UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-24-270089) provide the information required by Items 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “first companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission and with respect to the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) in the immediately following companion submission (the “second companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission and the second companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO Climate Bond Fund Class A
●	PIMCO Climate Bond Fund Class C
●	PIMCO Climate Bond Fund Institutional Class
●	PIMCO Climate Bond Fund I-2
●	PIMCO Climate Bond Fund I-3
●	PIMCO Dynamic Bond Fund Class A
●	PIMCO Dynamic Bond Fund Class C
●	PIMCO Dynamic Bond Fund Institutional Class
●	PIMCO Dynamic Bond Fund I-2
●	PIMCO Dynamic Bond Fund Class R
●	PIMCO Dynamic Bond Fund I-3
●	PIMCO Extended Duration Fund Institutional Class
●	PIMCO Extended Duration Fund I-2
●	PIMCO GNMA and Government Securities Fund Class A
●	PIMCO GNMA and Government Securities Fund Class C
●	PIMCO GNMA and Government Securities Fund Institutional Class
●	PIMCO GNMA and Government Securities Fund I-2
●	PIMCO GNMA and Government Securities Fund I-3
●	PIMCO Investment Grade Credit Bond Fund Class A
●	PIMCO Investment Grade Credit Bond Fund Administrative Class
●	PIMCO Investment Grade Credit Bond Fund Class C
●	PIMCO Investment Grade Credit Bond Fund Institutional Class
●	PIMCO Investment Grade Credit Bond Fund I-2
●	PIMCO Investment Grade Credit Bond Fund I-3
●	PIMCO Long Duration Total Return Fund Institutional Class
●	PIMCO Long Duration Total Return Fund I-2
●	PIMCO Long Duration Total Return Fund Class A
●	PIMCO Long Duration Total Return Fund Class C
●	PIMCO Long-Term US Government Fund Class A
●	PIMCO Long-Term US Government Fund Class C
●	PIMCO Long-Term US Government Fund Institutional Class
●	PIMCO Long-Term US Government Fund I-2
●	PIMCO Low Duration Opportunities Fund Class A
●	PIMCO Low Duration Opportunities Fund Class C
●	PIMCO Low Duration Opportunities Fund Institutional Class
●	PIMCO Low Duration Opportunities Fund I-2
●	PIMCO Moderate Duration Fund Institutional Class
●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3
●	PIMCO Mortgage Opportunities and Bond Fund Class A
●	PIMCO Mortgage Opportunities and Bond Fund Class C
●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
●	PIMCO Mortgage Opportunities and Bond Fund I-2
●	PIMCO Total Return ESG Fund Administrative Class
●	PIMCO Total Return ESG Fund Institutional Class
●	PIMCO Total Return ESG Fund I-2
●	PIMCO Total Return ESG Fund Class A
●	PIMCO Total Return ESG Fund Class C
●	PIMCO Total Return ESG Fund I-3
●	PIMCO Total Return Fund II Institutional Class
●	PIMCO Total Return Fund II I-2
●	PIMCO Total Return Fund IV Class A
●	PIMCO Total Return Fund IV Institutional Class
●	PIMCO Total Return Fund V Institutional Class
●	PIMCO Credit Opportunities Bond Fund Class A
●	PIMCO Credit Opportunities Bond Fund Class C
●	PIMCO Credit Opportunities Bond Fund Institutional Class
●	PIMCO Credit Opportunities Bond Fund I-2
●	PIMCO Diversified Income Fund Class A
●	PIMCO Diversified Income Fund Administrative Class
●	PIMCO Diversified Income Fund Class C
●	PIMCO Diversified Income Fund Institutional Class
●	PIMCO Diversified Income Fund I-2
●	PIMCO Diversified Income Fund I-3
●	PIMCO ESG Income Fund Class A
●	PIMCO ESG Income Fund Class C
●	PIMCO ESG Income Fund Institutional Class
●	PIMCO ESG Income Fund I-2
●	PIMCO ESG Income Fund I-3
●	PIMCO High Yield Fund Class A
●	PIMCO High Yield Fund Administrative Class
●	PIMCO High Yield Fund Class C
●	PIMCO High Yield Fund Institutional Class
●	PIMCO High Yield Fund I-2
●	PIMCO High Yield Fund Class R
●	PIMCO High Yield Fund I-3
●	PIMCO High Yield Spectrum Fund Class A
●	PIMCO High Yield Spectrum Fund Class C
●	PIMCO High Yield Spectrum Fund Institutional Class
●	PIMCO High Yield Spectrum Fund I-2
●	PIMCO High Yield Spectrum Fund I-3
●	PIMCO Long-Term Credit Bond Fund Institutional Class
●	PIMCO Long-Term Credit Bond Fund I-2
●	PIMCO Low Duration Credit Fund Class A
●	PIMCO Low Duration Credit Fund Class C
●	PIMCO Low Duration Credit Fund Institutional Class
●	PIMCO Low Duration Credit Fund I-2
●	PIMCO Low Duration Income Fund Class A
●	PIMCO Low Duration Income Fund Class C
●	PIMCO Low Duration Income Fund Institutional Class
●	PIMCO Low Duration Income Fund I-2
●	PIMCO Low Duration Income Fund I-3
●	PIMCO Low Duration Income Fund Class C-2
●	PIMCO Preferred and Capital Securities Fund Class A
●	PIMCO Preferred and Capital Securities Fund Class C
●	PIMCO Preferred and Capital Securities Fund I-2
●	PIMCO Preferred and Capital Securities Fund Institutional Class
●	PIMCO Preferred and Capital Securities Fund I-3

Filed under this submission (the first companion submission) on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A
●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund I-2
●	PIMCO RAE PLUS EMG Fund Class A
●	PIMCO RAE PLUS EMG Fund Class C
●	PIMCO RAE PLUS Fund Class A
●	PIMCO RAE PLUS Fund Class C
●	PIMCO RAE PLUS Fund Institutional Class
●	PIMCO RAE PLUS Fund I-2
●	PIMCO RAE PLUS Fund I-3
●	PIMCO RAE PLUS International Fund Institutional Class
●	PIMCO RAE PLUS International Fund Class A
●	PIMCO RAE PLUS International Fund I-2
●	PIMCO RAE PLUS Small Fund Institutional Class
●	PIMCO RAE PLUS Small Fund Class A
●	PIMCO RAE PLUS Small Fund Class C
●	PIMCO RAE PLUS Small Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund Class A
●	PIMCO StocksPLUS® Absolute Return Fund Class C
●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund I-2
●	PIMCO StocksPLUS® Absolute Return Fund I-3
●	PIMCO StocksPLUS® Fund Class A
●	PIMCO StocksPLUS® Fund Class C
●	PIMCO StocksPLUS® Fund Institutional Class
●	PIMCO StocksPLUS® Fund I-2
●	PIMCO StocksPLUS® Fund Class R
●	PIMCO StocksPLUS® Fund I-3
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
●	PIMCO StocksPLUS® International Fund (Unhedged) Class A
●	PIMCO StocksPLUS® International Fund (Unhedged) Class C
●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (Unhedged) I-2
●	PIMCO StocksPLUS® International Fund (Unhedged) I-3
●	PIMCO StocksPLUS® Long Duration Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund Class A
●	PIMCO StocksPLUS® Short Fund Class C
●	PIMCO StocksPLUS® Short Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund I-2
●	PIMCO StocksPLUS® Short Fund I-3
●	PIMCO StocksPLUS® Small Fund Class A
●	PIMCO StocksPLUS® Small Fund Class C
●	PIMCO StocksPLUS® Small Fund Institutional Class
●	PIMCO StocksPLUS® Small Fund I-2
●	PIMCO StocksPLUS® Small Fund I-3
●	PIMCO Emerging Markets Bond Fund Class A
●	PIMCO Emerging Markets Bond Fund Class C
●	PIMCO Emerging Markets Bond Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund I-2
●	PIMCO Emerging Markets Bond Fund I-3

●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund Class A
●	PIMCO Emerging Markets Local Currency and Bond Fund Class C
●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund I-2
●	PIMCO Emerging Markets Local Currency and Bond Fund I-3
●	PIMCO Global Advantage® Strategy Bond Fund Class A
●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (Unhedged) Class A
●	PIMCO International Bond Fund (Unhedged) Administrative Class
●	PIMCO International Bond Fund (Unhedged) Class C
●	PIMCO International Bond Fund (Unhedged) Institutional Class
●	PIMCO International Bond Fund (Unhedged) I-2
●	PIMCO International Bond Fund (Unhedged) I-3
●	PIMCO California Municipal Intermediate Value Fund Institutional Class
●	PIMCO California Municipal Opportunistic Value Fund Institutional Class
●	PIMCO National Municipal Intermediate Value Fund Institutional Class
●	PIMCO National Municipal Opportunistic Value Fund Institutional Class
●	PIMCO Income Fund Class A
●	PIMCO Income Fund Administrative Class
●	PIMCO Income Fund Class C
●	PIMCO Income Fund Institutional Class
●	PIMCO Income Fund I-2
●	PIMCO Income Fund Class R
●	PIMCO Income Fund I-3
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3
●	PIMCO Total Return Fund Class A
●	PIMCO Total Return Fund Administrative Class
●	PIMCO Total Return Fund Class C
●	PIMCO Total Return Fund Institutional Class
●	PIMCO Total Return Fund I-2
●	PIMCO Total Return Fund Class R
●	PIMCO Total Return Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund Class C
●	PIMCO TRENDS Managed Futures Strategy Fund Class A
●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class
●	PIMCO TRENDS Managed Futures Strategy Fund I-2

To be filed under the immediately following second companion submission on Form N-CSR:

●	PIMCO Sector Funds Series – AM
●	PIMCO Sector Fund Series – H
●	PIMCO Sector Fund Series – I
●	PIMCO ABS and Short-Term Investments Portfolio

●	PIMCO EM Bond and Short-Term Investments Portfolio
●	PIMCO High Yield and Short-Term Investments Portfolio
●	PIMCO Investment Grade Credit Bond Portfolio
●	PIMCO Long Duration Credit Bond Portfolio
●	PIMCO Low Duration Portfolio
●	PIMCO Moderate Duration Portfolio
●	PIMCO Mortgage and Short-Term Investments Portfolio
●	PIMCO Municipal Portfolio
●	PIMCO Real Return Portfolio
●	PIMCO Short-Term Portfolio
●	PIMCO Short-Term Floating NAV Portfolio II
●	PIMCO U.S. Government and Short-Term Investments Portfolio
●	PIMCO International Portfolio
●	PIMCO Short Asset Portfolio
●	PIMCO Short-Term Floating NAV Portfolio III
●	PIMCO All Asset: Multi-RAE PLUS Fund
●	PIMCO All Asset: Multi-Real Fund
●	PIMCO All Authority: Multi-RAE PLUS Fund
●	PIMCO CommoditiesPLUS® Strategy Fund Class A
●	PIMCO CommoditiesPLUS® Strategy Fund Class C
●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class
●	PIMCO CommoditiesPLUS® Strategy Fund I-2
●	PIMCO CommoditiesPLUS® Strategy Fund I-3
●	PIMCO CommodityRealReturnStrategy Fund® Class A
●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class
●	PIMCO CommodityRealReturnStrategy Fund® Class C
●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class
●	PIMCO CommodityRealReturnStrategy Fund® I-2
●	PIMCO CommodityRealReturnStrategy Fund® Class R
●	PIMCO CommodityRealReturnStrategy Fund® I-3
●	PIMCO Inflation Response Multi-Asset Fund Class A
●	PIMCO Inflation Response Multi-Asset Fund Institutional Class
●	PIMCO Inflation Response Multi-Asset Fund I-2
●	PIMCO Inflation Response Multi-Asset Fund I-3
●	PIMCO Long-Term Real Return Fund Institutional Class
●	PIMCO Long-Term Real Return Fund I-2
●	PIMCO Real Return Fund Class A
●	PIMCO Real Return Fund Administrative Class
●	PIMCO Real Return Fund Class C
●	PIMCO Real Return Fund Institutional Class
●	PIMCO Real Return Fund I-2
●	PIMCO Real Return Fund Class R
●	PIMCO Real Return Fund I-3
●	PIMCO RealEstateRealReturn Strategy Fund Class A
●	PIMCO RealEstateRealReturn Strategy Fund Class C
●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class
●	PIMCO RealEstateRealReturn Strategy Fund I-2
●	PIMCO RealEstateRealReturn Strategy Fund I-3
●	PIMCO Government Money Market Fund Class A
●	PIMCO Government Money Market Fund Class C
●	PIMCO Government Money Market Fund Class M
●	PIMCO Government Money Market Fund I-2
●	PIMCO Government Money Market Fund Institutional Class
●	PIMCO Government Money Market Fund Administrative Class
●	PIMCO Low Duration Fund Class A
●	PIMCO Low Duration Fund Administrative Class
●	PIMCO Low Duration Fund Class C
●	PIMCO Low Duration Fund Institutional Class
●	PIMCO Low Duration Fund I-2
●	PIMCO Low Duration Fund Class R
●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2
●	PIMCO Low Duration Fund II Administrative Class
●	PIMCO Low Duration Fund II Institutional Class
●	PIMCO Low Duration ESG Fund Institutional Class
●	PIMCO Low Duration ESG Fund I-2
●	PIMCO Short Asset Investment Fund Class A
●	PIMCO Short Asset Investment Fund Administrative Class
●	PIMCO Short Asset Investment Fund Institutional Class
●	PIMCO Short Asset Investment Fund I-2
●	PIMCO Short Asset Investment Fund Class M
●	PIMCO Short Asset Investment Fund I-3
●	PIMCO Short-Term Fund Class A
●	PIMCO Short-Term Fund Administrative Class
●	PIMCO Short-Term Fund Class C
●	PIMCO Short-Term Fund Institutional Class
●	PIMCO Short-Term Fund I-2
●	PIMCO Short-Term Fund Class R
●	PIMCO Short-Term Fund I-3
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A
●	PIMCO Short Duration Municipal Income Fund Class C
●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2
●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3

(b)	Not applicable to the Registrant.

Institutional Class: GCMVX

PIMCO California Municipal Intermediate Value Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.39%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$26,828
# of Portfolio Holdings	67
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$25
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	28.1%
Lease (Abatement)	25.4%
Health, Hospital & Nursing Home Revenue	7.8%
Port, Airport & Marina Revenue	6.6%
Tax Increment/Allocation Revenue	5.4%
Special Tax	4.8%
Water Revenue	4.0%
Local or Guaranteed Housing	3.3%
College & University Revenue	2.5%
Electric Power & Light Revenue	1.8%
Lease (Appropriation)	1.8%
Other Investments	3.1%
Short-Term Instruments	1.2%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(1.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GCMVX

PIMCO California Municipal Intermediate Value Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2207TSRSAR_093024

Institutional Class: GCMFX

PIMCO California Municipal Opportunistic Value Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$274,931
# of Portfolio Holdings	123
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$497
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	29.3%
Lease (Abatement)	15.2%
Port, Airport & Marina Revenue	10.4%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	4.6%
Electric Power & Light Revenue	3.9%
Lease (Appropriation)	3.2%
Lease (Non-Terminable)	2.9%
Water Revenue	2.6%
College & University Revenue	2.2%
Highway Revenue Tolls	1.9%
Other Investments	7.6%
Short-Term Instruments	0.2%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GCMFX

PIMCO California Municipal Opportunistic Value Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2208TSRSAR_093024

Class A: PAEMX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAEMX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4001TSRSAR_093024

Class C: PEBCX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.35%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEBCX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4201TSRSAR_093024

I-3: PEBNX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$72	1.38%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PEBNX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2180TSRSAR_093024

Institutional Class: PEBIX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.23%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEBIX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0137TSRSAR_093024

I-2: PEMPX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	1.33%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,571,928
# of Portfolio Holdings	1,173
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$3,856
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Mexico	9.7%
United States	8.9%
Turkey	5.5%
South Africa	4.3%
Dominican Republic	4.1%
Brazil	3.8%
Egypt	3.3%
Indonesia	3.2%
Saudi Arabia	2.9%
Other Countries	58.5%
Short-Term Instruments	5.4%
Affiliated Investments	3.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(13.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEMPX

PIMCO Emerging Markets Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1914TSRSAR_093024

Class A: PLMAX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.44%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,090
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$1,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Brazil	21.6%
Singapore	10.4%
Israel	6.2%
Mexico	5.8%
United States	4.1%
South Africa	4.1%
Supranational	3.5%
Chile	3.2%
Peru	2.7%
Other Countries	18.7%
Short-Term Instruments	12.9%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PLMAX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4029TSRSAR_093024

Institutional Class: PLMIX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,090
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$1,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Brazil	21.6%
Singapore	10.4%
Israel	6.2%
Mexico	5.8%
United States	4.1%
South Africa	4.1%
Supranational	3.5%
Chile	3.2%
Peru	2.7%
Other Countries	18.7%
Short-Term Instruments	12.9%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLMIX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1872TSRSAR_093024

I-2: PLMPX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$59	1.14%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,090
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$1,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Brazil	21.6%
Singapore	10.4%
Israel	6.2%
Mexico	5.8%
United States	4.1%
South Africa	4.1%
Supranational	3.5%
Chile	3.2%
Peru	2.7%
Other Countries	18.7%
Short-Term Instruments	12.9%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLMPX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1915TSRSAR_093024

Class A: PELAX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	2.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PELAX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4032TSRSAR_093024

Class C: PELCX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	2.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PELCX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4232TSRSAR_093024

I-3: PELNX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$94	1.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PELNX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2179TSRSAR_093024

Institutional Class: PELBX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	1.66%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PELBX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0332TSRSAR_093024

I-2: PELPX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$91	1.76%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,374,643
# of Portfolio Holdings	1,406
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$3,032
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.9%
Mexico	8.7%
Malaysia	7.8%
Indonesia	7.0%
Supranational	6.7%
United States	6.3%
Peru	6.1%
Thailand	4.8%
Chile	4.6%
Poland	4.5%
Other Countries	32.4%
Short-Term Instruments	1.0%
Affiliated Investments	7.3%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(10.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PELPX

PIMCO Emerging Markets Local Currency and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1930TSRSAR_093024

Class A: PGSAX

PIMCO Global Advantage® Strategy Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$272,559
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	85.7%
Japan	5.7%
Cayman Islands	5.7%
United Kingdom	5.6%
Canada	3.5%
Ireland	2.7%
South Korea	2.5%
Saudi Arabia	2.3%
South Africa	1.9%
France	1.7%
Other Countries	22.7%
Short-Term Instruments	1.8%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(43.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PGSAX

PIMCO Global Advantage® Strategy Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4087TSRSAR_093024

Institutional Class: PSAIX

PIMCO Global Advantage® Strategy Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$272,559
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	85.7%
Japan	5.7%
Cayman Islands	5.7%
United Kingdom	5.6%
Canada	3.5%
Ireland	2.7%
South Korea	2.5%
Saudi Arabia	2.3%
South Africa	1.9%
France	1.7%
Other Countries	22.7%
Short-Term Instruments	1.8%
Affiliated Investments	0.3%
Financial Derivative Instruments	1.2%
Other Assets and Liabilities, Net	(43.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSAIX

PIMCO Global Advantage® Strategy Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1864TSRSAR_093024

Class A: PAIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,210,968
# of Portfolio Holdings	1,150
Portfolio Turnover Rate	447%
Total Net Advisory Fees Paid During the Reporting Period	$1,431
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	67.9%
Cayman Islands	4.6%
United Kingdom	4.4%
Japan	4.4%
Canada	3.9%
Ireland	2.4%
Denmark	2.2%
South Korea	2.1%
France	2.0%
South Africa	1.7%
Other Countries	11.7%
Short-Term Instruments	4.6%
Affiliated Investments	1.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(12.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4011TSRSAR_093024

Class C: PCIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,210,968
# of Portfolio Holdings	1,150
Portfolio Turnover Rate	447%
Total Net Advisory Fees Paid During the Reporting Period	$1,431
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	67.9%
Cayman Islands	4.6%
United Kingdom	4.4%
Japan	4.4%
Canada	3.9%
Ireland	2.4%
Denmark	2.2%
South Korea	2.1%
France	2.0%
South Africa	1.7%
Other Countries	11.7%
Short-Term Instruments	4.6%
Affiliated Investments	1.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(12.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4211TSRSAR_093024

Institutional Class: PGBIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.71%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,210,968
# of Portfolio Holdings	1,150
Portfolio Turnover Rate	447%
Total Net Advisory Fees Paid During the Reporting Period	$1,431
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	67.9%
Cayman Islands	4.6%
United Kingdom	4.4%
Japan	4.4%
Canada	3.9%
Ireland	2.4%
Denmark	2.2%
South Korea	2.1%
France	2.0%
South Africa	1.7%
Other Countries	11.7%
Short-Term Instruments	4.6%
Affiliated Investments	1.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(12.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGBIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0249TSRSAR_093024

I-2: PGNPX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$41	0.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,210,968
# of Portfolio Holdings	1,150
Portfolio Turnover Rate	447%
Total Net Advisory Fees Paid During the Reporting Period	$1,431
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	67.9%
Cayman Islands	4.6%
United Kingdom	4.4%
Japan	4.4%
Canada	3.9%
Ireland	2.4%
Denmark	2.2%
South Korea	2.1%
France	2.0%
South Africa	1.7%
Other Countries	11.7%
Short-Term Instruments	4.6%
Affiliated Investments	1.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(12.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGNPX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1913TSRSAR_093024

Class A: PONAX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PONAX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4021TSRSAR_093024

Administrative Class: PIINX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$42	0.82%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PIINX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1822TSRSAR_093024

Class C: PONCX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.72%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PONCX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4221TSRSAR_093024

I-3: PIPNX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$37	0.72%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PIPNX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2186TSRSAR_093024

Institutional Class: PIMIX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIMIX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1821TSRSAR_093024

I-2: PONPX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$34	0.67%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PONPX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1907TSRSAR_093024

Class R: PONRX

PIMCO Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.22%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$168,117,225
# of Portfolio Holdings	9,694
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$194,963
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	19.5%
U.S. Treasury Obligations	16.7%
Corporate Bonds & Notes	9.2%
Sovereign Issues	6.9%
Loan Participations and Assignments	2.2%
Preferred Securities	0.5%
Real Estate Investment Trusts	0.2%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	0.0%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(55.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PONRX

PIMCO Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4521TSRSAR_093024

Class A: PFOAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFOAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4007TSRSAR_093024

Administrative Class: PFRAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$47	0.93%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PFRAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0403TSRSAR_093024

Class C: PFOCX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.83%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFOCX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4207TSRSAR_093024

I-3: PFONX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$42	0.83%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFONX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2182TSRSAR_093024

Institutional Class: PFORX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.68%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFORX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0103TSRSAR_093024

I-2: PFBPX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$40	0.78%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFBPX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1911TSRSAR_093024

Class R: PFRRX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.33%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,410,205
# of Portfolio Holdings	1,665
Portfolio Turnover Rate	276%
Total Net Advisory Fees Paid During the Reporting Period	$18,528
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.8%
Japan	6.2%
United Kingdom	6.0%
Canada	4.8%
Cayman Islands	4.3%
South Korea	3.5%
Ireland	2.2%
France	1.9%
Spain	1.3%
Malaysia	1.3%
Other Countries	12.9%
Short-Term Instruments	1.1%
Affiliated Investments	4.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(22.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PFRRX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4507TSRSAR_093024

Class A: PFUAX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.18%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFUAX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4042TSRSAR_093024

Administrative Class: PFUUX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	1.03%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PFUUX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1877TSRSAR_093024

Class C: PFRCX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.93%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFRCX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4242TSRSAR_093024

I-3: PFUNX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$48	0.93%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFUNX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2183TSRSAR_093024

Institutional Class: PFUIX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.78%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFUIX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1853TSRSAR_093024

I-2: PFUPX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.88%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$773,386
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	352%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	72.3%
Japan	6.8%
United Kingdom	6.5%
Cayman Islands	5.4%
Canada	5.3%
South Korea	3.8%
France	3.1%
Ireland	2.3%
China	1.7%
Malaysia	1.7%
Spain	1.6%
Other Countries	14.4%
Short-Term Instruments	1.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFUPX

PIMCO International Bond Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1912TSRSAR_093024

Institutional Class: GNMVX

PIMCO National Municipal Intermediate Value Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.39%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$104,871
# of Portfolio Holdings	96
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$104
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	36.9%
Local or Guaranteed Housing	9.7%
Lease (Appropriation)	6.9%
Port, Airport & Marina Revenue	6.3%
Health, Hospital & Nursing Home Revenue	4.7%
Lease (Renewal)	4.5%
Highway Revenue Tolls	3.7%
Lease Revenue	3.2%
Hotel Occupancy Tax	2.7%
College & University Revenue	2.7%
Fuel Sales Tax Revenue	2.6%
Other Investments	11.6%
Short-Term Instruments	0.2%
Affiliated Investments	3.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GNMVX

PIMCO National Municipal Intermediate Value Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2209TSRSAR_093024

Institutional Class: GNMFX

PIMCO National Municipal Opportunistic Value Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$308,781
# of Portfolio Holdings	145
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$576
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	25.4%
Port, Airport & Marina Revenue	13.1%
Health, Hospital & Nursing Home Revenue	11.7%
Lease (Appropriation)	9.0%
Highway Revenue Tolls	8.5%
Local or Guaranteed Housing	6.0%
Sales Tax Revenue	3.5%
College & University Revenue	3.4%
Lease Revenue	2.3%
Natural Gas Revenue	2.2%
Fuel Sales Tax Revenue	1.8%
Miscellaneous Taxes	1.8%
Other Investments	9.8%
Short-Term Instruments	0.0%
Affiliated Investments	1.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GNMFX

PIMCO National Municipal Opportunistic Value Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2210TSRSAR_093024

Class A: PTFAX

PIMCO RAE Fundamental Advantage PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.58%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,759
# of Portfolio Holdings	864
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$1,636
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	56.3%
Asset-Backed Securities	32.6%
Corporate Bonds & Notes	12.7%
Non-Agency Mortgage-Backed Securities	11.8%
U.S. Treasury Obligations	8.7%
Sovereign Issues	3.4%
Other Investments	0.0%
Short-Term Instruments	41.0%
Affiliated Investments	7.6%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(78.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTFAX

PIMCO RAE Fundamental Advantage PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4088TSRSAR_093024

Institutional Class: PFATX

PIMCO RAE Fundamental Advantage PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.18%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,759
# of Portfolio Holdings	864
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$1,636
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	56.3%
Asset-Backed Securities	32.6%
Corporate Bonds & Notes	12.7%
Non-Agency Mortgage-Backed Securities	11.8%
U.S. Treasury Obligations	8.7%
Sovereign Issues	3.4%
Other Investments	0.0%
Short-Term Instruments	41.0%
Affiliated Investments	7.6%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(78.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFATX

PIMCO RAE Fundamental Advantage PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1899TSRSAR_093024

Class A: PEFFX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	1.79%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$216,830
# of Portfolio Holdings	762
Portfolio Turnover Rate	256%
Total Net Advisory Fees Paid During the Reporting Period	$874
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.9%
Asset-Backed Securities	31.4%
Non-Agency Mortgage-Backed Securities	13.4%
Corporate Bonds & Notes	9.3%
Common Stocks	8.3%
U.S. Treasury Obligations	5.7%
Sovereign Issues	3.7%
Other Investments	0.0%
Short-Term Instruments	37.5%
Affiliated Investments	8.4%
Financial Derivative Instruments	5.6%
Other Assets and Liabilities, Net	(73.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEFFX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6046TSRSAR_093024

Class C: PEFCX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.54%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$216,830
# of Portfolio Holdings	762
Portfolio Turnover Rate	256%
Total Net Advisory Fees Paid During the Reporting Period	$874
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.9%
Asset-Backed Securities	31.4%
Non-Agency Mortgage-Backed Securities	13.4%
Corporate Bonds & Notes	9.3%
Common Stocks	8.3%
U.S. Treasury Obligations	5.7%
Sovereign Issues	3.7%
Other Investments	0.0%
Short-Term Instruments	37.5%
Affiliated Investments	8.4%
Financial Derivative Instruments	5.6%
Other Assets and Liabilities, Net	(73.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEFCX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6246TSRSAR_093024

Institutional Class: PEFIX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	1.39%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$216,830
# of Portfolio Holdings	762
Portfolio Turnover Rate	256%
Total Net Advisory Fees Paid During the Reporting Period	$874
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.9%
Asset-Backed Securities	31.4%
Non-Agency Mortgage-Backed Securities	13.4%
Corporate Bonds & Notes	9.3%
Common Stocks	8.3%
U.S. Treasury Obligations	5.7%
Sovereign Issues	3.7%
Other Investments	0.0%
Short-Term Instruments	37.5%
Affiliated Investments	8.4%
Financial Derivative Instruments	5.6%
Other Assets and Liabilities, Net	(73.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEFIX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1829TSRSAR_093024

I-2: PEFPX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$80	1.49%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$216,830
# of Portfolio Holdings	762
Portfolio Turnover Rate	256%
Total Net Advisory Fees Paid During the Reporting Period	$874
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.9%
Asset-Backed Securities	31.4%
Non-Agency Mortgage-Backed Securities	13.4%
Corporate Bonds & Notes	9.3%
Common Stocks	8.3%
U.S. Treasury Obligations	5.7%
Sovereign Issues	3.7%
Other Investments	0.0%
Short-Term Instruments	37.5%
Affiliated Investments	8.4%
Financial Derivative Instruments	5.6%
Other Assets and Liabilities, Net	(73.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEFPX

PIMCO RAE PLUS EMG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1936TSRSAR_093024

Class A: PIXAX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.44%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PIXAX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4043TSRSAR_093024

Class C: PIXCX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.19%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PIXCX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4243TSRSAR_093024

I-3: PXTNX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	1.19%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PXTNX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2193TSRSAR_093024

Institutional Class: PXTIX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.04%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PXTIX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1874TSRSAR_093024

I-2: PIXPX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$58	1.14%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,165,313
# of Portfolio Holdings	1,189
Portfolio Turnover Rate	261%
Total Net Advisory Fees Paid During the Reporting Period	$3,041
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.2%
Asset-Backed Securities	34.6%
Corporate Bonds & Notes	11.4%
Non-Agency Mortgage-Backed Securities	8.6%
Common Stocks	8.0%
U.S. Treasury Obligations	6.8%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	4.6%
Financial Derivative Instruments	5.7%
Other Assets and Liabilities, Net	(68.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PIXPX

PIMCO RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1926TSRSAR_093024

Class A: PTSOX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.39%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$143,043
# of Portfolio Holdings	764
Portfolio Turnover Rate	294%
Total Net Advisory Fees Paid During the Reporting Period	$405
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	30.7%
Non-Agency Mortgage-Backed Securities	14.9%
Corporate Bonds & Notes	9.4%
Common Stocks	8.1%
U.S. Treasury Obligations	7.6%
Sovereign Issues	3.5%
Short-Term Instruments	15.4%
Affiliated Investments	10.8%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTSOX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8002TSRSAR_093024

Institutional Class: PTSIX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.04%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$143,043
# of Portfolio Holdings	764
Portfolio Turnover Rate	294%
Total Net Advisory Fees Paid During the Reporting Period	$405
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	30.7%
Non-Agency Mortgage-Backed Securities	14.9%
Corporate Bonds & Notes	9.4%
Common Stocks	8.1%
U.S. Treasury Obligations	7.6%
Sovereign Issues	3.5%
Short-Term Instruments	15.4%
Affiliated Investments	10.8%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSIX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2013TSRSAR_093024

I-2: PTIPX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$60	1.14%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$143,043
# of Portfolio Holdings	764
Portfolio Turnover Rate	294%
Total Net Advisory Fees Paid During the Reporting Period	$405
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	30.7%
Non-Agency Mortgage-Backed Securities	14.9%
Corporate Bonds & Notes	9.4%
Common Stocks	8.1%
U.S. Treasury Obligations	7.6%
Sovereign Issues	3.5%
Short-Term Instruments	15.4%
Affiliated Investments	10.8%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(49.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTIPX

PIMCO RAE PLUS International Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2015TSRSAR_093024

Class A: PCFAX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.48%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,790
# of Portfolio Holdings	777
Portfolio Turnover Rate	282%
Total Net Advisory Fees Paid During the Reporting Period	$523
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.7%
Asset-Backed Securities	33.1%
Non-Agency Mortgage-Backed Securities	11.7%
Common Stocks	8.0%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.3%
Sovereign Issues	3.0%
Short-Term Instruments	44.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCFAX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8001TSRSAR_093024

Class C: PCFEX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.23%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,790
# of Portfolio Holdings	777
Portfolio Turnover Rate	282%
Total Net Advisory Fees Paid During the Reporting Period	$523
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.7%
Asset-Backed Securities	33.1%
Non-Agency Mortgage-Backed Securities	11.7%
Common Stocks	8.0%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.3%
Sovereign Issues	3.0%
Short-Term Instruments	44.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCFEX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8201TSRSAR_093024

Institutional Class: PCFIX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.13%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,790
# of Portfolio Holdings	777
Portfolio Turnover Rate	282%
Total Net Advisory Fees Paid During the Reporting Period	$523
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.7%
Asset-Backed Securities	33.1%
Non-Agency Mortgage-Backed Securities	11.7%
Common Stocks	8.0%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.3%
Sovereign Issues	3.0%
Short-Term Instruments	44.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCFIX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2010TSRSAR_093024

I-2: PCCPX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	1.23%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,790
# of Portfolio Holdings	777
Portfolio Turnover Rate	282%
Total Net Advisory Fees Paid During the Reporting Period	$523
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.7%
Asset-Backed Securities	33.1%
Non-Agency Mortgage-Backed Securities	11.7%
Common Stocks	8.0%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.3%
Sovereign Issues	3.0%
Short-Term Instruments	44.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(64.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCCPX

PIMCO RAE PLUS Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2012TSRSAR_093024

Class A: PWLBX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	1.73%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$520,311
# of Portfolio Holdings	909
Portfolio Turnover Rate	240%
Total Net Advisory Fees Paid During the Reporting Period	$2,546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	33.4%
Corporate Bonds & Notes	14.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Obligations	8.8%
Common Stocks	8.0%
Sovereign Issues	3.6%
Short-Term Instruments	20.6%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(53.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PWLBX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8085TSRSAR_093024

Class C: PWLEX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	2.48%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$520,311
# of Portfolio Holdings	909
Portfolio Turnover Rate	240%
Total Net Advisory Fees Paid During the Reporting Period	$2,546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	33.4%
Corporate Bonds & Notes	14.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Obligations	8.8%
Common Stocks	8.0%
Sovereign Issues	3.6%
Short-Term Instruments	20.6%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(53.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PWLEX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS8285TSRSAR_093024

Institutional Class: PWLIX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.33%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$520,311
# of Portfolio Holdings	909
Portfolio Turnover Rate	240%
Total Net Advisory Fees Paid During the Reporting Period	$2,546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	33.4%
Corporate Bonds & Notes	14.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Obligations	8.8%
Common Stocks	8.0%
Sovereign Issues	3.6%
Short-Term Instruments	20.6%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(53.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PWLIX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2118TSRSAR_093024

I-2: PWLMX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$74	1.43%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$520,311
# of Portfolio Holdings	909
Portfolio Turnover Rate	240%
Total Net Advisory Fees Paid During the Reporting Period	$2,546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.6%
Asset-Backed Securities	33.4%
Corporate Bonds & Notes	14.7%
Non-Agency Mortgage-Backed Securities	14.5%
U.S. Treasury Obligations	8.8%
Common Stocks	8.0%
Sovereign Issues	3.6%
Short-Term Instruments	20.6%
Affiliated Investments	3.5%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(53.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PWLMX

PIMCO RAE Worldwide Long/Short PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2212TSRSAR_093024

Class A: PTOAX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.41%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTOAX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4062TSRSAR_093024

Class C: PSOCX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.16%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSOCX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4262TSRSAR_093024

I-3: PSPNX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$61	1.16%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSPNX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2198TSRSAR_093024

Institutional Class: PSPTX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.01%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSPTX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0050TSRSAR_093024

I-2: PTOPX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$59	1.11%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,923,108
# of Portfolio Holdings	1,010
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$3,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	47.3%
Asset-Backed Securities	32.1%
Corporate Bonds & Notes	9.1%
Non-Agency Mortgage-Backed Securities	7.9%
U.S. Treasury Obligations	4.5%
Common Stocks	4.2%
Sovereign Issues	3.3%
Other Investments	0.1%
Short-Term Instruments	42.4%
Affiliated Investments	7.6%
Financial Derivative Instruments	6.8%
Other Assets and Liabilities, Net	(65.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTOPX

PIMCO StocksPLUS® Absolute Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1925TSRSAR_093024

Class A: PSPAX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.31%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,661,934
# of Portfolio Holdings	883
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,209
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	29.9%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	10.8%
Corporate Bonds & Notes	8.9%
Common Stocks	7.9%
U.S. Treasury Obligations	5.3%
Sovereign Issues	0.3%
Other Investments	0.1%
Short-Term Instruments	46.7%
Affiliated Investments	4.5%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSPAX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4008TSRSAR_093024

Class C: PSPCX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,661,934
# of Portfolio Holdings	883
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,209
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	29.9%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	10.8%
Corporate Bonds & Notes	8.9%
Common Stocks	7.9%
U.S. Treasury Obligations	5.3%
Sovereign Issues	0.3%
Other Investments	0.1%
Short-Term Instruments	46.7%
Affiliated Investments	4.5%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSPCX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4208TSRSAR_093024

I-3: PSTNX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$56	1.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,661,934
# of Portfolio Holdings	883
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,209
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	29.9%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	10.8%
Corporate Bonds & Notes	8.9%
Common Stocks	7.9%
U.S. Treasury Obligations	5.3%
Sovereign Issues	0.3%
Other Investments	0.1%
Short-Term Instruments	46.7%
Affiliated Investments	4.5%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSTNX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2199TSRSAR_093024

Institutional Class: PSTKX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.91%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,661,934
# of Portfolio Holdings	883
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,209
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	29.9%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	10.8%
Corporate Bonds & Notes	8.9%
Common Stocks	7.9%
U.S. Treasury Obligations	5.3%
Sovereign Issues	0.3%
Other Investments	0.1%
Short-Term Instruments	46.7%
Affiliated Investments	4.5%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSTKX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0104TSRSAR_093024

I-2: PSKPX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$53	1.01%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,661,934
# of Portfolio Holdings	883
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,209
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	29.9%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	10.8%
Corporate Bonds & Notes	8.9%
Common Stocks	7.9%
U.S. Treasury Obligations	5.3%
Sovereign Issues	0.3%
Other Investments	0.1%
Short-Term Instruments	46.7%
Affiliated Investments	4.5%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSKPX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1924TSRSAR_093024

Class R: PSPRX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$82	1.56%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,661,934
# of Portfolio Holdings	883
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,209
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	29.9%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	10.8%
Corporate Bonds & Notes	8.9%
Common Stocks	7.9%
U.S. Treasury Obligations	5.3%
Sovereign Issues	0.3%
Other Investments	0.1%
Short-Term Instruments	46.7%
Affiliated Investments	4.5%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PSPRX

PIMCO StocksPLUS® Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4508TSRSAR_093024

Class A: PIPAX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.52%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PIPAX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4044TSRSAR_093024

Class C: PIPCX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.27%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PIPCX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4244TSRSAR_093024

I-3: PISNX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$65	1.27%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PISNX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2200TSRSAR_093024

Institutional Class: PISIX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.12%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PISIX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0327TSRSAR_093024

I-2: PIUHX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$62	1.22%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,953,226
# of Portfolio Holdings	1,166
Portfolio Turnover Rate	235%
Total Net Advisory Fees Paid During the Reporting Period	$6,316
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.2%
Asset-Backed Securities	34.3%
Corporate Bonds & Notes	9.3%
Non-Agency Mortgage-Backed Securities	9.1%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.5%
Affiliated Investments	8.5%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(49.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PIUHX

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2057TSRSAR_093024

Class A: PPUAX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.29%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PPUAX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4056TSRSAR_093024

Class C: PPUCX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.04%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PPUCX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4256TSRSAR_093024

I-3: PSKNX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$54	1.04%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSKNX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2201TSRSAR_093024

Institutional Class: PSKIX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.89%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSKIX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0321TSRSAR_093024

I-2: PPLPX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$51	0.99%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$188,123
# of Portfolio Holdings	827
Portfolio Turnover Rate	182%
Total Net Advisory Fees Paid During the Reporting Period	$355
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	40.9%
Asset-Backed Securities	39.2%
Non-Agency Mortgage-Backed Securities	10.0%
Corporate Bonds & Notes	9.3%
Common Stocks	8.1%
U.S. Treasury Obligations	7.5%
Sovereign Issues	3.5%
Short-Term Instruments	10.1%
Affiliated Investments	7.7%
Financial Derivative Instruments	1.5%
Other Assets and Liabilities, Net	(37.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPLPX

PIMCO StocksPLUS® International Fund (Unhedged)

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1927TSRSAR_093024

Institutional Class: PSLDX

PIMCO StocksPLUS® Long Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Long Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$200	3.72%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$709,875
# of Portfolio Holdings	852
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$1,281
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	74.8%
Corporate Bonds & Notes	61.9%
U.S. Government Agencies	29.3%
Mutual Funds	10.0%
Sovereign Issues	2.6%
Asset-Backed Securities	2.1%
Municipal Bonds & Notes	1.9%
Non-Agency Mortgage-Backed Securities	1.6%
Loan Participations and Assignments	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSLDX

PIMCO StocksPLUS® Long Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1824TSRSAR_093024

Class A: PSSAX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.18%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSSAX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4052TSRSAR_093024

Class C: PSSCX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.93%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSSCX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4252TSRSAR_093024

I-3: PSNNX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$46	0.93%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSNNX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2202TSRSAR_093024

Institutional Class: PSTIX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.78%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSTIX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1800TSRSAR_093024

I-2: PSPLX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$43	0.88%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$118,109
# of Portfolio Holdings	803
Portfolio Turnover Rate	196%
Total Net Advisory Fees Paid During the Reporting Period	$235
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	48.0%
Asset-Backed Securities	22.5%
Non-Agency Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	13.4%
Corporate Bonds & Notes	8.2%
Sovereign Issues	2.4%
Short-Term Instruments	9.6%
Affiliated Investments	15.4%
Financial Derivative Instruments	(4.0%)
Other Assets and Liabilities, Net	(31.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSPLX

PIMCO StocksPLUS® Short Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1963TSRSAR_093024

Class A: PCKAX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.30%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCKAX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4053TSRSAR_093024

Class C: PCKCX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.05%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCKCX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4253TSRSAR_093024

I-3: PSNSX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$54	1.05%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSNSX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2203TSRSAR_093024

Institutional Class: PSCSX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.90%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSCSX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1885TSRSAR_093024

I-2: PCKPX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$52	1.00%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$950,352
# of Portfolio Holdings	868
Portfolio Turnover Rate	289%
Total Net Advisory Fees Paid During the Reporting Period	$2,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.3%
Asset-Backed Securities	31.7%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	10.6%
U.S. Treasury Obligations	5.9%
Common Stocks	4.4%
Sovereign Issues	3.3%
Short-Term Instruments	41.5%
Affiliated Investments	2.1%
Financial Derivative Instruments	6.7%
Other Assets and Liabilities, Net	(69.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCKPX

PIMCO StocksPLUS® Small Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1928TSRSAR_093024

Class A: PTTAX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.87%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTTAX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4005TSRSAR_093024

Administrative Class: PTRAX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.78%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PTRAX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0435TSRSAR_093024

Class C: PTTCX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.62%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTTCX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4205TSRSAR_093024

I-3: PTTNX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.68%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTTNX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2204TSRSAR_093024

Institutional Class: PTTRX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTTRX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0035TSRSAR_093024

I-2: PTTPX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.63%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTTPX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1902TSRSAR_093024

Class R: PTRRX

PIMCO Total Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$58	1.12%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$50,327,338
# of Portfolio Holdings	7,581
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$64,117
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	60.6%
Corporate Bonds & Notes	23.5%
Non-Agency Mortgage-Backed Securities	19.6%
U.S. Treasury Obligations	16.5%
Asset-Backed Securities	11.7%
Sovereign Issues	4.3%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.6%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PTRRX

PIMCO Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4505TSRSAR_093024

Class A: PQTAX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.95%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PQTAX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6047TSRSAR_093024

Class C: PQTCX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.70%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PQTCX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6247TSRSAR_093024

I-3: PQTNX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$82	1.70%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PQTNX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2205TSRSAR_093024

Institutional Class: PQTIX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	1.55%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PQTIX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2087TSRSAR_093024

I-2: PQTPX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$80	1.65%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,667,269
# of Portfolio Holdings	1,393
Portfolio Turnover Rate	397%
Total Net Advisory Fees Paid During the Reporting Period	$16,014
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.5%
Commodities	16.5%
Corporate Bonds & Notes	11.6%
Common Stocks	5.9%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	0.3%
Short-Term Instruments	19.1%
Affiliated Investments	35.5%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(33.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PQTPX

PIMCO TRENDS Managed Futures Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2089TSRSAR_093024

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Equity-Related Strategy Funds
●	International Bond Funds
●	Municipal Value Funds
●	Income Fund
●	International Bond Fund (U.S. Dollar-Hedged)
●	Total Return Fund
●	TRENDS Managed Futures Strategy Fund

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds
●	Bond Funds
●	Credit Bond Funds

To be filed under the immediately following second companion submission on Form N-CSR:

●	PAPS Portfolios
●	PAPS All Asset Funds
●	Real Return Strategy Funds
●	Short Duration Strategy Funds
●	Tax-Efficient Strategy Funds

(b)	Not applicable to the Registrant.

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Equity-Related Strategy Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE PLUS Fund

PIMCO RAE PLUS EMG Fund

PIMCO RAE PLUS International Fund

PIMCO RAE PLUS Small Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each, a “Fund” and collectively, the “Funds”).

The Funds may invest in both fixed income instruments and equity and equity-related securities. We believe that such funds have an important role to play in a well-diversified investment portfolio. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

2	PIMCO EQUITY-RELATED STRATEGY FUNDS

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class R	Diversification Status
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	—	—	07/31/08	—	—	Diversified
PIMCO RAE PLUS Fund	06/30/05	06/30/05	04/30/08	04/27/18	06/30/05	06/30/05	—	Diversified
PIMCO RAE PLUS EMG Fund	11/26/08	11/26/08	01/07/11	—	05/31/13	05/31/13	—	Diversified
PIMCO RAE PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	—	—	Diversified
PIMCO RAE PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	—	Diversified
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	08/23/19	—	08/23/19	08/23/19	—	Diversified
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	04/27/18	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	04/27/18	07/31/03	07/31/03	—	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	04/27/18	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	04/27/18	10/30/03	10/30/03	—	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	04/27/18	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	04/27/18	07/31/06	07/31/06	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

4	PIMCO EQUITY-RELATED STRATEGY FUNDS

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.64	$0.19	$(0.55)	$(0.36)	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	8.46	0.36	0.08	0.44	(0.26)	0.00	0.00	(0.26)

03/31/2023	8.56	0.21	0.21	0.42	(0.52)	0.00	0.00	(0.52)

03/31/2022	9.51	0.07	(0.59)	(0.52)	(0.41)	0.00	(0.02)	(0.43)

03/31/2021	8.58	0.06	0.93	0.99	(0.06)	0.00	0.00	(0.06)

03/31/2020	9.84	0.21	(1.47)	(1.26)	0.00	0.00	0.00	0.00
Class A

04/01/2024 - 09/30/2024+	8.33	0.17	(0.54)	(0.37)	(0.17)	0.00	0.00	(0.17)

03/31/2024	8.17	0.31	0.08	0.39	(0.23)	0.00	0.00	(0.23)

03/31/2023	8.28	0.17	0.21	0.38	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.23	0.03	(0.57)	(0.54)	(0.39)	0.00	(0.02)	(0.41)

03/31/2021	8.35	0.04	0.88	0.92	(0.04)	0.00	0.00	(0.04)

03/31/2020	9.61	0.18	(1.44)	(1.26)	0.00	0.00	0.00	0.00

PIMCO RAE PLUS Fund
Institutional Class

04/01/2024 - 09/30/2024+	$20.53	$0.43	$0.12	$0.55	$(0.79)	$0.00	$0.00	$(0.79)

03/31/2024	16.51	0.80	4.05	4.85	(0.83)	0.00	0.00	(0.83)

03/31/2023(h)	20.25	0.51	(1.72)	(1.21)	(0.62)	(1.91)	0.00	(2.53)

03/31/2022(h)	20.85	0.27	1.71	1.98	(2.58)	0.00	0.00	(2.58)

03/31/2021(h)	13.92	0.30	9.72	10.02	(3.09)	0.00	0.00	(3.09)

03/31/2020(h)	21.00	0.54	(4.32)	(3.78)	(0.54)	(2.73)	(0.03)	(3.30)
I-2

04/01/2024 - 09/30/2024+	20.19	0.41	0.13	0.54	(0.79)	0.00	0.00	(0.79)

03/31/2024	16.25	0.77	3.99	4.76	(0.82)	0.00	0.00	(0.82)

03/31/2023(h)	19.98	0.49	(1.71)	(1.22)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(h)	20.61	0.27	1.65	1.92	(2.55)	0.00	0.00	(2.55)

03/31/2021(h)	13.80	0.30	9.57	9.87	(3.06)	0.00	0.00	(3.06)

03/31/2020(h)	20.85	0.51	(4.29)	(3.78)	(0.51)	(2.73)	(0.03)	(3.27)
I-3

04/01/2024 - 09/30/2024+	20.15	0.40	0.13	0.53	(0.79)	0.00	0.00	(0.79)

03/31/2024	16.20	0.75	3.98	4.73	(0.78)	0.00	0.00	(0.78)

03/31/2023(h)	19.92	0.50	(1.71)	(1.21)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(h)	20.58	0.24	1.65	1.89	(2.55)	0.00	0.00	(2.55)

03/31/2021(h)	13.77	0.30	9.57	9.87	(3.06)	0.00	0.00	(3.06)

03/31/2020(h)	20.82	0.48	(4.26)	(3.78)	(0.51)	(2.73)	(0.03)	(3.27)
Class A

04/01/2024 - 09/30/2024+	18.37	0.34	0.11	0.45	(0.76)	0.00	0.00	(0.76)

03/31/2024	14.86	0.66	3.62	4.28	(0.77)	0.00	0.00	(0.77)

03/31/2023(h)	18.51	0.41	(1.58)	(1.17)	(0.57)	(1.91)	0.00	(2.48)

03/31/2022(h)	19.29	0.18	1.56	1.74	(2.52)	0.00	0.00	(2.52)

03/31/2021(h)	13.05	0.24	9.03	9.27	(3.03)	0.00	0.00	(3.03)

03/31/2020(h)	19.89	0.42	(4.05)	(3.63)	(0.45)	(2.73)	(0.03)	(3.21)
Class C

04/01/2024 - 09/30/2024+	15.10	0.23	0.08	0.31	(0.72)	0.00	0.00	(0.72)

03/31/2024	12.35	0.45	2.99	3.44	(0.69)	0.00	0.00	(0.69)

03/31/2023(h)	15.87	0.23	(1.34)	(1.11)	(0.50)	(1.91)	0.00	(2.41)

03/31/2022(h)	16.89	0.03	1.35	1.38	(2.40)	0.00	0.00	(2.40)

03/31/2021(h)	11.67	0.09	8.04	8.13	(2.91)	0.00	0.00	(2.91)

03/31/2020(h)	18.12	0.24	(3.60)	(3.36)	(0.33)	(2.73)	(0.03)	(3.09)

PIMCO RAE PLUS EMG Fund
Institutional Class

04/01/2024 - 09/30/2024+	$7.11	$0.17	$0.78	$0.95	$(0.48)	$0.00	$0.00	$(0.48)

03/31/2024	6.11	0.30	1.13	1.43	(0.43)	0.00	0.00	(0.43)

03/31/2023	7.31	0.20	(0.81)	(0.61)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.27	0.12	0.11	0.23	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.81	0.14	5.35	5.49	(2.03)	0.00	0.00	(2.03)

03/31/2020	9.94	0.21	(3.30)	(3.09)	0.00	0.00	(0.04)	(0.04)

6	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.09	(4.18)%	$495,349	1.18	%*	1.18	%*	0.89	%*	0.89	%*	4.68	%*	305%

8.64	5.31	560,983	1.33		1.33		0.89		0.89		4.31		443

8.46	4.82	583,106	1.07		1.07		0.89		0.89		2.37		113

8.56	(5.44)	665,443	0.90		0.90		0.89		0.89		0.73		112

9.51	11.60	1,075,166	0.91		0.91		0.89		0.89		0.69		355

8.58	(12.80)	1,591,563	0.96		0.96		0.89		0.89		2.21		455

7.79	(4.39)	10,410	1.58	*	1.58	*	1.29	*	1.29	*	4.27	*	305

8.33	4.86	10,968	1.73		1.73		1.29		1.29		3.90		443

8.17	4.47	13,211	1.47		1.47		1.29		1.29		1.99		113

8.28	(5.85)	12,280	1.30		1.30		1.29		1.29		0.32		112

9.23	11.05	10,355	1.31		1.31		1.29		1.29		0.44		355

8.35	(13.11)	4,987	1.36		1.36		1.29		1.29		1.90		455

$20.29	2.89%	$415,594	1.04	%*	1.04	%*	0.79	%*	0.79	%*	4.29	%*	261%

20.53	29.96	371,837	0.99		0.99		0.79		0.79		4.61		366

16.51	(5.86)	370,230	0.83		0.83		0.79		0.79		2.83		120

20.25	9.93	453,630	0.80		0.80		0.79		0.79		1.31		120

20.85	75.31	695,032	0.80		0.80		0.79		0.79		1.71		271

13.92	(22.56)	291,485	0.87		0.87		0.79		0.79		2.58		441

19.94	2.85	243,966	1.14	*	1.14	*	0.89	*	0.89	*	4.19	*	261

20.19	29.85	236,943	1.09		1.09		0.89		0.89		4.51		366

16.25	(5.96)	193,574	0.93		0.93		0.89		0.89		2.81		120

19.98	9.83	288,189	0.90		0.90		0.89		0.89		1.25		120

20.61	74.92	293,626	0.90		0.90		0.89		0.89		1.64		271

13.80	(22.63)	202,721	0.97		0.97		0.89		0.89		2.46		441

19.89	2.80	4,194	1.19	*	1.24	*	0.94	*	0.99	*	4.15	*	261

20.15	29.72	2,851	1.08	(k)	1.13	(k)	0.94	(k)	0.99	(k)	4.52		366

16.20	(5.96)	9,051	0.98		1.03		0.94		0.99		2.85		120

19.92	9.66	8,445	0.95		1.00		0.94		0.99		1.23		120

20.58	75.06	6,529	0.95		1.00		0.94		0.99		1.61		271

13.77	(22.67)	3,142	1.02		1.07		0.94		0.99		2.33		441

18.06	2.68	467,763	1.44	*	1.44	*	1.19	*	1.19	*	3.89	*	261

18.37	29.42	482,416	1.39		1.39		1.19		1.19		4.21		366

14.86	(6.19)	443,313	1.23		1.23		1.19		1.19		2.56		120

18.51	9.44	532,609	1.20		1.20		1.19		1.19		0.95		120

19.29	74.44	508,605	1.20		1.20		1.19		1.19		1.34		271

13.05	(22.88)	367,647	1.27		1.27		1.19		1.19		2.17		441

14.69	2.29	33,796	2.19	*	2.19	*	1.94	*	1.94	*	3.13	*	261

15.10	28.43	39,644	2.14		2.14		1.94		1.94		3.47		366

12.35	(6.92)	51,114	1.98		1.98		1.94		1.94		1.69		120

15.87	8.63	94,548	1.95		1.95		1.94		1.94		0.18		120

16.89	73.29	131,664	1.95		1.95		1.94		1.94		0.61		271

11.67	(23.52)	154,295	2.02		2.02		1.94		1.94		1.43		441

$7.58	13.92%	$199,866	1.39	%*	1.39	%*	1.10	%*	1.10	%*	4.60	%*	256%

7.11	23.93	211,661	1.45		1.45		1.10		1.10		4.63		486

6.11	(7.88)	181,436	1.20		1.20		1.10		1.10		3.13		266

7.31	0.27	170,539	1.12		1.12		1.10		1.10		1.18		137

10.27	84.08	936,800	1.17	(e)	1.17	(e)	1.13	(e)	1.13	(e)	1.66		331

6.81	(31.23)	1,759,028	1.36		1.36		1.15		1.15		2.18		420

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS EMG Fund (Cont.)
I-2

04/01/2024 - 09/30/2024+	$7.05	$0.16	$0.79	$0.95	$(0.48)	$0.00	$0.00	$(0.48)

03/31/2024	6.06	0.30	1.11	1.41	(0.42)	0.00	0.00	(0.42)

03/31/2023	7.27	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.25	0.12	0.09	0.21	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.80	0.13	5.35	5.48	(2.03)	0.00	0.00	(2.03)

03/31/2020	9.94	0.20	(3.30)	(3.10)	0.00	0.00	(0.04)	(0.04)
Class A

04/01/2024 - 09/30/2024+	6.83	0.15	0.75	0.90	(0.47)	0.00	0.00	(0.47)

03/31/2024	5.89	0.27	1.08	1.35	(0.41)	0.00	0.00	(0.41)

03/31/2023	7.10	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.07	0.09	0.10	0.19	(3.16)	0.00	0.00	(3.16)

03/31/2021	6.72	0.10	5.25	5.35	(2.00)	0.00	0.00	(2.00)

03/31/2020	9.81	0.17	(3.26)	(3.09)	0.00	0.00	0.00	0.00
Class C

04/01/2024 - 09/30/2024+	6.24	0.11	0.69	0.80	(0.45)	0.00	0.00	(0.45)

03/31/2024	5.41	0.20	1.00	1.20	(0.37)	0.00	0.00	(0.37)

03/31/2023	6.63	0.10	(0.73)	(0.63)	0.00	(0.59)	0.00	(0.59)

03/31/2022	9.61	0.02	0.10	0.12	(3.10)	0.00	0.00	(3.10)

03/31/2021	6.46	0.04	5.05	5.09	(1.94)	0.00	0.00	(1.94)

03/31/2020	9.50	0.10	(3.14)	(3.04)	0.00	0.00	0.00	0.00

PIMCO RAE PLUS International Fund
Institutional Class

04/01/2024 - 09/30/2024+	$7.30	$0.19	$0.50	$0.69	$(0.35)	$0.00	$0.00	$(0.35)

03/31/2024	6.65	0.34	0.72	1.06	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.93	0.28	(0.98)	(0.70)	(0.16)	(3.42)	0.00	(3.58)

03/31/2022(f)	34.35	0.38	(0.50)	(0.12)	(4.49)	(18.81)	0.00	(23.30)

03/31/2021(f)	25.50	0.30	14.90	15.20	(6.35)	0.00	0.00	(6.35)

03/31/2020(f)	35.45	0.90	(9.85)	(8.95)	(1.00)	0.00	0.00	(1.00)
I-2

04/01/2024 - 09/30/2024+	7.01	0.18	0.47	0.65	(0.34)	0.00	0.00	(0.34)

03/31/2024	6.41	0.32	0.69	1.01	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.67	0.27	(0.96)	(0.69)	(0.15)	(3.42)	0.00	(3.57)

03/31/2022(f)	34.10	0.35	(0.46)	(0.11)	(4.51)	(18.81)	0.00	(23.32)

03/31/2021(f)	25.40	0.35	14.70	15.05	(6.35)	0.00	0.00	(6.35)

03/31/2020(f)	35.40	0.90	(9.95)	(9.05)	(0.95)	0.00	0.00	(0.95)
Class A

04/01/2024 - 09/30/2024+	6.99	0.17	0.47	0.64	(0.33)	0.00	0.00	(0.33)

03/31/2024	6.39	0.31	0.68	0.99	(0.39)	0.00	0.00	(0.39)

03/31/2023	10.67	0.25	(0.97)	(0.72)	(0.14)	(3.42)	0.00	(3.56)

03/31/2022(f)	34.15	0.28	(0.50)	(0.22)	(4.45)	(18.81)	0.00	(23.26)

03/31/2021(f)	25.40	0.20	14.80	15.00	(6.25)	0.00	0.00	(6.25)

03/31/2020(f)	35.35	0.85	(9.90)	(9.05)	(0.90)	0.00	0.00	(0.90)

PIMCO RAE PLUS Small Fund
Institutional Class

04/01/2024 - 09/30/2024+	$16.70	$0.40	$0.77	$1.17	$(0.64)	$0.00	$0.00	$(0.64)

03/31/2024	13.16	0.73	3.57	4.30	(0.76)	0.00	0.00	(0.76)

03/31/2023	16.37	0.46	(3.11)	(2.65)	(0.56)	0.00	0.00	(0.56)

03/31/2022(g)	43.76	0.47	4.73	5.20	(10.69)	(21.90)	0.00	(32.59)

03/31/2021(g)	26.44	0.40	31.08	31.48	(11.92)	(2.24)	0.00	(14.16)

03/31/2020(g)	41.64	0.88	(15.20)	(14.32)	(0.88)	0.00	0.00	(0.88)
I-2

04/01/2024 - 09/30/2024+	16.38	0.39	0.74	1.13	(0.63)	0.00	0.00	(0.63)

03/31/2024	12.91	0.70	3.51	4.21	(0.74)	0.00	0.00	(0.74)

03/31/2023	16.08	0.49	(3.11)	(2.62)	(0.55)	0.00	0.00	(0.55)

03/31/2022(g)	43.52	0.41	4.73	5.14	(10.68)	(21.90)	0.00	(32.58)

03/31/2021(g)	26.36	0.40	30.92	31.32	(11.92)	(2.24)	0.00	(14.16)

03/31/2020(g)	41.52	0.84	(15.12)	(14.28)	(0.88)	0.00	0.00	(0.88)

8	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.52	13.99%	$5,510	1.49	%*	1.49	%*	1.20	%*	1.20	%*	4.48	%*	256%

7.05	23.83	5,671	1.55		1.55		1.20		1.20		4.54		486

6.06	(8.07)	5,609	1.30		1.30		1.20		1.20		2.76		266

7.27	0.04	18,428	1.22		1.22		1.20		1.20		1.28		137

10.25	84.04	24,161	1.27	(e)	1.27	(e)	1.23	(e)	1.23	(e)	1.41		331

6.80	(31.36)	6,064	1.46		1.46		1.25		1.25		2.04		420

7.26	13.68	10,600	1.79	*	1.79	*	1.50	*	1.50	*	4.18	*	256

6.83	23.35	9,567	1.85		1.85		1.50		1.50		4.22		486

5.89	(8.28)	8,962	1.60		1.60		1.50		1.50		2.74		266

7.10	(0.16)	10,770	1.52		1.52		1.50		1.50		0.96		137

10.07	83.06	12,242	1.57	(e)	1.57	(e)	1.53	(e)	1.53	(e)	1.10		331

6.72	(31.50)	7,351	1.76		1.76		1.55		1.55		1.78		420

6.59	13.43	854	2.54	*	2.54	*	2.25	*	2.25	*	3.46	*	256

6.24	22.61	573	2.60		2.60		2.25		2.25		3.48		486

5.41	(9.04)	573	2.35		2.35		2.25		2.25		1.75		266

6.63	(0.96)	1,110	2.27		2.27		2.25		2.25		0.28		137

9.61	82.02	1,540	2.32	(e)	2.32	(e)	2.28	(e)	2.28	(e)	0.46		331

6.46	(32.00)	1,326	2.51		2.51		2.30		2.30		1.06		420

$7.64	9.74%	$138,362	1.04	%*	1.04	%*	0.82	%*	0.82	%*	5.28	%*	294%

7.30	16.40	153,666	1.22		1.22		0.82		0.82		4.99		444

6.65	(4.09)	159,335	0.98		0.98		0.82		0.82		3.43		70

10.93	(0.61)	130,866	0.84		0.84		0.83		0.83		1.25		39

34.35	62.21	1,163,251	0.83		0.83		0.82		0.82		0.92		457

25.50	(26.10)	702,304	0.87		0.87		0.82		0.82		2.61		462

7.32	9.66	673	1.14	*	1.14	*	0.92	*	0.92	*	5.19	*	294

7.01	16.14	588	1.32		1.32		0.92		0.92		4.91		444

6.41	(4.04)	567	1.08		1.08		0.92		0.92		3.37		70

10.67	(0.62)	502	0.94		0.94		0.93		0.93		1.52		39

34.10	61.72	493	0.93		0.93		0.92		0.92		1.13		457

25.40	(26.35)	283	0.97		0.97		0.92		0.92		2.58		462

7.30	9.57	4,008	1.39	*	1.39	*	1.17	*	1.17	*	4.92	*	294

6.99	15.90	4,028	1.57		1.57		1.17		1.17		4.64		444

6.39	(4.48)	4,174	1.33		1.33		1.17		1.17		3.05		70

10.67	(0.98)	4,664	1.19		1.19		1.18		1.18		1.32		39

34.15	61.55	5,474	1.18		1.18		1.17		1.17		0.60		457

25.40	(26.39)	4,740	1.22		1.22		1.17		1.17		2.36		462

$17.23	7.30%	$145,368	1.13	%*	1.13	%*	0.84	%*	0.84	%*	4.89	%*	282%

16.70	33.09	114,444	1.10		1.10		0.84		0.84		5.19		466

13.16	(16.42)	101,494	0.95		0.95		0.84		0.84		3.24		123

16.37	13.79	154,994	0.85		0.85		0.84		0.84		1.28		96

43.76	131.16	683,013	0.86		0.86		0.84		0.84		1.14		338

26.44	(35.18)	206,844	0.93		0.93		0.84		0.84		2.19		468

16.88	7.23	31,864	1.23	*	1.23	*	0.94	*	0.94	*	4.79	*	282

16.38	33.01	17,975	1.20		1.20		0.94		0.94		5.08		466

12.91	(16.52)	21,011	1.05		1.05		0.94		0.94		3.49		123

16.08	13.72	26,641	0.95		0.95		0.94		0.94		1.46		96

43.52	130.85	18,798	0.96		0.96		0.94		0.94		1.00		338

26.36	(35.23)	3,631	1.03		1.03		0.94		0.94		2.09		468

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS Small Fund (Cont.)
Class A

04/01/2024 - 09/30/2024+	$15.77	$0.35	$0.71	$1.06	$(0.61)	$0.00	$0.00	$(0.61)

03/31/2024	12.46	0.65	3.37	4.02	(0.71)	0.00	0.00	(0.71)

03/31/2023	15.55	0.41	(2.98)	(2.57)	(0.52)	0.00	0.00	(0.52)

03/31/2022(g)	43.08	0.33	4.66	4.99	(10.62)	(21.90)	0.00	(32.52)

03/31/2021(g)	26.20	0.28	30.64	30.92	(11.80)	(2.24)	0.00	(14.04)

03/31/2020(g)	41.24	0.76	(15.04)	(14.28)	(0.76)	0.00	0.00	(0.76)
Class C

04/01/2024 - 09/30/2024+	13.84	0.26	0.62	0.88	(0.57)	0.00	0.00	(0.57)

03/31/2024	11.03	0.48	2.96	3.44	(0.63)	0.00	0.00	(0.63)

03/31/2023	13.87	0.31	(2.67)	(2.36)	(0.48)	0.00	0.00	(0.48)

03/31/2022(g)	41.68	0.11	4.41	4.52	(10.43)	(21.90)	0.00	(32.33)

03/31/2021(g)	25.60	0.00	29.92	29.92	(11.60)	(2.24)	0.00	(13.84)

03/31/2020(g)	40.44	0.44	(14.72)	(14.28)	(0.56)	0.00	0.00	(0.56)

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.04	$0.16	$0.38	$0.54	$(0.36)	$0.00	$0.00	$(0.36)

03/31/2024	7.51	0.31	0.65	0.96	(0.43)	0.00	0.00	(0.43)

03/31/2023	8.19	0.18	(0.07)	0.11	(0.79)	0.00	0.00	(0.79)

03/31/2022	8.54	0.08	0.76	0.84	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.21	0.09	0.98	1.07	(0.74)	0.00	0.00	(0.74)

03/31/2020	10.23	0.21	(1.64)	(1.43)	(0.59)	0.00	0.00	(0.59)
I-2

04/01/2024 - 09/30/2024+	8.04	0.16	0.38	0.54	(0.35)	0.00	0.00	(0.35)

03/31/2024	7.51	0.30	0.65	0.95	(0.42)	0.00	0.00	(0.42)

03/31/2023	8.19	0.16	(0.06)	0.10	(0.78)	0.00	0.00	(0.78)

03/31/2022	8.55	0.07	0.76	0.83	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.20	0.09	0.99	1.08	(0.73)	0.00	0.00	(0.73)

08/23/2019 - 03/31/2020	9.95	0.09	(1.43)	(1.34)	(0.41)	0.00	0.00	(0.41)
Class A

04/01/2024 - 09/30/2024+	7.98	0.14	0.37	0.51	(0.34)	0.00	0.00	(0.34)

03/31/2024	7.46	0.28	0.64	0.92	(0.40)	0.00	0.00	(0.40)

03/31/2023	8.15	0.15	(0.08)	0.07	(0.76)	0.00	0.00	(0.76)

03/31/2022	8.51	0.05	0.75	0.80	(1.16)	0.00	0.00	(1.16)

03/31/2021	8.18	0.06	0.98	1.04	(0.71)	0.00	0.00	(0.71)

08/23/2019 - 03/31/2020	9.95	0.08	(1.44)	(1.36)	(0.41)	0.00	0.00	(0.41)
Class C

04/01/2024 - 09/30/2024+	7.97	0.11	0.38	0.49	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.48	0.22	0.64	0.86	(0.37)	0.00	0.00	(0.37)

03/31/2023	8.17	0.08	(0.06)	0.02	(0.71)	0.00	0.00	(0.71)

03/31/2022	8.53	(0.02)	0.75	0.73	(1.09)	0.00	0.00	(1.09)

03/31/2021	8.18	0.00	0.98	0.98	(0.63)	0.00	0.00	(0.63)

08/23/2019 - 03/31/2020	9.95	0.03	(1.43)	(1.40)	(0.37)	0.00	0.00	(0.37)

PIMCO StocksPLUS® Fund
Institutional Class

04/01/2024 - 09/30/2024+	$12.58	$0.26	$1.00	$1.26	$(0.39)	$0.00	$0.00	$(0.39)

03/31/2024	10.08	0.49	2.54	3.03	(0.53)	0.00	0.00	(0.53)

03/31/2023	12.25	0.26	(1.56)	(1.30)	(0.05)	(0.82)	0.00	(0.87)

03/31/2022	12.20	0.05	1.69	1.74	(0.41)	(1.28)	0.00	(1.69)

03/31/2021	8.02	0.05	4.71	4.76	(0.46)	(0.12)	0.00	(0.58)

03/31/2020	10.19	0.23	(0.92)	(0.69)	(0.57)	(0.91)	0.00	(1.48)
I-2

04/01/2024 - 09/30/2024+	12.51	0.25	1.01	1.26	(0.39)	0.00	0.00	(0.39)

03/31/2024	10.04	0.48	2.51	2.99	(0.52)	0.00	0.00	(0.52)

03/31/2023	12.20	0.24	(1.54)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.16	0.04	1.67	1.71	(0.39)	(1.28)	0.00	(1.67)

03/31/2021	7.99	0.05	4.69	4.74	(0.45)	(0.12)	0.00	(0.57)

03/31/2020	10.16	0.22	(0.92)	(0.70)	(0.56)	(0.91)	0.00	(1.47)

10	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$16.22	7.06%	$19,642	1.48	%*	1.48	%*	1.19	%*	1.19	%*	4.55	%*	282%

15.77	32.68	19,306	1.45		1.45		1.19		1.19		4.84		466

12.46	(16.73)	19,953	1.30		1.30		1.19		1.19		3.07		123

15.55	13.41	28,003	1.20		1.20		1.19		1.19		1.17		96

43.08	130.09	18,414	1.21		1.21		1.19		1.19		0.75		338

26.20	(35.32)	7,440	1.28		1.28		1.19		1.19		1.85		468

14.15	6.69	3,916	2.23	*	2.23	*	1.94	*	1.94	*	3.81	*	282

13.84	31.60	3,977	2.20		2.20		1.94		1.94		4.09		466

11.03	(17.28)	3,978	2.05		2.05		1.94		1.94		2.60		123

13.87	12.50	3,599	1.95		1.95		1.94		1.94		0.41		96

41.68	128.64	2,943	1.96		1.96		1.94		1.94		(0.01)		338

25.60	(35.86)	1,635	2.03		2.03		1.94		1.94		1.13		468

$8.22	6.87%	$494,030	1.33	%*	1.33	%*	1.19	%*	1.19	%*	3.98	%*	240%

8.04	13.22	564,111	1.42		1.42		1.19		1.19		4.02		369

7.51	1.27	585,631	1.28		1.28		1.19		1.19		2.25		140

8.19	10.30	693,103	1.20		1.20		1.19		1.19		0.91		162

8.54	13.72	1,156,430	1.21		1.21		1.19		1.19		1.06		267

8.21	(14.91)	1,370,195	1.28		1.28		1.19		1.19		2.13		407

8.23	6.95	3,210	1.43	*	1.43	*	1.29	*	1.29	*	3.89	*	240

8.04	13.05	3,504	1.52		1.52		1.29		1.29		3.93		369

7.51	1.16	6,784	1.38		1.38		1.29		1.29		2.07		140

8.19	10.07	6,769	1.30		1.30		1.29		1.29		0.82		162

8.55	13.78	9,127	1.31		1.31		1.29		1.29		1.08		267

8.20	(14.21)	22,341	1.38	*	1.38	*	1.29	*	1.29	*	1.59	*	407

8.15	6.61	21,856	1.73	*	1.73	*	1.59	*	1.59	*	3.59	*	240

7.98	12.83	21,855	1.82		1.82		1.59		1.59		3.62		369

7.46	0.85	23,215	1.68		1.68		1.59		1.59		1.86		140

8.15	9.82	22,597	1.60		1.60		1.59		1.59		0.55		162

8.51	13.30	24,572	1.61		1.61		1.59		1.59		0.76		267

8.18	(14.38)	36,705	1.68	*	1.68	*	1.59	*	1.59	*	1.32	*	407

8.15	6.33	1,215	2.48	*	2.48	*	2.34	*	2.34	*	2.83	*	240

7.97	11.86	1,557	2.57		2.57		2.34		2.34		2.86		369

7.48	0.20	3,155	2.43		2.43		2.34		2.34		0.96		140

8.17	8.91	6,329	2.35		2.35		2.34		2.34		(0.26)		162

8.53	12.44	11,690	2.36		2.36		2.34		2.34		0.01		267

8.18	(14.68)	24,912	2.43	*	2.43	*	2.34	*	2.34	*	0.56	*	407

$13.45	10.16%	$1,976,617	0.91	%*	0.91	%*	0.50	%*	0.50	%*	3.98	%*	109%

12.58	30.66	1,870,917	0.70		0.70		0.50		0.50		4.44		200

10.08	(10.23)	1,614,756	0.51		0.51		0.50		0.50		2.50		17

12.25	13.81	1,698,700	0.51		0.51		0.50		0.50		0.41		28

12.20	60.21	852,795	0.51		0.51		0.50		0.50		0.43		211

8.02	(9.13)	316,818	0.56		0.56		0.50		0.50		2.22		223

13.38	10.18	114,307	1.01	*	1.01	*	0.60	*	0.60	*	3.88	*	109

12.51	30.37	94,954	0.80		0.80		0.60		0.60		4.33		200

10.04	(10.26)	63,205	0.61		0.61		0.60		0.60		2.30		17

12.20	13.66	101,287	0.61		0.61		0.60		0.60		0.30		28

12.16	60.16	84,275	0.61		0.61		0.60		0.60		0.43		211

7.99	(9.25)	61,521	0.66		0.66		0.60		0.60		2.10		223

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund (Cont.)
I-3

04/01/2024 - 09/30/2024+	$12.47	$0.24	$1.00	$1.24	$(0.38)	$0.00	$0.00	$(0.38)

03/31/2024	10.01	0.47	2.51	2.98	(0.52)	0.00	0.00	(0.52)

03/31/2023	12.17	0.26	(1.56)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.14	0.03	1.67	1.70	(0.39)	(1.28)	0.00	(1.67)

03/31/2021	7.98	0.03	4.70	4.73	(0.45)	(0.12)	0.00	(0.57)

03/31/2020	10.14	0.19	(0.89)	(0.70)	(0.55)	(0.91)	0.00	(1.46)
Class A

04/01/2024 - 09/30/2024+	10.84	0.20	0.86	1.06	(0.37)	0.00	0.00	(0.37)

03/31/2024	8.76	0.38	2.20	2.58	(0.50)	0.00	0.00	(0.50)

03/31/2023	10.79	0.19	(1.37)	(1.18)	(0.03)	(0.82)	0.00	(0.85)

03/31/2022	10.92	0.00	1.52	1.52	(0.37)	(1.28)	0.00	(1.65)

03/31/2021	7.23	0.01	4.23	4.24	(0.43)	(0.12)	0.00	(0.55)

03/31/2020	9.32	0.17	(0.82)	(0.65)	(0.53)	(0.91)	0.00	(1.44)
Class C

04/01/2024 - 09/30/2024+	9.69	0.15	0.78	0.93	(0.35)	0.00	0.00	(0.35)

03/31/2024	7.89	0.30	1.96	2.26	(0.46)	0.00	0.00	(0.46)

03/31/2023	9.83	0.13	(1.25)	(1.12)	0.00	(0.82)	0.00	(0.82)

03/31/2022	10.09	(0.06)	1.40	1.34	(0.32)	(1.28)	0.00	(1.60)

03/31/2021	6.71	(0.03)	3.91	3.88	(0.38)	(0.12)	0.00	(0.50)

03/31/2020	8.74	0.12	(0.74)	(0.62)	(0.50)	(0.91)	0.00	(1.41)
Class R

04/01/2024 - 09/30/2024+	11.44	0.19	0.92	1.11	(0.36)	0.00	0.00	(0.36)

03/31/2024	9.22	0.38	2.31	2.69	(0.47)	0.00	0.00	(0.47)

03/31/2023	11.31	0.18	(1.44)	(1.26)	(0.01)	(0.82)	0.00	(0.83)

03/31/2022	11.38	(0.03)	1.58	1.55	(0.34)	(1.28)	0.00	(1.62)

03/31/2021	7.52	(0.01)	4.39	4.38	(0.40)	(0.12)	0.00	(0.52)

03/31/2020	9.64	0.15	(0.85)	(0.70)	(0.51)	(0.91)	0.00	(1.42)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class

04/01/2024 - 09/30/2024+	$12.12	$0.26	$1.04	$1.30	$(0.38)	$0.00	$0.00	$(0.38)

03/31/2024	9.59	0.44	2.53	2.97	(0.44)	0.00	0.00	(0.44)

03/31/2023	11.14	0.28	(1.53)	(1.25)	(0.07)	(0.23)	0.00	(0.30)

03/31/2022	13.03	0.15	1.65	1.80	(1.10)	(2.59)	0.00	(3.69)

03/31/2021	8.35	0.13	5.28	5.41	(0.61)	(0.12)	0.00	(0.73)

03/31/2020	10.34	0.26	(1.29)	(1.03)	(0.58)	(0.28)	(0.10)	(0.96)
I-2

04/01/2024 - 09/30/2024+	11.84	0.24	1.02	1.26	(0.37)	0.00	0.00	(0.37)

03/31/2024	9.37	0.42	2.48	2.90	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.90	0.26	(1.50)	(1.24)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.13	1.63	1.76	(1.09)	(2.59)	0.00	(3.68)

03/31/2021	8.23	0.12	5.19	5.31	(0.60)	(0.12)	0.00	(0.72)

03/31/2020	10.20	0.24	(1.26)	(1.02)	(0.57)	(0.28)	(0.10)	(0.95)
I-3

04/01/2024 - 09/30/2024+	11.85	0.24	1.02	1.26	(0.37)	0.00	0.00	(0.37)

03/31/2024	9.38	0.43	2.47	2.90	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.92	0.25	(1.50)	(1.25)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.12	1.64	1.76	(1.07)	(2.59)	0.00	(3.66)

03/31/2021	8.22	0.12	5.18	5.30	(0.58)	(0.12)	0.00	(0.70)

03/31/2020	10.19	0.24	(1.26)	(1.02)	(0.57)	(0.28)	(0.10)	(0.95)
Class A

04/01/2024 - 09/30/2024+	11.70	0.22	1.02	1.24	(0.36)	0.00	0.00	(0.36)

03/31/2024	9.27	0.39	2.44	2.83	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.80	0.23	(1.49)	(1.26)	(0.04)	(0.23)	0.00	(0.27)

03/31/2022	12.74	0.09	1.61	1.70	(1.05)	(2.59)	0.00	(3.64)

03/31/2021	8.18	0.09	5.16	5.25	(0.57)	(0.12)	0.00	(0.69)

03/31/2020	10.14	0.22	(1.26)	(1.04)	(0.54)	(0.28)	(0.10)	(0.92)

12	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$13.33	10.10%	$41,835	1.06	%*	1.11	%*	0.65	%*	0.70	%*	3.83	%*	109%

12.47	30.32	37,721	0.85		0.90		0.65		0.70		4.28		200

10.01	(10.29)	21,735	0.66		0.71		0.65		0.70		2.49		17

12.17	13.55	16,071	0.66		0.71		0.65		0.70		0.26		28

12.14	60.07	11,837	0.66		0.71		0.65		0.70		0.32		211

7.98	(9.26)	5,329	0.71		0.76		0.65		0.70		1.86		223

11.53	9.96	415,105	1.31	*	1.31	*	0.90	*	0.90	*	3.58	*	109

10.84	30.05	393,739	1.10		1.10		0.90		0.90		4.04		200

8.76	(10.56)	333,005	0.91		0.91		0.90		0.90		2.08		17

10.79	13.38	413,908	0.91		0.91		0.90		0.90		(0.01)		28

10.92	59.48	390,280	0.91		0.91		0.90		0.90		0.10		211

7.23	(9.44)	233,050	0.96		0.96		0.90		0.90		1.84		223

10.27	9.79	51,970	1.81	*	1.81	*	1.40	*	1.40	*	3.08	*	109

9.69	29.29	53,413	1.60		1.60		1.40		1.40		3.54		200

7.89	(10.93)	52,566	1.41		1.41		1.40		1.40		1.53		17

9.83	12.71	76,325	1.41		1.41		1.40		1.40		(0.52)		28

10.09	58.72	82,416	1.41		1.41		1.40		1.40		(0.36)		211

6.71	(9.79)	81,519	1.46		1.46		1.40		1.40		1.35		223

12.19	9.82	62,100	1.56	*	1.56	*	1.15	*	1.15	*	3.33	*	109

11.44	29.72	58,423	1.35		1.35		1.15		1.15		3.79		200

9.22	(10.78)	52,145	1.16		1.16		1.15		1.15		1.86		17

11.31	13.09	59,898	1.16		1.16		1.15		1.15		(0.25)		28

11.38	59.07	51,526	1.16		1.16		1.15		1.15		(0.15)		211

7.52	(9.64)	31,657	1.21		1.21		1.15		1.15		1.55		223

$13.04	10.88%	$946,303	1.01	%*	1.01	%*	0.64	%*	0.64	%*	4.12	%*	306%

12.12	31.48	995,829	0.95		0.95		0.64		0.64		4.22		366

9.59	(11.07)	939,383	0.70		0.70		0.64		0.64		2.93		102

11.14	12.97	1,129,735	0.65		0.65		0.64		0.64		1.12		106

13.03	65.92	1,085,516	0.65		0.65		0.64		0.64		1.19		363

8.35	(11.50)	881,492	0.72		0.72		0.64		0.64		2.46		438

12.73	10.83	324,560	1.11	*	1.11	*	0.74	*	0.74	*	4.02	*	306

11.84	31.47	344,458	1.05		1.05		0.74		0.74		4.13		366

9.37	(11.20)	331,896	0.80		0.80		0.74		0.74		2.76		102

10.90	12.85	452,175	0.75		0.75		0.74		0.74		1.04		106

12.82	65.66	396,293	0.75		0.75		0.74		0.74		1.07		363

8.23	(11.54)	212,277	0.82		0.82		0.74		0.74		2.32		438

12.74	10.80	15,098	1.16	*	1.21	*	0.79	*	0.84	*	3.98	*	306

11.85	31.43	13,536	1.15	(k)	1.20	(k)	0.79	(k)	0.84	(k)	4.08		366

9.38	(11.32)	3,704	0.85		0.90		0.79		0.84		2.68		102

10.92	12.92	5,376	0.80		0.85		0.79		0.84		0.92		106

12.82	65.57	11,887	0.80		0.85		0.79		0.84		1.19		363

8.22	(11.60)	57,739	0.87		0.92		0.79		0.84		2.30		438

12.58	10.73	561,418	1.41	*	1.41	*	1.04	*	1.04	*	3.72	*	306

11.70	31.02	548,789	1.35		1.35		1.04		1.04		3.83		366

9.27	(11.51)	489,063	1.10		1.10		1.04		1.04		2.48		102

10.80	12.48	665,057	1.05		1.05		1.04		1.04		0.73		106

12.74	65.28	611,691	1.05		1.05		1.04		1.04		0.78		363

8.18	(11.78)	387,335	1.12		1.12		1.04		1.04		2.07		438

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
Class C

04/01/2024 - 09/30/2024+	$9.69	$0.15	$0.84	$0.99	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2024	7.75	0.26	2.03	2.29	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.11	0.13	(1.25)	(1.12)	(0.01)	(0.23)	0.00	(0.24)

03/31/2022	11.25	0.00	1.44	1.44	(0.99)	(2.59)	0.00	(3.58)

03/31/2021	7.29	0.00	4.58	4.58	(0.50)	(0.12)	0.00	(0.62)

03/31/2020	9.14	0.12	(1.11)	(0.99)	(0.48)	(0.28)	(0.10)	(0.86)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class

04/01/2024 - 09/30/2024+	$11.52	$0.29	$0.52	$0.81	$(0.45)	$0.00	$0.00	$(0.45)

03/31/2024	10.28	0.53	1.16	1.69	(0.45)	0.00	0.00	(0.45)

03/31/2023	15.49	0.37	(1.47)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(i)	20.43	0.28	0.02	0.30	(5.24)	0.00	0.00	(5.24)

03/31/2021(i)	13.53	0.24	6.78	7.02	(0.12)	0.00	0.00	(0.12)

03/31/2020(i)	16.80	0.39	(3.33)	(2.94)	(0.33)	0.00	0.00	(0.33)
I-2

04/01/2024 - 09/30/2024+	11.53	0.28	0.53	0.81	(0.45)	0.00	0.00	(0.45)

03/31/2024	10.29	0.52	1.16	1.68	(0.44)	0.00	0.00	(0.44)

03/31/2023	15.50	0.40	(1.50)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(i)	20.46	0.27	(0.01)	0.26	(5.22)	0.00	0.00	(5.22)

03/31/2021(i)	13.56	0.24	6.78	7.02	(0.12)	0.00	0.00	(0.12)

03/31/2020(i)	16.83	0.39	(3.36)	(2.97)	(0.30)	0.00	0.00	(0.30)
I-3

04/01/2024 - 09/30/2024+	11.45	0.27	0.52	0.79	(0.44)	0.00	0.00	(0.44)

03/31/2024	10.22	0.51	1.16	1.67	(0.44)	0.00	0.00	(0.44)

03/31/2023	15.43	0.38	(1.49)	(1.11)	(0.34)	(3.76)	0.00	(4.10)

03/31/2022(i)	20.40	0.25	0.00	0.25	(5.22)	0.00	0.00	(5.22)

03/31/2021(i)	13.53	0.24	6.75	6.99	(0.12)	0.00	0.00	(0.12)

03/31/2020(i)	16.80	0.39	(3.36)	(2.97)	(0.30)	0.00	0.00	(0.30)
Class A

04/01/2024 - 09/30/2024+	10.60	0.24	0.48	0.72	(0.43)	0.00	0.00	(0.43)

03/31/2024	9.50	0.44	1.07	1.51	(0.41)	0.00	0.00	(0.41)

03/31/2023	14.68	0.34	(1.44)	(1.10)	(0.32)	(3.76)	0.00	(4.08)

03/31/2022(i)	19.65	0.20	0.02	0.22	(5.19)	0.00	0.00	(5.19)

03/31/2021(i)	13.08	0.18	6.51	6.69	(0.12)	0.00	0.00	(0.12)

03/31/2020(i)	16.23	0.33	(3.21)	(2.88)	(0.27)	0.00	0.00	(0.27)
Class C

04/01/2024 - 09/30/2024+	9.16	0.17	0.42	0.59	(0.41)	0.00	0.00	(0.41)

03/31/2024	8.26	0.32	0.93	1.25	(0.35)	0.00	0.00	(0.35)

03/31/2023	13.40	0.22	(1.33)	(1.11)	(0.27)	(3.76)	0.00	(4.03)

03/31/2022(i)	18.39	0.07	0.04	0.11	(5.10)	0.00	0.00	(5.10)

03/31/2021(i)	12.33	0.06	6.09	6.15	(0.09)	0.00	0.00	(0.09)

03/31/2020(i)	15.33	0.21	(3.03)	(2.82)	(0.18)	0.00	0.00	(0.18)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class

04/01/2024 - 09/30/2024+	$8.89	$0.18	$0.17	$0.35	$(0.61)	$0.00	$0.00	$(0.61)

03/31/2024	8.02	0.35	1.41	1.76	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.59	0.24	0.00	0.24	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.78	0.15	0.32	0.47	(0.66)	0.00	0.00	(0.66)

03/31/2021	5.90	0.14	2.74	2.88	0.00	0.00	0.00	0.00

03/31/2020	7.75	0.18	(1.20)	(1.02)	(0.63)	(0.20)	0.00	(0.83)
I-2

04/01/2024 - 09/30/2024+	8.75	0.17	0.17	0.34	(0.61)	0.00	0.00	(0.61)

03/31/2024	7.90	0.34	1.40	1.74	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.48	0.23	0.00	0.23	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.67	0.14	0.32	0.46	(0.65)	0.00	0.00	(0.65)

03/31/2021	5.83	0.13	2.71	2.84	0.00	0.00	0.00	0.00

03/31/2020	7.67	0.17	(1.19)	(1.02)	(0.62)	(0.20)	0.00	(0.82)

14	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.35	10.38%	$75,729	2.16	%*	2.16	%*	1.79	%*	1.79	%*	2.97	%*	306%

9.69	30.02	77,653	2.10		2.10		1.79		1.79		3.08		366

7.75	(12.18)	84,922	1.85		1.85		1.79		1.79		1.70		102

9.11	11.68	132,068	1.80		1.80		1.79		1.79		(0.02)		106

11.25	63.90	136,038	1.80		1.80		1.79		1.79		0.04		363

7.29	(12.45)	132,958	1.87		1.87		1.79		1.79		1.34		438

$11.88	7.25%	$105,968	0.89	%*	0.89	%*	0.64	%*	0.64	%*	4.96	%*	182%

11.52	16.67	140,133	0.96		0.96		0.64		0.64		4.96		343

10.28	(5.05)	103,003	0.78		0.78		0.64		0.64		2.92		203

15.49	(0.73)	295,367	0.65		0.65		0.64		0.64		1.56		127

20.43	52.09	326,828	0.65		0.65		0.64		0.64		1.38		369

13.53	(17.98)	542,871	1.02		1.02		0.64		0.64		2.41		475

11.89	7.21	32,898	0.99	*	0.99	*	0.74	*	0.74	*	4.86	*	182

11.53	16.56	26,966	1.06		1.06		0.74		0.74		4.87		343

10.29	(5.11)	18,162	0.88		0.88		0.74		0.74		3.26		203

15.50	(0.92)	23,463	0.75		0.75		0.74		0.74		1.46		127

20.46	51.91	23,112	0.75		0.75		0.74		0.74		1.34		369

13.56	(17.99)	36,115	1.12		1.12		0.74		0.74		2.35		475

11.80	7.15	16,905	1.04	*	1.04	*	0.79	*	0.84	*	4.80	*	182

11.45	16.54	15,784	1.11		1.16		0.79		0.84		4.81		343

10.22	(5.17)	5,602	0.98	(k)	1.03	(k)	0.79	(k)	0.84	(k)	3.19		203

15.43	(0.97)	3,950	0.80		0.85		0.79		0.84		1.41		127

20.40	51.84	3,027	0.80		0.85		0.79		0.84		1.35		369

13.53	(18.03)	522	1.17		1.22		0.79		0.84		2.28		475

10.89	7.04	31,335	1.29	*	1.29	*	1.04	*	1.04	*	4.55	*	182

10.60	16.12	31,899	1.36		1.36		1.04		1.04		4.55		343

9.50	(5.38)	36,337	1.18		1.18		1.04		1.04		2.97		203

14.68	(1.20)	43,859	1.05		1.05		1.04		1.04		1.16		127

19.65	51.27	47,442	1.05		1.05		1.04		1.04		1.07		369

13.08	(18.08)	35,269	1.42		1.42		1.04		1.04		2.04		475

9.34	6.62	1,017	2.04	*	2.04	*	1.79	*	1.79	*	3.80	*	182

9.16	15.38	1,150	2.11		2.11		1.79		1.79		3.77		343

8.26	(6.09)	1,674	1.93		1.93		1.79		1.79		2.16		203

13.40	(1.96)	2,807	1.80		1.80		1.79		1.79		0.41		127

18.39	50.07	3,830	1.80		1.80		1.79		1.79		0.32		369

12.33	(18.62)	4,434	2.17		2.17		1.79		1.79		1.32		475

$8.63	4.14%	$1,498,206	1.12	%*	1.12	%*	0.75	%*	0.75	%*	4.12	%*	235%

8.89	23.43	1,356,406	1.17		1.17		0.75		0.75		4.31		347

8.02	3.44	959,154	0.90		0.90		0.75		0.75		3.05		159

8.59	5.14	964,480	0.76		0.76		0.75		0.75		1.71		113

8.78	48.81	1,120,187	0.78		0.78		0.75		0.75		1.92		288

5.90	(14.98)	1,403,103	1.00		1.00		0.75		0.75		2.29		426

8.48	4.05	982,196	1.22	*	1.22	*	0.85	*	0.85	*	4.03	*	235

8.75	23.44	870,087	1.27		1.27		0.85		0.85		4.21		347

7.90	3.27	638,703	1.00		1.00		0.85		0.85		2.96		159

8.48	5.14	615,198	0.86		0.86		0.85		0.85		1.61		113

8.67	48.71	601,962	0.88		0.88		0.85		0.85		1.81		288

5.83	(15.08)	626,849	1.10		1.10		0.85		0.85		2.17		426

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)
I-3

04/01/2024 - 09/30/2024+	$8.71	$0.17	$0.16	$0.33	$(0.60)	$0.00	$0.00	$(0.60)

03/31/2024	7.87	0.34	1.39	1.73	(0.89)	0.00	0.00	(0.89)

03/31/2023	8.45	0.23	(0.01)	0.22	(0.46)	(0.34)	0.00	(0.80)

03/31/2022	8.65	0.14	0.31	0.45	(0.65)	0.00	0.00	(0.65)

03/31/2021	5.82	0.12	2.71	2.83	0.00	0.00	0.00	0.00

03/31/2020	7.66	0.16	(1.18)	(1.02)	(0.62)	(0.20)	0.00	(0.82)
Class A

04/01/2024 - 09/30/2024+	8.12	0.15	0.15	0.30	(0.60)	0.00	0.00	(0.60)

03/31/2024	7.39	0.29	1.31	1.60	(0.87)	0.00	0.00	(0.87)

03/31/2023	7.99	0.20	(0.01)	0.19	(0.45)	(0.34)	0.00	(0.79)

03/31/2022	8.22	0.11	0.30	0.41	(0.64)	0.00	0.00	(0.64)

03/31/2021	5.54	0.10	2.58	2.68	0.00	0.00	0.00	0.00

03/31/2020	7.33	0.14	(1.13)	(0.99)	(0.60)	(0.20)	0.00	(0.80)
Class C

04/01/2024 - 09/30/2024+	6.93	0.10	0.13	0.23	(0.58)	0.00	0.00	(0.58)

03/31/2024	6.44	0.20	1.12	1.32	(0.83)	0.00	0.00	(0.83)

03/31/2023	7.07	0.12	(0.01)	0.11	(0.40)	(0.34)	0.00	(0.74)

03/31/2022	7.35	0.04	0.28	0.32	(0.60)	0.00	0.00	(0.60)

03/31/2021	5.00	0.05	2.30	2.35	0.00	0.00	0.00	0.00

03/31/2020	6.69	0.08	(1.01)	(0.93)	(0.56)	(0.20)	0.00	(0.76)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class

04/01/2024 - 09/30/2024+	$17.06	$0.21	$2.18	$2.39	$(1.52)	$0.00	$0.00	$(1.52)

03/31/2024	14.98	0.39	2.76	3.15	(1.07)	0.00	0.00	(1.07)

03/31/2023(h)	20.10	0.46	(5.35)	(4.89)	(0.23)	0.00	0.00	(0.23)

03/31/2022(h)	24.45	0.69	2.79	3.48	(5.49)	(2.34)	0.00	(7.83)

03/31/2021(h)	18.84	0.69	9.42	10.11	(3.12)	(1.38)	0.00	(4.50)

03/31/2020(h)	20.25	0.69	1.11	1.80	(1.86)	(1.08)	(0.27)	(3.21)

PIMCO StocksPLUS® Short Fund
Institutional Class

04/01/2024 - 09/30/2024+	$7.51	$0.21	$(0.56)	$(0.35)	$0.00	$0.00	$0.00	$0.00

03/31/2024	8.72	0.44	(1.65)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.37	0.31	0.31	0.62	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.82	0.34	(1.79)	(1.45)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.52	0.42	(5.54)	(5.12)	(0.50)	0.00	(0.08)	(0.58)

03/31/2020(j)	15.52	0.52	(0.50)	0.02	(0.02)	0.00	0.00	(0.02)
I-2

04/01/2024 - 09/30/2024+	7.48	0.20	(0.55)	(0.35)	0.00	0.00	0.00	0.00

03/31/2024	8.69	0.43	(1.64)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.35	0.30	0.31	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.80	0.29	(1.74)	(1.45)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.50	0.42	(5.55)	(5.13)	(0.49)	0.00	(0.08)	(0.57)

03/31/2020(j)	15.48	0.50	(0.48)	0.02	0.00	0.00	0.00	0.00
I-3

04/01/2024 - 09/30/2024+	7.44	0.21	(0.56)	(0.35)	0.00	0.00	0.00	0.00

03/31/2024	8.65	0.42	(1.63)	(1.21)	0.00	0.00	0.00	0.00

03/31/2023	8.31	0.33	0.28	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.77	0.30	(1.76)	(1.46)	0.00	0.00	0.00	0.00

03/31/2021(j)	15.44	0.42	(5.52)	(5.10)	(0.49)	0.00	(0.08)	(0.57)

03/31/2020(j)	15.46	0.48	(0.48)	0.00	(0.02)	0.00	0.00	(0.02)
Class A

04/01/2024 - 09/30/2024+	7.16	0.18	(0.53)	(0.35)	0.00	0.00	0.00	0.00

03/31/2024	8.35	0.39	(1.58)	(1.19)	0.00	0.00	0.00	0.00

03/31/2023	8.03	0.24	0.32	0.56	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.46	0.28	(1.71)	(1.43)	0.00	0.00	0.00	0.00

03/31/2021(j)	14.98	0.37	(5.35)	(4.98)	(0.46)	0.00	(0.08)	(0.54)

03/31/2020(j)	15.00	0.44	(0.46)	(0.02)	0.00	0.00	0.00	0.00

16	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.44	4.04%	$45,830	1.27	%*	1.32	%*	0.90	%*	0.95	%*	3.98	%*	235%

8.71	23.39	46,732	1.32		1.37		0.90		0.95		4.18		347

7.87	3.23	15,217	1.05		1.10		0.90		0.95		2.95		159

8.45	5.01	15,417	0.91		0.96		0.90		0.95		1.58		113

8.65	48.63	11,852	0.93		0.98		0.90		0.95		1.75		288

5.82	(15.13)	30,504	1.15		1.20		0.90		0.95		2.07		426

7.82	3.85	387,547	1.52	*	1.52	*	1.15	*	1.15	*	3.73	*	235

8.12	23.11	391,836	1.57		1.57		1.15		1.15		3.90		347

7.39	2.95	346,558	1.30		1.30		1.15		1.15		2.65		159

7.99	4.73	357,191	1.16		1.16		1.15		1.15		1.31		113

8.22	48.38	351,950	1.18		1.18		1.15		1.15		1.51		288

5.54	(15.36)	302,069	1.40		1.40		1.15		1.15		1.89		426

6.58	3.50	39,447	2.27	*	2.27	*	1.90	*	1.90	*	2.98	*	235

6.93	22.01	40,433	2.32		2.32		1.90		1.90		3.14		347

6.44	2.25	45,378	2.05		2.05		1.90		1.90		1.84		159

7.07	4.08	60,498	1.91		1.91		1.90		1.90		0.56		113

7.35	47.00	75,127	1.93		1.93		1.90		1.90		0.76		288

5.00	(15.91)	82,954	2.15		2.15		1.90		1.90		1.16		426

$17.93	14.56%	$709,875	3.72	%*	3.72	%*	0.59	%*	0.59	%*	2.50	%*	116%

17.06	21.73	924,182	2.88		2.88		0.59		0.59		2.59		112

14.98	(24.31)	727,497	1.71		1.71		0.59		0.59		3.07		76

20.10	11.04	1,286,592	0.61		0.61		0.59		0.59		2.85		38

24.45	54.20	816,276	0.61		0.61		0.59		0.59		2.75		104

18.84	7.23	660,011	1.01		1.01		0.59		0.59		3.12		197

$7.16	(4.66)%	$30,655	0.78	%*	0.78	%*	0.64	%*	0.64	%*	5.54	%*	196%

7.51	(13.88)	40,366	0.76		0.76		0.64		0.64		5.31		317

8.72	7.30	78,263	0.72		0.72		0.64		0.64		3.29		102

8.37	(14.77)	47,013	0.64		0.64		0.64		0.64		3.75		161

9.82	(33.47)	270,743	0.72		0.72		0.64		0.64		3.52		206

15.52	0.16	694,979	1.09		1.09		0.64		0.64		3.56		382

7.13	(4.68)	65,086	0.88	*	0.88	*	0.74	*	0.74	*	5.39	*	196

7.48	(13.92)	65,422	0.86		0.86		0.74		0.74		5.17		317

8.69	7.11	211,603	0.82		0.82		0.74		0.74		3.22		102

8.35	(14.80)	49,110	0.74		0.74		0.74		0.74		3.32		161

9.80	(33.59)	52,490	0.82		0.82		0.74		0.74		3.48		206

15.50	0.18	150,204	1.19		1.19		0.74		0.74		3.45		382

7.09	(4.70)	1,948	0.93	*	0.98	*	0.79	*	0.84	*	5.49	*	196

7.44	(13.99)	4,335	0.91		0.96		0.79		0.84		5.10		317

8.65	7.20	29,729	0.87		0.92		0.79		0.84		3.58		102

8.31	(14.94)	4,381	0.79		0.84		0.79		0.84		3.46		161

9.77	(33.54)	4,347	0.87		0.92		0.79		0.84		3.61		206

15.44	0.04	7,629	1.24		1.29		0.79		0.84		3.32		382

6.81	(4.89)	17,049	1.18	*	1.18	*	1.04	*	1.04	*	5.09	*	196

7.16	(14.25)	18,100	1.16		1.16		1.04		1.04		4.94		317

8.35	6.81	24,629	1.12		1.12		1.04		1.04		2.68		102

8.03	(15.12)	29,123	1.04		1.04		1.04		1.04		3.34		161

9.46	(33.73)	27,958	1.12		1.12		1.04		1.04		3.23		206

14.98	(0.13)	48,840	1.49		1.49		1.04		1.04		3.14		382

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Short Fund (Cont.)
Class C

04/01/2024 - 09/30/2024+	$6.64	$0.14	$(0.49)	$(0.35)	$0.00	$0.00	$0.00	$0.00

03/31/2024	7.80	0.31	(1.47)	(1.16)	0.00	0.00	0.00	0.00

03/31/2023	7.52	0.16	0.31	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2022	8.93	0.21	(1.62)	(1.41)	0.00	0.00	0.00	0.00

03/31/2021(j)	14.18	0.27	(5.05)	(4.78)	(0.40)	0.00	(0.07)	(0.47)

03/31/2020(j)	14.32	0.32	(0.46)	(0.14)	0.00	0.00	0.00	0.00

PIMCO StocksPLUS® Small Fund
Institutional Class

04/01/2024 - 09/30/2024+	$7.69	$0.16	$0.30	$0.46	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	6.59	0.30	1.06	1.36	(0.26)	0.00	0.00	(0.26)

03/31/2023	9.67	0.24	(1.63)	(1.39)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.89	0.13	(0.90)	(0.77)	(1.38)	(0.07)	0.00	(1.45)

03/31/2021	6.47	0.11	6.50	6.61	(1.19)	0.00	0.00	(1.19)

03/31/2020	9.51	0.25	(2.73)	(2.48)	(0.26)	(0.28)	(0.02)	(0.56)
I-2

04/01/2024 - 09/30/2024+	7.55	0.15	0.30	0.45	(0.19)	0.00	0.00	(0.19)

03/31/2024	6.47	0.29	1.04	1.33	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.54	0.22	(1.60)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.76	0.12	(0.89)	(0.77)	(1.38)	(0.07)	0.00	(1.45)

03/31/2021	6.41	0.10	6.44	6.54	(1.19)	0.00	0.00	(1.19)

03/31/2020	9.42	0.23	(2.69)	(2.46)	(0.25)	(0.28)	(0.02)	(0.55)
I-3

04/01/2024 - 09/30/2024+	7.51	0.15	0.30	0.45	(0.19)	0.00	0.00	(0.19)

03/31/2024	6.45	0.28	1.03	1.31	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.52	0.21	(1.59)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.74	0.12	(0.90)	(0.78)	(1.37)	(0.07)	0.00	(1.44)

03/31/2021	6.40	0.10	6.42	6.52	(1.18)	0.00	0.00	(1.18)

03/31/2020	9.41	0.22	(2.68)	(2.46)	(0.25)	(0.28)	(0.02)	(0.55)
Class A

04/01/2024 - 09/30/2024+	7.30	0.14	0.28	0.42	(0.18)	0.00	0.00	(0.18)

03/31/2024	6.27	0.26	1.01	1.27	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.33	0.19	(1.56)	(1.37)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.54	0.08	(0.87)	(0.79)	(1.35)	(0.07)	0.00	(1.42)

03/31/2021	6.30	0.07	6.33	6.40	(1.16)	0.00	0.00	(1.16)

03/31/2020	9.28	0.21	(2.67)	(2.46)	(0.22)	(0.28)	(0.02)	(0.52)
Class C

04/01/2024 - 09/30/2024+	6.09	0.09	0.24	0.33	(0.16)	0.00	0.00	(0.16)

03/31/2024	5.27	0.18	0.84	1.02	(0.20)	0.00	0.00	(0.20)

03/31/2023	8.22	0.12	(1.38)	(1.26)	0.00	(1.69)	0.00	(1.69)

03/31/2022	10.35	0.00	(0.76)	(0.76)	(1.30)	(0.07)	0.00	(1.37)

03/31/2021	5.73	0.00	5.72	5.72	(1.10)	0.00	0.00	(1.10)

03/31/2020	8.48	0.13	(2.41)	(2.28)	(0.17)	(0.28)	(0.02)	(0.47)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective October 1, 2020, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.80%.
(f)	A one for five reverse share split, effective March 25, 2022, has been retroactively applied.
(g)	A one for four reverse share split, effective March 25, 2022, has been retroactively applied.
(h)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(i)	A one for three reverse share split, effective March 25, 2022, has been retroactively applied.
(j)	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(k)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

18	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year Or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.29	(5.27)%	$3,371	1.93	%*	1.93	%*	1.79	%*	1.79	%*	4.36	%*	196%

6.64	(14.87)	3,828	1.91		1.91		1.79		1.79		4.19		317

7.80	6.11	5,008	1.87		1.87		1.79		1.79		1.99		102

7.52	(15.79)	4,948	1.79		1.79		1.79		1.79		2.65		161

8.93	(34.20)	5,897	1.87		1.87		1.79		1.79		2.52		206

14.18	(0.98)	9,558	2.24		2.24		1.79		1.79		2.42		382

$7.96	6.15%	$590,210	0.90	%*	0.90	%*	0.69	%*	0.69	%*	4.22	%*	289%

7.69	20.97	666,549	0.90		0.90		0.69		0.69		4.43		368

6.59	(14.35)	664,036	0.75		0.75		0.69		0.69		3.03		108

9.67	(7.72)	837,675	0.70		0.70		0.69		0.69		1.17		90

11.89	105.22	1,181,348	0.70		0.70		0.69		0.69		1.18		339

6.47	(27.82)	678,711	0.75		0.75		0.69		0.69		2.63		454

7.81	6.09	97,192	1.00	*	1.00	*	0.79	*	0.79	*	4.15	*	289

7.55	20.91	98,117	1.00		1.00		0.79		0.79		4.32		368

6.47	(14.47)	124,084	0.85		0.85		0.79		0.79		2.72		108

9.54	(7.88)	293,999	0.80		0.80		0.79		0.79		1.09		90

11.76	104.97	321,158	0.80		0.80		0.79		0.79		1.06		339

6.41	(27.83)	192,747	0.85		0.85		0.79		0.79		2.52		454

7.77	6.12	4,790	1.05	*	1.10	*	0.84	*	0.89	*	4.09	*	289

7.51	20.64	3,874	1.05		1.10		0.84		0.89		4.27		368

6.45	(14.47)	3,293	0.90		0.95		0.84		0.89		2.57		108

9.52	(7.91)	11,876	0.85		0.90		0.84		0.89		1.06		90

11.74	104.86	13,355	0.85		0.90		0.84		0.89		1.02		339

6.40	(27.89)	8,140	0.90		0.95		0.84		0.89		2.43		454

7.54	5.88	232,693	1.30	*	1.30	*	1.09	*	1.09	*	3.83	*	289

7.30	20.47	243,223	1.30		1.30		1.09		1.09		4.03		368

6.27	(14.69)	274,964	1.15		1.15		1.09		1.09		2.55		108

9.33	(8.13)	408,780	1.10		1.10		1.09		1.09		0.79		90

11.54	104.53	472,314	1.10		1.10		1.09		1.09		0.76		339

6.30	(28.16)	282,255	1.15		1.15		1.09		1.09		2.26		454

6.26	5.60	25,467	2.05	*	2.05	*	1.84	*	1.84	*	3.08	*	289

6.09	19.65	27,840	2.05		2.05		1.84		1.84		3.27		368

5.27	(15.38)	33,316	1.90		1.90		1.84		1.84		1.77		108

8.22	(8.77)	58,090	1.85		1.85		1.84		1.84		0.03		90

10.35	102.78	81,026	1.85		1.85		1.84		1.84		0.03		339

5.73	(28.61)	67,632	1.90		1.90		1.84		1.84		1.52		454

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Assets:

Investments, at value
Investments in securities*	$842,245	$1,846,870	$345,325	$196,166	$314,464	$786,559
Investments in Affiliates	38,369	53,113	18,114	15,518	11,808	18,387
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,084	1,989	377	284	288	1,136
Over the counter	50,519	71,344	13,745	3,236	4,988	5,004
Cash	1,944	3,500	2,507	742	2,208	1,839
Deposits with counterparty	10,564	18,379	2,401	3,945	3,990	11,944
Foreign currency, at value	2,839	2,816	946	538	575	3,622
Receivable for investments sold	391	4,670	5,003	1,011	643	15,486
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0
Receivable for TBA investments sold	464,652	794,727	163,452	105,495	132,462	384,505
Receivable for Fund shares sold	1	252	44	74	236	12
Interest and/or dividends receivable	1,931	4,363	837	607	780	2,284
Dividends receivable from Affiliates	152	211	72	61	47	72
Reimbursement receivable from PIMCO	0	0	0	0	0	0
Other assets	0	0	0	0	0	0
Total Assets	1,414,691	2,802,234	552,823	327,677	472,489	1,230,850

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$0
Payable for short sales	19,014	43,807	8,575	5,220	6,897	20,319
Financial Derivative Instruments
Exchange-traded or centrally cleared	883	1,490	338	212	181	879
Over the counter	28,920	4,998	1,434	632	727	9,837
Payable for investments purchased	101,649	255,481	47,363	6,450	50,151	65,594
Payable for investments in Affiliates purchased	158	218	75	64	48	75
Payable for TBA investments purchased	709,342	1,254,987	251,631	165,751	206,957	600,414
Deposits from counterparty	48,623	73,757	19,838	6,215	6,040	12,886
Payable for Fund shares redeemed	0	1,307	6,559	1	563	45
Accrued investment advisory fees	244	470	128	61	88	381
Accrued supervisory and administrative fees	97	293	50	27	41	104
Accrued distribution fees	0	19	0	0	2	1
Accrued servicing fees	2	94	2	1	4	4
Foreign capital gains tax payable	0	0	0	0	0	0
Total Liabilities	908,932	1,636,921	335,993	184,634	271,699	710,539

Commitments and Contingent Liabilities^

Net Assets	$505,759	$1,165,313	$216,830	$143,043	$200,790	$520,311

Net Assets Consist of:

Paid in capital	$1,446,881	$1,062,993	$380,489	$135,557	$194,977	$656,171
Distributable earnings (accumulated loss)	(941,122)	102,320	(163,659)	7,486	5,813	(135,860)

Net Assets	$505,759	$1,165,313	$216,830	$143,043	$200,790	$520,311

Cost of investments in securities	$852,738	$1,847,897	$351,575	$198,733	$317,022	$795,657
Cost of investments in Affiliates	$38,251	$52,742	$17,994	$15,395	$11,713	$18,430
Cost of foreign currency held	$2,805	$2,792	$938	$530	$568	$4,436
Proceeds received on short sales	$18,883	$43,504	$8,516	$5,184	$6,850	$20,179
Cost or premiums of financial derivative instruments, net	$13,443	$12,954	$3,275	$3,249	$3,123	$9,766

* Includes repurchase agreements of:	$189,100	$413,900	$77,600	$19,100	$82,300	$92,600

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

20	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$3,308,688	$2,902,643	$241,943	$4,027,379	$1,309,557	$142,214	$1,524,315
118,674	145,369	14,522	250,472	1,837	18,242	19,558

5,308	5,209	303	4,330	2,175	251	2,068
115,428	133,280	3,417	175,650	3,376	323	66,197
609	3,212	958	4,820	949	1,688	12,689
19,796	10,534	5,682	19,605	4,465	3,330	8,479
2,791	5,588	634	4,408	2,035	272	2,509
7,240	14,454	469	14,666	456,362	3	1,995
0	0	0	0	5	0	0
468,164	1,474,805	102,690	1,613,779	156,472	67,167	797,511
2,272	352	79	6,415	281	455	433
8,757	6,037	740	11,366	9,155	362	3,402
554	977	70	1,194	27	82	172
2	1	1	2	0	0	0
1	0	0	0	0	0	0
4,058,284	4,702,461	371,508	6,134,086	1,946,696	234,389	2,439,328

$0	$0	$0	$0	$893,119	$0	$0
0	74,938	6,804	108,120	23,051	4,101	37,096

855	2,198	224	3,287	155	352	1,177
4,364	6,165	673	34,596	1,935	4,975	3,438
452,861	248,324	9,353	257,185	2,052	495	154,704
571	998	72	1,229	27	85	175
818,769	2,280,173	158,621	2,553,182	306,184	106,025	1,223,571
116,387	136,306	6,681	219,618	9,847	114	67,322
1,347	29,041	851	1,757	135	61	891
500	578	55	993	187	35	320
575	469	44	791	128	31	219
22	43	1	22	0	2	14
99	120	6	80	0	4	49
0	0	0	0	1	0	0
1,396,350	2,779,353	183,385	3,180,860	1,236,821	116,280	1,488,976

$2,661,934	$1,923,108	$188,123	$2,953,226	$709,875	$118,109	$950,352

$2,166,181	$1,593,751	$249,793	$2,814,381	$973,703	$4,246,314	$1,181,801
495,753	329,357	(61,670)	138,845	(263,828)	(4,128,205)	(231,449)

$2,661,934	$1,923,108	$188,123	$2,953,226	$709,875	$118,109	$950,352

$3,313,939	$2,914,673	$243,131	$4,010,430	$1,469,485	$146,535	$1,547,084
$117,728	$145,638	$14,516	$252,381	$1,836	$18,138	$19,552
$2,769	$5,555	$499	$3,955	$2,004	$269	$2,483
$0	$74,420	$6,757	$107,373	$23,123	$4,121	$36,840
$8,781	$35,969	$3,553	$43,923	$16,243	$59	$17,332

$1,158,171	$779,696	$13,100	$654,072	$0	$3,900	$378,752

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Statements of Assets and Liabilities	(Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Net Assets:

Institutional Class	$495,349	$415,594	$199,866	$138,362	$145,368	$494,030
I-2	N/A	243,966	5,510	673	31,864	3,210
I-3	N/A	4,194	N/A	N/A	N/A	N/A
Class A	10,410	467,763	10,600	4,008	19,642	21,856
Class C	N/A	33,796	854	N/A	3,916	1,215
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	61,248	20,480	26,351	18,117	8,437	60,089
I-2	N/A	12,238	733	92	1,887	390
I-3	N/A	211	N/A	N/A	N/A	N/A
Class A	1,337	25,901	1,459	549	1,211	2,681
Class C	N/A	2,300	130	N/A	277	149
Class R	N/A	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.09	$20.29	$7.58	$7.64	$17.23	$8.22
I-2	N/A	19.94	7.52	7.32	16.88	8.23
I-3	N/A	19.89	N/A	N/A	N/A	N/A
Class A	7.79	18.06	7.26	7.30	16.22	8.15
Class C	N/A	14.69	6.59	N/A	14.15	8.15
Class R	N/A	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

22	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$1,976,617	$946,303	$105,968	$1,498,206	$709,875	$30,655	$590,210
114,307	324,560	32,898	982,196	N/A	65,086	97,192
41,835	15,098	16,905	45,830	N/A	1,948	4,790
415,105	561,418	31,335	387,547	N/A	17,049	232,693
51,970	75,729	1,017	39,447	N/A	3,371	25,467
62,100	N/A	N/A	N/A	N/A	N/A	N/A

146,953	72,559	8,919	173,563	39,602	4,280	74,165
8,544	25,500	2,766	115,843	N/A	9,131	12,441
3,138	1,185	1,432	5,430	N/A	275	616
36,002	44,643	2,876	49,546	N/A	2,503	30,842
5,063	7,320	109	5,992	N/A	536	4,071
5,094	N/A	N/A	N/A	N/A	N/A	N/A

$13.45	$13.04	$11.88	$8.63	$17.93	$7.16	$7.96
13.38	12.73	11.89	8.48	N/A	7.13	7.81
13.33	12.74	11.80	8.44	N/A	7.09	7.77
11.53	12.58	10.89	7.82	N/A	6.81	7.54
10.27	10.35	9.34	6.58	N/A	6.29	6.26
12.19	N/A	N/A	N/A	N/A	N/A	N/A

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Investment Income:

Interest	$13,834	$27,942	$5,842	$4,004	$4,911	$13,480
Dividends	0	474	92	63	73	240
Dividends from Investments in Affiliates	1,138	1,608	630	425	368	681
Miscellaneous income	0	0	0	0	0	0
Total Income	14,972	30,024	6,564	4,492	5,352	14,401

Expenses:

Investment advisory fees	1,636	3,041	874	405	523	2,546
Supervisory and administrative fees	647	1,899	340	180	244	696
Distribution and/or servicing fees - Class A	13	575	14	5	24	27
Distribution and/or servicing fees - Class C	N/A	178	4	N/A	19	7
Distribution and/or servicing fees - Class R	N/A	N/A	N/A	N/A	N/A	N/A
Trustee fees	2	3	1	1	0	2
Interest expense	740	1,402	321	154	255	389
Miscellaneous expense	2	5	0	2	0	3
Total Expenses	3,040	7,103	1,554	747	1,065	3,670
Waiver and/or Reimbursement by PIMCO	0	(1)	0	0	0	0
Net Expenses	3,040	7,102	1,554	747	1,065	3,670

Net Investment Income (Loss)	11,932	22,922	5,010	3,745	4,287	10,731

Net Realized Gain (Loss):

Investments in securities	3,555	15,083	2,561	1,884	3,183	5,922
Investments in Affiliates	4	13	3	0	1	(168)
Exchange-traded or centrally cleared financial derivative instruments	9,784	8,644	3,065	1,839	826	3,527
Over the counter financial derivative instruments	(46,521)	(9,338)	22,484	11,197	13,737	28,304
Foreign currency	1,104	(81)	948	(31)	3	(443)

Net Realized Gain (Loss)	(32,074)	14,321	29,061	14,889	17,750	37,142

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	6,960	17,468	2,309	1,500	1,589	9,965
Investments in Affiliates	85	107	41	33	27	191
Exchange-traded or centrally cleared financial derivative instruments	(15,684)	(20,892)	(4,920)	(3,666)	(2,713)	(14,355)
Over the counter financial derivative instruments	7,582	(2,639)	(1,163)	(3,407)	(7,114)	(8,702)
Foreign currency assets and liabilities	(1,150)	103	(1,051)	2	15	(161)

Net Change in Unrealized Appreciation (Depreciation)	(2,207)	(5,853)	(4,784)	(5,538)	(8,196)	(13,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,349)	$31,390	$29,287	$13,096	$13,841	$34,811

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

$58,129	$44,166	$5,010	$66,486	$22,105	$3,348	$22,549
1,069	795	78	1,147	227	47	412
3,552	4,354	240	6,086	418	389	1,694
0	0	0	0	14	0	0
62,750	49,315	5,328	73,719	22,764	3,784	24,655

3,209	3,748	355	6,316	1,281	235	2,117
3,682	3,048	283	5,035	878	203	1,444
498	685	39	485	N/A	23	286
196	376	5	198	N/A	19	128
149	N/A	N/A	N/A	N/A	N/A	N/A
6	5	1	6	2	0	3
5,213	3,563	224	5,217	11,445	84	989
1	4	1	6	0	1	0
12,954	11,429	908	17,263	13,606	565	4,967
(10)	(3)	(4)	(11)	0	(1)	(1)
12,944	11,426	904	17,252	13,606	564	4,966

49,806	37,889	4,424	56,467	9,158	3,220	19,689

20,688	18,745	1,654	29,862	(14,110)	1,615	11,786
37	(1,576)	82	194	17	3	(1,209)
52,665	53,059	2,431	18,684	11,419	(873)	9,858
179,663	112,224	12,927	(9,619)	26,348	(2,409)	(2,513)
343	(942)	(272)	2,966	(438)	369	(1,042)

253,396	181,510	16,822	42,087	23,236	(1,295)	16,880

33,771	33,737	2,825	44,676	60,331	768	18,066
230	1,924	(65)	354	0	27	1,354
(12,776)	(39,358)	(3,747)	(42,184)	(11,076)	(3,674)	(20,800)
(73,518)	(20,742)	(8,404)	5,734	3,025	(4,193)	16,333
45	1,285	233	3,253	583	(358)	1,048

(52,248)	(23,154)	(9,158)	11,833	52,863	(7,430)	16,001

$250,954	$196,245	$12,088	$110,387	$85,257	$(5,505)	$52,570

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund		PIMCO RAE PLUS Fund		PIMCO RAE PLUS EMG Fund		PIMCO RAE PLUS International Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$11,932	$25,712	$22,922	$44,001	$5,010	$9,804	$3,745	$7,982
Net realized gain (loss)	(32,074)	(33,005)	14,321	100,270	29,061	23,122	14,889	20,787
Net change in unrealized appreciation (depreciation)	(2,207)	36,990	(5,853)	123,242	(4,784)	13,611	(5,538)	(4,831)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,349)	29,697	31,390	267,513	29,287	46,537	13,096	23,938

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(11,374)	(17,797)	(15,777)	(15,220)	(12,656)	(12,726)	(6,287)	(9,086)
I-2	N/A	N/A	(9,366)	(9,074)	(354)	(358)	(28)	(33)
I-3	N/A	N/A	(154)	(141)	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(227)	(304)	(19,582)	(20,596)	(683)	(583)	(186)	(232)
Class C	N/A	N/A	(1,722)	(1,970)	(58)	(34)	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(11,601)	(18,101)	(46,601)	(47,001)	(13,751)	(13,701)	(6,501)	(9,351)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(32,242)	(35,962)	46,833	(154,103)	(26,178)	(1,944)	(21,834)	(20,381)

Total Increase (Decrease) in Net Assets	(66,192)	(24,366)	31,622	66,409	(10,642)	30,892	(15,239)	(5,794)

Net Assets:

Beginning of period	571,951	596,317	1,133,691	1,067,282	227,472	196,580	158,282	164,076
End of period	$505,759	$571,951	$1,165,313	$1,133,691	$216,830	$227,472	$143,043	$158,282

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

PIMCO RAE PLUS Small Fund		PIMCO RAE Worldwide Long/Short PLUS Fund		PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® International Fund (Unhedged)

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$4,287	$7,169	$10,731	$24,739	$49,806	$96,809	$37,889	$72,892	$4,424	$9,333
17,750	20,268	37,142	23,929	253,396	296,476	181,510	195,928	16,822	20,798
(8,196)	13,353	(13,062)	26,236	(52,248)	216,025	(23,154)	229,668	(9,158)	(473)

13,841	40,790	34,811	74,904	250,954	609,310	196,245	498,488	12,088	29,658

(5,167)	(5,146)	(21,611)	(31,021)	(57,695)	(80,059)	(28,935)	(36,144)	(3,910)	(5,384)
(932)	(803)	(139)	(225)	(3,194)	(3,362)	(10,021)	(13,049)	(1,159)	(1,035)
N/A	N/A	N/A	N/A	(1,174)	(1,324)	(426)	(393)	(635)	(457)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(749)	(871)	(902)	(1,118)	(13,308)	(18,178)	(16,170)	(19,374)	(1,251)	(1,327)
(152)	(180)	(48)	(88)	(1,824)	(2,637)	(2,449)	(3,046)	(45)	(48)
N/A	N/A	N/A	N/A	(1,808)	(2,444)	N/A	N/A	N/A	N/A

(7,000)	(7,000)	(22,700)	(32,452)	(79,003)	(108,004)	(58,001)	(72,006)	(7,000)	(8,251)

38,247	(24,524)	(82,827)	(70,210)	(19,184)	(129,551)	(195,401)	(295,185)	(32,897)	29,747

45,088	9,266	(70,716)	(27,758)	152,767	371,755	(57,157)	131,297	(27,809)	51,154

155,702	146,436	591,027	618,785	2,509,167	2,137,412	1,980,265	1,848,968	215,932	164,778
$200,790	$155,702	$520,311	$591,027	$2,661,934	$2,509,167	$1,923,108	$1,980,265	$188,123	$215,932

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Statements of Changes in Net Assets	(Cont.)

	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$56,467	$92,063	$9,158	$20,858	$3,220	$11,917	$19,689	$44,539
Net realized gain (loss)	42,087	321,641	23,236	148,901	(1,295)	(54,025)	16,880	32,202
Net change in unrealized appreciation (depreciation)	11,833	72,908	52,863	(14,020)	(7,430)	10,334	16,001	111,969

Net Increase (Decrease) in Net Assets Resulting from Operations	110,387	486,612	85,257	155,739	(5,505)	(31,774)	52,570	188,710

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(100,021)	(118,824)	(62,001)	(57,001)	0	0	(14,876)	(23,917)
I-2	(64,944)	(77,851)	N/A	N/A	0	0	(2,320)	(3,557)
I-3	(3,194)	(3,401)	N/A	N/A	0	0	(112)	(129)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(34	)(a)
Class A	(28,509)	(40,032)	N/A	N/A	0	0	(5,528)	(8,395)
Class C	(3,335)	(4,898)	N/A	N/A	0	0	(665)	(971)
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(b)	(200,003)	(245,006)	(62,001)	(57,001)	0	0	(23,501)	(37,003)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	337,348	458,878	(237,563)	97,947	(8,437)	(185,407)	(118,320)	(213,089)

Total Increase (Decrease) in Net Assets	247,732	700,484	(214,307)	196,685	(13,942)	(217,181)	(89,251)	(61,382)

Net Assets:

Beginning of period	2,705,494	2,005,010	924,182	727,497	132,051	349,232	1,039,603	1,100,985
End of period	$2,953,226	$2,705,494	$709,875	$924,182	$118,109	$132,051	$950,352	$1,039,603

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on March 15, 2024.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$85,257

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,457,249)
Proceeds from sales of long-term securities	1,514,056
(Purchases) Proceeds from sales of short-term portfolio investments, net	61,820
(Increase) decrease in deposits with counterparty	(314)
(Increase) decrease in receivable for investments sold	(258,823)
(Increase) decrease in interest and/or dividends receivable	2,369
(Increase) decrease in dividends receivable from Affiliates	160
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(1,381)
Proceeds from (Payments on) over the counter financial derivative instruments	26,234
Increase (decrease) in payable for investments purchased	132,141
Increase (decrease) in deposits from counterparty	(7,103)
Increase (decrease) in accrued investment advisory fees	(81)
Increase (decrease) in accrued supervisory and administrative fees	(56)
Proceeds from (Payments on) short sales transactions, net	23,123
Proceeds from (Payments on) foreign currency transactions	145
Net Realized (Gain) Loss
Investments in securities	14,110
Investments in Affiliates	(17)
Exchange-traded or centrally cleared financial derivative instruments	(11,419)
Over the counter financial derivative instruments	(26,348)
Foreign currency	438
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(60,331)
Exchange-traded or centrally cleared financial derivative instruments	11,076
Over the counter financial derivative instruments	(3,025)
Foreign currency assets and liabilities	(583)
Net amortization (accretion) on investments	(861)

Net Cash Provided by (Used for) Operating Activities	43,338

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	121,566
Payments on shares redeemed	(419,842)
Cash distributions paid*	(475)
Proceeds from reverse repurchase agreements	44,673,578
Payments on reverse repurchase agreements	(44,371,958)
Proceeds from sale-buyback transactions	41,349
Payments on sale-buyback transactions	(85,233)

Net Cash Received from (Used for) Financing Activities	(41,015)

Net Increase (Decrease) in Cash and Foreign Currency	2,323

Cash and Foreign Currency:

Beginning of period	661
End of period	$2,984

*Reinvestment of distributions	$61,526

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$11,423

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 166.5%

CORPORATE BONDS & NOTES 12.7%

BANKING & FINANCE 8.6%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$300	$284
3.300% due 01/30/2032		300	271

American Express Co.
5.284% due 07/26/2035 •		900	937

American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,698
3.800% due 08/15/2029		$881	857

Athene Global Funding
5.620% due 05/08/2026		1,300	1,321

Aviation Capital Group LLC
5.500% due 12/15/2024		400	400

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		10	9

Bank of America Corp.
1.734% due 07/22/2027 •		100	96
5.933% due 09/15/2027 •		2,000	2,060
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	804

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,000	1,004

Barclays PLC
4.337% due 01/10/2028		200	199
4.972% due 05/16/2029 •		200	202

Citibank NA
4.838% due 08/06/2029		800	819
5.488% due 12/04/2026		500	515

Credit Suisse AG AT1 Claim		1,374	175

Discover Bank
4.650% due 09/13/2028		400	400

Equinix, Inc.
1.550% due 03/15/2028		500	456

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	441	484

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	186
4.389% due 01/08/2026		200	198
5.800% due 03/05/2027		800	815
5.800% due 03/08/2029		300	305

GLP Capital LP
5.625% due 09/15/2034		100	102

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		2,200	2,220
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		400	401
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		2,000	2,045

GSPA Monetization Trust
6.422% due 10/09/2029		23	23

Healthcare Realty Holdings LP
2.400% due 03/15/2030		346	303

HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,380
4.292% due 09/12/2026 •		472	470

Jackson National Life Global Funding
5.600% due 04/10/2026		1,100	1,116

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		3,138	2,976
5.040% due 01/23/2028 •		500	508

JPMorgan Chase Bank NA
5.110% due 12/08/2026		800	818

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		500	528

Morgan Stanley
1.512% due 07/20/2027 •		1,500	1,427
6.138% due 10/16/2026 •		100	102

Morgan Stanley Bank NA
5.882% due 10/30/2026		1,600	1,658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
2.875% due 09/19/2026 •	GBP	158	$207

Nomura Holdings, Inc.
1.851% due 07/16/2025		$1,255	1,227
2.679% due 07/16/2030		1,491	1,335

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	5,177	647

Nykredit Realkredit AS
1.500% due 10/01/2052		13,197	1,647

Prologis LP
5.000% due 01/31/2035		$300	307

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	7,876	984

Royal Bank of Canada
4.875% due 01/19/2027		$1,300	1,325

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		200	204

UBS Group AG
3.750% due 03/26/2025		500	497
4.751% due 05/12/2028 •		2,400	2,416

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,458
1.741% due 05/04/2030 •		700	732

			43,558

INDUSTRIALS 2.8%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$700	660

Carrier Global Corp.
4.375% due 05/29/2025	EUR	300	336

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		$700	673

DAE Funding LLC
2.625% due 03/20/2025		500	495
3.375% due 03/20/2028		600	574

Dell International LLC
4.900% due 10/01/2026		78	79

Hyundai Capital America
6.288% due 08/04/2025 •		1,600	1,609

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		1,238	1,217

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	2,148

MPLX LP
2.650% due 08/15/2030		900	810

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,177	1,158
4.345% due 09/17/2027		1,741	1,698
4.810% due 09/17/2030		500	474

Occidental Petroleum Corp.
5.550% due 10/01/2034		1,200	1,219

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		800	780

T-Mobile USA, Inc.
3.875% due 04/15/2030		100	97

United Airlines Pass-Through Trust
5.450% due 08/15/2038		200	209

			14,236

UTILITIES 1.3%

ONEOK, Inc.
5.050% due 11/01/2034		1,700	1,693

Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,856
4.550% due 07/01/2030		800	794

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		200	201

Rio Oil Finance Trust
8.200% due 04/06/2028		316	325

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
4.875% due 02/01/2027	$600	$609
5.150% due 06/01/2029	800	830

		6,308

Total Corporate Bonds & Notes (Cost $66,114)		64,102

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	72	77
6.725% due 04/01/2035	157	168

Total Municipal Bonds & Notes (Cost $235)		245

U.S. GOVERNMENT AGENCIES 56.3%

Fannie Mae
2.349% due 01/25/2031 ~(a)	391	27
4.500% due 09/25/2040	649	639
6.323% due 12/01/2034 •	24	24
7.207% due 03/01/2034 •	7	7

Freddie Mac
3.000% due 09/01/2032	1,435	1,398
3.500% due 07/15/2042	884	839
4.000% due 01/01/2048 - 03/01/2049	426	415
6.500% due 05/01/2035	20	22

Ginnie Mae
3.750% due 11/20/2044 •	122	123
5.665% due 08/20/2047 •	67	64
6.473% due 04/20/2068 •	468	478

U.S. Small Business Administration
5.490% due 03/01/2028	4	4
6.020% due 08/01/2028	30	31

Uniform Mortgage-Backed Security
3.000% due 01/01/2027	273	268
3.500% due 02/01/2043 - 09/01/2048	2,923	2,761
4.500% due 07/01/2052 - 12/01/2053	12,250	12,051
5.000% due 02/01/2053	951	951
6.000% due 08/01/2036 - 04/01/2041	207	216
6.500% due 09/01/2036	27	29

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	10,200	9,156
4.000% due 11/01/2054	29,490	28,348
4.500% due 11/01/2054	50	49
5.000% due 11/01/2054	23,300	23,290
5.500% due 11/01/2054	27,800	28,124
6.000% due 11/01/2054	71,300	72,873
6.500% due 11/01/2054	99,680	102,721

Total U.S. Government Agencies (Cost $284,969)		284,908

U.S. TREASURY OBLIGATIONS 8.7%

U.S. Treasury Bonds
3.875% due 05/15/2043 (k)	1,500	1,445
4.125% due 08/15/2053 (k)	1,000	996
4.625% due 05/15/2044	5,700	6,043

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)	1,461	1,435
0.125% due 10/15/2025 (k)	970	951
0.125% due 02/15/2051 (k)	2,175	1,375
0.125% due 02/15/2052 (k)	452	282
0.250% due 01/15/2025 (i)(k)	10,092	9,969
0.375% due 07/15/2025 (i)(k)	10,876	10,721
0.625% due 01/15/2026 (k)	1,456	1,428
0.625% due 07/15/2032 (k)	1,624	1,521
0.625% due 02/15/2043 (i)	859	690
1.125% due 01/15/2033 (k)	950	917
1.375% due 07/15/2033 (k)	621	613

30	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 04/15/2029		$5,695	$5,854

Total U.S. Treasury Obligations (Cost $44,760)			44,240

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%

Adjustable Rate Mortgage Trust
5.545% due 01/25/2036 ~		503	390

American Home Mortgage Assets Trust
5.159% due 10/25/2046 •		118	64
6.750% due 11/25/2046 þ		120	107

Atrium Hotel Portfolio Trust
6.894% due 12/15/2036 •		2,300	2,233

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	2,060	2,756

Banc of America Funding Trust
4.783% due 09/20/2046 ~		$444	397

Bear Stearns ALT-A Trust
5.289% due 08/25/2036 •		77	67
5.454% due 05/25/2035 ~		15	14

Beast Mortgage Trust
6.847% due 02/15/2037 •		4,600	3,277

BX Trust
5.846% due 04/15/2039 •		961	945

Chase Mortgage Finance Trust
4.922% due 09/25/2036 ~		121	97

Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~		10	9
6.170% due 09/25/2062 þ		2,652	2,654

CitiMortgage Alternative Loan Trust
5.569% due 04/25/2037 •		164	140

Countrywide Alternative Loan Trust
5.209% due 12/25/2046 •		699	611
5.500% due 06/25/2025		218	178
5.500% due 05/25/2035		314	254
5.500% due 11/25/2035		84	48
6.000% due 12/25/2035		292	217
6.000% due 05/25/2036		49	25
6.250% due 08/25/2036		649	377
7.000% due 10/25/2037		102	36

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037		228	112
6.000% due 02/25/2037		235	112

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		1,421	1,269
3.192% due 06/25/2050 ~		587	525

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.349% due 02/25/2037 •		536	461
5.469% due 02/25/2035 •		30	29

First Horizon Alternative Mortgage Securities Trust
5.650% due 06/25/2036 ~		315	247

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •		3,300	3,309

HarborView Mortgage Loan Trust
5.489% due 12/19/2036 •		274	211

Impac CMB Trust
5.609% due 03/25/2035 •		101	97

IndyMac INDX Mortgage Loan Trust
5.369% due 11/25/2046 •		635	568
5.449% due 07/25/2035 •		175	161

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		3,500	3,113
4.248% due 07/05/2033		1,700	1,555
6.363% due 07/05/2033 •		766	723
6.594% due 12/15/2031 •		198	184

JP Morgan Mortgage Trust
4.231% due 07/27/2037 ~		70	66
5.750% due 01/25/2036		11	5

Lehman Mortgage Trust
5.619% due 11/25/2036 •		172	80

Lehman XS Trust
5.419% due 08/25/2046 •		306	293

Luminent Mortgage Trust
4.379% due 04/25/2036 ~		3,272	2,226

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
6.435% due 11/21/2034 ~		$506	$484

MASTR Asset Securitization Trust
6.000% due 06/25/2036		113	65

Merrill Lynch Alternative Note Asset Trust
5.369% due 03/25/2037 •		2,188	536
6.000% due 03/25/2037		53	19

Merrill Lynch Mortgage Investors Trust
5.551% due 04/25/2035 ~		8	7
6.133% due 02/25/2036 ~		1	1

MFA Trust
6.775% due 10/25/2058 þ		1,020	1,040

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		83	36

MortgageIT Mortgage Loan Trust
5.489% due 12/25/2035 •		164	160

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		964	936

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		27	14

Nomura Resecuritization Trust
5.869% due 07/25/2036 •		2,148	2,077

NovaStar Mortgage Funding Trust
0.484% due 09/25/2046 •		638	223

OBX Trust
7.159% due 10/25/2063 þ		1,483	1,523

PRET LLC
7.021% due 02/25/2054 þ		780	787

Prime Mortgage Trust
6.000% due 06/25/2036		1	1

Residential Accredit Loans, Inc. Trust
5.289% due 01/25/2037 •		1,427	1,270
5.469% due 08/25/2037 •		12	11
6.000% due 01/25/2037		31	25
6.000% due 03/25/2037		77	64
6.036% due 10/25/2037 ~		295	251

Residential Funding Mortgage Securities, Inc. Trust
5.436% due 04/25/2037 ~		149	128

Sequoia Mortgage Trust
3.912% due 09/20/2046 ~		85	60

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		250	242

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •	GBP	523	702

Structured Adjustable Rate Mortgage Loan Trust
5.207% due 03/25/2036 ~		$33	26
5.743% due 08/25/2035 ~		29	17

Thornburg Mortgage Securities Trust
3.584% due 03/25/2044 ~		34	33
5.627% due 12/25/2044 ~		65	62

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	1,225	1,642

Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$279	274
3.369% due 10/25/2057 ~		1,479	1,284

Trinity Square PLC
5.946% due 07/15/2059 ~	GBP	570	765

Verus Securitization Trust
4.260% due 02/25/2067 þ		$1,028	999
5.811% due 05/25/2068 þ		1,010	1,017
6.443% due 08/25/2068 þ		1,453	1,477
6.476% due 06/25/2068 þ		969	984
6.665% due 09/25/2068 þ		1,252	1,278

WaMu Mortgage Pass-Through Certificates Trust
4.308% due 06/25/2037 ~		110	94
4.771% due 06/25/2037 ~		110	97
4.957% due 12/25/2035 ~		153	141
5.058% due 10/25/2035 ~		17	16
5.343% due 01/25/2035 ~		38	35
5.509% due 12/25/2045 •		12	12
5.609% due 08/25/2045 •		2,855	2,849
5.749% due 01/25/2045 •		517	494
6.123% due 02/25/2046 •		52	48
6.193% due 01/25/2046 •		4,256	3,735

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
3.892% due 09/25/2036 •		$475	$124
5.469% due 02/25/2036 •		460	382
5.873% due 02/25/2047 •		670	605
6.063% due 04/25/2046 •		57	46

Wells Fargo Mortgage-Backed Securities Trust
6.944% due 09/25/2036 ~		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $63,298)			59,443

ASSET-BACKED SECURITIES 32.6%

Aames Mortgage Investment Trust
5.959% due 07/25/2035 •		40	40

ACHV ABS Trust
7.240% due 11/25/2030		266	267

Aegis Asset-Backed Securities Trust
5.704% due 08/25/2035 •		4,370	3,655

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		2,927	2,925
7.497% due 05/15/2037 •		1,200	1,200
7.997% due 05/15/2037 •		1,200	1,198

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.629% due 11/25/2035 •		1,473	1,432

Asset-Backed Securities Corp. Home Equity Loan Trust
5.779% due 06/25/2034 •		751	791

Atlas Senior Loan Fund Ltd.
7.494% due 07/20/2032 •		2,500	2,505

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		1,300	1,347
6.120% due 04/20/2027		3,300	3,365

Barings CLO Ltd.
6.513% due 04/15/2031 •		1,959	1,961

Bear Stearns Asset-Backed Securities Trust
6.019% due 08/25/2037 •		532	478
6.569% due 08/25/2037 •		3,000	2,577

Blackrock European CLO DAC
4.305% due 10/15/2031 •	EUR	1,933	2,150

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •		$1,167	1,168

BNPP AM Euro CLO DAC
4.335% due 10/15/2031 •	EUR	354	394

Cairn CLO DAC
4.306% due 01/31/2030 •		893	994

Carlyle Euro CLO DAC
4.432% due 08/15/2032 •		1,199	1,333

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •		$1,309	1,310

CarMax Auto Owner Trust
5.300% due 03/15/2027		1,922	1,928

Carvana Auto Receivables Trust
5.380% due 03/12/2029		600	613
5.420% due 04/10/2028		1,000	1,008
5.980% due 08/10/2026		87	87
6.410% due 09/10/2027		602	606

CBAM Ltd.
6.567% due 04/17/2031 •		1,837	1,839
6.664% due 04/20/2032 •		939	940

Centex Home Equity Loan Trust
5.614% due 03/25/2034 •		72	72

Citigroup Mortgage Loan Trust
4.549% due 05/25/2036 þ		90	47
5.159% due 05/25/2037 •		803	540
5.289% due 09/25/2036 •		2,725	2,093
5.419% due 10/25/2036 •		103	102
5.449% due 08/25/2036 •		1,000	927
5.449% due 11/25/2036 •		3,100	2,948
5.489% due 03/25/2036 •		1,013	929
5.869% due 09/25/2035 •		1,370	1,327

Citizens Auto Receivables Trust
5.110% due 04/17/2028		300	303
5.430% due 10/15/2026		400	401

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
5.369% due 02/25/2037 •		$251	$234
5.709% due 08/25/2047 •		244	237

Countrywide Partnership Trust
5.869% due 02/25/2035 •		3,511	3,482

CPS Auto Receivables Trust
4.910% due 06/15/2028		1,700	1,702
5.190% due 08/15/2028		1,000	1,004
5.710% due 09/15/2027		349	350

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,846	314

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •	EUR	1,424	1,582
4.335% due 10/15/2031 •		3,326	3,698
4.338% due 07/21/2030 •		712	792
4.905% due 10/23/2034 •		1,393	1,551

DT Auto Owner Trust
6.290% due 08/16/2027		$1,163	1,168

ECMC Group Student Loan Trust
6.395% due 07/25/2069 •		344	344

Ellington Loan Acquisition Trust
6.069% due 05/25/2037 •		1,103	1,080

Encore Credit Receivables Trust
5.704% due 09/25/2035 •		15	15

Exeter Automobile Receivables Trust
6.320% due 03/15/2027		1,700	1,707

First Franklin Mortgage Loan Trust
5.249% due 03/25/2037 •		1,816	951
5.279% due 09/25/2036 •		103	99
5.689% due 11/25/2035 •		461	430

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		1,817	1,800

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		958	965

Fremont Home Loan Trust
5.109% due 11/25/2036 •		302	177
5.269% due 10/25/2036 •		1,018	411
5.309% due 02/25/2037 •		939	306
5.704% due 01/25/2035 •		82	81

Galaxy CLO Ltd.
6.533% due 10/15/2030 •		542	542

Gallatin CLO Ltd.
7.213% due 07/15/2031 •		1,200	1,203

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		1,672	1,674

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	1,020
6.270% due 08/16/2027		1,039	1,046

GreenSky Home Improvement Trust
5.550% due 06/25/2059		700	719

GSAA Home Equity Trust
5.109% due 03/25/2036 •		191	63
5.609% due 04/25/2047 •		373	169
6.795% due 06/25/2036 þ		345	86

GSAMP Trust
5.059% due 01/25/2037 •		1,416	854
5.169% due 12/25/2046 •		138	68
5.229% due 12/25/2046 •		1,345	707
5.429% due 01/25/2037 •		410	349

Harvest CLO DAC
4.368% due 10/20/2031 •	EUR	2,977	3,304

Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$900	886
5.440% due 01/25/2029		2,200	2,247
5.490% due 06/25/2027		500	506

Home Equity Mortgage Loan Asset-Backed Trust
5.189% due 04/25/2037 •		272	209

HSI Asset Securitization Corp. Trust
5.449% due 11/25/2035 •		1,777	1,657

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		101	100
5.569% due 07/25/2036 •		6,824	6,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jubilee CLO DAC
4.285% due 04/15/2030 •	EUR	825	$918
4.335% due 04/15/2031 •		900	1,001

Long Beach Mortgage Loan Trust
5.409% due 02/25/2036 •		$378	372

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	1,058
4.365% due 10/15/2030 •		116	129
5.385% due 10/15/2032 •		2,200	2,451

Marlette Funding Trust
5.950% due 11/15/2032		$694	695

Merrill Lynch Mortgage Investors Trust
5.489% due 02/25/2037 •		2,321	683

MF1 Ltd.
6.715% due 02/19/2037 •		2,700	2,656

Morgan Stanley ABS Capital, Inc. Trust
5.184% due 03/25/2037 •		784	314
5.899% due 07/25/2035 •		579	562

Mountain View CLO LLC
6.638% due 10/16/2029 •		95	95

Navient Private Education Loan Trust
6.811% due 10/15/2031 •		578	579

Nelnet Student Loan Trust
5.815% due 04/20/2062 •		1,163	1,155
6.640% due 02/20/2041		211	216
7.545% due 02/20/2041 •		211	211

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ		244	53

NovaStar Mortgage Funding Trust
5.169% due 09/25/2037 •		356	347

OCP CLO Ltd.
6.664% due 07/20/2029 •		284	284

Option One Mortgage Loan Trust
5.509% due 01/25/2036 •		2,014	1,877
5.749% due 02/25/2035 •		311	295

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		47	47
5.331% due 01/15/2032		2,500	2,507
6.060% due 03/15/2030		254	255
7.128% due 06/16/2031		100	100

Palmer Square European Loan Funding DAC
4.405% due 10/15/2031 •	EUR	2,550	2,836

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.944% due 07/25/2035 •		$1,400	1,249
6.694% due 02/25/2035 •		4,155	3,790

PFP Ltd.
7.371% due 08/19/2035 •		1,964	1,976

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039 «(b)		2,500	2,495

PRET LLC
2.487% due 07/25/2051 þ		943	938
3.721% due 07/25/2051 þ		1,534	1,522

Reach ABS Trust
7.050% due 02/18/2031		104	104

Ready Capital Mortgage Financing LLC
7.407% due 10/25/2039 •		2,239	2,254

Renaissance Home Equity Loan Trust
6.069% due 09/25/2037 •		229	97

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		263	256
4.320% due 09/25/2030		296	296
5.380% due 11/25/2030		662	661
7.130% due 01/26/2032		368	372

Residential Asset Securities Corp. Trust
5.259% due 06/25/2033 •		63	58
5.629% due 12/25/2035 •		1,479	1,448
5.929% due 01/25/2036 •		5,075	4,835

Saxon Asset Securities Trust
5.419% due 09/25/2036 •		1,700	1,384

SBNA Auto Lease Trust
5.390% due 11/20/2026		2,600	2,623

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SCCU Auto Receivables Trust
5.700% due 10/16/2028		$1,300	$1,327

Securitized Asset-Backed Receivables LLC Trust
5.689% due 10/25/2035 •		1,509	1,296

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		465	466

SLM Private Education Loan Trust
9.961% due 10/15/2041 •		1,751	1,834

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,447	1,303
2.340% due 09/15/2034		217	216
5.941% due 01/15/2053 •		1,538	1,521
6.442% due 07/15/2053 •		974	965
6.892% due 11/15/2052 •		414	418

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		635	604

Sound Point CLO Ltd.
6.526% due 07/25/2030 •		567	567

Soundview Home Loan Trust
5.434% due 02/25/2036 •		750	701
6.269% due 10/25/2037 •		435	333

Specialty Underwriting & Residential Finance Trust
5.065% due 12/25/2036 •		288	282

Starwood Mortgage Trust
7.142% due 11/15/2038 •		4,300	4,222

Theorem Funding Trust
7.600% due 04/15/2029		627	633

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		1,866	1,859

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		667	672

Upstart Pass-Through Trust
3.800% due 04/20/2030		409	405

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		188	181

Veros Auto Receivables Trust
7.120% due 11/15/2028		845	850

Total Asset-Backed Securities (Cost $169,539)			165,002

SOVEREIGN ISSUES 3.4%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	14,300	2,489

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	24,412	1,082
3.000% due 12/03/2026 (f)		17,319	830
4.000% due 11/30/2028 (f)		5,237	257
4.000% due 08/24/2034 (f)		50,308	2,379

Peru Government International Bond
5.400% due 08/12/2034	PEN	100	25
6.150% due 08/12/2032		16,000	4,385
6.900% due 08/12/2037		400	112
6.950% due 08/12/2031		1,000	289
7.300% due 08/12/2033		1,000	292
7.600% due 08/12/2039		300	88

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	13,800	716
8.000% due 01/31/2030		14,500	810
8.250% due 03/31/2032		7,300	396
8.500% due 01/31/2037		9,100	458
9.000% due 01/31/2040		39,700	2,012

Turkey Government International Bond
51.594% due 05/20/2026 ~	TRY	200	6
51.594% due 08/19/2026 ~		100	3
51.594% due 05/17/2028 ~		18,700	544

Total Sovereign Issues (Cost $16,691)			17,173

SHORT-TERM INSTRUMENTS 41.0%

COMMERCIAL PAPER 2.4%

Alimentation Couche-Tard, Inc.
5.380% due 10/01/2024		$2,450	2,450

32	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Brands, Inc.
5.100% due 10/08/2024	$2,100	$2,097

Jabil, Inc.
5.320% due 10/11/2024 (b)	2,540	2,536

Jones Lang LaSalle Finance BV
5.360% due 10/15/2024	2,530	2,525

Quanta Services, Inc.
5.150% due 10/03/2024 (b)	2,540	2,539

		12,147

REPURCHASE AGREEMENTS (g) 37.4%
		189,100

U.S. TREASURY BILLS 1.2%
4.848% due 11/05/2024 - 12/19/2024 (d)(e)(k)	5,927	5,885

Total Short-Term Instruments (Cost $207,132)		207,132

Total Investments in Securities (Cost $852,738)		842,245

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.6%

SHORT-TERM INSTRUMENTS 7.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%

PIMCO Short Asset Portfolio	3,898,230	$38,054

PIMCO Short-Term Floating NAV Portfolio III	32,341	315

Total Short-Term Instruments (Cost $38,251)		38,369

Total Investments in Affiliates (Cost $38,251)		38,369

Total Investments 174.1% (Cost $890,989)		$880,614

Financial Derivative Instruments (h)(j) 4.3% (Cost or Premiums, net $13,443)		21,800

Other Assets and Liabilities, net (78.4)%		(396,655)

Net Assets 100.0%		$505,759

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.960%	09/30/2024	10/01/2024	$101,500	U.S. Treasury Notes 1.250% due 12/31/2026	$(103,690)	$101,500	$101,514
	4.990	10/01/2024	10/02/2024	87,600	U.S. Treasury Notes 4.250% due 03/15/2027	(89,378)	87,600	87,600

Total Repurchase Agreements						$(193,068)	$189,100	$189,114

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$20,400	$(18,883)	$(19,014)

Total Short Sales (3.8)%				$(18,883)	$(19,014)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$189,114	$0	$0	$189,114	$(193,068)	$(3,954)

Total Borrowings and Other Financing Transactions	$189,114	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(7) at a weighted average interest rate of 5.330%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	3	$3	$(2)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	3	3	(1)	(1)

Total Written Options					$(3)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	289	$60,182	$59	$0	$(108)
U.S. Treasury 5-Year Note December Futures	12/2024	824	90,543	103	0	(303)
U.S. Treasury 10-Year Note December Futures	12/2024	605	69,140	70	0	(274)
U.S. Treasury 10-Year Ultra December Futures	12/2024	110	13,013	37	0	(57)

				$269	$0	$(742)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	98	$(23,510)	$(72)	$22	$0
3-Month SOFR Active Contract September Futures	12/2024	98	(23,341)	(53)	5	0
Euro-Bobl December Futures	12/2024	39	(5,212)	(56)	0	(9)
Euro-Bund 10-Year Bond December Futures	12/2024	14	(2,103)	(31)	0	(7)
Euro-Buxl 30-Year Bond December Futures	12/2024	5	(759)	(7)	0	(6)
U.S. Treasury 30-Year Bond December Futures	12/2024	4	(497)	5	3	0
				$(214)	$30	$(22)

Total Futures Contracts				$55	$30	$(764)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Motors Co.	5.000%	Quarterly	12/20/2026	0.412%	$ 470	$92	$(45)	$47	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	550	66	13	79	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	300	1	0	1	0	0

						$159	$(32)	$127	$0	$(1)

34	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$644	$(24)	$25	$1	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	300	(15)	11	(4)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	100	(4)	2	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	300	(9)	0	(9)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	1,400	103	1	104	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	200	3	1	4	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	10	29	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	200	4	1	5	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	22,900	493	33	526	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	40,400	913	3	916	0	(3)

					$1,483	$87	$1,570	$1	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	24,060	$395	$126	$521	$0	$(13)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	13	12	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	1,215,000	(10)	(152)	(162)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$52,200	822	(449)	373	35	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		38,600	(100)	(55)	(155)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		11,040	0	(73)	(73)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		1,700	0	(12)	(12)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		8,000	0	(57)	(57)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		6,300	0	(52)	(52)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		300	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		13,600	86	(245)	(159)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		24,200	283	(111)	172	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		4,000	(2)	(20)	(22)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		10,800	98	(280)	(182)	30	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		16,500	67	(494)	(427)	41	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,900	92	(17)	75	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,100	433	(71)	362	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		22,800	161	(118)	43	68	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,300	18	(225)	(207)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	(212)	5,206	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		23,800	1,556	(862)	694	72	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		200	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	(11)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		400	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		400	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		400	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		80	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		23,000	(325)	(397)	(722)	72	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		300	(1)	(17)	(18)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		400	(1)	(17)	(18)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		400	(2)	(15)	(17)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		300	(1)	(10)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		300	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		500	(2)	(12)	(14)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		400	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		400	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		400	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		500	(2)	(8)	(10)	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.599%	Annual	08/28/2034		$200	$(1)	$(3)	$(4)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		500	(2)	(9)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		400	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		400	(1)	(9)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		400	(1)	4	3	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		24,700	(155)	(807)	(962)	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		4,800	73	(272)	(199)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,850	2,884	892	3,776	37	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		14,650	228	(855)	(627)	56	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		300	(1)	0	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		300	(1)	(9)	(10)	0	(2)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	(6)	(7)	0	(2)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(5)	(6)	0	(2)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	0	(1)	0	(1)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		8,375	68	78	146	49	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,625	(4)	4	0	0	(37)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	452	388	0	(29)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028	EUR	300	(1)	(13)	(14)	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(29)	(30)	0	(2)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(19)	(20)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(11)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(17)	(18)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		80	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(4)	(5)	0	(1)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	11,170	(38)	(51)	(89)	0	(5)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		9,530	(33)	(45)	(78)	0	(4)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		20,700	0	268	268	10	0

							$11,890	$(4,461)	$7,429	$1,053	$(114)

Total Swap Agreements							$13,532	$(4,406)	$9,126	$1,054	$(118)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$30	$1,054	$1,084	$(1)	$(764)	$(118)	$(883)

(i)

Securities with an aggregate market value of $8,912 and cash of $10,564 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

36	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$1,859	CNH	13,308	$42	$0

BOA	10/2024	KRW	862,231		$645	0	(10)
	10/2024	PEN	54		14	0	0
	10/2024		$262	PLN	1,018	3	0
	10/2024		2,049	ZAR	37,607	125	0
	11/2024	PEN	54		$14	0	0
	11/2024	TWD	8,771		270	0	(8)

BPS	10/2024	CNH	11,957		1,670	0	(39)
	10/2024	EUR	378		419	0	(2)
	10/2024	JPY	40,604		282	0	(1)
	10/2024	KRW	2,621,330		1,959	0	(30)
	10/2024	PLN	1,285		335	2	0
	10/2024		$584	CNH	4,167	12	0
	10/2024		615	DKK	4,115	0	(1)
	10/2024		3,042	NZD	4,887	63	0
	10/2024	ZAR	7,085		$393	0	(16)
	11/2024	CNH	22,118		3,064	0	(103)
	11/2024	DKK	4,108		615	1	0
	11/2024	TWD	50,790		1,593	0	(19)
	11/2024		$335	PLN	1,286	0	(2)
	12/2024	MXN	35,710		$1,813	26	(6)

BRC	10/2024	GBP	2,436		3,214	0	(43)
	10/2024	ILS	546		147	1	0
	10/2024	NZD	1,455		920	0	(5)
	10/2024		$535	PLN	2,054	0	(2)
	11/2024		920	NZD	1,455	5	0
	11/2024		0	PLN	1	0	0
	12/2024	TRY	20,960		$559	0	(8)
	12/2024		$1,313	TRY	49,384	15	0

BSH	10/2024	PEN	546		$145	0	(2)

CBK	10/2024	BRL	989		181	0	0
	10/2024	ILS	549		150	3	0
	10/2024	KRW	1,878,236		1,404	0	(21)
	10/2024	PEN	413		110	0	(1)
	10/2024		$182	BRL	989	0	0
	10/2024		761	CNH	5,391	10	0
	10/2024		122	DKK	818	0	0
	10/2024		2,375	IDR	36,770,494	43	0
	10/2024		201	ILS	736	0	(4)
	10/2024		7,004	INR	589,061	20	0
	10/2024		500	ZAR	9,109	27	0
	11/2024	BRL	3,362		$599	0	(16)
	11/2024	CNH	39,526		5,505	0	(155)
	11/2024	DKK	817		123	0	0
	11/2024	PEN	2,598		697	0	(4)
	11/2024	TWD	137,828		4,329	2	(48)
	11/2024		$181	BRL	993	0	0
	12/2024	MXN	17,972		$920	18	0
	12/2024	PEN	154		41	0	(1)
	02/2025		3,694		989	0	(6)

DUB	10/2024	KRW	1,776,543		1,331	0	(17)
	10/2024	PLN	1,591		415	2	0
	10/2024		$1,324	PLN	5,113	6	(2)
	11/2024		415		1,592	0	(2)
	02/2025	PEN	7,111		$1,898	0	(17)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

FAR	10/2024	BRL	1,822		$334	$0	$0
	10/2024	NZD	3,432		2,157	0	(23)
	10/2024		$3,978	AUD	5,787	23	0
	10/2024		330	BRL	1,822	5	0
	10/2024		29,613	EUR	26,482	0	(134)
	11/2024	AUD	5,787		$3,979	0	(23)
	11/2024	EUR	26,482		29,654	135	0
	11/2024		$2,157	NZD	3,432	23	0
	12/2024	PEN	1,724		$454	0	(11)

GLM	10/2024	BRL	653		119	0	0
	10/2024		$120	BRL	653	0	0
	10/2024		52	IDR	798,624	1	0
	10/2024		99	ILS	369	0	0
	10/2024		647	INR	54,422	2	0
	10/2024		1,112	PLN	4,413	35	0
	11/2024	MXN	8,957		$448	0	(3)
	11/2024		$349	TWD	10,975	0	(1)
	12/2024	MXN	8,608		$449	17	0
	12/2024		$119	BRL	658	0	0
	02/2025	MXN	11,898		$584	0	(8)
	04/2025	BRL	14,000		2,515	12	(1)
	04/2025	DKK	9,600		1,419	0	(27)

IND	10/2024	KRW	885,426		661	0	(11)
	10/2024		$274	IDR	4,237,550	4	0

JPM	10/2024	CNH	18,340		$2,563	0	(58)
	10/2024	DKK	8,814		1,318	1	0
	10/2024	ILS	2,331		624	2	(4)
	10/2024	KRW	994,579		744	0	(11)
	10/2024	TRY	6,658		192	0	0
	10/2024		$587	CNH	4,182	10	0
	10/2024		1,288	DKK	8,590	0	(5)
	10/2024		44	ILS	161	0	(1)
	10/2024		396	INR	33,312	1	0
	10/2024		2,150	PLN	8,343	17	(1)
	10/2024		151	ZAR	2,778	10	0
	10/2024	ZAR	3,447		$188	0	(11)
	11/2024	CNH	1,468		208	0	(3)
	11/2024	DKK	8,575		1,288	5	0
	11/2024	TWD	17,580		541	0	(17)
	11/2024		$448	TWD	14,242	4	0
	12/2024		1,324	TRY	49,967	31	0
	04/2025	BRL	300	$$	53	0	0

MBC	10/2024	KRW	3,357,217		2,513	0	(34)
	10/2024	NOK	100		10	0	0
	10/2024	PLN	1,434		376	4	0
	10/2024		$7,373	CAD	9,905	0	(48)
	10/2024		3,258	GBP	2,436	0	(1)
	10/2024		281	IDR	4,351,845	5	0
	10/2024		2,445	SGD	3,141	0	(1)
	11/2024	CAD	9,897		$7,373	48	0
	11/2024	GBP	2,436		3,258	1	0
	11/2024	SGD	3,135		2,445	1	0
	11/2024	TWD	28,269		882	0	(15)
	11/2024		$413	CNH	2,946	8	0
	11/2024		1,340	PLN	5,174	6	(4)
	12/2024	MXN	3,808		$195	4	0

MYI	10/2024	DKK	6,411		955	0	(2)
	10/2024	EUR	26,104		29,093	35	0
	10/2024	KRW	1,277,974		956	0	(14)
	10/2024	SGD	3,140		2,411	0	(32)
	10/2024		$1,213	DKK	8,116	0	(1)
	10/2024		287	IDR	4,453,827	6	0
	11/2024	DKK	8,102		$1,213	1	0
	11/2024	TWD	18,230		580	1	0
	11/2024		$313	CNH	2,218	4	0
	12/2024	MXN	2,008		$100	0	(1)
	04/2025	DKK	10,200		1,506	0	(31)
	04/2025		$4,382	DKK	29,315	35	0

38	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

NGF	10/2024		$890	IDR	13,741,770	$14	$0

RBC	10/2024	KRW	650,644		$487	0	(7)
	12/2024	MXN	9,987		503	1	0

SCX	10/2024	DKK	6,444		959	0	(4)
	10/2024	PEN	2,446		649	0	(11)
	10/2024	TRY	6,559		192	0	0
	10/2024		$50	IDR	773,850	1	0
	10/2024		2,621	INR	220,283	5	0
	11/2024	CNH	14,750		$2,044	0	(68)
	11/2024	TWD	8,526		266	0	(5)

SSB	12/2024		$368	MXN	7,049	0	(14)

TOR	10/2024	AUD	5,787		$3,925	0	(76)
	10/2024	CAD	9,898		7,354	35	0
	10/2024		$190	JPY	27,431	1	0
	11/2024	JPY	27,305		$190	0	(1)

UAG	10/2024	CHF	5,954		7,086	52	0
	10/2024		$7,012	CHF	5,948	15	0
	10/2024		704	PLN	2,735	6	0
	10/2024		548	ZAR	10,033	32	0
	11/2024	CHF	5,926		$7,012	0	(16)
	11/2024	TWD	97,194		3,080	0	(6)
	11/2024		$27	PLN	102	0	0
	04/2025	DKK	9,500		$1,401	0	(30)

Total Forward Foreign Currency Contracts						$1,085	$(1,366)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	31,000	$ 18	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	30,900	27	1

Total Purchased Options							$ 45	$1

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	400	$ (1)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	400	(1)	(2)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	200	(1)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	300	(1)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	300	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	400	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	600	(2)	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260%	10/16/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	200	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	300	(1)	(1)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	400	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	400	(1)	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	500	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	500	(1)	(2)

Total Written Options							$(41)	$(30)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$367	$(90)	$61	$0	$(29)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	1,323	5.650% (FEDL01 plus a specified spread)	Monthly	01/22/2025	$16,681	$0	$73	$73	$0
	Pay	S&P 500 Total Return Index	3,400	5.530% (FEDL01 plus a specified spread)	Monthly	08/06/2025	42,868	0	184	184	0

BPS	Pay	S&P 500 Total Return Index	9,489	5.265% (FEDL01 plus a specified spread)	Maturity	11/20/2024	92,830	0	(22,206)	0	(22,206)
	Pay	S&P 500 Total Return Index	10,568	5.590% (FEDL01 plus a specified spread)	Maturity	10/01/2025	127,510	0	(5,212)	0	(5,212)

GST	Pay	S&P 500 Total Return Index	1,103	5.680% (FEDL01 plus a specified spread)	Monthly	01/22/2025	13,907	0	61	61	0
	Pay	S&P 500 Total Return Index	2,875	5.340% (FEDL01 plus a specified spread)	Monthly	02/05/2025	36,248	0	150	150	0
	Pay	S&P 500 Total Return Index	904	5.370% (FEDL01 plus a specified spread)	Monthly	03/05/2025	11,398	0	48	48	0
	Pay	S&P 500 Total Return Index	709	5.400% (FEDL01 plus a specified spread)	Monthly	03/12/2025	8,939	0	38	38	0

JPM	Receive	ERAUSLT Index	307,829	5.200% (FEDL01 plus a specified spread)	Monthly	10/02/2024	182,392	0	3,627	3,627	0
	Receive	ERAUSLT Index	493,103	5.260% (FEDL01 plus a specified spread)	Maturity	11/20/2024	241,921	0	44,769	44,769	0
	Pay	S&P 500 Total Return Index	201	5.310% (FEDL01 plus a specified spread)	Monthly	02/05/2025	2,534	0	10	10	0
	Pay	S&P 500 Total Return Index	1,608	5.540% (FEDL01 plus a specified spread)	Monthly	08/06/2025	20,274	0	87	87	0
	Pay	S&P 500 Total Return Index	8,269	5.610% (FEDL01 plus a specified spread)	Monthly	08/06/2025	104,256	0	386	386	0

MYI	Receive	ERAUSLT Index	7,264	5.730% (FEDL01 plus a specified spread)	Monthly	01/15/2025	4,406	0	(17)	0	(17)
	Receive	ERAUSLT Index	30,213	5.340% (FEDL01 plus a specified spread)	Monthly	03/05/2025	18,328	0	(60)	0	(60)

								$0	$21,938	$49,433	$(27,495)

Total Swap Agreements								$(90)	$21,999	$49,433	$(27,524)

40	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$42	$0	$0	$42	$0	$0	$0	$0	$42	$0	$42
BOA	128	0	257	385	(18)	(2)	(29)	(49)	336	484	820
BPS	104	0	0	104	(219)	(1)	(27,418)	(27,638)	(27,534)	27,142	(392)
BRC	21	0	0	21	(58)	(2)	0	(60)	(39)	0	(39)
BSH	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
CBK	123	0	0	123	(256)	0	0	(256)	(133)	274	141
DUB	8	0	0	8	(38)	0	0	(38)	(30)	0	(30)
FAR	186	0	0	186	(191)	(7)	0	(198)	(12)	0	(12)
GLM	67	0	0	67	(40)	(10)	0	(50)	17	0	17
GST	0	0	297	297	0	0	0	0	297	1,162	1,459
IND	4	0	0	4	(11)	0	0	(11)	(7)	0	(7)
JPM	81	0	48,879	48,960	(111)	(2)	0	(113)	48,847	(47,275)	1,572
MBC	77	0	0	77	(103)	0	0	(103)	(26)	0	(26)
MYC	0	1	0	1	0	(1)	0	(1)	0	0	0
MYI	82	0	0	82	(81)	0	(77)	(158)	(76)	4	(72)
NGF	14	0	0	14	0	0	0	0	14	0	14
RBC	1	0	0	1	(7)	0	0	(7)	(6)	0	(6)
RYL	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SCX	6	0	0	6	(88)	0	0	(88)	(82)	249	167
SSB	0	0	0	0	(14)	0	0	(14)	(14)	0	(14)
TOR	36	0	0	36	(77)	0	0	(77)	(41)	0	(41)
UAG	105	0	0	105	(52)	(4)	0	(56)	49	0	49

Total Over the Counter	$1,085	$1	$49,433	$50,519	$(1,366)	$(30)	$(27,524)	$(28,920)

(k)

Securities with an aggregate market value of $29,315 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$30	$30
Swap Agreements	0	1	0	0	1,053	1,054

	$0	$1	$0	$0	$1,083	$1,084

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,085	$0	$1,085
Purchased Options	0	0	0	0	1	1
Swap Agreements	0	0	49,433	0	0	49,433

	$0	$0	$49,433	$1,085	$1	$50,519

	$0	$1	$49,433	$1,085	$1,084	$51,603

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	764	764
Swap Agreements	0	4	0	0	114	118

	$0	$4	$0	$0	$879	$883

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,366	$0	$1,366
Written Options	0	0	0	0	30	30
Swap Agreements	0	29	27,495	0	0	27,524

	$0	$29	$27,495	$1,366	$30	$28,920

	$0	$33	$27,495	$1,366	$909	$29,803

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$43	$43
Futures	0	0	0	0	5,280	5,280
Swap Agreements	0	415	0	0	4,046	4,461

	$0	$415	$0	$0	$9,369	$9,784

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$340	$0	$340
Purchased Options	0	0	0	0	(13)	(13)
Written Options	0	0	0	0	254	254
Swap Agreements	0	5	(47,107)	0	0	(47,102)

	$0	$5	$(47,107)	$340	$241	$(46,521)

	$0	$420	$(47,107)	$340	$9,610	$(36,737)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	(88)	(88)
Swap Agreements	0	(46)	0	0	(15,549)	(15,595)

	$0	$(46)	$0	$0	$(15,638)	$(15,684)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,421)	$0	$(1,421)
Purchased Options	0	0	0	0	(86)	(86)
Written Options	0	0	0	0	(19)	(19)
Swap Agreements	0	(11)	9,119	0	0	9,108

	$0	$(11)	$9,119	$(1,421)	$(105)	$7,582

	$0	$(57)	$9,119	$(1,421)	$(15,743)	$(8,102)

42	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$43,558	$0	$43,558
Industrials	0	14,236	0	14,236
Utilities	0	6,308	0	6,308
Municipal Bonds & Notes
Illinois	0	245	0	245
U.S. Government Agencies	0	284,908	0	284,908
U.S. Treasury Obligations	0	44,240	0	44,240
Non-Agency Mortgage-Backed Securities	0	59,443	0	59,443
Asset-Backed Securities	0	162,507	2,495	165,002
Sovereign Issues	0	17,173	0	17,173
Short-Term Instruments
Commercial Paper	0	12,147	0	12,147
Repurchase Agreements	0	189,100	0	189,100
U.S. Treasury Bills	0	5,885	0	5,885

	$0	$839,750	$2,495	$842,245

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,369	$0	$0	$38,369

Total Investments	$38,369	$839,750	$2,495	$880,614

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,014)	$0	$(19,014)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,084	0	1,084
Over the counter	0	50,519	0	50,519

	$0	$51,603	$0	$51,603

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(861)	0	(883)
Over the counter	0	(28,891)	(29)	(28,920)

	$(22)	$(29,752)	$(29)	$(29,803)

Total Financial Derivative Instruments	$(22)	$21,851	$(29)	$21,800

Totals	$38,347	$842,587	$2,466	$883,400

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO RAE PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 158.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Broadcom, Inc.
5.980% due 08/14/2026 «		$700	$698

Total Loan Participations and Assignments (Cost $698)			698

CORPORATE BONDS & NOTES 11.4%

BANKING & FINANCE 8.3%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		800	756
3.300% due 01/30/2032		800	722

American Express Co.
5.284% due 07/26/2035 •		2,000	2,083

American Tower Corp.
3.800% due 08/15/2029		194	189

Athene Global Funding
5.620% due 05/08/2026		3,000	3,048

Aviation Capital Group LLC
5.500% due 12/15/2024		400	400

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		187	175

Bank of America Corp.
3.974% due 02/07/2030 •		166	163
5.933% due 09/15/2027 •		3,200	3,296
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,306

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,700	1,707

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		1,000	1,002

Bank of Nova Scotia
5.450% due 08/01/2029		3,800	3,978

Barclays PLC
3.650% due 03/16/2025		700	696
4.375% due 01/12/2026		700	699
4.837% due 09/10/2028 •		300	303
4.972% due 05/16/2029 •		200	202
7.437% due 11/02/2033 •		1,500	1,732

BPCE SA
5.203% due 01/18/2027		250	255

Citibank NA
5.488% due 12/04/2026		7,200	7,410

Crown Castle, Inc.
4.900% due 09/01/2029		100	102

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,700	1,858
3.961% due 11/26/2025 •		$600	599

Discover Bank
4.650% due 09/13/2028		1,006	1,007

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,869	1,863

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	800	878

Ford Motor Credit Co. LLC
4.063% due 11/01/2024		$300	300
4.125% due 08/17/2027		400	390
5.800% due 03/05/2027		400	407
5.800% due 03/08/2029		600	610
7.350% due 11/04/2027		300	319

GLP Capital LP
5.625% due 09/15/2034		200	204

Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	165
5.798% due 08/10/2026 •		3,300	3,330
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		700	702
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,885

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
2.848% due 06/04/2031 •		$300	$273
4.292% due 09/12/2026 •		1,500	1,494

Jackson National Life Global Funding
5.600% due 04/10/2026		2,400	2,436

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		600	574
1.578% due 04/22/2027 •		900	862
2.083% due 04/22/2026 •		100	98
3.782% due 02/01/2028 •		400	396
5.040% due 01/23/2028 •		1,100	1,119
6.070% due 10/22/2027 •		800	829

JPMorgan Chase Bank NA
5.110% due 12/08/2026		3,000	3,068

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		1,300	1,372

Morgan Stanley
4.130% due 03/19/2027 ~	EUR	1,500	1,675
5.050% due 01/28/2027 •		$4,400	4,442
5.656% due 04/18/2030 •		500	526

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		250	258
5.882% due 10/30/2026		800	829

NatWest Group PLC
4.892% due 05/18/2029 •		1,784	1,803

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	11,958	1,495

Nykredit Realkredit AS
1.500% due 10/01/2052		25,193	3,144

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$1,700	1,189

Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		250	250

Prologis LP
5.000% due 01/31/2035		700	717

Quercus Re DAC
11.674% due 01/06/2031 ~	EUR	250	276

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	17,187	2,147

Royal Bank of Canada
4.875% due 01/19/2027		$2,200	2,241
4.969% due 08/02/2030 •		500	513

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		3,800	3,242

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		300	319

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		600	604

UBS Group AG
4.194% due 04/01/2031 •		250	244
4.550% due 04/17/2026		1,100	1,103
4.751% due 05/12/2028 •		5,300	5,335

VICI Properties LP
4.750% due 02/15/2028		1,800	1,808

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	1,100	1,150
3.000% due 04/22/2026		$1,000	983
3.196% due 06/17/2027 •		700	687
5.707% due 04/22/2028 •		600	620

			96,862

INDUSTRIALS 1.8%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		1,600	1,508

Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	198
6.375% due 11/21/2030		200	214
6.500% due 11/21/2033		200	217

Carrier Global Corp.
4.375% due 05/29/2025	EUR	500	560

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		$800	770

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Daimler Truck Finance North America LLC
5.200% due 01/17/2025	$1,000	$1,000

Hyundai Capital America
5.450% due 06/24/2026	400	407
6.288% due 08/04/2025 •	2,500	2,514

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)	1,564	1,533

Imperial Brands Finance PLC
3.500% due 07/26/2026	300	294

MPLX LP
2.650% due 08/15/2030	1,000	900

Nakilat, Inc.
6.067% due 12/31/2033	83	89

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	1,500	1,475
4.345% due 09/17/2027	2,900	2,828
4.810% due 09/17/2030	900	853

Occidental Petroleum Corp.
5.550% due 10/01/2034	2,700	2,743

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	1,000	975

T-Mobile USA, Inc.
2.700% due 03/15/2032	1,000	882
3.375% due 04/15/2029	600	576

United Airlines Pass-Through Trust
5.450% due 08/15/2038	400	418

		20,954

UTILITIES 1.3%

Edison International
5.750% due 06/15/2027	62	64

Eversource Energy
5.850% due 04/15/2031	2,800	2,977

ONEOK, Inc.
5.050% due 11/01/2034	3,900	3,884

Pacific Gas & Electric Co.
3.000% due 06/15/2028	800	761
4.550% due 07/01/2030	900	893
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	3,000	3,001

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	600	602

Southern California Edison Co.
4.875% due 02/01/2027	1,000	1,016
5.150% due 06/01/2029	1,500	1,557

		14,755

Total Corporate Bonds & Notes (Cost $133,670)		132,571

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	565	521

Total Municipal Bonds & Notes (Cost $565)		521

U.S. GOVERNMENT AGENCIES 47.2%

Fannie Mae
0.455% due 03/25/2041 •(a)	138	14
1.305% due 03/25/2036 •(a)	42	4
4.982% due 12/25/2036 •	2	2
5.523% due 12/25/2036 •	18	18
5.633% due 01/01/2035 •	6	6
5.745% due 03/25/2037 - 09/25/2042 •	123	122
5.775% due 07/25/2037 •	14	14
5.793% due 10/01/2035 •	9	9
5.795% due 09/25/2035 •	25	25
6.066% due 12/01/2033 •	9	9
6.115% due 06/25/2037 •	16	16

44	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.145% due 01/25/2040 •	$5	$5
6.215% due 12/25/2039 •	8	8
6.277% due 12/01/2033 •	31	31
6.295% due 07/25/2039 •	4	4
6.362% due 06/01/2043 •	27	27
6.363% due 07/01/2044 •	5	5
6.422% due 11/01/2034 •	1	1
6.550% due 03/01/2035 •	2	2
6.579% due 05/25/2035 ~	4	4
6.867% due 09/01/2035 •	14	15
6.895% due 11/01/2035 •	10	11
6.897% due 06/01/2035 •	23	23
6.997% due 07/01/2035 •	5	5
7.315% due 05/01/2035 •	1	1
7.358% due 07/01/2036 •	18	18
7.398% due 09/01/2036 •	7	8
7.419% due 05/01/2036 •	14	15
7.430% due 07/01/2035 •	9	9
7.455% due 08/01/2035 •	29	29
7.487% due 09/01/2035 •	7	7
7.516% due 07/01/2034 - 08/01/2036 •	73	74
7.537% due 08/01/2035 •	45	47
7.564% due 06/01/2035 •	20	21

Freddie Mac
1.013% due 07/15/2036 •(a)	74	8
1.243% due 04/15/2036 •(a)	8	1
3.000% due 09/01/2032	1,004	978
4.000% due 11/01/2047 - 03/01/2049	1,194	1,166
4.500% due 01/15/2041 - 04/01/2041	161	162
5.000% due 03/01/2038	777	801
5.229% due 08/25/2031 •	16	16
5.500% due 06/01/2027 - 05/01/2040	292	300
5.787% due 02/15/2037 •	2	2
6.000% due 02/01/2034 - 10/01/2039	441	462
6.007% due 07/15/2041 •	183	182
6.027% due 06/15/2041 •	161	161
6.127% due 08/15/2037 •	46	46
6.157% due 08/15/2037 •	61	62
6.312% due 01/15/2038 •	29	30
6.323% due 02/25/2045 •	8	8

Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	2,865	2,756
3.750% due 11/20/2044 •	28	29
5.000% due 06/15/2034 - 06/15/2041	777	799
6.000% due 05/15/2037 - 07/15/2037	39	40
6.473% due 04/20/2068 •	87	88

U.S. Small Business Administration
5.290% due 12/01/2027	19	19
5.600% due 09/01/2028	152	152

Uniform Mortgage-Backed Security
3.000% due 01/01/2027 - 12/01/2032	1,869	1,812
3.500% due 06/01/2045 - 02/01/2049	10,239	9,671
4.000% due 07/01/2025 - 11/01/2028	170	168
4.500% due 11/01/2024 - 12/01/2052	19,101	18,820
5.000% due 02/01/2053 - 10/01/2053	4,588	4,589
5.500% due 12/01/2028 - 12/01/2039	558	577
6.000% due 05/01/2035 - 05/01/2041	216	225
6.500% due 09/01/2034	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	23,500	21,095
4.000% due 11/01/2054	66,510	63,933
5.000% due 11/01/2054	48,220	48,199
5.500% due 11/01/2054	51,000	51,595
6.000% due 11/01/2054	139,000	142,067

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 10/01/2054 - 11/01/2054		$173,690	$178,988

Total U.S. Government Agencies (Cost $551,156)			550,617

U.S. TREASURY OBLIGATIONS 6.8%

U.S. Treasury Bonds
4.625% due 05/15/2044		13,000	13,782

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)		2,314	2,273
0.125% due 10/15/2025 (i)		2,182	2,140
0.125% due 02/15/2052 (k)		339	211
0.250% due 01/15/2025 (i)		16,201	16,002
0.375% due 07/15/2025		20,558	20,265
0.625% due 01/15/2026 (i)(k)		3,309	3,246
0.625% due 07/15/2032		1,407	1,318
0.625% due 02/15/2043 (k)		978	786
0.750% due 02/15/2045 (k)		2,004	1,603
1.000% due 02/15/2046 (i)(k)		4,236	3,534
1.000% due 02/15/2048		1,117	919
2.125% due 04/15/2029		12,406	12,754

Total U.S. Treasury Obligations (Cost $79,890)			78,833

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%

Adjustable Rate Mortgage Trust
5.545% due 01/25/2036 ~		104	80

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		29	20

APS Resecuritization Trust
5.675% due 08/28/2054 ~		1,311	1,289

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	3,296	4,410

BAMLL Commercial Mortgage Securities Trust
2.829% due 01/15/2032		$2,400	1,418

Banc of America Funding Trust
5.455% due 12/20/2046 •		80	65
5.495% due 04/20/2047 •		3	3
5.635% due 06/20/2047 •		203	163
6.412% due 10/25/2036 þ		1,670	1,475

Bear Stearns Adjustable Rate Mortgage Trust
5.262% due 07/25/2034 ~		5	5
6.272% due 01/25/2033 ~		28	28
6.900% due 04/25/2033 ~		1	1
7.480% due 08/25/2033 ~		2	2

Bear Stearns ALT-A Trust
5.454% due 05/25/2035 ~		1	1
5.469% due 01/25/2036 •		5	5

Bear Stearns Structured Products, Inc. Trust
5.515% due 01/26/2036 ~		65	48

BellaVista Mortgage Trust
5.634% due 01/22/2045 •		584	539

BINOM Securitization Trust
3.000% due 02/25/2061 ~		918	853

Braemar Hotels & Resorts Trust
6.089% due 06/15/2035 •		73	73

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		2,142	1,955
3.250% due 08/25/2064 ~		2,816	2,566
3.375% due 12/25/2064 «~		5,400	4,958
6.530% due 05/25/2055 •		2,573	2,565

Chase Mortgage Finance Trust
7.612% due 02/25/2037 ~		55	56

ChaseFlex Trust
5.569% due 07/25/2037 •		362	305

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.219% due 01/25/2036 •		95	89
5.219% due 06/25/2036 •		167	159

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		5,221	5,224
7.230% due 10/25/2035 •		7	7
7.410% due 05/25/2035 •		6	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
4.488% due 05/25/2036 ~		$174	$139
5.329% due 05/25/2047 •		106	100
5.349% due 09/25/2046 •		323	308
5.369% due 08/25/2037 •		11	7
5.469% due 05/25/2035 •		2,706	2,037
5.500% due 11/25/2035		5	3
5.529% due 02/25/2037 •		614	508
5.609% due 11/25/2035 •		209	173
5.715% due 12/20/2035 •		42	39
6.000% due 06/25/2047		3,277	1,753
6.123% due 12/25/2035 •		6	5
6.250% due 08/25/2036		129	75
6.683% due 08/25/2035 •		1,220	1,123

Countrywide Home Loan Mortgage Pass-Through Trust
5.629% due 02/25/2035 •		1	1
5.769% due 09/25/2034 •		36	34
6.662% due 02/20/2036 •		6	5

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		2,820	2,813
3.445% due 03/25/2059 ~		733	732

Cross Mortgage Trust
5.129% due 09/25/2069 þ		4,500	4,508

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.629% due 02/25/2036 •		957	929
5.719% due 10/25/2047 •		189	149

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •	GBP	7	9

First Horizon Alternative Mortgage Securities Trust
4.910% due 08/25/2035 ~		$84	74

Freddie Mac
6.446% due 04/25/2053 «(b)		4,900	4,899

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.365% due 10/25/2033 ~		15	14

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~		18	16
6.000% due 05/25/2037		192	142

HarborView Mortgage Loan Trust
4.867% due 01/19/2036 •		328	204
5.299% due 07/19/2047 •		184	173
5.489% due 12/19/2036 •		53	41
5.619% due 03/19/2035 •		760	760

IndyMac INDX Mortgage Loan Trust
3.679% due 01/25/2036 ~		81	70
5.369% due 11/25/2046 •		8,023	7,181
5.609% due 07/25/2045 •		4	3

JP Morgan Mortgage Trust
5.613% due 04/25/2037 ~		4	3
5.750% due 01/25/2036		10	5

Legacy Mortgage Asset Trust
2.250% due 07/25/2067 þ		1,191	1,183
4.875% due 10/25/2068 þ		1,235	1,240

Lehman XS Trust
5.369% due 07/25/2047 •		3,808	3,653
5.469% due 08/25/2037 •		48	47

MASTR Adjustable Rate Mortgages Trust
5.579% due 10/25/2033 ~		39	34
5.923% due 12/25/2046 •		4,198	3,186

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651% due 12/15/2030 •		50	49

Merrill Lynch Alternative Note Asset Trust
5.369% due 03/25/2037 •		445	109

Merrill Lynch Mortgage Investors Trust
6.263% due 05/25/2033 ~		2	2

Merrion Square Residential
4.474% due 03/24/2081 •	EUR	4,144	4,614

Morgan Stanley Capital Trust
6.660% due 12/15/2038 •		$1,700	1,602

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,670	1,608
3.500% due 10/25/2059 ~		37	36

Nomura Resecuritization Trust
5.869% due 03/25/2037 •		1,835	1,769

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PHH Alternative Mortgage Trust
5.289% due 02/25/2037 •		$145	$107

PRET LLC
7.021% due 02/25/2054 þ		1,387	1,399

RCKT Mortgage Trust
5.158% due 10/25/2044 «þ		2,200	2,197
6.147% due 06/25/2044 þ		868	883

Residential Accredit Loans, Inc. Trust
5.309% due 01/25/2037 •		140	121
5.339% due 08/25/2036 •		665	604

Residential Asset Securitization Trust
6.000% due 09/25/2036		908	294
6.000% due 05/25/2037		332	178
6.250% due 07/25/2036		328	256

Sequoia Mortgage Trust
5.475% due 07/20/2036 •		103	90
5.495% due 06/20/2036 •		124	116

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •	GBP	872	1,171

Structured Adjustable Rate Mortgage Loan Trust
4.024% due 01/25/2035 ~		$17	17
4.027% due 11/25/2035 ~		41	38
4.953% due 08/25/2035 ~		40	35
5.289% due 10/25/2035 •		1,211	1,143
5.365% due 09/25/2035 ~		28	25
6.523% due 01/25/2035 •		76	69

Structured Asset Mortgage Investments Trust
3.680% due 05/25/2047 ~		2,041	1,639
5.529% due 02/25/2036 •		34	29
5.779% due 02/19/2035 •		2	2

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	2,637	3,537

Trinity Square PLC
5.946% due 07/15/2059 ~		1,140	1,530

Wachovia Mortgage Loan Trust LLC
6.624% due 05/20/2036 ~		$15	15

WaMu Mortgage Pass-Through Certificates Trust
3.745% due 01/25/2037 ~		423	367
4.240% due 12/25/2036 ~		133	120
4.286% due 12/25/2046 •		275	243
4.771% due 06/25/2037 ~		1,002	880
5.509% due 12/25/2045 •		1,677	1,676
5.549% due 10/25/2045 •		9	9
5.609% due 01/25/2045 •		66	65
5.933% due 07/25/2047 •		32	26
6.003% due 10/25/2046 •		365	311
6.113% due 06/25/2046 •		2,690	2,443
6.123% due 02/25/2046 •		215	199
6.623% due 10/25/2046 •		47	43

Washington Mutual Mortgage Pass-Through Certificates Trust
5.873% due 02/25/2047 •		146	132
6.000% due 07/25/2036		1,123	860

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		83	74
7.097% due 07/25/2037 ~		1,446	1,330

Total Non-Agency Mortgage-Backed Securities (Cost $101,386)			100,808

ASSET-BACKED SECURITIES 34.6%

ABFC Trust
5.409% due 01/25/2037 •		2,323	1,314
6.019% due 03/25/2034 •		1,494	1,468

ACE Securities Corp. Home Equity Loan Trust
5.584% due 12/25/2035 •		3,790	3,562

ACHV ABS Trust
7.240% due 11/25/2030		466	468

Ally Auto Receivables Trust
5.460% due 05/15/2028		1,400	1,419

American Express Credit Account Master Trust
4.650% due 07/15/2029		5,500	5,610
4.870% due 05/15/2028		2,500	2,531

AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		2,203	2,203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 02/18/2028		$2,100	$2,111
6.190% due 04/19/2027		2,695	2,712

Arbor Realty Commercial Real Estate Notes Ltd.
7.497% due 05/15/2037 •		2,700	2,699
7.997% due 05/15/2037 •		2,700	2,695

Arbour CLO DAC
0.000% due 11/15/2037 •(b)	EUR	4,200	4,675

AREIT Trust
7.017% due 11/17/2038 •		$1,500	1,497

Ares CLO Ltd.
6.606% due 04/17/2033 •		2,800	2,802

Argent Securities Trust
5.079% due 09/25/2036 •		78	26

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.539% due 01/25/2034 •		108	103
3.552% due 02/25/2034 •		605	615

Asset-Backed Securities Corp. Home Equity Loan Trust
3.168% due 03/25/2036 •		11,032	9,563

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •		2,800	2,801

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		2,200	2,280
6.120% due 04/20/2027		4,900	4,997

BA Credit Card Trust
4.790% due 05/15/2028		2,500	2,527
4.980% due 11/15/2028		4,800	4,900

Bank of America Auto Trust
5.830% due 05/15/2026		1,294	1,297

Bear Stearns Asset-Backed Securities Trust
5.108% due 10/25/2035 •		631	629
5.289% due 08/25/2036 •		637	615

Black Diamond CLO DAC
4.522% due 05/15/2032 •	EUR	3,156	3,512

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$1,400	1,418

CarMax Auto Owner Trust
4.890% due 07/16/2029		3,900	3,964
5.210% due 09/15/2027		4,500	4,532
5.300% due 03/15/2027		3,343	3,353

Carrington Mortgage Loan Trust
5.229% due 02/25/2037 •		310	294

CarVal CLO Ltd.
6.516% due 07/16/2031 •		5,276	5,283

Carvana Auto Receivables Trust
5.380% due 03/12/2029		1,500	1,533
5.420% due 04/10/2028		1,000	1,008
5.620% due 01/10/2029		300	305
5.980% due 08/10/2026		146	146
6.410% due 09/10/2027		989	995

CBAM Ltd.
6.959% due 07/15/2037 •		3,300	3,318

Chase Auto Owner Trust
5.480% due 04/26/2027		2,517	2,527

Chase Issuance Trust
4.720% due 01/15/2031		4,900	5,026

Citigroup Mortgage Loan Trust
5.269% due 12/25/2036 •		341	137
5.289% due 09/25/2036 •		2,571	1,975
5.869% due 09/25/2035 •		4,687	4,539

Citizens Auto Receivables Trust
5.110% due 04/17/2028		600	607
5.430% due 10/15/2026		639	641
6.130% due 07/15/2026		833	835
6.292% due 07/15/2026 •		700	701

Countrywide Asset-Backed Certificates Trust
4.451% due 05/25/2036 •		927	915
5.219% due 06/25/2047 •		1,338	1,305
5.249% due 12/25/2046 •		1,016	971
5.369% due 06/25/2037 •		2,062	2,139
5.469% due 01/25/2046 •		6,869	6,555
5.489% due 12/25/2036 •		3,866	3,681
5.569% due 06/25/2036 •		4	4

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CPS Auto Receivables Trust
5.710% due 09/15/2027		$582	$584
6.130% due 09/15/2026		986	988

CRB Securitization Trust
6.960% due 10/20/2033		1,135	1,149

Credit-Based Asset Servicing & Securitization Trust
5.089% due 11/25/2036 •		19	9

DLLAA LLC
5.930% due 07/20/2026		302	303

Drive Auto Receivables Trust
5.830% due 12/15/2026		1,712	1,715

DT Auto Owner Trust
6.290% due 08/16/2027		1,762	1,770

Exeter Automobile Receivables Trust
5.310% due 08/16/2027		500	502
5.530% due 10/15/2026		706	707
5.630% due 10/15/2026		600	602
5.700% due 05/15/2026		1,811	1,812
5.820% due 02/15/2027		1,200	1,203

Fifth Third Auto Trust
5.800% due 11/16/2026		764	766

Ford Credit Auto Lease Trust
5.240% due 07/15/2026		7,888	7,901

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		1,497	1,507

Fremont Home Loan Trust
5.029% due 01/25/2037 •		10	5
5.629% due 01/25/2036 •		39	38

Gallatin CLO Ltd.
7.213% due 07/15/2031 •		2,700	2,706

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		3,198	3,203
6.040% due 03/15/2027		865	868

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,600	1,632
6.270% due 08/16/2027		1,605	1,616

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		947	949

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		1,600	1,621
5.120% due 02/16/2027		2,397	2,402
5.450% due 06/16/2028		1,400	1,421

GoldenTree Loan Management EUR CLO DAC
4.588% due 01/20/2032 •	EUR	9,383	10,441

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •		$2,578	2,579

GSAA Home Equity Trust
5.209% due 06/25/2036 •		66	13

GSAMP Trust
5.059% due 01/25/2037 •		2,098	1,264
5.229% due 12/25/2046 •		1,331	700
5.269% due 12/25/2046 •		30	15
5.429% due 01/25/2037 •		4,200	3,573

Harvest CLO DAC
1.040% due 07/15/2031	EUR	770	822

Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$1,200	1,182
5.440% due 01/25/2029		5,000	5,106
5.490% due 06/25/2027		800	809

Home Equity Asset Trust
6.569% due 12/25/2034 •		985	985

Home Partners of America Trust
1.901% due 12/17/2026		436	413

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		1,424	1,428

HSI Asset Securitization Corp. Trust
5.189% due 12/25/2036 •		912	245
5.434% due 03/25/2036 •		8,853	7,869

Hyundai Auto Lease Securitization Trust
5.150% due 06/15/2026		8,655	8,679

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		2,300	2,340
5.290% due 04/15/2027		2,181	2,190
5.480% due 04/17/2028		1,500	1,523

46	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Invesco Euro CLO DAC
4.553% due 10/30/2038 •	EUR	1,500	$1,670

JP Morgan Mortgage Acquisition Trust
5.269% due 07/25/2036 •		$63	27

Jubilee CLO DAC
4.335% due 04/15/2031 •	EUR	1,000	1,112

KKR CLO Ltd.
6.481% due 07/18/2030 •		$889	889
7.141% due 07/18/2030 •		3,700	3,703

Long Beach Mortgage Loan Trust
5.409% due 02/25/2036 •		91	90
5.529% due 10/25/2034 •		16	16
5.944% due 04/25/2035 •		48	48

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032		584	587

M360 Ltd.
7.284% due 11/22/2038 •		2,700	2,629

Madison Park Euro Funding DAC
4.485% due 07/15/2032 •	EUR	1,799	1,993

Madison Park Funding Ltd.
6.321% due 10/22/2034 •		$3,000	3,000

Man GLG Euro CLO DAC
4.365% due 10/15/2030 •	EUR	132	147

Marathon Static CLO Ltd.
6.432% due 07/20/2030 •		$3,401	3,407

Marlette Funding Trust
5.950% due 11/15/2032		1,387	1,390

Master Credit Card Trust
6.191% due 01/21/2027 •		4,900	4,916

MASTR Asset-Backed Securities Trust
5.289% due 10/25/2036 •		292	147
5.449% due 03/25/2036 •		42	25

MF1 Ltd.
6.579% due 10/16/2036 •		4,600	4,543
6.715% due 02/19/2037 •		5,900	5,804
6.879% due 10/16/2036 •		4,600	4,497

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 01/25/2037 •		3,329	1,303
5.099% due 02/25/2037 •		747	680
5.219% due 03/25/2037 •		2,567	1,106
5.249% due 08/25/2036 •		406	207
5.899% due 07/25/2035 •		126	122

Morgan Stanley Home Equity Loan Trust
5.139% due 04/25/2037 •		1,580	832

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •		36	10
6.465% due 09/25/2046 þ		711	242

Nelnet Student Loan Trust
6.640% due 02/20/2041		351	359
7.545% due 02/20/2041 •		351	352

Nissan Auto Lease Trust
4.920% due 11/15/2027		5,600	5,702

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.629% due 10/25/2036 •		160	36

NovaStar Mortgage Funding Trust
5.229% due 03/25/2037 •		4,427	2,842
5.289% due 10/25/2036 •		221	96

OAK Hill European Credit Partners DAC
4.418% due 01/20/2032 •	EUR	1,109	1,235

Ocean Trails Clo
0.000% due 10/15/2034 •(b)		$2,000	2,000

Option One Mortgage Loan Trust Asset-Backed Certificates
5.704% due 11/25/2035 •		6,767	5,749

Ownit Mortgage Loan Trust
5.869% due 10/25/2036 •		27	27

OZLM Ltd.
6.994% due 07/20/2032 •		2,500	2,503
7.244% due 07/20/2032 •		1,500	1,503

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		107	107
6.060% due 03/15/2030		570	570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.128% due 06/16/2031		$175	$175
7.179% due 04/15/2031		252	253
7.228% due 07/15/2031		230	231
7.600% due 12/16/2030		473	475

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.944% due 07/25/2035 •		3,200	2,856
6.694% due 02/25/2035 •		3,359	3,064

PRET LLC
2.487% due 07/25/2051 þ		2,014	2,004
4.744% due 07/25/2051 þ		1,064	1,052
8.497% due 10/25/2053 þ		3,750	3,825

Reach ABS Trust
7.050% due 02/18/2031		156	156

Ready Capital Mortgage Financing LLC
7.229% due 10/25/2039 •		2,529	2,539
7.322% due 06/25/2037 •		908	912
7.407% due 10/25/2039 •		3,837	3,863
7.966% due 06/25/2037 •		4,700	4,713

Regatta Funding Ltd.
6.694% due 01/20/2035 •		4,800	4,808

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		507	508
5.380% due 11/25/2030		1,294	1,292
7.130% due 01/26/2032		368	372

Residential Asset Mortgage Products Trust
6.034% due 05/25/2035 •		2,000	1,950

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		250	250
5.930% due 07/17/2028		1,400	1,419
6.080% due 08/17/2026		525	525
6.180% due 02/16/2027		1,726	1,730

SBNA Auto Lease Trust
5.390% due 11/20/2026		4,500	4,540
5.450% due 01/20/2026		1,840	1,845

Securitized Asset-Backed Receivables LLC Trust
5.469% due 05/25/2036 •		7,630	4,010
5.689% due 10/25/2035 •		304	261

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	3,022	3,358

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		$797	799

SG Mortgage Securities Trust
5.329% due 02/25/2036 •		8,673	4,367

SMB Private Education Loan Trust
2.340% due 09/15/2034		364	361
6.892% due 11/15/2052 •		496	501

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,634	1,556

Soundview Home Loan Trust
5.049% due 06/25/2037 •		56	38
5.229% due 02/25/2037 •		139	40
5.434% due 02/25/2036 •		135	126

Specialty Underwriting & Residential Finance Trust
5.065% due 12/25/2036 •		641	629

Starwood Mortgage Trust
7.142% due 11/15/2038 •		9,100	8,936

Structured Asset Securities Corp. Mortgage Loan Trust
5.129% due 03/25/2036 •		1,270	1,227
5.389% due 02/25/2037 •		1,185	1,161

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		704	704

Synchrony Card Funding LLC
4.930% due 07/15/2030		5,200	5,308

Theorem Funding Trust
7.580% due 04/15/2029		314	318

Toro European CLO DAC
4.624% due 01/12/2032 •	EUR	12,179	13,535

Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029		$6,100	6,211
5.600% due 08/17/2026		1,125	1,127

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		909	916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Veros Auto Receivables Trust
7.120% due 11/15/2028		$1,295	$1,303

Volkswagen Auto Lease Trust
5.400% due 12/21/2026		5,400	5,434

WaMu Asset-Backed Certificates WaMu Trust
5.209% due 05/25/2037 •		439	398

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		1,430	1,434
6.012% due 10/15/2026 •		1,382	1,383
6.230% due 01/15/2027		3,750	3,770

World Omni Auto Receivables Trust
5.570% due 12/15/2026		498	499

Total Asset-Backed Securities (Cost $407,355)			403,783

SOVEREIGN ISSUES 3.3%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	23,500	4,090

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	44,370	1,967
3.000% due 12/03/2026 (f)		50,308	2,410
4.000% due 11/30/2028 (f)		7,464	366
4.000% due 08/24/2034 (f)		112,161	5,305

Peru Government International Bond
5.400% due 08/12/2034	PEN	500	127
6.150% due 08/12/2032		37,100	10,169
6.900% due 08/12/2037		1,100	306
6.950% due 08/12/2031		1,600	462
7.300% due 08/12/2033		2,000	584
7.600% due 08/12/2039		600	177

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	30,800	1,597
8.000% due 01/31/2030		27,600	1,542
8.250% due 03/31/2032		16,600	901
8.500% due 01/31/2037		21,300	1,071
9.000% due 01/31/2040		95,000	4,815

Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	43,800	1,269
51.594% due 05/20/2026 ~		400	12
51.594% due 08/19/2026 ~		300	9
51.594% due 05/17/2028 ~		49,900	1,450

Total Sovereign Issues (Cost $37,493)			38,629

		SHARES
COMMON STOCKS 8.0%

COMMUNICATION SERVICES 0.8%

Comcast Corp. ‘A’		198,750	8,302

Verizon Communications, Inc.		7,540	339

Walt Disney Co.		7,540	725

			9,366

CONSUMER DISCRETIONARY 0.6%

Amazon.com, Inc. (d)		7,540	1,405

Home Depot, Inc.		7,540	3,055

McDonald’s Corp.		7,540	2,296

NIKE, Inc. ‘B’		7,540	667

			7,423

CONSUMER STAPLES 1.1%

Coca-Cola Co.		7,540	542

Procter & Gamble Co.		70,021	12,127

Walmart, Inc.		7,540	609

			13,278

ENERGY 0.1%

Chevron Corp.		7,540	1,110

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
FINANCIALS 1.0%

American Express Co.	7,540	$2,045

Goldman Sachs Group, Inc.	7,540	3,733

JPMorgan Chase & Co.	7,540	1,590

Travelers Cos., Inc.	7,540	1,765

Visa, Inc. ‘A’	7,540	2,073

		11,206

HEALTH CARE 1.6%

AbbVie, Inc.	48,557	9,589

Amgen, Inc.	7,540	2,429

Johnson & Johnson	7,540	1,222

Merck & Co., Inc.	7,540	856

UnitedHealth Group, Inc.	7,540	4,409

		18,505

INDUSTRIALS 0.6%

3M Co.	7,540	1,031

Boeing Co. (d)	7,540	1,146

Caterpillar, Inc.	7,540	2,949

Honeywell International, Inc.	7,540	1,559

		6,685

INFORMATION TECHNOLOGY 2.2%

Apple, Inc.	74,782	17,424

Cisco Systems, Inc.	7,540	401

Intel Corp.	7,540	177

	SHARES	MARKET VALUE (000S)

International Business Machines Corp.	7,540	$1,667

Microsoft Corp.	7,540	3,245

Salesforce, Inc.	7,540	2,064

		24,978

MATERIALS 0.0%

Dow, Inc.	7,540	412

Total Common Stocks (Cost $88,233)		92,963

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 38.4%

COMMERCIAL PAPER 2.9%

AES Corp.
5.500% due 10/01/2024	$5,550	5,549

Alimentation Couche-Tard, Inc.
5.400% due 10/04/2024	5,650	5,647

Crown Castle, Inc.
5.720% due 10/01/2024	5,650	5,649

Jabil, Inc.
5.320% due 10/11/2024 (b)	5,830	5,820

Jones Lang LaSalle Finance BV
5.360% due 10/15/2024	2,220	2,216

Quanta Services, Inc.
5.150% due 10/03/2024 (b)	5,610	5,608

Southern California Edison Co.
5.500% due 10/04/2024	3,060	3,058

		33,547

		MARKET VALUE (000S)
REPURCHASE AGREEMENTS (g) 35.5%
		$413,900

Total Short-Term Instruments (Cost $447,451)		447,447

Total Investments in Securities (Cost $1,847,897)		1,846,870

	SHARES
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short Asset Portfolio	5,222,152	50,979

PIMCO Short-Term Floating NAV Portfolio III	219,229	2,134

Total Short-Term Instruments (Cost $52,742)		53,113

Total Investments in Affiliates (Cost $52,742)		53,113

Total Investments 163.0% (Cost $1,900,639)		$1,899,983

Financial Derivative Instruments (h)(j) 5.7% (Cost or Premiums, net $12,954)		66,845

Other Assets and Liabilities, net (68.7)%		(801,515)

Net Assets 100.0%		$1,165,313

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.930%	09/30/2024	10/01/2024	$192,000	U.S. Treasury Notes 4.250% due 12/31/2025	$(201,633)	$192,000	$192,026
DEU	4.950	10/01/2024	10/02/2024	187,400	U.S. Treasury Bonds 1.375% - 4.375% due 11/15/2040 - 08/15/2043	(191,778)	187,400	187,400
	4.990	10/01/2024	10/02/2024	100	U.S. Treasury Inflation Protected Securities 1.250% due 04/15/2028	(102)	100	100
FICC STR	4.860	09/30/2024	10/01/2024	34,400	U.S. Treasury Bonds 1.125% - 5.000% due 05/15/2037 - 08/15/2040	(6,837)	34,400	34,405
					U.S. Treasury Notes 3.500% due 09/30/2029	(28,251)

Total Repurchase Agreements						$(428,601)	$413,900	$413,931

48	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$47,000	$(43,504)	$(43,807)

Total Short Sales (3.8)%				$(43,504)	$(43,807)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$192,026	$0	$0	$192,026	$(201,633)	$(9,607)
DEU	187,500	0	0	187,500	(191,880)	(4,380)
FICC STR	34,405	0	0	34,405	(35,088)	(683)

Total Borrowings and Other Financing Transactions	$413,931	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(133) at a weighted average interest rate of 5.372%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	7	$7	$(4)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	7	7	(3)	(1)

Total Written Options					$(7)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	1,718	$	188,779	$378	$0	$(631)
U.S. Treasury 10-Year Note December Futures	12/2024	738		84,340	84	0	(334)
U.S. Treasury 10-Year Ultra December Futures	12/2024	279		33,005	(19)	0	(144)
U.S. Treasury 30-Year Bond December Futures	12/2024	159		19,746	(85)	0	(109)

					$358	$0	$(1,218)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	223	$	(53,498)	$(165)	$50	$0
3-Month SOFR Active Contract September Futures	12/2024	223		(53,113)	(120)	12	0
E-Mini DJIA Index December Futures	12/2024	228		(48,613)	(985)	15	0
Euro-Bund 10-Year Bond December Futures	12/2024	30		(4,506)	(67)	0	(15)
Euro-Buxl 30-Year Bond December Futures	12/2024	10		(1,517)	(14)	0	(12)
U.S. Treasury 2-Year Note December Futures	12/2024	266		(55,392)	61	100	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	6		(799)	1	5	0

					$(1,289)	$182	$(27)

Total Futures Contracts					$(931)	$182	$(1,245)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.341%	$900	$16	$(6)	$10	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	200	(1)	5	4	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.300	200	7	0	7	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.110	1,900	22	15	37	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412	1,970	391	(195)	196	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	2,425	292	58	350	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	800	2	0	2	0	0

						$729	$(123)	$606	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$294	$0	$23	$23	$0	$0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	693	48	6	54	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	3,000	183	54	237	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	6,700	490	9	499	1	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	100	1	1	2	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	100	1	1	2	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	700	10	6	16	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	600	13	1	14	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	50,400	1,076	81	1,157	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	102,000	2,302	10	2,312	0	(6)

					$4,124	$192	$4,316	$2	$(6)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	54,760	$901	$285	$1,186	$0	$(29)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	20	18	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	2	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	1,910,000	(16)	(239)	(255)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025	$	11,100	(157)	383	226	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		78,690	1,173	(610)	563	53	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		67,900	(172)	(101)	(273)	109	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	184	130	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		20,000	0	(133)	(133)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,600	0	(18)	(18)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		19,670	0	(161)	(161)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	(6)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		6,390	136	(91)	45	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		21,000	190	(543)	(353)	58	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		37,800	153	(1,132)	(979)	94	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		6,360	203	(38)	165	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		23,100	558	(96)	462	67	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	3,005	3,147	60	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		57,800	(16)	8,451	8,435	149	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		14,500	42	(519)	(477)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	(217)	961	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		1,500	(29)	(15)	(44)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	(2,449)	1,970	206	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		500	(2)	(30)	(32)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	(21)	(24)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		700	(3)	(19)	(22)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		500	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	(5)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		800	(4)	(7)	(11)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		800	(4)	(9)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		800	0	(7)	(7)	2	0

50	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	$	41,400	$(561)	$(738)	$(1,299)	$130	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	(3)	(27)	(30)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		700	(2)	(16)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		900	(4)	(24)	(28)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		170	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	(11)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		800	(3)	(10)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		800	(3)	(15)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		800	(3)	(12)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		900	(3)	(14)	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		700	(3)	(12)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		900	(4)	(16)	(20)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		800	(3)	(15)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		800	(3)	(18)	(21)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		800	(3)	(9)	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		800	(3)	(10)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		500	(2)	(1)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		700	(3)	(2)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		500	(2)	4	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		800	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		900	(3)	10	7	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		800	(3)	8	5	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		55,900	(351)	(1,825)	(2,176)	170	0
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,407	1,406	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		10,900	166	(617)	(451)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	2,545	4,672	27	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,540	514	542	1,056	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		6,900	(155)	(71)	(226)	28	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		33,150	517	(1,935)	(1,418)	126	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	250	0	(5)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(5)	(6)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		600	(2)	(11)	(13)	0	(3)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	(1)	(2)	0	(2)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		19,450	168	170	338	114	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		8,649	41	(42)	(1)	0	(90)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	23,800	(102)	714	612	0	(46)
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	EUR	300	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		400	(1)	(18)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		500	(2)	(47)	(49)	0	(3)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		370	(1)	(32)	(33)	0	(2)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(19)	(20)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(20)	(21)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(25)	(26)	0	(2)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(39)	(41)	0	(3)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(42)	(44)	0	(4)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(26)	(27)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		400	(1)	(9)	(10)	0	(2)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	21,580	(74)	(98)	(172)	0	(10)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		18,420	(64)	(86)	(150)	0	(9)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		40,000	0	518	518	20	0

							$10,765	$5,814	$16,579	$1,805	$(232)

Total Swap Agreements							$15,618	$5,883	$21,501	$1,807	$(243)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$182	$1,807	$1,989		$(1)	$(1,245)	$(244)	$(1,490)

(i)

Securities with an aggregate market value of $14,659 and cash of $18,379 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$3,958	CNH	28,332	$90	$0

BOA	10/2024	HKD	767		$99	0	0
	10/2024	KRW	2,005,090		1,499	0	(22)
	10/2024	PEN	430		115	0	(1)
	10/2024		$632	PLN	2,458	6	0
	10/2024		4,648	ZAR	85,304	283	0
	11/2024	PEN	215		$57	0	(1)

BPS	10/2024	CNH	22,547		3,149	0	(73)
	10/2024	EUR	355		392	0	(3)
	10/2024	HKD	2,729		350	0	(1)
	10/2024	KRW	6,095,821		4,555	0	(71)
	10/2024	PLN	2,773		724	3	0
	10/2024		$747	CHF	637	6	0
	10/2024		1,142	CNH	8,155	23	0
	10/2024		1,238	DKK	8,281	0	(2)
	10/2024		1	IDR	10,639	0	0
	10/2024		7,738	NZD	12,432	160	0
	11/2024	CNH	49,253		$6,822	0	(231)
	11/2024	DKK	8,267		1,238	2	0
	11/2024	TWD	75,463		2,366	0	(30)
	11/2024		$724	PLN	2,775	0	(3)
	12/2024	MXN	82,105		$4,168	59	(14)
	12/2024	TRY	6,901		186	0	(1)

BRC	10/2024	GBP	2,522		3,327	0	(45)
	10/2024	ILS	1,256		339	2	0
	10/2024	NZD	3,535		2,233	0	(12)
	10/2024		$1,002	CAD	1,359	3	0
	10/2024		649	CHF	548	0	(2)
	10/2024		100	ILS	376	1	0
	10/2024		1,155	PLN	4,434	0	(3)
	10/2024		228	SEK	2,304	0	(1)

52	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	CHF	546		$649	$2	$0
	11/2024	CNH	5,521		782	0	(8)
	11/2024	SEK	2,301		228	1	0
	11/2024	TWD	14,638		460	0	(5)
	11/2024		$2,233	NZD	3,535	12	0
	11/2024		1	PLN	3	0	0
	12/2024	TRY	55,942		$1,491	0	(22)
	12/2024		$3,097	TRY	116,430	36	0

BSH	10/2024	PEN	1,310		$349	0	(4)

CBK	10/2024	BRL	2,239		410	0	(1)
	10/2024	GBP	397		527	0	(3)
	10/2024	ILS	1,286		351	6	(1)
	10/2024	KRW	4,415,721		3,300	0	(50)
	10/2024	PEN	1,240		331	0	(3)
	10/2024	THB	1,827		55	0	(2)
	10/2024		$411	BRL	2,239	0	0
	10/2024		1,332	CNH	9,439	17	0
	10/2024		247	DKK	1,647	0	(1)
	10/2024		5,326	IDR	82,457,607	96	0
	10/2024		452	ILS	1,655	0	(8)
	10/2024		16,415	INR	1,380,601	46	0
	10/2024		1,130	ZAR	20,614	61	0
	11/2024	BRL	4,599		$819	0	(22)
	11/2024	CNH	86,859		12,092	0	(347)
	11/2024	DKK	1,644		247	1	0
	11/2024	PEN	6,195		1,662	0	(8)
	11/2024	TWD	308,500		9,689	3	(108)
	11/2024		$410	BRL	2,247	0	0
	12/2024	MXN	40,744		$2,086	41	0
	12/2024	PEN	627		165	0	(3)
	02/2025		7,888		2,111	0	(13)

DUB	10/2024	KRW	4,176,643		3,129	0	(40)
	10/2024	PLN	3,434		896	4	0
	10/2024		$394	IDR	6,065,178	5	0
	10/2024		3,047	PLN	11,775	15	(4)
	11/2024		896		3,436	0	(4)
	02/2025	PEN	16,526		$4,411	0	(40)

FAR	10/2024	BRL	4,124		757	0	0
	10/2024	NZD	8,335		5,239	0	(56)
	10/2024		$8,503	AUD	12,371	49	0
	10/2024		746	BRL	4,124	11	0
	10/2024		50,310	EUR	44,991	0	(228)
	11/2024	AUD	12,371		$8,507	0	(50)
	11/2024	EUR	44,991		50,379	229	0
	11/2024		$5,240	NZD	8,335	56	0
	12/2024	PEN	3,858		$1,016	0	(24)

GLM	10/2024	BRL	1,478		270	0	(1)
	10/2024		$271	BRL	1,478	0	0
	10/2024		115	IDR	1,772,430	2	0
	10/2024		249	ILS	924	0	(1)
	10/2024		1,517	INR	127,550	4	0
	10/2024		2,400	PLN	9,526	75	0
	11/2024	MXN	20,900		$1,046	0	(6)
	12/2024		19,061		993	37	0
	12/2024		$270	BRL	1,488	1	0
	02/2025	MXN	27,357		$1,344	0	(18)
	04/2025	BRL	22,800		4,088	12	(3)
	04/2025	DKK	17,700		2,617	0	(50)

IND	10/2024	KRW	2,059,030		1,538	0	(25)
	10/2024		$640	IDR	9,887,626	10	0

JPM	10/2024	CNH	37,246		$5,205	0	(118)
	10/2024	DKK	18,712		2,797	3	0
	10/2024	ILS	5,395		1,445	5	(8)
	10/2024	INR	56,613		673	0	(2)
	10/2024	KRW	2,338,251		1,749	0	(25)
	10/2024	NOK	108		10	0	0
	10/2024		$1,148	CNH	8,178	21	0
	10/2024		2,593	DKK	17,289	0	(11)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$101	IDR	1,556,284	$2	$0
	10/2024		38	ILS	139	0	(1)
	10/2024		4,429	PLN	17,168	32	(2)
	10/2024		344	ZAR	6,342	22	0
	10/2024	ZAR	26,813		$1,475	0	(75)
	11/2024	CNH	5,586		785	0	(15)
	11/2024	DKK	17,259		2,593	11	0
	11/2024	TWD	39,348		1,211	0	(38)
	11/2024		$10	NOK	108	0	0
	11/2024		2,128	TWD	68,235	38	0
	12/2024		1,682	TRY	63,476	39	0
	04/2025	BRL	700		$125	0	(1)

MBC	10/2024	JPY	77,200		528	0	(9)
	10/2024	KRW	7,870,540		5,892	0	(80)
	10/2024	PLN	3,096		812	8	0
	10/2024	SEK	2,305		225	0	(2)
	10/2024		$15,872	CAD	21,324	0	(104)
	10/2024		3,904	GBP	2,919	0	(2)
	10/2024		612	IDR	9,480,830	12	0
	10/2024		11	NOK	112	0	0
	10/2024		5,429	SGD	6,974	0	(2)
	11/2024	CAD	21,307		$15,872	104	0
	11/2024	CNH	4,391		608	0	(21)
	11/2024	GBP	2,919		3,904	1	0
	11/2024	SGD	6,962		5,429	2	0
	11/2024	TWD	63,275		1,975	0	(33)
	11/2024		$454	CNH	3,202	4	0
	11/2024		3,107	PLN	11,997	15	(8)
	12/2024	MXN	8,158		$417	8	0

MYI	10/2024	CHF	929		1,097	0	(1)
	10/2024	DKK	13,609		2,028	0	(4)
	10/2024	EUR	44,636		49,746	60	0
	10/2024	KRW	2,982,577		2,230	0	(33)
	10/2024	NZD	562		353	0	(5)
	10/2024	SGD	6,973		5,355	0	(70)
	10/2024		$2,441	DKK	16,335	0	(2)
	10/2024		626	IDR	9,702,967	12	0
	11/2024	DKK	16,307		$2,441	2	0
	11/2024	TWD	76,147		2,391	3	(29)
	11/2024		$1,589	CNH	11,230	19	0
	12/2024	MXN	6,027		$300	0	(3)
	04/2025	DKK	19,400		2,864	0	(59)
	04/2025		$8,175	DKK	54,690	65	0

NGF	10/2024		2,076	IDR	32,064,130	33	0

RBC	11/2024	TWD	21,891		$692	0	(3)
	12/2024	MXN	21,401		1,077	3	0

SCX	10/2024	DKK	11,292		1,681	0	(5)
	10/2024	PEN	4,528		1,202	0	(19)
	10/2024		$150	IDR	2,321,550	3	0
	10/2024		7,024	INR	589,995	13	(2)
	11/2024	CNH	27,357		$3,777	0	(141)
	11/2024	TWD	16,691		519	0	(10)

SSB	12/2024		$836	MXN	16,020	0	(32)

TOR	10/2024	AUD	12,371		$8,390	0	(163)
	10/2024	CAD	22,668		16,842	81	0

UAG	10/2024	CHF	13,403		15,954	117	0
	10/2024		$15,499	CHF	13,146	34	0
	10/2024		1,701	PLN	6,607	15	0
	10/2024		1,236	ZAR	22,620	71	0
	11/2024	CHF	13,097		$15,499	0	(35)
	11/2024	TWD	219,045		6,941	0	(13)
	11/2024		$57	PLN	220	0	0
	04/2025	DKK	17,500		$2,581	0	(55)

Total Forward Foreign Currency Contracts						$2,328	$(2,916)

54	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	53,000	$31	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	53,200	47	1

Total Purchased Options							$78	$1

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	900	$(3)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	900	(3)	(3)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	500	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	500	(1)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	900	(2)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	900	(2)	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	1,000	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	1,100	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	1,100	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	1,000	(3)	(4)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	800	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	900	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	700	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	700	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	1,400	(5)	(5)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	700	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	700	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	300	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	800	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	800	(2)	(3)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	600	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	600	(1)	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	1,000	(3)	(3)

Total Written Options							$(93)	$(73)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$10,052	$(2,642)	$1,839	$0	$(803)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAUSLT Index	208,344	5.200% (FEDL01 plus a specified spread)	Monthly	10/02/2024	$124,437	$0	$1,432	$1,432	$0
	Receive	ERAUSLT Index	17,294	5.240% (FEDL01 plus a specified spread)	Monthly	11/06/2024	10,491	0	(43)	0	(43)
	Receive	ERAUSLT Index	576,632	5.320% (FEDL01 plus a specified spread)	Maturity	01/22/2025	297,225	0	38,329	38,329	0
	Receive	ERAUSLT Index	612,064	5.280% (FEDL01 plus a specified spread)	Maturity	03/05/2025	329,774	0	28,907	28,907	0

MYI	Receive	ERAUSLT Index	3,651	5.730% (FEDL01 plus a specified spread)	Monthly	01/15/2025	2,215	0	(8)	0	(8)
	Receive	ERAUSLT Index	92,733	5.340% (FEDL01 plus a specified spread)	Monthly	03/05/2025	56,253	0	(235)	0	(235)
	Receive	ERAUSLT Index	296,833	5.330% (FEDL01 plus a specified spread)	Monthly	04/02/2025	180,062	0	(749)	0	(749)
	Receive	ERAUSLT Index	31,205	5.340% (FEDL01 plus a specified spread)	Monthly	05/07/2025	18,929	0	(78)	0	(78)
	Receive	ERAUSLT Index	36,676	5.320% (FEDL01 plus a specified spread)	Monthly	07/09/2025	22,248	0	(93)	0	(93)

RBC	Receive	ERAUSLT Index	50,505	5.200% (FEDL01 plus a specified spread)	Monthly	10/02/2024	30,165	0	347	347	0

								$0	$67,809	$69,015	$(1,206)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	Abbvie,Inc.	48,557	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$9,589	$0	$0	$0	$0
	Pay	Apple, Inc.	67,242	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	15,667	0	0	0	0
	Pay	Comcast Corp.	198,750	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	8,302	0	0	0	0
	Pay	Procter and Gamble,Co.	62,481	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	10,822	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$(2,642)	$69,648	$69,015	$(2,009)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$90	$0	$0	$90	$0	$0	$0	$0	$90	$0	$90
BOA	289	0	0	289	(24)	(4)	(803)	(831)	(542)	249	(293)
BPS	253	0	0	253	(429)	(3)	0	(432)	(179)	207	28
BRC	57	0	0	57	(98)	(7)	0	(105)	(48)	384	336
BSH	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
CBK	271	0	0	271	(570)	0	0	(570)	(299)	44	(255)
DUB	24	0	0	24	(88)	0	0	(88)	(64)	0	(64)
FAR	345	0	0	345	(358)	(20)	0	(378)	(33)	0	(33)
GLM	131	0	0	131	(79)	(21)	0	(100)	31	0	31
IND	10	0	0	10	(25)	0	0	(25)	(15)	0	(15)
JPM	173	0	68,668	68,841	(296)	(7)	(43)	(346)	68,495	(67,448)	1,047
MBC	154	0	0	154	(261)	0	0	(261)	(107)	0	(107)
MYC	0	1	0	1	0	(4)	0	(4)	(3)	(40)	(43)
MYI	161	0	0	161	(206)	0	(1,163)	(1,369)	(1,208)	(2,616)	(3,824)
NGF	33	0	0	33	0	0	0	0	33	0	33
RBC	3	0	347	350	(3)	0	0	(3)	347	0	347
RYL	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)

56	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
SCX	$16	$0	$0	$16	$(177)	$0	$0	$(177)	$(161)	$0	$(161)
SSB	0	0	0	0	(32)	0	0	(32)	(32)	0	(32)
TOR	81	0	0	81	(163)	0	0	(163)	(82)	0	(82)
UAG	237	0	0	237	(103)	(6)	0	(109)	128	(10)	118

Total Over the Counter	$2,328	$1	$69,015	$71,344	$(2,916)	$(73)	$(2,009)	$(4,998)

(k)

Securities with an aggregate market value of $884 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$15	$0	$167	$182
Swap Agreements	0	2	0	0	1,805	1,807

	$0	$2	$15	$0	$1,972	$1,989

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,328	$0	$2,328
Purchased Options	0	0	0	0	1	1
Swap Agreements	0	0	69,015	0	0	69,015

	$0	$0	$69,015	$2,328	$1	$71,344

	$0	$2	$69,030	$2,328	$1,973	$73,333

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	1,245	1,245
Swap Agreements	0	11	0	0	233	244

	$0	$11	$0	$0	$1,479	$1,490

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,916	$0	$2,916
Written Options	0	0	0	0	73	73
Swap Agreements	0	803	1,206	0	0	2,009

	$0	$803	$1,206	$2,916	$73	$4,998

	$0	$814	$1,206	$2,916	$1,552	$6,488

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$91	$91
Futures	0	0	(2,576)	0	8,125	5,549
Swap Agreements	0	1,496	0	0	1,508	3,004

	$0	$1,496	$(2,576)	$0	$9,724	$8,644

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$324	$0	$324
Purchased Options	0	0	0	0	(23)	(23)
Written Options	0	0	0	0	548	548
Swap Agreements	0	137	(10,324)	0	0	(10,187)

	$0	$137	$(10,324)	$324	$525	$(9,338)

	$0	$1,633	$(12,900)	$324	$10,249	$(694)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	(985)	0	57	(928)
Swap Agreements	0	(417)	0	0	(19,542)	(19,959)

	$0	$(417)	$(985)	$0	$(19,490)	$(20,892)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,728)	$0	$(3,728)
Purchased Options	0	0	0	0	(147)	(147)
Written Options	0	0	0	0	(33)	(33)
Swap Agreements	0	(302)	1,571	0	0	1,269

	$0	$(302)	$1,571	$(3,728)	$(180)	$(2,639)

	$0	$(719)	$586	$(3,728)	$(19,670)	$(23,531)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$698	$698
Corporate Bonds & Notes
Banking & Finance	0	96,862	0	96,862
Industrials	0	20,954	0	20,954
Utilities	0	14,755	0	14,755
Municipal Bonds & Notes
California	0	521	0	521
U.S. Government Agencies	0	550,617	0	550,617
U.S. Treasury Obligations	0	78,833	0	78,833
Non-Agency Mortgage-Backed Securities	0	88,754	12,054	100,808
Asset-Backed Securities	0	403,783	0	403,783
Sovereign Issues	0	38,629	0	38,629
Common Stocks
Communication Services	9,366	0	0	9,366
Consumer Discretionary	7,423	0	0	7,423
Consumer Staples	13,278	0	0	13,278
Energy	1,110	0	0	1,110
Financials	11,206	0	0	11,206
Health Care	18,505	0	0	18,505
Industrials	6,685	0	0	6,685
Information Technology	24,978	0	0	24,978
Materials	412	0	0	412
Short-Term Instruments
Commercial Paper	0	33,547	0	33,547
Repurchase Agreements	0	413,900	0	413,900

	$92,963	$1,741,155	$12,752	$1,846,870

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,113	$0	$0	$53,113

Total Investments	$146,076	$1,741,155	$12,752	$1,899,983

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(43,807)	$0	$(43,807)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	1,974	0	1,989
Over the counter	0	71,344	0	71,344

	$15	$73,318	$0	$73,333

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(1,462)	0	(1,489)
Over the counter	0	(4,195)	(803)	(4,998)

	$(27)	$(5,657)	$(803)	$(6,487)

Total Financial Derivative Instruments	$(12)	$67,661	$(803)	$66,846

Totals	$146,064	$1,765,009	$11,949	$1,923,022

58	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$698	$0	$0	$0	$0	$0	$0	$698	$0
Non-Agency Mortgage-Backed Securities	980	12,078	(75)	3	2	30	0	(964)	12,054	(22)

	$980	$12,776	$(75)	$3	$2	$30	$0	$(964)	$12,752	$(22)

Financial Derivative Instruments - Liabilities
Over the counter	$(618)	$13	$(12)	$0	$129	$(315)	$0	$0	$(803)	$(220)

Totals	$362	$12,789	$(87)	$3	$131	$(285)	$0	$(964)	$11,949	$(242)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$698	Third Party Vendor	Broker Quote	99.750	—
Non-Agency Mortgage-Backed Securities	12,054	Proxy Pricing	Base Price	92.193-99.999	94.590

Financial Derivative Instruments – Liabilities
Over the counter	(803)	Indicative Market Quotation	Broker Quote	$92.000	—

Total	$11,949

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Schedule of Investments	PIMCO RAE PLUS EMG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 159.2%

CORPORATE BONDS & NOTES 9.3%

BANKING & FINANCE 7.5%

American Express Co.
5.284% due 07/26/2035 •		$600	$625

Athene Global Funding
5.620% due 05/08/2026		500	508

Bank of America Corp.
5.080% due 01/20/2027 •		1,300	1,311
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	201

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		200	201

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		200	200

Bank of Nova Scotia
5.450% due 08/01/2029		700	733

Barclays PLC
4.837% due 09/10/2028 •		100	101
6.224% due 05/09/2034 •		500	539

Citibank NA
5.488% due 12/04/2026		1,500	1,544

Citigroup, Inc.
3.106% due 04/08/2026 •		100	99

Equinix, Inc.
1.550% due 03/15/2028		200	183

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	193
5.800% due 03/05/2027		200	204
5.800% due 03/08/2029		200	203

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		700	706
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	204

GSPA Monetization Trust
6.422% due 10/09/2029		503	508

Host Hotels & Resorts LP
5.500% due 04/15/2035		100	101

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	205

Jackson National Life Global Funding
5.600% due 04/10/2026		500	507

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	96
1.578% due 04/22/2027 •		200	192
3.782% due 02/01/2028 •		100	99
5.040% due 01/23/2028 •		200	203
6.070% due 10/22/2027 •		200	207

JPMorgan Chase Bank NA
5.110% due 12/08/2026		600	614

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		300	298

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		200	211

Morgan Stanley
4.130% due 03/19/2027 ~	EUR	200	223
5.050% due 01/28/2027 •		$800	808
5.320% due 07/19/2035 •		100	104

Morgan Stanley Bank NA
5.882% due 10/30/2026		300	311

Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	5,403	674

Prologis LP
5.000% due 01/31/2035		$100	102

Royal Bank of Canada
4.969% due 08/02/2030 •		600	616

UBS Group AG
4.751% due 05/12/2028 •		500	503

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VICI Properties LP
4.750% due 02/15/2028		$200	$201

Wells Fargo & Co.
2.393% due 06/02/2028 •		800	761
2.406% due 10/30/2025 •		500	499
3.196% due 06/17/2027 •		300	294

			16,192

INDUSTRIALS 0.9%

Broadcom, Inc.
5.150% due 11/15/2031		100	104

Carrier Global Corp.
4.375% due 05/29/2025	EUR	100	112

Daimler Truck Finance North America LLC
5.200% due 01/17/2025		$200	200

Hyundai Capital America
6.288% due 08/04/2025 •		600	603

Occidental Petroleum Corp.
5.550% due 10/01/2034		700	711

T-Mobile USA, Inc.
4.200% due 10/01/2029		200	199

United Airlines Pass-Through Trust
5.450% due 08/15/2038		100	105

			2,034

UTILITIES 0.9%

Eversource Energy
5.850% due 04/15/2031		500	532

Pacific Gas & Electric Co.
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		900	900

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100

Southern California Edison Co.
4.875% due 02/01/2027		100	102
5.150% due 06/01/2029		400	415

			2,049

Total Corporate Bonds & Notes (Cost $19,936)			20,275

MUNICIPAL BONDS & NOTES 0.0%

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		70	79

Total Municipal Bonds & Notes (Cost $70)			79

U.S. GOVERNMENT AGENCIES 49.9%

Fannie Mae
2.349% due 01/25/2031 ~(a)		2,293	157
5.745% due 07/25/2037 •		8	8
5.775% due 07/25/2037 •		16	16
5.795% due 09/25/2035 •		28	28
6.115% due 06/25/2037 •		119	119

Freddie Mac
3.000% due 09/01/2032		558	544
6.007% due 07/15/2041 •		92	92
6.157% due 08/15/2037 •		107	107
6.167% due 10/15/2037 •		16	16
6.177% due 05/15/2037 - 09/15/2037 •		120	121

Ginnie Mae
5.665% due 08/20/2047 •		417	402

U.S. Small Business Administration
6.220% due 12/01/2028		3	3

Uniform Mortgage-Backed Security
3.000% due 01/01/2027		68	67
4.500% due 10/01/2052		4,312	4,247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 08/01/2052 - 12/01/2053		$5,411	$5,415

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054		4,600	4,129
4.000% due 10/01/2054 - 11/01/2054		12,300	11,823
5.000% due 11/01/2054		4,750	4,748
5.500% due 11/01/2054		10,000	10,117
6.000% due 10/01/2054 - 11/01/2054		26,100	26,676
6.500% due 11/01/2054		38,290	39,458

Total U.S. Government Agencies (Cost $107,994)			108,293

U.S. TREASURY OBLIGATIONS 5.7%

U.S. Treasury Bonds
4.625% due 05/15/2044		2,400	2,544

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		487	478
0.125% due 10/15/2025 (j)		485	476
0.250% due 01/15/2025 (h)		3,585	3,542
0.375% due 07/15/2025		3,051	3,007
0.625% due 01/15/2026 (h)		662	649
2.125% due 04/15/2029		1,627	1,673

Total U.S. Treasury Obligations (Cost $12,179)			12,369

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.4%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		329	293

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	659	882

BAMLL Commercial Mortgage Securities Trust
7.111% due 03/15/2037 •		$1,000	998

Banc of America Funding Trust
5.095% due 02/20/2035 ~		27	24

Banc of America Mortgage Trust
5.612% due 06/25/2035 ~		13	11

Bear Stearns ALT-A Trust
5.289% due 08/25/2036 •		1,009	885

BX Trust
6.937% due 01/17/2039 •		1,000	982

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		829	829
7.860% due 03/25/2036 •		65	64

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •		956	943

Countrywide Alternative Loan Trust
5.369% due 05/25/2036 •		221	189

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036		820	416
6.500% due 12/25/2037		1,294	542
7.940% due 02/20/2036 •		6	6

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~		729	440

Downey Savings & Loan Association Mortgage Loan Trust
5.899% due 09/19/2044 •		67	60

First Horizon Mortgage Pass-Through Trust
5.354% due 10/25/2035 ~		182	169

Freddie Mac
6.446% due 04/25/2053 «(b)		900	900

GCAT Trust
6.007% due 01/25/2059 þ		506	511

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •		1,200	1,203

GSR Mortgage Loan Trust
6.609% due 09/25/2035 ~		6	6

HarborView Mortgage Loan Trust
4.867% due 01/19/2036 •		1,472	916
5.755% due 06/20/2035 •		299	282

60	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HomeBanc Mortgage Trust
5.589% due 03/25/2035 •		$365	$281

Impac CMB Trust
5.609% due 03/25/2035 •		255	246

IndyMac INDX Mortgage Loan Trust
5.489% due 06/25/2035 •		95	76

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033		800	664

JP Morgan Mortgage Trust
5.566% due 08/25/2035 ~		51	45
5.750% due 01/25/2036		10	5

Lehman Mortgage Trust
5.619% due 11/25/2036 •		1,020	472

Lehman XS Trust
5.419% due 08/25/2046 •		1,285	1,229

Merrill Lynch Mortgage Investors Trust
5.370% due 09/25/2035 ~		74	60

Merrion Square Residential
4.474% due 03/24/2081 •	EUR	867	966

Morgan Stanley Mortgage Loan Trust
3.701% due 07/25/2035 ~		$188	166
6.815% due 06/25/2036 þ		2,925	849

New York Mortgage Trust
5.250% due 07/25/2062 þ		498	494

Prime Mortgage Trust
6.000% due 06/25/2036		4	4

RCKT Mortgage Trust
6.147% due 06/25/2044 þ		482	490

Residential Accredit Loans, Inc. Trust
5.329% due 09/25/2036 •		847	772
5.379% due 12/25/2035 ~		1,159	1,016
5.469% due 08/25/2035 •		1,400	954

Residential Asset Securitization Trust
6.000% due 03/25/2037		2,828	903

Sequoia Mortgage Trust
5.635% due 07/20/2034 •		278	257

Structured Adjustable Rate Mortgage Loan Trust
7.269% due 12/25/2037 •		1,315	1,151

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	471	632

Trinity Square PLC
5.946% due 07/15/2059 ~		475	637

Verus Securitization Trust
6.218% due 06/25/2069 þ		$477	486

WaMu Mortgage Pass-Through Certificates Trust
3.392% due 01/25/2037 ~		145	123
4.059% due 12/25/2036 ~		85	76
4.176% due 02/25/2037 ~		376	347
4.771% due 06/25/2037 ~		751	660
6.623% due 10/25/2046 •		1,655	1,523
6.623% due 11/25/2046 •		1,392	1,227

Washington Mutual Mortgage Pass-Through Certificates Trust
4.022% due 09/25/2036 þ		2,218	610

Total Non-Agency Mortgage-Backed Securities (Cost $32,515)			28,972

ASSET-BACKED SECURITIES 31.4%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		500	500
6.591% due 07/15/2034 •		1,000	1,002

AIMCO CLO
6.408% due 10/17/2034 •		500	500

Ally Auto Receivables Trust
5.460% due 05/15/2028		500	507

American Credit Acceptance Receivables Trust
6.000% due 03/12/2027		102	102

American Express Credit Account Master Trust
4.870% due 05/15/2028		500	506

American Money Management Corp. CLO Ltd.
6.576% due 04/25/2031 •		166	166

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		$468	$468
6.190% due 04/19/2027		539	542

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		457	457

Arbour CLO DAC
0.000% due 11/15/2037 •(b)	EUR	800	891

AREIT Trust
6.591% due 01/20/2037 •		$601	597

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		700	695
5.900% due 08/21/2028		400	415

BA Credit Card Trust
4.790% due 05/15/2028		500	505
4.980% due 11/15/2028		1,000	1,021

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (b)		500	500

BHG Securitization Trust
5.930% due 10/17/2035		1,100	1,106

BlueMountain CLO Ltd.
6.643% due 07/15/2031 •		374	374

BMW Vehicle Owner Trust
5.470% due 02/25/2028		500	506

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		600	605

Capital One Multi-Asset Execution Trust
2.800% due 03/15/2027		800	793

CarMax Auto Owner Trust
5.300% due 03/15/2027		752	754
5.340% due 08/16/2027		458	461

CarVal CLO Ltd.
6.516% due 07/16/2031 •		995	997

Carvana Auto Receivables Trust
4.680% due 02/10/2028		600	602
5.420% due 04/10/2028		400	403
5.770% due 04/12/2027		185	186
5.980% due 08/10/2026		87	87
6.360% due 04/12/2027		148	149
6.410% due 09/10/2027		215	216

CBAM Ltd.
6.567% due 04/17/2031 •		590	591

Chase Auto Owner Trust
5.480% due 04/26/2027		487	489

Chase Issuance Trust
4.720% due 01/15/2031		1,100	1,128

Citigroup Mortgage Loan Trust
4.549% due 05/25/2036 þ		933	483

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
5.430% due 10/15/2026		160	160
6.130% due 07/15/2026		167	167

Countrywide Asset-Backed Certificates Trust
5.449% due 04/25/2037 •		697	602

CPS Auto Receivables Trust
6.130% due 09/15/2026		219	220

CRB Securitization Trust
6.960% due 10/20/2033		393	398

Drive Auto Receivables Trust
5.830% due 12/15/2026		403	403

DT Auto Owner Trust
6.290% due 08/16/2027		388	389

Exeter Automobile Receivables Trust
5.700% due 05/15/2026		348	348
5.820% due 02/15/2027		500	501
6.320% due 03/15/2027		700	703

FHF Trust
6.570% due 06/15/2028		339	344

Fifth Third Auto Trust
5.800% due 11/16/2026		191	191

Ford Credit Auto Lease Trust
5.240% due 07/15/2026		1,665	1,668

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		299	301

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
5.109% due 01/25/2037 •		$1,957	$1,007

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		727	728
5.700% due 01/15/2027		190	191
5.770% due 06/15/2027		500	502
6.040% due 03/15/2027		240	241

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	306
6.270% due 08/16/2027		330	333

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		300	304
5.450% due 06/16/2028		500	508

GSAA Home Equity Trust
5.369% due 03/25/2037 •		4,683	1,327
5.995% due 03/25/2046 ~		4,393	1,653

GSRPM Mortgage Loan Trust
5.869% due 03/25/2035 •		3,189	3,333

Henley CLO DAC
4.675% due 04/25/2034 •	EUR	500	557

Hertz Vehicle Financing LLC
5.440% due 01/25/2029		$900	919
5.490% due 06/25/2027		700	708

Hyundai Auto Lease Securitization Trust
5.150% due 06/15/2026		1,885	1,891

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		500	509
5.290% due 04/15/2027		496	498
5.480% due 04/17/2028		500	508

Invesco Euro CLO DAC
4.553% due 10/30/2038 •	EUR	500	557

IXIS Real Estate Capital Trust
5.369% due 03/25/2036 •		$597	315

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		500	500

LCCM Trust
6.411% due 12/13/2038 •		444	441

LoanCore Issuer Ltd.
6.511% due 11/15/2038 •		616	614

M360 Ltd.
6.534% due 11/22/2038 •		412	400

Marathon Static CLO Ltd.
6.432% due 07/20/2030 •		747	748

Marlette Funding Trust
5.950% due 11/15/2032		277	278

Master Credit Card Trust
6.191% due 01/21/2027 •		1,000	1,003

MASTR Specialized Loan Trust
6.094% due 11/25/2035 •		1,697	1,631

MF1 LLC
7.115% due 06/19/2037 •		1,388	1,390
7.600% due 09/17/2037 •		500	502

MF1 Ltd.
6.209% due 10/16/2036 •		474	472
6.229% due 07/16/2036 •		449	447

Morgan Stanley ABS Capital, Inc. Trust
5.049% due 11/25/2036 •		1,283	729
5.149% due 03/25/2037 •		2,995	1,291

Nelnet Student Loan Trust
6.640% due 02/20/2041		211	216
7.545% due 02/20/2041 •		211	211

Northwoods Capital Ltd.
6.363% due 11/13/2031 •		932	934

Option One Mortgage Loan Trust
5.189% due 05/25/2037 •		1,346	816

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		13	13
6.060% due 03/15/2030		100	100
7.179% due 04/15/2031		84	84

Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •	EUR	1,000	1,113

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		$211	212

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.380% due 11/25/2030		$181	$180
7.130% due 01/26/2032		368	372

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		600	600

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		500	507
6.080% due 08/17/2026		117	117
6.180% due 02/16/2027		366	367

SBNA Auto Lease Trust
5.390% due 11/20/2026		1,000	1,009
5.450% due 01/20/2026		425	426

SCCU Auto Receivables Trust
5.700% due 10/16/2028		500	510

Securitized Asset-Backed Receivables LLC Trust
5.449% due 07/25/2036 •		975	390

Specialty Underwriting & Residential Finance Trust
5.269% due 09/25/2037 •		927	642

Synchrony Card Funding LLC
4.930% due 07/15/2030		1,000	1,021

TCW CLO Ltd.
6.395% due 08/16/2034 •		500	500

Theorem Funding Trust
6.060% due 12/15/2028		148	148

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		1,142	1,138

Tralee Clo Ltd.
6.505% due 10/25/2032 •		1,100	1,101

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		303	306

Upstart Securitization Trust
5.500% due 06/20/2032		203	203

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		54	52

Veros Auto Receivables Trust
7.120% due 11/15/2028		282	283

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		334	335
6.012% due 10/15/2026 •		286	286
6.230% due 01/15/2027		809	813

Total Asset-Backed Securities (Cost $72,791)			68,146

SOVEREIGN ISSUES 3.7%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	5,200	905

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	8,577	380
3.000% due 12/03/2026 (e)		18,968	909
4.000% due 11/30/2028 (e)		1,814	89
4.000% due 08/24/2034 (e)		21,443	1,014

Peru Government International Bond
6.150% due 08/12/2032	PEN	6,900	1,891
6.900% due 08/12/2037		200	56
6.950% due 08/12/2031		700	202
7.300% due 08/12/2033		300	88
7.600% due 08/12/2039		100	29

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	5,900	306
8.000% due 01/31/2030		8,600	481
8.250% due 03/31/2032		3,400	184
8.500% due 01/31/2037		4,900	246
9.000% due 01/31/2040		18,500	938

Turkey Government International Bond
51.594% due 08/19/2026 ~	TRY	100	3
51.594% due 05/17/2028 ~		9,500	276

Total Sovereign Issues (Cost $7,802)			7,997

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 8.3%

COMMUNICATION SERVICES 0.8%

Comcast Corp. ‘A’	38,142	$1,593

Verizon Communications, Inc.	1,455	66

Walt Disney Co.	1,455	140

		1,799

CONSUMER DISCRETIONARY 0.7%

Amazon.com, Inc. (c)	1,455	271

Home Depot, Inc.	1,455	589

McDonald’s Corp.	1,455	443

NIKE, Inc. ‘B’	1,455	129

		1,432

CONSUMER STAPLES 1.2%

Coca-Cola Co.	1,455	105

Procter & Gamble Co.	13,446	2,329

Walmart, Inc.	1,455	117

		2,551

ENERGY 0.1%

Chevron Corp.	1,455	214

FINANCIALS 1.0%

American Express Co.	1,455	394

Goldman Sachs Group, Inc.	1,455	720

JPMorgan Chase & Co.	1,455	307

Travelers Cos., Inc.	1,455	341

Visa, Inc. ‘A’	1,455	400

		2,162

HEALTH CARE 1.7%

AbbVie, Inc.	9,319	1,840

Amgen, Inc.	1,455	469

Johnson & Johnson	1,455	236

Merck & Co., Inc.	1,455	165

UnitedHealth Group, Inc.	1,455	851

		3,561

INDUSTRIALS 0.6%

3M Co.	1,455	199

Boeing Co. (c)	1,455	221

Caterpillar, Inc.	1,455	569

Honeywell International, Inc.	1,455	301

		1,290

INFORMATION TECHNOLOGY 2.2%

Apple, Inc.	14,359	3,346

Cisco Systems, Inc.	1,455	77

Intel Corp.	1,455	34

International Business Machines Corp.	1,455	322

Microsoft Corp.	1,455	626

Salesforce, Inc.	1,455	398

		4,803

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

Dow, Inc.	1,455	$80

Total Common Stocks (Cost $16,986)		17,892

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 37.5%

COMMERCIAL PAPER 1.6%

L3Harris Technologies, Inc.
5.460% due 10/09/2024	$1,040	1,039

NextEra Energy Capital Holdings, Inc.
5.430% due 10/22/2024	790	787

Southern California Edison Co.
5.500% due 10/04/2024	540	540

Targa Resources Corp.
5.400% due 10/28/2024	1,040	1,036

		3,402

REPURCHASE AGREEMENTS (f) 35.8%
		77,600

MUNICIPAL BONDS & NOTES 0.1%

California Earthquake Authority Revenue Notes, Series 2024
5.750% due 11/01/2024	$300	300

Total Municipal Bonds & Notes (Cost $300)		300

Total Short-Term Instruments (Cost $81,302)		81,302

Total Investments in Securities (Cost $351,575)		345,325

	SHARES
INVESTMENTS IN AFFILIATES 8.4%

SHORT-TERM INSTRUMENTS 8.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%

PIMCO Short Asset Portfolio	1,852,268	18,082

PIMCO Short-Term Floating NAV Portfolio III	3,259	32

Total Short-Term Instruments (Cost $17,994)		18,114

Total Investments in Affiliates (Cost $17,994)		18,114

Total Investments 167.6% (Cost $369,569)		$363,439

Financial Derivative Instruments (g)(i) 5.6% (Cost or Premiums, net $3,275)		12,350

Other Assets and Liabilities, net (73.2)%		(158,959)

Net Assets 100.0%		$216,830

62	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.930%	09/30/2024	10/01/2024	$41,300	U.S. Treasury Notes 2.750% due 04/30/2027	$(42,542)	$41,300	$41,306
	4.930	10/01/2024	10/02/2024	36,300	U.S. Treasury Notes 4.875% due 11/30/2025	(37,593)	36,300	36,300

Total Repurchase Agreements						$(80,135)	$77,600	$77,606

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$9,200	$(8,516)	$(8,575)

Total Short Sales (4.0)%				$(8,516)	$(8,575)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$77,606	$0	$0	$77,606	$(80,135)	$(2,529)

Total Borrowings and Other Financing Transactions	$77,606	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(62) at a weighted average interest rate of 5.464%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options					$(1)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Mini MSCI Emerging Markets Index December Futures	12/2024	45	$	2,639	$122	$0	$(45)
U.S. Treasury 2-Year Note December Futures	12/2024	91		18,950	22	0	(34)
U.S. Treasury 5-Year Note December Futures	12/2024	259		28,460	73	0	(95)
U.S. Treasury 10-Year Note December Futures	12/2024	187		21,371	11	0	(85)
U.S. Treasury 10-Year Ultra December Futures	12/2024	65		7,689	(30)	0	(34)

					$198	$0	$(293)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	41	$	(9,836)	$(30)	$9	$0
3-Month SOFR Active Contract September Futures	12/2024	41		(9,765)	(22)	2	0
E-Mini DJIA Index December Futures	12/2024	44		(9,381)	(189)	3	0
Euro-Bund 10-Year Bond December Futures	12/2024	3		(451)	(7)	0	(1)
Euro-Buxl 30-Year Bond December Futures	12/2024	1		(152)	(1)	0	(1)
U.S. Treasury 30-Year Bond December Futures	12/2024	1		(124)	1	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	1		(133)	0	1	0

					$(248)	$16	$(2)

Total Futures Contracts					$(50)	$16	$(295)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2026	0.110%	$	400	$4	$4	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$2,700	$57	$5	$62	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	3,900	88	0	88	0	0

					$145	$5	$150	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	9,310	$135	$67	$202	$0	$(4)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	395,000	(3)	(50)	(53)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$41,890	721	(421)	300	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		13,400	(32)	(22)	(54)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		1,800	0	(12)	(12)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		1,540	0	(11)	(11)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		8,400	103	(43)	60	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		4,400	40	(114)	(74)	12	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		8,000	32	(239)	(207)	20	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		950	30	(5)	25	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,700	154	(20)	134	20	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,100	9	(111)	(102)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	(99)	835	21	0

64	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.000%	Annual	06/21/2033		$13,600	$889	$(493)	$396	$41	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		240	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,800	135	(135)	0	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		200	(1)	(11)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		9,200	(129)	(160)	(289)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		200	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		300	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	1	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		10,250	(65)	(334)	(399)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,000	30	(113)	(83)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	18	88	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,970	106	112	218	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	(1)	(6)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,100	96	(357)	(261)	23	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029	EUR	130	0	4	4	1	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	(1)	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		3,275	26	31	57	19	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,405	(1)	1	0	0	(14)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,900	(21)	147	126	0	(9)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	100	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(8)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(4)	(4)	0	(1)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	4,480	(16)	(20)	(36)	0	(2)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		3,820	(13)	(18)	(31)	0	(1)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		8,300	0	107	107	4	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		$1,300	21	15	36	8	0

							$3,223	$(2,431)	$792	$361	$(43)

Total Swap Agreements							$3,372	$(2,422)	$950	$361	$(43)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$16	$361	$377	$0	$(295)	$(43)	$(338)

(h)

Securities with an aggregate market value of $2,038 and cash of $2,401 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$840	CNH	6,010	$19	$0

BOA	10/2024	CNH	1,475		$205	0	(6)
	10/2024	IDR	1,032,750		68	0	0
	10/2024	KRW	373,582		279	0	(4)
	10/2024	MYR	1		0	0	0
	10/2024	PEN	323		86	0	(1)
	10/2024		$25	HKD	196	0	0
	10/2024		220	INR	18,422	0	0
	10/2024		109	PLN	423	1	0
	10/2024		925	ZAR	16,978	56	0
	11/2024	PEN	215		$57	0	(1)
	11/2024		$110	CNH	794	4	0

BPS	10/2024	CNH	10,788		$1,499	0	(42)
	10/2024	EUR	1,073		1,186	0	(9)
	10/2024	GBP	68		89	0	(2)
	10/2024	HUF	24,376		68	0	(1)
	10/2024	JPY	15,827		110	0	0
	10/2024	KRW	1,135,753		849	0	(13)
	10/2024	PLN	582		152	1	0
	10/2024	THB	5,254		162	0	(1)
	10/2024		$157	CHF	134	1	0
	10/2024		557	CNH	3,980	12	0
	10/2024		125	DKK	838	0	0
	10/2024		89	HKD	696	0	0
	10/2024		57	HUF	20,557	1	0
	10/2024		1,264	NZD	2,031	26	0
	10/2024		242	ZAR	4,175	0	0
	11/2024	CNH	11,147		$1,546	0	(50)
	11/2024	DKK	837		125	0	0
	11/2024	TWD	29,116		913	0	(12)
	11/2024		$233	CNH	1,650	3	0
	11/2024		152	PLN	582	0	(1)

66	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2024	MXN	6,353		$315	$0	$(4)
	12/2024	TRY	9,347		252	0	(2)

BRC	10/2024	BRL	1,344		247	0	0
	10/2024	CAD	66		49	0	0
	10/2024	GBP	590		778	0	(10)
	10/2024	ILS	219		59	0	0
	10/2024	NZD	605		382	0	(2)
	10/2024	THB	3,044		92	0	(3)
	10/2024		$245	BRL	1,344	2	0
	10/2024		142	CHF	120	0	0
	10/2024		191	CNH	1,374	6	0
	10/2024		3,747	EUR	3,356	0	(11)
	10/2024		7	MYR	30	0	0
	10/2024		381	PLN	1,461	0	(1)
	10/2024		14	TRY	505	1	0
	11/2024	CHF	120		$142	0	0
	11/2024	EUR	3,356		3,752	11	0
	11/2024		$382	NZD	605	2	0
	11/2024		0	PLN	1	0	0
	12/2024	TRY	16,266		$434	0	(6)
	12/2024		$572	TRY	21,486	7	0
	07/2025		339		15,409	5	0

BSH	10/2024	PEN	218		$58	0	(1)

CBK	10/2024	BRL	431		79	0	0
	10/2024	CHF	90		106	0	0
	10/2024	ILS	369		100	2	0
	10/2024	KRW	790,596		591	0	(9)
	10/2024	PEN	206		55	0	(1)
	10/2024		$79	BRL	431	0	0
	10/2024		728	CNH	5,161	9	0
	10/2024		25	DKK	167	0	0
	10/2024		1,004	IDR	15,550,319	18	0
	10/2024		100	ILS	368	0	(2)
	10/2024		2,957	INR	248,670	8	0
	10/2024		48	THB	1,598	2	0
	10/2024		818	ZAR	14,996	49	0
	10/2024	ZAR	5,532		$304	0	(15)
	11/2024	BRL	2,781		506	1	(4)
	11/2024	CNH	19,927		2,781	0	(73)
	11/2024	DKK	166		25	0	0
	11/2024	PEN	1,099		295	0	(1)
	11/2024	TWD	119,031		3,738	1	(42)
	11/2024		$79	BRL	433	0	0
	11/2024		374	CNH	2,703	13	0
	12/2024	MXN	7,702		$394	8	0
	12/2024	PEN	83		22	0	(1)
	02/2025		1,498		401	0	(3)

DUB	10/2024	INR	45,300		541	1	0
	10/2024	KRW	747,791		560	0	(7)
	10/2024	MYR	1		0	0	0
	10/2024	PLN	721		188	1	0
	10/2024		$572	PLN	2,210	3	(1)
	11/2024		188		721	0	(1)
	11/2024		233	TWD	7,425	3	0
	02/2025	MXN	17,269		$854	0	(6)
	02/2025	PEN	3,005		802	0	(7)

FAR	10/2024	BRL	549		101	0	0
	10/2024	NZD	1,426		897	0	(10)
	10/2024		$1,594	AUD	2,319	9	0
	10/2024		99	BRL	549	1	0
	11/2024	AUD	2,319		$1,595	0	(9)
	11/2024		$897	NZD	1,426	10	0
	12/2024	PEN	933		$246	0	(6)

GLM	10/2024	BRL	285		52	0	0
	10/2024		$52	BRL	285	0	0
	10/2024		16	IDR	252,062	0	0
	10/2024		50	ILS	185	0	0
	10/2024		279	INR	23,442	1	0
	10/2024		253	KRW	335,998	2	0
	10/2024		504	PLN	1,999	16	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	MXN	3,981		$199	$0	$(1)
	12/2024		3,689		192	7	0
	12/2024		$52	BRL	287	0	0
	02/2025	MXN	7,828		$384	0	(5)
	04/2025	BRL	5,100		915	3	(1)
	04/2025	DKK	3,900		577	0	(11)

IND	10/2024	KRW	383,632		287	0	(5)
	10/2024		$137	IDR	2,118,783	2	0
	10/2024		5	MYR	23	0	0
	11/2024	TWD	5,869		$185	0	(1)

JPM	10/2024	CNH	7,362		1,029	0	(23)
	10/2024	DKK	1,894		283	0	0
	10/2024	ILS	1,033		276	1	(2)
	10/2024	KRW	418,644		313	0	(4)
	10/2024	PLN	511		131	0	(2)
	10/2024		$351	CNH	2,493	6	0
	10/2024		262	DKK	1,750	0	(1)
	10/2024		774	PLN	2,999	6	0
	10/2024		21	TRY	727	0	0
	10/2024		235	ZAR	4,309	14	0
	10/2024	ZAR	21,654		$1,185	0	(66)
	11/2024	AUD	81		56	0	0
	11/2024	CNH	2,103		298	0	(3)
	11/2024	DKK	1,747		262	1	0
	11/2024	TWD	20,033		628	0	(8)
	11/2024		$84	TRY	3,305	9	0
	11/2024		4,828	TWD	155,845	119	0
	12/2024		500	TRY	18,873	12	0
	04/2025	BRL	100		$18	0	0
	05/2025	TRY	2,392		54	0	(2)

MBC	10/2024	AUD	81		56	0	0
	10/2024	HKD	1,270		163	0	0
	10/2024	KRW	1,423,907		1,066	0	(15)
	10/2024	PLN	650		170	2	0
	10/2024		$880	GBP	658	0	0
	10/2024		120	IDR	1,865,079	2	0
	10/2024		0	MYR	1	0	0
	10/2024		89	PLN	341	0	0
	10/2024		974	SGD	1,252	0	0
	11/2024	GBP	658		$880	0	0
	11/2024	SGD	1,250		975	0	0
	11/2024	TWD	21,189		662	0	(11)
	11/2024		$372	CNH	2,684	13	0
	11/2024		571	PLN	2,205	3	(2)
	12/2024	MXN	73		$4	0	0

MYI	10/2024	CHF	118		139	0	0
	10/2024	DKK	1,378		205	0	0
	10/2024	KRW	548,543		410	0	(6)
	10/2024	SGD	1,252		961	0	(13)
	10/2024		$3,034	CAD	4,087	0	(12)
	10/2024		247	DKK	1,653	0	0
	10/2024		123	IDR	1,908,777	2	0
	10/2024		0	MYR	1	0	0
	10/2024		281	THB	9,207	5	0
	10/2024	ZAR	2,077		$121	1	0
	11/2024	CAD	4,084		3,034	12	0
	11/2024	CNH	3,032		420	0	(14)
	11/2024	DKK	1,651		247	0	0
	11/2024	TWD	118,835		3,680	1	(94)
	11/2024		$1,089	CNH	7,809	29	0
	12/2024	MXN	2,275		$117	3	0
	04/2025	DKK	4,400		650	0	(13)
	04/2025		$1,786	DKK	11,950	14	0

NGF	10/2024		395	IDR	6,107,453	6	0

RBC	10/2024	INR	22,870		$272	0	(1)
	11/2024	TWD	9,026		284	0	(3)
	11/2024		$627	TWD	20,053	10	0
	12/2024	MXN	4,280		$215	1	0

68	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

SCX	10/2024	CAD	4,086		$3,034	$12	$0
	10/2024	CNH	3,461		478	0	(17)
	10/2024	DKK	1,143		170	0	(1)
	10/2024	EUR	2,283		2,537	0	(4)
	10/2024	PEN	842		224	0	(3)
	10/2024		$133	CNH	958	4	0
	10/2024		1,857	INR	155,807	2	(2)
	11/2024	CNH	9,014		$1,257	1	(34)
	11/2024	TWD	6,185		192	0	(4)

SOG	11/2024		$358	BRL	1,972	3	0

SSB	10/2024	KRW	592,182		$449	0	0
	10/2024		$154	IDR	2,330,414	0	(1)
	11/2024	TWD	17,811		$556	0	(9)
	11/2024		$1,605	TWD	51,844	41	0
	12/2024		167	MXN	3,204	0	(6)

TOR	10/2024	AUD	2,319		$1,573	0	(31)

UAG	10/2024	BRL	583		103	0	(4)
	10/2024	CHF	2,515		2,994	22	0
	10/2024		$107	BRL	583	0	0
	10/2024		2,911	CHF	2,469	6	0
	10/2024		293	PLN	1,137	3	0
	10/2024		209	ZAR	3,831	12	0
	11/2024	CHF	2,460		$2,911	0	(7)
	11/2024	TWD	40,498		1,283	0	(2)
	11/2024		$12	PLN	46	0	0
	12/2024	MXN	27		$1	0	0
	04/2025	DKK	3,700		546	0	(12)

Total Forward Foreign Currency Contracts						$706	$(837)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	11,300	$7	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	11,500	10	0

Total Purchased Options							$17	$0

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	200	(1)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	100	0	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	100	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	100	0	1

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	300	(1)	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115%	10/28/2024	200	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	200	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	100	0	0

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	200	(1)	(1)

Total Written Options							$(17)	$(13)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.256%	EUR 700	$162	$(116)	$46	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$964	$(258)	$181	$0	$(77)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAEMLT Index	8,924	6.320% (FEDL01 plus a specified spread)	Maturity	06/04/2025	$42,497	$0	$2,960	$2,960	$0

MEI	Receive	ERAEMLT Index	5,268	5.780% (FEDL01 plus a specified spread)	Monthly	10/16/2024	27,521	0	(120)	0	(120)
	Receive	ERAEMLT Index	10,624	5.780% (FEDL01 plus a specified spread)	Maturity	12/04/2024	43,107	0	10,033	10,033	0
	Receive	ERAEMLT Index	12,989	5.780% (FEDL01 plus a specified spread)	Monthly	02/05/2025	67,857	0	(296)	0	(296)
	Receive	ERAEMLT Index	1,816	5.860% (FEDL01 plus a specified spread)	Monthly	03/05/2025	9,487	0	(42)	0	(42)
	Receive	ERAEMLT Index	328	5.940% (FEDL01 plus a specified spread)	Monthly	07/02/2025	1,714	0	(8)	0	(8)
	Receive	ERAEMLT Index	2,331	5.910% (FEDL01 plus a specified spread)	Monthly	07/09/2025	12,178	0	(41)	0	(41)

								$0	$12,486	$12,993	$(507)

70	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	Abbvie,Inc.	9,319	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$1,840	$0	$0	$0	$0
	Pay	Apple, Inc.	12,904	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	3,007	0	0	0	0
	Pay	Comcast Corp.	38,142	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	1,593	0	0	0	0
	Pay	Procter and Gamble,Co.	11,991	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	2,077	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$(96)	$12,551	$13,039	$(584)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$19	$0	$0	$19	$0	$0	$0	$0	$19	$0	$19
BOA	61	0	0	61	(12)	(1)	0	(13)	48	0	48
BPS	44	0	0	44	(137)	0	0	(137)	(93)	0	(93)
BRC	34	0	0	34	(33)	0	(77)	(110)	(76)	0	(76)
BSH	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	111	0	0	111	(151)	0	0	(151)	(40)	0	(40)
DUB	8	0	0	8	(22)	0	0	(22)	(14)	0	(14)
FAR	20	0	0	20	(25)	(6)	0	(31)	(11)	0	(11)
GLM	29	0	0	29	(18)	(4)	0	(22)	7	0	7
IND	2	0	0	2	(6)	0	0	(6)	(4)	0	(4)
JPM	168	0	3,006	3,174	(111)	0	0	(111)	3,063	(3,310)	(247)
MBC	20	0	0	20	(28)	0	0	(28)	(8)	0	(8)
MEI	0	0	10,033	10,033	0	0	(507)	(507)	9,526	(15,310)	(5,784)
MYI	67	0	0	67	(152)	0	0	(152)	(85)	95	10
NGF	6	0	0	6	0	0	0	0	6	0	6
RBC	11	0	0	11	(4)	0	0	(4)	7	0	7
SCX	19	0	0	19	(65)	0	0	(65)	(46)	0	(46)
SOG	3	0	0	3	0	0	0	0	3	0	3
SSB	41	0	0	41	(16)	0	0	(16)	25	0	25
TOR	0	0	0	0	(31)	0	0	(31)	(31)	0	(31)
UAG	43	0	0	43	(25)	(2)	0	(27)	16	0	16

Total Over the Counter	$706	$0	$13,039	$13,745	$(837)	$(13)	$(584)	$(1,434)

(j)

Securities with an aggregate market value of $95 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$3	$0	$13	$16
Swap Agreements	0	0	0	0	361	361

	$0	$0	$3	$0	$374	$377

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$706	$0	$706
Swap Agreements	0	46	12,993	0	0	13,039

	$0	$46	$12,993	$706	$0	$13,745

	$0	$46	$12,996	$706	$374	$14,122

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$45	$0	$250	$295
Swap Agreements	0	0	0	0	43	43

	$0	$0	$45	$0	$293	$338

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$837	$0	$837
Written Options	0	0	0	0	13	13
Swap Agreements	0	77	507	0	0	584

	$0	$77	$507	$837	$13	$1,434

	$0	$77	$552	$837	$306	$1,772

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$18	$18
Futures	0	0	(293)	0	1,745	1,452
Swap Agreements	0	156	0	0	1,439	1,595

	$0	$156	$(293)	$0	$3,202	$3,065

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$758	$0	$758
Purchased Options	0	0	0	0	(5)	(5)
Written Options	0	0	0	0	108	108
Swap Agreements	0	33	21,590	0	0	21,623

	$0	$33	$21,590	$758	$103	$22,484

	$0	$189	$21,297	$758	$3,305	$25,549

72	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	(66)	0	69	3
Swap Agreements	0	(46)	0	0	(4,876)	(4,922)

	$0	$(46)	$(66)	$0	$(4,808)	$(4,920)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(808)	$0	$(808)
Purchased Options	0	0	0	0	(32)	(32)
Written Options	0	0	0	0	(6)	(6)
Swap Agreements	0	(44)	(273)	0	0	(317)

	$0	$(44)	$(273)	$(808)	$(38)	$(1,163)

	$0	$(90)	$(339)	$(808)	$(4,846)	$(6,083)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$16,192	$0	$16,192
Industrials	0	2,034	0	2,034
Utilities	0	2,049	0	2,049
Municipal Bonds & Notes
Nebraska	0	79	0	79
U.S. Government Agencies	0	108,293	0	108,293
U.S. Treasury Obligations	0	12,369	0	12,369
Non-Agency Mortgage-Backed Securities	0	28,072	900	28,972
Asset-Backed Securities	0	68,146	0	68,146
Sovereign Issues	0	7,997	0	7,997
Common Stocks
Communication Services	1,799	0	0	1,799
Consumer Discretionary	1,432	0	0	1,432
Consumer Staples	2,551	0	0	2,551
Energy	214	0	0	214
Financials	2,162	0	0	2,162
Health Care	3,561	0	0	3,561
Industrials	1,290	0	0	1,290
Information Technology	4,803	0	0	4,803
Materials	80	0	0	80
Short-Term Instruments
Commercial Paper	0	3,402	0	3,402
Repurchase Agreements	0	77,600	0	77,600
Municipal Bonds & Notes	0	300	0	300

	$17,892	$326,533	$900	$345,325

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,114	$0	$0	$18,114

Total Investments	$36,006	$326,533	$900	$363,439

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,575)	$0	$(8,575)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	374	0	377
Over the counter	0	13,745	0	13,745

	$3	$14,119	$0	$14,122

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(291)	0	(338)
Over the counter	0	(1,357)	(77)	(1,434)

	$(47)	$(1,648)	$(77)	$(1,772)

Total Financial Derivative Instruments	$(44)	$12,471	$(77)	$12,350

Totals	$35,962	$330,429	$823	$367,214

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Schedule of Investments	PIMCO RAE PLUS International Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.2%

CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 7.4%

American Express Co.
5.284% due 07/26/2035 •		$400	$417

Athene Global Funding
5.620% due 05/08/2026		300	305

Bank of America Corp.
1.734% due 07/22/2027 •		200	191
5.933% due 09/15/2027 •		600	618

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		300	301

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		100	100

Bank of Nova Scotia
5.450% due 08/01/2029		500	523

Barclays PLC
6.224% due 05/09/2034 •		400	431

Citibank NA
5.488% due 12/04/2026		1,200	1,235

Equinix, Inc.
1.550% due 03/15/2028		100	91

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200	204
5.800% due 03/08/2029		200	203

Goldman Sachs Group, Inc.
3.500% due 11/16/2026		200	197
5.798% due 08/10/2026 •		500	505
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	409

GSPA Monetization Trust
6.422% due 10/09/2029		32	33

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	206

Jackson National Life Global Funding
5.600% due 04/10/2026		300	304

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	96
1.578% due 04/22/2027 •		200	192
3.960% due 01/29/2027 •		200	199

JPMorgan Chase Bank NA
5.110% due 12/08/2026		500	511

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		200	199

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		200	211

Morgan Stanley
4.130% due 03/19/2027 ~	EUR	100	112
5.050% due 01/28/2027 •		$600	606

Morgan Stanley Bank NA
5.882% due 10/30/2026		250	259

Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	3,677	459

Prologis LP
5.000% due 01/31/2035		$100	102

Royal Bank of Canada
4.875% due 01/19/2027		300	306

UBS Group AG
4.751% due 05/12/2028 •		500	503

VICI Properties LP
4.750% due 02/15/2028		100	100

Wells Fargo & Co.
3.196% due 06/17/2027 •		400	392

			10,620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 1.2%

Boeing Co.
6.528% due 05/01/2034		$100	$107

Broadcom, Inc.
5.150% due 11/15/2031		100	104

Carrier Global Corp.
4.375% due 05/29/2025	EUR	100	112

Daimler Truck Finance North America LLC
5.200% due 01/17/2025		$150	150

Hyundai Capital America
6.288% due 08/04/2025 •		400	402

Occidental Petroleum Corp.
5.550% due 10/01/2034		500	508

T-Mobile USA, Inc.
3.875% due 04/15/2030		100	97
4.200% due 10/01/2029		100	100

United Airlines Pass-Through Trust
5.450% due 08/15/2038		100	105

			1,685

UTILITIES 0.8%

Pacific Gas & Electric Co.
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		600	600

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100

Southern California Edison Co.
4.875% due 02/01/2027		100	102
5.150% due 06/01/2029		300	311

			1,113

Total Corporate Bonds & Notes (Cost $13,188)			13,418

U.S. GOVERNMENT AGENCIES 47.6%

Fannie Mae
0.000% due 08/25/2039 (b)(e)		265	229
0.000% due 11/25/2040 •		3	2
0.655% due 03/25/2037 •(a)		121	12
0.705% due 04/25/2037 •(a)		416	42
0.755% due 11/25/2039 •(a)		65	7
0.985% due 03/25/2037 •(a)		158	16
1.005% due 05/25/2037 •(a)		384	35
1.395% due 04/25/2037 •(a)		738	99
1.805% due 02/25/2037 •(a)		68	9
2.255% due 07/25/2033 •(a)		38	4
2.349% due 01/25/2031 ~(a)		454	31
5.725% due 04/25/2037 •		3	3
5.745% due 07/25/2037 •		5	5
5.915% due 10/25/2040 •		15	15

Freddie Mac
0.000% due 02/15/2040 - 09/15/2041 •		573	558
1.113% due 09/15/2036 •(a)		143	15
3.000% due 09/01/2032		399	388
5.000% due 04/15/2041		205	213
5.500% due 03/15/2034		96	101
5.757% due 05/15/2037 •		5	5

Ginnie Mae
5.665% due 08/20/2047 •		99	95

U.S. Small Business Administration
5.490% due 03/01/2028		6	6
6.020% due 08/01/2028		45	46

Uniform Mortgage-Backed Security
3.000% due 01/01/2027		68	67
4.500% due 08/01/2052		373	370

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054		2,800	2,514
4.000% due 11/01/2054		8,410	8,084
4.500% due 11/01/2054		2,900	2,852
5.000% due 11/01/2054		6,700	6,697
5.500% due 11/01/2054		7,200	7,284
6.000% due 11/01/2054		18,500	18,908

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 11/01/2054		$18,800	$19,374

Total U.S. Government Agencies (Cost $68,573)			68,086

U.S. TREASURY OBLIGATIONS 7.6%

U.S. Treasury Bonds
3.875% due 05/15/2043		1,600	1,541
4.125% due 08/15/2053		1,200	1,196
4.625% due 05/15/2044		1,600	1,696

U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2025		242	238
0.250% due 01/15/2025		531	525
0.375% due 07/15/2025		3,714	3,661
0.625% due 01/15/2026		397	389
2.125% due 04/15/2029		1,627	1,672

Total U.S. Treasury Obligations (Cost $10,755)			10,918

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.9%

Adjustable Rate Mortgage Trust
5.545% due 01/25/2036 ~		746	577

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		178	159

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	494	662

Banc of America Funding Trust
4.443% due 06/20/2037 ~		$29	26
4.783% due 09/20/2046 ~		658	588
6.000% due 08/25/2036		20	18

Banc of America Mortgage Trust
5.582% due 02/25/2034 ~		10	10
5.711% due 01/25/2035 ~		9	8
6.343% due 06/25/2034 ~		14	13

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~		132	122
7.660% due 02/25/2036 •		6	5

Chase Mortgage Finance Trust
4.922% due 01/25/2036 ~		15	14
4.922% due 09/25/2036 ~		179	144

ChaseFlex Trust
5.569% due 07/25/2037 •		1,465	1,234

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.199% due 05/25/2036 •		241	221

Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~		20	18
6.170% due 09/25/2062 þ		663	663
7.200% due 10/25/2035 •		27	27
7.230% due 10/25/2035 •		24	24

CitiMortgage Alternative Loan Trust
5.569% due 04/25/2037 •		243	207
6.000% due 06/25/2037		166	144

Countrywide Alternative Loan Trust
5.285% due 09/20/2046 •		40	38
5.489% due 12/25/2035 •		17	16
5.500% due 06/25/2025		323	265
5.500% due 11/25/2035		124	71
5.569% due 08/25/2035 •		630	589
5.675% due 11/20/2035 •		91	85
5.750% due 03/25/2037		269	146
6.000% due 12/25/2035		433	321
6.000% due 05/25/2036		73	37
6.000% due 08/25/2036 •		137	81
6.250% due 08/25/2036		961	558
6.523% due 08/25/2035 •		50	46
6.603% due 01/25/2036 •		203	191
7.000% due 10/25/2037		151	54

Countrywide Home Loan Mortgage Pass-Through Trust
5.569% due 05/25/2035 •		109	92
5.629% due 02/25/2035 •		9	8
5.750% due 05/25/2037		12	6
6.000% due 01/25/2037		338	165
6.000% due 02/25/2037		348	167
7.786% due 10/20/2034 ~		15	15

74	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Reperforming REMIC Trust
5.309% due 06/25/2035 •	$62	$59

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.192% due 06/25/2050 ~	870	779
5.750% due 08/25/2036	25	21

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.349% due 02/25/2037 •	794	683
5.469% due 02/25/2035 •	44	43

First Horizon Alternative Mortgage Securities Trust
5.650% due 06/25/2036 ~	467	366
5.853% due 12/25/2035 ~	59	46

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •	1,000	1,003

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~	37	32
5.051% due 11/25/2035 ~	7	7
5.275% due 07/25/2035 ~	5	5
5.500% due 01/25/2037	17	27
6.132% due 09/25/2035 ~	44	40
6.940% due 04/25/2032 •	18	18

HarborView Mortgage Loan Trust
7.123% due 10/19/2035 •	965	493

Impac CMB Trust
5.609% due 03/25/2035 •	149	144

Impac Secured Assets Trust
6.068% due 07/25/2035 ~	63	59

IndyMac INDX Mortgage Loan Trust
4.300% due 05/25/2035 ~	489	337
5.349% due 09/25/2046 •	177	154
5.369% due 11/25/2046 •	940	842
5.449% due 07/25/2035 •	259	238

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033	700	581

JP Morgan Mortgage Trust
4.231% due 07/27/2037 ~	104	98
5.546% due 07/25/2035 ~	6	5
5.750% due 01/25/2036	20	9
6.255% due 07/25/2035 ~	142	137

Lehman Mortgage Trust
5.619% due 11/25/2036 •	254	118

Lehman XS Trust
5.419% due 08/25/2046 •	453	434

MASTR Adjustable Rate Mortgages Trust
6.435% due 11/21/2034 ~	16	15

MASTR Asset Securitization Trust
6.000% due 06/25/2036	167	96

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.071% due 08/15/2032 •	32	31

Merrill Lynch Alternative Note Asset Trust
5.189% due 03/25/2037 •	430	105
5.369% due 03/25/2037 •	3,242	795
6.000% due 03/25/2037	77	28

Merrill Lynch Mortgage Investors Trust
5.018% due 05/25/2036 ~	101	93
5.551% due 04/25/2035 ~	12	10
6.133% due 02/25/2036 ~	1	1
6.626% due 02/25/2033 •	20	20

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	122	53
6.940% due 06/25/2036 ~	5	5

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	110	52

New York Mortgage Trust
5.250% due 07/25/2062 þ	415	411

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	40	20

NovaStar Mortgage Funding Trust
0.484% due 09/25/2046 •	944	331

Prime Mortgage Trust
6.000% due 06/25/2036	1	1

Residential Accredit Loans, Inc. Trust
5.469% due 08/25/2037 •	27	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/25/2037		$45	$37
6.000% due 03/25/2037		113	94

Residential Funding Mortgage Securities, Inc. Trust
5.436% due 04/25/2037 ~		221	190

Sequoia Mortgage Trust
3.912% due 09/20/2046 ~		125	88
6.228% due 05/20/2034 •		3	3

Structured Adjustable Rate Mortgage Loan Trust
4.024% due 01/25/2035 ~		31	31
5.743% due 08/25/2035 ~		44	25

Structured Asset Mortgage Investments Trust
5.389% due 04/25/2036 •		47	42

SunTrust Adjustable Rate Mortgage Loan Trust
6.764% due 01/25/2037 ~		112	76

Thornburg Mortgage Securities Trust
3.584% due 03/25/2044 ~		50	49
5.627% due 12/25/2044 ~		96	92
5.789% due 06/25/2047 •		281	275

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	471	632

Trinity Square PLC
5.946% due 07/15/2059 ~		475	638

WaMu Mortgage Pass-Through Certificates Trust
4.308% due 06/25/2037 ~		$162	140
4.390% due 12/25/2046 •		37	32
4.771% due 06/25/2037 ~		52	46
4.957% due 12/25/2035 ~		226	209
5.058% due 10/25/2035 ~		26	24
5.343% due 01/25/2035 ~		57	52
5.509% due 12/25/2045 •		18	18
6.123% due 02/25/2046 •		77	71
6.265% due 08/25/2035 ~		46	47
7.266% due 06/25/2033 ~		50	49

Washington Mutual Mortgage Pass-Through Certificates Trust
3.892% due 09/25/2036 •		703	184
5.469% due 02/25/2036 •		681	565
5.873% due 02/25/2047 •		993	896
6.063% due 04/25/2046 •		85	68

Wells Fargo Mortgage-Backed Securities Trust
6.944% due 09/25/2036 ~		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $23,220)			21,383

ASSET-BACKED SECURITIES 30.7%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		500	500

Aames Mortgage Investment Trust
5.959% due 07/25/2035 •		81	82

ACHV ABS Trust
5.430% due 10/27/2031		500	502

AIMCO CLO
6.408% due 10/17/2034 •		500	500

Albacore Euro CLO Ltd.
4.754% due 10/18/2034 •	EUR	500	556

AREIT Trust
6.591% due 01/20/2037 •		$451	448

Ares CLO Ltd.
6.606% due 04/17/2033 •		1,000	1,001

Asset-Backed Securities Corp. Home Equity Loan Trust
5.779% due 06/25/2034 •		1,111	1,171

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		300	311

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (c)		500	500

Bear Stearns Asset-Backed Securities Trust
6.019% due 08/25/2037 •		787	708

BHG Securitization Trust
5.320% due 10/17/2035		70	70
5.930% due 10/17/2035		900	905

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		500	504

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carvana Auto Receivables Trust
5.420% due 04/10/2028		$400	$403
5.620% due 01/10/2029		300	305
5.980% due 08/10/2026		58	58
6.410% due 09/10/2027		172	173

CBAM Ltd.
6.567% due 04/17/2031 •		459	460

Chase Funding Trust
5.609% due 08/25/2032 •		37	36

Chase Issuance Trust
4.720% due 01/15/2031		800	821

CIFC Funding Ltd.
6.641% due 07/18/2031 •		417	418

Citigroup Mortgage Loan Trust
4.549% due 05/25/2036 þ		133	69
5.159% due 05/25/2037 •		1,042	701
5.569% due 10/25/2036 •		318	182

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
5.430% due 10/15/2026		80	80

Countrywide Asset-Backed Certificates Trust
5.189% due 09/25/2037 •		325	341
5.369% due 02/25/2037 •		308	287
5.709% due 08/25/2047 •		361	351

CPS Auto Receivables Trust
5.190% due 08/15/2028		500	502
6.130% due 09/15/2026		164	165

CRB Securitization Trust
6.960% due 10/20/2033		393	398

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		2,735	465

CVC Cordatus Loan Fund DAC
4.905% due 10/23/2034 •	EUR	497	554

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •		$1,000	1,006

DLLAA LLC
5.930% due 07/20/2026		302	303

Dryden CLO Ltd.
6.613% due 07/15/2031 •		444	445

DT Auto Owner Trust
6.290% due 08/16/2027		282	283

EMC Mortgage Loan Trust
6.269% due 02/25/2041 •		12	13

Encore Credit Receivables Trust
5.704% due 09/25/2035 •		22	22

Enterprise Fleet Financing LLC
3.030% due 01/20/2028		146	146

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		500	499
4.640% due 01/15/2030		500	500

Fifth Third Auto Trust
5.800% due 11/16/2026		239	239

First Franklin Mortgage Loan Trust
5.129% due 11/25/2036 •		88	88
5.279% due 09/25/2036 •		152	146
5.689% due 11/25/2035 •		683	636

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		299	301

Fremont Home Loan Trust
5.109% due 11/25/2036 •		447	262
5.269% due 10/25/2036 •		1,507	609
5.704% due 01/25/2035 •		122	119

GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029		600	607
5.570% due 02/16/2027		509	510
5.700% due 01/15/2027		163	163
6.040% due 03/15/2027		240	241

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	306
6.270% due 08/16/2027		236	238

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		300	304

GSAA Home Equity Trust
4.161% due 03/25/2036 ~		544	89

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.069% due 05/25/2037 •		$614	$215
5.109% due 03/25/2036 •		283	94
5.609% due 04/25/2047 •		552	250
6.795% due 06/25/2036 þ		511	128

GSAMP Trust
5.169% due 12/25/2046 •		203	101
5.229% due 12/25/2046 •		1,115	586
5.429% due 01/25/2037 •		605	515

Hertz Vehicle Financing LLC
5.440% due 01/25/2029		600	613
5.490% due 06/25/2027		300	303

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		500	509
5.290% due 04/15/2027		496	498

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		500	500

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		149	148

LCCM Trust
6.411% due 12/13/2038 •		364	361

LoanCore Issuer Ltd.
6.511% due 11/15/2038 •		504	502

Marlette Funding Trust
5.950% due 11/15/2032		139	139

Master Credit Card Trust
6.191% due 01/21/2027 •		500	502

MF1 LLC
7.115% due 06/19/2037 •		992	993

MF1 Ltd.
6.209% due 10/16/2036 •		316	315

Morgan Stanley ABS Capital, Inc. Trust
5.079% due 03/25/2037 •		1,868	805

Morgan Stanley Dean Witter Capital, Inc. Trust
5.949% due 02/25/2033 •		91	91

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ		362	78

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •		771	771

Octane Receivables Trust
5.870% due 05/21/2029		288	289

Oportun Issuance Trust
5.860% due 02/09/2032		500	501

Option One Mortgage Loan Trust
5.749% due 02/25/2035 •		461	438

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		9	9
5.331% due 01/15/2032		700	702
6.060% due 03/15/2030		77	77
7.179% due 04/15/2031		84	84

Palmer Square European Loan Funding DAC
4.792% due 08/15/2033 •	EUR	477	532

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039 «(c)		$700	699

Ready Capital Mortgage Financing LLC
7.407% due 10/25/2039 •		560	563

Renaissance Home Equity Loan Trust
6.069% due 09/25/2037 •		340	144

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		211	212
5.380% due 11/25/2030		150	150
7.130% due 01/26/2032		368	372

Residential Asset Securities Corp. Trust
5.259% due 06/25/2033 •		93	86

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		500	500

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		500	507
6.180% due 02/16/2027		288	288

SBNA Auto Lease Trust
5.390% due 11/20/2026		700	706

Securitized Asset-Backed Receivables LLC Trust
5.449% due 07/25/2036 •		732	293

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.929% due 01/25/2036 •		$396	$370

Soundview Home Loan Trust
6.269% due 10/25/2037 •		644	494

Specialty Underwriting & Residential Finance Trust
5.065% due 12/25/2036 •		427	419
5.269% due 06/25/2037 •		127	76

Structured Asset Investment Loan Trust
8.119% due 08/25/2033 •		420	379

Synchrony Card Funding LLC
4.930% due 07/15/2030		600	612

Theorem Funding Trust
6.060% due 12/15/2028		115	115

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		884	881

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		303	305

Upstart Securitization Trust
5.500% due 06/20/2032		181	181

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		27	26

USAA Auto Owner Trust
5.830% due 07/15/2026		133	133

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		87	87

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		238	239
6.230% due 01/15/2027		662	665

Total Asset-Backed Securities (Cost $45,231)			43,854

SOVEREIGN ISSUES 3.5%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	3,800	661

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	7,505	333
3.000% due 12/03/2026 (f)		6,598	316
4.000% due 11/30/2028 (f)		990	49
4.000% due 08/24/2034 (f)		13,195	624

Peru Government International Bond
5.400% due 08/12/2034	PEN	100	25
6.150% due 08/12/2032		4,500	1,233
6.900% due 08/12/2037		100	28
6.950% due 08/12/2031		300	87
7.300% due 08/12/2033		300	88

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,700	192
8.000% due 01/31/2030		4,400	246
8.250% due 03/31/2032		1,800	98
8.500% due 01/31/2037		2,600	131
9.000% due 01/31/2040		10,800	547

Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	5,500	159
51.594% due 05/20/2026 ~		100	3
51.594% due 05/17/2028 ~		6,200	180

Total Sovereign Issues (Cost $4,875)			5,000

		SHARES
COMMON STOCKS 8.1%

COMMUNICATION SERVICES 0.8%

Comcast Corp. ‘A’		23,123	966

Verizon Communications, Inc.		992	45

Walt Disney Co.		992	95

			1,106

CONSUMER DISCRETIONARY 0.7%

Amazon.com, Inc. (d)		992	185

Home Depot, Inc.		992	402

McDonald’s Corp.		992	302

	SHARES	MARKET VALUE (000S)

NIKE, Inc. ‘B’	992	$88

		977

CONSUMER STAPLES 1.1%

Coca-Cola Co.	992	71

Procter & Gamble Co.	8,261	1,431

Walmart, Inc.	992	80

		1,582

ENERGY 0.1%

Chevron Corp.	992	146

FINANCIALS 1.0%

American Express Co.	992	269

Goldman Sachs Group, Inc.	992	491

JPMorgan Chase & Co.	992	209

Travelers Cos., Inc.	992	232

Visa, Inc. ‘A’	992	273

		1,474

HEALTH CARE 1.6%

AbbVie, Inc.	5,649	1,115

Amgen, Inc.	992	320

Johnson & Johnson	992	161

Merck & Co., Inc.	992	113

UnitedHealth Group, Inc.	992	580

		2,289

INDUSTRIALS 0.6%

3M Co.	992	135

Boeing Co. (d)	992	151

Caterpillar, Inc.	992	388

Honeywell International, Inc.	992	205

		879

INFORMATION TECHNOLOGY 2.1%

Apple, Inc.	8,815	2,054

Cisco Systems, Inc.	992	53

Intel Corp.	992	23

International Business Machines Corp.	992	219

Microsoft Corp.	992	427

Salesforce, Inc.	992	272

		3,048

MATERIALS 0.1%

Dow, Inc.	992	54

Total Common Stocks (Cost $10,939)		11,555

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.4%

COMMERCIAL PAPER 2.0%

Crown Castle, Inc.
5.270% due 10/29/2024	$450	448
5.300% due 10/24/2024	250	249

L3Harris Technologies, Inc.
5.460% due 10/09/2024	460	460

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	700	698

Southern California Edison Co.
5.500% due 10/04/2024	300	300

76	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Targa Resources Corp.
5.400% due 10/28/2024	$700	$697

		2,852

REPURCHASE AGREEMENTS (g) 13.4%
		19,100

Total Short-Term Instruments (Cost $21,952)		21,952

Total Investments in Securities (Cost $198,733)		196,166

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.8%

SHORT-TERM INSTRUMENTS 10.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%

PIMCO Short Asset Portfolio	1,454,694	$14,201

PIMCO Short-Term Floating NAV Portfolio III	135,331	1,317

Total Short-Term Instruments (Cost $15,395)		15,518

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $15,395)	$15,518

Total Investments 148.0% (Cost $214,128)	$211,684

Financial Derivative Instruments (h)(i) 1.9% (Cost or Premiums, net $3,249)	2,676

Other Assets and Liabilities, net (49.9)%	(71,317)

Net Assets 100.0%	$143,043

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.980%	09/30/2024	10/01/2024	$4,500	U.S. Treasury Notes 0.625% due 12/31/2027	$(4,589)	$4,500	$4,501
	5.250	09/30/2024	10/01/2024	2,400	U.S. Treasury Notes 0.750% due 08/31/2026	(2,448)	2,400	2,400
FICC STR	4.860	09/30/2024	10/01/2024	12,200	U.S. Treasury Bonds 1.375% due 11/15/2040	(12,444)	12,200	12,202

Total Repurchase Agreements						$(19,481)	$19,100	$19,103

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.6)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$5,600	$(5,184)	$(5,220)

Total Short Sales (3.6)%				$(5,184)	$(5,220)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$6,901	$0	$0	$6,901	$(7,037)	$(136)
FICC STR	12,202	0	0	12,202	(12,444)	(242)

Total Borrowings and Other Financing Transactions	$19,103	$0	$0

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options					$(1)	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	50	$	10,412	$10	$0	$(19)
U.S. Treasury 5-Year Note December Futures	12/2024	168		18,460	11	0	(62)
U.S. Treasury 10-Year Note December Futures	12/2024	144		16,457	9	0	(65)
U.S. Treasury 10-Year Ultra December Futures	12/2024	53		6,270	(24)	0	(27)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	6		799	(10)	0	(5)

					$(4)	$0	$(178)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	28	$	(6,717)	$(21)	$6	$0
3-Month SOFR Active Contract September Futures	12/2024	28		(6,669)	(15)	1	0
E-Mini DJIA Index December Futures	12/2024	30		(6,396)	(130)	2	0
Euro-Bund 10-Year Bond December Futures	12/2024	2		(300)	(5)	0	(1)
Euro-Buxl 30-Year Bond December Futures	12/2024	1		(152)	(1)	0	(1)
Mini MSCI EAFE Index December Futures	12/2024	2		(249)	(5)	1	0
U.S. Treasury 30-Year Bond December Futures	12/2024	1		(124)	1	1	0

					$(176)	$11	$(2)

Total Futures Contracts					$(180)	$11	$(180)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.341%	$600	$11	$(4)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	100	(1)	3	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.110	700	8	5	13	0	0

						$18	$4	$22	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$100	$2	$0	$2	$0	$0

78	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,330	$98	$39	$137	$0	$(3)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	315,000	(3)	(39)	(42)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	11,050	164	(85)	79	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		9,300	(22)	(15)	(37)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		1,600	0	(11)	(11)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	(1)	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		1,360	0	(10)	(10)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		4,400	66	(35)	31	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		3,000	27	(77)	(50)	8	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		4,500	18	(135)	(117)	11	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,060	34	(6)	28	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	(19)	74	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		5,790	48	(37)	11	18	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,700	5	(61)	(56)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	(53)	1,500	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	(286)	230	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,300	97	(97)	0	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		100	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		50	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		6,400	(92)	(109)	(201)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	1	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,750	(43)	(220)	(263)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,300	20	(74)	(54)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	225	970	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,980	106	113	219	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		4,000	62	(233)	(171)	15	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	EUR	70	0	(2)	(2)	0	0
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,175	20	18	38	13	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,000	(3)	3	0	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,900	(17)	117	100	0	(7)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028	EUR	100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(8)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(6)	(6)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.910%	Annual	12/29/2033	EUR	100	$0	$(7)	$(7)	$0	$(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(4)	(4)	0	(1)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	3,080	(11)	(14)	(25)	0	(1)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		2,620	(9)	(12)	(21)	0	(1)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		5,700	0	74	74	3	0
Receive	CPURNSA	2.487	Maturity	12/07/2051	$	1,000	43	(15)	28	6	0

							$3,503	$(1,151)	$2,352	$273	$(32)

Total Swap Agreements							$3,523	$(1,147)	$2,376	$273	$(32)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$11	$273	$284	$0	$(180)	$(32)	$(212)

Cash of $3,945 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$540	CNH	3,864	$12	$0

BOA	10/2024	HKD	142		$18	0	0
	10/2024	KRW	247,163		185	0	(3)
	10/2024	PEN	54		14	0	0
	10/2024		$100	INR	8,388	0	0
	10/2024		77	PLN	298	1	0
	10/2024		592	ZAR	10,868	36	0
	11/2024	PEN	54		$14	0	0
	11/2024	TWD	3,298		103	0	(2)

BPS	10/2024	CAD	86		64	0	0
	10/2024	CNH	3,286		459	0	(11)
	10/2024	EUR	47		52	0	0
	10/2024	HKD	505		65	0	0
	10/2024	JPY	21,300		148	0	0
	10/2024	KRW	751,417		562	0	(9)
	10/2024	PLN	350		91	0	0
	10/2024		$144	CNH	1,025	3	0
	10/2024		85	DKK	570	0	0
	10/2024		418	JPY	59,600	0	(4)

80	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$846	NZD	1,359	$18	$0
	11/2024	CNH	6,612		$916	0	(31)
	11/2024	DKK	569		85	0	0
	11/2024	TWD	9,299		292	0	(4)
	11/2024		$60	CNH	419	0	0
	11/2024		91	PLN	350	0	0
	12/2024	MXN	11,699		$594	8	(2)

BRC	10/2024	GBP	995		1,312	0	(18)
	10/2024	ILS	164		44	0	0
	10/2024	NZD	405		256	0	(1)
	10/2024		$90	CHF	76	0	0
	10/2024		161	CNH	1,158	5	0
	10/2024		2,242	EUR	2,008	0	(7)
	10/2024		146	PLN	559	0	0
	10/2024		50	SEK	510	0	0
	11/2024	CHF	76		$91	0	0
	11/2024	EUR	2,008		2,245	7	0
	11/2024	SEK	509		50	0	0
	11/2024	TWD	2,641		83	0	(1)
	11/2024		$256	NZD	405	1	0
	11/2024		57	TWD	1,808	0	0
	12/2024	TRY	6,949		$185	0	(3)
	12/2024		$356	TRY	13,394	4	0

BSH	10/2024	PEN	218		$58	0	(1)

CBK	10/2024	AUD	52		35	0	(1)
	10/2024	BRL	259		48	0	0
	10/2024	EUR	260		291	2	0
	10/2024	GBP	106		142	0	0
	10/2024	IDR	555,764		36	0	(1)
	10/2024	KRW	546,426		408	0	(6)
	10/2024	PEN	206		55	0	(1)
	10/2024		$48	BRL	260	0	0
	10/2024		157	CNH	1,115	2	0
	10/2024		17	DKK	113	0	0
	10/2024		708	IDR	10,956,779	13	0
	10/2024		50	ILS	184	0	(1)
	10/2024		2,008	INR	168,924	6	0
	10/2024		117	ZAR	2,141	6	0
	11/2024	BRL	1,351		$241	0	(6)
	11/2024	CNH	10,648		1,482	0	(43)
	11/2024	DKK	113		17	0	0
	11/2024	PEN	699		188	0	(1)
	11/2024	TWD	38,015		1,194	0	(13)
	11/2024		$48	BRL	260	0	0
	12/2024	MXN	5,135		$263	5	0
	12/2024	PEN	44		12	0	0
	02/2025		998		267	0	(2)

CIB	10/2024	ILS	203		56	1	0

DUB	10/2024	KRW	516,841		387	0	(5)
	10/2024	PLN	433		113	1	0
	10/2024		$375	PLN	1,450	2	(1)
	11/2024		113		433	0	0
	02/2025	PEN	2,003		$535	0	(5)

FAR	10/2024	BRL	478		88	0	0
	10/2024	NZD	954		600	0	(6)
	10/2024		$1,127	AUD	1,639	7	0
	10/2024		87	BRL	478	1	0
	11/2024	AUD	1,639		$1,127	0	(7)
	11/2024		$600	NZD	954	6	0
	12/2024	PEN	492		$130	0	(3)

GLM	10/2024	BRL	171		31	0	0
	10/2024	CNH	364		51	0	(1)
	10/2024		$31	BRL	171	0	0
	10/2024		11	IDR	168,041	0	0
	10/2024		50	ILS	185	0	0
	10/2024		188	INR	15,818	1	0
	10/2024		303	PLN	1,201	9	0
	11/2024	MXN	2,986		$149	0	(1)
	12/2024		2,459		128	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2024		$31	BRL	172	$0	$0
	02/2025	MXN	3,898		$191	0	(3)
	04/2025	BRL	3,700		665	3	0
	04/2025	DKK	2,600		384	0	(7)

IND	10/2024	KRW	253,812		190	0	(3)
	10/2024		$91	IDR	1,412,511	2	0
	11/2024	TWD	2,379		$75	0	(1)

JPM	10/2024	CNH	5,211		728	0	(17)
	10/2024	DKK	1,287		192	0	0
	10/2024	EUR	1,734		1,922	0	(9)
	10/2024	ILS	733		196	1	(1)
	10/2024	KRW	289,349		217	0	(3)
	10/2024		$144	CNH	1,027	3	0
	10/2024		178	DKK	1,189	0	(1)
	10/2024		19	NOK	196	0	0
	10/2024		544	PLN	2,110	4	0
	10/2024	ZAR	1,842		$102	0	(5)
	11/2024	CNH	304		43	0	(1)
	11/2024	DKK	1,187		178	1	0
	11/2024	NOK	196		19	0	0
	11/2024	TWD	4,849		149	0	(5)
	11/2024		$157	TWD	4,991	1	0
	12/2024		199	TRY	7,514	5	0
	04/2025	BRL	100		$18	0	0

MBC	10/2024	EUR	454		504	0	(1)
	10/2024	JPY	70,920		495	2	(1)
	10/2024	KRW	972,976		728	0	(10)
	10/2024	NOK	204		19	0	0
	10/2024	PLN	390		102	1	0
	10/2024	SEK	510		50	0	0
	10/2024		$1,327	GBP	995	4	0
	10/2024		80	IDR	1,243,391	2	0
	10/2024		645	SGD	828	0	0
	11/2024	GBP	801		$1,071	0	0
	11/2024	SGD	827		645	0	0
	11/2024	TWD	7,797		243	0	(4)
	11/2024		$157	CNH	1,118	3	0
	11/2024		385	PLN	1,485	2	(1)
	12/2024	MXN	153		$8	0	0

MYI	10/2024	CHF	176		208	0	0
	10/2024	DKK	936		139	0	0
	10/2024	KRW	368,126		275	0	(4)
	10/2024	SGD	828		636	0	(8)
	10/2024		$2,128	CAD	2,866	0	(8)
	10/2024		140	CHF	118	0	(1)
	10/2024		168	DKK	1,123	0	0
	10/2024		542	EUR	487	1	0
	10/2024		82	IDR	1,272,518	2	0
	11/2024	CAD	2,864		$2,128	8	0
	11/2024	CNH	849		120	0	(2)
	11/2024	DKK	1,121		168	0	0
	11/2024	TWD	5,028		160	0	0
	12/2024	MXN	742		37	0	0
	04/2025	DKK	2,900		428	0	(9)
	04/2025		$1,191	DKK	7,965	9	0

NGF	10/2024		247	IDR	3,817,158	4	0

RBC	11/2024	TWD	1,819		$56	0	(2)
	12/2024	MXN	2,853		144	0	0

SCX	10/2024	CAD	2,779		2,064	9	0
	10/2024	DKK	777		116	0	0
	10/2024	PEN	518		137	0	(3)
	10/2024		$748	INR	62,864	2	0
	11/2024	CNH	3,359		$464	0	(17)
	11/2024	TWD	1,458		45	0	(1)

SOG	10/2024		$36	IDR	546,948	0	0

SSB	11/2024	GBP	106		$142	0	0
	12/2024		$100	MXN	1,922	0	(4)

TOR	10/2024	AUD	1,587		$1,077	0	(21)

82	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$152	JPY	22,037	$1	$0
	11/2024	JPY	21,936		$152	0	(1)

UAG	10/2024	CHF	1,667		1,984	15	0
	10/2024		$1,944	CHF	1,649	4	0
	10/2024		73	JPY	10,399	0	0
	10/2024		206	PLN	800	2	0
	10/2024		132	ZAR	2,409	8	0
	11/2024	CHF	1,643		$1,944	0	(4)
	11/2024	JPY	10,352		73	0	0
	11/2024	TWD	25,918		821	0	(2)
	04/2025	DKK	2,500		369	0	(8)

Total Forward Foreign Currency Contracts						$261	$(369)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	8,100	$5	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	8,200	7	0

Total Purchased Options							$12	$0

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	100	0	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	100	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	100	0	0

JPM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	100	0	0

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	200	(1)	(1)

Total Written Options							$(11)	$(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,033	$(274)	$191	$0	$(83)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	ERADXULT Index	11,071	5.575% (FEDL01 plus a specified spread)	Monthly	03/12/2025	$30,659	$0	$(132)	$0	$(132)

JPM	Receive	ERADXULT Index	37,404	5.730% (FEDL01 plus a specified spread)	Maturity	10/01/2025	100,190	0	2,975	2,975	0

MEI	Receive	ERADXULT Index	150	5.630% (FEDL01 plus a specified spread)	Monthly	05/07/2025	416	0	(2)	0	(2)

MYI	Receive	ERADXULT Index	3,205	5.615% (FEDL01 plus a specified spread)	Monthly	04/16/2025	8,876	0	(38)	0	(38)

								$0	$2,803	$2,975	$(172)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	Abbvie, Inc.	5,649	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$1,115	$0	$0	$0	$0
	Pay	Apple, Inc.	7,823	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	1,823	0	0	0	0
	Pay	Comcast Corp.	23,123	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	966	0	0	0	0
	Pay	Procter and Gamble,Co.	7,269	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	1,259	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$(274)	$2,994	$2,975	$(255)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$12	$0	$0	$12	$0	$0	$0	$0	$12	$0	$12
BOA	37	0	0	37	(5)	(1)	(83)	(89)	(52)	0	(52)
BPS	29	0	0	29	(61)	(1)	0	(62)	(33)	0	(33)
BRC	17	0	0	17	(30)	(1)	0	(31)	(14)	0	(14)
BSH	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	34	0	0	34	(75)	0	(132)	(207)	(173)	(940)	(1,113)
CIB	1	0	0	1	0	0	0	0	1	0	1
DUB	3	0	0	3	(11)	0	0	(11)	(8)	0	(8)
FAR	14	0	0	14	(16)	(1)	0	(17)	(3)	0	(3)
GLM	18	0	0	18	(12)	(1)	0	(13)	5	0	5
IND	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)
JPM	15	0	2,975	2,990	(42)	(1)	0	(43)	2,947	(4,320)	(1,373)
MBC	14	0	0	14	(17)	0	0	(17)	(3)	0	(3)
MEI	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
MYI	20	0	0	20	(32)	0	(38)	(70)	(50)	(280)	(330)
NGF	4	0	0	4	0	0	0	0	4	0	4
RBC	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
SCX	11	0	0	11	(21)	0	0	(21)	(10)	0	(10)
SSB	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)

84	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
TOR	$1	$0	$0	$1	$(22)	$0	$0	$(22)	$(21)	$0	$(21)
UAG	29	0	0	29	(14)	(2)	0	(16)	13	0	13

Total Over the Counter	$261	$0	$2,975	$3,236	$(369)	$(8)	$(255)	$(632)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$3	$0	$8	$11
Swap Agreements	0	0	0	0	273	273

	$0	$0	$3	$0	$281	$284

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$261	$0	$261
Swap Agreements	0	0	2,975	0	0	2,975

	$0	$0	$2,975	$261	$0	$3,236

	$0	$0	$2,978	$261	$281	$3,520

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$180	$180
Swap Agreements	0	0	0	0	32	32

	$0	$0	$0	$0	$212	$212

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$369	$0	$369
Written Options	0	0	0	0	8	8
Swap Agreements	0	83	172	0	0	255

	$0	$83	$172	$369	$8	$632

	$0	$83	$172	$369	$220	$844

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)	September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	(333)	0	1,190	857
Swap Agreements	0	16	0	0	953	969

	$0	$16	$(333)	$0	$2,156	$1,839

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$200	$0	$200
Purchased Options	0	0	0	0	(3)	(3)
Written Options	0	0	0	0	69	69
Swap Agreements	0	14	10,917	0	0	10,931

	$0	$14	$10,917	$200	$66	$11,197

	$0	$30	$10,584	$200	$2,222	$13,036

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	(135)	0	106	(29)
Swap Agreements	0	(13)	0	0	(3,623)	(3,636)

	$0	$(13)	$(135)	$0	$(3,518)	$(3,666)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(364)	$0	$(364)
Purchased Options	0	0	0	0	(23)	(23)
Written Options	0	0	0	0	(5)	(5)
Swap Agreements	0	(31)	(2,984)	0	0	(3,015)

	$0	$(31)	$(2,984)	$(364)	$(28)	$(3,407)

	$0	$(44)	$(3,119)	$(364)	$(3,546)	$(7,073)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,620	$0	$10,620
Industrials	0	1,685	0	1,685
Utilities	0	1,113	0	1,113
U.S. Government Agencies	0	68,086	0	68,086
U.S. Treasury Obligations	0	10,918	0	10,918
Non-Agency Mortgage-Backed Securities	0	21,383	0	21,383
Asset-Backed Securities	0	43,155	699	43,854
Sovereign Issues	0	5,000	0	5,000
Common Stocks
Communication Services	1,106	0	0	1,106
Consumer Discretionary	977	0	0	977
Consumer Staples	1,582	0	0	1,582
Energy	146	0	0	146
Financials	1,474	0	0	1,474
Health Care	2,289	0	0	2,289
Industrials	879	0	0	879
Information Technology	3,048	0	0	3,048
Materials	54	0	0	54
Short-Term Instruments
Commercial Paper	0	2,852	0	2,852
Repurchase Agreements	0	19,100	0	19,100

	$11,555	$183,912	$699	$196,166

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,518	$0	$0	$15,518

Total Investments	$27,073	$183,912	$699	$211,684

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,220)	$0	$(5,220)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	281	0	284
Over the counter	0	3,236	0	3,236

	$3	$3,517	$0	$3,520

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(210)	0	(212)
Over the counter	0	(549)	(83)	(632)

	$(2)	$(759)	$(83)	$(844)

Total Financial Derivative Instruments	$1	$2,758	$(83)	$2,676

Totals	$27,074	$181,450	$616	$209,140

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

86	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RAE PLUS Small Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.6%

CORPORATE BONDS & NOTES 7.3%

BANKING & FINANCE 5.2%

American Express Co.
5.098% due 02/16/2028 •		$100	$102
5.284% due 07/26/2035 •		200	208

Athene Global Funding
5.620% due 05/08/2026		400	406

Bank of America Corp.
5.080% due 01/20/2027 •		1,200	1,210

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		100	100

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		200	200

Bank of Nova Scotia
5.450% due 08/01/2029		600	628

Barclays PLC
4.837% due 09/10/2028 •		200	202
6.224% due 05/09/2034 •		400	431

Citibank NA
5.488% due 12/04/2026		1,000	1,029

Credit Suisse AG AT1 Claim		200	26

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200	204
5.800% due 03/08/2029		200	203

Goldman Sachs Bank USA
5.414% due 05/21/2027 •		100	102

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		300	287
5.798% due 08/10/2026 •		500	505
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	206

Jackson National Life Global Funding
5.600% due 04/10/2026		400	406

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		200	192
5.040% due 01/23/2028 •		100	102
5.581% due 04/22/2030 •		100	105
6.070% due 10/22/2027 •		200	207

JPMorgan Chase Bank NA
5.110% due 12/08/2026		400	409

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		200	211

Morgan Stanley
5.050% due 01/28/2027 •		600	606
5.320% due 07/19/2035 •		200	208
5.656% due 04/18/2030 •		200	210

Morgan Stanley Bank NA
5.882% due 10/30/2026		250	259

Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	3,485	435

Prologis LP
5.000% due 01/31/2035		$100	102

Royal Bank of Canada
4.875% due 01/19/2027		300	306
4.969% due 08/02/2030 •		100	103

Wells Fargo & Co.
2.393% due 06/02/2028 •		100	95
3.196% due 06/17/2027 •		300	294
5.707% due 04/22/2028 •		100	103

			10,502

INDUSTRIALS 0.9%

Boeing Co.
2.196% due 02/04/2026		100	96

Carrier Global Corp.
4.375% due 05/29/2025	EUR	100	112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Pass-Through Trust
6.943% due 01/10/2030	$115	$121

Daimler Truck Finance North America LLC
5.200% due 01/17/2025	150	150

Hyundai Capital America
6.288% due 08/04/2025 •	400	402

Occidental Petroleum Corp.
5.550% due 10/01/2034	400	406

T-Mobile USA, Inc.
3.875% due 04/15/2030	100	97

United Airlines Pass-Through Trust
5.450% due 08/15/2038	100	105

Volkswagen Group of America Finance LLC
5.800% due 09/12/2025	200	202
5.848% (SOFRRATE + 0.930%) due 09/12/2025 ~	200	201

		1,892

UTILITIES 1.2%

Eversource Energy
5.850% due 04/15/2031	400	425

ONEOK, Inc.
5.050% due 11/01/2034	700	697

Pacific Gas & Electric Co.
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	800	801

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	100	100

Southern California Edison Co.
5.150% due 06/01/2029	300	312

		2,335

Total Corporate Bonds & Notes (Cost $14,458)		14,729

U.S. GOVERNMENT AGENCIES 42.7%

Fannie Mae
0.455% due 03/25/2041 •(a)	535	56
1.305% due 03/25/2036 •(a)	163	17
2.349% due 01/25/2031 ~(a)	466	32
4.982% due 12/25/2036 •	9	10
5.745% due 07/25/2037 - 09/25/2042 •	11	10
5.775% due 07/25/2037 •	12	12
5.795% due 09/25/2035 •	23	23
5.805% due 09/25/2035 •	51	51
6.115% due 06/25/2037 •	103	103

Freddie Mac
1.013% due 07/15/2036 •(a)	289	32
1.243% due 04/15/2036 •(a)	33	3
3.000% due 09/01/2032	319	311
5.000% due 04/15/2041	299	305
5.500% due 03/15/2034	70	73
5.837% due 03/15/2037 •	89	88
6.157% due 08/15/2037 •	147	147
6.167% due 10/15/2037 •	23	23
6.177% due 05/15/2037 - 09/15/2037 •	166	167

Ginnie Mae
6.473% due 04/20/2068 •	337	345

U.S. Small Business Administration
4.430% due 05/01/2029	14	14

Uniform Mortgage-Backed Security
3.000% due 01/01/2027	68	67
4.500% due 12/01/2053	292	287
5.000% due 08/01/2053	1,800	1,822

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	3,700	3,321
4.000% due 11/01/2054	11,450	11,006
4.500% due 11/01/2054	2,500	2,459
5.000% due 11/01/2054	6,940	6,937
5.500% due 11/01/2054	9,600	9,712
6.000% due 11/01/2054	23,500	24,019
6.500% due 11/01/2054	23,500	24,217

Total U.S. Government Agencies (Cost $85,936)		85,669

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 6.3%

U.S. Treasury Bonds
4.625% due 05/15/2044		$2,100	$2,226

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025		365	359
0.125% due 10/15/2025		364	357
0.250% due 01/15/2025 (i)		2,390	2,361
0.375% due 07/15/2025		3,979	3,922
0.625% due 01/15/2026 (k)		397	390
1.750% due 01/15/2034		409	414
2.125% due 04/15/2029		1,932	1,986

U.S. Treasury Notes
0.375% due 09/30/2027		100	91
0.625% due 11/30/2027		200	182
0.750% due 01/31/2028		300	274

Total U.S. Treasury Obligations (Cost $12,353)			12,562

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.7%

Adjustable Rate Mortgage Trust
5.545% due 01/25/2036 ~		403	312

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		113	79

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	494	662

Banc of America Funding Trust
5.495% due 04/20/2047 •		$13	11
7.621% due 09/20/2034 ~		1	1

Banc of America Mortgage Trust
5.582% due 02/25/2034 ~		8	8
5.711% due 01/25/2035 ~		9	9

Bear Stearns Adjustable Rate Mortgage Trust
5.069% due 01/25/2035 ~		1	1
5.262% due 07/25/2034 ~		20	19
6.055% due 11/25/2034 ~		4	4
6.065% due 11/25/2034 ~		1	1
6.272% due 01/25/2033 ~		109	108
6.900% due 04/25/2033 ~		4	4
7.480% due 08/25/2033 ~		9	8
7.660% due 02/25/2036 •		6	6

Bear Stearns ALT-A Trust
4.542% due 11/25/2035 ~		195	176
5.309% due 12/25/2046 •		14	12
5.469% due 01/25/2036 •		18	17
5.779% due 10/25/2035 ~		167	141

BX Trust
6.937% due 01/17/2039 •		1,000	982

Chase Home Lending Mortgage Trust
6.530% due 05/25/2055 •		476	475

Chase Mortgage Finance Trust
4.578% due 12/25/2035 ~		9	8
4.922% due 09/25/2036 ~		36	29
6.000% due 11/25/2036		113	46
6.000% due 12/25/2036		59	26

ChaseFlex Trust
5.569% due 07/25/2037 •		169	143

Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~		154	136
6.170% due 09/25/2062 þ		912	912
6.887% due 08/25/2035 ~		2	2

Countrywide Alternative Loan Trust
5.349% due 09/25/2046 •		191	182
5.369% due 08/25/2037 •		42	26
5.500% due 07/25/2035		1	1
5.500% due 11/25/2035		18	11
5.529% due 02/25/2037 •		79	65
5.535% due 05/20/2046 •		13	12
5.609% due 11/25/2035 •		811	671
5.675% due 11/20/2035 •		14	13
5.715% due 12/20/2035 •		165	152
6.123% due 12/25/2035 •		23	20
6.250% due 08/25/2036		502	291
6.523% due 08/25/2035 •		9	8
6.603% due 01/25/2036 •		46	43

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~		41	39

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.066% due 02/20/2035 ~		$1	$1
5.629% due 02/25/2035 •		15	14
7.786% due 10/20/2034 ~		31	31

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		811	651

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037		66	34

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.629% due 02/25/2036 •		499	485
5.719% due 10/25/2047 •		736	578

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •	GBP	27	36

Freddie Mac
6.446% due 04/25/2053 «(b)		$800	800

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •		1,300	1,304

GSR Mortgage Loan Trust
5.051% due 11/25/2035 ~		5	5
5.500% due 01/25/2037		17	26
6.000% due 02/25/2036		1,006	415
6.000% due 07/25/2037		258	171

HarborView Mortgage Loan Trust
4.337% due 06/19/2036 ~		243	124
5.419% due 12/19/2036 •		20	18
5.519% due 05/19/2035 •		745	712
5.559% due 06/19/2035 •		146	142
5.559% due 12/19/2036 •		459	432

IndyMac INDX Mortgage Loan Trust
4.129% due 06/25/2036 ~		476	417
5.329% due 02/25/2037 •		281	259
5.609% due 07/25/2045 •		14	11

InTown Mortgage Trust
8.383% due 08/15/2039 •		1,200	1,205

JP Morgan Alternative Loan Trust
4.288% due 05/25/2036 ~		243	139

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033		900	747
6.594% due 12/15/2031 •		114	106

JP Morgan Mortgage Trust
4.634% due 10/25/2036 ~		107	79
5.074% due 10/25/2036 ~		15	9
5.613% due 04/25/2037 ~		15	11
5.750% due 01/25/2036		9	4
6.255% due 07/25/2035 ~		75	72

Legacy Mortgage Asset Trust
4.892% due 10/25/2066 þ		669	670
4.991% due 09/25/2060 ~		20	20

Lehman XS Trust
5.469% due 08/25/2037 •		188	181
6.669% due 09/25/2047 •		191	173

Luminent Mortgage Trust
5.689% due 04/25/2036 •		109	93

MASTR Adjustable Rate Mortgages Trust
3.270% due 07/25/2035 ~		34	30
5.579% due 10/25/2033 ~		153	132

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651% due 12/15/2030 •		2	2

Merrill Lynch Alternative Note Asset Trust
5.369% due 03/25/2037 •		1,731	424
5.569% due 03/25/2037 •		352	86

Merrill Lynch Mortgage Investors Trust
5.370% due 09/25/2035 ~		91	73
6.263% due 05/25/2033 ~		12	11

Morgan Stanley Mortgage Loan Trust
6.940% due 06/25/2036 ~		5	5

Morgan Stanley Re-REMIC Trust
1.581% due 02/26/2037 •		89	82
5.250% due 05/26/2037 ~		87	41

Mortgage Equity Conversion Asset Trust
4.410% due 05/25/2042 •		200	196

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		177	168

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		$11	$5

PHH Alternative Mortgage Trust
5.289% due 02/25/2037 •		564	417

Prime Mortgage Trust
6.000% due 06/25/2036		1	1

PRPM LLC
5.228% due 08/25/2069 þ		700	701

Residential Accredit Loans, Inc. Trust
5.269% due 02/25/2037 •		235	205
5.329% due 07/25/2036 •		904	322
5.339% due 08/25/2036 •		413	375
6.000% due 08/25/2036		48	40

Structured Adjustable Rate Mortgage Loan Trust
3.883% due 08/25/2036 •		134	109
4.027% due 11/25/2035 ~		159	148
6.523% due 01/25/2035 •		4	3
7.251% due 02/25/2034 ~		1	1

Structured Asset Mortgage Investments Trust
5.429% due 02/25/2036 •		158	138
5.529% due 02/25/2036 •		2	2
5.779% due 02/19/2035 •		7	7

Thornburg Mortgage Securities Trust
5.789% due 06/25/2047 •		175	159

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	471	632

Trinity Square PLC
5.946% due 07/15/2059 ~		475	638

WaMu Mortgage Pass-Through Certificates Trust
4.168% due 02/25/2037 ~		$64	55
4.286% due 12/25/2046 •		53	47
4.771% due 06/25/2037 ~		31	27
5.529% due 11/25/2045 •		16	15
5.933% due 07/25/2047 •		124	102
6.003% due 10/25/2046 •		1,417	1,207
6.623% due 10/25/2046 •		16	15

Washington Mutual Mortgage Pass-Through Certificates Trust
5.873% due 02/25/2047 •		568	513

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		324	286
7.097% due 07/25/2037 ~		11	10

Wells Fargo Mortgage-Backed Securities Trust
6.473% due 12/25/2036 ~		71	69

Total Non-Agency Mortgage-Backed Securities (Cost $24,686)			23,546

ASSET-BACKED SECURITIES 33.1%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		500	500
6.591% due 07/15/2034 •		1,000	1,002

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		2	1

Albacore Euro CLO Ltd.
4.626% due 07/15/2035 •	EUR	1,000	1,116
4.754% due 10/18/2034 •		500	556

American Express Credit Account Master Trust
4.650% due 07/15/2029		$900	918
4.870% due 05/15/2028		400	405

AmeriCredit Automobile Receivables Trust
6.071% due 10/19/2026 •		128	128
6.190% due 04/19/2027		377	380

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		549	549

Arbour CLO DAC
0.000% due 11/15/2037 •(b)	EUR	700	779

AREIT Trust
6.591% due 01/20/2037 •		$601	597

Ares CLO Ltd.
6.606% due 04/17/2033 •		1,000	1,001

Argent Securities Trust
5.079% due 09/25/2036 •		303	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •		$500	$500

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		300	311

BA Credit Card Trust
4.790% due 05/15/2028		400	404
4.980% due 11/15/2028		700	715

Bank of America Auto Trust
5.830% due 05/15/2026		175	175

BHG Securitization Trust
5.320% due 10/17/2035		93	93
5.930% due 10/17/2035		1,200	1,206

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •		1,000	1,006

CarMax Auto Owner Trust
4.890% due 07/16/2029		600	610
5.210% due 09/15/2027		700	705
5.300% due 03/15/2027		501	503

Carvana Auto Receivables Trust
5.620% due 01/10/2029		300	305
6.410% due 09/10/2027		129	130

Chase Issuance Trust
4.720% due 01/15/2031		700	718

Citigroup Mortgage Loan Trust
5.149% due 01/25/2037 •		1,473	1,081
5.169% due 05/25/2037 •		868	581
5.269% due 12/25/2036 •		1,323	533

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
5.430% due 10/15/2026		80	80
6.090% due 10/15/2026		106	107
6.130% due 07/15/2026		200	201

Countrywide Asset-Backed Certificates Trust
5.369% due 02/25/2037 •		191	178
5.509% due 03/25/2036 •		289	258
5.569% due 06/25/2036 •		15	15

Crown Point CLO Ltd.
6.512% due 10/20/2031 •		931	932

CVC Cordatus Loan Fund DAC
4.905% due 10/23/2034 •	EUR	497	554

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •		$1,000	1,006

DLLAA LLC
5.930% due 07/20/2026		302	303

Drive Auto Receivables Trust
5.830% due 12/15/2026		252	252

Dryden Senior Loan Fund
6.451% due 07/15/2030 •		807	808

DT Auto Owner Trust
6.290% due 08/16/2027		247	248

Enterprise Fleet Financing LLC
3.030% due 01/20/2028		125	125

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		800	799
4.640% due 01/15/2030		600	599
5.600% due 05/17/2027		500	502

Fifth Third Auto Trust
5.800% due 11/16/2026		191	191

Flagship Credit Auto Trust
5.640% due 03/15/2028		1,648	1,660

Fremont Home Loan Trust
5.629% due 01/25/2036 •		185	178

GLS Auto Receivables Issuer Trust
5.210% due 02/18/2031		500	507
5.570% due 02/16/2027		436	437

GLS Auto Select Receivables Trust
5.580% due 06/17/2030		1,500	1,520

GM Financial Consumer Automobile Receivables Trust
5.120% due 02/16/2027		320	320

GSAA Home Equity Trust
5.209% due 06/25/2036 •		255	51

GSAMP Trust
5.069% due 12/25/2046 •		587	292
5.139% due 12/25/2036 •		1,223	616

88	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Henley CLO DAC
4.675% due 04/25/2034 •	EUR	500	$557

Hertz Vehicle Financing LLC
5.440% due 01/25/2029		$800	817
5.490% due 06/25/2027		300	303

Home Equity Mortgage Loan Asset-Backed Trust
5.179% due 04/25/2037 •		104	74

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		203	204

HSI Asset Securitization Corp. Trust
5.189% due 12/25/2036 •		3,543	950
5.329% due 04/25/2037 •		620	423

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		500	509
5.290% due 04/15/2027		496	498

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		500	500

JP Morgan Mortgage Acquisition Trust
5.269% due 07/25/2036 •		246	106

LCCM Trust
6.411% due 12/13/2038 •		485	481

LCM Ltd.
6.562% due 07/20/2034 •		1,000	1,002

Long Beach Mortgage Loan Trust
5.269% due 05/25/2036 •		212	114
5.509% due 05/25/2046 •		1,449	452
5.944% due 04/25/2035 •		188	187

M360 Ltd.
6.534% due 11/22/2038 •		504	489

Madison Park Funding Ltd.
6.321% due 10/22/2034 •		500	500

Marlette Funding Trust
5.950% due 11/15/2032		208	209

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		24	24

Master Credit Card Trust
6.191% due 01/21/2027 •		500	502

MASTR Asset-Backed Securities Trust
5.289% due 10/25/2036 •		1,135	572
5.449% due 03/25/2036 •		162	99

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 01/25/2037 •		936	424
5.099% due 02/25/2037 •		1,174	526
5.104% due 11/25/2036 •		1,645	1,036
5.179% due 01/25/2037 •		855	387
5.249% due 08/25/2036 •		1,580	805

Morgan Stanley Dean Witter Capital, Inc. Trust
5.949% due 02/25/2033 •		81	81

Morgan Stanley Mortgage Loan Trust
5.309% due 11/25/2036 •		125	35
5.689% due 04/25/2037 •		139	38

Nissan Auto Lease Trust
4.920% due 11/15/2027		900	916
5.050% due 06/15/2027		800	807
5.752% due 06/15/2027 •		800	800

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.629% due 10/25/2036 •		622	141

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		500	500
6.363% due 11/13/2031 •		932	934

NovaStar Mortgage Funding Trust
5.289% due 10/25/2036 •		860	374

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •		771	771

Octane Receivables Trust
5.870% due 05/21/2029		288	289

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		600	612

Ownit Mortgage Loan Trust
5.869% due 10/25/2036 •		106	103

OZLM Ltd.
6.482% due 10/20/2031 •		811	812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		$13	$13
5.331% due 01/15/2032		1,900	1,905
6.060% due 03/15/2030		111	111

Palmer Square European Loan Funding DAC
4.792% due 08/15/2033 •	EUR	477	532

Regatta Funding Ltd.
6.485% due 10/25/2031 •		$925	926

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		1,602	534

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		211	212
5.380% due 11/25/2030		211	210
7.130% due 01/26/2032		368	372

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		500	500

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		500	507
6.080% due 08/17/2026		70	70
6.180% due 02/16/2027		235	236

SBNA Auto Lease Trust
5.390% due 11/20/2026		600	605

Securitized Asset-Backed Receivables LLC Trust
5.129% due 08/25/2036 •		938	308
5.449% due 07/25/2036 •		449	179
5.929% due 01/25/2036 •		503	470

SLM Student Loan Trust
4.085% due 10/25/2039 •	EUR	496	514

SMB Private Education Loan Trust
6.442% due 07/15/2053 •		$487	482

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		6	6

Soundview Home Loan Trust
5.049% due 06/25/2037 •		216	146
5.229% due 02/25/2037 •		540	157
5.869% due 10/25/2037 •		1,203	969

Structured Asset Securities Corp. Mortgage Loan Trust
5.309% due 12/25/2036 •		28	27

Synchrony Card Funding LLC
4.930% due 07/15/2030		800	817

TCW CLO Ltd.
6.395% due 08/16/2034 •		500	500

Theorem Funding Trust
6.060% due 12/15/2028		148	148

Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029		1,000	1,018

Tralee Clo Ltd.
6.505% due 10/25/2032 •		1,000	1,001

Tricolor Auto Securitization Trust
6.480% due 08/17/2026		26	26
6.610% due 10/15/2027		303	306

Trillium Credit Card Trust
5.698% due 08/26/2028 •		600	602

Upstart Securitization Trust
5.500% due 06/20/2032		249	248

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		54	52

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		191	191
6.012% due 10/15/2026 •		191	191
6.230% due 01/15/2027		588	591

World Omni Auto Receivables Trust
5.570% due 12/15/2026		449	449

Total Asset-Backed Securities (Cost $69,099)			66,542

SOVEREIGN ISSUES 3.0%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	3,300	574

Mexico Government International Bond (f)
2.750% due 11/27/2031	MXN	6,020	267
3.000% due 12/03/2026		5,773	277
4.000% due 11/30/2028		495	24
4.000% due 08/24/2034		17,319	819

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government International Bond
5.400% due 08/12/2034	PEN	100	$25
6.150% due 08/12/2032		6,100	1,672
6.950% due 08/12/2031		500	144
7.300% due 08/12/2033		400	117
7.600% due 08/12/2039		200	59

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	4,700	244
8.000% due 01/31/2030		5,200	291
8.250% due 03/31/2032		2,600	141
8.500% due 01/31/2037		3,200	161
9.000% due 01/31/2040		13,700	694

Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	7,900	229
51.594% due 05/20/2026 ~		100	3
51.594% due 05/17/2028 ~		8,100	236

Total Sovereign Issues (Cost $5,785)			5,977

		SHARES
COMMON STOCKS 8.0%

COMMUNICATION SERVICES 0.9%

Comcast Corp. ‘A’		38,425	1,605

Verizon Communications, Inc.		1,157	52

Walt Disney Co.		1,157	111

			1,768

CONSUMER DISCRETIONARY 0.6%

Amazon.com, Inc. (c)		1,157	216

Home Depot, Inc.		1,157	469

McDonald’s Corp.		1,157	352

NIKE, Inc. ‘B’		1,157	102

			1,139

CONSUMER STAPLES 1.2%

Coca-Cola Co.		1,157	83

Procter & Gamble Co.		13,237	2,293

Walmart, Inc.		1,157	93

			2,469

ENERGY 0.1%

Chevron Corp.		1,157	170

FINANCIALS 0.9%

American Express Co.		1,157	314

Goldman Sachs Group, Inc.		1,157	573

JPMorgan Chase & Co.		1,157	244

Travelers Cos., Inc.		1,157	271

Visa, Inc. ‘A’		1,157	318

			1,720

HEALTH CARE 1.6%

AbbVie, Inc.		9,388	1,854

Amgen, Inc.		1,157	373

Johnson & Johnson		1,157	188

Merck & Co., Inc.		1,157	131

UnitedHealth Group, Inc.		1,157	676

			3,222

INDUSTRIALS 0.5%

3M Co.		1,157	158

Boeing Co. (c)		1,157	176

Caterpillar, Inc.		1,157	453

Honeywell International, Inc.		1,157	239

			1,026

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 2.2%

Apple, Inc.	14,157	$3,299

Cisco Systems, Inc.	1,157	61

Intel Corp.	1,157	27

International Business Machines Corp.	1,157	256

Microsoft Corp.	1,157	498

Salesforce, Inc.	1,157	317

		4,458

MATERIALS 0.0%

Dow, Inc.	1,157	63

Total Common Stocks (Cost $15,301)		16,035

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 44.5%

COMMERCIAL PAPER 2.7%

Alimentation Couche-Tard, Inc.
5.380% due 10/01/2024	$940	940

Bacardi Martini BV
5.300% due 10/31/2024 (b)	1,010	1,005

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
5.720% due 10/01/2024	$980	$980

Quanta Services, Inc.
5.150% due 10/03/2024 (b)	1,000	999

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	950	948

Southern California Edison Co.
5.500% due 10/04/2024	660	660

		5,532

REPURCHASE AGREEMENTS (g) 41.0%
		82,300

U.S. TREASURY BILLS 0.8%
5.002% due 12/05/2024 (d)(e)(k)	1,585	1,572

Total Short-Term Instruments (Cost $89,404)		89,404

Total Investments in Securities (Cost $317,022)		314,464

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.9%

SHORT-TERM INSTRUMENTS 5.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%

PIMCO Short Asset Portfolio	1,207,549	$11,788

PIMCO Short-Term Floating NAV Portfolio III	2,085	20

Total Short-Term Instruments (Cost $11,713)		11,808

Total Investments in Affiliates (Cost $11,713)		11,808

Total Investments 162.5% (Cost $328,735)		$326,272

Financial Derivative Instruments (h)(j) 2.2% (Cost or Premiums, net $3,123)		4,368

Other Assets and Liabilities, net (64.7)%		(129,850)

Net Assets 100.0%		$200,790

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.980%	09/30/2024	10/01/2024	$44,400	U.S. Treasury Notes 0.750% due 05/31/2026	$(45,295)	$44,400	$44,406
DEU	4.950	10/01/2024	10/02/2024	100	U.S. Treasury Bonds 2.500% due 05/15/2046	(102)	100	100
	4.990	10/01/2024	10/02/2024	37,800	U.S. Treasury Inflation Protected Securities 1.250% due 04/15/2028	(38,603)	37,800	37,800

Total Repurchase Agreements						$(84,000)	$82,300	$82,306

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$7,400	$(6,850)	$(6,897)

Total Short Sales (3.4)%				$(6,850)	$(6,897)

90	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$44,406	$0	$0	$44,406	$(45,295)	$(889)
DEU	37,900	0	0	37,900	(38,705)	(805)

Total Borrowings and Other Financing Transactions	$82,306	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(4) at a weighted average interest rate of 5.430%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options					$(1)	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini Russell 2000 Index December Futures	12/2024	45	$	5,061	$113	$11	$0
U.S. Treasury 5-Year Note December Futures	12/2024	244		26,811	30	0	(90)
U.S. Treasury 10-Year Note December Futures	12/2024	76		8,685	(1)	0	(35)
U.S. Treasury 10-Year Ultra December Futures	12/2024	26		3,076	(12)	0	(13)

					$130	$11	$(138)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	36	$	(8,636)	$(27)	$8	$0
3-Month SOFR Active Contract September Futures	12/2024	36		(8,574)	(19)	2	0
E-Mini DJIA Index December Futures	12/2024	35		(7,463)	(152)	2	0
Euro-Bobl December Futures	12/2024	9		(1,203)	(13)	0	(2)
Euro-Bund 10-Year Bond December Futures	12/2024	2		(300)	(5)	0	(1)
Euro-Buxl 30-Year Bond December Futures	12/2024	1		(152)	(1)	0	(1)
U.S. Treasury 2-Year Note December Futures	12/2024	32		(6,664)	7	12	0
U.S. Treasury 30-Year Bond December Futures	12/2024	2		(248)	3	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	2		(266)	0	2	0

					$(207)	$27	$(4)

Total Futures Contracts					$(77)	$38	$(142)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.203%	$	100	$1	$(1)	$0	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		200	28	1	29	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		100	0	0	0	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	100	(1)	2	1	0	0

							$28	$2	$30	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	400	$29	$1	$30	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		10,500	235	6	241	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		15,700	355	1	356	0	(1)

						$619	$8	$627	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	9,090	$156	$41	$197	$0	$(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	275,000	(2)	(35)	(37)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$21,540	362	(208)	154	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		9,100	(23)	(14)	(37)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,270	27	(18)	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,900	26	(75)	(49)	8	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,800	23	(173)	(150)	15	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,720	55	(11)	44	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		4,100	93	(11)	82	12	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(78)	(72)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,300	1,813	(177)	1,636	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		5,100	333	(184)	149	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		6,100	(85)	(106)	(191)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	1	1	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		9,050	(57)	(295)	(352)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,800	27	(102)	(75)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,080	110	120	230	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	(2)	(7)	1	0

92	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2054		$5,400	$84	$(315)	$(231)	$21	$0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	200	0	(1)	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,695	22	25	47	16	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,200	(2)	2	0	0	(12)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,400	(15)	102	87	0	(6)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028	EUR	80	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(8)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(6)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(4)	(4)	0	(1)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	2,970	(10)	(14)	(24)	0	(1)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		2,530	(9)	(12)	(21)	0	(1)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		5,500	0	71	71	3	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		$900	24	1	25	5	0

							$2,942	$(1,558)	$1,384	$250	$(37)

Total Swap Agreements							$3,589	$(1,548)	$2,041	$250	$(39)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$38	$250	$288	$0	$(142)	$(39)	$(181)

(i)

Securities with an aggregate market value of $1,148 and cash of $3,990 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$600	CNH	4,292	$14	$0

BOA	10/2024	KRW	505,419		$379	0	(4)
	10/2024	PEN	108		29	0	0
	10/2024		$114	PLN	442	1	0
	10/2024		803	ZAR	14,728	49	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BPS	10/2024	CNH	3,121		$436	$0	$(10)
	10/2024	JPY	15,281		106	0	0
	10/2024	KRW	1,050,332		785	0	(12)
	10/2024	PLN	431		112	1	0
	10/2024		$124	CHF	106	1	0
	10/2024		198	CNH	1,409	4	0
	10/2024		81	DKK	544	0	0
	10/2024		1,096	NZD	1,762	23	0
	11/2024	CNH	7,412		$1,027	0	(34)
	11/2024	DKK	544		81	0	0
	11/2024	TWD	11,763		369	0	(5)
	11/2024		$103	CNH	727	1	0
	11/2024		112	PLN	431	0	(1)
	11/2024		102	TWD	3,250	1	0
	12/2024	MXN	10,484		$532	8	(2)

BRC	10/2024	GBP	604		797	0	(11)
	10/2024	ILS	218		59	0	0
	10/2024	NZD	525		331	0	(2)
	10/2024		$4,107	EUR	3,679	0	(12)
	10/2024		179	PLN	689	0	(1)
	10/2024		49	SEK	495	0	0
	11/2024	EUR	3,679		$4,113	12	0
	11/2024	SEK	494		49	0	0
	11/2024	TWD	11,300		359	1	(1)
	11/2024		$331	NZD	525	2	0
	12/2024	TRY	9,083		$242	0	(4)
	12/2024		$542	TRY	20,398	7	0

BSH	10/2024	PEN	218		$58	0	(1)

CBK	10/2024	BRL	310		57	0	0
	10/2024	ILS	373		101	2	0
	10/2024	KRW	752,582		562	0	(9)
	10/2024	PEN	204		55	0	(1)
	10/2024		$57	BRL	311	0	0
	10/2024		264	CNH	1,871	3	0
	10/2024		16	DKK	108	0	0
	10/2024		999	IDR	15,477,120	19	0
	10/2024		101	ILS	368	0	(2)
	10/2024		2,761	INR	232,192	8	0
	10/2024		277	ZAR	5,012	13	0
	11/2024	BRL	922		$164	0	(4)
	11/2024	CNH	16,497		2,304	0	(59)
	11/2024	DKK	108		16	0	0
	11/2024	PEN	999		268	0	(1)
	11/2024	TWD	52,430		1,647	1	(18)
	11/2024		$57	BRL	312	0	0
	12/2024	MXN	6,419		$329	6	0
	12/2024	PEN	153		40	0	(1)
	02/2025		1,198		321	0	(2)

DUB	10/2024	KRW	711,837		533	0	(7)
	10/2024	PLN	533		139	1	0
	10/2024		$517	PLN	1,998	3	(1)
	11/2024		139		534	0	(1)
	02/2025	PEN	2,604		$695	0	(6)

FAR	10/2024	BRL	572		105	0	0
	10/2024	NZD	1,237		778	0	(8)
	10/2024		$1,511	AUD	2,199	9	0
	10/2024		104	BRL	572	1	0
	11/2024	AUD	2,199		$1,512	0	(9)
	11/2024		$778	NZD	1,237	8	0
	12/2024	PEN	657		$173	0	(4)

GLM	10/2024	BRL	205		38	0	0
	10/2024	KRW	143,551		108	0	(1)
	10/2024		$38	BRL	205	0	0
	10/2024		14	IDR	210,044	0	0
	10/2024		50	ILS	184	0	0
	10/2024		260	INR	21,864	1	0
	10/2024		373	PLN	1,480	12	0
	11/2024	CNH	1,211		$172	0	(1)

94	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	MXN	3,981		$199	$0	$(1)
	12/2024		3,074		160	6	0
	12/2024		$38	BRL	206	0	0
	02/2025	MXN	3,493		$172	0	(2)
	04/2025	BRL	3,200		574	2	0
	04/2025	DKK	2,400		355	0	(7)

IND	10/2024	KRW	354,779		265	0	(4)
	10/2024		$91	IDR	1,412,511	1	0

JPM	10/2024	CNH	6,993		$977	0	(22)
	10/2024	DKK	1,230		184	0	0
	10/2024	ILS	865		232	1	(1)
	10/2024	INR	8,748		104	0	0
	10/2024	KRW	398,513		298	0	(4)
	10/2024	NOK	111		11	0	0
	10/2024	PLN	503		129	0	(2)
	10/2024		$198	CNH	1,414	3	0
	10/2024		170	DKK	1,137	0	(1)
	10/2024		177	INR	14,829	0	0
	10/2024		807	PLN	3,130	6	0
	10/2024	ZAR	4,425		$243	0	(12)
	11/2024	CNH	509		72	0	(1)
	11/2024	DKK	1,135		170	1	0
	11/2024	TWD	9,364		291	0	(7)
	11/2024		$10	NOK	111	0	0
	11/2024		304	TWD	9,756	6	0
	12/2024		219	TRY	8,284	5	0
	04/2025	BRL	100		$18	0	0

MBC	10/2024	KRW	1,345,192		1,007	0	(14)
	10/2024	PLN	481		126	1	0
	10/2024	SEK	495		48	0	0
	10/2024		$808	GBP	604	0	0
	10/2024		100	IDR	1,554,235	2	0
	10/2024		11	NOK	115	0	0
	10/2024		815	SGD	1,047	0	0
	11/2024	GBP	604		$808	0	0
	11/2024	SGD	1,045		815	0	0
	11/2024	TWD	9,863		308	0	(5)
	11/2024		$92	CNH	648	1	0
	11/2024		545	PLN	2,104	3	(1)
	12/2024	MXN	113		$6	0	0

MYI	10/2024	CHF	102		120	0	0
	10/2024	DKK	895		133	0	0
	10/2024	KRW	512,067		383	0	(6)
	10/2024	SGD	1,047		804	0	(11)
	10/2024		$2,770	CAD	3,732	0	(11)
	10/2024		161	DKK	1,074	0	0
	10/2024		103	IDR	1,590,655	2	0
	10/2024		105	ZAR	1,932	6	0
	11/2024	CAD	3,729		$2,770	11	0
	11/2024	CNH	1,528		212	0	(7)
	11/2024	DKK	1,072		161	0	0
	11/2024	TWD	13,216		414	0	(6)
	11/2024		$235	CNH	1,663	3	0
	12/2024	MXN	660		$33	0	0
	04/2025	DKK	2,700		399	0	(8)
	04/2025		$1,117	DKK	7,470	9	0

NGF	10/2024		346	IDR	5,344,022	5	0
	10/2024		114	PLN	438	0	(1)

RBC	10/2024		137	KRW	183,035	2	0
	12/2024	MXN	3,567		$180	0	0

SCX	10/2024	CAD	3,731		2,770	11	0
	10/2024	DKK	742		111	0	0
	10/2024	EUR	3,679		4,088	0	(7)
	10/2024	PEN	1,172		310	0	(6)
	10/2024		$1,026	INR	86,232	2	0
	11/2024	CNH	4,030		$556	0	(21)
	11/2024	TWD	3,464		108	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	95

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

SSB	12/2024		$134	MXN	2,563	$0	$(5)

TOR	10/2024	AUD	2,199		$1,491	0	(29)
	10/2024		$71	JPY	10,323	0	0
	11/2024	JPY	10,276		$71	0	0

UAG	10/2024	CHF	2,323		2,765	20	0
	10/2024		$2,732	CHF	2,317	6	0
	10/2024		306	PLN	1,187	3	0
	10/2024		185	ZAR	3,385	11	0
	11/2024	CHF	2,308		$2,732	0	(6)
	11/2024	TWD	35,638		1,129	0	(2)
	04/2025	DKK	2,400		354	0	(8)

Total Forward Foreign Currency Contracts						$341	$(455)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	7,400	$4	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	7,400	7	0

Total Purchased Options							$11	$0

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	200	(1)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	200	(1)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	100	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	300	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	200	(1)	(1)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	100	0	0

Total Written Options							$(16)	$(13)

96	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,744	$(460)	$321	$0	$(139)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYI	Receive	ERAUSLT Index	9,555	5.130% (FEDL01 plus a specified spread)	Monthly	10/02/2024	$69,080	$0	$1,231	$1,231	$0
	Receive	ERAUSST Index	3,884	5.190% (FEDL01 plus a specified spread)	Monthly	07/16/2025	28,695	0	(116)	0	(116)
	Receive	ERAUSST Index	12,904	5.230% (FEDL01 plus a specified spread)	Maturity	09/24/2025	91,368	0	3,416	3,416	0

RBC	Receive	ERAUSST Index	143	5.210% (FEDL01 plus a specified spread)	Monthly	01/08/2025	1,056	0	(4)	0	(4)

								$0	$4,527	$4,647	$(120)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	Abbvie, Inc.	9,388	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$1,854	$0	$0	$0	$0
	Pay	Apple, Inc.	13,000	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	3,029	0	0	0	0
	Pay	Comcast Corp.	38,425	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	1,605	0	0	0	0
	Pay	Procter and Gamble,Co.	12,080	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	2,092	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$(460)	$4,848	$4,647	$(259)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$14	$0	$0	$14	$0	$0	$0	$0	$14	$0	$14
BOA	50	0	0	50	(4)	(1)	(139)	(144)	(94)	51	(43)
BPS	39	0	0	39	(64)	(1)	0	(65)	(26)	0	(26)
BRC	22	0	0	22	(31)	(1)	0	(32)	(10)	0	(10)
BSH	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	52	0	0	52	(97)	0	0	(97)	(45)	0	(45)
DUB	4	0	0	4	(15)	0	0	(15)	(11)	0	(11)
FAR	18	0	0	18	(21)	(6)	0	(27)	(9)	0	(9)
GLM	21	0	0	21	(12)	(3)	0	(15)	6	0	6
IND	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
JPM	22	0	0	22	(50)	0	0	(50)	(28)	0	(28)
MBC	7	0	0	7	(20)	0	0	(20)	(13)	0	(13)
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	31	0	4,647	4,678	(49)	0	(116)	(165)	4,513	(5,067)	(554)
NGF	5	0	0	5	(1)	0	0	(1)	4	0	4
RBC	2	0	0	2	0	0	(4)	(4)	(2)	0	(2)
SCX	13	0	0	13	(36)	0	0	(36)	(23)	0	(23)
SSB	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
TOR	0	0	0	0	(29)	0	0	(29)	(29)	0	(29)
UAG	40	0	0	40	(16)	0	0	(16)	24	0	24

Total Over the Counter	$341	$0	$4,647	$4,988	$(455)	$(13)	$(259)	$(727)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	97

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

(k)

Securities with an aggregate market value of $51 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$13	$0	$25	$38
Swap Agreements	0	0	0	0	250	250

	$0	$0	$13	$0	$275	$288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$341	$0	$341
Swap Agreements	0	0	4,647	0	0	4,647

	$0	$0	$4,647	$341	$0	$4,988

	$0	$0	$4,660	$341	$275	$5,276

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$142	$142
Swap Agreements	0	2	0	0	37	39

	$0	$2	$0	$0	$179	$181

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$455	$0	$455
Written Options	0	0	0	0	13	13
Swap Agreements	0	139	120	0	0	259

	$0	$139	$120	$455	$13	$727

	$0	$141	$120	$455	$192	$908

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	(469)	0	922	453
Swap Agreements	0	170	0	0	189	359

	$0	$170	$(469)	$0	$1,125	$826

98	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(367)	$0	$(367)
Purchased Options	0	0	0	0	(3)	(3)
Written Options	0	0	0	0	84	84
Swap Agreements	0	23	14,000	0	0	14,023

	$0	$23	$14,000	$(367)	$81	$13,737

	$0	$193	$13,531	$(367)	$1,206	$14,563

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(39)	$0	$28	$(11)
Swap Agreements	0	(27)	0	0	(2,675)	(2,702)

	$0	$(27)	$(39)	$0	$(2,647)	$(2,713)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(408)	$0	$(408)
Purchased Options	0	0	0	0	(21)	(21)
Written Options	0	0	0	0	(4)	(4)
Swap Agreements	0	(53)	(6,628)	0	0	(6,681)

	$0	$(53)	$(6,628)	$(408)	$(25)	$(7,114)

	$0	$(80)	$(6,667)	$(408)	$(2,672)	$(9,827)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,502	$0	$10,502
Industrials	0	1,892	0	1,892
Utilities	0	2,335	0	2,335
U.S. Government Agencies	0	85,669	0	85,669
U.S. Treasury Obligations	0	12,562	0	12,562
Non-Agency Mortgage-Backed Securities	0	22,746	800	23,546
Asset-Backed Securities	0	66,542	0	66,542
Sovereign Issues	0	5,977	0	5,977
Common Stocks
Communication Services	1,768	0	0	1,768
Consumer Discretionary	1,139	0	0	1,139
Consumer Staples	2,469	0	0	2,469
Energy	170	0	0	170
Financials	1,720	0	0	1,720
Health Care	3,222	0	0	3,222
Industrials	1,026	0	0	1,026
Information Technology	4,458	0	0	4,458
Materials	63	0	0	63
Short-Term Instruments
Commercial Paper	0	5,532	0	5,532
Repurchase Agreements	0	82,300	0	82,300
U.S. Treasury Bills	0	1,572	0	1,572

	$16,035	$297,629	$800	$314,464

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,808	$0	$0	$11,808

Total Investments	$27,843	$297,629	$800	$326,272

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,897)	$0	$(6,897)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	275	0	288
Over the counter	0	4,988	0	4,988

	$13	$5,263	$0	$5,276

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(177)	0	(181)
Over the counter	0	(588)	(139)	(727)

	$(4)	$(765)	$(139)	$(908)

Total Financial Derivative Instruments	$9	$4,498	$(139)	$4,368

Totals	$27,852	$295,230	$661	$323,743

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	99

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.2%

CORPORATE BONDS & NOTES 14.7%

BANKING & FINANCE 10.3%

Ally Financial, Inc.
5.800% due 05/01/2025		$200	$201

American Express Co.
5.284% due 07/26/2035 •		1,100	1,146

American Tower Corp.
3.800% due 08/15/2029		1,686	1,641

Athene Global Funding
5.620% due 05/08/2026		1,600	1,626

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		567	530

Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,421
5.933% due 09/15/2027 •		1,000	1,030
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	804

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,000	1,004

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		400	401

Bank of Nova Scotia
5.450% due 08/01/2029		1,600	1,675

Barclays PLC
4.837% due 09/10/2028 •		100	101
4.972% due 05/16/2029 •		800	809
5.690% due 03/12/2030 •		200	208
7.437% due 11/02/2033 •		600	693

Citibank NA
4.838% due 08/06/2029		1,100	1,126
5.488% due 12/04/2026		700	720

Credit Suisse AG AT1 Claim		2,612	333

Crown Castle, Inc.
4.900% due 09/01/2029		100	102

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	437
3.547% due 09/18/2031 •		$2,000	1,865

Discover Bank
4.650% due 09/13/2028		1,544	1,545

Equinix, Inc.
1.550% due 03/15/2028		700	639

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	604	663

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		$400	386
4.542% due 08/01/2026		200	198
5.800% due 03/05/2027		600	611
5.800% due 03/08/2029		400	407

GLP Capital LP
5.625% due 09/15/2034		100	102

Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,446	1,438
5.798% due 08/10/2026 •		2,300	2,321
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		500	501
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	409

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	546
2.999% due 03/10/2026 •		3,200	3,171
4.292% due 09/12/2026 •		400	398

Jackson National Life Global Funding
5.600% due 04/10/2026		1,200	1,218

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		400	383
1.578% due 04/22/2027 •		600	575
3.782% due 02/01/2028 •		200	198
5.040% due 01/23/2028 •		400	407
6.070% due 10/22/2027 •		600	622

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank NA
5.110% due 12/08/2026		$2,100	$2,148

Mizuho Financial Group, Inc.
3.477% due 04/12/2026		1,678	1,658

Morgan Stanley
1.512% due 07/20/2027 •		1,200	1,142
2.188% due 04/28/2026 •		900	886
4.130% due 03/19/2027 ~	EUR	500	558
5.656% due 04/18/2030 •		$100	105

Morgan Stanley Bank NA
5.882% due 10/30/2026		1,300	1,347

Nomura Holdings, Inc.
5.783% due 07/03/2034		200	210

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	5,512	689

Nykredit Realkredit AS
1.500% due 10/01/2052		13,869	1,731

Prologis LP
5.000% due 01/31/2035		$300	307

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	8,548	1,068

Royal Bank of Canada
4.875% due 01/19/2027		$1,400	1,426

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		1,678	1,581

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		300	302

UBS Group AG
3.750% due 03/26/2025		1,000	995
4.751% due 05/12/2028 •		1,000	1,007

VICI Properties LP
5.750% due 04/01/2034		100	105

Wells Fargo & Co.
0.625% due 08/14/2030	EUR	1,200	1,152
2.406% due 10/30/2025 •		$300	299
3.196% due 06/17/2027 •		200	196
5.707% due 04/22/2028 •		100	103

			53,626

INDUSTRIALS 2.7%

Bacardi Ltd.
2.750% due 07/15/2026		100	97

Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	198
6.500% due 11/21/2033		200	217

Boeing Co.
2.196% due 02/04/2026		100	96

Broadcom, Inc.
5.150% due 11/15/2031		400	415

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		700	673

DAE Funding LLC
2.625% due 03/20/2025		400	396
3.375% due 03/20/2028		500	478

Dell International LLC
4.900% due 10/01/2026		100	101

Hyundai Capital America
6.288% due 08/04/2025 •		1,600	1,609

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		1,100	1,078

Imperial Brands Finance PLC
3.500% due 07/26/2026		200	196

MPLX LP
2.650% due 08/15/2030		800	720

Nakilat, Inc.
6.067% due 12/31/2033		725	774

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,475
4.345% due 09/17/2027		1,800	1,756
4.810% due 09/17/2030		800	758

Occidental Petroleum Corp.
5.550% due 10/01/2034		1,400	1,422

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	$800	$780

T-Mobile USA, Inc.
2.700% due 03/15/2032	300	265
3.375% due 04/15/2029	500	480

United Airlines Pass-Through Trust
5.450% due 08/15/2038	200	209

		14,193

UTILITIES 1.7%

Edison International
5.750% due 06/15/2027	542	560

Eversource Energy
5.850% due 04/15/2031	1,400	1,488

ONEOK, Inc.
5.050% due 11/01/2034	1,900	1,892

Pacific Gas & Electric Co.
3.000% due 06/15/2028	500	476
4.550% due 07/01/2030	800	794
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	900	900

Southern California Edison Co.
4.875% due 02/01/2027	600	609
5.150% due 06/01/2029	200	208

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	1,900	1,613

		8,540

Total Corporate Bonds & Notes (Cost $77,517)		76,359

U.S. GOVERNMENT AGENCIES 47.6%

Fannie Mae
0.455% due 03/25/2041 •(a)	1,197	125
1.305% due 03/25/2036 •(a)	366	38
4.982% due 12/25/2036 •	19	21

Freddie Mac
1.013% due 07/15/2036 •(a)	648	72
1.243% due 04/15/2036 •(a)	73	7
3.000% due 09/01/2032	1,435	1,398
4.000% due 01/01/2048 - 03/01/2049	1,039	1,013

Ginnie Mae
3.750% due 11/20/2044 •	246	249
6.473% due 04/20/2068 •	755	771

Uniform Mortgage-Backed Security
3.000% due 01/01/2027	273	268
3.500% due 06/01/2045 - 04/01/2048	6,955	6,566

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	10,900	9,784
4.000% due 11/01/2054	32,470	31,212
4.500% due 11/01/2054	14,300	14,065
5.000% due 11/01/2054	20,020	20,011
5.500% due 11/01/2054	26,900	27,214
6.000% due 11/01/2054	67,100	68,581
6.500% due 11/01/2054	64,390	66,354

Total U.S. Government Agencies (Cost $248,798)		247,749

U.S. TREASURY OBLIGATIONS 8.8%

U.S. Treasury Bonds
4.625% due 05/15/2044	6,100	6,467

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)(k)	1,461	1,435
0.125% due 10/15/2025 (k)	970	951
0.250% due 01/15/2025 (i)(k)	10,092	9,969
0.375% due 07/15/2025	11,141	10,982
0.625% due 01/15/2026 (i)(k)	1,456	1,428
0.625% due 07/15/2032 (k)	8,660	8,113
2.125% due 04/15/2029	6,000	6,168

Total U.S. Treasury Obligations (Cost $45,193)		45,513

100	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 14.5%

Adjustable Rate Mortgage Trust
5.545% due 01/25/2036 ~		$903	$699
5.592% due 09/25/2035 ~		7	7

AG Trust
7.112% due 07/15/2041 •		2,700	2,706

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		253	176

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	2,060	2,756

BAMLL Commercial Mortgage Securities Trust
2.829% due 01/15/2032		$1,000	591

Banc of America Funding Trust
5.495% due 04/20/2047 •		30	24
7.621% due 09/20/2034 ~		3	3

BCAP LLC Trust
5.250% due 04/26/2037		47	27

Bear Stearns Adjustable Rate Mortgage Trust
5.069% due 01/25/2035 ~		2	2
5.262% due 07/25/2034 ~		45	42
5.495% due 02/25/2034 ~		3	3
6.272% due 01/25/2033 ~		245	242
6.900% due 04/25/2033 ~		9	9
7.480% due 08/25/2033 ~		20	19

Bear Stearns ALT-A Trust
5.454% due 05/25/2035 ~		12	12
5.469% due 01/25/2036 •		41	39

BX Trust
5.846% due 04/15/2039 •		961	945

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,599	1,461
3.500% due 06/25/2062 ~		2,885	2,714

CIM Trust
5.000% due 05/25/2062 ~		1,759	1,760
6.639% due 12/25/2067 þ		577	584

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		2,569	2,571

Colony Mortgage Capital Ltd.
6.711% due 11/15/2038 •		3,200	3,062

Countrywide Alternative Loan Trust
5.329% due 05/25/2047 •		101	95
5.369% due 08/25/2037 •		94	59
5.500% due 11/25/2035		42	25
5.609% due 11/25/2035 •		1,816	1,503
5.715% due 12/20/2035 •		370	341
6.123% due 12/25/2035 •		53	47
6.250% due 08/25/2036		1,124	652

Countrywide Home Loan Mortgage Pass-Through Trust
4.844% due 09/25/2047 ~		1	1
5.629% due 02/25/2035 •		12	11

Credit Suisse First Boston Mortgage Securities Corp.
6.059% due 03/25/2032 ~		4	4

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		2,077	1,854

Cross Mortgage Trust
6.615% due 03/25/2068 þ		1,546	1,573

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.719% due 10/25/2047 •		1,648	1,294

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		2,660	2,678

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •	GBP	60	80

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •		$3,000	3,008

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~		2	1

HarborView Mortgage Loan Trust
5.299% due 07/19/2047 •		1,600	1,509
5.489% due 12/19/2036 •		461	355

IndyMac INDX Mortgage Loan Trust
5.449% due 07/25/2035 •		1	1
5.609% due 07/25/2045 •		31	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		$3,400	$3,024
6.194% due 02/15/2035 •		678	675

JP Morgan Mortgage Trust
5.613% due 04/25/2037 ~		33	25

Legacy Mortgage Asset Trust
4.875% due 10/25/2068 þ		662	664

Lehman XS Trust
5.329% due 12/25/2036 •		658	627
5.469% due 08/25/2037 •		422	407

Luminent Mortgage Trust
4.379% due 04/25/2036 ~		2,623	1,784

MASTR Adjustable Rate Mortgages Trust
5.179% due 04/25/2046 •		3	2
5.579% due 10/25/2033 ~		343	296

Merrill Lynch Alternative Note Asset Trust
5.369% due 03/25/2037 •		3,876	950

Merrill Lynch Mortgage Investors Trust
5.469% due 11/25/2035 •		88	84
6.263% due 05/25/2033 ~		21	21

Merrill Lynch Mortgage-Backed Securities Trust
4.271% due 04/25/2037 ~		7	6

MFA Trust
4.400% due 03/25/2068 þ		1,127	1,113
6.775% due 10/25/2058 þ		1,020	1,040

MSDB Trust
3.427% due 07/11/2039 ~		4,000	3,689

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		326	309
6.864% due 10/25/2063 þ		2,330	2,374

OBX Trust
5.949% due 02/25/2063 þ		1,153	1,165
6.113% due 03/25/2063 þ		869	877
6.567% due 06/25/2063 þ		857	871
7.045% due 09/25/2063 þ		2,298	2,354

PHH Alternative Mortgage Trust
5.289% due 02/25/2037 •		1,262	934

PRET LLC
7.021% due 02/25/2054 þ		780	787

PRPM LLC
4.000% due 06/25/2053 þ		1,725	1,698

Residential Accredit Loans, Inc. Trust
5.309% due 01/25/2037 •		1,217	1,054

Sequoia Mortgage Trust
5.133% due 01/20/2047 ~		3	3
5.768% due 03/20/2035 •		2	2

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •	GBP	523	703

Structured Adjustable Rate Mortgage Loan Trust
4.027% due 11/25/2035 ~		$357	331

Structured Asset Mortgage Investments Trust
5.779% due 02/19/2035 •		16	15

Thornburg Mortgage Securities Trust
5.789% due 06/25/2047 •		5	5

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	1,319	1,768

Trinity Square PLC
5.946% due 07/15/2059 ~		570	765

Verus Securitization Trust
4.260% due 02/25/2067 þ		$1,113	1,082
6.193% due 03/25/2068 þ		1,158	1,169
6.476% due 06/25/2068 þ		969	984
7.070% due 10/25/2068 þ		1,560	1,601

WaMu Mortgage Pass-Through Certificates Trust
3.745% due 01/25/2037 ~		2	2
3.843% due 04/25/2037 ~		6	5
4.240% due 12/25/2036 ~		2	2
4.286% due 12/25/2046 •		120	106
5.933% due 07/25/2047 •		278	229
6.003% due 10/25/2046 •		3,173	2,705

Washington Mutual Mortgage Pass-Through Certificates Trust
5.873% due 02/25/2047 •		1,273	1,150
6.093% due 05/25/2046 •		3	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		$727	$640
7.097% due 07/25/2037 ~		24	22

Total Non-Agency Mortgage-Backed Securities (Cost $77,143)			75,691

ASSET-BACKED SECURITIES 33.4%

ABFC Trust
5.704% due 03/25/2035 •		1,140	1,086

ACHV ABS Trust
5.430% due 10/27/2031		1,600	1,608

American Express Credit Account Master Trust
4.870% due 05/15/2028		1,600	1,620

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		1,671	1,681

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.914% due 07/25/2035 •		4,182	4,095

Arbor Realty Commercial Real Estate Notes Ltd.
7.497% due 05/15/2037 •		1,200	1,200
7.997% due 05/15/2037 •		1,200	1,198

Argent Securities Trust
5.079% due 09/25/2036 •		680	223
5.449% due 06/25/2036 •		2,029	559

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		1,300	1,347
6.120% due 04/20/2027		3,300	3,365

BA Credit Card Trust
4.790% due 05/15/2028		1,700	1,718

Bank of America Auto Trust
5.830% due 05/15/2026		874	876

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •		2,800	2,817

Black Diamond CLO DAC
4.522% due 05/15/2032 •	EUR	1,791	1,993

Cairn CLO DAC
4.465% due 10/15/2031 •		841	934

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •		1,160	1,289
4.432% due 08/15/2032 •		2,298	2,555

Carrington Mortgage Loan Trust
5.229% due 02/25/2037 •		$2,696	2,553

Carvana Auto Receivables Trust
5.380% due 03/12/2029		600	613
5.420% due 04/10/2028		1,000	1,008
5.980% due 08/10/2026		87	87
6.410% due 09/10/2027		602	606

Chase Issuance Trust
4.720% due 01/15/2031		3,000	3,077

Citigroup Mortgage Loan Trust
5.269% due 12/25/2036 •		2,964	1,193
5.289% due 09/25/2036 •		3,140	2,412

Citizens Auto Receivables Trust
5.110% due 04/17/2028		300	303
5.430% due 10/15/2026		400	400
6.130% due 07/15/2026		533	535

College Avenue Student Loans LLC
7.180% due 05/25/2055 •		2,872	2,920

Countrywide Asset-Backed Certificates Trust
5.369% due 02/25/2037 •		390	364
5.469% due 01/25/2046 •		4,219	4,027
5.569% due 06/25/2036 •		34	34

CPS Auto Receivables Trust
4.910% due 06/15/2028		2,000	2,002
5.710% due 09/15/2027		349	350

CRB Securitization Trust
6.960% due 10/20/2033		829	839

Drive Auto Receivables Trust
5.830% due 12/15/2026		1,007	1,009

DT Auto Owner Trust
6.290% due 08/16/2027		1,163	1,168

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	101

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		$2,000	$1,998
4.640% due 01/15/2030		1,600	1,598
5.530% due 10/15/2026		424	424

Fifth Third Auto Trust
5.800% due 11/16/2026		477	479

Ford Credit Auto Owner Trust
4.650% due 02/15/2028		600	602

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		1,867	1,850

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		958	965

Fremont Home Loan Trust
5.629% due 01/25/2036 •		340	326

Galaxy CLO Ltd.
6.533% due 10/15/2030 •		411	411

GECU Auto Receivables Trust
5.950% due 03/15/2027		933	936

GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029		2,444	2,473
5.570% due 02/16/2027		1,817	1,820
5.700% due 01/15/2027		680	681
6.040% due 03/15/2027		577	579

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	1,020
6.270% due 08/16/2027		1,511	1,521

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		900	912

GoldenTree Loan Management EUR CLO DAC
4.588% due 01/20/2032 •	EUR	6,938	7,720

GSAA Home Equity Trust
5.209% due 06/25/2036 •		$573	113

GSAMP Trust
5.229% due 12/25/2046 •		1,625	854

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	926	1,028

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$1,600	1,591
1.990% due 06/25/2026		600	591
5.440% due 01/25/2029		2,300	2,349
5.490% due 06/25/2027		300	303

Home Equity Mortgage Loan Asset-Backed Trust
5.179% due 04/25/2037 •		214	152

HSI Asset Securitization Corp. Trust
5.189% due 12/25/2036 •		7,936	2,128

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		1,400	1,425
5.290% due 04/15/2027		1,388	1,394

JP Morgan Mortgage Acquisition Trust
5.269% due 07/25/2036 •		551	239

KKR CLO Ltd.
6.513% due 07/15/2030 •		315	315

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		609	590

Long Beach Mortgage Loan Trust
5.944% due 04/25/2035 •		421	418

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	1,058
4.365% due 10/15/2030 •		99	110
5.385% due 10/15/2032 •		2,300	2,562

Marlette Funding Trust
5.950% due 11/15/2032		$694	695

Master Credit Card Trust
6.191% due 01/21/2027 •		3,100	3,110

MASTR Asset-Backed Securities Trust
5.289% due 10/25/2036 •		2,542	1,281
5.449% due 03/25/2036 •		362	220

MF1 Ltd.
6.715% due 02/19/2037 •		2,900	2,853

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 01/25/2037 •		2,099	951
5.099% due 02/25/2037 •		1,999	1,819
5.249% due 08/25/2036 •		3,538	1,804

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Home Equity Loan Trust
5.139% due 04/25/2037 •		$2,099	$1,105

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •		312	86

Mountain View CLO LLC
6.638% due 10/16/2029 •		193	193

Nelnet Student Loan Trust
5.815% due 04/20/2062 •		1,136	1,128
6.640% due 02/20/2041		211	215
7.545% due 02/20/2041 •		211	211

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.629% due 10/25/2036 •		1,394	315

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		900	900

NovaStar Mortgage Funding Trust
5.289% due 10/25/2036 •		1,926	839

Octane Receivables Trust
5.870% due 05/21/2029		1,079	1,085

Ownit Mortgage Loan Trust
5.869% due 10/25/2036 •		237	230

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		52	52
5.331% due 01/15/2032		5,000	5,014
6.060% due 03/15/2030		260	260
7.128% due 06/16/2031		100	100
7.600% due 12/16/2030		266	267

Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •	EUR	1,896	2,112

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.844% due 10/25/2034 •		$1,131	1,009

PFP Ltd.
7.371% due 08/19/2035 •		1,964	1,976

PRET LLC
4.744% due 07/25/2051 þ		576	570
4.843% due 09/25/2051 þ		1,822	1,817
4.868% due 07/25/2051 þ		631	624

Reach ABS Trust
7.050% due 02/18/2031		104	104

Ready Capital Mortgage Financing LLC
7.407% due 10/25/2039 •		2,239	2,254

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		338	339
5.380% due 11/25/2030		632	631
7.130% due 01/26/2032		368	372

Residential Asset Mortgage Products Trust
5.644% due 11/25/2035 •		1,098	1,084

Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		350	350
6.180% due 02/16/2027		1,046	1,049

Securitized Asset-Backed Receivables LLC Trust
5.689% due 10/25/2035 •		2,650	2,276

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	2,130	2,367

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		$465	466

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,447	1,303
1.340% due 03/17/2053		729	674
2.850% due 11/16/2054		808	757
5.941% due 01/15/2053 •		1,538	1,521
6.892% due 11/15/2052 •		414	418

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,038	989

Soundview Home Loan Trust
5.049% due 06/25/2037 •		483	326
5.229% due 02/25/2037 •		1,208	350

Starwood Mortgage Trust
7.142% due 11/15/2038 •		4,500	4,419

Synchrony Card Funding LLC
4.930% due 07/15/2030		2,500	2,552

Theorem Funding Trust
7.600% due 04/15/2029		627	633

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	1,626	$1,810

Toro European CLO DAC
4.624% due 01/12/2032 •		9,085	10,096

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		$667	672

Upstart Securitization Trust
3.120% due 03/20/2032		82	82

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		188	181

Veros Auto Receivables Trust
7.120% due 11/15/2028		873	878

VMC Finance LLC
7.241% due 02/18/2039 •		1,881	1,872

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		953	956

Total Asset-Backed Securities (Cost $182,469)			173,821

SOVEREIGN ISSUES 3.6%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	14,000	2,436

Israel Government International Bond
1.750% due 08/31/2025	ILS	200	52

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	25,236	1,119
3.000% due 12/03/2026 (f)		19,793	948
4.000% due 11/30/2028 (f)		5,237	257
4.000% due 08/24/2034 (f)		51,957	2,458

Peru Government International Bond
5.400% due 08/12/2034	PEN	100	25
6.150% due 08/12/2032		17,000	4,659
6.900% due 08/12/2037		300	84
6.950% due 08/12/2031		900	260
7.300% due 08/12/2033		900	263
7.600% due 08/12/2039		300	88

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	14,200	736
8.000% due 01/31/2030		15,400	861
8.250% due 03/31/2032		7,300	396
8.500% due 01/31/2037		9,600	483
9.000% due 01/31/2040		41,500	2,103

Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	21,700	629
51.594% due 05/20/2026 ~		300	9
51.594% due 08/19/2026 ~		100	3
51.594% due 05/17/2028 ~		24,000	698

Total Sovereign Issues (Cost $18,065)			18,567

		SHARES
COMMON STOCKS 8.0%

COMMUNICATION SERVICES 0.7%

Comcast Corp. ‘A’		75,602	3,158

Verizon Communications, Inc.		3,836	172

Walt Disney Co.		3,836	369

			3,699

CONSUMER DISCRETIONARY 0.7%

Amazon.com, Inc. (c)		3,836	715

Home Depot, Inc.		3,836	1,554

McDonald’s Corp.		3,836	1,168

NIKE, Inc. ‘B’		3,836	339

			3,776

CONSUMER STAPLES 1.0%

Coca-Cola Co.		3,836	275

Procter & Gamble Co.		27,603	4,781

Walmart, Inc.		3,836	310

			5,366

102	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
ENERGY 0.1%

Chevron Corp.	3,836	$565

FINANCIALS 1.1%

American Express Co.	3,836	1,040

Goldman Sachs Group, Inc.	3,836	1,899

JPMorgan Chase & Co.	3,836	809

Travelers Cos., Inc.	3,836	898

Visa, Inc. ‘A’	3,836	1,055

		5,701

HEALTH CARE 1.6%

AbbVie, Inc.	18,470	3,647

Amgen, Inc.	3,836	1,236

Johnson & Johnson	3,836	622

Merck & Co., Inc.	3,836	436

UnitedHealth Group, Inc.	3,836	2,243

		8,184

INDUSTRIALS 0.7%

3M Co.	3,836	525

Boeing Co. (c)	3,836	583

Caterpillar, Inc.	3,836	1,500

Honeywell International, Inc.	3,836	793

		3,401

INFORMATION TECHNOLOGY 2.1%

Apple, Inc.	29,414	6,853

Cisco Systems, Inc.	3,836	204

Intel Corp.	3,836	90

International Business Machines Corp.	3,836	848

	SHARES	MARKET VALUE (000S)

Microsoft Corp.	3,836	$1,651

Salesforce, Inc.	3,836	1,050

		10,696

MATERIALS 0.0%

Dow, Inc.	3,836	210

Total Common Stocks (Cost $39,210)		41,598

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.6%

COMMERCIAL PAPER 1.9%

Constellation Brands, Inc.
5.100% due 10/07/2024	$2,250	2,248

Crown Castle, Inc.
5.270% due 10/29/2024	1,630	1,623
5.300% due 10/24/2024	860	857

Entergy Corp.
5.600% due 10/15/2024	250	249

Harley-Davidson Financial Services, Inc.
5.970% due 10/17/2024	700	698

Jones Lang LaSalle Finance BV
5.380% due 10/09/2024	1,040	1,039
5.400% due 10/09/2024	250	250

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	2,730	2,723

Southern California Edison Co.
5.500% due 10/04/2024	290	290

		9,977

REPURCHASE AGREEMENTS (g) 17.8%
		92,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.9%
4.924% due 10/01/2024 - 12/19/2024 (d)(e)(k)	$4,712	$4,684

Total Short-Term Instruments (Cost $107,262)		107,261

Total Investments in Securities (Cost $795,657)		786,559

	SHARES
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short-Term Floating NAV Portfolio III	1,888,347	18,387

Total Short-Term Instruments (Cost $18,430)		18,387

Total Investments in Affiliates (Cost $18,430)		18,387

Total Investments 154.7% (Cost $814,087)		$804,946

Financial Derivative Instruments (h)(j) (0.9)% (Cost or Premiums, net $9,766)		(4,576)

Other Assets and Liabilities, net (53.8)%		(280,059)

Net Assets 100.0%		$520,311

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.980%	09/30/2024	10/01/2024	$51,300	U.S. Treasury Notes 0.750% due 05/31/2026	$(52,335)	$51,300	$51,307
	5.250	09/30/2024	10/01/2024	3,100	U.S. Treasury Notes 0.750% due 08/31/2026	(3,162)	3,100	3,101
DEU	4.990	10/01/2024	10/02/2024	38,200	U.S. Treasury Inflation Protected Securities 1.250% due 04/15/2028	(39,012)	38,200	38,200

Total Repurchase Agreements						$(94,509)	$92,600	$92,608

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	103

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$21,800	$(20,179)	$(20,319)

Total Short Sales (3.9)%				$(20,179)	$(20,319)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$54,408	$0	$0	$54,408	$(55,497)	$(1,089)
DEU	38,200	0	0	38,200	(39,012)	(812)

Total Borrowings and Other Financing Transactions	$92,608	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	3	$3	$(2)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	3	3	(1)	(1)

Total Written Options					$(3)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index December Futures	12/2024	23	$6,686	$165	$27	$0
Euro STOXX 50 December Futures	12/2024	29	1,624	55	14	(22)
FTSE 100 Index December Futures	12/2024	4	443	(3)	2	(5)
Nikkei 225 Index December Futures	12/2024	7	928	63	16	(44)
U.S. Treasury 2-Year Note December Futures	12/2024	142	29,570	15	0	(53)
U.S. Treasury 5-Year Note December Futures	12/2024	668	73,402	123	0	(245)
U.S. Treasury 10-Year Note December Futures	12/2024	456	52,112	53	0	(207)
U.S. Treasury 10-Year Ultra December Futures	12/2024	188	22,240	63	0	(97)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	70	9,317	(46)	0	(55)

				$488	$59	$(728)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	107	$(25,669)	$(79)	$24	$0
3-Month SOFR Active Contract September Futures	12/2024	107	(25,485)	(57)	6	0
E-Mini DJIA Index December Futures	12/2024	116	(24,733)	(502)	8	0
Euro-Bund 10-Year Bond December Futures	12/2024	15	(2,253)	(34)	0	(7)
Euro-Buxl 30-Year Bond December Futures	12/2024	6	(910)	(9)	0	(7)
U.S. Treasury 30-Year Bond December Futures	12/2024	5	(621)	8	3	0

				$(673)	$41	$(14)

Total Futures Contracts				$(185)	$100	$(742)

104	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.341%		$700	$12	$(4)	$8	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		200	(1)	5	4	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.367	EUR	300	0	7	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		$400	1	0	1	0	0

							$12	$8	$20	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$1,800	$108	$34	$142	$1	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	4,500	330	5	335	1	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	300	7	0	7	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	11,300	227	33	260	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	19,500	440	2	442	(1)	(1)

					$1,112	$74	$1,186	$1	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	26,370	$448	$123	$571	$0	$(14)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	13	12	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	1,235,000	(10)	(155)	(165)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$40,200	594	(306)	288	27	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,420	(50)	36	(14)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		35,800	(83)	(61)	(144)	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		1,420	0	(9)	(9)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		36,000	200	(620)	(420)	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,800	278	(123)	155	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,500	(3)	(17)	(20)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		11,000	100	(285)	(185)	30	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		17,200	70	(516)	(446)	43	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		7,090	225	(41)	184	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,300	409	(83)	326	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		24,700	210	(164)	46	74	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,600	19	(236)	(217)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,200	1,750	(240)	1,510	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	(1,767)	1,457	152	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,700	202	(202)	0	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		23,300	(332)	(399)	(731)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		300	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		400	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		400	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		500	(2)	(8)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		400	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		500	(2)	(10)	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		300	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		400	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		400	(2)	(5)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		300	(1)	2	1	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	105

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.280%	Annual	09/16/2034		$400	$(2)	$4	$2	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		400	(1)	4	3	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		26,400	(166)	(862)	(1,028)	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		5,100	78	(289)	(211)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	2,879	5,457	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	209	55	264	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,060	167	172	339	11	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		15,650	244	(914)	(670)	60	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	200	0	(4)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		300	(1)	0	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(5)	(6)	0	(2)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		300	(1)	0	(1)	0	(1)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		9,250	77	84	161	54	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		3,900	(5)	5	0	0	(40)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,400	(66)	462	396	0	(30)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	200	0	(12)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		200	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		230	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		80	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(17)	(18)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(19)	(20)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(11)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(17)	(18)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		300	(1)	(19)	(20)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(4)	(5)	0	(1)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	11,440	(39)	(52)	(91)	0	(5)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		9,760	(34)	(46)	(80)	0	(5)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		21,200	0	274	274	11	0

							$10,257	$(3,497)	$6,760	$1,035	$(135)

Total Swap Agreements							$11,381	$(3,415)	$7,966	$1,036	$(136)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$100	$1,036	$1,136		$(1)	$(742)	$(136)	$(879)

(i)

Securities with an aggregate market value of $9,204 and cash of $11,944 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

106	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CNH	15,445		$2,159	$0	$(48)
	10/2024		$974	CNH	6,978	23	0

BOA	10/2024	HKD	34,520		$4,434	0	(8)
	10/2024	IDR	2,751,562		181	0	0
	10/2024	INR	34,976		417	0	0
	10/2024	KRW	1,266,914		947	0	(14)
	10/2024	PEN	323		86	0	(1)
	10/2024		$199	CNH	1,438	7	0
	10/2024		781	GBP	597	17	0
	10/2024		314	KRW	420,763	5	0
	10/2024		2,987	MYR	12,630	75	0
	10/2024		329	PLN	1,280	3	0
	10/2024		183	SGD	237	2	0
	10/2024		2,199	ZAR	40,359	134	0
	11/2024	PEN	108		$29	0	0
	11/2024		$6,387	TWD	206,634	174	(1)

BPS	10/2024	BRL	40,180		$7,375	0	(1)
	10/2024	CAD	391		290	0	0
	10/2024	CNH	25,316		3,536	0	(82)
	10/2024	CNY	200		28	0	0
	10/2024	DKK	2,373		355	0	0
	10/2024	EUR	557		617	0	(3)
	10/2024	HKD	122,823		15,769	0	(33)
	10/2024	JPY	5,185,777		36,015	0	(66)
	10/2024	KRW	3,851,637		2,878	0	(45)
	10/2024	PLN	1,517		396	2	0
	10/2024		$7,205	BRL	40,180	170	0
	10/2024		2,117	CNH	15,129	44	0
	10/2024		1,995	EUR	1,802	12	(1)
	10/2024		185	HUF	66,717	1	0
	10/2024		3,768	NZD	6,054	78	0
	10/2024		4,493	SEK	45,875	24	0
	11/2024	CNH	52,176		$7,240	0	(231)
	11/2024	TWD	182,310		5,715	0	(72)
	11/2024		$231	CNH	1,620	1	0
	11/2024		355	DKK	2,369	0	(1)
	11/2024		396	PLN	1,518	0	(2)
	11/2024		1,092	TWD	34,853	14	0
	12/2024	MXN	23,471		$1,191	17	(4)
	01/2025	BRL	28,619		5,091	0	(105)

BRC	10/2024	GBP	13,911		18,352	0	(246)
	10/2024	ILS	600		162	1	0
	10/2024	MYR	21,227		5,005	0	(141)
	10/2024	NZD	2,035		1,283	0	(10)
	10/2024	SEK	45,864		4,533	17	0
	10/2024		$1,216	AUD	1,788	20	0
	10/2024		38	CHF	32	0	0
	10/2024		313	MYR	1,349	14	0
	10/2024		632	PLN	2,426	0	(2)
	11/2024	CHF	32		$38	0	0
	11/2024		$1,077	NZD	1,704	6	0
	11/2024		0	PLN	1	0	0
	11/2024		4,533	SEK	45,791	0	(17)
	12/2024	TRY	26,889		$717	0	(11)
	12/2024		$1,989	TRY	74,708	20	0

BSH	10/2024	PEN	546		$145	0	(2)

CBK	10/2024	DKK	472		71	0	0
	10/2024	ILS	742		202	3	(1)
	10/2024	KRW	2,759,774		2,063	0	(31)
	10/2024	PEN	309		82	0	(1)
	10/2024	THB	435,044		13,087	0	(446)
	10/2024		$3,751	CNH	26,586	48	0
	10/2024		2,967	IDR	45,946,979	55	0
	10/2024		201	ILS	735	0	(4)
	10/2024		15,996	INR	1,345,353	45	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	107

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$3,686	JPY	520,400	$0	$(66)
	10/2024		546	PHP	30,485	0	(3)
	10/2024		1,393	ZAR	25,292	69	0
	11/2024	CNH	76,495		$10,684	0	(270)
	11/2024	PEN	2,798		751	0	(4)
	11/2024	TWD	791,620		24,838	8	(301)
	11/2024		$462	CNH	3,266	6	0
	11/2024		71	DKK	471	0	0
	11/2024		429	TWD	13,523	0	0
	12/2024	MXN	19,255		$986	19	0
	12/2024	PEN	162		43	0	(1)
	02/2025		3,894		1,042	0	(7)
	09/2025	ILS	199		53	0	(1)

CIB	10/2024	INR	76,443		909	0	(2)

DUB	10/2024	KRW	2,610,353		1,955	0	(25)
	10/2024	PLN	1,878		490	2	0
	10/2024		$7,936	MYR	33,633	217	0
	10/2024		1,620	PLN	6,257	8	(2)
	11/2024		490		1,880	0	(2)
	02/2025	PEN	7,712		$2,059	0	(19)

FAR	10/2024	BRL	40,103		7,259	0	(103)
	10/2024	JPY	450,031		3,134	2	0
	10/2024	NZD	4,018		2,526	0	(27)
	10/2024		$17,345	AUD	25,235	101	0
	10/2024		7,361	BRL	40,103	1	0
	10/2024		74,870	EUR	66,954	0	(340)
	10/2024		65,638	JPY	9,455,801	153	0
	11/2024	AUD	25,235		$17,354	0	(101)
	11/2024	EUR	66,954		74,973	340	0
	11/2024	JPY	9,412,217		65,638	0	(153)
	11/2024		$2,526	NZD	4,019	27	0
	12/2024	PEN	1,806		$476	0	(11)

GLM	10/2024		$56	IDR	864,029	1	0
	10/2024		100	ILS	370	0	0
	10/2024		1,478	INR	124,293	4	0
	10/2024		579	MYR	2,392	1	0
	10/2024		1,313	PLN	5,211	41	0
	11/2024	MXN	9,952		$498	0	(3)
	11/2024	TWD	663		21	0	0
	11/2024		$1,004	TWD	32,566	30	0
	12/2024	MXN	9,224		$481	18	0
	02/2025		7,820		384	0	(5)
	04/2025	BRL	13,700		2,460	11	(1)
	04/2025	DKK	10,400		1,537	0	(29)

IND	10/2024	KRW	1,300,997		972	0	(16)
	10/2024		$320	IDR	4,943,805	5	0
	10/2024		148	MYR	641	7	0
	11/2024		401	TWD	12,723	3	0

JPM	10/2024	CNH	35,357		$4,941	0	(112)
	10/2024	DKK	4,955		743	3	0
	10/2024	GBP	365		480	0	(9)
	10/2024	ILS	2,632		705	3	(4)
	10/2024	KRW	1,461,379		1,093	0	(16)
	10/2024	NOK	1,739		164	0	0
	10/2024		$1,403	CNH	9,965	21	0
	10/2024		802	DKK	5,363	0	(1)
	10/2024		50	IDR	778,158	1	0
	10/2024		508	ILS	1,839	0	(14)
	10/2024		306	KRW	401,576	0	(1)
	10/2024		2,109	PLN	8,174	15	(1)
	10/2024		494	SGD	642	6	0
	10/2024		157	ZAR	2,891	10	0
	10/2024	ZAR	15,230		$855	0	(25)
	11/2024	CNH	21,428		3,008	0	(60)
	11/2024	TWD	110,530		3,411	0	(97)
	11/2024		$743	DKK	4,946	0	(3)
	11/2024		164	NOK	1,738	0	0
	11/2024		595	TWD	18,817	2	0
	12/2024	MXN	4,079		$209	4	0
	12/2024		$363	CLP	342,178	17	0
	12/2024		640	TRY	24,164	15	0
	04/2025	BRL	300		$53	0	0

108	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2024	JPY	4,559,599		$31,600	$0	$(125)
	10/2024	KRW	4,932,910		3,693	0	(50)
	10/2024	MYR	46,263		10,647	0	(568)
	10/2024	PLN	1,694		444	4	0
	10/2024		$994	AUD	1,492	37	0
	10/2024		5,896	CAD	7,921	0	(39)
	10/2024		1,919	CHF	1,621	0	(4)
	10/2024		4,934	CNY	34,736	25	0
	10/2024		18,296	GBP	13,679	0	(8)
	10/2024		301	IDR	4,662,704	6	0
	10/2024		630	JPY	90,100	0	(3)
	10/2024		145	NOK	1,525	0	0
	10/2024		7,159	SGD	9,197	0	(3)
	10/2024		159	ZAR	2,928	10	0
	11/2024	CAD	7,915		$5,896	39	0
	11/2024	CNH	2,602		365	0	(7)
	11/2024	GBP	13,679		18,295	7	0
	11/2024	SGD	9,181		7,159	3	0
	11/2024	TWD	152,866		4,772	0	(81)
	11/2024		$275	CNH	1,941	3	0
	11/2024		1,537	PLN	5,932	7	(4)

MYI	10/2024	CHF	1,146		$1,352	0	(2)
	10/2024	DKK	4,681		700	1	0
	10/2024	EUR	69,413		77,360	93	0
	10/2024	KRW	1,877,785		1,404	0	(21)
	10/2024	MYR	25,058		5,915	0	(159)
	10/2024	SGD	10,075		7,737	0	(102)
	10/2024		$138	CZK	3,194	4	0
	10/2024		581	DKK	3,900	1	0
	10/2024		308	IDR	4,771,949	6	0
	10/2024		27	NOK	283	0	0
	10/2024		847	ZAR	15,509	50	0
	10/2024	ZAR	2,645		$143	0	(9)
	11/2024	CNH	1,340		185	0	(7)
	11/2024	TWD	108,504		3,443	7	(8)
	11/2024		$700	DKK	4,673	0	(1)
	12/2024	CLP	128,473		$143	0	0
	12/2024	MXN	5,157		261	3	(1)
	04/2025	DKK	11,400		1,683	0	(34)
	04/2025		$4,741	DKK	31,720	38	0

NGF	10/2024		988	IDR	15,268,633	16	0

RBC	12/2024	MXN	10,700		$539	1	0

SCX	10/2024	JPY	13,445		93	0	0
	10/2024	PEN	1,806		479	0	(8)
	10/2024		$482	DKK	3,236	2	0
	10/2024		1,347	EUR	1,213	4	0
	10/2024		50	IDR	773,850	1	0
	10/2024		5,986	INR	503,102	12	0
	11/2024	BRL	1,732		$317	0	0
	11/2024	CNH	30,937		4,272	0	(158)
	11/2024	TWD	31,823		987	0	(23)
	11/2024		$1,668	CNH	11,840	27	0
	11/2024		429	TWD	13,525	0	0

SSB	10/2024		10	CHF	9	0	0
	10/2024		354	KRW	470,399	3	0
	12/2024		401	MXN	7,690	0	(15)

TOR	10/2024	AUD	28,515		$19,339	0	(375)
	10/2024	CAD	7,736		5,747	28	0
	10/2024		$666	JPY	96,304	4	0
	10/2024	ZAR	7,965		$447	0	(14)
	11/2024	JPY	95,862		666	0	(4)

UAG	10/2024	CHF	35,551		42,316	311	0
	10/2024		$41,304	CHF	35,035	91	0
	10/2024		317	JPY	45,447	0	(1)
	10/2024		885	PLN	3,439	8	0
	10/2024		1,072	ZAR	19,622	62	0
	11/2024	CHF	34,905		$41,305	0	(93)
	11/2024	JPY	45,238		317	1	0
	11/2024	TWD	103,674		3,285	0	(6)
	11/2024		$31	PLN	120	0	0
	04/2025	DKK	10,200		$1,505	0	(32)

Total Forward Foreign Currency Contracts						$3,118	$(5,430)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	109

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	32,300	$19	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	31,900	28	1

Total Purchased Options							$47	$1

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290%	10/24/2024	300	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	300	(1)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	300	(1)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	300	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	500	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	500	(2)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	600	(2)	(2)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	200	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	300	(1)	(1)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	300	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	300	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	500	(2)	(1)

Total Written Options							$(43)	$(32)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$2,180	$(577)	$403	$0	$(174)

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,833	(1,039)	733	0	(306)

						$(1,616)	$1,136	$0	$(480)

110	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	2,866	5.530% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$36,135	$0	$155	$155	$0

BRC	Receive	RALVEIET Index	888,835	5.730% (FEDL01 plus a specified spread)	Monthly	10/16/2024	148,533	0	(642)	0	(642)
	Pay	NDUEEGF Index	1,672	4.930% (FEDL01 plus a specified spread)	Monthly	03/05/2025	1,043	0	4	4	0

CBK	Receive	RALVEIIT Index	379,711	5.250% (FEDL01 plus a specified spread)	Monthly	02/05/2025	109,121	0	(448)	0	(448)
	Pay	NDDUWXUS Index	4,019	4.970% (FEDL01 plus a specified spread)	Monthly	04/16/2025	35,770	0	(623)	0	(623)

GST	Pay	S&P 500 Total Return Index	19	5.260% (FEDL01 plus a specified spread)	Monthly	10/02/2024	235	0	(4)	0	(4)
	Pay	NDDUWXUS Index	185	4.830% (FEDL01 plus a specified spread)	Monthly	10/16/2024	1,647	0	6	6	0
	Pay	S&P 500 Total Return Index	2,347	5.340% (FEDL01 plus a specified spread)	Monthly	02/05/2025	29,591	0	122	122	0
	Pay	S&P 500 Total Return Index	177	5.370% (FEDL01 plus a specified spread)	Monthly	03/05/2025	2,232	0	9	9	0
	Pay	S&P 500 Total Return Index	1,098	5.400% (FEDL01 plus a specified spread)	Monthly	03/12/2025	13,844	0	58	58	0

JPM	Pay	NDDUWXUS Index	13,293	4.910% (FEDL01 plus a specified spread)	Monthly	03/05/2025	118,311	0	458	458	0
	Receive	RALVEIET Index	44,494	6.030% (FEDL01 plus a specified spread)	Monthly	04/16/2025	7,435	0	457	457	0
	Pay	S&P 500 Total Return Index	3,735	5.610% (FEDL01 plus a specified spread)	Monthly	08/06/2025	47,091	0	204	204	0

MBC	Receive	RALVEIET Index	555,960	5.545% (FEDL01 plus a specified spread)	Monthly	10/16/2024	113,710	0	(494)	0	(494)
	Pay	NDUEEGF Index	90,646	5.070% (FEDL01 plus a specified spread)	Monthly	01/08/2025	56,548	0	214	214	0

MYI	Receive	RALVEIIT Index	4,781	5.660% (FEDL01 plus a specified spread)	Monthly	11/20/2024	978	0	(4)	0	(4)
	Receive	RALVEIIT Index	8,204	5.560% (FEDL01 plus a specified spread)	Monthly	01/08/2025	1,678	0	(7)	0	(7)
	Receive	RALVEIET Index	37,156	5.550% (FEDL01 plus a specified spread)	Monthly	02/05/2025	7,600	0	(21)	0	(21)
	Receive	RALVEIIT Index	917,979	5.550% (FEDL01 plus a specified spread)	Monthly	02/05/2025	187,754	0	(816)	0	(816)
	Pay	S&P 500 Total Return Index	164	5.640% (FEDL01 plus a specified spread)	Monthly	03/05/2025	2,068	0	9	9	0
	Receive	RALVEIIT Index	606,163	5.290% (FEDL01 plus a specified spread)	Monthly	04/02/2025	174,199	0	(720)	0	(720)
	Receive	RALVEIUT Index	104,320	5.440% (FEDL01 plus a specified spread)	Monthly	07/09/2025	29,979	0	(111)	0	(111)
	Receive	RALVEIUT Index	3,658	5.480% (FEDL01 plus a specified spread)	Monthly	07/09/2025	1,051	0	(5)	0	(5)

SOG	Pay	S&P 500 Total Return Index	2,062	5.535% (FEDL01 plus a specified spread)	Monthly	07/09/2025	25,998	0	111	111	0

UAG	Pay	NDUEEGF Index	33,767	5.010% (FEDL01 plus a specified spread)	Monthly	01/08/2025	21,065	0	78	78	0

								$0	$(2,010)	$1,885	$(3,895)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	Abbvie,Inc.	18,470	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$3,647	$0	$0	$0	$0
	Pay	Apple, Inc.	25,578	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	5,960	0	0	0	0
	Pay	Comcast Corp.	75,602	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	3,158	0	0	0	0
	Pay	Procter and Gamble,Co.	23,767	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	4,116	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$(1,616)	$(874)	$1,885	$(4,375)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	111

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$23	$0	$0	$23	$(48)	$0	$0	$(48)	$(25)	$19	$(6)
BOA	417	0	155	572	(24)	0	(174)	(198)	374	0	374
BPS	363	0	0	363	(646)	(1)	0	(647)	(284)	502	218
BRC	78	0	4	82	(427)	(2)	(948)	(1,377)	(1,295)	(5,640)	(6,935)
BSH	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
CBK	253	0	0	253	(1,136)	0	(1,071)	(2,207)	(1,954)	927	(1,027)
CIB	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
DUB	227	0	0	227	(48)	0	0	(48)	179	0	179
FAR	624	0	0	624	(735)	(11)	0	(746)	(122)	0	(122)
GLM	106	0	0	106	(38)	(11)	0	(49)	57	0	57
GST	0	0	195	195	0	0	(4)	(4)	191	711	902
IND	15	0	0	15	(16)	0	0	(16)	(1)	0	(1)
JPM	97	0	1,119	1,216	(343)	(3)	0	(346)	870	2,872	3,742
MBC	141	0	214	355	(892)	0	(494)	(1,386)	(1,031)	2,524	1,493
MYC	0	1	0	1	0	(1)	0	(1)	0	0	0
MYI	203	0	9	212	(344)	0	(1,684)	(2,028)	(1,816)	(4,933)	(6,749)
NGF	16	0	0	16	0	0	0	0	16	0	16
RBC	1	0	0	1	0	0	0	0	1	0	1
SCX	46	0	0	46	(189)	0	0	(189)	(143)	315	172
SOG	0	0	111	111	0	0	0	0	111	316	427
SSB	3	0	0	3	(15)	0	0	(15)	(12)	289	277
TOR	32	0	0	32	(393)	0	0	(393)	(361)	282	(79)
UAG	473	0	78	551	(132)	(3)	0	(135)	416	1,623	2,039

Total Over the Counter	$3,118	$1	$1,885	$5,004	$(5,430)	$(32)	$(4,375)	$(9,837)

(k)

Securities with an aggregate market value of $10,380 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

112	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$67	$0	$33	$100
Swap Agreements	$0	$1	$0	$0	$1,035	$1,036

	$0	$1	$67	$0	$1,068	$1,136

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,118	$0	$3,118
Purchased Options	0	0	0	0	1	1
Swap Agreements	0	0	1,885	0	0	1,885

	$0	$0	$1,885	$3,118	$1	$5,004

	$0	$1	$1,952	$3,118	$1,069	$6,140

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	$0	$0	$71	$0	$671	$742
Swap Agreements	0	1	0	0	135	136

	$0	$1	$71	$0	$807	$879

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,430	$0	$5,430
Written Options	0	0	0	0	32	32
Swap Agreements	0	480	3,895	0	0	4,375

	$0	$480	$3,895	$5,430	$32	$9,837

	$0	$481	$3,966	$5,430	$839	$10,716

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$43	$43
Futures	0	0	(3,664)	0	4,175	511
Swap Agreements	0	374	0	0	2,599	2,973

	$0	$374	$(3,664)	$0	$6,817	$3,527

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(776)	$0	$(776)
Purchased Options	0	0	0	0	(14)	(14)
Written Options	0	0	0	0	270	270
Swap Agreements	0	83	28,741	0	0	28,824

	$0	$83	$28,741	$(776)	$256	$28,304

	$0	$457	$25,077	$(776)	$7,073	$31,831

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Futures	0	0	(222)	0	(1,430)	(1,652)
Swap Agreements	0	(64)	0	0	(12,637)	(12,701)

	$0	$(64)	$(222)	$0	$(14,069)	$(14,355)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,576)	$0	$(8,576)
Purchased Options	0	0	0	0	(88)	(88)
Written Options	0	0	0	0	(18)	(18)
Swap Agreements	0	(182)	162	0	0	(20)

	$0	$(182)	$162	$(8,576)	$(106)	$(8,702)

	$0	$(246)	$(60)	$(8,576)	$(14,175)	$(23,057)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	113

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53,626	$0	$53,626
Industrials	0	14,193	0	14,193
Utilities	0	8,540	0	8,540
U.S. Government Agencies	0	247,749	0	247,749
U.S. Treasury Obligations	0	45,513	0	45,513
Non-Agency Mortgage-Backed Securities	0	75,691	0	75,691
Asset-Backed Securities	0	173,821	0	173,821
Sovereign Issues	0	18,567	0	18,567
Common Stocks
Communication Services	3,699	0	0	3,699
Consumer Discretionary	3,776	0	0	3,776
Consumer Staples	5,366	0	0	5,366
Energy	565	0	0	565
Financials	5,701	0	0	5,701
Health Care	8,184	0	0	8,184
Industrials	3,401	0	0	3,401
Information Technology	10,696	0	0	10,696
Materials	210	0	0	210
Short-Term Instruments
Commercial Paper	0	9,977	0	9,977
Repurchase Agreements	0	92,600	0	92,600
U.S. Treasury Bills	0	4,684	0	4,684

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
	$41,598	$744,961	$0	$786,559

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,387	$0	$0	$18,387

Total Investments	$59,985	$744,961	$0	$804,946

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,319)	$0	$(20,319)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	1,069	0	1,136
Over the counter	0	5,004	0	5,004

	$67	$6,073	$0	$6,140

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(85)	(794)	0	(879)
Over the counter	0	(9,357)	(480)	(9,837)

	$(85)	$(10,151)	$(480)	$(10,716)

Total Financial Derivative Instruments	$(18)	$(4,078)	$(480)	$(4,576)

Totals	$59,967	$720,564	$(480)	$780,051

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

114	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Broadcom, Inc.
5.980% due 08/14/2026 «		$1,500	$1,496

Total Loan Participations and Assignments (Cost $1,496)			1,496

CORPORATE BONDS & NOTES 8.9%

BANKING & FINANCE 6.7%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		2,600	2,498

American Express Co.
5.043% due 07/26/2028 •		500	511
5.098% due 02/16/2028 •		1,100	1,121

Athene Global Funding
5.620% due 05/08/2026		6,900	7,011

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	385

Bank of America Corp.
1.734% due 07/22/2027 •		500	477
5.933% due 09/15/2027 •		7,900	8,138
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,900	1,909

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,700	3,715

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		2,100	2,104

Bank of Nova Scotia
5.400% due 06/04/2027		8,600	8,870

Barclays PLC
4.375% due 01/12/2026		200	200
4.837% due 09/10/2028 •		2,500	2,522
5.674% due 03/12/2028 •		400	411
5.829% due 05/09/2027 •		5,100	5,198

BPCE SA
5.203% due 01/18/2027		300	306

Citibank NA
4.929% due 08/06/2026		6,200	6,294
5.488% due 12/04/2026		4,700	4,837

Credit Suisse AG AT1 Claim		3,100	395

Crown Castle, Inc.
4.900% due 09/01/2029		200	203

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,623
3.035% due 05/28/2032 •		$500	446

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	371
2.900% due 02/10/2029		200	182
3.375% due 11/13/2025		600	589
3.815% due 11/02/2027		300	289
4.063% due 11/01/2024		200	200
4.125% due 08/17/2027		400	390
4.271% due 01/09/2027		400	393
4.542% due 08/01/2026		200	198
5.125% due 06/16/2025		400	400
5.303% due 09/06/2029		2,900	2,888
6.950% due 06/10/2026		200	206
7.350% due 11/04/2027		400	425

GA Global Funding Trust
6.623% (SOFRRATE + 1.360%) due 04/11/2025 ~		5,900	5,925

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		4,500	4,306
1.948% due 10/21/2027 •		500	477
3.500% due 11/16/2026		2,700	2,660
3.615% due 03/15/2028 •		600	590
5.049% due 07/23/2030 •		800	821
5.798% due 08/10/2026 •		7,500	7,568
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,500	1,504

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	$2,023
2.848% due 06/04/2031 •		$800	729
2.999% due 03/10/2026 •		11,000	10,899

Jackson National Life Global Funding
5.600% due 04/10/2026		5,200	5,277

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,400	1,339
1.578% due 04/22/2027 •		1,800	1,725
3.782% due 02/01/2028 •		900	890
3.960% due 01/29/2027 •		2,356	2,343
5.040% due 01/23/2028 •		1,500	1,525

JPMorgan Chase Bank NA
5.110% due 12/08/2026		7,000	7,160

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,800	3,774
4.550% due 08/16/2028		700	704

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		3,700	3,838

Morgan Stanley
4.130% due 03/19/2027 ~	EUR	3,400	3,798
5.050% due 01/28/2027 •		$7,600	7,672
5.652% due 04/13/2028 •		100	103

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		100	102
4.968% due 07/14/2028 •		700	714
5.504% due 05/26/2028 •		2,300	2,373
5.882% due 10/30/2026		3,700	3,834

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		100	96
2.750% due 03/09/2028		700	641

Royal Bank of Canada
4.875% due 01/19/2027		4,900	4,992
5.069% due 07/23/2027 •		6,900	7,007

Sumitomo Mitsui Financial Group, Inc.
5.316% due 07/09/2029		700	729

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,300	1,308

UBS Group AG
1.364% due 01/30/2027 •		800	766
4.194% due 04/01/2031 •		250	244
6.246% due 09/22/2029 •		600	637
6.327% due 12/22/2027 •		1,400	1,457

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	874
1.741% due 05/04/2030 •		700	732
2.406% due 10/30/2025 •		$400	399
3.196% due 06/17/2027 •		4,300	4,219
3.584% due 05/22/2028 •		100	98
5.707% due 04/22/2028 •		1,100	1,136

			176,713

INDUSTRIALS 1.5%

Boeing Co.
6.259% due 05/01/2027		600	620

Carrier Global Corp.
4.375% due 05/29/2025	EUR	1,100	1,232

DAE Funding LLC
2.625% due 03/20/2025		$600	594
3.375% due 03/20/2028		500	478

GE HealthCare Technologies, Inc.
4.800% due 08/14/2029		500	510

Hyundai Capital America
5.450% due 06/24/2026		1,200	1,221
6.288% due 08/04/2025 •		5,500	5,529

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		6,300	6,144
4.810% due 09/17/2030		600	569

Occidental Petroleum Corp.
5.000% due 08/01/2027		6,000	6,087

Quanta Services, Inc.
0.950% due 10/01/2024		6,243	6,243

Sands China Ltd.
2.300% due 03/08/2027		1,600	1,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sherwin-Williams Co.
4.550% due 03/01/2028	$1,400	$1,419

T-Mobile USA, Inc.
2.875% due 02/15/2031	400	364
3.875% due 04/15/2030	500	486
4.200% due 10/01/2029	1,600	1,593

Volkswagen Group of America Finance LLC
5.800% due 09/12/2025	2,650	2,680
5.848% (SOFRRATE + 0.930%) due 09/12/2025 ~	2,950	2,959

		40,227

UTILITIES 0.7%

DTE Energy Co.
4.950% due 07/01/2027	100	102

Enel Finance International NV
1.625% due 07/12/2026	800	762

Pacific Gas & Electric Co.
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	10,800	10,805

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	1,300	1,303

Southern California Edison Co.
4.400% due 09/06/2026	200	201
4.875% due 02/01/2027	2,100	2,133
5.150% due 06/01/2029	3,700	3,840

		19,146

Total Corporate Bonds & Notes (Cost $234,306)		236,086

U.S. GOVERNMENT AGENCIES 14.4%

Fannie Mae
0.000% due 08/25/2039 (a)(e)	29	25
3.000% due 10/25/2040	438	422
4.498% due 07/01/2028 •	1	1
4.510% due 11/01/2028 •	1	1
4.577% due 11/01/2028 •	2	2
4.631% due 11/01/2027 •	1	1
5.000% due 04/25/2033	73	73
5.223% due 12/01/2036 •	12	12
5.583% due 03/25/2034 •	19	19
5.645% due 05/25/2037 •	14	14
5.745% due 03/25/2037 - 07/25/2037 •	25	25
5.755% due 03/25/2037 •	17	16
5.775% due 07/25/2037 •	37	37
5.795% due 09/25/2035 •	76	75
5.816% due 05/25/2058 •	378	370
5.840% due 02/25/2037 •	35	34
5.848% due 09/01/2034 •	9	9
6.066% due 12/01/2033 •	37	37
6.115% due 06/25/2037 •	92	93
6.145% due 03/25/2038 - 01/25/2040 •	89	89
6.215% due 12/25/2039 •	45	45
6.295% due 07/25/2039 •	24	24
6.363% due 07/01/2044 •	10	10
6.895% due 11/01/2035 •	27	27
6.902% due 05/01/2038 •	105	108

Freddie Mac
4.000% due 11/01/2047	336	328
5.000% due 12/01/2026 - 01/01/2029	33	34
5.757% due 02/15/2037 •	1	1
5.787% due 02/15/2037 •	9	9
5.797% due 02/15/2037 •	36	36
5.906% due 07/15/2040 •	211	210
5.966% due 03/15/2042 •	88	91
6.000% due 01/01/2029 - 02/01/2034	107	112
6.007% due 07/15/2041 •	523	522
6.057% due 10/15/2037 •	36	36
6.127% due 08/15/2037 •	319	320
6.157% due 08/15/2037 •	674	677

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	115

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.167% due 10/15/2037 •	$106	$106
6.177% due 05/15/2037 - 09/15/2037 •	770	773
6.207% due 08/15/2036 •	45	46
6.307% due 11/15/2039 •	13	14
6.312% due 01/15/2038 •	164	166
6.500% due 10/25/2043	319	331
6.942% due 09/01/2037 •	244	254
7.414% due 06/01/2035 •	78	81

Ginnie Mae
3.625% due 07/20/2027 •	19	18
3.750% (H15T1Y + 1.500%) due 10/20/2025 - 11/20/2025 ~	2	2
3.750% due 12/20/2027 •	6	6
4.625% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	6	6
4.625% due 01/20/2028 - 02/20/2028 •	9	10
4.875% (H15T1Y + 1.500%) due 05/20/2026 ~	3	4
4.875% due 04/20/2027 - 04/20/2041 •	651	658
6.217% due 12/20/2065 •	1,061	1,061
6.267% due 01/20/2066 •	144	144
6.467% due 01/20/2066 - 03/20/2066 •	2,664	2,676
6.617% due 03/20/2066 •	168	169

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	6,428	6,221
3.500% due 12/01/2047 - 08/01/2048	9,073	8,569
6.000% due 01/01/2053	5,770	5,908
8.000% due 03/01/2030 - 08/01/2030	4	3

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054	21,430	20,600
5.000% due 11/01/2054	48,940	48,919
5.500% due 11/01/2054	26,500	26,809
6.000% due 11/01/2054	103,200	105,477
6.500% due 10/01/2054 - 11/01/2054	146,000	150,453

Total U.S. Government Agencies (Cost $384,327)		383,429

U.S. TREASURY OBLIGATIONS 5.3%

U.S. Treasury Bonds
3.000% due 02/15/2049 (l)	4,000	3,240
4.375% due 11/15/2039 (l)	2,800	2,930

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (j)	4,992	4,904
0.125% due 10/15/2025	36,123	35,425
0.250% due 01/15/2025 (j)	36,917	36,464
0.375% due 07/15/2025 (h)(j)	34,882	34,385
0.625% due 01/15/2026 (j)	7,016	6,882
0.625% due 07/15/2032	1,732	1,623
0.625% due 02/15/2043	137	110
0.750% due 02/15/2045 (l)	4,141	3,314
1.000% due 02/15/2046	796	664
1.000% due 02/15/2048	255	210
1.000% due 02/15/2049 (l)	4,912	4,012

U.S. Treasury Notes
0.375% due 09/30/2027 (j)	800	728
0.500% due 10/31/2027 (l)	300	273
0.625% due 11/30/2027 (j)	1,500	1,369
0.750% due 01/31/2028 (j)(l)	5,000	4,560

Total U.S. Treasury Obligations (Cost $145,500)		141,093

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%

AG Trust
7.112% due 07/15/2041 •	1,600	1,604

Ashford Hospitality Trust
6.169% due 04/15/2035 •	18,672	18,573
6.519% due 04/15/2035 •	7,105	7,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	7,251	$9,703

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~		$3	2
6.250% due 01/25/2034 ~		4	4
6.500% due 04/25/2033 ~		7	7
6.540% due 01/25/2034 ~		131	131

Bear Stearns ALT-A Trust
4.654% due 11/25/2036 ~		2,855	1,583
5.240% due 09/25/2035 ~		64	39
6.544% due 01/25/2035 •		2,248	2,169

Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~		126	100
5.515% due 01/26/2036 ~		158	118

BMO Mortgage Trust
3.378% due 02/17/2055 ~		5,737	5,131

Braemar Hotels & Resorts Trust
6.089% due 06/15/2035 •		84	84

BSREP Commercial Mortgage Trust
6.561% due 08/15/2038 •		10,709	9,651

BWAY Mortgage Trust
6.461% due 09/15/2036 •		5,000	4,767

BX Trust
5.911% due 04/15/2034 •		9,300	8,985

Chase Home Lending Mortgage Trust
6.530% due 05/25/2055 •		5,908	5,890

Citigroup Mortgage Loan Trust
7.410% due 05/25/2035 •		18	17

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •		5,237	5,170

Countrywide Alternative Loan Trust
5.329% due 04/25/2046 •		1,319	1,218

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 11/25/2035		714	387

Credit Suisse First Boston Mortgage Securities Corp.
6.059% due 03/25/2032 ~		29	28

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~		1,382	1,180
2.436% due 02/25/2061 ~		2,953	2,938
3.850% due 09/25/2057 ~		2,539	2,504
4.074% due 12/27/2060 ~		1,769	1,764
6.611% due 07/15/2038 •		7,900	7,175

Cross Mortgage Trust
6.147% due 07/25/2069 þ		1,754	1,783
6.272% due 06/25/2069 þ		5,472	5,576

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.209% due 05/25/2036 •		2,028	1,812

Extended Stay America Trust
6.291% due 07/15/2038 •		7,663	7,660

GCAT Trust
2.650% due 10/25/2068 ~		4,811	4,636

GreenPoint Mortgage Funding Trust
5.509% due 11/25/2045 •		74	68

GS Mortgage Securities Corp. Trust
6.464% due 12/15/2036 •		1,150	1,147

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		2,049	1,918

GSR Mortgage Loan Trust
4.609% due 01/25/2036 ~		14	12
5.319% due 01/25/2034 •		2	2

Impac CMB Trust
5.509% due 05/25/2035 •		3,696	3,453

Independence Plaza Trust
3.911% due 07/10/2035		3,300	3,207

JP Morgan Chase Commercial Mortgage Securities Trust
6.726% due 11/15/2038 •		8,900	8,837
6.751% due 06/15/2038 •		7,000	6,614

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~		1,619	1,552
4.991% due 09/25/2060 ~		35	35

Lehman Mortgage Trust
5.289% due 08/25/2036 •		596	401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
5.329% due 11/25/2035 •		$2,231	$2,208

MASTR Adjustable Rate Mortgages Trust
5.923% due 12/25/2046 •		6,581	4,993

Merrill Lynch Mortgage Investors Trust
5.389% due 02/25/2036 •		58	57

MHC Trust
6.061% due 05/15/2038 •		1,088	1,084

Morgan Stanley Capital Trust
6.161% due 12/15/2036 •		1,800	1,458
6.660% due 12/15/2038 •		3,925	3,699

New Orleans Hotel Trust
6.133% due 04/15/2032 •		1,900	1,871

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,116	1,048
1.147% due 10/25/2058 ~		160	150
1.353% due 10/25/2058 ~		114	107
2.750% due 11/25/2059 ~		1,567	1,502

New York Mortgage Trust
4.670% due 08/25/2061 þ		8,644	8,579

Prime Mortgage Trust
5.369% due 02/25/2034 •		12	11

PRPM LLC
4.000% due 05/25/2054 þ		2,279	2,247
5.228% due 08/25/2069 þ		8,400	8,411

PRPM Trust
6.265% due 12/25/2068 þ		1,552	1,581

Ripon Mortgages PLC
5.680% due 08/28/2056 •	GBP	30,403	40,674

SREIT Trust
6.308% due 10/15/2038 •		$9,000	8,909

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		2,564	2,214

Starwood Mortgage Trust
6.311% due 04/15/2034 •		1,085	1,076
6.611% due 04/15/2034 •		5,400	5,329

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •	GBP	1,919	2,576

Structured Adjustable Rate Mortgage Loan Trust
5.289% due 10/25/2035 •		$1,400	1,322
5.365% due 09/25/2035 ~		238	213

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		39	37
5.529% due 02/25/2036 •		89	75
5.579% due 07/19/2035 •		103	99

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	5,840	7,832

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$3,187	3,081
2.900% due 10/25/2059 ~		1,592	1,530
3.000% due 01/25/2058 ~		76	75
3.750% due 05/25/2058 ~		3,949	3,878
3.750% due 09/25/2062		4,299	4,133
5.969% due 05/25/2058 •		1,259	1,299

Trinity Square PLC
5.946% due 07/15/2059 ~	GBP	2,566	3,443

TTAN
6.061% due 03/15/2038 •		$2,083	2,078

Verus Securitization Trust
1.020% due 04/25/2064 ~		1,546	1,431
1.277% due 04/25/2064 ~		196	182
1.380% due 04/25/2064 ~		294	272

WaMu Mortgage Pass-Through Certificates Trust
4.524% due 02/27/2034 •		81	77
5.549% due 10/25/2045 •		32	31
6.323% due 11/25/2042 •		12	12
6.523% due 06/25/2042 •		31	29

Wells Fargo Commercial Mortgage Trust
2.584% due 09/15/2031 ~		7,300	7,006
2.786% due 09/15/2031 ~		1,300	1,246

Wells Fargo Mortgage-Backed Securities Trust
6.745% due 04/25/2036 ~		1,028	1,026

Total Non-Agency Mortgage-Backed Securities (Cost $295,135)			286,887

116	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 29.9%

Aames Mortgage Investment Trust
5.884% due 10/25/2035 •		$2,200	$2,138

Accunia European CLO DAC
4.635% due 07/15/2030 •	EUR	792	882

ACE Securities Corp. Home Equity Loan Trust
5.289% due 10/25/2036 •		$2,865	1,100

ACHV ABS Trust
5.070% due 10/27/2031		1,800	1,808
5.900% due 04/25/2031		1,062	1,072

AFC Home Equity Loan Trust
5.519% due 06/25/2028 •		30	29

Ally Auto Receivables Trust
4.140% due 07/16/2029		1,000	1,000
5.320% due 01/15/2027		4,630	4,635
5.460% due 05/15/2028		3,200	3,244

American Credit Acceptance Receivables Trust
6.000% due 03/12/2027		1,048	1,049

American Express Credit Account Master Trust
4.650% due 07/15/2029		12,600	12,852
4.870% due 05/15/2028		5,500	5,568

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		288	288

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		5,930	5,966

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.884% due 01/25/2035 •		396	392

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •		3,200	3,202

Apidos CLO
6.477% due 07/17/2030 •		1,399	1,400
6.841% due 07/18/2029 •		10,500	10,504

Aqueduct European CLO DAC
4.328% due 07/20/2030 •	EUR	227	253

Arbor Realty Commercial Real Estate Notes Ltd.
6.181% due 12/15/2035 •		$2,263	2,253

AREIT Trust
6.591% due 01/20/2037 •		6,607	6,568

Ares CLO Ltd.
6.594% due 04/22/2031 •		1,555	1,558
6.613% due 01/15/2032 •		533	533

Ares European CLO DAC
4.465% due 10/15/2031 •	EUR	670	747

Argent Securities Trust
5.269% due 06/25/2036 •		$3,675	2,408

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.096% due 06/26/2034 •		571	557

Asset-Backed Securities Corp. Home Equity Loan Trust
5.794% due 04/25/2034 •		1,014	1,030

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,500	4,663
6.120% due 04/20/2027		10,800	11,013

BA Credit Card Trust
4.790% due 05/15/2028		5,700	5,761
4.980% due 11/15/2028		11,000	11,229

Bain Capital Credit CLO Ltd.
6.375% due 07/19/2034 •		5,500	5,500

Bank of America Auto Trust
5.830% due 05/15/2026		2,868	2,874

Bear Stearns Asset-Backed Securities Trust
5.429% due 11/25/2036 •		815	786
5.682% due 11/25/2034 •		5,284	5,302

Benefit Street Partners CLO Ltd.
6.632% due 04/20/2034 •		8,900	8,915
6.643% due 07/15/2032 •		12,400	12,400

Black Diamond CLO DAC
4.548% due 01/20/2032	EUR	1,512	1,685

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		440	473
4.405% due 01/15/2031 •		2,770	3,082

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$3,000	$3,038

BNPP AM Euro CLO DAC
4.285% due 04/15/2031 •	EUR	1,149	1,276

Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		$500	502
5.820% due 09/15/2026		181	181

BSPRT Issuer Ltd.
6.311% due 03/15/2036 •		5,677	5,668

Cairn CLO DAC
4.465% due 10/15/2031 •	EUR	594	659

CARDS Trust
5.869% due 07/15/2028 •		$4,000	4,008

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •	EUR	600	667

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031		1,320	1,468

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		$809	810

CarMax Auto Owner Trust
4.750% due 10/15/2027		3,090	3,096
4.890% due 07/16/2029		8,800	8,945
5.210% due 09/15/2027		10,200	10,272
5.720% due 11/16/2026		1,769	1,774

Carvana Auto Receivables Trust
0.700% due 11/10/2026		1,972	1,947
4.530% due 01/10/2029		3,800	3,802
5.330% due 07/10/2029		1,500	1,534
5.380% due 03/12/2029		2,700	2,760
5.420% due 04/10/2028		4,900	4,938
5.600% due 03/10/2028		2,314	2,340
5.630% due 11/10/2027		4,588	4,616
5.900% due 08/10/2027		5,200	5,227
6.360% due 04/12/2027		567	569
6.410% due 09/10/2027		2,193	2,207

Catamaran CLO Ltd.
6.644% due 04/22/2030 •		959	961

Chase Auto Owner Trust
5.250% due 09/27/2027		4,000	4,028
5.480% due 04/26/2027		5,602	5,624

Chase Funding Trust
5.709% due 10/25/2032 •		45	44

Chase Issuance Trust
4.720% due 01/15/2031		11,100	11,386

CIFC Funding Ltd.
6.495% due 10/24/2030 •		879	880

Citigroup Mortgage Loan Trust
4.273% due 10/25/2037 þ		119	116
5.029% due 07/25/2045 •		319	224
5.289% due 12/25/2036 •		775	426

Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,300	1,315
5.430% due 10/15/2026		1,518	1,522
5.840% due 01/18/2028		9,600	9,743
6.090% due 10/15/2026		1,648	1,654
6.130% due 07/15/2026		1,833	1,838
6.292% due 07/15/2026 •		1,533	1,536

Countrywide Asset-Backed Certificates Trust
5.109% due 08/25/2037 •		235	217
5.169% due 06/25/2047 •		310	273
5.249% due 12/25/2046 •		6,468	6,181
5.249% due 06/25/2047 •		1,192	1,093
5.369% due 08/25/2034 •		391	381
5.509% due 03/25/2036 •		395	353
6.064% due 04/25/2036 •		8,900	8,549

CPS Auto Receivables Trust
5.710% due 09/15/2027		1,280	1,284

CRB Securitization Trust
6.960% due 10/20/2033		2,226	2,253

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •		44	43

Credit-Based Asset Servicing & Securitization LLC
3.774% due 06/25/2035 •		1,976	1,917
6.544% due 03/25/2046 •		1,888	1,826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Loan Fund DAC
4.905% due 10/23/2034 •	EUR	5,869	$6,537

Drive Auto Receivables Trust
4.940% due 12/15/2027		$7,600	7,607
5.830% due 12/15/2026		3,977	3,984

Dryden Euro CLO DAC
4.402% due 05/15/2034 •	EUR	3,488	3,878

Dryden Senior Loan Fund
6.583% due 04/15/2029 •		$1,137	1,138

DT Auto Owner Trust
6.290% due 08/16/2027		3,912	3,930

Exeter Automobile Receivables Trust
5.310% due 08/16/2027		1,000	1,004
5.530% due 10/15/2026		1,600	1,602
5.600% due 05/17/2027		4,500	4,513
5.700% due 05/15/2026		4,109	4,111
6.040% due 07/15/2026		368	369

Fifth Third Auto Trust
5.800% due 11/16/2026		1,528	1,532

First Franklin Mortgage Loan Trust
5.269% due 08/25/2036 •		1,845	1,775
5.279% due 09/25/2036 •		2,780	2,670
5.449% due 05/25/2036 •		12,141	10,377

Ford Credit Auto Owner Trust
4.650% due 02/15/2028		2,900	2,908

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		1,880	1,893

GE-WMC Asset-Backed Pass-Through Certificates
5.609% due 12/25/2035 •		5,459	5,257

GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		1,932	1,934
6.040% due 03/15/2027		1,971	1,977

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		508	512
5.580% due 06/17/2030		3,100	3,141
5.609% due 07/15/2025		1,235	1,236
5.960% due 10/16/2028		3,400	3,469
6.270% due 08/16/2027		3,541	3,565

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		2,210	2,214
5.795% due 01/20/2026 •		406	406

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		3,100	3,148

Golden Credit Card Trust
4.310% due 09/15/2027		3,260	3,256

GPMT Ltd.
6.379% due 07/16/2035 •		718	711

GreenSky Home Improvement Trust
5.880% due 06/25/2059		3,500	3,541

GSAA Home Equity Trust
5.469% due 01/25/2036 •		734	243

GSAMP Trust
5.249% due 06/25/2036 •		118	115
5.869% due 11/25/2035 •		346	334
6.619% due 10/25/2034 •		19	20

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	555	617

Henley CLO DAC
4.675% due 04/25/2034 •		2,800	3,119

HERA Commercial Mortgage Ltd.
6.179% due 02/18/2038 •		$1,058	1,052

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		4,800	4,772
1.990% due 06/25/2026		2,400	2,364

Home Equity Mortgage Loan Asset-Backed Trust
5.229% due 08/25/2036 •		3,424	3,275

Home Partners of America Trust
1.901% due 12/17/2026		785	743

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		3,051	3,060

HSI Asset Securitization Corp. Trust
5.464% due 02/25/2036 •		438	416

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		4,500	4,579

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	117

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.290% due 04/15/2027		$4,263	$4,280
5.480% due 04/17/2028		3,200	3,250

Invesco Euro CLO DAC
4.335% due 07/15/2031 •	EUR	400	442

JP Morgan Mortgage Acquisition Trust
5.629% due 07/25/2036 •		$2,200	2,068

LAD Auto Receivables Trust
5.930% due 06/15/2027		1,513	1,518

LCCM Trust
6.411% due 12/13/2038 •		606	602

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		1,319	1,278

Long Beach Mortgage Loan Trust
5.409% due 02/25/2036 •		593	583
5.474% due 04/21/2031 •		2,577	2,527
5.529% due 10/25/2034 •		47	46

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032		1,335	1,342

M&T Equipment Notes
4.990% due 08/18/2031		2,600	2,616

Man GLG Euro CLO DAC
4.365% due 10/15/2030 •	EUR	50	55

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$7,800	7,430

Master Credit Card Trust
6.191% due 01/21/2027 •		10,800	10,835

Merrill Lynch Mortgage Investors Trust
5.269% due 08/25/2037 •		442	417

MF1 LLC
6.702% due 03/19/2039 •		900	901

MF1 Ltd.
6.229% due 07/16/2036 •		823	819
7.297% due 12/15/2035 •		12,000	11,959

Morgan Stanley ABS Capital, Inc. Trust
5.079% due 12/25/2036 •		3,919	1,985
5.099% due 10/25/2036 •		77	69
5.129% due 09/25/2036 •		27	12
5.884% due 07/25/2034 •		594	623

Mountain View CLO LLC
6.588% due 01/16/2031 •		11,825	11,834
6.638% due 10/16/2029 •		144	144

Mountain View CLO Ltd.
6.761% due 04/15/2034 •		2,900	2,905

Navient Student Loan Trust
6.191% due 12/15/2059 •		2,328	2,326

Nelnet Student Loan Trust
6.245% due 02/25/2066 •		846	844
6.640% due 02/20/2041		772	790
7.545% due 02/20/2041 •		772	773

Nissan Auto Lease Trust
4.920% due 11/15/2027		12,900	13,134
5.050% due 06/15/2027		11,900	12,009
5.752% due 06/15/2027 •		11,000	11,000

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		4,000	4,000

Oportun Issuance Trust
6.334% due 04/08/2031		2,570	2,578

OZLM Ltd.
6.813% due 07/15/2034 •		9,375	9,385

Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		2,975	2,987
6.093% due 11/15/2031		1,859	1,877
6.117% due 12/15/2031		2,300	2,328
6.278% due 10/15/2031		1,573	1,589
6.660% due 07/15/2031		6,261	6,370
6.811% due 05/15/2030		1,545	1,546

Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •	EUR	1,500	1,670
4.568% due 01/15/2033 •		1,000	1,115
5.488% due 01/15/2033 •		1,000	1,113

Palmer Square Loan Funding Ltd.
6.944% due 07/20/2029 •		$14,900	14,873

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.899% due 05/25/2035 •		$4,326	$4,031

PRET LLC
2.487% due 07/25/2051 þ		3,009	2,993
3.721% due 07/25/2051 þ		4,674	4,638
4.744% due 07/25/2051 þ		1,551	1,534
4.868% due 07/25/2051 þ		505	500
4.992% due 02/25/2061 þ		426	426

RCKT Mortgage Trust
5.344% due 09/25/2044 þ		2,623	2,639

Reach ABS Trust
6.300% due 02/18/2031		1,871	1,883
7.050% due 02/18/2031		346	347

Ready Capital Mortgage Financing LLC
5.919% due 07/25/2036 •		768	764

Recette Clo Ltd.
6.624% due 04/20/2034 •		4,050	4,053

Regatta Funding Ltd.
6.694% due 01/20/2035 •		10,868	10,887

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		589	596

Residential Asset Mortgage Products Trust
5.329% due 08/25/2046 •		5,200	4,625
6.034% due 05/25/2035 •		2,900	2,827

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		499	500
5.910% due 06/15/2027		8,083	8,119
5.930% due 07/17/2028		2,600	2,636
6.080% due 08/17/2026		1,190	1,191
6.180% due 02/16/2027		3,767	3,776
6.310% due 07/15/2027		2,409	2,417

SCCU Auto Receivables Trust
5.450% due 12/15/2027		400	402

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	446	495

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		$500	506
5.350% due 06/21/2027		1,794	1,798

SMB Private Education Loan Trust
1.290% due 07/15/2053		1,973	1,841
1.310% due 07/17/2051		2,166	2,011
1.340% due 03/17/2053		5,657	5,237
2.850% due 11/16/2054		3,867	3,622
3.250% due 11/15/2040		7,100	6,932
5.090% due 10/16/2056		2,000	2,031
5.931% due 01/15/2037 •		3,284	3,274
6.892% due 11/15/2052 •		1,075	1,086

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,472	1,402

Sound Point CLO Ltd.
7.344% due 07/20/2032 •		6,100	6,111

Soundview Home Loan Trust
5.674% due 11/25/2035 •		599	591

Specialty Underwriting & Residential Finance Trust
5.944% due 12/25/2035 •		67	66

Starwood Commercial Mortgage Trust
6.329% due 04/18/2038 •		4,893	4,843

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.794% due 01/25/2035 •		1,533	1,557

Synchrony Card Funding LLC
4.930% due 07/15/2030		11,800	12,045

TCW CLO Ltd.
6.395% due 08/16/2034 •		4,000	4,002

Theorem Funding Trust
7.580% due 04/15/2029		600	607

TIAA CLO Ltd.
6.422% due 01/20/2032 •		3,500	3,501

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	3,577	3,981

Towd Point Asset Trust
5.775% due 11/20/2061 •		$4,546	4,519

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Auto Receivables Owner Trust
4.630% due 09/15/2027		$3,750	$3,760
5.160% due 05/17/2027		13,750	13,840
5.600% due 08/17/2026		2,659	2,665

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		807	814
6.610% due 10/15/2027		1,636	1,650

Trillium Credit Card Trust
5.698% due 08/26/2028 •		10,800	10,838

United Auto Credit Securitization Trust
6.170% due 08/10/2026		1,171	1,174

USAA Auto Owner Trust
5.830% due 07/15/2026		1,724	1,727

Venture CLO Ltd.
6.594% due 07/20/2030 •		693	693
6.674% due 04/20/2032 •		950	951

Volkswagen Auto Lease Trust
5.400% due 12/21/2026		12,000	12,075

Westlake Automobile Receivables Trust
4.310% due 09/15/2027		7,268	7,259
5.560% due 02/15/2028		1,700	1,725
5.750% due 08/16/2027		4,000	4,029
5.960% due 10/15/2026		3,122	3,131
6.002% due 08/16/2027 •		2,500	2,503
6.012% due 10/15/2026 •		3,050	3,053
6.230% due 01/15/2027		8,381	8,428

Wind River CLO Ltd.
7.213% due 07/15/2031 •		10,800	10,817

World Omni Auto Receivables Trust
5.570% due 12/15/2026		847	849

World Omni Select Auto Trust
5.370% due 02/15/2028		4,000	4,028

Total Asset-Backed Securities (Cost $799,752)			796,292

SOVEREIGN ISSUES 0.3%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	53,100	9,241

Israel Government International Bond
1.750% due 08/31/2025	ILS	800	210

Total Sovereign Issues (Cost $9,517)			9,451

		SHARES
COMMON STOCKS 7.9%

COMMUNICATION SERVICES 0.8%

Comcast Corp. ‘A’		454,785	18,997

Verizon Communications, Inc.		17,032	765

Walt Disney Co.		17,032	1,638

			21,400

CONSUMER DISCRETIONARY 0.6%

Amazon.com, Inc. (c)		17,032	3,174

Home Depot, Inc.		17,032	6,901

McDonald’s Corp.		17,032	5,186

NIKE, Inc. ‘B’		17,032	1,506

			16,767

CONSUMER STAPLES 1.1%

Coca-Cola Co.		17,032	1,224

Procter & Gamble Co.		160,004	27,713

Walmart, Inc.		17,032	1,375

			30,312

ENERGY 0.1%

Chevron Corp.		17,032	2,508

118	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
FINANCIALS 1.0%

American Express Co.	17,032	$4,619

Goldman Sachs Group, Inc.	17,032	8,433

JPMorgan Chase & Co.	17,032	3,591

Travelers Cos., Inc.	17,032	3,988

Visa, Inc. ‘A’	17,032	4,683

		25,314

HEALTH CARE 1.6%

AbbVie, Inc.	111,108	21,942

Amgen, Inc.	17,032	5,488

Johnson & Johnson	17,032	2,760

Merck & Co., Inc.	17,032	1,934

UnitedHealth Group, Inc.	17,032	9,958

		42,082

INDUSTRIALS 0.6%

3M Co.	17,032	2,328

Boeing Co. (c)	17,032	2,589

Caterpillar, Inc.	17,032	6,662

Honeywell International, Inc.	17,032	3,521

		15,100

INFORMATION TECHNOLOGY 2.1%

Apple, Inc.	170,896	39,819

Cisco Systems, Inc.	17,032	906

Intel Corp.	17,032	400

International Business Machines Corp.	17,032	3,765

Microsoft Corp.	17,032	7,329

Salesforce, Inc.	17,032	4,662

		56,881

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

Dow, Inc.	17,032	$930

Total Common Stocks (Cost $200,604)		211,294

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 46.7%

COMMERCIAL PAPER 2.7%

Consolidated Edison Co. of New York, Inc.
5.230% due 10/02/2024	$11,550	11,547

Crown Castle, Inc.
5.300% due 10/29/2024 (b)	5,270	5,248
5.720% due 10/01/2024	10,610	10,608

Entergy Corp.
5.600% due 10/15/2024	5,750	5,738

Jabil, Inc.
5.320% due 10/11/2024 (b)	13,260	13,237

Jones Lang LaSalle Finance BV
5.380% due 10/09/2024	10,110	10,098
5.400% due 10/09/2024	2,520	2,517

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	12,860	12,829

		71,822

REPURCHASE AGREEMENTS (g) 43.5%

		1,158,171

SHORT-TERM NOTES 0.2%

Chase Auto Owner Trust
5.495% due 07/25/2025	4,798	4,803

GreenSky Home Improvement Trust
5.850% due 06/25/2025	223	223

		5,026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
5.233% due 10/01/2024 - 12/05/2024 (d)(e)(j)(l)	$7,669	$7,641

Total Short-Term Instruments (Cost $1,243,302)		1,242,660

Total Investments in Securities (Cost $3,313,939)		3,308,688

	SHARES
INVESTMENTS IN AFFILIATES 4.5%

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%

PIMCO Short Asset Portfolio	10,579,799	103,280

PIMCO Short-Term Floating NAV Portfolio III	1,580,969	15,394

Total Short-Term Instruments (Cost $117,728)		118,674

Total Investments in Affiliates (Cost $117,728)		118,674

Total Investments 128.8% (Cost $3,431,667)		$3,427,362

Financial Derivative Instruments (i)(k) 4.3% (Cost or Premiums, net $8,781)		115,517

Other Assets and Liabilities, net (33.1)%		(880,945)

Net Assets 100.0%		$2,661,934

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	119

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.930%	09/30/2024	10/01/2024		$ 295,800	U.S. Treasury Notes 4.250% - 4.875% due 11/30/2025 - 12/31/2025	$(310,770)	$295,800	$295,840
	4.980	09/30/2024	10/01/2024		48,000	U.S. Treasury Notes 0.375% due 12/31/2025	(48,919)	48,000	48,007
CEW	4.260	09/20/2024	10/01/2024		CAD 100,000	Province of Ontario 1.900% - 2.600% due 06/02/2027 - 12/02/2051	(76,314)	73,940	74,035
	4.260	09/23/2024	10/03/2024		30,000	Province of Ontario 4.650% due 06/02/2041	(22,878)	22,182	22,203
	4.260	09/24/2024	10/04/2024		90,000	Province of Ontario 3.750% due 12/02/2053	(199)	66,546	66,601
						Province of Quebec 3.500% due 12/01/2048	(68,050)
	4.260	10/01/2024	10/08/2024		130,000	Province of Ontario 1.900% - 2.650% due 12/02/2050 - 12/02/2051	(98,926)	96,121	96,121
FICC STR	4.860	09/30/2024	10/01/2024		$ 2,000	U.S. Treasury Bonds 1.875% due 02/15/2041	(2,040)	2,000	2,000
JPS	4.880	07/30/2024	TBD	(2)	169,002	U.S. Treasury Bonds 2.000% - 2.250% due 07/15/2025 - 08/15/2051	(181,145)	169,002	170,577
MEI	4.240	09/25/2024	10/03/2024		CAD 120,000	Canada Government Bond 2.750% due 12/01/2033	(79,993)	88,728	88,790
						Canada Housing Trust 2.350% due 06/15/2027	(1,597)
						Province of Quebec 2.300% due 09/01/2029	(9,391)
SAL	4.930	10/01/2024	10/02/2024		$ 100	U.S. Treasury Notes 4.875% due 11/30/2025	(104)	100	100
	4.990	10/01/2024	10/02/2024		236,600	U.S. Treasury Notes 4.250% due 03/15/2027	(241,402)	236,600	236,600
TOR	4.250	09/26/2024	10/04/2024		CAD 80,000	Province of Quebec 3.100% due 12/01/2051	(61,072)	59,152	59,187

Total Repurchase Agreements							$(1,202,800)	$1,158,171	$1,160,061

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$343,847	$0	$0	$343,847	$(359,689)	$(15,842)
CEW	258,961	0	0	258,961	(265,169)	(6,208)
FICC STR	2,000	0	0	2,000	(2,040)	(40)
JPS	170,577	0	0	170,577	(173,681)	(3,104)
MEI	88,790	0	0	88,790	(90,694)	(1,904)
SAL	236,700	0	0	236,700	(241,506)	(4,806)
TOR	59,187	0	0	59,187	(61,072)	(1,885)

Total Borrowings and Other Financing Transactions	$1,160,061	$0	$0

(h)	Securities with an aggregate market value of $7,464 and cash of $1,485 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,829) at a weighted average interest rate of 5.204%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

120	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index December Futures	12/2024	3,022	$878,533	$22,204	$3,475	$0
U.S. Treasury 5-Year Note December Futures	12/2024	1,237	135,925	274	0	(454)
U.S. Treasury 10-Year Note December Futures	12/2024	269	30,742	31	0	(122)
U.S. Treasury 10-Year Ultra December Futures	12/2024	28	3,312	(13)	0	(14)
U.S. Treasury 30-Year Bond December Futures	12/2024	65	8,072	(35)	0	(45)

				$22,461	$3,475	$(635)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini DJIA Index December Futures	12/2024	515	$(109,806)	$(2,224)	$33	$0
U.S. Treasury 2-Year Note December Futures	12/2024	107	(22,282)	24	40	0
United Kingdom Long Gilt December Futures	12/2024	2	(263)	2	1	(1)

				$(2,198)	$74	$(1)

Total Futures Contracts				$20,263	$3,549	$(636)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.341%	$2,900	$49	$(16)	$33	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.366	800	12	(1)	11	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	800	(4)	19	15	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101	2,000	15	16	31	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.110	300	4	2	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412	2,920	526	(235)	291	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	3,440	414	82	496	0	(6)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	1,000	3	(1)	2	0	0

						$1,019	$(134)	$885	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(2)	$2	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	3,772	(139)	144	5	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	500	(42)	40	(2)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	300	(20)	18	(2)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,600	(76)	52	(24)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	8	(11)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(15)	1	(14)	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	1,300	79	24	103	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,500	184	2	186	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,200	12	15	27	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,000	22	1	23	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	59,700	1,249	122	1,371	0	(1)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	124,400	2,805	14	2,819	1	(7)

					$4,038	$443	$4,481	$4	$(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	121

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.250%	Semi-Annual	06/17/2025	$15,200	$(277)	$586	$309	$11	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/20/2025	361,100	(1,238)	1,174	(64)	232	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025	170,200	377	(1,205)	(828)	190	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	108,700	6	340	346	133	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	72,100	611	3,359	3,970	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	11,300	(96)	(36)	(132)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	9,400	33	34	67	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	78,250	47	(486)	(439)	207	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	32,800	133	(982)	(849)	81	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	74,230	2,392	(469)	1,923	0	(204)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/06/2030	11,300	(143)	1,287	1,144	31	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030	7,700	(27)	658	631	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	7,100	104	38	142	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	44,800	275	(191)	84	135	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.219	Semi-Annual	07/06/2031	28,000	(8)	4,223	4,215	72	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031	11,500	(3)	1,681	1,678	30	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	12,600	37	(452)	(415)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	5,800	725	(61)	664	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033	7,700	(150)	(78)	(228)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	27,200	79	714	793	83	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	61,950	(458)	(1,954)	(2,412)	188	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	01/13/2050	1,100	(3)	270	267	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	400	(3)	117	114	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	800	(1)	281	280	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	2,200	(13)	734	721	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	100	0	31	31	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	1,100	(20)	327	307	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	8,700	1,586	2,011	3,597	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	10,700	(240)	(110)	(350)	43	0

						$3,724	$11,840	$15,564	$1,755	$(204)

Total Swap Agreements						$8,781	$12,149	$20,930	$1,759	$(219)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,549	$1,759	$5,308	$0	$(636)	$(219)	$(855)

(j)

Securities with an aggregate market value of $58,700 and cash of $18,311 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

122	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	KRW	1,336,502		$999	$0	$(15)
	10/2024		$353	PLN	1,373	4	0
	11/2024	TWD	496,643		$15,356	0	(410)

BPS	10/2024	CAD	240,216		177,837	252	(49)
	10/2024	DKK	195		29	0	0
	10/2024	EUR	1,602		1,770	0	(13)
	10/2024	KRW	4,063,197		3,036	0	(47)
	10/2024	PLN	2,625		685	3	0
	10/2024		$1,985	CNH	14,075	26	0
	10/2024		3,008	GBP	2,285	47	0
	10/2024		5,004	NZD	8,040	104	0
	11/2024	CNH	14,042		$1,985	0	(26)
	11/2024		$29	DKK	195	0	0
	11/2024		685	PLN	2,627	0	(3)
	12/2024		770	MXN	15,510	10	0

BRC	10/2024	GBP	48,661		$64,196	0	(862)
	10/2024	ILS	818		220	1	0
	10/2024	NZD	2,275		1,437	0	(8)
	10/2024		$1,850	CAD	2,508	4	0
	10/2024		10	CHF	8	0	0
	10/2024		1,093	PLN	4,197	0	(3)
	10/2024		148	SEK	1,500	0	(1)
	10/2024		16	ZAR	295	1	0
	11/2024	CHF	8		$10	0	0
	11/2024	SEK	1,497		148	1	0
	11/2024		$1,437	NZD	2,275	8	0
	11/2024		1	PLN	2	0	0

CBK	10/2024	BRL	5,394		$989	0	(1)
	10/2024	CNH	112,379		15,610	0	(449)
	10/2024	DKK	39		6	0	0
	10/2024	ILS	540		150	5	0
	10/2024	KRW	2,911,360		2,176	0	(33)
	10/2024	THB	1,827		55	0	(2)
	10/2024		$990	BRL	5,394	0	0
	10/2024		7,395	CNH	52,415	95	0
	10/2024		3,943	IDR	61,057,333	72	0
	10/2024		301	ILS	1,103	0	(5)
	10/2024		10,523	INR	885,034	30	0
	10/2024		5,790	ZAR	105,593	313	0
	11/2024	BRL	11,374		$2,026	0	(55)
	11/2024	CNH	52,296		7,395	0	(94)
	11/2024		$989	BRL	5,413	1	0
	11/2024		6	DKK	39	0	0
	12/2024	MXN	26,623		$1,363	26	0
	09/2025	ILS	795		210	0	(5)

DUB	10/2024	KRW	2,753,732		2,063	0	(27)
	10/2024	PLN	3,250		848	3	0
	10/2024		$2,191	PLN	8,453	8	(4)
	11/2024		848		3,253	0	(3)
	02/2025		2,084	MXN	42,158	14	0

FAR	10/2024	BRL	9,935		$1,823	0	0
	10/2024	CAD	90,997		67,475	188	0
	10/2024	NZD	5,363		3,371	0	(36)
	10/2024		$5,557	AUD	8,084	32	0
	10/2024		1,798	BRL	9,935	25	0
	10/2024		43,696	EUR	39,076	0	(199)
	11/2024	AUD	8,084		$5,559	0	(33)
	11/2024	EUR	39,076		43,755	198	0
	11/2024		$3,372	NZD	5,363	36	0

GLM	10/2024	BRL	3,561		$651	0	(2)
	10/2024	CAD	100,128		73,899	0	(136)
	10/2024		$654	BRL	3,561	0	0
	10/2024		76	IDR	1,167,619	1	0
	10/2024		149	ILS	555	0	0
	10/2024		972	INR	81,766	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	123

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$2,272	PLN	9,016	$71	$0
	11/2024	MXN	13,933		$697	0	(4)
	12/2024		12,297		641	24	0
	12/2024		$651	BRL	3,585	2	0
	02/2025		939	MXN	19,110	13	0
	04/2025	BRL	51,500		$9,231	25	(6)
	04/2025	DKK	40,900		6,046	0	(115)

IND	10/2024	KRW	1,372,456		1,025	0	(17)
	10/2024		$183	IDR	2,825,038	3	0

JPM	10/2024	DKK	407		$61	0	0
	10/2024	ILS	3,498		937	3	(5)
	10/2024	KRW	1,541,649		1,153	0	(17)
	10/2024		$2,018	CNH	14,301	26	0
	10/2024		66	DKK	440	0	0
	10/2024		2,445	PLN	9,479	17	(1)
	11/2024	CNH	14,268		$2,018	0	(25)
	11/2024		$61	DKK	406	0	0
	12/2024	MXN	2,493		$131	5	0
	04/2025	BRL	1,600		285	0	(2)

MBC	10/2024	CAD	120,111		89,299	485	0
	10/2024	KRW	5,203,860		3,896	0	(53)
	10/2024	PLN	2,930		769	7	0
	10/2024	SEK	1,500		146	0	(1)
	10/2024		$11,516	CAD	15,473	0	(76)
	10/2024		62,028	GBP	46,376	0	(26)
	10/2024		401	IDR	6,216,939	8	0
	10/2024		3,942	SGD	5,065	0	(2)
	11/2024	CAD	15,461		$11,516	76	0
	11/2024	GBP	46,376		62,025	24	0
	11/2024	SGD	5,056		3,942	2	0
	11/2024		$2,036	PLN	7,846	8	(7)
	12/2024	MXN	5,167		$264	5	0

MYI	10/2024	DKK	384		57	0	0
	10/2024	EUR	37,474		41,764	50	0
	10/2024	KRW	1,980,927		1,481	0	(22)
	10/2024	NZD	402		252	0	(3)
	10/2024	SGD	5,064		3,889	0	(51)
	10/2024		$1,078	CAD	1,453	0	(3)
	10/2024		48	DKK	320	0	0
	10/2024		410	IDR	6,362,604	8	0
	11/2024		57	DKK	384	0	0
	12/2024	MXN	4,037		$201	0	(2)
	04/2025	DKK	44,800		6,614	0	(135)
	04/2025		$18,549	DKK	124,100	147	0

NGF	10/2024		1,384	IDR	21,376,087	22	0

RBC	10/2024	CAD	1,200		$888	1	0
	12/2024	MXN	13,554		682	2	0

RYL	10/2024		$1,150	CAD	1,559	3	0

SCX	10/2024	CAD	2,300		$1,696	0	(5)
	10/2024		$40	DKK	266	0	0
	10/2024		100	IDR	1,547,700	2	0
	10/2024		3,938	INR	330,964	8	0
	11/2024	TWD	3,240		$102	0	(1)

SSB	10/2024	CAD	1,300		963	1	0
	12/2024	MXN	5,126		267	10	0

TOR	10/2024	AUD	8,084		5,483	0	(106)
	10/2024	CAD	16,182		12,023	58	0

UAG	10/2024	CHF	9,205		10,957	80	0
	10/2024		$10,843	CHF	9,197	24	0
	10/2024		950	PLN	3,691	9	0
	10/2024		4,885	ZAR	89,400	282	0
	11/2024	CHF	9,163		$10,843	0	(24)
	11/2024		$54	PLN	208	0	0
	11/2024		103	TWD	3,240	0	0
	12/2024		3	MXN	66	0	0
	04/2025	DKK	39,500		$5,827	0	(124)

Total Forward Foreign Currency Contracts						$3,022	$(3,354)

124	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FAR	Receive	S&P 500 Total Return Index	11,401	5.570% (FEDL01 plus a specified spread)	Maturity	08/13/2025	$139,664	$0	$2,280	$2,280	$0
MBC	Receive	S&P 500 Total Return Index	1,134	5.450% (FEDL01 plus a specified spread)	Monthly	11/06/2024	14,298	0	(60)	0	(60)
	Receive	S&P 500 Total Return Index	14,235	5.320% (FEDL01 plus a specified spread)	Maturity	01/22/2025	144,777	0	27,935	27,935	0
	Receive	S&P 500 Total Return Index	23,238	5.325% (FEDL01 plus a specified spread)	Maturity	01/22/2025	236,665	0	44,976	44,976	0
	Receive	S&P 500 Total Return Index	14,910	5.590% (FEDL01 plus a specified spread)	Maturity	08/20/2025	176,570	0	9,434	9,434	0
RBC	Receive	S&P 500 Total Return Index	2,350	5.250% (FEDL01 plus a specified spread)	Monthly	10/16/2024	29,629	0	(121)	0	(121)
	Receive	S&P 500 Total Return Index	1,145	5.450% (FEDL01 plus a specified spread)	Monthly	10/16/2024	14,436	0	(61)	0	(61)
	Receive	S&P 500 Total Return Index	3,673	5.510% (FEDL01 plus a specified spread)	Monthly	10/16/2024	46,310	0	(198)	0	(198)
	Receive	S&P 500 Total Return Index	1,267	5.240% (FEDL01 plus a specified spread)	Monthly	11/13/2024	15,974	0	(65)	0	(65)
	Receive	S&P 500 Total Return Index	716	5.450% (FEDL01 plus a specified spread)	Monthly	11/20/2024	9,027	0	(38)	0	(38)
	Receive	S&P 500 Total Return Index	455	5.660% (FEDL01 plus a specified spread)	Monthly	01/08/2025	5,737	0	(25)	0	(25)
	Receive	S&P 500 Total Return Index	685	5.660% (FEDL01 plus a specified spread)	Monthly	01/22/2025	8,575	0	56	56	0
	Receive	S&P 500 Total Return Index	678	5.310% (FEDL01 plus a specified spread)	Monthly	02/19/2025	8,548	0	(35)	0	(35)
	Receive	S&P 500 Total Return Index	1,144	5.530% (FEDL01 plus a specified spread)	Monthly	07/09/2025	14,424	0	(62)	0	(62)
	Receive	S&P 500 Total Return Index	809	5.550% (FEDL01 plus a specified spread)	Monthly	08/06/2025	10,200	0	(44)	0	(44)
	Receive	S&P 500 Total Return Index	7,503	5.540% (FEDL01 plus a specified spread)	Monthly	09/03/2025	94,598	0	(262)	0	(262)
	Receive	S&P 500 Total Return Index	685	5.570% (FEDL01 plus a specified spread)	Monthly	09/24/2025	8,575	0	57	57	0
TOR	Receive	S&P 500 Total Return Index	716	5.590% (FEDL01 plus a specified spread)	Monthly	02/19/2025	9,027	0	(39)	0	(39)
	Receive	S&P 500 Total Return Index	25,632	5.540% (FEDL01 plus a specified spread)	Maturity	07/16/2025	302,795	0	14,845	14,845	0
	Receive	S&P 500 Total Return Index	29,865	5.540% (FEDL01 plus a specified spread)	Maturity	10/01/2025	362,676	0	12,823	12,823	0

								$0	$111,396	$112,406	$(1,010)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Pay	Abbvie,Inc.	111,108	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$	21,942	$0	$0	$0	$0
	Pay	Apple, Inc.	153,864	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024		35,850	0	0	0	0
	Pay	Comcast Corp.	454,785	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024		18,996	0	0	0	0
	Pay	Procter and Gamble,Co.	142,972	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024		24,763	0	0	0	0

									$0	$0	$0	$0

Total Swap Agreements									$0	$111,396	$112,406	$(1,010)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	125

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$4	$0	$0	$4	$(425)	$0	$0	$(425)	$(421)	$323	$(98)
BPS	442	0	0	442	(138)	0	0	(138)	304	0	304
BRC	15	0	0	15	(874)	0	0	(874)	(859)	3,532	2,673
CBK	542	0	0	542	(644)	0	0	(644)	(102)	(340)	(442)
DUB	25	0	0	25	(34)	0	0	(34)	(9)	0	(9)
FAR	479	0	2,280	2,759	(268)	0	0	(268)	2,491	(1,855)	636
GLM	139	0	0	139	(263)	0	0	(263)	(124)	321	197
IND	3	0	0	3	(17)	0	0	(17)	(14)	0	(14)
JPM	51	0	0	51	(50)	0	0	(50)	1	0	1
MBC	615	0	82,345	82,960	(165)	0	(60)	(225)	82,735	(80,020)	2,715
MYI	205	0	0	205	(216)	0	0	(216)	(11)	71	60
NGF	22	0	0	22	0	0	0	0	22	0	22
RBC	3	0	113	116	0	0	(911)	(911)	(795)	(5,250)	(6,045)
RYL	3	0	0	3	0	0	0	0	3	0	3
SCX	10	0	0	10	(6)	0	0	(6)	4	0	4
SSB	11	0	0	11	0	0	0	0	11	0	11
TOR	58	0	27,668	27,726	(106)	0	(39)	(145)	27,581	(26,075)	1,506
UAG	395	0	0	395	(148)	0	0	(148)	247	0	247

Total Over the Counter	$3,022	$0	$112,406	$115,428	$(3,354)	$0	$(1,010)	$(4,364)

(l)

Securities with an aggregate market value of $4,247 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$3,508	$0	$41	$3,549
Swap Agreements	0	4	0	0	1,755	1,759

	$0	$4	$3,508	$0	$1,796	$5,308

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,022	$0	$3,022
Swap Agreements	0	0	112,406	0	0	112,406

	$0	$0	$112,406	$3,022	$0	$115,428

	$0	$4	$115,914	$3,022	$1,796	$120,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$636	$636
Swap Agreements	0	15	0	0	204	219

	$0	$15	$0	$0	$840	$855

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,354	$0	$3,354
Swap Agreements	0	0	1,010	0	0	1,010

	$0	$0	$1,010	$3,354	$0	$4,364

	$0	$15	$1,010	$3,354	$840	$5,219

126	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$46,185	$0	$1,665	$47,850
Swap Agreements	0	1,614	0	0	3,201	4,815

	$0	$1,614	$46,185	$0	$4,866	$52,665

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,062)	$0	$(1,062)
Swap Agreements	0	0	180,725	0	0	180,725

	$0	$0	$180,725	$(1,062)	$0	$179,663

	$0	$1,614	$226,910	$(1,062)	$4,866	$232,328

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$5,951	$0	$(279)	$5,672
Swap Agreements	0	(299)	0	0	(18,149)	(18,448)

	$0	$(299)	$5,951	$0	$(18,428)	$(12,776)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,745)	$0	$(5,745)
Swap Agreements	0	0	(67,773)	0	0	(67,773)

	$0	$0	$(67,773)	$(5,745)	$0	$(73,518)

	$0	$(299)	$(61,822)	$(5,745)	$(18,428)	$(86,294)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,496	$1,496
Corporate Bonds & Notes
Banking & Finance	0	176,713	0	176,713
Industrials	0	40,227	0	40,227
Utilities	0	19,146	0	19,146
U.S. Government Agencies	0	383,429	0	383,429
U.S. Treasury Obligations	0	141,093	0	141,093
Non-Agency Mortgage-Backed Securities	0	286,887	0	286,887
Asset-Backed Securities	0	796,292	0	796,292
Sovereign Issues	0	9,451	0	9,451
Common Stocks
Communication Services	21,400	0	0	21,400
Consumer Discretionary	16,767	0	0	16,767
Consumer Staples	30,312	0	0	30,312
Energy	2,508	0	0	2,508
Financials	25,314	0	0	25,314
Health Care	42,082	0	0	42,082
Industrials	15,100	0	0	15,100
Information Technology	56,881	0	0	56,881
Materials	930	0	0	930
Short-Term Instruments
Commercial Paper	0	71,822	0	71,822
Repurchase Agreements	0	1,158,171	0	1,158,171
Short-Term Notes	0	5,026	0	5,026
U.S. Treasury Bills	0	7,641	0	7,641

	$211,294	$3,095,898	$1,496	$3,308,688

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$118,674	$0	$0	$118,674

Total Investments	$329,968	$3,095,898	$1,496	$3,427,362

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,509	1,799	0	5,308
Over the counter	0	115,428	0	115,428

	$3,509	$117,227	$0	$120,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(854)	0	(855)
Over the counter	0	(4,364)	0	(4,364)

	$(1)	$(5,218)	$0	$(5,219)

Total Financial Derivative Instruments	$3,508	$112,009	$0	$115,517

Totals	$333,476	$3,207,907	$1,496	$3,542,879

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	127

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 150.9%

CORPORATE BONDS & NOTES 9.1%

BANKING & FINANCE 6.5%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,228
3.300% due 01/30/2032		1,300	1,174

American Express Co.
5.284% due 07/26/2035 •		2,400	2,500

Athene Global Funding
5.620% due 05/08/2026		5,000	5,081

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		864	807

Bank of America Corp.
5.933% due 09/15/2027 •		5,100	5,253

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,000	3,012

Bank of Nova Scotia
5.450% due 08/01/2029		6,600	6,909

Barclays PLC
4.972% due 05/16/2029 •		1,400	1,416
5.690% due 03/12/2030 •		1,400	1,457
7.437% due 11/02/2033 •		2,300	2,656

BPCE SA
5.203% due 01/18/2027		250	255

Credit Suisse AG AT1 Claim		9,300	1,186

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,421
3.547% due 09/18/2031 •		$500	466

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,196

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,208

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$200	192
2.900% due 02/16/2028		200	186
3.375% due 11/13/2025		700	687
4.125% due 08/17/2027		500	487
5.125% due 06/16/2025		400	400
5.800% due 03/05/2027		600	611
5.800% due 03/08/2029		700	712
6.950% due 03/06/2026		200	205
6.950% due 06/10/2026		200	206
7.350% due 11/04/2027		200	212

GLP Capital LP
5.625% due 09/15/2034		400	409

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		6,000	6,054
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,200	1,203
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,885

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	273
4.292% due 09/12/2026 •		1,300	1,294
5.887% due 08/14/2027 •		400	411

Jackson National Life Global Funding
5.600% due 04/10/2026		4,200	4,262

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,000	956
1.578% due 04/22/2027 •		1,600	1,533
5.040% due 01/23/2028 •		100	102
6.070% due 10/22/2027 •		2,100	2,177

Lloyds Banking Group PLC
4.550% due 08/16/2028		2,500	2,515

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		2,000	2,111

Morgan Stanley
1.512% due 07/20/2027 •		3,200	3,044
5.656% due 04/18/2030 •		200	210

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		6,300	6,396
5.504% due 05/26/2028 •		600	619

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
4.892% due 05/18/2029 •		$3,500	$3,538

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	878	110

Nykredit Realkredit AS
1.500% due 10/01/2052		2,323	290

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		$3,000	2,099

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,100	1,068

Prologis LP
5.000% due 01/31/2035		1,300	1,332

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	1,269	159

RLJ Lodging Trust LP
3.750% due 07/01/2026		$1,200	1,174

Royal Bank of Canada
4.969% due 08/02/2030 •		700	718

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		5,700	4,864

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		400	425

UBS Group AG
3.091% due 05/14/2032 •		1,500	1,353
4.751% due 05/12/2028 •		7,900	7,952

VICI Properties LP
4.750% due 02/15/2028		2,700	2,713

Wells Fargo & Co.
2.393% due 06/02/2028 •		19,600	18,640

			125,012

INDUSTRIALS 2.2%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,600	2,451

Bayer U.S. Finance LLC
6.125% due 11/21/2026		200	206
6.375% due 11/21/2030		600	643
6.875% due 11/21/2053		200	224

Centene Corp.
4.625% due 12/15/2029		3,000	2,938

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,300	1,250

DAE Funding LLC
2.625% due 03/20/2025		900	890
3.375% due 03/20/2028		900	861

Expedia Group, Inc.
4.625% due 08/01/2027		300	302

Hyundai Capital America
5.450% due 06/24/2026		200	203

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (a)		1,700	1,672

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (a)		3,800	3,723

Imperial Brands Finance PLC
3.500% due 07/26/2026		400	392

InterContinental Hotels Group PLC
2.125% due 08/24/2026	GBP	400	507

MPLX LP
2.650% due 08/15/2030		$1,600	1,441

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		800	787
4.345% due 09/17/2027		3,300	3,218
4.810% due 09/17/2030		4,900	4,645

Occidental Petroleum Corp.
5.550% due 10/01/2034		3,400	3,454

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		1,600	1,560

Sands China Ltd.
5.125% due 08/08/2025		4,000	3,994
5.400% due 08/08/2028		2,900	2,930

T-Mobile USA, Inc.
2.700% due 03/15/2032		800	706
3.375% due 04/15/2029		1,500	1,441

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines Pass-Through Trust
5.450% due 08/15/2038	$600	$627

		41,065

UTILITIES 0.4%

Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,100	1,046
4.550% due 07/01/2030	1,500	1,489

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	1,000	1,003

Southern California Edison Co.
4.875% due 02/01/2027	1,800	1,828
5.150% due 06/01/2029	2,800	2,906

		8,272

Total Corporate Bonds & Notes (Cost $175,246)		174,349

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	108

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	780	719

		827

ILLINOIS 0.0%

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	185	201

NEVADA 0.0%

Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	119

Total Municipal Bonds & Notes (Cost $1,165)		1,147

U.S. GOVERNMENT AGENCIES 47.3%

Fannie Mae
3.750% due 07/25/2042	6,576	6,163
5.000% due 04/25/2033	1	1
5.523% due 12/25/2036 •	5	5
5.745% due 07/25/2037 - 03/25/2044 •	26	26
5.775% due 07/25/2037 •	12	12
5.795% due 09/25/2035 •	22	22
5.805% due 09/25/2035 •	51	51
6.115% due 06/25/2037 •	84	85
6.145% due 01/25/2040 •	211	213
6.232% due 01/01/2036 •	6	6
6.363% due 07/01/2044 •	3	3
6.579% due 05/25/2035 ~	2	2
7.260% due 08/01/2033 •	2	2
7.834% due 06/01/2033 •	72	74

Freddie Mac
4.000% due 11/01/2047 - 01/01/2048	1,609	1,569
4.500% due 03/01/2029	7	8
5.500% due 07/01/2038	10	10
6.027% due 06/15/2041 •	31	31
6.157% due 08/15/2037 •	54	54
6.167% due 10/15/2037 •	9	9
6.177% due 05/15/2037 - 09/15/2037 •	62	63
6.323% due 02/25/2045 •	5	5
6.480% due 03/01/2034 •	16	16

Ginnie Mae
3.750% due 11/20/2044 •	438	443
5.000% due 04/15/2036 - 09/15/2039	474	488

128	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae, TBA
5.000% due 11/01/2054		$6,000	$6,008

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		12,454	11,757
4.500% due 08/01/2052		3,825	3,794
5.500% due 03/01/2034 - 07/01/2035		34	35
6.000% due 08/01/2036 - 02/01/2038		38	40
6.500% due 10/01/2036		15	16

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054		40,200	36,086
4.000% due 11/01/2054		114,040	109,622
4.500% due 11/01/2054 - 12/01/2054		62,400	61,406
5.000% due 11/01/2054		86,800	86,763
5.500% due 11/01/2054		76,000	76,886
6.000% due 11/01/2054		233,300	238,449
6.500% due 10/01/2054 - 11/01/2054		261,810	269,796

Total U.S. Government Agencies (Cost $913,561)			910,019

U.S. TREASURY OBLIGATIONS 4.5%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (h)(j)		4,018	3,947
0.125% due 10/15/2025 (h)(j)		3,879	3,804
0.250% due 01/15/2025 (h)		29,613	29,250
0.375% due 07/15/2025 (h)		10,345	10,198
0.625% due 01/15/2026 (h)		5,560	5,454
0.750% due 02/15/2045 (h)(j)		2,938	2,352
1.000% due 02/15/2046 (h)(j)		4,779	3,986
1.000% due 02/15/2048 (h)(j)		8,036	6,610
2.125% due 04/15/2029		21,151	21,744

Total U.S. Treasury Obligations (Cost $90,418)			87,345

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	5,850	7,828

BAMLL Commercial Mortgage Securities Trust
6.661% due 09/15/2038 •		$2,200	2,024

Banc of America Funding Trust
5.017% due 01/20/2047 ~		24	21
5.591% due 05/25/2035 ~		10	10

Bear Stearns Adjustable Rate Mortgage Trust
6.540% due 01/25/2034 ~		9	9

Bear Stearns ALT-A Trust
5.240% due 09/25/2035 ~		23	14
5.309% due 08/25/2036 •		754	674
5.309% due 04/25/2037 •		2,791	2,459
5.454% due 05/25/2035 ~		57	54

Chase Home Lending Mortgage Trust
6.530% due 05/25/2055 •		4,479	4,465

ChaseFlex Trust
5.569% due 07/25/2037 •		259	218

CIM Trust
5.500% due 08/25/2064 ~		8,640	8,748

Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~		984	872
6.170% due 09/25/2062 þ		8,453	8,458
7.230% due 10/25/2035 •		3	3

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •		6,761	6,675

Countrywide Alternative Loan Trust
5.209% due 06/25/2036 •		957	854
5.329% due 05/25/2047 •		115	109
5.495% due 03/20/2046 •		2,190	1,874
5.535% due 05/20/2046 •		52	45
6.000% due 10/25/2033		6	6
6.000% due 12/25/2034		2,013	1,835
6.000% due 12/25/2035		1,618	1,200
6.683% due 08/25/2035 •		3,616	3,326

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
5.066% due 02/20/2035 ~		$6	$6
6.662% due 02/20/2036 •		6	5

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		3,910	3,900
2.436% due 02/25/2061 ~		2,953	2,938
3.445% due 03/25/2059 ~		1,039	1,037

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.469% due 02/25/2035 •		98	95

First Horizon Mortgage Pass-Through Trust
6.747% due 08/25/2035 ~		16	11

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	69	75

GSMPS Mortgage Loan Trust
5.319% due 01/25/2036 •		$1,235	986

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~		9	8
4.771% due 11/25/2035 ~		41	34
5.096% due 06/25/2034 ~		14	13
6.000% due 03/25/2037		14	7

HarborView Mortgage Loan Trust
5.489% due 12/19/2036 •		915	705
5.519% due 05/19/2035 •		496	474

IndyMac INDX Mortgage Loan Trust
5.349% due 09/25/2046 •		162	141

JP Morgan Chase Commercial Mortgage Securities Trust
6.594% due 12/15/2031 •		657	610

JP Morgan Mortgage Trust
5.321% due 11/25/2035 ~		33	27
5.703% due 07/25/2035 ~		142	144
5.750% due 01/25/2036		21	9
7.298% due 08/25/2034 ~		106	107

Legacy Mortgage Asset Trust
2.250% due 07/25/2067 þ		1,721	1,709
4.650% due 11/25/2060 þ		3,081	3,085
4.750% due 04/25/2061 þ		2,020	2,036
4.750% due 07/25/2061 þ		3,449	3,427

LUXE Commercial Mortgage Trust
6.614% due 10/15/2038 •		7,520	7,517

MASTR Adjustable Rate Mortgages Trust
5.923% due 12/25/2046 •		6,561	4,978

Merrill Lynch Mortgage Investors Trust
5.389% due 02/25/2036 •		17	17
5.469% due 11/25/2035 •		8	7
5.517% due 02/25/2035 ~		213	202

Merrion Square Residential
4.474% due 03/24/2081 •	EUR	7,132	7,940

Morgan Stanley Capital Trust
6.660% due 12/15/2038 •		$2,900	2,733

Natixis Commercial Mortgage Securities Trust
6.761% due 08/15/2038 •		6,300	5,820

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,959	1,886

PRET LLC
7.021% due 02/25/2054 þ		2,427	2,448

Prime Mortgage Trust
5.369% due 02/25/2034 •		2	2

Residential Accredit Loans, Inc. Trust
5.309% due 01/25/2037 •		917	794
5.339% due 08/25/2036 •		292	265
6.036% due 10/25/2037 ~		1,096	933

SREIT Trust
6.308% due 10/15/2038 •		9,000	8,909

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •	GBP	1,570	2,108

Structured Adjustable Rate Mortgage Loan Trust
4.953% due 08/25/2035 ~		$18	16

Structured Asset Mortgage Investments Trust
5.579% due 07/19/2035 •		82	78

Taurus U.K. DAC
5.830% due 05/17/2031 •	GBP	695	927

Thornburg Mortgage Securities Trust
5.789% due 06/25/2047 •		$94	84

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	4,521	$6,063

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$3,297	3,188
3.369% due 10/25/2057 ~		4,900	4,254
5.969% due 05/25/2058 •		924	953

Trinity Square PLC
5.946% due 07/15/2059 ~	GBP	2,091	2,805

WaMu Mortgage Pass-Through Certificates Trust
4.524% due 02/27/2034 •		$7	7
4.531% due 07/25/2037 ~		4,094	3,727
5.339% due 05/25/2034 •		1,014	911
5.549% due 10/25/2045 •		7	7
5.823% due 03/25/2047 •		1,291	1,090
5.873% due 06/25/2047 •		2,238	1,862
6.123% due 02/25/2046 •		44	41
6.193% due 01/25/2046 •		2,829	2,483
6.323% due 11/25/2042 •		4	4
6.523% due 08/25/2042 •		3	3

Washington Mutual Mortgage Pass-Through Certificates Trust
5.953% due 11/25/2046 •		4,368	3,639

Total Non-Agency Mortgage-Backed Securities (Cost $154,181)			152,071

ASSET-BACKED SECURITIES 32.1%

Aames Mortgage Investment Trust
5.959% due 07/25/2035 •		136	136

ABFC Trust
5.229% due 01/25/2037 •		1,867	1,339
6.019% due 03/25/2034 •		400	393

ACE Securities Corp. Home Equity Loan Trust
5.229% due 12/25/2036 •		4,078	2,153
5.409% due 11/25/2036 •		2,384	985
5.869% due 09/25/2033 •		1,508	1,506

ACHV ABS Trust
7.240% due 11/25/2030		799	802

Aegis Asset-Backed Securities Trust
5.209% due 01/25/2037 •		299	225

Ally Auto Receivables Trust
5.460% due 05/15/2028		2,600	2,636

American Express Credit Account Master Trust
4.870% due 05/15/2028		4,500	4,556

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.677% due 04/25/2034 •		794	753
5.944% due 07/25/2035 •		800	752

AREIT Trust
7.017% due 11/17/2038 •		2,100	2,095

Ares European CLO DAC
4.465% due 10/15/2031 •	EUR	5,287	5,890
4.538% due 04/20/2032 •		5,595	6,212

Argent Securities Trust
5.449% due 06/25/2036 •		$5,758	1,585
5.509% due 05/25/2036 •		5,434	1,327

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.096% due 06/26/2034 •		561	546
5.729% due 02/25/2036 •		5,219	4,168

Ascent Education Funding Trust
6.140% due 10/25/2050		631	649

Asset-Backed Securities Corp. Home Equity Loan Trust
5.779% due 06/25/2034 •		2,828	2,981

Aurium CLO DAC
4.394% due 01/16/2031 •	EUR	11,254	12,501

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		$3,900	4,041
6.120% due 04/20/2027		8,700	8,872

BA Credit Card Trust
4.790% due 05/15/2028		4,700	4,751
4.980% due 11/15/2028		8,800	8,983

Bank of America Auto Trust
5.830% due 05/15/2026		2,238	2,243

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	129

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayview Financial Asset Trust
5.419% due 03/25/2037 •		$333	$330

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		900	909
5.670% due 04/15/2027		1,278	1,281

Bear Stearns Asset-Backed Securities Trust
5.154% due 10/25/2036 ~		167	74
5.319% due 05/25/2037 •		11,500	9,468
5.919% due 10/25/2037 •		1,148	1,123

Black Diamond CLO DAC
4.522% due 05/15/2032 •	EUR	4,521	5,030

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	2,100	1,605

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$2,500	2,532

BNC Mortgage Loan Trust
3.751% due 10/25/2036 •		178	175

BNPP AM Euro CLO DAC
4.508% due 07/22/2032 •	EUR	7,498	8,335

BPCRE Ltd.
7.414% due 01/16/2037 •		$1,810	1,809

Cairn CLO DAC
4.465% due 10/15/2031 •	EUR	2,375	2,638

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •		3,361	3,734
4.432% due 08/15/2032 •		4,396	4,887

Carmax Select Receivables Trust
5.400% due 11/15/2028		$400	408
5.780% due 09/15/2027		400	403
6.072% due 09/15/2027 •		900	901

Carvana Auto Receivables Trust
0.800% due 01/10/2027		1,978	1,936
4.680% due 02/10/2028		4,650	4,665
5.500% due 08/10/2027		2,165	2,172
5.620% due 01/10/2029		500	508
5.710% due 07/10/2028		1,500	1,526
5.760% due 04/12/2027		595	597
5.900% due 08/10/2027		700	704
6.410% due 09/10/2027		1,720	1,731

Chase Auto Owner Trust
5.250% due 09/27/2027		3,000	3,021
5.480% due 04/26/2027		4,384	4,401

Chase Issuance Trust
4.720% due 01/15/2031		8,700	8,924

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		3,454	3,514

Citigroup Mortgage Loan Trust
5.229% due 03/25/2037 •		705	628
5.289% due 09/25/2036 •		3,614	2,776
5.489% due 03/25/2036 •		3,623	3,324

Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,000	1,011
5.430% due 10/15/2026		1,199	1,201

Countrywide Asset-Backed Certificates Trust
4.451% due 05/25/2036 •		1,318	1,300
5.109% due 07/25/2037 •		353	349
5.219% due 02/25/2036 •		548	526
5.219% due 06/25/2047 •		907	885
5.229% due 12/25/2036 •		1,190	1,104
5.249% due 05/25/2037 •		1,779	1,685
5.249% due 06/25/2047 •		850	779
5.259% due 10/25/2047 •		4,100	3,621
5.369% due 02/25/2037 •		684	638
5.489% due 12/25/2036 •		2,717	2,586

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •		2	2

Credit-Based Asset Servicing & Securitization Trust
3.295% due 07/25/2036 •		1,425	1,339

CVC Cordatus Loan Fund DAC
4.335% due 10/15/2031 •	EUR	5,574	6,197

DLLAA LLC
5.930% due 07/20/2026		$604	607

Drive Auto Receivables Trust
5.830% due 12/15/2026		3,121	3,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden Euro CLO DAC
4.402% due 05/15/2034 •	EUR	3,399	$3,779

ECMC Group Student Loan Trust
6.395% due 07/25/2069 •		$1,334	1,333

Ellington Loan Acquisition Trust
6.069% due 05/25/2037 •		763	747

Euro-Galaxy CLO DAC
4.325% due 04/24/2034 •	EUR	2,394	2,650

Exeter Automobile Receivables Trust
5.530% due 10/15/2026		$1,224	1,225
6.040% due 07/15/2026		312	312

FCCU Auto Receivables Trust
5.460% due 04/15/2030		500	517
5.540% due 04/16/2029		700	717

FHF Issuer Trust
5.690% due 02/15/2030		3,238	3,283
5.890% due 06/15/2030		1,000	1,018

First Franklin Mortgage Loan Trust
5.189% due 12/25/2037 •		663	638
5.269% due 08/25/2036 •		1,775	1,708
5.449% due 05/25/2036 •		1,900	1,624

First NLC Trust
5.704% due 02/25/2036 •		14,622	12,968

Flagship Credit Auto Trust
5.640% due 03/15/2028		1,938	1,953

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		1,471	1,482
5.990% due 05/15/2028		2,634	2,652

Fremont Home Loan Trust
5.029% due 01/25/2037 •		6	3

Galaxy CLO Ltd.
6.533% due 10/15/2030 •		657	657

Gallatin CLO Ltd.
7.213% due 07/15/2031 •		3,850	3,859

GE-WMC Asset-Backed Pass-Through Certificates
5.609% due 12/25/2035 •		5,623	5,415

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		423	426
5.590% due 10/15/2029		2,000	2,033

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		2,600	2,640

GSAMP Trust
5.269% due 08/25/2036 •		380	379
5.269% due 09/25/2036 •		2,052	732
5.369% due 01/25/2047 •		758	399
5.659% due 11/25/2035 •		227	226
5.869% due 11/25/2035 •		274	265

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	1,944	2,158
4.368% due 10/20/2031 •		4,838	5,369

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$2,200	2,187
1.990% due 06/25/2026		1,600	1,576
5.440% due 01/25/2029		8,500	8,680
5.490% due 06/25/2027		1,000	1,011

Home Equity Mortgage Loan Asset-Backed Trust
5.139% due 04/25/2037 •		8,580	6,077

Home Partners of America Trust
1.901% due 12/17/2026		698	660

HSI Asset Securitization Corp. Trust
5.119% due 12/25/2036 •		5,068	4,645
5.434% due 03/25/2036 •		14,086	12,521

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		3,700	3,765
5.290% due 04/15/2027		3,470	3,484
5.480% due 04/17/2028		2,500	2,539

JP Morgan Mortgage Acquisition Trust
5.239% due 07/25/2036 •		841	759
5.239% due 08/25/2036 •		1,100	1,035
5.269% due 03/25/2037 •		4,503	4,366

KKR CLO Ltd.
6.481% due 07/18/2030 •		1,301	1,302
6.723% due 07/15/2034 •		2,250	2,252
7.141% due 07/18/2030 •		5,200	5,205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM Ltd.
6.562% due 07/20/2034 •		$2,000	$2,004

Lendmark Funding Trust
1.900% due 11/20/2031		5,400	5,089

Long Beach Mortgage Loan Trust
5.529% due 10/25/2034 •		12	12
5.884% due 08/25/2035 •		2,200	2,041

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032		1,001	1,006

M360 Ltd.
7.284% due 11/22/2038 •		3,800	3,700

Madison Park Euro Funding DAC
4.425% due 10/25/2030 •	EUR	2,379	2,639

Man GLG Euro CLO DAC
4.365% due 10/15/2030 •		190	212

Marlette Funding Trust
5.950% due 11/15/2032		$2,219	2,225

Master Credit Card Trust
6.191% due 01/21/2027 •		8,700	8,728

MASTR Asset-Backed Securities Trust
5.169% due 11/25/2036 •		7,043	4,221

Merrill Lynch Mortgage Investors Trust
5.509% due 01/25/2037 •		6,459	6,338

MF1 LLC
6.702% due 03/19/2039 •		800	801

MF1 Ltd.
6.715% due 02/19/2037 •		8,700	8,559

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 02/25/2037 •		1,542	1,403
5.109% due 05/25/2037 •		373	336
5.149% due 02/25/2037 •		1,414	465
5.184% due 03/25/2037 •		8,415	3,365
5.269% due 06/25/2036 •		1,384	717
5.329% due 02/25/2037 •		8,928	2,934
5.429% due 09/25/2036 •		710	308
5.899% due 07/25/2035 •		2,150	2,088

Morgan Stanley Mortgage Loan Trust
5.149% due 12/25/2036 •		2,109	745

Nelnet Student Loan Trust
6.640% due 02/20/2041		596	611
7.545% due 02/20/2041 •		596	598

Option One Mortgage Loan Trust
5.069% due 07/25/2036 •		2,301	1,062
5.099% due 07/25/2037 •		2,877	1,866

OZLM Ltd.
6.994% due 07/20/2032 •		3,700	3,704
7.244% due 07/20/2032 •		2,250	2,254

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		150	150
6.060% due 03/15/2030		1,079	1,079
6.258% due 10/15/2031		1,428	1,443
6.660% due 07/15/2031		716	728
7.128% due 06/16/2031		300	300
7.179% due 04/15/2031		471	472
7.656% due 05/15/2030		1,000	1,008

Palmer Square European Loan Funding DAC
4.415% due 07/15/2031 •	EUR	3,580	3,985
4.465% due 04/15/2031 •		3,702	4,122

Popular ABS Mortgage Pass-Through Trust
5.464% due 07/25/2036 •		$1,199	1,134

Prestige Auto Receivables Trust
5.690% due 05/17/2027		2,882	2,888

PRET LLC
2.487% due 10/25/2051 ~		674	674
2.487% due 10/25/2051 þ		3,255	3,244
3.721% due 07/25/2051 þ		4,747	4,710
4.744% due 07/25/2051 þ		1,595	1,578
4.843% due 09/25/2051 þ		4,712	4,699
4.868% due 07/25/2051 þ		1,704	1,686
4.992% due 02/25/2061 þ		1,447	1,448

Providus CLO DAC
4.435% due 07/15/2031 •	EUR	2,583	2,873

PRPM LLC
3.720% due 02/25/2027 þ		$3,359	3,333

130	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reach ABS Trust
7.050% due 02/18/2031		$277	$278

Regatta Funding Ltd.
6.485% due 10/25/2031 •		7,027	7,034

Regional Management Issuance Trust
5.830% due 07/15/2036		1,000	1,036

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		952	927
4.320% due 09/25/2030		887	889
5.380% due 11/25/2030		2,106	2,103
7.090% due 06/25/2032		1,784	1,805

Residential Asset Mortgage Products Trust
6.034% due 05/25/2035 •		3,017	2,941

Residential Asset Securities Corp. Trust
5.629% due 12/25/2035 •		10,019	9,806
5.674% due 11/25/2035 •		11,998	11,731

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		5,200	5,200

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		3,700	3,764
5.930% due 07/17/2028		2,200	2,231

Saxon Asset Securities Trust
5.644% due 11/25/2037 •		2,183	2,103

SCCU Auto Receivables Trust
5.110% due 06/15/2029		3,200	3,248
5.450% due 12/15/2027		4,800	4,827

Sculptor European CLO DAC
4.475% due 01/14/2032 •	EUR	10,903	12,106

Securitized Asset-Backed Receivables LLC Trust
5.149% due 05/25/2037 •		$9,117	5,611
5.469% due 05/25/2036 •		2,384	1,253

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	3,072	3,413

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		$500	506
5.350% due 06/21/2027		1,396	1,399

SLM Student Loan Trust
4.085% due 10/25/2039 •	EUR	496	514

SMB Private Education Loan Trust
2.850% due 11/16/2054		$8,599	8,055
4.550% due 02/16/2055		6,438	6,273
5.500% due 06/17/2052		3,557	3,667
6.442% due 07/15/2053 •		3,798	3,763
6.892% due 11/15/2052 •		869	877
7.142% due 10/16/2056 •		1,279	1,298

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		2,103	2,003

Sound Point CLO Ltd.
6.526% due 07/25/2030 •		117	117

Soundview Home Loan Trust
5.434% due 02/25/2036 •		2,461	2,300
5.809% due 08/25/2035 •		2,514	2,289
6.049% due 07/25/2035 •		1,283	1,279

Starwood Mortgage Trust
7.142% due 11/15/2038 •		13,200	12,961

Structured Asset Investment Loan Trust
5.119% due 09/25/2036 •		131	129

Structured Asset Securities Corp. Mortgage Loan Trust
5.619% due 04/25/2031 •		4,830	4,811

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		1,135	1,136

Synchrony Card Funding LLC
4.930% due 07/15/2030		8,800	8,983

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •		6,330	6,335

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	3,512	3,909

Trestles CLO Ltd.
6.714% due 07/21/2034 •		$2,250	2,252

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		1,394	1,405

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		643	619

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture CLO Ltd.
6.917% due 07/30/2032 •		$4,300	$4,290
7.267% due 07/30/2032 •		5,200	5,210

WaMu Asset-Backed Certificates WaMu Trust
5.139% due 07/25/2047 •		1,270	937

Westlake Automobile Receivables Trust
5.440% due 05/17/2027		700	708
5.620% due 03/15/2027		1,700	1,705
5.750% due 08/16/2027		4,400	4,432
6.230% due 01/15/2027		6,617	6,653

World Omni Auto Receivables Trust
5.570% due 12/15/2026		698	699

Total Asset-Backed Securities (Cost $627,874)			616,742

SOVEREIGN ISSUES 3.3%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	42,700	7,431

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	78,431	3,477
3.000% due 12/03/2026 (e)		89,069	4,267
4.000% due 11/30/2028 (e)		14,226	698
4.000% due 08/24/2034 (e)		194,633	9,206

Peru Government International Bond
5.400% due 08/12/2034	PEN	1,400	355
6.150% due 08/12/2032		62,800	17,213
6.900% due 08/12/2037		1,100	306
6.950% due 08/12/2031		3,000	867
7.300% due 08/12/2033		3,200	934
7.600% due 08/12/2039		1,100	324

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	53,500	2,774
8.000% due 01/31/2030		48,900	2,733
8.250% due 03/31/2032		28,000	1,519
8.500% due 01/31/2037		36,700	1,846
9.000% due 01/31/2040		165,700	8,398

Turkey Government International Bond
51.594% due 05/20/2026 ~	TRY	800	24
51.594% due 08/19/2026 ~		500	15
51.594% due 05/17/2028 ~		69,700	2,026

Total Sovereign Issues (Cost $62,471)			64,413

		SHARES
COMMON STOCKS 4.2%

COMMUNICATION SERVICES 0.1%

Verizon Communications, Inc.		12,600	566

Walt Disney Co.		12,600	1,212

			1,778

CONSUMER DISCRETIONARY 0.6%

Amazon.com, Inc. (b)		12,600	2,348

Home Depot, Inc.		12,600	5,105

McDonald’s Corp.		12,600	3,837

NIKE, Inc. ‘B’		12,600	1,114

			12,404

CONSUMER STAPLES 0.2%

Coca-Cola Co.		12,600	905

Procter & Gamble Co.		12,600	2,182

Walmart, Inc.		12,600	1,018

			4,105

ENERGY 0.1%

Chevron Corp.		12,600	1,855

FINANCIALS 1.0%

American Express Co.		12,600	3,417

Goldman Sachs Group, Inc.		12,600	6,239

	SHARES	MARKET VALUE (000S)

JPMorgan Chase & Co.	12,600	$2,657

Travelers Cos., Inc.	12,600	2,950

Visa, Inc. ‘A’	12,600	3,464

		18,727

HEALTH CARE 0.8%

Amgen, Inc.	12,600	4,060

Johnson & Johnson	12,600	2,042

Merck & Co., Inc.	12,600	1,431

UnitedHealth Group, Inc.	12,600	7,367

		14,900

INDUSTRIALS 0.6%

3M Co.	12,600	1,722

Boeing Co. (b)	12,600	1,916

Caterpillar, Inc.	12,600	4,928

Honeywell International, Inc.	12,600	2,605

		11,171

INFORMATION TECHNOLOGY 0.8%

Apple, Inc.	12,600	2,936

Cisco Systems, Inc.	12,600	670

Intel Corp.	12,600	295

International Business Machines Corp.	12,600	2,786

Microsoft Corp.	12,600	5,422

Salesforce, Inc.	12,600	3,449

		15,558

MATERIALS 0.0%

Dow, Inc.	12,600	688

Total Common Stocks (Cost $73,309)		81,186

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 42.4%

COMMERCIAL PAPER 1.4%

Alimentation Couche-Tard, Inc.
5.400% due 10/04/2024	$850	850

Conagra Brands, Inc.
5.200% due 10/10/2024	5,050	5,043

Crown Castle, Inc.
5.270% due 10/24/2024	580	578
5.270% due 10/29/2024	5,880	5,855
5.300% due 10/24/2024	3,400	3,388

Entergy Corp.
5.600% due 10/15/2024	250	249

Harley-Davidson Financial Services, Inc.
5.970% due 10/17/2024	2,450	2,444

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	2,020	2,015

Southern California Edison Co.
5.500% due 10/04/2024	4,970	4,967

Targa Resources Corp.
5.400% due 10/28/2024	1,180	1,175

		26,564

REPURCHASE AGREEMENTS (f) 40.5%
		779,696

SHORT-TERM NOTES 0.2%

Chase Auto Owner Trust
5.495% due 07/25/2025	3,569	3,573

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	131

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FCCU Auto Receivables Trust
5.596% due 05/15/2025	$88	$88

		3,661

U.S. TREASURY BILLS 0.3%
5.203% due 10/24/2024 - 12/05/2024 (c)(d)(h)(j)	5,478	5,450

Total Short-Term Instruments (Cost $816,448)		815,371

Total Investments in Securities (Cost $2,914,673)		2,902,643

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.6%

SHORT-TERM INSTRUMENTS 7.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%

PIMCO Short Asset Portfolio	6,132,170	$59,862

PIMCO Short-Term Floating NAV Portfolio III	8,781,643	85,507

Total Short-Term Instruments (Cost $145,638)		145,369

Total Investments in Affiliates (Cost $145,638)		145,369

Total Investments 158.5% (Cost $3,060,311)		$3,048,012

Financial Derivative Instruments (g)(i) 6.8% (Cost or Premiums, net $35,969)		130,126

Other Assets and Liabilities, net (65.3)%		(1,255,030)

Net Assets 100.0%		$1,923,108

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.930%	09/30/2024	10/01/2024	$	240,500	U.S. Treasury Notes 4.250% due 12/31/2025	$(252,566)	$240,500	$240,533
BRC	4.960	09/30/2024	10/01/2024		100	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(102)	100	100
FICC STR	4.860	09/30/2024	10/01/2024		40,000	U.S. Treasury Notes 4.500% due 05/31/2029	(40,800)	40,000	40,005
MEI	4.240	09/25/2024	10/03/2024	CAD	130,000	Canada Government Bond 2.750% due 12/01/2033	(98,573)	96,122	96,189
SAL	4.960	10/01/2024	10/02/2024	$	100	U.S. Treasury Notes 1.250% due 12/31/2026	(103)	100	100
	4.990	10/01/2024	10/02/2024		247,600	U.S. Treasury Notes 4.250% due 03/15/2027	(252,625)	247,600	247,600
TOR	4.250	09/26/2024	10/04/2024	CAD	210,000	Province of Quebec 3.100% - 5.000% due 12/01/2041 - 12/01/2051	(159,934)	155,274	155,365

Total Repurchase Agreements							$(804,703)	$779,696	$779,892

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$80,400	$(74,420)	$(74,938)

Total Short Sales (3.9)%				$(74,420)	$(74,938)

132	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$240,533	$0	$0	$240,533	$(252,566)	$(12,033)
BRC	100	0	0	100	(102)	(2)
FICC STR	40,005	0	0	40,005	(40,800)	(795)
MEI	96,189	0	0	96,189	(98,280)	(2,091)
SAL	247,700	0	0	247,700	(252,728)	(5,028)
TOR	155,365	0	0	155,365	(159,934)	(4,569)

Total Borrowings and Other Financing Transactions	$779,892	$0	$0

Cash of $293 has been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(889) at a weighted average interest rate of 5.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	11	$11	$(6)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	11	11	(5)	(1)

Total Written Options					$(11)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index December Futures	12/2024	1,777	$516,596	$12,468	$2,044	$0
U.S. Treasury 2-Year Note December Futures	12/2024	627	130,568	106	0	(235)
U.S. Treasury 5-Year Note December Futures	12/2024	1,707	187,570	352	0	(627)
U.S. Treasury 10-Year Note December Futures	12/2024	954	109,024	43	0	(432)
U.S. Treasury 10-Year Ultra December Futures	12/2024	263	31,112	(18)	0	(136)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	233	31,011	34	0	(182)

				$12,985	$2,044	$(1,612)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	380	$(91,162)	$(281)	$85	$0
3-Month SOFR Active Contract September Futures	12/2024	380	(90,507)	(204)	21	0
E-Mini DJIA Index December Futures	12/2024	381	(81,235)	(1,646)	25	0
Euro-Bund 10-Year Bond December Futures	12/2024	46	(6,909)	(102)	0	(22)
Euro-Buxl 30-Year Bond December Futures	12/2024	17	(2,579)	(25)	0	(21)
U.S. Treasury 30-Year Bond December Futures	12/2024	10	(1,242)	14	7	0

				$(2,244)	$138	$(43)

Total Futures Contracts				$10,741	$2,182	$(1,655)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	133

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.232%	$900	$14	$(12)	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341	2,400	40	(13)	27	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	600	(3)	14	11	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101	2,400	18	19	37	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110	300	3	3	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412	3,080	611	(304)	307	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	3,620	436	87	523	0	(6)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	400	1	0	1	0	0

						$1,120	$(206)	$914	$0	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$145	$(10)	$1	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,072	(224)	233	9	2	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	64	(4)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	500	(34)	30	(4)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	2,400	(116)	80	(36)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	700	(27)	12	(15)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	800	(24)	1	(23)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	3	4	7	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	1,881	131	17	148	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	6,900	424	121	545	2	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	13,900	1,017	18	1,035	2	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,100	34	14	48	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,500	33	2	35	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	125,900	2,675	216	2,891	0	(1)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	255,200	5,765	18	5,783	1	(15)

					$9,431	$978	$10,409	$9	$(17)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	93,300	$1,515	$505	$2,020	$0	$(49)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		600	(3)	39	36	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		300	(1)	2	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	3,405,000	13	(467)	(454)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$332,200	5,680	(3,303)	2,377	224	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		25,910	(9)	(95)	(104)	41	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	(438)	1,276	50	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	1,754	1,746	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		3,500	0	(22)	(22)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		28,000	0	(186)	(186)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		1,400	0	(11)	(11)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		24,060	0	(200)	(200)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	(11)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		44,830	510	(191)	319	109	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		36,900	334	(955)	(621)	102	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		65,800	267	(1,971)	(1,704)	163	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		44,470	1,409	(257)	1,152	0	(122)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	(248)	528	77	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		25,200	73	(902)	(829)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,904	(3,272)	2,632	275	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,100	833	(833)	0	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		660	(3)	(17)	(20)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		700	(3)	(16)	(19)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		600	(3)	(7)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		74,200	(1,016)	(1,312)	(2,328)	234	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,200	(5)	(46)	(51)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		1,300	(4)	(29)	(33)	4	0

134	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.715%	Annual	08/07/2034		$700	$(3)	$(19)	$(22)	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		1,300	(5)	(31)	(36)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		1,100	(4)	(19)	(23)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		800	(3)	(12)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		1,300	(5)	(19)	(24)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,200	(4)	(19)	(23)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,200	(4)	(22)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,700	(7)	(30)	(37)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		1,000	(4)	(19)	(23)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		1,400	(5)	(31)	(36)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,300	(5)	(15)	(20)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		1,500	(6)	(18)	(24)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		1,200	(5)	(3)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		1,000	(4)	(3)	(7)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	8	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		700	(3)	8	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		900	(4)	8	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,700	(7)	14	7	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,500	(5)	17	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,300	(5)	14	9	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		92,550	(582)	(3,021)	(3,603)	281	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	19,271	18,214	224	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		18,600	283	(1,052)	(769)	77	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	6,215	11,700	67	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	732	3,497	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		200	(1)	17	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		500	(3)	47	44	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	36	34	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		600	(5)	25	20	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		55,750	874	(3,259)	(2,385)	213	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	400	(1)	(7)	(8)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		800	(1)	(2)	(3)	0	(2)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		300	(1)	(8)	(9)	0	(2)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,000	(3)	(19)	(22)	0	(6)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		900	(3)	(16)	(19)	0	(5)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	(1)	(3)	0	(3)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		35,925	244	381	625	210	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		16,099	77	(79)	(2)	0	(167)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	42,500	(181)	1,274	1,093	0	(83)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	600	(1)	(35)	(36)	0	(2)
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		700	(1)	(39)	(40)	0	(2)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		460	(1)	(16)	(17)	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		900	(4)	(85)	(89)	0	(5)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,000	(4)	(85)	(89)	0	(6)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		300	(1)	(30)	(31)	0	(2)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(40)	(42)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		500	(2)	(42)	(44)	0	(3)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(70)	(73)	0	(5)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		30	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		800	(3)	(50)	(53)	0	(5)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		600	(2)	(13)	(15)	0	(3)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	38,090	(131)	(173)	(304)	0	(18)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		32,510	(112)	(153)	(265)	0	(16)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		70,600	0	914	914	35	0

							$25,498	$7,926	$33,424	$2,893	$(517)

Total Swap Agreements							$36,049	$8,698	$44,747	$2,902	$(542)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,306	$2,903	$5,209	$(1)	$(1,655)	$(542)	$(2,198)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	135

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

(h)

Securities with an aggregate market value of $65,247 and cash of $10,241 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $124 for closed futures and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CAD	1,133		$834	$0	$(3)
	10/2024		$6,721	CNH	48,108	153	0

BOA	10/2024	HKD	238		$31	0	0
	10/2024	KRW	3,433,961		2,568	0	(38)
	10/2024	PEN	861		229	0	(3)
	10/2024		$1,063	PLN	4,135	11	0
	10/2024		7,697	ZAR	141,257	468	0
	11/2024	PEN	323		$86	0	(1)

BPS	10/2024	CAD	210,196		156,040	611	0
	10/2024	CNH	40,437		5,648	0	(131)
	10/2024	HKD	846		109	0	0
	10/2024	KRW	10,439,837		7,801	0	(121)
	10/2024	PLN	5,015		1,309	6	0
	10/2024		$2,037	CNH	14,536	40	0
	10/2024		1,949	DKK	13,032	0	(3)
	10/2024		4,039	EUR	3,618	0	(12)
	10/2024		12,282	NZD	19,733	254	0
	10/2024	ZAR	17,933		$1,038	1	0
	11/2024	CNH	86,442		11,974	0	(404)
	11/2024	DKK	13,009		1,949	3	0
	11/2024	TWD	133,718		4,192	0	(53)
	11/2024		$1,309	PLN	5,019	0	(6)
	12/2024	MXN	148,943		$7,561	108	(25)
	12/2024	TRY	9,234		249	0	(2)

BRC	10/2024	GBP	5,962		7,865	0	(106)
	10/2024	IDR	258,925		17	0	0
	10/2024	ILS	2,582		694	3	(1)
	10/2024	NZD	5,876		3,713	0	(21)
	10/2024		$25	CHF	21	0	0
	10/2024		150	ILS	564	1	0
	10/2024		2,255	PLN	8,657	0	(7)
	10/2024		278	SEK	2,809	0	(1)
	11/2024	CHF	21		$25	0	0
	11/2024	SEK	2,805		278	1	0
	11/2024	TWD	26,252		825	0	(8)
	11/2024		$3,713	NZD	5,876	21	0
	11/2024		1	PLN	5	0	0
	12/2024	MXN	65		$3	0	0
	12/2024	TRY	78,076		2,081	0	(31)
	12/2024		$5,305	TRY	199,455	62	0
	01/2025	TRY	655		$17	0	0

BSH	10/2024	PEN	1,964		523	0	(7)

CBK	10/2024	BRL	4,157		762	0	(1)
	10/2024	GBP	782		1,041	0	(5)
	10/2024	ILS	2,022		551	9	(1)

136	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	KRW	7,480,348		$5,591	$0	$(84)
	10/2024	PEN	2,270		606	0	(6)
	10/2024	THB	1,827		55	0	(2)
	10/2024		$763	BRL	4,157	0	0
	10/2024		2,589	CNH	18,351	33	0
	10/2024		388	DKK	2,591	0	(1)
	10/2024		9,440	IDR	146,167,508	172	0
	10/2024		753	ILS	2,759	0	(13)
	10/2024		27,867	INR	2,343,790	78	0
	10/2024		1,827	ZAR	33,283	97	0
	11/2024	BRL	12,804		$2,280	0	(61)
	11/2024	CNH	148,882		20,730	0	(591)
	11/2024	DKK	2,587		388	1	0
	11/2024	PEN	10,495		2,815	0	(14)
	11/2024	TWD	546,654		17,168	6	(192)
	11/2024		$762	BRL	4,172	1	0
	12/2024	MXN	69,597		$3,562	69	0
	12/2024	PEN	1,619		428	0	(8)
	02/2025		13,579		3,635	0	(23)

DUB	10/2024	CNH	9,606		1,330	0	(42)
	10/2024	KRW	7,075,345		5,300	0	(68)
	10/2024	PLN	6,210		1,620	7	0
	10/2024		$5,285	PLN	20,418	26	(8)
	11/2024		1,620		6,215	0	(6)
	02/2025	PEN	27,843		$7,432	0	(68)

FAR	10/2024	BRL	7,657		1,405	0	0
	10/2024	CAD	1,422		1,055	4	0
	10/2024	NZD	13,856		8,710	0	(93)
	10/2024		$14,493	AUD	21,086	84	0
	10/2024		1,386	BRL	7,657	20	0
	10/2024		1,022	CAD	1,380	0	(1)
	10/2024		120,132	EUR	107,431	0	(546)
	11/2024	AUD	21,086		$14,500	0	(85)
	11/2024	EUR	107,431		120,296	546	0
	11/2024		$8,711	NZD	13,856	93	0
	12/2024	PEN	6,566		$1,730	0	(40)

GLM	10/2024	BRL	2,744		502	0	(2)
	10/2024		$504	BRL	2,744	0	0
	10/2024		196	IDR	3,026,456	3	0
	10/2024		447	ILS	1,663	0	(1)
	10/2024		2,575	INR	216,536	7	0
	10/2024		4,341	PLN	17,228	135	0
	11/2024	MXN	35,828		$1,793	0	(11)
	11/2024	TWD	42,342		1,346	2	0
	12/2024	MXN	31,973		1,666	61	0
	12/2024		$502	BRL	2,763	2	0
	02/2025	MXN	49,627		$2,437	0	(33)
	04/2025	BRL	41,500		7,443	23	(5)
	04/2025	DKK	31,300		4,627	0	(88)

IND	10/2024	KRW	3,526,342		2,634	0	(42)
	10/2024		$1,052	IDR	16,243,958	17	0

JPM	10/2024	CNH	56,596		$7,909	0	(179)
	10/2024	DKK	29,446		4,402	5	0
	10/2024	ILS	9,023		2,417	9	(14)
	10/2024	KRW	3,961,058		2,963	0	(42)
	10/2024	NOK	216		20	0	0
	10/2024		$2,048	CNH	14,586	36	0
	10/2024		4,080	DKK	27,208	0	(17)
	10/2024		165	IDR	2,556,748	3	0
	10/2024		86	ILS	310	0	(2)
	10/2024		7,429	PLN	28,798	53	(3)
	10/2024		600	ZAR	11,059	39	0
	10/2024	ZAR	27,157		$1,485	0	(85)
	11/2024	CNH	4,995		707	0	(9)
	11/2024	DKK	27,160		4,080	17	0
	11/2024	TRY	22,595		609	0	(23)
	11/2024	TWD	101,268		3,142	0	(73)
	11/2024		$10,259	DKK	68,250	0	(50)
	11/2024		20	NOK	215	0	0
	11/2024		3,221	TWD	102,425	31	0
	12/2024		5,085	TRY	191,940	117	0
	04/2025	BRL	1,200		$214	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	137

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2024	CAD	130,121		$96,740	$525	$0
	10/2024	JPY	136,200		932	0	(16)
	10/2024	KRW	13,370,615		10,010	0	(136)
	10/2024	PLN	5,599		1,468	14	0
	10/2024	SEK	2,810		274	0	(2)
	10/2024		$30,233	CAD	40,628	0	(192)
	10/2024		9,020	GBP	6,744	0	(4)
	10/2024		1,043	IDR	16,164,019	20	0
	10/2024		21	NOK	224	0	0
	10/2024		8,185	SGD	10,515	0	(4)
	11/2024	CAD	40,595		$30,233	193	0
	11/2024	GBP	6,744		9,020	3	0
	11/2024	SGD	10,497		8,185	4	0
	11/2024	TWD	112,122		3,500	0	(59)
	11/2024		$623	CNH	4,390	6	0
	11/2024		4,064	EUR	3,627	0	(21)
	11/2024		5,319	PLN	20,531	25	(14)
	12/2024	MXN	13,870		$709	13	0

MYI	10/2024	CHF	900		1,063	0	(1)
	10/2024	DKK	21,416		3,191	0	(7)
	10/2024	EUR	107,431		119,730	144	0
	10/2024	KRW	5,089,724		3,806	0	(57)
	10/2024	SGD	11,815		9,073	0	(119)
	10/2024		$3,842	DKK	25,707	0	(3)
	10/2024		1,067	IDR	16,542,777	21	0
	10/2024		1,005	SGD	1,301	7	0
	11/2024	CNH	8,716		$1,232	0	(16)
	11/2024	DKK	25,662		3,842	3	0
	11/2024	TWD	72,302		2,300	5	0
	11/2024		$2,274	CNH	16,077	28	0
	12/2024	MXN	10,045		$500	0	(5)
	04/2025	DKK	35,800		5,285	0	(108)
	04/2025		$14,686	DKK	98,255	116	0

NGF	10/2024		3,559	IDR	54,967,080	56	0

RBC	12/2024	MXN	36,382		$1,831	5	0

SCX	10/2024	DKK	17,770		2,645	0	(9)
	10/2024	PEN	6,885		1,825	0	(32)
	10/2024		$200	IDR	3,095,400	4	0
	10/2024		10,429	INR	876,473	22	0
	11/2024	CNH	47,733		$6,590	0	(246)
	11/2024	TWD	30,684		955	0	(19)

SSB	12/2024		$1,404	MXN	26,914	0	(54)

TOR	10/2024	AUD	21,086		$14,300	0	(277)
	10/2024	CAD	39,453		29,312	140	0
	11/2024	DKK	95		14	0	0

UAG	10/2024	CHF	22,444		26,715	196	0
	10/2024		$27,496	CHF	23,322	61	0
	10/2024		2,861	PLN	11,113	26	0
	10/2024		1,939	ZAR	35,483	112	0
	11/2024	CHF	23,235		$27,496	0	(62)
	11/2024	TWD	363,453		11,517	0	(21)
	11/2024		$104	PLN	398	0	(1)
	04/2025	DKK	31,000		$4,573	0	(97)

Total Forward Foreign Currency Contracts						$5,298	$(5,205)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	95,100	$55	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	94,900	84	2

Total Purchased Options							$139	$2

138	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	1,700	$ (6)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,700	(6)	(6)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	800	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	800	(2)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	1,600	(3)	(13)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	1,600	(3)	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	1,800	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	1,800	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	1,900	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	1,800	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	1,900	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	1,800	(6)	(6)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	1,200	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	1,200	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	1,600	(6)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	1,600	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	1,000	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,000	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,200	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,200	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	2,400	(8)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	2,400	(8)	(8)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	500	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	900	(4)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	900	(4)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	1,300	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	1,300	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	600	(2)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	1,400	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	1,400	(4)	(4)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	1,300	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	1,300	(2)	(1)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	1,400	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	1,400	(4)	(4)

Total Written Options							$(160)	$(125)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$184	$(48)	$33	$0	$(15)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	S&P 500 Total Return Index	916	5.540% (FEDL01 plus a specified spread)	Monthly	01/08/2025	$11,549	$0	$(50)	$0	$(50)

FAR	Receive	S&P 500 Total Return Index	16,893	5.570% (FEDL01 plus a specified spread)	Maturity	08/13/2025	206,942	0	3,511	3,511	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	139

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MBC	Receive	S&P 500 Total Return Index	7,636	5.450% (FEDL01 plus a specified spread)	Monthly	11/06/2024	$96,275	$0	$(407)	$0	$(407)
	Receive	S&P 500 Total Return Index	32,046	5.320% (FEDL01 plus a specified spread)	Maturity	01/22/2025	325,924	0	62,888	62,888	0
	Receive	S&P 500 Total Return Index	25,210	5.325% (FEDL01 plus a specified spread)	Maturity	01/22/2025	256,748	0	48,792	48,792	0

RBC	Receive	S&P 500 Total Return Index	403	5.250% (FEDL01 plus a specified spread)	Monthly	10/16/2024	5,081	0	(21)	0	(21)
	Receive	S&P 500 Total Return Index	185	5.450% (FEDL01 plus a specified spread)	Monthly	10/16/2024	2,332	0	(10)	0	(10)
	Receive	S&P 500 Total Return Index	894	5.510% (FEDL01 plus a specified spread)	Monthly	10/16/2024	11,272	0	(48)	0	(48)
	Receive	S&P 500 Total Return Index	2,347	5.230% (FEDL01 plus a specified spread)	Monthly	11/06/2024	29,591	0	(120)	0	(120)
	Receive	S&P 500 Total Return Index	235	5.240% (FEDL01 plus a specified spread)	Monthly	11/13/2024	2,963	0	(12)	0	(12)
	Receive	S&P 500 Total Return Index	1,642	5.660% (FEDL01 plus a specified spread)	Monthly	01/08/2025	20,702	0	(91)	0	(91)
	Receive	S&P 500 Total Return Index	56	5.310% (FEDL01 plus a specified spread)	Monthly	02/19/2025	706	0	(3)	0	(3)
	Receive	S&P 500 Total Return Index	458	5.590% (FEDL01 plus a specified spread)	Monthly	03/05/2025	5,775	0	(22)	0	(22)
	Receive	S&P 500 Total Return Index	184	5.530% (FEDL01 plus a specified spread)	Monthly	07/09/2025	2,320	0	(10)	0	(10)
	Receive	S&P 500 Total Return Index	82	5.550% (FEDL01 plus a specified spread)	Monthly	08/06/2025	1,034	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	458	5.550% (FEDL01 plus a specified spread)	Monthly	09/03/2025	5,775	0	(22)	0	(22)

TOR	Receive	S&P 500 Total Return Index	22,082	5.540% (FEDL01 plus a specified spread)	Maturity	07/16/2025	260,859	0	12,789	12,789	0

								$0	$127,160	$127,980	$(820)

Total Swap Agreements								$(48)	$127,193	$127,980	$(835)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$153	$0	$0	$153	$(3)	$0	$0	$(3)	$150	$0	$150
BOA	479	0	0	479	(42)	(7)	(65)	(114)	365	(542)	(177)
BPS	1,023	0	0	1,023	(757)	(4)	0	(761)	262	544	806
BRC	88	0	0	88	(175)	(13)	0	(188)	(100)	2,036	1,936
BSH	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
CBK	466	0	0	466	(1,002)	0	0	(1,002)	(536)	616	80
DUB	33	0	0	33	(192)	0	0	(192)	(159)	0	(159)
FAR	747	0	3,511	4,258	(765)	(35)	0	(800)	3,458	(2,561)	897
GLM	233	0	0	233	(140)	(36)	0	(176)	57	0	57
IND	17	0	0	17	(42)	0	0	(42)	(25)	0	(25)
JPM	310	0	0	310	(498)	(13)	0	(511)	(201)	292	91
MBC	803	0	111,680	112,483	(448)	0	(407)	(855)	111,628	(109,948)	1,680
MYC	0	2	0	2	0	(6)	0	(6)	(4)	(40)	(44)
MYI	324	0	0	324	(316)	0	0	(316)	8	480	488
NGF	56	0	0	56	0	0	0	0	56	0	56
RBC	5	0	0	5	0	0	(363)	(363)	(358)	(1,507)	(1,865)
RYL	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
SCX	26	0	0	26	(306)	0	0	(306)	(280)	419	139
SSB	0	0	0	0	(54)	0	0	(54)	(54)	0	(54)
TOR	140	0	12,789	12,929	(277)	0	0	(277)	12,652	(11,852)	800
UAG	395	0	0	395	(181)	(9)	0	(190)	205	(1,530)	(1,325)

Total Over the Counter	$5,298	$2	$127,980	$133,280	$(5,205)	$(125)	$(835)	$(6,165)

(j)

Securities with an aggregate market value of $4,387 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.

140	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$124	$0	$2,069	$0	$113	$2,306
Swap Agreements	0	10	0	0	2,893	2,903

	$124	$10	$2,069	$0	$3,006	$5,209

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,298	$0	$5,298
Purchased Options	0	0	0	0	2	2
Swap Agreements	0	0	127,980	0	0	127,980

	$0	$0	$127,980	$5,298	$2	$133,280

	$124	$10	$130,049	$5,298	$3,008	$138,489

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	1,655	1,655
Swap Agreements	0	25	0	0	517	542

	$0	$25	$0	$0	$2,173	$2,198

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,205	$0	$5,205
Written Options	0	0	0	0	125	125
Swap Agreements	0	15	820	0	0	835

	$0	$15	$820	$5,205	$125	$6,165

	$0	$40	$820	$5,205	$2,298	$8,363

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	141

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)	September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$154	$154
Futures	0	0	29,381	0	9,873	39,254
Swap Agreements	0	3,424	0	0	10,227	13,651

	$0	$3,424	$29,381	$0	$20,254	$53,059

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,392	$0	$4,392
Purchased Options	0	0	0	0	(40)	(40)
Written Options	0	0	0	0	940	940
Swap Agreements	0	4	106,928	0	0	106,932

	$0	$4	$106,928	$4,392	$900	$112,224

	$0	$3,428	$136,309	$4,392	$21,154	$165,283

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(7)	$(7)
Futures	0	0	(75)	0	193	118
Swap Agreements	0	(654)	0	0	(38,815)	(39,469)

	$0	$(654)	$(75)	$0	$(38,629)	$(39,358)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,449)	$0	$(4,449)
Purchased Options	0	0	0	0	(263)	(263)
Written Options	0	0	0	0	(62)	(62)
Swap Agreements	0	(6)	(15,962)	0	0	(15,968)

	$0	$(6)	$(15,962)	$(4,449)	$(325)	$(20,742)

	$0	$(660)	$(16,037)	$(4,449)	$(38,954)	$(60,100)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$125,012	$0	$125,012
Industrials	0	41,065	0	41,065
Utilities	0	8,272	0	8,272
Municipal Bonds & Notes
California	0	827	0	827
Illinois	0	201	0	201
Nevada	0	119	0	119
U.S. Government Agencies	0	910,019	0	910,019
U.S. Treasury Obligations	0	87,345	0	87,345
Non-Agency Mortgage-Backed Securities	0	152,071	0	152,071
Asset-Backed Securities	0	616,742	0	616,742
Sovereign Issues	0	64,413	0	64,413
Common Stocks
Communication Services	1,778	0	0	1,778
Consumer Discretionary	12,404	0	0	12,404
Consumer Staples	4,105	0	0	4,105
Energy	1,855	0	0	1,855
Financials	18,727	0	0	18,727
Health Care	14,900	0	0	14,900
Industrials	11,171	0	0	11,171
Information Technology	15,558	0	0	15,558
Materials	688	0	0	688
Short-Term Instruments
Commercial Paper	0	26,564	0	26,564
Repurchase Agreements	0	779,696	0	779,696
Short-Term Notes	0	3,661	0	3,661
U.S. Treasury Bills	0	5,450	0	5,450

	$81,186	$2,821,457	$0	$2,902,643

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$145,369	$0	$0	$145,369

Total Investments	$226,555	$2,821,457	$0	$3,048,012

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(74,938)	$0	$(74,938)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,069	3,015	0	5,084
Over the counter	0	133,280	0	133,280

	$2,069	$136,295	$0	$138,364

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(43)	(2,155)	0	(2,198)
Over the counter	0	(6,150)	(15)	(6,165)

	$(43)	$(8,305)	$(15)	$(8,363)

Total Financial Derivative Instruments	$2,026	$127,990	$(15)	$130,001

Totals	$228,581	$2,874,509	$(15)	$3,103,075

142	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.6%

CORPORATE BONDS & NOTES 9.3%

BANKING & FINANCE 6.6%

American Express Co.
5.284% due 07/26/2035 •		$500	$521

Athene Global Funding
5.620% due 05/08/2026		500	508

Bank of America Corp.
1.734% due 07/22/2027 •		300	287
5.933% due 09/15/2027 •		700	721

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		300	301

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		100	100

Bank of Nova Scotia
5.450% due 08/01/2029		500	523

Barclays PLC
5.501% due 08/09/2028 •		200	205
7.437% due 11/02/2033 •		300	346

Citibank NA
4.838% due 08/06/2029		200	205
5.488% due 12/04/2026		400	412

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	193
5.800% due 03/05/2027		200	204
5.800% due 03/08/2029		200	203

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		600	605
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		1,000	1,022

Host Hotels & Resorts LP
5.500% due 04/15/2035		100	101

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	206

Jackson National Life Global Funding
5.600% due 04/10/2026		500	507

JPMorgan Chase & Co.
3.782% due 02/01/2028 •		400	396
3.960% due 01/29/2027 •		100	99
5.040% due 01/23/2028 •		100	102

JPMorgan Chase Bank NA
5.110% due 12/08/2026		600	614

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		200	211

Morgan Stanley
1.512% due 07/20/2027 •		500	476
2.188% due 04/28/2026 •		200	197
4.130% due 03/19/2027 ~	EUR	200	223

Morgan Stanley Bank NA
5.882% due 10/30/2026		$400	415

Nomura Holdings, Inc.
5.783% due 07/03/2034		200	210

Prologis LP
5.000% due 01/31/2035		100	102

Royal Bank of Canada
4.875% due 01/19/2027		400	408

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		200	212

UBS Group AG
3.750% due 03/26/2025		209	208
4.751% due 05/12/2028 •		400	403

VICI Properties LP
4.750% due 02/15/2028		400	402

Wells Fargo & Co.
2.406% due 10/30/2025 •		100	100
3.196% due 06/17/2027 •		500	491

			12,539

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 1.6%

Bayer U.S. Finance LLC
6.500% due 11/21/2033		$200	$216

Boeing Co.
6.528% due 05/01/2034		200	215

Broadcom, Inc.
5.150% due 11/15/2031		300	311

Carrier Global Corp.
4.375% due 05/29/2025	EUR	100	112

Hyundai Capital America
6.288% due 08/04/2025 •		$500	503

Occidental Petroleum Corp.
5.550% due 10/01/2034		600	610

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		300	292

Sands China Ltd.
2.850% due 03/08/2029		400	364

T-Mobile USA, Inc.
3.875% due 04/15/2030		100	97
4.200% due 10/01/2029		200	199

United Airlines Pass-Through Trust
5.875% due 04/15/2029		101	103

			3,022

UTILITIES 1.1%

ONEOK, Inc.
5.050% due 11/01/2034		600	598

Pacific Gas & Electric Co.
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		800	800

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	100

Southern California Edison Co.
4.875% due 02/01/2027		100	102
5.150% due 06/01/2029		400	415

			2,015

Total Corporate Bonds & Notes (Cost $17,230)			17,576

U.S. GOVERNMENT AGENCIES 40.9%

Fannie Mae
4.000% due 04/25/2042		465	454
5.775% due 07/25/2037 •		1	1
5.795% due 09/25/2035 •		2	2
5.805% due 09/25/2035 •		4	4
6.115% due 06/25/2037 •		7	7

Freddie Mac
3.000% due 09/01/2032		478	466
4.000% due 07/15/2042		427	407
5.000% due 03/01/2038		86	88
5.500% due 07/01/2028 - 07/01/2038		7	6
6.027% due 06/15/2041 •		31	31
6.157% due 08/15/2037 •		6	6
6.167% due 10/15/2037 •		1	1
6.177% due 05/15/2037 - 09/15/2037 •		8	8

Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045		208	201
5.000% due 08/15/2038 - 05/15/2039		29	31
5.100% due 11/20/2062 •		45	44
6.000% due 08/15/2037		14	15

U.S. Small Business Administration
4.430% due 05/01/2029		4	4
5.290% due 12/01/2027		1	1
6.220% due 12/01/2028		1	1

Uniform Mortgage-Backed Security
3.000% due 01/01/2027		68	67
3.500% due 09/01/2047 - 08/01/2048		2,074	1,957

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/01/2025 - 09/01/2025		$2	$1
4.500% due 01/01/2035 - 12/01/2053		7,438	7,327
5.000% due 02/01/2053 - 12/01/2053		2,476	2,476
5.500% due 01/01/2033 - 09/01/2041		285	294
6.000% due 07/01/2036 - 05/01/2041		94	98

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054		3,700	3,321
4.000% due 10/01/2054 - 11/01/2054		9,610	9,238
4.500% due 11/01/2054		600	590
5.000% due 11/01/2054		5,910	5,907
5.500% due 11/01/2054		4,200	4,249
6.000% due 11/01/2054		19,400	19,828
6.500% due 11/01/2054		19,200	19,786

Total U.S. Government Agencies (Cost $76,770)			76,917

U.S. TREASURY OBLIGATIONS 7.5%

U.S. Treasury Bonds
3.875% due 05/15/2043		2,100	2,022
4.125% due 08/15/2053		1,600	1,594
4.625% due 05/15/2044		2,000	2,120

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		122	120
0.125% due 10/15/2025		485	475
0.250% due 01/15/2025		531	525
0.375% due 07/15/2025 (h)		4,642	4,576
0.625% due 01/15/2026		529	519
2.125% due 04/15/2029		2,034	2,091

Total U.S. Treasury Obligations (Cost $13,834)			14,042

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%

American Home Mortgage Assets Trust
5.159% due 10/25/2046 •		1,948	1,058

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	659	882

BCAP LLC Trust
4.790% due 03/27/2037 ~		$141	120

Bear Stearns ALT-A Trust
4.542% due 11/25/2035 ~		914	827
5.289% due 02/25/2034 •		4	4
5.289% due 06/25/2046 •		211	190
5.309% due 04/25/2037 •		184	162

ChaseFlex Trust
5.569% due 07/25/2037 •		879	740

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.199% due 07/25/2036 •		66	61

Citigroup Mortgage Loan Trust
5.734% due 06/25/2036 ~		18	17
6.170% due 09/25/2062 þ		912	912

Countrywide Alternative Loan Trust
4.546% due 03/25/2047 •		968	759
5.289% due 02/25/2047 •		7	6
5.319% due 05/25/2037 •		548	165
5.329% due 05/25/2047 •		41	39
5.449% due 08/25/2047 •		670	579
6.000% due 12/25/2034		505	461
6.123% due 02/25/2036 •		5	4

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~		1	1

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.269% due 03/25/2037 •		245	227

First Horizon Mortgage Pass-Through Trust
6.364% due 11/25/2037 ~		66	51

Freddie Mac
6.446% due 04/25/2053 «(a)		800	800

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •		1,400	1,404

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	143

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
6.000% due 03/25/2037		$1	$1
6.250% due 10/25/2036		73	67
6.609% due 09/25/2035 ~		2	2

IndyMac INDX Mortgage Loan Trust
5.369% due 11/25/2046 •		546	488
5.509% due 10/25/2036 •		140	58

InTown Mortgage Trust
8.383% due 08/15/2039 •		1,300	1,305

JP Morgan Mortgage Trust
5.229% due 08/25/2034 ~		3	3
5.546% due 07/25/2035 ~		110	105

Luminent Mortgage Trust
5.369% due 10/25/2046 •		2,210	1,998

Merrill Lynch Mortgage Investors Trust
5.370% due 09/25/2035 ~		13	11

Morgan Stanley Mortgage Loan Trust
5.249% due 01/25/2036 •		250	138

New York Mortgage Trust
5.250% due 07/25/2062 þ		581	576

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		2	1

PRKCM Trust
6.584% due 09/25/2058 þ		569	578

Residential Accredit Loans, Inc. Trust
5.309% due 01/25/2037 •		193	167
5.339% due 08/25/2036 •		64	58
6.000% due 03/25/2037		640	551
6.483% due 09/25/2045 •		5	4

Structured Adjustable Rate Mortgage Loan Trust
5.269% due 02/25/2037 •		103	97

Structured Asset Mortgage Investments Trust
5.229% due 03/25/2037 •		3	1

Taurus U.K. DAC
5.830% due 05/17/2031 •	GBP	298	397

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		$546	530
3.750% due 05/25/2058 ~		395	387

Trinity Square PLC
5.946% due 07/15/2059 ~	GBP	475	638

Verus Securitization Trust
6.443% due 08/25/2068 þ		$404	410

Wachovia Mortgage Loan Trust LLC
6.456% due 10/20/2035 ~		25	24

WaMu Mortgage Pass-Through Certificates Trust
3.392% due 01/25/2037 ~		42	36
4.875% due 08/25/2046 ~		288	265
6.043% due 09/25/2046 •		593	532
6.123% due 02/25/2046 •		12	11
6.323% due 11/25/2042 •		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $18,959)			18,913

ASSET-BACKED SECURITIES 39.2%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		500	500

ACE Securities Corp. Home Equity Loan Trust
5.249% due 07/25/2036 •		301	227
9.469% due 08/25/2040 •		691	643

AIMCO CLO
6.408% due 10/17/2034 •		500	500

Albacore Euro CLO Ltd.
4.754% due 10/18/2034 •	EUR	700	778

Ally Auto Receivables Trust
5.460% due 05/15/2028		$500	507

American Credit Acceptance Receivables Trust
6.000% due 03/12/2027		102	102

American Express Credit Account Master Trust
4.870% due 05/15/2028		400	405

AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		370	370
6.190% due 04/19/2027		539	542

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbor Realty Commercial Real Estate Notes Ltd.
7.497% due 05/15/2037 •		$600	$600
7.997% due 05/15/2037 •		600	599

AREIT LLC
7.325% due 06/17/2039 •		1,500	1,508
7.877% due 06/17/2039 •		1,300	1,307

Argent Securities Trust
5.269% due 07/25/2036 •		460	408
5.289% due 05/25/2036 •		2,777	678

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.539% due 01/25/2034 •		324	308

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		400	415
6.120% due 04/20/2027		1,000	1,020

BA Credit Card Trust
4.790% due 05/15/2028		400	404
4.980% due 11/15/2028		1,000	1,021

Bank of America Auto Trust
5.830% due 05/15/2026		245	245

Bear Stearns Asset-Backed Securities Trust
5.289% due 08/25/2036 •		82	79

BMW Vehicle Owner Trust
5.470% due 02/25/2028		500	506

BPCRE Ltd.
7.414% due 01/16/2037 •		275	275

Capital One Multi-Asset Execution Trust
2.800% due 03/15/2027		700	694

Carlyle Euro CLO DAC
4.432% due 08/15/2032 •	EUR	699	778

CarMax Auto Owner Trust
5.300% due 03/15/2027		$669	671

Carvana Auto Receivables Trust
5.980% due 08/10/2026		118	118
6.410% due 09/10/2027		215	216

Chase Auto Owner Trust
5.480% due 04/26/2027		487	489

Chase Issuance Trust
4.720% due 01/15/2031		1,000	1,026

Citigroup Mortgage Loan Trust
5.289% due 09/25/2036 •		850	653

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
5.430% due 10/15/2026		160	160
6.130% due 07/15/2026		133	134

Countrywide Asset-Backed Certificates Trust
4.337% due 01/25/2037 •		4,180	3,875
5.369% due 09/25/2047 •		308	291
5.449% due 03/25/2036 •		66	60
6.004% due 12/25/2035 •		770	762
6.034% due 07/25/2035 •		87	87

CPS Auto Receivables Trust
6.130% due 09/15/2026		192	192

CRB Securitization Trust
6.960% due 10/20/2033		393	398

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •	EUR	445	494
4.905% due 10/23/2034 •		497	554

DLLAA LLC
5.930% due 07/20/2026		$302	303

Drive Auto Receivables Trust
5.830% due 12/15/2026		302	303

DT Auto Owner Trust
6.290% due 08/16/2027		317	319

Ellington Loan Acquisition Trust
6.019% due 05/25/2037 •		298	295

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		700	699
4.640% due 01/15/2030		600	599
5.700% due 05/15/2026		348	348
5.820% due 02/15/2027		500	501

Fifth Third Auto Trust
5.800% due 11/16/2026		143	144

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Lease Trust
5.240% due 07/15/2026		$1,578	$1,580

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		908	900

Gallatin CLO Ltd.
7.213% due 07/15/2031 •		600	601

GECU Auto Receivables Trust
5.950% due 03/15/2027		274	275

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		581	582
5.700% due 01/15/2027		163	163
5.770% due 06/15/2027		500	502
6.040% due 03/15/2027		240	241

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	306
6.270% due 08/16/2027		283	285

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		300	304
5.450% due 06/16/2028		500	508

GSAMP Trust
5.039% due 12/25/2036 •		4	2
5.429% due 01/25/2037 •		902	767

Hertz Vehicle Financing LLC
5.440% due 01/25/2029		800	817
5.490% due 06/25/2027		600	607

HSI Asset Securitization Corp. Trust
5.109% due 01/25/2037 •		437	330

Hyundai Auto Lease Securitization Trust
5.150% due 06/15/2026		1,714	1,719

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		500	509
5.290% due 04/15/2027		496	498
5.480% due 04/17/2028		500	508

Invesco Euro CLO DAC
4.553% due 10/30/2038 •	EUR	500	557

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		$500	500

KKR CLO Ltd.
6.963% due 04/15/2031 •		400	400
7.141% due 07/18/2030 •		800	801

Madison Park Funding Ltd.
6.321% due 10/22/2034 •		500	500

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	500	529
5.385% due 10/15/2032 •		1,000	1,114

Marlette Funding Trust
5.950% due 11/15/2032		$208	209

Master Credit Card Trust
6.191% due 01/21/2027 •		1,000	1,003

MASTR Asset-Backed Securities Trust
5.069% due 01/25/2037 •		5	2

Merrill Lynch Mortgage Investors Trust
5.269% due 08/25/2037 •		1,033	541
5.489% due 02/25/2037 •		1,882	554

MF1 Ltd.
6.715% due 02/19/2037 •		1,300	1,279

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 01/25/2037 •		1,944	881
5.184% due 03/25/2037 •		1,481	592

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		485	443

NovaStar Mortgage Funding Trust
5.469% due 09/25/2036 •		1,021	427

Option One Mortgage Loan Trust
5.189% due 04/25/2037 •		674	463
5.189% due 05/25/2037 •		395	240
5.509% due 01/25/2036 •		814	758
5.749% due 02/25/2035 •		588	558

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		26	26
5.331% due 01/15/2032		900	903
6.060% due 03/15/2030		111	111
7.179% due 04/15/2031		84	84

144	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRET LLC
2.487% due 10/25/2051 þ		$501	$499
4.744% due 07/25/2051 þ		310	307
8.497% due 10/25/2053 þ		959	979

Providus CLO DAC
4.435% due 07/15/2031 •	EUR	369	410

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		$207	69

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		164	160
4.320% due 09/25/2030		211	212
5.380% due 11/25/2030		211	210
7.130% due 01/26/2032		368	372

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		500	507
6.080% due 08/17/2026		93	93
6.180% due 02/16/2027		340	341

SBNA Auto Lease Trust
5.390% due 11/20/2026		900	908
5.450% due 01/20/2026		354	355

Securitized Asset-Backed Receivables LLC Trust
5.449% due 07/25/2036 •		296	118

SG Mortgage Securities Trust
5.329% due 02/25/2036 •		1,584	798

Shelter Growth CRE Issuer Ltd.
7.261% due 06/17/2037 •		725	727
8.158% due 06/17/2037 •		700	702

Soundview Home Loan Trust
5.049% due 06/25/2037 •		2	1
5.079% due 02/25/2037 •		1,421	408
5.179% due 06/25/2037 •		464	314
5.269% due 03/25/2037 •		89	84

Starwood Mortgage Trust
7.142% due 11/15/2038 •		2,000	1,964

Structured Asset Securities Corp. Mortgage Loan Trust
5.389% due 02/25/2037 •		241	236

Symphony CLO Ltd.
6.031% due 04/18/2033 •		500	500

Synchrony Card Funding LLC
4.930% due 07/15/2030		800	817

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •		1,000	1,001

TCW CLO Ltd.
6.395% due 08/16/2034 •		500	500

Theorem Funding Trust
6.060% due 12/15/2028		115	115

Tralee CLO Ltd.
7.046% due 10/25/2032 •		400	400

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		303	305

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		80	77

Venture CLO Ltd.
6.917% due 07/30/2032 •		700	698
7.267% due 07/30/2032 •		800	801

Veros Auto Receivables Trust
7.120% due 11/15/2028		225	227

WaMu Asset-Backed Certificates WaMu Trust
5.329% due 04/25/2037 •		4,043	1,540

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		286	287
6.012% due 10/15/2026 •		286	286
6.230% due 01/15/2027		735	739

Total Asset-Backed Securities (Cost $76,525)			73,757

SOVEREIGN ISSUES 3.5%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	4,600	800

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	7,752	344
3.000% due 12/03/2026 (e)		8,247	395
4.000% due 11/30/2028 (e)		1,814	89
4.000% due 08/24/2034 (e)		17,319	819

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government International Bond
5.400% due 08/12/2034	PEN	200	$51
6.150% due 08/12/2032		5,700	1,562
6.900% due 08/12/2037		100	28
6.950% due 08/12/2031		1,100	318
7.300% due 08/12/2033		300	87

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	4,700	244
8.000% due 01/31/2030		5,600	313
8.250% due 03/31/2032		2,500	136
8.500% due 01/31/2037		3,200	161
9.000% due 01/31/2040		14,000	710

Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	7,300	211
51.594% due 05/20/2026 ~		100	3
51.594% due 05/17/2028 ~		7,800	227

Total Sovereign Issues (Cost $6,328)			6,498

		SHARES
COMMON STOCKS 8.1%

COMMUNICATION SERVICES 0.8%

Comcast Corp. ‘A’		33,104	1,383

Verizon Communications, Inc.		1,224	55

Walt Disney Co.		1,224	117

			1,555

CONSUMER DISCRETIONARY 0.6%

Amazon.com, Inc. (b)		1,224	228

Home Depot, Inc.		1,224	496

McDonald’s Corp.		1,224	373

NIKE, Inc. ‘B’		1,224	108

			1,205

CONSUMER STAPLES 1.2%

Coca-Cola Co.		1,224	88

Procter & Gamble Co.		11,631	2,014

Walmart, Inc.		1,224	99

			2,201

ENERGY 0.1%

Chevron Corp.		1,224	180

FINANCIALS 1.0%

American Express Co.		1,224	332

Goldman Sachs Group, Inc.		1,224	606

JPMorgan Chase & Co.		1,224	258

Travelers Cos., Inc.		1,224	287

Visa, Inc. ‘A’		1,224	336

			1,819

HEALTH CARE 1.6%

AbbVie, Inc.		8,088	1,597

Amgen, Inc.		1,224	395

Johnson & Johnson		1,224	198

Merck & Co., Inc.		1,224	139

UnitedHealth Group, Inc.		1,224	716

			3,045

INDUSTRIALS 0.6%

3M Co.		1,224	167

Boeing Co. (b)		1,224	186

Caterpillar, Inc.		1,224	479

Honeywell International, Inc.		1,224	253

			1,085

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 2.2%

Apple, Inc.	12,424	$2,895

Cisco Systems, Inc.	1,224	65

Intel Corp.	1,224	29

International Business Machines Corp.	1,224	270

Microsoft Corp.	1,224	527

Salesforce, Inc.	1,224	335

		4,121

MATERIALS 0.0%

Dow, Inc.	1,224	67

Total Common Stocks (Cost $14,524)		15,278

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.1%

COMMERCIAL PAPER 2.7%

Crown Castle, Inc.
5.720% due 10/01/2024	$920	920

Huntington Ingalls Industries, Inc.
5.250% due 10/01/2024	390	390
5.250% due 10/02/2024	950	950
5.250% due 10/03/2024 (a)	960	959

L3Harris Technologies, Inc.
5.460% due 10/09/2024	650	649

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	900	898

Southern California Edison Co.
5.500% due 10/04/2024	400	400

		5,166

REPURCHASE AGREEMENTS (f) 7.0%
		13,100

U.S. TREASURY BILLS 0.4%
5.197% due 10/01/2024 - 12/05/2024 (c)(d)	698	696

Total Short-Term Instruments (Cost $18,961)		18,962

Total Investments in Securities (Cost $243,131)		241,943

	SHARES
INVESTMENTS IN AFFILIATES 7.7%

SHORT-TERM INSTRUMENTS 7.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%

PIMCO Short-Term Floating NAV Portfolio III	1,491,380	14,522

Total Short-Term Instruments (Cost $14,516)		14,522

Total Investments in Affiliates (Cost $14,516)		14,522

Total Investments 136.3% (Cost $257,647)		$256,465

Financial Derivative Instruments (g)(i) 1.5% (Cost or Premiums, net $3,553)		2,823

Other Assets and Liabilities, net (37.8)%		(71,165)

Net Assets 100.0%		$188,123

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	145

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.860%	09/30/2024	10/01/2024	$2,600	U.S. Treasury Notes 4.500% due 05/31/2029	$(2,652)	$2,600	$2,600
SAL	4.960	09/30/2024	10/01/2024	10,500	U.S. Treasury Notes 1.250% due 12/31/2026	(10,727)	10,500	10,502

Total Repurchase Agreements						$(13,379)	$13,100	$13,102

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.6)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$7,300	$(6,757)	$(6,804)

Total Short Sales (3.6)%				$(6,757)	$(6,804)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$2,600	$0	$0	$2,600	$(2,652)	$(52)
SAL	10,502	0	0	10,502	(10,727)	(225)

Total Borrowings and Other Financing Transactions	$13,102	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(536) at a weighted average interest rate of 5.421%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

146	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options					$(1)	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mini MSCI EAFE Index December Futures	12/2024	32	$3,980	$77	$0	$(17)
U.S. Treasury 2-Year Note December Futures	12/2024	61	12,703	11	0	(23)
U.S. Treasury 5-Year Note December Futures	12/2024	215	23,625	21	0	(79)
U.S. Treasury 10-Year Note December Futures	12/2024	85	9,714	(1)	0	(38)
U.S. Treasury 10-Year Ultra December Futures	12/2024	30	3,549	(14)	0	(15)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	1	133	(2)	0	(1)

				$92	$0	$(173)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	35	$(8,397)	$(26)	$8	$0
3-Month SOFR Active Contract September Futures	12/2024	35	(8,336)	(19)	2	0
E-Mini DJIA Index December Futures	12/2024	37	(7,889)	(159)	2	0
U.S. Treasury 30-Year Bond December Futures	12/2024	1	(124)	1	1	0

				$(203)	$13	$0

Total Futures Contracts				$(111)	$13	$(173)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.474%	$	300	$(1)	$7	$6	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.367	EUR	100	0	3	3	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.110	$	400	5	3	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412		470	93	(46)	47	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		625	75	14	89	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		100	1	(1)	0	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	500	(5)	9	4	0	(2)

							$168	$(11)	$157	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	600	$44	$1	$45	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	147

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	9,010	$156	$39	$195	$0	$(4)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	390,000	(3)	(49)	(52)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2024		$4,560	(86)	110	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		14,800	218	(112)	106	10	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,180	(47)	34	(13)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		11,900	(28)	(20)	(48)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		6,100	0	(40)	(40)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		800	0	(6)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		6,230	0	(44)	(44)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		800	(1)	(4)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		4,100	37	(106)	(69)	11	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,800	23	(173)	(150)	14	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,550	49	(9)	40	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(78)	(72)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	155	1,682	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	(221)	178	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(82)	0	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		10	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		7,400	(95)	(137)	(232)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	2	1	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,450	(53)	(276)	(329)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,700	26	(96)	(70)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,016	1,902	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		200	46	13	59	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,550	83	88	171	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,100	80	(298)	(218)	20	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	130	0	3	3	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,895	24	26	50	17	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,400	0	0	0	0	(14)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,800	(21)	144	123	0	(9)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	EUR	100	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		90	0	(2)	(2)	0	0
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	4,210	(15)	(19)	(34)	0	(2)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		3,590	(12)	(17)	(29)	0	(1)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		7,800	0	101	101	4	0
Receive	CPURNSA	2.453	Maturity	07/20/2052		$1,000	0	1	1	6	0

							$3,271	$(126)	$3,145	$290	$(48)

Total Swap Agreements							$3,483	$(136)	$3,347	$290	$(51)

148	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$13	$290	$303	$0	$(173)	$(51)	$(224)

(h)

Securities with an aggregate market value of $537 and cash of $5,682 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$660	CNH	4,721	$15	$0

BOA	10/2024	AUD	105		$71	0	(2)
	10/2024	CAD	73		54	0	0
	10/2024	HKD	128		16	0	0
	10/2024	JPY	6,900		48	0	0
	10/2024	KRW	327,093		245	0	(4)
	10/2024	PEN	376		100	0	(1)
	10/2024		$103	PLN	402	1	0
	10/2024		754	ZAR	13,835	46	0
	11/2024	PEN	269		$72	0	(1)
	11/2024	TWD	1,754		54	0	(2)

BPS	10/2024	CNH	4,455		622	0	(14)
	10/2024	EUR	934		1,039	2	(2)
	10/2024	HKD	455		58	0	0
	10/2024	JPY	14,740		102	0	0
	10/2024	KRW	994,420		743	0	(12)
	10/2024	PLN	451		118	1	0
	10/2024		$126	CNH	906	3	0
	10/2024		15	DKK	98	0	0
	10/2024		422	EUR	382	3	0
	10/2024		348	JPY	50,100	1	0
	10/2024		997	NZD	1,603	21	0
	10/2024	ZAR	1,632		$94	0	0
	11/2024	CNH	8,994		1,244	0	(44)
	11/2024	DKK	98		15	0	0
	11/2024	JPY	31,611		223	2	0
	11/2024	TWD	11,923		374	0	(5)
	11/2024		$4	CNH	26	0	0
	11/2024		118	PLN	451	0	(1)
	12/2024	MXN	15,140		$769	11	(3)

BRC	10/2024	GBP	646		852	0	(11)
	10/2024	ILS	218		59	0	0
	10/2024	NZD	477		302	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	149

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$102	CNH	733	$3	$0
	10/2024		188	PLN	721	0	(1)
	10/2024		62	SEK	630	0	0
	11/2024	CNH	449		$64	0	(1)
	11/2024	SEK	629		62	0	0
	11/2024		$302	NZD	477	2	0
	12/2024	TRY	8,746		$233	0	(3)
	12/2024		$450	TRY	16,918	5	0

BSH	10/2024	PEN	218		$58	0	(1)

CBK	10/2024	BRL	465		85	0	0
	10/2024	CNH	99		14	0	0
	10/2024	GBP	81		108	0	(1)
	10/2024	ILS	368		100	2	0
	10/2024	KRW	712,521		533	0	(8)
	10/2024	PEN	206		55	0	(1)
	10/2024		$85	BRL	465	0	0
	10/2024		3	DKK	19	0	0
	10/2024		518	EUR	463	0	(3)
	10/2024		267	GBP	200	0	0
	10/2024		885	IDR	13,704,055	16	0
	10/2024		50	ILS	184	0	(1)
	10/2024		2,643	INR	222,256	7	0
	10/2024		286	ZAR	5,137	11	0
	11/2024	BRL	598		$106	0	(3)
	11/2024	CNH	12,876		1,788	0	(56)
	11/2024	DKK	19		3	0	0
	11/2024	PEN	899		241	0	(1)
	11/2024	TWD	48,741		1,531	1	(17)
	11/2024		$85	BRL	467	0	0
	11/2024		14	CNH	98	0	0
	12/2024	MXN	6,419		$329	6	0
	12/2024	PEN	145		38	0	(1)
	02/2025		1,298		347	0	(2)

DUB	10/2024	KRW	673,945		505	0	(6)
	10/2024	PLN	558		146	1	0
	10/2024		$497	PLN	1,920	3	(1)
	11/2024		146		559	0	(1)
	02/2025	PEN	2,504		$668	0	(6)

FAR	10/2024	BRL	857		157	0	0
	10/2024	NZD	1,125		707	0	(8)
	10/2024		$1,412	AUD	2,055	8	0
	10/2024		155	BRL	857	2	0
	10/2024		6,031	EUR	5,393	0	(27)
	11/2024	AUD	2,055		$1,413	0	(8)
	11/2024	EUR	5,393		6,039	27	0
	11/2024		$707	NZD	1,125	8	0
	12/2024	PEN	575		$151	0	(4)

GLM	10/2024	BRL	307		56	0	0
	10/2024	SEK	630		61	0	(1)
	10/2024		$56	BRL	307	0	0
	10/2024		14	IDR	210,044	0	0
	10/2024		50	ILS	184	0	0
	10/2024		239	INR	20,132	1	0
	10/2024		390	PLN	1,548	12	0
	11/2024	MXN	2,986		$149	0	(1)
	11/2024	TWD	2,893		92	0	0
	12/2024	MXN	3,074		160	6	0
	12/2024		$56	BRL	309	0	0
	02/2025	MXN	5,045		$248	0	(3)
	04/2025	BRL	4,500		808	4	0
	04/2025	DKK	3,400		503	0	(10)

IND	10/2024	KRW	335,892		251	0	(4)
	10/2024		$91	IDR	1,412,511	1	0
	11/2024	TWD	2,918		$92	0	(1)

JPM	10/2024	CNH	2,651		370	0	(8)
	10/2024	DKK	221		33	0	0
	10/2024	ILS	865		232	1	(1)
	10/2024	KRW	377,299		282	0	(4)

150	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$127	CNH	904	$3	$0
	10/2024		31	DKK	204	0	0
	10/2024		188	GBP	143	3	0
	10/2024		13	ILS	46	0	0
	10/2024		735	PLN	2,847	5	0
	10/2024	ZAR	1,245		$68	0	(4)
	11/2024	CNH	427		60	0	(1)
	11/2024	DKK	204		31	0	0
	11/2024	TWD	6,217		191	0	(6)
	11/2024		$4	CNH	27	0	0
	11/2024		260	TWD	8,265	2	0
	12/2024		243	TRY	9,175	6	0
	04/2025	BRL	100		$18	0	0

MBC	10/2024	GBP	107		140	0	(3)
	10/2024	JPY	47,995		335	1	0
	10/2024	KRW	1,273,583		954	0	(13)
	10/2024	PLN	503		132	1	0
	10/2024		$924	GBP	691	0	0
	10/2024		100	IDR	1,554,235	2	0
	10/2024		868	SGD	1,115	0	0
	11/2024	GBP	691		$924	0	0
	11/2024	SGD	1,113		868	0	0
	11/2024	TWD	9,997		312	0	(5)
	11/2024		$513	PLN	1,980	3	(1)
	12/2024	MXN	113		$6	0	0

MYI	10/2024	DKK	161		24	0	0
	10/2024	EUR	5,218		5,816	7	0
	10/2024	KRW	484,809		363	0	(5)
	10/2024	SGD	1,115		856	0	(11)
	10/2024		$2,605	CAD	3,509	0	(10)
	10/2024		29	DKK	193	0	0
	10/2024		103	IDR	1,590,655	2	0
	11/2024	CAD	3,506		$2,605	10	0
	11/2024	CNH	1,141		161	0	(2)
	11/2024	DKK	193		29	0	0
	11/2024	TWD	6,447		205	0	0
	11/2024		$190	CNH	1,343	2	0
	12/2024	MXN	658		$33	0	0
	04/2025	DKK	3,700		546	0	(11)
	04/2025		$1,559	DKK	10,430	12	0

NGF	10/2024		346	IDR	5,344,022	5	0

RBC	11/2024	TWD	3,448		$109	0	0
	12/2024	MXN	3,567		180	1	0

SCX	10/2024	CAD	3,435		2,551	11	0
	10/2024	DKK	133		20	0	0
	10/2024	PEN	942		249	0	(5)
	10/2024		$991	INR	83,275	2	0
	11/2024	CNH	5,245		$724	0	(27)
	11/2024	TWD	3,489		109	0	(2)

SSB	11/2024		$268	GBP	200	0	(1)
	12/2024		134	MXN	2,563	0	(5)

TOR	10/2024	AUD	1,950		$1,322	0	(26)
	10/2024	JPY	12,204		84	0	(1)
	11/2024		$84	JPY	12,148	1	0

UAG	10/2024	CHF	2,197		$2,615	19	0
	10/2024		$2,588	CHF	2,195	6	0
	10/2024		278	PLN	1,080	3	0
	10/2024		114	ZAR	2,093	7	0
	11/2024	CHF	2,187		$2,588	0	(6)
	11/2024	TWD	34,018		1,078	0	(2)
	04/2025	DKK	3,400		502	0	(11)

Total Forward Foreign Currency Contracts						$347	$(456)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	151

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	10,500	$6	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	10,500	9	0

Total Purchased Options							$15	$0

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	100	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	100	0	0

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	200	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	200	(1)	(1)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	200	(1)	(1)

Total Written Options							$(14)	$(11)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.256%	EUR 300	$70	$(50)	$20	$0

152	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MBC	Receive	NDDUEAFE Index	1,344	5.315% (FEDL01 plus a specified spread)	Monthly	10/02/2024	$11,713	$0	$59	$59	$0

MYI	Receive	NDDUEAFE Index	1,550	5.135% (FEDL01 plus a specified spread)	Monthly	06/04/2025	13,632	0	(55)	0	(55)
	Receive	NDDUEAFE Index	1,686	5.180% (FEDL01 plus a specified spread)	Monthly	06/04/2025	14,829	0	(61)	0	(61)

UAG	Receive	NDDUEAFE Index	1,809	5.130% (FEDL01 plus a specified spread)	Monthly	07/02/2025	15,910	0	(64)	0	(64)
	Receive	NDDUEAFE Index	13,943	5.145% (FEDL01 plus a specified spread)	Maturity	10/01/2025	119,189	0	2,991	2,991	0

ULO	Receive	NDDUEAFE Index	748	5.035% (FEDL01 plus a specified spread)	Monthly	05/07/2025	6,579	0	(26)	0	(26)

								$0	$2,844	$3,050	$(206)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	Abbvie,Inc.	8,088	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$1,597	$0	$0	$0	$0
	Pay	Apple, Inc.	11,200	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	2,610	0	0	0	0
	Pay	Comcast Corp.	33,104	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	1,383	0	0	0	0
	Pay	Procter and Gamble,Co.	10,407	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	1,802	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$70	$2,794	$3,070	$(206)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$15	$0	$0	$15	$0	$0	$0	$0	$15	$0	$15
BOA	47	0	0	47	(10)	(1)	0	(11)	36	0	36
BPS	44	0	0	44	(81)	0	0	(81)	(37)	0	(37)
BRC	10	0	0	10	(18)	(1)	0	(19)	(9)	0	(9)
BSH	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	43	0	0	43	(94)	0	0	(94)	(51)	0	(51)
DUB	4	0	0	4	(14)	0	0	(14)	(10)	0	(10)
FAR	45	0	0	45	(47)	(2)	0	(49)	(4)	0	(4)
GLM	23	0	0	23	(15)	(3)	0	(18)	5	0	5
IND	1	0	0	1	(5)	0	0	(5)	(4)	0	(4)
JPM	20	0	20	40	(24)	(1)	0	(25)	15	0	15
MBC	7	0	59	66	(22)	0	0	(22)	44	0	44
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	33	0	0	33	(39)	0	(116)	(155)	(122)	(560)	(682)
NGF	5	0	0	5	0	0	0	0	5	0	5
RBC	1	0	0	1	0	0	0	0	1	0	1

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	153

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
SCX	$13	$0	$0	$13	$(34)	$0	$0	$(34)	$(21)	$0	$(21)
SSB	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
TOR	1	0	0	1	(27)	0	0	(27)	(26)	0	(26)
UAG	35	0	2,991	3,026	(19)	(2)	(64)	(85)	2,941	(5,400)	(2,459)
ULO	0	0	0	0	0	0	(26)	(26)	(26)	0	(26)

Total Over the Counter	$347	$0	$3,070	$3,417	$(456)	$(11)	$(206)	$(673)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$11	$13
Swap Agreements	0	0	0	0	290	290

	$0	$0	$2	$0	$301	$303

Over the counter
Forward Foreign Currency Contract s	$0	$0	$0	$347	$0	$347
Swap Agreements	0	20	3,050	0	0	3,070

	$0	$20	$3,050	$347	$0	$3,417

	$0	$20	$3,052	$347	$301	$3,720

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$17	$0	$156	$173
Swap Agreements	0	3	0	0	48	51

	$0	$3	$17	$0	$204	$224

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$456	$0	$456
Written Options	0	0	0	0	11	11
Swap Agreements	0	0	206	0	0	206

	$0	$0	$206	$456	$11	$673

	$0	$3	$223	$456	$215	$897

154	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	0	0	311	0	1,172	1,483
Swap Agreements	0	9	0	0	923	932

	$0	$9	$311	$0	$2,111	$2,431

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$347	$0	$347
Purchased Options	0	0	0	0	(4)	(4)
Written Options	0	0	0	0	90	90
Swap Agreements	0	8	12,486	0	0	12,494

	$0	$8	$12,486	$347	$86	$12,927

	$0	$17	$12,797	$347	$2,197	$15,358

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	50	0	(34)	16
Swap Agreements	0	(54)	0	0	(3,708)	(3,762)

	$0	$(54)	$50	$0	$(3,743)	$(3,747)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(636)	$0	$(636)
Purchased Options	0	0	0	0	(29)	(29)
Written Options	0	0	0	0	(8)	(8)
Swap Agreements	0	(6)	(7,725)	0	0	(7,731)

	$0	$(6)	$(7,725)	$(636)	$(37)	$(8,404)

	$0	$(60)	$(7,675)	$(636)	$(3,780)	$(12,151)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,539	$0	$12,539
Industrials	0	3,022	0	3,022
Utilities	0	2,015	0	2,015
U.S. Government Agencies	0	76,917	0	76,917
U.S. Treasury Obligations	0	14,042	0	14,042
Non-Agency Mortgage-Backed Securities	0	18,113	800	18,913
Asset-Backed Securities	0	73,757	0	73,757
Sovereign Issues	0	6,498	0	6,498
Common Stocks
Communication Services	1,555	0	0	1,555
Consumer Discretionary	1,205	0	0	1,205
Consumer Staples	2,201	0	0	2,201
Energy	180	0	0	180
Financials	1,819	0	0	1,819
Health Care	3,045	0	0	3,045
Industrials	1,085	0	0	1,085
Information Technology	4,121	0	0	4,121
Materials	67	0	0	67
Short-Term Instruments
Commercial Paper	959	4,207	0	5,166
Repurchase Agreements	0	13,100	0	13,100
U.S. Treasury Bills	0	696	0	696

	$16,237	$224,906	$800	$241,943

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,522	$0	$0	$14,522

Total Investments	$30,759	$224,906	$800	$256,465

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,804)	$0	$(6,804)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	301	0	303
Over the counter	0	3,417	0	3,417

	$2	$3,718	$0	$3,720

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(207)	0	(224)
Over the counter	0	(673)	0	(673)

	$(17)	$(880)	$0	$(897)

Total Financial Derivative Instruments	$(15)	$2,838	$0	$2,823

Totals	$30,744	$220,940	$800	$252,484

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	155

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.4%

CORPORATE BONDS & NOTES 9.3%

BANKING & FINANCE 6.4%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$945
3.300% due 01/30/2032		1,000	903

American Express Co.
5.284% due 07/26/2035 •		500	521

Athene Global Funding
5.620% due 05/08/2026		5,700	5,792

Bank of America Corp.
5.933% due 09/15/2027 •		7,300	7,520
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,411

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,600	3,614

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		2,200	2,204

Bank of Nova Scotia
5.450% due 08/01/2029		9,300	9,735

Barclays PLC
3.650% due 03/16/2025		400	398
4.375% due 01/12/2026		1,300	1,298
4.837% due 09/10/2028 •		200	202
4.972% due 05/16/2029 •		1,400	1,416
5.501% due 08/09/2028 •		200	205
7.437% due 11/02/2033 •		4,400	5,081

BPCE SA
5.203% due 01/18/2027		250	255

Citibank NA
4.838% due 08/06/2029		3,900	3,992
5.488% due 12/04/2026		4,300	4,425

Credit Suisse AG AT1 Claim		11,100	1,416

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	100	109

Equitable Holdings, Inc.
4.350% due 04/20/2028		$2,235	2,227

Extra Space Storage LP
5.350% due 01/15/2035		500	511

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,000	2,195

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	186
3.375% due 11/13/2025		500	491
3.815% due 11/02/2027		200	193
4.063% due 11/01/2024		200	200
4.125% due 08/17/2027		600	585
4.271% due 01/09/2027		200	197
4.542% due 08/01/2026		400	397
5.800% due 03/05/2027		1,800	1,833
5.800% due 03/08/2029		1,300	1,322
6.950% due 06/10/2026		200	206

GLP Capital LP
5.625% due 09/15/2034		600	613

Goldman Sachs Bank USA
5.283% due 03/18/2027 •		500	507

Goldman Sachs Group, Inc.
3.500% due 11/16/2026		1,200	1,182
5.330% due 07/23/2035 •		1,700	1,762
5.798% due 08/10/2026 •		7,200	7,265
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,400	1,404
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		5,500	5,624

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	546
4.292% due 09/12/2026 •		1,300	1,294
5.887% due 08/14/2027 •		600	616

Jackson National Life Global Funding
5.600% due 04/10/2026		5,550	5,632

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		$1,200	$1,148
1.578% due 04/22/2027 •		1,900	1,821
2.083% due 04/22/2026 •		200	197
3.782% due 02/01/2028 •		900	890
3.960% due 01/29/2027 •		1,800	1,790
5.040% due 01/23/2028 •		2,500	2,542
5.581% due 04/22/2030 •		200	210
6.070% due 10/22/2027 •		100	104

JPMorgan Chase Bank NA
5.110% due 12/08/2026		7,000	7,160

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		3,000	3,166

Morgan Stanley
1.512% due 07/20/2027 •		3,700	3,520
2.188% due 04/28/2026 •		2,400	2,363
4.130% due 03/19/2027 ~	EUR	3,900	4,356
5.320% due 07/19/2035 •		$400	416
5.656% due 04/18/2030 •		1,100	1,157
6.296% due 10/18/2028 •		1,000	1,057

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		2,000	2,063
5.882% due 10/30/2026		5,000	5,181

NatWest Group PLC
4.445% due 05/08/2030 •		400	397
4.800% due 04/05/2026		1,100	1,105
4.892% due 05/18/2029 •		2,600	2,628

Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,249
2.679% due 07/16/2030		1,900	1,702

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	13,086	1,636

Nykredit Realkredit AS
1.500% due 10/01/2052		59,408	7,415

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$3,990	2,792

Prologis LP
5.000% due 01/31/2035		1,800	1,844

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	19,332	2,415

Royal Bank of Canada
4.875% due 01/19/2027		$5,600	5,705
4.969% due 08/02/2030 •		1,100	1,129

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		4,600	3,925

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		1,100	1,168

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,100	1,107

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(e)		2,200	2,164

UBS Group AG
4.751% due 05/12/2028 •		6,800	6,845

VICI Properties LP
5.750% due 04/01/2034		200	210

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,595	2,468
2.406% due 10/30/2025 •		5,000	4,986
3.196% due 06/17/2027 •		2,500	2,453
5.707% due 04/22/2028 •		100	103

Weyerhaeuser Co.
4.000% due 04/15/2030		3,886	3,810

			188,827

INDUSTRIALS 1.6%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,000	1,885

Bayer U.S. Finance LLC
6.125% due 11/21/2026		400	413
6.250% due 01/21/2029		200	212
6.375% due 11/21/2030		400	428
6.500% due 11/21/2033		200	217
6.875% due 11/21/2053		400	449

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carrier Global Corp.
4.375% due 05/29/2025	EUR	1,100	$1,232

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		$1,200	1,154

CVS Health Corp.
3.750% due 04/01/2030		2,332	2,235

DAE Funding LLC
2.625% due 03/20/2025		1,000	989
3.375% due 03/20/2028		1,100	1,052

Hyundai Capital America
5.450% due 06/24/2026		1,600	1,628
6.288% due 08/04/2025 •		5,300	5,328

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		3,200	3,147

Imperial Brands Finance PLC
3.500% due 07/26/2026		400	392

InterContinental Hotels Group PLC
2.125% due 05/15/2027	EUR	800	874

MPLX LP
2.650% due 08/15/2030		$1,500	1,350

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,200	2,164
4.345% due 09/17/2027		2,800	2,731
4.810% due 09/17/2030		800	758

Occidental Petroleum Corp.
5.550% due 10/01/2034		2,200	2,235

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		1,500	1,462

Sands China Ltd.
5.125% due 08/08/2025		5,000	4,992
5.400% due 08/08/2028		3,600	3,637

Southern Co.
3.700% due 04/30/2030		3,595	3,476

T-Mobile USA, Inc.
2.700% due 03/15/2032		1,500	1,324

United Airlines Pass-Through Trust
5.450% due 08/15/2038		1,000	1,045

			46,809

UTILITIES 1.3%

Electricite de France SA
5.700% due 05/23/2028		1,800	1,875

Eversource Energy
5.850% due 04/15/2031		6,700	7,123

ONEOK, Inc.
5.050% due 11/01/2034		10,000	9,959

Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,000	951
4.550% due 07/01/2030		1,400	1,390
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		9,400	9,404

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		1,400	1,403

Southern California Edison Co.
4.875% due 02/01/2027		2,200	2,235
5.150% due 06/01/2029		3,600	3,736

			38,076

Total Corporate Bonds & Notes (Cost $271,599)			273,712

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,265	1,474

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		635	586

			2,060

156	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	$2,750	$3,023

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	95	106

Total Municipal Bonds & Notes (Cost $4,804)		5,189

U.S. GOVERNMENT AGENCIES 40.2%

Fannie Mae
5.745% due 09/25/2042 •	59	59
5.780% due 03/25/2036 •	30	29
5.908% due 10/01/2035 •	29	30
5.953% due 07/01/2035 •	7	7
6.004% due 02/01/2034 •	11	11
6.047% due 03/01/2036 •	31	32
6.175% due 02/01/2035 •	9	9
6.300% due 10/01/2035 •	14	14
6.904% due 08/01/2035 •	60	61
6.986% due 11/01/2034 •	19	20
7.278% due 07/01/2032 •	5	6

Freddie Mac
4.000% due 01/01/2048	38	37
5.857% due 11/15/2043 •	615	611
6.323% due 10/25/2044 •	15	14
6.523% due 07/25/2044 •	64	61
6.914% due 09/01/2035 •	7	7

Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045	1,524	1,468
5.987% due 08/20/2062 •	193	193

Ginnie Mae, TBA
5.000% due 11/01/2054	9,600	9,613

U.S. International Development Finance Corp.
4.140% due 05/15/2030	562	563

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	6,353	6,147
3.500% due 04/01/2048	1,532	1,447
4.000% due 10/01/2030	24	24
4.500% due 02/01/2051 - 09/01/2053	85,770	84,442
5.000% due 02/01/2053 -12/01/2053	33,749	33,758
5.500% due 09/01/2027	1	1
6.000% due 01/01/2053	6,357	6,509

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	58,000	52,064
4.000% due 11/01/2054	165,250	158,848
5.000% due 11/01/2054	98,720	98,678
5.500% due 11/01/2054	95,000	96,108
6.000% due 11/01/2054	310,000	316,841
6.500% due 10/01/2054 - 11/01/2054	309,950	319,449

Total U.S. Government Agencies (Cost $1,182,171)		1,187,161

U.S. TREASURY OBLIGATIONS 7.5%

U.S. Treasury Bonds
3.000% due 08/15/2048 (k)	874	709
4.625% due 05/15/2044	32,400	34,349

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)	4,749	4,665
0.125% due 10/15/2025 (i)	8,970	8,797
0.250% due 01/15/2025	36,120	35,677
0.375% due 07/15/2025 (i)	34,750	34,255
0.625% due 01/15/2026 (i)	6,619	6,492
0.625% due 07/15/2032 (k)	10,176	9,532
0.625% due 02/15/2043	1,728	1,388
0.750% due 02/15/2045 (k)	2,805	2,245

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 02/15/2046 (k)		$7,405	$6,177
1.000% due 02/15/2048		491	404
2.125% due 04/15/2029		31,218	32,094

U.S. Treasury Notes
0.375% due 12/31/2025 (i)(k)		5,400	5,175
0.500% due 02/28/2026 (i)(k)		22,100	21,112
2.625% due 12/31/2025 (i)		3,058	3,013
3.000% due 10/31/2025 (i)(k)		15,086	14,940

Total U.S. Treasury Obligations (Cost $223,139)			221,024

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •		284	242
5.179% due 10/25/2046 •		143	77

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ		2,717	2,757

ATLX Trust
3.850% due 04/25/2064 þ		4,078	3,956

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	7,086	9,482

Banc of America Funding Trust
5.017% due 01/20/2047 ~		$8	7
5.455% due 10/20/2036 •		167	127

Bear Stearns ALT-A Trust
4.302% due 08/25/2036 ~		319	217
5.454% due 05/25/2035 ~		25	24
5.504% due 07/25/2035 ~		1,561	1,023

BINOM Securitization Trust
3.000% due 02/25/2061 ~		2,220	2,061
4.441% due 08/25/2057 ~		5,241	5,152

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		5,455	4,984
3.250% due 09/25/2063 ~		4,749	4,335
3.250% due 03/25/2064 ~		4,408	4,018
6.530% due 05/25/2055 •		6,290	6,270

CIM Trust
4.750% due 06/25/2064 ~		3,210	3,195
5.500% due 08/25/2064 ~		8,803	8,913

Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~		1,468	1,301
5.289% due 01/25/2037 •		2,783	2,432
6.170% due 09/25/2062 þ		7,541	7,546
6.630% due 07/25/2054 •		3,098	3,101

COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		3,591	3,667

Countrywide Alternative Loan Trust
3.152% due 06/25/2037 ~		170	134
5.285% due 07/20/2046 •		215	177
5.495% due 03/20/2046 •		395	338
5.500% due 05/25/2035 •		834	624
7.173% due 10/20/2035 •		144	102

Countrywide Home Loan Mortgage Pass-Through Trust
5.549% due 04/25/2035 •		34	32
5.609% due 03/25/2035 •		22	21

Credit Suisse First Boston Mortgage Securities Corp.
5.820% due 06/25/2033 ~		10	10

Credit Suisse Mortgage Capital Certificates
5.269% due 01/27/2037 •		688	454

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		3,205	3,197
2.000% due 01/25/2060 ~		6,394	5,710
3.904% due 04/25/2062 ~		1,633	1,579

Cross Mortgage Trust
6.093% due 04/25/2069 þ		2,956	2,997

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.469% due 02/25/2035 •		142	138

Downey Savings & Loan Association Mortgage Loan Trust
5.599% due 08/19/2045 •		109	92
6.093% due 07/19/2044 ~		8	7

First Horizon Alternative Mortgage Securities Trust
5.144% due 03/25/2035 ~		26	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GCAT Trust
6.085% due 06/25/2059 þ		$2,850	$2,893

GreenPoint Mortgage Funding Trust
5.329% due 01/25/2037 •		4,028	3,616

GSMSC Pass-Through Trust
5.842% due 12/26/2036 •		2,357	1,672

GSR Mortgage Loan Trust
5.202% due 09/25/2035 ~		11	10

HarborView Mortgage Loan Trust
5.299% due 07/19/2047 •		4,415	4,162
5.559% due 12/19/2036 •		3,986	3,747

HomeBanc Mortgage Trust
4.794% due 04/25/2037 ~		216	194

IndyMac IMSC Mortgage Loan Trust
5.119% due 03/25/2047 •		11,152	7,384

IndyMac INDX Mortgage Loan Trust
4.593% due 12/25/2034 ~		5	4
5.269% due 06/25/2037 •		147	53
5.389% due 05/25/2046 •		379	338
5.749% due 05/25/2034 •		2	2

JP Morgan Alternative Loan Trust
6.000% due 12/27/2036		1,780	925

JP Morgan Chase Commercial Mortgage Securities Trust
6.594% due 12/15/2031 •		943	876

JP Morgan Mortgage Trust
5.738% due 02/25/2035 ~		6	5
6.000% due 01/25/2036		251	117

Legacy Mortgage Asset Trust
4.875% due 10/25/2068 þ		1,411	1,417

Lehman XS Trust
5.369% due 09/25/2046 •		5,077	4,624

MASTR Adjustable Rate Mortgages Trust
5.923% due 12/25/2046 •		5,281	4,006

Merrill Lynch Alternative Note Asset Trust
5.349% due 07/25/2047 •		2,044	1,864

Merrion Square Residential
4.474% due 03/24/2081 •	EUR	10,216	11,374

MFA Trust
1.131% due 07/25/2060 ~		$3,930	3,564
4.400% due 03/25/2068 þ		3,460	3,418

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		1,367	1,322

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,820	2,715
6.864% due 10/25/2063 þ		7,656	7,800

OBX Trust
3.617% due 04/25/2053 ~		5,288	5,261
5.949% due 02/25/2063 þ		3,537	3,573
6.030% due 01/25/2064 þ		3,811	3,878
6.113% due 03/25/2063 þ		2,752	2,777
6.233% due 05/25/2064 þ		2,549	2,595
6.567% due 06/25/2063 þ		2,882	2,931

ONE Park Mortgage Trust
5.911% due 03/15/2036 •		2,800	2,731

PRET LLC
3.900% due 10/25/2063 ~		740	716
7.021% due 02/25/2054 þ		3,013	3,040
7.125% due 04/25/2054 þ		1,989	2,008

PRKCM Trust
6.333% due 03/25/2059 þ		2,975	3,025
6.431% due 05/25/2059 þ		3,304	3,373

PRPM LLC
4.200% due 12/25/2064 þ		2,367	2,325
6.959% due 02/25/2029 þ		3,571	3,591

RCKT Mortgage Trust
6.147% due 06/25/2044 þ		2,122	2,158

Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036		116	86
5.269% due 02/25/2047 •		1,635	1,459
5.289% due 01/25/2037 •		3,401	3,027
5.309% due 01/25/2037 •		2,019	1,749
5.339% due 12/25/2036 •		54	46
6.000% due 03/25/2037		1,389	1,195

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	157

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.396% due 09/25/2034 ~		$1,113	$1,124
6.505% due 11/25/2037 ~		3,761	3,131

Residential Asset Securitization Trust
5.319% due 10/25/2048		3	3
5.500% due 09/25/2035		2,580	1,237

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •	GBP	2,006	2,693

Structured Adjustable Rate Mortgage Loan Trust
6.523% due 01/25/2035 •		$41	38

Structured Asset Mortgage Investments Trust
5.089% due 08/25/2036 •		3,973	3,496
5.349% due 07/25/2046 •		1,444	1,140
5.409% due 05/25/2036 •		58	47
5.409% due 05/25/2046 •		319	113
5.529% due 02/25/2036 •		80	67
5.579% due 07/19/2035 •		21	20
6.538% due 02/25/2036 •		334	285

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
7.352% due 06/25/2033 ~		2	2

Taurus U.K. DAC
5.830% due 05/17/2031 •	GBP	695	927

Towd Point Mortgage Funding
5.952% due 07/20/2053 •		6,217	8,337

Towd Point Mortgage Trust
5.969% due 10/25/2059 •		$1,243	1,269

Trinity Square PLC
5.946% due 07/15/2059 ~	GBP	2,823	3,787

Verus Securitization Trust
5.811% due 05/25/2068 þ		$1,226	1,235
6.116% due 03/25/2069 þ		7,505	7,629
6.192% due 06/25/2069 þ		3,647	3,719
6.218% due 06/25/2069 þ		1,525	1,555
6.665% due 09/25/2068 þ		4,424	4,514

WaMu Mortgage Pass-Through Certificates Trust
5.549% due 10/25/2045 •		261	256
5.549% due 12/25/2045 •		5,323	4,805
5.589% due 01/25/2045 •		11	11
5.609% due 01/25/2045 •		16	16
6.123% due 02/25/2046 •		3,446	3,182

Washington Mutual Mortgage Pass-Through Certificates Trust
5.953% due 11/25/2046 •		1,805	1,504
5.973% due 10/25/2046 •		2,711	2,303

Total Non-Agency Mortgage-Backed Securities (Cost $265,987)			268,605

ASSET-BACKED SECURITIES 34.3%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		3,700	3,700
6.591% due 07/15/2034 •		1,500	1,502

Aames Mortgage Investment Trust
5.959% due 07/25/2035 •		198	199
6.994% due 01/25/2035 •		1,224	1,167

ACE Securities Corp. Home Equity Loan Trust
5.209% due 12/25/2036 •		10,081	5,348
5.289% due 03/25/2037 •		3,562	1,549

ACHV ABS Trust
7.240% due 11/25/2030		999	1,003

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.674% due 10/25/2035 •		6,961	6,600

AIMCO CLO
6.408% due 10/17/2034 •		4,900	4,900

Albacore Euro CLO Ltd.
4.626% due 07/15/2035 •	EUR	2,600	2,901
4.754% due 10/18/2034 •		8,400	9,336

American Express Credit Account Master Trust
4.650% due 07/15/2029		$13,600	13,872
4.870% due 05/15/2028		5,200	5,265

AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		5,594	5,596
5.750% due 02/18/2028		5,200	5,227
6.190% due 04/19/2027		5,768	5,804

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.989% due 10/25/2034 •		$355	$351
6.094% due 11/25/2034 •		2,887	2,766

Apidos CLO
6.441% due 07/18/2029 •		549	549

Arbor Realty Commercial Real Estate Notes Ltd.
7.497% due 05/15/2037 •		3,400	3,399
7.997% due 05/15/2037 •		3,400	3,394

AREIT LLC
7.325% due 06/17/2039 •		8,400	8,443
7.877% due 06/17/2039 •		7,461	7,501

Ares CLO Ltd.
6.606% due 04/17/2033 •		6,800	6,805

Ares European CLO DAC
4.538% due 04/20/2032 •	EUR	4,596	5,103

Argent Mortgage Loan Trust
5.449% due 05/25/2035 •		$1,808	1,625

Asset-Backed Securities Corp. Home Equity Loan Trust
6.064% due 02/25/2035 •		414	446

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •		6,900	6,902

Aurium CLO DAC
4.394% due 01/16/2031 •	EUR	9,063	10,067

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		$7,143	7,095
5.900% due 08/21/2028		4,300	4,456
6.120% due 04/20/2027		10,800	11,013

BA Credit Card Trust
4.790% due 05/15/2028		5,400	5,458
4.980% due 11/15/2028		11,000	11,229

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (a)		5,200	5,200

Bank of America Auto Trust
5.830% due 05/15/2026		2,623	2,629

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		1,100	1,111
5.670% due 04/15/2027		1,704	1,708

Bear Stearns Asset-Backed Securities Trust
5.644% due 08/25/2036 •		792	791
6.243% due 10/25/2036 ~		98	97

BHG Securitization Trust
5.320% due 10/17/2035		623	623

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •		13,400	13,483

BNPP AM Euro CLO DAC
4.508% due 07/22/2032 •	EUR	5,998	6,668

BofA Auto Trust
5.350% due 11/15/2028		$500	511

Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		600	603
5.820% due 09/15/2026		181	181

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		8,000	8,067

Capital One Multi-Asset Execution Trust
2.800% due 03/15/2027		7,000	6,940

Carlyle Euro CLO DAC
2.200% due 08/15/2032	EUR	2,000	2,077
4.385% due 01/15/2031 •		2,921	3,245
4.432% due 08/15/2032 •		3,497	3,888

CarMax Auto Owner Trust
3.490% due 02/16/2027		$1,299	1,291
4.890% due 07/16/2029		9,600	9,758
5.210% due 09/15/2027		11,200	11,279
5.300% due 03/15/2027		7,773	7,795

Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,120	2,167
5.420% due 04/10/2028		5,270	5,311
5.760% due 04/12/2027		744	746
5.770% due 04/12/2027		309	310
5.980% due 12/10/2027		2,412	2,430
6.360% due 04/12/2027		1,530	1,535
6.410% due 09/10/2027		2,107	2,120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBAM Ltd.
6.567% due 04/17/2031 •		$3,722	$3,726

Chase Auto Owner Trust
5.480% due 04/26/2027		5,927	5,950

Chase Issuance Trust
4.720% due 01/15/2031		11,100	11,386

Citigroup Mortgage Loan Trust
5.389% due 08/25/2036 •		10,267	10,118

Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,300	1,315
5.430% due 10/15/2026		1,598	1,602
5.540% due 11/16/2026		6,600	6,629
6.130% due 07/15/2026		1,767	1,771
6.292% due 07/15/2026 •		1,433	1,435

College Avenue Student Loans LLC
2.320% due 07/26/2055		4,683	4,263

Countrywide Asset-Backed Certificates Trust
5.169% due 06/25/2047 •		2,013	1,771
5.189% due 09/25/2037 •		393	412
5.219% due 06/25/2047 •		1,533	1,495
5.249% due 06/25/2035 •		2,645	2,405
5.249% due 03/25/2037 •		1,809	1,674
5.329% due 11/25/2047 •		1,002	990
5.389% due 05/25/2047 •		3,123	2,846
6.004% due 12/25/2035 •		4,948	4,896

CPS Auto Receivables Trust
5.710% due 09/15/2027		1,280	1,284

CRB Securitization Trust
6.960% due 10/20/2033		2,226	2,253

Credit-Based Asset Servicing & Securitization LLC
2.832% due 01/25/2036 þ		6,175	5,268

Crown Point CLO Ltd.
7.244% due 07/20/2034 •		2,150	2,152

CVC Cordatus Loan Fund DAC
4.905% due 10/23/2034 •	EUR	6,068	6,758

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •		$5,000	5,029

DLLAA LLC
5.930% due 07/20/2026		664	667

Drive Auto Receivables Trust
5.830% due 12/15/2026		3,927	3,934

DT Auto Owner Trust
6.290% due 08/16/2027		3,595	3,611

Enterprise Fleet Financing LLC
3.030% due 01/20/2028		1,568	1,560

Exeter Automobile Receivables Trust
5.310% due 08/16/2027		1,000	1,004
5.530% due 10/15/2026		1,600	1,602
5.630% due 10/15/2026		1,500	1,504
5.650% due 12/15/2027		2,100	2,123
5.700% due 05/15/2026		4,457	4,460
5.820% due 02/15/2027		1,000	1,002
6.320% due 03/15/2027		6,500	6,527

FHF Trust
4.430% due 01/18/2028		487	485
6.570% due 06/15/2028		3,500	3,551

Fifth Third Auto Trust
5.800% due 11/16/2026		1,623	1,628

Ford Credit Auto Lease Trust
5.240% due 07/15/2026		18,054	18,084

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		5,450	5,399

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		3,053	3,074

Fremont Home Loan Trust
5.239% due 10/25/2036 •		1,788	1,608
5.629% due 01/25/2036 •		179	171

Gallatin CLO Ltd.
7.213% due 07/15/2031 •		3,100	3,107

GE-WMC Mortgage Securities Trust
5.049% due 08/25/2036 •		6	2

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		7,050	7,061
5.700% due 01/15/2027		1,904	1,907

158	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.770% due 06/15/2027		$1,400	$1,405
6.040% due 03/15/2027		1,827	1,833

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		508	512
5.960% due 10/16/2028		3,030	3,092
6.270% due 08/16/2027		3,527	3,551

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		2,075	2,079
5.795% due 01/20/2026 •		361	361

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		3,600	3,648
5.120% due 02/16/2027		5,354	5,365

Griffith Park CLO DAC
4.271% due 11/21/2031 •	EUR	5,173	5,754

GSAA Home Equity Trust
6.034% due 06/25/2035 •		$1,683	1,652

GSAMP Trust
5.149% due 11/25/2035 •		44	4
5.449% due 03/25/2046 •		2,336	2,292
5.469% due 05/25/2046 •		9,692	9,226
6.769% due 06/25/2035 •		6,355	6,068

Harley Davidson Motorcycle Trust
5.650% due 02/16/2027		1,700	1,707

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	1,851	2,056

Henley CLO DAC
4.675% due 04/25/2034 •		3,200	3,565

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$3,600	3,579
1.990% due 06/25/2026		2,500	2,462
5.440% due 01/25/2029		12,400	12,662
5.490% due 06/25/2027		1,500	1,517

Home Equity Loan Trust
5.309% due 04/25/2037 •		10,740	9,491

Home Partners of America Trust
1.901% due 12/17/2026		872	825

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		2,950	2,958

HSI Asset Securitization Corp. Trust
5.109% due 12/25/2036 •		7,936	6,852
5.169% due 07/25/2036 •		3,706	1,637
5.434% due 03/25/2036 •		12,330	10,961

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		4,700	4,782
5.290% due 04/15/2027		4,462	4,480

Invesco Euro CLO DAC
4.553% due 10/30/2038 •	EUR	3,850	4,286

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		$7,200	7,207

JP Morgan Mortgage Acquisition Trust
4.167% due 07/25/2036 •		5,812	5,505
5.229% due 03/25/2037 •		139	137
5.374% due 05/25/2036 •		829	817

KKR CLO Ltd.
6.481% due 07/18/2030 •		1,084	1,085
7.141% due 07/18/2030 •		4,300	4,304

KREF Ltd.
6.415% due 02/17/2039 •		2,600	2,598

LCM Ltd.
6.562% due 07/20/2034 •		3,000	3,005
6.994% due 10/20/2028 •		4,793	4,796

Lehman XS Trust
5.289% due 05/25/2036 •		1,901	1,628

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		1,234	1,196

Lendmark Funding Trust
1.900% due 11/20/2031		6,326	5,962

LoanCore Issuer Ltd.
6.892% due 01/17/2037 •		929	930

Long Beach Mortgage Loan Trust
5.309% due 12/25/2036 •		8,689	3,090
5.489% due 08/25/2045 •		619	606
5.884% due 08/25/2035 •		1,800	1,670

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032		$1,335	$1,342

M360 Ltd.
7.284% due 11/22/2038 •		3,100	3,018

Madison Park Euro Funding DAC
4.425% due 10/25/2030 •	EUR	1,982	2,200

Man GLG Euro CLO DAC
1.970% due 10/15/2032		2,500	2,645
4.365% due 10/15/2030 •		182	202
5.385% due 10/15/2032 •		5,500	6,127

Marlette Funding Trust
5.950% due 11/15/2032		$2,011	2,016

Master Credit Card Trust
6.191% due 01/21/2027 •		10,300	10,334

MASTR Asset-Backed Securities Trust
5.189% due 11/25/2036 •		16,506	5,187
5.719% due 10/25/2035 •		7,675	7,330

Merrill Lynch Mortgage Investors Trust
5.189% due 07/25/2037 •		11,984	5,310
5.189% due 08/25/2037 •		4,403	2,300

MF1 LLC
6.702% due 03/19/2039 •		1,000	1,001

MF1 Ltd.
6.715% due 02/19/2037 •		7,000	6,886

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 10/25/2036 •		618	554
5.099% due 02/25/2037 •		2,467	2,245
5.289% due 09/25/2036 •		846	367
5.539% due 12/25/2035 •		3,684	3,152
5.674% due 12/25/2034 •		672	648

Mountain View CLO Ltd.
6.761% due 04/15/2034 •		3,200	3,206

Nelnet Student Loan Trust
6.640% due 02/20/2041		702	718
7.545% due 02/20/2041 •		772	773

Nissan Auto Lease Trust
4.920% due 11/15/2027		13,800	14,051
5.050% due 06/15/2027		13,000	13,119

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.464% due 03/25/2036 •		4,311	3,995

NovaStar Mortgage Funding Trust
6.049% due 06/25/2035 •		440	439

Ocean Trails Clo
6.440% due 07/15/2034 •		6,900	6,905

Option One Mortgage Loan Trust
5.509% due 01/25/2036 •		7,578	7,061

OZLM Ltd.
6.482% due 10/20/2031 •		5,177	5,181

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		138	138
6.060% due 03/15/2030		952	952
6.319% due 08/15/2031		1,639	1,662
6.660% due 07/15/2031		256	260
7.128% due 06/16/2031		375	376
7.600% due 12/16/2030		886	891

Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •	EUR	1,400	1,558
4.415% due 07/15/2031 •		2,919	3,249
4.465% due 04/15/2031 •		2,934	3,268

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.019% due 10/25/2034 •		$629	621
6.769% due 09/25/2034 •		3,625	3,514
6.769% due 12/25/2034 •		769	757
7.144% due 09/25/2034 •		5,700	5,261

Prestige Auto Receivables Trust
5.690% due 05/17/2027		3,964	3,973

PRET LLC
2.487% due 10/25/2051 þ		2,629	2,621
4.744% due 07/25/2051 þ		1,285	1,271
4.843% due 09/25/2051 þ		3,832	3,822
7.143% due 01/25/2054 þ		1,840	1,882

Progress Residential Trust
2.013% due 11/17/2040		2,189	2,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Providus CLO DAC
4.435% due 07/15/2031 •	EUR	2,121	$2,360

Rad CLO Ltd.
6.515% due 04/25/2032 •		$3,806	3,811

RCKT Mortgage Trust
6.025% due 02/25/2044 ~		893	903

Reach ABS Trust
6.300% due 02/18/2031		3,474	3,498
7.050% due 02/18/2031		329	330

Ready Capital Mortgage Financing LLC
7.322% due 06/25/2037 •		1,382	1,389
7.966% due 06/25/2037 •		7,200	7,219

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		12,593	3,284

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		788	767
4.320% due 09/25/2030		676	677
5.380% due 11/25/2030		1,865	1,863

Residential Asset Mortgage Products Trust
5.409% due 12/25/2035 •		482	437
5.659% due 10/25/2035 •		1,176	1,165

Residential Asset Securities Corp. Trust
5.239% due 08/25/2036 •		10,004	9,868
5.674% due 11/25/2035 •		4,147	4,054

Santander Drive Auto Receivables Trust
5.250% due 04/17/2028		500	504
5.630% due 01/16/2029		5,500	5,595
5.710% due 02/16/2027		549	550
5.930% due 07/17/2028		2,500	2,535
6.080% due 08/17/2026		1,097	1,098
6.180% due 02/16/2027		3,636	3,645

SBNA Auto Lease Trust
5.670% due 11/20/2026		2,200	2,212
6.520% due 04/20/2028		1,500	1,547

Sculptor European CLO DAC
4.475% due 01/14/2032 •	EUR	8,644	9,598

Securitized Asset-Backed Receivables LLC Trust
5.309% due 08/25/2036 •		$572	188
5.449% due 07/25/2036 •		5,265	2,105
5.629% due 08/25/2035 •		1,212	988
6.019% due 03/25/2035 •		1,133	1,126

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		500	506
5.350% due 06/21/2027		1,861	1,865
5.710% due 10/20/2027		2,313	2,325

SLM Private Education Loan Trust
9.961% due 10/15/2041 •		4,815	5,045

SMB Private Education Loan Trust
6.892% due 11/15/2052 •		1,034	1,044
7.192% due 05/16/2050 •		1,636	1,664

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		3,024	2,880

Soundview Home Loan Trust
5.149% due 02/25/2037 •		609	176
5.269% due 01/25/2037 •		12,887	12,333
5.434% due 02/25/2036 •		3,624	3,387

Starwood Mortgage Trust
7.142% due 11/15/2038 •		10,800	10,605

Structured Asset Investment Loan Trust
5.099% due 07/25/2036 •		865	635
5.119% due 09/25/2036 •		248	243
5.899% due 06/25/2035 •		7,493	7,202
5.919% due 08/25/2033 •		4,804	4,755

Structured Asset Securities Corp. Mortgage Loan Trust
5.129% due 03/25/2036 •		247	238
5.309% due 12/25/2036 •		295	290
6.815% due 04/25/2035 •		28	27

Symphony CLO Ltd.
6.031% due 04/18/2033 •		3,700	3,700

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		954	954

Synchrony Card Funding LLC
4.930% due 07/15/2030		12,900	13,168

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •		5,000	5,004

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	159

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TCW CLO Ltd.
6.395% due 08/16/2034 •		$4,500	$4,502

Theorem Funding Trust
7.580% due 04/15/2029		572	578

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	2,797	3,113

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~		$1,772	1,791
6.290% due 05/25/2064 ~		4,463	4,521

Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029		11,550	11,759
5.160% due 05/17/2027		3,350	3,372
5.600% due 08/17/2026		2,505	2,511

Tralee Clo Ltd.
6.505% due 10/25/2032 •		1,900	1,901

Tralee CLO Ltd.
7.046% due 10/25/2032 •		2,100	2,102

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		1,636	1,650

Upstart Pass-Through Trust
4.300% due 05/20/2030		820	806

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		536	516

Venture CLO Ltd.
6.917% due 07/30/2032 •		3,500	3,492
7.267% due 07/30/2032 •		4,100	4,108

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •		5,000	5,010
6.944% due 07/20/2032 •		6,600	6,583

Veros Auto Receivables Trust
7.120% due 11/15/2028		2,788	2,805

VMC Finance LLC
7.241% due 02/18/2039 •		4,905	4,881

Volkswagen Auto Lease Trust
5.400% due 12/21/2026		12,800	12,880

Voya CLO Ltd.
6.482% due 07/20/2032 •		4,400	4,402

WaMu Asset-Backed Certificates WaMu Trust
5.194% due 05/25/2037 •		3,019	2,862

Westlake Automobile Receivables Trust
5.440% due 05/17/2027		900	910
5.620% due 03/15/2027		2,300	2,307
5.912% due 03/15/2027 •		1,100	1,101
5.960% due 10/15/2026		2,931	2,939
6.012% due 10/15/2026 •		2,907	2,910
6.230% due 01/15/2027		8,308	8,354

World Omni Auto Receivables Trust
5.570% due 12/15/2026		797	799

Total Asset-Backed Securities (Cost $1,017,390)			1,013,049

SOVEREIGN ISSUES 3.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	52,900	9,206

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	100,038	4,435
3.000% due 12/03/2026 (f)		119,584	5,729
4.000% due 11/30/2028 (f)		16,247	797
4.000% due 08/24/2034 (f)		281,228	13,302

Peru Government International Bond
5.400% due 08/12/2034	PEN	1,500	380
6.150% due 08/12/2032		90,900	24,914
6.900% due 08/12/2037		3,200	890
6.950% due 08/12/2031		5,300	1,531
7.300% due 08/12/2033		5,000	1,459
7.600% due 08/12/2039		1,500	442

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	58,900	3,054
8.000% due 01/31/2030		96,700	5,404
8.250% due 03/31/2032		37,900	2,057
8.500% due 01/31/2037		51,900	2,611
9.000% due 01/31/2040		235,100	11,916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	106,900	$3,098
51.594% due 05/20/2026 ~		1,000	29
51.594% due 08/19/2026 ~		800	24
51.594% due 05/17/2028 ~		103,000	2,994

Total Sovereign Issues (Cost $91,349)			94,272

		SHARES
COMMON STOCKS 8.1%

COMMUNICATION SERVICES 0.9%

Comcast Corp. ‘A’		538,658	22,500

Verizon Communications, Inc.		18,222	818

Walt Disney Co.		18,222	1,753

			25,071

CONSUMER DISCRETIONARY 0.6%

Amazon.com, Inc. (c)		18,222	3,395

Home Depot, Inc.		18,222	7,383

McDonald’s Corp.		18,222	5,549

NIKE, Inc. ‘B’		18,222	1,611

			17,938

CONSUMER STAPLES 1.2%

Coca-Cola Co.		18,222	1,309

Procter & Gamble Co.		187,561	32,486

Walmart, Inc.		18,222	1,471

			35,266

ENERGY 0.1%

Chevron Corp.		18,222	2,684

FINANCIALS 0.9%

American Express Co.		18,222	4,942

Goldman Sachs Group, Inc.		18,222	9,022

JPMorgan Chase & Co.		18,222	3,842

Travelers Cos., Inc.		18,222	4,266

Visa, Inc. ‘A’		18,222	5,010

			27,082

HEALTH CARE 1.6%

AbbVie, Inc.		131,600	25,989

Amgen, Inc.		18,222	5,871

Johnson & Johnson		18,222	2,953

Merck & Co., Inc.		18,222	2,069

UnitedHealth Group, Inc.		18,222	10,654

			47,536

INDUSTRIALS 0.6%

3M Co.		18,222	2,491

Boeing Co. (c)		18,222	2,770

Caterpillar, Inc.		18,222	7,127

Honeywell International, Inc.		18,222	3,767

			16,155

INFORMATION TECHNOLOGY 2.2%

Apple, Inc.		200,463	46,708

Cisco Systems, Inc.		18,222	970

Intel Corp.		18,222	427

International Business Machines Corp.		18,222	4,028

Microsoft Corp.		18,222	7,841

Salesforce, Inc.		18,222	4,988

			64,962

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

Dow, Inc.	18,222	$996

Total Common Stocks (Cost $226,229)		237,690

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.5%

COMMERCIAL PAPER 1.8%

AES Corp.
5.500% due 10/01/2024	$5,000	4,999

Alimentation Couche-Tard, Inc.
5.380% due 10/01/2024	2,980	2,980

Arrow Electronics, Inc.
5.200% due 10/10/2024	9,000	8,987
5.200% due 10/11/2024	3,000	2,995

Crown Castle, Inc.
5.270% due 10/24/2024	2,520	2,511
5.270% due 10/29/2024	6,310	6,283
5.300% due 10/24/2024	5,540	5,521

Dominion Resources, Inc.
5.290% due 10/15/2024	1,890	1,886

Jones Lang LaSalle Finance BV
5.380% due 10/09/2024	10,960	10,947
5.400% due 10/09/2024	3,230	3,226

Targa Resources Corp.
5.400% due 10/28/2024	3,350	3,336

		53,671

REPURCHASE AGREEMENTS (g) 22.1%
		654,072

U.S. TREASURY BILLS 0.6%
5.115% due 10/10/2024 - 12/19/2024 (d)(e)(k)	19,020	18,934

Total Short-Term Instruments (Cost $727,762)		726,677

Total Investments in Securities (Cost $4,010,430)		4,027,379

	SHARES
INVESTMENTS IN AFFILIATES 8.5%

SHORT-TERM INSTRUMENTS 8.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%

PIMCO Short Asset Portfolio	13,661,913	133,368

PIMCO Short-Term Floating NAV Portfolio III	12,026,716	117,104

Total Short-Term Instruments (Cost $252,381)		250,472

Total Investments in Affiliates (Cost $252,381)		250,472

Total Investments 144.9% (Cost $4,262,811)		$4,277,851

Financial Derivative Instruments (h)(j) 4.8% (Cost or Premiums, net $43,923)		142,097

Other Assets and Liabilities, net (49.7)%		(1,466,722)

Net Assets 100.0%		$2,953,226

160	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.970%	09/30/2024	10/01/2024	$	100	U.S. Treasury Bonds 4.750% due 11/15/2043	$(102)	$100	$100
FICC STR	4.860	09/30/2024	10/01/2024		33,400	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 02/15/2041	(34,068)	33,400	33,404
JPS	4.960	09/30/2024	10/01/2024		180,100	U.S. Treasury Notes 2.000% due 08/15/2025	(183,701)	180,100	180,125
MEI	4.240	09/25/2024	10/03/2024	CAD	100,000	Canada Government Bond 1.500% due 12/01/2031	(75,800)	73,940	73,992
SAL	4.960	09/30/2024	10/01/2024	$	29,300	U.S. Treasury Notes 1.250% due 12/31/2026	(29,933)	29,300	29,304
	4.960	10/01/2024	10/02/2024		130,100	U.S. Treasury Notes 0.750% due 04/30/2026	(132,968)	130,100	130,100
	4.990	10/01/2024	10/02/2024		100	U.S. Treasury Notes 4.250% due 03/15/2027	(103)	100	100
TOR	4.250	09/26/2024	10/04/2024	CAD	280,000	Province of Alberta 3.060% due 06/01/2120	(104,593)	207,032	207,153
						Province of Quebec 4.400% - 5.000% due 12/01/2041 - 12/01/2055	(110,647)

Total Repurchase Agreements							$(671,915)	$654,072	$654,278

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.7)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$116,000	$(107,373)	$(108,120)

Total Short Sales (3.7)%				$(107,373)	$(108,120)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$100	$0	$0	$100	$(102)	$(2)
FICC STR	33,404	0	0	33,404	(34,068)	(664)
JPS	180,125	0	0	180,125	(183,701)	(3,576)
MEI	73,992	0	0	73,992	(75,399)	(1,407)
SAL	159,504	0	0	159,504	(163,004)	(3,500)
TOR	207,153	0	0	207,153	(214,204)	(7,051)

Total Borrowings and Other Financing Transactions	$654,278	$0	$0

Cash of $1,437 has been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	161

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(6,519) at a weighted average interest rate of 5.444%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	18	$	18	$(9)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	18		18	(9)	(1)

Total Written Options						$(18)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Mini MSCI EAFE Index December Futures	12/2024	314	$39,058	$742	$0	$(163)
U.S. Treasury 2-Year Note December Futures	12/2024	6	1,249	(1)	0	(2)
U.S. Treasury 5-Year Note December Futures	12/2024	2,893	317,891	560	0	(1,062)
U.S. Treasury 10-Year Note December Futures	12/2024	1,932	220,791	34	0	(876)
U.S. Treasury 10-Year Ultra December Futures	12/2024	646	76,420	12	0	(333)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	169	22,493	(94)	0	(132)

				$1,253	$0	$(2,568)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	560	$(134,344)	$(413)	$126	$0
3-Month SOFR Active Contract September Futures	12/2024	560	(133,378)	(301)	32	0
E-Mini DJIA Index December Futures	12/2024	551	(117,481)	(2,381)	36	0
Euro-Bund 10-Year Bond December Futures	12/2024	49	(7,359)	(109)	0	(24)
Euro-Buxl 30-Year Bond December Futures	12/2024	18	(2,731)	(26)	0	(22)
U.S. Treasury 30-Year Bond December Futures	12/2024	888	(110,279)	538	610	0

				$(2,692)	$804	$(46)

Total Futures Contracts				$(1,439)	$804	$(2,614)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2026	0.110%	$2,100	$24	$17	$41	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412	2,130	423	(211)	212	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	2,530	304	62	366	0	(4)

						$751	$(132)	$619	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,760	$(101)	$95	$(6)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	2,484	(92)	96	4	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(25)	23	(2)	0	0

162	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-39 5-Year Index	1.000%	Quarterly	06/20/2028	$200	$(14)	$12	$(2)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,200	(58)	40	(18)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	300	(11)	4	(7)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(15)	1	(14)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	294	0	23	23	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	2,574	179	23	202	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	10,100	626	173	799	3	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	19,700	1,441	27	1,468	3	(1)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	25	(11)	14	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	(1)	3	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	7	16	23	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	500	6	4	10	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	4,200	61	34	95	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	3,900	86	4	90	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	282,700	5,963	529	6,492	0	(1)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	612,500	13,843	38	13,881	2	(35)

					$21,925	$1,130	$23,055	$10	$(38)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	140,040	$2,337	$695	$3,032	$0	$(74)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		700	(4)	45	41	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	3	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	4,095,000	(25)	(521)	(546)	74	0
Receive	1-Day USD-SOFR Compounded-OIS	2.928	Semi-Annual	05/31/2025	$	4,300	(1)	22	21	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		257,860	4,113	(2,268)	1,845	174	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		142,000	(339)	(233)	(572)	227	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		19,700	0	(131)	(131)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,500	0	(17)	(17)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		14,720	0	(121)	(121)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	(6)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	(359)	398	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,600	450	(1,284)	(834)	137	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		94,400	382	(2,827)	(2,445)	234	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		21,210	677	(128)	549	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	(255)	832	121	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		62,710	603	(486)	117	188	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		36,200	105	(1,296)	(1,191)	96	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	(64)	3,032	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	(3,981)	3,203	334	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,600	870	(870)	0	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		430	(2)	(11)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		97,300	(1,315)	(1,738)	(3,053)	307	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,900	(6)	(105)	(111)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,800	(6)	(73)	(79)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,900	(7)	(73)	(80)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		1,180	(5)	(39)	(44)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		1,500	(6)	(36)	(42)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		1,600	(6)	(28)	(34)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,600	(6)	(19)	(25)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		1,500	(5)	(22)	(27)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,000	(7)	(29)	(36)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,500	(5)	(24)	(29)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		2,200	(8)	(40)	(48)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		2,400	(10)	(43)	(53)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		400	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		2,100	(9)	(39)	(48)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		2,100	(8)	(46)	(54)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		1,100	(4)	(9)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,900	(7)	(22)	(29)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		2,200	(8)	(28)	(36)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		1,400	(6)	(3)	(9)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		1,500	(6)	(4)	(10)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	8	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,000	(5)	13	8	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		1,200	(5)	10	5	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		3,100	(13)	26	13	9	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	163

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.231%	Annual	09/18/2034	$	2,000	$(7)	$23	$16	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,900	(7)	20	13	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		136,100	(856)	(4,442)	(5,298)	414	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		27,200	414	(1,539)	(1,125)	113	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		17,590	950	997	1,947	62	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		81,800	1,280	(4,780)	(3,500)	312	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	800	(1)	(15)	(16)	0	(2)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,400	(2)	(3)	(5)	0	(4)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		600	(2)	(16)	(18)	0	(4)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,500	(4)	(27)	(31)	0	(9)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,200	(3)	(1)	(4)	0	(4)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		36,200	246	384	630	212	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		16,374	78	(80)	(2)	0	(170)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	1,532	1,314	0	(99)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	270	(1)	(15)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		900	(1)	(41)	(42)	0	(3)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(104)	(109)	0	(6)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(111)	(116)	0	(7)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(39)	(41)	0	(2)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(51)	(53)	0	(3)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(67)	(70)	0	(5)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(70)	(73)	0	(5)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	(84)	(89)	0	(7)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		20	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(63)	(66)	0	(6)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		900	(3)	(19)	(22)	0	(5)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	51,100	(176)	(232)	(408)	0	(25)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		43,600	(150)	(206)	(356)	0	(21)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		94,700	0	1,225	1,225	48	0

							$21,329	$(24,288)	$(2,959)	$3,516	$(520)

Total Swap Agreements							$44,005	$(23,290)	$20,715	$3,526	$(563)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$804	$3,526	$4,330	$(2)	$(2,720)	$(565)	$(3,287)

(i)

Securities with an aggregate market value of $52,640 and cash of $18,168 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(106) for closed futures and $(2) for closed swap agreements is outstanding at period end.

164	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CAD	749		$552	$0	$(2)
	10/2024		$8,035	CNH	57,514	184	0

BOA	10/2024	HKD	85,510		$10,982	0	(19)
	10/2024	KRW	5,130,687		3,837	0	(57)
	10/2024	PEN	1,452		387	0	(5)
	10/2024		$2,678	INR	224,617	0	0
	10/2024		2,005	PLN	7,799	20	0
	10/2024		1,657	SGD	2,160	24	0
	10/2024		11,345	ZAR	208,217	690	0
	11/2024	PEN	807		$215	0	(3)

BPS	10/2024	CAD	280,261		208,053	815	0
	10/2024	CNH	59,292		8,279	0	(194)
	10/2024	EUR	20,908		23,156	0	(118)
	10/2024	HKD	304,244		39,061	0	(83)
	10/2024	JPY	55,795,221		387,498	0	(710)
	10/2024	KRW	15,598,174		11,655	0	(181)
	10/2024		$2,059	CNH	14,652	35	0
	10/2024		23,454	DKK	156,844	0	(32)
	10/2024		14,214	NZD	22,837	295	0
	10/2024		25,736	SEK	260,480	0	(88)
	11/2024	CNH	132,747		$18,443	0	(567)
	11/2024	DKK	156,574		23,454	32	0
	11/2024	JPY	427,708		3,015	25	0
	11/2024	SEK	260,064		25,736	88	0
	11/2024	TWD	192,141		6,024	0	(76)
	11/2024		$1,518	CNH	10,760	22	0
	12/2024	MXN	184,053		$9,343	133	(31)
	12/2024	TRY	9,179		247	0	(2)

BRC	10/2024	CAD	1,207		893	0	0
	10/2024	GBP	350,231		462,040	0	(6,201)
	10/2024	IDR	383,405		25	0	(1)
	10/2024	ILS	3,816		1,026	4	(2)
	10/2024	NZD	6,394		4,040	0	(22)
	10/2024		$337,580	CHF	284,831	0	(1,040)
	10/2024		999,214	EUR	895,045	0	(2,895)
	10/2024		250	ILS	939	2	0
	10/2024		3,227	PLN	12,389	0	(10)
	10/2024		45,753	SEK	462,906	0	(172)
	11/2024	CHF	283,769		$337,580	1,028	0
	11/2024	EUR	895,045		1,000,576	2,887	0
	11/2024	SEK	462,162		45,753	174	0
	11/2024		$4,040	NZD	6,394	22	0
	12/2024	MXN	81		$4	0	0
	12/2024	TRY	115,396		3,076	0	(45)
	12/2024		$7,540	TRY	283,498	89	0
	01/2025	TRY	1,049		$28	0	0

BSH	10/2024	PEN	3,056		814	0	(10)

CBK	10/2024	BRL	5,656		1,037	0	(1)
	10/2024	CAD	989		732	0	0
	10/2024	GBP	1,068		1,418	0	(10)
	10/2024	ILS	3,134		853	14	(2)
	10/2024	KRW	11,176,399		8,353	0	(126)
	10/2024	PEN	23,531		6,286	0	(61)
	10/2024	THB	5,460		164	0	(6)
	10/2024		$5,842	AUD	8,611	111	0
	10/2024		1,038	BRL	5,656	0	0
	10/2024		4,676	CNH	33,148	60	0
	10/2024		4,670	DKK	31,186	0	(13)
	10/2024		13,902	IDR	215,253,175	253	0
	10/2024		1,156	ILS	4,231	0	(20)
	10/2024		44,688	INR	3,758,566	125	0
	10/2024		27,547	SEK	279,157	0	(60)
	10/2024		4,194	ZAR	75,756	185	0
	10/2024	ZAR	31,550		$1,806	0	(18)
	11/2024	BRL	15,257		2,717	0	(73)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	165

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	CNH	218,396		$30,429	$0	$(846)
	11/2024	DKK	31,132		4,670	13	0
	11/2024	SEK	278,713		27,547	60	0
	11/2024	TWD	785,494		24,669	9	(276)
	11/2024		$1,037	BRL	5,676	1	0
	12/2024	MXN	101,691		$5,205	101	0
	12/2024	PEN	1,891		499	0	(10)
	02/2025		20,168		5,398	0	(34)

DUB	10/2024	KRW	10,571,282		7,919	0	(102)
	10/2024	SGD	24		19	0	0
	10/2024		$8,848	PLN	34,210	48	(11)
	11/2024	TWD	82,157		$2,578	0	(30)
	02/2025	PEN	20,834		5,559	0	(52)

FAR	10/2024	BRL	10,418		1,912	0	0
	10/2024	JPY	4,526,194		31,516	24	0
	10/2024	NZD	15,078		9,478	0	(101)
	10/2024		$1,886	BRL	10,418	27	0
	10/2024		668,161	JPY	96,255,199	1,556	0
	11/2024	JPY	95,811,540		$668,161	0	(1,560)
	11/2024	TWD	17,131		542	0	(1)
	11/2024		$9,478	NZD	15,078	101	0
	12/2024	PEN	9,604		$2,530	0	(59)

GLM	10/2024	AUD	508		342	0	(9)
	10/2024	BRL	3,734		683	0	(2)
	10/2024	EUR	877,955		977,594	299	0
	10/2024		$685	BRL	3,734	0	0
	10/2024		290	IDR	4,485,956	5	0
	10/2024		646	ILS	2,402	0	(2)
	10/2024		352	INR	29,569	1	0
	11/2024	MXN	53,742		$2,689	0	(16)
	11/2024	TWD	41,902		1,324	0	(6)
	12/2024	MXN	47,345		2,467	91	0
	12/2024		$683	BRL	3,759	2	0
	02/2025	MXN	61,325		$3,012	0	(40)
	04/2025	BRL	51,000		9,138	20	(6)
	04/2025	DKK	40,280		5,955	0	(114)

IND	10/2024	KRW	5,268,711		3,935	0	(63)
	10/2024		$1,509	IDR	23,304,522	24	0

JPM	10/2024	CNH	94,696		$13,233	0	(299)
	10/2024	DKK	355,097		53,083	56	0
	10/2024	ILS	50,850		13,930	304	(19)
	10/2024	INR	137,957		1,640	0	(5)
	10/2024	KRW	5,918,222		4,428	0	(63)
	10/2024	PEN	15,170		4,074	0	(17)
	10/2024		$3,225	CNH	22,960	56	0
	10/2024		50,685	DKK	338,099	8	(205)
	10/2024		103,280	EUR	92,574	0	(232)
	10/2024		16,917	GBP	12,877	299	0
	10/2024		237	IDR	3,668,064	4	0
	10/2024		16,501	NOK	174,589	43	0
	10/2024		14,060	PLN	54,507	101	(6)
	10/2024		768	SGD	999	9	0
	10/2024		2,057	ZAR	37,778	127	0
	10/2024	ZAR	3,611		$201	0	(7)
	11/2024	CNH	9,023		1,276	0	(16)
	11/2024	DKK	326,886		49,104	205	0
	11/2024	EUR	92,574		103,421	231	0
	11/2024	NOK	174,530		16,501	0	(43)
	11/2024	TWD	165,071		5,124	0	(116)
	11/2024		$5,491	TWD	177,711	150	0
	12/2024		4,240	TRY	160,030	98	0
	04/2025	BRL	1,900		$338	0	(2)

MBC	10/2024	CAD	100,093		74,416	404	0
	10/2024	JPY	45,964,624		319,068	112	(853)
	10/2024	KRW	19,977,056		14,956	0	(203)
	10/2024	NOK	152,925		14,534	43	0
	10/2024	SEK	12,740		1,243	0	(11)
	10/2024		$43,007	CAD	57,782	0	(282)
	10/2024		1,680	CHF	1,420	0	(2)

166	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$28,544	EUR	25,698	$62	$0
	10/2024		452,639	GBP	338,422	0	(186)
	10/2024		1,544	IDR	23,935,193	30	0
	10/2024		56,798	JPY	8,303,100	973	0
	10/2024		655	NOK	6,904	0	(1)
	10/2024		46,864	SGD	60,206	0	(20)
	11/2024	CAD	57,736		$43,007	283	0
	11/2024	CNH	32,955		4,605	0	(115)
	11/2024	GBP	338,422		452,621	175	0
	11/2024	NOK	6,902		655	1	0
	11/2024	SGD	60,103		46,864	21	0
	11/2024	TWD	161,109		5,029	0	(85)
	11/2024		$7,288	PLN	28,254	48	0
	12/2024	MXN	19,852		$1,015	19	0

MYI	10/2024	CHF	1,555		1,834	0	(3)
	10/2024	DKK	258,266		38,484	0	(83)
	10/2024	KRW	7,604,562		5,686	0	(85)
	10/2024	NOK	28,345		2,695	9	0
	10/2024	NZD	1,365		856	0	(11)
	10/2024	SGD	63,331		48,636	0	(640)
	10/2024		$5,877	CHF	4,961	0	(15)
	10/2024		46,240	DKK	309,389	0	(39)
	10/2024		1,580	IDR	24,496,035	31	0
	10/2024	ZAR	57,012		$3,092	0	(203)
	11/2024	DKK	308,856		46,240	38	0
	11/2024	TWD	103,892		3,305	7	0
	11/2024		$2,855	CNH	20,178	35	0
	12/2024	MXN	16,071		$799	0	(7)
	04/2025	DKK	44,900		6,629	0	(136)
	04/2025		$18,487	DKK	123,680	146	0

NGF	10/2024		5,289	IDR	81,687,189	83	0

RBC	10/2024	CAD	694		$512	0	(1)
	10/2024		$796	CNH	5,737	23	0
	11/2024	TWD	25,112		$770	0	(27)
	12/2024	MXN	52,076		2,621	7	0

SCX	10/2024	DKK	223,298		33,238	0	(107)
	10/2024	EUR	114,454		127,180	0	(225)
	10/2024	JPY	144,656		1,005	0	(1)
	10/2024	NOK	231		22	0	0
	10/2024	PEN	10,730		2,848	0	(46)
	10/2024		$300	IDR	4,643,100	5	0
	10/2024		16,563	INR	1,392,072	34	0
	11/2024	CNH	62,754		$8,664	0	(323)
	11/2024	TWD	43,084		1,341	0	(27)
	11/2024		$3,660	CNH	26,056	71	0

SSB	10/2024	CAD	500		$370	1	0
	10/2024	CHF	290,250		343,463	520	0
	10/2024		$1,491	SEK	15,290	15	0
	12/2024		2,073	MXN	39,730	0	(79)

TOR	10/2024	AUD	342,943		$232,583	0	(4,510)
	10/2024	CAD	54,810		40,722	195	0
	10/2024		$245,413	AUD	357,744	1,914	0
	10/2024		6,781	JPY	980,328	40	0
	11/2024	AUD	357,744		$245,535	0	(1,919)
	11/2024	CNH	8,008		1,135	0	(12)
	11/2024	DKK	1,139		171	1	0
	11/2024	JPY	975,825		6,781	0	(40)

UAG	10/2024	AUD	22,904		15,570	0	(265)
	10/2024	SEK	1,005,295		98,070	0	(917)
	10/2024		$3,231	JPY	462,626	0	(12)
	10/2024		5,395	PLN	20,960	49	0
	10/2024		2,228	ZAR	40,768	129	0
	11/2024	CHF	591		$703	3	0
	11/2024	JPY	460,496		3,231	12	0
	11/2024	TWD	519,928		16,475	0	(30)
	04/2025	DKK	39,600		5,841	0	(125)

Total Forward Foreign Currency Contracts						$16,929	$(28,972)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	167

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	122,000	$71	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	121,000	107	3

Total Purchased Options							$178	$3

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	1,900	$(6)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,900	(6)	(7)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	1,300	(3)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	1,300	(3)	(2)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	2,400	(5)	(19)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	2,400	(4)	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	2,700	(9)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	2,700	(9)	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	2,800	(9)	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	2,800	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	2,800	(9)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	2,800	(9)	(10)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	1,500	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	1,500	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	2,300	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	2,300	(8)	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	1,500	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,500	(5)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,900	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,900	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	3,700	(12)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	3,700	(12)	(13)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	700	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	1,100	(4)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	2,000	(8)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	2,000	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	2,100	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	1,000	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	1,000	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	2,100	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	1,000	(3)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	2,100	(6)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	2,100	(6)	(6)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	1,800	(3)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	1,800	(3)	(1)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	2,400	(8)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	2,400	(8)	(7)

Total Written Options							$(242)	$(189)

168	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	NDDUEAFE Index	12,520	5.140% (FEDL01 plus a specified spread)	Monthly	11/20/2024	$110,115	$0	$(446)	$0	$(446)
	Receive	NDDUEAFE Index	14,812	5.110% (FEDL01 plus a specified spread)	Monthly	09/24/2025	130,274	0	(73)	0	(73)

JPM	Receive	NDDUEAFE Index	6,216	4.880% (FEDL01 plus a specified spread)	Monthly	10/16/2024	54,671	0	(211)	0	(211)
	Receive	NDDUEAFE Index	42,228	5.020% (FEDL01 plus a specified spread)	Monthly	11/06/2024	371,402	0	(1,470)	0	(1,470)
	Receive	NDDUEAFE Index	16,555	5.150% (FEDL01 plus a specified spread)	Monthly	07/16/2025	145,604	0	(590)	0	(590)

MBC	Receive	NDDUEAFE Index	1,780	5.315% (FEDL01 plus a specified spread)	Monthly	10/02/2024	15,512	0	78	78	0

MEI	Receive	NDDUEAFE Index	9,192	5.110% (FEDL01 plus a specified spread)	Monthly	09/24/2025	80,845	0	(45)	0	(45)

MYI	Receive	NDDUEAFE Index	41,678	4.865% (FEDL01 plus a specified spread)	Maturity	11/20/2024	302,418	0	49,478	49,478	0
	Receive	NDDUEAFE Index	35,615	5.050% (FEDL01 plus a specified spread)	Monthly	04/16/2025	313,240	0	(1,247)	0	(1,247)
	Receive	NDDUEAFE Index	10,755	5.135% (FEDL01 plus a specified spread)	Monthly	06/04/2025	94,592	0	(382)	0	(382)
	Receive	NDDUEAFE Index	1,781	5.180% (FEDL01 plus a specified spread)	Monthly	06/04/2025	15,664	0	(64)	0	(64)

SOG	Receive	NDDUEAFE Index	111,083	4.975% (FEDL01 plus a specified spread)	Maturity	01/22/2025	830,417	0	109,162	109,162	0

UAG	Receive	NDDUEAFE Index	12,977	5.130% (FEDL01 plus a specified spread)	Monthly	07/02/2025	114,135	0	(461)	0	(461)
	Receive	NDDUEAFE Index	12,520	5.150% (FEDL01 plus a specified spread)	Monthly	08/20/2025	110,115	0	(446)	0	(446)

								$0	$153,283	$158,718	$(5,435)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	Abbvie,Inc.	131,600	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$25,988	$0	$0	$0	$0
	Pay	Apple, Inc.	182,241	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	42,462	0	0	0	0
	Pay	Comcast Corp.	538,658	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	22,500	0	0	0	0
	Pay	Procter and Gamble,Co.	169,339	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024	29,330	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$0	$153,283	$158,718	$(5,435)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$184	$0	$0	$184	$(2)	$0	$0	$(2)	$182	$0	$182
BOA	734	0	0	734	(84)	(8)	0	(92)	642	(721)	(79)
BPS	1,445	0	0	1,445	(2,082)	(7)	0	(2,089)	(644)	3,411	2,767
BRC	4,206	0	0	4,206	(10,388)	(19)	0	(10,407)	(6,201)	9,095	2,894
BSH	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
CBK	932	0	0	932	(1,556)	0	(519)	(2,075)	(1,143)	(4,966)	(6,109)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	169

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
DUB	$48	$0	$0	$48	$(195)	$0	$0	$(195)	$(147)	$0	$(147)
FAR	1,708	0	0	1,708	(1,721)	(53)	0	(1,774)	(66)	(360)	(426)
GLM	418	0	0	418	(195)	(54)	0	(249)	169	3,101	3,270
IND	24	0	0	24	(63)	0	0	(63)	(39)	0	(39)
JPM	1,691	0	0	1,691	(1,030)	(21)	(2,271)	(3,322)	(1,631)	(12,442)	(14,073)
MBC	2,171	0	78	2,249	(1,758)	0	0	(1,758)	491	1,380	1,871
MEI	0	0	0	0	0	0	(45)	(45)	(45)	(2,180)	(2,225)
MYC	0	3	0	3	0	(9)	0	(9)	(6)	(80)	(86)
MYI	266	0	49,478	49,744	(1,222)	0	(1,693)	(2,915)	46,829	(62,644)	(15,815)
NGF	83	0	0	83	0	0	0	0	83	0	83
RBC	30	0	0	30	(28)	0	0	(28)	2	0	2
RYL	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
SCX	110	0	0	110	(729)	0	0	(729)	(619)	1,013	394
SOG	0	0	109,162	109,162	0	0	0	0	109,162	(124,010)	(14,848)
SSB	536	0	0	536	(79)	0	0	(79)	457	1,855	2,312
TOR	2,150	0	0	2,150	(6,481)	0	0	(6,481)	(4,331)	3,591	(740)
UAG	193	0	0	193	(1,349)	(15)	(907)	(2,271)	(2,078)	(2,913)	(4,991)

Total Over the Counter	$16,929	$3	$158,718	$175,650	$(28,972)	$(189)	$(5,435)	$(34,596)

(k)

Securities with an aggregate market value of $23,446 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$36	$0	$768	$804
Swap Agreements	0	10	0	0	3,516	3,526

	$0	$10	$36	$0	$4,284	$4,330

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,929	$0	$16,929
Purchased Options	0	0	0	0	3	3
Swap Agreements	0	0	158,718	0	0	158,718

	$0	$0	$158,718	$16,929	$3	$175,650

	$0	$10	$158,754	$16,929	$4,287	$179,980

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	106	0	163	0	2,451	2,720
Swap Agreements	0	45	0	0	520	565

	$106	$45	$163	$0	$2,973	$3,287

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,972	$0	$28,972
Written Options	0	0	0	0	189	189
Swap Agreements	0	0	5,435	0	0	5,435

	$0	$0	$5,435	$28,972	$189	$34,596

	$106	$45	$5,598	$28,972	$3,162	$37,883

170	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$228	$228
Futures	0	0	(6,450)	0	11,099	4,649
Swap Agreements	0	6,209	0	0	7,598	13,807

	$0	$6,209	$(6,450)	$0	$18,925	$18,684

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(58,812)	$0	$(58,812)
Purchased Options	0	0	0	0	(52)	(52)
Written Options	0	0	0	0	1,352	1,352
Swap Agreements	0	0	47,893	0	0	47,893

	$0	$0	$47,893	$(58,812)	$1,300	$(9,619)

	$0	$6,209	$41,443	$(58,812)	$20,225	$9,065

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(10)	$(10)
Futures	0	0	(1,906)	0	2,578	672
Swap Agreements	0	(92)	0	0	(42,754)	(42,846)

	$0	$(92)	$(1,906)	$0	$(40,186)	$(42,184)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(48,316)	$0	$(48,316)
Purchased Options	0	0	0	0	(337)	(337)
Written Options	0	0	0	0	(70)	(70)
Swap Agreements	0	0	54,457	0	0	54,457

	$0	$0	$54,457	$(48,316)	$(407)	$5,734

	$0	$(92)	$52,551	$(48,316)	$(40,593)	$(36,450)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$186,663	$2,164	$188,827
Industrials	0	46,809	0	46,809
Utilities	0	38,076	0	38,076
Municipal Bonds & Notes
California	0	2,060	0	2,060
Illinois	0	3,023	0	3,023
Pennsylvania	0	106	0	106
U.S. Government Agencies	0	1,187,161	0	1,187,161
U.S. Treasury Obligations	0	221,024	0	221,024
Non-Agency Mortgage-Backed Securities	0	268,605	0	268,605
Asset-Backed Securities	0	1,013,049	0	1,013,049
Sovereign Issues	0	94,272	0	94,272
Common Stocks
Communication Services	25,071	0	0	25,071
Consumer Discretionary	17,938	0	0	17,938
Consumer Staples	35,266	0	0	35,266
Energy	2,684	0	0	2,684
Financials	27,082	0	0	27,082
Health Care	47,536	0	0	47,536
Industrials	16,155	0	0	16,155
Information Technology	64,962	0	0	64,962
Materials	996	0	0	996
Short-Term Instruments
Commercial Paper	0	53,671	0	53,671
Repurchase Agreements	0	654,072	0	654,072
U.S. Treasury Bills	0	18,934	0	18,934

	$237,690	$3,787,525	$2,164	$4,027,379

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$250,472	$0	$0	$250,472

Total Investments	$488,162	$3,787,525	$2,164	$4,277,851

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(108,120)	$0	$(108,120)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	36	4,294	0	4,330
Over the counter	0	175,650	0	175,650

	$36	$179,944	$0	$179,980

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(209)	(2,970)	0	(3,179)
Over the counter	0	(34,596)	0	(34,596)

	$(209)	$(37,566)	$0	$(37,775)

Total Financial Derivative Instruments	$(173)	$142,378	$0	$142,205

Totals	$487,989	$3,821,783	$2,164	$4,311,936

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	171

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Altice France SA
TBD% (TSFR3M + 5.500%) due 08/15/2028 ~		$378	$285

Avolon TLB Borrower 1 U.S. LLC
TBD% due 06/22/2028		774	777

Oi SA
TBD% due 12/30/2050 «		211	2

SkyMiles IP Ltd.
TBD% due 10/20/2027		518	528

Total Loan Participations and Assignments (Cost $1,867)			1,592

CORPORATE BONDS & NOTES 61.9%

BANKING & FINANCE 24.2%

Agree LP
2.000% due 06/15/2028		900	823
4.800% due 10/01/2032		1,800	1,786

AIA Group Ltd.
3.200% due 09/16/2040		900	707

Ally Financial, Inc.
6.848% due 01/03/2030 •		1,200	1,268

American Assets Trust LP
3.375% due 02/01/2031		1,100	957

American Tower Corp.
2.300% due 09/15/2031		2,800	2,411
2.750% due 01/15/2027		200	193
3.100% due 06/15/2050		500	349
3.125% due 01/15/2027		1,800	1,753

Antares Holdings LP
3.750% due 07/15/2027		1,200	1,139

Aon North America, Inc.
5.150% due 03/01/2029		1,800	1,860

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		250	226
3.600% due 09/15/2051		950	700

Athene Global Funding
2.500% due 01/14/2025		300	298

Aviation Capital Group LLC
4.875% due 10/01/2025		300	300
5.500% due 12/15/2024		600	599

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	603
5.500% due 01/15/2026		1,300	1,307

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		1,800	1,910

Banco BTG Pactual SA
4.500% due 01/10/2025		600	598

Banco Santander Chile
2.700% due 01/10/2025		700	695

Bank of America Corp.
2.299% due 07/21/2032 •		300	260
2.831% due 10/24/2051 •		700	484
5.468% due 01/23/2035 •		1,700	1,788
5.819% due 09/15/2029 •		2,100	2,211

Barclays PLC
5.690% due 03/12/2030 •		1,600	1,665
6.125% due 12/15/2025 •(f)(g)		1,700	1,696
6.692% due 09/13/2034 •		1,600	1,780
7.125% due 06/15/2025 •(f)(g)	GBP	200	268

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		$700	459
3.200% due 01/30/2052		3,000	2,145

BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,161
4.500% due 02/25/2030 •(f)(g)		300	259

BPCE SA
4.500% due 03/15/2025		900	895

Brixmor Operating Partnership LP
4.125% due 05/15/2029		200	196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cantor Fitzgerald LP
7.200% due 12/12/2028		$1,600	$1,699

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,121

CNA Financial Corp.
3.900% due 05/01/2029		400	393

Commonwealth Bank of Australia
3.743% due 09/12/2039 (g)		1,300	1,112

Corporate Office Properties LP
2.900% due 12/01/2033		2,100	1,760

CoStar Group, Inc.
2.800% due 07/15/2030		600	541

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(b)		300	24

Credit Suisse AG AT1 Claim		200	25

Crown Castle, Inc.
3.250% due 01/15/2051		600	428
4.000% due 03/01/2027		200	199
4.000% due 11/15/2049		800	647

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		4,200	4,139

Danske Bank AS
3.244% due 12/20/2025 •		300	298

Deutsche Bank AG
2.129% due 11/24/2026 •		1,100	1,066
2.625% due 12/16/2024	GBP	800	1,063
3.547% due 09/18/2031 •		$725	676
3.729% due 01/14/2032 •		2,400	2,155
3.742% due 01/07/2033 •		3,600	3,152

Discover Bank
4.650% due 09/13/2028		1,000	1,001

DOC DR LLC
3.950% due 01/15/2028		400	394

Equinix, Inc.
1.450% due 05/15/2026		1,000	956
3.000% due 07/15/2050		200	136
3.200% due 11/18/2029		400	378

Equitable Holdings, Inc.
4.572% due 02/15/2029		257	256

Essex Portfolio LP
2.650% due 09/01/2050		2,200	1,367

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	600
4.850% due 04/17/2028		500	506
6.350% due 03/22/2054		1,300	1,391

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,200	1,154
3.375% due 11/13/2025		800	785
6.125% due 03/08/2034		600	608

GA Global Funding Trust
2.900% due 01/06/2032		1,100	956
5.500% due 01/08/2029		1,200	1,245

Global Atlantic Fin Co.
3.125% due 06/15/2031		2,750	2,418

GLP Capital LP
3.250% due 01/15/2032		3,500	3,099

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		1,600	1,575
5.727% due 04/25/2030 •		1,500	1,577

HAT Holdings LLC
3.375% due 06/15/2026		1,000	969

Healthcare Realty Holdings LP
3.500% due 08/01/2026		1,300	1,279

Host Hotels & Resorts LP
4.000% due 06/15/2025		1,000	993

HSBC Holdings PLC
2.633% due 11/07/2025 •		300	299
2.848% due 06/04/2031 •		1,600	1,457
4.041% due 03/13/2028 •		300	297
4.600% due 12/17/2030 •(f)(g)		1,700	1,548
5.402% due 08/11/2033 •		300	311
5.719% due 03/04/2035 •		1,600	1,701

ING Groep NV
5.550% due 03/19/2035 •		700	734

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intercontinental Exchange, Inc.
2.650% due 09/15/2040		$3,200	$2,408
3.000% due 06/15/2050		800	573

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,300	2,763

JPMorgan Chase & Co.
4.323% due 04/26/2028 •		1,800	1,804
4.565% due 06/14/2030 •		700	706
4.851% due 07/25/2028 •		200	204
5.350% due 06/01/2034 •		1,800	1,885
5.571% due 04/22/2028 •		500	516
6.254% due 10/23/2034 •		1,400	1,558

KKR Group Finance Co. LLC
3.625% due 02/25/2050		400	303

Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	926
4.947% due 06/27/2025 •(f)(g)	EUR	300	334
5.679% due 01/05/2035 •		$2,500	2,632

LXP Industrial Trust
2.700% due 09/15/2030		500	445

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		600	528

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,232
2.226% due 05/25/2026 •		400	393

Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,600	5,815
3.591% due 07/22/2028 ~		1,700	1,666
5.173% due 01/16/2030 •		100	103
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~		1,600	1,609

Nasdaq, Inc.
2.500% due 12/21/2040		1,300	925

National Health Investors, Inc.
3.000% due 02/01/2031		800	698

Nationwide Building Society
4.000% due 09/14/2026		1,130	1,114

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		600	479

NatWest Group PLC
4.600% due 06/28/2031 •(f)(g)		200	172
5.076% due 01/27/2030 •		1,200	1,223
5.778% due 03/01/2035 •		1,800	1,915

NNN REIT, Inc.
3.500% due 10/15/2027		900	880

Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	2,027
3.103% due 01/16/2030		500	462

Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	6,873	838

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		$1,600	1,459

OneMain Finance Corp.
3.500% due 01/15/2027		2,300	2,200

Pacific LifeCorp
3.350% due 09/15/2050		2,300	1,681

Park Intermediate Holdings LLC
4.875% due 05/15/2029		900	874

Prologis LP
3.375% due 12/15/2027		300	294

Realty Income Corp.
4.450% due 09/15/2026		1,500	1,503

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,400	1,211

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,000	873

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,359
2.469% due 01/11/2028 •		1,400	1,334

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,100	1,176

Societe Generale SA
5.375% due 11/18/2030 •(f)(g)		$700	602

172	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered PLC
2.819% due 01/30/2026 •		$500	$496
3.603% due 01/12/2033 •		2,200	1,973

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		1,100	1,032

Store Capital LLC
2.700% due 12/01/2031		2,800	2,385

Sumitomo Mitsui Financial Group, Inc.
5.424% due 07/09/2031		1,500	1,575

SURA Asset Management SA
4.375% due 04/11/2027		1,300	1,292

Synchrony Financial
2.875% due 10/28/2031		4,900	4,163

Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,052

UBS AG
7.500% due 02/15/2028		700	769

UBS Group AG
3.091% due 05/14/2032 •		1,400	1,263
3.869% due 01/12/2029 •		1,700	1,664
4.125% due 09/24/2025		1,500	1,496
4.194% due 04/01/2031 •		250	244
4.375% due 02/10/2031 •(f)(g)		600	524
5.428% due 02/08/2030 •		2,100	2,172
6.301% due 09/22/2034 •		1,700	1,867

VICI Properties LP
3.875% due 02/15/2029		1,300	1,246

Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,097
2.572% due 02/11/2031 •		1,600	1,453
5.198% due 01/23/2030 •		1,700	1,753
5.557% due 07/25/2034 •		1,800	1,889
5.707% due 04/22/2028 •		800	826

			172,170

INDUSTRIALS 29.5%

7-Eleven, Inc.
2.800% due 02/10/2051		1,000	641

AbbVie, Inc.
5.400% due 03/15/2054		1,500	1,592

Air Canada Pass-Through Trust
5.250% due 10/01/2030		802	804

Aker BP ASA
3.100% due 07/15/2031		1,000	892

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		961	961

Alcon Finance Corp.
3.800% due 09/23/2049		500	405

Allegion PLC
3.500% due 10/01/2029		600	572

Altice France SA
4.250% due 10/15/2029	EUR	1,100	861

Altria Group, Inc.
4.800% due 02/14/2029		$258	261

American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,768	2,420
3.350% due 04/15/2031		1,418	1,341
3.375% due 11/01/2028		1,100	1,046
3.600% due 04/15/2031		169	156
3.650% due 12/15/2029		326	305

Amgen, Inc.
3.000% due 02/22/2029		100	96
3.350% due 02/22/2032		1,600	1,492
5.150% due 03/02/2028		1,800	1,854

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		1,500	1,501

Aptiv PLC
3.100% due 12/01/2051		3,600	2,291
4.350% due 03/15/2029		600	600

Arrow Electronics, Inc.
2.950% due 02/15/2032		800	703

Ashtead Capital, Inc.
5.800% due 04/15/2034		1,700	1,778

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AutoNation, Inc.
4.750% due 06/01/2030	$400	$398

Bacardi Ltd.
4.700% due 05/15/2028	1,200	1,200

BAE Systems PLC
3.000% due 09/15/2050	1,000	702

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	900	696

BAT Capital Corp.
4.390% due 08/15/2037	1,200	1,092
4.540% due 08/15/2047	267	226
4.758% due 09/06/2049	300	259
6.421% due 08/02/2033	1,800	1,978

Bayer U.S. Finance LLC
6.500% due 11/21/2033	3,300	3,573

Becton Dickinson & Co.
3.734% due 12/15/2024	177	176
3.794% due 05/20/2050	500	405

Berry Global, Inc.
1.570% due 01/15/2026	2,600	2,503

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,000	1,838

Boeing Co.
2.750% due 02/01/2026	2,800	2,719
3.250% due 02/01/2035	700	570
3.600% due 05/01/2034	700	597
3.650% due 03/01/2047	400	280
3.750% due 02/01/2050	700	493
5.805% due 05/01/2050	1,800	1,740
6.528% due 05/01/2034	4,000	4,295

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	700	513

Bristol-Myers Squibb Co.
5.550% due 02/22/2054	1,000	1,060

British Airways Pass-Through Trust
3.300% due 06/15/2034	2,143	2,012
3.800% due 03/20/2033	580	562
4.125% due 03/20/2033	936	888

Broadcom, Inc.
3.137% due 11/15/2035	2,004	1,714
3.187% due 11/15/2036	925	784
3.469% due 04/15/2034	2,700	2,432
4.150% due 11/15/2030	202	200
4.300% due 11/15/2032	1,300	1,277

Cameron LNG LLC
3.302% due 01/15/2035	300	259

Carrier Global Corp.
3.377% due 04/05/2040	500	413

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	500	371

CDW LLC
3.569% due 12/01/2031	1,100	1,008

Centene Corp.
2.450% due 07/15/2028	1,400	1,291
4.625% due 12/15/2029	500	490

Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	2,859
4.800% due 03/01/2050	1,600	1,226
5.375% due 05/01/2047	2,500	2,100

Children’s Health System of Texas
2.511% due 08/15/2050	1,500	988

Comcast Corp.
2.887% due 11/01/2051	215	145

CommonSpirit Health
3.910% due 10/01/2050	1,300	1,047

Conagra Brands, Inc.
5.300% due 11/01/2038	1,100	1,105

Continental Resources, Inc.
2.268% due 11/15/2026	2,000	1,896

CSN Resources SA
4.625% due 06/10/2031	1,600	1,300

CVS Health Corp.
5.050% due 03/25/2048	800	731
6.000% due 06/01/2063	1,600	1,633

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Pass-Through Trust
4.704% due 01/10/2036		$2,242	$2,101

DAE Funding LLC
3.375% due 03/20/2028		1,900	1,817

Daimler Truck Finance North America LLC
2.000% due 12/14/2026		1,000	952

Dell International LLC
3.450% due 12/15/2051		2,132	1,564
6.020% due 06/15/2026		224	229

Delta Air Lines, Inc.
4.500% due 10/20/2025		417	414
7.375% due 01/15/2026		1,700	1,750

eBay, Inc.
2.700% due 03/11/2030		600	553

Elevance Health, Inc.
4.650% due 01/15/2043		1,600	1,506
5.125% due 02/15/2053		2,100	2,062

Energy Transfer LP
3.900% due 07/15/2026		1,200	1,189
4.050% due 03/15/2025		1,100	1,095
4.150% due 09/15/2029		700	689
5.950% due 05/15/2054		1,700	1,741
6.625% due 10/15/2036		500	555
7.500% due 07/01/2038		400	478

Entergy Louisiana LLC
4.200% due 04/01/2050		400	340

EQM Midstream Partners LP
4.125% due 12/01/2026		400	395

Ferguson Finance PLC
3.250% due 06/02/2030		400	373

Fiserv, Inc.
3.200% due 07/01/2026		400	393

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,400	2,104

Ford Foundation
2.415% due 06/01/2050		700	463

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		700	592

Global Payments, Inc.
2.900% due 05/15/2030		400	364
2.900% due 11/15/2031		3,100	2,730

Hershey Co.
2.650% due 06/01/2050		500	331

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		700	633

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		2,100	1,908

Humana, Inc.
5.375% due 04/15/2031		1,400	1,451

Huntsman International LLC
4.500% due 05/01/2029		500	491

Hyundai Capital America
2.100% due 09/15/2028		1,700	1,551

Illumina, Inc.
4.650% due 09/09/2026		1,000	1,007

Imperial Brands Finance PLC
6.125% due 07/27/2027		800	832

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	700	777

Ingersoll Rand, Inc.
5.400% due 08/14/2028		$1,900	1,981

IRB Infrastructure Developers, Inc.
7.110% due 03/11/2032		1,300	1,354

JetBlue Pass-Through Trust
4.000% due 05/15/2034		1,311	1,261

Johnson & Johnson
2.250% due 09/01/2050		1,800	1,166

Leidos, Inc.
4.375% due 05/15/2030		400	394

Lennar Corp.
4.750% due 11/29/2027		1,300	1,317

Marvell Technology, Inc.
1.650% due 04/15/2026		1,700	1,629

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	173

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Masco Corp.
7.750% due 08/01/2029		$1,118	$1,271

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	939
5.750% due 07/21/2028		600	581

Micron Technology, Inc.
3.477% due 11/01/2051		4,400	3,225

Motorola Solutions, Inc.
2.300% due 11/15/2030		1,200	1,059

MPLX LP
2.650% due 08/15/2030		700	630

National Fuel Gas Co.
2.950% due 03/01/2031		1,000	883

Netflix, Inc.
4.375% due 11/15/2026		1,500	1,511
4.875% due 04/15/2028		900	922
5.375% due 11/15/2029		400	421
5.875% due 11/15/2028		700	746

Newmont Corp.
2.800% due 10/01/2029		1,100	1,032
4.200% due 05/13/2050		400	355
5.750% due 11/15/2041		950	1,011

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		4,500	4,266

NXP BV
3.250% due 11/30/2051		1,300	916
3.875% due 06/18/2026		900	893

Owens Corning
3.400% due 08/15/2026		1,300	1,281
3.500% due 02/15/2030		2,000	1,901

Penske Truck Leasing Co. LP
3.350% due 11/01/2029		500	474

Petroleos Mexicanos
6.950% due 01/28/2060		3,228	2,317

Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/2053		500	518

Prosus NV
4.027% due 08/03/2050		1,100	805
4.987% due 01/19/2052		3,400	2,873

PTC, Inc.
4.000% due 02/15/2028		400	388

QatarEnergy
3.125% due 07/12/2041		1,500	1,195

QVC, Inc.
5.950% due 03/15/2043		500	304

Rackspace Technology Global, Inc.
5.375% due 12/01/2028		1,000	302

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	1,037
2.800% due 09/15/2050		1,200	791

Revvity, Inc.
3.300% due 09/15/2029		300	283

Rockefeller Foundation
2.492% due 10/01/2050		400	268

Rogers Communications, Inc.
3.800% due 03/15/2032		1,200	1,114

Rolls-Royce PLC
3.625% due 10/14/2025		200	197
4.625% due 02/16/2026	EUR	800	905

Royalty Pharma PLC
3.550% due 09/02/2050		$1,100	798

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		1,500	1,520

Sands China Ltd.
5.125% due 08/08/2025		500	499

Santos Finance Ltd.
3.649% due 04/29/2031		900	818

Sasol Financing USA LLC
4.375% due 09/18/2026		500	486

Saudi Arabian Oil Co.
5.750% due 07/17/2054		1,500	1,522

Smurfit Kappa Treasury ULC
5.777% due 04/03/2054		1,000	1,074

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Co.
3.250% due 07/01/2026		$800	$787

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		108	101

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	400	431

Stryker Corp.
2.900% due 06/15/2050		$400	282

Studio City Finance Ltd.
5.000% due 01/15/2029		500	460

Sutter Health
3.361% due 08/15/2050		1,200	916

Syngenta Finance NV
4.892% due 04/24/2025		958	956

T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,537
3.600% due 11/15/2060		2,900	2,110
3.875% due 04/15/2030		400	389
5.150% due 04/15/2034		1,400	1,443

TD SYNNEX Corp.
1.750% due 08/09/2026		800	760
2.375% due 08/09/2028		1,600	1,476

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,473

Texas Eastern Transmission LP
4.150% due 01/15/2048		2,800	2,277

Thames Water Utilities Finance PLC
4.375% due 07/03/2034	GBP	900	885

Time Warner Cable LLC
5.875% due 11/15/2040		$400	363

TMS Issuer SARL
5.780% due 08/23/2032		1,100	1,157

TransCanada PipeLines Ltd.
7.250% due 08/15/2038		150	180

Travel & Leisure Co.
6.600% due 10/01/2025		400	404

Tyson Foods, Inc.
5.400% due 03/15/2029		1,300	1,350
5.700% due 03/15/2034		1,800	1,898

Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025		3	3

United Airlines Pass-Through Trust
3.500% due 09/01/2031		994	938
4.000% due 10/11/2027		508	501
5.875% due 04/15/2029		3,370	3,442

Utah Acquisition Sub, Inc.
5.250% due 06/15/2046		100	88

Vale Overseas Ltd.
3.750% due 07/08/2030		600	573

Valero Energy Corp.
3.650% due 12/01/2051		700	511

Vessel Management Services, Inc.
3.432% due 08/15/2036		1,188	1,081

VMware, Inc.
2.200% due 08/15/2031		4,200	3,609
3.900% due 08/21/2027		700	693

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		600	594

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,600	1,682

Western Digital Corp.
2.850% due 02/01/2029		$1,500	1,369

Williams Cos., Inc.
8.750% due 03/15/2032		137	168

Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,573
4.500% due 03/04/2029		700	695
5.100% due 09/12/2034		300	298
5.700% due 09/12/2054		300	299

Wynn Las Vegas LLC
5.250% due 05/15/2027		400	401

Wynn Macau Ltd.
5.500% due 01/15/2026		500	497

			209,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 8.2%

AEP Texas, Inc.
4.150% due 05/01/2049	$400	$330
5.400% due 06/01/2033	600	617

American Water Capital Corp.
4.150% due 06/01/2049	300	259

Arizona Public Service Co.
2.650% due 09/15/2050	1,300	818

AT&T, Inc.
3.500% due 09/15/2053	400	294
3.550% due 09/15/2055	800	586
3.800% due 12/01/2057	2,681	2,032
3.850% due 06/01/2060	3,500	2,652

Constellation Energy Generation LLC
3.250% due 06/01/2025	400	396

DTE Electric Co.
2.625% due 03/01/2031	300	272

Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	780

Duke Energy Progress LLC
2.900% due 08/15/2051	1,700	1,160

Edison International
5.450% due 06/15/2029	1,500	1,559

Electricite de France SA
4.875% due 09/21/2038	1,400	1,345
6.900% due 05/23/2053	1,600	1,862

Entergy Arkansas LLC
2.650% due 06/15/2051	800	513

Entergy Corp.
3.750% due 06/15/2050	400	306

Entergy Texas, Inc.
5.800% due 09/01/2053	1,200	1,286

Eversource Energy
2.900% due 03/01/2027	600	581

FirstEnergy Corp.
3.400% due 03/01/2050	1,600	1,174
4.850% due 07/15/2047	545	500

FirstEnergy Transmission LLC
4.350% due 01/15/2025	400	399

Georgia Power Co.
3.250% due 03/15/2051	2,800	2,070

Indiana Michigan Power Co.
3.250% due 05/01/2051	700	503

Kentucky Utilities Co.
3.300% due 06/01/2050	500	367

New York State Electric & Gas Corp.
5.850% due 08/15/2033	600	637

Niagara Mohawk Power Corp.
5.664% due 01/17/2054	1,700	1,765

NRG Energy, Inc.
2.450% due 12/02/2027	1,100	1,031

ONEOK, Inc.
4.550% due 07/15/2028	2,500	2,514

Pacific Gas & Electric Co.
2.100% due 08/01/2027	700	656
3.300% due 12/01/2027	500	483
3.500% due 08/01/2050	1,700	1,232
3.950% due 12/01/2047	1,800	1,419
4.200% due 06/01/2041	700	592
4.250% due 03/15/2046	500	413
4.400% due 03/01/2032	2,500	2,435
4.550% due 07/01/2030	1,300	1,290
4.950% due 07/01/2050	1,600	1,456
5.550% due 05/15/2029	200	208

PacifiCorp
5.300% due 02/15/2031	1,700	1,770
5.350% due 12/01/2053	900	891
5.750% due 04/01/2037	400	424
6.250% due 10/15/2037	800	886

PECO Energy Co.
4.375% due 08/15/2052	1,000	901

Puget Energy, Inc.
4.100% due 06/15/2030	500	482

174	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego Gas & Electric Co.
4.300% due 04/01/2042	$1,000	$903

Sempra
5.500% due 08/01/2033	1,000	1,049
6.000% due 10/15/2039	500	534

SES SA
5.300% due 04/04/2043	1,800	1,390

Shell International Finance BV
3.625% due 08/21/2042	1,100	923

Southern California Edison Co.
3.650% due 02/01/2050	200	156
3.650% due 06/01/2051	1,400	1,081
5.625% due 02/01/2036	200	212
6.650% due 04/01/2029	200	218

Southern Co. Gas Capital Corp.
4.400% due 06/01/2043	1,600	1,434

Southwestern Electric Power Co.
3.250% due 11/01/2051	1,000	693

Telefonica Europe BV
8.250% due 09/15/2030	1,250	1,472

Verizon Communications, Inc.
4.125% due 08/15/2046	500	431

Virginia Electric & Power Co.
8.875% due 11/15/2038	300	414

Vodafone Group PLC
4.875% due 06/19/2049	1,000	920

Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,120

Xcel Energy, Inc.
5.450% due 08/15/2033	300	312

		58,408

Total Corporate Bonds & Notes (Cost $482,049)		439,707

MUNICIPAL BONDS & NOTES 1.9%

CALIFORNIA 0.7%

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	240

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,500	1,196

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,475	1,650

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	1,875

		4,961

GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,306	2,636

MARYLAND 0.2%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.197% due 07/01/2050	2,200	1,624

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,146

TEXAS 0.3%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.919% due 11/01/2050	2,400	1,783

Total Municipal Bonds & Notes (Cost $14,559)		13,150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 29.3%

Fannie Mae
0.000% due 11/15/2030 (c)	$10,700	$8,441
5.625% due 04/17/2028	100	107
6.210% due 08/06/2038	9,643	11,890

Freddie Mac
0.000% due 03/15/2031 (c)	1,100	853
2.750% due 11/25/2029	874	816
5.000% due 04/15/2038	25	26
6.750% due 03/15/2031	1,900	2,227

Ginnie Mae
3.500% due 11/20/2044	1,852	1,624
4.000% due 06/20/2048	105	103
5.500% due 10/20/2037	759	780

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,865
0.000% due 04/15/2030 (c)	4,100	3,312

U.S. Small Business Administration
5.290% due 12/01/2027	19	19

Uniform Mortgage-Backed Security
3.500% due 08/01/2046	2,234	2,109
4.000% due 10/01/2047 - 06/01/2049	152	148

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	3,700	3,321
4.000% due 10/01/2054 - 11/01/2054	71,500	68,705
4.500% due 10/01/2054	14,400	14,158
5.000% due 11/01/2054	28,900	28,888
5.500% due 11/01/2054	54,800	55,439
6.000% due 11/01/2054	3,000	3,066

Total U.S. Government Agencies (Cost $208,173)		207,897

U.S. TREASURY OBLIGATIONS 74.8%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	16,200	11,000
1.750% due 08/15/2041 (i)	195,390	138,616
1.875% due 02/15/2041 (i)(k)	96,900	71,098
2.000% due 11/15/2041 (i)(k)	108,500	79,817
2.250% due 05/15/2041 (i)(k)	51,600	40,012
2.375% due 02/15/2042 (k)	4,100	3,195
2.750% due 08/15/2042 (k)	600	495
2.875% due 05/15/2043 (k)(m)	1,637	1,360
3.125% due 02/15/2043 (i)(k)	17,300	14,975
3.250% due 05/15/2042 (i)	32,700	29,087
3.875% due 05/15/2043 (i)	70,450	67,849
4.125% due 08/15/2044 (i)	15,200	15,084
4.250% due 08/15/2054 (i)	10,000	10,212
4.750% due 11/15/2043 (i)	11,500	12,409

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	24,283	15,355
0.125% due 02/15/2052	791	493
0.250% due 02/15/2050	4,160	2,764
0.625% due 02/15/2043	684	550
0.750% due 02/15/2045	2,271	1,817
1.000% due 02/15/2049 (k)	1,375	1,123
2.125% due 02/15/2054	1,845	1,920

U.S. Treasury STRIPS
0.000% due 08/15/2040 (c)(k)	4,500	2,405
0.000% due 11/15/2040 (c)	12,200	6,458
0.000% due 05/15/2043 (c)	5,800	2,663
0.000% due 11/15/2043 (c)	1,000	448

Total U.S. Treasury Obligations (Cost $649,814)		531,205

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

American Home Mortgage Investment Trust
5.549% due 11/25/2045 •	591	540

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	1,929
7.111% due 03/15/2037 •	500	499

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		$1,100	$1,051
5.122% due 08/10/2035 ~		700	610

Bear Stearns Adjustable Rate Mortgage Trust
5.069% due 01/25/2035 ~		1	1

Citigroup Mortgage Loan Trust
6.235% due 03/25/2034 ~		20	18

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.395% due 04/25/2043 ~		354	343

Downey Savings & Loan Association Mortgage Loan Trust
6.093% due 07/19/2044 ~		13	13

Fontainebleau Miami Beach Trust
3.144% due 12/10/2036		2,200	2,180

GSMPS Mortgage Loan Trust
5.319% due 01/25/2036 •		635	507

IndyMac IMSC Mortgage Loan Trust
5.329% due 07/25/2047 •		59	39

IndyMac INDX Mortgage Loan Trust
5.349% due 04/25/2037 •		904	782

Merrill Lynch Mortgage Investors Trust
5.978% due 11/25/2035 •		230	216

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		580	559
4.500% due 05/25/2058 ~		117	115

Structured Adjustable Rate Mortgage Loan Trust
7.251% due 02/25/2034 ~		2	2

Structured Asset Mortgage Investments Trust
5.349% due 07/25/2046 •		28	20
5.409% due 05/25/2036 •		47	37

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		339	326
5.969% due 05/25/2058 •		80	82
5.969% due 10/25/2059 •		63	64

WaMu Mortgage Pass-Through Certificates Trust
3.392% due 01/25/2037 ~		404	341
5.339% due 05/25/2034 •		533	479
5.809% due 06/25/2044 •		46	43
6.171% due 08/25/2046 •		356	303

Total Non-Agency Mortgage-Backed Securities (Cost $11,836)			11,099

ASSET-BACKED SECURITIES 2.1%

Accredited Mortgage Loan Trust
5.136% due 01/25/2035 •		320	315

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		199	199

Barings CLO Ltd.
6.513% due 04/15/2031 •		1,553	1,555

BHG Securitization Trust
5.320% due 10/17/2035		117	117

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		2,900	2,924

Countrywide Asset-Backed Certificates Trust
3.392% due 04/25/2036 •		1,800	1,675

Dryden CLO Ltd.
6.613% due 07/15/2031 •		2,219	2,225

Equifirst Loan Securitization Trust
5.139% due 04/25/2037 •		555	515

Harvest CLO DAC
4.445% due 07/15/2031 •	EUR	1,540	1,715

JP Morgan Mortgage Acquisition Corp.
5.674% due 09/25/2035 •		$141	141

PFP Ltd.
7.371% due 08/19/2035 •		2,046	2,058

Securitized Asset-Backed Receivables LLC Trust
5.449% due 03/25/2036 •		192	190

SLM Private Education Loan Trust
9.961% due 10/15/2041 •		1,376	1,441

Structured Asset Investment Loan Trust
5.269% due 06/25/2036 •		159	151

Total Asset-Backed Securities (Cost $15,172)			15,221

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	175

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.6%

Australia Government International Bond
1.000% due 11/21/2031	AUD	1,800	$1,026

Brazil Government International Bond
7.125% due 05/13/2054		$1,700	1,763

Israel Government International Bond
5.750% due 03/12/2054		1,800	1,717

Mexico Government International Bond
6.400% due 05/07/2054		1,400	1,404

Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		700	644

Romania Government International Bond
5.625% due 05/30/2037	EUR	1,300	1,431

Saudi Government International Bond
5.000% due 01/16/2034		$1,700	1,741

United Kingdom Gilt
4.375% due 07/31/2054	GBP	6,840	8,833

Total Sovereign Issues (Cost $18,513)			18,559

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS 10.0%

SPDR Portfolio S&P 500 ETF	1,049,700	$70,865

Total Mutual Funds (Cost $67,241)		70,865

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
5.021% due 12/05/2024 (c)(d)	$264	262

Total Short-Term Instruments (Cost $261)		262

Total Investments in Securities (Cost $1,469,485)		1,309,557

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	188,629	$1,837

Total Short-Term Instruments (Cost $1,836)		1,837

Total Investments in Affiliates (Cost $1,836)		1,837

Total Investments 184.7% (Cost $1,471,321)		$1,311,394

Financial Derivative Instruments (j)(l) 0.5% (Cost or Premiums, net $16,243)		3,461

Other Assets and Liabilities, net (85.2)%		(604,980)

Net Assets 100.0%		$709,875

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.000%	04/02/2032	02/11/2020	$7,631	$5,815	0.82%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.980%	09/30/2024	10/01/2024	$(8,230)	$(8,231)
DEU	4.950	10/01/2024	10/08/2024	(8,000)	(8,000)
	5.080	10/01/2024	10/02/2024	(8,200)	(8,200)
JPS	4.800	09/30/2024	10/02/2024	(7,200)	(7,201)
STR	4.990	09/30/2024	10/01/2024	(428,394)	(428,453)
	5.020	10/01/2024	10/02/2024	(433,034)	(433,034)

Total Reverse Repurchase Agreements					$(893,119)

176	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/15/2054	$24,000	$(23,123)	$(23,051)

Total Short Sales (3.2)%				$(23,123)	$(23,051)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(8,231)	$0	$(8,231)	$8,170	$(61)
DEU	0	(16,200)	0	(16,200)	0	(16,200)
JPS	0	(7,201)	0	(7,201)	7,145	(56)
STR	0	(861,487)	0	(861,487)	432,406	(429,081)

Total Borrowings and Other Financing Transactions	$0	$(893,119)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(436,684)	$(7,201)	$0	$0	$(443,885)

Total Borrowings	$(436,684)	$(7,201)	$0	$0	$(443,885)

Payable for reverse repurchase agreements(3)					$(443,885)

(i)	Securities with an aggregate market value of $447,721 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(408,857) at a weighted average interest rate of 5.364%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(449,234) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	4	$	4	$(1)	$0
Call - EUREX Euro-Bobl November 2024 Futures		120.250	10/25/2024	4		4	(1)	(2)
Put - EUREX Euro-Bund November 2024 Futures		133.000	10/25/2024	3		3	(1)	(1)
Call - EUREX Euro-Bund November 2024 Futures		136.000	10/25/2024	3		3	(2)	(1)

Total Written Options							$(5)	$(4)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-Mini S&P 500 Index December Futures	12/2024	601	$	174,718	$4,307	$691	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	177

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2024	4	$	(535)	$(6)	$0	$(1)
Euro-Bund 10-Year Bond December Futures	12/2024	3		(451)	(7)	0	(2)
Japan Government 10-Year Bond December Futures	12/2024	6		(6,039)	(13)	24	(13)
U.S. Treasury 5-Year Note December Futures	12/2024	552		(60,655)	(87)	203	0
U.S. Treasury 10-Year Note December Futures	12/2024	735		(83,997)	(130)	333	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	509		(60,213)	35	262	0
United Kingdom Long Gilt December Futures	12/2024	38		(5,001)	33	10	(8)

					$(175)	$832	$(24)

Total Futures Contracts					$4,132	$1,523	$(24)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.253%	$	600	$13	$(3)	$10	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.232		800	11	(9)	2	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341		700	13	(5)	8	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.366		1,200	14	3	17	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.409		1,300	(7)	27	20	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		200	(1)	5	4	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.944		1,600	(6)	8	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.944		1,800	(34)	(2)	(36)	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.139	EUR	800	10	0	10	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.282		200	(2)	7	5	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.443	$	1,400	(2)	19	17	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		2,400	15	22	37	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		300	3	3	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412		390	74	(35)	39	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		530	64	12	76	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.479		700	(13)	26	13	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.164	EUR	1,000	(141)	148	7	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.215		1,600	(163)	180	17	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.301	$	4,300	97	(45)	52	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326		900	21	(8)	13	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440		700	0	14	14	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		200	0	4	4	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	900	(13)	21	8	0	(3)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.263	$	6,300	45	56	101	0	(1)

							$(2)	$448	$446	$1	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	$	460	$(18)	$19	$1	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		300	(15)	10	(5)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		100	(4)	2	(2)	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		1,900	26	17	43	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		5,300	112	10	122	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		7,500	170	0	170	0	(1)

						$271	$58	$329	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,200	$(141)	$7	$(134)	$3	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(450)	(459)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(443)	(452)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(553)	(565)	2	0

178	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	09/20/2043	JPY	246,200	$37	$65	$102	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		$22,000	0	(160)	(160)	49	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		90,210	8,131	5,385	13,516	253	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	638	6,933	174	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		2,000	0	11	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		700	(3)	(7)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	(3)	(8)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		600	(2)	(33)	(35)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	(3)	(27)	(30)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		600	(2)	(21)	(23)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		400	(1)	(9)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		700	(3)	(19)	(22)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		600	(2)	(15)	(17)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		600	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	(11)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		600	(2)	(7)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		600	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		600	(2)	(12)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		900	(3)	(13)	(16)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		600	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		600	(2)	(11)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		600	(3)	(11)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		600	(2)	(13)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,000	(4)	(11)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		1,100	(4)	(14)	(18)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		300	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		600	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		600	(2)	7	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		600	(2)	6	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	49	(103)	(54)	7	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	39,600	0	(81)	(81)	0	(8)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	700	(1)	(2)	(3)	0	(2)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		11,200	99	96	195	65	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		5,475	(13)	12	(1)	0	(56)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(54)	134	80	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(54)	102	48	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,900	18	81	99	0	(7)
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	(1)	(21)	(22)	0	(2)
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033		10,370	(329)	(1,900)	(2,229)	42	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	452	2,003	2,455	0	(32)

							$14,396	$4,562	$18,958	$651	$(118)

Total Swap Agreements							$14,665	$5,068	$19,733	$652	$(126)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,523	$652	$2,175	$(4)	$(24)	$(127)	$(155)

(k)

Securities with an aggregate market value of $23,629 and cash of $4,465 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	179

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	KRW	383,003		$286	$0	$(4)
	10/2024		$171	PLN	666	2	0

BPS	10/2024	KRW	1,164,395		$870	0	(14)
	10/2024		$160	DKK	1,071	0	0
	10/2024		1,133	NZD	1,821	23	0
	11/2024	DKK	1,069		$160	0	0
	11/2024	TRY	503		14	0	0
	11/2024	TWD	17,635		553	0	(7)
	11/2024		$51	TWD	1,593	0	0
	12/2024		245	MXN	4,938	3	0

BRC	10/2024	GBP	8,141		$10,740	0	(144)
	10/2024	ILS	218		59	0	0
	10/2024	NZD	542		343	0	(2)
	10/2024		$1,078	TRY	38,047	12	0
	11/2024		343	NZD	542	2	0
	11/2024		2,922	TRY	109,642	103	0

CBK	10/2024	ILS	182		$50	2	0
	10/2024	KRW	834,312		624	0	(9)
	10/2024		$3,010	CAD	4,070	0	(1)
	10/2024		32	DKK	213	0	0
	10/2024		1,095	IDR	16,963,007	20	0
	10/2024		101	ILS	368	0	(2)
	10/2024		3,066	INR	257,853	9	0
	11/2024	CAD	4,066		$3,010	1	0
	11/2024	DKK	212		32	0	0
	11/2024	TWD	72,095		2,264	1	(25)
	12/2024	MXN	7,367		377	7	0

DUB	10/2024	KRW	789,139		591	0	(8)
	10/2024		$485	PLN	1,882	4	0
	02/2025		663	MXN	13,421	4	0
	03/2025		11	TRY	516	2	0

FAR	10/2024	NZD	1,279		$804	0	(9)
	10/2024		$2,901	AUD	4,220	17	0
	10/2024		9,628	EUR	8,610	0	(44)
	11/2024	AUD	4,220		$2,902	0	(17)
	11/2024	EUR	8,610		9,641	44	0
	11/2024		$804	NZD	1,279	9	0

GLM	10/2024		15	IDR	231,045	0	0
	10/2024		283	INR	23,822	1	0
	11/2024	MXN	3,981		$199	0	(1)
	11/2024	TRY	30,113		821	0	(6)
	11/2024	TWD	18,768		587	0	(9)
	11/2024		$78	TWD	2,441	0	(1)
	12/2024	MXN	3,074		$160	6	0
	02/2025		$299	MXN	6,084	4	0

IND	10/2024	KRW	393,306		$294	0	(5)
	10/2024		$46	IDR	706,256	1	0

JPM	10/2024	DKK	2,419		$362	0	0
	10/2024	ILS	526		142	1	0
	10/2024	KRW	441,791		331	0	(5)

180	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$335	DKK	2,235	$0	$(1)
	10/2024		50	ILS	185	0	0
	10/2024		1,218	PLN	4,722	9	0
	10/2024		370	TRY	13,198	10	0
	10/2024		2,914	ZAR	53,354	170	0
	11/2024	DKK	2,231		$335	1	0
	11/2024	TRY	13,105		360	0	(3)
	11/2024	TWD	9,195		283	0	(9)
	11/2024		$1,688	TRY	64,162	101	0
	12/2024		438		16,477	8	0
	03/2025		9		455	2	0
	05/2025		546		24,302	26	0

MBC	10/2024	JPY	19,500		$133	0	(2)
	10/2024	KRW	1,491,276		1,116	0	(15)
	10/2024		$10,889	GBP	8,141	0	(4)
	10/2024		110	IDR	1,709,657	2	0
	10/2024		1,516	SGD	1,947	0	(1)
	11/2024	GBP	8,141		$10,888	4	0
	11/2024	SGD	1,944		1,516	1	0
	11/2024	TWD	14,787		462	0	(8)
	11/2024		$631	PLN	2,448	4	0
	12/2024	MXN	1,360		$70	1	0

MYI	10/2024	DKK	1,759		262	0	(1)
	10/2024	EUR	8,610		9,596	12	0
	10/2024	KRW	567,676		424	0	(6)
	10/2024	SGD	1,947		1,495	0	(20)
	10/2024		$316	DKK	2,112	0	0
	10/2024		113	IDR	1,749,723	2	0
	11/2024	CNH	32,082		$4,446	0	(148)
	11/2024	DKK	2,108		316	0	0
	11/2024	TWD	9,535		303	1	0

NGF	10/2024		$346	IDR	5,344,022	5	0

RBC	12/2024	MXN	3,567		$180	0	0

SCX	10/2024	CAD	4,069		3,021	12	0
	10/2024	DKK	1,460		217	0	(1)
	10/2024		$1,147	INR	96,426	2	0
	11/2024	TWD	4,385		$137	0	(3)

SSB	12/2024	MXN	1,282		67	3	0

TOR	10/2024	AUD	4,220		2,862	0	(56)

UAG	10/2024	CHF	2,600		3,095	23	0
	10/2024		$3,062	CHF	2,597	7	0
	10/2024		461	PLN	1,791	4	0
	11/2024	CHF	2,588		$3,062	0	(7)
	11/2024		$51	TWD	1,620	0	0
	12/2024		1	MXN	21	0	0

Total Forward Foreign Currency Contracts						$688	$(598)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	500	$(2)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	500	(2)	(2)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	300	(1)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	700	(1)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	700	(1)	0

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	500	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	500	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	500	(1)	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	181

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131%	10/25/2024	500	$(1)	$(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	500	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	1,000	(3)	(3)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	300	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	600	(2)	(2)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	400	(1)	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	600	(2)	(2)

Total Written Options							$(52)	$(37)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	0.614%	$100	$(4)	$5	$1	$0

BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.282	400	(2)	3	1	0

GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966	100	(1)	1	0	0

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485	100	(1)	2	1	0

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.828	1,000	(62)	66	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548	400	1	3	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966	400	(4)	5	1	0

							$(76)	$89	$13	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
CBK	CDX.HY-33 5-Year Index 35-100%	5.000%	Quarterly	12/20/2024	$8,147	$1,357	$(1,254)	$103	$0

MYC	CDX.HY-37 5-Year Index 25-35%	5.000	Quarterly	12/20/2026	2,600	354	(86)	268	0

						$1,711	$(1,340)	$371	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	S&P 500 Total Return Index	803	5.540% (FEDL01 plus a specified spread)	Monthly	01/08/2025	$10,124	$0	$(43)	$0	$(43)

BRC	Receive	S&P 500 Total Return Index	10,298	5.260% (FEDL01 plus a specified spread)	Monthly	10/02/2024	127,123	0	2,184	2,184	0

JPM	Receive	S&P 500 Total Return Index	7,698	5.240% (FEDL01 plus a specified spread)	Monthly	11/06/2024	97,057	0	(395)	0	(395)

182	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MBC	Receive	S&P 500 Total Return Index	785	5.450% (FEDL01 plus a specified spread)	Monthly	11/06/2024	$9,897	$0	$(42)	$0	$(42)

RBC	Receive	S&P 500 Total Return Index	853	5.250% (FEDL01 plus a specified spread)	Monthly	10/16/2024	10,755	0	(44)	0	(44)
	Receive	S&P 500 Total Return Index	2,488	5.450% (FEDL01 plus a specified spread)	Monthly	10/16/2024	31,369	0	(133)	0	(133)
	Receive	S&P 500 Total Return Index	1,577	5.510% (FEDL01 plus a specified spread)	Monthly	10/16/2024	19,883	0	(85)	0	(85)
	Receive	S&P 500 Total Return Index	1,224	5.230% (FEDL01 plus a specified spread)	Monthly	11/06/2024	15,432	0	(63)	0	(63)
	Receive	S&P 500 Total Return Index	4,396	5.240% (FEDL01 plus a specified spread)	Monthly	11/13/2024	55,425	0	(226)	0	(226)
	Receive	S&P 500 Total Return Index	329	5.450% (FEDL01 plus a specified spread)	Monthly	11/20/2024	4,148	0	(17)	0	(17)
	Receive	S&P 500 Total Return Index	188	5.660% (FEDL01 plus a specified spread)	Monthly	01/08/2025	2,370	0	(10)	0	(10)
	Receive	S&P 500 Total Return Index	726	5.660% (FEDL01 plus a specified spread)	Monthly	01/22/2025	9,088	0	60	60	0
	Receive	S&P 500 Total Return Index	402	5.590% (FEDL01 plus a specified spread)	Monthly	03/05/2025	5,069	0	(20)	0	(20)
	Receive	S&P 500 Total Return Index	1,107	5.530% (FEDL01 plus a specified spread)	Monthly	07/09/2025	13,957	0	(60)	0	(60)
	Receive	S&P 500 Total Return Index	910	5.550% (FEDL01 plus a specified spread)	Monthly	08/06/2025	11,473	0	(49)	0	(49)
	Receive	S&P 500 Total Return Index	402	5.550% (FEDL01 plus a specified spread)	Monthly	09/03/2025	5,069	0	(20)	0	(20)
	Receive	S&P 500 Total Return Index	725	5.570% (FEDL01 plus a specified spread)	Monthly	09/24/2025	9,076	0	60	60	0

TOR	Receive	S&P 500 Total Return Index	329	5.590% (FEDL01 plus a specified spread)	Monthly	02/19/2025	4,148	0	(18)	0	(18)

UAG	Receive	S&P 500 Total Return Index	1,454	5.270% (FEDL01 plus a specified spread)	Monthly	01/22/2025	18,332	0	(75)	0	(75)

								$0	$1,004	$2,304	$(1,300)

Total Swap Agreements								$1,635	$(247)	$2,688	$(1,300)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$2	$0	$1	$3	$(4)	$(2)	$(43)	$(49)	$(46)	$0	$(46)
BPS	26	0	0	26	(21)	(1)	0	(22)	4	0	4
BRC	117	0	2,185	2,302	(146)	(6)	0	(152)	2,150	(1,810)	340
CBK	40	0	103	143	(37)	0	0	(37)	106	(210)	(104)
DUB	10	0	0	10	(8)	0	0	(8)	2	0	2
FAR	70	0	0	70	(70)	0	0	(70)	0	0	0
GLM	11	0	0	11	(17)	(15)	0	(32)	(21)	1	(20)
IND	1	0	0	1	(5)	0	0	(5)	(4)	0	(4)
JPM	328	0	1	329	(18)	(6)	(395)	(419)	(90)	(1,491)	(1,581)
MBC	12	0	0	12	(30)	0	(42)	(72)	(60)	0	(60)
MYC	0	0	278	278	0	(3)	0	(3)	275	(304)	(29)
MYI	15	0	0	15	(175)	0	0	(175)	(160)	(10)	(170)
NGF	5	0	0	5	0	0	0	0	5	0	5
RBC	0	0	120	120	0	0	(727)	(727)	(607)	(3,095)	(3,702)
SCX	14	0	0	14	(4)	0	0	(4)	10	0	10
SSB	3	0	0	3	0	0	0	0	3	0	3
TOR	0	0	0	0	(56)	0	(18)	(74)	(74)	0	(74)
UAG	34	0	0	34	(7)	(4)	(75)	(86)	(52)	(290)	(342)

Total Over the Counter	$688	$0	$2,688	$3,376	$(598)	$(37)	$(1,300)	$(1,935)

(m)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	183

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$691	$0	$832	$1,523
Swap Agreements	0	1	0	0	651	652

	$0	$1	$691	$0	$1,483	$2,175

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$688	$0	$688
Swap Agreements	0	384	2,304	0	0	2,688

	$0	$384	$2,304	$688	$0	$3,376

	$0	$385	$2,995	$688	$1,483	$5,551

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	24	24
Swap Agreements	0	8	0	0	119	127

	$0	$8	$0	$0	$147	$155

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$598	$0	$598
Written Options	0	0	0	0	37	37
Swap Agreements	0	0	1,300	0	0	1,300

	$0	$0	$1,300	$598	$37	$1,935

	$0	$8	$1,300	$598	$184	$2,090

184	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$72	$72
Futures	0	0	12,460	0	(6,239)	6,221
Swap Agreements	0	420	0	0	4,706	5,126

	$0	$420	$12,460	$0	$(1,461)	$11,419

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(695)	$0	$(695)
Purchased Options	0	0	0	0	(86)	(86)
Written Options	0	0	0	0	516	516
Swap Agreements	0	367	26,246	0	0	26,613

	$0	$367	$26,246	$(695)	$430	$26,348

	$0	$787	$38,706	$(695)	$(1,031)	$37,767

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(18)	$(18)
Futures	0	0	(1,519)	0	382	(1,137)
Swap Agreements	0	(207)	0	0	(9,714)	(9,921)

	$0	$(207)	$(1,519)	$0	$(9,350)	$(11,076)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(244)	$0	$(244)
Purchased Options	0	0	0	0	17	17
Written Options	0	0	0	0	(57)	(57)
Swap Agreements	0	(323)	3,632	0	0	3,309

	$0	$(323)	$3,632	$(244)	$(40)	$3,025

	$0	$(530)	$2,113	$(244)	$(9,390)	$(8,051)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,590	$2	$1,592
Corporate Bonds & Notes
Banking & Finance	0	172,170	0	172,170
Industrials	0	209,129	0	209,129
Utilities	0	58,408	0	58,408
Municipal Bonds & Notes
California	0	4,961	0	4,961
Georgia	0	2,636	0	2,636
Maryland	0	1,624	0	1,624
Ohio	0	2,146	0	2,146
Texas	0	1,783	0	1,783
U.S. Government Agencies	0	207,897	0	207,897
U.S. Treasury Obligations	0	531,205	0	531,205
Non-Agency Mortgage-Backed Securities	0	11,099	0	11,099
Asset-Backed Securities	0	15,221	0	15,221
Sovereign Issues	0	18,559	0	18,559
Mutual Funds	70,865	0	0	70,865
Short-Term Instruments
U.S. Treasury Bills	0	262	0	262

	$70,865	$1,238,690	$2	$1,309,557

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,837	$0	$0	$1,837

Total Investments	$72,702	$1,238,690	$2	$1,311,394

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(23,051)	$0	$(23,051)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	725	1,450	0	2,175
Over the counter	0	3,376	0	3,376

	$725	$4,826	$0	$5,551

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(126)	0	(154)
Over the counter	0	(1,935)	0	(1,935)

	$(28)	$(2,061)	$0	$(2,089)

Total Financial Derivative Instruments	$697	$2,765	$0	$3,462

Totals	$73,399	$1,218,404	$2	$1,291,805

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	185

Schedule of Investments	PIMCO StocksPLUS® Short Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.5%

CORPORATE BONDS & NOTES 8.2%

BANKING & FINANCE 6.2%

Bank of America Corp.
3.705% due 04/24/2028 •	$1,025	$1,010
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~	500	502

Barclays PLC
6.224% due 05/09/2034 •	400	431

Credit Suisse AG AT1 Claim	1,078	137

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	1,000	984
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	613

JPMorgan Chase & Co.
1.040% due 02/04/2027 •	100	96
1.578% due 04/22/2027 •	200	192
3.782% due 02/01/2028 •	200	198
3.960% due 01/29/2027 •	300	298
5.040% due 01/23/2028 •	100	102

Morgan Stanley
1.512% due 07/20/2027 •	500	476
6.296% due 10/18/2028 •	100	106

Morgan Stanley Bank NA
4.952% due 01/14/2028 •	100	102

UBS Group AG
6.327% due 12/22/2027 •	600	625

VICI Properties LP
4.750% due 02/15/2028	100	100

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,100	1,046
3.196% due 06/17/2027 •	300	294

		7,312

INDUSTRIALS 1.7%

Boeing Co.
6.528% due 05/01/2034	100	107

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	300	288

CVS Pass-Through Trust
6.943% due 01/10/2030	306	321

MPLX LP
2.650% due 08/15/2030	400	360

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	700	683
4.810% due 09/17/2030	200	190

		1,949

UTILITIES 0.3%

Pacific Gas & Electric Co.
4.550% due 07/01/2030	400	398

Total Corporate Bonds & Notes (Cost $9,389)		9,659

U.S. GOVERNMENT AGENCIES 48.0%

Fannie Mae
5.745% due 07/25/2037 - 09/25/2042 •	28	28
5.775% due 07/25/2037 •	31	31
5.795% due 09/25/2035 •	61	61
5.805% due 09/25/2035 •	135	134
6.066% due 12/01/2033 •	1	1
6.115% due 06/25/2037 •	273	275
6.259% due 09/01/2035 •	4	4
6.277% due 12/01/2033 •	3	3
6.895% due 11/01/2035 •	1	1
6.897% due 06/01/2035 •	2	2
7.331% due 06/01/2034 •	9	10
7.430% due 07/01/2035 •	1	1
7.564% due 06/01/2035 •	2	2

Freddie Mac
3.000% due 09/01/2032	638	621

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/01/2048 - 03/01/2049	$80	$78
5.000% due 06/01/2030 - 01/01/2039	552	569
5.500% due 01/01/2035 - 03/01/2039	96	101
5.837% due 03/15/2037 •	237	235
6.000% due 08/01/2027 - 12/01/2037	19	20
6.157% due 08/15/2037 •	390	392
6.167% due 10/15/2037 •	61	61
6.177% due 05/15/2037 - 09/15/2037 •	442	444
7.386% due 11/01/2034 •	2	2
7.414% due 06/01/2035 •	4	4

Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	2,009	2,066
6.000% due 07/15/2037 - 08/15/2037	19	20

U.S. Small Business Administration
4.430% due 05/01/2029	38	38

Uniform Mortgage-Backed Security
3.000% due 01/01/2027	136	134
4.000% due 01/01/2025 - 06/01/2026	11	11
4.500% due 06/01/2025 - 10/01/2052	3,210	3,186
5.000% due 11/01/2025 - 01/01/2029	12	11
5.500% due 02/01/2025 - 09/01/2041	2,829	2,920
6.000% due 10/01/2026 - 05/01/2041	2,043	2,146

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	2,200	1,975
4.000% due 11/01/2054	6,510	6,258
5.000% due 11/01/2054	3,780	3,778
5.500% due 11/01/2054	3,300	3,338
6.000% due 10/01/2054 - 11/01/2054	13,500	13,798
6.500% due 11/01/2054	13,500	13,912

Total U.S. Government Agencies (Cost $56,803)		56,671

U.S. TREASURY OBLIGATIONS 13.4%

U.S. Treasury Bonds
4.625% due 05/15/2044	1,250	1,325

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2025	487	478
0.125% due 10/15/2025 (h)	242	238
0.250% due 01/15/2025 (f)	3,453	3,410
0.375% due 07/15/2025	6,764	6,668
0.625% due 01/15/2026 (h)	397	390
0.625% due 07/15/2032	2,057	1,927
2.125% due 04/15/2029	1,322	1,359

Total U.S. Treasury Obligations (Cost $15,718)		15,795

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.4%

Banc of America Funding Trust
5.591% due 05/25/2035 ~	1	1

Banc of America Mortgage Trust
6.192% due 07/25/2035 ~	83	79

Bear Stearns Adjustable Rate Mortgage Trust
6.055% due 11/25/2034 ~	11	10
6.065% due 11/25/2034 ~	1	1
7.730% due 12/25/2035 ~	2	2

Bear Stearns ALT-A Trust
5.779% due 10/25/2035 ~	443	375

BX Trust
5.846% due 04/15/2039 •	561	551

Chase Mortgage Finance Trust
4.578% due 12/25/2035 ~	24	22
4.922% due 09/25/2036 ~	95	77
6.000% due 12/25/2036	129	57

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	$1,243	$1,244
7.230% due 10/25/2035 •	2	2
7.410% due 05/25/2035 •	1	1

COLT Mortgage Loan Trust
1.325% due 10/26/2065 ~	473	434

Countrywide Alternative Loan Trust
5.349% due 09/25/2046 •	508	484
5.500% due 07/25/2035	2	2
5.529% due 02/25/2037 •	66	55
6.000% due 05/25/2037	1,296	588

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	110	104
5.066% due 02/20/2035 ~	2	1
6.662% due 02/20/2036 •	1	1

DBGS Mortgage Trust
6.606% due 10/15/2036 •	800	782

GS Mortgage Securities Corp. Trust
6.594% due 07/15/2031 •	494	348

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~	3	2
4.771% due 11/25/2035 ~	159	131
5.202% due 09/25/2035 ~	3	3
6.000% due 02/25/2036	2,673	1,104
6.000% due 07/25/2037	686	454

HarborView Mortgage Loan Trust
4.337% due 06/19/2036 ~	646	331
5.419% due 12/19/2036 •	54	49
5.519% due 05/19/2035 •	4	4

IndyMac INDX Mortgage Loan Trust
3.244% due 06/25/2037 ~	1,306	1,054
4.129% due 06/25/2036 ~	1,265	1,109

JP Morgan Alternative Loan Trust
4.288% due 05/25/2036 ~	647	370

JP Morgan Mortgage Trust
4.634% due 10/25/2036 ~	284	210
5.074% due 10/25/2036 ~	40	23
5.738% due 02/25/2035 ~	1	1
5.750% due 01/25/2036	22	10

Lehman Mortgage Trust
6.000% due 09/25/2037	395	377

MASTR Adjustable Rate Mortgages Trust
3.270% due 07/25/2035 ~	90	79

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651% due 12/15/2030 •	6	6

Merrill Lynch Alternative Note Asset Trust
5.569% due 03/25/2037 •	937	229

Merrill Lynch Mortgage Investors Trust
5.370% due 09/25/2035 ~	242	195
5.389% due 02/25/2036 •	9	9
5.469% due 11/25/2035 •	8	7
6.263% due 05/25/2033 ~	6	5

MFA Trust
4.400% due 03/25/2068 þ	805	795

Mortgage Equity Conversion Asset Trust
4.410% due 05/25/2042 •	533	522

New Orleans Hotel Trust
6.133% due 04/15/2032 •	1,000	985

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	28	14
5.769% due 06/25/2036 ~	896	252

OBX Trust
5.949% due 02/25/2063 þ	769	777

Prime Mortgage Trust
6.000% due 06/25/2036	3	3

Residential Accredit Loans, Inc. Trust
5.269% due 02/25/2037 •	624	545
5.329% due 07/25/2036 •	2,404	856
5.339% due 08/25/2036 •	1,097	996
5.349% due 07/25/2036 •	959	861

Structured Adjustable Rate Mortgage Loan Trust
6.523% due 01/25/2035 •	10	9
7.251% due 02/25/2034 ~	4	4

186	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
5.529% due 02/25/2036 •		$5	$4

Taurus U.K. DAC
5.830% due 05/17/2031 •	GBP	199	265

Thornburg Mortgage Securities Trust
5.789% due 06/25/2047 •		$273	244

WaMu Mortgage Pass-Through Certificates Trust
4.168% due 02/25/2037 ~		171	145
5.609% due 08/25/2045 •		855	853
6.323% due 11/25/2042 •		1	1
6.623% due 10/25/2046 •		43	40

Wells Fargo Mortgage-Backed Securities Trust
6.473% due 12/25/2036 ~		188	183

Total Non-Agency Mortgage-Backed Securities (Cost $23,075)			19,337

ASSET-BACKED SECURITIES 22.5%

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		6	2
5.989% due 04/25/2035 •		834	812

Aegis Asset-Backed Securities Trust
5.704% due 08/25/2035 •		1,300	1,087

AREIT LLC
7.325% due 06/17/2039 •		1,000	1,005

AREIT Trust
6.591% due 01/20/2037 •		984	978

Argent Securities Trust
5.329% due 04/25/2036 •		923	296

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.629% due 11/25/2035 •		475	462

BHG Securitization Trust
5.320% due 10/17/2035		152	152

BPCRE Ltd.
7.414% due 01/16/2037 •		197	197

Carvana Auto Receivables Trust
5.380% due 03/12/2029		400	409
5.420% due 04/10/2028		600	605
5.980% due 08/10/2026		58	58
6.360% due 04/12/2027		296	297

Centex Home Equity Loan Trust
5.464% due 06/25/2036 •		500	472

Citigroup Mortgage Loan Trust
5.289% due 12/25/2036 •		606	333

CRB Securitization Trust
6.960% due 10/20/2033		480	486

Encore Credit Receivables Trust
5.869% due 01/25/2036 •		1,000	976

Equifirst Loan Securitization Trust
5.139% due 04/25/2037 •		655	608

First Franklin Mortgage Loan Trust
5.289% due 04/25/2036 •		78	76
5.469% due 06/25/2036 •		500	456

GLS Auto Select Receivables Trust
6.270% due 08/16/2027		189	190

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	370	411

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		$300	303

JP Morgan Mortgage Acquisition Trust
5.374% due 07/25/2036 •		819	807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029	$98	$98

LendingPoint Pass-Through Trust
3.250% due 04/15/2028	244	237
5.700% due 07/15/2029	233	228

Long Beach Mortgage Loan Trust
5.269% due 05/25/2036 •	565	303
5.529% due 10/25/2034 •	5	5
6.214% due 11/25/2032 •	690	714

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •	64	64

Merrill Lynch First Franklin Mortgage Loan Trust
5.249% due 04/25/2037 •	1,352	609

MF1 Ltd.
6.209% due 10/16/2036 •	631	629

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 05/25/2037 •	327	295

Morgan Stanley Home Equity Loan Trust
5.139% due 04/25/2037 •	871	459

Nationstar Home Equity Loan Trust
5.289% due 04/25/2037 •	566	559

Nelnet Student Loan Trust
5.815% due 04/20/2062 •	850	844

Ownit Mortgage Loan Trust
5.794% due 08/25/2036 •	734	660

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	13	13
7.600% due 12/16/2030	148	149

PRET LLC
8.497% due 10/25/2053 þ	698	712

Ready Capital Mortgage Financing LLC
7.322% due 06/25/2037 •	237	238

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	211	212
7.130% due 01/26/2032	368	372

Residential Asset Securities Corp. Trust
5.854% due 12/25/2035 •	1,100	999

Santander Drive Auto Receivables Trust
6.310% due 07/15/2027	108	108

Securitized Asset-Backed Receivables LLC Trust
5.129% due 08/25/2036 •	1,234	405
5.449% due 07/25/2036 •	1,095	438
5.929% due 01/25/2036 •	1,338	1,249

Shelter Growth CRE Issuer Ltd.
7.261% due 06/17/2037 •	593	594
8.158% due 06/17/2037 •	600	602

SMB Private Education Loan Trust
2.340% due 09/15/2034	119	118
5.819% due 09/15/2054 •	698	696

Soundview Home Loan Trust
5.469% due 10/25/2036 •	733	703

Structured Asset Investment Loan Trust
5.149% due 09/25/2036 •	900	560

Structured Asset Securities Corp. Mortgage Loan Trust
5.309% due 12/25/2036 •	74	73

Theorem Funding Trust
6.060% due 12/15/2028	230	230

Upstart Pass-Through Trust
3.800% due 04/20/2030	129	128

Upstart Securitization Trust
5.500% due 06/20/2032	339	338

Veros Auto Receivables Trust
7.120% due 11/15/2028	479	482

Total Asset-Backed Securities (Cost $27,539)		26,601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.4%

Mexico Government International Bond
2.750% due 11/27/2031 (c)	MXN	1,649	$73
3.000% due 12/03/2026 (c)		1,649	79
4.000% due 08/24/2034 (c)		11,546	546

Peru Government International Bond
6.150% due 08/12/2032	PEN	3,500	959
6.950% due 08/12/2031		400	116
7.300% due 08/12/2033		200	58
7.600% due 08/12/2039		200	59

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,100	161
8.000% due 01/31/2030		3,300	184
8.250% due 03/31/2032		900	49
8.500% due 01/31/2037		2,000	101
9.000% due 01/31/2040		9,100	461

Turkey Government International Bond
51.594% due 05/20/2026 ~	TRY	100	3

Total Sovereign Issues (Cost $2,709)			2,849

SHORT-TERM INSTRUMENTS 9.6%

REPURCHASE AGREEMENTS (d) 3.3%
			3,900

U.S. TREASURY BILLS 6.3%
4.928% due 10/08/2024 - 12/19/2024 (a)(b)(h)		$7,446	7,402

Total Short-Term Instruments (Cost $11,302)			11,302

Total Investments in Securities (Cost $146,535)			142,214

		SHARES
INVESTMENTS IN AFFILIATES 15.4%

SHORT-TERM INSTRUMENTS 15.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.4%

PIMCO Short Asset Portfolio		1,085,726	10,599

PIMCO Short-Term Floating NAV Portfolio III		785,010	7,643

Total Short-Term Instruments (Cost $18,138)			18,242

Total Investments in Affiliates (Cost $18,138)			18,242

Total Investments 135.9% (Cost $164,673)			$160,456

Financial Derivative Instruments (e)(g) (4.0)% (Cost or Premiums, net $59)			(4,753)

Other Assets and Liabilities, net (31.9)%			(37,594)

Net Assets 100.0%			$118,109

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	187

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.960%	09/30/2024	10/01/2024	$3,900	U.S. Treasury Notes 1.250% due 12/31/2026	$(3,985)	$3,900	$3,901

Total Repurchase Agreements						$(3,985)	$3,900	$3,901

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$4,400	$(4,121)	$(4,101)

Total Short Sales (3.5)%				$(4,121)	$(4,101)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$3,901	$0	$0	$3,901	$(3,985)	$(84)

Total Borrowings and Other Financing Transactions	$3,901	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(2,430) at a weighted average interest rate of 5.450%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1	$1	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1	1	0	0

Total Written Options					$(1)	$0

188	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	9	$	1,874	$(1)	$0	$(3)
U.S. Treasury 5-Year Note December Futures	12/2024	249		27,361	69	0	(91)
U.S. Treasury 10-Year Note December Futures	12/2024	55		6,285	7	0	(25)
U.S. Treasury 10-Year Ultra December Futures	12/2024	26		3,076	(12)	0	(13)
U.S. Treasury 30-Year Bond December Futures	12/2024	8		994	(4)	0	(6)

					$59	$0	$(138)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	23	$	(5,518)	$(17)	$5	$0
3-Month SOFR Active Contract September Futures	12/2024	23		(5,478)	(12)	2	0
E-Mini S&P 500 Index December Futures	12/2024	132		(38,374)	(776)	0	(152)

					$(805)	$7	$(152)

Total Futures Contracts					$(746)	$7	$(290)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Verizon Communications, Inc.	1.000%	Quarterly	12/20/2024	0.167%	$ 200	$1	$0	$1	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR 500	(5)	9	4	0	(1)

						$(4)	$9	$5	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	(1.000)%	Quarterly	06/20/2029	3,200	$(73)	$0	$(73)	$0	$0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029	5,600	(127)	0	(127)	0	0

					$(200)	$0	$(200)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	5,530	$90	$30	$120	$0	$(3)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	260,000	(2)	(33)	(35)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	8,300	122	(63)	59	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		23,300	(263)	189	(74)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		19,400	15	(93)	(78)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		18,000	(88)	(122)	(210)	44	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,600	14	(107)	(93)	9	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,250	71	(13)	58	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,900	76	2	78	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	34	(29)	5	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	4	(50)	(46)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,700	251	57	308	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		11,600	(83)	(261)	(344)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	0	(1)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	189

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.594%	Annual	01/09/2034	$	100	$0	$(1)	$(1)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		5,300	(80)	(86)	(166)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		90	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		5,200	(33)	(169)	(202)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,700	28	(88)	(60)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		900	14	(52)	(38)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,050	16	(59)	(43)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,000	54	57	111	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,150	49	(184)	(135)	12	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034	EUR	100	0	(2)	(2)	0	(1)
Receive(6)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		2,075	20	16	36	12	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		800	(2)	2	0	0	(8)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(20)	105	85	0	(6)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		80	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(10)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(6)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(7)	(7)	0	(1)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	2,370	(8)	(11)	(19)	0	(1)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		2,030	(7)	(10)	(17)	0	(1)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		4,400	0	57	57	2	0

							$263	$(1,015)	$(752)	$244	$(61)

Total Swap Agreements							$59	$(1,006)	$(947)	$244	$(62)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$244	$251	$0	$(290)	$(62)	$(352)

(f)

Securities with an aggregate market value of $1,103 and cash of $3,330 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

190	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$784	CNH	5,612	$18	$0

BOA	10/2024	AUD	38		$26	0	(1)
	10/2024	CAD	97		72	0	0
	10/2024	KRW	197,786		148	0	(2)
	10/2024		$94	KRW	124,247	0	0
	10/2024		69	PLN	270	1	0
	10/2024		484	ZAR	8,882	29	0
	11/2024		50	TWD	1,624	2	0

BPS	10/2024	CAD	58		$43	0	0
	10/2024	CNH	2,515		351	0	(8)
	10/2024	EUR	413		457	0	(2)
	10/2024	JPY	10,315		72	0	0
	10/2024	KRW	601,303		449	0	(7)
	10/2024	PLN	273		71	0	0
	10/2024		$92	CNH	661	2	0
	10/2024		43	IDR	667,318	1	0
	10/2024		755	NZD	1,214	16	0
	10/2024	ZAR	1,503		$83	0	(4)
	11/2024	CNH	5,444		754	0	(26)
	11/2024	TWD	7,924		248	0	(3)
	11/2024		$71	PLN	273	0	0
	12/2024	MXN	5,894		$299	4	(1)

BRC	10/2024	AUD	74		49	0	(2)
	10/2024	ILS	109		29	0	0
	10/2024	NZD	338		213	0	(1)
	10/2024	PLN	230		60	0	0
	10/2024	TRY	1,007		28	0	(1)
	10/2024		$82	CNH	591	3	0
	10/2024		513	GBP	389	7	0
	10/2024		114	PLN	436	0	0
	10/2024		50	SEK	510	0	0
	11/2024	CNH	712		$101	0	(1)
	11/2024	SEK	509		50	0	0
	11/2024	TWD	3,755		118	0	(1)
	11/2024		$213	NZD	338	1	0
	12/2024		301	TRY	11,318	4	0

BSH	10/2024	PEN	109		$29	0	0

CBK	10/2024	GBP	131		173	0	(2)
	10/2024	KRW	494,923		370	0	(6)
	10/2024	PEN	102		27	0	0
	10/2024		$61	CNH	436	1	0
	10/2024		566	IDR	8,765,152	10	0
	10/2024		50	ILS	184	0	(1)
	10/2024		1,733	INR	145,776	5	0
	10/2024		252	ZAR	4,545	11	0
	10/2024	ZAR	3,454		$194	0	(6)
	11/2024	CNH	8,265		1,149	0	(35)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	191

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	PEN	600		$161	$0	$(1)
	11/2024	TWD	32,394		1,017	0	(11)
	11/2024		$93	TWD	2,947	1	0
	12/2024	MXN	3,458		$177	3	0
	12/2024	PEN	29		8	0	0
	02/2025		799		214	0	(1)

DUB	10/2024	KRW	468,126		351	0	(5)
	10/2024	PLN	338		88	0	0
	10/2024		$67	CNH	483	2	0
	10/2024		320	PLN	1,238	2	0
	11/2024		88		338	0	0
	02/2025	PEN	1,602		$428	0	(4)

FAR	10/2024	NZD	796		500	0	(5)
	10/2024		$935	AUD	1,360	5	0
	11/2024	AUD	1,360		$936	0	(6)
	11/2024		$500	NZD	796	5	0
	12/2024	PEN	328		$86	0	(2)

GLM	10/2024		$50	ILS	185	0	0
	10/2024		149	INR	12,519	0	0
	10/2024		236	PLN	936	7	0
	11/2024		72	CNH	503	1	0
	12/2024	MXN	1,124		$59	2	0
	02/2025		1,964		96	0	(1)

IND	10/2024	KRW	203,106		152	0	(2)
	10/2024		$46	IDR	706,256	1	0

JPM	10/2024	CNH	6,191		$865	0	(20)
	10/2024	ILS	682		183	1	(1)
	10/2024	INR	5,865		70	0	0
	10/2024	KRW	262,076		196	0	(3)
	10/2024	NOK	176		17	0	0
	10/2024		$93	CNH	661	2	0
	10/2024		9	IDR	147,368	0	0
	10/2024		494	PLN	1,915	4	0
	10/2024		142	ZAR	2,604	8	0
	10/2024	ZAR	1,085		$60	0	(3)
	11/2024	CNH	119		17	0	0
	11/2024	TWD	12,749		396	0	(9)
	11/2024		$17	NOK	176	0	0
	11/2024		52	TRY	1,941	2	0
	11/2024		95	TWD	3,078	3	0
	12/2024		299	TRY	11,268	7	0
	05/2025	TRY	873		$20	0	(1)

MBC	10/2024	GBP	350		468	0	0
	10/2024	KRW	854,888		640	0	(9)
	10/2024	PLN	304		80	1	0
	10/2024	SEK	510		50	0	(1)
	10/2024		$120	GBP	92	3	0
	10/2024		70	IDR	1,087,969	1	0
	10/2024		17	NOK	183	0	0
	10/2024		574	SGD	737	0	0
	11/2024	CNH	1,675		$236	0	(4)
	11/2024	SGD	736		574	0	0
	11/2024	TWD	6,644		207	0	(4)
	11/2024		$468	GBP	350	0	0
	11/2024		336	PLN	1,297	2	(1)
	12/2024	MXN	192		$10	0	0

MYI	10/2024	CHF	63		74	0	0
	10/2024	ILS	166		45	0	0
	10/2024	KRW	307,435		230	0	(3)
	10/2024	NZD	80		50	0	(1)
	10/2024	SGD	737		566	0	(7)
	10/2024		$1,714	CAD	2,309	0	(7)
	10/2024		72	IDR	1,113,449	1	0
	11/2024	CAD	2,307		$1,714	7	0
	11/2024	TWD	4,285		136	0	0
	11/2024		$78	CNH	560	3	0
	12/2024	MXN	771		$38	0	0

NGF	10/2024		$198	IDR	3,053,727	3	0

192	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
RBC	11/2024		$127	TWD	3,999	$0	$0
	12/2024	MXN	2,140		$108	0	0

SCX	10/2024	CAD	2,153		1,599	7	0
	10/2024	PEN	759		201	0	(4)
	10/2024		$657	INR	55,212	1	0
	11/2024	CNH	3,107		$429	0	(16)
	11/2024	TWD	1,242		38	0	(1)
	11/2024		$136	CNH	964	2	0

SSB	12/2024		67	MXN	1,282	0	(3)

TOR	10/2024	AUD	1,248		$847	0	(16)
	10/2024		$48	JPY	6,969	0	0
	11/2024	JPY	6,937		$48	0	0

UAG	10/2024	CHF	1,342		1,597	12	0
	10/2024		$1,655	CHF	1,404	4	0
	10/2024		187	PLN	726	2	0
	10/2024		128	ZAR	2,336	7	0
	11/2024	CHF	1,398		$1,655	0	(4)
	11/2024	TWD	21,059		667	0	(1)

Total Forward Foreign Currency Contracts						$227	$(267)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	7,300	$4	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	7,200	7	0

Total Purchased Options							$11	$0

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290%	10/24/2024	100	$0	$(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	100	0	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	100	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	100	0	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	200	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	100	0	0

Total Written Options							$(10)	$(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	193

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	39	5.290% (FEDL01 plus a specified spread)	Monthly	01/08/2025	$492	$0	$2	$2	$0

FAR	Pay	S&P 500 Total Return Index	4,575	5.440% (FEDL01 plus a specified spread)	Maturity	04/16/2025	51,319	0	(4,700)	0	(4,700)

GST	Pay	S&P 500 Total Return Index	73	5.340% (FEDL01 plus a specified spread)	Monthly	02/05/2025	920	0	4	4	0
	Pay	S&P 500 Total Return Index	60	5.400% (FEDL01 plus a specified spread)	Monthly	03/12/2025	757	0	3	3	0

JPM	Pay	S&P 500 Total Return Index	1,597	5.610% (FEDL01 plus a specified spread)	Monthly	08/06/2025	20,135	0	87	87	0

Total Swap Agreements								$0	$(4,604)	$96	$(4,700)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$18	$0	$0	$18	$0	$0	$0	$0	$18	$0	$18
BOA	32	0	2	34	(3)	0	0	(3)	31	0	31
BPS	23	0	0	23	(51)	(1)	0	(52)	(29)	0	(29)
BRC	15	0	0	15	(6)	(1)	0	(7)	8	0	8
CBK	31	0	0	31	(63)	0	0	(63)	(32)	0	(32)
DUB	4	0	0	4	(9)	0	0	(9)	(5)	0	(5)
FAR	10	0	0	10	(13)	(2)	(4,700)	(4,715)	(4,705)	4,496	(209)
GLM	10	0	0	10	(1)	(2)	0	(3)	7	0	7
GST	0	0	7	7	0	0	0	0	7	0	7
IND	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
JPM	27	0	87	114	(37)	(2)	0	(39)	75	307	382
MBC	7	0	0	7	(19)	0	0	(19)	(12)	0	(12)
MYI	11	0	0	11	(18)	0	0	(18)	(7)	0	(7)
NGF	3	0	0	3	0	0	0	0	3	0	3
SCX	10	0	0	10	(21)	0	0	(21)	(11)	0	(11)
SSB	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
TOR	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)
UAG	25	0	0	25	(5)	0	0	(5)	20	0	20

Total Over the Counter	$227	$0	$96	$323	$(267)	$(8)	$(4,700)	$(4,975)

(h)

Securities with an aggregate market value of $4,803 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

194	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	0	0	0	244	244

	$0	$0	$0	$0	$251	$251

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$227	$0	$227
Swap Agreements	0	0	96	0	0	96

	$0	$0	$96	$227	$0	$323

	$0	$0	$96	$227	$251	$574

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$152	$0	$138	$290
Swap Agreements	0	1	0	0	61	62

	$0	$1	$152	$0	$199	$352

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$267	$0	$267
Written Options	0	0	0	0	8	8
Swap Agreements	0	0	4,700	0	0	4,700

	$0	$0	$4,700	$267	$8	$4,975

	$0	$1	$4,852	$267	$207	$5,327

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$9	$9
Futures	0	0	(2,957)	0	1,627	(1,330)
Swap Agreements	0	(31)	0	0	479	448

	$0	$(31)	$(2,957)	$0	$2,115	$(873)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34	$0	$34
Purchased Options	0	0	0	0	(3)	(3)
Written Options	0	0	0	0	61	61
Swap Agreements	0	0	(2,501)	0	0	(2,501)

	$0	$0	$(2,501)	$34	$58	$(2,409)

	$0	$(31)	$(5,458)	$34	$2,173	$(3,282)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(184)	$0	$(110)	$(294)
Swap Agreements	0	(4)	0	0	(3,376)	(3,380)

	$0	$(4)	$(184)	$0	$(3,486)	$(3,674)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(161)	$0	$(161)
Purchased Options	0	0	0	0	(20)	(20)
Written Options	0	0	0	0	(3)	(3)
Swap Agreements	0	0	(4,009)	0	0	(4,009)

	$0	$0	$(4,009)	$(161)	$(23)	$(4,193)

	$0	$(4)	$(4,193)	$(161)	$(3,509)	$(7,867)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	195

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,312	$0	$7,312
Industrials	0	1,949	0	1,949
Utilities	0	398	0	398
U.S. Government Agencies	0	56,671	0	56,671
U.S. Treasury Obligations	0	15,795	0	15,795
Non-Agency Mortgage-Backed Securities	0	19,337	0	19,337
Asset-Backed Securities	0	26,601	0	26,601
Sovereign Issues	0	2,849	0	2,849
Short-Term Instruments
Repurchase Agreements	0	3,900	0	3,900
U.S. Treasury Bills	0	7,402	0	7,402

	$0	$142,214	$0	$142,214

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,242	$0	$0	$18,242

Total Investments	$18,242	$142,214	$0	$160,456

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,101)	$0	$(4,101)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	251	0	251
Over the counter	0	323	0	323

	$0	$574	$0	$574

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(152)	(200)	0	(352)
Over the counter	0	(4,975)	0	(4,975)

	$(152)	$(5,175)	$0	$(5,327)

Total Financial Derivative Instruments	$(152)	$(4,601)	$0	$(4,753)

Totals	$18,090	$133,512	$0	$151,602

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

196	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Small Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 160.4%

CORPORATE BONDS & NOTES 10.6%

BANKING & FINANCE 7.6%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$945
3.300% due 01/30/2032		1,000	903

American Express Co.
5.284% due 07/26/2035 •		2,000	2,083

Athene Global Funding
5.620% due 05/08/2026		2,700	2,744

Aviation Capital Group LLC
5.500% due 12/15/2024		500	500

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		800	772

Bank of America Corp.
1.734% due 07/22/2027 •		1,100	1,051
5.202% due 04/25/2029 •		1,000	1,028
5.933% due 09/15/2027 •		3,600	3,708

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,900	1,908

Bank of Nova Scotia
5.450% due 08/01/2029		3,400	3,559

Barclays PLC
5.690% due 03/12/2030 •		1,500	1,561
7.437% due 11/02/2033 •		1,100	1,270

Credit Suisse AG AT1 Claim		5,820	742

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,623

Discover Bank
3.450% due 07/27/2026		$1,700	1,665
4.650% due 09/13/2028		2,700	2,702

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	988

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	186
4.687% due 06/09/2025		200	199
5.125% due 06/16/2025		200	200
5.800% due 03/05/2027		800	815
5.800% due 03/08/2029		300	305
6.950% due 03/06/2026		200	205
6.950% due 06/10/2026		200	206

GLP Capital LP
5.625% due 09/15/2034		200	204

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		3,900	3,935
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		800	802
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,500	3,579

HSBC Holdings PLC
2.848% due 06/04/2031 •		200	182
4.292% due 09/12/2026 •		1,400	1,394
5.887% due 08/14/2027 •		300	308

Jackson National Life Global Funding
5.600% due 04/10/2026		2,100	2,131

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		700	669
1.578% due 04/22/2027 •		700	671
2.083% due 04/22/2026 •		400	394

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		200	211

Morgan Stanley
1.512% due 07/20/2027 •		2,000	1,903
2.188% due 04/28/2026 •		100	98

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		3,200	3,249

NatWest Group PLC
4.892% due 05/18/2029 •		2,679	2,708

Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,164
3.103% due 01/16/2030		1,900	1,758

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)	$1,500	$1,049

Prologis LP
5.000% due 01/31/2035	600	615

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031	4,600	3,925

UBS Group AG
3.091% due 05/14/2032 •	1,300	1,173

VICI Properties LP
4.750% due 02/15/2028	1,800	1,808

Wells Fargo & Co.
3.196% due 06/17/2027 •	1,200	1,177

Wells Fargo Bank NA
5.254% due 12/11/2026	3,900	3,999

		71,974

INDUSTRIALS 2.2%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	2,000	1,885

Bayer U.S. Finance LLC
6.125% due 11/21/2026	200	206
6.375% due 11/21/2030	400	428

DAE Funding LLC
2.625% due 03/20/2025	800	792
3.375% due 03/20/2028	900	861

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (a)	595	585

Imperial Brands Finance PLC
3.500% due 07/26/2026	200	196

MPLX LP
2.650% due 08/15/2030	1,300	1,170

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	2,000	1,967
4.345% due 09/17/2027	3,389	3,305
4.810% due 09/17/2030	2,500	2,370

Occidental Petroleum Corp.
5.550% due 10/01/2034	2,600	2,642

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	1,200	1,170

Sands China Ltd.
5.125% due 08/08/2025	1,300	1,298
5.400% due 08/08/2028	1,300	1,313

United Airlines Pass-Through Trust
5.450% due 08/15/2038	400	418

		20,606

UTILITIES 0.8%

Eversource Energy
5.850% due 04/15/2031	2,400	2,552

Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	951
4.550% due 07/01/2030	1,200	1,191

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	500	501

Southern California Edison Co.
4.875% due 02/01/2027	900	914
5.150% due 06/01/2029	1,500	1,557

		7,666

Total Corporate Bonds & Notes (Cost $100,623)		100,246

U.S. GOVERNMENT AGENCIES 52.3%

Fannie Mae
5.745% due 07/25/2037 •	5	5
5.775% due 07/25/2037 •	9	9
5.795% due 09/25/2035 •	25	25

Freddie Mac
4.000% due 01/01/2048	989	963
6.000% due 04/01/2040	2	2
6.167% due 10/15/2037 •	11	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
5.665% due 08/20/2047 •		$296	$286
6.000% due 12/15/2038		29	30

Ginnie Mae, TBA
5.000% due 11/01/2054		5,400	5,407

U.S. Small Business Administration
5.290% due 12/01/2027		5	6
5.720% due 01/01/2029		112	113
6.020% due 08/01/2028		57	59

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		7,792	7,357
4.000% due 09/01/2025 - 03/01/2026		6	6
4.500% due 08/01/2052 - 12/01/2053		22,986	22,644
6.000% due 07/01/2035 - 05/01/2041		358	376
7.500% due 08/01/2025 - 11/01/2037		32	32

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054		19,900	17,863
4.000% due 11/01/2054		55,430	53,283
4.500% due 11/01/2054		22,404	22,036
5.000% due 11/01/2054		40,710	40,693
5.500% due 11/01/2054		33,700	34,093
6.000% due 11/01/2054		121,000	123,670
6.500% due 11/01/2054		163,190	168,168

Total U.S. Government Agencies (Cost $497,168)			497,137

U.S. TREASURY OBLIGATIONS 5.9%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025 (g)		2,557	2,512
0.125% due 10/15/2025 (g)		1,940	1,902
0.250% due 01/15/2025		17,130	16,920
0.375% due 07/15/2025 (g)(i)		13,794	13,597
0.625% due 01/15/2026 (g)		2,647	2,597
0.750% due 02/15/2045 (g)(i)		1,736	1,390
1.000% due 02/15/2046 (g)		3,850	3,211
1.000% due 02/15/2048 (g)		3,189	2,623
2.125% due 04/15/2029		10,881	11,186

Total U.S. Treasury Obligations (Cost $57,721)			55,938

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%

Adjustable Rate Mortgage Trust
6.165% due 11/25/2037 ~		4,112	2,765

American Home Mortgage Assets Trust
6.043% due 11/25/2046 •		6,038	1,527

AOA Mortgage Trust
6.086% due 10/15/2038 •		2,680	2,531

Atrium Hotel Portfolio Trust
6.894% due 12/15/2036 •		4,600	4,466

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	3,543	4,741

BAMLL Commercial Mortgage Securities Trust
2.829% due 01/15/2032		$2,600	1,536

BCAP LLC Trust
4.366% due 03/26/2037 ~		4,033	1,794

Bear Stearns ALT-A Trust
4.110% due 11/25/2035 ~		2,585	1,440
4.542% due 11/25/2035 ~		90	82

BSREP Commercial Mortgage Trust
6.561% due 08/15/2038 •		4,265	3,843

ChaseFlex Trust
5.569% due 07/25/2037 •		2,504	2,109

Citigroup Mortgage Loan Trust
5.039% due 01/25/2037 •		2	2
6.170% due 09/25/2062 þ		5,386	5,390
6.887% due 08/25/2035 ~		10	10
7.860% due 03/25/2036 •		46	45

CitiMortgage Alternative Loan Trust
5.569% due 04/25/2037 •		887	754

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	197

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Trust
6.144% due 06/15/2034 •		$2,735	$2,582

Countrywide Alternative Loan Trust
5.209% due 12/25/2046 •		2,244	1,962
5.289% due 02/25/2047 •		9	8
5.289% due 09/25/2047 •		1,214	1,122
5.369% due 06/25/2037 •		31	28
5.750% due 02/25/2037		671	354
6.000% due 08/25/2035		1,060	430
6.000% due 06/25/2047		1,743	933
6.123% due 02/25/2036 •		4	3

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~		2	2
4.746% due 11/25/2037 ~		439	414
5.500% due 11/25/2035		19	10

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		2,732	2,440

DBGS Mortgage Trust
3.843% due 04/10/2037		1,000	907

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.629% due 08/25/2037 •		1,709	1,344

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~		1	1

HarborView Mortgage Loan Trust
5.419% due 12/19/2036 •		140	126
5.459% due 01/19/2038 •		199	176
5.489% due 12/19/2036 •		720	555

InTown Mortgage Trust
8.383% due 08/15/2039 •		7,600	7,630

JP Morgan Mortgage Trust
5.229% due 08/25/2034 ~		11	11
5.703% due 07/25/2035 ~		814	822
5.750% due 01/25/2036		10	5

JP Morgan Resecuritization Trust
2.512% due 06/26/2037 ~		3,903	2,847
5.512% due 06/26/2037 •		1,357	1,346

Legacy Mortgage Asset Trust
4.875% due 10/25/2068 þ		1,367	1,372

Lehman Mortgage Trust
5.619% due 11/25/2036 •		1,105	511

Lehman XS Trust
5.419% due 08/25/2046 •		1,005	961

MASTR Adjustable Rate Mortgages Trust
5.923% due 12/25/2046 •		5,175	3,926

Merrill Lynch Mortgage Investors Trust
5.370% due 09/25/2035 ~		39	31

Morgan Stanley Capital Trust
6.660% due 12/15/2038 •		1,400	1,319

Morgan Stanley Mortgage Loan Trust
5.899% due 11/25/2035 •		1,861	1,861

MortgageIT Mortgage Loan Trust
5.429% due 06/25/2047 •		637	525

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,524	1,467
2.750% due 11/25/2059 ~		2,781	2,665

New York Mortgage Trust
5.250% due 07/25/2062 þ		3,317	3,291

PRET LLC
7.021% due 02/25/2054 þ		1,213	1,224

PRKCM Trust
7.225% due 11/25/2058 þ		1,226	1,255

Residential Accredit Loans, Inc. Trust
5.339% due 08/25/2036 •		292	265
5.369% due 05/25/2047 •		2,862	2,584

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •	GBP	872	1,171

Structured Adjustable Rate Mortgage Loan Trust
5.758% due 04/25/2035 ~		$45	41

Structured Asset Mortgage Investments Trust
5.089% due 08/25/2036 •		3,232	2,843

Structured Asset Securities Corp.
5.319% due 04/25/2035 •		1,125	984

Taurus U.K. DAC
5.830% due 05/17/2031 •	GBP	1,191	1,589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	2,355	$3,158

Trinity Square PLC
5.946% due 07/15/2059 ~		1,045	1,403

UBS Commercial Mortgage Trust
3.504% due 12/15/2050		$1,988	1,954

Verus Securitization Trust
4.910% due 06/25/2067 þ		2,419	2,411

WaMu Mortgage Pass-Through Certificates Trust
3.392% due 01/25/2037 ~		124	105
4.588% due 08/25/2036 ~		52	47
4.771% due 06/25/2037 ~		464	407
4.957% due 12/25/2035 ~		708	655
5.853% due 01/25/2047 •		8	8
5.893% due 05/25/2047 •		1,748	1,462
6.129% due 11/25/2045 •		1,425	1,315
6.623% due 09/25/2046 •		21	21
6.623% due 10/25/2046 •		16	15

Wells Fargo Mortgage-Backed Securities Trust
6.473% due 12/25/2036 ~		56	55

Total Non-Agency Mortgage-Backed Securities (Cost $110,161)			101,994

ASSET-BACKED SECURITIES 31.7%

Aames Mortgage Investment Trust
5.959% due 07/25/2035 •		107	107

ABFC Trust
5.229% due 01/25/2037 •		1,669	1,197

ACHV ABS Trust
5.430% due 10/27/2031		2,730	2,743
7.240% due 11/25/2030		466	468

Adagio CLO DAC
4.405% due 10/15/2031 •	EUR	3,162	3,513

Ally Auto Receivables Trust
5.460% due 05/15/2028		$1,600	1,622

American Express Credit Account Master Trust
4.870% due 05/15/2028		2,700	2,734

Ares European CLO DAC
4.345% due 10/15/2030 •	EUR	1,727	1,925

Armada Euro CLO DAC
4.405% due 07/15/2031 •		6,675	7,438

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		$2,400	2,487

BA Credit Card Trust
4.980% due 11/15/2028		4,800	4,900

Bain Capital Euro CLO DAC
4.428% due 01/20/2032 •	EUR	2,998	3,340

Bank of America Auto Trust
5.830% due 05/15/2026		$1,469	1,472

Bear Stearns Asset-Backed Securities Trust
5.289% due 08/25/2036 •		263	254

Blackrock European CLO DAC
4.305% due 10/15/2031 •	EUR	2,946	3,276

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$1,500	1,519

BNC Mortgage Loan Trust
3.751% due 10/25/2036 •		136	134

Cairn CLO DAC
4.465% due 10/15/2031 •	EUR	2,177	2,418

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •		1,520	1,689
4.432% due 08/15/2032 •		3,597	3,999

Carvana Auto Receivables Trust
4.680% due 02/10/2028		$2,900	2,909
5.500% due 08/10/2027		1,082	1,086
5.620% due 01/10/2029		300	305
6.090% due 11/10/2026		420	421
6.410% due 09/10/2027		1,075	1,082

Citigroup Mortgage Loan Trust
5.029% due 07/25/2045 •		74	52
5.289% due 12/25/2036 •		2,019	1,108
5.419% due 10/25/2036 •		288	287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citizens Auto Receivables Trust
5.110% due 04/17/2028		$500	$506
5.430% due 10/15/2026		639	641

Countrywide Asset-Backed Certificates Trust
4.451% due 05/25/2036 •		1,220	1,204
5.109% due 06/25/2037 •		571	542
5.159% due 11/25/2037 •		96	91
5.219% due 06/25/2047 •		681	664
5.249% due 06/25/2047 •		647	593
5.489% due 12/25/2036 •		2,142	2,039
5.509% due 03/25/2036 •		715	639

CPS Auto Receivables Trust
6.130% due 09/15/2026		1,095	1,098

Credit-Based Asset Servicing & Securitization LLC
5.512% due 07/25/2037 •		5	3

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •	EUR	2,047	2,275
4.335% due 10/15/2031 •		5,304	5,897

DLLAA LLC
5.930% due 07/20/2026		$362	364

Euro-Galaxy CLO DAC
4.325% due 04/24/2034 •	EUR	2,294	2,540

Exeter Automobile Receivables Trust
5.630% due 10/15/2026		$600	602
5.700% due 05/15/2026		1,671	1,672
5.820% due 02/15/2027		1,000	1,002
6.040% due 07/15/2026		170	170

Fieldstone Mortgage Investment Trust
5.704% due 12/25/2035 •		1,250	1,231

Ford Credit Auto Lease Trust
5.742% due 02/15/2027 •		9,500	9,494

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		1,676	1,688

Fremont Home Loan Trust
5.169% due 08/25/2036 •		81	26
5.309% due 02/25/2036 •		883	848

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,800	1,837
6.270% due 08/16/2027		1,794	1,806

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		1,600	1,625

GreenSky Home Improvement Trust
5.550% due 06/25/2059		1,300	1,335

Griffith Park CLO DAC
4.271% due 11/21/2031 •	EUR	5,136	5,712

GSAA Home Equity Trust
4.225% due 03/25/2036 ~		$3,193	1,949
5.369% due 03/25/2037 •		4,013	1,137

GSAMP Trust
5.269% due 08/25/2036 •		161	160
5.429% due 01/25/2037 •		2,700	2,297
5.659% due 11/25/2035 •		177	176
6.289% due 12/25/2034 •		874	776

Harvest CLO DAC
1.040% due 07/15/2031	EUR	962	1,027
4.325% due 10/15/2031 •		1,944	2,158
4.368% due 10/20/2031 •		4,652	5,163
4.445% due 07/15/2031 •		7,602	8,469

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$3,050	3,032
5.440% due 01/25/2029		4,200	4,289

Home Equity Loan Trust
5.309% due 04/25/2037 •		5,300	4,683

Home Equity Mortgage Loan Asset-Backed Trust
4.894% due 11/25/2034 •		149	147
6.034% due 08/25/2035 •		2,000	1,955

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		4,600	4,659

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		2,200	2,239
5.290% due 04/15/2027		2,082	2,090
5.480% due 04/17/2028		1,600	1,625

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		13	13

198	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jubilee CLO DAC
4.285% due 04/15/2030 •	EUR	1,198	$1,334
4.335% due 04/15/2031 •		1,400	1,557

KKR CLO Ltd.
6.481% due 07/18/2030 •		$1,040	1,041
7.141% due 07/18/2030 •		4,200	4,204

Long Beach Mortgage Loan Trust
5.409% due 02/25/2036 •		1,294	1,273
5.884% due 08/25/2035 •		1,700	1,577

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032		584	587

M360 Ltd.
7.284% due 11/22/2038 •		3,100	3,018

Man GLG Euro CLO DAC
4.365% due 10/15/2030 •	EUR	182	203

Marlette Funding Trust
5.950% due 11/15/2032		$1,387	1,390

Master Credit Card Trust
6.191% due 01/21/2027 •		5,400	5,418

MASTR Specialized Loan Trust
5.489% due 02/25/2036 •		304	297
5.489% due 06/25/2046 •		1,255	1,222

Merrill Lynch Mortgage Investors Trust
5.189% due 08/25/2037 •		5,179	2,705

MF1 LLC
7.600% due 09/17/2037 •		3,000	3,010

MF1 Ltd.
6.715% due 02/19/2037 •		6,100	6,001

Morgan Stanley ABS Capital, Inc. Trust
5.069% due 07/25/2036 •		3	1
5.184% due 03/25/2037 •		13,202	5,279
5.289% due 09/25/2036 •		2,272	986

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ		3,524	1,199

Nelnet Student Loan Trust
6.640% due 02/20/2041		351	359
7.545% due 02/20/2041 •		421	422

Option One Mortgage Loan Trust
5.069% due 07/25/2036 •		1,856	857
5.099% due 07/25/2037 •		2,276	1,476
5.109% due 01/25/2037 •		2,629	1,550
5.189% due 04/25/2037 •		2,017	1,387
5.189% due 05/25/2037 •		1,181	716
5.279% due 04/25/2037 •		256	148

Pagaya AI Debt Selection Trust
6.060% due 03/15/2030		680	681
7.128% due 06/16/2031		175	175
7.179% due 04/15/2031		303	303
8.609% due 07/15/2030 ~		355	361

Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •	EUR	3,024	3,368

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.694% due 02/25/2035 •		$6,262	5,711

Popular ABS Mortgage Pass-Through Trust
5.464% due 07/25/2036 •		2,084	1,972

PRET LLC
2.487% due 10/25/2051 þ		2,567	2,558
3.721% due 07/25/2051 þ		3,214	3,189
4.744% due 07/25/2051 þ		1,285	1,271
4.843% due 09/25/2051 þ		3,769	3,760

PRPM LLC
3.720% due 02/25/2027 þ		2,310	2,292

Reach ABS Trust
7.050% due 02/18/2031		173	174

Ready Capital Mortgage Financing LLC
6.169% due 11/25/2036 •		442	441

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		3,588	1,196

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		788	767
4.320% due 09/25/2030		592	592
5.380% due 11/25/2030		1,354	1,352

Residential Asset Mortgage Products Trust
6.034% due 05/25/2035 •		2,300	2,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp. Trust
5.569% due 02/25/2036 •		$112	$111

Santander Drive Auto Receivables Trust
4.980% due 02/15/2028		4,250	4,254
6.180% due 02/16/2027		1,936	1,940

SCCU Auto Receivables Trust
5.110% due 06/15/2029		1,600	1,624
5.450% due 12/15/2027		2,400	2,414

Sculptor European CLO DAC
4.475% due 01/14/2032 •	EUR	8,447	9,380

Securitized Asset-Backed Receivables LLC Trust
5.449% due 07/25/2036 •		$896	358
5.469% due 05/25/2036 •		2,795	1,469
5.614% due 10/25/2035 •		1,184	958

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	2,873	3,193

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		$797	799

SG Mortgage Securities Trust
5.329% due 02/25/2036 •		3,884	1,956

SMB Private Education Loan Trust
4.550% due 02/16/2055		4,450	4,336
5.500% due 06/17/2052		1,923	1,982
6.892% due 11/15/2052 •		538	543

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,598	1,522

Sound Point CLO Ltd.
6.526% due 07/25/2030 •		860	860

Soundview Home Loan Trust
5.089% due 11/25/2036 •		6	2
5.139% due 07/25/2037 •		1,008	892
5.269% due 03/25/2037 •		241	229
5.469% due 10/25/2036 •		2,599	2,493
5.809% due 08/25/2035 •		1,850	1,685

Specialty Underwriting & Residential Finance Trust
5.065% due 12/25/2036 •		471	462

Structured Asset Securities Corp. Mortgage Loan Trust
5.199% due 05/25/2047 •		605	586

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		908	909

Synchrony Card Funding LLC
4.930% due 07/15/2030		4,400	4,491

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •		4,900	4,904

Theorem Funding Trust
6.060% due 12/15/2028		653	655

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	2,862	3,185

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		$909	916

Upstart Pass-Through Trust
3.800% due 04/20/2030		925	916

Venture CLO Ltd.
6.917% due 07/30/2032 •		3,500	3,492
7.267% due 07/30/2032 •		4,200	4,208

Veros Auto Receivables Trust
7.120% due 11/15/2028		1,380	1,388

Total Asset-Backed Securities (Cost $318,640)			301,407

SOVEREIGN ISSUES 3.3%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	24,200	4,212

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	42,803	1,898
3.000% due 12/03/2026 (d)		38,762	1,857
4.000% due 11/30/2028 (d)		7,959	390
4.000% due 08/24/2034 (d)		91,544	4,330

Peru Government International Bond
5.400% due 08/12/2034	PEN	200	51
6.150% due 08/12/2032		32,600	8,935
6.900% due 08/12/2037		500	139
6.950% due 08/12/2031		1,100	318

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.300% due 08/12/2033	PEN	800	$233
7.600% due 08/12/2039		500	147

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	25,200	1,307
8.000% due 01/31/2030		27,700	1,548
8.250% due 03/31/2032		13,800	749
8.500% due 01/31/2037		17,000	855
9.000% due 01/31/2040		73,100	3,705

Turkey Government International Bond
51.594% due 05/20/2026 ~	TRY	300	9
51.594% due 08/19/2026 ~		300	9
51.594% due 05/17/2028 ~		35,200	1,023

Total Sovereign Issues (Cost $30,804)			31,715

		SHARES
COMMON STOCKS 4.4%

COMMUNICATION SERVICES 0.1%

Verizon Communications, Inc.		6,548	294

Walt Disney Co.		6,548	630

			924

CONSUMER DISCRETIONARY 0.7%

Amazon.com, Inc. (b)		6,548	1,220

Home Depot, Inc.		6,548	2,653

McDonald’s Corp.		6,548	1,994

NIKE, Inc. ‘B’		6,548	579

			6,446

CONSUMER STAPLES 0.2%

Coca-Cola Co.		6,548	471

Procter & Gamble Co.		6,548	1,134

Walmart, Inc.		6,548	529

			2,134

ENERGY 0.1%

Chevron Corp.		6,548	964

FINANCIALS 1.0%

American Express Co.		6,548	1,776

Goldman Sachs Group, Inc.		6,548	3,242

JPMorgan Chase & Co.		6,548	1,381

Travelers Cos., Inc.		6,548	1,533

Visa, Inc. ‘A’		6,548	1,800

			9,732

HEALTH CARE 0.8%

Amgen, Inc.		6,548	2,110

Johnson & Johnson		6,548	1,061

Merck & Co., Inc.		6,548	744

UnitedHealth Group, Inc.		6,548	3,828

			7,743

INDUSTRIALS 0.6%

3M Co.		6,548	895

Boeing Co. (b)		6,548	996

Caterpillar, Inc.		6,548	2,561

Honeywell International, Inc.		6,548	1,353

			5,805

INFORMATION TECHNOLOGY 0.9%

Apple, Inc.		6,548	1,526

Cisco Systems, Inc.		6,548	348

Intel Corp.		6,548	154

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	199

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

International Business Machines Corp.	6,548	$1,448

Microsoft Corp.	6,548	2,817

Salesforce, Inc.	6,548	1,792

		8,085

MATERIALS 0.0%

Dow, Inc.	6,548	358

Total Common Stocks (Cost $38,109)		42,191

SHORT-TERM INSTRUMENTS 41.5%

COMMERCIAL PAPER 1.6%

Avangrid, Inc.
5.220% due 10/21/2024	$1,340	1,336
5.250% due 10/17/2024	1,780	1,776

	SHARES	MARKET VALUE (000S)

Crown Castle, Inc.
5.720% due 10/01/2024	4,900	$4,899

Entergy Corp.
5.600% due 10/15/2024	2,250	2,245

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	4,690	4,679

		14,935

REPURCHASE AGREEMENTS (e) 39.9%
		378,752

Total Short-Term Instruments (Cost $393,858)		393,687

Total Investments in Securities (Cost $1,547,084)		1,524,315

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.1%

SHORT-TERM INSTRUMENTS 2.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%

PIMCO Short-Term Floating NAV Portfolio III	2,008,607	$19,558

Total Short-Term Instruments (Cost $19,552)		19,558

Total Investments in Affiliates (Cost $19,552)		19,558

Total Investments 162.5% (Cost $1,566,636)		$1,543,873

Financial Derivative Instruments (f)(h) 6.7% (Cost or Premiums, net $17,332)		63,650

Other Assets and Liabilities, net (69.2)%		(657,171)

Net Assets 100.0%		$950,352

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOM	4.260%	09/26/2024	10/03/2024	CAD 80,000	Province of Ontario 3.750% due 12/02/2053	$(61,416)	$59,152	$59,187
BRC	4.960	09/30/2024	10/01/2024	$ 140,600	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(143,284)	140,600	140,619
FICC STR	4.860	09/30/2024	10/01/2024	4,600	U.S. Treasury Bonds 1.875% due 02/15/2041	(4,692)	4,600	4,600
JPS	4.960	09/30/2024	10/01/2024	5,600	U.S. Treasury Notes 2.000% due 08/15/2025	(5,712)	5,600	5,601
SAL	4.930	09/30/2024	10/01/2024	14,400	U.S. Treasury Notes 2.750% due 04/30/2027	(14,833)	14,400	14,402
	4.960	10/01/2024	10/02/2024	100	U.S. Treasury Notes 1.250% due 12/31/2026	(103)	100	100
	4.990	10/01/2024	10/02/2024	154,300	U.S. Treasury Notes 4.250% due 03/15/2027	(157,432)	154,300	154,300

Total Repurchase Agreements						$(387,472)	$378,752	$378,809

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$39,800	$(36,840)	$(37,096)

Total Short Sales (3.9)%				$(36,840)	$(37,096)

200	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$59,187	$0	$0	$59,187	$(60,782)	$(1,595)
BRC	140,619	0	0	140,619	(143,284)	(2,665)
FICC STR	4,600	0	0	4,600	(4,692)	(92)
JPS	5,601	0	0	5,601	(5,712)	(111)
SAL	168,802	0	0	168,802	(172,369)	(3,567)

Total Borrowings and Other Financing Transactions	$378,809	$0	$0

Cash of $634 has been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(988) at a weighted average interest rate of 5.370%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	4	$4	$(2)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	4	4	(2)	(1)

Total Written Options					$(4)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini Russell 2000 Index December Futures	12/2024	1,632	$183,535	$3,888	$400	$0
U.S. Treasury 2-Year Note December Futures	12/2024	619	128,902	180	0	(232)
U.S. Treasury 5-Year Note December Futures	12/2024	972	106,806	209	0	(357)
U.S. Treasury 10-Year Note December Futures	12/2024	456	52,112	35	0	(207)
U.S. Treasury 10-Year Ultra December Futures	12/2024	175	20,702	59	0	(90)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	58	7,719	18	0	(45)

				$4,389	$400	$(931)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	184	$(44,142)	$(136)	$41	$0
3-Month SOFR Active Contract September Futures	12/2024	184	(43,824)	(99)	10	0
E-Mini DJIA Index December Futures	12/2024	198	(42,217)	(855)	13	0
U.S. Treasury 30-Year Bond December Futures	12/2024	7	(869)	10	5	0

				$(1,080)	$69	$0

Total Futures Contracts				$3,309	$469	$(931)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	201

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.341%		$1,700	$27	$(8)	$19	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		500	(3)	12	9	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.282	EUR	800	(4)	24	20	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		$1,400	9	13	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		200	2	2	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412		2,520	500	(249)	251	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		2,985	359	71	430	0	(5)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		200	1	0	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	400	(4)	8	4	0	(1)

							$887	$(127)	$760	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,956	$(145)	$136	$(9)	$1	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	64	(4)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	400	(27)	23	(4)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,200	(60)	42	(18)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	300	(12)	5	(7)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(15)	1	(14)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	0	7	7	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	495	33	6	39	0	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	2,400	149	41	190	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	5,300	389	6	395	1	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(10)	10	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	(33)	45	0	(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	800	18	(5)	13	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	400	4	4	8	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	300	4	2	6	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	10	29	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	300	7	0	7	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	35,700	774	46	820	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	63,300	1,427	8	1,435	0	(4)

					$2,592	$356	$2,948	$4	$(5)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	45,150	$738	$240	$978	$0	$(24)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	20	18	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	2	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	2,060,000	(17)	(258)	(275)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	70,100	1,035	(534)	501	47	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		100,000	117	202	319	123	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		61,600	(154)	(94)	(248)	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	(9)	(11)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,300	175	(500)	(325)	53	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,600	124	(917)	(793)	76	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		13,040	413	(75)	338	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,890	284	(230)	54	87	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		62,600	409	8,669	9,078	174	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		11,700	34	(419)	(385)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	692	6,670	168	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	593	(593)	0	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		52,500	(714)	(933)	(1,647)	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		400	(1)	(17)	(18)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		500	(2)	(17)	(19)	2	0

202	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.569%	Annual	08/14/2034	$	400	$(1)	$(6)	$(7)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		90	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		400	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		700	(3)	(10)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		900	(3)	(14)	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		700	(2)	(13)	(15)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		800	(3)	(15)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		500	(2)	(10)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		700	(3)	(15)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		300	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		700	(3)	(8)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		700	(3)	(8)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		600	(2)	(2)	(4)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	5	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		400	(2)	4	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		600	(3)	5	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		800	(3)	10	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		700	(2)	7	5	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		49,300	(310)	(1,609)	(1,919)	150	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		9,600	146	(543)	(397)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	250	5,495	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		300	(3)	13	10	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		29,300	457	(1,711)	(1,254)	112	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	200	0	(4)	(4)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(5)	(6)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		500	(1)	(9)	(10)	0	(3)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	(1)	(2)	0	(2)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		16,100	130	150	280	94	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		7,425	(12)	11	(1)	0	(77)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	772	661	0	(50)
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028	EUR	400	(1)	(22)	(23)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		260	0	(12)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(42)	(44)	0	(3)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(19)	(20)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(20)	(21)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(33)	(35)	0	(2)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(2)	(30)	(32)	0	(2)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		570	(2)	(35)	(37)	0	(3)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(26)	(27)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	(6)	(7)	0	(2)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	19,910	(69)	(90)	(159)	0	(10)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		16,990	(59)	(80)	(139)	0	(9)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		36,900	0	477	477	19	0

							$14,360	$2,503	$16,863	$1,595	$(233)

Total Swap Agreements							$17,839	$2,732	$20,571	$1,599	$(245)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$469	$1,599	$2,068	$(1)	$(931)	$(245)	$(1,177)

(g)

Securities with an aggregate market value of $25,481 and cash of $8,479 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	203

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$2,873	CNH	20,569	$66	$0

BOA	10/2024	HKD	241		$31	0	0
	10/2024	KRW	1,722,115		1,288	0	(19)
	10/2024	PEN	484		129	0	(2)
	10/2024		$495	CNH	3,585	17	0
	10/2024		533	PLN	2,071	5	0
	10/2024		4,048	ZAR	74,297	246	0
	11/2024	PEN	161		$43	0	(1)

BPS	10/2024	CNH	21,391		2,988	0	(69)
	10/2024	DKK	94		14	0	0
	10/2024	EUR	535		590	0	(6)
	10/2024	GBP	326		428	0	(8)
	10/2024	HKD	859		110	0	0
	10/2024	KRW	5,235,528		3,912	0	(61)
	10/2024	PLN	2,281		595	3	0
	10/2024		$642	CHF	548	5	0
	10/2024		960	CNH	6,854	20	0
	10/2024		1,953	EUR	1,749	0	(6)
	10/2024		5,612	NZD	9,016	116	0
	11/2024	CNH	42,118		$5,833	0	(199)
	11/2024	TWD	63,834		2,001	0	(25)
	11/2024		$485	CNH	3,435	7	0
	11/2024		14	DKK	94	0	0
	11/2024		595	PLN	2,282	0	(3)
	11/2024		476	TWD	15,164	5	0
	12/2024	MXN	69,842		$3,545	50	(12)
	12/2024	TRY	8,945		241	0	(2)

BRC	10/2024	GBP	4,423		5,835	0	(78)
	10/2024	ILS	1,037		280	1	0
	10/2024	NZD	2,685		1,696	0	(9)
	10/2024		$1,061	AUD	1,559	17	0
	10/2024		1,064	CAD	1,443	3	0
	10/2024		12	CHF	10	0	0
	10/2024		100	ILS	376	1	0
	10/2024		950	PLN	3,647	0	(3)
	10/2024		178	SEK	1,800	0	(1)
	11/2024	CHF	10		$12	0	0
	11/2024	SEK	1,797		178	1	0
	11/2024		$1,697	NZD	2,685	9	0
	11/2024		1	PLN	2	0	0
	12/2024	TRY	39,448		$1,051	0	(16)
	12/2024		$2,693	TRY	101,274	32	0

BSH	10/2024	PEN	655		$175	0	(2)

CBK	10/2024	BRL	1,820		334	0	0
	10/2024	DKK	19		3	0	0
	10/2024	ILS	1,104		300	5	(1)
	10/2024	KRW	3,593,322		2,686	0	(40)
	10/2024	PEN	1,236		330	0	(3)
	10/2024	THB	1,827		55	0	(2)
	10/2024		$334	BRL	1,820	0	0
	10/2024		934	CNH	6,621	12	0
	10/2024		4,487	IDR	69,462,325	81	0

204	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$402	ILS	1,471	$0	$(7)
	10/2024		13,615	INR	1,145,156	38	0
	10/2024		1,607	ZAR	29,401	92	0
	10/2024	ZAR	6,550		$367	0	(12)
	11/2024	BRL	6,369		1,134	0	(31)
	11/2024	CNH	81,737		11,392	0	(313)
	11/2024	PEN	5,396		1,447	0	(7)
	11/2024	TWD	281,841		8,855	3	(96)
	11/2024		$334	BRL	1,826	0	0
	11/2024		3	DKK	19	0	0
	12/2024	MXN	34,325		$1,757	34	0
	12/2024	PEN	309		81	0	(2)
	02/2025		6,789		1,817	0	(12)

DUB	10/2024	CAD	350		259	0	0
	10/2024	KRW	3,398,769		2,546	0	(33)
	10/2024	PLN	2,824		737	3	0
	10/2024		$54	IDR	825,589	1	0
	10/2024		2,542	PLN	9,823	13	(4)
	11/2024		737		2,826	0	(3)
	02/2025	PEN	14,422		$3,850	0	(35)

FAR	10/2024	BRL	3,352		615	0	0
	10/2024	NZD	6,331		3,980	0	(42)
	10/2024		$7,080	AUD	10,300	41	0
	10/2024		607	BRL	3,352	9	0
	10/2024		90,326	EUR	80,776	0	(410)
	11/2024	AUD	10,300		$7,083	0	(41)
	11/2024	EUR	80,776		90,450	410	0
	11/2024		$3,980	NZD	6,331	43	0
	12/2024	PEN	3,447		$908	0	(21)

GLM	10/2024	BRL	1,201		220	0	(1)
	10/2024		$220	BRL	1,201	0	0
	10/2024		97	IDR	1,492,211	2	0
	10/2024		199	ILS	739	0	(1)
	10/2024		1,301	INR	109,458	4	0
	10/2024		1,974	PLN	7,834	61	0
	10/2024		1,002	SGD	1,303	12	0
	11/2024	CNH	5,866		$834	0	(6)
	11/2024	MXN	17,914		896	0	(5)
	12/2024		15,987		833	31	0
	12/2024		$220	BRL	1,210	1	0
	02/2025	MXN	23,271		$1,143	0	(15)
	04/2025	BRL	23,700		4,255	18	(2)
	04/2025	DKK	16,200		2,395	0	(46)

IND	10/2024	KRW	1,768,444		1,321	0	(21)
	10/2024		$549	IDR	8,475,115	9	0

JPM	10/2024	CAD	80,065		$59,436	234	0
	10/2024	CNH	27,096		3,786	0	(86)
	10/2024	DKK	197		30	0	0
	10/2024	ILS	4,759		1,276	6	(7)
	10/2024	INR	41,219		490	0	(1)
	10/2024	KRW	1,902,765		1,424	0	(20)
	10/2024		$964	CNH	6,868	18	0
	10/2024		32	DKK	213	0	0
	10/2024		86	IDR	1,333,947	1	0
	10/2024		854	INR	71,548	0	(1)
	10/2024		3,720	PLN	14,423	27	(1)
	10/2024		748	ZAR	13,596	37	0
	10/2024	ZAR	35,477		$1,950	0	(100)
	11/2024	CNH	1,802		255	0	(3)
	11/2024	TRY	15,119		408	0	(15)
	11/2024	TWD	33,285		1,024	0	(32)
	11/2024		$30	DKK	197	0	0
	11/2024		255	TRY	9,441	11	0
	11/2024		2,338	TWD	74,981	42	0
	12/2024		2,410	TRY	90,954	56	0
	04/2025	BRL	500		$89	0	(1)
	05/2025		$124	TRY	5,509	6	0

MBC	10/2024	JPY	66,700		$456	0	(8)
	10/2024	KRW	6,496,199		4,863	0	(66)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	205

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	PLN	2,546		$668	$6	$0
	10/2024	SEK	1,800		176	0	(2)
	10/2024		$13,809	CAD	18,553	0	(91)
	10/2024		6,352	GBP	4,749	0	(3)
	10/2024		511	IDR	7,926,580	10	0
	10/2024		3,955	SGD	5,081	0	(2)
	11/2024	CAD	18,538		$13,809	91	0
	11/2024	GBP	4,749		6,352	2	0
	11/2024	SGD	5,072		3,955	2	0
	11/2024	TWD	53,524		1,671	0	(28)
	11/2024		$1,393	CNH	9,850	17	0
	11/2024		1,965	EUR	1,753	0	(10)
	11/2024		2,596	PLN	10,024	13	(6)
	12/2024	MXN	7,071		$362	7	0

MYI	10/2024	CHF	491		579	0	(1)
	10/2024	DKK	186		28	0	0
	10/2024	EUR	80,241		89,428	107	0
	10/2024	KRW	2,517,246		1,882	0	(28)
	10/2024	SGD	6,383		4,902	0	(64)
	10/2024		$23	DKK	155	0	0
	10/2024		523	IDR	8,112,327	10	0
	11/2024	CNH	11,480		$1,592	0	(52)
	11/2024	TWD	78,752		2,466	2	(36)
	11/2024		$1,831	CNH	12,942	22	0
	11/2024		28	DKK	186	0	0
	12/2024	MXN	3,195		$159	0	(1)
	04/2025	DKK	18,800		2,776	0	(57)
	04/2025		$7,571	DKK	50,650	60	0

NGF	10/2024		1,779	IDR	27,483,540	28	0

RBC	10/2024	CAD	808		$597	0	(1)
	11/2024		226		167	0	0
	11/2024	TWD	16,007		506	0	(2)
	12/2024	MXN	18,548		933	3	0

SCX	10/2024	PEN	2,612		693	0	(11)
	10/2024		$19	DKK	129	0	0
	10/2024		100	IDR	1,547,700	2	0
	10/2024		5,032	INR	422,936	10	0
	11/2024	CNH	23,621		$3,261	0	(122)
	11/2024	TWD	14,868		463	0	(9)

SSB	10/2024	CAD	500		370	1	0
	12/2024		$736	MXN	14,098	0	(28)

TOR	10/2024	AUD	11,859		$8,043	0	(156)
	10/2024	CAD	18,325		13,615	65	0

UAG	10/2024	CHF	11,490		13,676	100	0
	10/2024		$13,466	CHF	11,423	30	0
	10/2024		1,433	PLN	5,566	13	0
	10/2024		927	ZAR	16,970	54	0
	11/2024	CHF	11,380		$13,466	0	(30)
	11/2024	TWD	193,084		6,118	0	(11)
	11/2024		$47	PLN	181	0	0
	04/2025	DKK	16,100		$2,375	0	(51)

Total Forward Foreign Currency Contracts						$2,620	$(2,877)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	52,000	$30	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	52,600	47	1

Total Purchased Options							$77	$1

206	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	800	$(3)	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	800	(3)	(3)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	500	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	500	(1)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	700	(1)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	700	(1)	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	900	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	800	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	900	(3)	(3)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	600	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	1,100	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,100	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	500	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	1,100	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	1,100	(3)	(4)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	400	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	700	(2)	(2)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	400	(1)	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	600	(2)	(2)

Total Written Options							$(74)	$(60)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,882	$(506)	$356	$0	$(150)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	RU20INTR Index	36,826	5.130% (FEDL01 plus a specified spread)	Maturity	02/05/2025	$387,080	$0	$39,396	$39,396	$0

BPS	Receive	RU20INTR Index	2,937	5.260% (FEDL01 plus a specified spread)	Monthly	01/15/2025	35,302	0	(131)	0	(131)

JPM	Receive	RU20INTR Index	524	5.260% (FEDL01 plus a specified spread)	Monthly	01/15/2025	6,298	0	(23)	0	(23)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	207

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MBC	Receive	RU20INTR Index	2,654	5.080% (FEDL01 plus a specified spread)	Monthly	11/06/2024	$31,901	$0	$(128)	$0	$(128)
	Receive	RU20INTR Index	19,749	5.100% (FEDL01 plus a specified spread)	Maturity	03/05/2025	205,593	0	24,180	24,180	0

RBC	Receive	RU20INTR Index	1,389	5.200% (FEDL01 plus a specified spread)	Monthly	01/08/2025	16,696	0	(69)	0	(69)

								$0	$63,225	$63,576	$(351)

Total Swap Agreements								$(506)	$63,581	$63,576	$(501)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$66	$0	$0	$66	$0	$0	$0	$0	$66	$0	$66
BOA	268	0	39,396	39,664	(22)	(3)	0	(25)	39,639	(38,410)	1,229
BPS	206	0	0	206	(391)	(3)	(131)	(525)	(319)	(1,240)	(1,559)
BRC	64	0	0	64	(107)	(6)	(150)	(263)	(199)	0	(199)
BSH	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
CBK	265	0	0	265	(526)	0	0	(526)	(261)	84	(177)
DUB	17	0	0	17	(75)	0	0	(75)	(58)	0	(58)
FAR	503	0	0	503	(514)	(17)	0	(531)	(28)	0	(28)
GLM	129	0	0	129	(76)	(19)	0	(95)	34	0	34
IND	9	0	0	9	(21)	0	0	(21)	(12)	0	(12)
JPM	438	0	0	438	(267)	(5)	(23)	(295)	143	(333)	(190)
MBC	148	0	24,180	24,328	(216)	0	(128)	(344)	23,984	(23,510)	474
MYC	0	1	0	1	0	(3)	0	(3)	(2)	(40)	(42)
MYI	201	0	0	201	(239)	0	0	(239)	(38)	304	266
NGF	28	0	0	28	0	0	0	0	28	0	28
RBC	3	0	0	3	(3)	0	(69)	(72)	(69)	0	(69)
SCX	12	0	0	12	(142)	0	0	(142)	(130)	54	(76)
SSB	1	0	0	1	(28)	0	0	(28)	(27)	0	(27)
TOR	65	0	0	65	(156)	0	0	(156)	(91)	0	(91)
UAG	197	0	0	197	(92)	(4)	0	(96)	101	0	101

Total Over the Counter	$2,620	$1	$63,576	$66,197	$(2,877)	$(60)	$(501)	$(3,438)

(i)

Securities with an aggregate market value of $442 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

208	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$413	$0	$56	$469
Swap Agreements	0	4	0	0	1,595	1,599

	$0	$4	$413	$0	$1,651	$2,068

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,620	$0	$2,620
Purchased Options	0	0	0	0	1	1
Swap Agreements	0	0	63,576	0	0	63,576

	$0	$0	$63,576	$2,620	$1	$66,197

	$0	$4	$63,989	$2,620	$1,652	$68,265

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	931	931
Swap Agreements	0	12	0	0	233	245

	$0	$12	$0	$0	$1,165	$1,177

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,877	$0	$2,877
Written Options	0	0	0	0	60	60
Swap Agreements	0	150	351	0	0	501

	$0	$150	$351	$2,877	$60	$3,438

	$0	$162	$351	$2,877	$1,225	$4,615

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$83	$83
Futures	0	0	(577)	0	5,223	4,646
Swap Agreements	0	1,805	0	0	3,324	5,129

	$0	$1,805	$(577)	$0	$8,630	$9,858

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$298	$0	$298
Purchased Options	0	0	0	0	(22)	(22)
Written Options	0	0	0	0	471	471
Swap Agreements	0	25	(3,285)	0	0	(3,260)

	$0	$25	$(3,285)	$298	$449	$(2,513)

	$0	$1,830	$(3,862)	$298	$9,079	$7,345

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	(1,533)	0	491	(1,042)
Swap Agreements	0	(943)	0	0	(18,810)	(19,753)

	$0	$(943)	$(1,533)	$0	$(18,324)	$(20,800)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,933)	$0	$(2,933)
Purchased Options	0	0	0	0	(145)	(145)
Written Options	0	0	0	0	(37)	(37)
Swap Agreements	0	(57)	19,505	0	0	19,448

	$0	$(57)	$19,505	$(2,933)	$(182)	$16,333

	$0	$(1,000)	$17,972	$(2,933)	$(18,506)	$(4,467)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	209

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$71,974	$0	$71,974
Industrials	0	20,606	0	20,606
Utilities	0	7,666	0	7,666
U.S. Government Agencies	0	497,137	0	497,137
U.S. Treasury Obligations	0	55,938	0	55,938
Non-Agency Mortgage-Backed Securities	0	101,994	0	101,994
Asset-Backed Securities	0	301,407	0	301,407
Sovereign Issues	0	31,715	0	31,715
Common Stocks
Communication Services	924	0	0	924
Consumer Discretionary	6,446	0	0	6,446
Consumer Staples	2,134	0	0	2,134
Energy	964	0	0	964
Financials	9,732	0	0	9,732
Health Care	7,743	0	0	7,743
Industrials	5,805	0	0	5,805
Information Technology	8,085	0	0	8,085
Materials	358	0	0	358
Short-Term Instruments
Commercial Paper	0	14,935	0	14,935
Repurchase Agreements	0	378,752	0	378,752

	$42,191	$1,482,124	$0	$1,524,315

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,558	$0	$0	$19,558

Total Investments	$61,749	$1,482,124	$0	$1,543,873

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(37,096)	$0	$(37,096)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	413	1,655	0	2,068
Over the counter	0	66,197	0	66,197

	$413	$67,852	$0	$68,265

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,177)	0	(1,177)
Over the counter	0	(3,288)	(150)	(3,438)

	$0	$(4,465)	$(150)	$(4,615)

Total Financial Derivative Instruments	$413	$63,387	$(150)	$63,650

Totals	$62,162	$1,508,415	$(150)	$1,570,427

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

210	PIMCO EQUITY-RELATED STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	211

Notes to Financial Statements	(Cont.)

held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAE Fundamental Advantage PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS EMG Fund	Quarterly	Quarterly

PIMCO RAE PLUS International Fund	Quarterly	Quarterly

PIMCO RAE PLUS Small Fund	Quarterly	Quarterly

PIMCO RAE Worldwide Long/Short PLUS Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly

PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred

212	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2024	(Unaudited)

or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	213

Notes to Financial Statements	(Cont.)

that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and

214	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2024	(Unaudited)

procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$36,944	$1,025	$0	$0	$85	$38,054	$1,043	$0

PIMCO RAE PLUS Fund	49,491	1,375	0	0	113	50,979	1,397	0

PIMCO RAE PLUS EMG Fund	17,554	488	0	0	40	18,082	496	0

PIMCO RAE PLUS International Fund	13,786	383	0	0	32	14,201	389	0

PIMCO RAE PLUS Small Fund	11,444	318	0	0	26	11,788	323	0

PIMCO StocksPLUS® Fund	100,266	2,785	0	0	229	103,280	2,831	0

PIMCO StocksPLUS® Absolute Return Fund	115,811	3,182	(59,395)	(1,609)	1,873	59,862	3,243	0

PIMCO StocksPLUS® International Fund (Unhedged)	11,417	0	(11,423)	76	(70)	0	31	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	129,476	3,596	0	0	296	133,368	3,655	0

PIMCO StocksPLUS® Short Fund	10,290	286	(1)	0	24	10,599	291	0

PIMCO StocksPLUS® Small Fund	52,713	1,242	(54,075)	(1,229)	1,349	0	1,464	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$115	$9,096	$(8,900)	$4	$0	$315	$95	$0

PIMCO RAE PLUS Fund	15,526	51,401	(64,800)	13	(6)	2,134	211	0

PIMCO RAE PLUS EMG Fund	7,999	2,230	(10,201)	3	1	32	134	0

PIMCO RAE PLUS International Fund	1,281	35	0	0	1	1,317	36	0

PIMCO RAE PLUS Small Fund	4,076	2,142	(6,200)	1	1	20	45	0

PIMCO RAE Worldwide Long/Short PLUS Fund	32,000	7,564	(21,200)	(168)	191	18,387	681	0

PIMCO StocksPLUS® Fund	26,348	210,708	(221,700)	37	1	15,394	721	0

PIMCO StocksPLUS® Absolute Return Fund	0	322,323	(236,900)	33	51	85,507	1,111	0

PIMCO StocksPLUS® International Fund (Unhedged)	0	55,411	(40,900)	6	5	14,522	209	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	101,866	940,786	(925,800)	194	58	117,104	2,431	0

PIMCO StocksPLUS® Long Duration Fund	63,309	517,911	(579,400)	17	0	1,837	418	0

PIMCO StocksPLUS® Short Fund	5,041	21,996	(19,400)	3	3	7,643	98	0

PIMCO StocksPLUS® Small Fund	0	156,633	(137,100)	20	5	19,558	230	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that

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private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified

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Notes to Financial Statements	(Cont.)

institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are

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held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its

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Notes to Financial Statements	(Cont.)

total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying

222	PIMCO EQUITY-RELATED STRATEGY FUNDS

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the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before

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Notes to Financial Statements	(Cont.)

netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name

224	PIMCO EQUITY-RELATED STRATEGY FUNDS

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has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund	PIMCO StocksPLUS® Fund

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	—	—	—

Liquidity	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X

Smaller Company	—	—	—	—	X	—	—

Management	X	X	X	X	X	X	X

Model	X	X	X	X	X	X	—

Short Exposure	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	—

LIBOR Transition	X	X	X	X	X	X	X

	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	X	—

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	—	—	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Smaller Company	—	—	—	—	—	X

Management	X	X	X	X	X	X

Model	—	—	—	—	—	—

Short Exposure	X	X	X	X	X	X

Value Investing	—	—	—	—	—	—

LIBOR Transition	X	X	X	X	X	X

226	PIMCO EQUITY-RELATED STRATEGY FUNDS

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Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk is the risk that fixed income securities and dividend-paying equity securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Inverse Correlation and Compounding Risk is the risk that a Fund’s performance may vary substantially from the inverse performance of the Fund’s index for a number of reasons, including the effects of compounding on the performance of the Fund’s derivatives short positions for periods greater than one day, the results of PIMCO’s active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund’s level of short exposure) and that derivatives positions in general may not correlate exactly with an index.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as

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risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

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LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences.

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In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and

230	PIMCO EQUITY-RELATED STRATEGY FUNDS

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termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA

Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Class A		Class C	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	N/A		N/A		0.40%		N/A	N/A
PIMCO RAE PLUS Fund	0.54%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO RAE PLUS EMG Fund	0.80%	0.30%	0.40%		N/A		0.45%		0.45%	N/A
PIMCO RAE PLUS International Fund	0.57%	0.25%	0.35%		N/A		0.35%		N/A	0.35%	*
PIMCO RAE PLUS Small Fund	0.59%	0.25%	0.35%		N/A		0.35%		0.35%	0.35%	*
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%		N/A		0.40%		0.40%	N/A
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		0.50%	(1)	0.45%		0.45%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A		0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.45%	(1)	0.40%		0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives

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distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO StocksPLUS® Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%) and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO StocksPLUS® Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO RAE PLUS Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund and PIMCO

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StocksPLUS® Small Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO RAE PLUS Fund	$1

PIMCO StocksPLUS® Fund	10

PIMCO StocksPLUS® Absolute Return Fund	3

PIMCO StocksPLUS® International Fund (Unhedged)	4

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	11

PIMCO StocksPLUS® Short Fund	1

PIMCO StocksPLUS® Small Fund	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAE Fundamental Advantage PLUS Fund	$1,764,514	$1,603,675	$35,296	$81,852

PIMCO RAE PLUS Fund	3,377,275	2,923,583	329,184	163,405

PIMCO RAE PLUS EMG Fund	586,875	524,246	60,735	34,516

PIMCO RAE PLUS International Fund	441,514	412,192	34,520	25,966

PIMCO RAE PLUS Small Fund	519,876	468,072	68,644	26,082

PIMCO RAE Worldwide Long/Short PLUS Fund	1,469,828	1,353,396	126,890	94,800

PIMCO StocksPLUS® Fund	2,025,055	1,622,866	746,446	334,525

PIMCO StocksPLUS® Absolute Return Fund	5,961,007	5,513,116	371,968	371,480

PIMCO StocksPLUS® International Fund (Unhedged)	356,745	317,297	44,927	28,695

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	6,541,697	5,938,451	890,471	349,861

PIMCO StocksPLUS® Long Duration Fund	1,364,984	1,445,772	91,702	51,697

PIMCO StocksPLUS® Short Fund	254,918	226,391	13,210	18,546

PIMCO StocksPLUS® Small Fund	3,199,115	2,888,396	185,460	183,474

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	233

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund				PIMCO RAE PLUS Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,264	$43,005	25,973	$214,505	3,291	$65,822	2,094	$37,060

I-2	N/A	N/A	N/A	N/A	1,405	27,304	3,311	58,834

I-3	N/A	N/A	N/A	N/A	73	1,423	34	581

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	8	60	23	180	827	14,587	1,641	25,711

Class C	N/A	N/A	N/A	N/A	125	1,811	148	1,964

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,415	11,374	2,133	17,797	789	15,402	756	14,088

I-2	N/A	N/A	N/A	N/A	446	8,552	447	8,210

I-3	N/A	N/A	N/A	N/A	8	154	8	141

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	29	225	38	303	1,058	18,420	1,162	19,439

Class C	N/A	N/A	N/A	N/A	114	1,626	136	1,869

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(10,378)	(86,769)	(32,058)	(265,910)	(1,710)	(33,831)	(7,160)	(123,347)

I-2	N/A	N/A	N/A	N/A	(1,351)	(26,295)	(3,931)	(67,721)

I-3	N/A	N/A	N/A	N/A	(12)	(223)	(459)	(7,764)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(17)	(137)	(360)	(2,837)	(2,249)	(39,778)	(6,377)	(100,003)

Class C	N/A	N/A	N/A	N/A	(564)	(8,141)	(1,799)	(23,165)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(3,679)	$(32,242)	(4,251)	$(35,962)	2,250	$46,833	(9,989)	$(154,103)

234	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2024	(Unaudited)

PIMCO RAE PLUS EMG Fund				PIMCO RAE PLUS International Fund				PIMCO RAE PLUS Small Fund

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,979	$36,525	9,973	$64,999	761	$5,561	1,031	$7,114	2,275	$37,173	1,241	$17,571

643	4,742	790	5,371	23	168	16	111	881	14,333	505	6,773

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

3,633	25,806	484	3,042	175	1,226	413	2,778	136	2,091	192	2,557

41	269	22	134	N/A	N/A	N/A	N/A	27	350	25	310

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,758	12,519	1,857	12,603	874	6,287	1,299	9,086	322	5,167	327	5,146

50	354	53	358	4	28	5	33	59	932	52	803

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

100	683	89	583	27	186	35	232	49	749	58	871

9	57	6	34	N/A	N/A	N/A	N/A	11	152	14	180

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(10,155)	(74,789)	(11,777)	(77,940)	(4,568)	(33,530)	(5,227)	(36,041)	(1,013)	(16,587)	(2,428)	(34,328)

(764)	(5,711)	(964)	(6,494)	(19)	(137)	(26)	(175)	(150)	(2,417)	(1,087)	(14,793)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(3,674)	(26,556)	(696)	(4,394)	(229)	(1,623)	(525)	(3,519)	(199)	(3,049)	(626)	(8,284)

(12)	(77)	(42)	(240)	N/A	N/A	N/A	N/A	(48)	(647)	(113)	(1,330)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(3,392)	$(26,178)	(205)	$(1,944)	(2,952)	$(21,834)	(2,979)	$(20,381)	2,350	$38,247	(1,840)	$(24,524)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	235

Notes to Financial Statements	(Cont.)

	PIMCO RAE Worldwide Long/Short PLUS Fund				PIMCO StocksPLUS® Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,564	$12,308	19,567	$150,380	10,052	$127,319	22,186	$246,691

I-2	11	91	648	5,025	1,468	18,503	3,225	36,622

I-3	N/A	N/A	N/A	N/A	187	2,362	989	11,185

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	110	886	277	2,129	1,516	16,687	3,566	34,159

Class C	19	151	11	93	385	3,785	802	6,955

Class R	N/A	N/A	N/A	N/A	336	3,931	648	6,685
Issued as reinvestment of distributions

Institutional Class	2,720	21,611	4,162	31,021	4,444	57,518	6,945	79,828

I-2	18	139	30	225	225	2,901	254	2,933

I-3	N/A	N/A	N/A	N/A	91	1,174	115	1,324

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	114	901	151	1,117	1,104	12,262	1,680	16,713

Class C	6	48	12	88	175	1,734	279	2,488

Class R	N/A	N/A	N/A	N/A	154	1,808	233	2,444
Cost of shares redeemed

Institutional Class	(14,357)	(115,549)	(31,527)	(243,434)	(16,319)	(209,418)	(40,475)	(450,341)

I-2	(74)	(593)	(1,146)	(8,832)	(739)	(9,375)	(2,186)	(24,166)

I-3	N/A	N/A	N/A	N/A	(165)	(2,095)	(251)	(2,792)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(283)	(2,254)	(798)	(6,106)	(2,950)	(32,528)	(6,934)	(66,566)

Class C	(71)	(566)	(250)	(1,916)	(1,008)	(9,898)	(2,236)	(19,024)

Class R	N/A	N/A	N/A	N/A	(504)	(5,854)	(1,430)	(14,689)

Net increase (decrease) resulting from Fund share transactions	(10,223)	$(82,827)	(8,863)	$(70,210)	(1,548)	$(19,184)	(12,590)	$(129,551)

236	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2024	(Unaudited)

PIMCO StocksPLUS® Absolute Return Fund				PIMCO StocksPLUS® International Fund (Unhedged)				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

3,293	$40,606	11,184	$116,506	839	$9,618	4,746	$50,472	36,631	322,462	50,773	$421,521

1,891	22,769	4,916	50,940	679	7,752	1,448	15,430	21,170	182,121	34,602	281,093

80	995	787	8,490	406	4,560	1,105	11,634	1,136	9,651	3,974	31,611

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,637	19,498	4,314	43,561	576	6,045	1,157	11,450	5,435	43,397	10,961	82,917

251	2,473	833	6,988	1	16	17	145	656	4,461	1,273	8,362

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

2,308	28,902	3,251	36,081	343	3,910	488	5,384	11,598	99,067	14,221	116,844

749	9,150	1,127	12,203	59	676	53	587	6,248	52,392	7,543	60,994

35	426	36	393	56	635	41	457	382	3194	421	3,401

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,280	15,463	1,727	18,548	117	1,220	125	1,273	3,321	25,773	4,904	36,859

237	2,361	330	2,951	5	42	5	45	490	3,210	729	4,717

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(15,224)	(188,069)	(30,242)	(309,783)	(4,425)	(50,349)	(3,090)	(32,282)	(27,209)	(234,977)	(32,060)	(262,684)

(6,244)	(75,623)	(12,348)	(126,064)	(310)	(3,528)	(927)	(9,945)	(11,068)	(94,650)	(23,489)	(189,482)

(73)	(886)	(75)	(805)	(409)	(4,620)	(315)	(3,298)	(1,454)	(12,444)	(962)	(7,797)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(5,176)	(61,900)	(11,878)	(120,550)	(825)	(8,665)	(2,100)	(20,761)	(7,491)	(59,617)	(14,456)	(108,574)

(1,178)	(11,566)	(4,104)	(34,644)	(23)	(209)	(99)	(844)	(988)	(6,692)	(3,217)	(20,904)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(16,134)	$(195,401)	(30,142)	$(295,185)	(2,911)	$(32,897)	2,654	$29,747	38,857	337,348	55,217	$458,878

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	237

Notes to Financial Statements	(Cont.)

	PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	7,016	$120,602	30,232	$459,824	2,212	$16,319	10,520	$87,200

I-2	N/A	N/A	N/A	N/A	3,401	25,510	17,852	150,989

I-3	N/A	N/A	N/A	N/A	150	1,103	135	1,137

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	479	3,429	1,353	10,765

Class C	N/A	N/A	N/A	N/A	52	341	215	1,619

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	3,573	61,526	3,540	56,449	0	0	0	0

I-2	N/A	N/A	N/A	N/A	0	0	0	0

I-3	N/A	N/A	N/A	N/A	0	0	0	0

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	0	0	0	0

Class C	N/A	N/A	N/A	N/A	0	0	0	0

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(25,174)	(419,691)	(28,163)	(418,326)	(3,306)	(25,054)	(14,119)	(117,507)

I-2	N/A	N/A	N/A	N/A	(3,016)	(22,491)	(33,443)	(277,816)

I-3	N/A	N/A	N/A	N/A	(457)	(3,377)	(2,989)	(25,547)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(505)	(3,611)	(1,775)	(14,168)

Class C	N/A	N/A	N/A	N/A	(92)	(606)	(281)	(2,079)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(14,585)	$(237,563)	5,609	$97,947	(1,082)	$(8,437)	(22,532)	$(185,407)

238	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2024	(Unaudited)

PIMCO StocksPLUS® Small Fund

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares		Amount

2,246	$16,956	13,358		$91,713

2,374	18,159	3,450		23,339

174	1,282	146		987

N/A	N/A	5	(a)	32	(a)

951	6,827	2,269		14,703

134	808	252		1,390

N/A	N/A	N/A		N/A

1,981	14,728	3,278		23,653

287	2,094	454		3,218

15	112	18		129

N/A	N/A	5	(a)	34	(a)

755	5,328	1,183		8,129

110	645	164		943

N/A	N/A	N/A		N/A

(16,790)	(126,546)	(30,713)		(208,568)

(3,216)	(23,526)	(10,075)		(67,152)

(89)	(670)	(159)		(1,085)

N/A	N/A	(207	)(a)	(1,463	)(a)

(4,191)	(30,045)	(13,988)		(91,367)

(748)	(4,472)	(2,164)		(11,724)

N/A	N/A	N/A		N/A

(16,007)	$(118,320)	(32,724)		$(213,089)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on March 15, 2024.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RAE Fundamental Advantage PLUS Fund	0	1	0%	84%

PIMCO RAE PLUS Fund	4	0	44%	0%

PIMCO RAE PLUS EMG Fund	0	1	0%	51%

PIMCO RAE PLUS International Fund	0	1	0%	72%

PIMCO RAE PLUS Small Fund	3	0	67%	0%

PIMCO RAE Worldwide Long/Short PLUS Fund	0	1	0%	81%

PIMCO StocksPLUS® Fund	1	0	60%	0%

PIMCO StocksPLUS® Absolute Return Fund	1	0	20%	0%

PIMCO StocksPLUS® International Fund (Unhedged)	3	0	48%	0%

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2	0	27%	0%

PIMCO StocksPLUS® Long Duration Fund	2	0	44%	0%

PIMCO StocksPLUS® Short Fund	3	0	63%	0%

PIMCO StocksPLUS® Small Fund	1	0	27%	0%

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	239

Notes to Financial Statements	(Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAE Fundamental Advantage PLUS Fund*	$693,386	$235,620

PIMCO RAE PLUS Fund	27,738	0

PIMCO RAE PLUS EMG Fund*	160,238	40,752

PIMCO RAE PLUS International Fund*	1,934	7,493

PIMCO RAE PLUS Small Fund*	16,331	3,693

PIMCO RAE Worldwide Long/Short PLUS Fund	88,630	78,492

PIMCO StocksPLUS® Fund	0	0

PIMCO StocksPLUS® Absolute Return Fund	0	0

PIMCO StocksPLUS® International Fund (Unhedged)*	23,512	59,348

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	94,051	19,469

PIMCO StocksPLUS® Long Duration Fund	96,391	60,064

PIMCO StocksPLUS® Short Fund*	1,083,183	3,028,028

PIMCO StocksPLUS® Small Fund	92,550	217,479

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO RAE Fundamental Advantage PLUS Fund	$885,549	$59,349	$(52,519)	$6,830

PIMCO RAE PLUS Fund	1,870,089	115,587	(42,585)	73,002

PIMCO RAE PLUS EMG Fund	364,328	19,496	(15,749)	3,747

PIMCO RAE PLUS International Fund	212,193	7,372	(8,301)	(929)

PIMCO RAE PLUS Small Fund	325,008	9,039	(8,447)	592

PIMCO RAE Worldwide Long/Short PLUS Fund	803,674	20,973	(37,073)	(16,100)

240	PIMCO EQUITY-RELATED STRATEGY FUNDS

September 30, 2024	(Unaudited)

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO StocksPLUS® Fund	$3,440,448	$181,551	$(42,380)	$139,171

PIMCO StocksPLUS® Absolute Return Fund	3,021,860	210,601	(76,785)	133,816

PIMCO StocksPLUS® International Fund (Unhedged)	254,443	9,706	(8,508)	1,198

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	4,199,361	248,035	(117,337)	130,698

PIMCO StocksPLUS® Long Duration Fund	1,464,441	31,058	(181,854)	(150,796)

PIMCO StocksPLUS® Short Fund	160,611	3,142	(13,743)	(10,601)

PIMCO StocksPLUS® Small Fund	1,547,128	97,926	(51,639)	46,287

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, and short positions.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	241

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	ULO	UBS AG London

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

EUREX	Eurex Exchange

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index

BOBL	Bundesobligation, the German word for federal government bond	ERAUSLT	eRAFI U.S. Large Strategy Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index

CAONREPO	Canadian Overnight Repo Rate Average	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index

CDX.EM	Credit Derivatives Index - Emerging Markets	FEDL01	Federal funds effective rate	RU20INTR	Russell 2000 Total Return Index

CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	S&P 500	Standard & Poor’s 500 Index

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SOFR	Secured Overnight Financing Rate

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	SOFRINDX	Secured Overnight Financing Rate Index

EAFE	Europe, Australasia, and Far East Stock Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	SONIO	Sterling Overnight Interbank Average Rate

ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF	TSFR3M	Term SOFR 3-Month Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	DAC	Designated Activity Company	SPDR	Standard & Poor’s Depositary Receipts

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind

242	PIMCO EQUITY-RELATED STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	243

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

244	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	245

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

246	PIMCO EQUITY-RELATED STRATEGY FUNDS

(Unaudited)

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	247

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

248	PIMCO EQUITY-RELATED STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSEQSFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

International Bond Funds

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency and Short-Term Investments Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Emerging Markets Local Currency and Bond Fund

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

PIMCO International Bond Fund (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged) (each, a “Fund” and collectively, the “Funds”).

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

2	PIMCO INTERNATIONAL BOND FUNDS

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority ("FCA"), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	04/27/18	—	07/31/97	07/31/97	Diversified
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	—	—	—	—	—	Diversified
PIMCO Emerging Markets Currency and Short-Term Investments Fund	05/31/05	05/31/05	04/30/08	—	—	05/31/05	—	Diversified
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	—	—	—	—	—	Diversified
PIMCO Emerging Markets Local Currency and Bond Fund	12/29/06	12/29/06	05/30/08	04/27/18	—	07/31/07	07/31/07	Non-diversified
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	—	—	—	02/05/09	—	Diversified
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	—	—	10/02/95	10/02/95	Non-diversified
PIMCO International Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	04/27/18	02/28/06	07/30/04	07/30/04	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to

4	PIMCO INTERNATIONAL BOND FUNDS

shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.45	$0.28	$0.31	$0.59	$(0.29)	$0.00	$0.00	$(0.29)

03/31/2024	8.04	0.49	0.42	0.91	(0.44)	0.00	(0.06)	(0.50)

03/31/2023	9.29	0.43	(1.06)	(0.63)	(0.62)	0.00	0.00	(0.62)

03/31/2022	10.27	0.42	(0.96)	(0.54)	(0.44)	0.00	0.00	(0.44)

03/31/2021	9.20	0.43	1.09	1.52	(0.45)	0.00	0.00	(0.45)

03/31/2020	10.27	0.47	(1.05)	(0.58)	(0.49)	0.00	0.00	(0.49)
I-2

04/01/2024 - 09/30/2024+	8.45	0.28	0.31	0.59	(0.29)	0.00	0.00	(0.29)

03/31/2024	8.04	0.49	0.42	0.91	(0.44)	0.00	(0.06)	(0.50)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.96)	(0.55)	(0.43)	0.00	0.00	(0.43)

03/31/2021	9.20	0.42	1.09	1.51	(0.44)	0.00	0.00	(0.44)

03/31/2020	10.27	0.46	(1.05)	(0.59)	(0.48)	0.00	0.00	(0.48)
I-3

04/01/2024 - 09/30/2024+	8.45	0.28	0.30	0.58	(0.28)	0.00	0.00	(0.28)

03/31/2024	8.04	0.49	0.41	0.90	(0.43)	0.00	(0.06)	(0.49)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.97)	(0.56)	(0.42)	0.00	0.00	(0.42)

03/31/2021	9.20	0.41	1.09	1.50	(0.43)	0.00	0.00	(0.43)

03/31/2020	10.27	0.46	(1.06)	(0.60)	(0.47)	0.00	0.00	(0.47)
Class A

04/01/2024 - 09/30/2024+	8.45	0.27	0.31	0.58	(0.28)	0.00	0.00	(0.28)

03/31/2024	8.04	0.47	0.41	0.88	(0.41)	0.00	(0.06)	(0.47)

03/31/2023	9.29	0.40	(1.06)	(0.66)	(0.59)	0.00	0.00	(0.59)

03/31/2022	10.27	0.39	(0.97)	(0.58)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.20	0.39	1.09	1.48	(0.41)	0.00	0.00	(0.41)

03/31/2020	10.27	0.43	(1.05)	(0.62)	(0.45)	0.00	0.00	(0.45)
Class C

04/01/2024 - 09/30/2024+	8.45	0.24	0.30	0.54	(0.24)	0.00	0.00	(0.24)

03/31/2024	8.04	0.41	0.41	0.82	(0.35)	0.00	(0.06)	(0.41)

03/31/2023	9.29	0.33	(1.05)	(0.72)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.27	0.31	(0.97)	(0.66)	(0.32)	0.00	0.00	(0.32)

03/31/2021	9.20	0.31	1.09	1.40	(0.33)	0.00	0.00	(0.33)

03/31/2020	10.27	0.35	(1.05)	(0.70)	(0.37)	0.00	0.00	(0.37)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.02	$0.24	$0.27	$0.51	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2024	8.91	0.43	0.13	0.56	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.42	0.35	(0.49)	(0.14)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.83	0.36	(1.41)	(1.05)	(0.36)	0.00	0.00	(0.36)

03/31/2021	9.44	0.41	1.38	1.79	(0.40)	0.00	0.00	(0.40)

03/31/2020	10.50	0.49	(1.07)	(0.58)	(0.48)	0.00	0.00	(0.48)

PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class

04/01/2024 - 09/30/2024+	$7.38	$0.24	$0.12	$0.36	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2024	7.51	0.49	(0.10)	0.39	(0.35)	0.00	(0.17)	(0.52)

03/31/2023	7.68	0.26	(0.16)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.33)	(0.11)	(0.12)	0.00	0.00	(0.12)

03/31/2021	7.04	0.22	0.75	0.97	0.00	0.00	(0.10)	(0.10)

03/31/2020	8.05	0.33	(1.02)	(0.69)	(0.08)	0.00	(0.24)	(0.32)
I-2

04/01/2024 - 09/30/2024+	7.38	0.24	0.12	0.36	(0.26)	0.00	0.00	(0.26)

03/31/2024	7.51	0.48	(0.10)	0.38	(0.34)	0.00	(0.17)	(0.51)

03/31/2023	7.68	0.28	(0.18)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.34)	(0.12)	(0.11)	0.00	0.00	(0.11)

03/31/2021	7.04	0.22	0.74	0.96	0.00	0.00	(0.09)	(0.09)

03/31/2020	8.05	0.33	(1.03)	(0.70)	(0.07)	0.00	(0.24)	(0.31)

6	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.75	7.16%	$1,035,854	1.23	%*	1.23	%*	0.83	%*	0.83	%*	6.70	%*	42%

8.45	11.84	882,087	1.30		1.30		0.83		0.83		6.19		55

8.04	(6.59)	2,049,059	0.93		0.93		0.83		0.83		5.17		54

9.29	(5.58)	2,761,793	0.84		0.84		0.83		0.83		4.15		40

10.27	16.59	2,052,215	0.87		0.87		0.83		0.83		4.10		69

9.20	(6.15)	1,535,816	0.88		0.88		0.83		0.83		4.51		97

8.75	7.10	367,344	1.33	*	1.33	*	0.93	*	0.93	*	6.53	*	42

8.45	11.74	479,591	1.40		1.40		0.93		0.93		6.13		55

8.04	(6.68)	620,957	1.03		1.03		0.93		0.93		5.07		54

9.29	(5.67)	726,918	0.94		0.94		0.93		0.93		4.02		40

10.27	16.47	202,226	0.97		0.97		0.93		0.93		4.01		69

9.20	(6.24)	128,568	0.98		0.98		0.93		0.93		4.42		97

8.75	7.08	18,571	1.38	*	1.43	*	0.98	*	1.03	*	6.55	*	42

8.45	11.68	15,903	1.45		1.50		0.98		1.03		6.09		55

8.04	(6.72)	13,501	1.08		1.13		0.98		1.03		5.07		54

9.29	(5.72)	10,400	0.99		1.04		0.98		1.03		3.97		40

10.27	16.42	8,599	1.02		1.07		0.98		1.03		3.97		69

9.20	(6.29)	2,754	1.03		1.08		0.98		1.03		4.38		97

8.75	6.96	145,053	1.60	*	1.60	*	1.20	*	1.20	*	6.33	*	42

8.45	11.44	129,044	1.67		1.67		1.20		1.20		5.87		55

8.04	(6.94)	135,285	1.30		1.30		1.20		1.20		4.79		54

9.29	(5.93)	176,188	1.21		1.21		1.20		1.20		3.75		40

10.27	16.16	214,401	1.24		1.24		1.20		1.20		3.73		69

9.20	(6.49)	189,790	1.25		1.25		1.20		1.20		4.14		97

8.75	6.56	5,106	2.35	*	2.35	*	1.95	*	1.95		5.58	*	42

8.45	10.62	4,705	2.42		2.42		1.95		1.95		5.12		55

8.04	(7.64)	5,356	2.05		2.05		1.95		1.95		4.02		54

9.29	(6.63)	7,851	1.96		1.96		1.95		1.95		2.99		40

10.27	15.29	12,042	1.99		1.99		1.95		1.95		2.96		69

9.20	(7.19)	20,216	2.00		2.00		1.95		1.95		3.39		97

$9.28	5.70%	$83,224	1.10	%*(f)	1.10	%*(f)	0.89	%*(f)	0.89	%*(f)	5.34	%*	44%

9.02	6.49	98,427	0.98		0.98		0.90		0.90		4.92		89

8.91	(1.38)	94,702	0.91		0.91		0.90		0.90		3.97		50

9.42	(10.00)	116,909	0.90		0.90		0.90		0.90		3.39		39

10.83	19.09	180,962	0.90		0.90		0.90		0.90		3.86		58

9.44	(6.00)	118,363	1.02		1.02		0.90		0.90		4.60		67

$7.48	5.04%	$504,906	1.04	%*	1.04	%*	0.85	%*	0.85	%*	6.66	%*	79%

7.38	5.40	483,502	1.09		1.09		0.85		0.85		6.64		254

7.51	1.49	539,858	1.02		1.02		0.85		0.85		3.54		96

7.68	(1.40)	595,946	0.86		0.86		0.85		0.85		2.82		57

7.91	13.78	684,658	0.87		0.87		0.85		0.85		2.89		79

7.04	(8.98)	1,979,921	0.88		0.88		0.85		0.85		4.19		84

7.48	4.98	6,966	1.14	*	1.14	*	0.95	*	0.95	*	6.60	*	79

7.38	5.29	7,024	1.19		1.19		0.95		0.95		6.53		254

7.51	1.39	9,080	1.12		1.12		0.95		0.95		3.75		96

7.68	(1.50)	5,385	0.96		0.96		0.95		0.95		2.72		57

7.91	13.67	4,993	0.97		0.97		0.95		0.95		2.85		79

7.04	(9.07)	4,518	0.98		0.98		0.95		0.95		4.12		84

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)
Class A

04/01/2024 - 09/30/2024+	$7.38	$0.23	$0.12	$0.35	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2024	7.51	0.46	(0.10)	0.36	(0.32)	0.00	(0.17)	(0.49)

03/31/2023	7.68	0.24	(0.17)	0.07	(0.05)	0.00	(0.19)	(0.24)

03/31/2022	7.91	0.19	(0.33)	(0.14)	(0.09)	0.00	0.00	(0.09)

03/31/2021	7.04	0.20	0.74	0.94	0.00	0.00	(0.07)	(0.07)

03/31/2020	8.05	0.31	(1.03)	(0.72)	(0.05)	0.00	(0.24)	(0.29)

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$6.13	$0.20	$0.21	$0.41	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	6.00	0.35	0.13	0.48	(0.29)	0.00	(0.06)	(0.35)

03/31/2023	6.35	0.27	(0.32)	(0.05)	(0.27)	0.00	(0.03)	(0.30)

03/31/2022	7.18	0.28	(0.82)	(0.54)	(0.29)	0.00	0.00	(0.29)

03/31/2021	6.38	0.26	0.85	1.11	(0.10)	0.00	(0.21)	(0.31)

03/31/2020	7.24	0.16	(0.63)	(0.47)	(0.32)	0.00	(0.07)	(0.39)

PIMCO Emerging Markets Local Currency and Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$5.87	$0.20	$0.21	$0.41	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	5.73	0.33	0.13	0.46	(0.13)	0.00	(0.19)	(0.32)

03/31/2023	5.77	0.27	(0.06)	0.21	(0.14)	0.00	(0.11)	(0.25)

03/31/2022	6.43	0.26	(0.62)	(0.36)	(0.30)	0.00	0.00	(0.30)

03/31/2021	5.69	0.32	0.75	1.07	(0.08)	0.00	(0.25)	(0.33)

03/31/2020	6.70	0.45	(1.02)	(0.57)	0.00	0.00	(0.44)	(0.44)
I-2

04/01/2024 - 09/30/2024+	5.87	0.20	0.21	0.41	(0.20)	0.00	0.00	(0.20)

03/31/2024	5.73	0.33	0.13	0.46	(0.13)	0.00	(0.19)	(0.32)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.76	1.07	(0.08)	0.00	(0.25)	(0.33)

03/31/2020	6.70	0.44	(1.02)	(0.58)	0.00	0.00	(0.43)	(0.43)
I-3

04/01/2024 - 09/30/2024+	5.87	0.20	0.21	0.41	(0.20)	0.00	0.00	(0.20)

03/31/2024	5.73	0.33	0.12	0.45	(0.12)	0.00	(0.19)	(0.31)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.75	1.06	(0.07)	0.00	(0.25)	(0.32)

03/31/2020	6.70	0.44	(1.02)	(0.58)	0.00	0.00	(0.43)	(0.43)
Class A

04/01/2024 - 09/30/2024+	5.87	0.19	0.21	0.40	(0.19)	0.00	0.00	(0.19)

03/31/2024	5.73	0.31	0.13	0.44	(0.11)	0.00	(0.19)	(0.30)

03/31/2023	5.77	0.25	(0.06)	0.19	(0.12)	0.00	(0.11)	(0.23)

03/31/2022	6.43	0.24	(0.63)	(0.39)	(0.27)	0.00	0.00	(0.27)

03/31/2021	5.69	0.29	0.76	1.05	(0.06)	0.00	(0.25)	(0.31)

03/31/2020	6.70	0.42	(1.02)	(0.60)	0.00	0.00	(0.41)	(0.41)
Class C

04/01/2024 - 09/30/2024+	5.87	0.17	0.21	0.38	(0.17)	0.00	0.00	(0.17)

03/31/2024	5.73	0.27	0.13	0.40	(0.07)	0.00	(0.19)	(0.26)

03/31/2023	5.77	0.21	(0.06)	0.15	(0.08)	0.00	(0.11)	(0.19)

03/31/2022	6.43	0.20	(0.64)	(0.44)	(0.22)	0.00	0.00	(0.22)

03/31/2021	5.69	0.24	0.76	1.00	(0.01)	0.00	(0.25)	(0.26)

03/31/2020	6.70	0.37	(1.02)	(0.65)	0.00	0.00	(0.36)	(0.36)

8	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.48	4.83%	$7,218	1.44	%*	1.44	%*	1.25	%*	1.25	%*	6.26	%*	79%

7.38	4.98	7,554	1.49		1.49		1.25		1.25		6.23		254

7.51	1.09	9,443	1.42		1.42		1.25		1.25		3.31		96

7.68	(1.80)	7,690	1.26		1.26		1.25		1.25		2.40		57

7.91	13.33	9,244	1.27		1.27		1.25		1.25		2.55		79

7.04	(9.34)	10,329	1.28		1.28		1.25		1.25		3.84		84

$6.34	6.85%	$222,630	0.09	%*	0.94	%*	0.09	%*	0.94	%*	6.54	%*	29%

6.13	8.28	266,000	0.16		0.95		0.15		0.94		5.78		51

6.00	(0.52)	277,099	0.16		0.94		0.16		0.94		4.52		12

6.35	(7.88)	267,820	0.14		0.94		0.14		0.94		4.01		29

7.18	17.52	359,989	0.09		0.94		0.09		0.94		3.60		41

6.38	(7.05)	240,570	0.08		0.94		0.08		0.94		2.12		21

$6.08	7.26%	$1,161,249	1.66	%*	1.66	%*	0.90	%*	0.90	%*	6.99	%*	94%

5.87	8.31	1,246,885	2.02		2.02		0.90		0.90		5.76		135

5.73	3.98	1,520,545	1.46		1.46		0.90		0.90		4.89		135

5.77	(5.96)	2,312,938	1.22		1.22		0.90		0.90		4.12		108

6.43	18.93	1,217,887	1.25		1.25		0.90		0.90		4.90		123

5.69	(9.48)	1,270,257	1.70		1.70		0.90		0.90		6.50		197

6.08	7.21	149,477	1.76	*	1.76	*	1.00	*	1.00	*	6.90	*	94

5.87	8.21	127,371	2.12		2.12		1.00		1.00		5.68		135

5.73	3.88	99,934	1.62	(g)	1.62	(g)	1.00	(g)	1.00	(g)	4.91		135

5.77	(6.05)	96,034	1.32		1.32		1.00		1.00		4.14		108

6.43	18.81	97,406	1.35		1.35		1.00		1.00		4.82		123

5.69	(9.57)	68,884	1.80		1.80		1.00		1.00		6.40		197

6.08	7.18	24,304	1.81	*	1.86	*	1.05	*	1.10	*	6.91	*	94

5.87	8.15	9,643	2.17		2.22		1.05		1.10		5.64		135

5.73	3.83	6,377	1.69	(g)	1.74	(g)	1.05	(g)	1.10	(g)	4.88		135

5.77	(6.10)	6,714	1.37		1.42		1.05		1.10		4.13		108

6.43	18.75	11,906	1.40		1.45		1.05		1.10		4.77		123

5.69	(9.61)	10,336	1.85		1.90		1.05		1.10		6.32		197

6.08	7.05	36,136	2.06	*	2.06	*	1.30	*	1.30	*	6.60	*	94

5.87	7.88	31,977	2.42		2.42		1.30		1.30		5.37		135

5.73	3.57	33,073	1.91	(g)	1.91	(g)	1.30	(g)	1.30	(g)	4.58		135

5.77	(6.33)	36,384	1.62		1.62		1.30		1.30		3.85		108

6.43	18.46	35,483	1.65		1.65		1.30		1.30		4.51		123

5.69	(9.84)	29,812	2.10		2.10		1.30		1.30		6.10		197

6.08	6.65	3,477	2.81	*	2.81	*	2.05	*	2.05		5.82	*	94

5.87	7.09	2,612	3.17		3.17		2.05		2.05		4.63		135

5.73	2.79	2,128	2.67	(g)	2.67	(g)	2.05	(g)	2.05	(g)	3.85		135

5.77	(7.04)	2,258	2.37		2.37		2.05		2.05		3.13		108

6.43	17.57	3,011	2.40		2.40		2.05		2.05		3.74		123

5.69	(10.52)	7,435	2.85		2.85		2.05		2.05		5.35		197

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$10.09	$0.20	$0.23	$0.43	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2024	9.84	0.32	0.24	0.56	(0.15)	0.00	(0.16)	(0.31)

03/31/2023	10.75	0.37	(0.80)	(0.43)	(0.35)	(0.13)	0.00	(0.48)

03/31/2022	11.45	0.34	(0.64)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.49	0.30	0.90	1.20	(0.24)	0.00	0.00	(0.24)

03/31/2020	10.79	0.36	(0.34)	0.02	(0.32)	0.00	0.00	(0.32)
Class A

04/01/2024 - 09/30/2024+	10.09	0.18	0.23	0.41	(0.19)	0.00	0.00	(0.19)

03/31/2024	9.84	0.29	0.23	0.52	(0.11)	0.00	(0.16)	(0.27)

03/31/2023	10.75	0.32	(0.79)	(0.47)	(0.31)	(0.13)	0.00	(0.44)

03/31/2022	11.45	0.30	(0.64)	(0.34)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.49	0.26	0.89	1.15	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.79	0.31	(0.33)	(0.02)	(0.28)	0.00	0.00	(0.28)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class

04/01/2024 - 09/30/2024+	$9.52	$0.20	$0.19	$0.39	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2024	9.23	0.29	0.26	0.55	(0.26)	0.00	0.00	(0.26)

03/31/2023	10.11	0.21	(0.34)	(0.13)	(0.21)	(0.54)	0.00	(0.75)

03/31/2022	10.68	0.21	(0.48)	(0.27)	(0.14)	(0.16)	0.00	(0.30)

03/31/2021	9.92	0.21	0.76	0.97	(0.17)	(0.04)	0.00	(0.21)

03/31/2020	10.21	0.26	(0.13)	0.13	(0.42)	0.00	0.00	(0.42)
I-2

04/01/2024 - 09/30/2024+	9.52	0.19	0.19	0.38	(0.21)	0.00	0.00	(0.21)

03/31/2024	9.23	0.28	0.26	0.54	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.11	0.20	(0.34)	(0.14)	(0.20)	(0.54)	0.00	(0.74)

03/31/2022	10.68	0.20	(0.48)	(0.28)	(0.13)	(0.16)	0.00	(0.29)

03/31/2021	9.92	0.20	0.76	0.96	(0.16)	(0.04)	0.00	(0.20)

03/31/2020	10.21	0.25	(0.13)	0.12	(0.41)	0.00	0.00	(0.41)
Class A

04/01/2024 - 09/30/2024+	9.52	0.18	0.19	0.37	(0.20)	0.00	0.00	(0.20)

03/31/2024	9.23	0.26	0.26	0.52	(0.23)	0.00	0.00	(0.23)

03/31/2023	10.11	0.18	(0.35)	(0.17)	(0.17)	(0.54)	0.00	(0.71)

03/31/2022	10.68	0.18	(0.48)	(0.30)	(0.11)	(0.16)	0.00	(0.27)

03/31/2021	9.92	0.17	0.76	0.93	(0.13)	(0.04)	0.00	(0.17)

03/31/2020	10.21	0.23	(0.13)	0.10	(0.39)	0.00	0.00	(0.39)
Class C

04/01/2024 - 09/30/2024+	9.52	0.15	0.18	0.33	(0.16)	0.00	0.00	(0.16)

03/31/2024	9.23	0.19	0.26	0.45	(0.16)	0.00	0.00	(0.16)

03/31/2023	10.11	0.10	(0.34)	(0.24)	(0.10)	(0.54)	0.00	(0.64)

03/31/2022	10.68	0.10	(0.48)	(0.38)	(0.03)	(0.16)	0.00	(0.19)

03/31/2021	9.92	0.09	0.77	0.86	(0.06)	(0.04)	0.00	(0.10)

03/31/2020	10.21	0.15	(0.13)	0.02	(0.31)	0.00	0.00	(0.31)

PIMCO International Bond Fund (Unhedged)
Institutional Class

04/01/2024 - 09/30/2024+	$7.55	$0.14	$0.31	$0.45	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2024	7.69	0.21	(0.10)	0.11	0.00	0.00	(0.25)	(0.25)

03/31/2023	8.95	0.17	(1.15)	(0.98)	(0.01)	(0.09)	(0.18)	(0.28)

03/31/2022	10.19	0.19	(1.04)	(0.85)	(0.23)	(0.16)	0.00	(0.39)

03/31/2021	8.83	0.20	1.31	1.51	(0.15)	0.00	0.00	(0.15)

03/31/2020	9.50	0.23	(0.68)	(0.45)	(0.19)	0.00	(0.03)	(0.22)
I-2

04/01/2024 - 09/30/2024+	7.55	0.14	0.30	0.44	(0.16)	0.00	0.00	(0.16)

03/31/2024	7.69	0.20	(0.09)	0.11	0.00	0.00	(0.25)	(0.25)

03/31/2023	8.95	0.17	(1.16)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.18	(1.04)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.50	0.22	(0.68)	(0.46)	(0.18)	0.00	(0.03)	(0.21)

10	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.31	4.34%	$253,108	0.79	%*	0.79	%*	0.65	%*	0.65	%*	4.01	%*	303%

10.09	5.83	297,415	0.83		0.83		0.65		0.65		3.30		633

9.84	(3.96)	264,101	0.76		0.76		0.65		0.65		3.68		362

10.75	(2.73)	307,695	0.67		0.67		0.65		0.65		3.00		291

11.45	11.48	318,210	0.69		0.69		0.65		0.65		2.69		525

10.49	0.09	325,587	0.86		0.86		0.65		0.65		3.27		407

10.31	4.13	19,451	1.19	*	1.19	*	1.05	*	1.05	*	3.59	*	303

10.09	5.41	18,459	1.23		1.23		1.05		1.05		2.92		633

9.84	(4.35)	20,489	1.16		1.16		1.05		1.05		3.23		362

10.75	(3.11)	10,944	1.07		1.07		1.05		1.05		2.60		291

11.45	11.03	10,191	1.09		1.09		1.05		1.05		2.29		525

10.49	(0.30)	13,288	1.26		1.26		1.05		1.05		2.80		407

$9.69	4.11%	$1,067,253	0.71	%*	0.71	%*	0.55	%*	0.55	%*	4.15	%*	447%

9.52	6.05	949,129	0.71		0.71		0.55		0.55		3.13		759

9.23	(1.18)	789,541	0.61		0.61		0.55		0.55		2.17		595

10.11	(2.58)	776,785	0.56		0.56		0.55		0.55		2.03		376

10.68	9.82	702,595	0.56		0.56		0.55		0.55		1.98		582

9.92	1.21	757,077	0.59		0.59		0.55		0.55		2.56		469

9.69	4.06	68,253	0.81	*	0.81	*	0.65	*	0.65	*	4.05	*	447

9.52	5.94	65,611	0.81		0.81		0.65		0.65		3.03		759

9.23	(1.28)	72,493	0.71		0.71		0.65		0.65		2.12		595

10.11	(2.68)	51,160	0.66		0.66		0.65		0.65		1.93		376

10.68	9.72	60,892	0.66		0.66		0.65		0.65		1.88		582

9.92	1.11	58,463	0.69		0.69		0.65		0.65		2.46		469

9.69	3.93	71,718	1.06	*	1.06	*	0.90	*	0.90	*	3.81	*	447

9.52	5.68	70,890	1.06		1.06		0.90		0.90		2.78		759

9.23	(1.53)	54,818	0.96		0.96		0.90		0.90		1.86		595

10.11	(2.92)	43,356	0.91		0.91		0.90		0.90		1.68		376

10.68	9.44	46,393	0.91		0.91		0.90		0.90		1.63		582

9.92	0.86	47,017	0.94		0.94		0.90		0.90		2.22		469

9.69	3.54	3,744	1.81	*	1.81	*	1.65	*	1.65	*	3.06	*	447

9.52	4.90	3,745	1.81		1.81		1.65		1.65		2.03		759

9.23	(2.27)	3,326	1.71		1.71		1.65		1.65		1.04		595

10.11	(3.65)	4,459	1.66		1.66		1.65		1.65		0.93		376

10.68	8.63	5,667	1.66		1.66		1.65		1.65		0.87		582

9.92	0.11	7,973	1.69		1.69		1.65		1.65		1.48		469

$7.83	6.04%	$467,510	0.78	%*	0.78	%*	0.50	%*	0.50	%*	3.75	%*	352%

7.55	1.56	453,541	0.77		0.77		0.50		0.50		2.88		641

7.69	(10.93)	489,313	0.66		0.66		0.50		0.50		2.23		401

8.95	(8.56)	826,088	0.51		0.51		0.50		0.50		1.87		320

10.19	17.19	912,645	0.52		0.52		0.50		0.50		2.00		525

8.83	(4.88)	748,973	0.63		0.63		0.50		0.50		2.40		325

7.83	5.98	151,287	0.88	*	0.88	*	0.60	*	0.60	*	3.65	*	352

7.55	1.46	213,572	0.87		0.87		0.60		0.60		2.76		641

7.69	(11.02)	237,941	0.76		0.76		0.60		0.60		2.13		401

8.95	(8.65)	264,179	0.61		0.61		0.60		0.60		1.78		320

10.19	17.07	239,939	0.62		0.62		0.60		0.60		1.86		525

8.83	(4.98)	123,353	0.73		0.73		0.60		0.60		2.27		325

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO International Bond Fund (Unhedged) (Cont.)
I-3

04/01/2024 - 09/30/2024+	$7.55	$0.14	$0.30	$0.44	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2024	7.69	0.20	(0.10)	0.10	0.00	0.00	(0.24)	(0.24)

03/31/2023	8.95	0.16	(1.15)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.17	(1.03)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.50	0.21	(0.67)	(0.46)	(0.18)	0.00	(0.03)	(0.21)
Administrative Class

04/01/2024 - 09/30/2024+	7.55	0.13	0.31	0.44	(0.16)	0.00	0.00	(0.16)

03/31/2024	7.69	0.20	(0.11)	0.09	0.00	0.00	(0.23)	(0.23)

03/31/2023	8.95	0.16	(1.16)	(1.00)	0.01	(0.09)	(0.18)	(0.26)

03/31/2022	10.19	0.16	(1.03)	(0.87)	(0.21)	(0.16)	0.00	(0.37)

03/31/2021	8.83	0.18	1.31	1.49	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.50	0.21	(0.68)	(0.47)	(0.17)	0.00	(0.03)	(0.20)
Class A

04/01/2024 - 09/30/2024+	7.55	0.13	0.30	0.43	(0.15)	0.00	0.00	(0.15)

03/31/2024	7.69	0.18	(0.10)	0.08	0.00	0.00	(0.22)	(0.22)

03/31/2023	8.95	0.14	(1.15)	(1.01)	0.02	(0.09)	(0.18)	(0.25)

03/31/2022	10.19	0.15	(1.04)	(0.89)	(0.19)	(0.16)	0.00	(0.35)

03/31/2021	8.83	0.16	1.31	1.47	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.50	0.19	(0.68)	(0.49)	(0.15)	0.00	(0.03)	(0.18)
Class C

04/01/2024 - 09/30/2024+	7.55	0.10	0.30	0.40	(0.12)	0.00	0.00	(0.12)

03/31/2024	7.69	0.13	(0.10)	0.03	0.00	0.00	(0.17)	(0.17)

03/31/2023	8.95	0.08	(1.15)	(1.07)	0.08	(0.09)	(0.18)	(0.19)

03/31/2022	10.19	0.07	(1.03)	(0.96)	(0.12)	(0.16)	0.00	(0.28)

03/31/2021	8.83	0.09	1.31	1.40	(0.04)	0.00	0.00	(0.04)

03/31/2020	9.50	0.12	(0.68)	(0.56)	(0.08)	0.00	(0.03)	(0.11)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective September 3, 2024, the Fund’s investment advisory fee was decreased by 0.05% to an annual rate of 0.45%.
(g)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

12	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.83	5.96%	$44,751	0.93	% *	0.98	% *	0.65	% *	0.70	% *	3.59	% *	352%

7.55	1.41	58,383	0.92		0.97		0.65		0.70		2.71		641

7.69	(11.07)	111,088	0.81		0.86		0.65		0.70		2.08		401

8.95	(8.70)	139,321	0.66		0.71		0.65		0.70		1.72		320

10.19	17.02	84,507	0.67		0.72		0.65		0.70		1.89		525

8.83	(5.02)	89,804	0.78		0.83		0.65		0.70		2.18		325

7.83	5.90	10,084	1.03	*	1.03	*	0.75	*	0.75	*	3.46	*	352

7.55	1.31	9,907	1.02		1.02		0.75		0.75		2.63		641

7.69	(11.16)	18,982	0.91		0.91		0.75		0.75		1.99		401

8.95	(8.79)	25,434	0.76		0.76		0.75		0.75		1.61		320

10.19	16.90	36,225	0.77		0.77		0.75		0.75		1.77		525

8.83	(5.12)	30,519	0.88		0.88		0.75		0.75		2.15		325

7.83	5.82	97,325	1.18	*	1.18	*	0.90	*	0.90	*	3.35	*	352

7.55	1.16	94,676	1.17		1.17		0.90		0.90		2.46		641

7.69	(11.29)	91,394	1.06		1.06		0.90		0.90		1.83		401

8.95	(8.93)	117,997	0.91		0.91		0.90		0.90		1.46		320

10.19	16.72	150,556	0.92		0.92		0.90		0.90		1.63		525

8.83	(5.26)	190,729	1.03		1.03		0.90		0.90		1.98		325

7.83	5.43	2,429	1.93	*	1.93	*	1.65	*	1.65	*	2.61	*	352

7.55	0.41	2,691	1.92		1.92		1.65		1.65		1.72		641

7.69	(11.96)	2,902	1.81		1.81		1.65		1.65		1.08		401

8.95	(9.61)	4,022	1.66		1.66		1.65		1.65		0.72		320

10.19	15.86	3,958	1.67		1.67		1.65		1.65		0.87		525

8.83	(5.97)	4,565	1.78		1.78		1.65		1.65		1.27		325

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Assets:

Investments, at value
Investments in securities*	$1,723,592	$83,074	$483,331	$7,584
Investments in Affiliates	51,252	3,795	33,678	222,008
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,052	26	925	19
Over the counter	12,414	85	19,587	1
Cash	6,948	0	18,085	155
Deposits with counterparty	21,761	858	9,542	820
Foreign currency, at value	9,936	742	9,445	267
Receivable for investments sold	13,040	1,547	6,681	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for TBA investments sold	32,914	3,143	0	8,555
Receivable for Fund shares sold	28,510	0	21	33
Interest and/or dividends receivable	24,756	1,235	4,990	34
Dividends receivable from Affiliates	207	16	158	1,363
Reimbursement receivable from PIMCO	1	0	0	164
Total Assets	1,926,383	94,521	586,443	241,003

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$146,031	$2,821	$2,756	$0
Payable for sale-buyback transactions	0	1,125	0	0
Payable for short sales	79,616	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,996	27	844	53
Over the counter	8,595	148	11,389	16
Payable for investments purchased	40,807	1,015	14,529	0
Payable for investments in Affiliates purchased	215	17	164	1,404
Payable for investments purchased on a delayed-delivery basis	0	0	10,290	0
Payable for TBA investments purchased	58,946	5,067	0	15,373
Payable for unfunded loan commitments	2,010	0	1,117	0
Deposits from counterparty	8,366	123	25,694	0
Payable for Fund shares redeemed	4,279	29	156	1,341
Distributions payable	1,509	51	29	2
Overdraft due to custodian	0	809	0	0
Accrued investment advisory fees	525	32	175	106
Accrued supervisory and administrative fees	486	28	157	78
Accrued distribution fees	3	0	0	0
Accrued servicing fees	28	0	1	0
Accrued taxes payable	0	0	0	0
Foreign capital gains tax payable	43	5	51	0
Other liabilities	0	0	1	0
Total Liabilities	354,455	11,297	67,353	18,373

Commitments and Contingent Liabilities^

Net Assets	$1,571,928	$83,224	$519,090	$222,630

Net Assets Consist of:

Paid in capital	$2,614,647	$175,737	$1,187,317	$342,388
Distributable earnings (accumulated loss)	(1,042,719)	(92,513)	(668,227)	(119,758)

Net Assets	$1,571,928	$83,224	$519,090	$222,630

Cost of investments in securities	$1,800,596	$89,598	$481,945	$10,562
Cost of investments in Affiliates	$51,240	$3,795	$34,203	$217,916
Cost of foreign currency held	$9,889	$740	$9,484	$262
Proceeds received on short sales	$79,152	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(1,288)	$208	$(858)	$58

* Includes repurchase agreements of:	$79,529	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$1,399,506	$386,518	$1,355,646	$973,202
100,540	736	12,990	212

3,575	889	4,187	2,666
45,402	5,326	12,326	13,361
48,489	2,703	2,957	2,305
38,064	6,048	19,160	4,573
35,319	2,464	8,364	5,806
53,237	29,330	146,598	73,735
0	20	57	89
0	295,427	1,367,636	812,610
444	2,714	817	687
30,389	2,107	7,368	5,431
384	17	199	38
1	0	0	2
1,755,350	734,299	2,938,305	1,894,717

$135,088	$34,500	$6,976	$38,999
0	0	0	3,369
0	70,958	311,872	176,617

3,883	695	4,222	1,663
31,947	2,321	14,462	8,193
80,766	32,111	154,866	68,881
397	17	201	38
44,003	0	0	0
0	316,799	1,224,557	811,910
1,787	0	0	0
71,844	3,959	7,829	9,534
8,107	203	875	1,550
810	1	916	188
0	0	0	0
472	79	230	150
491	70	288	180
2	0	2	3
8	4	14	19
719	17	0	0
373	6	26	36
10	0	1	1
380,707	461,740	1,727,337	1,121,331

$1,374,643	$272,559	$1,210,968	$773,386

$1,823,278	$298,738	$1,257,889	$840,926
(448,635)	(26,179)	(46,921)	(67,540)

$1,374,643	$272,559	$1,210,968	$773,386

$1,377,301	$395,806	$1,368,228	$1,022,575
$101,294	$735	$12,974	$212
$35,893	$2,445	$8,299	$5,791
$0	$71,130	$312,732	$177,348
$(7,435)	$2,612	$20,116	$10,880

$0	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Statements of Assets and Liabilities	(Cont.)

	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Net Assets:

Institutional Class	$1,035,854	$83,224	$504,906	$222,630
I-2	367,344	N/A	6,966	N/A
I-3	18,571	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	145,053	N/A	7,218	N/A
Class C	5,106	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	118,340	8,970	67,524	35,095
I-2	41,965	N/A	932	N/A
I-3	2,122	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	16,571	N/A	965	N/A
Class C	583	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.75	$9.28	$7.48	$6.34
I-2	8.75	N/A	7.48	N/A
I-3	8.75	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	8.75	N/A	7.48	N/A
Class C	8.75	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

16	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$1,161,249	$253,108	$1,067,253	$467,510
149,477	N/A	68,253	151,287
24,304	N/A	N/A	44,751
N/A	N/A	N/A	10,084
36,136	19,451	71,718	97,325
3,477	N/A	3,744	2,429

191,035	24,556	110,175	59,729
24,590	N/A	7,046	19,329
3,998	N/A	N/A	5,718
N/A	N/A	N/A	1,288
5,945	1,887	7,404	12,434
572	N/A	386	310

$6.08	$10.31	$9.69	$7.83
6.08	N/A	9.69	7.83
6.08	N/A	N/A	7.83
N/A	N/A	N/A	7.83
6.08	10.31	9.69	7.83
6.08	N/A	9.69	7.83

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Investment Income:

Interest, net of foreign taxes*	$65,504	$2,913	$17,506	$97
Dividends	237	0	0	0
Dividends from Investments in Affiliates	1,003	150	982	8,620
Miscellaneous income	978	55	184	0
Total Income	67,722	3,118	18,672	8,717

Expenses:

Investment advisory fees	3,856	239	1,090	710
Supervisory and administrative fees	3,654	194	978	526
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	164	N/A	9	N/A
Distribution and/or servicing fees - Class C	24	N/A	N/A	N/A
Trustee fees	4	0	1	1
Interest expense	3,386	100	471	5
Miscellaneous expense	1	0	3	0
Total Expenses	11,089	533	2,552	1,242
Waiver and/or Reimbursement by PIMCO	(4)	0	0	(1,115)
Net Expenses	11,085	533	2,552	127

Net Investment Income (Loss)	56,637	2,585	16,120	8,590

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	(71,891)	(1,219)	(16,034)	179
Investments in Affiliates	6	7	13	(7,423)
Exchange-traded or centrally cleared financial derivative instruments	13,406	156	1,328	383
Over the counter financial derivative instruments	9,194	(4)	13,210	(119)
Short sales	4,166	0	0	0
Foreign currency	392	(43)	83	(14)

Net Realized Gain (Loss)	(44,727)	(1,103)	(1,400)	(6,994)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	126,765	4,002	12,987	6
Investments in Affiliates	14	(2)	59	15,928
Exchange-traded or centrally cleared financial derivative instruments	(5,281)	(72)	(3,644)	(252)
Over the counter financial derivative instruments	(1,774)	(155)	172	139
Short sales	(7,285)	0	0	0
Foreign currency assets and liabilities	(19)	5	140	6

Net Change in Unrealized Appreciation (Depreciation)	112,420	3,778	9,714	15,827

Net Increase (Decrease) in Net Assets Resulting from Operations	$124,330	$5,260	$24,434	$17,423

* Foreign tax withholdings	$91	$4	$190	$0

** Foreign capital gains tax	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$0	$188	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$55,387	$7,183	$26,418	$16,726
23	56	0	0
2,262	181	1,436	403
668	0	0	0
58,340	7,420	27,854	17,129

3,032	541	1,431	947
3,142	478	1,788	1,137
N/A	N/A	N/A	10
40	23	89	117
14	N/A	18	13
4	1	3	2
5,145	218	912	1,044
3	1	1	6
11,380	1,262	4,242	3,276
(4)	0	0	(11)
11,376	1,262	4,242	3,265

46,964	6,158	23,612	13,864

(18,796)	(2,382)	2,928	(16,699)
42	12	43	29
1,401	1,010	(426)	2,941
(1,372)	(2,114)	(4,359)	8,492
0	1	0	1
1,159	64	(1,023)	519

(17,566)	(3,409)	(2,837)	(4,717)

67,292	12,367	34,842	38,066
91	1	15	0
(15,429)	(2,176)	5,971	(5,482)
10,402	(67)	(16,473)	741
0	0	0	0
(78)	239	547	1,215

62,278	10,364	24,902	34,540

$91,676	$13,113	$45,677	$43,687

$1,252	$12	$17	$0

$589	$0	$0	$0

$(397)	$(2)	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Statements of Changes in Net Assets

	PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency and Short-Term Investments Fund		PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$56,637	$110,744	$2,585	$4,340	$16,120	$34,761	$8,590	$12,403
Net realized gain (loss)	(44,727)	(316,888)	(1,103)	(6,009)	(1,400)	(18,618)	(6,994)	(11,605)
Net change in unrealized appreciation (depreciation)	112,420	385,018	3,778	7,488	9,714	10,291	15,827	19,015

Net Increase (Decrease) in Net Assets Resulting from Operations	124,330	178,874	5,260	5,819	24,434	26,434	17,423	19,813

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(33,018)	(67,273)	(2,610)	(4,500)	(16,715)	(23,905)	(8,548)	(12,267)
I-2	(20,079)	(24,064)	N/A	N/A	(273)	(375)	N/A	N/A
I-3	(556)	(732)	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(4,250)	(6,742)	N/A	N/A	(240)	(347)	N/A	N/A
Class C	(138)	(219)	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	(8,478)	0	0	0	(12,001)	0	(2,568)
I-2	0	(3,065)	N/A	N/A	0	(191)	N/A	N/A
I-3	0	(94)	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	(901)	N/A	N/A	0	(192)	N/A	N/A
Class C	0	(34)	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(b)	(58,041)	(111,602)	(2,610)	(4,500)	(17,228)	(37,011)	(8,548)	(14,835)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	(5,691)	(1,380,100)	(17,853)	2,406	13,804	(49,724)	(52,245)	(16,077)

Total Increase (Decrease) in Net Assets	60,598	(1,312,828)	(15,203)	3,725	21,010	(60,301)	(43,370)	(11,099)

Net Assets:

Beginning of period	1,511,330	2,824,158	98,427	94,702	498,080	558,381	266,000	277,099
End of period	$1,571,928	$1,511,330	$83,224	$98,427	$519,090	$498,080	$222,630	$266,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on March 15, 2024.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Local Currency and Bond Fund		PIMCO Global Advantage® Strategy Bond Fund		PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)			PIMCO International Bond Fund (Unhedged)

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024		Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$46,964	$88,102	$6,158	$9,676	$23,612	$30,539		$13,864	$24,393
(17,566)	(21,283)	(3,409)	(9,495)	(2,837)	1,038		(4,717)	(18,018)
62,278	52,771	10,364	16,949	24,902	27,616		34,540	4,320

91,676	119,590	13,113	17,130	45,677	59,193		43,687	10,695

(40,452)	(31,996)	(6,063)	(4,258)	(22,651)	(24,018)		(10,181)	0
(4,722)	(2,415)	N/A	N/A	(1,451)	(1,698)		(3,203)	0
(560)	(176)	N/A	N/A	N/A	N/A		(932)	0
N/A	N/A	N/A	N/A	0	(92	)(a)	(172)	0
(1,046)	(616)	(355)	(231)	(1,480)	(1,486)		(1,883)	0
(82)	(27)	N/A	N/A	(64)	(62)		(42)	0

0	(45,504)	0	(4,426)	0	0		0	(15,112)
0	(3,551)	N/A	N/A	0	0		0	(8,232)
0	(265)	N/A	N/A	N/A	N/A		0	(2,635)
N/A	N/A	N/A	N/A	0	0	(a)	0	(449)
0	(1,055)	0	(319)	0	0		0	(2,725)
0	(76)	N/A	N/A	0	0		0	(62)

(46,862)	(85,681)	(6,418)	(9,234)	(25,646)	(27,356)		(16,413)	(29,215)

(88,659)	(277,478)	(50,010)	23,388	101,562	126,233		(86,658)	(100,330)

(43,845)	(243,569)	(43,315)	31,284	121,593	158,070		(59,384)	(118,850)

1,418,488	1,662,057	315,874	284,590	1,089,375	931,305		832,770	951,620
$1,374,643	$1,418,488	$272,559	$315,874	$1,210,968	$1,089,375		$773,386	$832,770

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Schedule of Investments	PIMCO Emerging Markets Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.6%

ANGOLA 0.3%

SOVEREIGN ISSUES 0.3%

Angolan Government International Bond
8.750% due 04/14/2032		$3,500	$3,146
9.375% due 05/08/2048		1,000	849

Total Angola (Cost $3,997)			3,995

ARGENTINA 2.5%

SOVEREIGN ISSUES 2.5%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$7,897	4,861
1.000% due 07/09/2029		600	391
3.000% due 07/09/2041 þ	EUR	1,000	462
3.500% due 07/09/2041 þ		$42,426	19,431
3.875% due 07/09/2035 þ	EUR	1,000	488
4.125% due 07/09/2035 þ		$7,012	3,380
4.125% due 07/09/2046 þ		1,334	676
5.000% due 01/09/2038 þ		2,700	1,423

Provincia de Buenos Aires
6.625% due 09/01/2037 þ		10,019	4,797

Provincia de Cordoba
6.875% due 12/10/2025 þ		127	124

Provincia de la Rioja
8.500% due 02/24/2028		5,046	3,002

Total Argentina (Cost $32,559)			39,035

ARMENIA 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Armenia International Bond
3.600% due 02/02/2031		$5,300	4,525

Total Armenia (Cost $5,073)			4,525

AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	1,300	1,430

Total Austria (Cost $1,439)			1,430

AZERBAIJAN 0.4%

CORPORATE BONDS & NOTES 0.4%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$5,400	5,531

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

State Oil Co. of the Azerbaijan Republic
8.229% (TSFR6M + 2.500%) due 11/26/2024 «~		250	250

Total Azerbaijan (Cost $5,658)			5,781

BAHRAIN 0.4%

SOVEREIGN ISSUES 0.4%

Bahrain Government International Bond
4.250% due 01/25/2028		$1,900	1,839
5.250% due 01/25/2033		3,200	3,026
5.625% due 09/30/2031		2,100	2,079

Total Bahrain (Cost $7,033)			6,944

BENIN 0.1%

SOVEREIGN ISSUES 0.1%

Benin Government International Bond
7.960% due 02/13/2038		$1,000	994

Total Benin (Cost $968)			994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 3.8%

CORPORATE BONDS & NOTES 2.6%

Banco BTG Pactual SA
6.250% due 04/08/2029		$1,600	$1,672

Banco do Brasil SA
8.500% due 07/29/2026	MXN	136,000	6,808

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$14,800	14,854

CSN Inova Ventures
6.750% due 01/28/2028		4,900	4,738

Vale Overseas Ltd.
6.400% due 06/28/2054		2,700	2,847

Vale SA
0.000% due 12/29/2049 ~(i)	BRL	168,820	10,381

			41,300

SOVEREIGN ISSUES 1.2%

Brazil Government International Bond
4.750% due 01/14/2050		$874	671
6.125% due 03/15/2034		6,700	6,844
7.125% due 05/13/2054		1,200	1,245

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050	BRL	57,943	10,113

			18,873

Total Brazil (Cost $67,494)			60,173

BULGARIA 0.5%

SOVEREIGN ISSUES 0.5%

Bulgaria Government International Bond
3.625% due 09/05/2032	EUR	2,700	3,055
5.000% due 03/05/2037		$5,300	5,312

Total Bulgaria (Cost $8,287)			8,367

CAMEROON 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	5,100	4,620
9.500% due 11/19/2025		$1,333	1,336

Total Cameroon (Cost $5,382)			5,956

CAYMAN ISLANDS 2.5%

CONVERTIBLE BONDS & NOTES 0.3%

Meituan
0.000% due 04/27/2027 (f)		$4,900	4,771

CORPORATE BONDS & NOTES 1.6%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (f)		5,365	4,226

Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025 ^(c)		3,300	251

Gaci First Investment Co.
5.250% due 01/29/2034		5,400	5,529

ICD Funding Ltd.
3.223% due 04/28/2026		600	586

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		209	201
0.000% due 05/15/2030 (f)		3,857	3,173
7.860% due 05/15/2030		3,075	3,169

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^(c)		3,400	110

Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		167	157
4.350% due 04/05/2036 (m)		2,421	2,270
5.875% due 07/05/2034		801	814

Poinsettia Finance Ltd.
6.625% due 06/17/2031		4,983	4,450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (b)	$403	$50

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (b)	404	44

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (b)	809	79

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (b)	1,214	113

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (b)	1,216	99

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (b)	593	47

		25,368

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Ziraat Bank
8.026% (TSFR3M + 3.100%) due 06/15/2034 «~	5,100	5,075

SOVEREIGN ISSUES 0.3%

KSA Sukuk Ltd.
5.250% due 06/04/2034	5,200	5,435

Total Cayman Islands (Cost $46,155)		40,649

CHILE 2.1%

CORPORATE BONDS & NOTES 1.9%

Banco del Estado de Chile
7.950% due 05/02/2029 •(i)(j)	$2,700	2,902

Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	700	648
4.250% due 07/17/2042	1,600	1,350
4.375% due 02/05/2049	453	380
4.875% due 11/04/2044	1,920	1,736
5.950% due 01/08/2034	1,300	1,371
6.300% due 09/08/2053	2,200	2,342
6.440% due 01/26/2036	7,700	8,399

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	130

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	390
3.830% due 09/14/2061	3,500	2,517

Empresa Nacional del Petroleo
3.450% due 09/16/2031	979	887
5.950% due 07/30/2034	900	947
6.150% due 05/10/2033	4,000	4,263

Engie Energia Chile SA
6.375% due 04/17/2034	1,200	1,279

		29,541

SOVEREIGN ISSUES 0.2%

Chile Government International Bond
3.100% due 05/07/2041	300	235
3.100% due 01/22/2061	700	468
4.950% due 01/05/2036	487	495
5.330% due 01/05/2054 (m)	2,697	2,731

		3,929

Total Chile (Cost $33,303)		33,470

COLOMBIA 1.9%

CORPORATE BONDS & NOTES 0.4%

Ecopetrol SA
4.625% due 11/02/2031 (m)	$1,800	1,546
5.875% due 05/28/2045 (m)	3,600	2,705

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 09/18/2043 (m)		$1,500	$1,384

			5,635

SOVEREIGN ISSUES 1.5%

Colombia Government International Bond
3.250% due 04/22/2032		900	728
3.875% due 02/15/2061		4,600	2,684
4.125% due 05/15/2051		4,500	2,852
4.500% due 01/28/2026		2,100	2,081
5.000% due 06/15/2045 (m)		3,900	2,887
5.200% due 05/15/2049		3,700	2,748
5.625% due 02/26/2044 (m)		5,100	4,126
6.125% due 01/18/2041 (m)		2,000	1,767
7.375% due 09/18/2037		1,125	1,146
8.000% due 11/14/2035		2,200	2,350
8.750% due 11/14/2053		800	879

			24,248

Total Colombia (Cost $34,722)			29,883

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bond
7.300% due 11/13/2054		$2,500	2,766

Total Costa Rica (Cost $2,371)			2,766

CZECH REPUBLIC 0.4%

CORPORATE BONDS & NOTES 0.4%

EPH Financing International AS
5.875% due 11/30/2029	EUR	3,300	3,839
6.651% due 11/13/2028		2,100	2,512

Total Czech Republic (Cost $6,221)			6,351

DOMINICAN REPUBLIC 4.1%

SOVEREIGN ISSUES 4.1%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	119,800	2,007
13.000% due 12/05/2025		726,000	12,323
13.000% due 01/30/2026		189,200	3,227

Dominican Republic International Bond
4.875% due 09/23/2032		$2,000	1,907
5.300% due 01/21/2041		1,900	1,753
5.500% due 02/22/2029		1,000	1,009
5.875% due 01/30/2060		6,300	5,918
5.950% due 01/25/2027		5,000	5,074
6.000% due 07/19/2028		11,300	11,598
6.000% due 02/22/2033		2,100	2,151
6.400% due 06/05/2049		200	205
6.500% due 02/15/2048		506	522
6.600% due 06/01/2036		800	850
6.850% due 01/27/2045		300	321
6.875% due 01/29/2026		3,100	3,160
7.050% due 02/03/2031		1,800	1,941
9.750% due 06/05/2026	DOP	89,900	1,507
10.750% due 06/01/2036		198,300	3,515
11.250% due 09/15/2035		70,000	1,282
13.625% due 02/03/2033		13,450	272
13.625% due 02/10/2034		165,700	3,387

Total Dominican Republic (Cost $63,832)			63,929

ECUADOR 1.3%

SOVEREIGN ISSUES 1.3%

Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$350	197
5.000% due 07/31/2040 þ		6,832	3,576
5.500% due 07/31/2035 þ		16,373	9,374
6.900% due 07/31/2030 þ		9,370	6,845

Ecuador Social Bond SARL
0.000% due 01/30/2035 (f)		761	533

Total Ecuador (Cost $18,478)			20,525

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 3.3%

SOVEREIGN ISSUES 3.3%

Egypt Government International Bond
4.750% due 04/16/2026	EUR	15,100	$16,366
5.250% due 10/06/2025 (m)		$1,050	1,043
5.800% due 09/30/2027		4,300	4,072
6.375% due 04/11/2031	EUR	5,300	4,962
7.053% due 01/15/2032		$900	781
7.500% due 02/16/2061		13,500	9,804
7.625% due 05/29/2032		800	710
7.903% due 02/21/2048		4,900	3,791
8.500% due 01/31/2047		4,700	3,802
8.700% due 03/01/2049		5,100	4,185
8.750% due 09/30/2051		2,450	2,010

Total Egypt (Cost $46,228)			51,526

EL SALVADOR 0.8%

SOVEREIGN ISSUES 0.8%

El Salvador Government International Bond
6.375% due 01/18/2027 (m)		$3,441	3,307
7.125% due 01/20/2050		2,300	1,750
7.625% due 09/21/2034		2,020	1,706
7.650% due 06/15/2035		1,200	1,039
9.250% due 04/17/2030		3,800	3,787
9.500% due 07/15/2052		1,000	936

Total El Salvador (Cost $11,925)			12,525

GABON 0.1%

SOVEREIGN ISSUES 0.1%

Gabon Government International Bond
6.625% due 02/06/2031		$350	272
6.950% due 06/16/2025		2,200	2,067

Total Gabon (Cost $2,374)			2,339

GEORGIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Georgian Railway JSC
4.000% due 06/17/2028		$200	181

Total Georgia (Cost $181)			181

GHANA 0.7%

SOVEREIGN ISSUES 0.7%

Ghana Government International Bond
7.875% due 02/11/2035 ^(c)		$900	479
8.125% due 03/26/2032 ^(c)		5,100	2,724
8.625% due 04/07/2034 ^(c)		3,300	1,757
8.750% due 03/11/2061 ^(c)		9,250	4,976
8.875% due 05/07/2042 ^(c)		700	371
8.950% due 03/26/2051 ^(c)		1,700	913

Total Ghana (Cost $15,634)			11,220

GUATEMALA 1.1%

SOVEREIGN ISSUES 1.1%

Guatemala Government International Bond
4.375% due 06/05/2027		$4,100	4,011
4.650% due 10/07/2041		1,000	829
4.875% due 02/13/2028		3,700	3,654
5.375% due 04/24/2032		1,000	996
6.050% due 08/06/2031		3,500	3,594
6.125% due 06/01/2050		750	720
6.550% due 02/06/2037		3,000	3,116

Total Guatemala (Cost $17,164)			16,920

HONG KONG 0.5%

CORPORATE BONDS & NOTES 0.5%

AIA Group Ltd.
3.200% due 09/16/2040		$400	314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,600	$1,654
5.000% due 05/18/2026		$1,500	1,427
5.050% due 01/27/2027		800	742

Huarong Finance Co. Ltd.
6.544% due 02/24/2025 ~		4,300	4,332

Total Hong Kong (Cost $8,141)			8,469

HUNGARY 1.6%

SOVEREIGN ISSUES 1.6%

Hungary Government International Bond
1.625% due 04/28/2032 (m)	EUR	1,400	1,328
1.750% due 06/05/2035		100	87
2.125% due 09/22/2031 (m)		$4,000	3,325
3.125% due 09/21/2051 (m)		1,400	938
5.500% due 03/26/2036 (m)		6,800	6,859
6.125% due 05/22/2028 (m)		3,300	3,444
6.750% due 09/25/2052 (m)		1,500	1,695
7.625% due 03/29/2041 (m)		3,600	4,301

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		2,800	2,881

Total Hungary (Cost $23,741)			24,858

INDIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		$982	864

ReNew Pvt Ltd.
5.875% due 03/05/2027		600	590

ReNew Wind Energy AP2
4.500% due 07/14/2028		3,300	3,091

Total India (Cost $4,836)			4,545

INDONESIA 3.2%

CORPORATE BONDS & NOTES 2.7%

Freeport Indonesia PT
5.315% due 04/14/2032		$4,800	4,883

Indonesia Asahan Aluminium PT
5.450% due 05/15/2030		7,200	7,356

Pertamina Persero PT
4.175% due 01/21/2050		1,300	1,082
4.700% due 07/30/2049		2,000	1,807
5.625% due 05/20/2043		1,000	1,021
6.000% due 05/03/2042		2,730	2,888
6.450% due 05/30/2044		3,500	3,884
6.500% due 11/07/2048		700	791

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		8,800	6,806
4.375% due 02/05/2050		3,200	2,670
5.250% due 10/24/2042		5,000	4,811
5.250% due 05/15/2047		3,400	3,222
5.450% due 05/21/2028		250	257
6.250% due 01/25/2049		700	741

			42,219

SOVEREIGN ISSUES 0.5%

Indonesia Government International Bond
1.100% due 03/12/2033	EUR	2,600	2,389
4.200% due 10/15/2050		$400	359
4.625% due 04/15/2043		400	392
4.750% due 07/18/2047 (m)		600	592
5.250% due 01/17/2042		900	937
5.650% due 01/11/2053		700	761
6.750% due 01/15/2044		200	245
7.750% due 01/17/2038		1,025	1,316

Perusahaan Penerbit SBSN Indonesia
3.800% due 06/23/2050		300	248

			7,239

Total Indonesia (Cost $53,275)			49,458

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 1.0%

SOVEREIGN ISSUES 1.0%

Republic of Angola Via Avenir Issuer Ireland DAC
6.927% due 02/19/2027		$15,804	$15,437

Total Ireland (Cost $15,206)			15,437

ISLE OF MAN 0.0%

CORPORATE BONDS & NOTES 0.0%

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$400	370

Total Isle of Man (Cost $399)			370

ISRAEL 1.4%

CORPORATE BONDS & NOTES 0.9%

ICL Group Ltd.
6.375% due 05/31/2038		$2,119	2,095

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,000	2,648
4.250% due 08/14/2028		1,900	1,829

Leviathan Bond Ltd.
6.125% due 06/30/2025		3,600	3,547
6.500% due 06/30/2027		4,600	4,370

			14,489

SOVEREIGN ISSUES 0.5%

Israel Government International Bond
5.500% due 03/12/2034		4,800	4,835
5.750% due 03/12/2054		2,500	2,385

			7,220

Total Israel (Cost $22,027)			21,709

ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$1,500	1,576

Total Italy (Cost $1,488)			1,576

IVORY COAST 2.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

Republic of Cote d’lvoire
6.672% (EUR003M + 3.000%) due 06/28/2025 «~	EUR	5,000	5,535
6.852% (EUR003M + 3.050%) due 03/07/2025 «~		9,000	10,002
8.268% (Euribor 6MO + 5.000%) due 03/19/2027 «~		1,050	1,176

			16,713

SOVEREIGN ISSUES 1.0%

Ivory Coast Government International Bond
4.875% due 01/30/2032		3,666	3,609
5.250% due 03/22/2030		847	901
5.750% due 12/31/2032 þ		$2,183	2,093
5.875% due 10/17/2031	EUR	1,400	1,479
6.625% due 03/22/2048		1,000	920
6.875% due 10/17/2040		2,800	2,760
7.625% due 01/30/2033		$2,300	2,364
8.250% due 01/30/2037		2,100	2,164

			16,290

Total Ivory Coast (Cost $32,039)			33,003

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$1,739	1,603

Total Jamaica (Cost $1,741)			1,603

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JORDAN 0.4%

SOVEREIGN ISSUES 0.4%

Jordan Government International Bond
5.850% due 07/07/2030	$600	$567
6.125% due 01/29/2026	2,000	1,980
7.375% due 10/10/2047	3,450	3,195

Total Jordan (Cost $5,909)		5,742

KAZAKHSTAN 1.3%

CORPORATE BONDS & NOTES 1.3%

Development Bank of Kazakhstan JSC
5.500% due 04/15/2027	$5,400	5,464

KazMunayGas National Co. JSC
3.500% due 04/14/2033	1,885	1,646
5.750% due 04/19/2047	1,900	1,760

QazaqGaz NC JSC
4.375% due 09/26/2027	1,000	977

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030	6,500	5,667
4.000% due 08/15/2026	4,400	4,304

		19,818

SOVEREIGN ISSUES 0.0%

Kazakhstan Government International Bond
4.875% due 10/14/2044	200	200
6.500% due 07/21/2045	200	237

		437

Total Kazakhstan (Cost $20,446)		20,255

KENYA 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Kenya Government International Bond
7.000% due 05/22/2027	$2,500	2,461
7.250% due 02/28/2028	1,000	964
8.000% due 05/22/2032	800	745
9.750% due 02/16/2031	2,500	2,531

Total Kenya (Cost $6,577)		6,701

LATVIA 0.3%

SOVEREIGN ISSUES 0.3%

Latvia Government International Bond
5.125% due 07/30/2034 (m)	$4,600	4,776

Total Latvia (Cost $4,555)		4,776

LEBANON 0.0%

SOVEREIGN ISSUES 0.0%

Lebanon Government International Bond
8.250% due 05/17/2034 ^(c)	$8,300	648

Total Lebanon (Cost $529)		648

	SHARES
LUXEMBOURG 2.5%

COMMON STOCKS 0.3%

Drillco Holding Lux SA «(k)	154,744	3,815

Forsea Holding SA «	61,095	1,507

		5,322

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.2%

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033	$3,957	4,102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		$583	$603

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)		2,581	2,355

FORESEA Holding SA
7.500% due 06/15/2030		2,689	2,578

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		3,000	3,108
6.103% due 08/23/2042		3,100	3,214
6.129% due 02/23/2038		3,400	3,603
6.510% due 02/23/2042		3,400	3,662

Guara Norte SARL
5.198% due 06/15/2034		6,460	6,157

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		4,700	4,698

Unigel Luxembourg SA
8.750% due 10/01/2026 ^(c)		4,500	1,131

			35,211

Total Luxembourg (Cost $40,388)			40,533

MACEDONIA 0.5%

SOVEREIGN ISSUES 0.5%

North Macedonia Government International Bond
6.960% due 03/13/2027	EUR	6,400	7,452

Total Macedonia (Cost $6,792)			7,452

MALAYSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	876
4.800% due 04/21/2060		5,030	4,830

Total Malaysia (Cost $6,096)			5,706

		SHARES
MEXICO 9.7%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(d)		93,349	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.2%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(i)(j)		$800	745
7.500% due 06/27/2029 •(i)(j)		4,240	4,278
7.625% due 12/31/2099 (j)		500	504
8.375% due 10/14/2030 •(i)(j)(m)		700	735

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		2,000	2,089

Industrias Penoles SAB de CV
4.750% due 08/06/2050		2,100	1,688

Minera Mexico SA de CV
4.500% due 01/26/2050		4,900	4,019

Petroleos Mexicanos
6.350% due 02/12/2048		5,438	3,770
6.375% due 01/23/2045		9,500	6,629
6.500% due 06/02/2041		15,100	11,080
6.625% due 06/15/2035		1,225	1,001
6.700% due 02/16/2032		21,620	19,397
6.950% due 01/28/2060		11,820	8,484
7.690% due 01/23/2050		5,000	3,910
8.750% due 06/02/2029		1,000	1,013
10.000% due 02/07/2033 (m)		9,700	10,286

Trust Fibra Uno
6.390% due 01/15/2050		2,100	1,773

			81,401

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.5%

Mexico Government International Bond
2.250% due 08/12/2036	EUR	6,000	$5,244
2.750% due 11/27/2031 (h)	MXN	146,800	6,508
3.000% due 12/03/2026 (h)		473,387	22,679
3.771% due 05/24/2061		$3,000	1,968
4.000% due 11/30/2028 (h)	MXN	46,093	2,262
4.000% due 08/24/2034 (h)		137,728	6,514
4.000% due 03/15/2115	EUR	1,000	829
5.000% due 05/07/2029		$11,100	11,184
5.000% due 04/27/2051 (m)		1,300	1,100
5.750% due 10/12/2110		10,600	9,236
6.338% due 05/04/2053		299	298
6.350% due 02/09/2035		800	840
6.400% due 05/07/2054		2,200	2,206

			70,868

Total Mexico (Cost $161,548)			152,269

MONGOLIA 0.0%

SOVEREIGN ISSUES 0.0%

Mongolia Government International Bond
7.875% due 06/05/2029		$500	530

Total Mongolia (Cost $496)			530

MOROCCO 0.6%

CORPORATE BONDS & NOTES 0.6%

OCP SA
3.750% due 06/23/2031		$2,550	2,294
5.125% due 06/23/2051		4,100	3,346
7.500% due 05/02/2054		3,100	3,380

Total Morocco (Cost $9,279)			9,020

NETHERLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

InterCement Financial Operations BV
5.750% due 07/17/2049 ^(c)		$500	245

NE Property BV
1.875% due 10/09/2026	EUR	200	215

Prosus NV
1.539% due 08/03/2028		500	518
2.031% due 08/03/2032		600	579
3.061% due 07/13/2031		$1,200	1,059
3.257% due 01/19/2027		1,000	965
3.680% due 01/21/2030		900	849
4.027% due 08/03/2050		600	439

Yinson Boronia Production BV
8.947% due 07/31/2042		3,500	3,748

Total Netherlands (Cost $9,247)			8,617

NIGERIA 1.2%

CORPORATE BONDS & NOTES 0.5%

BOI Finance BV
7.500% due 02/16/2027	EUR	7,800	8,238

SOVEREIGN ISSUES 0.7%

Nigeria Government International Bond
7.143% due 02/23/2030		$3,000	2,728
7.625% due 11/28/2047		1,200	922
7.696% due 02/23/2038		3,500	2,864
7.875% due 02/16/2032		3,700	3,338
8.375% due 03/24/2029		800	777
8.747% due 01/21/2031		650	627

			11,256

Total Nigeria (Cost $21,000)			19,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OMAN 1.3%

SOVEREIGN ISSUES 1.3%

Oman Government International Bond
4.750% due 06/15/2026		$1,200	$1,198
5.625% due 01/17/2028		3,230	3,310
6.000% due 08/01/2029		4,700	4,934
6.500% due 03/08/2047		1,800	1,901
6.750% due 10/28/2027		1,300	1,375
6.750% due 01/17/2048		1,200	1,302
7.000% due 01/25/2051		5,900	6,612

Total Oman (Cost $18,784)			20,632

PAKISTAN 1.2%

SOVEREIGN ISSUES 1.2%

Pakistan Government International Bond
6.000% due 04/08/2026		$10,000	9,399
6.875% due 12/05/2027		1,800	1,638
7.375% due 04/08/2031		1,200	1,019
8.250% due 09/30/2025 (m)		300	295
8.875% due 04/08/2051		5,100	4,101
8.875% due 04/08/2051 (m)		2,100	1,688

Pakistan Water & Power Development Authority
7.500% due 06/04/2031		900	708

Total Pakistan (Cost $18,701)			18,848

PANAMA 2.4%

CORPORATE BONDS & NOTES 0.4%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$2,700	2,143

Banco General SA
5.250% due 05/07/2031 •(i)(j)		3,500	3,213
5.250% due 12/31/2099		600	551

ENA Norte Trust
4.950% due 04/25/2028		688	650

			6,557

SOVEREIGN ISSUES 2.0%

Panama Government International Bond
4.300% due 04/29/2053		2,800	1,990
4.500% due 05/15/2047		200	152
4.500% due 04/16/2050		1,000	737
4.500% due 01/19/2063		3,600	2,525
6.400% due 02/14/2035		8,000	8,191
6.700% due 01/26/2036		4,800	5,014
6.853% due 03/28/2054		1,900	1,928
6.875% due 01/31/2036		2,200	2,313
7.875% due 03/01/2057 (m)		2,500	2,830
8.000% due 03/01/2038		1,500	1,698
8.125% due 04/28/2034		2,860	3,103
9.375% due 04/01/2029		518	603

			31,084

Total Panama (Cost $39,926)			37,641

PARAGUAY 0.4%

SOVEREIGN ISSUES 0.4%

Paraguay Government International Bond
2.739% due 01/29/2033		$800	683
3.849% due 06/28/2033		600	550
5.400% due 03/30/2050		700	655
5.600% due 03/13/2048		200	192
5.850% due 08/21/2033		700	731
6.000% due 02/09/2036		1,000	1,058
7.900% due 02/09/2031	PYG	23,766,000	3,124

Total Paraguay (Cost $7,389)			6,993

PERU 2.4%

CORPORATE BONDS & NOTES 1.6%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	12,400	3,437

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

InRetail Consumer
3.250% due 03/22/2028		$11,600	$10,890

Niagara Energy SAC
5.746% due 10/03/2034 (a)		2,500	2,516

Petroleos del Peru SA
5.625% due 06/19/2047		12,600	8,641

			25,484

SOVEREIGN ISSUES 0.8%

Peru Government International Bond
5.375% due 02/08/2035		2,030	2,084
5.400% due 08/12/2034	PEN	2,000	507
5.875% due 08/08/2054		$5,360	5,637
6.150% due 08/12/2032	PEN	5,200	1,425
6.900% due 08/12/2037		5,000	1,391
6.950% due 08/12/2031		2,800	809
7.300% due 08/12/2033		1,400	409

			12,262

Total Peru (Cost $37,190)			37,746

PHILIPPINES 0.2%

CORPORATE BONDS & NOTES 0.2%

PLDT, Inc.
3.450% due 06/23/2050		$4,700	3,487

Total Philippines (Cost $4,869)			3,487

POLAND 1.2%

SOVEREIGN ISSUES 1.2%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		$3,600	3,781
6.250% due 10/31/2028		3,400	3,652
6.250% due 07/09/2054		3,600	3,890

Poland Government International Bond
4.875% due 10/04/2033		3,200	3,260
5.500% due 04/04/2053 (m)		4,300	4,410

Total Poland (Cost $17,941)			18,993

QATAR 1.8%

CORPORATE BONDS & NOTES 1.3%

QatarEnergy
2.250% due 07/12/2031		$10,000	8,809
3.125% due 07/12/2041		4,250	3,385
3.300% due 07/12/2051		11,700	8,790

			20,984

SOVEREIGN ISSUES 0.5%

Qatar Government International Bond
4.400% due 04/16/2050		1,900	1,768
4.817% due 03/14/2049		3,180	3,145
5.103% due 04/23/2048		2,375	2,447

			7,360

Total Qatar (Cost $29,959)			28,344

ROMANIA 2.3%

SOVEREIGN ISSUES 2.3%

Romania Government International Bond
2.000% due 12/08/2026 (m)	EUR	4,500	4,849
2.124% due 07/16/2031 (m)		4,450	4,160
2.125% due 03/07/2028 (m)		500	525
2.375% due 04/19/2027 (m)		350	378
2.875% due 04/13/2042 (m)		4,500	3,390
3.375% due 01/28/2050 (m)		2,700	2,051
3.500% due 04/03/2034 (m)		1,100	1,062
4.625% due 04/03/2049 (m)		1,000	938
5.250% due 05/30/2032 (m)		4,200	4,698
5.625% due 05/30/2037 (m)		4,200	4,622
6.125% due 01/22/2044 (m)		$4,500	4,503

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 09/18/2033 (m)	EUR	3,600	$4,308

Total Romania (Cost $37,859)			35,484

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
7.500% due 03/31/2030		$363	241

Total Russia (Cost $67)			241

SAUDI ARABIA 2.9%

CORPORATE BONDS & NOTES 1.3%

Saudi Arabian Oil Co.
3.500% due 11/24/2070		$3,200	2,146
4.250% due 04/16/2039		2,700	2,464
4.375% due 04/16/2049 (m)		3,900	3,381
5.250% due 07/17/2034		6,700	6,900
5.875% due 07/17/2064		5,700	5,775

			20,666

SOVEREIGN ISSUES 1.6%

Saudi Government International Bond
3.450% due 02/02/2061		6,800	4,645
3.750% due 01/21/2055		3,400	2,518
4.500% due 10/26/2046 (m)		10,100	8,918
4.625% due 10/04/2047		1,400	1,254
5.000% due 01/16/2034 (m)		7,600	7,785
5.000% due 01/18/2053		200	186

			25,306

Total Saudi Arabia (Cost $51,069)			45,972

SENEGAL 1.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Republic of Senegal
9.489% (EUR006M + 5.800%) due 12/22/2028 «~	EUR	5,000	5,482

SOVEREIGN ISSUES 0.7%

Senegal Government International Bond
4.750% due 03/13/2028		2,300	2,396
5.375% due 06/08/2037		8,000	6,565
6.250% due 05/23/2033		$1,700	1,468
6.750% due 03/13/2048		1,300	962

			11,391

Total Senegal (Cost $18,203)			16,873

SERBIA 1.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Project Mercury
0.400% - 7.688% (Euribor 6MO + 4.200%) due 08/11/2030 «~	EUR	5,000	5,715

SOVEREIGN ISSUES 1.2%

Serbia Government International Bond
1.000% due 09/23/2028		500	497
1.500% due 06/26/2029		3,800	3,774
1.650% due 03/03/2033 (m)		2,400	2,107
3.125% due 05/15/2027		800	875
3.125% due 05/15/2027 (m)		4,620	5,052
6.000% due 06/12/2034 (m)		$1,900	1,959
6.250% due 05/26/2028		300	313
6.500% due 09/26/2033		3,600	3,859

			18,436

Total Serbia (Cost $23,341)			24,151

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029		$1,600	$1,644

Total Singapore (Cost $1,570)			1,644

SOUTH AFRICA 4.3%

CORPORATE BONDS & NOTES 2.6%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	399,500	23,120

Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$5,000	4,853
6.350% due 08/10/2028		5,200	5,300
8.450% due 08/10/2028		2,800	2,970

Sasol Financing USA LLC
6.500% due 09/27/2028		1,150	1,141
8.750% due 05/03/2029		3,700	3,917

			41,301

SOVEREIGN ISSUES 1.7%

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	77,900	4,737
10.500% due 12/21/2026 (m)		350,600	21,321

			26,058

Total South Africa (Cost $69,972)			67,359

SOUTH KOREA 1.1%

CORPORATE BONDS & NOTES 0.9%

LG Chem Ltd.
1.375% due 07/07/2026		$8,600	8,141

SK Hynix, Inc.
6.500% due 01/17/2033		5,000	5,519

			13,660

SOVEREIGN ISSUES 0.2%

Korea National Oil Corp.
4.875% due 04/03/2029		3,100	3,166

Total South Korea (Cost $16,981)			16,826

SRI LANKA 0.5%

SOVEREIGN ISSUES 0.5%

Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(c)		$6,800	3,842
6.350% due 06/28/2049		620	343
6.750% due 04/18/2028 ^(c)		200	113
6.825% due 07/18/2026 ^(c)		500	282
6.850% due 11/03/2025 ^(c)		3,650	2,069
7.850% due 03/14/2029 ^(c)		800	452

Total Sri Lanka (Cost $9,817)			7,101

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%

Africa Finance Corp.
2.870% due 08/13/2031		$200	171

African Export-Import Bank
2.634% due 05/17/2026		6,500	6,215

			6,386

SOVEREIGN ISSUES 0.0%

Ghana Government International Bond
10.750% due 10/14/2030		445	307

Total Supranational (Cost $6,995)			6,693

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TANZANIA 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

The Ministry of Finance and Planning, Government of the United Republic of Tanzania
9.225% (Euribor 6MO + 5.400%) due 04/26/2028 ~	EUR	3,782	$4,178

Total Tanzania (Cost $4,433)			4,178

THAILAND 0.2%

CORPORATE BONDS & NOTES 0.2%

Bangkok Bank PCL
3.466% due 09/23/2036 •(j)		$2,700	2,384

PTTEP Treasury Center Co. Ltd.
2.587% due 06/10/2027		400	382

Total Thailand (Cost $3,107)			2,766

TRINIDAD AND TOBAGO 0.3%

CORPORATE BONDS & NOTES 0.1%

National Gas Co.
6.050% due 01/15/2036		$2,000	1,886

SOVEREIGN ISSUES 0.2%

Trinidad & Tobago Government International Bond
5.950% due 01/14/2031		2,700	2,761

Total Trinidad and Tobago (Cost $4,515)			4,647

TUNISIA 0.5%

SOVEREIGN ISSUES 0.5%

Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	1,104
5.750% due 01/30/2025		$6,300	6,121

Total Tunisia (Cost $7,798)			7,225

TURKEY 5.5%

CORPORATE BONDS & NOTES 0.1%

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		$971	943

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

Republic of Turkey
9.794% (EUR003M + 6.210%) due 04/27/2031 «~	EUR	5,700	7,014

SOCAR Turkey Enerji AS
6.887% (Euribor 6MO + 3.450%) due 08/11/2026 ~		7,600	8,433

VakifBank
TBD% due 12/15/2028 «µ		1,800	2,010

			17,457

SOVEREIGN ISSUES 4.3%

Hazine Mustesarligi Varlik Kiralama AS
8.509% due 01/14/2029		$5,400	5,920

Turkey Government International Bond
4.875% due 04/16/2043		12,700	9,599
5.750% due 05/11/2047		32,100	26,082
6.000% due 01/14/2041		780	689
6.125% due 10/24/2028		3,300	3,377
6.500% due 01/03/2035 (a)		6,600	6,476
7.125% due 07/17/2032		1,800	1,860
7.625% due 05/15/2034		1,100	1,170
51.594% due 05/20/2026 ~	TRY	13,300	392
51.594% due 08/19/2026 ~		30,100	887
51.594% due 05/17/2028 ~		294,300	8,554

Turkiye Ihracat Kredi Bankasi AS
7.500% due 02/06/2028		$2,600	2,701

			67,707

Total Turkey (Cost $83,707)			86,107

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UKRAINE 1.1%

SOVEREIGN ISSUES 1.1%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$1,076	$472
0.000% due 02/01/2034 þ(g)		4,022	1,377
0.000% due 02/01/2035 þ(g)		3,399	1,490
0.000% due 02/01/2036 þ(g)		2,833	1,231
0.000% due 08/01/2041 ~		6,350	4,480
1.750% due 02/01/2029 þ		1,545	911
1.750% due 02/01/2034 þ		5,143	2,294
1.750% due 02/01/2035 þ		6,531	2,839
1.750% due 02/01/2036 þ		6,486	2,789

Total Ukraine (Cost $15,938)			17,883

UNITED ARAB EMIRATES 2.5%

CORPORATE BONDS & NOTES 1.7%

Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054 (a)		$3,300	3,266
5.375% due 05/08/2029		3,400	3,545
5.500% due 05/08/2034		3,400	3,614

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		6,000	5,913

DP World Ltd.
4.700% due 09/30/2049		500	441
5.625% due 09/25/2048		1,050	1,053
6.850% due 07/02/2037		1,650	1,882

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		1,500	1,501
5.875% due 05/01/2034		5,000	5,498

Ruwais Power Co. PJSC
6.000% due 08/31/2036		420	441

			27,154

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

NMC Healthcare LLC
11.194% (LIBOR 3MO + 6.000%) due 03/25/2027 «~	AED	11,216	3,065

SOVEREIGN ISSUES 0.6%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		$6,800	7,266

Emirate of Dubai Government International Bond
3.900% due 09/09/2050		400	311

Finance Department Government of Sharjah
4.375% due 03/10/2051		2,750	2,040

			9,617

Total United Arab Emirates (Cost $39,207)			39,836

UNITED KINGDOM 2.2%

CORPORATE BONDS & NOTES 1.5%

Antofagasta PLC
6.250% due 05/02/2034		$2,400	2,555

Fresnillo PLC
4.250% due 10/02/2050		4,200	3,233

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	695	588

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		$20,370	14,252

Ukraine Railways Via Rail Capital Markets PLC
8.250% due 07/09/2026 (b)		3,300	2,772

Ukreximbank Via Biz Finance PLC
9.750% due 01/22/2025		200	191

			23,591

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Canada Square Funding PLC
5.891% due 01/17/2059 •	GBP	2,238	3,000
5.930% due 06/17/2058 ~		811	1,086

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Formentera Issuer PLC
5.808% due 07/28/2047 •	$125	$167

Polaris PLC
6.254% due 05/23/2059	1,669	2,241

Rochester Financing PLC
5.680% due 12/18/2044 •	2,112	2,822

Tower Bridge Funding PLC
5.700% due 12/20/2063 •	924	1,236

		10,552

Total United Kingdom (Cost $31,998)		34,143

UNITED STATES 8.9%

ASSET-BACKED SECURITIES 0.8%

Aames Mortgage Investment Trust
5.449% due 04/25/2036 •	$681	635

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.019% due 11/25/2034 •	108	106

Argent Securities Trust
5.269% due 07/25/2036 •	571	505

Countrywide Asset-Backed Certificates Trust
5.449% due 02/25/2037 •	2,094	2,040
6.094% due 11/25/2035 •	1,861	1,844

Credit-Based Asset Servicing & Securitization Trust
3.193% due 01/25/2037 þ	6,717	1,952

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	151	44
6.672% due 06/25/2036 þ	220	62

GSAA Home Equity Trust
6.502% due 11/25/2036 þ	984	387

Home Equity Asset Trust
6.319% due 02/25/2033 •	59	57

MASTR Asset-Backed Securities Trust
5.669% due 09/25/2034 •	122	107

Morgan Stanley ABS Capital, Inc. Trust
5.734% due 01/25/2035 •	23	23
5.764% due 03/25/2034 •	1,977	2,047

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •	230	63
6.000% due 02/25/2037 ~	51	29

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.119% due 07/25/2036 •	335	310

Option One Mortgage Loan Trust
5.189% due 04/25/2037 •	521	351
5.189% due 05/25/2037 •	211	128

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.749% due 09/25/2035 •	1,600	1,445

RAAC Trust
5.669% due 02/25/2046 •	1	1

Saxon Asset Securities Trust
5.279% due 09/25/2037 •	234	224

Soundview Home Loan Trust
5.494% due 03/25/2036 •	200	199
5.869% due 10/25/2037 •	659	531

		13,090

	SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(d)(k)	2,865,490	311

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.8%

Credit Suisse AG AT1 Claim	$2,000	255

Rio Oil Finance Trust
8.200% due 04/06/2028	3,494	3,582
9.750% due 01/06/2027	2,284	2,365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (f)	$4,776	$3,463

Unigel Luxembourg SA
8.750% due 03/01/2030 ^«(c)	2,213	2,213

		11,878

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Castlelake LP
2.950% due 05/13/2031 «	4,946	4,688

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%

Adjustable Rate Mortgage Trust
5.230% due 11/25/2035 ~	61	44

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	1,712	1,704

Banc of America Funding Trust
6.388% due 04/25/2037 þ	85	71

BANK
4.407% due 11/15/2061 ~	3,200	3,187

BCAP LLC Trust
4.283% due 05/26/2037 ~	1,867	1,654

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	26	24
5.069% due 01/25/2035 ~	4	4

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,460
4.261% due 10/10/2051	4,100	4,022

CIM Trust
5.500% due 08/25/2064 ~	5,868	5,942

Citigroup Mortgage Loan Trust
5.676% due 07/25/2046 ~	34	33
6.830% due 09/25/2035 •	11	11

CitiMortgage Alternative Loan Trust
5.619% due 10/25/2036 •	435	325

Countrywide Alternative Loan Trust
5.319% due 05/25/2036 •	465	182
5.609% due 11/25/2035 •	74	61
6.250% due 11/25/2036	54	41
6.315% due 03/25/2037 •	81	44

Countrywide Home Loan Mortgage Pass-Through Trust
4.338% due 02/25/2047 ~	36	30
4.455% due 03/25/2037 ~	30	26
4.844% due 09/25/2047 ~	19	17

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.938% due 05/25/2066 ~	3,497	2,984
1.756% due 10/25/2066 ~	2,000	1,780
2.000% due 01/25/2060 ~	1,749	1,562
3.287% due 11/30/2037 ~	584	526
6.421% due 10/25/2037 ~	502	303

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	87	74

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ	50	44
6.386% due 10/25/2036 þ	50	44

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	5,803	5,843

GSMPS Mortgage Loan Trust
5.319% due 01/25/2036 •	115	92

HarborView Mortgage Loan Trust
6.031% due 08/19/2036 ~	2	2

Impac CMB Trust
5.609% due 03/25/2035 •	65	63

IndyMac INDA Mortgage Loan Trust
3.603% due 11/25/2037 ~	496	413
3.810% due 08/25/2036 ~	97	78

IndyMac INDX Mortgage Loan Trust
3.534% due 06/25/2036 ~	76	66
3.846% due 10/25/2035 ~	69	56
5.269% due 06/25/2037 •	101	36
5.329% due 02/25/2037 •	392	385

JP Morgan Mortgage Trust
5.321% due 11/25/2035 ~	26	21
5.415% due 08/25/2035 ~	21	21

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	$66	$64

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~	774	742

Lehman XS Trust
5.349% due 09/25/2046 •	1,394	1,222
5.469% due 08/25/2037 •	2,242	2,160

Luminent Mortgage Trust
5.329% due 12/25/2036 •	15	15

MASTR Alternative Loan Trust
5.369% due 03/25/2036 •	131	13

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	714	575
6.500% due 07/25/2037	241	199

Sequoia Mortgage Trust
5.133% due 01/20/2047 ~	23	17

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	8,390	8,399

Structured Adjustable Rate Mortgage Loan Trust
4.274% due 11/25/2035 ~	19	17
4.667% due 09/25/2036 ~	116	81
6.626% due 10/25/2037 •	61	57

SunTrust Adjustable Rate Mortgage Loan Trust
5.034% due 10/25/2037 ~	254	224

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	568	15

Turkey’s First National Bank
7.962% due 11/15/2034 «(k)	2,500	2,500

WaMu Mortgage Pass-Through Certificates Trust
3.427% due 05/25/2037 ~	75	59
3.745% due 01/25/2037 ~	61	53
3.843% due 04/25/2037 ~	42	37
4.306% due 12/25/2036 ~	120	108
4.572% due 03/25/2036 ~	697	654
5.339% due 05/25/2034 •	57	52

Wells Fargo Mortgage-Backed Securities Trust
7.578% due 10/25/2036 ~	177	169

		50,707

U.S. GOVERNMENT AGENCIES 1.7%

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054	6,200	5,960
4.500% due 11/01/2054	6,200	6,098
5.000% due 11/01/2054	6,500	6,497
5.500% due 11/01/2054	7,650	7,739

		26,294

U.S. TREASURY OBLIGATIONS 2.1%

U.S. Treasury Bonds
1.750% due 08/15/2041 (o)	11,700	8,301
3.250% due 05/15/2042	18,000	16,011
4.375% due 08/15/2043 (m)	500	514

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
4.000% due 02/28/2030 (o)(q)		$8,300	$8,460

			33,286

		SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(k)		3	0

Total United States (Cost $147,264)			140,254

		PRINCIPAL AMOUNT (000S)
URUGUAY 0.3%

SOVEREIGN ISSUES 0.3%

Uruguay Government International Bond
5.100% due 06/18/2050		$200	201
5.250% due 09/10/2060		5,000	5,026

Total Uruguay (Cost $5,218)			5,227

UZBEKISTAN 0.8%

CORPORATE BONDS & NOTES 0.2%

Ipoteka-Bank ATIB
5.500% due 11/19/2025		$200	197

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		1,500	1,511
21.000% due 07/24/2027	UZS	27,460,000	2,157

			3,865

SOVEREIGN ISSUES 0.6%

Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	4,900	5,501
5.375% due 02/20/2029		$1,900	1,843

Uzbekneftegaz JSC
4.750% due 11/16/2028		2,900	2,571

			9,915

Total Uzbekistan (Cost $13,407)			13,780

VENEZUELA 1.0%

CORPORATE BONDS & NOTES 0.6%

Petroleos de Venezuela SA
5.375% due 04/12/2027		$51,899	5,046
5.500% due 04/12/2037		8,863	883
6.000% due 05/16/2034		2,800	272
8.500% due 10/27/2020		3,600	3,330

			9,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.4%

Venezuela Government International Bond
6.000% due 06/30/2049		$120	$15
7.000% due 03/31/2038 ^(c)		19,240	2,662
7.650% due 04/21/2025 ^(c)		11,100	1,546
8.250% due 10/13/2024 ^(c)		6,739	943
9.000% due 05/07/2049		2,921	418

			5,584

Total Venezuela (Cost $55,878)			15,115

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%

Vietnam Government International Bond
5.500% due 03/12/2028 þ		$1,080	1,034

Total Vietnam (Cost $1,041)			1,034

SHORT-TERM INSTRUMENTS 5.4%

REPURCHASE AGREEMENTS (l) 5.1%
			79,529

NIGERIA TREASURY BILLS 0.3%
29.678% due 02/20/2025 - 05/20/2025 (e)(f)	NGN	8,403,100	4,585

Total Short-Term Instruments (Cost $84,219)			84,114

Total Investments in Securities (Cost $1,800,596)			1,723,592

		SHARES
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%

PIMCO Short-Term Floating NAV Portfolio III		5,263,598	51,252

Total Short-Term Instruments (Cost $51,240)			51,252

Total Investments in Affiliates (Cost $51,240)			51,252

Total Investments 112.9% (Cost $1,851,836)			$1,774,844

Financial Derivative Instruments (n)(p) 0.1% (Cost or Premiums, net $(1,288))			1,875

Other Assets and Liabilities, net (13.0)%			(204,791)

Net Assets 100.0%			$1,571,928

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$311	$311	0.02%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	3,095	3,815	0.24
Turkey’s First National Bank 7.962% due 11/15/2034	09/18/2024	2,500	2,500	0.16

		$5,906	$6,626	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.850%	09/26/2024	10/03/2024		$ 27,663	U.S. Treasury Notes 2.625% - 4.125% due 02/15/2029 - 11/15/2032	$(27,607)	$27,663	$27,682
BPS	2.500	09/18/2024	TBD	(2)	EUR 9,273	Romanian Government International Bond 1.375% due 12/02/2029	(10,339)	10,322	10,331
BRC	4.400	09/20/2024	TBD	(2)	$ 2,608	Egypt Government International Bond 7.500% due 01/31/2027	(2,614)	2,608	2,612
DEU	4.850	09/24/2024	10/01/2024		306	U.S. Treasury Notes 4.000% due 02/15/2034	(307)	306	306
JPS	4.870	09/26/2024	10/03/2024		7,249	U.S. Treasury Bonds 3.375% due 11/15/2048	(7,247)	7,250	7,254
	4.880	09/26/2024	10/03/2024		20,940	U.S. Treasury Bonds 2.250% due 05/15/2041	(4,704)	20,940	20,955
						U.S. Treasury Notes 3.875% due 12/31/2027	(16,211)
MYI	4.350	09/20/2024	TBD	(2)	10,439	Egypt Government International Bond 7.500% due 01/31/2027	(10,457)	10,440	10,453

Total Repurchase Agreements							$(79,486)	$79,529	$79,593

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BPS	3.580%	09/18/2024	TBD	(4)	EUR	(7,334)	$(8,174)
	4.000	09/20/2024	TBD	(4)		$(200)	(201)
	4.980	09/20/2024	TBD	(4)		(7,435)	(7,446)
	5.000	09/20/2024	TBD	(4)		(3,328)	(3,333)
BRC	1.500	09/20/2024	TBD	(4)		(267)	(267)
	3.350	09/18/2024	TBD	(4)	EUR	(1,123)	(1,252)
	3.500	09/18/2024	TBD	(4)		(1,669)	(1,860)
	3.750	09/20/2024	TBD	(4)		$(625)	(625)
	4.000	09/20/2024	TBD	(4)		(365)	(365)
	4.500	09/20/2024	TBD	(4)		(10,232)	(10,233)
	4.650	09/20/2024	TBD	(4)		(945)	(946)
	8.200	09/20/2024	10/03/2024		ZAR	(92,159)	(5,347)
GSC	4.900	09/20/2024	TBD	(4)		$(8,893)	(8,906)
JML	5.100	09/20/2024	11/12/2024			(1,067)	(1,069)
MBC	8.200	09/20/2024	TBD	(4)	ZAR	(255,996)	(14,854)
MYI	3.450	09/18/2024	TBD	(4)	EUR	(4,309)	(4,803)
	3.850	09/20/2024	TBD	(4)		$(4,854)	(4,860)
	4.100	09/20/2024	TBD	(4)		(1,009)	(1,010)
	4.150	09/20/2024	TBD	(4)		(1,242)	(1,244)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
	4.250%	09/20/2024	TBD	(4)		$(910)	$(911)
	4.750	09/20/2024	TBD	(4)		(3,503)	(3,508)
	4.850	09/20/2024	TBD	(4)		(1,904)	(1,907)
	4.900	09/20/2024	TBD	(4)		(4,202)	(4,209)
	4.950	09/20/2024	TBD	(4)		(7,732)	(7,743)
	5.020	09/20/2024	TBD	(4)		(9,326)	(9,340)
NOM	4.700	09/20/2024	TBD	(4)		(2,644)	(2,648)
	4.820	09/20/2024	TBD	(4)		(5,033)	(5,041)
	5.050	09/20/2024	TBD	(4)		(8,801)	(8,814)
SCX	3.600	09/18/2024	TBD	(4)	EUR	(18,609)	(20,742)
	5.000	09/20/2024	TBD	(4)		$(4,366)	(4,373)

Total Reverse Repurchase Agreements							$(146,031)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Egypt (0.8)%
Sovereign Issues (0.8)%
Egypt Government International Bond	7.500%	01/31/2027	$ 13,000	$(13,042)	$(13,141)

Romania (0.7)%
Sovereign Issues (0.7)%
Romania Government International Bond	1.375%	12/02/2029	EUR 10,700	(12,544)	(10,400)

United States (3.6)%
U.S. Treasury Obligations (3.6)%
U.S. Treasury Bonds	2.250%	05/15/2041	$ 6,000	(4,187)	(4,703)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(6,453)	(7,247)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,198)	(9,747)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,741)	(16,210)
U.S. Treasury Notes	4.000	02/15/2034	300	(284)	(307)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(17,861)

Total United States				(53,566)	(56,075)

Total Short Sales (5.1)%				$(79,152)	$(79,616)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BOS	$27,682	$0	$0	$0	$27,682	$(27,608)	$74
BPS	10,331	(19,154)	0	0	(8,823)	10,408	1,585
BRC	2,612	(20,895)	0	0	(18,283)	18,972	689
DEU	306	0	0	0	306	(307)	(1)
GSC	0	(8,906)	0	0	(8,906)	8,841	(65)
JML	0	(1,069)	0	0	(1,069)	1,100	31
JPS	28,209	0	0	0	28,209	(28,161)	48
MBC	0	(14,854)	0	0	(14,854)	15,203	349
MYI	10,453	(39,535)	0	0	(29,082)	29,774	692
NOM	0	(16,503)	0	0	(16,503)	17,149	646
SCX	0	(25,115)	0	0	(25,115)	26,071	956

Master Securities Forward Transaction Agreement
BCY	0	0	0	(38,215)	(38,215)	0	(38,215)
FBF	0	0	0	(3,841)	(3,841)	0	(3,841)
GSC	0	0	0	(17,861)	(17,861)	0	(17,861)
JML	0	0	0	(680)	(680)	0	(680)
MBC	0	0	0	(9,719)	(9,719)	0	(9,719)
MEI	0	0	0	(7,885)	(7,885)	0	(7,885)
SBI	0	0	0	(1,011)	(1,011)	0	(1,011)
SCX	0	0	0	(404)	(404)	0	(404)

Total Borrowings and Other Financing Transactions	$79,593	$(146,031)	$0	$(79,616)

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(5,347)	$0	$(35,449)	$(40,796)
Sovereign Issues	0	0	(1,069)	(104,166)	(105,235)

Total Borrowings	$0	$(5,347)	$(1,069)	$(139,615)	$(146,031)

Payable for reverse repurchase agreements					$(146,031)

(m)	Securities with an aggregate market value of $150,779 and cash of $365 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(120,389) at a weighted average interest rate of 5.016%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(908) of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	15	$2,005	$22	$4	$0
U.S. Treasury 2-Year Note December Futures	12/2024	189	39,358	82	0	(71)
U.S. Treasury 5-Year Note December Futures	12/2024	1,875	206,030	183	0	(689)
U.S. Treasury 10-Year Note December Futures	12/2024	2,890	330,273	(13)	0	(1,173)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	295	39,263	(93)	0	(231)

				$181	$4	$(2,164)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	347	$(52,115)	$(632)	$0	$(166)
Euro-Buxl 30-Year Bond December Futures	12/2024	94	(14,260)	(137)	0	(115)
U.S. Treasury 10-Year Ultra December Futures	12/2024	56	(6,625)	8	29	0

				$(761)	$29	$(281)

Total Futures Contracts				$(580)	$33	$(2,445)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$7,000	$400	$(363)	$37	$0	$(2)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	27,400	1,279	(1,036)	243	0	(6)
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	2,600	(31)	(29)	(60)	0	0
CDX.IG-42 5-Year Index	(1.000)	Quarterly	06/20/2029	9,100	(207)	(2)	(209)	0	0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029	33,300	(756)	1	(755)	2	0

					$685	$(1,429)	$(744)	$2	$(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	41,500	$815	$83	$898	$0	$(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	$	22,300	(1,340)	185	(1,155)	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		2,000	11	(166)	(155)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		9,500	70	(230)	(160)	25	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		28,220	59	672	731	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		71,000	1,990	(1,857)	133	212	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		21,200	(1,089)	1,049	(40)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		3,300	46	(416)	(370)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		2,300	(8)	78	70	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		2,600	(10)	91	81	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	173	161	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,400	(17)	251	234	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		5,500	(21)	321	300	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		700	(3)	33	30	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,500	(9)	147	138	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,100	(8)	120	112	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,900	(7)	121	114	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,400	(5)	90	85	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		800	(3)	53	50	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		100	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,400	(5)	118	113	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,410	(294)	294	0	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		23,100	(968)	(645)	(1,613)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,200	77	(1,369)	(1,292)	125	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,200	(68)	(173)	(241)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	(102)	(107)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(145)	(56)	5	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		4,800	(24)	(182)	(206)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	36	88	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	55	174	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	36	34	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		12,140	755	(1,119)	(364)	49	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		33,750	196	(1,585)	(1,389)	127	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	(125)	(125)	6	0
Pay(4)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	24,500	195	278	473	78	0
Pay(4)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		36,325	297	335	632	212	0
Receive(4)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		8,075	(36)	35	(1)	0	(84)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029	ILS	27,200	0	(33)	(33)	0	(15)
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		16,300	0	(14)	(14)	0	(9)
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		18,300	0	(5)	(5)	0	(10)
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		18,700	0	(9)	(9)	0	(10)
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		11,700	0	(18)	(18)	0	(6)
Pay	3-Month ILS-TELBOR	4.160	Annual	09/18/2029		17,400	0	(9)	(9)	0	(9)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		6,300	1	(4)	(3)	0	(3)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		4,100	0	(5)	(5)	0	(2)
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		1,400	0	1	1	0	(1)
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		15,700	0	2	2	0	(9)
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		2,200	0	2	2	0	(1)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	151	151	2	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(347)	(347)	13	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	64	64	0	(12)
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029	CZK	248,500	70	102	172	19	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(10)	297	287	9	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	256	247	13	0
Receive	28-Day MXN-TIIE	9.769	Lunar	09/27/2028	MXN	21,400	0	(43)	(43)	2	0
Pay	28-Day MXN-TIIE	9.235	Lunar	05/02/2029		372,800	(43)	519	476	0	(41)

							$845	$(2,536)	$(1,691)	$1,017	$(543)

Total Swap Agreements							$1,530	$(3,965)	$(2,435)	$1,019	$(551)

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$33	$1,019	$1,052	$0	$(2,445)	$(551)	$(2,996)

(o)

Securities with an aggregate market value of $5,187 and cash of $21,396 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	CZK	9,162		$405	$1	$0
	10/2024	HKD	1,260		162	0	0
	10/2024	PEN	7,280		1,934	0	(29)
	10/2024		$1,316	HUF	465,922	0	(12)
	10/2024		1,243	INR	103,989	0	(3)
	10/2024		103	KRW	138,129	2	0
	10/2024		147	MYR	620	4	0
	10/2024		2	PLN	8	0	0
	10/2024	ZAR	26,624		$1,478	0	(60)
	02/2025	NGN	600,628		423	78	0

BPS	10/2024	BRL	65,764		12,058	0	(14)
	10/2024	EUR	9,833		10,970	24	0
	10/2024	GBP	259		341	0	(5)
	10/2024	HKD	4,484		576	0	(1)
	10/2024	HUF	765,705		2,127	0	(17)
	10/2024	IDR	24,410		2	0	0
	10/2024	ILS	7,445		1,967	0	(30)
	10/2024	NZD	5,129		3,192	0	(66)
	10/2024		$11,785	BRL	65,764	287	0
	10/2024		11	CNH	81	0	0
	10/2024		7,653	EUR	6,923	54	0
	10/2024		1,255	HUF	456,016	22	0
	10/2024		314	KRW	419,936	5	0
	10/2024		163	PLN	625	0	(1)
	11/2024	CNH	164		$23	0	(1)
	11/2024	PLN	625		163	1	0
	11/2024	TRY	145,350		3,943	0	(88)
	11/2024	TWD	10,226		321	0	(4)
	12/2024	COP	3,255,585		769	2	0
	12/2024	MXN	182,302		9,047	0	(113)
	05/2029	KWD	2,427		8,344	189	0
	07/2029		579		1,991	46	0

BRC	10/2024	GBP	7,063		9,318	0	(125)
	10/2024	MYR	893		211	0	(6)
	10/2024	PLN	999		260	1	0
	10/2024	TRY	13,810		395	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$723	CZK	16,796	$19	$0
	10/2024		259	MYR	1,132	15	0
	10/2024		739	NZD	1,170	4	0
	10/2024		521	SEK	5,269	0	(2)
	10/2024		1,464	TRY	51,826	49	0
	10/2024	ZAR	1,235		$67	0	(4)
	11/2024	NZD	1,170		739	0	(4)
	11/2024	PLN	1		0	0	0
	11/2024	SEK	5,260		521	2	0
	11/2024		$19,608	TRY	734,768	758	0
	11/2024		1,324	TWD	41,899	6	0
	12/2024	TRY	3,208		$85	0	(1)
	01/2025		7,892		207	0	(1)

CBK	10/2024		137		4	0	0
	10/2024		$42	CNH	300	1	0
	10/2024		2,094	IDR	32,494,418	43	0
	10/2024		1,968	ILS	7,198	0	(37)
	10/2024		1,602	INR	134,709	5	0
	10/2024		225	KRW	300,893	3	0
	10/2024		965	PHP	53,851	0	(6)
	10/2024		233	THB	7,740	8	0
	10/2024	ZAR	464,797		$25,481	0	(1,386)
	11/2024	CNH	348		49	0	(1)
	11/2024	TWD	41,806		1,313	0	(15)
	11/2024		$510	KZT	247,301	1	0
	12/2024	PEN	1,161		$306	0	(7)
	12/2024		$1,611	EGP	81,994	33	0
	12/2024		119	MXN	2,420	2	0
	12/2024		3,690	PEN	13,887	53	0
	02/2025	NGN	659,558		$451	71	0

DUB	10/2024	BRL	236,208		42,569	0	(790)
	10/2024	IDR	13,916,958		904	0	(11)
	10/2024	PEN	6,739		1,788	0	(29)
	10/2024	PLN	1,089		284	1	0
	10/2024		$43,356	BRL	236,208	3	0
	10/2024		213	KRW	284,602	3	0
	10/2024		199	MYR	845	6	0
	10/2024		208	PLN	796	0	(1)
	11/2024	PLN	774		$202	1	0
	11/2024		$3,304	KZT	1,604,383	9	0
	01/2025		42,569	BRL	238,734	774	0
	02/2025	MXN	495,522		$24,493	0	(164)
	02/2025	PEN	15,664		4,183	0	(37)
	03/2025		$2,350	EGP	134,537	247	0
	03/2025		180	TRY	8,551	32	0

FAR	10/2024	AUD	1,913		$1,315	0	(8)
	10/2024	BRL	50,396		9,122	0	(129)
	10/2024		$9,250	BRL	50,396	1	0
	10/2024		136,017	EUR	121,636	0	(618)
	10/2024		1,735	NZD	2,760	19	0
	11/2024	EUR	121,636		$136,204	618	0
	11/2024	NZD	2,760		1,735	0	(19)
	11/2024		$1,316	AUD	1,913	8	0
	12/2024	PEN	12,969		$3,416	0	(80)

GLM	10/2024	BRL	20,755		3,810	0	0
	10/2024	PLN	2,146		541	0	(17)
	10/2024		$3,790	BRL	20,755	20	0
	10/2024		148	INR	12,445	0	0
	11/2024	DOP	578,377		$9,572	0	(11)
	11/2024		$325	BRL	1,856	14	0
	12/2024	AED	11,110		$3,025	0	0
	12/2024	BRL	15,917		2,889	0	(12)
	12/2024	DOP	692,011		11,414	0	(24)
	02/2025	MXN	224,620		11,032	0	(148)
	02/2025	TRY	215,664		5,257	0	(205)
	03/2025		$613	EGP	32,238	7	0
	04/2025	BRL	247,700		$44,543	236	(4)

IND	10/2024		$106	KRW	141,845	2	0
	10/2024		211	MYR	912	10	0

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2024	BRL	234,491		$43,041	$0	$(3)
	10/2024	CNH	644		90	0	(2)
	10/2024	HUF	472,561		1,294	0	(29)
	10/2024	ILS	3,733		1,031	29	0
	10/2024	NOK	32,594		3,081	0	(8)
	10/2024		$42,136	BRL	234,491	908	0
	10/2024		12	CNH	82	0	0
	10/2024		315	CZK	7,384	11	0
	10/2024		119	KRW	159,331	2	0
	10/2024		751	NZD	1,199	11	0
	10/2024		7	PLN	29	0	0
	10/2024		397	TRY	14,106	9	0
	10/2024		1,178	ZAR	21,691	76	0
	11/2024	CNH	82		$12	0	0
	11/2024	TWD	5,332		164	0	(5)
	11/2024		$32	EGP	1,576	0	0
	11/2024		3,081	NOK	32,583	8	0
	11/2024		2,301	TRY	86,077	92	0
	12/2024	CLP	785,166		$834	0	(39)
	12/2024		$5,952	EGP	299,461	46	0
	12/2024		2,608	TRY	97,888	32	0
	02/2025		385	EGP	20,348	14	0
	03/2025		1,172		66,980	121	0
	03/2025		156	TRY	7,555	32	0
	04/2025	BRL	1,800		$320	0	(2)
	05/2025		$1,287	TRY	57,229	48	0

MBC	10/2024	MYR	1,466		$337	0	(18)
	10/2024	NOK	1,289		122	0	0
	10/2024	SEK	5,270		514	0	(5)
	10/2024	SGD	1,622		1,263	1	0
	10/2024		$2,281	CAD	3,082	0	(2)
	10/2024		9,793	GBP	7,322	0	(4)
	10/2024		1,137	ILS	4,196	0	(12)
	10/2024		403	KRW	537,825	5	0
	10/2024		3,469	NOK	36,497	0	(10)
	10/2024		183	PLN	698	0	(2)
	11/2024	CAD	3,080		$2,281	2	0
	11/2024	EUR	4,783		5,360	28	0
	11/2024	GBP	7,322		9,793	4	0
	11/2024	PLN	698		183	2	0
	11/2024	TWD	8,575		268	0	(4)
	11/2024		$122	NOK	1,289	0	0
	11/2024		8	PLN	29	0	0
	11/2024		1,263	SGD	1,619	0	(1)
	02/2025		734	NGN	1,189,080	0	(50)

MYI	10/2024	CZK	60,019		$2,585	0	(66)
	10/2024	EUR	134,115		149,466	177	(2)
	10/2024	ILS	3,344		893	0	(4)
	10/2024	MYR	4,488		1,038	0	(50)
	10/2024		$1,078	HUF	388,989	11	0
	10/2024		153	KRW	204,731	2	0
	10/2024		643	NOK	6,765	0	(2)
	10/2024		1,246	SGD	1,622	16	0
	11/2024	TWD	5,529		$176	0	0
	12/2024	MXN	17,145		874	14	0

RBC	10/2024		$1,327	CZK	29,878	0	(7)
	10/2024		5,646	EUR	5,062	0	(11)
	11/2024	EUR	5,062		$5,654	11	0
	12/2024	MXN	25,289		1,273	3	0

SCX	10/2024	CAD	3,083		2,289	9	0
	10/2024	NOK	9,377		892	3	0
	10/2024	TRY	136		4	0	0
	10/2024		$6,166	EUR	5,555	18	0
	10/2024		599	INR	50,375	1	0
	11/2024	CNH	48		$7	0	0
	11/2024	TWD	1,603		50	0	(1)
	12/2024	PEN	4,055		1,071	0	(22)
	12/2024		$996	EGP	50,478	15	0
	02/2025	NGN	875,131		$607	104	0
	02/2025		$585	NGN	946,237	0	(41)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	10/2024	BRL	11,879		$2,099	$0	$(82)
	10/2024		$2,180	BRL	11,879	0	0
	10/2024		1,443	EGP	71,903	42	0
	11/2024	BRL	8,610		$1,563	0	(12)
	12/2024		$4,531	EGP	229,975	90	0
	03/2025		2,412		126,325	25	0
	05/2025		329		17,896	9	0

TOR	10/2024		1,298	AUD	1,913	25	0
	10/2024		13,643	ZAR	251,468	893	0

UAG	10/2024	CHF	2,034		$2,421	18	0
	10/2024		$2,396	CHF	2,032	5	0
	10/2024		5	PLN	21	0	0
	10/2024		5,113	ZAR	92,000	205	0
	10/2024	ZAR	373,813		$20,427	0	(1,180)
	11/2024	CHF	2,024		2,396	0	(5)
	11/2024	PLN	50		13	0	0
	12/2024	MXN	774		40	1	0
	02/2025	TRY	63,985		1,594	0	(49)
	02/2025		$5,257	TRY	215,533	201	0

Total Forward Foreign Currency Contracts						$7,179	$(6,079)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus TRY	TRY 38.200	02/17/2025	23,331	$(350)	$(438)
	Put - OTC USD versus TRY	38.670	02/21/2025	9,393	(134)	(218)

UAG	Call - OTC USD versus TRY	44.155	01/31/2025	9,168	(230)	(109)

Total Written Options					$(714)	$(765)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.422%	$	1,700	$(35)	$(4)	$0	$(39)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.596		2,200	72	(100)	0	(28)
	Saudi Government International Bond	(1.000)	Quarterly	12/20/2028	0.529		23,000	(348)	(85)	0	(433)

BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.422		950	(19)	(3)	0	(22)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.596		900	29	(40)	0	(11)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316		500	(17)	0	0	(17)

BRC	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.596		900	24	(35)	0	(11)
	Saudi Government International Bond	(1.000)	Quarterly	06/20/2034	0.929		20,300	(224)	101	0	(123)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316		3,000	(99)	0	0	(99)

GST	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.422		650	(13)	(2)	0	(15)
	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.098		3,700	28	(13)	15	0
	Saudi Government International Bond	(1.000)	Quarterly	06/20/2034	0.929		6,300	(72)	34	0	(38)
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316		11,400	(377)	1	0	(376)

HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.053		600	(2)	0	0	(2)

JPM	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.422		4,000	(81)	(11)	0	(92)
	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.053		2,100	(3)	(2)	0	(5)
	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	1.098		2,400	15	(6)	9	0

MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.422		200	(4)	(1)	0	(5)
	Saudi Government International Bond	(1.000)	Quarterly	06/20/2034	0.929		11,600	(131)	61	0	(70)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	1.465		100	17	(16)	1	0

								$(1,240)	$(121)	$25	$(1,386)

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2026	0.220%	$	1,800	$10	$21	$31	$0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.295		1,300	11	5	16	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.024		600	(25)	24	0	(1)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.725		4,100	(809)	734	0	(75)

BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.923		7,200	(496)	515	19	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.111		5,100	5	7	12	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.271		2,500	(46)	94	48	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2029	1.823		2,000	(78)	9	0	(69)
	Egypt Government International Bond	1.000	Quarterly	12/20/2024	2.644		700	(86)	84	0	(2)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		2,000	(5)	9	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.740		500	(11)	15	4	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.295		10,000	31	90	121	0
	Peru Government International Bond	1.000	Quarterly	06/20/2029	0.692		2,000	19	8	27	0
	Philippines Government International Bond	1.000	Quarterly	12/20/2029	0.584		5,000	97	4	101	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.194		2,000	(177)	166	0	(11)
	South Africa Government International Bond	1.000	Quarterly	06/20/2028	1.228		2,600	(224)	204	0	(20)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.725		300	(59)	54	0	(5)

BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2030	1.834		900	(125)	85	0	(40)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.220		10,100	96	76	172	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.271		10,700	(204)	411	207	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.295		7,000	52	33	85	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.121		3,876	41	(32)	9	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.623		25,500	498	(33)	465	0

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.923		700	(51)	53	2	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.111		300	1	0	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.890		500	1	0	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199		11,200	(64)	10	0	(54)
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.290		5,400	0	10	10	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.725		1,900	(377)	342	0	(35)

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.078		14,000	0	1,099	1,099	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2026	0.531		300	(5)	8	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		300	(13)	15	2	0

GST	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.220		9,400	91	69	160	0
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.248		8,000	115	44	159	0
	Israel Government International Bond	1.000	Quarterly	12/20/2024	0.841		2,100	3	(2)	1	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.997		9,200	10	(7)	3	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	1.076		1,400	0	(1)	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		100	(1)	1	0	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2029	0.412		19,500	542	14	556	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.121		2,324	25	(20)	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.623		11,500	219	(9)	210	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420		8,700	(195)	209	14	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.271		4,500	(80)	167	87	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.689		29,500	418	26	444	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.546		2,800	(7)	52	45	0

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.111		2,700	7	(1)	6	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.220		6,600	38	75	113	0
	China Government International Bond	1.000	Quarterly	12/20/2029	0.598		18,700	346	17	363	0
	Egypt Government International Bond	1.000	Quarterly	12/20/2024	2.644		800	(108)	105	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		3,500	(13)	21	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869		1,400	(27)	34	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		1,400	(15)	17	2	0
	Panama Government International Bond	1.000	Quarterly	12/20/2025	0.475		5,000	12	21	33	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.295		11,400	14	124	138	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.203		2,200	32	6	38	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2029	0.623		18,700	361	(20)	341	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.651%	$	3,000	$(134)	$157	$23	$0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.725		2,700	(534)	485	0	(49)

MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.295		1,200	10	5	15	0

								$(864)	$5,709	$5,210	$(365)

Total Swap Agreements								$(2,104)	$5,588	$5,235	$(1,751)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$85	$0	$47	$132	$(104)	$0	$(576)	$(680)	$(548)	$564	$16
BPS	630	0	336	966	(340)	0	(157)	(497)	469	(280)	189
BRC	854	0	938	1,792	(146)	0	(273)	(419)	1,373	(1,350)	23
CBK	220	0	14	234	(1,452)	0	(89)	(1,541)	(1,307)	1,444	137
DUB	1,076	0	1,104	2,180	(1,032)	0	0	(1,032)	1,148	(1,120)	28
FAR	646	0	0	646	(854)	0	0	(854)	(208)	0	(208)
GLM	277	0	0	277	(421)	(656)	0	(1,077)	(800)	819	19
GST	0	0	1,109	1,109	0	0	(430)	(430)	679	(680)	(1)
HUS	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
IND	12	0	0	12	0	0	0	0	12	0	12
JPM	1,439	0	599	2,038	(88)	0	(97)	(185)	1,853	(1,269)	584
MBC	42	0	0	42	(108)	0	0	(108)	(66)	0	(66)
MYC	0	0	1,073	1,073	0	0	(127)	(127)	946	(1,030)	(84)
MYI	220	0	15	235	(124)	0	0	(124)	111	394	505
RBC	14	0	0	14	(18)	0	0	(18)	(4)	0	(4)
SCX	150	0	0	150	(64)	0	0	(64)	86	0	86
SOG	166	0	0	166	(94)	0	0	(94)	72	0	72
TOR	918	0	0	918	0	0	0	0	918	(850)	68
UAG	430	0	0	430	(1,234)	(109)	0	(1,343)	(913)	941	28

Total Over the Counter	$7,179	$0	$5,235	$12,414	$(6,079)	$(765)	$(1,751)	$(8,595)

(q)

Securities with an aggregate market value of $4,162 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33	$33
Swap Agreements	0	2	0	0	1,017	1,019

	$0	$2	$0	$0	$1,050	$1,052

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,179	$0	$7,179
Swap Agreements	0	5,235	0	0	0	5,235

	$0	$5,235	$0	$7,179	$0	$12,414

	$0	$5,237	$0	$7,179	$1,050	$13,466

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,445	$2,445
Swap Agreements	0	8	0	0	543	551

	$0	$8	$0	$0	$2,988	$2,996

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,079	$0	$6,079
Written Options	0	0	0	765	0	765
Swap Agreements	0	1,751	0	0	0	1,751

	$0	$1,751	$0	$6,844	$0	$8,595

	$0	$1,759	$0	$6,844	$2,988	$11,591

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12,940	$12,940
Swap Agreements	0	(2,382)	0	0	2,848	466

	$0	$(2,382)	$0	$0	$15,788	$13,406

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,346	$0	$6,346
Purchased Options	0	0	0	(120)	0	(120)
Swap Agreements	0	2,968	0	0	0	2,968

	$0	$2,968	$0	$6,226	$0	$9,194

	$0	$586	$0	$6,226	$15,788	$22,600

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,382)	$(1,382)
Swap Agreements	0	1,516	0	0	(5,415)	(3,899)

	$0	$1,516	$0	$0	$(6,797)	$(5,281)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,159)	$0	$(1,159)
Purchased Options	0	0	0	115	0	115
Written Options	0	0	0	(51)	0	(51)
Swap Agreements	0	(679)	0	0	0	(679)

	$0	$(679)	$0	$(1,095)	$0	$(1,774)

	$0	$837	$0	$(1,095)	$(6,797)	$(7,055)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$3,995	$0	$3,995
Argentina
Sovereign Issues	0	39,035	0	39,035
Armenia
Sovereign Issues	0	4,525	0	4,525
Austria
Corporate Bonds & Notes	0	1,430	0	1,430
Azerbaijan
Corporate Bonds & Notes	0	5,531	0	5,531
Loan Participations and Assignments	0	0	250	250
Bahrain
Sovereign Issues	0	6,944	0	6,944
Benin
Sovereign Issues	0	994	0	994
Brazil
Corporate Bonds & Notes	0	41,300	0	41,300
Sovereign Issues	0	18,873	0	18,873
Bulgaria
Sovereign Issues	0	8,367	0	8,367
Cameroon
Sovereign Issues	0	5,956	0	5,956
Cayman Islands
Convertible Bonds & Notes	0	4,771	0	4,771
Corporate Bonds & Notes	0	25,368	0	25,368
Loan Participations and Assignments	0	0	5,075	5,075
Sovereign Issues	0	5,435	0	5,435
Chile
Corporate Bonds & Notes	0	29,541	0	29,541
Sovereign Issues	0	3,929	0	3,929
Colombia
Corporate Bonds & Notes	0	5,635	0	5,635
Sovereign Issues	0	24,248	0	24,248
Costa Rica
Sovereign Issues	0	2,766	0	2,766
Czech Republic
Corporate Bonds & Notes	0	6,351	0	6,351
Dominican Republic
Sovereign Issues	0	63,929	0	63,929
Ecuador
Sovereign Issues	0	20,525	0	20,525
Egypt
Sovereign Issues	0	51,526	0	51,526
El Salvador
Sovereign Issues	0	12,525	0	12,525
Gabon
Sovereign Issues	0	2,339	0	2,339
Georgia
Corporate Bonds & Notes	0	181	0	181
Ghana
Sovereign Issues	0	11,220	0	11,220
Guatemala
Sovereign Issues	0	16,920	0	16,920
Hong Kong
Corporate Bonds & Notes	0	8,469	0	8,469
Hungary
Sovereign Issues	0	24,858	0	24,858
India
Corporate Bonds & Notes	0	4,545	0	4,545
Indonesia
Corporate Bonds & Notes	0	42,219	0	42,219
Sovereign Issues	0	7,239	0	7,239
Ireland
Sovereign Issues	0	15,437	0	15,437

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Isle of Man
Corporate Bonds & Notes	$0	$370	$0	$370
Israel
Corporate Bonds & Notes	0	14,489	0	14,489
Sovereign Issues	0	7,220	0	7,220
Italy
Sovereign Issues	0	1,576	0	1,576
Ivory Coast
Loan Participations and Assignments	0	0	16,713	16,713
Sovereign Issues	0	16,290	0	16,290
Jamaica
Corporate Bonds & Notes	0	1,603	0	1,603
Jordan
Sovereign Issues	0	5,742	0	5,742
Kazakhstan
Corporate Bonds & Notes	0	19,818	0	19,818
Sovereign Issues	0	437	0	437
Kenya
Sovereign Issues	0	6,701	0	6,701
Latvia
Sovereign Issues	0	4,776	0	4,776
Lebanon
Sovereign Issues	0	648	0	648
Luxembourg
Common Stocks	0	0	5,322	5,322
Corporate Bonds & Notes	0	34,608	603	35,211
Macedonia
Sovereign Issues	0	7,452	0	7,452
Malaysia
Corporate Bonds & Notes	0	5,706	0	5,706
Mexico
Corporate Bonds & Notes	0	81,401	0	81,401
Sovereign Issues	0	70,868	0	70,868
Mongolia
Sovereign Issues	0	530	0	530
Morocco
Corporate Bonds & Notes	0	9,020	0	9,020
Netherlands
Corporate Bonds & Notes	0	8,617	0	8,617
Nigeria
Corporate Bonds & Notes	0	8,238	0	8,238
Sovereign Issues	0	11,256	0	11,256
Oman
Sovereign Issues	0	20,632	0	20,632
Pakistan
Sovereign Issues	0	18,848	0	18,848
Panama
Corporate Bonds & Notes	0	6,557	0	6,557
Sovereign Issues	0	31,084	0	31,084
Paraguay
Sovereign Issues	0	6,993	0	6,993
Peru
Corporate Bonds & Notes	0	25,484	0	25,484
Sovereign Issues	0	12,262	0	12,262
Philippines
Corporate Bonds & Notes	0	3,487	0	3,487
Poland
Sovereign Issues	0	18,993	0	18,993
Qatar
Corporate Bonds & Notes	0	20,984	0	20,984
Sovereign Issues	0	7,360	0	7,360
Romania
Sovereign Issues	0	35,484	0	35,484
Russia
Sovereign Issues	0	241	0	241

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Saudi Arabia
Corporate Bonds & Notes	$0	$20,666	$0	$20,666
Sovereign Issues	0	25,306	0	25,306
Senegal
Loan Participations and Assignments	0	0	5,482	5,482
Sovereign Issues	0	11,391	0	11,391
Serbia
Loan Participations and Assignments	0	0	5,715	5,715
Sovereign Issues	0	18,436	0	18,436
Singapore
Corporate Bonds & Notes	0	1,644	0	1,644
South Africa
Corporate Bonds & Notes	0	18,181	23,120	41,301
Sovereign Issues	0	26,058	0	26,058
South Korea
Corporate Bonds & Notes	0	13,660	0	13,660
Sovereign Issues	0	3,166	0	3,166
Sri Lanka
Sovereign Issues	0	7,101	0	7,101
Supranational
Corporate Bonds & Notes	0	6,386	0	6,386
Sovereign Issues	0	307	0	307
Tanzania
Loan Participations and Assignments	0	4,178	0	4,178
Thailand
Corporate Bonds & Notes	0	2,766	0	2,766
Trinidad and Tobago
Corporate Bonds & Notes	0	1,886	0	1,886
Sovereign Issues	0	2,761	0	2,761
Tunisia
Sovereign Issues	0	7,225	0	7,225
Turkey
Corporate Bonds & Notes	0	943	0	943
Loan Participations and Assignments	0	8,433	9,024	17,457
Sovereign Issues	0	67,707	0	67,707
Ukraine
Sovereign Issues	0	17,883	0	17,883
United Arab Emirates
Corporate Bonds & Notes	0	27,154	0	27,154
Loan Participations and Assignments	0	0	3,065	3,065
Sovereign Issues	0	9,617	0	9,617
United Kingdom
Corporate Bonds & Notes	0	23,591	0	23,591
Non-Agency Mortgage-Backed Securities	0	10,552	0	10,552
United States
Asset-Backed Securities	0	13,090	0	13,090
Common Stocks	0	0	311	311
Corporate Bonds & Notes	0	9,665	2,213	11,878
Loan Participations and Assignments	0	0	4,688	4,688

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Non-Agency Mortgage-Backed Securities	$0	$48,207	$2,500	$50,707
U.S. Government Agencies	0	26,294	0	26,294
U.S. Treasury Obligations	0	33,286	0	33,286
Uruguay
Sovereign Issues	0	5,227	0	5,227
Uzbekistan
Corporate Bonds & Notes	0	3,865	0	3,865
Sovereign Issues	0	9,915	0	9,915
Venezuela
Corporate Bonds & Notes	0	9,531	0	9,531
Sovereign Issues	0	5,584	0	5,584
Vietnam
Sovereign Issues	0	1,034	0	1,034
Short-Term Instruments
Repurchase Agreements	0	79,529	0	79,529
Nigeria Treasury Bills	0	4,585	0	4,585

	$0	$1,639,511	$84,081	$1,723,592

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,252	$0	$0	$51,252

Total Investments	$51,252	$1,639,511	$84,081	$1,774,844

Short Sales, at Value - Liabilities
Egypt
Sovereign Issues	$0	$(13,141)	$0	$(13,141)
Romania
Sovereign Issues	0	(10,400)	0	(10,400)
United States
U.S. Treasury Obligations	0	(56,075)	0	(56,075)

	$0	$(79,616)	$0	$(79,616)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	1,048	0	1,052
Over the counter	0	11,315	1,099	12,414

	$4	$12,363	$1,099	$13,466

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(281)	(2,715)	0	(2,996)
Over the counter	0	(8,595)	0	(8,595)

	$(281)	$(11,310)	$0	$(11,591)

Total Financial Derivative Instruments	$(277)	$1,053	$1,099	$1,875

Totals	$50,975	$1,560,948	$85,180	$1,697,103

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$496	$0	$(250)	$6	$5	$(7)	$0	$0	$250	$(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)
Cayman
Loan Participations and Assignments	$0	$5,100	$0	$0	$0	$(25)	$0	$0	$5,075	$(25)
Colombia
Loan Participations and Assignments	17,632	0	(17,119)	0	0	(513)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	4,566	15,085	(3,449)	40	(8)	479	0	0	16,713	502
Luxembourg
Common Stocks	5,207	0	0	0	0	115	0	0	5,322	115
Corporate Bonds & Notes	849	0	(276)	6	3	21	0	0	603	21
Senegal
Loan Participations and Assignments	0	5,405	0	0	0	77	0	0	5,482	77
Serbia
Loan Participations and Assignments	5,473	0	0	0	0	242	0	0	5,715	242
South Africa
Corporate Bonds & Notes	20,955	0	0	0	0	2,165	0	0	23,120	2,164
Tanzania
Loan Participations and Assignments	4,578	0	(506)	3	(47)	150	0	(4,178)	0	0
Turkey
Loan Participations and Assignments	0	8,766	0	(13)	0	271	0	0	9,024	271
United Arab Emirates
Loan Participations and Assignments	10,891	0	(7,635)	(19)	(65)	(107)	0	0	3,065	(27)
United States
Asset-Backed Securities	62	0	(7)	0	0	2	0	(57)	0	0
Common Stocks	311	0	0	0	0	0	0	0	311	0
Corporate Bonds & Notes	0	2,213	0	0	0	0	0	0	2,213	0
Loan Participations and Assignments	4,683	0	(328)	0	0	333	0	0	4,688	296
Non-Agency Mortgage-Backed Securities	46	2,500	(19)	0	1	2	0	(30)	2,500	0

	$75,749	$39,069	$(29,589)	$23	$(111)	$3,205	$0	$(4,265)	$84,081	$3,632

Financial Derivative Instruments - Assets
Over the counter	$934	$0	$0	$0	$0	$165	$0	$0	$1,099	$326

Totals	$76,683	$39,069	$(29,589)	$23	$(111)	$3,370	$0	$(4,265)	$85,180	$3,958

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$250	Discounted Cash Flow	Discount Rate		10.238	—
Cayman
Loan Participations and Assignments	5,075	Indicative Market Quotation	Broker Quote		99.500	—
Ivory Coast
Loan Participations and Assignments	11,178	Indicative Market Quotation	Broker Quote		99.834-100.620	99.917
	5,535	Recent Transaction	Purchase Price		99.450	—
Luxembourg
Common Stocks	5,322	Indicative Market Quotation	Broker Quote	$	24.656	—
Corporate Bonds & Notes	603	Discounted Cash Flow	Discount Rate		8.380	—
Senegal
Loan Participations and Assignments	5,482	Discounted Cash Flow	Discount Rate		99.999	—

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Serbia
Loan Participations and Assignments	$5,715	Discounted Cash Flow	Discount Rate		99.999	—
South Africa
Corporate Bonds & Notes	23,120	Discounted Cash Flow	Discount Rate		8.860	—
Turkey
Loan Participations and Assignments	7,014	Discounted Cash Flow	Discount Rate		99.999	—
	2,010	Other Valuation Techniques(3)	—		—	—
United Arab Emirates
Loan Participations and Assignments	3,065	Third Party Vendor	Broker Quote		99.999	—
United States
Common Stocks	311	Comparable Companies	EBITDA Multiple	X	5.000	—
Corporate Bonds & Notes	2,213	Other Valuation Techniques(3)	—		—	—
Loan Participations and Assignments	4,688	Indicative Market Quotation	Broker Quote		94.760	—
Non-Agency Mortgage-Backed Securities	2,500	Other Valuation Techniques(3)	—		—	—

Financial Derivative Instruments - Assets
Non-Agency Mortgage-Backed Securities	1,099	Indicative Market Quotation	Broker Quote		7.840	—

Total	$85,180

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

ARGENTINA 1.6%

CORPORATE BONDS & NOTES 1.6%

MSU Energy SA
6.875% due 02/01/2025		$300	$270

Pampa Energia SA
7.950% due 09/10/2031		500	508

YPF SA
6.950% due 07/21/2027		500	487
9.500% due 01/17/2031		100	106

			1,371

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		6	3

Total Argentina (Cost $1,300)			1,374

AZERBAIJAN 0.4%

CORPORATE BONDS & NOTES 0.4%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		$100	100

Southern Gas Corridor CJSC
6.875% due 03/24/2026		234	240

Total Azerbaijan (Cost $344)			340

BRAZIL 3.6%

CORPORATE BONDS & NOTES 3.6%

Banco BTG Pactual SA
4.500% due 01/10/2025		$200	199

Banco do Brasil SA
6.000% due 03/18/2031		200	205
8.500% due 07/29/2026	MXN	7,000	350

Centrais Eletricas Brasileiras SA
6.500% due 01/11/2035		$500	502

Rede D’or Finance SARL
4.500% due 01/22/2030		400	385

St Marys Cement, Inc.
5.750% due 04/02/2034		200	206

Suzano Austria GmbH
3.125% due 01/15/2032		100	87

Vale Overseas Ltd.
3.750% due 07/08/2030		400	382
6.400% due 06/28/2054		100	106

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	5,700	351

XP, Inc.
6.750% due 07/02/2029		$200	205

			2,978

		SHARES
WARRANTS 0.0%

OAS SA - Exp. 01/21/2039 «(j)		131,712	0

Total Brazil (Cost $3,140)			2,978

		PRINCIPAL AMOUNT (000S)
CANADA 1.2%

CORPORATE BONDS & NOTES 1.2%

Canacol Energy Ltd.
5.750% due 11/24/2028		$200	106

First Quantum Minerals Ltd.
6.875% due 10/15/2027		400	396
8.625% due 06/01/2031		300	301
9.375% due 03/01/2029		200	212

Total Canada (Cost $1,044)			1,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 10.2%

CORPORATE BONDS & NOTES 10.2%

Arabian Centres Sukuk III Ltd.
9.500% due 03/06/2029	$200	$209

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	300	285

CK Hutchison International Ltd.
4.750% due 04/21/2028	300	305

Esic Sukuk Ltd.
5.831% due 02/14/2029	300	309

Fab Sukuk Co. Ltd.
1.411% due 01/14/2026	500	481

FWD Group Holdings Ltd.
8.400% due 04/05/2029	600	632

Health & Happiness International Holdings Ltd.
13.500% due 06/26/2026	500	532

IHS Holding Ltd.
5.625% due 11/29/2026	200	197

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^(c)	400	13

Longfor Group Holdings Ltd.
4.500% due 01/16/2028	200	164

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	375
5.625% due 07/17/2027	350	341

Odebrecht Holdco Finance Ltd.
0.000% due 09/10/2058 (f)	2,121	8

OEC Finance Ltd. (4.375% PIK)
4.375% due 10/25/2029 (b)	188	5

OEC Finance Ltd. (5.250% PIK)
5.250% due 12/27/2033 ^(b)(c)	1,264	32

OEC Finance Ltd. (7.125% PIK)
7.125% due 12/26/2046 ^(b)(c)	766	18

QNB Finance Ltd.
2.625% due 05/12/2025	1,600	1,577
2.750% due 02/12/2027	300	289

Sable International Finance Ltd.
7.125% due 10/15/2032 (a)	200	201

Sands China Ltd.
3.250% due 08/08/2031	200	176
4.375% due 06/18/2030	200	192
5.400% due 08/08/2028	600	606

Saudi Electricity Sukuk Programme Co.
5.684% due 04/11/2053	200	205

SNB Funding Ltd.
2.900% due 01/29/2027	600	581

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (b)	33	4

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (b)	34	4

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (b)	67	7

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (b)	101	9

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (b)	101	8

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (b)	49	4

Wynn Macau Ltd.
4.875% due 10/01/2024	400	400
5.500% due 01/15/2026	300	298

Total Cayman Islands (Cost $10,810)		8,467

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 4.5%

CORPORATE BONDS & NOTES 4.2%

AES Andes SA
6.300% due 03/15/2029		$200	$208

Alfa Desarrollo SpA
4.550% due 09/27/2051		297	235

Banco de Chile
2.990% due 12/09/2031		700	627

Banco de Credito e Inversiones SA
3.500% due 10/12/2027		300	292
8.750% due 05/08/2029 •(h)(i)		200	216

Caja de Compensacion de Asignacion Familiar de Los Andes
7.000% due 07/30/2029		200	210

Cencosud SA
5.950% due 05/28/2031		500	523

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027		46	45

Engie Energia Chile SA
6.375% due 04/17/2034		200	213

Inversiones CMPC SA
3.000% due 04/06/2031		300	268

Sociedad Quimica y Minera de Chile SA
5.500% due 09/10/2034		200	200
6.500% due 11/07/2033		400	432

			3,469

SOVEREIGN ISSUES 0.3%

Chile Government International Bond
3.875% due 07/09/2031	EUR	200	230

Total Chile (Cost $3,623)			3,699

COLOMBIA 1.7%

CORPORATE BONDS & NOTES 1.7%

Banco Davivienda SA
6.650% due 12/31/2099 (i)		$200	172

Ecopetrol SA
4.625% due 11/02/2031		200	172
5.875% due 05/28/2045		350	263
8.375% due 01/19/2036		200	205
8.625% due 01/19/2029		100	108
8.875% due 01/13/2033		500	536

Total Colombia (Cost $1,530)			1,456

CZECH REPUBLIC 0.7%

CORPORATE BONDS & NOTES 0.7%

EP Infrastructure AS
2.045% due 10/09/2028	EUR	300	309

EPH Financing International AS
6.651% due 11/13/2028		200	239

Total Czech Republic (Cost $495)			548

DOMINICAN REPUBLIC 1.1%

SOVEREIGN ISSUES 1.1%

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	14,800	251

Dominican Republic International Bond
7.050% due 02/03/2031 (k)		$200	216
11.250% due 09/15/2035	DOP	24,000	440

Total Dominican Republic (Cost $877)			907

FRANCE 0.3%

CORPORATE BONDS & NOTES 0.3%

BNP Paribas SA
7.750% due 08/16/2029 •(h)(i)		$200	211

Total France (Cost $197)			211

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 0.3%

CORPORATE BONDS & NOTES 0.3%

Bayer AG
4.625% due 05/26/2033	EUR	200	$237

Total Germany (Cost $224)			237

HONG KONG 2.1%

CORPORATE BONDS & NOTES 2.1%

AIA Group Ltd.
3.600% due 04/09/2029		$300	292
5.400% due 09/30/2054		500	501
5.625% due 10/25/2027		300	313

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	310

Lenovo Group Ltd.
3.421% due 11/02/2030		$200	186

Vanke Real Estate Hong Kong Co. Ltd.
3.975% due 11/09/2027		200	135

Total Hong Kong (Cost $1,598)			1,737

HUNGARY 0.3%

CORPORATE BONDS & NOTES 0.3%

OTP Bank Nyrt
8.750% due 05/15/2033 •		$200	213

Total Hungary (Cost $198)			213

INDIA 4.0%

CORPORATE BONDS & NOTES 4.0%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		$262	237

Adani Green Energy UP Ltd.
6.700% due 03/12/2042		199	195

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032		600	557

Muthoot Finance Ltd.
7.125% due 02/14/2028		200	206

ONGC Videsh Vankorneft Pte. Ltd.
3.750% due 07/27/2026		700	691

Reliance Industries Ltd.
2.875% due 01/12/2032		600	531

ReNew Pvt Ltd.
5.875% due 03/05/2027		200	197

ReNew Wind Energy AP2
4.500% due 07/14/2028		250	234

Shriram Finance Ltd.
4.150% due 07/18/2025		234	230

State Bank of India
1.800% due 07/13/2026		300	286

Total India (Cost $3,439)			3,364

INDONESIA 2.7%

CORPORATE BONDS & NOTES 2.7%

Bank Mandiri Persero Tbk PT
4.750% due 05/13/2025		$400	399

Cikarang Listrindo Tbk PT
4.950% due 09/14/2026		300	296

Freeport Indonesia PT
4.763% due 04/14/2027		600	605
6.200% due 04/14/2052		400	426

Indika Energy Tbk PT
8.750% due 05/07/2029		250	256

Indofood CBP Sukses Makmur Tbk PT
3.398% due 06/09/2031		300	274

Total Indonesia (Cost $2,117)			2,256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.1%

CORPORATE BONDS & NOTES 0.1%

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(c)(i)		$500	$30
5.950% due 04/15/2030 ^«(c)(i)		400	24

Sovcombank Via SovCom Capital DAC
3.400% due 01/26/2025 ^«(c)		800	22

Total Ireland (Cost $1,696)			76

ISLE OF MAN 0.9%

CORPORATE BONDS & NOTES 0.9%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$400	377
3.750% due 10/01/2030		400	370

Total Isle of Man (Cost $752)			747

ISRAEL 4.5%

CORPORATE BONDS & NOTES 3.9%

Bank Hapoalim BM
3.255% due 01/21/2032 •(i)		$200	186

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(i)(k)		900	903

Energian Israel Finance Ltd.
5.375% due 03/30/2028		400	361

ICL Group Ltd.
6.375% due 05/31/2038		400	395

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		300	265
4.250% due 08/14/2028		1,000	963

Leviathan Bond Ltd.
6.125% due 06/30/2025		200	197

			3,270

SOVEREIGN ISSUES 0.6%

Israel Government International Bond
1.750% due 08/31/2025	ILS	1,800	473

Total Israel (Cost $3,837)			3,743

ITALY 0.2%

CORPORATE BONDS & NOTES 0.2%

Nexi SpA
2.125% due 04/30/2029 (k)	EUR	200	208

Total Italy (Cost $180)			208

IVORY COAST 0.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Republic of Cote d’lvoire
6.852% (EUR003M + 3.050%) due 03/07/2025 «~	EUR	500	556

Total Ivory Coast (Cost $533)			556

JERSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

West China Cement Ltd.
4.950% due 07/08/2026		$250	193

Total Jersey, Channel Islands (Cost $212)			193

KAZAKHSTAN 1.8%

CORPORATE BONDS & NOTES 1.8%

KazMunayGas National Co. JSC
6.375% due 10/24/2048		$900	897

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		700	610

Total Kazakhstan (Cost $1,345)			1,507

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 4.1%

CORPORATE BONDS & NOTES 4.1%

Andrade Gutier International SA (9.000% Cash or 10.500% PIK)
9.000% due 12/28/2029 (b)		$1	$1

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		386	400

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		200	207
6.129% due 02/23/2038		300	318
6.510% due 02/23/2042		200	215

Guara Norte SARL
5.198% due 06/15/2034		497	474

JBS USA Holding Lux SARL
6.750% due 03/15/2034		279	309

MHP Lux SA
6.950% due 04/03/2026		200	176

Millicom International Cellular SA
4.500% due 04/27/2031		600	541

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		400	400

Raizen Fuels Finance SA
5.700% due 01/17/2035		200	200

Severstal OAO Via Steel Capital SA
3.150% due 09/16/2049 ^«(c)		700	33

Unigel Luxembourg SA
8.750% due 10/01/2026 ^(c)		600	151

Total Luxembourg (Cost $4,446)			3,425

MALAYSIA 0.0%

SOVEREIGN ISSUES 0.0%

Malaysia Government Investment Issue
3.465% due 10/15/2030	MYR	70	17
4.245% due 09/30/2030		70	17

Total Malaysia (Cost $30)			34

MAURITIUS 0.4%

CORPORATE BONDS & NOTES 0.4%

Greenko Wind Projects Mauritius Ltd.
5.500% due 04/06/2025		$300	298

Total Mauritius (Cost $297)			298

		SHARES
MEXICO 4.5%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(d)		172,487	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.5%

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		$700	689

Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(h)(i)		200	197

BBVA Bancomer SA
8.125% due 01/08/2039 •(i)		400	424
8.450% due 06/29/2038 •(i)		200	218

Braskem Idesa SAPI
7.450% due 11/15/2029		200	174

Cibanco SA Ibm
4.962% due 07/18/2029		500	488

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		300	313

Grupo Bimbo SAB de CV
4.000% due 09/06/2049		300	247

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Industrias Penoles SAB de CV
4.750% due 08/06/2050		$500	$402

Metalsa Sapi De Cv
3.750% due 05/04/2031		500	419

Trust Fibra Uno
7.375% due 02/13/2034		200	206

			3,777

Total Mexico (Cost $5,130)			3,777

MOROCCO 1.2%

CORPORATE BONDS & NOTES 1.2%

OCP SA
5.125% due 06/23/2051		$300	245
6.750% due 05/02/2034		200	215
6.875% due 04/25/2044		500	510

Total Morocco (Cost $909)			970

MULTINATIONAL 0.5%

CORPORATE BONDS & NOTES 0.5%

ATP Tower Holdings LLC
4.050% due 04/27/2026		$200	195

Digicel Intermediate Holdings Ltd. (9.000% Cash and 1.500% PIK)
10.500% due 05/25/2027 (b)		195	196

Total Multinational (Cost $394)			391

NETHERLANDS 4.1%

CORPORATE BONDS & NOTES 4.1%

IHS Netherlands Holdco BV
8.000% due 09/18/2027		$600	602

Metinvest BV
5.625% due 06/17/2025	EUR	300	299

NE Property BV
1.875% due 10/09/2026		500	537

Prosus NV
3.257% due 01/19/2027		$300	289
3.832% due 02/08/2051		200	141
4.987% due 01/19/2052		300	253

Teva Pharmaceutical Finance Netherlands BV
3.750% due 05/09/2027	EUR	850	941

Yinson Boronia Production BV
8.947% due 07/31/2042		$300	321

Total Netherlands (Cost $3,454)			3,383

NIGERIA 0.4%

CORPORATE BONDS & NOTES 0.4%

SEPLAT Energy PLC
7.750% due 04/01/2026		$300	301

Total Nigeria (Cost $303)			301

PANAMA 0.6%

CORPORATE BONDS & NOTES 0.4%

Telecomunicaciones Digitales SA
4.500% due 01/30/2030		$400	366

SOVEREIGN ISSUES 0.2%

Panama Government International Bond
6.875% due 01/31/2036 (k)		200	210

Total Panama (Cost $551)			576

PARAGUAY 0.4%

CORPORATE BONDS & NOTES 0.4%

Telefonica Celular del Paraguay SA
5.875% due 04/15/2027		$328	326

Total Paraguay (Cost $308)			326

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 4.4%

CORPORATE BONDS & NOTES 3.9%

Banco de Credito del Peru SA
3.125% due 07/01/2030 •(i)		$400	$391
5.850% due 01/11/2029		500	521

Banco Internacional del Peru SAA Interbank
3.250% due 10/04/2026		800	778

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	500	139

Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.550% due 09/18/2033		$200	225

InRetail Consumer
3.250% due 03/22/2028		200	188

Niagara Energy SAC
5.746% due 10/03/2034 (a)		300	302

Peru LNG SRL
5.375% due 03/22/2030		183	169

Pluspetrol Camisea SA
6.240% due 07/03/2036		500	536

			3,249

SOVEREIGN ISSUES 0.5%

Corp Financiera de Desarrollo SA
5.950% due 04/30/2029		200	208

Peru Government International Bond
5.375% due 02/08/2035		70	72
5.875% due 08/08/2054		30	31
7.300% due 08/12/2033	PEN	400	117

			428

Total Peru (Cost $3,587)			3,677

PHILIPPINES 0.5%

CORPORATE BONDS & NOTES 0.5%

Petron Corp.
5.950% due 04/19/2026 •(h)		$200	200

San Miguel Global Power Holdings Corp.
5.450% due 12/09/2026 •(h)		200	193

Total Philippines (Cost $294)			393

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Bank Gospodarstwa Krajowego
6.250% due 10/31/2028		$200	215

Total Poland (Cost $204)			215

QATAR 0.6%

CORPORATE BONDS & NOTES 0.6%

Nakilat, Inc.
6.067% due 12/31/2033		$241	257

QatarEnergy LNG S3
6.332% due 09/30/2027		258	263

Total Qatar (Cost $536)			520

ROMANIA 0.3%

SOVEREIGN ISSUES 0.3%

Romania Government International Bond
2.000% due 04/14/2033	EUR	300	260

Total Romania (Cost $248)			260

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ALROSA Finance SA
3.100% due 06/25/2027 ^«(c)		$800	48

Total Russia (Cost $807)			48

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SAUDI ARABIA 1.0%

CORPORATE BONDS & NOTES 1.0%

Saudi Arabian Oil Co.
4.250% due 04/16/2039		$700	$639
5.875% due 07/17/2064		200	203

Total Saudi Arabia (Cost $838)			842

SINGAPORE 1.3%

CORPORATE BONDS & NOTES 1.3%

Cathaylife Singapore Pte. Ltd.
5.950% due 07/05/2034		$400	429

GLP Pte. Ltd.
3.875% due 06/04/2025		200	191
4.500% due 05/17/2026 •(h)		200	133

Medco Oak Tree Pte. Ltd.
7.375% due 05/14/2026		305	310

Total Singapore (Cost $981)			1,063

SOUTH AFRICA 2.7%

CONVERTIBLE BONDS & NOTES 0.7%

Sasol Financing USA LLC
4.500% due 11/08/2027		$600	552

CORPORATE BONDS & NOTES 2.0%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	18,200	1,053

Sasol Financing USA LLC
6.500% due 09/27/2028 (k)		$600	596

			1,649

Total South Africa (Cost $2,315)			2,201

SOUTH KOREA 4.3%

CORPORATE BONDS & NOTES 3.8%

Kookmin Bank
2.500% due 11/04/2030 (i)		$700	614

Korea Southern Power Co. Ltd.
5.375% due 09/21/2026		300	306

LG Energy Solution Ltd.
5.750% due 09/25/2028		200	207

POSCO
4.875% due 01/23/2027		200	202

Shinhan Bank Co. Ltd.
3.875% due 03/24/2026 (i)		500	494

Shinhan Card Co. Ltd.
2.500% due 01/27/2027		400	383

SK Hynix, Inc.
1.500% due 01/19/2026		400	384
6.375% due 01/17/2028		200	210

SK On Co. Ltd.
5.375% due 05/11/2026		400	405

			3,205

SOVEREIGN ISSUES 0.5%

Korea Expressway Corp.
5.000% due 05/14/2027		200	205

Korea Housing Finance Corp.
4.875% due 08/27/2027		200	204

			409

Total South Korea (Cost $3,621)			3,614

THAILAND 1.3%

CORPORATE BONDS & NOTES 1.3%

Bangkok Bank PCL
4.300% due 06/15/2027		$600	600

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kasikornbank PCL
3.343% due 10/02/2031 •(i)		$500	$480

			1,080

SOVEREIGN ISSUES 0.0%

Thailand Government International Bond
3.300% due 06/17/2038	THB	30	1
3.350% due 06/17/2033		40	1
3.450% due 06/17/2043		20	1

			3

Total Thailand (Cost $1,059)			1,083

TURKEY 4.1%

CORPORATE BONDS & NOTES 4.1%

Akbank TAS
7.498% due 01/20/2030		$500	517

Ford Otomotiv Sanayi AS
7.125% due 04/25/2029		500	518

Mersin Uluslararasi Liman Isletmeciligi AS
8.250% due 11/15/2028		400	418

Sisecam U.K. PLC
8.250% due 05/02/2029		200	207

TAV Havalimanlari Holding AS
8.500% due 12/07/2028		200	211

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		351	341

Turkiye Is Bankasi AS
7.750% due 06/12/2029		200	209

Ulker Biskuvi Sanayi AS
7.875% due 07/08/2031		200	208

Yapi ve Kredi Bankasi AS
9.250% due 10/16/2028		700	768

Total Turkey (Cost $3,226)			3,397

UKRAINE 0.7%

SOVEREIGN ISSUES 0.7%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$45	20
0.000% due 02/01/2034 þ(g)		168	58
0.000% due 02/01/2035 þ(g)		142	62
0.000% due 02/01/2036 þ(g)		118	51
1.750% due 02/01/2029 þ		91	54
1.750% due 02/01/2034 þ		238	106
1.750% due 02/01/2035 þ		242	105
1.750% due 02/01/2036 þ		252	108

Total Ukraine (Cost $555)			564

UNITED ARAB EMIRATES 3.6%

CORPORATE BONDS & NOTES 3.6%

Abu Dhabi Commercial Bank PJSC
3.500% due 03/31/2027		$400	392

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		300	296

Emirates NBD Bank PJSC
5.875% due 10/11/2028		250	265

Kuwait Projects Co. SPC Ltd.
4.500% due 02/23/2027		300	282

Masdar Abu Dhabi Future Energy Co.
4.875% due 07/25/2033		500	511

NBK SPC Ltd.
1.625% due 09/15/2027 •		1,300	1,227

Total United Arab Emirates (Cost $2,928)			2,973

UNITED KINGDOM 4.2%

CORPORATE BONDS & NOTES 4.0%

Anglo American Capital PLC
5.500% due 05/02/2033		$900	926

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Antofagasta PLC
5.625% due 05/13/2032		$300	$309
6.250% due 05/02/2034		200	213

Avianca Midco PLC
9.000% due 12/01/2028		400	399

Endeavour Mining PLC
5.000% due 10/14/2026		400	388

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		200	140

Standard Chartered PLC
7.767% due 11/16/2028 •		200	218

Vedanta Resources Finance PLC
10.875% due 09/17/2029		200	204

WE Soda Investments Holding PLC
9.375% due 02/14/2031		200	208
9.500% due 10/06/2028		350	365

			3,370

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding PLC
5.891% due 01/17/2059 •	GBP	75	100

Rochester Financing PLC
5.680% due 12/18/2044 •		49	66

			166

Total United Kingdom (Cost $3,379)			3,536

UNITED STATES 8.9%

ASSET-BACKED SECURITIES 0.2%

Citigroup Mortgage Loan Trust
4.549% due 05/25/2036 þ		$206	106

Countrywide Asset-Backed Certificates Trust
5.189% due 09/25/2037 •		13	14

NovaStar Mortgage Funding Trust
5.169% due 09/25/2037 •		72	71

			191

CORPORATE BONDS & NOTES 4.7%

Bayer U.S. Finance LLC
6.875% due 11/21/2053		200	224

Bimbo Bakeries USA, Inc.
6.050% due 01/15/2029		400	423

Cantor Fitzgerald LP
7.200% due 12/12/2028		200	212

Gran Tierra Energy, Inc.
9.500% due 10/15/2029		300	285

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		200	204

Invepar Holdings LLC
1.000% due 12/31/2049 «(j)		158	0

Kosmos Energy Ltd.
8.750% due 10/01/2031		400	395

Rio Oil Finance Trust
8.200% due 04/06/2028		461	473
9.750% due 01/06/2027		233	241

SierraCol Energy Andina LLC
6.000% due 06/15/2028		200	184

Southern Copper Corp.
7.500% due 07/27/2035		600	714

Stillwater Mining Co.
4.000% due 11/16/2026		300	287

Unigel Luxembourg SA
8.750% due 03/01/2030 ^«(c)		294	294

			3,936

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.199% due 10/25/2035 •		220	209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
5.167% due 08/25/2036 ~		$143	$129

			338

U.S. GOVERNMENT AGENCIES 2.3%

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054		250	240
4.500% due 11/01/2054		250	246
5.000% due 11/01/2054		1,200	1,200
5.500% due 11/01/2054		250	253

			1,939

U.S. TREASURY OBLIGATIONS 1.3%

U.S. Treasury Bonds
1.375% due 11/15/2040		900	611
3.000% due 05/15/2045		600	499

			1,110

Total United States (Cost $7,824)			7,514

UZBEKISTAN 0.2%

CORPORATE BONDS & NOTES 0.2%

Uzbek Industrial & Construction Bank ATB
21.000% due 07/24/2027	UZS	2,500,000	196

Total Uzbekistan (Cost $199)			196

VIRGIN ISLANDS (BRITISH) 1.7%

CORPORATE BONDS & NOTES 1.7%

Champion Path Holdings Ltd.
4.850% due 01/27/2028		$200	188

Gerdau Trade, Inc.
4.875% due 10/24/2027		200	201

Gold Fields Orogen Holdings BVI Ltd.
6.125% due 05/15/2029 (k)		500	525

NWD Finance BVI Ltd.
6.150% due 03/16/2025 •(h)		200	191

OAS Restructuring BVI Ltd.
5.000% due 03/31/2035 «	BRL	356	3

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		$313	320

Total Virgin Islands (British) (Cost $1,441)			1,428

SHORT-TERM INSTRUMENTS 0.3%

NIGERIA TREASURY BILLS 0.3%
30.799% due 02/25/2025 - 05/20/2025 (e)(f)	NGN	435,200	237

Total Short-Term Instruments (Cost $243)			237

Total Investments in Securities (Cost $89,598)			83,074

		SHARES
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short-Term Floating NAV Portfolio III		389,759	3,795

Total Short-Term Instruments (Cost $3,795)			3,795

Total Investments in Affiliates (Cost $3,795)			3,795

Total Investments 104.4% (Cost $93,393)			$86,869

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

MARKET VALUE (000S)
Financial Derivative Instruments (l)(m) (0.1)% (Cost or Premiums, net $208)	$(64)

Other Assets and Liabilities, net (4.3)%	(3,581)

Net Assets 100.0%	$83,224

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Invepar Holdings LLC 1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

		$0	$0	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	3.800%	09/20/2024	TBD	(2)	$ (241)	$(241)
	4.700	09/20/2024	TBD	(2)	(614)	(614)
BRC	4.650	09/20/2024	TBD	(2)	(503)	(504)
MYI	0.000	09/18/2024	TBD	(2)	EUR (188)	(209)
SCX	5.040	09/20/2024	TBD	(2)	$ (1,055)	(1,057)
	5.100	09/20/2024	TBD	(2)	(195)	(196)

Total Reverse Repurchase Agreements						$(2,821)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BPG	5.200%	09/30/2024	10/01/2024	$(1,124)	$(1,125)

Total Sale-Buyback Transactions					$(1,125)

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(855)	$0	$(855)	$837	$(18)
BRC	0	(504)	0	(504)	525	21
MYI	0	(209)	0	(209)	208	(1)
SCX	0	(1,253)	0	(1,253)	1,329	76

Master Securities Forward Transaction Agreement
BPG	0	0	(1,125)	(1,125)	1,110	(15)

Total Borrowings and Other Financing Transactions	$0	$(2,821)	$(1,125)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,625)	$(2,625)
Sovereign Issues	0	0	0	(196)	(196)

Total	$0	$0	$0	$(2,821)	$(2,821)

Sale-Buyback Transactions
U.S. Treasury Obligations	(1,125)	0	0	0	(1,125)

Total	$(1,125)	$0	$0	$0	$(1,125)

Total Borrowings	$(1,125)	$0	$0	$(2,821)	$(3,946)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(3,946)

(k)	Securities with an aggregate market value of $4,009 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(3,608) at a weighted average interest rate of 4.929%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	12	$1,319	$3	$0	$(5)
U.S. Treasury 10-Year Note December Futures	12/2024	9	1,029	1	0	(4)
United Kingdom Long Gilt December Futures	12/2024	4	526	(3)	1	(1)

				$1	$1	$(10)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	9	$(1,352)	$(20)	$0	$(4)
U.S. Treasury 10-Year Ultra December Futures	12/2024	2	(237)	(1)	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	3	(399)	1	2	0

				$(20)	$3	$(4)

Total Futures Contracts				$(19)	$4	$(14)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.EM-41 5-Year Index	1.000%	Quarterly	06/20/2029	$	1,200	$(36)	$10	$(26)	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		1,200	(36)	2	(34)	1	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		1,200	88	1	89	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		1,700	39	0	39	0	0
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029	EUR	600	55	1	56	0	(1)

						$110	$14	$124	$1	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,700	$30	$7	$37	$0	$(1)
Pay(4)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2027	THB	6,010	0	0	0	0	0
Receive(4)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		3,530	0	0	0	0	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$	10,700	65	(65)	0	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		200	(1)	(2)	(3)	1	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,700	44	0	44	0	(4)
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	13	6	19	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	19	(28)	(9)	1	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		200	(11)	3	(8)	1	0
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	28	(29)	(1)	0	(1)
Receive(4)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	1,000	(11)	(8)	(19)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/20/2029	AUD	1,400	(2)	12	10	0	(2)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	12	15	0	0
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	MXN	3,700	0	(3)	(3)	0	0
Pay(4)	CAONREPO	3.500	Annual	12/18/2025	CAD	14,000	(35)	100	65	6	0

							$142	$7	$149	$21	$(12)

Total Swap Agreements							$252	$21	$273	$22	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4	$22	$26	$0	$(14)	$(13)	$(27)

Cash of $858 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	HKD	126		$16	$0	$0
	10/2024	PLN	12		3	0	0
	10/2024		$76	HUF	26,907	0	(1)
	10/2024		5	KRW	7,065	0	0
	10/2024	ZAR	1,674		$93	0	(4)

BPS	10/2024	CZK	1,391		60	0	(1)
	10/2024	EUR	220		243	0	(2)
	10/2024	HKD	447		57	0	0
	10/2024	HUF	42,690		119	0	(1)
	10/2024	ILS	432		114	0	(2)
	10/2024	NZD	259		161	0	(3)
	10/2024		$69	HUF	24,894	1	0
	10/2024		62	KRW	83,278	1	0
	11/2024	TWD	558		$17	0	0
	12/2024	COP	232,844		55	0	0
	12/2024	MXN	6,195		314	5	(1)
	09/2025	ILS	994		272	3	0

BRC	10/2024	GBP	95		125	0	(2)
	10/2024	MYR	237		55	0	(3)
	10/2024	PLN	38		10	0	0
	10/2024		$56	CZK	1,264	0	0
	10/2024		52	MYR	227	3	0
	10/2024		49	NZD	77	0	0
	10/2024		29	SEK	290	0	0
	11/2024	NZD	77		$49	0	0
	11/2024	SEK	289		29	0	0
	11/2024		$123	TRY	4,476	1	0
	11/2024		75	TWD	2,373	0	0
	12/2024	TRY	3,208		$85	0	(1)
	12/2024		$121	TRY	4,539	1	0
	07/2025		245		11,137	3	0

CBK	10/2024	BRL	150		$28	0	0
	10/2024		$28	BRL	150	0	0
	10/2024		106	IDR	1,641,295	2	0
	10/2024		124	ILS	455	0	(2)
	10/2024		84	INR	7,025	0	0
	10/2024		85	PHP	4,764	0	(1)
	10/2024		5	THB	178	0	0
	10/2024	ZAR	9,366		$514	0	(28)
	11/2024	TWD	2,282		72	0	(1)
	11/2024		$28	BRL	151	0	0
	12/2024	COP	53,435		$13	0	0
	12/2024		$7	EGP	345	0	0
	09/2025	ILS	795		$213	0	(3)

DUB	10/2024	BRL	746		137	0	0
	10/2024	PLN	76		20	0	0
	10/2024		$133	BRL	746	4	0
	10/2024		8	PLN	29	0	0
	11/2024	PLN	29		$8	0	0
	02/2025	PEN	982		262	0	(2)

FAR	10/2024	AUD	79		54	0	0
	10/2024	BRL	470		85	0	(1)
	10/2024		$86	BRL	470	0	0
	10/2024		114	NZD	182	1	0
	11/2024	NZD	182		$114	0	(1)
	11/2024		$54	AUD	79	0	0

GLM	10/2024	BRL	99		$18	0	0
	10/2024	PLN	81		20	0	(1)
	10/2024		$18	BRL	99	0	0
	10/2024		8	INR	649	0	0
	11/2024	DOP	11,905		$197	0	0
	12/2024		5,334		88	0	0
	12/2024		$18	BRL	100	0	0
	02/2025	MXN	2,064		$101	0	(1)
	03/2025		$18	TRY	861	4	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	10/2024		$5	KRW	7,255	$0	$0
	10/2024		42	MYR	183	2	0

JPM	10/2024	HUF	25,485		$70	0	(2)
	10/2024	ILS	210		58	2	0
	10/2024	NOK	2,041		193	0	(1)
	10/2024	PLN	87		23	0	0
	10/2024		$97	CAD	132	1	0
	11/2024	TWD	291		$9	0	0
	11/2024		$20	EGP	995	0	0
	11/2024		193	NOK	2,041	1	0
	11/2024		52	TRY	1,955	2	0
	12/2024	CLP	88,089		$94	0	(4)
	12/2024		$59	EGP	2,999	1	0
	12/2024		66	TRY	2,474	1	0
	02/2025		16	EGP	872	1	0

MBC	10/2024	MYR	595		$137	0	(7)
	10/2024	SEK	290		28	0	0
	10/2024	SGD	83		65	0	0
	10/2024		$167	CAD	225	0	0
	10/2024		127	GBP	95	0	0
	10/2024		47	ILS	174	0	(1)
	10/2024		27	JPY	3,945	0	0
	10/2024		5	KRW	7,146	0	0
	10/2024		170	NOK	1,790	0	(1)
	10/2024		7	PLN	26	0	0
	11/2024	CAD	225		$167	0	0
	11/2024	GBP	95		127	0	0
	11/2024	PLN	72		19	0	0
	11/2024	TWD	468		15	0	0
	11/2024		$65	SGD	83	0	0

MYI	10/2024	CZK	3,227		$139	0	(4)
	10/2024		$59	CZK	1,366	2	0
	10/2024		147	EUR	132	0	0
	10/2024		60	HUF	21,472	1	0
	10/2024		5	KRW	7,041	0	0
	10/2024		32	NOK	332	0	0
	10/2024		64	SGD	83	1	0
	10/2024		85	ZAR	1,561	5	0
	11/2024	TWD	302		$10	0	0

RBC	10/2024		$4,199	EUR	3,765	0	(9)
	11/2024	EUR	3,765		$4,205	8	0

SCX	10/2024	CAD	357		265	1	0
	10/2024	EUR	3,677		4,086	0	(7)
	10/2024		$656	EGP	32,241	7	0
	10/2024		31	INR	2,627	0	0
	11/2024	TWD	88		$3	0	0
	12/2024		$3	EGP	171	0	0

SOG	10/2024		15		728	0	0
	12/2024		15		740	0	0
	03/2025		81		4,254	1	0
	05/2025		17		898	1	0

SSB	10/2024	IDR	711,372		$46	0	(1)
	10/2024	PHP	3,082		55	0	0
	10/2024		$54	INR	4,515	0	0

TOR	10/2024		54	AUD	79	1	0
	12/2024	MXN	835		$42	0	0

UAG	10/2024	CHF	96		114	1	0
	10/2024	PLN	33		8	0	0
	10/2024		$113	CHF	95	0	0
	10/2024		56	CZK	1,262	0	0
	10/2024	ZAR	7,929		$433	0	(25)
	11/2024	CHF	95		113	0	0

Total Forward Foreign Currency Contracts						$69	$(124)

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$	700	$(23)	$0	$0	$(23)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	America Movil SAB de CV	1.000%	Quarterly	12/20/2025	0.416%	$	800	$(20)	$26	$6	$0

GST	Israel Government International Bond	1.000	Quarterly	12/20/2024	0.841		100	0	0	0	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.997		300	0	0	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	1.076		100	0	0	0	0

JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.775		1,000	5	5	10	0
	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420		200	(4)	4	0	0

								$(19)	$35	$16	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR(6)	3.500%	Quarterly	03/19/2030	MYR	1,800	$(2)	$1	$0	$(1)

Total Swap Agreements								$(44)	$36	$16	$(24)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$0	$0	$0	$0	$(5)	$0	$0	$(5)	$(5)	$0	$(5)
BPS	10	0	0	10	(10)	0	(1)	(11)	(1)	0	(1)
BRC	8	0	6	14	(6)	0	(23)	(29)	(15)	0	(15)
CBK	2	0	0	2	(35)	0	0	(35)	(33)	0	(33)
DUB	4	0	0	4	(2)	0	0	(2)	2	0	2
FAR	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
GLM	4	0	0	4	(2)	0	0	(2)	2	0	2
IND	2	0	0	2	0	0	0	0	2	0	2
JPM	9	0	10	19	(7)	0	0	(7)	12	0	12
MBC	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
MYI	9	0	0	9	(4)	0	0	(4)	5	0	5
RBC	8	0	0	8	(9)	0	0	(9)	(1)	0	(1)
SCX	8	0	0	8	(7)	0	0	(7)	1	0	1
SOG	2	0	0	2	0	0	0	0	2	0	2
SSB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
TOR	1	0	0	1	0	0	0	0	1	0	1
UAG	1	0	0	1	(25)	0	0	(25)	(24)	0	(24)

Total Over the Counter	$69	$0	$16	$85	$(124)	$0	$(24)	$(148)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	1	0	0	21	22

	$0	$1	$0	$0	$25	$26

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$69	$0	$69
Swap Agreements	0	16	0	0	0	16

	$0	$16	$0	$69	$0	$85

	$0	$17	$0	$69	$25	$111

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	1	0	0	12	13

	$0	$1	$0	$0	$26	$27

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$124	$0	$124
Swap Agreements	0	23	0	0	1	24

	$0	$23	$0	$124	$1	$148

	$0	$24	$0	$124	$27	$175

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51	$51
Swap Agreements	0	118	0	0	(13)	105

	$0	$118	$0	$0	$38	$156

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(46)	$0	$(46)
Swap Agreements	0	47	0	0	(5)	42

	$0	$47	$0	$(46)	$(5)	$(4)

	$0	$165	$0	$(46)	$33	$152

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	(47)	0	0	(34)	(81)

	$0	$(47)	$0	$0	$(25)	$(72)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(118)	$0	$(118)
Swap Agreements	0	(38)	0	0	1	(37)

	$0	$(38)	$0	$(118)	$1	$(155)

	$0	$(85)	$0	$(118)	$(24)	$(227)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$1,371	$0	$1,371
Sovereign Issues	0	3	0	3
Azerbaijan
Corporate Bonds & Notes	0	340	0	340
Brazil
Corporate Bonds & Notes	0	2,978	0	2,978
Canada
Corporate Bonds & Notes	0	1,015	0	1,015
Cayman Islands
Corporate Bonds & Notes	0	8,467	0	8,467
Chile
Corporate Bonds & Notes	0	3,469	0	3,469
Sovereign Issues	0	230	0	230
Colombia
Corporate Bonds & Notes	0	1,456	0	1,456
Czech Republic
Corporate Bonds & Notes	0	548	0	548
Dominican Republic
Sovereign Issues	0	907	0	907
France
Corporate Bonds & Notes	0	211	0	211
Germany
Corporate Bonds & Notes	0	237	0	237
Hong Kong
Corporate Bonds & Notes	0	1,737	0	1,737
Hungary
Corporate Bonds & Notes	0	213	0	213
India
Corporate Bonds & Notes	0	3,364	0	3,364
Indonesia
Corporate Bonds & Notes	0	2,256	0	2,256
Ireland
Corporate Bonds & Notes	0	0	76	76
Isle of Man
Corporate Bonds & Notes	0	747	0	747
Israel
Corporate Bonds & Notes	0	3,270	0	3,270
Sovereign Issues	0	473	0	473
Italy
Corporate Bonds & Notes	0	208	0	208
Ivory Coast
Loan Participations and Assignments	0	0	556	556
Jersey, Channel Islands
Corporate Bonds & Notes	0	193	0	193
Kazakhstan
Corporate Bonds & Notes	0	1,507	0	1,507
Luxembourg
Corporate Bonds & Notes	0	3,392	33	3,425

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Malaysia
Sovereign Issues	$0	$34	$0	$34
Mauritius
Corporate Bonds & Notes	0	298	0	298
Mexico
Corporate Bonds & Notes	0	3,777	0	3,777
Morocco
Corporate Bonds & Notes	0	970	0	970
Multinational
Corporate Bonds & Notes	0	391	0	391
Netherlands
Corporate Bonds & Notes	0	3,383	0	3,383
Nigeria
Corporate Bonds & Notes	0	301	0	301
Panama
Corporate Bonds & Notes	0	366	0	366
Sovereign Issues	0	210	0	210
Paraguay
Corporate Bonds & Notes	0	326	0	326
Peru
Corporate Bonds & Notes	0	3,249	0	3,249
Sovereign Issues	0	428	0	428
Philippines
Corporate Bonds & Notes	0	393	0	393
Poland
Sovereign Issues	0	215	0	215
Qatar
Corporate Bonds & Notes	0	520	0	520
Romania
Sovereign Issues	0	260	0	260
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	842	0	842
Singapore
Corporate Bonds & Notes	0	1,063	0	1,063
South Africa
Convertible Bonds & Notes	0	552	0	552
Corporate Bonds & Notes	0	596	1,053	1,649
South Korea
Corporate Bonds & Notes	0	3,205	0	3,205
Sovereign Issues	0	409	0	409
Thailand
Corporate Bonds & Notes	0	1,080	0	1,080
Sovereign Issues	0	3	0	3
Turkey
Corporate Bonds & Notes	0	3,397	0	3,397
Ukraine
Sovereign Issues	0	564	0	564

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
United Arab Emirates
Corporate Bonds & Notes	$0	$2,973	$0	$2,973
United Kingdom
Corporate Bonds & Notes	0	3,370	0	3,370
Non-Agency Mortgage-Backed Securities	0	166	0	166
United States
Asset-Backed Securities	0	191	0	191
Corporate Bonds & Notes	0	3,642	294	3,936
Non-Agency Mortgage-Backed Securities	0	338	0	338
U.S. Government Agencies	0	1,939	0	1,939
U.S. Treasury Obligations	0	1,110	0	1,110
Uzbekistan
Corporate Bonds & Notes	0	196	0	196
Virgin Islands (British)
Corporate Bonds & Notes	0	1,425	3	1,428
Short-Term Instruments
Nigeria Treasury Bills	0	237	0	237

	$0	$81,011	$2,063	$83,074

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,795	$0	$0	$3,795

Total Investments	$3,795	$81,011	$2,063	$86,869

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	25	0	26
Over the counter	0	85	0	85

	$1	$110	$0	$111

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(22)	0	(27)
Over the counter	0	(148)	0	(148)

	$(5)	$(170)	$0	$(175)

Total Financial Derivative Instruments	$(4)	$(60)	$0	$(64)

Totals	$3,791	$80,951	$2,063	$86,805

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(1)
Investments in Securities, at Value
Colombia
Loan Participations and Assignments	$1,002	$0	$(965)	$0	$0	$(37)	$0	$0	$0	$0
Ireland
Corporate Bonds & Notes	76	0	0	(1)	0	1	0	0	76	1
Ivory Coast
Loan Participations and Assignments	0	532	0	1	0	23	0	0	556	23
Luxembourg
Corporate Bonds & Notes	33	0	0	(1)	0	1	0	0	33	1
Russia
Corporate Bonds & Notes	48	0	0	(1)	0	1	0	0	48	1
South Africa
Corporate Bonds & Notes	955	0	0	0	0	98	0	0	1,053	98
United States
Corporate Bonds & Notes	0	294	0	0	0	0	0	0	294	0
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	1	0	(1)	0	0	3	(1)

Totals	$2,117	$826	$(965)	$(1)	$0	$86	$0	$0	$2,063	$123

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$76	Third Party Vendor	Expected Recovery	6.000	—
Ivory Coast
Loan Participations and Assignments	556	Indicative Market Quotation	Broker Quote	99.834	—
Luxembourg
Corporate Bonds & Notes	33	Third Party Vendor	Expected Recovery	6.000	—
Russia
Corporate Bonds & Notes	48	Third Party Vendor	Expected Recovery	6.000	—
South Africa
Corporate Bonds & Notes	1,053	Discounted Cash Flow	Discount Rate	8.860	—
United States
Corporate Bonds & Notes	294	Other Valuation Techniques(2)	—	—	—
Virgin Islands (British)
Corporate Bonds & Notes	3	Expected Recovery	Price	BRL 4.985	—

Total	$2,063

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.1%

AZERBAIJAN 0.6%

CORPORATE BONDS & NOTES 0.5%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		$600	$600

Southern Gas Corridor CJSC
6.875% due 03/24/2026		1,900	1,946

			2,546

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

State Oil Co. of the Azerbaijan Republic
8.229% (TSFR6M + 2.500%) due 11/26/2024 «~		625	624

Total Azerbaijan (Cost $3,145)			3,170

BRAZIL 21.6%

CORPORATE BONDS & NOTES 0.8%

Banco BTG Pactual SA
4.500% due 01/10/2025		$200	199

Banco do Brasil SA
8.500% due 07/29/2026	MXN	42,000	2,102

Vale SA
0.000% due 12/29/2049 ~(i)	BRL	27,540	1,694

			3,995

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Oi SA
TBD% due 12/30/2050 «		$2,583	26

SOVEREIGN ISSUES 20.8%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (e)	BRL	4,900	899
0.000% due 04/01/2025 (e)		614,800	106,995

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		1,400	256

			108,150

Total Brazil (Cost $114,516)			112,171

CAYMAN ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.2%

Fish Pond Re Ltd.
8.546% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		$250	255

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		28	27

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^(b)		500	16
10.500% due 01/15/2025 ^(b)		1,200	41
11.700% due 11/11/2025 ^(b)		1,100	38

Red Dorsal Finance Ltd.
5.875% due 10/12/2031		546	533

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)		19	2

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)		19	2

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)		39	4

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)		59	6

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)		59	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)		$29	$2

			931

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Ziraat Bank
8.026% (TSFR3M + 3.100%) due 06/15/2034 «~		1,400	1,393

Total Cayman Islands (Cost $3,666)			2,324

CHILE 3.2%

SOVEREIGN ISSUES 3.2%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	2,755,000	2,994
5.000% due 10/01/2028		11,630,000	12,998

Chile Government International Bond
4.850% due 01/22/2029		$600	614

Total Chile (Cost $15,833)			16,606

CHINA 0.1%

SOVEREIGN ISSUES 0.1%

China Government International Bond
2.750% due 02/17/2032	CNY	3,920	583

Total China (Cost $542)			583

CZECH REPUBLIC 0.7%

CORPORATE BONDS & NOTES 0.4%

EP Infrastructure AS
1.816% due 03/02/2031	EUR	2,000	1,931

SOVEREIGN ISSUES 0.3%

Czech Republic Government International Bond
2.000% due 10/13/2033	CZK	42,000	1,618
2.500% due 08/25/2028		4,000	171

			1,789

Total Czech Republic (Cost $3,356)			3,720

DENMARK 0.0%
Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 2.6%

SOVEREIGN ISSUES 2.6%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	93,600	1,568
13.000% due 12/05/2025		356,400	6,050
13.000% due 01/30/2026		78,480	1,339

Dominican Republic International Bond
9.750% due 06/05/2026		38,034	638
10.750% due 06/01/2036		140,200	2,485
11.250% due 09/15/2035		61,200	1,121
13.625% due 02/03/2033		19,600	396

Total Dominican Republic (Cost $13,618)			13,597

ECUADOR 0.5%

SOVEREIGN ISSUES 0.5%

Ecuador Government International Bond
5.000% due 07/31/2040 þ		$40	21
5.500% due 07/31/2035 þ		1,112	637
6.900% due 07/31/2030 þ		2,790	2,038

Total Ecuador (Cost $2,015)			2,696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GHANA 0.0%

SOVEREIGN ISSUES 0.0%

Ghana Government International Bond (5.000% Cash and 3.350% PIK)
8.350% due 02/16/2027 (a)	GHS	5,500	$250

Total Ghana (Cost $252)			250

HUNGARY 0.5%

SOVEREIGN ISSUES 0.5%

Hungary Government International Bond
2.000% due 05/23/2029	HUF	110,700	265
4.750% due 11/24/2032		172,200	444
6.750% due 10/22/2028		191,100	556
9.500% due 10/21/2026		498,500	1,501

Total Hungary (Cost $2,586)			2,766

INDIA 0.6%

CORPORATE BONDS & NOTES 0.6%

HDFC Bank Ltd.
8.100% due 03/22/2025	INR	240,000	2,863

Total India (Cost $2,900)			2,863

INDONESIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Indonesia Asahan Aluminium PT
4.750% due 05/15/2025		$1,000	998

Total Indonesia (Cost $993)			998

IRELAND 0.3%

ASSET-BACKED SECURITIES 0.3%

OAK Hill European Credit Partners DAC
4.428% due 10/20/2031	EUR	1,198	1,330

Total Ireland (Cost $1,411)			1,330

ISRAEL 6.2%

SOVEREIGN ISSUES 6.2%

Israel Government International Bond
1.750% due 08/31/2025	ILS	121,900	32,002

Total Israel (Cost $32,030)			32,002

IVORY COAST 1.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Republic of Cote d’lvoire
6.852% (EUR003M + 3.050%) due 03/07/2025 «~	EUR	2,700	3,001
8.268% (Euribor 6MO + 5.000%) due 03/19/2027 «~		950	1,064

			4,065

SOVEREIGN ISSUES 0.2%

Ivory Coast Government International Bond
4.875% due 01/30/2032		897	883
5.250% due 03/22/2030		300	319

			1,202

Total Ivory Coast (Cost $5,113)			5,267

KAZAKHSTAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		$900	910
10.950% due 05/06/2026	KZT	244,000	500

Total Kazakhstan (Cost $1,394)			1,410

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		$194	$201

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (a)		646	589

Total Luxembourg (Cost $747)			790

MALAYSIA 1.5%

SOVEREIGN ISSUES 1.5%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	23,750	5,419
4.457% due 03/31/2053		8,720	2,216

Total Malaysia (Cost $7,048)			7,635

MEXICO 5.8%

SOVEREIGN ISSUES 5.8%

Mexico Government International Bond
3.000% due 12/03/2026 (h)	MXN	419,060	20,076
7.750% due 11/13/2042		11,700	496
8.000% due 11/07/2047		16,000	687
8.000% due 07/31/2053		5,300	225
8.500% due 03/01/2029		169,400	8,392

Total Mexico (Cost $31,267)			29,876

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%

JAB Holdings BV
4.500% due 04/08/2052 (k)		$4,200	3,364

Total Netherlands (Cost $3,213)			3,364

OMAN 0.3%

SOVEREIGN ISSUES 0.3%

Oman Government International Bond
4.750% due 06/15/2026		$1,300	1,298

Total Oman (Cost $1,298)			1,298

PARAGUAY 0.3%

SOVEREIGN ISSUES 0.3%

Paraguay Government International Bond
7.900% due 02/09/2031	PYG	11,311,000	1,487

Total Paraguay (Cost $1,549)			1,487

PERU 2.6%

CORPORATE BONDS & NOTES 0.9%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	17,500	4,851

SOVEREIGN ISSUES 1.7%

Peru Government International Bond
6.150% due 08/12/2032		4,500	1,233
6.950% due 08/12/2031		25,100	7,250
7.300% due 08/12/2033		900	263
7.600% due 08/12/2039		600	177

			8,923

Total Peru (Cost $13,444)			13,774

PHILIPPINES 1.2%

SOVEREIGN ISSUES 1.2%

Philippines Government International Bond
6.250% due 01/14/2036	PHP	40,000	703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 05/19/2029	PHP	54,490	$1,009
8.000% due 07/19/2031		226,170	4,577

Total Philippines (Cost $5,798)			6,289

POLAND 1.5%

SOVEREIGN ISSUES 1.5%

Poland Government International Bond
4.750% due 07/25/2029	PLN	21,300	5,490
6.000% due 10/25/2033		7,400	2,034

Total Poland (Cost $7,304)			7,524

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
1.375% due 09/12/2026		$800	760

Total Qatar (Cost $749)			760

ROMANIA 0.1%

SOVEREIGN ISSUES 0.1%

Romania Government International Bond
4.250% due 04/28/2036	RON	2,600	474
4.750% due 10/11/2034		200	39

Total Romania (Cost $437)			513

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
6.500% due 09/26/2033 (k)		$900	965

Total Serbia (Cost $922)			965

SINGAPORE 10.4%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029		$600	616

SOVEREIGN ISSUES 10.3%

Singapore Government International Bond
1.875% due 10/01/2051	SGD	900	599
2.125% due 06/01/2026		65,450	50,679
3.250% due 06/01/2054		2,270	1,996

			53,274

Total Singapore (Cost $50,758)			53,890

SOUTH AFRICA 4.1%

CORPORATE BONDS & NOTES 1.3%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	56,800	3,287

Prosus NV
5.500% due 07/21/2025		$2,500	2,509

Transnet SOC Ltd.
10.000% due 03/30/2029	ZAR	15,000	831

			6,627

SOVEREIGN ISSUES 2.8%

South Africa Government International Bond
2.000% due 01/31/2025 (h)		65,358	3,742
7.000% due 02/28/2031		33,800	1,753
8.000% due 01/31/2030		68,700	3,839
8.500% due 01/31/2037		5,800	292
9.000% due 01/31/2040		29,900	1,515
10.500% due 12/21/2026		58,600	3,564

			14,705

Total South Africa (Cost $20,690)			21,332

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 3.5%

CORPORATE BONDS & NOTES 3.5%

Asian Development Bank
6.720% due 02/08/2028	INR	591,300	$7,101

European Investment Bank
2.875% due 11/15/2029	PLN	18,800	4,390
6.950% due 03/01/2029	INR	520,300	6,253

Inter-American Development Bank
7.000% due 01/25/2029		34,000	410

Total Supranational (Cost $18,063)			18,154

THAILAND 0.0%

SOVEREIGN ISSUES 0.0%

Thailand Government International Bond
4.000% due 06/17/2055	THB	5,130	187

Total Thailand (Cost $152)			187

TURKEY 2.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

SOCAR Turkey Enerji AS
6.887% (Euribor 6MO + 3.450%) due 08/11/2026 ~	EUR	2,500	2,774

VakifBank
TBD% due 12/15/2028 «µ		1,000	1,117

			3,891

SOVEREIGN ISSUES 1.3%

Turkey Government International Bond
26.200% due 10/05/2033	TRY	29,100	839
51.594% due 05/20/2026 ~		5,900	174
51.594% due 08/19/2026 ~		5,300	156
51.594% due 05/17/2028 ~		190,000	5,523

			6,692

Total Turkey (Cost $11,078)			10,583

UKRAINE 0.2%

SOVEREIGN ISSUES 0.2%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$98	43
0.000% due 02/01/2034 þ(g)		365	125
0.000% due 02/01/2035 þ(g)		308	135
0.000% due 02/01/2036 þ(g)		257	112
0.000% due 08/01/2041 ~		40	28
1.750% due 02/01/2029 þ		187	111
1.750% due 02/01/2034 þ		533	238
1.750% due 02/01/2035 þ		502	218
1.750% due 02/01/2036 þ		564	242

Total Ukraine (Cost $1,225)			1,252

UNITED KINGDOM 1.6%

CORPORATE BONDS & NOTES 0.9%

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$6,700	4,688

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Canada Square Funding PLC
5.891% due 01/17/2059 •	GBP	373	500

Harbour PLC
5.908% due 01/28/2054 •		500	669

Rochester Financing PLC
5.680% due 12/18/2044 •		393	525

Tower Bridge Funding PLC
5.700% due 12/20/2063 •		154	206

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	$1,611

			3,511

Total United Kingdom (Cost $7,378)			8,199

UNITED STATES 4.1%

ASSET-BACKED SECURITIES 1.2%

Bear Stearns Asset-Backed Securities Trust
5.238% due 07/25/2036 ~		$3	3

Citigroup Mortgage Loan Trust
5.029% due 07/25/2045 •		67	47

Countrywide Asset-Backed Certificates Trust
5.159% due 11/25/2037 •		1,006	950
5.269% due 03/25/2047 •		89	87

Credit-Based Asset Servicing & Securitization LLC
5.512% due 07/25/2037 •		22	15

Fremont Home Loan Trust
5.269% due 10/25/2036 •		2,800	1,131

GE-WMC Mortgage Securities Trust
5.049% due 08/25/2036 •		22	9

GSAMP Trust
5.039% due 12/25/2036 •		78	39

HSI Asset Loan Obligation Trust
4.487% due 12/25/2036 •		32	10

JP Morgan Mortgage Acquisition Corp.
5.479% due 02/25/2036 •		249	246

MASTR Asset-Backed Securities Trust
5.069% due 01/25/2037 •		165	48

Morgan Stanley ABS Capital, Inc. Trust
5.734% due 01/25/2035 •		185	185

Morgan Stanley Mortgage Loan Trust
6.488% due 11/25/2036 þ		1,045	239

OneMain Financial Issuance Trust
4.130% due 05/14/2035		1,800	1,791

RAAC Trust
5.669% due 02/25/2046 •		18	18

Residential Asset Securities Corp. Trust
5.929% due 08/25/2035 •		161	159

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •		241	55

WaMu Asset-Backed Certificates WaMu Trust
5.209% due 05/25/2037 •		1,328	1,203

			6,235

		SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(c)(j)		710,158	77

		PRINCIPAL AMOUNT (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Banc of America Mortgage Trust
6.629% due 07/25/2034 ~		$23	22

CitiMortgage Alternative Loan Trust
5.619% due 10/25/2036 •		669	500

Countrywide Alternative Loan Trust
4.789% due 10/25/2035 ~		6	5
5.249% due 04/25/2047 •		864	780
5.319% due 05/25/2036 •		1,190	467
5.529% due 12/25/2035 •		32	29

Countrywide Home Loan Mortgage Pass-Through Trust
5.509% due 04/25/2046 •		369	107

GSMPS Mortgage Loan Trust
5.319% due 01/25/2036 •		138	110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
7.123% due 10/19/2035 •		$233	$119

IndyMac INDX Mortgage Loan Trust
5.609% due 07/25/2045 •		163	131

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		158	154

Mortgage Equity Conversion Asset Trust
4.410% due 05/25/2042 •		380	372

New York Mortgage Trust
5.509% due 04/25/2035 •		1,335	1,285

Structured Asset Mortgage Investments Trust
5.479% due 04/19/2035 •		337	321

Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036		36	36

Turkey’s First National Bank
7.962% due 11/15/2034 «(j)		800	800

WaMu Mortgage Pass-Through Certificates Trust
5.192% due 03/25/2037 ~		49	45
5.339% due 05/25/2034 •		141	127

			5,410

SOVEREIGN ISSUES 1.9%

Colombia Government International Bond
1.000% due 11/03/2027	COP	6,632,000	1,461
1.000% due 09/18/2030		8,118,700	1,800
1.000% due 03/26/2031		26,551,000	5,587
1.000% due 06/30/2032		4,575,000	931

			9,779

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
5.675% due 09/25/2031 •		$28	29
7.481% due 08/01/2035 •		1	1

			30

		SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $23,745)			21,531

		PRINCIPAL AMOUNT (000S)
URUGUAY 0.4%

SOVEREIGN ISSUES 0.4%

Uruguay Government International Bond
9.750% due 07/20/2033	UYU	89,200	2,143

Total Uruguay (Cost $2,088)			2,143

UZBEKISTAN 0.4%

CORPORATE BONDS & NOTES 0.3%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$500	503
21.000% due 07/24/2027	UZS	15,540,000	1,221

			1,724

SOVEREIGN ISSUES 0.1%

Republic of Uzbekistan International Bond
16.625% due 05/29/2027		4,110,000	313

Total Uzbekistan (Cost $2,055)			2,037

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ZAMBIA 0.2%

SOVEREIGN ISSUES 0.2%

Zambia Government International Bond
11.000% due 07/27/2025	ZMW	7,400	$276
12.000% due 07/04/2025		1,700	62
12.000% due 05/03/2028		850	25
13.000% due 01/25/2031		17,051	432
22.000% due 01/22/2029		900	33
23.000% due 01/22/2031		9,300	339

Total Zambia (Cost $1,271)			1,167

SHORT-TERM INSTRUMENTS 12.8%

HUNGARY TREASURY BILLS 4.6%
6.589% due 10/03/2024 (e)(f)	HUF	8,512,000	23,849

JAPAN TREASURY BILLS 6.9%
0.111% due 11/18/2024 (d)(e)	JPY	5,150,000	35,829

NIGERIA TREASURY BILLS 0.7%
27.411% due 02/25/2025 - 06/10/2025 (d)(e)	NGN	6,860,690	3,653

ROMANIA TREASURY BILLS 0.3%
5.952% due 06/30/2025 (e)(f)	RON	8,100	1,737

U.S. TREASURY BILLS 0.3%
4.900% due 11/05/2024 - 12/05/2024 (d)(e)(n)		$1,769	1,760

Total Short-Term Instruments (Cost $66,296)			66,828

Total Investments in Securities (Cost $481,945)			483,331

		SHARES
INVESTMENTS IN AFFILIATES 6.5%

SHORT-TERM INSTRUMENTS 6.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%

PIMCO Short Asset Portfolio		2,484,162	24,250

PIMCO Short-Term Floating NAV Portfolio III		968,251	9,428

Total Short-Term Instruments (Cost $34,203)			33,678

Total Investments in Affiliates (Cost $34,203)			33,678

Total Investments 99.6% (Cost $516,148)			$517,009

Financial Derivative Instruments (l)(m) 1.6% (Cost or Premiums, net $(858))			8,279

Other Assets and Liabilities, net (1.2)%			(6,198)

Net Assets 100.0%			$519,090

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Security becomes interest bearing at a future date.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$77	$77	0.01%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Turkey’s First National Bank 7.962% due 11/15/2034	09/18/2024	800	800	0.15

		$877	$877	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	5.100%	09/20/2024	10/18/2024		$(1,903)	$(1,906)
BRC	4.700	09/20/2024	TBD	(2)	(848)	(850)

Total Reverse Repurchase Agreements						$(2,756)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(1,906)	$0	$(1,906)	$2,002	$96
BRC	0	(850)	0	(850)	965	115

Total Borrowings and Other Financing Transactions	$0	$(2,756)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,906)	$0	$0	$(1,906)
Sovereign Issues	0	0	0	(850)	(850)

Total Borrowings	$0	$(1,906)	$0	$(850)	$(2,756)

Payable for reverse repurchase agreements					$(2,756)

(k)	Securities with an aggregate market value of $2,967 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(4,039) at a weighted average interest rate of 5.495%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2024	121	$8,966	$(13)	$0	$(10)
Euro-Bund 10-Year Bond December Futures	12/2024	21	3,154	52	10	0
U.S. Treasury 2-Year Note December Futures	12/2024	194	40,399	85	0	(73)
U.S. Treasury 5-Year Note December Futures	12/2024	25	2,747	0	0	(9)
U.S. Treasury 10-Year Note December Futures	12/2024	30	3,428	4	0	(14)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	8	1,065	(2)	0	(6)

				$126	$10	$(112)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra December Futures	12/2024	12	$(1,420)	$(4)	$6	$0
U.S. Treasury 30-Year Bond December Futures	12/2024	12	(1,490)	16	8	0

				$12	$14	$0

Total Futures Contracts				$138	$24	$(112)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2026	0.853%	$	100	$1	$(1)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	(1.000)%	Quarterly	06/20/2029	18,500	$(390)	$(35)	$(425)	$0	$0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029	25,300	(573)	0	(573)	2	0

					$(963)	$(35)	$(998)	$2	$0

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	12,400	$120	$(20)	$100	$0	$(11)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2027		13,100	87	(37)	50	0	(10)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		15,100	477	(150)	327	0	(8)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		21,800	(163)	160	(3)	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		4,300	(81)	30	(51)	0	(2)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		2,300	(7)	29	22	0	(2)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		5,100	115	(144)	(29)	21	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	INR	213,714	(14)	(42)	(56)	1	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030		1,035,540	(72)	56	(16)	9	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/18/2026	SGD	76,840	(113)	(641)	(754)	0	(7)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028		9,722	(133)	(173)	(306)	0	(5)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		5,380	15	(100)	(85)	0	(3)
Pay	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	03/20/2026	THB	564,369	18	29	47	3	0
Pay	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028		23,230	10	12	22	0	0
Receive(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		672,050	28	46	74	0	(8)
Pay	1-Day THB-THOR Compounded-OIS	3.000	Quarterly	09/18/2034		5,150	6	3	9	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025	$	100	1	(1)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.455	Annual	06/30/2026		41,200	0	(633)	(633)	66	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/19/2027		9,700	(228)	21	(207)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	113	84	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		77,189	(1,861)	3,159	1,298	0	(189)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		36,400	475	(1,087)	(612)	101	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		45,200	(421)	(750)	(1,171)	124	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		2,700	(12)	82	70	0	(7)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2030		6,500	267	(13)	254	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		4,200	90	(193)	(103)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,420	220	(220)	0	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	(14)	(17)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	(5)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	(44)	(47)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,200	312	(569)	(257)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	(35)	(37)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(44)	(47)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,200	(4)	(48)	(52)	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		13,900	299	242	541	0	(42)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2035		5,900	402	(43)	359	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	18	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	(48)	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,300	566	(850)	(284)	37	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		4,100	185	(10)	175	0	(16)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/19/2055		4,300	(448)	66	(382)	16	0
Receive	1-Year BRL-CDI	10.710	Maturity	01/02/2025	BRL	228,800	0	0	0	1	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026		51,600	0	(299)	(299)	0	(5)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		3,390	0	22	22	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		37,800	0	157	157	3	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		2,720	(28)	(76)	(104)	0	(1)
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		49,800	0	431	431	10	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		21,200	0	(179)	(179)	0	(4)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		13,500	0	(110)	(110)	0	(3)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		12,300	0	(99)	(99)	0	(2)
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		25,500	0	210	210	5	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		16,600	0	(138)	(138)	0	(3)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		28,400	0	(228)	(228)	0	(6)
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		8,700	0	(56)	(56)	0	(2)
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		8,700	0	(56)	(56)	0	(2)
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		11,300	0	(59)	(59)	0	(2)
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	(258)	(258)	0	(7)
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		21,000	0	101	101	4	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	53	53	2	0
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	79	79	4	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		18,700	0	72	72	4	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		17,600	0	(65)	(65)	0	(3)
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	(61)	(61)	0	(3)
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		21,600	0	70	70	4	0
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		13,800	0	30	30	3	0
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		11,400	0	24	24	2	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		59,000	0	73	73	12	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	12.033%	Maturity	01/04/2027	BRL	64,500	$139	$(162)	$(23)	$0	$(13)
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028		7,200	0	20	20	2	0
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028		7,200	0	19	19	2	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		13,700	0	(31)	(31)	0	(4)
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		19,400	(41)	(180)	(221)	0	(7)
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		22,000	0	(83)	(83)	0	(8)
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		34,800	0	(121)	(121)	0	(13)
Receive	1-Year BRL-CDI	11.655	Maturity	01/02/2029		11,400	7	26	33	4	0
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029		19,500	(10)	38	28	7	0
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029		7,700	0	(15)	(15)	3	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	10,600	(61)	140	79	0	(15)
Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	45,784	(85)	(89)	(174)	6	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		9,220	25	4	29	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/04/2026	COP	23,902,000	0	(61)	(61)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/05/2026		5,122,000	0	(14)	(14)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026		1,568,000	0	(4)	(4)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		3,122,400	0	(8)	(8)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		2,714,600	0	(8)	(8)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026		7,381,200	0	23	23	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.653	Quarterly	04/11/2026		4,480,000	0	15	15	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.860	Quarterly	04/12/2026		7,479,000	0	31	31	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.920	Quarterly	04/12/2026		7,479,000	0	33	33	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	04/15/2026		3,916,700	0	19	19	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	06/17/2026		8,340,200	0	(40)	(40)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		14,393,000	0	62	62	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	(32)	(74)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		8,215,400	0	(14)	(14)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	76	(164)	(88)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		4,286,000	31	7	38	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	87	87	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	133	133	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.155	Quarterly	06/24/2029		1,871,600	0	(18)	(18)	1	0
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		27,700,600	0	139	139	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.830	Quarterly	08/02/2029		11,241,500	0	(66)	(66)	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.710	Quarterly	08/05/2029		12,298,900	0	(59)	(59)	4	0
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/06/2029		3,772,400	0	9	9	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		13,247,000	0	31	31	0	(4)
Pay(6)	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029		2,597,000	0	(1)	(1)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		4,545,800	0	(107)	(107)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		9,251,860	0	(174)	(174)	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	(40)	(40)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		4,283,300	0	(39)	(39)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	73	73	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		9,224,540	0	(51)	(51)	2	0
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(140)	(140)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		8,000,000	0	(19)	(19)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		8,020,000	0	(24)	(24)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		1,950,700	0	(8)	(8)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		2,414,800	0	(5)	(5)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	(5)	(5)	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(103)	(103)	2	0
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	13,900	(122)	(22)	(144)	0	(18)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		1,200	(2)	33	31	3	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		2,800	(4)	66	62	8	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		400	(1)	11	10	1	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(5)	(5)	0	(1)
Pay	3-Month EUR-EURIBOR	2.248	Annual	09/30/2029		1,700	(2)	4	2	4	0
Pay(6)	3-Month EUR-EURIBOR	2.235	Annual	10/07/2029		8,300	3	7	10	15	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		10,700	124	82	206	34	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		200	(1)	8	7	1	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		5,200	53	37	90	30	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		5,705	33	(34)	(1)	0	(59)
Pay	3-Month ILS-TELBOR	3.792	Annual	11/06/2028	ILS	3,500	15	(2)	13	0	(2)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029		8,800	0	(11)	(11)	0	(5)
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		5,200	0	(4)	(4)	0	(3)
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		3,900	0	(1)	(1)	0	(2)
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		3,910	0	(2)	(2)	0	(2)
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		2,300	0	(4)	(4)	0	(1)
Pay	3-Month ILS-TELBOR	4.080	Annual	09/13/2029		1,400	0	(2)	(2)	0	(1)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029		100	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		1,600	0	(1)	(1)	0	(1)

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month ILS-TELBOR	4.095%	Annual	09/19/2029	ILS	1,100	$0	$(1)	$(1)	$0	$(1)
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		400	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		2,400	0	0	0	0	(1)
Pay	3-Month ILS-TELBOR	4.260	Annual	09/23/2029		1,900	0	1	1	0	(1)
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		1,100	0	1	1	0	(1)
Pay	3-Month ILS-TELBOR	4.330	Annual	09/24/2029		3,700	0	6	6	0	(2)
Pay(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2027	KRW	27,858,950	129	8	137	4	0
Pay	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028		3,471,224	51	61	112	2	0
Receive(6)	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	112,500	(2)	2	0	2	(4)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/13/2025	ZAR	102,900	27	11	38	2	0
Receive	3-Month ZAR-JIBAR	7.860	Quarterly	11/22/2025		23,900	0	(7)	(7)	0	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	68	68	0	(3)
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	(15)	(15)	0	(2)
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026		77,900	0	(62)	(62)	0	(2)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	6	17	0	0
Pay	3-Month ZAR-JIBAR	8.195	Quarterly	12/21/2026		207,300	148	109	257	7	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	(13)	(31)	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	1	1	0	(1)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		73,400	18	138	156	2	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		20,900	38	43	81	1	0
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		23,300	(11)	(45)	(56)	0	(1)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(86)	(86)	0	(1)
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(31)	(31)	0	0
Receive	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		51,400	(152)	(48)	(200)	0	(2)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		28,300	22	32	54	1	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	1,530,400	0	(6)	(6)	0	0
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		8,263,200	43	(76)	(33)	2	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	254	254	3	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		8,260,000	0	145	145	0	(3)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	159	159	0	(2)
Receive(6)	6-Month CLP-CHILIBOR	4.335	Semi-Annual	10/01/2028		870,100	0	0	0	1	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		165,000	0	4	4	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	23	23	0	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(51)	(51)	1	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(104)	(105)	1	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(27)	(27)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		2,040,800	49	48	97	0	(2)
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		391,900	0	(14)	(14)	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029		1,113,400	0	(16)	(16)	1	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	32	32	0	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	07/19/2029		5,091,600	0	146	146	0	(5)
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		1,338,400	1	41	42	0	(1)
Receive	6-Month CLP-CHILIBOR	5.165	Semi-Annual	08/01/2029		2,153,000	0	(81)	(81)	2	0
Receive	6-Month CLP-CHILIBOR	5.170	Semi-Annual	08/01/2029		3,596,000	0	(136)	(136)	3	0
Receive(6)	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		451,200	0	0	0	1	0
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		2,085,930	0	(266)	(266)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	(42)	(42)	1	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		58,400	0	(4)	(4)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		3,104,700	0	108	108	0	(5)
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		3,056,500	0	(364)	(364)	7	0
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	(160)	(160)	9	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	(35)	(35)	2	0
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		627,300	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		1,103,000	0	(110)	(110)	3	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		447,000	0	(42)	(42)	1	0
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033		395,800	0	(40)	(40)	1	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		189,900	0	(20)	(20)	1	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		1,831,830	0	(205)	(205)	5	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		878,100	0	(117)	(117)	2	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		435,200	0	26	26	0	(1)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		221,600	0	10	10	0	(1)
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		365,400	(1)	8	7	0	(1)
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		1,946,800	(18)	76	58	0	(5)
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		954,600	0	49	49	0	(3)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	27	27	0	(1)
Pay(6)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		642,200	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	(131)	(131)	6	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		893,400	0	54	54	0	(3)
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(41)	(66)	0	(1)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		159,000	219	259	478	6	0
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(87)	(87)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month CZK-PRIBOR	3.765%	Annual	01/09/2029	CZK	36,800	$10	$59	$69	$2	$0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	175	175	5	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	(78)	(78)	0	(2)
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	7	7	0	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(37)	(37)	0	(1)
Receive	6-Month CZK-PRIBOR	3.605	Annual	07/12/2029		86,800	0	(73)	(73)	0	(7)
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030	EUR	6,700	(278)	(76)	(354)	0	(23)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		600	(2)	(22)	(24)	0	(3)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	5	5	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		500	(2)	(10)	(12)	0	(3)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,900	199	37	236	21	0
Receive	6-Month HUF-BBR	13.600	Annual	12/12/2024	HUF	130,800	0	(37)	(37)	0	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028		606,700	(50)	(145)	(195)	0	(1)
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		327,880	0	111	111	1	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	133	272	405	3	0
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(94)	(94)	0	(1)
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	13,100	0	107	107	1	0
Pay	6-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	13	13	0	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	216	216	2	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	(26)	(26)	1	0
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	65	85	0	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	11	24	0	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	(51)	(51)	0	(1)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		42,900	(5)	(272)	(277)	0	(10)
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		5,100	0	45	45	2	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		6,400	0	79	79	2	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		17,200	0	138	138	7	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		3,500	0	19	19	1	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		3,100	0	13	13	1	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		13,300	0	18	18	0	(5)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		13,600	0	(2)	(2)	0	(5)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		5,600	0	(3)	(3)	0	(2)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	253	253	0	(2)
Pay	6-Month PLN-WIBOR	5.087	Annual	06/28/2034		4,800	64	(3)	61	4	0
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028	MXN	13,800	7	10	17	0	(1)
Receive	28-Day MXN-TIIE	8.510	Lunar	03/01/2029		40,700	0	7	7	4	0
Receive	28-Day MXN-TIIE	8.540	Lunar	03/01/2029		122,000	0	14	14	13	0
Receive	28-Day MXN-TIIE	8.220	Lunar	09/17/2029		50,000	0	13	13	7	0
Receive	28-Day MXN-TIIE	8.940	Lunar	08/17/2034		36,900	0	(32)	(32)	7	0
Receive(6)	CAONREPO	3.750	Annual	03/19/2027	CAD	200	(4)	1	(3)	0	0
Receive(6)	CAONREPO	3.250	Annual	03/19/2030		12,800	(318)	11	(307)	0	(26)
Pay(6)	CAONREPO	3.500	Annual	03/19/2035		12,600	553	(28)	525	38	0
Receive(6)	CAONREPO	3.500	Annual	03/19/2055		2,200	(177)	10	(167)	0	(15)

							$950	$(2,842)	$(1,892)	$899	$(732)

Total Swap Agreements							$(12)	$(2,878)	$(2,890)	$901	$(732)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$24	$901	$925	$0	$(112)	$(732)	$(844)

Cash of $9,542 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CNH	14,806		$2,070	$0	$(46)
	03/2025		$2,703	PHP	150,909	0	(16)
	09/2025	PHP	151,214		$2,703	18	0

BOA	10/2024	AUD	3,477		2,335	0	(69)
	10/2024	COP	5,866,031		1,404	9	0
	10/2024	IDR	7,970,984		518	0	(6)
	10/2024	ILS	439		117	0	(1)
	10/2024	MYR	8,443		1,945	0	(102)
	10/2024	SGD	1,048		806	0	(9)
	10/2024		$1,401	COP	5,866,031	0	(9)
	10/2024		556	IDR	8,606,102	10	0
	10/2024		724	INR	60,570	0	(2)
	10/2024		4,449	KRW	5,952,835	68	0
	10/2024		1,408	MYR	6,148	82	0
	10/2024		600	PLN	2,332	6	0
	10/2024		749	RON	3,415	15	0
	10/2024		1,881	SGD	2,454	28	0
	11/2024	EUR	93	RON	464	0	0
	11/2024	TRY	9,024		$228	0	(27)
	11/2024		$2,731	SGD	3,490	0	(10)
	11/2024	ZMW	4,668		$169	0	(6)
	12/2024	PEN	139		37	0	(1)
	01/2025	TRY	25,259		580	0	(72)
	02/2025	CNH	5,978		837	0	(25)
	02/2025	MXN	10,374		520	4	0
	02/2025		$416	BRL	2,408	18	0
	02/2025		520	MXN	10,421	0	(1)
	05/2025	TRY	12,058		$258	0	(27)

BPS	10/2024	BRL	61,142		11,086	0	(137)
	10/2024	CAD	3,493		2,593	10	0
	10/2024	CNH	9,157		1,279	0	(30)
	10/2024	EUR	140	RON	699	0	0
	10/2024		2,372		$2,644	4	0
	10/2024	GBP	520		683	0	(12)
	10/2024	HUF	5,697,574		15,821	0	(132)
	10/2024	INR	326,696		3,902	7	0
	10/2024	JPY	191,172		1,328	0	(2)
	10/2024	KRW	1,732,699		1,301	0	(14)
	10/2024	MYR	18,257		4,356	0	(70)
	10/2024	NZD	4,703		2,927	0	(61)
	10/2024	PLN	4,375		1,142	5	0
	10/2024	SEK	4,131		405	0	(2)
	10/2024	TWD	25,042		791	2	(4)
	10/2024		$10,982	BRL	61,142	241	0
	10/2024		5,837	CAD	7,864	0	(23)
	10/2024		2,211	CNH	15,860	55	0
	10/2024		19,769	CNY	139,142	114	0
	10/2024		11,909	EUR	10,712	31	(16)
	10/2024		1,218	GBP	925	19	0
	10/2024		12	HUF	4,228	0	0
	10/2024		1,998	INR	167,263	0	(4)
	10/2024		10,224	KRW	13,674,030	152	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$478	TWD	15,114	$0	$0
	11/2024	CNH	31,290		$4,424	4	(61)
	11/2024		$2,570	CAD	3,473	0	0
	11/2024		1,754	CNH	12,649	57	0
	11/2024		506	JPY	71,728	0	(4)
	11/2024		1,142	PLN	4,379	0	(5)
	11/2024		4,255	TRY	154,540	30	0
	11/2024		6,927	TWD	220,448	72	0
	12/2024	CNH	75,394		$10,474	0	(340)
	12/2024	PEN	161		43	0	(1)
	12/2024		$1,524	CNH	10,929	44	0
	12/2024		3,388	COP	14,661,831	66	(2)
	12/2024		968	EGP	47,231	0	(20)
	12/2024		8,971	MXN	179,153	79	(51)
	12/2024		1,360	TRY	50,769	9	0
	01/2025	CNH	67,175		$9,366	0	(298)
	01/2025		$2,426	CNH	17,417	81	0
	02/2025	BRL	2,404		$416	0	(18)
	02/2025		$7,329	CNH	52,542	244	0
	03/2025		624	BRL	3,555	15	0
	09/2025	ILS	91,339		$24,955	246	0
	05/2029	KWD	2,630		9,040	205	0
	07/2029		295		1,015	23	0

BRC	10/2024	AUD	4,721		3,217	0	(47)
	10/2024	CLP	835,135		917	1	(12)
	10/2024	CNH	4,755		656	0	(24)
	10/2024	CZK	29,188		1,296	7	0
	10/2024	HUF	468,684		1,291	0	(22)
	10/2024	ILS	2,540		694	13	0
	10/2024	NOK	14,930		1,399	0	(15)
	10/2024	TRY	15,913		409	0	(55)
	10/2024		$1,307	AUD	1,899	6	0
	10/2024		918	CLP	835,135	12	(1)
	10/2024		1,168	CZK	26,766	14	0
	10/2024		2,648	EUR	2,372	0	(8)
	10/2024		2,905	GBP	2,202	39	0
	10/2024		338	HUF	121,991	4	0
	10/2024		621	KRW	827,439	7	0
	10/2024		8,426	MYR	36,649	458	0
	10/2024		1,461	NZD	2,349	32	0
	10/2024		1,822	PLN	6,996	0	(5)
	10/2024		7,723	RON	35,229	157	0
	10/2024		408	SEK	4,130	0	(2)
	10/2024		8,896	TRY	313,242	165	0
	10/2024	ZAR	572		$31	0	(2)
	11/2024	AUD	1,899		1,307	0	(6)
	11/2024	EUR	710	RON	3,552	2	0
	11/2024		2,372		$2,652	8	0
	11/2024	NZD	598		378	0	(2)
	11/2024	SEK	4,124		408	2	0
	11/2024		$10,421	CNH	72,623	0	(21)
	11/2024		131	JPY	18,619	0	(1)
	11/2024		1	PLN	4	0	0
	11/2024		6,858	TRY	253,820	156	(2)
	11/2024		634	TWD	20,111	4	0
	12/2024	CLP	1,877,879		$2,019	0	(68)
	12/2024	TRY	13,387		357	0	(5)
	12/2024		$1,482	TRY	55,863	35	0
	01/2025	TRY	53,622		$1,286	0	(126)
	01/2025		$739	TRY	30,718	60	0
	02/2025	CNH	10,717		$1,496	0	(49)
	02/2025		$837	CNH	5,975	24	0
	04/2025	TRY	19,077		$416	0	(47)
	05/2025		$258	TRY	12,058	27	0
	07/2025		75		3,404	1	0

BSH	10/2024	BRL	218,800		$40,161	0	(3)
	10/2024		$39,768	BRL	218,800	396	0
	11/2024	CLP	839,602		$939	6	0
	12/2024	PEN	550		145	0	(3)
	04/2025	BRL	230,800		40,881	0	(407)

CBK	10/2024		16,506		3,026	0	(4)

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	CAD	3,301		$2,452	$11	$0
	10/2024	CNH	4,809		670	0	(17)
	10/2024	GBP	1,003		1,341	0	0
	10/2024	KRW	1,770,277		1,353	10	0
	10/2024	PHP	28,968		517	1	0
	10/2024	THB	429,474		13,038	0	(309)
	10/2024	TRY	34,268		947	0	(46)
	10/2024	TWD	33,698		1,077	10	0
	10/2024		$4,111	AUD	6,038	64	0
	10/2024		3,030	BRL	16,506	0	0
	10/2024		3,821	CAD	5,165	0	(1)
	10/2024		543	CNH	3,847	7	0
	10/2024		10,681	CNY	75,325	69	0
	10/2024		773	COP	3,371,826	29	0
	10/2024		5,138	GBP	3,849	12	(5)
	10/2024		23,045	IDR	357,625,693	473	0
	10/2024		23,507	INR	1,975,415	53	(7)
	10/2024		7,002	KRW	9,368,191	105	0
	10/2024		209	KZT	100,941	1	0
	10/2024		2,058	PHP	114,891	0	(12)
	10/2024		13,049	THB	429,474	311	0
	10/2024		2,601	TWD	82,270	4	0
	10/2024		3,379	UYU	139,143	0	(39)
	10/2024		14,928	ZAR	272,027	795	0
	10/2024	ZAR	271,172		$14,874	0	(800)
	11/2024	CAD	5,161		3,821	2	0
	11/2024	CNH	67,791		9,601	1	(108)
	11/2024	EUR	2,345		2,627	13	0
	11/2024	TWD	38,867		1,233	0	(1)
	11/2024		$3,026	BRL	16,564	4	0
	11/2024		653	CNH	4,720	23	0
	11/2024		4,609	CNY	32,391	29	0
	11/2024		18,753	TWD	597,127	210	(7)
	12/2024	COP	19,889,071		$4,690	8	(1)
	12/2024	MXN	45,462		2,283	9	(8)
	12/2024	PEN	1,171		308	0	(8)
	12/2024		$13,836	CNH	99,657	459	0
	12/2024		1,044	COP	4,391,072	0	(10)
	12/2024		558	EGP	27,623	5	(9)
	12/2024		522	KZT	253,993	0	(1)
	12/2024		1,067	MXN	21,463	10	0
	12/2024		4,134	PEN	15,558	60	0
	01/2025	CNH	27,879		$3,883	0	(127)
	01/2025		$1,542	CNH	11,008	41	0
	01/2025		773	COP	3,407,384	28	0
	01/2025		766	PEN	2,887	12	0
	02/2025	CNH	15,216		$2,124	0	(69)
	02/2025	UGX	687,640		166	0	(16)
	03/2025		$310	UYU	13,296	2	0
	04/2025		773	COP	3,466,905	32	0
	04/2025		416	TRY	19,047	46	0
	09/2025	ILS	29,824		$7,972	0	(96)
	10/2025		$386	COP	1,880,592	41	0

CIB	10/2024		1,113	INR	93,599	3	0

DUB	10/2024	MYR	24,062		$5,543	0	(290)
	10/2024	PEN	17,061		4,527	0	(74)
	10/2024	PLN	5,418		1,413	6	0
	10/2024		$6,638	KRW	8,860,974	85	0
	10/2024		163	KZT	79,079	1	0
	10/2024		1,408	MYR	6,147	82	0
	10/2024		3,580	PLN	13,809	14	(7)
	10/2024		12,703	THB	422,157	417	0
	10/2024		210	TRY	8,472	31	0
	11/2024	JPY	186,961		$1,324	17	0
	11/2024		$1,413	PLN	5,422	0	(6)
	11/2024		1,327	TRY	49,398	54	0
	11/2024		544	TWD	17,336	6	0
	11/2024	ZMW	4,694		$169	0	(7)
	12/2024	MXN	90,544		4,574	29	0
	12/2024		$594	KZT	288,924	0	0
	02/2025	PEN	7,532		$2,011	0	(18)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2025	PKR	63,300		$215	$0	$(8)
	02/2025	UGX	2,130,672		525	0	(39)
	02/2025		$17,160	MXN	347,166	115	0
	02/2025		211	PKR	63,300	12	0
	03/2025		827	EGP	47,346	87	0
	03/2025		94	TRY	4,459	17	0

FAR	10/2024	AUD	4,957		$3,407	0	(20)
	10/2024	BRL	10,407		1,910	0	0
	10/2024	CLP	417,567		449	0	(15)
	10/2024		$1,884	BRL	10,407	27	0
	10/2024		11,835	EUR	10,584	0	(54)
	10/2024		887	NZD	1,411	9	0
	11/2024	EUR	10,584		$11,851	54	0
	11/2024	NZD	1,411		887	0	(9)
	11/2024		$3,409	AUD	4,957	20	0
	12/2024	CLP	1,293,768		$1,359	0	(79)
	12/2024	PEN	13,770		3,627	0	(84)

GLM	10/2024	BRL	274,944		52,322	1,957	(105)
	10/2024	DOP	514,492		8,583	35	0
	10/2024	THB	428,298		13,106	0	(205)
	10/2024		$50,421	BRL	274,944	49	0
	10/2024		3,796	DOP	226,556	0	(31)
	10/2024		1,697	INR	142,678	5	0
	10/2024		395	KZT	191,068	2	0
	10/2024		3,787	PLN	15,030	118	0
	10/2024		1,539	SGD	1,999	16	0
	10/2024		26,200	THB	863,912	661	0
	10/2024		621	TRY	24,376	83	0
	10/2024	UYU	12,938		$318	7	0
	11/2024	DOP	287,733		4,762	0	(7)
	11/2024	EUR	764	RON	3,824	3	0
	11/2024	JPY	5,150,000		$35,027	0	(1,031)
	11/2024	MXN	36,354		1,819	0	(11)
	11/2024		$1,324	JPY	187,174	0	(16)
	11/2024		429	TRY	17,481	63	0
	11/2024		17	TWD	531	0	0
	12/2024	DOP	211,265		$3,487	0	(6)
	12/2024	MXN	13,759		721	31	0
	12/2024		$23,087	BRL	127,205	97	0
	12/2024		4,259	DOP	258,716	10	0
	12/2024		1	KZT	584	0	0
	01/2025		1,286	TRY	53,622	126	0
	02/2025		7,729	MXN	157,370	103	0
	03/2025		2,385	PHP	133,540	1	(8)
	03/2025		3,024	TRY	144,844	566	0
	04/2025	BRL	381,300		$68,567	363	(7)
	04/2025		$1,597	COP	7,295,895	96	0
	06/2025		893	TRY	39,819	1	0
	09/2025	PHP	133,540		$2,380	9	0

IND	10/2024		$1,091	CNY	7,733	13	0
	10/2024		3,298	KRW	4,416,297	53	0
	10/2024		1,561	MYR	6,725	70	0

JPM	10/2024	BRL	85,621		$15,716	0	(1)
	10/2024	CNH	15,496		2,167	0	(48)
	10/2024	GBP	4,878		6,408	0	(113)
	10/2024	ILS	2,205		596	4	0
	10/2024	INR	68,835		819	0	(2)
	10/2024	KRW	655,757		492	0	(6)
	10/2024	NOK	16,374		1,548	0	(4)
	10/2024	SGD	2,348		1,806	0	(21)
	10/2024		$15,303	BRL	85,621	414	0
	10/2024		148	CNH	1,050	2	0
	10/2024		602	HUF	213,574	0	(4)
	10/2024		6,102	ILS	22,105	0	(171)
	10/2024		4,672	KRW	6,241,583	64	0
	10/2024		591	NZD	943	8	0
	10/2024		4,736	PLN	18,361	34	(2)
	10/2024		1,431	TRY	51,204	46	0
	10/2024		1,124	ZAR	20,522	62	0
	10/2024	ZAR	81,933		$4,535	0	(201)
	11/2024	CLP	426,163		476	2	0

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	CNH	1,047		$148	$0	$(2)
	11/2024	TRY	28,081		770	0	(7)
	11/2024	TWD	15,051		462	0	(16)
	11/2024		$1,301	AUD	1,877	0	(2)
	11/2024		1,548	NOK	16,368	4	0
	11/2024		3,845	TRY	145,712	202	0
	11/2024		3,581	TWD	115,572	88	0
	12/2024	CNH	10,935		$1,524	0	(44)
	12/2024	PEN	61		16	0	0
	12/2024		$1,083	CLP	1,019,993	50	0
	12/2024		3,957	EGP	199,147	40	(14)
	12/2024		3,511	MXN	70,131	9	0
	12/2024		4,346	TRY	163,997	107	0
	01/2025		9,281	CNH	66,670	308	0
	01/2025		114	TRY	4,923	13	0
	02/2025	CNH	7,228		$1,009	0	(33)
	02/2025		$159	UZS	2,126,625	2	0
	03/2025		412	EGP	23,546	42	0
	03/2025		81	TRY	3,940	16	0
	04/2025	BRL	2,700		$480	0	(3)
	05/2025		$1,969	TRY	87,296	87	0

MBC	10/2024	CNH	4,048		$561	0	(18)
	10/2024	EUR	1,645		1,826	0	(5)
	10/2024	NOK	648		61	0	0
	10/2024	PLN	4,885		1,281	12	0
	10/2024	SGD	759		589	0	(1)
	10/2024	TWD	65,041		2,046	0	(12)
	10/2024		$1,294	AUD	1,877	4	0
	10/2024		1,135	CHF	961	0	0
	10/2024		4,866	CNH	34,940	126	0
	10/2024		494	GBP	369	0	0
	10/2024		651	ILS	2,401	0	(7)
	10/2024		3,056	JPY	441,160	22	(8)
	10/2024		12,536	KRW	16,745,005	171	0
	10/2024		17,158	MYR	74,556	915	0
	10/2024		2,562	NOK	26,956	0	(8)
	10/2024		15,828	SGD	20,329	0	(10)
	10/2024		5,695	ZAR	102,527	231	0
	10/2024	UYU	7,142		$175	4	0
	11/2024	EUR	294	RON	1,472	1	0
	11/2024	GBP	1,378		$1,845	3	0
	11/2024	JPY	36,500		257	2	0
	11/2024	SGD	16,801		13,100	6	0
	11/2024		$9,847	CNY	69,289	66	0
	11/2024		5,272	EUR	4,705	0	(28)
	11/2024		61	NOK	647	0	0
	11/2024		3,736	PLN	14,406	16	(12)
	11/2024		3,823	TWD	122,474	65	0
	12/2024	CNH	34,157		$4,757	0	(142)
	12/2024		$1,395	CNH	9,953	33	0
	12/2024		823	MXN	16,523	7	0
	02/2025	CNH	19,343		$2,700	0	(88)
	02/2025	UGX	2,082,661		517	0	(34)
	02/2025		$1,833	EGP	108,789	295	0

MYI	10/2024	BRL	89,339		$17,454	1,070	(16)
	10/2024	EUR	17,163		19,128	23	0
	10/2024	INR	108,829		1,299	1	0
	10/2024	JPY	187,600		1,297	0	(8)
	10/2024	SGD	17,125		13,151	0	(173)
	10/2024		$16,398	BRL	89,339	1	0
	10/2024		17,516	CZK	406,583	441	0
	10/2024		96	HUF	34,498	1	0
	10/2024		1,195	ILS	4,420	3	(12)
	10/2024		1,072	JPY	164,177	75	0
	10/2024		4,766	KRW	6,374,234	71	0
	10/2024		6,103	MYR	26,527	327	0
	10/2024		475	NOK	4,996	0	(2)
	11/2024		2,410	CNH	17,213	55	0
	11/2024		2,512	TWD	78,978	0	(5)
	12/2024	MXN	174,924		$8,880	110	(11)
	12/2024		$575	MXN	11,122	0	(17)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

NGF	03/2025		$3,359	PHP	187,554	$0	$(20)
	09/2025	PHP	187,554		$3,352	22	0

RBC	11/2024		$455	JPY	64,791	0	(2)
	12/2024		515	CLP	477,646	16	0

RYL	10/2024	JPY	164,296		$1,072	0	(76)
	10/2024		$2,750	HUF	976,055	0	(17)

SCX	10/2024	CNH	4,945		$689	0	(18)
	10/2024	KRW	953,820		722	0	(2)
	10/2024	MYR	26,524		6,103	0	(327)
	10/2024	PEN	10,901		2,892	0	(48)
	10/2024	TWD	42,371		1,351	10	0
	10/2024		$4,905	CAD	6,606	0	(20)
	10/2024		591	COP	2,494,205	2	0
	10/2024		2,447	EUR	2,205	7	0
	10/2024		7,157	INR	601,482	15	0
	10/2024		2,147	KRW	2,830,273	0	0
	10/2024		1,450	PHP	81,121	0	(6)
	10/2024		512	RON	2,335	10	0
	10/2024		2,484	SGD	3,186	0	(5)
	11/2024	CNH	7,059		$974	0	(36)
	11/2024	SGD	3,181		2,484	5	0
	11/2024	TWD	38,872		1,233	0	(1)
	11/2024		$468	CNH	3,334	9	0
	11/2024		428	JPY	60,996	0	(2)
	11/2024		709	TWD	22,900	18	0
	12/2024	MXN	24,888		$1,258	9	0
	12/2024		$448	EGP	22,071	2	(7)
	03/2025		16,778	PHP	933,815	0	(153)
	09/2025	PHP	934,754		$16,758	160	0

SOG	10/2024	EUR	741	RON	3,703	3	0
	11/2024		$634	TWD	20,414	14	0
	12/2024		483	EGP	24,582	10	0

SSB	10/2024		919	CAD	1,247	3	0
	11/2024		4,959	CNH	34,975	50	0
	11/2024		1,265	GBP	944	0	(3)
	12/2024	CLP	1,072,437		$1,129	0	(63)
	12/2024	MXN	29,550		1,542	59	0
	12/2024	PEN	2,001		527	0	(12)

TOR	10/2024	CAD	7,083		5,262	25	0
	10/2024		$2,977	AUD	4,390	58	0
	12/2024		2,088	MXN	41,515	0	(4)

UAG	10/2024	CHF	1,701		$2,024	15	0
	10/2024	SGD	3,192		2,483	0	0
	10/2024		$563	AUD	828	10	0
	10/2024		871	CHF	739	2	0
	10/2024		1,076	JPY	154,100	0	(4)
	10/2024		1,613	PLN	6,266	15	0
	10/2024		2,123	TWD	67,123	1	0
	10/2024	ZAR	134,081		$7,327	0	(423)
	11/2024	CHF	736		871	0	(2)
	11/2024	JPY	153,391		1,076	4	0
	11/2024	TWD	23,485		741	0	(5)
	11/2024		$91	PLN	347	0	(1)
	11/2024		933	TWD	29,453	2	0
	12/2024	CLP	5,225,875		$5,505	0	(303)
	03/2025	BRL	3,555		624	0	(15)

Total Forward Foreign Currency Contracts						$18,640	$(9,393)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price			Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus BRL		BRL	5.430	02/06/2025	9,458	$129	$214
	Put - OTC USD versus MXN		MXN	18.800	02/06/2025	9,458	138	89

BPS	Call - OTC EUR versus USD	$		1.130	10/17/2024	10,662	25	15

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Description	Strike Price			Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC USD versus JPY		JPY	167.000	11/05/2024	1,710	$87	$1

JPM	Put - OTC USD versus ZAR		ZAR	16.875	11/20/2024	215	3	2

MBC	Put - OTC USD versus BRL		BRL	5.150	11/19/2024	4,982	25	12
	Put - OTC USD versus MXN		MXN	17.750	11/20/2024	4,982	25	2

MYI	Call - OTC USD versus JPY		JPY	168.000	10/29/2024	317	28	0
	Put - OTC USD versus ZAR		ZAR	16.875	11/20/2024	4,982	25	38

UAG	Call - OTC GBP versus USD	$		1.350	10/17/2024	9,000	28	34
	Put - OTC USD verses BRL		BRL	5.200	03/06/2025	9,977	74	96

Total Purchased Options							$587	$503

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD verses BRL	BRL	5.260	02/06/2025	18,916	$(131)	$(215)
	Put - OTC USD verses MXN	MXN	18.230	02/06/2025	18,916	(137)	(80)
	Call - OTC USD versus TRY	TRY	43.800	11/01/2024	1,425	(35)	(1)
	Call - OTC USD versus TRY		49.800	01/28/2025	3,429	(111)	(18)
	Call - OTC USD versus TRY		55.000	05/01/2025	1,424	(59)	(20)

BRC	Put - OTC USD versus TRY		34.625	10/10/2024	2,785	(28)	(21)

CBK	Put - OTC USD versus TRY		39.000	04/03/2025	2,225	(34)	(42)

DUB	Call - OTC USD versus TRY		40.385	10/28/2024	617	(62)	(1)
	Put - OTC USD versus TRY		40.385	10/28/2024	617	(62)	(90)

GLM	Put - OTC USD verses TRY		40.700	06/27/2025	4,702	(139)	(102)
	Put - OTC USD versus TRY		35.500	10/03/2024	2,042	(22)	(71)
	Call - OTC USD versus TRY		40.250	10/30/2024	624	(63)	(1)
	Put - OTC USD versus TRY		40.250	10/30/2024	624	(63)	(88)
	Call - OTC USD versus TRY		39.800	10/31/2024	310	(31)	0
	Put - OTC USD versus TRY		39.800	10/31/2024	310	(31)	(39)
	Call - OTC USD versus TRY		40.930	11/07/2024	309	(29)	(1)
	Put - OTC USD versus TRY		40.930	11/07/2024	309	(29)	(47)
	Call - OTC USD versus TRY		41.150	11/07/2024	309	(29)	(1)
	Put - OTC USD versus TRY		41.150	11/07/2024	309	(29)	(49)
	Call - OTC USD versus TRY		41.160	11/11/2024	308	(29)	(1)
	Put - OTC USD versus TRY		41.160	11/11/2024	308	(29)	(47)
	Put - OTC USD versus TRY		36.500	01/03/2025	1,417	(39)	(13)
	Put - OTC USD versus TRY		36.500	01/07/2025	1,430	(38)	(13)
	Put - OTC USD versus TRY		36.757	01/09/2025	1,436	(36)	(16)
	Call - OTC USD versus TRY		51.100	06/27/2025	4,702	(100)	(153)

UAG	Put - OTC USD verses BRL	BRL	4.925	03/06/2025	19,954	(39)	(49)
	Put - OTC USD versus TRY	TRY	38.200	02/17/2025	2,459	(37)	(46)

						$(1,471)	$(1,225)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Premiums (Received)(2)	Market Value
MYI	Call & Put - OTC USD vs MXN Forward Volatility Agreement	0.000%	10/25/2024	2,200	$0	$(4)

Total Written Options					$(1,471)	$(1,229)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.385%	$	4,600	$107	$(33)	$74	$0

BRC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.385		1,900	44	(13)	31	0
	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.422		1,200	(24)	(4)	0	(28)
	Saudi Government International Bond	(1.000)	Quarterly	06/20/2034	0.929		1,200	(11)	4	0	(7)
	Saudi Government International Bond	(1.000)	Quarterly	12/20/2034	0.950		1,110	(4)	(1)	0	(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Reference Entity	Fixed (Pay) Rate		Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
											Asset	Liability

CBK	Brazil Government International Bond	(1.000	) %	Quarterly	06/20/2029	1.385%	$	1,700	$37	$(9)	$28	$0

GST	Brazil Government International Bond	(1.000)		Quarterly	06/20/2029	1.385		2,500	56	(16)	40	0

MYC	Brazil Government International Bond	(1.000)		Quarterly	06/20/2029	1.385		800	19	(6)	13	0

									$224	$(78)	$186	$(40)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
BRC	Saudi Arabia Government International Bond	1.000%	Quarterly	12/20/2029	0.623%	$	3,950	$74	$(2)	$72	$0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.890		100	0	0	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199		3,700	(21)	3	0	(18)

GST	Israel Government International Bond	1.000	Quarterly	12/20/2024	0.841		500	1	(1)	0	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.997		2,400	3	(2)	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	1.076		400	0	0	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.758		4,300	(168)	18	0	(150)

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420		1,700	(38)	41	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.758		600	(25)	4	0	(21)
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	2.222		200	2	7	9	0

MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.758		1,500	(64)	11	0	(53)

								$(236)	$79	$85	$(242)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.435% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	12/18/2029	$5,019	PHP	280,658	$(2)	$20	$18	$0

JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.435% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	12/18/2029	263		14,700	0	1	1	0

								$(2)	$21	$19	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month MYR-KLIBOR	3.868%	Quarterly	12/20/2028	MYR	5,658	$12	$13	$25	$0

BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029		21,180	(38)	25	0	(13)

CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029		2,910	4	(6)	0	(2)

GLM	Pay	1-Year BRL-CDI	7.728	Maturity	01/04/2027	BRL	21,000	0	(379)	0	(379)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(27)	0	(27)

GST	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028	MYR	29,700	101	28	129	0

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/20/2029	MYR	6,627	$10	$(15)	$0	$(5)

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2029		5,490	(6)	(13)	0	(19)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		18,230	(31)	(9)	0	(40)

								$52	$(383)	$154	$(485)

Total Swap Agreements								$38	$(361)	$444	$(767)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$18	$0	$0	$18	$(62)	$0	$0	$(62)	$(44)	$0	$(44)
BOA	240	303	99	642	(367)	(334)	0	(701)	(59)	0	(59)
BPS	1,815	15	0	1,830	(1,307)	0	(13)	(1,320)	510	(440)	70
BRC	1,234	0	103	1,337	(520)	(21)	(40)	(581)	756	(700)	56
BSH	402	0	0	402	(413)	0	0	(413)	(11)	0	(11)
CBK	2,990	0	28	3,018	(1,701)	(42)	(20)	(1,763)	1,255	(1,460)	(205)
CIB	3	0	0	3	0	0	0	0	3	0	3
DUB	973	0	0	973	(449)	(91)	0	(540)	433	(400)	33
FAR	110	0	0	110	(261)	0	0	(261)	(151)	0	(151)
GLM	4,402	1	18	4,421	(1,427)	(642)	(406)	(2,475)	1,946	(1,620)	326
GST	0	0	170	170	0	0	(155)	(155)	15	0	15
IND	136	0	0	136	0	0	0	0	136	0	136
JPM	1,604	2	13	1,619	(694)	0	(80)	(774)	845	(910)	(65)
MBC	1,979	14	0	1,993	(373)	0	0	(373)	1,620	(1,870)	(250)
MYC	0	0	13	13	0	0	(53)	(53)	(40)	0	(40)
MYI	2,178	38	0	2,216	(244)	(4)	0	(248)	1,968	(2,020)	(52)
NGF	22	0	0	22	(20)	0	0	(20)	2	0	2
RBC	16	0	0	16	(2)	0	0	(2)	14	0	14
RYL	0	0	0	0	(93)	0	0	(93)	(93)	0	(93)
SCX	247	0	0	247	(625)	0	0	(625)	(378)	271	(107)
SOG	27	0	0	27	0	0	0	0	27	0	27
SSB	112	0	0	112	(78)	0	0	(78)	34	0	34
TOR	83	0	0	83	(4)	0	0	(4)	79	0	79
UAG	49	130	0	179	(753)	(95)	0	(848)	(669)	572	(97)

Total Over the Counter	$18,640	$503	$444	$19,587	$(9,393)	$(1,229)	$(767)	$(11,389)

(n)

Securities with an aggregate market value of $843 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$24	$24
Swap Agreements	0	2	0	0	899	901

	$0	$2	$0	$0	$923	$925

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,640	$0	$18,640
Purchased Options	0	0	0	503	0	503
Swap Agreements	0	271	0	19	154	444

	$0	$271	$0	$19,162	$154	$19,587

	$0	$273	$0	$19,162	$1,077	$20,512

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$112	$112
Swap Agreements	0	0	0	0	732	732

	$0	$0	$0	$0	$844	$844

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,393	$0	$9,393
Written Options	0	0	0	1,229	0	1,229
Swap Agreements	0	282	0	0	485	767

	$0	$282	$0	$10,622	$485	$11,389

	$0	$282	$0	$10,622	$1,329	$12,233

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$33	$33
Futures	0	0	0	0	799	799
Swap Agreements	0	(83)	0	0	579	496

	$0	$(83)	$0	$0	$1,411	$1,328

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,685	$0	$3,685
Purchased Options	0	0	0	828	0	828
Written Options	0	0	0	1,232	123	1,355
Swap Agreements	0	49	0	7,390	(97)	7,342

	$0	$49	$0	$13,135	$26	$13,210

	$0	$(34)	$0	$13,135	$1,437	$14,538

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$102	$102
Swap Agreements	0	(36)	0	0	(3,710)	(3,746)

	$0	$(36)	$0	$0	$(3,608)	$(3,644)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,486	$0	$9,486
Purchased Options	0	0	0	(349)	0	(349)
Written Options	0	0	0	(1,143)	(8)	(1,151)
Swap Agreements	0	(116)	0	(7,627)	(71)	(7,814)

	$0	$(116)	$0	$367	$(79)	$172

	$0	$(152)	$0	$367	$(3,687)	$(3,472)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$2,546	$0	$2,546
Loan Participations and Assignments	0	0	624	624
Brazil
Corporate Bonds & Notes	0	3,995	0	3,995
Loan Participations and Assignments	0	0	26	26
Sovereign Issues	0	108,150	0	108,150
Cayman Islands
Corporate Bonds & Notes	0	931	0	931
Loan Participations and Assignments	0	0	1,393	1,393
Chile
Sovereign Issues	0	16,606	0	16,606
China
Sovereign Issues	0	583	0	583
Czech Republic
Corporate Bonds & Notes	0	1,931	0	1,931
Sovereign Issues	0	1,789	0	1,789
Dominican Republic
Sovereign Issues	0	13,597	0	13,597
Ecuador
Sovereign Issues	0	2,696	0	2,696
Ghana
Sovereign Issues	0	250	0	250
Hungary
Sovereign Issues	0	2,766	0	2,766
India
Corporate Bonds & Notes	0	2,863	0	2,863
Indonesia
Corporate Bonds & Notes	0	998	0	998
Ireland
Asset-Backed Securities	0	1,330	0	1,330
Israel
Sovereign Issues	0	32,002	0	32,002
Ivory Coast
Loan Participations and Assignments	0	0	4,065	4,065
Sovereign Issues	0	1,202	0	1,202
Kazakhstan
Corporate Bonds & Notes	0	1,410	0	1,410
Luxembourg
Corporate Bonds & Notes	0	589	201	790
Malaysia
Sovereign Issues	0	7,635	0	7,635
Mexico
Sovereign Issues	0	29,876	0	29,876
Netherlands
Corporate Bonds & Notes	0	3,364	0	3,364

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Oman
Sovereign Issues	$0	$1,298	$0	$1,298
Paraguay
Sovereign Issues	0	1,487	0	1,487
Peru
Corporate Bonds & Notes	0	4,851	0	4,851
Sovereign Issues	0	8,923	0	8,923
Philippines
Sovereign Issues	0	6,289	0	6,289
Poland
Sovereign Issues	0	7,524	0	7,524
Qatar
Corporate Bonds & Notes	0	760	0	760
Romania
Sovereign Issues	0	513	0	513
Serbia
Sovereign Issues	0	965	0	965
Singapore
Corporate Bonds & Notes	0	616	0	616
Sovereign Issues	0	53,274	0	53,274
South Africa
Corporate Bonds & Notes	0	3,340	3,287	6,627
Sovereign Issues	0	14,705	0	14,705
Supranational
Corporate Bonds & Notes	0	18,154	0	18,154
Thailand
Sovereign Issues	0	187	0	187
Turkey
Loan Participations and Assignments	0	2,774	1,117	3,891
Sovereign Issues	0	6,692	0	6,692
Ukraine
Sovereign Issues	0	1,252	0	1,252
United Kingdom
Corporate Bonds & Notes	0	4,688	0	4,688
Non-Agency Mortgage-Backed Securities	0	3,511	0	3,511
United States
Asset-Backed Securities	0	6,235	0	6,235
Common Stocks	0	0	77	77
Non-Agency Mortgage-Backed Securities	0	4,610	800	5,410
Sovereign Issues	0	9,779	0	9,779
U.S. Government Agencies	0	30	0	30
Uruguay
Sovereign Issues	0	2,143	0	2,143
Uzbekistan
Corporate Bonds & Notes	0	1,724	0	1,724
Sovereign Issues	0	313	0	313

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Zambia
Sovereign Issues	$0	$1,167	$0	$1,167
Short-Term Instruments
Hungary Treasury Bills	0	23,849	0	23,849
Japan Treasury Bills	0	35,829	0	35,829
Nigeria Treasury Bills	0	3,653	0	3,653
Romania Treasury Bills	0	1,737	0	1,737
U.S. Treasury Bills	0	1,760	0	1,760

	$0	$471,741	$11,590	$483,331

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,678	$0	$0	$33,678

Total Investments	$33,678	$471,741	$11,590	$517,009

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$10	$915	$0	$925
Over the counter	0	19,587	0	19,587

	$10	$20,502	$0	$20,512

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(834)	0	(844)
Over the counter	0	(11,389)	0	(11,389)

	$(10)	$(12,223)	$0	$(12,233)

Total Financial Derivative Instruments	$0	$8,279	$0	$8,279

Totals	$33,678	$480,020	$11,590	$525,288

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(1)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,240	$0	$(625)	$7	$5	$(3)	$0	$0	$624	$(3)
Brazil
Corporate Bonds & Notes	41	0	(529)	(8)	(5)	501	0	0	0	0
Loan Participations and Assignments	0	529	0	17	0	(520)	0	0	26	(520)
Cayman Islands
Loan Participations and Assignments	0	1,400	0	0	0	(7)	0	0	1,393	(7)
Colombia
Loan Participations and Assignments	7,013	0	(6,896)	0	0	(117)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	4,439	2,871	(3,426)	16	(7)	172	0	0	4,065	184
Luxembourg
Corporate Bonds & Notes	283	0	(92)	2	1	7	0	0	201	7
South Africa
Corporate Bonds & Notes	2,979	0	0	0	0	308	0	0	3,287	308
Turkey
Loan Participations and Assignments	0	1,114	0	0	0	3	0	0	1,117	3
United States
Asset-Backed Securities	5,875	0	(1,293)	0	0	(4,569)	0	(13)	0	0
Common Stocks	77	0	0	0	0	0	0	0	77	0
Non-Agency Mortgage-Backed Securities	379	800	(51)	2	2	16	0	(348)	800	0

Totals	$22,326	$6,714	$(12,912)	$36	$(4)	$(4,209)	$0	$(361)	$11,590	$(28)

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$624	Discounted Cash Flow	Discount Rate		10.238	—
Brazil
Loan Participations and Assignments	26	Reference Instrument	Comparable Bond		0.990	—
Cayman Islands
Loan Participations and Assignments	1,393	Indicative Market Quotation	Broker Quote		99.500	—
Ivory Coast
Loan Participations and Assignments	4,065	Indicative Market Quotation	Broker Quote		99.834-100.620	100.040
Luxembourg
Corporate Bonds & Notes	201	Discounted Cash Flow	Discount Rate		8.380	—
South Africa
Corporate Bonds & Notes	3,287	Discounted Cash Flow	Discount Rate		8.860	—
Turkey
Loan Participations and Assignments	1,117	Other Valuation Techniques(2)	—		—	—
United States
Common Stocks	77	Comparable Companies	EBITDA Multiple	X	5.000	—
Non-Agency Mortgage-Backed Securities	800	Other Valuation Techniques(2)	—		—	—

Total	$11,590

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.4%

CAYMAN ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(b)	$500	$49

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049 ^(b)	1,500	49

Poinsettia Finance Ltd.
6.625% due 06/17/2031	643	574

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)	67	8

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)	67	8

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)	135	13

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)	202	19

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)	202	17

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)	99	8

Total Cayman Islands (Cost $2,716)		745

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHINA 0.0%

CORPORATE BONDS & NOTES 0.0%

Yango Justice International Ltd.
7.500% due 02/17/2025 ^(b)	$1,000	$5

Total China (Cost $990)		5

UNITED STATES 3.1%

U.S. GOVERNMENT AGENCIES 3.1%

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054	$1,600	1,538
4.500% due 11/01/2054	1,600	1,574
5.000% due 11/01/2054	1,700	1,699
5.500% due 11/01/2054	2,000	2,023

		6,834

Total United States (Cost $6,856)		6,834

Total Investments in Securities (Cost $10,562)		7,584

	SHARES
INVESTMENTS IN AFFILIATES 99.7%

UNITED STATES 96.3%

MUTUAL FUNDS (c) 96.3%

PIMCO Emerging Markets Bond Fund	6,268,816	54,915

PIMCO Emerging Markets Corporate Bond Fund	5,709,594	52,985

	SHARES	MARKET VALUE (000S)

PIMCO Emerging Markets Local Currency and Bond Fund	17,525,094	$106,552

		214,452

Total United States (Cost $210,362)		214,452

SHORT-TERM INSTRUMENTS 3.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%

PIMCO Short-Term Floating NAV Portfolio III	776,010	7,556

Total Short-Term Instruments (Cost $7,554)		7,556

Total Investments in Affiliates (Cost $217,916)		222,008

Total Investments 103.1% (Cost $228,478)		$229,592

Financial Derivative Instruments (d)(e) (0.0)% (Cost or Premiums, net $58)		(49)

Other Assets and Liabilities, net (3.1)%		(6,913)

Net Assets 100.0%		$222,630

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Institutional Class Shares of each Fund.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2024	117	$13,371	$14	$0	$(53)

Total Futures Contracts				$14	$0	$(53)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$	6,400	$161	$(149)	$12	$19	$0

Total Swap Agreements							$161	$(149)	$12	$19	$0

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$19	$19	$0	$(53)	$0	$(53)

Cash of $820 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2028	1.215%	$2,000	$(85)	$69	$0	$(16)

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420	800	(18)	19	1	0

Total Swap Agreements							$(103)	$88	$1	$(16)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BPS	$0	$0	$0	$0	$0	$0	$(16)	$(16)	$(16)	$0	$(16)
JPM	0	0	1	1	0	0	0	0	1	0	1

Total Over the Counter	$0	$0	$1	$1	$0	$0	$(16)	$(16)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$19	$19

Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

	$0	$1	$0	$0	$19	$20

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$53	$53

Over the counter
Swap Agreements	$0	$16	$0	$0	$0	$16

	$0	$16	$0	$0	$53	$69

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$383	$383

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(132)	$0	$(132)
Swap Agreements	0	13	0	0	0	13

	$0	$13	$0	$(132)	$0	$(119)

	$0	$13	$0	$(132)	$383	$264

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(78)	$(78)
Swap Agreements	0	0	0	0	(174)	(174)

	$0	$0	$0	$0	$(252)	$(252)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$133	$0	$133
Swap Agreements	0	6	0	0	0	6

	$0	$6	$0	$133	$0	$139

	$0	$6	$0	$133	$(252)	$(113)

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$745	$0	$745
China
Corporate Bonds & Notes	0	5	0	5
United States
U.S. Government Agencies	0	6,834	0	6,834

	$0	$7,584	$0	$7,584

Investments in Affiliates, at Value
United States
Mutual Funds	214,452	0	0	214,452
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,556	0	0	7,556

	$222,008	$0	$0	$222,008

Total Investments	$222,008	$7,584	$0	$229,592

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$19	$0	$19
Over the counter	0	1	0	1

	$0	$20	$0	$20

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(53)	0	(53)
Over the counter	0	(16)	0	(16)

	$0	$(69)	$0	$(69)

Total Financial Derivative Instruments	$0	$(49)	$0	$(49)

Totals	$222,008	$7,535	$0	$229,543

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.8%

AZERBAIJAN 0.2%

CORPORATE BONDS & NOTES 0.1%

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		$1,200	$1,200

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

State Oil Co. of the Azerbaijan Republic
8.229% (TSFR6M + 2.500%) due 11/26/2024 «~		1,825	1,823

Total Azerbaijan (Cost $3,020)			3,023

BRAZIL 2.8%

CORPORATE BONDS & NOTES 1.0%

Banco BTG Pactual SA
4.500% due 01/10/2025		$300	299

Banco do Brasil SA
8.500% due 07/29/2026	MXN	135,000	6,758

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	114,743	7,056

			14,113

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Oi SA
TBD% due 12/30/2050 «		$6,394	63

SOVEREIGN ISSUES 1.8%

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2031	BRL	144,100	23,899
10.000% due 01/01/2033		1,300	213

			24,112

Total Brazil (Cost $44,388)			38,288

CAYMAN ISLANDS 1.3%

ASSET-BACKED SECURITIES 0.5%

LCM Ltd.
6.624% due 04/20/2031 •		$1,499	1,500

Venture CLO Ltd.
6.674% due 04/20/2032 •		4,000	4,004

Voya CLO Ltd.
6.497% due 04/17/2030 •		926	927

			6,431

CORPORATE BONDS & NOTES 0.5%

Fish Pond Re Ltd.
8.546% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		550	561

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		119	114

Kaisa Group Holdings Ltd.
10.500% due 01/15/2025 ^(b)		4,300	148
11.250% due 04/16/2025 ^(b)		300	10
11.700% due 11/11/2025 ^(b)		4,200	144

Peru Payroll Deduction Finance Ltd.
0.000% due 11/01/2029 «(e)		1,457	1,245

Poinsettia Finance Ltd.
6.625% due 06/17/2031		2,813	2,512

Red Dorsal Finance Ltd.
5.875% due 10/12/2031		1,529	1,492

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)		134	17

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)		134	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)		$269	$26

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)		404	38

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)		405	33

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)		197	16

			6,371

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Ziraat Bank
8.026% (TSFR3M + 3.100%) due 06/15/2034 «~		4,300	4,279

Total Cayman Islands (Cost $20,670)			17,081

CHILE 4.6%

SOVEREIGN ISSUES 4.6%

Bonos de la Tesoreria de la Republica en pesos
2.300% due 10/01/2028	CLP	1,525,000	1,538
4.700% due 09/01/2030		18,870,000	20,497
5.000% due 10/01/2028		16,975,000	18,972
5.800% due 10/01/2034		6,030,000	7,081
6.000% due 04/01/2033		12,225,000	14,413
7.000% due 05/01/2034		510,000	649

Total Chile (Cost $59,406)			63,150

CHINA 1.5%

SOVEREIGN ISSUES 1.5%

China Government International Bond
2.600% due 09/01/2032	CNY	14,730	2,167
2.750% due 02/17/2032		1,780	265
2.800% due 11/15/2032		59,300	8,853
3.120% due 10/25/2052		5,900	968
3.810% due 09/14/2050		48,180	8,753

Total China (Cost $19,207)			21,006

COLOMBIA 1.4%

SOVEREIGN ISSUES 1.4%

Colombian TES
6.250% due 07/09/2036	COP	21,606,100	3,757
7.250% due 10/26/2050		1,200,400	198
9.250% due 05/28/2042		9,631,500	2,014
11.500% due 07/25/2046		54,907,400	13,669

Total Colombia (Cost $18,707)			19,638

CZECH REPUBLIC 3.3%

SOVEREIGN ISSUES 3.3%

Czech Republic Government International Bond
1.750% due 06/23/2032 (j)	CZK	211,600	8,222
2.000% due 10/13/2033 (j)		12,300	474
3.500% due 05/30/2035		73,700	3,177
3.600% due 06/03/2036		82,500	3,558
4.200% due 12/04/2036 (j)		85,700	3,916
4.500% due 11/11/2032 (j)		234,670	11,013
4.900% due 04/14/2034 (j)		299,190	14,421

Total Czech Republic (Cost $43,613)			44,781

DENMARK 0.0%
Total Denmark (Cost $0)			0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DOMINICAN REPUBLIC 3.5%

SOVEREIGN ISSUES 3.5%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	43,700	$732
13.000% due 12/05/2025		888,100	15,075

Dominican Republic International Bond
9.750% due 06/05/2026		59,600	999
10.750% due 06/01/2036		955,300	16,933
11.250% due 09/15/2035		481,100	8,812
13.625% due 02/03/2033		221,150	4,471
13.625% due 02/10/2034		63,300	1,294

Total Dominican Republic (Cost $46,988)			48,316

ECUADOR 0.5%

SOVEREIGN ISSUES 0.5%

Ecuador Government International Bond
5.000% due 07/31/2040 þ		$120	63
5.500% due 07/31/2035 þ		3,396	1,944
6.900% due 07/31/2030 þ		7,400	5,406

Total Ecuador (Cost $5,359)			7,413

GHANA 0.2%

SOVEREIGN ISSUES 0.2%

Ghana Government International Bond (5.000% Cash and 3.650% PIK)
8.650% due 02/13/2029 (a)	GHS	71,278	2,590

Ghana Government International Bond (5.000% Cash and 3.950% PIK)
8.950% due 02/11/2031 (a)		3,263	102

Ghana Government International Bond (5.000% Cash and 4.250% PIK)
9.250% due 02/08/2033 (a)		10,213	287

Total Ghana (Cost $2,632)			2,979

HUNGARY 1.3%

SOVEREIGN ISSUES 1.3%

Hungary Government International Bond
2.000% due 05/23/2029	HUF	2,808,100	6,718
3.000% due 08/21/2030		2,119,000	5,139
3.000% due 10/27/2038		731,300	1,428
6.750% due 10/22/2028		1,143,700	3,328
7.000% due 10/24/2035		273,200	816

Total Hungary (Cost $16,486)			17,429

INDIA 0.6%

CORPORATE BONDS & NOTES 0.6%

HDFC Bank Ltd.
8.100% due 03/22/2025	INR	700,000	8,349

Total India (Cost $8,458)			8,349

INDONESIA 7.0%

SOVEREIGN ISSUES 7.0%

Indonesia Government International Bond
6.375% due 04/15/2032	IDR	121,951,000	8,042
6.500% due 02/15/2031		48,541,000	3,236
6.625% due 02/15/2034		30,622,000	2,050
6.750% due 07/15/2035		252,470,000	17,047
6.875% due 04/15/2029		32,959,000	2,240
7.000% due 09/15/2030		78,608,000	5,373
7.000% due 02/15/2033		37,068,000	2,540
7.125% due 06/15/2038		86,770,000	5,976
7.125% due 06/15/2042		32,292,000	2,221
7.125% due 06/15/2043		68,502,000	4,689
7.500% due 08/15/2032		33,493,000	2,349
7.500% due 06/15/2035		126,249,000	8,949
7.500% due 05/15/2038		91,004,000	6,452
7.500% due 04/15/2040		124,610,000	8,839

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 05/15/2029	IDR	59,147,000	$4,227
8.375% due 03/15/2034		118,779,000	8,878
8.750% due 05/15/2031		18,574,000	1,378
10.500% due 08/15/2030		22,905,000	1,815

Total Indonesia (Cost $92,651)			96,301

IRELAND 0.1%

ASSET-BACKED SECURITIES 0.1%

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031	EUR	681	758

Total Ireland (Cost $826)			758

IVORY COAST 1.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Republic of Cote d’lvoire
6.672% (EUR003M + 3.000%) due 06/28/2025 «~	EUR	5,000	5,535
6.852% (EUR003M + 3.050%) due 03/07/2025 «~		7,300	8,113
8.268% (Euribor 6MO + 5.000%) due 03/19/2027 «~		1,950	2,184

			15,832

SOVEREIGN ISSUES 0.3%

Ivory Coast Government International Bond
4.875% due 01/30/2032		2,717	2,675
5.250% due 03/22/2030		800	851

			3,526

Total Ivory Coast (Cost $18,863)			19,358

KAZAKHSTAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		$2,500	2,530
10.950% due 05/06/2026	KZT	611,500	1,252

Total Kazakhstan (Cost $3,738)			3,782

		SHARES
LUXEMBOURG 0.1%

COMMON STOCKS 0.0%

Drillco Holding Lux SA «(i)		10,272	253

Forsea Holding SA «		10,634	262

			515

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.1%

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		194	201

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (a)		741	676

FORESEA Holding SA
7.500% due 06/15/2030		260	250

			1,127

Total Luxembourg (Cost $1,303)			1,642

MALAYSIA 7.8%

SOVEREIGN ISSUES 7.8%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	173,140	39,504
3.828% due 07/05/2034		8,720	2,137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.065% due 06/15/2050	MYR	19,449	$4,669
4.254% due 05/31/2035		8,030	2,030
4.457% due 03/31/2053		56,320	14,313
4.642% due 11/07/2033		8,930	2,314
4.696% due 10/15/2042		41,498	10,952
4.762% due 04/07/2037		9,554	2,523
4.893% due 06/08/2038		30,070	8,063

Malaysia Government Investment Issue
4.119% due 11/30/2034		8,320	2,085
4.291% due 08/14/2043		27,520	6,903
4.417% due 09/30/2041		34,114	8,724
5.357% due 05/15/2052		10,317	2,975

Total Malaysia (Cost $95,618)			107,192

		SHARES
MEXICO 8.7%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(c)		742,577	0

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 8.7%

Mexico Government International Bond
4.000% due 08/24/2034 (g)	MXN	340,608	16,110
7.500% due 05/26/2033		250,800	11,404
7.750% due 11/23/2034		100,000	4,552
7.750% due 11/13/2042		417,600	17,696
8.000% due 11/07/2047		364,000	15,631
8.000% due 07/31/2053		509,800	21,669
8.500% due 03/01/2029		632,000	31,310
10.000% due 11/20/2036		29,100	1,548

			119,920

Total Mexico (Cost $128,473)			119,920

OMAN 0.2%

SOVEREIGN ISSUES 0.2%

Oman Government International Bond
4.750% due 06/15/2026		$2,400	2,396

Total Oman (Cost $2,395)			2,396

PARAGUAY 0.3%

SOVEREIGN ISSUES 0.3%

Paraguay Government International Bond
7.900% due 02/09/2031	PYG	30,599,000	4,022

Total Paraguay (Cost $4,191)			4,022

PERU 6.1%

CORPORATE BONDS & NOTES 1.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	56,200	15,578

SOVEREIGN ISSUES 5.0%

Peru Government International Bond
5.350% due 08/12/2040		24,100	5,712
5.400% due 08/12/2034		24,900	6,315
6.150% due 08/12/2032		74,500	20,419
6.850% due 02/12/2042		3,800	1,055
6.900% due 08/12/2037		47,900	13,326
6.950% due 08/12/2031		21,800	6,297
7.300% due 08/12/2033		36,800	10,739
7.600% due 08/12/2039		17,700	5,217

			69,080

Total Peru (Cost $79,434)			84,658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 2.2%

SOVEREIGN ISSUES 2.2%

Philippine Government International Bond
6.500% due 05/19/2029	PHP	96,070	$1,779
8.000% due 07/19/2031		1,061,510	21,483

Philippines Government International Bond
6.250% due 01/14/2036		369,000	6,487

Total Philippines (Cost $27,667)			29,749

POLAND 4.5%

SOVEREIGN ISSUES 4.5%

Poland Government International Bond
1.750% due 04/25/2032 (j)	PLN	28,800	5,946
4.750% due 07/25/2029 (j)		22,500	5,800
5.000% due 10/25/2034		69,100	17,611
6.000% due 10/25/2033 (j)		117,600	32,325

Total Poland (Cost $57,465)			61,682

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QNB Finance Ltd.
6.900% due 01/23/2025 «	IDR	100,000	7

Total Qatar (Cost $7)			7

ROMANIA 2.7%

SOVEREIGN ISSUES 2.7%

Romania Government International Bond
4.250% due 04/28/2036	RON	56,500	10,301
4.750% due 10/11/2034		39,000	7,585
4.850% due 07/25/2029		36,200	7,584
5.000% due 02/12/2029		10,300	2,190
7.350% due 04/28/2031		29,700	6,922
7.900% due 02/24/2038		10,300	2,572

Total Romania (Cost $36,033)			37,154

SERBIA 0.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Project Mercury
0.400% - 7.688% (Euribor 6MO + 4.200%) due 08/11/2030 «~	EUR	3,400	3,886

SOVEREIGN ISSUES 0.4%

Serbia Government International Bond
4.500% due 08/20/2032	RSD	345,400	3,177
6.500% due 09/26/2033 (j)		$2,700	2,894

			6,071

Total Serbia (Cost $10,226)			9,957

SINGAPORE 0.7%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029		$1,800	1,849

SOVEREIGN ISSUES 0.6%

Singapore Government International Bond
1.875% due 10/01/2051	SGD	3,700	2,461
3.250% due 06/01/2054		7,290	6,411

			8,872

Total Singapore (Cost $9,217)			10,721

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 11.9%

CORPORATE BONDS & NOTES 2.0%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	196,700	$11,383

Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)		143,600	5,505
0.000% due 12/31/2032 (e)		363,100	5,543

Transnet SOC Ltd.
10.000% due 03/30/2029		103,000	5,710

			28,141

SOVEREIGN ISSUES 9.9%

South Africa Government International Bond
6.250% due 03/31/2036 (j)		185,500	7,922
6.500% due 02/28/2041		63,300	2,532
7.000% due 02/28/2031 (j)		137,327	7,121
7.000% due 02/28/2031		74,200	3,848
8.000% due 01/31/2030 (j)		501,050	27,998
8.250% due 03/31/2032 (j)		193,300	10,489
8.500% due 01/31/2037 (j)		459,100	23,095
8.750% due 01/31/2044		120,700	5,853
8.750% due 02/28/2048		134,700	6,526
8.875% due 02/28/2035		150,600	8,075
9.000% due 01/31/2040		636,400	32,255

			135,714

Total South Africa (Cost $167,977)			163,855

SUPRANATIONAL 6.7%

CORPORATE BONDS & NOTES 6.7%

European Investment Bank
2.875% due 11/15/2029	PLN	58,700	13,708
6.950% due 03/01/2029	INR	2,759,300	33,159

International Bank for Reconstruction & Development
4.500% due 04/15/2026	IDR	285,580,000	18,469
4.600% due 02/09/2026		222,900,000	14,472
7.050% due 07/22/2029	INR	1,045,500	12,634

Total Supranational (Cost $93,639)			92,442

TANZANIA 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

The Ministry of Finance and Planning, Government of the United Republic of Tanzania
9.225% (Euribor 6MO + 5.400%) due 04/26/2028 ~	EUR	3,200	3,535

Total Tanzania (Cost $3,751)			3,535

THAILAND 4.8%

SOVEREIGN ISSUES 4.8%

Thailand Government International Bond
2.000% due 06/17/2042	THB	71,760	1,988
2.875% due 06/17/2046		23,000	692
3.390% due 06/17/2037		214,033	7,202
3.400% due 06/17/2036		379,203	12,775
3.450% due 06/17/2043		1,169,992	39,432
4.000% due 06/17/2055		111,880	4,078

Total Thailand (Cost $55,642)			66,167

TURKEY 3.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

SOCAR Turkey Enerji AS
6.887% (Euribor 6MO + 3.450%) due 08/11/2026 ~	EUR	8,300	9,210

VakifBank
TBD% due 12/15/2028 «µ		1,600	1,787

			10,997

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.6%

Turkey Government International Bond
26.200% due 10/05/2033	TRY	557,700	$16,075
51.594% due 05/20/2026 ~		16,300	481
51.594% due 08/19/2026 ~		27,000	796
51.594% due 05/17/2028 ~		643,400	18,701

			36,053

Total Turkey (Cost $49,112)			47,050

UKRAINE 0.3%

SOVEREIGN ISSUES 0.3%

Ukraine Government International Bond
0.000% due 02/01/2030 þ(f)		$280	123
0.000% due 02/01/2034 þ(f)		1,045	357
0.000% due 02/01/2035 þ(f)		883	387
0.000% due 02/01/2036 þ(f)		736	320
0.000% due 08/01/2041 ~		100	70
1.750% due 02/01/2029 þ		529	312
1.750% due 02/01/2034 þ		1,547	690
1.750% due 02/01/2035 þ		1,441	627
1.750% due 02/01/2036 þ		1,600	688

Total Ukraine (Cost $3,499)			3,574

UNITED ARAB EMIRATES 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

NMC Healthcare LLC
11.194% (LIBOR 3MO + 6.000%) due 03/25/2027 «~	AED	9,388	2,566

Total United Arab Emirates (Cost $2,602)			2,566

UNITED KINGDOM 1.4%

CORPORATE BONDS & NOTES 1.0%

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$19,670	13,762

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Canada Square Funding PLC
5.891% due 01/17/2059 •	GBP	1,417	1,900

Rochester Financing PLC
5.680% due 12/18/2044 •		1,179	1,575

Tower Bridge Funding PLC
5.700% due 12/20/2063 •		539	721

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		0	830

			5,026

Total United Kingdom (Cost $16,389)			18,788

UNITED STATES 6.3%

ASSET-BACKED SECURITIES 1.7%

Bear Stearns Asset-Backed Securities Trust
5.471% due 03/25/2034 •		$459	471
5.809% due 08/25/2036 •		1,096	1,085

Credit-Based Asset Servicing & Securitization LLC
2.832% due 01/25/2036 þ		1,679	1,433
5.512% due 07/25/2037 •		10	6

GSAMP Trust
5.059% due 01/25/2037 •		902	544
5.269% due 12/25/2036 •		1,073	1,060

Lehman XS Trust
4.966% due 01/25/2036 þ		2,847	2,526

Merrill Lynch Mortgage Investors Trust
5.719% due 09/25/2035 •		1,822	1,795

Morgan Stanley Mortgage Loan Trust
5.449% due 12/25/2036 •		3,083	1,090

New Century Home Equity Loan Trust
5.289% due 08/25/2036 •		1,224	1,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OneMain Financial Issuance Trust
4.130% due 05/14/2035	$7,300	$7,264

Option One Mortgage Loan Trust
5.189% due 04/25/2037 •	361	243

WaMu Asset-Backed Certificates WaMu Trust
5.209% due 05/25/2037 •	4,573	4,143

		22,862

	SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(c)(i)	823,266	89

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.0%

Rio Oil Finance Trust
9.750% due 01/06/2027	276	286

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	388	346

Angel Oak Mortgage Trust
0.909% due 01/25/2066 ~	2,998	2,596

Banc of America Funding Trust
2.371% due 03/20/2036 ~	11	10

BCAP LLC Trust
4.283% due 05/26/2037 ~	2,071	1,835
5.309% due 01/25/2037 •	159	145

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	31	28
5.069% due 01/25/2035 ~	3	3

Bear Stearns ALT-A Trust
4.181% due 04/25/2037 ~	5,900	4,225
4.302% due 08/25/2036 ~	248	169

Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~	2,538	2,250
5.676% due 07/25/2046 ~	23	22
6.235% due 03/25/2034 ~	4	4

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	46	40

Countrywide Home Loan Mortgage Pass-Through Trust
4.844% due 09/25/2047 ~	14	13

Countrywide Home Loan Reperforming REMIC Trust
5.735% due 11/25/2034 •	147	133

GreenPoint Mortgage Funding Trust
5.409% due 06/25/2045 •	41	36

GSMPS Mortgage Loan Trust
5.319% due 01/25/2036 •	185	147

GSR Mortgage Loan Trust
5.600% due 11/25/2035 ~	57	30

HarborView Mortgage Loan Trust
6.031% due 08/19/2036 ~	1	1
7.123% due 10/19/2035 •	299	153

Impac CMB Trust
5.609% due 03/25/2035 •	69	67
5.730% due 01/25/2033 þ	267	270

IndyMac INDX Mortgage Loan Trust
5.329% due 02/25/2037 •	866	831
5.609% due 07/25/2045 •	102	82

JP Morgan Mortgage Trust
5.336% due 06/25/2036 ~	173	123

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	161	158

Luminent Mortgage Trust
5.329% due 12/25/2036 •	9	8

Morgan Stanley Mortgage Loan Trust
6.940% due 06/25/2036 ~	7	6

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.340% due 06/25/2036 þ	7,873	2,210

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
5.604% due 02/25/2036 ~		$90	$79
6.036% due 10/25/2037 ~		843	718

Residential Asset Securitization Trust
5.369% due 01/25/2046 •		128	35

Sequoia Mortgage Trust
5.133% due 01/20/2047 ~		16	12

Structured Adjustable Rate Mortgage Loan Trust
5.207% due 03/25/2036 ~		35	28
6.523% due 01/25/2035 •		26	24

Structured Asset Mortgage Investments Trust
5.269% due 02/25/2037 •		973	917

TBW Mortgage-Backed Trust
6.540% due 01/25/2037 þ		1,266	288

Thornburg Mortgage Securities Trust
5.789% due 06/25/2047 •		164	147

Turkeys First National Bank
7.962% due 11/15/2034 «(i)		2,200	2,200

WaMu Mortgage Pass-Through Certificates Trust
3.745% due 01/25/2037 ~		41	36
4.240% due 12/25/2036 ~		26	23
4.918% due 09/25/2036 ~		33	28
5.339% due 05/25/2034 •		183	164

Wells Fargo Mortgage-Backed Securities Trust
7.578% due 10/25/2036 ~		450	429

			21,069

SOVEREIGN ISSUES 3.1%

Colombia Government International Bond
1.000% due 11/03/2027	COP	76,934,000	16,954
1.000% due 09/18/2030		25,461,000	5,644
1.000% due 03/26/2031		81,475,000	17,145
1.000% due 06/30/2032		12,288,000	2,501

			42,244

		SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(i)		1	0

Total United States (Cost $91,279)			86,550

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 0.8%

SOVEREIGN ISSUES 0.8%

Uruguay Government International Bond
3.400% due 05/16/2045 (g)	UYU	30,051	$703
8.250% due 05/21/2031		53,100	1,179
9.750% due 07/20/2033		406,900	9,775

Total Uruguay (Cost $12,348)			11,657

UZBEKISTAN 0.4%

CORPORATE BONDS & NOTES 0.3%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$1,300	1,309
21.000% due 07/24/2027	UZS	43,460,000	3,414

			4,723

SOVEREIGN ISSUES 0.1%

Republic of Uzbekistan International Bond
16.625% due 05/29/2027		9,770,000	743

Total Uzbekistan (Cost $5,512)			5,466

ZAMBIA 0.2%

SOVEREIGN ISSUES 0.2%

Zambia Government International Bond
11.000% due 04/27/2025	ZMW	6,600	240
12.000% due 07/04/2025		19,134	695
12.000% due 05/03/2028		3,600	105
13.000% due 01/25/2031		40,252	1,019
22.000% due 01/22/2029		3,100	115
23.000% due 01/22/2031		26,200	955

Total Zambia (Cost $3,438)			3,129

SHORT-TERM INSTRUMENTS 1.0%

NIGERIA TREASURY BILLS 0.7%
27.233% due 02/25/2025 - 06/10/2025 (d)(e)	NGN	18,571,390	9,896

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
4.909% due 10/17/2024 - 12/19/2024 (d)(e)(l)(n)	$4,109	$4,079

Total Short-Term Instruments (Cost $15,072)		13,975

Total Investments in Securities (Cost $1,377,301)		1,399,506

	SHARES
INVESTMENTS IN AFFILIATES 7.3%

SHORT-TERM INSTRUMENTS 7.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%

PIMCO Short Asset Portfolio	3,421,754	33,403

PIMCO Short-Term Floating NAV Portfolio III	6,894,976	67,137

Total Short-Term Instruments (Cost $101,294)		100,540

Total Investments in Affiliates (Cost $101,294)		100,540

Total Investments 109.1% (Cost $1,478,595)		$1,500,046

Financial Derivative Instruments (k)(m) 1.0% (Cost or Premiums, net $(7,435))		13,147

Other Assets and Liabilities, net (10.1)%		(138,550)

Net Assets 100.0%		$1,374,643

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$89	$89	0.01%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	206	253	0.02
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	2,200	2,200	0.16

		$2,495	$2,542	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	5.850%	09/20/2024	TBD	(2)	PLN	(21,312)	$(5,547)
BRC	4.250	09/26/2024	TBD	(2)	CZK	(619,835)	(27,382)
	4.700	09/20/2024	TBD	(2)		$(2,546)	(2,550)
	5.850	09/20/2024	TBD	(2)	PLN	(80,865)	(21,047)
	8.200	09/20/2024	10/03/2024		ZAR	(553,093)	(32,091)
	8.450	09/20/2024	10/03/2024			(63,845)	(3,705)
GSC	5.800	02/22/2024	TBD	(2)	PLN	(23,637)	(6,355)
	5.800	02/23/2024	TBD	(2)		(14,456)	(3,886)
MBC	5.850	03/19/2024	TBD	(2)		(604)	(162)
	5.850	05/31/2024	TBD	(2)		(66,984)	(17,744)
	5.850	06/24/2024	TBD	(2)		(13,012)	(3,434)
	5.850	07/01/2024	TBD	(2)		(7,817)	(2,060)
	8.200	09/23/2024	TBD	(2)	ZAR	(128,649)	(7,460)
MEI	8.250	09/20/2024	10/04/2024			(28,689)	(1,665)

Total Reverse Repurchase Agreements							$(135,088)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(5,547)	$0	$(5,547)	$5,799	$252
BRC	0	(86,775)	0	(86,775)	88,218	1,443
GSC	0	(10,241)	0	(10,241)	10,170	(71)
JML	0	0	0	0	(380)	(380)
MBC	0	(30,860)	0	(30,860)	31,640	780
MEI	0	(1,665)	0	(1,665)	1,732	67

Total Borrowings and Other Financing Transactions	$0	$(135,088)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(33,756)	$0	$(17,483)	$(51,239)
Sovereign Issues	0	(3,705)	0	(80,144)	(83.849)

Total Borrowings	$0	$(37,461)	$0	$(97,627)	$(135,088)

Payable for reverse repurchase agreements					$(135,088)

(j)	Securities with an aggregate market value of $138,641 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(143,058) at a weighted average interest rate of 6.518%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2024	697	$51,647	$(75)	$0	$(57)
Euro-Bund 10-Year Bond December Futures	12/2024	23	3,454	57	11	0
U.S. Treasury 2-Year Note December Futures	12/2024	1,107	230,524	482	0	(415)
U.S. Treasury 5-Year Note December Futures	12/2024	262	28,789	29	0	(96)
U.S. Treasury 10-Year Note December Futures	12/2024	106	12,114	12	0	(48)
U.S. Treasury 10-Year Ultra December Futures	12/2024	19	2,248	(9)	0	(10)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	21	2,795	(34)	0	(16)

				$462	$11	$(642)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2024	5	$(621)	$7	$4	$0

Total Futures Contracts				$469	$15	$(642)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2026	0.853%	$100	$1	$(1)	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.944	4,900	54	(47)	7	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2027	1.047	200	2	(2)	0	0	0

						$57	$(50)	$7	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	(1.000)%	Quarterly	06/20/2029	$81,900	$(1,728)	$(152)	$(1,880)	$0	$0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029	103,600	(2,341)	(7)	(2,348)	7	0

					$(4,069)	$(159)	$(4,228)	$7	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	71,500	$687	$(111)	$576	$0	$(65)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2027		35,200	233	(99)	134	0	(26)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		64,300	1,909	(517)	1,392	0	(34)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		58,700	(436)	427	(9)	9	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		14,400	(221)	51	(170)	0	(6)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		6,400	(21)	83	62	0	(5)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		13,800	315	(394)	(79)	57	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.621	Semi-Annual	12/20/2028	INR	663,660	(36)	(138)	(174)	4	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030		10,260	(1)	1	0	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.025%	Semi-Annual	12/18/2034	INR	786,000	$(24)	$49	$25	$11	$0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2035		1,733,770	(117)	193	76	20	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028	SGD	30,440	(421)	(537)	(958)	0	(15)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		49,080	49	(826)	(777)	0	(27)
Pay	1-Day THB-THOR Compounded-OIS	2.770	Quarterly	12/20/2028	THB	77,500	0	73	73	0	0
Receive(6)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030		2,188,950	90	152	242	0	(25)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	12/18/2025	$	2,400	14	(2)	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.455	Annual	06/30/2026		234,900	0	(3,611)	(3,611)	376	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/19/2027		26,000	(611)	55	(556)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		49,200	1,148	(798)	350	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		40,600	93	(321)	(228)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		237,393	(5,916)	9,908	3,992	0	(581)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		95,900	1,500	(3,113)	(1,613)	265	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		96,300	(1,227)	(1,267)	(2,494)	265	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,500	(137)	927	790	0	(76)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2030		29,600	1,273	(116)	1,157	0	(72)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,100	(14)	41	27	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		42,300	905	(1,944)	(1,039)	119	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		19,960	(433)	433	0	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		790	1	(19)	(18)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	(22)	(25)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	(26)	(18)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	(29)	(17)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	(12)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	(127)	(136)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		48,520	1,815	(3,336)	(1,521)	147	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	(89)	(95)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(83)	(88)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,500	(11)	(141)	(152)	10	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		49,150	932	980	1,912	0	(145)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2035		15,900	1,085	(117)	968	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	17	18	35	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	47	56	103	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,600	109	(65)	44	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		25,050	1,596	(2,374)	(778)	101	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,600	18	(86)	(68)	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/19/2055		11,300	(1,179)	175	(1,004)	41	0
Pay	1-Year BRL-CDI	10.660	Maturity	01/02/2025	BRL	611,400	0	(19)	(19)	0	(3)
Receive	1-Year BRL-CDI	10.710	Maturity	01/02/2025		804,100	0	2	2	4	0
Pay	1-Year BRL-CDI	10.811	Maturity	01/02/2025		196,270	(69)	(202)	(271)	0	(1)
Receive	1-Year BRL-CDI	11.868	Maturity	01/02/2025		33,540	32	(2)	30	0	0
Receive	1-Year BRL-CDI	11.893	Maturity	01/02/2025		37,000	32	(2)	30	0	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026		259,400	(11)	(1,490)	(1,501)	0	(23)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		12,690	8	74	82	1	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		156,500	(237)	886	649	14	0
Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		210,800	476	(1,184)	(708)	0	(19)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		245,300	(2,421)	(6,983)	(9,404)	0	(53)
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(558)	(508)	0	(13)
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	2,178	2,241	52	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(756)	(756)	0	(18)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		75,600	0	(615)	(615)	0	(15)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		68,800	0	(555)	(555)	0	(14)
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		116,900	0	961	961	24	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		96,900	0	(803)	(803)	0	(20)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		129,700	0	(1,042)	(1,042)	0	(26)
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027		214,200	(187)	(1,810)	(1,997)	0	(43)
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		49,450	0	(320)	(320)	0	(10)
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		49,450	0	(318)	(318)	0	(10)
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		66,900	0	(348)	(348)	0	(13)
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	74	(494)	(420)	0	(12)
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		137,300	0	661	661	27	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	(113)	280	167	7	0
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	470	(1,208)	(738)	0	(30)
Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027		227,600	0	922	922	45	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		104,900	0	405	405	21	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		113,500	0	(419)	(419)	0	(23)
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	359	(658)	(299)	0	(16)
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		96,200	0	312	312	19	0
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	97	(1,236)	(1,139)	0	(30)
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		83,900	0	185	185	17	0
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		66,300	0	137	137	13	0

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	11.600%	Maturity	01/04/2027	BRL	139,600	$0	$238	$238	$28	$0
Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027		162,200	0	276	276	32	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		210,100	0	259	259	42	0
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028		43,600	0	119	119	13	0
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028		43,600	0	116	116	13	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		51,000	0	(114)	(114)	0	(15)
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		68,500	(230)	(551)	(781)	0	(26)
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	1	(38)	(37)	0	(1)
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		51,300	0	(194)	(194)	0	(19)
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		97,000	0	(338)	(338)	0	(35)
Pay	1-Year BRL-CDI	11.655	Maturity	01/02/2029		155,200	0	(445)	(445)	0	(56)
Pay	1-Year BRL-CDI	11.730	Maturity	01/02/2029		58,600	0	(161)	(161)	0	(21)
Receive	1-Year BRL-CDI	12.243	Maturity	01/02/2029		123,300	0	55	55	44	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	36	36	8	0
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		76,800	0	(87)	(87)	0	(23)
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	73,700	(218)	766	548	0	(103)
Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	123,900	(229)	(242)	(471)	17	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		741,430	1,340	946	2,286	6	(121)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/04/2026	COP	62,555,000	0	(158)	(158)	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/05/2026		32,313,000	0	(87)	(87)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026		9,001,000	0	(24)	(24)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		17,916,600	0	(48)	(48)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		8,967,200	0	(28)	(28)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026		41,755,100	0	129	129	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	8.653	Quarterly	04/11/2026		25,340,400	0	84	84	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.860	Quarterly	04/12/2026		30,589,000	0	127	127	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.920	Quarterly	04/12/2026		30,589,000	0	134	134	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	04/15/2026		16,539,400	0	82	82	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	06/17/2026		86,840,700	0	(422)	(422)	8	0
Pay	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	06/20/2026		31,103,400	0	147	147	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		51,160,000	0	219	219	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		30,026,100	370	23	393	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		13,577,000	0	(23)	(23)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028		13,847,600	213	0	213	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		11,342,500	(49)	(52)	(101)	1	0
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029		34,958,000	(7)	20	13	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029		50,802,100	0	440	440	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	04/26/2029		54,068,000	0	(582)	(582)	11	0
Pay	3-Month COP-IBR Compounded-OIS	8.085	Quarterly	05/16/2029		30,805,200	0	259	259	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.910	Quarterly	05/17/2029		37,372,100	0	(255)	(255)	9	0
Receive	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	05/31/2029		32,868,700	0	(370)	(370)	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.415	Quarterly	06/04/2029		46,829,800	0	(556)	(556)	11	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	06/12/2029		25,387,200	0	(202)	(202)	6	0
Pay	3-Month COP-IBR Compounded-OIS	8.168	Quarterly	06/17/2029		24,098,800	0	235	235	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	8.090	Quarterly	06/21/2029		9,863,500	0	(90)	(90)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.155	Quarterly	06/24/2029		18,927,300	0	(184)	(184)	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	07/05/2029		16,000,000	0	141	141	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		77,771,500	0	389	389	0	(21)
Receive	3-Month COP-IBR Compounded-OIS	8.010	Quarterly	07/30/2029		8,539,500	0	(65)	(65)	2	0
Pay	3-Month COP-IBR Compounded-OIS	7.390	Quarterly	09/05/2029		30,014,800	0	65	65	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		14,352,800	0	33	33	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.105	Quarterly	09/26/2029		13,386,000	0	(4)	(4)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	09/26/2029		15,068,000	0	1	1	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	7.170	Quarterly	09/27/2029		12,807,100	0	5	5	0	(4)
Pay(6)	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029		39,060,000	0	(12)	(12)	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		2,958,600	(24)	(3)	(27)	1	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,326	11	1,337	11	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	527	(1)	526	4	0
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	108	(11)	97	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		14,268,750	(63)	(16)	(79)	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		13,200,000	0	(32)	(32)	4	0
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		13,275,200	0	(39)	(39)	4	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		12,195,800	0	(47)	(47)	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		11,596,300	0	(26)	(26)	3	0
Pay	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	09/30/2031		27,042,400	7	35	42	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	(6)	(53)	5	0
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	37,300	(322)	(63)	(385)	0	(47)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		600	(1)	14	13	2	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		2,200	(3)	57	54	6	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	3	3	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(5)	(5)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month EUR-EURIBOR	2.248%	Annual	09/30/2029	EUR	9,000	$(9)	$21	$12	$23	$0
Pay(6)	3-Month EUR-EURIBOR	2.235	Annual	10/07/2029		44,800	18	35	53	81	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		8,700	133	35	168	28	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		900	(3)	35	32	5	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		57,275	441	555	996	335	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		17,224	141	(143)	(2)	0	(178)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028	ILS	25,800	(1)	79	78	11	0
Pay	3-Month ILS-TELBOR	3.792	Annual	11/06/2028		12,400	53	(9)	44	0	(6)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/10/2029		47,200	0	(57)	(57)	0	(25)
Pay	3-Month ILS-TELBOR	4.130	Annual	09/10/2029		28,200	0	(24)	(24)	0	(15)
Pay	3-Month ILS-TELBOR	4.180	Annual	09/11/2029		23,700	0	(6)	(6)	0	(13)
Pay	3-Month ILS-TELBOR	4.161	Annual	09/12/2029		23,460	0	(11)	(11)	0	(13)
Pay	3-Month ILS-TELBOR	4.073	Annual	09/13/2029		12,300	0	(19)	(19)	0	(7)
Pay	3-Month ILS-TELBOR	4.080	Annual	09/13/2029		7,200	0	(10)	(10)	0	(4)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029		15,800	0	(19)	(19)	0	(9)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		5,400	1	(3)	(2)	0	(3)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		6,300	0	(8)	(8)	0	(3)
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		2,600	0	1	1	0	(1)
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		11,500	0	1	1	0	(6)
Pay	3-Month ILS-TELBOR	4.260	Annual	09/23/2029		7,100	0	5	5	0	(4)
Pay	3-Month ILS-TELBOR	4.280	Annual	09/23/2029		4,300	0	4	4	0	(2)
Pay	3-Month ILS-TELBOR	4.315	Annual	09/24/2029		14,000	0	19	19	0	(8)
Pay(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2027	KRW	116,094,350	530	39	569	19	0
Pay	3-Month KRW-KORIBOR	3.820	Quarterly	12/20/2028		12,717,100	0	412	412	8	0
Receive(6)	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	604,400	(9)	10	1	9	(22)
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026	ZAR	94,500	0	(75)	(75)	0	(3)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	(362)	191	(171)	6	0
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	(183)	(535)	0	(7)
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		128,300	100	206	306	7	0
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	(232)	(335)	0	(8)
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	(66)	(72)	0	(2)
Receive	3-Month ZAR-JIBAR	8.070	Quarterly	11/30/2028		131,600	4	(215)	(211)	0	(7)
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	01/31/2030		263,400	0	303	303	11	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		109,600	(63)	298	235	5	0
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	01/31/2030		54,100	(36)	(122)	(158)	0	(3)
Receive	3-Month ZAR-JIBAR	8.695	Quarterly	01/31/2030		20,560	(16)	(46)	(62)	0	(1)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		32,700	(26)	(74)	(100)	0	(2)
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		61,400	(54)	(139)	(193)	0	(3)
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		61,000	(67)	(138)	(205)	0	(3)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		35,600	28	40	68	1	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	4,399,100	1	(18)	(17)	1	0
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		23,512,800	121	(224)	(103)	6	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		23,540,000	0	416	416	0	(7)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	(293)	198	6	0
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	(11)	(39)	1	0
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	(24)	(92)	2	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	(45)	(249)	3	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(427)	(91)	(518)	5	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	(30)	(158)	2	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	124	211	0	(3)
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		4,076,800	2	125	127	0	(4)
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	56	(51)	5	2	0
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	(22)	(68)	(90)	2	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		2,681,300	(93)	(47)	(140)	3	0
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		255,800	(6)	(9)	(15)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		9,480,000	0	328	328	0	(16)
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	(132)	(2,135)	(2,267)	43	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	(77)	(45)	(122)	5	0
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		3,525,300	0	(1)	(1)	2	0
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	(63)	(52)	(115)	6	0
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	(46)	(34)	(80)	4	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	(343)	(145)	(488)	13	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	(92)	(35)	(127)	3	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	(896)	(333)	(1,229)	28	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	(349)	(113)	(462)	9	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	84	64	148	0	(6)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	102	119	221	0	(13)
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		1,050,300	(2)	23	21	0	(3)
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		5,540,500	(51)	216	165	0	(15)
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		5,249,900	0	267	267	0	(14)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		5,158,800	0	285	285	0	(14)

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	6-Month CLP-CHILIBOR	5.750%	Annual	05/13/2034	CLP	3,609,000	$0	$3	$3	$0	$(1)
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		5,759,000	0	(373)	(373)	16	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		3,768,300	0	227	227	0	(11)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	465	233	698	10	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		308,100	411	516	927	11	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	344	404	11	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	1,024	1,024	27	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		140,600	0	(219)	(219)	0	(6)
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(311)	(310)	0	(11)
Receive	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		320,500	0	(222)	(222)	0	(24)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	565	1,124	33	0
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		364,200	(2)	(585)	(587)	0	(56)
Receive	6-Month CZK-PRIBOR	3.528	Annual	07/29/2034		114,700	0	(87)	(87)	0	(20)
Receive	6-Month CZK-PRIBOR	3.566	Annual	07/30/2034		44,300	0	(40)	(40)	0	(8)
Receive	6-Month CZK-PRIBOR	3.475	Annual	07/31/2034		44,300	0	(25)	(25)	0	(8)
Receive	6-Month CZK-PRIBOR	3.445	Annual	08/01/2034		74,700	0	(34)	(34)	0	(13)
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030	EUR	18,300	(754)	(213)	(967)	0	(64)
Receive	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,800	(230)	(161)	(391)	0	(20)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		2,000	(8)	(170)	(178)	0	(11)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		1,000	(4)	(98)	(102)	0	(6)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(51)	(53)	0	(3)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		1,700	(7)	(142)	(149)	0	(10)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		2,200	(8)	(170)	(178)	0	(13)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,600	(6)	(112)	(118)	0	(9)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		2,800	(11)	(191)	(202)	0	(17)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		2,800	(10)	(170)	(180)	0	(17)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,600	(5)	(101)	(106)	0	(9)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		2,700	(10)	(98)	(108)	0	(16)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		1,400	(4)	79	75	8	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	5	5	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		1,300	(4)	(28)	(32)	0	(7)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		5,300	552	105	657	58	0
Receive	6-Month HUF-BBR	13.550	Annual	12/12/2024	HUF	3,983,900	(532)	(582)	(1,114)	0	(2)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(983)	415	(568)	1	0
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(1,283)	344	(939)	10	0
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,376,280	(797)	1,028	231	21	0
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(5)	(2,529)	(2,534)	0	(12)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	254	758	6	0
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	(123)	(114)	0	(5)
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(61)	(61)	0	(2)
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		941,300	0	(94)	(94)	0	(4)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(946)	46	(900)	11	0
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	(211)	(211)	0	(4)
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025	PLN	39,700	588	(65)	523	3	0
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026		7,500	22	40	62	1	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	(308)	0	(308)	0	0
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		155,800	(121)	1,629	1,508	0	(8)
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	(294)	(477)	2	0
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	122	(342)	5	0
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	131	(684)	4	0
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	2	(13)	0	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	(226)	(317)	0	(8)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		49,600	(21)	(299)	(320)	0	(8)
Pay	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	319	307	15	0
Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	221	221	7	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	294	294	8	0
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	196	196	7	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	584	593	15	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	169	169	4	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	698	677	18	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		53,500	0	431	431	22	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		18,300	0	98	98	7	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		17,600	0	74	74	7	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		16,100	0	22	22	0	(6)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		23,800	0	(3)	(3)	0	(9)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		29,100	0	(13)	(13)	0	(11)
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		19,600	949	(99)	850	0	(7)
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		12,000	322	(68)	254	0	(7)
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	(152)	(318)	0	(13)
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	(306)	(685)	0	(25)
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	(148)	(186)	0	(14)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	9.295%	Lunar	10/30/2028	MXN	41,400	$22	$28	$50	$0	$(4)
Receive	28-Day MXN-TIIE	8.510	Lunar	03/01/2029		197,300	0	34	34	20	0
Receive	28-Day MXN-TIIE	8.940	Lunar	08/17/2034		213,800	0	(184)	(184)	40	0
Receive	28-Day MXN-TIIE	8.920	Lunar	08/28/2034		159,200	0	(118)	(118)	30	0
Receive	28-Day MXN-TIIE	8.600	Lunar	09/18/2034		40,700	0	13	13	8	0
Pay(6)	CAONREPO	3.750	Annual	03/19/2027	CAD	900	16	(1)	15	1	0
Receive(6)	CAONREPO	3.250	Annual	03/19/2030		34,200	(848)	28	(820)	0	(70)
Pay(6)	CAONREPO	3.500	Annual	03/19/2035		33,800	1,483	(74)	1,409	101	0
Receive(6)	CAONREPO	3.500	Annual	03/19/2055		6,100	(491)	28	(463)	0	(40)

							$(996)	$(20,883)	$(21,879)	$3,553	$(3,240)

Total Swap Agreements							$(5,008)	$(21,092)	$(26,100)	$3,560	$(3,241)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$15	$3,560	$3,575	$0	$(642)	$(3,241)	$(3,883)

(l)

Securities with an aggregate market value of $618 and cash of $38,064 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CNH	33,636		$4,699	$0	$(108)
	03/2025		$7,208	PHP	402,423	0	(44)
	09/2025	PHP	403,237		$7,208	48	0

BOA	10/2024	AUD	9,346		6,276	0	(185)
	10/2024	COP	28,353,037		6,786	46	0
	10/2024	CZK	149,246		6,478	7	(120)
	10/2024	IDR	35,695,044		2,313	0	(35)
	10/2024	ILS	1,733		460	0	(5)
	10/2024	MYR	5,661		1,304	0	(68)
	10/2024	PHP	85,407		1,534	13	0
	10/2024	SGD	2,525		1,943	0	(22)
	10/2024		$6,773	COP	28,353,037	0	(44)

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$7,747	HUF	2,781,059	$40	$0
	10/2024		1,851	IDR	28,650,889	33	0
	10/2024		2,369	INR	198,190	0	(6)
	10/2024		192	KRW	256,222	3	0
	10/2024		3,548	MYR	15,491	207	0
	10/2024		2,303	PLN	8,957	23	0
	10/2024		1,475	RON	6,729	30	0
	10/2024		5,097	SGD	6,649	76	0
	10/2024	ZAR	221,894		$12,484	0	(342)
	11/2024	EUR	474	RON	2,372	1	0
	11/2024	TRY	24,850		$628	0	(75)
	11/2024		$7,548	CNH	53,221	73	0
	11/2024		6,961	SGD	8,898	0	(27)
	11/2024	ZMW	23,119		$836	0	(30)
	12/2024	CLP	951		1	0	0
	12/2024	EGP	132		2	0	(1)
	12/2024	PEN	284		75	0	(2)
	01/2025	TRY	69,521		1,597	0	(197)
	02/2025	CNH	16,413		2,298	0	(67)
	02/2025	MXN	28,967		1,452	10	0
	02/2025		$1,162	BRL	6,725	51	0
	02/2025		1,452	MXN	29,098	0	(3)
	05/2025	TRY	33,322		$713	0	(76)

BPS	10/2024	BRL	650,177		116,690	0	(2,659)
	10/2024	CAD	9,398		6,975	26	0
	10/2024	CNH	115,149		16,111	0	(344)
	10/2024	CNY	3,149		445	0	(5)
	10/2024	EUR	391	RON	1,952	1	0
	10/2024		10,870		$12,118	18	0
	10/2024	GBP	1,759		2,311	0	(41)
	10/2024	HUF	485,959		1,336	0	(25)
	10/2024	INR	878,614		10,494	18	0
	10/2024	JPY	397,204		2,759	0	(5)
	10/2024	KRW	4,657,378		3,497	0	(37)
	10/2024	MYR	80,964		19,408	2	(221)
	10/2024	NZD	12,754		7,938	0	(165)
	10/2024	PLN	15,568		4,063	18	0
	10/2024	SEK	13,017		1,275	0	(7)
	10/2024	THB	80,590		2,497	0	(10)
	10/2024	TWD	67,335		2,127	6	(10)
	10/2024		$119,222	BRL	650,177	127	0
	10/2024		15,436	CAD	20,794	0	(61)
	10/2024		22,780	CNH	163,714	615	0
	10/2024		14,236	CNY	100,677	144	0
	10/2024		3,815	COP	16,046,664	0	(11)
	10/2024		31,412	EUR	28,257	85	(42)
	10/2024		3,337	GBP	2,535	52	0
	10/2024		15,999	HUF	5,759,815	129	0
	10/2024		148	ILS	550	0	(1)
	10/2024		13,093	INR	1,097,225	0	(11)
	10/2024		1,804	KRW	2,390,252	10	0
	10/2024		1,286	TWD	40,647	0	0
	11/2024	CNH	48,825		$7,002	11	0
	11/2024	TWD	6,003		188	0	(2)
	11/2024		$6,913	CAD	9,340	0	(1)
	11/2024		15,333	CNH	109,204	305	0
	11/2024		5,934	CNY	41,977	71	0
	11/2024		1,274	JPY	180,668	0	(11)
	11/2024		4,063	PLN	15,579	0	(18)
	11/2024		4,145	TWD	130,807	8	0
	12/2024	CNH	211,382		$29,366	0	(954)
	12/2024	PEN	329		87	0	(2)
	12/2024		$4,177	CNH	29,955	120	0
	12/2024		4,331	COP	18,404,117	18	(16)
	12/2024		1,603	EGP	78,228	0	(33)
	12/2024		13,647	MXN	269,877	66	(162)
	01/2025	CNH	189,484		$26,419	0	(840)
	01/2025		$92,417	BRL	519,519	1,903	0
	01/2025		6,835	CNH	49,071	228	0
	02/2025	BRL	6,714		$1,162	0	(49)
	02/2025		$20,293	CNH	145,482	674	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	95

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2025		$1,672	BRL	9,534	$40	$0
	04/2025		8,306		48,100	298	0
	05/2029	KWD	7,247		$24,915	564	0
	07/2029		806		2,774	64	0

BRC	10/2024	AUD	13,308		9,065	0	(136)
	10/2024	CLP	4,760,263		5,229	7	(70)
	10/2024	CNH	15,470		2,150	0	(61)
	10/2024	CZK	3,618		160	0	0
	10/2024	MYR	13,328		3,133	0	(98)
	10/2024	NOK	41,200		3,862	0	(43)
	10/2024	RON	4,212		925	0	(17)
	10/2024	TRY	45,300		1,165	0	(157)
	10/2024		$3,566	AUD	5,182	17	0
	10/2024		5,230	CLP	4,760,263	71	(7)
	10/2024		4,088	CZK	94,141	73	(3)
	10/2024		12,274	GBP	9,304	165	0
	10/2024		2,710	HUF	960,650	0	(20)
	10/2024		21,567	MYR	93,761	1,162	0
	10/2024		4,146	NZD	6,670	91	0
	10/2024		6,890	PLN	26,450	0	(21)
	10/2024		39,434	RON	179,459	706	0
	10/2024		962	RSD	101,259	2	0
	10/2024		1,286	SEK	13,014	0	(5)
	10/2024		4,750	TRY	169,360	147	0
	10/2024		13	ZAR	237	1	0
	11/2024	AUD	5,182		$3,568	0	(17)
	11/2024	EUR	3,628	RON	18,146	13	0
	11/2024	NZD	1,581		$999	0	(6)
	11/2024	SEK	12,993		1,286	5	0
	11/2024	TRY	9,645		256	0	(10)
	11/2024		$28,010	CNH	195,195	0	(57)
	11/2024		329	JPY	46,897	0	(2)
	11/2024		4	PLN	14	0	0
	11/2024		13,190	TRY	486,739	257	(3)
	12/2024	CLP	12,044,983		$12,909	0	(477)
	12/2024	TRY	115,192		3,070	0	(45)
	12/2024		$3,071	TRY	115,536	42	0
	01/2025	TRY	169,941		$4,076	0	(401)
	01/2025		$1,283	TRY	55,939	161	0
	02/2025	CNH	29,673		$4,142	0	(135)
	02/2025		$2,298	CNH	16,404	66	0
	04/2025	TRY	54,307		$1,185	0	(134)
	05/2025		$713	TRY	33,322	76	0

BSH	10/2024	BRL	25,236		$4,569	0	(63)
	10/2024	CLP	768,522		841	0	(13)
	10/2024	PEN	4,039		1,076	0	(13)
	10/2024		$4,632	BRL	25,236	0	0
	10/2024		2,571	CLP	2,309,713	0	(3)
	11/2024	CLP	619,540		$690	1	0
	12/2024	PEN	1,122		296	0	(7)

CBK	10/2024	BRL	5,503		1,009	0	(1)
	10/2024	CAD	8,984		6,673	30	0
	10/2024	CNH	261,122		36,838	0	(475)
	10/2024	GBP	2,733		3,654	0	0
	10/2024	ILS	2,265		610	2	0
	10/2024	INR	2,256,480		26,829	0	(75)
	10/2024	KRW	4,756,064		3,635	26	0
	10/2024	PEN	9,920		2,640	0	(35)
	10/2024	PHP	2,390,257		42,814	251	0
	10/2024	RON	16,120		3,602	0	(4)
	10/2024	THB	1,098,110		33,334	0	(793)
	10/2024	TRY	95,445		2,637	0	(129)
	10/2024	TWD	90,571		2,894	27	0
	10/2024		$11,276	AUD	16,563	175	0
	10/2024		1,010	BRL	5,503	0	0
	10/2024		57,068	CNY	403,905	616	0
	10/2024		4,828	COP	21,059,736	178	0
	10/2024		13,360	GBP	10,007	31	(12)
	10/2024		11,113	IDR	172,457,094	228	0
	10/2024		1,853	ILS	6,834	0	(19)

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$20,018	INR	1,677,072	$0	$(22)
	10/2024		417	KRW	558,140	6	0
	10/2024		566	KZT	273,540	2	0
	10/2024		2,359	PHP	132,048	0	(8)
	10/2024		1,772	PLN	6,854	8	0
	10/2024		33,110	THB	1,089,748	789	0
	10/2024		6,995	TWD	221,252	10	0
	10/2024		370	UYU	15,547	3	0
	10/2024		14,182	ZAR	259,390	811	0
	10/2024	ZAR	300,802		$16,725	0	(662)
	11/2024	CLP	3,679,445		4,110	20	0
	11/2024	CNH	145,126		20,647	2	(137)
	11/2024	EUR	6,277		7,033	36	0
	11/2024	PEN	10,377		2,771	0	(26)
	11/2024	TWD	130,659		4,137	0	(11)
	11/2024		$1,009	BRL	5,522	1	0
	11/2024		39,498	CNH	279,763	565	0
	11/2024		1,151	CNY	8,088	7	0
	11/2024		3,737	COP	15,814,213	2	0
	12/2024	COP	48,570,952		$11,415	8	(29)
	12/2024	EGP	7,740		120	0	(36)
	12/2024	MXN	205,079		10,259	37	(71)
	12/2024	PEN	7,987		2,097	0	(56)
	12/2024		$38,794	CNH	279,422	1,286	0
	12/2024		6,157	COP	25,856,442	0	(69)
	12/2024		1,677	EGP	82,542	11	(32)
	12/2024		1,866	KZT	908,441	0	(2)
	12/2024		2,928	MXN	58,735	20	0
	12/2024		3,865	PEN	14,546	56	0
	01/2025	CNH	78,711		$10,963	0	(358)
	01/2025		$4,346	CNH	31,026	117	0
	01/2025		4,828	COP	21,281,824	173	0
	01/2025		4,005	PEN	15,091	61	0
	02/2025	CNH	42,139		$5,882	0	(191)
	02/2025	UGX	1,979,824		476	0	(47)
	03/2025		$2,333	UYU	100,062	15	0
	04/2025		4,828	COP	21,653,580	198	0
	04/2025		1,185	TRY	54,222	132	0
	10/2025		2,391	COP	11,648,952	253	0

DUB	10/2024	MYR	49,670		$11,442	0	(599)
	10/2024	PEN	93,178		24,725	0	(406)
	10/2024	PLN	19,279		5,029	20	0
	10/2024		$396	KRW	527,921	5	0
	10/2024		445	KZT	215,479	3	0
	10/2024		3,548	MYR	15,491	207	0
	10/2024		13,250	PLN	51,124	52	(25)
	10/2024		32,386	THB	1,076,292	1,063	0
	10/2024		653	TRY	26,363	97	0
	10/2024	ZAR	5,300		$303	0	(3)
	11/2024	JPY	588,326		4,167	54	0
	11/2024		$5,029	PLN	19,293	0	(20)
	11/2024		1,820	TRY	67,708	75	0
	11/2024	ZMW	23,244		$836	0	(35)
	12/2024	MXN	308,639		15,590	98	0
	02/2025	PEN	21,654		5,783	0	(51)
	02/2025	PKR	178,500		607	0	(22)
	02/2025	UGX	6,194,316		1,526	0	(112)
	02/2025		$14,334	MXN	289,995	96	0
	02/2025		595	PKR	178,500	35	0
	03/2025		2,615	EGP	149,709	275	0
	03/2025		853	TRY	40,575	153	0

FAR	10/2024	AUD	12,778		$8,783	0	(51)
	10/2024	BRL	27,401		5,029	0	0
	10/2024	CLP	2,380,132		2,559	0	(88)
	10/2024		$4,960	BRL	27,401	70	0
	10/2024		28,378	EUR	25,378	0	(129)
	10/2024		2,343	NZD	3,728	25	0
	11/2024	EUR	25,378		$28,417	129	0
	11/2024	NZD	3,728		2,343	0	(25)
	11/2024	PEN	18,165		4,848	0	(50)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	97

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024		$8,787	AUD	12,777	$51	$0
	12/2024	CLP	2,902,648		$3,049	0	(177)
	12/2024	PEN	28,096		7,401	0	(172)

GLM	10/2024	BRL	91,173		16,533	0	(203)
	10/2024	DOP	1,096,751		18,364	142	0
	10/2024	IDR	22,806,992		1,508	8	0
	10/2024	INR	209,266		2,488	0	(7)
	10/2024	RON	94,060		20,835	0	(204)
	10/2024	THB	1,086,763		33,255	0	(519)
	10/2024		$16,620	BRL	91,173	116	0
	10/2024		25,300	CNH	181,668	659	0
	10/2024		8,559	DOP	514,943	0	(2)
	10/2024		1,073	KZT	519,258	5	0
	10/2024		13,495	PLN	53,561	421	0
	10/2024		66,637	THB	2,197,366	1,684	0
	10/2024		1,825	TRY	71,665	245	0
	10/2024	UYU	38,537		$946	22	0
	11/2024	DOP	591,447		9,789	0	(17)
	11/2024	EUR	3,906	RON	19,535	13	0
	11/2024	MXN	67,088		$3,357	0	(20)
	11/2024		$7,910	DOP	478,009	10	0
	11/2024		4,167	JPY	588,995	0	(49)
	11/2024		1,335	TRY	54,420	198	0
	12/2024	AED	9,298		$2,532	0	0
	12/2024	DOP	1,251,054		20,624	0	(43)
	12/2024	MXN	45,380		2,380	102	0
	12/2024		$11,212	BRL	62,610	199	0
	12/2024		1,210	KZT	588,470	0	(1)
	01/2025		4,076	TRY	169,941	401	0
	02/2025		6,457	MXN	131,454	86	0
	03/2025		6,424	PHP	359,712	1	(22)
	03/2025		7,253	TRY	347,457	1,351	0
	04/2025	BRL	48,100		$8,649	45	(1)
	04/2025		$10,002	COP	45,694,137	604	0
	06/2025		2,401	TRY	107,030	2	0
	09/2025	PHP	359,712		$6,411	24	0

IND	10/2024	MYR	5,707		1,318	0	(65)
	10/2024		$1,615	CNY	11,446	19	0
	10/2024		197	KRW	263,115	3	0
	10/2024		3,742	MYR	16,109	163	0

JPM	10/2024	BRL	591,725		$108,611	0	(8)
	10/2024	CLP	2,349,134		2,572	0	(40)
	10/2024	CNH	71,246		10,053	0	(128)
	10/2024	CZK	205,719		8,758	0	(327)
	10/2024	GBP	13,311		17,487	0	(309)
	10/2024	HUF	1,174,075		3,240	0	(47)
	10/2024	ILS	4,940		1,308	0	(17)
	10/2024	INR	136,998		1,630	0	(3)
	10/2024	NOK	43,422		4,104	0	(11)
	10/2024	PLN	21,841		5,596	0	(76)
	10/2024	SGD	6,365		4,895	0	(57)
	10/2024	TRY	52,858		1,465	0	(69)
	10/2024		$105,618	BRL	591,724	3,001	0
	10/2024		22,563	CNH	161,443	507	0
	10/2024		8,441	CNY	59,655	87	0
	10/2024		217	ILS	788	0	(6)
	10/2024		221	KRW	295,552	3	0
	10/2024		1,476	NZD	2,356	21	0
	10/2024		17,271	PLN	66,953	124	(7)
	10/2024		14,355	ZAR	262,768	833	0
	10/2024	ZAR	297,792		$16,604	0	(609)
	11/2024	CLP	754,738		843	4	0
	11/2024	CNH	7,899		1,113	0	(18)
	11/2024	TRY	77,169		2,122	0	(17)
	11/2024	TWD	3,130		96	0	(3)
	11/2024		$3,357	AUD	4,844	0	(6)
	11/2024		2,098	BRL	12,016	100	0
	11/2024		10,053	CNH	71,082	126	0
	11/2024		3,798	CNY	26,820	40	0
	11/2024		4,104	NOK	43,407	11	0

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024		$3,397	TRY	131,846	$288	$0
	11/2024		1,655	TWD	51,934	0	(6)
	12/2024	CLP	9,988,081		$10,609	0	(491)
	12/2024	CNH	29,970		4,177	0	(122)
	12/2024	COP	6,060,061		1,442	16	0
	12/2024	EGP	60,557		989	0	(227)
	12/2024	MXN	26,699		1,330	0	(10)
	12/2024	PEN	124		33	0	(1)
	12/2024		$18,815	EGP	952,073	234	(21)
	12/2024		25,036	MXN	499,219	22	0
	12/2024		10,908	TRY	411,607	267	0
	01/2025		26,201	CNH	188,214	870	0
	01/2025		2,007	EGP	101,076	5	0
	01/2025		314	TRY	13,557	36	0
	02/2025	CNH	20,016		$2,794	0	(91)
	02/2025		$453	UZS	6,058,875	5	0
	03/2025		1,085	EGP	62,008	112	0
	03/2025		740	TRY	35,849	150	0
	05/2025		548		23,982	18	0

MBC	10/2024	EUR	4,501		$4,997	0	(13)
	10/2024	GBP	1,589		2,125	1	0
	10/2024	NOK	1,717		163	0	0
	10/2024	PLN	17,381		4,558	43	0
	10/2024	TWD	174,919		5,503	0	(32)
	10/2024		$3,338	AUD	4,844	11	0
	10/2024		3,152	CHF	2,668	0	0
	10/2024		13,833	CNH	99,316	359	0
	10/2024		7,582	JPY	1,095,156	58	(19)
	10/2024		747	KRW	997,637	10	0
	10/2024		38,158	MYR	165,802	2,035	0
	10/2024		6,914	NOK	72,747	0	(21)
	10/2024		14,012	SGD	17,989	0	(15)
	10/2024		372	UYU	15,631	3	0
	10/2024		15,656	ZAR	281,857	636	0
	10/2024	UYU	18,848		$463	11	0
	10/2024	ZAR	25,438		1,482	11	0
	11/2024	EUR	1,504	RON	7,522	5	0
	11/2024	GBP	2,718		$3,641	7	0
	11/2024	JPY	61,900		436	4	0
	11/2024	SGD	9,051		7,057	3	0
	11/2024	TWD	5,033		157	0	(3)
	11/2024		$14,183	EUR	12,657	0	(74)
	11/2024		2,125	GBP	1,589	0	(1)
	11/2024		163	NOK	1,717	0	0
	11/2024		13,510	PLN	52,100	58	(42)
	12/2024	CNH	96,022		$13,373	0	(400)
	12/2024		$3,945	CNH	28,148	92	0
	02/2025	CNH	53,551		$7,475	0	(243)
	02/2025	UGX	5,996,078		1,489	0	(98)

MYI	10/2024	BRL	15,848		2,893	0	(16)
	10/2024	CZK	196,103		8,405	0	(256)
	10/2024	EUR	42,516		47,383	57	0
	10/2024	HUF	65,328		181	0	(2)
	10/2024	ILS	784		209	0	(1)
	10/2024	INR	292,640		3,493	4	0
	10/2024	JPY	504,300		3,487	0	(22)
	10/2024	PHP	1,717		31	0	0
	10/2024	SGD	6,824		5,241	0	(69)
	10/2024		$2,909	BRL	15,848	0	0
	10/2024		10,265	CAD	13,828	0	(40)
	10/2024		8,019	CNH	58,001	269	0
	10/2024		75,593	CZK	1,754,073	1,875	0
	10/2024		516	HUF	185,715	5	0
	10/2024		2,948	JPY	451,616	206	0
	10/2024		284	KRW	379,765	4	0
	10/2024		8,249	MYR	35,854	443	0
	10/2024		1,282	NOK	13,484	0	(4)
	10/2024		2,320	ZAR	41,090	62	(7)
	10/2024	ZAR	58,907		$3,215	0	(190)
	11/2024	CAD	13,817		10,264	40	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	99

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	CNH	207,880		$29,170	$0	$(599)
	11/2024	TWD	3,246		103	0	0
	11/2024		$1,441	CNH	10,397	48	0
	12/2024	EGP	74,845		$1,137	0	(366)
	12/2024	MXN	270,243		13,738	189	(16)
	12/2024		$1,901	CLP	1,775,078	72	0
	12/2024		17,383	MXN	341,244	16	(270)

NGF	10/2024		26,683	PLN	102,176	0	(146)
	03/2025		10,103	PHP	564,060	0	(61)
	09/2025	PHP	564,060		$10,081	65	0

RBC	10/2024	AUD	152		104	0	(2)
	10/2024		$12,124	EUR	10,870	0	(24)
	11/2024	EUR	10,870		$12,141	24	0
	11/2024		$1,647	CNH	11,622	17	0
	11/2024		1,146	JPY	163,194	0	(5)

RYL	10/2024	JPY	451,943		$2,948	0	(208)
	10/2024		$268	CZK	6,016	0	(2)

SCX	10/2024	CNH	10,156		$1,403	0	(48)
	10/2024	INR	842,670		10,026	0	(21)
	10/2024	JPY	1,030		7	0	0
	10/2024	MYR	68,921		15,857	0	(850)
	10/2024	PEN	45,526		12,077	0	(201)
	10/2024	RON	17		4	0	0
	10/2024	THB	2,022		61	0	(2)
	10/2024	TWD	113,940		3,633	27	0
	10/2024		$13,370	CAD	18,008	0	(55)
	10/2024		1,729	COP	7,293,301	5	0
	10/2024		6,667	EUR	6,007	20	0
	10/2024		5,772	KRW	7,607,583	1	0
	10/2024		10	NOK	110	0	0
	10/2024		10,895	PHP	609,486	0	(43)
	10/2024		7,069	SGD	9,069	0	(13)
	11/2024	BRL	12,886		$2,359	2	0
	11/2024	CNH	415,562		58,513	0	(996)
	11/2024	SGD	9,053		7,069	13	0
	11/2024	TWD	107,074		3,396	0	(4)
	11/2024		$317	CNH	2,295	12	0
	11/2024		1,079	JPY	153,636	0	(5)
	12/2024	EGP	90,449		$1,392	0	(424)
	12/2024	MXN	65,346		3,303	23	0
	12/2024		$1,428	EGP	70,173	4	(24)
	03/2025		43,694	PHP	2,431,910	0	(399)
	09/2025	PHP	2,434,417		$43,645	418	0

SOG	10/2024	EUR	2,069	RON	10,339	8	0
	10/2024		$232	EGP	11,430	2	0
	10/2024		5,681	ZAR	105,000	388	0
	12/2024		1,099	EGP	55,988	24	0

SSB	10/2024	IDR	29,398,216		$1,901	0	(32)
	10/2024		$2,588	CAD	3,511	8	0
	11/2024		13,516	CNH	95,328	135	0
	11/2024		3,288	GBP	2,454	0	(7)
	12/2024	CLP	3,438,638		$3,620	0	(201)
	12/2024	MXN	82,630		4,312	164	0
	12/2024	PEN	5,804		1,529	0	(36)

TOR	10/2024	CAD	18,917		14,054	67	0
	10/2024	JPY	97,095		672	0	(4)
	10/2024		$7,780	AUD	11,471	151	0
	10/2024	ZAR	30,954		$1,736	0	(53)
	11/2024		$672	JPY	96,649	4	0
	12/2024		4,113	MXN	81,788	0	(8)

UAG	10/2024	CHF	4,582		$5,454	40	0
	10/2024	PLN	14,151		3,682	7	(1)
	10/2024	SGD	9,079		7,063	0	(1)
	10/2024	THB	46,607		1,441	0	(9)
	10/2024		$1,609	AUD	2,367	27	0
	10/2024		2,255	CHF	1,913	5	0
	10/2024		181	HUF	64,423	0	0
	10/2024		3,141	JPY	449,758	0	(11)
	10/2024		6,196	PLN	24,072	56	0
	10/2024		5,737	TWD	181,400	4	0
	10/2024		9,889	ZAR	180,958	571	0

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	CHF	1,905		$2,255	$0	$(5)
	11/2024	JPY	447,687		3,141	11	0
	11/2024	TWD	50,963		1,608	0	(10)
	11/2024		$323	PLN	1,235	0	(2)
	11/2024		2,544	TWD	80,281	5	0
	12/2024	CLP	4,175,954		$4,399	0	(242)
	03/2025	BRL	9,533		1,672	0	(39)

Total Forward Foreign Currency Contracts						$40,394	$(25,382)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.430	02/06/2025	26,426	$362	$598
	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	90	1
	Put - OTC USD versus INR		92.600	06/16/2025	1,500	90	129
	Put - OTC USD versus MXN	MXN	18.800	02/06/2025	26,426	385	250

BPS	Call - OTC EUR versus USD		$1.130	10/17/2024	29,891	72	40

GLM	Call - OTC USD versus JPY	JPY	167.000	11/05/2024	5,381	275	2

JPM	Put - OTC USD versus ZAR	ZAR	16.875	11/20/2024	510	6	4

MBC	Put - OTC USD versus BRL	BRL	5.150	11/19/2024	13,462	67	33
	Put - OTC USD versus MXN	MXN	17.750	11/20/2024	13,462	67	7

MYI	Call - OTC USD versus JPY	JPY	168.000	10/29/2024	872	78	0
	Put - OTC USD versus ZAR	ZAR	16.875	11/20/2024	13,462	67	103

UAG	Call - OTC GBP versus USD		$1.350	10/17/2024	25,233	79	96
	Put - OTC USD verses BRL	BRL	5.200	03/06/2025	26,759	198	258

Total Purchased Options						$1,836	$1,521

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD verses BRL	BRL	5.260	02/06/2025	52,852	$(365)	$(601)
	Put - OTC USD verses MXN	MXN	18.230	02/06/2025	52,852	(383)	(224)
	Call - OTC USD versus TRY	TRY	43.800	11/01/2024	3,924	(97)	(2)
	Call - OTC USD versus TRY		49.800	01/28/2025	9,440	(304)	(51)
	Call - OTC USD versus TRY		55.000	05/01/2025	3,930	(163)	(54)

BRC	Put - OTC USD versus TRY		34.625	10/10/2024	7,757	(78)	(59)

CBK	Put - OTC USD versus TRY		39.000	04/03/2025	6,334	(96)	(121)

DUB	Call - OTC USD versus TRY		40.385	10/28/2024	1,920	(192)	(2)
	Put - OTC USD versus TRY		40.385	10/28/2024	1,920	(192)	(281)

GLM	Put - OTC USD verses TRY		40.700	06/27/2025	12,639	(374)	(274)
	Put - OTC USD versus TRY		35.500	10/03/2024	5,813	(63)	(203)
	Call - OTC USD versus TRY		40.250	10/30/2024	1,942	(195)	(2)
	Put - OTC USD versus TRY		40.250	10/30/2024	1,942	(195)	(274)
	Call - OTC USD versus TRY		39.800	10/31/2024	964	(96)	(1)
	Put - OTC USD versus TRY		39.800	10/31/2024	964	(96)	(123)
	Call - OTC USD versus TRY		40.930	11/07/2024	960	(91)	(2)
	Put - OTC USD versus TRY		40.930	11/07/2024	960	(91)	(145)
	Call - OTC USD versus TRY		41.150	11/07/2024	960	(91)	(2)
	Put - OTC USD versus TRY		41.150	11/07/2024	960	(91)	(151)
	Call - OTC USD versus TRY		41.160	11/11/2024	957	(91)	(2)
	Put - OTC USD versus TRY		41.160	11/11/2024	957	(91)	(146)
	Put - OTC USD versus TRY		36.500	01/03/2025	4,535	(126)	(41)
	Put - OTC USD versus TRY		36.500	01/07/2025	4,574	(123)	(41)
	Put - OTC USD versus TRY		36.757	01/09/2025	4,466	(113)	(50)
	Call - OTC USD versus TRY		51.100	06/27/2025	12,639	(268)	(413)

UAG	Put - OTC USD verses BRL	BRL	4.925	03/06/2025	53,518	(104)	(131)
	Put - OTC USD versus TRY	TRY	38.200	02/17/2025	6,679	(101)	(125)

						$(4,270)	$(3,521)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	101

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Premiums (Received)(2)	Market Value
MYI	Call & Put - OTC USD vs MXN Forward Volatility Agreement	0.000%	10/25/2024	6,300	$0	$(10)

Total Written Options					$(4,270)	$(3,531)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.385%	$12,100	$281	$(86)	$195	$0

BRC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.385	8,800	201	(59)	142	0
	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.422	3,400	(67)	(12)	0	(79)
	Saudi Government International Bond	(1.000)	Quarterly	06/20/2034	0.929	6,500	(57)	18	0	(39)
	Saudi Government International Bond	(1.000)	Quarterly	12/20/2034	0.950	2,960	(11)	(2)	0	(13)

CBK	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.385	500	11	(3)	8	0

GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.385	18,300	409	(113)	296	0

JPM	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.385	11,000	244	(66)	178	0

MYC	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.385	10,900	258	(82)	176	0

							$1,269	$(405)	$995	$(131)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BRC	Saudi Arabia Government International Bond	1.000%	Quarterly	12/20/2029	0.623%	$16,010	$305	$(13)	$292	$0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.890	400	1	0	1	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199	11,100	(64)	11	0	(53)

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.078	8,000	0	628	628	0

GST	Israel Government International Bond	1.000	Quarterly	12/20/2024	0.841	1,600	2	(1)	1	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.997	6,800	7	(5)	2	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	1.076	1,000	0	(1)	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452	200	(2)	(2)	0	(4)
	South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.758	15,000	(564)	39	0	(525)

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420	5,300	(119)	128	9	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2029	1.758	20,000	(837)	137	0	(700)

							$(1,271)	$921	$933	$(1,283)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.435% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	12/18/2029	$26,475	PHP	1,480,500	$(8)	$100	$92	$0

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.435% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	12/18/2029	4,590		256,695	(1)	17	16	0

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.435% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	12/18/2029	$3,953	PHP	220,830	$2	$15	$17	$0

								$(7)	$132	$125	$0

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610%	Quarterly	02/11/2026	COP	16,064,000	$0	$119	$119	$0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027	MYR	42,000	14	13	27	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029		51,870	(85)	54	0	(31)

BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(170)	0	(170)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	207	207	0

CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029	MYR	59,490	81	(117)	0	(36)
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029	CLP	2,445,900	(38)	126	88	0

GLM	Receive	1-Year BRL-CDI	11.730	Maturity	01/02/2025	BRL	30,800	0	44	44	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	182	182	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(179)	0	(179)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(221)	0	(221)
	Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		10,120,000	0	(80)	0	(80)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(104)	0	(104)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(475)	0	(475)

GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027	MYR	214,220	29	107	136	0
	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028		100,100	260	175	435	0

JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2029		26,000	(28)	(61)	0	(89)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		75,660	(129)	(40)	0	(169)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	192	192	0

SCX	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	MYR	29,750	(88)	22	0	(66)

								$16	$(206)	$1,430	$(1,620)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

SCX	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.540% (SOFRRATE plus a specified spread)	Semi-Annual	01/02/2025	INR	936,200	$0	$2	$2	$0

	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.890% (SOFRRATE plus a specified spread)	Semi-Annual	03/03/2025		958,740	0	2	2	0

									$0	$4	$4	$0

Total Swap Agreements									$7	$446	$3,487	$(3,034)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$48	$0	$0	$48	$(152)	$0	$0	$(152)	$(104)	$0	$(104)
BOA	613	978	287	1,878	(1,305)	(932)	0	(2,237)	(359)	525	166
BPS	5,621	40	146	5,807	(5,743)	0	(31)	(5,774)	33	(260)	(227)
BRC	3,062	0	434	3,496	(1,925)	(59)	(131)	(2,115)	1,381	(1,900)	(519)
BSH	1	0	207	208	(99)	0	(170)	(269)	(61)	0	(61)
CBK	6,193	0	97	6,290	(3,300)	(121)	(89)	(3,510)	2,780	(2,684)	96
DUB	2,233	0	628	2,861	(1,273)	(283)	0	(1,556)	1,305	(1,340)	(35)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	103

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
FAR	$275	$0	$0	$275	$(692)	$0	$0	$(692)	$(417)	$322	$(95)
GLM	6,338	2	242	6,582	(1,088)	(1,870)	(1,059)	(4,017)	2,565	(3,110)	(545)
GST	0	0	870	870	0	0	(530)	(530)	340	(720)	(380)
IND	185	0	0	185	(65)	0	0	(65)	120	0	120
JPM	6,880	4	396	7,280	(2,727)	0	(958)	(3,685)	3,595	(3,744)	(149)
MBC	3,347	40	0	3,387	(961)	0	0	(961)	2,426	(2,631)	(205)
MYC	0	0	176	176	0	0	0	0	176	0	176
MYI	3,290	103	0	3,393	(1,858)	(10)	0	(1,868)	1,525	(1,831)	(306)
NGF	65	0	0	65	(207)	0	0	(207)	(142)	0	(142)
RBC	41	0	0	41	(31)	0	0	(31)	10	0	10
RYL	0	0	0	0	(210)	0	0	(210)	(210)	263	53
SCX	525	0	4	529	(3,085)	0	(66)	(3,151)	(2,622)	2,352	(270)
SOG	422	0	0	422	0	0	0	0	422	(270)	152
SSB	307	0	0	307	(276)	0	0	(276)	31	0	31
TOR	222	0	0	222	(65)	0	0	(65)	157	0	157
UAG	726	354	0	1,080	(320)	(256)	0	(576)	504	(590)	(86)

Total Over the Counter	$40,394	$1,521	$3,487	$45,402	$(25,382)	$(3,531)	$(3,034)	$(31,947)

(n)

Securities with an aggregate market value of $3,461 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15
Swap Agreements	0	7	0	0	3,553	3,560

	$0	$7	$0	$0	$3,568	$3,575

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$40,394	$0	$40,394
Purchased Options	0	0	0	1,521	0	1,521
Swap Agreements	0	1,928	0	125	1,434	3,487

	$0	$1,928	$0	$42,040	$1,434	$45,402

	$0	$1,935	$0	$42,040	$5,002	$48,977

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$642	$642
Swap Agreements	0	1	0	0	3,240	3,241

	$0	$1	$0	$0	$3,882	$3,883

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,382	$0	$25,382
Written Options	0	0	0	3,531	0	3,531
Swap Agreements	0	1,414	0	0	1,620	3,034

	$0	$1,414	$0	$28,913	$1,620	$31,947

	$0	$1,415	$0	$28,913	$5,502	$35,830

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$109	$109
Futures	0	0	0	0	4,426	4,426
Swap Agreements	0	(616)	0	0	(2,518)	(3,134)

	$0	$(616)	$0	$0	$2,017	$1,401

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,475)	$0	$(6,475)
Purchased Options	0	0	0	2,422	0	2,422
Written Options	0	0	0	3,208	348	3,556
Swap Agreements	0	459	0	(927)	(407)	(875)

	$0	$459	$0	$(1,772)	$(59)	$(1,372)

	$0	$(157)	$0	$(1,772)	$1,958	$29

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(12)	$(12)
Futures	0	0	0	0	500	500
Swap Agreements	0	(191)	0	0	(15,726)	(15,917)

	$0	$(191)	$0	$0	$(15,238)	$(15,429)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,514	$0	$13,514
Purchased Options	0	0	0	(1,071)	0	(1,071)
Written Options	0	0	0	(3,037)	(42)	(3,079)
Swap Agreements	0	(402)	0	132	1,308	1,038

	$0	$(402)	$0	$9,538	$1,266	$10,402

	$0	$(593)	$0	$9,538	$(13,972)	$(5,027)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	105

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$1,200	$0	$1,200
Loan Participations and Assignments	0	0	1,823	1,823
Brazil
Corporate Bonds & Notes	0	14,113	0	14,113
Loan Participations and Assignments	0	0	63	63
Sovereign Issues	0	24,112	0	24,112
Cayman Islands
Asset-Backed Securities	0	6,431	0	6,431
Corporate Bonds & Notes	0	5,126	1,245	6,371
Loan Participations and Assignments	0	0	4,279	4,279
Chile
Sovereign Issues	0	63,150	0	63,150
China
Sovereign Issues	0	21,006	0	21,006
Colombia
Sovereign Issues	0	19,638	0	19,638
Czech Republic
Sovereign Issues	0	44,781	0	44,781
Dominican Republic
Sovereign Issues	0	48,316	0	48,316
Ecuador
Sovereign Issues	0	7,413	0	7,413
Ghana
Sovereign Issues	0	2,979	0	2,979
Hungary
Sovereign Issues	0	17,429	0	17,429
India
Corporate Bonds & Notes	0	8,349	0	8,349
Indonesia
Sovereign Issues	0	96,301	0	96,301
Ireland
Asset-Backed Securities	0	758	0	758
Ivory Coast
Loan Participations and Assignments	0	0	15,832	15,832
Sovereign Issues	0	3,526	0	3,526
Kazakhstan
Corporate Bonds & Notes	0	3,782	0	3,782
Luxembourg
Common Stocks	0	0	515	515
Corporate Bonds & Notes	0	926	201	1,127
Malaysia
Sovereign Issues	0	107,192	0	107,192
Mexico
Sovereign Issues	0	119,920	0	119,920
Oman
Sovereign Issues	0	2,396	0	2,396
Paraguay
Sovereign Issues	0	4,022	0	4,022
Peru
Corporate Bonds & Notes	0	15,578	0	15,578
Sovereign Issues	0	69,080	0	69,080
Philippines
Sovereign Issues	0	29,749	0	29,749
Poland
Sovereign Issues	0	61,682	0	61,682
Qatar
Corporate Bonds & Notes	0	0	7	7
Romania
Sovereign Issues	0	37,154	0	37,154
Serbia
Loan Participations and Assignments	0	0	3,886	3,886
Sovereign Issues	0	6,071	0	6,071
Singapore
Corporate Bonds & Notes	0	1,849	0	1,849
Sovereign Issues	0	8,872	0	8,872

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
South Africa
Corporate Bonds & Notes	$0	$16,758	$11,383	$28,141
Sovereign Issues	0	135,714	0	135,714
Supranational
Corporate Bonds & Notes	0	92,442	0	92,442
Tanzania
Loan Participations and Assignments	0	3,535	0	3,535
Thailand
Sovereign Issues	0	66,167	0	66,167
Turkey
Loan Participations and Assignments	0	9,210	1,787	10,997
Sovereign Issues	0	36,053	0	36,053
Ukraine
Sovereign Issues	0	3,574	0	3,574
United Arab Emirates
Loan Participations and Assignments	0	0	2,566	2,566
United Kingdom
Corporate Bonds & Notes	0	13,762	0	13,762
Non-Agency Mortgage-Backed Securities	0	5,026	0	5,026
United States
Asset-Backed Securities	0	22,862	0	22,862
Common Stocks	0	0	89	89
Corporate Bonds & Notes	0	286	0	286
Non-Agency Mortgage-Backed Securities	0	18,869	2,200	21,069
Sovereign Issues	0	42,244	0	42,244
Uruguay
Sovereign Issues	0	11,657	0	11,657
Uzbekistan
Corporate Bonds & Notes	0	4,723	0	4,723
Sovereign Issues	0	743	0	743
Zambia
Sovereign Issues	0	3,129	0	3,129
Short-Term Instruments
Nigeria Treasury Bills	0	9,896	0	9,896
U.S. Treasury Bills	0	4,079	0	4,079

	$0	$1,353,630	$45,876	$1,399,506

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$100,540	$0	$0	$100,540

Total Investments	$100,540	$1,353,630	$45,876	$1,500,046

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	3,564	0	3,575
Over the counter	0	44,774	628	45,402

	$11	$48,338	$628	$48,977

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(3,826)	0	(3,883)
Over the counter	0	(31,947)	0	(31,947)

	$(57)	$(35,773)	$0	$(35,830)

Total Financial Derivative Instruments	$(46)	$12,565	$628	$13,147

Totals	$100,494	$1,366,195	$46,504	$1,513,193

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$3,620	$0	$(1,825)	$21	$16	$(9)	$0	$0	$1,823	$(8)
Brazil
Corporate Bonds & Notes	102	0	(1,309)	(20)	(12)	1,239	0	0	0	0
Loan Participations and Assignments	0	1,309	0	41	0	(1,287)	0	0	63	(1,287)
Cayman Islands
Corporate Bonds & Notes	1,376	0	(195)	21	31	12	0	0	1,245	10
Loan Participations and Assignments	0	4,301	0	0	0	(22)	0	0	4,279	(22)
Colombia
Loan Participations and Assignments	21,439	0	(21,091)	0	0	(348)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	13,253	13,277	(11,143)	13	67	365	0	0	15,832	480
Luxembourg
Common Stocks	504	0	0	0	0	11	0	0	515	12
Corporate Bonds & Notes	283	0	(92)	2	1	7	0	0	201	7
Mexico Common Stocks	0	0	0	0	0	0	0	0	0	0
Qatar
Corporate Bonds & Notes	6	0	0	0	0	1	0	0	7	0
Serbia
Loan Participations and Assignments	3,722	0	0	0	0	164	0	0	3,886	164
South Africa
Corporate Bonds & Notes	10,318	0	0	0	0	1,065	0	0	11,383	1,066
Tanzania
Loan Participations and Assignments	3,874	0	(429)	2	(40)	128	0	(3,535)	0	0
Turkey
Loan Participations and Assignments	0	1,783	0	0	0	4	0	0	1,787	4
United Arab Emirates
Loan Participations and Assignments	9,115	0	(6,389)	(16)	(55)	(89)	0	0	2,566	(23)
United States
Common Stocks	89	0	0	0	0	0	0	0	89	0
Non-Agency Mortgage-Backed Securities	417	2,200	(38)	0	1	24	0	(404)	2,200	0

	$68,118	$22,870	$(42,511)	$64	$9	$1,265	$0	$(3,939)	$45,876	$403

Financial Derivative Instruments - Assets
Over the counter	$534	$0	$0	$0	$0	$94	$0	$0	$628	$187

Totals	$68,652	$22,870	$(42,511)	$64	$9	$1,359	$0	$(3,939)	$46,504	$590

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,823	Discounted Cash Flow	Discount Rate	10.238	—
Brazil
Loan Participations and Assignments	63	Reference Instrument	Comparable Bond	0.990	—
Cayman Islands
Corporate Bonds & Notes	1,245	Discounted Cash Flow	Discount Rate	99.999	—

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	107

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)	September 30, 2024	(Unaudited)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Loan Participations and Assignments	$4,279	Indicative Market Quotation	Broker Quote		99.500	—
Ivory Coast
Loan Participations and Assignments	10,297	Indicative Market Quotation	Broker Quote		99.834-100.620	100.001
	5,535	Recent Transaction	Purchase Price		99.450	—
Luxembourg
Common Stocks	515	Indicative Market Quotation	Broker Quote		$24.656	—
Corporate Bonds & Notes	201	Discounted Cash Flow	Discount Rate		8.380	—
Qatar
Corporate Bonds & Notes	7	Discounted Cash Flow	Discount Rate		99.999	—
Serbia
Loan Participations and Assignments	3,886	Discounted Cash Flow	Discount Rate		99.999	—
South Africa
Corporate Bonds & Notes	11,383	Discounted Cash Flow	Discount Rate		8.860	—
Turkey
Loan Participations and Assignments	1,787	Other Valuation Techniques(3)	—		—	—
United Arab Emirates
Loan Participations and Assignments	2,566	Third Party Vendor	Broker Quote		99.999	—
United States
Common Stocks	89	Comparable Companies	EBITDA Multiple	X	5.000	—
Non-Agency Mortgage-Backed Securities	2,200	Other Valuation Techniques(3)	—		—	—

Financial Derivative Instruments - Assets
Over the counter	628	Indicative Market Quotation	Broker Quote		7.840	—

Total	$46,504

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.8%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$41	$23
4.125% due 07/09/2035 þ		29	14

Total Argentina (Cost $37)			37

AUSTRALIA 0.5%

SOVEREIGN ISSUES 0.5%

Australia Government International Bond
0.750% due 11/21/2027 (f)	AUD	1,996	1,362
1.750% due 06/21/2051		50	20

Total Australia (Cost $1,485)			1,382

BRAZIL 1.1%

SOVEREIGN ISSUES 1.1%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	17,300	3,011

Total Brazil (Cost $3,054)			3,011

CANADA 3.5%

CORPORATE BONDS & NOTES 0.9%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$139	130

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	329

Royal Bank of Canada
4.851% due 12/14/2026		$800	816

Toronto-Dominion Bank
4.814% due 07/16/2027		1,200	1,229

			2,504

SOVEREIGN ISSUES 2.6%

Canada Government Bond
2.750% due 12/01/2033	CAD	3,000	2,276
3.000% due 12/01/2036 (f)		2,203	1,916
4.000% due 03/01/2029		1,300	1,012

Export Development Canada
7.130% due 03/11/2029	INR	46,900	567

Province of Quebec
3.600% due 09/01/2033	CAD	1,900	1,412

			7,183

Total Canada (Cost $9,808)			9,687

CAYMAN ISLANDS 5.7%

ASSET-BACKED SECURITIES 5.3%

37 Capital CLO 1 Ltd.
7.101% due 01/15/2034 •		$600	601

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		177	177
6.753% due 11/02/2030 •		182	183

Apidos CLO
6.441% due 07/18/2029 •		146	146

Ares CLO Ltd.
6.594% due 04/22/2031 •		711	712

Atlas Senior Loan Fund Ltd.
6.653% due 01/15/2031 •		282	282

BDS Ltd.
6.479% due 12/16/2036 •		647	646

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •		667	667

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		381	381

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIFC Funding Ltd.
6.495% due 10/24/2030 •		$414	$414

Elevation CLO Ltd.
6.496% due 10/25/2030 •		208	209

Elmwood CLO Ltd.
6.916% due 01/17/2034 •		1,000	1,000

GPMT Ltd.
6.384% due 12/15/2036 •		628	617

LCM Ltd.
6.562% due 07/20/2034 •		1,000	1,002
6.624% due 04/20/2031 •		685	686

Madison Park Funding Ltd.
6.321% due 10/22/2034 •		700	700

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •		68	68

MidOcean Credit CLO
6.440% due 02/20/2031 •		436	436

Regatta Funding Ltd.
6.311% due 01/15/2033 •		900	900

Sound Point CLO Ltd.
6.526% due 07/25/2030 •		176	176

Starwood Commercial Mortgage Trust
6.329% due 04/18/2038 •		631	625

TCW CLO Ltd.
6.395% due 08/16/2034 •		1,100	1,101

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		786	783

Venture CLO Ltd.
6.677% due 07/30/2032 •		900	901

Wind River CLO Ltd.
6.591% due 07/18/2031 •		360	360
6.643% due 07/15/2031 •		699	699

			14,472

CORPORATE BONDS & NOTES 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		471	440

Sands China Ltd.
5.400% due 08/08/2028		300	303

			743

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		300	313

Total Cayman Islands (Cost $15,550)			15,528

CHILE 0.8%

CORPORATE BONDS & NOTES 0.3%

Banco Santander Chile
2.700% due 01/10/2025		$900	893

SOVEREIGN ISSUES 0.5%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	645,000	700

Chile Government International Bond
4.850% due 01/22/2029		$600	614

			1,314

Total Chile (Cost $2,469)			2,207

CHINA 0.1%

SOVEREIGN ISSUES 0.1%

China Government International Bond
3.190% due 04/15/2053	CNY	1,200	200

Total China (Cost $173)			200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 0.8%

CORPORATE BONDS & NOTES 0.3%

Ecopetrol SA
8.375% due 01/19/2036		$700	$716

SOVEREIGN ISSUES 0.5%

Colombia Government International Bond
4.500% due 03/15/2029		200	190
7.500% due 02/02/2034		700	728
8.000% due 11/14/2035		300	321

			1,239

Total Colombia (Cost $1,898)			1,955

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%

Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	216
2.500% due 08/25/2028		900	39

Total Czech Republic (Cost $260)			255

DENMARK 0.9%

CORPORATE BONDS & NOTES 0.9%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	47	5

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,223	278

Nykredit Realkredit AS
1.000% due 04/01/2025		8,200	1,214
1.500% due 10/01/2052		647	81

Realkredit Danmark AS
1.000% due 01/01/2025		2,200	327
1.500% due 10/01/2053		4,628	578

Total Denmark (Cost $2,630)			2,483

DOMINICAN REPUBLIC 0.4%

SOVEREIGN ISSUES 0.4%

Dominican Republic International Bond
4.875% due 09/23/2032		$300	286
6.600% due 06/01/2036		650	691

Total Dominican Republic (Cost $911)			977

ECUADOR 0.1%

SOVEREIGN ISSUES 0.1%

Ecuador Government International Bond
6.900% due 07/31/2030 þ		$400	292

Total Ecuador (Cost $273)			292

FRANCE 1.7%

CORPORATE BONDS & NOTES 0.7%

BNP Paribas SA
2.219% due 06/09/2026 •		$800	785

BPCE SA
5.716% due 01/18/2030 •		750	775

Societe Generale SA
3.337% due 01/21/2033 •		400	351

			1,911

SOVEREIGN ISSUES 1.0%

France Government International Bond
0.100% due 07/25/2031 (f)	EUR	840	898
0.500% due 05/25/2072		100	41
0.750% due 05/25/2052		1,900	1,110
1.500% due 05/25/2050		700	523

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	109

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 05/25/2048	EUR	200	$172
3.000% due 06/25/2049		100	104

			2,848

Total France (Cost $6,581)			4,759

GERMANY 0.7%

CORPORATE BONDS & NOTES 0.5%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	400	431
2.129% due 11/24/2026 •		$500	484
5.000% due 09/05/2030 •	EUR	300	355

			1,270

SOVEREIGN ISSUES 0.2%

Bundesrepublik Deutschland Bundesanleihe
2.300% due 02/15/2033		400	455

Total Germany (Cost $1,744)			1,725

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%

Guatemala Government International Bond
5.375% due 04/24/2032		$200	199

Total Guatemala (Cost $228)			199

HUNGARY 1.4%

SOVEREIGN ISSUES 1.4%

Hungary Government International Bond
5.375% due 09/12/2033	EUR	900	1,080
5.500% due 03/26/2036		$200	202
6.250% due 09/22/2032		500	539
6.750% due 09/25/2052		400	452

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		1,400	1,440

Total Hungary (Cost $3,414)			3,713

INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%

IRB Infrastructure Developers, Inc.
7.110% due 03/11/2032		$600	625

Total India (Cost $600)			625

INDONESIA 0.5%

SOVEREIGN ISSUES 0.5%

Indonesia Government International Bond
8.375% due 03/15/2034	IDR	18,578,000	1,389

Total Indonesia (Cost $1,294)			1,389

IRELAND 2.7%

ASSET-BACKED SECURITIES 2.5%

Accunia European CLO DAC
4.635% due 07/15/2030 •	EUR	127	141

Aurium CLO DAC
4.394% due 01/16/2031 •		797	885

Cairn CLO DAC
4.465% due 10/15/2031 •		396	439

Capital Four CLO DAC
4.705% due 10/15/2034 •		800	889

CVC Cordatus Loan Fund DAC
4.335% due 10/15/2031 •		360	400

Dryden Euro CLO DAC
4.345% due 04/15/2033 •		235	262

Hayfin Emerald CLO
5.425% due 01/25/2037 •		500	560

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jubilee CLO DAC
4.335% due 04/15/2031 •	EUR	300	$334

Man GLG Euro CLO DAC
4.171% due 12/15/2031 •		321	357

Palmer Square European Loan Funding DAC
4.568% due 01/15/2033 •		900	1,003

Rockford Tower Europe CLO DAC
5.075% due 04/24/2037 •		700	781

Sculptor European CLO DAC
4.735% due 10/15/2034 •		700	779

			6,830

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	288
3.000% due 10/29/2028		300	284

			572

Total Ireland (Cost $7,514)			7,402

ISRAEL 0.5%

SOVEREIGN ISSUES 0.5%

Israel Government International Bond
2.000% due 03/31/2027	ILS	2,100	532
4.500% due 01/17/2033		$800	753

Total Israel (Cost $1,430)			1,285

ITALY 0.9%

CORPORATE BONDS & NOTES 0.8%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	644
2.625% due 04/28/2025		300	332

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$400	456

Nexi SpA
2.125% due 04/30/2029	EUR	200	208

UniCredit SpA
2.569% due 09/22/2026 •		$500	489

			2,129

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		400	406

Total Italy (Cost $2,564)			2,535

IVORY COAST 0.5%

SOVEREIGN ISSUES 0.5%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	700	745
5.875% due 10/17/2031		600	633

Total Ivory Coast (Cost $1,256)			1,378

JAPAN 5.7%

CORPORATE BONDS & NOTES 0.4%

Olympus Corp.
2.143% due 12/08/2026		$200	191

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		800	830

			1,021

SOVEREIGN ISSUES 5.3%

Japan Government International Bond
0.100% due 01/01/2026	JPY	260,000	1,805
0.100% due 03/10/2028 (f)		251,341	1,807
0.100% due 03/10/2029 (f)		893,784	6,461

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.400% due 06/20/2029	JPY	60,000	$416
0.500% due 03/20/2049		199,000	1,001
0.700% due 12/20/2048		6,000	32
0.700% due 06/20/2051		168,000	851
1.500% due 09/20/2043		200,000	1,359
2.200% due 06/20/2054		120,000	856

			14,588

Total Japan (Cost $18,236)			15,609

KAZAKHSTAN 0.4%

CORPORATE BONDS & NOTES 0.4%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		$700	612
5.750% due 04/19/2047		200	185
6.375% due 10/24/2048		200	199

Total Kazakhstan (Cost $877)			996

		SHARES
LUXEMBOURG 1.0%
COMMON STOCKS 0.5%

Drillco Holding Lux SA «(g)		35,766	882

Forsea Holding SA «		14,931	368

			1,250

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.5%

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		$676	700

FORESEA Holding SA
7.500% due 06/15/2030		632	607

			1,307

Total Luxembourg (Cost $1,815)			2,557

MALAYSIA 0.4%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
2.480% due 01/28/2032		$200	174
4.550% due 04/21/2050		200	186

			360

SOVEREIGN ISSUES 0.3%

Malaysia Government International Bond
3.519% due 04/20/2028	MYR	3,431	834

Total Malaysia (Cost $1,133)			1,194

MEXICO 0.3%

SOVEREIGN ISSUES 0.3%

Mexico Government International Bond
4.490% due 05/25/2032	EUR	700	789
5.750% due 10/12/2110		$200	174

Total Mexico (Cost $970)			963

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Delta Air Lines, Inc.		$300	300
4.750% due 10/20/2028

Total Multinational (Cost $312)			300

NETHERLANDS 1.1%

CORPORATE BONDS & NOTES 1.1%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$700	713

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$900	$935

Prosus NV
1.207% due 01/19/2026	EUR	400	434
3.257% due 01/19/2027		$900	868

			2,950

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

EMF-NL Prime BV
4.462% due 04/17/2041 •	EUR	71	78

Total Netherlands (Cost $3,037)			3,028

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	400	217

Total New Zealand (Cost $277)			217

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	400	264

Total Norway (Cost $291)			264

PERU 1.6%

CORPORATE BONDS & NOTES 0.6%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	5,800	1,608

SOVEREIGN ISSUES 1.0%

Peru Government International Bond
5.375% due 02/08/2035		$400	411
5.875% due 08/08/2054		700	736
7.300% due 08/12/2033	PEN	5,600	1,634

			2,781

Total Peru (Cost $4,277)			4,389

PHILIPPINES 0.1%

SOVEREIGN ISSUES 0.1%

Philippines Government International Bond
6.250% due 01/14/2036	PHP	20,000	352

Total Philippines (Cost $486)			352

POLAND 1.3%

SOVEREIGN ISSUES 1.3%

Poland Government International Bond
3.875% due 02/14/2033	EUR	900	1,051
4.250% due 02/14/2043		400	468
4.625% due 03/18/2029		$800	819
4.875% due 10/04/2033		300	306
5.125% due 09/18/2034		600	618
5.500% due 04/04/2053		200	205

Total Poland (Cost $3,276)			3,467

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$200	176

Total Qatar (Cost $199)			176

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 1.4%

SOVEREIGN ISSUES 1.4%

Romania Government International Bond
1.375% due 12/02/2029	EUR	360	$345
1.750% due 07/13/2030		200	190
2.000% due 04/14/2033		900	780
2.625% due 12/02/2040		100	75
2.750% due 04/14/2041		100	75
2.875% due 04/13/2042		300	226
5.125% due 09/24/2031		1,000	1,119
5.625% due 02/22/2036		100	111
6.375% due 09/18/2033		100	120
6.625% due 09/27/2029		700	855

Total Romania (Cost $4,232)			3,896

SAUDI ARABIA 2.3%

CORPORATE BONDS & NOTES 0.3%

Saudi Arabian Oil Co.
3.500% due 04/16/2029		$900	869

SOVEREIGN ISSUES 2.0%

Saudi Government International Bond
3.250% due 10/22/2030		200	188
4.875% due 07/18/2033		800	815
5.000% due 01/16/2034		4,100	4,200
5.000% due 01/18/2053		300	279

			5,482

Total Saudi Arabia (Cost $6,242)			6,351

SERBIA 0.9%

SOVEREIGN ISSUES 0.9%

Serbia Government International Bond
1.650% due 03/03/2033	EUR	700	615
3.125% due 05/15/2027		1,400	1,531
6.000% due 06/12/2034		$300	309

Total Serbia (Cost $2,398)			2,455

SINGAPORE 0.8%

SOVEREIGN ISSUES 0.8%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	173	130
3.250% due 06/01/2054		2,225	1,957

Total Singapore (Cost $1,761)			2,087

SOUTH AFRICA 1.9%

SOVEREIGN ISSUES 1.9%

South Africa Government International Bond
5.375% due 07/24/2044		$200	167
8.000% due 01/31/2030	ZAR	33,400	1,866
8.875% due 02/28/2035		59,200	3,174

Total South Africa (Cost $5,138)			5,207

SOUTH KOREA 2.5%

SOVEREIGN ISSUES 2.5%

Korea Government International Bond
2.000% due 06/10/2031	KRW	718,630	517
2.375% due 12/10/2028		2,271,890	1,700
2.625% due 06/10/2028		699,880	530
3.250% due 03/10/2028		696,190	539
3.250% due 09/10/2042		244,320	194
4.250% due 12/10/2032		3,713,240	3,092
5.500% due 03/10/2028		360,000	298

Total South Korea (Cost $7,038)			6,870

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 0.7%

CORPORATE BONDS & NOTES 0.4%

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		$400	$416

Banco Santander SA
1.849% due 03/25/2026		200	192

CaixaBank SA
6.684% due 09/13/2027 •		400	416

			1,024

SOVEREIGN ISSUES 0.3%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	232

Spain Government International Bond
3.450% due 07/30/2066		530	557

			789

Total Spain (Cost $2,175)			1,813

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.7%

Asian Development Bank
6.150% due 02/25/2030	INR	173,700	2,037

Total Supranational (Cost $2,316)			2,037

SWITZERLAND 1.1%

CORPORATE BONDS & NOTES 1.1%

UBS AG
7.500% due 02/15/2028		$500	549

UBS Group AG
0.650% due 01/14/2028 •	EUR	800	843
3.869% due 01/12/2029 •		$500	489
6.537% due 08/12/2033 •		250	276
7.750% due 03/01/2029 •	EUR	610	778

Total Switzerland (Cost $2,720)			2,935

UNITED ARAB EMIRATES 0.9%

CORPORATE BONDS & NOTES 0.9%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031 (b)		$1,200	1,193
5.375% due 05/08/2029		900	938

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		200	214

Total United Arab Emirates (Cost $2,285)			2,345

UNITED KINGDOM 5.6%

ASSET-BACKED SECURITIES 0.4%

Tower Bridge Funding PLC
0.000% due 12/20/2066 •	GBP	800	1,071

CORPORATE BONDS & NOTES 3.0%

Antofagasta PLC
2.375% due 10/14/2030		$400	349

HSBC Holdings PLC
2.804% due 05/24/2032 •		200	177
4.041% due 03/13/2028 •		700	693
4.292% due 09/12/2026 •		600	597
4.856% due 05/23/2033 •	EUR	300	364
5.719% due 03/04/2035 •		$1,100	1,169
5.887% due 08/14/2027 •		300	308

John Lewis PLC
6.125% due 01/21/2025	GBP	100	134

NatWest Group PLC
5.778% due 03/01/2035 •		$1,100	1,170

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		400	280

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	111

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		$1,400	$1,484

Standard Chartered PLC
6.187% due 07/06/2027 •		700	719
6.296% due 07/06/2034 •		700	759

			8,203

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%

Alba PLC
5.289% due 11/25/2042 •	GBP	215	286

Great Hall Mortgages PLC
3.618% due 06/18/2039 •	EUR	51	57
5.239% due 06/18/2039 •	GBP	22	30

Newgate Funding PLC
4.081% due 12/15/2050 •	EUR	201	221

Ripon Mortgages PLC
5.680% due 08/28/2056 •	GBP	1,409	1,884

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •		1,919	2,576

			5,054

SOVEREIGN ISSUES 0.4%

United Kingdom Gilt
0.125% due 03/22/2051 (f)		211	204
0.625% due 11/22/2042 (f)		255	314
1.250% due 07/31/2051		10	7
4.375% due 07/31/2054		400	516

			1,041

Total United Kingdom (Cost $15,162)			15,369

UNITED STATES 85.7%

ASSET-BACKED SECURITIES 1.7%

ABFC Trust
5.289% due 01/25/2037 •		$382	216

ACE Securities Corp. Home Equity Loan Trust
5.869% due 12/25/2034 •		95	85

Argent Securities Trust
5.269% due 07/25/2036 •		629	171
5.449% due 07/25/2036 •		786	214

Bear Stearns Asset-Backed Securities Trust
5.769% due 09/25/2046 •		54	52

Countrywide Asset-Backed Certificates Trust
4.483% due 07/25/2036 ~		10	10
5.189% due 09/25/2037 •		40	42
5.689% due 07/25/2034 •		39	39

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •		7	7

Credit-Based Asset Servicing & Securitization LLC
5.612% due 07/25/2037 •		167	111

First Franklin Mortgage Loan Trust
6.244% due 07/25/2034 •		46	45

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		406	403

GSAA Home Equity Trust
5.869% due 08/25/2037 •		23	22

GSAMP Trust
5.059% due 01/25/2037 •		129	78
5.509% due 04/25/2036 •		552	372

HSI Asset Securitization Corp. Trust
5.409% due 12/25/2036 •		485	128

JP Morgan Mortgage Acquisition Trust
5.129% due 08/25/2036 •		3	1

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		12	12

MASTR Asset-Backed Securities Trust
5.449% due 03/25/2036 •		463	282

Merrill Lynch Mortgage Investors Trust
5.189% due 08/25/2037 •		432	225
5.489% due 04/25/2037 •		578	297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
5.059% due 01/25/2037 •		$460	$208
5.109% due 10/25/2036 •		515	229
5.109% due 11/25/2036 •		178	85
5.189% due 11/25/2036 •		178	85
5.199% due 10/25/2036 •		680	369

Renaissance Home Equity Loan Trust
5.797% due 08/25/2036 þ		478	183

SMB Private Education Loan Trust
6.792% due 02/16/2055 •		429	431

Specialty Underwriting & Residential Finance Trust
3.984% due 02/25/2037 þ		464	162

			4,564

CORPORATE BONDS & NOTES 5.3%

Athene Global Funding
6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~		600	604

Bank of America Corp.
3.384% due 04/02/2026 •		200	198
5.468% due 01/23/2035 •		600	631

Boeing Co.
6.388% due 05/01/2031		300	319

Bristol-Myers Squibb Co.
5.100% due 02/22/2031		300	314

Citibank NA
4.838% due 08/06/2029		100	102

Citigroup, Inc.
5.449% due 06/11/2035 •		1,100	1,148

Credit Suisse AG AT1 Claim		400	51

CVS Pass-Through Trust
7.507% due 01/10/2032		911	971

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		100	85

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		400	392

GA Global Funding Trust
2.250% due 01/06/2027		200	191

Glencore Funding LLC
5.371% due 04/04/2029		700	724

Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	500	506
2.615% due 04/22/2032 •		$700	619
6.484% due 10/24/2029 •		100	108

JPMorgan Chase & Co.
5.336% due 01/23/2035 •		900	941
6.087% due 10/23/2029 •		100	107

Las Vegas Sands Corp.
2.900% due 06/25/2025		300	295

Morgan Stanley
3.790% due 03/21/2030 •	EUR	700	800
3.955% due 03/21/2035 •		1,200	1,375

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		$300	268

Organon & Co.
2.875% due 04/30/2028	EUR	300	321

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	94
4.000% due 12/01/2046		100	80
4.550% due 07/01/2030		100	99

PacifiCorp
5.450% due 02/15/2034		300	312

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		800	796

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	300	343
5.125% due 02/13/2031		$300	312

Wells Fargo & Co.
5.389% due 04/24/2034 •		900	934
6.303% due 10/23/2029 •		500	535

			14,575

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
1.958% due 06/01/2025	$300	$295

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	194	201

		496

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%

Adjustable Rate Mortgage Trust
6.003% due 01/25/2035 ~	6	5

Banc of America Funding Trust
5.389% due 04/25/2037 •	45	36
5.495% due 04/20/2047 •	49	39
5.591% due 05/25/2035 ~	39	37
6.000% due 07/25/2037	140	118

Banc of America Mortgage Trust
6.000% due 10/25/2036	44	38

Barclays Commercial Mortgage Securities Trust
6.394% due 07/15/2037 •	800	793

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	703	618

BCAP LLC Trust
5.389% due 05/25/2047 •	158	149

Bear Stearns Adjustable Rate Mortgage Trust
4.788% due 04/25/2034 ~	52	50
5.495% due 02/25/2034 ~	4	4
5.993% due 08/25/2035 ~	3	3
7.660% due 02/25/2036 •	13	11

Bear Stearns ALT-A Trust
5.020% due 09/25/2035 ~	187	64
5.454% due 05/25/2035 ~	39	37

BWAY Mortgage Trust
6.461% due 09/15/2036 •	800	763

BX Trust
5.941% due 10/15/2036 •	607	604

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	559	510

Chase Mortgage Finance Trust
4.899% due 03/25/2037 ~	113	109
5.306% due 07/25/2037 ~	20	16

Citigroup Mortgage Loan Trust
4.708% due 04/25/2037 ~	89	79
4.726% due 05/25/2035 ~	15	15

Countrywide Alternative Loan Trust
3.152% due 06/25/2037 ~	93	73
5.285% due 07/20/2046 •	59	49
5.500% due 10/25/2035	13	9
5.500% due 02/25/2036	30	18
6.000% due 01/25/2037	228	193
6.000% due 02/25/2037	491	193
6.000% due 05/25/2037	424	192
6.250% due 12/25/2036 •	376	167
6.500% due 08/25/2037	307	134
8.000% due 10/25/2036	20	15

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037	103	48
6.250% due 09/25/2036	192	75

Countrywide Home Loan Reperforming REMIC Trust
5.309% due 06/25/2035 •	68	64

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 01/25/2060 (d)	665	594
2.500% due 07/25/2056 ~	150	127

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ	165	149

GCAT Trust
4.250% due 05/25/2067 ~	463	451

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.365% due 10/25/2033 ~	4	4

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	159	134
3.000% due 09/25/2052 ~	1,314	1,152

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
5.232% due 05/25/2037 ~	$10	$6

HarborView Mortgage Loan Trust
7.526% due 02/25/2036 ~	23	6

Impac Secured Assets Trust
6.068% due 07/25/2035 ~	41	38

IndyMac INDX Mortgage Loan Trust
4.129% due 06/25/2036 ~	135	118
4.593% due 12/25/2034 ~	2	2
5.449% due 07/25/2035 •	4	4

JP Morgan Alternative Loan Trust
4.573% due 12/25/2036 ~	12	12
4.842% due 05/25/2037 ~	160	143

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	642	542
3.000% due 01/25/2052 ~	1,255	1,103
3.000% due 03/25/2052 ~	1,338	1,177
3.000% due 04/25/2052 ~	1,212	1,066
3.000% due 05/25/2052 ~	1,590	1,395
5.533% due 10/25/2035 ~	142	111
5.738% due 02/25/2035 ~	2	2

Lehman Mortgage Trust
6.000% due 09/25/2037	70	66

Manhattan West Mortgage Trust
2.130% due 09/10/2039	800	742

Merrill Lynch Mortgage Investors Trust
4.243% due 03/25/2036 ~	60	29
5.389% due 02/25/2036 •	12	12

MFA Trust
6.105% due 12/25/2068 þ	423	427

Morgan Stanley Mortgage Loan Trust
4.179% due 05/25/2036 ~	126	68
4.992% due 09/25/2035 ~	102	32
5.750% due 02/25/2036 •	19	17

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	399	384
2.750% due 11/25/2059 ~	392	375
6.864% due 10/25/2063 þ	416	424

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •	900	875

PMT Loan Trust
2.500% due 07/25/2051 ~	721	608

Prime Mortgage Trust
5.469% due 02/25/2035 •	38	38
6.000% due 06/25/2036	1	1

PRPM Trust
6.221% due 11/25/2068 þ	443	449

Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036	38	28
5.169% due 05/25/2037 •	241	217
5.249% due 01/25/2037 •	9	16
5.309% due 12/25/2036 •	141	136
5.349% due 07/25/2036 •	180	161
5.369% due 11/25/2036 •	129	90

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037	12	10

Starwood Mortgage Trust
6.311% due 04/15/2034 •	347	344

Structured Adjustable Rate Mortgage Loan Trust
4.142% due 04/25/2036 ~	97	52
5.289% due 10/25/2035 •	54	51

Structured Asset Mortgage Investments Trust
5.369% due 05/25/2036 •	199	160
5.389% due 05/25/2036 •	16	11

Structured Asset Securities Corp.
5.249% due 01/25/2036 •	128	105

Structured Asset Securities Corp. Mortgage Loan Trust
5.259% due 10/25/2036 •	280	227

SunTrust Adjustable Rate Mortgage Loan Trust
6.036% due 02/25/2037 ~	68	61

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
5.709% due 09/25/2034 •	$12	$11

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	361	330
2.710% due 01/25/2060 ~	292	280
2.900% due 10/25/2059 ~	1,254	1,206

WaMu Mortgage Pass-Through Certificates Trust
3.966% due 10/25/2036 ~	236	204
4.059% due 12/25/2036 ~	154	137
5.529% due 11/25/2045 •	47	44
5.749% due 10/25/2044 •	40	39
6.523% due 08/25/2042 •	3	2

Washington Mutual Mortgage Pass-Through Certificates Trust
5.289% due 02/25/2037 •	290	223
5.500% due 11/25/2035	54	49
6.500% due 08/25/2035	43	39

		22,444

U.S. GOVERNMENT AGENCIES 54.2%

Export-Import Bank of the United States
1.581% due 11/16/2024	163	162

Fannie Mae
3.000% due 03/01/2060	256	227
3.500% due 01/01/2059	605	560
5.795% due 06/25/2036 •	16	15
6.151% due 01/25/2051 •	454	461

Freddie Mac
0.892% due 01/15/2038 ~(a)	225	16
5.816% due 01/15/2038 •	225	226

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	1,741	1,589
5.645% due 01/20/2068 •	610	604

Ginnie Mae, TBA
2.500% due 11/01/2054	3,100	2,735
3.000% due 11/01/2054	8,900	8,124

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	1,573	1,305
2.500% due 02/01/2051 - 01/01/2052	1,077	935
3.000% due 02/01/2027 - 09/01/2042	21	19
3.500% due 01/01/2026 - 07/01/2050	509	485
4.000% due 01/01/2037 - 06/01/2050	275	268
4.500% due 11/01/2025 - 08/01/2041	99	101
5.000% due 08/01/2033 - 10/01/2041	58	61
5.500% due 07/01/2035 - 02/01/2041	59	60
6.000% due 06/01/2026 - 09/01/2054	44,313	45,305
6.500% due 12/01/2053 - 02/01/2054	2,254	2,325

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2054	300	259
3.000% due 10/01/2054	4,700	4,219
4.000% due 11/01/2054	2,065	1,986
4.500% due 11/01/2054	17,500	17,213
5.000% due 11/01/2054	700	700
6.000% due 10/01/2054	19,800	20,239
6.500% due 11/01/2054	36,400	37,510

		147,709

U.S. TREASURY OBLIGATIONS 16.1%

U.S. Treasury Bonds
1.625% due 11/15/2050 (h)	1,600	941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 02/15/2041 (h)		$5,000	$3,669
2.250% due 08/15/2049 (h)		1,300	901
2.875% due 05/15/2052		200	157
3.000% due 02/15/2048 (h)		800	651
3.000% due 02/15/2049 (h)		725	587
3.375% due 11/15/2048 (h)		1,180	1,023
4.125% due 08/15/2044		250	248

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (h)		2,374	2,332
0.125% due 10/15/2025		121	119
0.125% due 07/15/2030 (j)		613	570
0.125% due 07/15/2031 (h)		3,286	3,007
0.125% due 01/15/2032		1,475	1,334
0.250% due 01/15/2025 (h)		3,054	3,017
0.375% due 07/15/2025		398	392
0.500% due 01/15/2028 (h)		4,208	4,075
0.625% due 07/15/2032		217	203
1.125% due 01/15/2033		1,478	1,427
2.375% due 01/15/2025 (h)		2,169	2,155
2.500% due 01/15/2029 (h)		3,296	3,439
3.875% due 04/15/2029 (j)		765	845

U.S. Treasury Notes
2.750% due 07/31/2027 (h)		2,500	2,445
2.875% due 04/30/2025 (h)(j)		5,200	5,158
3.500% due 02/15/2033 (l)		500	491
4.000% due 02/29/2028		300	304
4.000% due 02/15/2034 (h)		2,000	2,035
4.500% due 11/15/2033 (h)		2,300	2,429

			43,954

Total United States (Cost $239,413)			233,742

SHORT-TERM INSTRUMENTS 1.8%

JAPAN TREASURY BILLS 1.2%
0.176% due 05/20/2025 - 06/20/2025 (c)(d)	JPY	470,000	3,267

ROMANIA TREASURY BILLS 0.6%
5.952% due 06/30/2025 (d)(e)	RON	7,500	1,608

Total Short-Term Instruments (Cost $4,567)			4,875

Total Investments in Securities (Cost $395,806)			386,518

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III		75,541	736

Total Short-Term Instruments (Cost $735)			736

Total Investments in Affiliates (Cost $735)			736

Total Investments 142.1% (Cost $396,541)			$387,254

Financial Derivative Instruments (i)(k) 1.2% (Cost or Premiums, net $2,612)			3,199

Other Assets and Liabilities, net (43.3)%			(117,894)

Net Assets 100.0%			$272,559

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	113

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	715	882	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	5.040%	09/19/2024	10/03/2024	$(7,070)	$(7,082)
BSN	5.030	09/19/2024	10/10/2024	(19,736)	(19,769)
DEU	5.000	09/27/2024	10/03/2024	(101)	(101)
	5.020	09/23/2024	10/01/2024	(2,053)	(2,055)
	5.080	10/01/2024	10/08/2024	(921)	(921)
GRE	5.020	09/23/2024	10/07/2024	(2,459)	(2,462)
JPS	5.050	09/25/2024	10/02/2024	(2,108)	(2,110)

Total Reverse Repurchase Agreements					$(34,500)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (26.0)%
U.S. Government Agencies (26.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2039	$5,100	$(4,697)	$(4,675)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	19,900	(16,676)	(16,480)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	600	(562)	(559)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2054	2,200	(2,231)	(2,226)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2054	27,200	(27,793)	(27,803)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2054	18,800	(19,171)	(19,215)

Total Short Sales (26.0)%				$(71,130)	$(70,958)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(7,082)	$0	$(7,082)	$7,082	$0
BSN	0	(19,769)	0	(19,769)	19,487	(282)

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
DEU	$0	$(3,077)	$0	$(3,077)	$2,134	$(943)
GRE	0	(2,462)	0	(2,462)	2,445	(17)
JPS	0	(2,110)	0	(2,110)	2,083	(27)

Total Borrowings and Other Financing Transactions	$0	$(34,500)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(2,055)	$(31,524)	$0	$0	$(33,579)

Total Borrowings	$(2,055)	$(31,524)	$0	$0	$(33,579)

Payable for reverse repurchase agreements(3)					$(33,579)

(h)	Securities with an aggregate market value of $33,231 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(2,783) at a weighted average interest rate of 5.093%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(921) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	87	$20,721	$37	$0	$(5)
3-Month SOFR Active Contract September Futures	12/2025	87	21,083	151	0	(24)
Australia Government 3-Year Bond December Futures	12/2024	8	593	(1)	0	(1)
Australia Government 10-Year Bond December Futures	12/2024	17	1,368	(10)	0	(4)
Canada Government 5-Year Bond December Futures	12/2024	115	9,816	43	0	0
Euro-Bund 10-Year Bond December Futures	12/2024	27	4,055	67	13	0
U.S. Treasury 2-Year Note December Futures	12/2024	52	10,829	22	0	(19)
U.S. Treasury 10-Year Note December Futures	12/2024	2	229	0	0	(1)

				$309	$13	$(54)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	175	$(42,212)	$(264)	$55	$0
Canada Government 10-Year Bond December Futures	12/2024	23	(2,126)	(12)	0	0
Euro-BTP December Futures	12/2024	4	(541)	(13)	0	(1)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	35	(4,942)	(29)	0	(21)
Euro-Schatz December Futures	12/2024	13	(1,551)	(7)	0	(1)
Japan Government 10-Year Bond December Futures	12/2024	25	(25,161)	(54)	99	(56)
U.S. Treasury 5-Year Note December Futures	12/2024	262	(28,789)	(39)	96	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	45	(5,323)	7	23	0
U.S. Treasury 30-Year Bond December Futures	12/2024	59	(7,327)	81	41	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	8	(1,065)	13	6	0
United Kingdom Long Gilt December Futures	12/2024	93	(12,238)	75	24	(20)

				$(242)	$344	$(99)

Total Futures Contracts				$67	$357	$(153)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	115

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$	2,400	$3	$(29)	$(26)	$1	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034		24,100	(140)	(4)	(144)	2	(1)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	3,200	(9)	3	(6)	3	0

						$(146)	$(30)	$(176)	$6	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$	3,500	$77	$3	$80	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		8,800	198	2	200	0	0

						$275	$5	$280	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	3,600	$(9)	$(20)	$(29)	$3	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		8,700	(20)	(90)	(110)	0	(5)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		16,700	314	48	362	0	(9)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		16,750	170	28	198	7	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		1,900	32	87	119	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		100	2	(3)	(1)	0	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	433,590	30	(23)	7	0	(4)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	330,000	(3)	0	(3)	1	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		943,600	0	(40)	(40)	17	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		100,000	0	(2)	(2)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,870,000	(43)	207	164	0	(33)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		280,000	(22)	3	(19)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		840,000	(399)	23	(376)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		60,000	2	71	73	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		180,000	17	10	27	0	(4)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		40,000	4	3	7	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	18,620	21	(316)	(295)	0	(11)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	131,850	(15)	(20)	(35)	0	(1)
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		330,340	5	(215)	(210)	0	(2)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		36,730	(1)	(39)	(40)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.959	Semi-Annual	05/31/2025	$	6,900	(352)	383	31	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		9,600	36	33	69	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		900	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		3,100	23	(13)	10	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	141	(199)	(58)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		12,700	3	383	386	25	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		15,100	101	42	143	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		4,200	0	32	32	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		1,500	(3)	33	30	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		3,510	(344)	(45)	(389)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,900	159	75	234	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		1,420	0	34	34	0	(3)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		4,000	89	15	104	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		520	1	10	11	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		9,810	(246)	246	0	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		26,000	457	(1,272)	(815)	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,600	(5)	(65)	(70)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		500	(2)	(8)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		300	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		1,300	(5)	(25)	(30)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,100	(4)	(17)	(21)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		900	(4)	(16)	(20)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		100	0	(2)	(2)	0	0

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2034	$	14,100	$599	$(51)	$548	$0	$(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		3,080	393	(300)	93	12	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		1,300	(150)	(6)	(156)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		800	60	(84)	(24)	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		400	31	(15)	16	0	(1)
Pay	1-Year BRL-CDI	6.750	Maturity	01/02/2025	BRL	3,500	34	(87)	(53)	0	0
Pay(5)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	18,700	21	5	26	0	(24)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(38)	(57)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	(17)	(20)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	(15)	(15)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	(13)	(13)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		800	0	(6)	(6)	0	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	112,370	132	216	348	0	(20)
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	2,900	(19)	(11)	(30)	0	(4)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		15,100	129	162	291	48	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		1,200	0	(51)	(51)	0	(6)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		3,600	0	(164)	(164)	0	(20)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		1,600	0	(71)	(71)	0	(8)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		2,100	0	(97)	(97)	0	(11)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		5,000	0	(234)	(234)	0	(27)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,400	(4)	(42)	(46)	0	(8)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,000	(3)	0	(3)	0	(3)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		35,200	252	360	612	204	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		9,149	45	(46)	(1)	0	(94)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029	ILS	100	0	0	0	0	0
Pay	3-Month ILS-TELBOR	4.160	Annual	09/18/2029		3,700	0	(2)	(2)	0	(2)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		1,500	0	(1)	(1)	0	(1)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		2,400	0	(3)	(3)	0	(1)
Pay	3-Month ILS-TELBOR	4.405	Annual	09/25/2029		9,200	0	22	22	0	(5)
Pay(5)	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		4,200	0	(1)	(1)	0	(1)
Pay(5)	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		4,100	0	(1)	(1)	0	(1)
Receive(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	7,620,780	(85)	7	(78)	0	(4)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	2,700	21	90	111	0	(1)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(52)	(57)	0	(1)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		6,400	188	434	622	8	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		11,700	(39)	174	135	0	(16)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		3,200	50	(7)	43	0	(6)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	9,120	83	109	192	12	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		400	(2)	(22)	(24)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		900	(5)	(49)	(54)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		600	(4)	(31)	(35)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,000	(4)	(43)	(47)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		500	(2)	(22)	(24)	1	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		4,090	(61)	(62)	(123)	0	(13)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		800	(2)	44	42	4	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	36	(26)	8	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	57	70	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	46	53	0	(1)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	15	1	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	(15)	19	4	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(72)	(72)	1	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	31	(150)	(119)	0	(2)
Receive(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	6,800	(10)	(22)	(32)	0	(3)
Pay(5)	CAONREPO	3.500	Annual	03/19/2026		9,300	0	58	58	4	0
Receive(5)	CAONREPO	2.910	Annual	06/19/2026		3,900	0	(11)	(11)	0	(2)
Pay(5)	CAONREPO	3.500	Semi-Annual	12/18/2026		1,200	16	(1)	15	1	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,300	(112)	46	(66)	3	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		1,900	30	(81)	(51)	0	(5)
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		1,900	58	18	76	5	0
Receive(5)	CAONREPO	3.250	Semi-Annual	12/18/2034		1,000	(34)	7	(27)	0	(3)
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		100	(11)	5	(6)	1	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	26	(74)	(48)	0	(8)
Pay(5)	CAONREPO	3.250	Semi-Annual	12/18/2054		200	11	(2)	9	1	0

							$1,693	$(797)	$896	$524	$(538)

Total Swap Agreements							$1,822	$(822)	$1,000	$530	$(539)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	117

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$357	$532	$889	$0	$(153)	$(542)	$(695)

(j)

Securities with an aggregate market value of $2,162 and cash of $6,048 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $2 and liability of $(3) for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$1,749	CNH	12,516	$40	$0

BOA	10/2024	INR	199,987		$2,382	0	(2)
	10/2024	KRW	438,880		328	0	(5)
	10/2024	PEN	2,954		785	0	(12)
	10/2024		$877	CNH	6,347	30	0
	10/2024		542	EUR	486	0	(1)
	10/2024		359	GBP	274	7	0
	10/2024		173	HKD	1,346	0	0
	10/2024		288	INR	24,156	0	0
	10/2024		361	PLN	1,396	2	(1)
	10/2024		50	RON	227	1	0
	10/2024		599	ZAR	10,703	20	0
	10/2024	ZAR	23,493		$1,331	0	(27)
	02/2025	CNH	643		90	0	(3)
	04/2025	DKK	8,200		1,209	0	(26)

BPS	10/2024	BRL	23,976		4,401	0	0
	10/2024	CAD	3,484		2,581	5	0
	10/2024	CNH	20,232		2,837	0	(54)
	10/2024	EUR	482		536	0	(1)
	10/2024	INR	31,551		376	0	0
	10/2024	JPY	1,150,290		7,992	3	(14)
	10/2024	KRW	1,334,272		997	0	(15)
	10/2024	PLN	1,255		328	1	0
	10/2024	SEK	7,977		781	0	(4)
	10/2024	THB	10,729		323	0	(11)
	10/2024		$4,286	BRL	23,976	115	0
	10/2024		10,325	CNH	73,932	240	0
	10/2024		220	CNY	1,556	2	0
	10/2024		197	DKK	1,319	0	0
	10/2024		2,500	EUR	2,253	8	(1)
	10/2024		615	HKD	4,789	1	0

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$422	HUF	151,913	$3	$0
	10/2024		437	IDR	6,714,834	5	0
	10/2024		307	KRW	404,918	1	0
	10/2024		477	NZD	767	10	0
	10/2024	ZAR	2,633		$153	1	0
	11/2024	DKK	1,317		197	0	0
	11/2024	TWD	1,081		34	0	0
	11/2024		$8,941	CNH	64,295	266	0
	11/2024		328	PLN	1,256	0	(1)
	12/2024	MXN	9,176		$470	9	0
	12/2024		$200	CNH	1,434	6	0
	12/2024		743	MXN	14,967	9	0
	01/2025	CNH	1,286		$180	0	(5)
	04/2025	BRL	7,500		1,344	2	0

BRC	10/2024	EUR	100	RON	500	0	0
	10/2024	GBP	4,277		$5,642	0	(76)
	10/2024	ILS	163		44	0	0
	10/2024	JPY	140,000		902	0	(75)
	10/2024	NZD	228		144	0	(1)
	10/2024	PLN	5,503		1,433	4	0
	10/2024		$346	CNH	2,478	8	0
	10/2024		3,870	JPY	574,997	142	(9)
	10/2024		569	MYR	2,482	33	0
	10/2024		523	PLN	2,007	0	(2)
	10/2024		514	RON	2,346	10	0
	10/2024		36	SEK	362	0	0
	10/2024		962	TRY	34,089	31	0
	11/2024	SEK	362		$36	0	0
	11/2024		$144	NZD	228	1	0
	11/2024		0	PLN	1	0	0
	02/2025		90	CNH	642	3	0
	04/2025	JPY	112,000		$765	0	(33)
	05/2025		300,000		2,052	0	(92)

BSH	10/2024	PEN	6,106		1,622	0	(25)

CBK	10/2024	CNH	60,457		8,521	0	(118)
	10/2024	GBP	927		1,226	0	(14)
	10/2024	ILS	759		205	2	(1)
	10/2024	KRW	1,310,180		985	0	(9)
	10/2024		$855	AUD	1,271	24	0
	10/2024		282	CAD	382	1	0
	10/2024		2,023	CNY	14,295	19	0
	10/2024		39	DKK	262	0	0
	10/2024		3,086	EUR	2,770	0	(3)
	10/2024		2,351	IDR	36,461,168	46	0
	10/2024		50	ILS	184	0	(1)
	10/2024		8,238	INR	692,915	23	0
	10/2024		490	JPY	70,000	0	(3)
	10/2024		615	PHP	34,343	0	(4)
	10/2024		1,990	THB	66,164	68	0
	10/2024		718	VND	18,011,432	16	0
	10/2024		1,678	ZAR	30,591	91	0
	10/2024	VND	2,901,303		$118	0	0
	10/2024	ZAR	9,451		537	0	(10)
	11/2024	CNH	41,337		5,859	0	(61)
	11/2024	DKK	262		39	0	0
	11/2024	TWD	4,420		139	0	(2)
	11/2024		$13,206	CNH	94,184	281	0
	11/2024		471	CNY	3,294	0	0
	12/2024	MXN	5,136		$263	5	0
	12/2024		$631	COP	2,674,211	0	(1)
	01/2025		180	CNH	1,285	5	0
	01/2026	JPY	70,000		$516	6	0

CIB	12/2024		$324	PEN	1,219	5	0

DUB	10/2024	BRL	21,834		$3,935	0	(73)
	10/2024	KRW	770,466		577	0	(7)
	10/2024	MYR	3,090		716	0	(33)
	10/2024	PHP	8,750		157	1	0
	10/2024	PLN	1,554		405	2	0
	10/2024		$4,008	BRL	21,834	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	119

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$412	IDR	6,347,879	$5	$0
	10/2024		897	JPY	135,003	43	0
	10/2024		1,104	PLN	4,260	5	(2)
	11/2024		405		1,555	0	(2)
	01/2025		3,935	BRL	22,067	71	0
	02/2025	PEN	3,019		$806	0	(7)
	02/2025		$2,011	MXN	40,682	13	0
	04/2025	JPY	158,000		$1,079	0	(47)
	04/2025		$1,973	JPY	270,000	0	(49)

FAR	10/2024	BRL	2,107		$387	0	0
	10/2024	JPY	87,722		611	0	0
	10/2024	NZD	539		339	0	(4)
	10/2024		$1,379	AUD	2,006	8	0
	10/2024		381	BRL	2,107	5	0
	10/2024		29,569	EUR	26,443	0	(134)
	10/2024		12,810	JPY	1,845,346	30	0
	11/2024	AUD	2,006		$1,380	0	(8)
	11/2024	EUR	26,443		29,610	134	0
	11/2024	JPY	1,836,840		12,810	0	(30)
	11/2024		$339	NZD	539	4	0
	12/2024	COP	532,286		$125	0	0

GLM	10/2024	CAD	1,382		1,024	2	0
	10/2024	EUR	372	RON	1,857	1	0
	10/2024	INR	6,879		$82	0	0
	10/2024	JPY	42,595		293	0	(3)
	10/2024	MYR	3,091		718	0	(32)
	10/2024	RON	51		11	0	0
	10/2024		$3	IDR	46,045	0	0
	10/2024		50	ILS	185	0	0
	10/2024		728	INR	61,233	2	0
	10/2024		2,437	JPY	360,000	89	(21)
	10/2024		18	KRW	23,670	0	0
	10/2024		716	MYR	3,091	33	0
	10/2024		1,086	PLN	4,311	34	0
	11/2024	CNH	4,519		$639	0	(8)
	11/2024	MXN	2,986		149	0	(1)
	12/2024		2,459		128	5	0
	02/2025		$906	MXN	18,441	12	0
	04/2025	BRL	9,800		$1,771	18	0
	06/2025	JPY	170,000		1,134	0	(84)
	01/2026		190,000		1,411	27	0

IND	10/2024	KRW	450,687		337	0	(5)
	10/2024		$46	IDR	706,256	1	0
	10/2024		462	MYR	1,999	23	0

JPM	10/2024	CNH	15,331		$2,163	0	(27)
	10/2024	DKK	2,980		446	0	0
	10/2024	IDR	12,129,684		788	0	(10)
	10/2024	ILS	735		197	1	(1)
	10/2024	JPY	140,000		1,132	158	0
	10/2024	KRW	431,337		323	0	(5)
	10/2024	NOK	268		25	0	0
	10/2024	PLN	1,883		491	2	0
	10/2024	TRY	13,242		383	0	(4)
	10/2024		$2,514	CAD	3,414	11	0
	10/2024		5,022	CNH	35,947	115	0
	10/2024		256	CNY	1,809	2	0
	10/2024		413	DKK	2,754	0	(2)
	10/2024		9	IDR	147,368	0	0
	10/2024		512	ILS	1,855	0	(14)
	10/2024		123	KRW	162,972	1	0
	10/2024		1,341	PLN	5,200	10	(1)
	10/2024	ZAR	40,311		$2,302	0	(28)
	11/2024	DKK	2,749		413	2	0
	11/2024	TWD	564		17	0	(1)
	11/2024		$2,163	CNH	15,296	27	0
	11/2024		249	CNY	1,739	0	0
	11/2024		25	NOK	268	0	0
	11/2024		228	TRY	8,450	10	0
	12/2024	CNH	1,435		$200	0	(6)
	12/2024		$903	TRY	34,080	22	0

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2025		$256	TRY	11,261	$10	$0

MBC	10/2024	AUD	396		$269	0	(5)
	10/2024	JPY	1,821,161		13,565	916	(23)
	10/2024	KRW	1,584,200		1,186	0	(16)
	10/2024	MYR	4,421		1,017	0	(54)
	10/2024	PLN	1,401		367	3	0
	10/2024		$758	AUD	1,138	29	0
	10/2024		8,189	CAD	11,003	0	(54)
	10/2024		574	CHF	484	0	(2)
	10/2024		1,479	CNY	10,419	8	0
	10/2024		23,872	EUR	21,504	66	0
	10/2024		6,594	GBP	4,930	0	(3)
	10/2024		70	IDR	1,087,969	1	0
	10/2024		2	KRW	2,652	0	0
	10/2024		26	NOK	279	0	0
	10/2024		743	SEK	7,615	7	0
	10/2024		1,418	SGD	1,822	0	(1)
	10/2024	ZAR	11,111		$647	5	0
	11/2024	CAD	10,994		8,189	54	0
	11/2024	CNH	2,701		384	0	(3)
	11/2024	GBP	4,930		6,593	3	0
	11/2024	RON	305	EUR	61	0	0
	11/2024	SGD	1,819		$1,418	1	0
	11/2024	TWD	907		28	0	0
	11/2024		$1,063	PLN	4,098	5	(3)
	12/2024	CNH	2,741		$384	0	(9)
	12/2024	MXN	833		43	1	0
	12/2024		$384	CNH	2,740	9	0
	01/2025	DKK	2,200		$323	0	(7)

MYI	10/2024		2,168		323	0	(1)
	10/2024	EUR	54,393		60,621	73	0
	10/2024	KRW	618,964		463	0	(7)
	10/2024	MYR	561		131	0	(5)
	10/2024	SGD	1,821		1,399	0	(18)
	10/2024		$568	CZK	13,181	14	0
	10/2024		389	DKK	2,602	0	0
	10/2024		73	IDR	1,128,796	1	0
	10/2024		2,627	JPY	371,400	0	(43)
	10/2024		4	KRW	5,260	0	0
	11/2024	DKK	2,597		$389	0	0
	11/2024	TWD	585		19	0	0
	12/2024	MXN	994		49	0	0

NGF	10/2024		$247	IDR	3,817,158	4	0

RBC	10/2024	AUD	233		$159	0	(2)
	12/2024	MXN	2,853		144	0	0

RYL	10/2024		$3,600	JPY	510,000	0	(39)

SCX	10/2024	CNH	1,338		$186	0	(5)
	10/2024	CZK	1,642		73	0	0
	10/2024	DKK	1,799		268	0	(1)
	10/2024	JPY	2,797		19	0	0
	10/2024	RON	2,777		622	1	0
	10/2024		$1,575	EUR	1,419	5	0
	10/2024		3,164	INR	265,911	7	0
	10/2024		718	MYR	3,090	32	0
	11/2024	TWD	169		$5	0	0
	11/2024		$4,161	CNH	30,107	151	0
	12/2024	PEN	386		$102	0	(2)
	12/2024		$291	KZT	141,755	0	0

SOG	10/2024	EUR	850	RON	4,246	3	0
	11/2024		243		1,216	1	0

SSB	12/2024	MXN	641		$33	1	0

TOR	10/2024	AUD	3,786		2,568	0	(50)
	10/2024	CAD	10,254		7,619	36	0
	10/2024	JPY	510,000		3,367	0	(194)
	10/2024		$130	JPY	18,794	1	0
	11/2024	JPY	18,708		$130	0	(1)
	12/2024	CLP	135,821		147	0	(4)

UAG	10/2024	BRL	4,258		771	0	(11)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	121

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	CHF	2,995		$3,565	$26	$0
	10/2024	HKD	977		126	0	0
	10/2024		$781	BRL	4,258	0	0
	10/2024		2,958	CHF	2,509	7	0
	10/2024		508	PLN	1,972	5	0
	10/2024		1,415	ZAR	25,900	82	0
	11/2024	CHF	2,499		$2,958	0	(7)
	11/2024		$26	PLN	100	0	0

Total Forward Foreign Currency Contracts						$4,108	$(1,942)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.400	12/06/2024	60	$5	$1
	Call - OTC USD versus CNH		7.325	01/14/2025	70	7	1
	Call - OTC USD versus CNH		7.400	01/14/2025	50	4	1
	Call - OTC USD versus CNH		7.400	01/23/2025	50	5	1

BRC	Call - OTC USD versus CNH		7.300	02/14/2025	60	6	1

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	50	5	1
	Call - OTC USD versus CNH		7.450	02/14/2025	50	5	1

MBC	Call - OTC USD versus CNH		7.350	12/06/2024	100	10	2
	Call - OTC USD versus CNH		7.375	02/14/2025	70	7	1

SCX	Call - OTC USD versus CNH		7.300	02/14/2025	30	3	1

						$57	$11

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.930%	06/23/2025	1,200	$ 43	$21

BRC	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	200	7	4

DUB	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.065	06/24/2025	1,100	33	16
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.960	06/25/2025	1,600	55	28
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	400	17	9

FAR	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.875	02/03/2025	2,300	14	4

JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	14,000	18	2
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	18,600	15	6

NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	2,000	3	0

							$ 205	$90

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	600	$45	$289

Total Purchased Options						$307	$390

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250%	06/23/2025	4,600	$ (44)	$(11)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(231)

BRC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.350	09/25/2025	800	(8)	(3)

DUB	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.400	06/24/2025	4,200	(33)	(8)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.280	06/25/2025	1,200	(12)	(3)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.300	06/25/2025	5,000	(44)	(11)

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.330%	09/25/2025	1,500	$(16)	$(5)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	900	(3)	(3)

JPM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Receive	0.820	12/16/2024	2,800	(20)	0

Total Written Options							$(228)	$(278)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$	600	$(20)	$0	$0	$(20)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316		500	(16)	0	0	(16)

								$(36)	$0	$0	$(36)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.106%	$	400	$(9)	$12	$3	$0

BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		100	(9)	8	0	(1)

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106		200	(5)	6	1	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199		2,900	(14)	0	0	(14)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106		400	(10)	13	3	0

GST	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.689		3,400	48	3	51	0

								$1	$42	$58	$(15)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$	2,288	JPY	338,200	$(9)	$3	$0	$(6)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		2,684		394,200	(9)	4	0	(5)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		10,610		1,553,700	98	16	114	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		2,687		393,700	(4)	5	1	0

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		2,028		283,900	104	4	108	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	123

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$	2,266	JPY	334,300	$(5)	$4	$0	$(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		5,057		704,400	273	9	282	0

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		4,286		597,000	257	8	265	0

									$705	$53	$770	$(12)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/18/2029	MYR	12,610	$(17)	$9	$0	$(8)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		1,690	(5)	1	0	(4)

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		7,080	9	(14)	0	(5)
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029		2,020	3	(4)	0	(1)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		8,030	51	(71)	0	(20)

JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0

								$41	$(79)	$0	$(38)

Total Swap Agreements								$711	$16	$828	$(101)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$40	$0	$0	$40	$0	$0	$0	$0	$40	$0	$40
BOA	60	21	3	84	(77)	(11)	0	(88)	(4)	0	(4)
BPS	687	293	115	1,095	(106)	(231)	(24)	(361)	734	(740)	(6)
BRC	232	5	109	346	(288)	(3)	0	(291)	55	0	55
BSH	0	0	0	0	(25)	0	0	(25)	(25)	0	(25)
CBK	587	2	285	874	(227)	0	(15)	(242)	632	(300)	332
CIB	5	0	0	5	0	0	0	0	5	0	5
DUB	140	53	0	193	(220)	(27)	0	(247)	(54)	0	(54)
FAR	181	4	0	185	(176)	(6)	0	(182)	3	0	3
GLM	223	0	0	223	(149)	0	0	(149)	74	(260)	(186)
GST	0	0	316	316	0	0	(46)	(46)	270	0	270
IND	24	0	0	24	(5)	0	0	(5)	19	0	19
JPM	371	8	0	379	(99)	0	0	(99)	280	(260)	20
MBC	1,108	3	0	1,111	(180)	0	0	(180)	931	(880)	51
MYC	0	0	0	0	0	0	(16)	(16)	(16)	0	(16)
MYI	88	0	0	88	(74)	0	0	(74)	14	0	14
NGF	4	0	0	4	0	0	0	0	4	0	4
RBC	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
RYL	0	0	0	0	(39)	0	0	(39)	(39)	0	(39)
SCX	196	1	0	197	(8)	0	0	(8)	189	0	189
SOG	4	0	0	4	0	0	0	0	4	0	4
SSB	1	0	0	1	0	0	0	0	1	0	1
TOR	37	0	0	37	(249)	0	0	(249)	(212)	280	68
UAG	120	0	0	120	(18)	0	0	(18)	102	0	102

Total Over the Counter	$4,108	$390	$828	$5,326	$(1,942)	$(278)	$(101)	$(2,321)

(l)

Securities with an aggregate market value of $280 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$357	$357
Swap Agreements	0	6	0	0	526	532

	$0	$6	$0	$0	$883	$889

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,108	$0	$4,108
Purchased Options	0	0	0	11	379	390
Swap Agreements	0	58	0	770	0	828

	$0	$58	$0	$4,889	$379	$5,326

	$0	$64	$0	$4,889	$1,262	$6,215

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$153	$153
Swap Agreements	0	1	0	0	541	542

	$0	$1	$0	$0	$694	$695

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,942	$0	$1,942
Written Options	0	0	0	0	278	278
Swap Agreements	0	51	0	12	38	101

	$0	$51	$0	$1,954	$316	$2,321

	$0	$52	$0	$1,954	$1,010	$3,016

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	125

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$37	$37
Futures	0	0	0	0	(1,623)	(1,623)
Swap Agreements	0	(193)	0	0	2,789	2,596

	$0	$(193)	$0	$0	$1,203	$1,010

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,988)	$0	$(1,988)
Written Options	0	0	0	0	213	213
Swap Agreements	0	64	0	(399)	(4)	(339)

	$0	$64	$0	$(2,387)	$209	$(2,114)

	$0	$(129)	$0	$(2,387)	$1,412	$(1,104)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(4)	$(4)
Futures	0	0	0	0	871	871
Swap Agreements	0	151	0	0	(3,194)	(3,043)

	$0	$151	$0	$0	$(2,327)	$(2,176)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21	$0	$21
Purchased Options	0	0	0	(46)	(58)	(104)
Written Options	0	0	0	0	80	80
Swap Agreements	0	(35)	0	(29)	0	(64)

	$0	$(35)	$0	$(54)	$22	$(67)

	$0	$116	$0	$(54)	$(2,305)	$(2,243)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$37	$0	$37
Australia
Sovereign Issues	0	1,382	0	1,382
Brazil
Sovereign Issues	0	3,011	0	3,011
Canada
Corporate Bonds & Notes	0	2,504	0	2,504
Sovereign Issues	0	7,183	0	7,183
Cayman Islands
Asset-Backed Securities	0	14,472	0	14,472
Corporate Bonds & Notes	0	743	0	743
Sovereign Issues	0	313	0	313
Chile
Corporate Bonds & Notes	0	893	0	893
Sovereign Issues	0	1,314	0	1,314
China
Sovereign Issues	0	200	0	200
Colombia
Corporate Bonds & Notes	0	716	0	716
Sovereign Issues	0	1,239	0	1,239
Czech Republic
Sovereign Issues	0	255	0	255
Denmark
Corporate Bonds & Notes	0	2,483	0	2,483
Dominican Republic
Sovereign Issues	0	977	0	977
Ecuador
Sovereign Issues	0	292	0	292

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
France
Corporate Bonds & Notes	$0	$1,911	$0	$1,911
Sovereign Issues	0	2,848	0	2,848
Germany
Corporate Bonds & Notes	0	1,270	0	1,270
Sovereign Issues	0	455	0	455
Guatemala
Sovereign Issues	0	199	0	199
Hungary
Sovereign Issues	0	3,713	0	3,713
India
Corporate Bonds & Notes	0	625	0	625
Indonesia
Sovereign Issues	0	1,389	0	1,389
Ireland
Asset-Backed Securities	0	6,830	0	6,830
Corporate Bonds & Notes	0	572	0	572
Israel
Sovereign Issues	0	1,285	0	1,285
Italy
Corporate Bonds & Notes	0	2,129	0	2,129
Sovereign Issues	0	406	0	406
Ivory Coast
Sovereign Issues	0	1,378	0	1,378
Japan
Corporate Bonds & Notes	0	1,021	0	1,021
Sovereign Issues	0	14,588	0	14,588
Kazakhstan
Corporate Bonds & Notes	0	996	0	996

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Luxembourg
Common Stocks	$0	$0	$1,250	$1,250
Corporate Bonds & Notes	0	1,307	0	1,307
Malaysia
Corporate Bonds & Notes	0	360	0	360
Sovereign Issues	0	834	0	834
Mexico
Sovereign Issues	0	963	0	963
Multinational
Corporate Bonds & Notes	0	300	0	300
Netherlands
Corporate Bonds & Notes	0	2,950	0	2,950
Non-Agency Mortgage-Backed Securities	0	78	0	78
New Zealand
Sovereign Issues	0	217	0	217
Norway
Sovereign Issues	0	264	0	264
Peru
Corporate Bonds & Notes	0	1,608	0	1,608
Sovereign Issues	0	2,781	0	2,781
Philippines
Sovereign Issues	0	352	0	352
Poland
Sovereign Issues	0	3,467	0	3,467
Qatar
Corporate Bonds & Notes	0	176	0	176
Romania
Sovereign Issues	0	3,896	0	3,896
Saudi Arabia
Corporate Bonds & Notes	0	869	0	869
Sovereign Issues	0	5,482	0	5,482
Serbia
Sovereign Issues	0	2,455	0	2,455
Singapore
Sovereign Issues	0	2,087	0	2,087
South Africa
Sovereign Issues	0	5,207	0	5,207
South Korea
Sovereign Issues	0	6,870	0	6,870
Spain
Corporate Bonds & Notes	0	1,024	0	1,024
Sovereign Issues	0	789	0	789
Supranational
Corporate Bonds & Notes	0	2,037	0	2,037
Switzerland
Corporate Bonds & Notes	0	2,935	0	2,935
United Arab Emirates
Corporate Bonds & Notes	0	2,345	0	2,345

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
United Kingdom
Asset-Backed Securities	$0	$1,071	$0	$1,071
Corporate Bonds & Notes	0	8,203	0	8,203
Non-Agency Mortgage-Backed Securities	0	5,054	0	5,054
Sovereign Issues	0	1,041	0	1,041
United States
Asset-Backed Securities	0	4,564	0	4,564
Corporate Bonds & Notes	0	14,575	0	14,575
Municipal Bonds & Notes	0	496	0	496
Non-Agency Mortgage-Backed Securities	0	22,444	0	22,444
U.S. Government Agencies	0	147,709	0	147,709
U.S. Treasury Obligations	0	43,954	0	43,954
Short-Term Instruments
Japan Treasury Bills	0	3,267	0	3,267
Romania Treasury Bills	0	1,608	0	1,608

	$0	$385,268	$1,250	$386,518

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$736	$0	$0	$736

Total Investments	$736	$385,268	$1,250	$387,254

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(70,958)	$0	$(70,958)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	136	751	0	887
Over the counter	0	5,326	0	5,326

	$136	$6,077	$0	$6,213

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(104)	(588)	0	(692)
Over the counter	0	(2,321)	0	(2,321)

	$(104)	$(2,909)	$0	$(3,013)

Total Financial Derivative Instruments	$32	$3,168	$0	$3,200

Totals	$768	$317,478	$1,250	$319,496

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	127

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.9%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$177	$99
4.125% due 07/09/2035 þ		122	57

Total Argentina (Cost $159)			156

AUSTRALIA 0.9%

CORPORATE BONDS & NOTES 0.8%

Australia & New Zealand Banking Group Ltd.
4.675% due 06/15/2026		$3,600	3,642

Commonwealth Bank of Australia
5.071% due 09/14/2028		2,600	2,711

National Australia Bank Ltd.
5.134% due 11/28/2028		2,600	2,720

			9,073

SOVEREIGN ISSUES 0.1%

Australia Government International Bond
1.750% due 06/21/2051	AUD	250	98
2.500% due 05/21/2030		2,300	1,495

			1,593

Total Australia (Cost $10,833)			10,666

BRAZIL 0.9%

SOVEREIGN ISSUES 0.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	63,500	11,051

Total Brazil (Cost $11,194)			11,051

CANADA 3.9%

CORPORATE BONDS & NOTES 1.8%

Canadian Imperial Bank of Commerce
4.786% due 09/14/2026 ~	AUD	3,200	2,207

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	1,098

Royal Bank of Canada
4.851% due 12/14/2026		$2,400	2,448
5.164% due 06/30/2026 ~	AUD	3,500	2,430

Toronto-Dominion Bank
4.701% due 06/05/2027		$4,800	4,859
4.814% due 07/16/2027		4,600	4,712
5.386% due 09/15/2028 ~	AUD	6,300	4,388

			22,142

SOVEREIGN ISSUES 2.1%

Canada Government Bond
1.500% due 12/01/2044 (f)	CAD	561	411
2.750% due 12/01/2033		14,500	11,002
4.000% due 03/01/2029		18,700	14,560

			25,973

Total Canada (Cost $46,774)			48,115

CAYMAN ISLANDS 4.6%

ASSET-BACKED SECURITIES 4.4%

522 Funding CLO Ltd.
6.584% due 10/20/2031 •		$1,280	1,282
6.624% due 04/20/2030 •		338	339

Apidos CLO
6.441% due 07/18/2029 •		402	402
6.477% due 07/17/2030 •		684	684

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •	$2,104	$2,103

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •	5,300	5,301

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (b)	2,100	2,100
6.375% due 07/19/2034 •	3,500	3,500

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •	1,000	1,000

CIFC Funding Ltd.
6.495% due 10/24/2030 •	1,086	1,087

Crown Point CLO Ltd.
6.512% due 10/20/2031 •	1,768	1,771

Elevation CLO Ltd.
6.496% due 10/25/2030 •	509	510

Gallatin CLO Ltd.
6.653% due 07/15/2031 •	1,370	1,372

Golub Capital Partners Static Ltd.
6.512% due 04/20/2033 •	4,561	4,563

GPMT Ltd.
6.379% due 07/16/2035 •	793	786
6.384% due 12/15/2036 •	1,674	1,644

ICG U.S. CLO Ltd.
6.556% due 04/17/2034 •	1,726	1,727

KKR CLO Ltd.
6.481% due 07/18/2030 •	434	434

Madison Park Funding Ltd.
6.321% due 10/22/2034 •	2,300	2,300

MF1 Ltd.
6.209% due 10/16/2036 •	1,736	1,730

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •	170	169

Newark BSL CLO Ltd.
6.516% due 07/25/2030 •	537	538

OZLM Ltd.
6.482% due 10/20/2031 •	1,542	1,543

Silver Rock CLO Ltd.
7.062% due 10/20/2033 •	2,900	2,904

Sound Point CLO Ltd.
6.524% due 10/20/2030 •	832	832
6.526% due 07/25/2030 •	430	430
6.664% due 01/21/2031 •	512	512

Steele Creek CLO Ltd.
6.813% due 10/15/2030 •	794	795

TCW CLO Ltd.
6.395% due 08/16/2034 •	4,000	4,002

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •	2,161	2,153

Trinitas CLO Ltd.
6.615% due 01/25/2034 •	2,900	2,907

Venture CLO Ltd.
6.370% due 09/07/2030 •	1,384	1,385
6.644% due 01/20/2029 •	285	285

Vibrant CLO Ltd.
6.584% due 09/15/2030 •	364	365

		53,455

CORPORATE BONDS & NOTES 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	1,726	1,612

Sands China Ltd.
5.400% due 08/08/2028	800	808

		2,420

SOVEREIGN ISSUES 0.0%

KSA Sukuk Ltd.
5.268% due 10/25/2028	500	522

Total Cayman Islands (Cost $56,495)		56,397

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029		$1,000	$1,023

Total Chile (Cost $999)			1,023

DENMARK 2.2%

CORPORATE BONDS & NOTES 2.2%

Danske Bank AS
6.259% due 09/22/2026 •		$1,800	1,829

DLR Kredit AS
1.000% due 10/01/2024	DKK	9,600	1,433

Jyske Realkredit AS
1.000% due 10/01/2024		24,800	3,703
1.000% due 10/01/2050		331	39

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2024		44,100	6,586
1.500% due 10/01/2053		1,482	185

Nykredit Realkredit AS
1.500% due 10/01/2052		8,592	1,072
3.680% due 10/01/2024 ~		34,900	5,212

Realkredit Danmark AS
1.000% due 01/01/2025		45,200	6,716
1.500% due 10/01/2053		1,574	197

Total Denmark (Cost $26,443)			26,972

FRANCE 2.0%

CORPORATE BONDS & NOTES 0.7%

Banque Federative du Credit Mutuel SA
6.134% (SOFRINDX + 1.070%) due 02/16/2028 ~		$2,900	2,907

BNP Paribas SA
4.095% due 02/13/2034	EUR	1,000	1,158

BPCE SA
6.612% due 10/19/2027 •		$2,200	2,284

Credit Agricole SA
6.316% due 10/03/2029 •		1,800	1,915

			8,264

SOVEREIGN ISSUES 1.3%

France Government International Bond
0.750% due 05/25/2052	EUR	6,050	3,536
1.500% due 05/25/2050		4,500	3,365
2.000% due 05/25/2048		3,900	3,355
3.000% due 06/25/2049		2,500	2,588
3.250% due 05/25/2045		2,100	2,301

			15,145

Total France (Cost $31,117)			23,409

GERMANY 0.5%

CORPORATE BONDS & NOTES 0.5%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,100	2,262
2.129% due 11/24/2026 •		$400	388
3.547% due 09/18/2031 •		1,400	1,305
5.706% due 02/08/2028 •		1,600	1,635

Total Germany (Cost $5,956)			5,590

HUNGARY 0.1%

SOVEREIGN ISSUES 0.1%

Hungary Government International Bond
6.250% due 09/22/2032		$1,100	1,186

Total Hungary (Cost $1,097)			1,186

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 2.4%

ASSET-BACKED SECURITIES 2.2%

Accunia European CLO DAC
4.635% due 07/15/2030 •	EUR	253	$282

Cairn CLO DAC
4.306% due 01/31/2030 •		1,168	1,301

Capital Four CLO DAC
4.705% due 10/15/2034 •		2,600	2,889

CVC Cordatus Loan Fund DAC
4.335% due 10/15/2031 •		629	700
4.905% due 10/23/2034 •		995	1,108

CVC Cordatus Opportunity Loan Fund DAC
4.922% due 08/15/2033 •		1,090	1,219

Dryden Euro CLO DAC
4.345% due 04/15/2033 •		753	837

Marlay Park CLO DAC
4.425% due 10/15/2030 •		641	713

Rockford Tower Europe CLO DAC
4.665% due 01/24/2035 •		2,900	3,220
5.075% due 04/24/2037 •		2,100	2,342

Sculptor European CLO DAC
4.735% due 10/15/2034 •		4,700	5,229

Segovia European CLO DAC
4.635% due 01/25/2035 •		3,000	3,330

Trinitas Euro CLO DAC
4.618% due 10/20/2032 •		3,459	3,846

			27,016

CORPORATE BONDS & NOTES 0.1%

AerCap Ireland Capital DAC
1.750% due 10/29/2024		$500	498
3.000% due 10/29/2028		550	520

			1,018

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Shamrock Residential DAC
4.874% due 01/24/2061 •	EUR	1,400	1,559

Total Ireland (Cost $29,098)			29,593

ISRAEL 0.1%

SOVEREIGN ISSUES 0.1%

Israel Government International Bond
2.000% due 03/31/2027	ILS	2,700	684
4.500% due 01/17/2033		$600	565

Total Israel (Cost $1,411)			1,249

ITALY 1.3%

CORPORATE BONDS & NOTES 0.2%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,288
2.625% due 04/28/2025		800	886

Nexi SpA
2.125% due 04/30/2029		500	520

			2,694

SOVEREIGN ISSUES 1.1%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$1,400	1,421

Italy Buoni Poliennali Del Tesoro
0.000% due 04/01/2026 (d)	EUR	8,000	8,588
3.850% due 09/15/2026		2,200	2,514

Italy Government International Bond
6.000% due 08/04/2028	GBP	600	832

			13,355

Total Italy (Cost $15,900)			16,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 4.4%

CORPORATE BONDS & NOTES 0.3%

Nomura Holdings, Inc.
2.329% due 01/22/2027		$600	$571

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		2,600	2,697

			3,268

SOVEREIGN ISSUES 4.1%

Development Bank of Japan, Inc.
0.010% due 09/09/2025	EUR	6,961	7,550
4.000% due 08/28/2027		$2,700	2,708

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		4,300	4,158

Japan Government International Bond
0.100% due 01/01/2026	JPY	610,000	4,234
0.100% due 03/10/2028 (f)		1,175,487	8,453
0.100% due 03/10/2029 (f)		381,493	2,758
0.400% due 06/20/2029		450,000	3,117
0.700% due 12/20/2048		247,000	1,315
0.700% due 06/20/2051		30,000	152
1.300% due 06/20/2052		50,000	293
1.500% due 09/20/2043		870,000	5,913
2.200% due 06/20/2054		1,100,000	7,844

Tokyo Metropolitan Government
0.750% due 07/16/2025		$1,200	1,167

			49,662

Total Japan (Cost $55,547)			52,930

JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%

GoldenTree Loan Management U.S. CLO Ltd.
6.952% due 01/20/2034 •		$1,100	1,103

Saranac CLO Ltd.
6.333% due 08/13/2031 •		1,209	1,210

Total Jersey, Channel Islands (Cost $2,308)			2,313

MALAYSIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Petronas Capital Ltd.
4.550% due 04/21/2050		$300	279
4.800% due 04/21/2060		300	288

Total Malaysia (Cost $600)			567

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bond
5.000% due 04/27/2051		$500	423

Total Mexico (Cost $465)			423

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Preferred Term Securities Ltd.
5.508% (TSFR3M + 0.562%) due 09/22/2037 ~		$695	619

Total Multinational (Cost $546)			619

NETHERLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$2,600	2,647

Cooperatieve Rabobank UA
5.500% due 10/05/2026		2,600	2,675

Total Netherlands (Cost $5,195)			5,322

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	$1,450

Total Norway (Cost $1,602)			1,450

PERU 1.0%

SOVEREIGN ISSUES 1.0%

Peru Government International Bond
6.950% due 08/12/2031	PEN	40,200	11,612

Total Peru (Cost $11,421)			11,612

POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Poland Government International Bond
3.875% due 02/14/2033	EUR	1,300	1,519
4.250% due 02/14/2043		400	468
4.625% due 03/18/2029		$2,400	2,457
4.875% due 10/04/2033		300	306
5.125% due 09/18/2034		2,000	2,059
5.500% due 04/04/2053		200	205

Total Poland (Cost $6,695)			7,014

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy
2.250% due 07/12/2031		$300	264

Total Qatar (Cost $298)			264

ROMANIA 0.8%

SOVEREIGN ISSUES 0.8%

Romania Government International Bond
1.750% due 07/13/2030	EUR	800	760
2.000% due 04/14/2033		1,400	1,213
2.125% due 03/07/2028		600	630
2.750% due 04/14/2041		400	302
2.875% due 04/13/2042		1,000	753
5.125% due 09/24/2031		1,400	1,567
5.625% due 02/22/2036		1,100	1,218
6.625% due 09/27/2029		2,600	3,177

Total Romania (Cost $10,075)			9,620

SAUDI ARABIA 1.4%

CORPORATE BONDS & NOTES 0.0%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$200	176

SOVEREIGN ISSUES 1.4%

Saudi Government International Bond
3.250% due 10/22/2030		200	188
4.750% due 01/18/2028		2,400	2,450
4.750% due 01/16/2030		8,900	9,106
4.875% due 07/18/2033		5,500	5,602

			17,346

Total Saudi Arabia (Cost $17,046)			17,522

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	696
2.050% due 09/23/2036		600	498
6.000% due 06/12/2034		$1,100	1,135

Total Serbia (Cost $2,579)			2,329

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	129

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.8%

SOVEREIGN ISSUES 0.8%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	1,067	$801
3.250% due 06/01/2054		9,460	8,319

Total Singapore (Cost $8,119)			9,120

SOUTH AFRICA 1.7%

SOVEREIGN ISSUES 1.7%

South Africa Government International Bond
8.000% due 01/31/2030	ZAR	118,000	6,594
8.875% due 02/28/2035		156,100	8,369
10.000% due 03/31/2033		95,600	5,643

Total South Africa (Cost $20,272)			20,606

SOUTH KOREA 2.1%

SOVEREIGN ISSUES 2.1%

Korea Development Bank
5.375% due 10/23/2026		$2,500	2,565

Korea Government International Bond
2.000% due 06/10/2031	KRW	11,205,620	8,056
2.375% due 12/10/2028		1,978,170	1,480
2.625% due 06/10/2028		2,123,850	1,609
3.250% due 03/10/2028		2,112,580	1,635
4.250% due 12/10/2032		1,563,670	1,302

Korea Housing Finance Corp.
4.875% due 08/27/2027		$2,400	2,456
5.375% due 11/15/2026		2,700	2,775

Korea National Oil Corp.
2.990% due 03/19/2025		3,000	2,960

Total South Korea (Cost $24,324)			24,838

SPAIN 0.9%

CORPORATE BONDS & NOTES 0.4%

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		$1,000	1,040

Banco Santander SA
1.849% due 03/25/2026		200	193

CaixaBank SA
6.208% due 01/18/2029 •		3,500	3,666

			4,899

SOVEREIGN ISSUES 0.5%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	300	347

Spain Government International Bond
2.800% due 05/31/2026		5,300	5,940

			6,287

Total Spain (Cost $10,839)			11,186

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,203

Total Supranational (Cost $1,321)			1,203

SWITZERLAND 0.9%

CORPORATE BONDS & NOTES 0.9%

UBS Group AG
3.091% due 05/14/2032 •		$1,100	992
5.617% due 09/13/2030 •		900	941
6.246% due 09/22/2029 •		2,600	2,761
6.373% due 07/15/2026 •		1,200	1,213
6.537% due 08/12/2033 •		3,350	3,700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 03/01/2029 •	EUR	1,000	$1,275

Total Switzerland (Cost $9,927)			10,882

UNITED ARAB EMIRATES 0.3%

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		$3,300	3,526

Total United Arab Emirates (Cost $3,245)			3,526

UNITED KINGDOM 4.4%

CORPORATE BONDS & NOTES 2.5%

Barclays PLC
4.375% due 01/12/2026		$300	299
6.224% due 05/09/2034 •		1,300	1,401

HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,852
4.041% due 03/13/2028 •		900	891
4.292% due 09/12/2026 •		2,200	2,191
6.590% (TSFR3M + 1.642%) due 09/12/2026 ~		2,200	2,220

Nationwide Building Society
5.264% due 11/10/2026		3,200	3,287
6.557% due 10/18/2027 •		2,800	2,916

NatWest Group PLC
5.076% due 01/27/2030 •		1,700	1,732

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		2,500	1,749

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		1,600	1,613
6.534% due 01/10/2029 •		2,300	2,438

Standard Chartered PLC
2.608% due 01/12/2028 •		900	859
2.678% due 06/29/2032 •		2,100	1,833
6.750% due 02/08/2028 •		4,900	5,135

			30,416

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •	GBP	262	347

Eurosail PLC
6.049% due 06/13/2045 •		274	366

Newgate Funding PLC
6.099% due 12/15/2050 •		267	346
6.349% due 12/15/2050 •		133	170

Resloc U.K. PLC
5.259% due 12/15/2043 •		745	977

Ripon Mortgages PLC
5.680% due 08/28/2056 •		4,050	5,418

Stratton Mortgage Funding PLC
5.881% due 06/28/2050 •		1,346	1,801
6.132% due 06/20/2060 •		6,105	8,196

Tower Bridge Funding PLC
5.860% due 05/20/2066 •		2,600	3,487

			21,108

SOVEREIGN ISSUES 0.2%

United Kingdom Gilt
1.250% due 07/31/2051		3,300	2,177

Total United Kingdom (Cost $53,538)			53,701

UNITED STATES 67.9%

ASSET-BACKED SECURITIES 3.8%

ACE Securities Corp. Home Equity Loan Trust
5.869% due 08/25/2035 •		$1,171	1,158

Amortizing Residential Collateral Trust
5.669% due 10/25/2031 •		2	2

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.909% due 06/25/2029 •		6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.729% due 02/25/2036 •	$829	$662

Citigroup Mortgage Loan Trust
5.149% due 01/25/2037 •	1,616	1,187
5.289% due 12/25/2036 •	379	208
5.489% due 03/25/2036 •	732	671
5.959% due 07/25/2035 •	2,400	2,293

Countrywide Asset-Backed Certificates Trust
5.109% due 06/25/2037 •	389	369
5.229% due 12/25/2036 •	527	489
5.249% due 06/25/2047 •	419	384
5.369% due 06/25/2037 •	1,282	1,329
5.469% due 02/25/2036 •	230	227
5.709% due 08/25/2047 •	217	212

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •	1	1

First Franklin Mortgage Loan Trust
5.084% due 07/25/2036 •	742	724
5.914% due 03/25/2035 •	469	471

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •	1,110	1,100

GSAMP Trust
3.577% due 11/25/2034 •	214	203
5.449% due 09/25/2036 •	3,192	1,139
5.469% due 05/25/2046 •	1,693	1,612
5.489% due 02/25/2046 •	46	44

LCCM Trust
6.661% due 11/15/2038 •	1,712	1,700

MASTR Asset-Backed Securities Trust
5.449% due 06/25/2036 •	2,927	1,055
5.719% due 10/25/2035 •	715	683

MASTR Specialized Loan Trust
5.709% due 01/25/2037 •	861	353

Merrill Lynch Mortgage Investors Trust
5.629% due 07/25/2036 •	3,301	3,135
5.689% due 05/25/2036 •	6	6

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 01/25/2037 •	1,626	737
5.109% due 05/25/2037 •	1,248	960
5.219% due 07/25/2036 •	134	120
5.449% due 06/25/2036 •	1,265	660
5.899% due 02/25/2035 •	2,866	2,624
5.929% due 09/25/2034 •	1,033	1,053

Morgan Stanley Home Equity Loan Trust
5.199% due 04/25/2037 •	1,162	612

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	1,603	343

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.404% due 03/25/2036 •	422	422

NovaStar Mortgage Funding Trust
5.229% due 03/25/2037 •	945	606
5.509% due 05/25/2036 •	2,800	2,695

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	545	173
5.731% due 11/25/2036 þ	1,934	662

Residential Asset Securities Corp. Trust
5.219% due 11/25/2036 •	4,025	3,645

Saxon Asset Securities Trust
5.279% due 09/25/2037 •	782	748

SMB Private Education Loan Trust
1.290% due 07/15/2053	573	534
6.311% due 07/15/2053 •	159	159
6.792% due 02/16/2055 •	1,164	1,169

Soundview Home Loan Trust
5.469% due 11/25/2036 •	1,598	1,506
5.529% due 05/25/2036 •	368	357
5.919% due 10/25/2037 •	1,193	915

Specialty Underwriting & Residential Finance Trust
5.269% due 06/25/2037 •	327	194

Structured Asset Investment Loan Trust
5.142% due 07/25/2036 •	904	532
5.649% due 01/25/2033 •	445	441
5.869% due 09/25/2034 •	44	42

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
4.631% due 02/25/2035 •		$2,288	$2,376

Terwin Mortgage Trust
5.909% due 11/25/2033 •		24	20

			45,728

CORPORATE BONDS & NOTES 4.5%

Bayer U.S. Finance LLC
4.250% due 12/15/2025		400	397

Boeing Co.
6.298% due 05/01/2029		1,000	1,052

British Airways Pass-Through Trust
3.350% due 12/15/2030		1,436	1,347

Citigroup, Inc.
2.125% due 09/10/2026	EUR	5,600	6,171
3.290% due 03/17/2026 •		$1,300	1,289

Credit Suisse AG AT1 Claim		1,700	217

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	169

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		1,000	981
3.815% due 11/02/2027		400	386

GA Global Funding Trust
2.250% due 01/06/2027		600	572

GLP Capital LP
5.300% due 01/15/2029		700	712

JPMorgan Chase & Co.
5.040% due 01/23/2028 •		2,900	2,949

JPMorgan Chase Bank NA
5.110% due 12/08/2026		2,700	2,762
5.946% (SOFRRATE + 1.000%) due 12/08/2026 ~		1,100	1,114

Kraton Corp.
5.000% due 07/15/2027		2,300	2,346

Morgan Stanley
0.406% due 10/29/2027 •	EUR	4,300	4,546
5.164% due 04/20/2029 •		$2,300	2,365
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~		4,300	4,323

Morgan Stanley Bank NA
5.882% due 10/30/2026		4,300	4,456

ONEOK, Inc.
4.250% due 09/24/2027		1,900	1,902

Organon & Co.
2.875% due 04/30/2028	EUR	500	535

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	94
4.000% due 12/01/2046		100	80
4.250% due 03/15/2046		100	83
4.300% due 03/15/2045		100	84
4.550% due 07/01/2030		500	496

PacifiCorp
5.100% due 02/15/2029		1,100	1,137

Philip Morris International, Inc.
4.875% due 02/13/2029		1,000	1,026
5.125% due 02/13/2031		1,000	1,040

Principal Life Global Funding
1.375% due 01/10/2025		500	495

Wells Fargo & Co.
5.499% due 01/23/2035 •		1,700	1,783

Wells Fargo Bank NA
5.254% due 12/11/2026		3,200	3,281
5.966% (SOFRRATE + 0.710%) due 01/15/2026 ~		3,800	3,811

			54,001

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Charter Communications Operating LLC
7.082% (TSFR3M + 1.750%) due 02/01/2027 ~		1,195	1,195

Project Hudson II
7.730% due 05/29/2026 «		600	605

			1,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
1.958% due 06/01/2025	$900	$885

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	374	428

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	485	502

		1,815

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •	78	66

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	901	627

Banc of America Mortgage Trust
5.612% due 06/25/2035 ~	23	20

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	1,718	1,510

BCAP LLC Trust
4.844% due 01/26/2047 •	8	7

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	1	1
4.138% due 09/25/2034 ~	21	19
4.300% due 05/25/2047 ~	51	46
5.388% due 08/25/2033 ~	2	1
6.065% due 11/25/2034 ~	1	1
6.230% due 10/25/2033 ~	1	1
6.997% due 05/25/2034 ~	4	3

Bear Stearns ALT-A Trust
4.560% due 08/25/2036 ~	85	41
4.693% due 11/25/2035 ~	122	95
5.289% due 02/25/2034 •	12	12
5.454% due 05/25/2035 ~	3	2

Bear Stearns Structured Products, Inc. Trust
5.515% due 01/26/2036 ~	25	18

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	1,035	945
3.250% due 09/25/2063 ~	1,024	935

Chase Mortgage Finance Trust
5.306% due 07/25/2037 ~	33	27

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.119% due 01/25/2036 •	399	373

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,363	1,150
4.972% due 09/25/2037 ~	55	49
5.470% due 08/25/2035 ~	301	276
5.672% due 08/25/2036 •	5,029	2,084

Countrywide Alternative Loan Trust
4.638% due 11/25/2035 ~	61	56
4.712% due 02/25/2037 ~	15	13
5.250% due 06/25/2035	6	5
5.285% due 07/20/2046 •	74	61
5.319% due 05/25/2037 •	78	24
5.389% due 07/25/2046 •	706	626
5.529% due 02/25/2037 •	108	89
5.629% due 09/25/2035 •	329	249
6.250% due 12/25/2036	2,227	975
6.250% due 08/25/2037	17	8
6.373% due 11/25/2047 •	326	275
6.500% due 06/25/2036	38	18
6.623% due 11/25/2035 •	16	14
7.163% due 11/25/2035 •	5	5

Countrywide Home Loan Mortgage Pass-Through Trust
5.369% due 04/25/2046 •	136	130
5.509% due 04/25/2046 •	3,246	937
5.729% due 09/25/2034 •	6	6
6.000% due 07/25/2036	712	361

Countrywide Home Loan Reperforming REMIC Trust
5.309% due 06/25/2035 •	28	26

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	301	254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.079% due 04/25/2037 þ	$129	$36

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.249% due 07/25/2047 •	251	239

Extended Stay America Trust
6.291% due 07/15/2038 •	1,871	1,870

GreenPoint Mortgage Funding Trust
5.509% due 11/25/2045 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	398	336
3.000% due 09/25/2052 ~	3,766	3,303

GSC Capital Corp. Mortgage Trust
5.329% due 05/25/2036 •	769	724

GSMPS Mortgage Loan Trust
5.319% due 01/25/2036 •	1,389	1,109

GSR Mortgage Loan Trust
5.096% due 06/25/2034 ~	4	4
6.578% due 01/25/2035 ~	4	4
6.750% due 03/25/2033 •	1	1

HarborView Mortgage Loan Trust
5.755% due 06/20/2035 •	10	10
5.973% due 12/19/2036 •	41	35

Impac CMB Trust
5.689% due 10/25/2034 •	81	79

IndyMac INDX Mortgage Loan Trust
4.285% due 09/25/2035 ~	31	25

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,450	3,034
3.000% due 03/25/2052 ~	3,346	2,942
3.000% due 04/25/2052 ~	3,332	2,932
3.000% due 05/25/2052 ~	4,451	3,907
5.714% due 11/25/2033 ~	2	2
6.000% due 06/25/2037	1,395	531
6.217% due 10/25/2035 ~	5	4

Lehman XS Trust
5.379% due 08/25/2046 •	1,092	981

Luminent Mortgage Trust
5.349% due 05/25/2046 •	983	845

Manhattan West Mortgage Trust
2.130% due 09/10/2039	2,000	1,855

MASTR Alternative Loan Trust
5.369% due 03/25/2036 •	44	4
6.000% due 02/25/2036	502	230

Merrill Lynch Mortgage Investors Trust
6.133% due 02/25/2036 ~	34	34
6.685% due 02/25/2033 ~	2	2
6.971% due 05/25/2033 ~	5	5

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ	146	52

Natixis Commercial Mortgage Securities Trust
6.920% due 03/15/2035 •	1,622	1,624

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,161	1,118
2.750% due 11/25/2059 ~	940	901

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •	2,300	2,236

OBX Trust
3.000% due 01/25/2052 ~	498	437
5.619% due 06/25/2057 •	240	235
6.465% due 10/25/2063 þ	1,760	1,790
7.159% due 10/25/2063 þ	2,060	2,115

PMT Loan Trust
2.500% due 07/25/2051 ~	1,762	1,486

Residential Accredit Loans, Inc. Trust
5.329% due 06/25/2046 •	272	64
6.036% due 10/25/2037 ~	272	231
6.250% due 02/25/2037	1,123	927
6.623% due 08/25/2035 •	109	90

Residential Asset Securitization Trust
5.369% due 01/25/2046 •	46	12
5.750% due 02/25/2036	739	541

Sequoia Mortgage Trust
5.475% due 07/20/2036 •	55	48
5.775% due 07/20/2033 •	10	10

Structured Adjustable Rate Mortgage Loan Trust
4.953% due 08/25/2035 ~	49	43

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	131

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.365% due 09/25/2035 ~	$43	$38
7.251% due 02/25/2034 ~	2	1

Structured Asset Mortgage Investments Trust
5.089% due 08/25/2036 •	619	544
5.389% due 05/25/2036 •	24	16
5.409% due 05/25/2036 •	70	56
5.409% due 09/25/2047 •	112	99
5.659% due 07/19/2034 •	2	2

Structured Asset Securities Corp.
5.249% due 01/25/2036 •	1,023	842

Structured Asset Securities Corp. Mortgage Loan Trust
5.259% due 10/25/2036 •	543	439

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	147	36

Thornburg Mortgage Securities Trust
5.739% due 06/25/2037 •	96	81
5.789% due 06/25/2047 •	27	25
6.219% due 06/25/2037 •	40	37

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	962	879
2.710% due 01/25/2060 ~	702	672
2.900% due 10/25/2059 ~	3,593	3,455

Verus Securitization Trust
7.070% due 10/25/2068 þ	1,478	1,517

WaMu Mortgage Pass-Through Certificates Trust
4.240% due 12/25/2036 ~	265	240
4.524% due 02/27/2034 •	5	4
4.572% due 09/25/2036 ~	116	99
4.810% due 12/25/2035 ~	95	87
5.549% due 07/25/2045 •	274	267
5.589% due 01/25/2045 •	6	6
5.689% due 10/25/2045 •	348	339
6.282% due 06/25/2033 ~	1	2

Washington Mutual Mortgage Pass-Through Certificates Trust
6.063% due 07/25/2046 •	29	18
6.500% due 03/25/2036	1,304	869

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	42	36
6.000% due 06/25/2037	74	67

		62,260

U.S. GOVERNMENT AGENCIES 45.4%

Fannie Mae
3.000% due 03/01/2060	614	546
3.500% due 01/01/2059	1,614	1,493
5.607% due 12/01/2034 •	6	6
5.795% due 06/25/2036 •	12	12
6.000% due 04/25/2043 - 07/25/2044	46	47
6.500% due 11/25/2042	52	54
6.986% due 11/01/2034 •	10	11

Freddie Mac
0.892% due 01/15/2038 ~(a)	166	12
5.816% due 01/15/2038 •	166	166
6.057% due 12/15/2037 •	5	5
6.323% due 10/25/2044 •	33	30

Ginnie Mae
3.000% due 07/20/2046 - 04/20/2052	4,598	4,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 11/20/2026 - 12/20/2026 •	$1	$1
4.625% due 01/20/2030 •	2	2
4.875% due 05/20/2028 - 06/20/2030 •	2	2
5.000% due 04/20/2030 - 05/20/2030 •	3	3
6.000% due 08/20/2034	144	147
6.317% due 07/20/2066 - 11/20/2066 •	1,955	1,959

Ginnie Mae, TBA
2.500% due 10/01/2054	5,100	4,495
3.000% due 10/01/2054 - 11/01/2054	31,200	28,469

U.S. Small Business Administration
5.600% due 09/01/2028	29	29

Uniform Mortgage-Backed Security
2.500% due 02/01/2051	572	497
3.000% due 10/01/2049 - 05/01/2051	1,781	1,603
3.500% due 10/01/2034 - 07/01/2050	1,914	1,818
4.000% due 06/01/2048 - 07/01/2053	5,216	5,027
5.500% due 06/01/2053 - 08/01/2053	11,648	11,800
6.000% due 12/01/2053 - 09/01/2054	263,900	269,786
6.500% due 09/01/2053 - 12/01/2053	77,072	79,545

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	36,100	32,405
4.500% due 11/01/2054 - 12/01/2054	80,100	78,823
6.500% due 11/01/2054	25,400	26,175

		549,164

U.S. TREASURY OBLIGATIONS 8.8%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	500	339
2.000% due 08/15/2051 (k)	200	129
2.250% due 08/15/2049	4,425	3,067
2.375% due 11/15/2049	1,575	1,120
3.000% due 02/15/2048	3,800	3,092
3.000% due 08/15/2048	1,325	1,075
3.375% due 11/15/2048	8,000	6,935
4.125% due 08/15/2044 (g)	11,275	11,189

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)	8,098	7,954
0.125% due 10/15/2025	364	356
0.125% due 07/15/2031 (i)(k)	3,755	3,437
0.125% due 01/15/2032 (i)	1,929	1,744
0.250% due 01/15/2025 (i)	10,092	9,969
0.375% due 07/15/2025 (i)(k)	5,571	5,491
0.375% due 07/15/2027 (i)	4,757	4,627
0.500% due 01/15/2028 (i)	5,228	5,063
0.625% due 07/15/2032	541	507
1.125% due 01/15/2033 (i)	7,814	7,543
2.375% due 01/15/2025	167	166
2.500% due 01/15/2029 (i)(k)	3,516	3,668
3.875% due 04/15/2029 (i)(k)	2,870	3,168

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
3.500% due 02/15/2033 (k)		$800	$786
4.000% due 02/15/2034		10,100	10,276
4.500% due 11/15/2033 (k)		14,400	15,211

			106,912

Total United States (Cost $831,056)			821,680

SHORT-TERM INSTRUMENTS 4.6%

COMMERCIAL PAPER 0.2%

AES Corp.
5.500% due 10/01/2024		$2,950	2,950

JAPAN TREASURY BILLS 3.8%
0.102% due 10/28/2024 - 06/20/2025 (c)(d)	JPY	6,560,000	45,634

ROMANIA TREASURY BILLS 0.5%
5.952% due 06/30/2025 (d)(e)	RON	27,600	5,919

U.S. TREASURY BILLS 0.1%
4.925% due 12/05/2024 - 12/19/2024 (c)(d)(k)		$968	960

Total Short-Term Instruments (Cost $53,734)			55,463

Total Investments in Securities (Cost $1,368,228)			1,355,646

		SHARES
INVESTMENTS IN AFFILIATES 1.1%

SHORT-TERM INSTRUMENTS 1.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%

PIMCO Short-Term Floating NAV Portfolio III		1,334,068	12,990

Total Short-Term Instruments (Cost $12,974)			12,990

Total Investments in Affiliates (Cost $12,974)			12,990

Total Investments 113.0% (Cost $1,381,202)			$1,368,636

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $20,116)			(2,171)

Other Assets and Liabilities, net (12.8)%			(155,497)

Net Assets 100.0%			$1,210,968

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
JPS	4.800%	09/30/2024	10/02/2024	$(6,975)	$(6,976)

Total Reverse Repurchase Agreements					$(6,976)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
United States (25.8)%
U.S. Government Agencies (25.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2039	$	16,700	$(15,380)	$(15,308)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054		112,100	(93,957)	(92,837)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054		3,200	(2,794)	(2,766)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054		7,400	(6,850)	(6,897)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2054		3,950	(3,806)	(3,797)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2054		200	(200)	(200)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2054		23,200	(23,530)	(23,470)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2054		163,000	(166,215)	(166,597)

Total Short Sales (25.8)%					$(312,732)	$(311,872)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
JPS	$0	$(6,976)	$0	$(6,976)	$6,922	$(54)

Total Borrowings and Other Financing Transactions	$0	$(6,976)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(6,976)	$0	$0	$(6,976)

Total Borrowings	$0	$(6,976)	$0	$0	$(6,976)

Payable for reverse repurchase agreements					$(6,976)

(g)	Securities with an aggregate market value of $6,922 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,828) at a weighted average interest rate of 3.063%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	133

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	528	$125,756	$274	$0	$(30)
3-Month SOFR Active Contract September Futures	12/2025	528	127,954	922	0	(145)
Australia Government 3-Year Bond December Futures	12/2024	87	6,447	(9)	0	(7)
Canada Government 5-Year Bond December Futures	12/2024	491	41,910	182	138	0
Euro-Bund 10-Year Bond December Futures	12/2024	70	10,513	173	33	0
U.S. Treasury 2-Year Note December Futures	12/2024	7	1,458	3	0	(3)

				$1,545	$171	$(185)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	1,055	$(254,479)	$(1,600)	$330	$0
Australia Government 10-Year Bond December Futures	12/2024	38	(3,058)	24	8	0
Canada Government 10-Year Bond December Futures	12/2024	127	(11,739)	(66)	0	(50)
Euro-BTP December Futures	12/2024	3	(406)	(10)	0	(1)
Euro-Buxl 30-Year Bond December Futures	12/2024	12	(1,820)	(18)	0	(15)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	351	(49,558)	(262)	0	(215)
Euro-Schatz December Futures	12/2024	209	(24,934)	(110)	0	(17)
Japan Government 10-Year Bond December Futures	12/2024	170	(171,094)	(352)	674	(378)
U.S. Treasury 5-Year Note December Futures	12/2024	41	(4,505)	(7)	15	0
U.S. Treasury 10-Year Note December Futures	12/2024	189	(21,599)	(34)	86	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	193	(22,831)	13	99	0
U.S. Treasury 30-Year Bond December Futures	12/2024	315	(39,119)	191	217	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	78	(10,381)	241	61	0
United Kingdom Long Gilt December Futures	12/2024	468	(61,587)	412	119	(100)

				$(1,578)	$1,609	$(776)

Total Futures Contracts				$(33)	$1,780	$(961)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.249%	$100	$6	$(5)	$1	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.300	600	24	(3)	21	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.343	200	8	3	11	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.579	300	13	10	23	0	0

						$51	$5	$56	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$		6,200	$13	$(81)	$(68)	$2	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034			95,800	(556)	(15)	(571)	7	(2)
iTraxx Europe Main 41 10-Year Index	(5.000)	Quarterly	06/20/2034		EUR	4,100	(27)	2	(25)	4	0
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034			13,300	(40)	13	(27)	14	0

							$(610)	$(81)	$(691)	$27	$(2)

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$	291,300	$6,372	$317	$6,689	$0	$(2)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		596,700	13,491	32	13,523	2	(34)

						$19,863	$349	$20,212	$2	$(36)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	79,800	$(585)	$(425)	$(1,010)	$0	$(49)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		133,800	2,209	688	2,897	0	(71)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		86,750	1,098	(71)	1,027	36	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		11,800	197	544	741	0	(11)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		4,500	70	(12)	58	0	(17)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033	JPY	3,426,800	0	(146)	(146)	62	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		890,000	(43)	21	(22)	16	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		8,990,000	(236)	1,026	790	0	(157)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	1,359	1,392	22	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		3,660,000	(1,732)	94	(1,638)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	82	156	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		450,000	142	406	548	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		340,000	20	32	52	0	(7)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	108,820	350	(2,073)	(1,723)	0	(64)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	1,395,300	(145)	(224)	(369)	0	(10)
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		1,886,930	22	(1,219)	(1,197)	0	(14)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		208,800	(3)	(222)	(225)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024	$	4,300	159	(160)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		23,900	108	257	365	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		51,000	208	157	365	38	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		75,800	186	(403)	(217)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		21,202	160	(92)	68	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		44,600	604	(784)	(180)	76	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,500	0	867	867	56	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		46,800	245	197	442	0	(84)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		16,200	0	124	124	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		45,200	429	331	760	0	(111)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		46,000	960	231	1,191	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		1,500	0	(12)	(12)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		400	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		1,400	0	(19)	(19)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		200	(2)	2	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		5,900	0	(672)	(672)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		30,900	(52)	(4,063)	(4,115)	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		11,140	(1,445)	170	(1,275)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(307)	(1,672)	(1,979)	0	(183)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		110	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		59,300	(1,815)	85	(1,730)	0	(186)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		2,800	(13)	41	28	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		1,000	(3)	26	23	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		830	(3)	44	41	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		2,400	(10)	139	129	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		2,700	(10)	157	147	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		900	(3)	75	72	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		80,474	(4,388)	4,386	(2)	0	(248)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		1,100	(5)	30	25	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		1,100	(5)	22	17	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		1,200	(5)	25	20	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		900	(5)	25	20	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		800	(4)	26	22	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		1,000	(4)	39	35	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		36,600	2,237	319	2,556	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		105,500	(228)	(3,078)	(3,306)	315	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		4,300	(14)	(238)	(252)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		5,300	(21)	(178)	(199)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		2,900	(10)	(41)	(51)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		3,400	(12)	(63)	(75)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		3,400	(12)	(75)	(87)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		4,500	(21)	55	34	13	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	135

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2034	$	12,000	$633	$(166)	$467	$0	$(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		200	1	(9)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		13,970	1,811	(1,389)	422	55	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		16,100	(1,836)	(95)	(1,931)	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,900	115	(172)	(57)	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		900	(27)	(9)	(36)	3	0
Pay(6)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	124,500	153	17	170	0	(152)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	333,380	(408)	(622)	(1,030)	43	(36)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	148,400	537	996	1,533	189	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		5,700	(8)	134	126	16	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,500	(3)	52	49	13	0
Receive(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		20,900	(324)	(79)	(403)	0	(66)
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		4,100	0	(173)	(173)	0	(22)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		10,800	0	(493)	(493)	0	(59)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		6,100	0	(272)	(272)	0	(32)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		8,400	0	(387)	(387)	0	(45)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		23,300	0	(1,090)	(1,090)	0	(124)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		5,700	(17)	(168)	(185)	0	(34)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		125,100	1,065	1,111	2,176	731	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		58,774	98	(104)	(6)	0	(608)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029	ILS	13,300	0	(16)	(16)	0	(7)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		5,300	1	(3)	(2)	0	(3)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		8,300	0	(10)	(10)	0	(5)
Pay	3-Month ILS-TELBOR	4.400	Annual	09/25/2029		37,500	0	89	89	0	(21)
Pay(6)	3-Month ILS-TELBOR	4.180	Annual	10/01/2029		23,500	0	(6)	(6)	0	(6)
Pay(6)	3-Month ILS-TELBOR	4.170	Annual	10/02/2029		15,800	0	(6)	(6)	0	(6)
Pay(6)	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		1,800	0	(1)	(1)	0	(1)
Receive(6)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	24,743,540	(278)	24	(254)	0	(12)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	8,600	68	284	352	0	(2)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(322)	75	(247)	0	(3)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,399)	(1,238)	0	(17)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		101,100	(1,295)	2,463	1,168	0	(132)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		5,200	91	(21)	70	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		25,300	(519)	496	(23)	0	(42)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	38,050	248	551	799	49	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(71)	(77)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(126)	(139)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(82)	(94)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(123)	(133)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(56)	(61)	2	0
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		30,250	(823)	1,164	341	92	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,100	(6)	119	113	11	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	31	22	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(492)	(159)	47	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	187	187	0	(3)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	158	158	0	(2)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	9	4	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	9	9	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(178)	(178)	3	0
Pay(6)	CAONREPO	3.500	Annual	12/18/2025	CAD	99,100	(201)	664	463	41	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2025		7,200	43	(75)	(32)	0	(3)
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		14,800	(2)	146	144	7	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		43,600	(2)	435	433	19	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		47,200	(157)	772	615	61	0
Pay	CAONREPO	3.250	Semi-Annual	12/20/2028		2,800	(24)	67	43	4	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2029		3,000	(6)	85	79	5	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		1,200	(79)	28	(51)	2	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,400	(118)	47	(71)	3	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		6,700	(698)	219	(479)	14	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		24,700	719	267	986	70	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		6,800	72	(305)	(233)	0	(41)

							$(2,694)	$(1,363)	$(4,057)	$2,373	$(3,200)

Total Swap Agreements							$16,610	$(1,090)	$15,520	$2,402	$(3,238)

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,780	$2,407	$4,187	$0	$(961)	$(3,261)	$(4,222)

(i)

Securities with an aggregate market value of $46,342 and cash of $19,160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $5 and liability of $(23) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$7,442	CNH	53,262	$169	$0
	10/2024		1,876	CNY	13,282	19	0
	11/2024	JPY	2,190,000		$15,234	0	(114)
BOA	10/2024	CAD	976		719	0	(3)

	10/2024	EUR	1,337	RON	6,680	5	0
	10/2024	HKD	771		$99	0	0
	10/2024	KRW	2,711,889		2,028	0	(30)
	10/2024	PEN	23,508		6,262	0	(78)
	10/2024		$776	CNY	5,458	4	0
	10/2024		3,997	EUR	3,582	0	(9)
	10/2024		1,661	MYR	7,022	42	0
	10/2024		1,760	PLN	6,794	8	(3)
	10/2024		3,345	ZAR	59,800	111	0
	10/2024	ZAR	44,411		$2,516	0	(51)
	11/2024	PEN	5,216		1,390	0	(16)
	02/2025	CNH	1,428		200	0	(6)

BPS	10/2024	CAD	13,046		9,665	19	0
	10/2024	CNH	67,123		9,375	0	(217)
	10/2024	DKK	78,387		11,465	0	(241)
	10/2024	HKD	2,744		352	0	(1)
	10/2024	INR	236,042		2,813	0	(1)
	10/2024	JPY	3,162,892		21,428	15	(606)
	10/2024	KRW	8,244,610		6,161	0	(96)
	10/2024	PLN	5,034		1,314	6	0
	10/2024		$3,020	CNH	21,462	47	0
	10/2024		41	CNY	287	0	0
	10/2024		327	DKK	2,189	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	137

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$11,876	EUR	10,704	$46	$(7)
	10/2024		78	HUF	28,067	1	0
	10/2024		2,410	IDR	37,052,017	27	0
	10/2024		124	ILS	460	0	(1)
	10/2024		1,942	KRW	2,561,839	4	(2)
	10/2024		5,386	NZD	8,653	112	0
	10/2024	ZAR	14,045		$815	3	0
	11/2024	CNH	77,187		10,728	0	(326)
	11/2024	DKK	2,186		327	0	0
	11/2024	TWD	76,784		2,407	0	(30)
	11/2024		$1,314	PLN	5,037	0	(6)
	12/2024		440	CNH	3,155	13	0
	12/2024		880	MXN	17,734	11	0
	01/2025	CNH	7,200		$1,008	0	(28)
	04/2025	BRL	20,900		3,744	5	0
	05/2029	KWD	748		2,572	58	0
	07/2029		149		511	12	0

BRC	10/2024	AUD	1,435		978	0	(14)
	10/2024	CNH	911		126	0	(4)
	10/2024	DKK	24,900		3,638	0	(80)
	10/2024	EUR	370	RON	1,848	1	0
	10/2024	GBP	15,859		$20,922	0	(281)
	10/2024	ILS	1,795		480	1	(2)
	10/2024	JPY	4,500,000		28,992	0	(2,399)
	10/2024	MYR	10,106		2,384	0	(66)
	10/2024	NZD	2,577		1,628	0	(9)
	10/2024	PLN	14,501		3,770	4	0
	10/2024		$19	CHF	16	0	0
	10/2024		1,079	GBP	820	17	0
	10/2024		35,326	JPY	5,049,997	176	(284)
	10/2024		2,050	MYR	8,943	119	0
	10/2024		2,221	PLN	8,528	0	(7)
	10/2024		228	SEK	2,311	0	(1)
	10/2024		18	ZAR	329	1	0
	11/2024	CHF	16		$19	0	0
	11/2024	SEK	2,307		228	1	0
	11/2024		$1,628	NZD	2,577	9	0
	11/2024		1	PLN	5	0	0
	02/2025		200	CNH	1,428	6	0
	04/2025	JPY	366,000		$2,500	0	(108)
	05/2025		80,000		547	0	(25)

CBK	10/2024	AUD	1,504		1,020	0	(19)
	10/2024	BRL	1,651		303	0	0
	10/2024	CNY	5,428		775	2	0
	10/2024	ILS	726		201	6	0
	10/2024	KRW	5,152,206		3,851	0	(58)
	10/2024	THB	3,170		95	0	(3)
	10/2024		$5,859	AUD	8,711	163	0
	10/2024		303	BRL	1,651	0	0
	10/2024		8,419	CNH	59,676	109	0
	10/2024		3,896	CNY	27,457	28	(2)
	10/2024		65	DKK	435	0	0
	10/2024		4,403	IDR	68,134,528	77	0
	10/2024		352	ILS	1,287	0	(6)
	10/2024		14,575	INR	1,225,875	41	0
	10/2024		769	JPY	110,000	0	(4)
	10/2024		6,541	ZAR	119,241	351	0
	10/2024	ZAR	22,347		$1,279	0	(13)
	11/2024	BRL	6,331		1,128	0	(30)
	11/2024	CNH	89,778		12,598	0	(258)
	11/2024	DKK	435		65	0	0
	11/2024	TWD	313,905		9,858	4	(110)
	11/2024		$303	BRL	1,657	0	0
	11/2024		3,129	CNY	21,983	17	0
	12/2024	MXN	30,474		$1,560	30	0
	01/2025		$1,008	CNH	7,196	27	0
	01/2026	JPY	110,000		$810	9	0

DUB	10/2024	KRW	4,873,253		3,651	0	(47)
	10/2024	MYR	11,658		2,701	0	(126)
	10/2024	PLN	6,234		1,626	7	0

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$2,275	IDR	35,021,235	$28	$0
	10/2024		3,121	JPY	470,003	149	0
	10/2024		2,257	MYR	9,570	63	0
	10/2024		4,530	PLN	17,484	19	(8)
	11/2024		1,626		6,238	0	(6)
	02/2025		2,383	MXN	48,202	16	0
	03/2025		341	TRY	16,222	61	0
	04/2025	JPY	574,000		$3,921	0	(169)

FAR	10/2024		145,390		1,012	1	0
	10/2024	NZD	6,076		3,819	0	(41)
	10/2024		$11,976	AUD	17,424	70	0
	10/2024		92,488	EUR	82,709	0	(420)
	10/2024		30,750	JPY	4,429,859	72	0
	11/2024	AUD	17,424		$11,982	0	(70)
	11/2024	EUR	82,709		92,614	420	0
	11/2024	JPY	4,409,441		30,750	0	(72)
	11/2024		$3,820	NZD	6,076	41	0

GLM	10/2024	BRL	3,041		$558	0	(1)
	10/2024	CAD	6,481		4,802	10	0
	10/2024	INR	31,290		373	0	0
	10/2024	JPY	277,914		1,913	0	(21)
	10/2024	MYR	11,659		2,708	0	(120)
	10/2024	RON	206		45	0	(1)
	10/2024		$554	BRL	3,041	4	0
	10/2024		943	CNY	6,691	13	0
	10/2024		100	IDR	1,549,251	2	0
	10/2024		199	ILS	739	0	(1)
	10/2024		1,109	INR	93,264	3	0
	10/2024		2,655	JPY	380,000	26	(37)
	10/2024		55	KRW	72,346	0	0
	10/2024		2,701	MYR	11,659	126	0
	10/2024		4,357	PLN	17,292	136	0
	10/2024		1,080	SGD	1,405	13	0
	11/2024	JPY	1,980,000		$13,467	0	(396)
	11/2024	MXN	15,924		797	0	(5)
	12/2024		14,142		737	27	0
	12/2024		$199	BRL	1,097	1	0
	02/2025		1,073	MXN	21,850	14	0
	04/2025	BRL	42,300		$7,624	58	(2)
	06/2025	JPY	50,000		333	0	(25)
	01/2026		330,000		2,452	47	0

IND	10/2024	KRW	2,784,844		2,080	0	(34)
	10/2024		$183	IDR	2,825,038	3	0
	10/2024		1,664	MYR	7,204	82	0

JPM	10/2024	CNH	114,582		$16,012	0	(362)
	10/2024	DKK	4,947		740	1	0
	10/2024	ILS	6,857		1,858	25	(6)
	10/2024	JPY	4,510,000		29,369	424	(2,486)
	10/2024	KRW	2,728,242		2,041	0	(29)
	10/2024	NOK	1,535		145	0	0
	10/2024	PLN	12,865		3,356	14	0
	10/2024		$3,057	CNH	21,706	45	0
	10/2024		2,010	CNY	14,202	17	0
	10/2024		685	DKK	4,571	0	(3)
	10/2024		36,799	JPY	5,240,000	7	(285)
	10/2024		3	KRW	3,975	0	0
	10/2024		5,573	PLN	21,603	40	(2)
	10/2024	ZAR	128,608		$7,348	0	(86)
	11/2024	CNH	16,245		2,298	0	(29)
	11/2024	DKK	4,563		685	3	0
	11/2024	TWD	40,038		1,232	0	(39)
	11/2024		$412	CNY	2,881	0	0
	11/2024		145	NOK	1,535	0	0
	11/2024		3,875	TRY	143,702	145	0
	12/2024	CNH	3,157		$440	0	(13)
	12/2024	MXN	2,804		147	6	0
	12/2024		$4,234	TRY	159,780	105	0
	01/2025	DKK	45,200		$6,679	0	(103)
	03/2025		$296	TRY	14,332	60	0
	04/2025	BRL	300		$53	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	139

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	JPY	170,000		$1,240	$2	$0

MBC	10/2024	EUR	3,660		4,063	0	(11)
	10/2024	JPY	2,815,809		20,587	1,023	(27)
	10/2024	KRW	9,893,714		7,408	0	(100)
	10/2024	MYR	16,592		3,818	0	(204)
	10/2024	PLN	5,620		1,474	14	0
	10/2024	SGD	2,816		2,186	0	(5)
	10/2024		$4,088	AUD	6,140	157	0
	10/2024		39,241	CAD	52,723	0	(258)
	10/2024		914	CNY	6,440	6	0
	10/2024		10,792	EUR	9,734	44	0
	10/2024		20,115	GBP	15,039	0	(8)
	10/2024		471	IDR	7,304,892	9	0
	10/2024		468	KRW	620,634	3	0
	10/2024		128	NOK	1,346	0	0
	10/2024		4,630	SEK	47,450	42	0
	10/2024		13,481	SGD	17,319	0	(6)
	11/2024	CAD	52,680		$39,241	258	0
	11/2024	GBP	15,039		20,114	8	0
	11/2024	RON	1,148	EUR	230	0	(1)
	11/2024	SGD	17,290		$13,481	6	0
	11/2024	TWD	64,383		2,010	0	(34)
	11/2024		$4,362	PLN	16,822	19	(14)
	12/2024	CNH	8,208		$1,150	0	(27)
	12/2024	MXN	6,255		320	6	0
	12/2024		$1,150	CNH	8,205	27	0

MYI	10/2024	DKK	13,198		$1,927	0	(44)
	10/2024	EUR	112,128		124,965	150	0
	10/2024	INR	27,015		322	0	0
	10/2024	JPY	330,000		2,698	402	0
	10/2024	KRW	3,851,154		2,880	0	(43)
	10/2024	MYR	6,494		1,533	0	(41)
	10/2024	SEK	49,761		4,860	0	(40)
	10/2024	SGD	15,905		12,215	0	(161)
	10/2024		$645	DKK	4,319	0	(1)
	10/2024		482	IDR	7,476,069	9	0
	10/2024		87	KRW	114,403	0	0
	10/2024		24	NOK	250	0	0
	10/2024	ZAR	69,034		$4,023	32	0
	11/2024	DKK	4,311		645	1	0
	11/2024	TWD	60,310		1,903	3	(15)
	11/2024		$301	CNY	2,110	1	0
	12/2024	MXN	5,023		$250	0	(2)

NGF	10/2024		$1,532	IDR	23,666,382	24	0

RBC	12/2024	MXN	16,407		$826	2	0

RYL	10/2024		$5,365	JPY	760,000	0	(58)

SCX	10/2024	CNH	9,454		$1,324	0	(27)
	10/2024	DKK	2,985		444	0	(1)
	10/2024	JPY	4,636		32	0	0
	10/2024	PEN	14,497		3,856	0	(54)
	10/2024		$767	CNY	5,425	6	0
	10/2024		10,054	EUR	9,058	30	0
	10/2024		100	IDR	1,547,700	2	0
	10/2024		5,997	INR	504,036	12	0
	10/2024		2,707	MYR	11,658	120	0
	11/2024	CNH	30,674		$4,235	0	(158)
	11/2024	TWD	16,898		526	0	(11)
	11/2024		$2,305	CNY	16,189	12	0

SOG	10/2024	EUR	3,210	RON	16,035	11	0
	11/2024		914		4,574	4	0

SSB	12/2024	MXN	5,767		$301	11	0

TOR	10/2024	AUD	29,336		19,895	0	(386)
	10/2024	CAD	32,183		23,911	114	0
	10/2024	JPY	2,080,000		13,730	0	(793)

UAG	10/2024	CHF	17,154		20,418	150	0
	10/2024		$20,204	CHF	17,138	45	0
	10/2024		2,134	PLN	8,289	19	0
	10/2024		5,434	ZAR	99,442	314	0

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	CHF	17,074		$20,204	$0	$(45)
	11/2024		$104	PLN	399	0	(1)
	11/2024		154	TWD	4,860	0	0
	12/2024		4	MXN	75	0	0

Total Forward Foreign Currency Contracts						$7,438	$(13,276)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	100	$12	$2
	Call - OTC USD versus CNH		7.400	12/06/2024	210	19	3
	Call - OTC USD versus CNH		7.325	01/14/2025	140	14	2
	Call - OTC USD versus CNH		7.400	01/14/2025	140	11	2
	Call - OTC USD versus CNH		7.400	01/23/2025	280	26	5

BRC	Call - OTC USD versus CNH		7.300	02/14/2025	160	17	3

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	280	29	6
	Call - OTC USD versus CNH		7.450	02/14/2025	280	27	6

MBC	Call - OTC USD versus CNH		7.350	12/06/2024	300	29	5
	Call - OTC USD versus CNH		7.375	02/14/2025	140	14	3

						$198	$37

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.930%	06/23/2025	4,300	$ 154	$77

BRC	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	1,000	37	22

DUB	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.065	06/24/2025	4,000	120	57
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.960	06/25/2025	5,900	204	101
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	1,200	50	26

FAR	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.875	02/03/2025	8,700	51	16

JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	61,000	81	9
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	69,700	55	23

							$752	$331

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,400	$106	$676

Total Purchased Options						$1,056	$1,044

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250%	06/23/2025	16,500	$ (157)	$(39)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	3,100	(8)	(13)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	3,100	(8)	(4)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(540)

BRC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.350	09/25/2025	3,800	(36)	(12)

DUB	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.400	06/24/2025	15,400	(120)	(28)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.280	06/25/2025	4,600	(46)	(11)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.300	06/25/2025	18,100	(159)	(40)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.330	09/25/2025	4,600	(51)	(15)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	4,200	(14)	(12)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	4,200	(14)	(16)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	141

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115%	10/28/2024	4,200	$ (14)	$(12)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	4,200	(14)	(15)

JPM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Receive	0.820	12/16/2024	8,100	(57)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	4,200	(14)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	4,200	(14)	(16)

Total Written Options							$(832)	$(776)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$	2,000	$(66)	$0	$0	$(66)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316		2,000	(66)	0	0	(66)

								$(132)	$0	$0	$(132)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.106%	$	1,300	$(31)	$40	$9	$0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.199		8,300	(42)	2	0	(40)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106		900	(22)	28	6	0

								$(95)	$70	$15	$(40)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$10,468	JPY	1,547,200	$(44)	$18	$0	$(26)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,346		1,959,900	(46)	21	0	(25)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,423		1,970,400	(41)	21	0	(20)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	13,355		1,957,200	(19)	21	2	0

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	11,057		1,547,900	569	18	587	0

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$10,366	JPY	1,529,000	$(22)	$17	$0	$(5)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	23,663		3,296,300	1,279	42	1,321	0

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	22,068		3,074,000	1,324	41	1,365	0

JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	38,160		5,585,800	495	59	554	0

								$3,495	$258	$3,829	$(76)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/18/2029	MYR	115,660	$(140)	$70	$0	$(70)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		9,170	(25)	5	0	(20)

GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		28,300	179	(251)	0	(72)

								$14	$(176)	$0	$(162)

Total Swap Agreements								$3,282	$152	$3,844	$(410)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$188	$0	$0	$188	$(114)	$0	$0	$(114)	$74	$0	$74
BOA	170	77	0	247	(196)	(39)	0	(235)	12	0	12
BPS	379	690	2	1,071	(1,562)	(557)	(161)	(2,280)	(1,209)	1,320	111
BRC	335	25	596	956	(3,280)	(12)	0	(3,292)	(2,336)	5,384	3,048
CBK	864	12	1,327	2,203	(503)	0	(45)	(548)	1,655	(443)	1,212
DUB	343	184	0	527	(356)	(94)	0	(450)	77	0	77
FAR	604	16	0	620	(603)	(28)	0	(631)	(11)	0	(11)
GLM	480	0	0	480	(609)	(27)	0	(636)	(156)	296	140
GST	0	0	1,365	1,365	0	0	(138)	(138)	1,227	0	1,227
IND	85	0	0	85	(34)	0	0	(34)	51	0	51
JPM	894	32	554	1,480	(3,443)	(19)	0	(3,462)	(1,982)	2,535	553
MBC	1,622	8	0	1,630	(695)	0	0	(695)	935	(760)	175
MYC	0	0	0	0	0	0	(66)	(66)	(66)	51	(15)
MYI	598	0	0	598	(347)	0	0	(347)	251	356	607
NGF	24	0	0	24	0	0	0	0	24	0	24
RBC	2	0	0	2	0	0	0	0	2	0	2
RYL	0	0	0	0	(58)	0	0	(58)	(58)	0	(58)
SCX	182	0	0	182	(251)	0	0	(251)	(69)	0	(69)
SOG	15	0	0	15	0	0	0	0	15	0	15
SSB	11	0	0	11	0	0	0	0	11	0	11
TOR	114	0	0	114	(1,179)	0	0	(1,179)	(1,065)	927	(138)
UAG	528	0	0	528	(46)	0	0	(46)	482	(640)	(158)

Total Over the Counter	$7,438	$1,044	$3,844	$12,326	$(13,276)	$(776)	$(410)	$(14,462)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	143

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

(k)

Securities with an aggregate market value of $10,869 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,780	$1,780
Swap Agreements	0	32	0	0	2,375	2,407

	$0	$32	$0	$0	$4,155	$4,187

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,438	$0	$7,438
Purchased Options	0	0	0	37	1,007	1,044
Swap Agreements	0	15	0	3,829	0	3,844

	$0	$15	$0	$11,304	$1,007	$12,326

	$0	$47	$0	$11,304	$5,162	$16,513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$961	$961
Swap Agreements	0	38	0	0	3,223	3,261

	$0	$38	$0	$0	$4,184	$4,222

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,276	$0	$13,276
Written Options	0	0	0	0	776	776
Swap Agreements	0	172	0	76	162	410

	$0	$172	$0	$13,352	$938	$14,462

	$0	$210	$0	$13,352	$5,122	$18,684

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$68	$68
Futures	0	0	0	0	(5,206)	(5,206)
Swap Agreements	0	3,544	0	0	1,168	4,712

	$0	$3,544	$0	$0	$(3,970)	$(426)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,323)	$0	$(4,323)
Written Options	0	0	0	0	828	828
Swap Agreements	0	25	0	(877)	(12)	(864)

	$0	$25	$0	$(5,200)	$816	$(4,359)

	$0	$3,569	$0	$(5,200)	$(3,154)	$(4,785)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,013	$4,013
Swap Agreements	0	(24)	0	0	1,982	1,958

	$0	$(24)	$0	$0	$5,995	$5,971

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,288)	$0	$(16,288)
Purchased Options	0	0	0	(161)	(266)	(427)
Written Options	0	0	0	0	271	271
Swap Agreements	0	(75)	0	127	(81)	(29)

	$0	$(75)	$0	$(16,322)	$(76)	$(16,473)

	$0	$(99)	$0	$(16,322)	$5,919	$(10,502)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$156	$0	$156
Australia
Corporate Bonds & Notes	0	9,073	0	9,073
Sovereign Issues	0	1,593	0	1,593
Brazil
Sovereign Issues	0	11,051	0	11,051
Canada
Corporate Bonds & Notes	0	22,142	0	22,142
Sovereign Issues	0	25,973	0	25,973
Cayman Islands
Asset-Backed Securities	0	53,455	0	53,455
Corporate Bonds & Notes	0	2,420	0	2,420
Sovereign Issues	0	522	0	522
Chile
Sovereign Issues	0	1,023	0	1,023
Denmark
Corporate Bonds & Notes	0	26,972	0	26,972
France
Corporate Bonds & Notes	0	8,264	0	8,264
Sovereign Issues	0	15,145	0	15,145
Germany
Corporate Bonds & Notes	0	5,590	0	5,590
Hungary
Sovereign Issues	0	1,186	0	1,186
Ireland
Asset-Backed Securities	0	27,016	0	27,016
Corporate Bonds & Notes	0	1,018	0	1,018
Non-Agency Mortgage-Backed Securities	0	1,559	0	1,559

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Israel
Sovereign Issues	$0	$1,249	$0	$1,249
Italy
Corporate Bonds & Notes	0	2,694	0	2,694
Sovereign Issues	0	13,355	0	13,355
Japan
Corporate Bonds & Notes	0	3,268	0	3,268
Sovereign Issues	0	49,662	0	49,662
Jersey, Channel Islands
Asset-Backed Securities	0	2,313	0	2,313
Malaysia
Corporate Bonds & Notes	0	567	0	567
Mexico
Sovereign Issues	0	423	0	423
Multinational
Corporate Bonds & Notes	0	619	0	619
Netherlands
Corporate Bonds & Notes	0	5,322	0	5,322
Norway
Sovereign Issues	0	1,450	0	1,450
Peru
Sovereign Issues	0	11,612	0	11,612
Poland
Sovereign Issues	0	7,014	0	7,014
Qatar
Corporate Bonds & Notes	0	264	0	264
Romania
Sovereign Issues	0	9,620	0	9,620
Saudi Arabia
Corporate Bonds & Notes	0	176	0	176
Sovereign Issues	0	17,346	0	17,346

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	145

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)	September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Serbia
Sovereign Issues	$0	$2,329	$0	$2,329
Singapore
Sovereign Issues	0	9,120	0	9,120
South Africa
Sovereign Issues	0	20,606	0	20,606
South Korea
Sovereign Issues	0	24,838	0	24,838
Spain
Corporate Bonds & Notes	0	4,899	0	4,899
Sovereign Issues	0	6,287	0	6,287
Supranational
Corporate Bonds & Notes	0	1,203	0	1,203
Switzerland
Corporate Bonds & Notes	0	10,882	0	10,882
United Arab Emirates
Sovereign Issues	0	3,526	0	3,526
United Kingdom
Corporate Bonds & Notes	0	30,416	0	30,416
Non-Agency Mortgage-Backed Securities	0	21,108	0	21,108
Sovereign Issues	0	2,177	0	2,177
United States
Asset-Backed Securities	0	45,728	0	45,728
Corporate Bonds & Notes	0	54,001	0	54,001
Loan Participations and Assignments	0	1,195	605	1,800
Municipal Bonds & Notes	0	1,815	0	1,815
Non-Agency Mortgage-Backed Securities	0	62,260	0	62,260
U.S. Government Agencies	0	549,164	0	549,164
U.S. Treasury Obligations	0	106,912	0	106,912
Short-Term Instruments
Commercial Paper	0	2,950	0	2,950
Japan Treasury Bills	0	45,634	0	45,634
Romania Treasury Bills	0	5,919	0	5,919

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
U.S. Treasury Bills	$0	$960	$0	$960

	$0	$1,355,041	$605	$1,355,646

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,990	$0	$0	$12,990

Total Investments	$12,990	$1,355,041	$605	$1,368,636

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(311,872)	$0	$(311,872)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	972	3,210	0	4,182
Over the counter	0	12,326	0	12,326

	$972	$15,536	$0	$16,508

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(783)	(3,416)	0	(4,199)
Over the counter	0	(14,462)	0	(14,462)

	$(783)	$(17,878)	$0	$(18,661)

Total Financial Derivative Instruments	$189	$(2,342)	$0	$(2,153)

Totals	$13,179	$1,040,827	$605	$1,054,611

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.9%

ARGENTINA 0.1%

SOVEREIGN ISSUES 0.1%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$566	$348
1.000% due 07/09/2029		15	10
3.500% due 07/09/2041 þ		100	46

Total Argentina (Cost $439)			404

AUSTRALIA 0.1%

SOVEREIGN ISSUES 0.1%

Australia Government International Bond
1.750% due 06/21/2051	AUD	1,000	391
2.500% due 05/21/2030		1,100	715

Total Australia (Cost $1,599)			1,106

BRAZIL 1.2%

SOVEREIGN ISSUES 1.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	53,300	9,276

Total Brazil (Cost $9,391)			9,276

CANADA 5.3%

CORPORATE BONDS & NOTES 0.4%

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	988

Royal Bank of Canada
4.851% due 12/14/2026		$2,100	2,142

			3,130

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	789	557
2.867% due 02/12/2055 ~		2,400	1,658

			2,215

SOVEREIGN ISSUES 4.6%

Canada Government Bond
1.500% due 12/01/2044 (e)		1,542	1,132
2.750% due 12/01/2033		6,200	4,704
4.000% due 03/01/2029		9,800	7,630

Export Development Canada
7.130% due 03/11/2029	INR	123,600	1,493

Province of British Columbia
4.150% due 06/18/2034	CAD	3,800	2,925

Province of Ontario
3.650% due 06/02/2033		17,000	12,704

Province of Quebec
3.600% due 09/01/2033		3,700	2,750

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,500	2,430

			35,768

Total Canada (Cost $40,262)			41,113

CAYMAN ISLANDS 5.4%

ASSET-BACKED SECURITIES 5.0%

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		$774	775

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		3,476	3,474

AREIT Trust
6.277% due 11/17/2038 •		433	432

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		1,761	1,762

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crestline Denali CLO Ltd.
6.685% due 10/23/2031 •		$2,374	$2,377

KKR CLO Ltd.
6.513% due 07/15/2030 •		1,416	1,416

LoanCore Issuer Ltd.
6.892% due 01/17/2037 •		3,438	3,440

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •		306	305

Sound Point CLO Ltd.
6.524% due 10/20/2030 •		1,338	1,339

Starwood Commercial Mortgage Trust
6.329% due 04/18/2038 •		2,920	2,890

Starwood Mortgage Trust
6.692% due 11/15/2038 •		3,558	3,530

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		2,741	2,743

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		3,831	3,817

Venture CLO Ltd.
6.674% due 04/20/2032 •		2,900	2,903
6.677% due 07/30/2032 •		3,700	3,704

Voya CLO Ltd.
6.497% due 04/17/2030 •		408	408

Wind River CLO Ltd.
6.643% due 07/15/2031 •		3,493	3,497

			38,812

CORPORATE BONDS & NOTES 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,144	1,069

Sands China Ltd.
5.400% due 08/08/2028		1,500	1,515

			2,584

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		800	835

Total Cayman Islands (Cost $42,309)			42,231

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029		$800	819

Total Chile (Cost $799)			819

CHINA 1.7%

SOVEREIGN ISSUES 1.7%

China Government International Bond
3.530% due 10/18/2051	CNY	51,800	9,119
3.720% due 04/12/2051		22,800	4,134

Total China (Cost $12,130)			13,253

DENMARK 1.0%

CORPORATE BONDS & NOTES 1.0%

Danske Bank AS
4.613% due 10/02/2030 •(b)		$2,400	2,398

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	36	4

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,316	290

Nykredit Realkredit AS
1.000% due 04/01/2025		21,000	3,108
1.500% due 10/01/2052		5,395	673

Realkredit Danmark AS
1.000% due 01/01/2025		5,400	802
1.500% due 10/01/2053		4,166	521

Total Denmark (Cost $7,985)			7,796

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 3.1%

CORPORATE BONDS & NOTES 0.6%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$900	$916

BPCE SA
5.716% due 01/18/2030 •		2,400	2,480

Societe Generale SA
3.337% due 01/21/2033 •		1,300	1,143

			4,539

SOVEREIGN ISSUES 2.5%

France Government International Bond
0.500% due 05/25/2072	EUR	2,200	892
0.750% due 05/25/2052		10,950	6,400
2.000% due 05/25/2048		6,300	5,421
3.000% due 06/25/2049		4,000	4,140
3.250% due 05/25/2045		2,600	2,849

			19,702

Total France (Cost $34,989)			24,241

GERMANY 1.0%

CORPORATE BONDS & NOTES 0.6%

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	2,400	2,443
2.129% due 11/24/2026 •		$1,900	1,841

			4,284

SOVEREIGN ISSUES 0.4%

Bundesrepublik Deutschland Bundesanleihe
2.300% due 02/15/2033	EUR	2,800	3,182

Total Germany (Cost $7,527)			7,466

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$1,400	1,509

Total Hungary (Cost $1,396)			1,509

IRELAND 2.3%

ASSET-BACKED SECURITIES 1.8%

Accunia European CLO DAC
4.635% due 07/15/2030 •	EUR	539	600

Cairn CLO DAC
4.465% due 10/15/2031 •		1,484	1,649

CVC Cordatus Loan Fund DAC
4.335% due 10/15/2031 •		1,438	1,599

CVC Cordatus Opportunity Loan Fund DAC
4.922% due 08/15/2033 •		1,189	1,330

Dryden Euro CLO DAC
4.345% due 04/15/2033 •		1,599	1,779

Harvest CLO DAC
4.325% due 10/15/2031 •		1,203	1,336

Jubilee CLO DAC
4.335% due 04/15/2031 •		1,300	1,446

Man GLG Euro CLO DAC
4.365% due 10/15/2030 •		215	239

Rockford Tower Europe CLO DAC
5.075% due 04/24/2037 •		1,800	2,007

Sculptor European CLO DAC
4.735% due 10/15/2034 •		1,900	2,114

			14,099

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$800	798

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	147

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 10/29/2024		$700	$698

			1,496

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Shamrock Residential DAC
4.874% due 01/24/2061 •	EUR	2,066	2,301

Total Ireland (Cost $18,380)			17,896

ISRAEL 0.9%

SOVEREIGN ISSUES 0.9%

Israel Government International Bond
2.000% due 03/31/2027	ILS	9,700	2,457
4.500% due 01/17/2033		$600	565
5.375% due 03/12/2029		1,300	1,322
5.500% due 03/12/2034		1,300	1,309
5.750% due 03/12/2054		1,300	1,240

Total Israel (Cost $7,359)			6,893

ITALY 0.8%

CORPORATE BONDS & NOTES 0.6%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,932
2.625% due 04/28/2025		1,000	1,107

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$1,000	1,162

Nexi SpA
2.125% due 04/30/2029	EUR	500	520

			4,721

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$1,400	1,421

Total Italy (Cost $6,238)			6,142

JAPAN 6.8%

CORPORATE BONDS & NOTES 0.1%

Nomura Holdings, Inc.
2.329% due 01/22/2027		$1,000	952

SOVEREIGN ISSUES 6.7%

Development Bank of Japan, Inc.
4.000% due 08/28/2027		1,800	1,805

Japan Government International Bond
0.100% due 01/01/2026	JPY	410,000	2,846
0.100% due 03/10/2028 (e)		1,454,267	10,457
0.400% due 06/20/2029		320,000	2,217
0.500% due 09/20/2046		74,000	393
0.500% due 03/20/2049		1,470,000	7,392
0.700% due 12/20/2048		1,520,000	8,095
0.700% due 06/20/2051		200,000	1,013
1.000% due 03/20/2052		500,000	2,715
1.500% due 09/20/2043		760,000	5,166
1.800% due 03/20/2054		203,000	1,324
2.200% due 06/20/2054		580,000	4,136

Tokyo Metropolitan Government
0.750% due 07/16/2025		$4,500	4,376

			51,935

Total Japan (Cost $68,231)			52,887

MALAYSIA 1.7%

CORPORATE BONDS & NOTES 0.2%

Petronas Capital Ltd.
3.404% due 04/28/2061		$800	584
4.550% due 04/21/2050		400	372
4.800% due 04/21/2060		400	384

			1,340

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.5%

Malaysia Government International Bond
3.519% due 04/20/2028	MYR	47,830	$11,633

Total Malaysia (Cost $11,820)			12,973

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
5.000% due 04/27/2051		$600	507

Total Mexico (Cost $558)			507

NETHERLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$2,500	2,597

Total Netherlands (Cost $2,500)			2,597

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	1,000	544

Total New Zealand (Cost $692)			544

NORWAY 0.2%

SOVEREIGN ISSUES 0.2%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,450

Total Norway (Cost $1,602)			1,450

PERU 0.6%

CORPORATE BONDS & NOTES 0.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,800	776

SOVEREIGN ISSUES 0.5%

Peru Government International Bond
2.780% due 12/01/2060		$1,000	606
6.900% due 08/12/2037	PEN	3,200	890
6.950% due 08/12/2031		7,300	2,109

			3,605

Total Peru (Cost $4,707)			4,381

POLAND 0.7%

SOVEREIGN ISSUES 0.7%

Poland Government International Bond
3.875% due 02/14/2033	EUR	1,700	1,986
4.250% due 02/14/2043		500	585
4.625% due 03/18/2029		$2,600	2,662
5.500% due 04/04/2053		400	410

Total Poland (Cost $5,334)			5,643

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$600	529

Total Qatar (Cost $595)			529

ROMANIA 1.5%

SOVEREIGN ISSUES 1.5%

Romania Government International Bond
1.375% due 12/02/2029	EUR	1,200	1,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/28/2032	EUR	600	$544
2.000% due 04/14/2033		100	87
2.124% due 07/16/2031		200	187
2.625% due 12/02/2040		800	596
2.750% due 04/14/2041		500	377
2.875% due 04/13/2042		1,800	1,356
3.750% due 02/07/2034		1,200	1,181
5.000% due 09/27/2026		2,300	2,635
5.125% due 09/24/2031		1,800	2,014
5.250% due 05/30/2032		700	783
5.625% due 05/30/2037		700	770

Total Romania (Cost $13,396)			11,682

SAUDI ARABIA 1.6%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$800	705

SOVEREIGN ISSUES 1.5%

Saudi Government International Bond
4.750% due 01/18/2028		2,700	2,756
4.750% due 01/16/2030		6,600	6,753
4.875% due 07/18/2033		1,900	1,935

			11,444

Total Saudi Arabia (Cost $11,845)			12,149

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	1,094
2.050% due 09/23/2036		900	747

Total Serbia (Cost $2,311)			1,841

SINGAPORE 0.7%

SOVEREIGN ISSUES 0.7%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	355	266
3.250% due 06/01/2054		5,697	5,010

Total Singapore (Cost $4,464)			5,276

SOUTH AFRICA 0.8%

SOVEREIGN ISSUES 0.8%

South Africa Government International Bond
8.000% due 01/31/2030	ZAR	38,000	2,123
8.875% due 02/28/2035		78,700	4,220

Total South Africa (Cost $6,237)			6,343

SOUTH KOREA 3.8%

SOVEREIGN ISSUES 3.8%

Korea Government International Bond
2.000% due 06/10/2031	KRW	2,279,140	1,638
2.125% due 06/10/2027		3,015,000	2,263
2.375% due 12/10/2027		3,370,000	2,538
2.375% due 12/10/2028		331,640	248
2.625% due 06/10/2028		8,189,580	6,204
3.250% due 03/10/2028		2,148,130	1,662
3.250% due 06/10/2033		2,300,970	1,791
3.250% due 09/10/2042		955,810	758
3.250% due 03/10/2053		3,418,200	2,788
4.250% due 12/10/2032		5,457,570	4,545
5.500% due 03/10/2028		3,370,000	2,793

Korea National Oil Corp.
4.250% due 09/30/2029		$2,000	1,990

Total South Korea (Cost $30,697)			29,218

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 1.6%

CORPORATE BONDS & NOTES 0.3%

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		$800	$849

Banco Santander SA
1.849% due 03/25/2026		400	385

CaixaBank SA
6.684% due 09/13/2027 •		1,200	1,248

			2,482

SOVEREIGN ISSUES 1.3%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	579

Spain Government International Bond
0.850% due 07/30/2037		600	506
1.450% due 10/31/2071		1,370	787
3.450% due 07/30/2066		5,700	5,994
3.900% due 07/30/2039		1,600	1,904

			9,770

Total Spain (Cost $16,746)			12,252

SUPRANATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,203

Total Supranational (Cost $1,321)			1,203

SWITZERLAND 1.5%

CORPORATE BONDS & NOTES 1.5%

UBS Group AG
2.193% due 06/05/2026 •		$2,500	2,455
3.091% due 05/14/2032 •		1,100	992
3.869% due 01/12/2029 •		400	391
5.617% due 09/13/2030 •		1,500	1,568
6.373% due 07/15/2026 •		1,200	1,213
6.442% due 08/11/2028 •		1,344	1,414
6.442% due 08/11/2028		656	690
6.537% due 08/12/2033 •		2,400	2,651

Total Switzerland (Cost $10,735)			11,374

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031 (b)		$2,400	2,387

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		600	641

Total United Arab Emirates (Cost $2,977)			3,028

UNITED KINGDOM 6.5%

ASSET-BACKED SECURITIES 0.3%

Tower Bridge Funding PLC
0.000% due 12/20/2066 •	GBP	2,000	2,677

CORPORATE BONDS & NOTES 3.2%

Barclays PLC
4.375% due 01/12/2026		$480	479

HSBC Holdings PLC
2.804% due 05/24/2032 •		400	354
4.856% due 05/23/2033 •	EUR	1,800	2,184
5.597% due 05/17/2028 •		$500	514
5.719% due 03/04/2035 •		2,900	3,083
5.733% due 05/17/2032 •		500	527
5.887% due 08/14/2027 •		900	925

Nationwide Building Society
2.972% due 02/16/2028 •		700	675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
5.076% due 01/27/2030 •		$1,600	$1,631
5.778% due 03/01/2035 •		2,900	3,085

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		2,350	2,491

Santander U.K. PLC
5.530% due 02/12/2027 ~	GBP	2,500	3,355

Standard Chartered PLC
6.187% due 07/06/2027 •		$2,400	2,465
6.296% due 07/06/2034 •		2,400	2,601

			24,369

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

EuroMASTR PLC
5.299% due 06/15/2040 •	GBP	144	188

Eurosail PLC
6.049% due 06/13/2045 •		447	597

Ripon Mortgages PLC
5.680% due 08/28/2056 •		5,576	7,459

RMAC Securities PLC
5.358% due 06/12/2044 •		$119	116

			8,360

SOVEREIGN ISSUES 1.9%

United Kingdom Gilt
0.625% due 10/22/2050	GBP	3,500	1,926
1.125% due 01/31/2039		100	89
1.250% due 07/31/2051		5,700	3,760
1.500% due 07/31/2053		2,400	1,649
1.750% due 01/22/2049		1,900	1,507
4.250% due 12/07/2040		3,000	3,959
4.375% due 07/31/2054		1,100	1,421

			14,311

Total United Kingdom (Cost $57,243)			49,717

UNITED STATES 72.3%

ASSET-BACKED SECURITIES 1.7%

ACE Securities Corp. Home Equity Loan Trust
5.269% due 07/25/2036 •		$2,193	716

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.839% due 07/25/2034 •		84	83

Amortizing Residential Collateral Trust
5.669% due 10/25/2031 •		1	1

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.552% due 02/25/2034 •		121	123

Bear Stearns Asset-Backed Securities Trust
5.769% due 09/25/2046 •		304	292

Citigroup Mortgage Loan Trust
5.029% due 07/25/2045 •		527	371
5.039% due 05/25/2037 •		63	42

Countrywide Asset-Backed Certificates Trust
5.649% due 12/25/2036 •		36	29

Credit Suisse First Boston Mortgage Securities Corp.
6.319% due 05/25/2044 •		383	408

Credit-Based Asset Servicing & Securitization LLC
5.512% due 07/25/2037 •		97	64

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		1,867	1,850

GSAMP Trust
5.229% due 12/25/2046 •		1,022	537
5.449% due 09/25/2036 •		1,634	583

Home Equity Asset Trust
5.569% due 11/25/2032 •		1	1

Merrill Lynch Mortgage Investors Trust
5.129% due 09/25/2037 •		103	21
5.209% due 02/25/2037 •		34	10

Morgan Stanley ABS Capital, Inc. Trust
5.069% due 07/25/2036 •		48	18

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Home Equity Loan Trust
5.319% due 04/25/2037 •		$968	$510

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •		317	87
6.419% due 09/25/2046 þ		1,299	278

Option One Mortgage Loan Trust
5.189% due 04/25/2037 •		1,061	751
5.839% due 05/25/2035 •		1,743	1,455

People’s Choice Home Loan Securities Trust
6.319% due 01/25/2035 •		251	242

Popular ABS Mortgage Pass-Through Trust
5.279% due 06/25/2047 •		1,436	1,338

Securitized Asset-Backed Receivables LLC Trust
5.069% due 12/25/2036 •		24	12
5.089% due 12/25/2036 •		27	6
5.099% due 05/25/2037 •		246	187

SMB Private Education Loan Trust
1.290% due 07/15/2053		827	772
6.311% due 07/15/2053 •		255	255
6.792% due 02/16/2055 •		1,776	1,784

Soundview Home Loan Trust
5.089% due 11/25/2036 •		26	7

Structured Asset Securities Corp. Mortgage Loan Trust
6.815% due 04/25/2035 •		27	27

Terwin Mortgage Trust
5.909% due 11/25/2033 •		37	32

Washington Mutual Asset-Backed Certificates Trust
4.238% due 10/25/2036 •		36	13

			12,905

CORPORATE BONDS & NOTES 6.2%

Boeing Co.
6.259% due 05/01/2027		700	723

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		900	949

Charter Communications Operating LLC
3.500% due 03/01/2042		3,200	2,225
3.700% due 04/01/2051		1,200	767
3.850% due 04/01/2061		400	246

Citigroup, Inc.
5.449% due 06/11/2035 •		2,700	2,817

Credit Suisse AG AT1 Claim		700	90

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		400	339

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	279
3.375% due 11/13/2025		400	392
4.125% due 08/17/2027		1,300	1,266
4.542% due 08/01/2026		600	595

GA Global Funding Trust
2.250% due 01/06/2027		900	857

Glencore Funding LLC
5.371% due 04/04/2029		1,900	1,965

Goldman Sachs Group, Inc.
5.851% due 04/25/2035 •		1,400	1,505
6.484% due 10/24/2029 •		2,100	2,262

JPMorgan Chase & Co.
5.336% due 01/23/2035 •		2,800	2,928
6.087% due 10/23/2029 •		4,200	4,478

Morgan Stanley
3.955% due 03/21/2035 •	EUR	3,100	3,552
5.466% due 01/18/2035 •		$1,200	1,255
6.407% due 11/01/2029 •		2,100	2,257

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	4,220

Organon & Co.
2.875% due 04/30/2028	EUR	500	535

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	94
4.000% due 12/01/2046		200	159
4.200% due 03/01/2029		1,200	1,182
4.250% due 03/15/2046		100	83
4.550% due 07/01/2030		400	397

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	149

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PacifiCorp
5.300% due 02/15/2031		$1,000	$1,041

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,600	3,582

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	600	687
5.125% due 02/13/2031		$800	832

Wells Fargo & Co.
5.198% due 01/23/2030 •		1,900	1,959
6.303% due 10/23/2029 •		1,400	1,498

			48,016

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Avolon TLB Borrower 1 U.S. LLC
6.961% due 06/22/2028		1,548	1,553

			1,553

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.158% due 06/01/2026		1,300	1,254

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		485	502

			1,756

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.7%

Adjustable Rate Mortgage Trust
5.592% due 09/25/2035 ~		32	28
7.813% due 07/25/2035 ~		13	13

American Home Mortgage Assets Trust
5.349% due 09/25/2046 •		428	389

Banc of America Funding Trust
4.560% due 10/20/2046 ~		398	334
5.017% due 01/20/2047 ~		45	39
5.500% due 09/25/2035		300	300
5.750% due 11/25/2035		113	110
6.000% due 08/25/2036		45	41
6.315% due 11/20/2034 ~		170	167

Banc of America Mortgage Trust
5.993% due 09/25/2035 ~		47	42
6.348% due 07/25/2035 ~		35	29

BCAP LLC Trust
4.844% due 01/26/2047 •		145	141
5.250% due 02/26/2036 ~		507	203

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		19	17
4.326% due 11/25/2034 ~		387	343
4.798% due 02/25/2036 ~		70	64
5.495% due 02/25/2034 ~		4	4
6.230% due 10/25/2033 ~		15	15
6.640% due 05/25/2033 ~		19	18
6.997% due 05/25/2034 ~		69	66

Bear Stearns ALT-A Trust
4.560% due 08/25/2036 ~		814	388
4.583% due 11/25/2036 ~		242	108
4.693% due 11/25/2035 ~		19	15
4.850% due 08/25/2036 ~		37	24
5.080% due 11/25/2036 ~		866	448

Bear Stearns Structured Products, Inc. Trust
5.515% due 01/26/2036 ~		36	27

BellaVista Mortgage Trust
5.579% due 05/20/2045 •		10	7

BIG Commercial Mortgage Trust
6.438% due 02/15/2039 •		3,355	3,331

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		941	859

Chase Mortgage Finance Trust
5.306% due 07/25/2037 ~		51	42
6.552% due 02/25/2037 ~		59	58

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037		30	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	$5,726	$4,833
3.000% due 11/27/2051 ~	3,747	3,295
6.246% due 08/25/2035 ~	30	28
7.560% due 09/25/2035 •	64	64

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
5.037% due 09/25/2035 ~	413	366

Countrywide Alternative Loan Trust
5.250% due 06/25/2035	74	57
5.289% due 02/25/2047 •	158	152
5.309% due 05/25/2047 •	152	133
5.319% due 05/25/2037 •	332	100
5.355% due 09/20/2046 •	1,046	899
5.369% due 06/25/2036 •	191	79
5.369% due 06/25/2037 •	465	426
5.389% due 05/25/2035 •	471	435
5.389% due 07/25/2046 •	417	372
5.489% due 07/25/2046 •	715	495
5.495% due 03/20/2046 •	28	24
5.529% due 12/25/2035 •	20	18
6.250% due 08/25/2037	302	149
6.500% due 08/25/2032	9	9
6.523% due 08/25/2035 •	106	99
6.623% due 11/25/2035 •	199	172
7.163% due 11/25/2035 •	141	126

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	12	11
4.844% due 09/25/2047 ~	201	186
5.549% due 04/25/2035 •	10	9
5.609% due 03/25/2035 •	382	347
5.629% due 02/25/2035 •	71	67
5.649% due 02/25/2035 •	29	26
5.649% due 03/25/2036 •	6	1
6.662% due 02/20/2036 •	76	65

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	113	87

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	602	508
6.500% due 07/26/2036	584	139

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	198	169

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.069% due 10/25/2036 •	24	19
6.800% due 07/25/2036 þ	162	140

Extended Stay America Trust
6.291% due 07/15/2038 •	3,297	3,295

First Horizon Alternative Mortgage Securities Trust
4.910% due 08/25/2035 ~	210	185

GreenPoint Mortgage Funding Trust
5.329% due 01/25/2037 •	386	347
5.369% due 12/25/2046 •	523	492
5.389% due 04/25/2036 •	164	144
5.409% due 06/25/2045 •	58	51
5.509% due 11/25/2045 •	20	18

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.365% due 10/25/2033 ~	9	9

GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)	65,000	54

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	716	605
2.500% due 04/25/2052 ~	870	736

GSR Mortgage Loan Trust
4.502% due 05/25/2035 ~	64	53
5.202% due 09/25/2035 ~	35	34
5.489% due 08/25/2046 •	461	109
6.750% due 03/25/2033 •	9	9

HarborView Mortgage Loan Trust
5.072% due 07/19/2035 ~	35	26
5.459% due 09/19/2037 •	363	310
5.559% due 03/19/2036 •	53	48
5.639% due 02/19/2036 •	217	101
5.699% due 11/19/2035 •	161	108
5.779% due 01/19/2035 •	13	12

Impac CMB Trust
5.629% due 03/25/2035 •	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.749% due 10/25/2034 •	$37	$37

IndyMac INDA Mortgage Loan Trust
3.222% due 11/25/2035 ~	144	111

IndyMac INDX Mortgage Loan Trust
3.953% due 08/25/2035 ~	98	73
4.593% due 12/25/2034 ~	35	33
5.389% due 05/25/2046 •	526	470
5.449% due 06/25/2037 •	192	176
5.469% due 02/25/2037 •	661	432
5.549% due 11/25/2036 •	159	149

JP Morgan Alternative Loan Trust
5.449% due 10/25/2036 •	1,082	976
5.500% due 11/25/2036 ~	8	4
5.648% due 12/25/2035 ~	995	718

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	6,116	5,379
3.000% due 03/25/2052 ~	5,437	4,781
3.000% due 04/25/2052 ~	5,150	4,531
3.000% due 05/25/2052 ~	7,948	6,976
4.231% due 07/27/2037 ~	297	281
5.203% due 02/25/2036 ~	177	128
5.269% due 10/25/2035 •	1,034	743
5.415% due 08/25/2035 ~	49	48
5.546% due 07/25/2035 ~	44	42
5.714% due 11/25/2033 ~	27	26
5.981% due 10/25/2035 ~	42	40

Lehman XS Trust
5.609% due 11/25/2046 •	765	583

MASTR Adjustable Rate Mortgages Trust
5.179% due 04/25/2046 •	84	74
5.649% due 05/25/2047 •	1,500	1,212

MASTR Alternative Loan Trust
5.369% due 03/25/2036 •	414	41

Merrill Lynch Mortgage Investors Trust
5.211% due 06/25/2035 ~	63	61
5.217% due 06/25/2037 ~	59	54
6.685% due 02/25/2033 ~	19	18

Merrill Lynch Mortgage-Backed Securities Trust
4.271% due 04/25/2037 ~	12	10

MF1 Ltd.
6.167% due 12/15/2034 •	3,100	3,063

MFA Trust
1.381% due 04/25/2065 ~	663	631
1.947% due 04/25/2065 ~	254	242
6.105% due 12/25/2068 þ	761	769

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,487	1,432
2.750% due 11/25/2059 ~	1,332	1,276

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 10/25/2035 ~	99	85
6.320% due 03/25/2047 þ	178	167
6.638% due 03/25/2047 þ	152	143
7.295% due 02/25/2036 ~	41	33

OBX Trust
3.000% due 01/25/2052 ~	3,567	3,131
7.159% due 10/25/2063 þ	1,730	1,777

One New York Plaza Trust
6.161% due 01/15/2036 •	3,700	3,538

Residential Accredit Loans, Inc. Trust
4.404% due 08/25/2035 ~	92	36
5.119% due 02/25/2047 •	778	268
5.389% due 04/25/2046 •	58	15
6.000% due 06/25/2036	325	256
6.000% due 06/25/2037	197	157
6.036% due 10/25/2037 ~	356	303

Residential Asset Securitization Trust
6.500% due 08/25/2036	657	198

Residential Funding Mortgage Securities, Inc. Trust
6.092% due 09/25/2035 ~	134	92

Sequoia Mortgage Trust
5.775% due 07/20/2033 •	43	43
7.176% due 04/20/2035 ~	14	14

Structured Adjustable Rate Mortgage Loan Trust
4.992% due 04/25/2035 ~	376	345
5.409% due 05/25/2037 •	23	21
6.523% due 01/25/2035 •	12	11

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.626% due 10/25/2037 •	$143	$132
6.857% due 04/25/2034 ~	5	5
7.251% due 02/25/2034 ~	23	22

Structured Asset Mortgage Investments Trust
5.349% due 07/25/2046 •	401	287
5.389% due 04/25/2036 •	60	54
5.409% due 09/25/2047 •	45	40
5.429% due 05/25/2045 •	110	98
5.579% due 07/19/2035 •	21	20
5.589% due 12/25/2035 •	9	7
5.659% due 07/19/2034 •	1	1
6.623% due 08/25/2047 •	674	562

Structured Asset Securities Corp. Mortgage Loan Trust
5.259% due 10/25/2036 •	789	637

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	189	5

Thornburg Mortgage Securities Trust
5.789% due 06/25/2047 •	426	396

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,403	1,282
2.710% due 01/25/2060 ~	1,053	1,008
2.900% due 10/25/2059 ~	4,644	4,465
5.969% due 05/25/2058 •	557	575

UWM Mortgage Trust
3.000% due 01/25/2052 ~	589	516

Verus Securitization Trust
6.259% due 12/25/2068 þ	756	768
6.876% due 11/25/2068 ~	1,164	1,194

WaMu Mortgage Pass-Through Certificates Trust
3.843% due 04/25/2037 ~	429	381
3.903% due 03/25/2036 ~	477	437
4.168% due 02/25/2037 ~	120	103
4.240% due 12/25/2036 ~	15	13
4.286% due 12/25/2046 •	248	220
4.367% due 02/25/2037 ~	174	153
4.390% due 12/25/2046 •	121	104
4.522% due 05/25/2046 •	357	329
4.850% due 12/25/2035 ~	137	125
5.118% due 03/25/2035 ~	89	90
5.529% due 11/25/2045 •	106	99
5.549% due 07/25/2045 •	191	186
5.549% due 10/25/2045 •	30	29
5.589% due 01/25/2045 •	26	26
5.609% due 01/25/2045 •	26	26
5.709% due 11/25/2034 •	228	218
5.949% due 11/25/2034 •	155	145
6.006% due 03/25/2034 ~	76	76
6.084% due 08/25/2034 ~	89	87
6.282% due 06/25/2033 ~	12	12
6.523% due 06/25/2042 •	13	12
6.523% due 08/25/2042 •	15	15
6.623% due 11/25/2046 •	76	67

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 10/25/2035	262	205
6.063% due 07/25/2046 •	264	163
6.093% due 05/25/2046 •	670	576

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	47	40

		90,819

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 43.4%

Fannie Mae
3.000% due 03/01/2060	$972	$864
3.500% due 01/01/2059	2,099	1,941
4.470% due 03/01/2033 •	12	12
5.223% due 12/01/2036 •	3	3
5.583% due 03/25/2034 •	1	1
5.607% due 12/01/2034 •	5	5
5.707% due 07/25/2037 •	75	74
5.795% due 06/25/2029 - 06/25/2036 •	24	24
6.000% due 04/25/2043 - 07/25/2044	211	218
6.362% due 06/01/2043 •	16	16
6.363% due 10/01/2044 •	16	17
6.500% due 06/25/2044	3	3
6.576% due 09/01/2035 •	8	8
6.986% due 11/01/2034 •	109	113
7.123% due 06/01/2035 •	2	1

Freddie Mac
0.892% due 01/15/2038 ~(a)	332	23
5.229% due 08/25/2031 •	5	5
5.816% due 01/15/2038 •	332	333
5.907% due 12/15/2031 •	7	7
6.051% due 11/01/2035 •	15	15
6.057% due 12/15/2037 •	79	79
6.323% due 10/25/2044 •	173	156
6.544% due 09/01/2035 •	2	2
6.921% due 08/01/2035 •	2	2

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	4,248	3,878
3.750% due 10/20/2029 •	2	2
6.000% due 08/20/2034	1,005	1,027
6.345% due 12/20/2073 •	1,186	1,190

Ginnie Mae, TBA
2.500% due 11/01/2054	3,500	3,088
3.000% due 11/01/2054	18,385	16,783

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	4,586	3,981
3.000% due 10/01/2049 - 06/01/2051	2,315	2,084
3.500% due 10/01/2034 - 07/01/2050	1,760	1,676
4.000% due 01/01/2048 - 06/01/2050	826	803
4.500% due 06/01/2053	2,558	2,517
5.500% due 06/01/2053 - 09/01/2053	11,192	11,339
6.000% due 06/01/2053 - 09/01/2054	119,563	122,296
6.500% due 12/01/2053	4,255	4,389

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	7,400	6,643
4.500% due 11/01/2054	45,700	44,949
6.500% due 11/01/2054	102,000	105,111

		335,678

U.S. TREASURY OBLIGATIONS 8.9%

U.S. Treasury Bonds
1.625% due 11/15/2050 (j)	500	294
1.875% due 02/15/2041	100	73
2.250% due 08/15/2049 (f)	2,100	1,456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 11/15/2049		$175	$124
3.000% due 02/15/2048 (f)		1,600	1,302
3.000% due 08/15/2048		175	142
3.000% due 02/15/2049		250	203
3.375% due 11/15/2048 (f)		3,900	3,381
4.125% due 08/15/2044 (f)		3,375	3,349

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (h)		7,611	7,475
0.125% due 07/15/2031		3,169	2,900
0.125% due 01/15/2032		794	718
0.250% due 01/15/2025 (h)		9,030	8,919
0.375% due 07/15/2025		531	523
0.500% due 01/15/2028 (f)		9,436	9,138
0.625% due 07/15/2032		541	507
1.125% due 01/15/2033 (f)(h)		4,224	4,077
2.375% due 01/15/2025		167	166
2.500% due 01/15/2029 (h)		2,930	3,057
3.875% due 04/15/2029 (h)		2,296	2,535

U.S. Treasury Notes
2.875% due 04/30/2025 (f)(h)(j)		3,100	3,075
3.500% due 02/15/2033 (f)(j)		1,400	1,376
4.000% due 02/15/2034 (f)		5,100	5,189
4.375% due 05/15/2034 (f)		600	629
4.500% due 11/15/2033 (f)(j)		7,700	8,133

			68,741

Total United States (Cost $570,366)			559,468

SHORT-TERM INSTRUMENTS 1.0%

JAPAN TREASURY BILLS 1.0%
0.167% due 04/21/2025 - 06/20/2025 (c)(d)	JPY	1,150,000	7,995

Total Short-Term Instruments (Cost $7,395)			7,995

Total Investments in Securities (Cost $1,022,575)			973,202

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		21,757	212

Total Short-Term Instruments (Cost $212)			212

Total Investments in Affiliates (Cost $212)			212

Total Investments 125.9% (Cost $1,022,787)			$973,414

Financial Derivative Instruments (g)(i) 0.8% (Cost or Premiums, net $10,880)			6,171

Other Assets and Liabilities, net (26.7)%			(206,199)

Net Assets 100.0%			$773,386

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	151

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	5.250%	09/30/2024	10/03/2024	$	(1,247)	$(1,247)
BSN	5.030	09/19/2024	10/10/2024		(13,947)	(13,971)
DEU	4.950	10/01/2024	10/08/2024		(3,375)	(3,375)
	5.020	09/23/2024	10/01/2024		(7,521)	(7,530)
	5.080	10/01/2024	10/08/2024		(7,503)	(7,503)
	5.200	09/30/2024	10/03/2024		(922)	(921)
GRE	5.020	09/23/2024	10/07/2024		(3,094)	(3,097)
JPS	5.040	09/30/2024	10/02/2024		(639)	(639)
	5.150	09/30/2024	10/01/2024		(716)	(716)

Total Reverse Repurchase Agreements						$(38,999)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions
GSC	0.200%	09/27/2024	10/01/2024	$	(3,369)	$(3,369)

Total Sale-Buyback Transactions						$(3,369)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (22.8)%
U.S. Government Agencies (22.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2039	$21,000	$(19,340)	$(19,249)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	71,350	(59,789)	(59,089)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054	8,400	(7,336)	(7,260)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	6,100	(5,646)	(5,686)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2054	20	(19)	(19)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2054	20,480	(20,771)	(20,719)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2054	63,200	(64,447)	(64,595)

Total Short Sales (22.8)%				$(177,348)	$(176,617)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(1,247)	$0	$(1,247)	$1,227	$(20)
BSN	0	(13,971)	0	(13,971)	13,656	(315)
DEU	0	(19,329)	0	(19,329)	8,342	(10,987)
GRE	0	(3,097)	0	(3,097)	3,087	(10)
JPS	0	(1,355)	0	(1,355)	1,342	(13)
Master Securities Forward Transaction Agreement GSC	0	0	(3,369)	(3,369)	3,349	(20)

Total Borrowings and Other Financing Transactions	$0	$(38,999)	$(3,369)

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(8,246)	$(19,875)	$0	$0	$(28,121)

Total	$(8,246)	$(19,875)	$0	$0	$(28,121)

Sale-Buyback Transactions
U.S. Treasury Obligations	(3,369)	0	0	0	(3,369)

Total	$(3,369)	$0	$0	$0	$(3,369)

Total Borrowings	$(11,615)	$(19,875)	$0	$0	$(31,490)

Payable for reverse repurchase agreements and sale-buyback financing transactions(3)					$(31,490)

(f)	Securities with an aggregate market value of $31,003 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(16,487) at a weighted average interest rate of 5.268%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(10,878) is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	281	$66,927	$129	$0	$(16)
3-Month SOFR Active Contract September Futures	12/2025	281	68,097	491	0	(77)
Australia Government 3-Year Bond December Futures	12/2024	65	4,816	(7)	0	(5)
Australia Government 10-Year Bond December Futures	12/2024	35	2,816	(19)	0	(8)
Canada Government 5-Year Bond December Futures	12/2024	242	20,656	90	0	0
Canada Government 10-Year Bond December Futures	12/2024	35	3,235	25	0	0
Euro-BTP December Futures	12/2024	247	33,398	718	47	0
Euro-Bund 10-Year Bond December Futures	12/2024	24	3,604	59	11	0
Euro-Buxl 30-Year Bond December Futures	12/2024	16	2,427	23	20	0
Euro-Schatz December Futures	12/2024	677	80,767	360	56	0

				$1,869	$134	$(106)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	563	$(135,803)	$(854)	$176	$0
Euro-OAT France Government 10-Year Bond December Futures	12/2024	84	(11,860)	(63)	0	(52)
Japan Government 10-Year Bond December Futures	12/2024	2	(2,013)	(1)	2	(1)
U.S. Treasury 2-Year Note December Futures	12/2024	60	(12,495)	(47)	23	0
U.S. Treasury 5-Year Note December Futures	12/2024	625	(68,677)	(99)	229	0
U.S. Treasury 10-Year Note December Futures	12/2024	28	(3,200)	(3)	13	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	130	(15,379)	9	67	0
U.S. Treasury 30-Year Bond December Futures	12/2024	122	(15,151)	4	84	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	36	(4,791)	73	28	0
United Kingdom Long Gilt December Futures	12/2024	220	(28,951)	194	56	(47)

				$(787)	$678	$(100)

Total Futures Contracts				$1,082	$812	$(206)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	153

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033		$8,000	$(25)	$(62)	$(87)	$2	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034		83,800	(487)	(13)	(500)	7	(2)
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034	EUR	7,500	(21)	6	(15)	8	0

						$(533)	$(69)	$(602)	$17	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$9,900	$219	$8	$227	$0	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	15,400	348	1	349	0	(1)

					$567	$9	$576	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	23,700	$(121)	$(179)	$(300)	$0	$(15)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		53,000	890	258	1,148	0	(28)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		50,400	477	120	597	21	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		5,100	218	102	320	0	(5)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		2,000	32	(6)	26	0	(8)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	123,890	(9)	7	(2)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	JPY	1,260,000	(374)	(31)	(405)	0	(20)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(11)	(133)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,680,000	(70)	394	324	0	(64)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	716	83	799	12	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,170,000	(553)	29	(524)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		102,540	(88)	(37)	(125)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		20,000	1	2	3	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	47,880	46	(804)	(758)	0	(28)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	501,280	(51)	(82)	(133)	0	(4)
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		761,790	11	(494)	(483)	0	(6)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		84,010	(1)	(90)	(91)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$9,280	75	(9)	66	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		19,200	38	(118)	(80)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		121,439	(492)	879	387	161	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	871	361	1,232	79	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		66,800	41	590	631	0	(120)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		1,500	(7)	(2)	(9)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,100	(11)	(3)	(14)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		800	0	(10)	(10)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		1,510	(189)	22	(167)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		4,000	(53)	120	67	0	(10)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		32,100	704	127	831	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		4,900	76	(56)	20	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		5,300	(105)	(59)	(164)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		1,000	(4)	26	22	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		1,000	(4)	19	15	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		1,000	(4)	20	16	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		300	(2)	10	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		900	(4)	35	31	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		47,760	1,157	(2,654)	(1,497)	142	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,800	(13)	(154)	(167)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		2,740	(15)	(70)	(85)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		1,400	(5)	(24)	(29)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	(11)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,500	(9)	(30)	(39)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,200	(8)	(32)	(40)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		2,050	(8)	(37)	(45)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		350	(1)	(7)	(8)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		35,000	1,566	(205)	1,361	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,600	1,128	(61)	1,067	12	0

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	12/20/2053		$23,200	$3,071	$(2,371)	$700	$92	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,900	(284)	(64)	(348)	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		500	(15)	(5)	(20)	2	0
Pay(5)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	50,200	62	7	69	0	(62)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	64	(47)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	87	(65)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	78	(24)	2	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	641,329	816	1,161	1,977	0	(114)
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	21,900	(164)	(62)	(226)	0	(28)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		4,700	(7)	111	104	13	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		700	(1)	18	17	2	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		89,100	724	994	1,718	283	0
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		2,400	0	(101)	(101)	0	(13)
Receive	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		8,500	0	(388)	(388)	0	(46)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		3,400	0	(152)	(152)	0	(18)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		4,700	0	(217)	(217)	0	(25)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		12,500	0	(585)	(585)	0	(67)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(5)	(6)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		3,000	(8)	(55)	(63)	0	(17)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		109,600	879	1,028	1,907	633	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		26,674	133	(136)	(3)	0	(284)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029	ILS	6,700	0	(3)	(3)	0	(4)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		3,000	0	(4)	(4)	0	(2)
Pay	3-Month ILS-TELBOR	4.330	Annual	09/24/2029		7,000	0	11	11	0	(4)
Pay	3-Month ILS-TELBOR	4.390	Annual	09/26/2029		11,300	0	25	25	0	(6)
Pay(5)	3-Month ILS-TELBOR	4.175	Annual	10/02/2029		10,100	0	(3)	(3)	0	(3)
Receive(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	25,809,090	(290)	25	(265)	0	(12)
Pay(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2035		7,387,740	143	(40)	103	4	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	5,000	39	166	205	0	(1)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	100	(297)	0	(4)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		5,900	642	(68)	574	7	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		39,200	(28)	481	453	0	(56)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		5,200	(89)	84	(5)	0	(9)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(113)	49	(64)	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	41,230	647	219	866	53	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,100	(139)	15	(124)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,100	(120)	21	(99)	3	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		2,550	97	69	166	5	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		18,240	(324)	(226)	(550)	0	(60)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		400	(14)	(16)	(30)	0	(2)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(10)	(16)	(26)	0	(2)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	(532)	311	(221)	66	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	32	(33)	8	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	303	1	304	0	(5)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	481	(7)	474	0	(7)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	(358)	199	(159)	0	(2)
Receive(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	18,600	(25)	(62)	(87)	0	(8)
Pay(5)	CAONREPO	3.500	Annual	06/19/2026		27,000	(23)	211	188	12	0
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		24,700	(1)	242	241	11	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		19,700	(2)	198	196	9	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		8,350	97	(214)	(117)	0	(10)
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		15,100	(956)	479	(477)	27	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		6,400	(551)	226	(325)	13	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		4,400	68	(186)	(118)	0	(11)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		12,400	97	(426)	(329)	0	(32)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,800	(4)	(119)	(123)	0	(10)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		3,500	43	(187)	(144)	0	(9)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		2,220	(75)	(47)	(122)	0	(6)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		2,400	(225)	126	(99)	12	0
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		2,600	(299)	139	(160)	12	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,000	16	18	34	6	0

							$8,595	$(842)	$7,753	$1,835	$(1,449)

Total Swap Agreements							$8,629	$(902)	$7,727	$1,852	$(1,452)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	155

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$812	$1,854	$2,666	$0	$(211)	$(1,452)	$(1,663)

(h)

Securities with an aggregate market value of $19,456 and cash of $4,573 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(5) for closed futures and unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$4,195	CNH	30,022	$95	$0
	11/2024	JPY	1,360,000		$9,460	0	(71)

BOA	10/2024	AUD	3,693		2,480	0	(73)
	10/2024	EUR	229	RON	1,144	1	0
	10/2024	GBP	863		$1,129	0	(25)
	10/2024	JPY	75,600		530	4	0
	10/2024	KRW	1,449,123		1,084	0	(16)
	10/2024	PEN	2,954		785	0	(12)
	10/2024		$807	CNH	5,844	28	0
	10/2024		675	EUR	605	0	(2)
	10/2024		752	PLN	2,908	4	(1)
	10/2024		90	RON	412	2	0
	10/2024		1,708	ZAR	30,505	55	0
	10/2024	ZAR	14,255		$807	0	(17)
	11/2024	EUR	656	RON	3,279	3	0
	11/2024		$316	CNH	2,202	0	0
	11/2024		782	SGD	1,000	0	(3)
	02/2025	CNH	1,571		$220	0	(6)
	04/2025	DKK	21,000		3,096	0	(67)

BPS	10/2024	AUD	635		432	0	(7)
	10/2024	CAD	8,591		6,364	12	0
	10/2024	CNH	49,907		7,040	0	(92)
	10/2024	CNY	114		16	0	0
	10/2024	DKK	1,683		252	0	0
	10/2024	EUR	5,350		5,925	2	(32)
	10/2024	INR	113,868		1,357	0	(1)
	10/2024	JPY	219,118		1,533	8	0
	10/2024	KRW	4,405,586		3,292	0	(51)
	10/2024	PLN	2,826		738	3	0
	10/2024		$37,023	CNH	265,137	865	0
	10/2024		529	CNY	3,734	5	0
	10/2024		4,853	EUR	4,380	23	(1)

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$1,126	HUF	405,436	$9	$0
	10/2024		937	IDR	14,405,807	11	0
	10/2024		571	KRW	753,540	1	0
	10/2024		3,536	NZD	5,682	73	0
	10/2024		3,366	SEK	34,370	18	0
	10/2024	ZAR	4,585		$266	1	0
	11/2024	CNH	10,678		1,509	1	(20)
	11/2024	EUR	252	RON	1,260	1	0
	11/2024	JPY	1,480,000		$10,176	0	(178)
	11/2024	TWD	30,026		941	0	(12)
	11/2024		$27,812	CNH	199,835	805	0
	11/2024		252	DKK	1,680	0	0
	11/2024		738	PLN	2,828	0	(3)
	12/2024		470	CNH	3,371	14	0
	12/2024		1,102	MXN	22,211	14	0
	01/2025	CNH	4,372		$612	0	(17)
	04/2025	BRL	17,800		3,189	5	0
	05/2029	KWD	511		1,756	40	0
	07/2029		65		222	5	0

BRC	10/2024	EUR	60	RON	300	0	0
	10/2024	ILS	382		$103	0	0
	10/2024	JPY	750,000		4,832	0	(400)
	10/2024	NZD	1,692		1,069	0	(6)
	10/2024	PLN	6,265		1,629	2	0
	10/2024	SEK	54,002		5,337	20	0
	10/2024		$2,644	CNH	18,947	64	0
	10/2024		33,934	GBP	25,724	458	0
	10/2024		9,525	JPY	1,389,997	207	(47)
	10/2024		1,177	PLN	4,519	0	(4)
	10/2024		932	RON	4,252	19	0
	10/2024		541	TRY	19,325	17	0
	11/2024	EUR	361	RON	1,808	1	0
	11/2024		$1,069	NZD	1,692	6	0
	11/2024		1	PLN	3	0	0
	11/2024		5,337	SEK	53,915	0	(20)
	11/2024		1,830	TRY	68,946	68	0
	12/2024		489		18,372	4	0
	01/2025		671		25,542	3	0
	02/2025		220	CNH	1,570	6	0
	04/2025	JPY	270,000		$1,844	0	(80)
	05/2025		310,000		2,120	0	(95)

CBK	10/2024	BRL	1,390		255	0	0
	10/2024	CNH	185,859		26,220	0	(338)
	10/2024	DKK	335		50	0	0
	10/2024	GBP	2,680		3,554	0	(29)
	10/2024	ILS	369		100	2	0
	10/2024	JPY	287,800		2,039	36	0
	10/2024	KRW	2,806,555		2,098	0	(32)
	10/2024	PEN	3,332		889	0	(10)
	10/2024		$2,273	AUD	3,380	63	0
	10/2024		255	BRL	1,390	0	0
	10/2024		1,366	CAD	1,846	0	(1)
	10/2024		4,856	CNY	34,313	46	0
	10/2024		7,921	IDR	122,840,415	157	0
	10/2024		151	ILS	552	0	(3)
	10/2024		4,805	INR	404,112	13	0
	10/2024		769	JPY	110,000	0	(4)
	10/2024		4,632	THB	153,987	158	0
	10/2024		2,424	ZAR	44,212	131	0
	10/2024	ZAR	7,173		$410	0	(4)
	11/2024	BRL	5,026		895	0	(24)
	11/2024	TWD	135,247		4,249	1	(46)
	11/2024		$255	BRL	1,395	0	0
	11/2024		38,854	CNH	276,813	786	0
	11/2024		1,126	CNY	7,867	0	0
	11/2024		50	DKK	334	0	0
	12/2024	MXN	11,346		$581	11	0
	12/2024		$1,514	COP	6,419,812	0	(3)
	12/2024		113	PEN	429	3	0
	01/2025		612	CNH	4,369	16	0
	01/2026	JPY	110,000		$810	9	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	157

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	10/2024	KRW	2,654,602		$1,989	$0	$(26)
	10/2024	PLN	3,499		913	4	0
	10/2024		$944	IDR	14,529,258	11	0
	10/2024		2,192	JPY	330,003	105	0
	10/2024		2,524	PLN	9,741	11	(5)
	11/2024		913		3,502	0	(4)
	12/2024	JPY	2,230,000		$15,591	0	(51)
	02/2025	PEN	2,769		739	0	(6)
	02/2025		$2,984	MXN	60,372	20	0
	04/2025	JPY	390,000		$2,664	0	(115)

FAR	10/2024	AUD	22,209		15,266	0	(89)
	10/2024	BRL	2,560		470	0	0
	10/2024	EUR	215,996		241,532	1,097	0
	10/2024	JPY	13,956,383		96,879	0	(226)
	10/2024	NZD	3,990		2,508	0	(27)
	10/2024		$463	BRL	2,560	7	0
	10/2024		60,720	JPY	8,720,270	0	(47)
	11/2024		15,273	AUD	22,209	89	0
	11/2024		241,864	EUR	215,996	0	(1,097)
	11/2024		96,879	JPY	13,892,055	226	0
	11/2024		2,508	NZD	3,990	27	0
	12/2024		1,263	PEN	4,794	29	0

GLM	10/2024	BRL	917		$168	0	(1)
	10/2024	CAD	3,143		2,329	5	0
	10/2024	INR	24,495		292	0	0
	10/2024	MYR	1,611		390	0	(1)
	10/2024		$168	BRL	917	0	0
	10/2024		28	IDR	439,478	0	0
	10/2024		100	ILS	370	0	0
	10/2024		333	INR	28,043	1	0
	10/2024		3,279	JPY	480,000	94	(34)
	10/2024		33	KRW	43,416	0	0
	10/2024		2,446	PLN	9,707	76	0
	11/2024	MXN	5,971		$299	0	(2)
	12/2024		5,153		269	10	0
	12/2024		$168	BRL	924	1	0
	02/2025		1,344	MXN	27,366	18	0
	04/2025	BRL	35,100		$6,323	46	(2)
	06/2025	JPY	180,000		1,200	0	(89)
	01/2026		300,000		2,229	43	0

IND	10/2024	KRW	1,488,107		1,111	0	(18)
	10/2024		$91	IDR	1,412,511	1	0

JPM	10/2024	CNH	55,288		$7,795	0	(105)
	10/2024	DKK	3,514		527	2	0
	10/2024	ILS	4,749		1,298	26	(2)
	10/2024	JPY	800,000		6,444	877	0
	10/2024	KRW	1,486,152		1,112	0	(16)
	10/2024	NOK	11,177		1,056	0	(3)
	10/2024	PLN	5,457		1,423	6	0
	10/2024		$12,056	CNH	86,323	279	0
	10/2024		614	CNY	4,342	6	0
	10/2024		568	DKK	3,803	0	(1)
	10/2024		273	KRW	361,719	2	0
	10/2024		3,117	PLN	12,083	22	(1)
	10/2024	ZAR	39,875		$2,279	0	(26)
	11/2024	TWD	15,657		482	0	(15)
	11/2024		$7,156	CNH	50,594	90	0
	11/2024		594	CNY	4,153	0	0
	11/2024		527	DKK	3,508	0	(2)
	11/2024		1,056	NOK	11,173	3	0
	11/2024		904	TRY	33,487	40	0
	12/2024	CNH	3,372		$470	0	(14)
	12/2024		$720	CLP	677,772	33	0
	12/2024		488	TRY	18,401	6	0
	04/2025	BRL	400		$71	0	0
	05/2025		$823	TRY	36,292	33	0

MBC	10/2024	EUR	1,342		$1,490	0	(4)
	10/2024	GBP	22,865		30,582	13	0
	10/2024	JPY	1,015,000		7,876	814	0

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	KRW	5,333,871		$3,993	$0	$(54)
	10/2024	MYR	23,519		5,413	0	(289)
	10/2024	NOK	442		42	0	0
	10/2024	PLN	3,155		827	8	0
	10/2024		$1,890	AUD	2,839	72	0
	10/2024		3,535	CNY	24,896	20	0
	10/2024		5,300	EUR	4,779	20	0
	10/2024		181	IDR	2,797,626	3	0
	10/2024		42,546	JPY	6,132,690	123	0
	10/2024		1	KRW	1,326	0	0
	10/2024		932	NOK	9,802	0	(3)
	10/2024		1,917	SEK	19,645	17	0
	10/2024		5,443	SGD	6,992	0	(3)
	10/2024	ZAR	22,315		$1,300	10	0
	11/2024	EUR	1,154		1,293	7	0
	11/2024	JPY	135,000		952	8	0
	11/2024	SGD	5,980		4,663	2	0
	11/2024	TWD	25,177		786	0	(13)
	11/2024		$1,030	CNH	7,257	10	0
	11/2024		30,581	GBP	22,865	0	(12)
	11/2024		42	NOK	442	0	0
	11/2024		2,443	PLN	9,421	11	(8)
	12/2024	CNH	5,475		$767	0	(18)
	12/2024	MXN	2,428		124	2	0
	12/2024		$767	CNH	5,473	18	0
	12/2024		15,822	JPY	2,230,000	0	(181)
	01/2025	DKK	5,400		$793	0	(18)

MYI	10/2024		3,320		496	0	0
	10/2024	KRW	2,069,809		1,548	0	(23)
	10/2024	SGD	5,990		4,600	0	(60)
	10/2024		$1,995	CZK	46,311	51	0
	10/2024		412	DKK	2,766	1	0
	10/2024		231,599	EUR	207,807	0	(278)
	10/2024		185	IDR	2,863,173	4	0
	10/2024		173	NOK	1,817	0	(1)
	11/2024	TWD	16,236		$516	1	0
	11/2024		$303	CNH	2,183	10	0
	11/2024		496	DKK	3,314	0	0

NGF	10/2024		593	IDR	9,161,180	9	0

RBC	10/2024	CAD	1,128		$831	0	(3)
	12/2024	MXN	6,420		323	1	0

RYL	10/2024		$9,106	JPY	1,290,000	0	(98)
	11/2024		9,639		1,360,000	0	(109)

SCX	10/2024	CNH	3,213		$446	0	(13)
	10/2024	PEN	7,839		2,085	0	(29)
	10/2024		$342	DKK	2,295	1	0
	10/2024		4,401	EUR	3,966	13	0
	10/2024		50	IDR	773,850	1	0
	10/2024		2,048	INR	172,116	4	0
	11/2024	CNH	12,588		$1,781	0	(21)
	11/2024	TWD	6,328		197	0	(4)
	11/2024		$11,811	CNH	85,555	440	0

SOG	10/2024	EUR	510	RON	2,548	2	0
	11/2024		1,581		7,910	7	0
	11/2024		$914	CNH	6,534	22	0

SSB	10/2024	CNH	2,533		$363	1	0
	11/2024	GBP	684		916	2	0
	11/2024		$10,471	JPY	1,480,000	0	(117)
	12/2024	MXN	1,922		$100	4	0

TOR	10/2024	JPY	1,329,899		8,791	0	(494)
	10/2024		$13,780	AUD	20,318	267	0
	10/2024		6,824	CAD	9,185	0	(33)
	11/2024		276	JPY	39,716	2	0

UAG	10/2024	CHF	622		$740	5	0
	10/2024		$733	CHF	621	2	0
	10/2024		1,180	PLN	4,583	11	0
	10/2024		2,046	ZAR	37,432	118	0
	11/2024	CHF	619		$733	0	(2)
	11/2024		$59	PLN	224	0	0
	11/2024		51	TWD	1,620	0	0
	12/2024		5	MXN	94	0	0

Total Forward Foreign Currency Contracts						$9,898	$(5,766)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	159

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	100	$12	$2
	Call - OTC USD versus CNH		7.400	12/06/2024	150	13	2
	Call - OTC USD versus CNH		7.325	01/14/2025	100	10	2
	Call - OTC USD versus CNH		7.400	01/14/2025	90	7	1
	Call - OTC USD versus CNH		7.400	01/23/2025	170	16	3

BRC	Call - OTC USD versus CNH		7.300	02/14/2025	140	15	3

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	170	18	4
	Call - OTC USD versus CNH		7.450	02/14/2025	170	16	3

MBC	Call - OTC USD versus CNH		7.350	12/06/2024	200	19	3
	Call - OTC USD versus CNH		7.375	02/14/2025	120	12	3

						$138	$26

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.930%	06/23/2025	2,800	$ 101	$50

BRC	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	700	26	15

DUB	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.065	06/24/2025	2,600	78	37
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.960	06/25/2025	3,700	128	64
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	800	33	18

FAR	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.875	02/03/2025	5,600	33	10

JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	45,900	36	15

NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	39,000	51	6

							$ 486	$215

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	2,400	$182	$1,158

Total Purchased Options						$806	$1,399

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250%	06/23/2025	10,800	$ (103)	$(26)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	2,000	(5)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	2,000	(5)	(3)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(926)

BRC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.350	09/25/2025	2,700	(26)	(9)

DUB	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.400	06/24/2025	10,000	(78)	(18)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.280	06/25/2025	2,700	(27)	(6)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.300	06/25/2025	11,500	(101)	(25)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.330	09/25/2025	3,100	(34)	(10)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	2,500	(8)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	2,500	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	2,700	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	2,700	(9)	(9)

JPM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Receive	0.820	12/16/2024	12,500	(88)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	2,700	(7)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	2,700	(7)	(8)

Total Written Options							$ (697)	$(1,076)

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$	1,700	$(56)	$0	$0	$(56)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316		1,700	(56)	0	0	(56)

								$(112)	$0	$0	$(112)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.106%	$	1,900	$(46)	$59	$13	$0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106		1,300	(32)	41	9	0

								$(78)	$100	$22	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$	5,881	JPY	869,200	$(25)	$11	$0	$(14)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		7,052		1,035,500	(24)	11	0	(13)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		26,796		3,924,100	242	41	283	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		7,056		1,034,100	(10)	11	1	0

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		5,031		704,300	259	8	267	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		5,824		859,100	(13)	10	0	(3)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		13,467		1,876,000	728	24	752	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	161

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$	11,264	JPY	1,569,100	$676	$21	$697	$0

									$1,833	$137	$2,000	$(30)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/18/2029	MYR	50,730	$(62)	$31	$0	$(31)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		4,140	(12)	3	0	(9)

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		15,810	21	(33)	0	(12)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		20,930	133	(186)	0	(53)

								$80	$(185)	$0	$(105)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$	19,620	$251	$(1,355)	$0	$(1,104)

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025		13,080	168	(126)	42	0

									$419	$(1,481)	$42	$(1,104)

Total Swap Agreements									$2,142	$(1,429)	$2,064	$(1,351)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$95	$0	$0	$95	$(71)	$0	$0	$(71)	$24	$0	$24
BOA	97	50	0	147	(222)	(26)	0	(248)	(101)	0	(101)
BPS	1,916	1,168	284	3,368	(414)	(937)	(1,171)	(2,522)	846	(630)	216
BRC	875	18	280	1,173	(652)	(9)	0	(661)	512	(270)	242
CBK	1,432	7	761	2,200	(494)	0	(3)	(497)	1,703	(890)	813
DUB	151	119	0	270	(207)	(59)	0	(266)	4	0	4
FAR	1,475	10	0	1,485	(1,486)	0	0	(1,486)	(1)	(644)	(645)
GLM	294	0	0	294	(129)	(32)	0	(161)	133	(260)	(127)
GST	0	0	697	697	0	0	(121)	(121)	576	0	576
IND	1	0	0	1	(18)	0	0	(18)	(17)	0	(17)
JPM	1,425	15	42	1,482	(185)	(1)	0	(186)	1,296	(1,490)	(194)
MBC	1,158	6	0	1,164	(603)	0	0	(603)	561	(920)	(359)
MYC	0	0	0	0	0	(12)	(56)	(68)	(68)	0	(68)
MYI	67	0	0	67	(362)	0	0	(362)	(295)	(500)	(795)
NGF	9	6	0	15	0	0	0	0	15	0	15
RBC	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
RYL	0	0	0	0	(207)	0	0	(207)	(207)	277	70
SCX	459	0	0	459	(67)	0	0	(67)	392	(278)	114
SOG	31	0	0	31	0	0	0	0	31	0	31
SSB	7	0	0	7	(117)	0	0	(117)	(110)	0	(110)
TOR	269	0	0	269	(527)	0	0	(527)	(258)	308	50
UAG	136	0	0	136	(2)	0	0	(2)	134	0	134

Total Over the Counter	$9,898	$1,399	$2,064	$13,361	$(5,766)	$(1,076)	$(1,351)	$(8,193)

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(j)

Securities with an aggregate market value of $585 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$812	$812
Swap Agreements	0	20	0	0	1,834	1,854

	$0	$20	$0	$0	$2,646	$2,666

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,898	$0	$9,898
Purchased Options	0	0	0	26	1,373	1,399
Swap Agreements	0	22	0	2,000	42	2,064

	$0	$22	$0	$11,924	$1,415	$13,361

	$0	$42	$0	$11,924	$4,061	$16,027

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$5	$0	$0	$0	$206	$211
Swap Agreements	0	3	0	0	1,449	1,452

	$5	$3	$0	$0	$1,655	$1,663

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,766	$0	$5,766
Written Options	0	0	0	0	1,076	1,076
Swap Agreements	0	112	0	30	1,209	1,351

	$0	$112	$0	$5,796	$2,285	$8,193

	$5	$115	$0	$5,796	$3,940	$9,856

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	163

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$59	$59
Futures	0	0	0	0	(1,935)	(1,935)
Swap Agreements	0	(513)	0	0	5,331	4,817

	$0	$(513)	$0	$0	$3,455	$2,941

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,950	$0	$9,950
Written Options	0	0	0	0	597	597
Swap Agreements	0	(8)	0	(1,850)	(197)	(2,055)

	$0	$(8)	$0	$8,100	$400	$8,492

	$0	$(521)	$0	$8,100	$3,855	$11,433

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,322	$2,322
Swap Agreements	0	61	0	0	(7,865)	(7,804)

	$0	$61	$0	$0	$(5,543)	$(5,482)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,909	$0	$1,909
Purchased Options	0	0	0	(113)	(63)	(176)
Written Options	0	0	0	0	150	150
Swap Agreements	0	(13)	0	63	(1,192)	(1,142)

	$0	$(13)	$0	$1,859	$(1,105)	$741

	$0	$48	$0	$1,859	$(6,648)	$(4,741)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$404	$0	$404
Australia
Sovereign Issues	0	1,106	0	1,106
Brazil
Sovereign Issues	0	9,276	0	9,276
Canada
Corporate Bonds & Notes	0	3,130	0	3,130
Non-Agency Mortgage-Backed Securities	0	2,215	0	2,215
Sovereign Issues	0	35,768	0	35,768
Cayman Islands
Asset-Backed Securities	0	38,812	0	38,812
Corporate Bonds & Notes	0	2,584	0	2,584
Sovereign Issues	0	835	0	835
Chile
Sovereign Issues	0	819	0	819
China
Sovereign Issues	0	13,253	0	13,253
Denmark
Corporate Bonds & Notes	0	7,796	0	7,796
France
Corporate Bonds & Notes	0	4,539	0	4,539
Sovereign Issues	0	19,702	0	19,702
Germany
Corporate Bonds & Notes	0	4,284	0	4,284
Sovereign Issues	0	3,182	0	3,182
Hungary
Sovereign Issues	0	1,509	0	1,509
Ireland
Asset-Backed Securities	0	14,099	0	14,099

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Corporate Bonds & Notes	$0	$1,496	$0	$1,496
Non-Agency Mortgage-Backed Securities	0	2,301	0	2,301
Israel
Sovereign Issues	0	6,893	0	6,893
Italy
Corporate Bonds & Notes	0	4,721	0	4,721
Sovereign Issues	0	1,421	0	1,421
Japan
Corporate Bonds & Notes	0	952	0	952
Sovereign Issues	0	51,935	0	51,935
Malaysia
Corporate Bonds & Notes	0	1,340	0	1,340
Sovereign Issues	0	11,633	0	11,633
Mexico
Sovereign Issues	0	507	0	507
Netherlands
Corporate Bonds & Notes	0	2,597	0	2,597
New Zealand
Sovereign Issues	0	544	0	544
Norway
Sovereign Issues	0	1,450	0	1,450
Peru
Corporate Bonds & Notes	0	776	0	776
Sovereign Issues	0	3,605	0	3,605
Poland
Sovereign Issues	0	5,643	0	5,643
Qatar
Corporate Bonds & Notes	0	529	0	529
Romania
Sovereign Issues	0	11,682	0	11,682

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Saudi Arabia
Corporate Bonds & Notes	$0	$705	$0	$705
Sovereign Issues	0	11,444	0	11,444
Serbia
Sovereign Issues	0	1,841	0	1,841
Singapore
Sovereign Issues	0	5,276	0	5,276
South Africa
Sovereign Issues	0	6,343	0	6,343
South Korea
Sovereign Issues	0	29,218	0	29,218
Spain
Corporate Bonds & Notes	0	2,482	0	2,482
Sovereign Issues	0	9,770	0	9,770
Supranational
Corporate Bonds & Notes	0	1,203	0	1,203
Switzerland
Corporate Bonds & Notes	0	11,374	0	11,374
United Arab Emirates
Corporate Bonds & Notes	0	3,028	0	3,028
United Kingdom
Asset-Backed Securities	0	2,677	0	2,677
Corporate Bonds & Notes	0	24,369	0	24,369
Non-Agency Mortgage-Backed Securities	0	8,360	0	8,360
Sovereign Issues	0	14,311	0	14,311
United States
Asset-Backed Securities	0	12,905	0	12,905
Corporate Bonds & Notes	0	48,016	0	48,016
Loan Participations and Assignments	0	1,553	0	1,553
Municipal Bonds & Notes	0	1,756	0	1,756
Non-Agency Mortgage-Backed Securities	0	90,819	0	90,819
U.S. Government Agencies	0	335,678	0	335,678
U.S. Treasury Obligations	0	68,741	0	68,741

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short-Term Instruments
Japan Treasury Bills	$0	$7,995	$0	$7,995

	$0	$973,202	$0	$973,202

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$212	$0	$0	$212

Total Investments	$212	$973,202	$0	$973,414

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(176,617)	$0	$(176,617)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	192	2,472	0	2,664
Over the counter	0	13,361	0	13,361

	$192	$15,833	$0	$16,025

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(113)	(1,545)	0	(1,658)
Over the counter	0	(8,193)	0	(8,193)

	$(113)	$(9,738)	$0	$(9,851)

Total Financial Derivative Instruments	$79	$6,095	$0	$6,174

Totals	$291	$802,680	$0	$802,971

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	165

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales

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of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Emerging Markets Bond Fund	Daily	Monthly

PIMCO Emerging Markets Corporate Bond Fund	Daily	Monthly

PIMCO Emerging Markets Currency and Short-Term Investments Fund	Daily	Monthly

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Emerging Markets Full Spectrum Bond Fund	Daily	Monthly

PIMCO Emerging Markets Local Currency and Bond Fund	Daily	Monthly

PIMCO Global Advantage® Strategy Bond Fund	Daily	Monthly

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Daily	Monthly

PIMCO International Bond Fund (Unhedged)	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit

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www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV

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determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of

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currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at

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the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

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Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest substantially all or a significant portion of its assets in the Underlying PIMCO Funds and may also invest in the Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2024 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$65,675	$3,033	$(16,211)	$(2,164)	$4,582	$54,915	$2,268	$0

PIMCO Emerging Markets Corporate Bond Fund	62,584	3,704	(15,102)	(1,963)	3,762	52,985	1,730	0

PIMCO Emerging Markets Local Currency and Bond Fund	126,998	5,861	(30,588)	(3,303)	7,584	106,552	4,417	0

PIMCO Short-Term Floating NAV Portfolio III	8,648	31,201	(32,300)	7	0	7,556	205	0

Totals	$263,905	$43,799	$(94,201)	$(7,423)	$15,928	$222,008	$8,620	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$23,543	$654	$(1)	$0	$54	$24,250	$665	$0

PIMCO Emerging Markets Local Currency and Bond Fund	32,429	900	0	0	74	33,403	916	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$32,839	$640,793	$(622,400)	$6	$14	$51,252	$1,003	$0

PIMCO Emerging Markets Corporate Bond Fund	8,144	31,546	(35,900)	7	(2)	3,795	150	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	28,810	129,200	(148,600)	13	5	9,428	317	0

PIMCO Emerging Markets Local Currency and Bond Fund	36,745	715,733	(685,400)	42	17	67,137	1,346	0

PIMCO Global Advantage® Strategy Bond Fund	6,545	61,678	(67,500)	12	1	736	181	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	196	563,236	(550,500)	43	15	12,990	1,436	0

PIMCO International Bond Fund (Unhedged)	160	241,603	(241,580)	29	0	212	403	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to Financial Statements	(Cont.)

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of

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additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

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Notes to Financial Statements	(Cont.)

full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of

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Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements	(Cont.)

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

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The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

Straddle Options (“Straddle”) are investment strategies that use combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit

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default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that

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name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference

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asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage Strategy® Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar- Hedged)	PIMCO International Bond Fund (Unhedged)

Allocation	—	—	—	X	—	—	—	—

Acquired Fund	—	—	—	X	—	—	—	—

Small Fund	—	X	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X

Distressed Company	—	—	—	X	—	—	—	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Commodity	—	—	—	X	—	—	—	—

Equity	X	—	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	—	—	—

Emerging Markets	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	X	—	X	—

Smaller Company	—	—	—	X	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Tax	—	—	—	X	—	—	—	—

Subsidiary	—	—	—	X	—	—	—	—

Value Investing	—	—	—	X	—	—	—	—

Arbitrage	—	—	—	X	—	—	—	—

Convertible Securities	—	—	—	X	—	—	—	—

Exchange-Traded Fund	—	—	—	X	—	—	—	—

LIBOR Transition	X	—	X	X	X	X	X	X

Contingent Convertible Securities	—	X	—	—	—	—	—	—

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Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s

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Notes to Financial Statements	(Cont.)

ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment

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transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in a Fund’s subsidiary, a Fund is indirectly exposed to the risks associated with a Fund’s subsidiary’s investments. Fund subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the

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Notes to Financial Statements	(Cont.)

securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under

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most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

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Notes to Financial Statements	(Cont.)

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Emerging Markets Bond Fund	0.45%		0.38%	0.48%	0.58%	(1)	N/A	0.50%	0.50%
PIMCO Emerging Markets Corporate Bond Fund	0.45%	(2)	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Currency and Short-Term Investments Fund	0.45%		0.40%	0.50%	N/A		N/A	0.55%	N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.54%		0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Local Currency and Bond Fund	0.45%		0.45%	0.55%	0.65%	(1)	N/A	0.60%	0.60%
PIMCO Global Advantage® Strategy Bond Fund	0.35%		0.30%	N/A	N/A		N/A	0.45%	N/A
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0.25%		0.30%	0.40%	N/A		N/A	0.40%	0.40%
PIMCO International Bond Fund (Unhedged)	0.25%		0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
(2)	Effective September 3, 2024, the Fund’s Investment Advisory Fee was reduced by 0.05% to 0.45% per annum.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio

188	PIMCO INTERNATIONAL BOND FUNDS

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transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund and PIMCO International Bond Fund (Unhedged). This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Emerging Markets Bond Fund	$4

PIMCO Emerging Markets Local Currency and Bond Fund	4

PIMCO International Bond Fund (Unhedged)	11

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Underlying PIMCO Fund Expenses that are used for purposes of implementing the expense reduction described below are calculated using the advisory and supervisory and administrative fees for each Underlying PIMCO Fund over the total assets invested in Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2025, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Bond Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds, to the extent the Fund’s advisory fee or advisory fee and supervisory and administrative fee taken together are greater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds. This waiver will renew automatically for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $1,115,433.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the

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Notes to Financial Statements	(Cont.)

accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Emerging Markets Bond Fund	$237,285	$271,912	$499,759	$443,614

PIMCO Emerging Markets Corporate Bond Fund	16,758	16,755	23,979	39,307

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	0	266,986	211,073

PIMCO Emerging Markets Full Spectrum Bond Fund	61,751	61,739	12,598	62,046

PIMCO Emerging Markets Local Currency and Bond Fund	0	0	1,260,459	1,347,516

PIMCO Global Advantage® Strategy Bond Fund	1,131,460	1,129,569	45,053	76,856

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	5,424,892	5,393,240	172,466	114,860

PIMCO International Bond Fund (Unhedged)	3,305,853	3,329,150	84,900	150,853

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Bond Fund				PIMCO Emerging Markets Corporate Bond Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	41,031	$346,817	46,249	$372,337	408	$3,662	2,690	$23,685

I-2	36,959	308,684	15,136	122,598	N/A	N/A	N/A	N/A

I-3	488	4,156	1,068	8,675	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	4,467	37,903	3,542	28,444	N/A	N/A	N/A	N/A

Class C	45	389	70	569	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	3,055	25,901	8,255	66,451	255	2,314	458	4,035

I-2	2,282	19,292	3,206	25,889	N/A	N/A	N/A	N/A

I-3	66	556	102	825	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	476	4,032	899	7,253	N/A	N/A	N/A	N/A

Class C	16	132	30	242	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(30,154)	(255,177)	(204,819)	(1,645,076)	(2,603)	(23,829)	(2,867)	(25,314)

I-2	(54,043)	(464,586)	(38,767)	(310,618)	N/A	N/A	N/A	N/A

I-3	(314)	(2,665)	(966)	(7,734)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(3,646)	(30,831)	(5,984)	(48,271)	N/A	N/A	N/A	N/A

Class C	(35)	(294)	(209)	(1,684)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	693	$(5,691)	(172,188)	$(1,380,100)	(1,940)	$(17,853)	281	$2,406

	PIMCO Emerging Markets Currency and Short-Term Investments Fund				PIMCO Emerging Markets Full Spectrum Bond Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6,561	$47,867	19,431	$145,579	1,814	$11,070	9,106	$54,737

I-2	762	5,559	748	5,576	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	79	592	235	1,741	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	2,277	16,673	4,836	35,836	1,396	8,537	2,469	14,814

I-2	17	124	38	279	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	32	231	70	518	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(6,824)	(50,089)	(30,655)	(227,480)	(11,516)	(71,852)	(14,320)	(85,628)

I-2	(799)	(5,907)	(1,043)	(7,752)	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(170)	(1,246)	(539)	(4,021)	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	1,935	$13,804	(6,879)	$(49,724)	(8,306)	$(52,245)	(2,745)	$(16,077)

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Notes to Financial Statements	(Cont.)

	PIMCO Emerging Markets Local Currency and Bond Fund						PIMCO Global Advantage® Strategy Bond Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024				Six Months Ended 09/302024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	22,641	$132,218	44,768		$259,292		2,283	$23,128	6,500	$63,869

I-2	6,697	38,999	12,143		70,671		N/A	N/A	N/A	N/A

I-3	3,179	18,315	954		5,521		N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A

Class A	1,257	7,418	2,080		12,152		284	2,885	689	6,735

Class C	186	1,098	140		817		N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	6,297	36,650	12,374		71,647		595	5,995	878	8,607

I-2	659	3,841	828		4,798		N/A	N/A	N/A	N/A

I-3	95	560	76		441		N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A

Class A	166	964	273		1,582		35	350	55	543

Class C	12	71	14		83		N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(50,246)	(291,646)	(110,267)		(635,601)		(7,803)	(79,719)	(4,727)	(46,565)

I-2	(4,457)	(25,966)	(8,727)		(50,250)		N/A	N/A	N/A	N/A

I-3	(918)	(5,362)	(501)		(2,850)		N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A		N/A		N/A	N/A	N/A	N/A

Class A	(924)	(5,405)	(2,681)		(15,313)		(262)	(2,649)	(995)	(9,801)

Class C	(71)	(414)	(81)		(468)		N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(15,427)	$(88,659)	(48,607)		$(277,478)		(4,868)	$(50,010)	2,400	$23,388

	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)						PIMCO International Bond Fund (Unhedged)

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024				Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	16,368	$156,047	33,328		$308,903		9,278	$69,811	21,688	$163,148

I-2	2,178	20,753	5,135		47,631		2,620	19,808	10,173	75,933

I-3	N/A	N/A	N/A		N/A		686	5,209	2,347	17,491

Administrative Class	N/A	N/A	13	(a)	124	(a)	954	7,099	120	926

Class A	921	8,793	3,293		30,551		1,226	9,245	3,753	27,861

Class C	61	580	206		1,870		22	157	51	394
Issued as reinvestment of distributions

Institutional Class	1,814	17,301	1,961		18,175		1,240	9,310	1,753	13,092

I-2	125	1,194	136		1,260		410	3,081	1,080	8,055

I-3	N/A	N/A	N/A		N/A		124	932	353	2,635

Administrative Class	N/A	N/A	10	(a)	90	(a)	23	172	60	448

Class A	142	1,350	147		1,364		246	1,845	359	2,677

Class C	6	60	6		60		5	40	8	61
Cost of shares redeemed

Institutional Class	(7,658)	(72,861)	(21,161)		(195,544)		(10,839)	(82,300)	(27,053)	(200,745)

I-2	(2,146)	(20,433)	(6,234)		(57,324)		(11,980)	(90,312)	(13,931)	(104,032)

I-3	N/A	N/A	N/A		N/A		(2,822)	(20,928)	(9,423)	(71,671)

Administrative Class	N/A	N/A	(1,228	)(a)	(11,359	)(a)	(1,001)	(7,452)	(1,338)	(10,065)

Class A	(1,102)	(10,519)	(1,935)		(17,905)		(1,573)	(11,831)	(3,468)	(25,934)

Class C	(74)	(703)	(179)		(1,663)		(73)	(544)	(81)	(604)

Net increase (decrease) resulting from Fund share transactions	10,635	$101,562	13,498		$126,233		(11,454)	$(86,658)	(13,549)	$(100,330)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares Liquidated at the close of business on March 15, 2024.

192	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2024	(Unaudited)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Emerging Markets Bond Fund	3	0	41%	0%

PIMCO Emerging Markets Corporate Bond Fund	0	1	0%	64%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	2	0%	84%

PIMCO Emerging Markets Full Spectrum Bond Fund	3	0	89%	0%

PIMCO Emerging Markets Local Currency and Bond Fund	1	1	13%	33%

PIMCO Global Advantage® Strategy Bond Fund	2	0	62%	0%

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	3	0	41%	0%

PIMCO International Bond Fund (Unhedged)	2	0	38%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Emerging Markets Bond Fund	$165,091	$694,673

PIMCO Emerging Markets Corporate Bond Fund	21,589	60,506

PIMCO Emerging Markets Currency and Short-Term Investments Fund	363,090	287,580

PIMCO Emerging Markets Full Spectrum Bond Fund	4,862	77,431

PIMCO Emerging Markets Local Currency and Bond Fund	265,590	134,546

PIMCO Global Advantage® Strategy Bond Fund*	1,447	5,829

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	0

PIMCO International Bond Fund (Unhedged)	2,872	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	193

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Emerging Markets Bond Fund	$1,771,396	$89,536	$(164,900)	$(75,364)

PIMCO Emerging Markets Corporate Bond Fund	93,601	2,983	(9,524)	(6,541)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	515,290	42,354	(35,189)	7,165

PIMCO Emerging Markets Full Spectrum Bond Fund	228,536	6,003	(4,936)	1,067

PIMCO Emerging Markets Local Currency and Bond Fund	1,463,152	157,793	(133,075)	24,718

PIMCO Global Advantage® Strategy Bond Fund	328,023	15,876	(23,531)	(7,655)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	1,088,586	57,414	(75,885)	(18,471)

PIMCO International Bond Fund (Unhedged)	854,254	42,185	(85,665)	(43,480)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

194	PIMCO INTERNATIONAL BOND FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MEI	Merrill Lynch International

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities, Inc.	NOM	Nomura Securities International, Inc.

BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SBI	Citigroup Global Markets Ltd.

BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AED	UAE Dirham	HUF	Hungarian Forint	PLN	Polish Zloty

AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani

BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian New Leu

CAD	Canadian Dollar	INR	Indian Rupee	RSD	Serbian Dinar

CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona

CLP	Chilean Peso	KRW	South Korean Won	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

CZK	Czech Koruna	MYR	Malaysian Ringgit	UGX	Ugandan Shilling

DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar

DOP	Dominican Peso	NOK	Norwegian Krone	UYU	Uruguayan Peso

EGP	Egyptian Pound	NZD	New Zealand Dollar	UZS	Uzbekistani Sum

EUR	Euro	PEN	Peruvian New Sol	VND	Vietnamese Dong

GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

GHS	Ghanaian Cedi	PKR	Pakistani Rupee	ZMW	Zambian Kwacha

HKD	Hong Kong Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

CAONREPO	Canadian Overnight Repo Rate Average	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	TSFR6M	Term SOFR 6-Month

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate	THOR	Thai Overnight Baht Repurchase Rate

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	195

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and

196	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	197

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result

198	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups”

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also

200	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	201

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the PIMCO Emerging Markets Currency and Short-Term Investments Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0365	$0.0000	$0.0009	$0.0374

May 2024	$0.0454	$0.0000	$0.0000	$0.0454

June 2024	$0.0476	$0.0000	$0.0000	$0.0476

July 2024	$0.0465	$0.0000	$0.0000	$0.0465

August 2024	$0.0441	$0.0000	$0.0000	$0.0441

September 2024	$0.0409	$0.0000	$0.0000	$0.0409

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0360	$0.0000	$0.0009	$0.0369

May 2024	$0.0447	$0.0000	$0.0000	$0.0447

June 2024	$0.0471	$0.0000	$0.0000	$0.0471

July 2024	$0.0459	$0.0000	$0.0000	$0.0459

August 2024	$0.0435	$0.0000	$0.0000	$0.0435

September 2024	$0.0403	$0.0000	$0.0000	$0.0403

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0341	$0.0000	$0.0009	$0.0350

May 2024	$0.0427	$0.0000	$0.0000	$0.0427

June 2024	$0.0454	$0.0000	$0.0000	$0.0454

July 2024	$0.0440	$0.0000	$0.0000	$0.0440

August 2024	$0.0415	$0.0000	$0.0000	$0.0415

September 2024	$0.0386	$0.0000	$0.0000	$0.0386

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

202	PIMCO INTERNATIONAL BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSINTLBONDFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Municipal Value Funds

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans

2	MUNICIPAL VALUE FUNDS

to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share class along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Diversification Status

PIMCO California Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Diversified

PIMCO California Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Non-Diversified

PIMCO National Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Diversified

PIMCO National Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Non-Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics.

Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	MUNICIPAL VALUE FUNDS

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Municipal Intermediate Value Fund
Institutional Class

04/01/2024 - 09/30/2024+	$10.03	$0.12	$0.10	$0.22	$(0.12)	$0.00	$(0.12)

03/31/2024	10.00	0.20	0.03	0.23	(0.20)	0.00	(0.20)

03/31/2023	10.08	0.17	(0.08)	0.09	(0.17)	0.00	(0.17)

03/31/2022	10.59	0.14	(0.51)	(0.37)	(0.14)	0.00	(0.14)

03/31/2021	10.43	0.18	0.20	0.38	(0.17)	(0.05)	(0.22)

03/31/2020	10.32	0.18	0.11	0.29	(0.18)	0.00	(0.18)

PIMCO California Municipal Opportunistic Value Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.85	$0.16	$0.12	$0.28	$(0.16)	$0.00	$(0.16)

03/31/2024	9.81	0.31	0.04	0.35	(0.31)	0.00	(0.31)

03/31/2023	9.91	0.27	(0.10)	0.17	(0.27)	0.00	(0.27)

03/31/2022	10.28	0.22	(0.36)	(0.14)	(0.22)	(0.01)	(0.23)

03/31/2021	10.18	0.25	0.12	0.37	(0.25)	(0.02)	(0.27)

03/31/2020	10.16	0.26	0.02	0.28	(0.26)	0.00	(0.26)

PIMCO National Municipal Intermediate Value Fund
Institutional Class

04/01/2024 - 09/30/2024+	$10.05	$0.14	$0.10	$0.24	$(0.14)	$0.00	$(0.14)

03/31/2024	10.07	0.24	(0.02)	0.22	(0.24)	0.00	(0.24)

03/31/2023	10.17	0.19	(0.10)	0.09	(0.19)	0.00	(0.19)

03/31/2022	10.67	0.14	(0.50)	(0.36)	(0.14)	0.00	(0.14)

03/31/2021	10.44	0.17	0.23	0.40	(0.17)	0.00	(0.17)

03/31/2020	10.24	0.20	0.20	0.40	(0.20)	0.00	(0.20)

PIMCO National Municipal Opportunistic Value Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.84	$0.17	$0.11	$0.28	$(0.17)	$0.00	$(0.17)

03/31/2024	9.83	0.32	0.01	0.33	(0.32)	0.00	(0.32)

03/31/2023	10.03	0.28	(0.20)	0.08	(0.28)	0.00	(0.28)

03/31/2022	10.49	0.24	(0.46)	(0.22)	(0.24)	0.00	(0.24)

03/31/2021	10.38	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)

03/31/2020	10.25	0.27	0.13	0.40	(0.27)	0.00	(0.27)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective August 1, 2024, the Fund’s Investment advisory fee was decreased by 0.03% to an annual rate of 0.37%.

6	MUNICIPAL VALUE FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.13	2.21%	$26,828	0.39	%*	0.50	%*	0.39	%*	0.50	%*	2.36	%*	18%

10.03	2.38	27,357	0.39		0.50		0.39		0.50		2.06		24

10.00	0.96	26,377	0.39		0.50		0.39		0.50		1.71		4

10.08	(3.52)	66,115	0.39		0.50		0.39		0.50		1.34		11

10.59	3.65	70,364	0.39		0.50		0.39		0.50		1.68		5

10.43	2.80	51,154	0.39		0.50		0.39		0.50		1.71		17

$9.97	2.91%	$274,931	0.60	%*(e)	0.62	%*(e)	0.60	%*(e)	0.62	%*(e)	3.32	%*	16%

9.85	3.68	268,432	0.60		0.63		0.60		0.63		3.22		11

9.81	1.76	235,747	0.60		0.63		0.60		0.63		2.72		45

9.91	(1.35)	204,990	0.60		0.63		0.60		0.63		2.16		15

10.28	3.62	235,987	0.60		0.63		0.60		0.63		2.39		20

10.18	2.73	250,393	0.60		0.63		0.60		0.63		2.56		16

$10.15	2.41%	$104,871	0.39	%*	0.50	%*	0.39	%*	0.50	%*	2.75	%*	19%

10.05	2.21	121,511	0.39		0.50		0.39		0.50		2.40		22

10.07	0.90	133,545	0.39		0.50		0.39		0.50		1.85		27

10.17	(3.44)	213,077	0.39		0.50		0.39		0.50		1.29		7

10.67	3.89	183,600	0.39		0.50		0.39		0.50		1.63		23

10.44	3.90	158,637	0.39		0.50		0.39		0.50		1.91		15

$9.95	2.89%	$308,781	0.60	%*(e)	0.62	%*(e)	0.60	%*(e)	0.62	%*(e)	3.48	%*	12%

9.84	3.49	314,181	0.60		0.63		0.60		0.63		3.34		13

9.83	0.88	305,030	0.60		0.63		0.60		0.63		2.89		19

10.03	(2.18)	204,459	0.60		0.63		0.60		0.63		2.26		12

10.49	3.21	244,199	0.60		0.63		0.60		0.63		2.02		11

10.38	3.88	253,991	0.60		0.63		0.60		0.63		2.60		14

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Statements of Assets and Liabilities	September 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Assets:

Investments, at value
Investments in securities	$25,704	$249,180	$100,362	$304,216
Investments in Affiliates	1,623	23,518	3,358	4,796
Receivable for Fund shares sold	0	0	0	149
Interest and/or dividends receivable	292	2,844	1,239	4,073
Dividends receivable from Affiliates	5	90	16	29
Reimbursement receivable from PIMCO	2	0	9	0
Total Assets	27,626	275,632	104,984	313,263

Liabilities:
Payable for investments purchased	$747	$0	$0	$3,545
Payable for investments in Affiliates purchased	6	94	16	30
Payable for Fund shares redeemed	35	482	56	764
Distributions payable	0	0	1	1
Accrued investment advisory fees	6	77	24	88
Accrued supervisory and administrative fees	4	48	16	54
Total Liabilities	798	701	113	4,482

Commitments and Contingent Liabilities^

Net Assets	$26,828	$274,931	$104,871	$308,781

Net Assets Consist of:

Paid in capital	$28,400	$269,280	$111,520	$304,693
Distributable earnings (accumulated loss)	(1,572)	5,651	(6,649)	4,088

Net Assets	$26,828	$274,931	$104,871	$308,781

Net Assets:
Institutional Class	$26,828	$274,931	$104,871	$308,781

Shares Issued and Outstanding:
Institutional Class	2,648	27,581	10,337	31,034

Net Asset Value Per Share Outstanding(a):
Institutional Class	$10.13	$9.97	$10.15	$9.95

Cost of investments in securities	$25,480	$242,802	$100,327	$299,692
Cost of investments in Affiliates	$1,623	$23,503	$3,355	$4,790

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 7, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Investment Income:

Interest	$340	$4,786	$1,589	$6,071
Dividends	3	12	7	10
Dividends from Investments in Affiliates	25	464	132	263
Total Income	368	5,262	1,728	6,344

Expenses:

Investment advisory fees	40	524	165	607
Supervisory and administrative fees	27	309	110	358
Trustee fees	0	1	1	1
Total Expenses	67	834	276	966
Waiver and/or Reimbursement by PIMCO	(15)	(27)	(61)	(31)
Net Expenses	52	807	215	935

Net Investment Income (Loss)	316	4,455	1,513	5,409

Net Realized Gain (Loss):

Investments in securities	(266)	(184)	(1,203)	459
Investments in Affiliates	0	10	4	5

Net Realized Gain (Loss)	(266)	(174)	(1,199)	464

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	535	3,270	2,145	3,015
Investments in Affiliates	1	5	1	3

Net Change in Unrealized Appreciation (Depreciation)	536	3,275	2,146	3,018

Net Increase (Decrease) in Net Assets Resulting from Operations	$586	$7,556	$2,460	$8,891

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Statements of Changes in Net Assets

	PIMCO California Municipal Intermediate Value Fund		PIMCO California Municipal Opportunistic Value Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$316	$540	$4,455	$7,930
Net realized gain (loss)	(266)	(176)	(174)	(64)
Net change in unrealized appreciation (depreciation)	536	410	3,275	1,283

Net Increase (Decrease) in Net Assets Resulting from Operations	586	774	7,556	9,149

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(318)	(544)	(4,445)	(7,939)

Total Distributions(a)	(318)	(544)	(4,445)	(7,939)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(797)	750	3,388	31,475

Total Increase (Decrease) in Net Assets	(529)	980	6,499	32,685

Net Assets:

Beginning of period	27,357	26,377	268,432	235,747
End of period	$26,828	$27,357	$274,931	$268,432

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 11, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	MUNICIPAL VALUE FUNDS	See Accompanying Notes

PIMCO National Municipal Intermediate Value Fund		PIMCO National Municipal Opportunistic Value Fund

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$1,513	$2,886	$5,409	$10,060
(1,199)	(780)	464	(580)
2,146	295	3,018	598

2,460	2,401	8,891	10,078

(1,517)	(2,881)	(5,402)	(10,065)

(1,517)	(2,881)	(5,402)	(10,065)

(17,583)	(11,554)	(8,889)	9,138

(16,640)	(12,034)	(5,400)	9,151

121,511	133,545	314,181	305,030
$104,871	$121,511	$308,781	$314,181

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Schedule of Investments	PIMCO California Municipal Intermediate Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.8%

MUNICIPAL BONDS & NOTES 94.6%

CALIFORNIA 85.8%

Acalanes Union High School District, California General Obligation Bonds, Series 2010
6.250% due 08/01/2035	$250	$291

Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007
0.000% due 08/01/2030 (b)	385	326

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2036	545	578

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (b)	225	145

California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2032	350	375
5.000% due 02/01/2035	250	263

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	400	460

California School Finance Authority Revenue Bonds, Series 2020
4.000% due 07/01/2029	250	266
4.000% due 07/01/2034	300	318

California State General Obligation Bonds, Series 2020
4.000% due 11/01/2030	245	265

California State Public Works Board Revenue Bonds, Series 2017
5.000% due 10/01/2027	220	237

California State Public Works Board Revenue Bonds, Series 2022
5.000% due 08/01/2032	225	259

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
5.000% due 07/01/2031	600	654

California Statewide Communities Development Authority Revenue Bonds, Series 2003
5.000% due 05/01/2033	300	337

Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019
5.000% due 08/01/2032	250	265

Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2039	125	146

Corona Public Financing Authority, California Revenue Bonds, Series 2016
5.000% due 11/01/2026	580	612

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015
5.000% due 06/01/2035	405	411

Escondido, California General Obligation Bonds, Series 2015
5.000% due 09/01/2036	500	509

Fairfield-Suisun Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2026	250	258

Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 08/01/2028	905	927

Gilroy Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2016
4.000% due 04/01/2026	330	337

Glendale, California Electric Revenue Bonds, Series 2016
5.000% due 02/01/2030	475	491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021
4.000% due 06/01/2033	$295	$315

Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2034	350	378

Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 11/01/2028 (b)	500	449

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 05/01/2033	425	498

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2032	920	955

Los Angeles Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2031	500	583

Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2028	375	391

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	352
5.000% due 11/01/2031	300	314

Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022
4.000% due 06/01/2036	405	435

Pasadena Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2029	250	263

Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2025	200	205
5.000% due 10/01/2027	445	457

Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2025	350	357

Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 09/01/2037 (a)	350	411

Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008
0.000% due 09/01/2029 (b)	450	392

Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014
3.250% due 09/01/2026	325	325

Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2028	750	805

San Bernardino Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2034	335	344

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016
5.000% due 08/01/2035	400	416

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
5.000% due 10/15/2031	210	245

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024
5.000% due 10/15/2032	300	354

San Francisco, California City & County Certificates of Participation Bonds, Series 2024
5.000% due 04/01/2035	500	597

San Jose Financing Authority, California Revenue Bonds, Series 2021
4.000% due 10/01/2028	175	186

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2031	$500	$510

San Marcos Schools Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2033	400	473

Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022
5.000% due 12/01/2034	400	471

Soledad Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2032	200	235
5.000% due 08/01/2034	330	398

Stanislaus Union School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2031	370	428

Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015
5.000% due 08/01/2026	215	220

Ventura Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2039	360	415

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2038	300	352

West Basin Municipal Water District, California Revenue Bonds, Series 2016
5.000% due 08/01/2034	250	257

West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021
5.000% due 07/01/2029	120	135

West Hills Community College District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2027	350	376

		23,027

ILLINOIS 7.2%

Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2025	230	230

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,021

University of Illinois Revenue Bonds, Series 2018
5.000% due 04/01/2028	625	678

		1,929

KENTUCKY 0.5%

Corbin Independent School District Finance Corp., Kentucky Revenue Bonds, Series 2016
3.000% due 02/01/2026	125	125

MULTI-STATE 1.1%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	296	305

Total Municipal Bonds & Notes (Cost $25,163)		25,386

	SHARES
SHORT-TERM INSTRUMENTS 1.2%

MUTUAL FUNDS 1.2%

Fidelity Investments Money Market Government Portfolio, Class I
5.380% (c)	317,858	318

Total Short-Term Instruments (Cost $317)		318

Total Investments in Securities (Cost $25,480)		25,704

12	MUNICIPAL VALUE FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.1%

SHORT-TERM INSTRUMENTS 6.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%

PIMCO Short-Term Floating NAV Portfolio III	166,687	$1,623

Total Short-Term Instruments (Cost $1,623)		1,623

Total Investments in Affiliates (Cost $1,623)		1,623

Total Investments 101.9% (Cost $27,103)		$27,327

Other Assets and Liabilities, net (1.9)%		(499)

Net Assets 100.0%		$26,828

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$23,027	$0	$23,027
Illinois	0	1,929	0	1,929
Kentucky	0	125	0	125
Multi-State	0	305	0	305
Short-Term Instruments
Mutual Funds	318	0	0	318

	$318	$25,386	$0	$25,704

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,623	$0	$0	$1,623

Total Investments	$1,941	$25,386	$0	$27,327

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Schedule of Investments	PIMCO California Municipal Opportunistic Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

MUNICIPAL BONDS & NOTES 90.4%

CALIFORNIA 83.4%

Alameda Health Care District, California Certificates of Participation Bonds, Series 2024
5.000% due 09/15/2049	$2,455	$2,670

Alameda Public Financing Authority, California Revenue Bonds, Series 2010
5.250% due 07/01/2029	1,160	1,162

Alhambra Unified School District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2048	2,500	2,851

Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2048	1,210	1,350

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2047	1,000	1,045

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (a)	2,000	957

Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2052	1,500	1,652

Brentwood Union School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2052	1,425	1,582

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,815	1,827

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	3,525	3,637

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,500	2,723

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	3,000	3,296

California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 04/01/2040	1,565	1,573

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
5.000% due 11/01/2050	1,000	1,058

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.000% due 05/15/2051	2,000	2,002

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
5.750% due 08/15/2029	500	500

California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019
5.000% due 01/01/2049	1,000	1,050

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	2,000	2,058

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 06/01/2042	2,000	2,082

California Municipal Finance Authority Revenue Bonds, Series 2024
4.000% due 12/01/2043	2,000	1,982
5.000% due 12/01/2025	330	338
5.000% due 09/01/2049	1,450	1,609

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	135	135

California State General Obligation Bonds, (SGI Insured), Series 2002
5.000% due 10/01/2028	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2000
5.750% due 05/01/2030	$85	$85

California State Public Works Board Revenue Bonds, Series 2014
5.000% due 09/01/2039	2,575	2,580

California State Public Works Board Revenue Bonds, Series 2021
4.000% due 11/01/2046	3,000	3,043

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 08/15/2046	2,175	2,212

Cambrian School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2046	1,750	1,913

Carson Public Financing Authority, California Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,000	2,215

Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2046	1,150	1,299

Central School District, California General Obligation Bonds, (BAM Insured), Series 2022
0.000% due 08/01/2044 (a)	1,275	550

Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,000	2,001

Chino Valley Unified School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,075	3,456

Chowchilla Union High School District, California General Obligation Bonds, Series 2022
5.500% due 08/01/2052	2,000	2,284

College of the Sequoias, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	2,790	3,118

Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	2,500	2,803

Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022
5.000% due 11/01/2042	1,000	1,089

Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,005	1,137

El Centro Elemenatry School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,444
5.250% due 08/01/2050	930	1,029

El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,000	1,120

Elk Grove Finance Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2042	1,385	1,554

Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015
5.000% due 09/01/2038	1,500	1,521

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (a)	2,000	1,705

Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2046	2,000	2,025

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015
5.000% due 06/01/2040	4,340	4,406

Guadalupe Union School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,925	2,191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
5.000% due 09/01/2048	$2,000	$2,231

Jefferson Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 09/01/2049	1,450	1,613

La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022
0.000% due 04/01/2042 (a)	2,215	1,038

La Mesa-Spring Valley School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	2,375	2,608

Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022
5.250% due 04/01/2047	2,000	2,209

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 05/01/2054	2,000	2,216

Lemon Grove School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2049	1,170	1,294

Livermore, California Certificates of Participation Bonds, Series 2022
4.750% due 04/01/2047	1,330	1,404

Long Beach, California Harbor Revenue Bonds, Series 2019
5.000% due 05/15/2044	3,000	3,238

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2015
5.000% due 12/01/2044	1,145	1,148

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	8,775	8,917

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2047	2,000	2,221

Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024
3.750% due 04/01/2034	2,500	2,563

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.250% due 07/01/2047	1,915	2,169

Madera Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2024
5.000% due 09/01/2043	1,000	1,130

Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 05/01/2047	2,000	2,185

McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022
5.250% due 11/01/2049	1,000	1,075

Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022
4.000% due 06/01/2045	1,750	1,768

Modesto Elementary School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2047	2,480	2,747

Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
4.116% (TSFR3M) due 09/01/2027 ~	990	982
4.166% (TSFR3M) due 09/01/2037 ~	1,600	1,532

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,105
5.000% due 11/01/2052	1,000	1,093

Palmdale Financing Authority, California Revenue Bonds, (BAM Insured), Series 2023
4.500% due 06/01/2053	2,750	2,831

Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/01/2052	3,000	3,271

14	MUNICIPAL VALUE FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pittsburg Unified School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2047	$1,275	$1,304

Port of Los Angeles, California Revenue Bonds, Series 2014
5.000% due 08/01/2044	2,500	2,510

Puente Basin Water Agency, California Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,620	2,961

Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022
5.250% due 08/01/2045	1,275	1,406

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016
5.000% due 05/15/2041	3,750	3,858

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022
5.000% due 05/15/2047	5,150	5,698

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	991
4.000% due 06/01/2047	2,000	2,002

Rowland Unified School District, California General Obligation Bonds, Series 2015
4.250% due 08/01/2045	2,000	2,002

San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015
5.000% due 08/01/2040	5,475	5,554

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	3,230	3,277

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	3,290	3,504

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2046	1,500	1,595

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016
5.000% due 04/01/2048	2,490	2,554

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,757
5.250% due 08/01/2048	1,500	1,722

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024
5.000% due 10/15/2049	2,135	2,396

San Diego Unified School District, California General Obligation Bonds, Series 2012
0.000% due 07/01/2040 (b)	2,500	2,590

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	2,500	2,800

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	4,450	4,506

San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019
5.000% due 03/01/2040	1,000	1,079

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2047	2,000	2,248

San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,504
5.000% due 08/01/2040	1,000	1,108
5.000% due 08/01/2041	1,035	1,141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Leandro Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2048	$2,000	$2,238

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2049	3,250	3,312

Santa Ana Public Financing Authority, California Revenue Bonds, Series 2024
5.000% due 09/01/2049	1,100	1,250

Santa Clara Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,260	1,394

Santa Cruz County Capital Financing Authority, California Revenue Bonds, Series 2024
4.125% due 06/01/2039	2,600	2,677

Santa Monica, California Community College District General Obligation Bonds, Series 2022
5.000% due 08/01/2045	1,150	1,293

South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022
0.000% due 08/01/2037 (a)	1,290	768

South Tahoe Joint Powers Financing Authority, California Revenue Bonds, Series 2023
5.250% due 10/01/2048	1,825	2,060

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,000	2,214

Tracy Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 11/01/2049	1,345	1,504

Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2049	1,000	1,146

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,655	2,761

West Covina Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2047	3,000	3,026

		229,222

ILLINOIS 0.4%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,000	1,001

INDIANA 0.8%

Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2041	2,050	2,261

MULTI-STATE 1.7%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	2,965	3,048

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.700% due 04/25/2042 ~	1,500	1,644

		4,692

NEW YORK 1.6%

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022
5.000% due 05/15/2047	4,145	4,522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.7%

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	$2,000	$2,000

PENNSYLVANIA 0.8%

Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2044	2,100	2,105

TEXAS 0.5%

Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022
5.000% due 08/01/2042	1,160	1,274

UTAH 0.5%

Utah Infrastructure Agency Revenue Bonds, Series 2022
5.500% due 10/15/2049	1,350	1,485

Total Municipal Bonds & Notes (Cost $242,184)		248,562

	SHARES
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

Fidelity Investments Money Market Government Portfolio, Class I
5.380% (c)	282,180	282

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 0.1%

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2024	$335	336

Total Municipal Bonds & Notes (Cost $336)		336

Total Short-Term Instruments (Cost $618)		618

Total Investments in Securities (Cost $242,802)		249,180

	SHARES
INVESTMENTS IN AFFILIATES 8.6%

SHORT-TERM INSTRUMENTS 8.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%

PIMCO Short-Term Floating NAV Portfolio III	2,415,352	23,518

Total Short-Term Instruments (Cost $23,503)		23,518

Total Investments in Affiliates (Cost $23,503)		23,518

Total Investments 99.2% (Cost $266,305)		$272,698

Other Assets and Liabilities, net 0.8%		2,233

Net Assets 100.0%		$274,931

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Schedule of Investments	PIMCO California Municipal Opportunistic Value Fund	(Cont.)	September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$229,222	$0	$229,222
Illinois	0	1,001	0	1,001
Indiana	0	2,261	0	2,261
Multi-State	0	4,692	0	4,692
New York	0	4,522	0	4,522
Ohio	0	2,000	0	2,000
Pennsylvania	0	2,105	0	2,105
Texas	0	1,274	0	1,274
Utah	0	1,485	0	1,485

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short-Term Instruments
Mutual Funds	$282	$0	$0	$282
Municipal Bonds & Notes	0	336	0	336

	$282	$248,898	$0	$249,180

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,518	$0	$0	$23,518

Total Investments	$23,800	$248,898	$0	$272,698

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

16	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO National Municipal Intermediate Value Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.7%

MUNICIPAL BONDS & NOTES 95.5%

ALABAMA 3.2%

Alabama Corrections Institution Finance Authority Revenue Bonds, Series 2022
5.000% due 07/01/2028	$1,500	$1,626

Marshall County, Alabama Board of Education Special Tax Bonds, (BAM Insured), Series 2024
5.000% due 03/01/2034	500	575

University of South Alabama Revenue Bonds, (BAM Insured), Series 2019
5.000% due 04/01/2035	1,115	1,202

		3,403

ALASKA 3.2%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2034	1,015	1,104

Alaska Housing Finance Corp. Revenue Bonds, Series 2024
5.000% due 12/01/2032	2,000	2,222

		3,326

CALIFORNIA 4.5%

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (a)	945	607

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035	730	845
5.000% due 12/01/2036	380	438

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2031	1,605	1,756

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.500% due 08/01/2038	1,120	1,123

		4,769

CONNECTICUT 0.2%

Connecticut State General Obligation Bonds, Series 2015
5.000% due 11/15/2028	195	200

FLORIDA 5.9%

Central Florida Expressway Authority Revenue Bonds, Series 2016
4.000% due 07/01/2031	2,190	2,219

Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024
5.000% due 02/01/2034	1,500	1,620

Marion County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024
5.000% due 06/01/2034	2,000	2,355

		6,194

GEORGIA 1.5%

Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017
5.000% due 04/01/2033	1,500	1,565

ILLINOIS 16.5%

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,020

Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 11/15/2035	2,005	2,277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cook County, Illinois Community High School District No 218, Oak Lawn General Obligation Bonds, Series 2013
4.250% due 12/01/2024	$635	$635

Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022
5.000% due 12/01/2034	510	578

Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	745
4.000% due 12/01/2030	1,020	1,044

Cook County, Illinois School District No 26, River Trails General Obligation Bonds, Series 2024
5.000% due 12/15/2032	430	487
5.000% due 12/15/2035	250	282

Du Page County, Illinois School District No 33, West Chicago General Obligation Bonds, Series 2015
4.000% due 12/01/2026	825	826
Illinois Finance Authority Revenue Bonds, Series 2013
5.000% due 11/15/2025	500	501

Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2031	1,275	1,409

Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Bonds, (BAM Insured), Series 2023
4.000% due 10/01/2030	1,000	1,047

Lake County,Illinois Community Unit School District No. 60 Waukegan General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 01/01/2037	1,675	1,873

University of Illinois Revenue Bonds, Series 2015
5.000% due 04/01/2030	700	706

Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016
4.000% due 12/01/2036	1,000	1,008

Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019
4.000% due 01/01/2033	1,445	1,426

Will County, Illinois School District No 122, General Obligation Bonds, Series 2022
4.000% due 10/01/2033	1,430	1,481

		17,345

INDIANA 1.1%

Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2028	675	735
5.000% due 12/15/2029	360	397

		1,132

IOWA 0.1%

Waukee Community School District, Iowa Revenue Bonds, Series 2017
4.000% due 06/01/2025	70	70

KENTUCKY 5.1%

Boone County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016
3.000% due 04/01/2025	300	299

Corbin Independent School District Finance Corp., Kentucky Revenue Bonds, Series 2015
3.000% due 02/01/2025	425	424
3.000% due 02/01/2026	630	629

Kenton County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016
3.000% due 02/01/2026	280	280

Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016
4.000% due 09/01/2027	1,000	1,038

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Owen County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017
4.000% due 04/01/2026	$1,270	$1,293

Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016
4.000% due 05/01/2027	1,320	1,359

		5,322

LOUISIANA 2.9%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2037	2,000	2,075

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,000	1,001

		3,076

MAINE 1.4%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2030	1,065	1,141

Maine Municipal Bond Bank, Revenue Bonds, Series 2023
5.000% due 11/01/2037	310	362

		1,503

MASSACHUSETTS 1.4%

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2017
5.000% due 06/01/2034	1,500	1,502

MICHIGAN 2.7%

Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016
5.000% due 05/01/2028	175	182

Rochester Community School District, Michigan General Obligation Bonds, Series 2016
5.000% due 05/01/2032	2,075	2,135

Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 05/01/2037	500	568

		2,885

MINNESOTA 1.0%

Minnesota Housing Finance Agency Revenue Bonds, Series 2015
5.000% due 08/01/2036	1,000	1,001

MISSISSIPPI 1.6%

Mississippi Development Bank Revenue Bonds, (BAM Insured), Series 2023
5.000% due 04/01/2031	1,485	1,654

MISSOURI 2.7%

Greene County, Missouri Certificates of Participation Bonds, Series 2018
5.000% due 09/01/2034	1,185	1,270

Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2037	560	625

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	553
5.250% due 05/01/2037	300	337

		2,785

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Schedule of Investments	PIMCO National Municipal Intermediate Value Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 1.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	$988	$1,016

NEVADA 4.9%

Clark County, Nevada School District General Obligation Bonds, Series 2022
5.000% due 06/15/2028	1,500	1,634

Clark County, Nevada School District General Obligation Bonds, Series 2024
5.000% due 06/15/2033	2,000	2,328

Clark Department of Aviation, Nevada Revenue Bonds, Series 2022
5.000% due 07/01/2026	1,170	1,211

		5,173

OHIO 4.3%

Columbus Metropolitan Housing Authority, Ohio Revenue Bonds, Series 2024
5.000% due 12/01/2026	2,000	2,046

Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019
4.000% due 03/01/2035	1,225	1,258

Trotwood-Madison City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2015
4.000% due 12/01/2025	215	218

Warren City School District, Ohio General Obligation Bonds, Series 2020
4.000% due 12/01/2030	1,000	1,026

		4,548

OREGON 5.5%

Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2036 (a)	1,605	1,003

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2036 (b)	1,685	1,600

Oregon Coast Community College District, Oregon General Obligation Bonds, Series 2024
0.000% due 06/15/2037 (b)	300	327

Port of Portland, Oregon Airport Revenue Bonds, Series 2024
5.000% due 07/01/2033	2,500	2,799

		5,729

PENNSYLVANIA 3.4%

Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022
4.000% due 11/15/2036	1,000	1,032

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2028	1,095	1,183

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	$465	$492
5.000% due 09/01/2039	595	626

Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2025	200	206

		3,539

RHODE ISLAND 0.9%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016
5.000% due 09/15/2030	900	940

SOUTH CAROLINA 1.0%

South Carolina Ports Authority Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,025	1,079

SOUTH DAKOTA 2.1%

South Dakota Board of Regents Revenue Bonds, Series 2017
5.000% due 04/01/2032	1,010	1,059

South Dakota Housing Development Authority Revenue Bonds, Series 2022
5.000% due 05/01/2029	1,005	1,098

		2,157

TEXAS 15.4%

Austin Community College District, Texas General Obligation Bonds, Series 2023
5.000% due 08/01/2038	1,600	1,824

Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024
5.000% due 07/10/2040	1,000	1,123

Birdville Independent School District,Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2029	1,015	1,122

Brownsville, Texas General Obligation Bonds, Series 2017
5.000% due 02/15/2034	1,105	1,151
5.000% due 02/15/2036	1,225	1,273

City of Odessa, Texas General Obligation Bonds, Series 2019
5.000% due 03/01/2026	545	561
5.000% due 03/01/2027	515	544

County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016
5.000% due 03/01/2032	1,440	1,452

Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021
4.000% due 08/15/2036	2,850	2,868

Harris County, Texas Municipal Utility District No 383, General Obligation Bonds, (BAM Insured), Series 2015
3.000% due 09/01/2025	235	235

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Bonds, (BAM Insured), Series 2017
3.000% due 09/01/2026	$870	$872
3.000% due 09/01/2027	860	863

Travis County Water Control & Improvement District No 17, Texas General Obligation Bonds, (BAM Insured), Series 2016
3.000% due 11/01/2025	590	590

Waller County, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2037	1,615	1,659

		16,137

WEST VIRGINIA 0.5%

West Virginia Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/01/2026	560	563

WISCONSIN 1.5%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2027	1,500	1,583

Total Municipal Bonds & Notes (Cost $100,161)		100,196

	SHARES
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

Fidelity Investments Money Market Government Portfolio, Class I
5.380% (c)	165,825	166

Total Short-Term Instruments (Cost $166)		166

Total Investments in Securities (Cost $100,327)		100,362

INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%

PIMCO Short-Term Floating NAV Portfolio III	344,903	3,358

Total Short-Term Instruments (Cost $3,355)		3,358

Total Investments in Affiliates (Cost $3,355)		3,358

Total Investments 98.9% (Cost $103,682)		$103,720

Other Assets and Liabilities, net 1.1%		1,151

Net Assets 100.0%		$104,871

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

18	MUNICIPAL VALUE FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,403	$0	$3,403
Alaska	0	3,326	0	3,326
California	0	4,769	0	4,769
Connecticut	0	200	0	200
Florida	0	6,194	0	6,194
Georgia	0	1,565	0	1,565
Illinois	0	17,345	0	17,345
Indiana	0	1,132	0	1,132
Iowa	0	70	0	70
Kentucky	0	5,322	0	5,322
Louisiana	0	3,076	0	3,076
Maine	0	1,503	0	1,503
Massachusetts	0	1,502	0	1,502
Michigan	0	2,885	0	2,885
Minnesota	0	1,001	0	1,001
Mississippi	0	1,654	0	1,654
Missouri	0	2,785	0	2,785
Multi-State	0	1,016	0	1,016
Nevada	0	5,173	0	5,173

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Ohio	$0	$4,548	$0	$4,548
Oregon	0	5,729	0	5,729
Pennsylvania	0	3,539	0	3,539
Rhode Island	0	940	0	940
South Carolina	0	1,079	0	1,079
South Dakota	0	2,157	0	2,157
Texas	0	16,137	0	16,137
West Virginia	0	563	0	563
Wisconsin	0	1,583	0	1,583
Short-Term Instruments
Mutual Funds	166	0	0	166

	$166	$100,196	$0	$100,362

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,358	$0	$0	$3,358

Total Investments	$3,524	$100,196	$0	$103,720

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Schedule of Investments	PIMCO National Municipal Opportunistic Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%

MUNICIPAL BONDS & NOTES 98.5%

ALABAMA 2.0%

Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 06/01/2053	$500	$538

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,150	2,453

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,185	2,226

Sylacauga, Alabama General Obligation Bonds, Series 2024
4.250% due 04/01/2049	1,000	1,004

		6,221

ARIZONA 1.4%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2020
5.000% due 07/01/2047	2,000	2,102

Town of Queen Creek, Arizona Excise Tax Revenue Bonds, Series 2022
5.000% due 08/01/2047	2,090	2,295

		4,397

ARKANSAS 1.4%

University of Arkansas Revenue Bonds, Series 2022
5.000% due 04/01/2052	4,000	4,317

CALIFORNIA 3.5%

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	130	130

California State Public Works Board Revenue Bonds, Series 2014
5.000% due 09/01/2039	2,185	2,189

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (b)	1,000	853

Modesto Elementary School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2047	1,000	1,108

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022
5.000% due 05/15/2047	5,775	6,389

		10,669

COLORADO 1.7%

Board of Governors of Colorado State University System Revenue Bonds, Series 2023
5.000% due 03/01/2051	235	254

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	2,500	2,690

Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022
5.250% due 07/01/2052	2,100	2,285

		5,229

CONNECTICUT 0.8%

Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2034	2,425	2,427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 1.1%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2017
5.000% due 10/01/2042	$3,475	$3,566

FLORIDA 4.7%

Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022
5.250% due 08/01/2049	2,000	2,172

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015
5.000% due 10/01/2038	5,525	5,582

Pinellas Park, Florida Revenue Bonds, Series 2022
5.000% due 09/01/2049	2,200	2,373

St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2048	2,000	2,166

Sumter County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024
5.250% due 01/01/2049	2,100	2,355

		14,648

GEORGIA 1.7%

Bibb County, Georgia Development Authority Revenue Bonds, Series 2024
4.375% due 07/01/2054	1,000	1,001

Coweta County Public Facilities Authority, Georgia Revenue Bonds, Series 2022
5.000% due 09/01/2047	1,000	1,099

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	2,000	2,039

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024
4.125% due 10/01/2049	1,000	1,011

		5,150

HAWAII 2.2%

Hawaii Airports System State Revenue Bonds, Series 2015
5.000% due 07/01/2045	2,315	2,326

Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011
4.950% due 04/01/2029	4,425	4,532

		6,858

ILLINOIS 11.8%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,474
5.000% due 01/01/2046	1,340	1,341

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,019
5.000% due 01/01/2036	2,925	2,977
5.000% due 01/01/2041	5,665	5,739

Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 01/01/2046	1,000	1,081

Chicago Transit Authority, Illinois Revenue Bonds, Series 2014
5.250% due 12/01/2049	1,210	1,212

Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, (AGM Insured), Series 2022
4.000% due 12/01/2042	1,805	1,843

Cook County, Illinois School District No 86 Harwood Heights General Obligation Bonds,(BAM Insured),Series 2024
5.000% due 10/01/2049 (a)	1,495	1,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2045	$3,500	$3,541

Illinois Finance Authority Revenue Bonds, Series 2022
5.000% due 08/15/2047	1,775	1,912

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	3,230	3,279

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	2,200	2,259

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,318
5.250% due 01/01/2048	2,000	2,092

University of Illinois Revenue Bonds, Series 2015
4.000% due 04/01/2034	640	640

Will County, Illinois School District No 86, Joliet General Obligation Bonds, (BAM Insured), Series 2024
4.500% due 01/01/2049	1,000	1,022

		36,349

KANSAS 0.7%

Leavenworth County, Kansas Unified School District No. 458 General Obligation Bonds, Series 2024
5.000% due 09/01/2049	2,000	2,136

LOUISIANA 2.0%

Lafayette, Louisiana Sales & Use Tax Revenue Bonds, Series 2024
5.000% due 05/01/2049	1,835	2,006

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2037	1,000	1,037

New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015
5.000% due 01/01/2032	1,000	1,004

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015
5.000% due 01/01/2040	2,000	2,002

		6,049

MAINE 1.8%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022
5.500% due 07/01/2050	5,000	5,486

MARYLAND 0.2%

Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005
5.000% due 07/01/2031	625	635

MASSACHUSETTS 1.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2015
5.000% due 07/01/2045	2,825	2,851

Massachusetts Port Authority Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,068

		3,919

MICHIGAN 6.7%

Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2044	2,640	2,869

Gibraltar School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024
5.000% due 05/01/2048	705	771

20	MUNICIPAL VALUE FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2044	$3,240	$3,551

Jenison Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024
5.000% due 05/01/2049	535	578

Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2046	3,650	3,977

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	2,430	2,565

Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021
4.000% due 05/01/2050	750	731

Troy School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2047	2,515	2,750

Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2040	2,650	2,942

		20,734

MISSOURI 5.1%

Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
4.500% due 04/15/2048	2,275	2,334

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019
5.000% due 10/01/2044	2,225	2,370

Blue Springs, Missouri Revenue Bonds, Series 2022
5.000% due 08/01/2052	2,500	2,650

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2037	2,930	3,066

Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2049	2,000	2,165

Orchard Farm R-V School District, Missouri Certificates of Participation Bonds, Series 2022
5.500% due 04/01/2047	3,000	3,180

		15,765

MULTI-STATE 2.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	2,965	3,049
4.142% due 01/25/2040	2,965	3,059

		6,108

NEBRASKA 1.4%

Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 12/15/2048	2,925	3,232

Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023
4.500% due 12/15/2053	1,000	1,015

		4,247

NEW HAMPSHIRE 1.6%

New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023
5.250% due 12/01/2041	1,450	1,625

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	3,000	3,466

		5,091

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.3%

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	$1,000	$1,048

NEW YORK 5.9%

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
5.000% due 11/01/2035	1,000	1,001

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 02/01/2047	2,535	2,739

New York State Dormitory Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,500	2,675

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.000% due 10/15/2044	4,250	4,254

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022
5.250% due 07/01/2052	1,000	1,112

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	5,000	5,366

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	1,000	1,120

		18,267

NORTH CAROLINA 1.4%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013
5.000% due 01/15/2039	4,450	4,454

OHIO 5.6%

Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 08/01/2053	1,000	1,074

Amherst Exempted Village School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	1,000	1,069

Coshocton County, Ohio General Obligation Bonds, Series 2023
5.000% due 12/01/2048	3,405	3,596

Lake County, Ohio General Obligation Bonds, Series 2024
5.000% due 12/01/2050	2,000	2,109

Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022
4.000% due 12/01/2051	1,500	1,448

Princeton City School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	500	533
5.000% due 12/01/2053	2,465	2,613

Toledo City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 12/01/2048	1,000	1,102

Tolles Career & Technical Center, Ohio Certificates of Participation Bonds, Series 2024
5.250% due 12/01/2049	2,640	2,861

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	1,000	1,000

		17,405

OKLAHOMA 0.9%

Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022
5.000% due 10/01/2047	2,500	2,763

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 1.5%

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2042 (c)	$3,775	$3,535

Washington County, Oregon School District No 13 Banks General Obligation Bonds, Series 2024
0.000% due 06/15/2044 (b)	2,500	1,055

		4,590

PENNSYLVANIA 12.9%

Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 12/01/2039	2,375	2,427

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	1,000	1,008

Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018
5.000% due 07/01/2043	3,200	3,320

Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,868
5.000% due 03/15/2041	1,750	1,867

Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023
4.375% due 02/15/2049	2,000	2,022

Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022
4.000% due 05/01/2049	2,000	1,919

Manheim Central School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2022
5.000% due 04/01/2041	2,505	2,692

Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 05/15/2048	1,770	1,898

Muhlenberg School District, Pennsylvania General Obligation Bonds, Series 2024
5.000% due 05/15/2049	1,000	1,075

Palmyra Area School District, Pennsylvania General Obligation Bonds, Series 2024
5.000% due 06/01/2049	1,375	1,472

Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,002
5.000% due 12/01/2044	6,465	6,481

Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,014
5.000% due 12/01/2045	3,750	3,798

Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2041	2,600	2,660

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,147
5.000% due 12/01/2047	1,000	1,042

		39,712

TEXAS 10.7%

Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023
4.000% due 02/15/2047	1,000	983

Aubrey, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049 (a)	2,000	1,956

Austin, Texas Airport System Revenue Bonds, Series 2022
5.250% due 11/15/2047	1,725	1,874

Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024
4.500% due 07/10/2046	1,500	1,514

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Schedule of Investments	PIMCO National Municipal Opportunistic Value Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bexar County Texas Hospital District, General Obligation Bonds, Series 2023
5.000% due 02/15/2048	$1,000	$1,087

Brownsville, Texas General Obligation Bonds, Series 2018
5.000% due 02/15/2043	1,000	1,011

City of Georgetown,Texas Utility System Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/15/2042	4,000	4,364

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049	2,000	2,050

Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023
4.500% due 08/15/2052	1,240	1,260

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2052	2,500	2,672

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 08/15/2048	1,945	1,907

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049	1,260	1,234

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	2,345	2,445

Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2051	1,500	1,473

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
5.000% due 12/01/2044	1,600	1,601

Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023
4.250% due 08/15/2048	2,280	2,298

Waller Consolidated Independent School District, Texas General Obligation Bonds,(BAM Insured), Series 2023
4.000% due 02/15/2048	2,000	1,937

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weatherford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2015
5.000% due 02/15/2045	$1,245	$1,250

		32,916

UTAH 1.2%

Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022
5.000% due 07/01/2043	1,000	1,095

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2037	1,000	1,076

South Utah Valley Solid Waste District Revenue Bonds, Series 2022
5.000% due 04/15/2047	1,450	1,566

		3,737

VIRGINIA 0.9%

Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007
4.750% due 04/01/2038	2,775	2,782

WASHINGTON 2.1%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998
4.750% due 02/01/2028	1,045	1,057

Port of Seattle, Washington Revenue Bonds, Series 2018
5.000% due 05/01/2043	4,000	4,096

Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023
5.000% due 12/01/2053	1,250	1,361

		6,514

Total Municipal Bonds & Notes (Cost $299,666)		304,189

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

Fidelity Investments Money Market Government Portfolio, Class I
5.380% (d)	26,359	$27

Total Short-Term Instruments (Cost $26)		27

Total Investments in Securities (Cost $299,692)		304,216

INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%

PIMCO Short-Term Floating NAV Portfolio III	492,557	4,796

Total Short-Term Instruments (Cost $4,790)		4,796

Total Investments in Affiliates (Cost $4,790)		4,796

Total Investments 100.1% (Cost $304,482)		$309,012

Other Assets and Liabilities, net (0.1)%		(231)

Net Assets 100.0%		$308,781

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$6,221	$0	$6,221
Arizona	0	4,397	0	4,397
Arkansas	0	4,317	0	4,317
California	0	10,669	0	10,669
Colorado	0	5,229	0	5,229
Connecticut	0	2,427	0	2,427
District of Columbia	0	3,566	0	3,566
Florida	0	14,648	0	14,648
Georgia	0	5,150	0	5,150
Hawaii	0	6,858	0	6,858
Illinois	0	36,349	0	36,349
Kansas	0	2,136	0	2,136
Louisiana	0	6,049	0	6,049
Maine	0	5,486	0	5,486

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Maryland	$0	$635	$0	$635
Massachusetts	0	3,919	0	3,919
Michigan	0	20,734	0	20,734
Missouri	0	15,765	0	15,765
Multi-State	0	6,108	0	6,108
Nebraska	0	4,247	0	4,247
New Hampshire	0	5,091	0	5,091
New Jersey	0	1,048	0	1,048
New York	0	18,267	0	18,267
North Carolina	0	4,454	0	4,454
Ohio	0	17,405	0	17,405
Oklahoma	0	2,763	0	2,763
Oregon	0	4,590	0	4,590
Pennsylvania	0	39,712	0	39,712
Texas	0	32,916	0	32,916
Utah	0	3,737	0	3,737

22	MUNICIPAL VALUE FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Virginia	$0	$2,782	$0	$2,782
Washington	0	6,514	0	6,514
Short-Term Instruments
Mutual Funds	27	0	0	27

	$27	$304,189	$0	$304,216

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,796	$0	$0	$4,796

Total Investments	$4,823	$304,189	$0	$309,012

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of

Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Municipal Intermediate Value Fund	Daily	Monthly

PIMCO California Municipal Opportunistic Value Fund	Daily	Monthly

PIMCO National Municipal Intermediate Value Fund	Daily	Monthly

PIMCO National Municipal Opportunistic Value Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund

24	MUNICIPAL VALUE FUNDS

September 30, 2024	(Unaudited)

will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Notes to Financial Statements	(Cont.)

type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market

26	MUNICIPAL VALUE FUNDS

September 30, 2024	(Unaudited)

but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Notes to Financial Statements	(Cont.)

inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Municipal Intermediate Value Fund	$1,098	$4,924	$(4,400)	$0	$1	$1,623	$25	$0

PIMCO California Municipal Opportunistic Value Fund	20,949	75,654	(73,100)	10	5	23,518	464	0

PIMCO National Municipal Intermediate Value Fund	7,125	21,228	(25,000)	4	1	3,358	132	0

PIMCO National Municipal Opportunistic Value Fund	14,233	51,655	(61,100)	5	3	4,796	263	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	MUNICIPAL VALUE FUNDS

September 30, 2024	(Unaudited)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Notes to Financial Statements	(Cont.)

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Small Fund	X	—	—	—

Interest Rate	X	X	X	X

Call	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Issuer	X	X	X	X

Liquidity	X	X	X	X

Income	X	X	X	X

Extension	X	X	X	X

Prepayment	X	X	X	X

When-Issued Securities	X	X	X	X

Issuer Non-Diversification	—	X	—	X

Management	X	X	X	X

Municipal Instruments	X	X	X	X

Single State Municipal Securities	X	X	—	—

Single State Municipal Securities	—	—	X	X

Municipal Project-Specific	X	X	X	X

Floating Rate Securities	X	X	X	X

Tax-Exempt Status	X	X	X	X

Taxation	X	X	X	X

U.S. Treasury and Agency Securities	X	X	X	X

General Obligation Bond	X	X	X	X

AMT Bonds	X	X	X	X

Lease Revenue Bond	X	X	X	X

Revenue Bond	X	X	X	X

Zero Coupon Bond	X	X	X	X

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

30	MUNICIPAL VALUE FUNDS

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Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Income Risk is the risk that when interest rates fall, a Fund’s income may decline. This decline can occur because a Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

When-Issued Securities Risk is the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Instruments Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal.

Single State Municipal Securities Risk is the risk that because a Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely.

Single State Municipal Securities Risk is the risk that because a Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Floating Rate Securities Risk is the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Tax-Exempt Status Risk is the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability.

Taxation Risk is the risk that to the extent that a Fund invests in securities the income from which is not tax-exempt, your share of

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Notes to Financial Statements	(Cont.)

income from such investments will be taxable for state and/or federal income tax purposes. Although a Fund seeks to invest primarily in securities that are not subject to regular federal income tax and, for the PIMCO California Municipal Intermediate Value Fund and the PIMCO California Municipal Opportunistic Value Fund only, California state income tax, a Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

U.S. Treasury and Agency Securities Risk is the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

General Obligation Bond Risk is the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Lease Revenue Bond Risk is the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Revenue Bond Risk is the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which a Fund invests may entail greater credit risk than a Fund’s investments in general obligation bonds.

Zero Coupon Bond Risk is the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since a Fund will not receive cash payments earned on these securities on a current basis, a Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial

32	MUNICIPAL VALUE FUNDS

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downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

7. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for the Institutional Class, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to the Institutional Class):

Fund Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO California Municipal Intermediate Value Fund	0.30%	(1)	0.20%
PIMCO California Municipal Opportunistic Value Fund	0.37%	(2)(3)	0.23%
PIMCO National Municipal Intermediate Value Fund	0.30%	(1)	0.20%

PIMCO National Municipal Opportunistic Value Fund	0.37%	(2)(3)	0.23%

(1)	PIMCO has contractually agreed, through July 31, 2025, to reduce its advisory fee by 0.11% of the average daily net assets of the Fund.
(2)	PIMCO had contractually agreed, through July 31, 2024, to reduce its advisory fee by 0.03% of the average daily net assets of the Fund.
(3)	Effective August 1, 2024, the Fund’s Investment Advisory Fee was reduced by 0.03% to 0.37% per annum.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Notes to Financial Statements	(Cont.)

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii)

include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to reduce its advisory fee by 0.11% of the average daily net assets of the PIMCO California Municipal Intermediate Value Fund and PIMCO National Municipal Intermediate Value Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. PIMCO may not recoup these waivers.

PIMCO had contractually agreed, through July 31, 2024, to waive its advisory fee by 0.03% of the average daily net assets of the PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund.

Pursuant to the Expense Limitation Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO California Municipal Intermediate Value Fund	$15

PIMCO California Municipal Opportunistic Value Fund	27

PIMCO National Municipal Intermediate Value Fund	61

PIMCO National Municipal Opportunistic Value Fund	31

†	A zero balance may reflect actual amounts rounding to less than one thousand.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 7, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by

34	MUNICIPAL VALUE FUNDS

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a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Municipal Intermediate Value Fund	$0	$0	$4,616	$5,189

PIMCO California Municipal Opportunistic Value Fund	1,561	0	40,577	39,771

PIMCO National Municipal Intermediate Value Fund	0	0	20,245	34,088

PIMCO National Municipal Opportunistic Value Fund	0	0	41,476	35,829

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Municipal Intermediate Value Fund				PIMCO California Municipal Opportunistic Value Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	89	$894	1,233	$11,999	3,989	$39,261	10,478	$101,480
Issued as reinvestment of distributions

Institutional Class	32	318	55	544	452	4,445	815	7,927
Cost of shares redeemed

Institutional Class	(201)	(2,009)	(1,197)	(11,793)	(4,109)	(40,318)	(8,073)	(77,932)

Net increase (decrease) resulting from Fund share transactions	(80)	$(797)	91	$750	332	$3,388	3,220	$31,475

	PIMCO National Municipal Intermediate Value Fund				PIMCO National Municipal Opportunistic Value Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	131	$1,324	2,310	$22,991	2,254	$22,145	6,948	$67,501
Issued as reinvestment of distributions

Institutional Class	151	1,507	285	2,837	549	5,397	1,034	10,056
Cost of shares redeemed

Institutional Class	(2,038)	(20,414)	(3,767)	(37,382)	(3,703)	(36,431)	(7,069)	(68,419)

Net increase (decrease) resulting from Fund share transactions	(1,756)	$(17,583)	(1,172)	$(11,554)	(900)	$(8,889)	913	$9,138

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Notes to Financial Statements	(Cont.)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Municipal Intermediate Value Fund	2	0	98%	0%

PIMCO California Municipal Opportunistic Value Fund	1	0	89%	0%

PIMCO National Municipal Intermediate Value Fund	2	0	99%	0%

PIMCO National Municipal Opportunistic Value Fund	1	0	96%	0%

12. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Municipal Intermediate Value Fund	$97	$1,449

PIMCO California Municipal Opportunistic Value Fund	497	76

PIMCO National Municipal Intermediate Value Fund	2,132	3,356

PIMCO National Municipal Opportunistic Value Fund	119	788

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO California Municipal Intermediate Value Fund	$27,103	$477	$(253)	$224

PIMCO California Municipal Opportunistic Value Fund	266,305	6,854	(461)	6,393

PIMCO National Municipal Intermediate Value Fund	103,682	1,207	(1,169)	38

PIMCO National Municipal Opportunistic Value Fund	304,482	5,469	(939)	4,530

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	MUNICIPAL VALUE FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Index/Spread Abbreviations:

US0003M	ICE 3-Month USD LIBOR

Currency Abbreviations:

USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:

TBA	To-Be-Announced

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

38	MUNICIPAL VALUE FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result

40	MUNICIPAL VALUE FUNDS

(Unaudited)

from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid

42	MUNICIPAL VALUE FUNDS

(Unaudited)

pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the PIMCO California Municipal Intermediate Value Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO California Municipal Intermediate Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0162	$0.0000	$0.0030	$0.0192

May 2024	$0.0200	$0.0000	$0.0000	$0.0200

June 2024	$0.0183	$0.0000	$0.0000	$0.0183

July 2024	$0.0199	$0.0000	$0.0000	$0.0199

August 2024	$0.0215	$0.0000	$0.0000	$0.0215

September 2024	$0.0202	$0.0000	$0.0000	$0.0202

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

44	MUNICIPAL VALUE FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSMUNIVALFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

PIMCO Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO Income Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Income Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans

2	PIMCO INCOME FUND

to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	04/27/18	03/30/07	03/30/07	03/30/07	03/30/07	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the PIMCO Income Fund	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO INCOME FUND

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights PIMCO Income Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

04/01/2024 - 09/30/2024+	$10.60	$0.29	$0.23	$0.52	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2024	10.46	0.52	0.28	0.80	(0.66)	0.00	0.00	(0.66)

03/31/2023	11.32	0.45	(0.60)	(0.15)	(0.71)	0.00	0.00	(0.71)

03/31/2022	11.98	0.43	(0.61)	(0.18)	(0.48)	0.00	0.00	(0.48)

03/31/2021	10.97	0.46	1.09	1.55	(0.26)	0.00	(0.28)	(0.54)

03/31/2020	12.00	0.54	(0.87)	(0.33)	(0.70)	0.00	0.00	(0.70)
I-2

04/01/2024 - 09/30/2024+	10.60	0.29	0.22	0.51	(0.32)	0.00	0.00	(0.32)

03/31/2024	10.46	0.51	0.28	0.79	(0.65)	0.00	0.00	(0.65)

03/31/2023	11.32	0.44	(0.60)	(0.16)	(0.70)	0.00	0.00	(0.70)

03/31/2022	11.98	0.42	(0.61)	(0.19)	(0.47)	0.00	0.00	(0.47)

03/31/2021	10.97	0.45	1.09	1.54	(0.25)	0.00	(0.28)	(0.53)

03/31/2020	12.00	0.53	(0.87)	(0.34)	(0.69)	0.00	0.00	(0.69)
I-3

04/01/2024 - 09/30/2024+	10.60	0.28	0.23	0.51	(0.32)	0.00	0.00	(0.32)

03/31/2024	10.46	0.50	0.28	0.78	(0.64)	0.00	0.00	(0.64)

03/31/2023	11.32	0.43	(0.60)	(0.17)	(0.69)	0.00	0.00	(0.69)

03/31/2022	11.98	0.41	(0.61)	(0.20)	(0.46)	0.00	0.00	(0.46)

03/31/2021	10.97	0.44	1.09	1.53	(0.24)	0.00	(0.28)	(0.52)

03/31/2020	12.00	0.52	(0.87)	(0.35)	(0.68)	0.00	0.00	(0.68)
Administrative Class

04/01/2024 - 09/30/2024+	10.60	0.28	0.23	0.51	(0.32)	0.00	0.00	(0.32)

03/31/2024	10.46	0.49	0.28	0.77	(0.63)	0.00	0.00	(0.63)

03/31/2023	11.32	0.42	(0.60)	(0.18)	(0.68)	0.00	0.00	(0.68)

03/31/2022	11.98	0.40	(0.61)	(0.21)	(0.45)	0.00	0.00	(0.45)

03/31/2021	10.97	0.43	1.09	1.52	(0.23)	0.00	(0.28)	(0.51)

03/31/2020	12.00	0.51	(0.87)	(0.36)	(0.67)	0.00	0.00	(0.67)
Class A

04/01/2024 - 09/30/2024+	10.60	0.27	0.23	0.50	(0.31)	0.00	0.00	(0.31)

03/31/2024	10.46	0.47	0.29	0.76	(0.62)	0.00	0.00	(0.62)

03/31/2023	11.32	0.40	(0.60)	(0.20)	(0.66)	0.00	0.00	(0.66)

03/31/2022	11.98	0.38	(0.61)	(0.23)	(0.43)	0.00	0.00	(0.43)

03/31/2021	10.97	0.41	1.10	1.51	(0.22)	0.00	(0.28)	(0.50)

03/31/2020	12.00	0.49	(0.87)	(0.38)	(0.65)	0.00	0.00	(0.65)
Class C

04/01/2024 - 09/30/2024+	10.60	0.23	0.23	0.46	(0.27)	0.00	0.00	(0.27)

03/31/2024	10.46	0.39	0.29	0.68	(0.54)	0.00	0.00	(0.54)

03/31/2023	11.32	0.32	(0.60)	(0.28)	(0.58)	0.00	0.00	(0.58)

03/31/2022	11.98	0.29	(0.61)	(0.32)	(0.34)	0.00	0.00	(0.34)

03/31/2021	10.97	0.32	1.10	1.42	(0.13)	0.00	(0.28)	(0.41)

03/31/2020	12.00	0.40	(0.87)	(0.47)	(0.56)	0.00	0.00	(0.56)
Class R

04/01/2024 - 09/30/2024+	10.60	0.26	0.23	0.49	(0.30)	0.00	0.00	(0.30)

03/31/2024	10.46	0.45	0.28	0.73	(0.59)	0.00	0.00	(0.59)

03/31/2023	11.32	0.38	(0.60)	(0.22)	(0.64)	0.00	0.00	(0.64)

03/31/2022	11.98	0.35	(0.61)	(0.26)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.97	0.38	1.10	1.48	(0.19)	0.00	(0.28)	(0.47)

03/31/2020	12.00	0.46	(0.87)	(0.41)	(0.62)	0.00	0.00	(0.62)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

6	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.79	5.01%	$101,067,216	0.57	%*	0.57	%*	0.50	%*	0.50	%*	5.50	%*	341%

10.60	7.95	87,738,190	0.83		0.83		0.50		0.50		4.98		588

10.46	(1.21)	70,579,570	0.62		0.62		0.50		0.50		4.18		426

11.32	(1.62)	76,380,731	0.51		0.51		0.50		0.50		3.61		319

11.98	14.37	74,544,238	0.62		0.62		0.50		0.50		3.91		396

10.97	(3.09)	59,316,252	1.09		1.09		0.50		0.50		4.51		421

10.79	4.96	45,259,813	0.67	*	0.67	*	0.60	*	0.60	*	5.40	*	341

10.60	7.84	39,812,573	0.93		0.93		0.60		0.60		4.88		588

10.46	(1.31)	29,893,100	0.72		0.72		0.60		0.60		4.08		426

11.32	(1.72)	33,996,793	0.61		0.61		0.60		0.60		3.51		319

11.98	14.26	34,285,486	0.72		0.72		0.60		0.60		3.81		396

10.97	(3.19)	29,064,542	1.19		1.19		0.60		0.60		4.40		421

10.79	4.93	2,812,005	0.72	*	0.77	*	0.65	*	0.70	*	5.34	*	341

10.60	7.79	1,997,652	0.98		1.03		0.65		0.70		4.85		588

10.46	(1.36)	1,594,343	0.77		0.82		0.65		0.70		4.04		426

11.32	(1.77)	878,330	0.66		0.71		0.65		0.70		3.46		319

11.98	14.21	1,020,788	0.77		0.82		0.65		0.70		3.76		396

10.97	(3.24)	678,734	1.24		1.29		0.65		0.70		4.33		421

10.79	4.88	280,685	0.82	*	0.82	*	0.75	*	0.75	*	5.25	*	341

10.60	7.68	269,441	1.08		1.08		0.75		0.75		4.70		588

10.46	(1.46)	314,410	0.87		0.87		0.75		0.75		3.92		426

11.32	(1.87)	377,580	0.76		0.76		0.75		0.75		3.37		319

11.98	14.09	454,978	0.87		0.87		0.75		0.75		3.66		396

10.97	(3.33)	403,685	1.34		1.34		0.75		0.75		4.25		421

10.79	4.80	14,352,475	0.97	*	0.97	*	0.90	*	0.90	*	5.10	*	341

10.60	7.52	13,708,221	1.23		1.23		0.90		0.90		4.57		588

10.46	(1.60)	12,780,183	1.02		1.02		0.90		0.90		3.77		426

11.32	(2.02)	15,042,742	0.91		0.91		0.90		0.90		3.21		319

11.98	13.92	17,240,908	1.02		1.02		0.90		0.90		3.52		396

10.97	(3.48)	15,928,413	1.49		1.49		0.90		0.90		4.12		421

10.79	4.41	3,844,663	1.72	*	1.72	*	1.65	*	1.65	*	4.35	*	341

10.60	6.72	3,772,713	1.98		1.98		1.65		1.65		3.81		588

10.46	(2.34)	4,164,178	1.77		1.77		1.65		1.65		3.02		426

11.32	(2.75)	5,616,649	1.66		1.66		1.65		1.65		2.46		319

11.98	13.08	7,005,169	1.77		1.77		1.65		1.65		2.77		396

10.97	(4.20)	7,924,011	2.24		2.24		1.65		1.65		3.36		421

10.79	4.67	500,368	1.22	*	1.22	*	1.15	*	1.15	*	4.85	*	341

10.60	7.26	479,264	1.48		1.48		1.15		1.15		4.32		588

10.46	(1.85)	449,836	1.27		1.27		1.15		1.15		3.53		426

11.32	(2.26)	511,456	1.16		1.16		1.15		1.15		2.96		319

11.98	13.64	542,629	1.27		1.27		1.15		1.15		3.26		396

10.97	(3.72)	512,039	1.74		1.74		1.15		1.15		3.85		421

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Consolidated Statement of Assets and Liabilities	PIMCO Income Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$255,663,865
Investments in Affiliates	5,705,575
Financial Derivative Instruments
Exchange-traded or centrally cleared	455,413
Over the counter	790,290
Cash	154,202
Deposits with counterparty	36,595
Foreign currency, at value	444,528
Receivable for investments sold	76,521
Receivable for investments sold on a delayed-delivery basis	1,127
Receivable for TBA investments sold	94,299,450
Receivable for Fund shares sold	419,128
Interest and/or dividends receivable	935,981
Dividends receivable from Affiliates	14,084
Reimbursement receivable from PIMCO	107
Other assets	11
Total Assets	358,996,877

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$328,549
Financial Derivative Instruments
Exchange-traded or centrally cleared	312,816
Over the counter	886,775
Payable for investments purchased	1,001,873
Payable for investments in Affiliates purchased	14,947
Payable for investments purchased on a delayed-delivery basis	209,617
Payable for TBA investments purchased	186,660,469
Payable for unfunded loan commitments	39,540
Deposits from counterparty	971,919
Payable for Fund shares redeemed	299,839
Distributions payable	77,874
Accrued investment advisory fees	31,779
Accrued supervisory and administrative fees	37,753
Accrued distribution fees	2,331
Accrued servicing fees	3,544
Foreign capital gains tax payable	26
Other liabilities	1
Total Liabilities	190,879,652

Commitments and Contingent Liabilities^

Net Assets	$168,117,225

Net Assets Consist of:

Paid in capital	$180,567,373
Distributable earnings (accumulated loss)	(12,450,148)

Net Assets	$168,117,225

Cost of investments in securities	$262,404,426
Cost of investments in Affiliates	$6,022,051
Cost of foreign currency held	$445,084
Proceeds received on short sales	$331,377
Cost or premiums of financial derivative instruments, net	$1,562,037

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Net Assets:

Institutional Class	$101,067,216
I-2	45,259,813
I-3	2,812,005
Administrative Class	280,685
Class A	14,352,475
Class C	3,844,663
Class R	500,368

Shares Issued and Outstanding:

Institutional Class	9,363,166
I-2	4,192,989
I-3	260,512
Administrative Class	26,003
Class A	1,329,641
Class C	356,168
Class R	46,355

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.79
I-2	10.79
I-3	10.79
Administrative Class	10.79
Class A	10.79
Class C	10.79
Class R	10.79

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Consolidated Statement of Operations	PIMCO Income Fund

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$4,523,999
Dividends, net of foreign taxes**	74,863
Dividends from Investments in Affiliates	138,993
Miscellaneous income	2,068
Total Income	4,739,923

Expenses:

Investment advisory fees	194,963
Supervisory and administrative fees	231,859
Distribution and/or servicing fees - Administrative Class	336
Distribution and/or servicing fees - Class A	17,216
Distribution and/or servicing fees - Class C	18,586
Distribution and/or servicing fees - Class R	1,210
Trustee fees	373
Interest expense	57,239
Miscellaneous expense	462
Total Expenses	522,244
Waiver and/or Reimbursement by PIMCO	(625)
Net Expenses	521,619

Net Investment Income (Loss)	4,218,304

Net Realized Gain (Loss):

Investments in securities	1,231,053
Investments in Affiliates	4,628
Exchange-traded or centrally cleared financial derivative instruments	1,440,090
Over the counter financial derivative instruments	(181,974)
Short sales	178
Foreign currency	(10,406)

Net Realized Gain (Loss)	2,483,569

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	3,865,540
Investments in Affiliates	(38,894)
Exchange-traded or centrally cleared financial derivative instruments	(2,293,212)
Over the counter financial derivative instruments	(262,508)
Short sales	(40)
Foreign currency assets and liabilities	(140,338)

Net Change in Unrealized Appreciation (Depreciation)	1,130,548

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,832,421

* Foreign tax withholdings - Interest	$24

** Foreign tax withholdings - Dividends	$13

*** Foreign capital gains tax	$1,704

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO INCOME FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,218,304	$6,309,484
Net realized gain (loss)	2,483,569	(4,252,547)
Net change in unrealized appreciation (depreciation)	1,130,548	8,016,952

Net Increase (Decrease) in Net Assets Resulting from Operations	7,832,421	10,073,889

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,906,347)	(4,904,946)
I-2	(1,280,790)	(2,105,488)
I-3	(76,107)	(91,384)
Administrative Class	(8,023)	(17,306)
Class A	(400,862)	(776,993)
Class C	(94,324)	(201,873)
Class R	(13,482)	(25,825)

Total Distributions(a)	(4,779,935)	(8,123,815)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	17,286,685	26,052,360

Total Increase (Decrease) in Net Assets	20,339,171	28,002,434

Net Assets:

Beginning of period	147,778,054	119,775,620
End of period	$168,117,225	$147,778,054

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Consolidated Schedule of Investments	PIMCO Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.2%

AI Silk Midco Ltd.
8.351% (EURIBOR 6MO + 5.000%) due 03/04/2031 ~	EUR	47,400	$52,594

Aligned Data Centers International LP
8.426% (TSFR3M + 3.500%) due 05/16/2028 «~		$159,300	158,594

Altice France SA
9.185% (EURIBOR 3MO + 5.500%) due 08/15/2028 ~	EUR	14,592	12,300
10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		$96,248	72,427

American Airlines, Inc.
10.294% due 04/20/2028		63,380	65,255

Avolon TLB Borrower 1 U.S. LLC
6.961% due 06/22/2028		7,911	7,937

Broadcom, Inc.
5.980% due 08/14/2026 «		159,000	158,602

Carnival Corp.
7.595% due 10/18/2028		24,834	24,914

Charter Communications Operating LLC
7.082% (TSFR3M + 1.750%) due 02/01/2027 ~		6,035	6,034

CoreWeave Compute Acquisition Co. LLC
0.500% (TSFR3M + 6.000%) due 05/16/2029 «~µ		7,300	7,304

DirecTV Financing LLC
9.960% due 08/02/2027		16,824	16,854

Encina Private Credit LLC
TBD% - 9.027% due 11/30/2025 «µ		40,411	39,623

Envision Healthcare Corp.
11.078% due 07/20/2026 «		173,078	173,078
13.203% due 11/03/2028 «		723,842	749,177

Finastra U.S.A., Inc.
0.500% due 09/13/2029 «µ		5,733	5,733
12.181% due 09/13/2029 «		54,991	55,464

GHH Holdings Ltd.
7.158% due 12/04/2024 «	GBP	73,974	98,545

iHeartCommunications, Inc.
7.960% due 05/01/2026		$2,639	2,294

Lealand Finance Co. BV
7.960% due 06/30/2027		2,410	1,295

Lealand Finance Co. BV (5.969% Cash and 3.000% PIK)
8.969% due 12/31/2027 (d)		6,263	2,399

Market Bidco Ltd.
8.292% (EURIBOR 3MO + 4.750%) due 11/04/2027 ~	EUR	60,576	67,118

MH SUB I LLC
9.095% due 05/03/2028		$2,808	2,794

Poseidon Bidco SASU
8.345% (EURIBOR 3MO + 5.000%) due 03/13/2030 ~	EUR	235,200	203,069

Project Hudson II
7.730% due 05/29/2026 «		$75,800	76,482

Project Luminous
-0.005% - 8.096% (TSFR1M + 3.000%) due 12/15/2024 «~		50,299	47,930
-0.005% - 8.096% (TSFR1M + 3.000%) due 12/15/2027 «~		6,712	6,396

Project Quasar Pledgco SLU
6.686% (EURIBOR 1MO + 3.250%) due 03/15/2026 «~	EUR	90,200	97,726

SCUR-Alpha 1503 GmbH
9.136% (EURIBOR 3MO + 5.500%) due 03/29/2030 ~		118,900	128,750
10.752% due 03/29/2030		$213,420	203,977

Softbank Vision Fund II
6.000% due 12/23/2025 «		448,783	443,645

Subcalidora 2 SARL
9.095% (EURIBOR 3MO + 5.750%) due 08/14/2029 «~	EUR	129,849	141,651

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Syniverse Holdings, Inc.
11.604% due 05/13/2027		$56,058	$55,504

TransDigm, Inc.
7.104% due 02/28/2031		77,548	77,334
7.354% due 03/22/2030		19,948	19,968

U.S. Renal Care, Inc.
9.960% due 06/20/2028		24,518	22,446

Upfield BV
8.178% (EURIBOR 6MO + 4.500%) due 01/03/2028 ~	EUR	261,600	291,382

VakifBank
TBD% due 12/15/2028 «µ		20,200	22,560

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		$4,424	2,897

Windstream Services LLC
8.945% due 02/23/2027 «		56,290	56,290
11.195% due 09/21/2027		35,453	35,527

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		3,418	3,216

Total Loan Participations and Assignments (Cost $3,670,220)			3,717,085

CORPORATE BONDS & NOTES 9.2%

BANKING & FINANCE 4.3%

Adler Financing SARL (12.500% PIK)
12.500% due 12/31/2028 (d)	EUR	1,974	2,291

Alamo Re Ltd.
12.296% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$33,700	34,923
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		34,840	36,754

Ambac Assurance Corp.
5.100% due 12/31/2099 (k)		352	490

American Assets Trust LP
3.375% due 02/01/2031		31,150	27,104

Armor RE Ltd.
14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		13,000	13,557

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		115,420	107,811

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	60,500	65,932
2.625% due 04/28/2025		10,922	12,097

Banco Santander SA
4.250% due 04/11/2027		$28,400	28,280
6.527% due 11/07/2027 •		95,200	99,347
6.607% due 11/07/2028		61,400	66,645

Bank of America Corp.
5.202% due 04/25/2029 •		14,200	14,604

Bank of Nova Scotia
4.900% due 06/04/2025 •(k)(l)		2,702	2,672

Barclays PLC
2.894% due 11/24/2032 •		3,739	3,280
4.972% due 05/16/2029 •		54,550	55,167
5.674% due 03/12/2028 •		20,700	21,270
5.690% due 03/12/2030 •		57,200	59,514
6.224% due 05/09/2034 •		160,546	173,030
6.490% due 09/13/2029 •		25,800	27,538
6.496% due 09/13/2027 •		61,100	63,306
6.692% due 09/13/2034 •		52,600	58,526
7.437% due 11/02/2033 •		22,148	25,578

Bayou Re Ltd.
13.046% (T-BILL 1MO + 8.500%) due 04/30/2031 ~		5,800	6,012
23.102% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		6,700	7,159

Blue Ridge Re Ltd.
9.796% (T-BILL 3MO + 5.250%) due 01/08/2031 ~		22,908	23,458

BNP Paribas SA
2.871% due 04/19/2032 •		15,400	13,725
5.497% due 05/20/2030 •		40,200	41,673
5.738% due 02/20/2035 •		64,500	68,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCE SA
5.203% due 01/18/2027		$18,100	$18,445
5.716% due 01/18/2030 •		34,200	35,336
5.936% due 05/30/2035 •		8,600	9,010
6.612% due 10/19/2027 •		28,400	29,488
6.714% due 10/19/2029 •		66,000	70,581
7.003% due 10/19/2034 •		42,300	47,400

CaixaBank SA
6.684% due 09/13/2027 •		41,400	43,069
6.840% due 09/13/2034 •		41,000	45,769

Cape Lookout Re Ltd.
12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		9,550	9,758

Charles River Re Ltd.
11.296% due 05/10/2031 •		2,700	2,785

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	365
4.450% due 08/17/2026 ^(e)		3,500	363
4.800% due 05/17/2028 ^(e)		1,300	128
5.250% due 05/13/2026 ^(e)		2,200	215
5.950% due 10/20/2025 ^(e)		2,600	257
6.000% due 07/16/2025 ^(e)		4,300	446
6.450% due 11/07/2024 ^(e)		6,600	697

CoStar Group, Inc.
2.800% due 07/15/2030		29,567	26,647

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		17,940	1,413
3.125% due 10/22/2025 ^(e)		26,950	2,054
3.875% due 10/22/2030 ^(e)		18,050	1,444
4.800% due 08/06/2030 ^(e)		2,100	159
5.125% due 01/17/2025 ^(e)		6,100	402
5.400% due 05/27/2025 ^(e)		3,400	272
5.625% due 01/14/2030 ^(e)		1,300	104
6.150% due 09/17/2025 ^(e)		1,900	152

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	65,500	18,156

Credit Agricole SA
6.316% due 10/03/2029 •		$7,900	8,403

Credit Suisse AG AT1 Claim		285,346	36,381

Danske Bank AS
5.427% due 03/01/2028 •		18,500	18,969
5.705% due 03/01/2030 •		18,300	19,080

Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	2,300	2,225
1.750% due 11/19/2030 •		5,400	5,497
2.552% due 01/07/2028 •		$8,850	8,437
3.035% due 05/28/2032 •		94,774	84,461
3.547% due 09/18/2031 •		146,147	136,280
3.961% due 11/26/2025 •		67,286	67,119
5.000% due 09/05/2030 •	EUR	6,000	7,100
6.720% due 01/18/2029 •		$6,776	7,175

East Lane Re Ltd.
13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		32,100	32,211

EPR Properties
4.500% due 06/01/2027		500	493
4.750% due 12/15/2026		2,445	2,436
4.950% due 04/15/2028		3,980	3,946

Essential Properties LP
2.950% due 07/15/2031		7,800	6,795

Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		49,280	51,456
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		48,900	50,934
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		31,200	32,615

FFC Senior Notes Lease-Backed Pass-Through Trust
5.141% due 07/10/2053 «		47,375	42,425

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		39,225	37,708
2.900% due 02/16/2028		13,750	12,770
4.125% due 08/17/2027		2,700	2,630
6.125% due 03/08/2034		6,600	6,685

Gateway Re Ltd.
4.546% (T-BILL 1MO) due 12/23/2028 ~		12,350	12,148

12	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GLP Capital LP
3.250% due 01/15/2032		$4,800	$4,250
4.000% due 01/15/2031		5,300	4,973
5.250% due 06/01/2025		6,166	6,166
5.300% due 01/15/2029		29,811	30,342

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,267	25,441

Hexagon RE Ltd.
12.178% due 01/07/2031 ~	EUR	21,312	23,669

HSBC Holdings PLC
2.804% due 05/24/2032 •		$28,900	25,582
2.848% due 06/04/2031 •		2,000	1,821
3.973% due 05/22/2030 •		38,700	37,718
4.041% due 03/13/2028 •		11,280	11,165
4.583% due 06/19/2029 •		73,000	73,109
5.402% due 08/11/2033 •		4,200	4,352
5.546% due 03/04/2030 •		91,900	95,564
6.254% due 03/09/2034 •		156,150	170,639

Hudson Pacific Properties LP
3.250% due 01/15/2030		300	228
3.950% due 11/01/2027		5,200	4,705
4.650% due 04/01/2029		700	582
5.950% due 02/15/2028		8,000	7,347

Integrity Re Ltd.
21.546% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		16,150	17,138
27.546% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		7,600	8,165

Intesa Sanpaolo SpA
7.200% due 11/28/2033		44,166	50,333
7.800% due 11/28/2053		16,700	20,039

Janus Henderson U.S. Holdings, Inc.
5.450% due 09/10/2034		32,700	32,566

KBC Group NV
5.796% due 01/19/2029 •		900	933

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	2,800	3,015

Kizuna RE Pte Ltd.
7.352% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$6,121	6,225

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		57,700	59,006
5.679% due 01/05/2035 •		80,100	84,319

Longleaf Pine Re Ltd.
22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		25,200	27,401

MMcapS Funding Ltd.
5.210% (TSFR3M + 0.552%) due 12/26/2039 ~		15,318	14,782
5.420% (TSFR3M + 0.762%) due 12/26/2039 ~		10,100	8,434

National Health Investors, Inc.
3.000% due 02/01/2031		6,600	5,761

Nationwide Building Society
2.972% due 02/16/2028 •		342	330
3.960% due 07/18/2030 •		57,892	56,315
4.302% due 03/08/2029 •		79,100	78,393
6.557% due 10/18/2027 •		30,400	31,658

Nature Coast Re Ltd.
14.546% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		22,346	23,183

NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,148
4.445% due 05/08/2030 •		163,400	162,310
4.892% due 05/18/2029 •		13,000	13,139
5.076% due 01/27/2030 •		177,653	181,019
5.583% due 03/01/2028 •		42,300	43,400
5.778% due 03/01/2035 •		99,100	105,426
6.016% due 03/02/2034 •		49,700	53,752
6.255% (SOFRRATE + 1.250%) due 03/01/2028 ~		24,300	24,501

New Metro Global Ltd.
4.500% due 05/02/2026		1,700	1,231
4.625% due 10/15/2025		1,400	1,146

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	42,965
2.750% due 03/09/2028		40,800	37,377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
2.172% due 07/14/2028		$51,800	$47,495

Orange Capital RE DAC
11.199% due 01/08/2027 ~	EUR	19,700	21,858

Palm RE Ltd.
14.046% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		$1,700	1,775

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (h)		143,078	100,105

Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		16,100	16,100
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		73,700	76,169

Preferred Term Securities Ltd.
5.508% (TSFR3M + 0.562%) due 03/22/2037 ~		44,696	40,673
5.508% (TSFR3M + 0.562%) due 09/22/2037 ~		87	77
5.508% (TSFR3M + 0.562%) due 12/22/2037 ~		10,625	9,563
5.518% (TSFR3M + 0.572%) due 12/22/2036 ~		49,693	48,948
5.558% (TSFR3M + 0.612%) due 06/22/2037 ~		48,367	40,386
5.573% (TSFR3M + 0.642%) due 09/23/2035 ~		20	20
5.578% (TSFR3M + 0.632%) due 09/22/2037 ~		42,336	34,715
5.588% (TSFR3M + 0.642%) due 12/22/2036 ~		1,321	1,030
5.588% (TSFR3M + 0.642%) due 03/22/2037 ~		46,334	37,299
5.598% (TSFR3M + 0.652%) due 12/22/2036 ~		2,927	2,371
5.603% (TSFR3M + 0.662%) due 06/23/2035 ~		12,637	11,752
5.608% (TSFR3M + 0.662%) due 09/22/2036 ~		29,460	26,809
5.608% (TSFR3M + 0.662%) due 12/22/2037 ~		2,118	1,768
5.608% (TSFR3M + 0.662%) due 03/22/2038 ~		68,391	62,125
5.638% (TSFR3M + 0.692%) due 12/22/2035 ~		28,721	25,131
5.658% (TSFR3M + 0.712%) due 03/22/2038 ~		7,004	6,234
5.703% (TSFR3M + 0.762%) due 06/23/2035 ~		10,965	9,189
5.773% (TSFR3M + 0.742%) due 09/23/2035 ~		14,943	13,523
5.788% (TSFR3M + 0.842%) due 03/23/2035 ~		14,191	12,843
5.808% (TSFR3M + 0.862%) due 03/22/2038 ~		16,967	12,725
5.828% (TSFR3M + 0.882%) due 12/22/2036 ~		31,121	24,274
5.943% (TSFR3M + 1.012%) due 09/23/2035 ~		20,535	16,017
6.083% (TSFR3M + 1.142%) due 12/24/2033 ~		4,748	4,451
6.108% (TSFR3M + 1.162%) due 03/22/2038 ~		16,260	16,017
6.462% (TSFR3M + 1.122%) due 07/03/2033 ~		915	915
6.502% (TSFR3M + 1.162%) due 01/03/2033 ~		5,289	5,183

Purple Re Ltd.
13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		20,100	20,759

Quercus Re DAC
11.674% due 01/06/2031 ~	EUR	3,800	4,191

Ripon Investments Financing Ltd.
0.000% due 02/28/2025 «(m)	GBP	1,505	2,013

RNHB BV
0.000% due 10/28/2025 «	EUR	13,726	14,537
0.000% due 01/28/2026 «		14,872	15,462
0.000% due 07/28/2026 «		23,920	23,992

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 01/28/2027 «	EUR	21,734	$22,999
0.000% due 03/01/2027 «		11,957	13,389
0.000% due 10/28/2027 «		22,829	24,713
0.000% due 04/28/2028 «		11,438	13,379
0.000% due 10/28/2028 «		22,876	28,639

Sabine Re Ltd.
12.796% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		$6,600	6,874

Santander Holdings USA, Inc.
4.500% due 07/17/2025		16,830	16,753

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	10,576
3.823% due 11/03/2028 •		31,580	30,889
6.534% due 01/10/2029 •		103,000	109,170

Seazen Group Ltd.
4.450% due 07/13/2025		3,300	2,875

SLM Student Loan Trust
4.031% due 12/15/2033 ~	EUR	473	491

Societe Generale SA
2.889% due 06/09/2032 •		$29,900	25,948
6.447% due 01/12/2027 •		83,300	84,795
6.691% due 01/10/2034 •		131,700	142,700

Sun Communities Operating LP
5.500% due 01/15/2029		12,300	12,670

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (d)		664	82

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (d)		665	73

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (d)		1,332	130

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (d)		2,000	186

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (d)		2,002	162

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (d)		976	78

SVB Financial Group
3.125% due 06/05/2030 ^(e)		500	293

Taranis Reinsurance DAC
9.688% due 01/07/2031 ~	EUR	13,300	14,618
11.938% due 01/08/2031 ~		18,600	20,823

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(h)		$19,800	19,475

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	2,955	928

Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$15,100	15,606
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		8,900	9,182
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		5,400	5,558

Trafford Centre Finance Ltd.
5.852% due 07/28/2038 ~	GBP	6,550	6,984

U.S. Capital Funding Ltd.
5.846% due 07/10/2043 •		$39,310	32,431

UBS AG
1.250% due 08/07/2026		2,900	2,754
7.500% due 02/15/2028		242,450	266,366

UBS Group AG
3.091% due 05/14/2032 •		126,092	113,762
3.250% due 04/02/2026 •	EUR	17,100	19,015
3.869% due 01/12/2029 •		$7,400	7,242
4.194% due 04/01/2031 •		36,569	35,725
4.664% due 01/16/2026 ~	EUR	27,000	30,123
5.428% due 02/08/2030 •		$33,800	34,952
5.699% due 02/08/2035 •		20,600	21,753
5.959% due 01/12/2034 •		130,900	140,028
6.246% due 09/22/2029 •		92,400	98,123

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.301% due 09/22/2034 •		$19,800	$21,740
6.327% due 12/22/2027 •		95,300	99,208
6.373% due 07/15/2026 •		65,500	66,226
6.442% due 08/11/2028 •		149,385	157,184
6.537% due 08/12/2033 •		212,800	235,017
7.750% due 03/01/2029 •	EUR	50,100	63,873
9.016% due 11/15/2033 •		$34,450	43,558

UniCredit SpA
2.569% due 09/22/2026 •		11,513	11,257

Uniti Group LP
4.750% due 04/15/2028		22,123	20,542
10.500% due 02/15/2028		12,975	13,860

Ursa Re Ltd.
10.046% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		38,700	40,084
13.296% (T-BILL 3MO + 8.750%) due 12/07/2026 ~		49,500	52,208

Ventas Realty LP
5.000% due 01/15/2035		32,900	32,971

VICI Properties LP
3.875% due 02/15/2029		5,805	5,565
4.500% due 09/01/2026		16,083	16,022
4.500% due 01/15/2028		3,495	3,453
4.625% due 06/15/2025		4,435	4,411
5.750% due 02/01/2027		12,316	12,538

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(e)		18,296	0

Wells Fargo & Co.
2.393% due 06/02/2028 •		5,800	5,516

Windmill Re DAC
8.935% due 07/05/2028 ~	EUR	400	441

Winston RE Ltd.
16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$4,800	5,047

Yellow Tulip Assetco BV
1.500% due 07/30/2036 «	EUR	45,750	51,226

Yellow Tulip Bidco BV
0.000% due 07/30/2036 «		47,123	62,269

			7,220,428

INDUSTRIALS 3.3%

Aker BP ASA
5.125% due 10/01/2034 (c)		$18,400	18,190

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		28,849	28,850

Altice France SA
3.375% due 01/15/2028	EUR	6,406	5,063
4.125% due 01/15/2029		1,200	939
5.125% due 01/15/2029		$7,500	5,274
5.125% due 07/15/2029		14,805	10,425
5.500% due 01/15/2028		42,930	31,255
5.500% due 10/15/2029		25,165	17,654
5.875% due 02/01/2027	EUR	2,500	2,193
8.125% due 02/01/2027		$42,440	34,739

Amdocs Ltd.
2.538% due 06/15/2030		23,200	20,734

American Airlines Pass-Through Trust
2.875% due 01/11/2036		26,506	23,173
3.000% due 04/15/2030		16,513	15,567
3.150% due 08/15/2033		1,361	1,269
3.200% due 12/15/2029		9,074	8,610
3.350% due 04/15/2031		19,745	18,672
3.375% due 11/01/2028		34,339	32,647
3.575% due 07/15/2029		8,063	7,787
3.600% due 03/22/2029		2,938	2,847
3.650% due 12/15/2029		3,260	3,045
3.650% due 08/15/2030		10,325	9,871
3.700% due 04/01/2028		14,548	14,083
4.000% due 01/15/2027		1,145	1,128

BAT Capital Corp.
6.343% due 08/02/2030		10,250	11,098
6.421% due 08/02/2033		8,450	9,285

Bayer U.S. Finance LLC
6.375% due 11/21/2030		10,300	11,030

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (h)		$2,239	$1,763

Boeing Co.
2.196% due 02/04/2026		13,187	12,704
5.805% due 05/01/2050		7,106	6,870
5.930% due 05/01/2060		2,919	2,799
6.298% due 05/01/2029		28,204	29,683
6.388% due 05/01/2031		28,100	29,891
6.528% due 05/01/2034		16,300	17,500
6.858% due 05/01/2054		11,500	12,631
7.008% due 05/01/2064		5,400	5,954

British Airways Pass-Through Trust
2.900% due 09/15/2036		12,146	10,804
3.300% due 06/15/2034		2,302	2,162
3.800% due 03/20/2033		4,087	3,959
4.250% due 05/15/2034		11,203	10,758

Broadcom, Inc.
2.450% due 02/15/2031		86,400	76,591
2.600% due 02/15/2033		26,905	23,075
3.187% due 11/15/2036		13,849	11,743
3.419% due 04/15/2033		13,531	12,299
3.469% due 04/15/2034		62,705	56,490

Carvana Co. (11.000% Cash and 13.000% PIK)
24.000% due 06/01/2030 (d)		235,450	252,308

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (d)		267,934	311,043

CDW LLC
2.670% due 12/01/2026		64,300	61,921
3.276% due 12/01/2028		16,500	15,639
3.569% due 12/01/2031		51,800	47,444

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		518	536

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (d)		2,200	2,008

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,988	1,986

CVS Pass-Through Trust
4.163% due 08/11/2036		4,824	4,413
5.773% due 01/10/2033		3,709	3,765
5.880% due 01/10/2028		547	546
7.507% due 01/10/2032		3,238	3,454

DISH DBS Corp.
5.250% due 12/01/2026		243,097	225,107
5.750% due 12/01/2028		232,493	203,570

Energy Transfer LP
4.400% due 03/15/2027		4,145	4,152
4.950% due 05/15/2028		4,355	4,422

Exela Intermediate LLC (5.750% Cash and 5.750% PIK)
11.500% due 04/15/2026 (d)		10,946	1,861

Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		24,600	15,006
4.950% due 02/06/2028		15,900	9,779
7.288% due 08/16/2037		30,730	24,594
8.625% due 04/28/2034		141,090	109,345

Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,135	1,495
6.899% due 12/15/2034 ~		427	490

Imperial Brands Finance PLC
3.500% due 07/26/2026		$3,625	3,556

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		579,839	556,224

JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,358	2,116
4.000% due 05/15/2034		54,739	52,660

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	149,000	159,651

Mitchells & Butlers Finance PLC
5.619% due 12/15/2030 ~		$31	29
6.013% due 12/15/2030	GBP	4,296	5,662

National Football League
5.480% due 10/05/2028 «(m)		$76,800	79,086

Netflix, Inc.
3.875% due 11/15/2029	EUR	12,980	15,056

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$6,710	$6,600
4.345% due 09/17/2027		74,963	73,108
4.810% due 09/17/2030		212,402	201,335

NPC Ukrenergo
6.875% due 11/09/2028		3,480	2,219

Petroleos de Venezuela SA
5.375% due 04/12/2027		105,630	10,269
5.500% due 04/12/2037		117,045	11,667
6.000% due 11/15/2026		54,167	5,282
6.000% due 05/16/2034		87,600	8,496
9.750% due 05/17/2035		43,640	4,800

Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,200	7,422
5.950% due 01/28/2031		$176,125	152,549
6.700% due 02/16/2032		412,739	370,308
6.750% due 09/21/2047		71,382	51,193
6.950% due 01/28/2060		57,150	41,022
7.690% due 01/23/2050		16,197	12,665

Prime Property Development Corp. Ltd.
5.250% due 09/30/2029 «		34,500	33,925
5.440% due 09/30/2031 «		34,500	34,294

Prosus NV
1.288% due 07/13/2029	EUR	19,700	19,673
1.985% due 07/13/2033		26,300	24,405
2.085% due 01/19/2030		27,600	28,189
2.778% due 01/19/2034		20,944	20,525
3.061% due 07/13/2031		$47,100	41,587
4.193% due 01/19/2032		28,000	26,254

Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,835	5,003
4.625% due 02/16/2026	EUR	45,275	51,229
5.750% due 10/15/2027	GBP	43,671	59,663

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(e)		60,389	56,516

Saudi Arabian Oil Co.
5.250% due 07/17/2034		$39,400	40,573
5.750% due 07/17/2054		52,300	53,060
5.875% due 07/17/2064		66,200	67,073

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		130	120

Sprint Spectrum Co. LLC
4.738% due 09/20/2029		3,434	3,425
5.152% due 09/20/2029		21,746	21,965

Syngenta Finance NV
4.892% due 04/24/2025		7,934	7,915

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	1,700	1,367
1.604% due 12/23/2027		$11,200	7,818
3.500% due 02/25/2028	GBP	9,100	8,897
4.375% due 01/18/2031	EUR	28,900	23,431
4.375% due 07/03/2034	GBP	16,075	15,800
4.625% due 06/04/2046		17,700	17,117
5.125% due 09/28/2037		5,200	5,119
5.500% due 02/11/2041		43,900	43,588
6.500% due 02/09/2032		3,000	2,978
7.125% due 04/30/2031		6,800	6,884
7.750% due 04/30/2044		8,000	8,151

Times Square Hotel Trust
8.528% due 08/01/2026		$444	446

Topaz Solar Farms LLC
4.875% due 09/30/2039		8,285	7,498
5.750% due 09/30/2039		61,471	61,159

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		1,045	1,032

U.S. Renal Care, Inc.
10.625% due 06/28/2028		5,107	4,482

United Airlines Pass-Through Trust
2.700% due 11/01/2033		8,536	7,639
3.500% due 09/01/2031		3,124	2,948
4.000% due 10/11/2027		2,593	2,555
4.150% due 02/25/2033		3,351	3,224
5.875% due 04/15/2029		115,673	118,161

Valaris Ltd.
8.375% due 04/30/2030		1,556	1,604

14	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$21,870	$20,685
3.875% due 11/01/2033		10,800	9,695
4.125% due 08/15/2031		10,300	9,584

Venture Global LNG, Inc.
7.000% due 01/15/2030		44,500	45,495
8.125% due 06/01/2028		100,500	104,841
8.375% due 06/01/2031		37,075	39,174
9.500% due 02/01/2029		146,900	165,575
9.875% due 02/01/2032		108,250	120,354

Volkswagen Group of America Finance LLC
5.300% due 03/22/2027		100,000	101,855

Windstream Escrow LLC
7.750% due 08/15/2028		85,720	85,862

Woodside Finance Ltd.
5.100% due 09/12/2034		65,500	65,090

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,879	1,861

			5,528,326

UTILITIES 1.6%

FORESEA Holding SA
7.500% due 06/15/2030		3,358	3,220

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	85,163
2.950% due 01/27/2029		$93,400	48,101
3.000% due 06/29/2027		12,000	7,320

ONEOK, Inc.
4.750% due 10/15/2031		63,700	63,720
5.050% due 11/01/2034		32,800	32,666
5.700% due 11/01/2054		16,400	16,319
5.850% due 11/01/2064		16,400	16,293

Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	41,273
2.500% due 02/01/2031		45,059	39,494
2.950% due 03/01/2026		69,389	67,747
3.000% due 06/15/2028		85,600	81,421
3.150% due 01/01/2026		218,783	214,715
3.250% due 06/01/2031		86,160	78,485
3.300% due 03/15/2027		83,737	81,481
3.300% due 12/01/2027		164,659	158,946
3.450% due 07/01/2025		135,506	133,974
3.500% due 06/15/2025		104,124	102,991
3.500% due 08/01/2050		46,377	33,616
3.750% due 07/01/2028		176,652	172,037
3.750% due 08/15/2042		3,502	2,773
3.950% due 12/01/2047		3,869	3,050
4.000% due 12/01/2046		45,023	35,865
4.200% due 03/01/2029		65,400	64,394
4.250% due 03/15/2046		60,021	49,593
4.300% due 03/15/2045		37,669	31,544
4.400% due 03/01/2032		67,000	65,269
4.450% due 04/15/2042		50,762	44,232
4.500% due 07/01/2040		93,345	84,284
4.550% due 07/01/2030		346,519	343,978
4.600% due 06/15/2043		47,354	41,886
4.650% due 08/01/2028		19,885	19,970
4.750% due 02/15/2044		33,365	29,810
4.950% due 06/08/2025		31,400	31,382
4.950% due 07/01/2050		210,382	191,447
5.250% due 03/01/2052		36,000	34,166
5.450% due 06/15/2027		17,500	17,925
5.900% due 06/15/2032		20,000	21,177

PacifiCorp
5.450% due 02/15/2034		400	416
5.800% due 01/15/2055		25,700	26,988

Peru LNG SRL
5.375% due 03/22/2030		1,283	1,185

Rio Oil Finance Trust
8.200% due 04/06/2028		17,469	17,911
9.750% due 01/06/2027		10,430	10,803

Sprint Capital Corp.
8.750% due 03/15/2032		25,100	31,162

Sprint LLC
7.625% due 03/01/2026		14,000	14,472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

System Energy Resources, Inc.
2.140% due 12/09/2025	$26,100	$25,300

		2,719,964

Total Corporate Bonds & Notes (Cost $15,755,836)		15,468,718

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (d)	56,500	35,313

Total Convertible Bonds & Notes (Cost $55,812)		35,313

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	5,195	4,790
3.850% due 06/01/2050	3,350	3,143
4.214% due 06/01/2050	26,895	20,968

		28,901

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	22,626	24,243
6.725% due 04/01/2035	6,177	6,634
7.350% due 07/01/2035	16,846	18,519

		49,396

Total Municipal Bonds & Notes (Cost $84,809)		78,297

U.S. GOVERNMENT AGENCIES 63.4%

Fannie Mae
0.000% due 09/25/2042 - 11/25/2042 •	838	490
0.455% due 03/25/2041 •(a)	1,927	201
0.605% due 11/25/2049 •(a)	18,849	2,997
0.635% due 06/25/2037 •(a)	328	36
0.655% due 03/25/2037 - 03/25/2049 •(a)	6,388	878
0.675% due 12/25/2036 - 02/25/2037 •(a)	1,042	93
0.705% due 04/25/2037 •(a)	520	60
0.715% due 04/25/2037 •(a)	755	68
0.755% due 08/25/2035 - 02/25/2043 •(a)	3,173	353
0.905% due 01/25/2038 •(a)	1,265	125
0.955% due 01/25/2040 •(a)	1,312	105
0.985% due 03/25/2037 •(a)	1,560	155
1.005% due 05/25/2037 •(a)	450	41
1.015% due 06/25/2037 •(a)	1,821	222
1.045% due 04/25/2037 •(a)	1,179	145
1.055% due 12/25/2037 - 10/25/2039 •(a)	1,122	114
1.155% due 10/25/2036 - 06/25/2040 •(a)	1,222	125
1.205% due 11/25/2035 •(a)	91	2
1.255% due 11/25/2036 •(a)	335	17
1.305% due 03/25/2036 •(a)	600	62
1.395% due 04/25/2037 •(a)	833	112
1.605% due 02/25/2038 •(a)	3,617	463
1.805% due 02/25/2037 •(a)	289	37
2.490% due 03/25/2038 •	304	321
2.500% due 04/25/2042 - 08/25/2042	12,494	11,985
3.000% due 06/25/2027 - 06/25/2042 (a)	10,589	379
3.564% due 04/01/2027 •	15	15
4.000% due 07/01/2041 - 01/01/2059	4,457	4,385
4.000% due 12/25/2042 - 12/25/2047 (a)	1,151	114

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.395% due 09/01/2031 •	$30	$30
4.470% due 03/01/2033 •	4	4
4.500% due 12/25/2039 - 07/25/2040	3,113	3,133
4.500% due 12/25/2042 (a)	809	134
4.558% due 12/01/2027 •	1	1
4.899% due 09/01/2030 •	2	2
5.000% due 08/25/2033 - 06/25/2043	15,039	15,486
5.079% due 09/25/2031 •	758	752
5.323% due 04/01/2028 •	2	2
5.500% due 11/25/2032 - 06/01/2048	4,700	4,925
5.523% due 12/25/2036 •	18	18
5.555% due 03/01/2036 •	1	1
5.583% due 03/25/2034 •	2	2
5.613% due 08/25/2034 •	1	1
5.745% due 03/25/2044 •	2	2
5.780% due 02/01/2034 •	234	237
5.795% due 06/25/2029 - 08/25/2036 •	8	7
5.840% due 12/01/2035 •	12	12
5.845% due 06/25/2049 •	3,949	3,896
5.910% due 10/01/2034 •	67	68
5.945% due 02/01/2032 •	1	1
6.000% due 06/25/2029 - 09/25/2031	530	543
6.249% due 09/01/2035 •	2	2
6.250% due 10/01/2036 •	2	2
6.251% due 12/25/2050 •	15,325	15,329
6.340% due 12/01/2033 •	7	7
6.363% due 10/01/2044 •	1	1
6.432% due 04/01/2032 •	4	4
6.500% due 06/25/2028 - 02/25/2033	29	30
6.563% due 10/01/2040 •	9	9
6.671% due 10/01/2032 •	4	4
6.850% due 12/18/2027	1	1
7.000% due 06/25/2032 - 01/25/2048	81	83
7.008% due 04/01/2033 •	1	1
7.175% due 11/01/2033 •	6	6
7.260% due 07/01/2032 •	4	4
7.288% due 08/01/2033 •	8	8
7.320% due 03/01/2033 •	34	35
7.500% due 11/25/2030 - 06/25/2042	13	13
7.500% due 06/25/2042 ~	9	9
7.625% due 08/01/2032 •	2	2
8.500% due 06/25/2030	40	43

Freddie Mac
0.000% due 02/15/2040 - 12/15/2042 •	2,649	2,300
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	132,856	93,368
0.493% due 11/15/2037 •(a)	3,930	401
0.593% due 08/15/2037 •(a)	530	54
0.743% due 06/15/2038 - 01/15/2042 •(a)	2,659	262
0.790% due 11/15/2043 •	9,109	9,479
0.892% due 01/15/2038 ~(a)	12,206	858
0.950% due 08/15/2044 •	4,715	4,705
0.983% due 03/15/2037 •(a)	2,787	289
0.993% due 03/15/2037 - 06/15/2039 •(a)	1,246	137
1.093% due 09/15/2036 •(a)	1,014	92
1.113% due 09/15/2036 •(a)	663	69
1.193% due 04/15/2036 - 05/15/2036 •(a)	3,831	475
1.243% due 04/15/2026 •(a)	47	0
1.246% due 09/25/2030 ~(a)	200,425	10,628
1.293% due 01/15/2037 •(a)	412	41
1.475% due 06/25/2030 ~(a)	87,468	5,398
1.535% due 05/25/2030 ~(a)	306,765	20,322
1.693% due 08/15/2036 •(a)	1,045	130
3.000% due 03/15/2027 - 10/15/2047 (a)	34,894	6,831
3.000% due 08/01/2032 - 03/01/2049	168,636	154,976
3.500% due 08/15/2042 - 05/01/2049	307,899	291,067

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 12/15/2042 (a)	$3,503	$542
4.000% due 08/01/2040 - 08/01/2048	70,652	69,116
4.000% due 09/15/2048 (a)	4,271	572
4.076% due 09/25/2035 ~(a)	67,879	11,202
4.500% due 06/01/2048	2,005	2,000
5.000% due 01/15/2034 - 05/15/2038	2,114	2,176
5.187% due 12/15/2031 - 02/15/2032 •	280	306
5.229% due 08/25/2031 •	4	4
5.500% due 08/15/2036 - 06/15/2041	13,468	14,243
5.857% due 12/15/2046 •	16,099	15,925
5.907% due 06/15/2049 •	8,835	8,736
6.000% due 02/15/2031 - 02/15/2032	463	478
6.008% due 09/01/2037 •	1	1
6.116% due 04/01/2036 •	3	3
6.120% due 12/01/2037 •	1	1
6.244% due 12/01/2033 •	18	19
6.349% due 10/01/2032 •	6	6
6.350% due 01/01/2033 •	3	3
6.355% due 09/01/2031 •	88	90
6.363% due 09/01/2034 •	23	23
6.406% due 09/01/2033 •	1	1
6.415% due 12/01/2034 •	2	2
6.500% due 04/15/2029 - 11/25/2049	4,400	4,713
6.523% due 07/25/2044 •	3	3
6.532% due 01/01/2035 •	10	11
6.560% due 07/01/2034 •	15	16
6.654% due 04/01/2033 •	1	1
6.655% due 03/01/2032 •	45	45
6.665% due 02/01/2037 •	1	1
6.668% due 11/01/2031 •	6	6
6.689% due 05/01/2029 •	4	4
6.743% due 10/15/2031 •	12	12
6.813% due 09/01/2033 •	22	22
6.984% due 01/01/2035 •	19	19
7.000% due 06/15/2029 - 03/15/2032	38	41
7.049% due 03/01/2031 •	4	4
7.098% due 05/01/2033 •	4	4
7.102% due 05/01/2035 •	9	9
7.120% due 08/01/2034 •	1	1
7.148% due 05/01/2037 •	1	1
7.195% due 11/01/2035 •	33	34
7.250% due 09/15/2030	4	4
7.346% due 07/01/2033 •	2	2
7.370% due 11/01/2029 •	4	4
7.375% due 09/01/2032 •	18	18
7.430% due 07/01/2033 •	2	2
7.500% due 09/15/2030	40	43
7.558% due 09/01/2037 •	1	1
8.500% due 06/15/2031	21	23

Ginnie Mae
0.024% due 08/16/2048 ~(a)	2,897	1
0.037% due 10/16/2053 ~(a)	952	0
1.089% due 03/16/2051 ~(a)	625	1
1.125% due 10/20/2047 •(a)	7,641	1,067
3.000% due 01/20/2042 - 04/20/2052	277,422	253,136
3.500% due 03/20/2043 (a)	285	51
3.500% due 01/20/2045 - 12/20/2052	396,721	376,215
3.625% due 10/20/2029 •	17	17
3.750% due 12/20/2026 - 12/20/2033 •	19	19
4.000% due 06/20/2039 - 06/20/2054	175,162	169,863
4.000% due 03/20/2043 (a)	750	87
4.125% due 08/20/2033 •	3	3
4.500% due 07/20/2032 - 02/20/2049	89,139	89,153
4.625% due 01/20/2027 - 01/20/2035 •	28	29
4.875% due 06/20/2027 - 06/20/2032 •	57	56
5.000% due 07/20/2033	95	95
5.500% due 04/20/2037	130	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.867% due 10/20/2062 •	$1,015	$1,012
5.937% due 03/20/2063 •	169	169
6.100% due 06/15/2028 - 01/15/2029	136	139
6.217% due 11/20/2065 - 08/20/2066 •	20,461	20,469
6.237% due 10/20/2066 •	7,278	7,297
6.247% due 09/20/2066 •	4,021	4,024
6.267% due 05/20/2066 - 09/20/2066 •	46,116	46,167
6.297% due 08/20/2066 •	6,422	6,432
6.317% due 04/20/2066 - 11/20/2066 •	17,343	17,373
6.467% due 03/20/2066 - 01/20/2067 •	17,891	17,964
6.473% due 04/20/2068 •	18,282	18,686
6.490% due 01/15/2028 - 01/15/2029	148	148
6.522% due 04/20/2067 •	19,937	20,267
6.617% due 03/20/2066 •	4,295	4,330

Ginnie Mae, TBA
2.000% due 10/01/2054 - 11/01/2054	85,000	72,089
2.500% due 10/01/2054 - 11/01/2054	110,550	97,524
3.000% due 10/01/2054 - 11/01/2054	164,300	149,868
3.500% due 10/01/2054 - 11/01/2054	218,400	205,285
4.000% due 11/01/2054	896,636	867,574
4.500% due 10/01/2054 - 11/01/2054	1,007,650	994,839
5.000% due 11/01/2054	314,400	314,830

U.S. Small Business Administration
5.370% due 04/01/2028	57	58

Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,637	1,370
2.000% due 01/01/2025 - 11/01/2051	13,229	11,122
2.500% due 08/01/2027 - 10/01/2051	176,975	157,191
3.000% due 10/01/2024 - 04/01/2052	2,596,360	2,395,867
3.500% due 10/01/2025 - 06/01/2051	588,558	556,884
4.000% due 03/01/2025 - 06/01/2053	3,545,376	3,423,780
4.500% due 05/01/2025 - 10/01/2053	504,691	497,420
5.000% due 05/01/2026 - 08/01/2053	148,514	148,722
5.500% due 09/01/2025 - 09/01/2053	824,675	835,847
6.000% due 11/01/2024 - 09/01/2054	991,928	1,015,002
6.500% due 04/01/2025 - 03/01/2054	1,905,625	1,966,824
7.000% due 12/01/2053 - 10/01/2054	500,000	519,699

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2039	2,950	2,766
3.000% due 10/01/2039 - 11/01/2054	834,957	778,921
3.500% due 11/01/2054	1,063,865	991,592
4.000% due 11/01/2054 - 12/01/2054	4,916,403	4,725,991
4.500% due 10/01/2054 - 12/01/2054	2,969,800	2,922,067
5.000% due 10/01/2054 - 11/01/2054	14,712,095	14,705,601
5.500% due 10/01/2054 - 11/01/2054	16,603,479	16,797,319
6.000% due 10/01/2054 - 12/01/2054	25,037,775	25,590,484
6.500% due 10/01/2054 - 11/01/2054	20,911,947	21,558,754
7.000% due 10/01/2054	2,269,350	2,357,788

Total U.S. Government Agencies (Cost $106,909,723)		106,518,807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 16.7%

U.S. Treasury Bonds
2.250% due 08/15/2046 (q)	$4,400	$3,151
2.500% due 02/15/2045 (q)	77,400	59,181
2.500% due 02/15/2046	2,319	1,754
2.500% due 05/15/2046	4,955	3,736
2.750% due 11/15/2047	100	78
2.875% due 05/15/2043 (q)	118,245	98,208
2.875% due 08/15/2045	858,035	697,656
2.875% due 11/15/2046	542,700	436,513
2.875% due 05/15/2049 (q)	3,300	2,606
3.000% due 11/15/2044	615,851	514,043
3.000% due 08/15/2048 (q)	2,585	2,097
3.000% due 02/15/2049 (q)	125,029	101,259
3.125% due 02/15/2043	276,604	239,425
3.125% due 08/15/2044	478,709	408,380
3.375% due 05/15/2044	712,349	633,212
3.625% due 08/15/2043	480,378	445,025
3.625% due 02/15/2044	494,809	456,848
3.750% due 11/15/2043	355,213	334,289
4.375% due 08/15/2043	494,700	508,836
4.625% due 05/15/2054	1,587,700	1,722,530
6.250% due 05/15/2030	845	958

U.S. Treasury Inflation Protected Securities (j)
0.125% due 04/15/2025 (o)	737,864	724,755
0.125% due 07/15/2030 (o)	1,473,302	1,370,517
0.125% due 01/15/2031 (o)	23,682	21,769
0.125% due 07/15/2031 (o)	112,881	103,307
0.125% due 01/15/2032	97,466	88,129
0.250% due 01/15/2025 (o)	1,420,391	1,402,986
0.250% due 07/15/2029 (o)(q)	1,540,256	1,461,829
0.250% due 02/15/2050	200,905	133,529
0.375% due 07/15/2025 (o)	533,140	525,546
0.375% due 01/15/2027 (o)	22,802	22,157
0.500% due 01/15/2028 (o)	5,975	5,787
0.625% due 07/15/2032	1,177,468	1,103,009
0.625% due 02/15/2043	32,724	26,296
0.750% due 07/15/2028 (o)	339,824	332,369
0.750% due 02/15/2042 (o)	259,809	216,785
0.750% due 02/15/2045	173,545	138,879
0.875% due 02/15/2047	210,299	169,063
1.000% due 02/15/2046 (o)	165,730	138,252
1.000% due 02/15/2048	241,959	199,031
1.000% due 02/15/2049 (o)	607,316	496,017
1.125% due 01/15/2033	256,795	247,889
1.375% due 07/15/2033 (q)	2,572,311	2,536,935
1.375% due 02/15/2044	131,768	120,309
1.500% due 02/15/2053	330,130	298,784
1.750% due 01/15/2034	525,730	531,843
1.875% due 07/15/2034	3,128,297	3,206,050
2.125% due 02/15/2040	73,779	77,062
2.125% due 02/15/2041	18,528	19,405
2.375% due 01/15/2025 (o)	198,464	197,155
2.500% due 01/15/2029 (o)	26,263	27,397

U.S. Treasury Notes
1.500% due 08/15/2026 (o)	1,100	1,057
1.625% due 02/15/2026 (q)	420	408
2.000% due 11/15/2026 (q)	200	193
2.250% due 11/15/2024 (o)	965	962
2.375% due 03/31/2029 (o)(q)	1,051,400	999,097
2.625% due 02/15/2029 (o)	560	539
2.750% due 02/28/2025	400	397
4.500% due 03/31/2026 (q)	2,204,000	2,227,418
4.500% due 04/15/2027 (o)	2,225,400	2,274,124

Total U.S. Treasury Obligations (Cost $30,384,969)		28,116,821

NON-AGENCY MORTGAGE-BACKED SECURITIES 33.2%

20 Times Square Trust
3.203% due 05/15/2035 ~	112,977	96,025

Adjustable Rate Mortgage Trust
4.178% due 01/25/2036 ~	25	23
4.590% due 07/25/2035 ~	138	133
4.804% due 07/25/2035 ~	212	197
4.874% due 02/25/2036 ~	1,259	810
4.901% due 11/25/2035 ~	35	28
4.927% due 08/25/2036 ~	1,555	1,320
5.209% due 08/25/2036 •	5,019	1,782

16	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.230% due 11/25/2035 ~		$1,473	$1,055
5.329% due 08/25/2036 •		110	44
5.389% due 06/25/2037 •		241	258
5.469% due 03/25/2036 •		712	203
5.482% due 05/25/2035 ~		1,477	1,415
5.489% due 01/25/2036 •		2,766	2,625
5.509% due 11/25/2035 •		2,019	1,849
5.509% due 01/25/2036 •		381	353
5.545% due 01/25/2036 ~		3,326	2,575
5.592% due 09/25/2035 ~		372	326
5.605% due 03/25/2036 ~		9,577	2,512
5.919% due 08/25/2035 •		2,285	2,027
6.119% due 01/25/2035 •		4,058	3,588
6.266% due 01/25/2036 ~		490	465
6.545% due 07/25/2035 ~		755	704
7.144% due 01/25/2035 ~		185	176
7.329% due 08/25/2036 ~		3,205	437

AG Trust
7.112% due 07/15/2041 •		80,100	80,283

Alba PLC
5.269% due 12/15/2038 •	GBP	499	654
5.339% due 03/17/2039 •		2,724	3,490

American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$124,978	109,985
0.000% due 03/25/2058 (h)		73,508	62,433

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •		5,346	4,554
5.159% due 12/25/2046 •		22,180	18,805
5.179% due 10/25/2046 •		160	87
5.349% due 09/25/2046 •		14,730	13,388
5.349% due 06/25/2047 •		65	57
5.823% due 02/25/2047 •		25,651	9,193
6.043% due 11/25/2046 •		143,333	36,249
6.750% due 06/25/2037 þ		10,018	8,808

American Home Mortgage Investment Trust
4.891% due 10/25/2034 •		900	888
5.249% due 03/25/2046 •		6,516	5,791
5.289% due 06/25/2046 •		11,161	2,173
5.329% due 12/25/2046 •		4,969	4,106
5.369% due 03/25/2046 •		7,057	6,175
5.569% due 11/25/2045 •		141	100
5.908% due 09/25/2035 þ		19,155	10,484
6.000% due 06/25/2035 þ		14,132	9,699
6.808% due 09/25/2035 •		28,961	11,794
6.876% due 12/25/2035 •		258	87
6.876% due 11/25/2045 •		18,542	7,546

Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,607
4.800% due 11/25/2067 þ		32,039	31,857
5.338% due 05/27/2069 þ		21,091	21,224
5.985% due 01/25/2069 þ		5,071	5,147
6.197% due 01/25/2069 þ		39,849	40,623
6.500% due 12/25/2067 þ		14,547	14,809

AOA Mortgage Trust
6.086% due 10/15/2038 •		7,275	6,869

Atlas Funding PLC
6.103% due 01/20/2061	GBP	5,327	7,173

ATLX Trust
3.850% due 04/25/2064 þ		$3,481	3,377

Avon Finance PLC
0.000% due 11/28/2050 (b)(h)	GBP	16,523	16,598
0.000% due 11/28/2050 (a)		9,500	13
5.880% due 12/28/2049 •		80,801	108,125
6.080% due 11/28/2050 •		394,791	531,001
6.730% due 12/28/2049 •		15,118	20,323
6.730% due 11/28/2050 •		31,368	42,156
7.480% due 12/28/2049 •		14,835	19,873
7.480% due 11/28/2050 •		18,535	24,826
7.980% due 12/28/2049 •		8,841	11,823
7.980% due 11/28/2050 •		10,550	14,112
8.480% due 11/28/2050 •		11,976	15,839
8.980% due 11/28/2050 •		14,260	18,612

BAMLL Commercial Mortgage Securities Trust
0.982% due 07/07/2043 ~(a)		$2,075	40
2.847% due 04/20/2042 «		160,580	124,371
3.418% due 07/07/2043		144	144
3.893% due 01/15/2048 «		1,132,877	1,114,742

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.893% due 06/15/2053 «	$385,419	$327,862
4.215% due 11/15/2046 «	467,548	459,301
4.215% due 08/15/2053 «	160,044	134,008
4.325% due 08/15/2046 ~	5,000	4,323
6.261% due 09/15/2038 •	200	192

Banc of America Alternative Loan Trust
5.369% due 06/25/2046 •	1,491	1,185
5.500% due 10/25/2033	2,069	2,064
5.500% due 12/25/2035	47	42
6.000% due 07/25/2034	8,122	8,050
6.000% due 03/25/2036	1,240	1,136
6.000% due 06/25/2046	94	82
6.000% due 07/25/2046	192	166

Banc of America Funding Trust
2.997% due 03/20/2036 ~	375	296
3.389% due 12/20/2034 ~	104	73
3.620% due 04/20/2036 ~	269	217
3.631% due 05/26/2037 ~	30,552	23,153
4.304% due 03/20/2036 ~	27	23
4.428% due 11/20/2035 ~	1,239	1,061
4.436% due 09/20/2035 ~	6	5
4.560% due 10/20/2046 ~	239	201
4.587% due 11/20/2035 ~	1,566	1,322
4.710% due 09/25/2048 ~	11,047	10,295
4.783% due 09/20/2046 ~	535	478
4.802% due 05/20/2036 ~	1,368	1,212
4.824% due 05/20/2036 ~	69	61
4.842% due 04/20/2035 ~	76	68
4.854% due 03/20/2036 ~	235	207
4.861% due 05/20/2034 ~	363	323
5.017% due 01/20/2047 ~	53	46
5.099% due 10/25/2036 •	3,783	3,143
5.179% due 05/26/2037 •	3,218	2,789
5.221% due 06/20/2047 ~	1,440	1,263
5.269% due 03/25/2037 •	2,239	1,592
5.339% due 06/25/2037 •	1,238	984
5.369% due 08/25/2036 •	1,208	956
5.395% due 02/20/2047 •	2,397	2,100
5.455% due 07/20/2036 •	6,702	6,633
5.455% due 10/20/2036 •	2,757	2,098
5.469% due 07/25/2036 •	18	13
5.495% due 06/20/2047 •	8,606	6,852
5.500% due 09/25/2034	11	11
5.500% due 12/20/2034	126	129
5.500% due 04/25/2035	75	75
5.500% due 03/25/2036	34	31
5.503% due 09/20/2035 ~	116	103
5.525% due 05/20/2035 •	4,516	4,333
5.529% due 07/25/2037 •	11,151	10,351
5.549% due 07/25/2037 •	7,306	6,789
5.591% due 05/25/2035 ~	8	8
5.635% due 05/20/2036 •	65,445	17,222
5.671% due 11/20/2035 ~	1,670	1,429
5.695% due 09/20/2035 •	2,496	1,847
5.769% due 05/25/2037 •	895	744
6.000% due 05/20/2033	14	14
6.000% due 02/25/2034	350	333
6.000% due 09/25/2036	950	819
6.000% due 08/25/2037	2,545	2,063
6.000% due 10/26/2037 ~	4,376	4,001
6.125% due 04/20/2035 •	9,061	8,175
6.388% due 04/25/2037 þ	194	163
6.478% due 05/20/2035 ~	1,841	1,661
6.509% due 07/20/2036 ~	1,038	1,049
6.553% due 06/20/2035 •	352	270
7.063% due 10/20/2035 ~	1,165	1,118

Banc of America Mortgage Trust
3.203% due 12/25/2032 ~	131	105
3.229% due 08/25/2035 ~	625	569
3.497% due 06/25/2035 ~	319	222
3.888% due 02/25/2035 ~	278	238
4.300% due 07/25/2035 ~	777	667
4.683% due 01/25/2036 ~	470	409
4.859% due 02/25/2036 ~	1,876	1,716
4.940% due 02/25/2035 ~	71	69
4.999% due 10/25/2035 ~	2,072	1,959
5.064% due 11/25/2035 ~	1,097	969
5.067% due 12/25/2035 ~	1,323	1,207
5.130% due 11/20/2046 ~	12	11
5.208% due 05/25/2035 ~	694	582

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.412% due 01/25/2036 ~		$1,157	$1,046
5.437% due 05/25/2035 ~		1,564	1,399
5.500% due 03/25/2035		1,633	1,480
5.500% due 09/25/2035		1,318	1,171
5.608% due 03/25/2033 ~		60	57
5.612% due 06/25/2035 ~		72	63
5.652% due 12/25/2033 ~		20	20
5.711% due 01/25/2035 ~		4,083	3,981
5.750% due 07/20/2032 ~		15	15
5.854% due 04/25/2035 ~		89	88
5.965% due 08/25/2035 ~		1,120	1,070
5.993% due 09/25/2035 ~		213	190
6.000% due 09/25/2037		80	66
6.000% due 07/25/2046 •		1,794	1,557
6.121% due 12/25/2033 ~		163	160
6.123% due 11/25/2033 ~		58	57
6.192% due 07/25/2035 ~		454	434
6.253% due 01/25/2034 ~		417	411
6.258% due 09/25/2035 ~		1,547	1,360
6.422% due 05/25/2034 ~		223	216
6.437% due 02/25/2035 ~		93	90
6.629% due 07/25/2034 ~		173	167
6.656% due 04/25/2033 ~		143	144
7.375% due 06/25/2034 ~		75	72
7.452% due 09/25/2033 ~		761	726
7.495% due 11/25/2035 ~		62	57

BANK
0.454% due 02/15/2061 ~(a)		215,517	2,307

Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		205,392	209,808
0.000% due 03/25/2064 ~		9	9
6.921% due 03/25/2064 ~		200,831	209,378

Barrow Funding PLC
0.000% due 11/16/2062 (h)	GBP	34,588	30,670
5.965% due 11/16/2062		548,689	735,388
6.865% due 11/16/2062		42,391	57,565
7.365% due 11/16/2062		21,161	28,963
8.165% due 11/16/2062		14,131	19,298
9.465% due 11/16/2062		7,101	9,661
10.965% due 11/16/2062		7,030	9,635

Bayview Commercial Asset Trust
5.389% due 01/25/2037 •		$29	28

BCAP LLC Trust
0.981% due 11/26/2036 •		4,954	1,499
3.977% due 10/26/2035 ~		2,577	2,597
4.040% due 06/25/2047 ~		1,199	1,006
4.300% due 05/26/2047 ~		3,483	2,907
4.307% due 06/26/2037 ~		5,431	4,824
4.307% due 06/27/2037 ~		4,601	4,054
4.308% due 06/26/2037 ~		819	716
4.315% due 09/27/2037 •		2,974	2,824
4.518% due 07/26/2036 ~		8,588	3,750
4.547% due 02/26/2036 ~		1,255	1,181
4.622% due 04/26/2037 ~		4,459	2,192
4.642% due 12/20/2035 ~		9,891	4,660
4.645% due 11/27/2047 ~		22,439	17,564
4.907% due 10/26/2035 ~		1,533	1,086
4.977% due 05/26/2037 •		2,401	2,289
5.051% due 11/26/2035 ~		124	119
5.250% due 02/26/2036 ~		666	267
5.250% due 04/26/2037		1,326	771
5.309% due 01/25/2037 •		264	242
5.329% due 03/25/2037 •		2,446	2,169
5.349% due 10/25/2036 •		1,069	1,096
5.409% due 05/25/2047 •		2,764	2,684
5.412% due 01/26/2036 ~		881	709
5.750% due 04/25/2037		4,873	2,098
5.752% due 03/26/2035 ~		531	505
5.789% due 08/26/2036 ~		9,773	8,793
5.850% due 07/26/2036 ~		188	158
6.000% due 07/26/2036 ~		7,475	4,289
6.000% due 08/26/2037 ~		6,336	6,150
6.032% due 05/26/2037 •		7,739	5,386
6.205% due 02/26/2036 ~		11	10
6.250% due 12/26/2036 ~		4,895	4,300
7.369% due 10/25/2047 •		4,096	3,085

Bear Stearns Adjustable Rate Mortgage Trust
3.961% due 07/25/2036 ~		1,570	1,366
4.138% due 09/25/2034 ~		777	713
4.300% due 05/25/2047 ~		1,976	1,791

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.399% due 08/25/2047 ~	$720	$633
4.434% due 06/25/2047 ~	4,535	4,126
4.446% due 02/25/2047 ~	1,765	1,535
4.530% due 04/25/2034 ~	442	411
4.548% due 02/25/2047 ~	2,535	2,207
4.672% due 08/25/2047 ~	2,910	2,533
4.702% due 02/25/2034 ~	130	122
4.745% due 02/25/2035 ~	480	471
4.788% due 04/25/2034 ~	209	201
4.798% due 02/25/2036 ~	257	236
4.863% due 03/25/2035 ~	349	320
4.892% due 01/25/2035 ~	268	259
4.921% due 07/25/2034 ~	82	76
4.926% due 11/25/2034 ~	799	729
5.069% due 01/25/2035 ~	85	81
5.261% due 02/25/2036 ~	10	7
5.465% due 02/25/2036 ~	1,043	922
5.574% due 08/25/2035 ~	802	697
5.628% due 08/25/2035 ~	164	154
5.643% due 07/25/2033 ~	45	42
5.711% due 11/25/2034 ~	9	9
5.748% due 10/25/2033 ~	89	82
5.807% due 05/25/2037 ~	3,129	2,606
5.993% due 08/25/2035 ~	129	116
6.199% due 08/25/2035 ~	718	713
6.662% due 08/25/2035 •	4,391	2,995
6.896% due 01/25/2035 ~	18	17
6.997% due 05/25/2034 ~	15	15
7.003% due 02/25/2036 ~	38	36
7.080% due 10/25/2035 •	906	862
7.098% due 11/25/2034 ~	242	229
7.239% due 02/25/2036 ~	1,066	963
7.660% due 02/25/2036 •	28	27
8.065% due 12/25/2046 •	4,220	3,499
8.090% due 12/25/2046 •	1,463	1,285
8.250% due 07/25/2034 ~	17	17

Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~	36	29
3.158% due 04/25/2035 ~	255	202
3.250% due 02/25/2034 ~	31	29
4.110% due 11/25/2035 ~	5,070	2,825
4.163% due 04/25/2035 ~	326	298
4.227% due 03/25/2036 ~	5,617	4,576
4.261% due 05/25/2036 ~	8,921	6,378
4.302% due 08/25/2036 ~	213	145
4.410% due 05/25/2036 ~	8,368	3,851
4.492% due 09/25/2047 ~	18,101	9,102
4.560% due 08/25/2036 ~	2,786	1,329
4.590% due 04/25/2035 ~	228	223
4.609% due 05/25/2036 ~	5,557	2,690
4.629% due 01/25/2047 ~	1,548	769
4.644% due 02/25/2036 ~	1,047	721
4.654% due 11/25/2036 ~	4,193	2,324
4.670% due 02/25/2036 ~	5,097	4,274
4.680% due 09/25/2035 ~	839	358
4.693% due 11/25/2035 ~	6,882	5,374
5.025% due 05/25/2035 ~	182	176
5.067% due 06/25/2034 ~	272	258
5.088% due 01/25/2035 ~	237	199
5.149% due 05/25/2036 ~	10	6
5.183% due 07/25/2035 ~	7,409	5,132
5.240% due 09/25/2035 ~	3,423	2,058
5.289% due 02/25/2034 •	37	35
5.289% due 08/25/2036 •	8,942	7,848
5.289% due 11/25/2036 •	3,998	3,447
5.289% due 06/25/2046 •	6,514	5,852
5.309% due 12/25/2046 •	2,234	1,958
5.339% due 01/25/2036 ~	2,258	2,128
5.340% due 02/25/2036 ~	561	525
5.357% due 02/25/2034 ~	36	34
5.365% due 05/25/2035 ~	553	531
5.382% due 01/25/2035 ~	45	42
5.409% due 04/25/2036 •	2,930	2,653
5.429% due 04/25/2035 ~	76	71
5.449% due 02/25/2036 •	1,290	1,218
5.454% due 05/25/2035 ~	101	96
5.464% due 09/25/2035 ~	4,027	2,047
5.504% due 07/25/2035 ~	17,016	11,153
5.597% due 01/25/2036 ~	10,345	9,802
5.609% due 04/25/2034 •	53	53
5.644% due 04/25/2035 •	1,015	1,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.732% due 01/25/2034 ~	$91	$88
5.779% due 10/25/2035 ~	10,209	8,653
5.824% due 06/25/2034 •	1,256	1,293
5.899% due 11/25/2034 •	5,183	4,411
5.944% due 07/25/2035 •	1,750	1,728
6.094% due 01/25/2035 •	4,373	4,158
6.339% due 09/25/2035 ~	3,961	3,221
6.373% due 08/25/2034 ~	541	527
6.489% due 12/25/2033 ~	173	166
6.615% due 09/25/2034 ~	20	20
6.619% due 09/25/2034 •	6,446	6,353
6.694% due 07/25/2034 •	2,944	3,157
7.125% due 09/25/2034 ~	74	71

Bear Stearns Asset-Backed Securities Trust
5.125% due 03/25/2034 þ	701	837
5.269% due 02/25/2037 •	23,098	17,782
5.429% due 04/25/2036 •	4,674	4,644
5.469% due 05/25/2036 •	23,152	5,723
5.494% due 04/25/2035 •	459	441
5.500% due 01/25/2034 þ	3,657	3,095
5.500% due 06/25/2034 þ	146	147
5.500% due 08/25/2035 ~	2,719	1,674
5.500% due 12/25/2035 •	2,718	1,287
5.750% due 10/25/2033 þ	53	58
5.750% due 01/25/2034 þ	3,176	2,687
5.792% due 12/25/2034 •	708	616
6.000% due 10/25/2035 þ	4,688	3,011
6.069% due 10/25/2033 •	24	24
6.149% due 01/25/2034 •	2,258	1,751
6.750% due 12/25/2036 þ	1,943	1,948

Bear Stearns Mortgage Funding Trust
5.149% due 06/25/2037 •	6,890	6,394
5.179% due 06/25/2037 •	36,069	34,206
5.309% due 03/25/2037 •	34,047	32,077
5.369% due 11/25/2036 •	12,484	11,229
5.369% due 09/25/2046 •	14,387	12,725
5.389% due 12/25/2036 •	4,229	4,177
5.409% due 08/25/2036 •	7,435	6,881

Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~	94	75
5.515% due 01/26/2036 ~	3,926	2,917
7.000% due 07/25/2037 ~	29,892	10,846

Beast Mortgage Trust
5.961% due 04/15/2036 •	13,021	12,906

BellaVista Mortgage Trust
5.579% due 05/20/2045 •	105	69
5.634% due 01/22/2045 •	437	403

Benchmark Mortgage Trust
0.664% due 07/15/2053 ~(a)	68,256	1,883
1.552% due 12/17/2053 ~(a)	216,680	13,706
1.908% due 07/15/2053 ~(a)	100,216	5,625

Beneria Cowen & Pritzer Collateral Funding Corp.
6.010% due 06/15/2038 •	2,300	2,138

BIG Commercial Mortgage Trust
6.438% due 02/15/2039 •	3,355	3,331

BINOM Securitization Trust
4.441% due 08/25/2057 ~	99,833	98,142

BSREP Commercial Mortgage Trust
6.161% due 08/15/2038 •	6,207	5,755

BX Trust
5.846% due 04/15/2039 •	16,015	15,749
6.011% due 02/15/2036 •	12,386	12,295
6.109% due 02/15/2039 •	26,606	26,475
6.588% due 04/15/2037 •	3,433	3,435

BXP Trust
3.379% due 06/13/2039	28,700	27,648

CALI Mortgage Trust
3.957% due 03/10/2039	9,000	8,380

Cendant Mort Capital LLC
6.515% due 07/25/2033 •	34	32

CFCRE Commercial Mortgage Trust
1.209% due 11/10/2049 ~(a)	144,066	2,274

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	81,453	74,419
3.250% due 09/25/2063 ~	79,800	72,846
3.250% due 03/25/2064 ~	49,690	45,290
3.250% due 08/25/2064 ~	37,096	33,804

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 09/25/2064 ~		$47,730	$43,375
3.375% due 12/25/2064 «~		14,700	13,497
3.500% due 06/25/2062 ~		39,406	37,067

Chase Mortgage Finance Trust
4.441% due 03/25/2037 ~		2,350	2,209
4.578% due 12/25/2035 ~		45	41
4.706% due 01/25/2036 ~		248	226
4.922% due 09/25/2036 ~		7	6
5.120% due 12/25/2037 ~		268	235
5.369% due 05/25/2036 •		8	3
5.500% due 11/25/2035		584	429
6.000% due 10/25/2036		457	182
6.000% due 11/25/2036		2,031	827
6.000% due 12/25/2036		1,006	442
6.000% due 02/25/2037		1,503	591
6.000% due 03/25/2037		695	386
6.000% due 05/25/2037		11,296	4,964
6.000% due 07/25/2037		689	315
6.250% due 10/25/2036		4,184	1,701
6.381% due 06/25/2035 ~		19	19
6.426% due 02/25/2037 ~		11	11
6.427% due 06/25/2035 ~		1	1

ChaseFlex Trust
4.375% due 09/25/2036 ~		3,353	3,060
5.529% due 05/25/2037 •		10,423	9,740
5.569% due 07/25/2037 •		8,587	7,232
6.300% due 06/25/2036 ~		8,858	7,854

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.122% due 08/25/2037 •		5,701	4,768
4.259% due 08/25/2037 þ		3,824	3,043
5.649% due 08/25/2037 •		3,899	3,670

Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	153,042
1.000% due 05/20/2046		9	41,381
6.380% due 03/17/2046 •		260,339	348,806
7.230% due 03/17/2046 •		125,536	168,261
8.130% due 03/17/2046 •		116,569	156,366
8.980% due 03/17/2046 •		71,735	96,285
9.480% due 03/17/2046 •		35,868	48,119

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.119% due 01/25/2036 •		$1,460	1,364
5.149% due 05/25/2036 •		100	92
5.199% due 05/25/2036 •		195	179
5.249% due 01/25/2035 •		89	85
5.269% due 08/25/2035 •		203	194

CIM Trust
3.250% due 10/25/2058 ~		65,483	59,884
4.750% due 06/25/2064 ~		26,260	26,140
5.000% due 05/25/2062 ~		20,177	20,193
6.639% due 12/25/2067 þ		25,620	25,935

Citicorp Mortgage Securities Trust
5.750% due 06/25/2036		80	72
6.000% due 08/25/2036		2,257	2,087

Citicorp Mortgage Securities, Inc.
5.419% due 02/25/2035 •		280	255

Citigroup Commercial Mortgage Trust
1.515% due 10/10/2049 ~(a)		268,619	5,093
3.349% due 02/10/2049		40,000	39,116

Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ~		822	75
0.000% due 03/25/2052 ~		386,344	322,043
0.000% due 01/01/2054 ~		284,589	296,430
0.000% due 09/25/2060 ~		109,461	82,312
0.000% due 09/25/2060 ~(a)		688,473	21,490
0.000% due 10/25/2060 ~		60,385	37,514
0.000% due 10/25/2060 ~(a)		882,547	36,310
0.000% due 05/01/2061 ~		37,412	22,064
0.000% due 05/01/2061 ~(a)		966,842	28,254
0.000% due 08/01/2061 ~		23,063	17,086
0.000% due 08/01/2061 ~(a)		1,062,895	88,055
0.000% due 12/25/2061 ~		397,804	323,310
0.000% due 02/01/2062 ~		748,355	614,637
0.000% due 03/01/2062 ~		791,700	663,112
0.000% due 07/25/2062 ~		1,136,886	931,065
0.000% due 10/25/2062 ~		416,532	375,376
0.000% due 02/25/2063 ~		977,668	821,855

18	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 10/25/2063 ~	$345,077	$268,698
0.000% due 09/25/2064 ~	39	38
0.000% due 03/01/2065 ~	27,992	15,400
0.000% due 03/01/2065 ~(a)	1,811,624	45,387
0.000% due 09/25/2068 ~	449,125	368,508
0.000% due 03/01/2070 ~	19,183	14,543
0.000% due 03/01/2070 ~(a)	260,303	14,458
0.000% due 09/25/2076 ~	270,234	224,474
0.000% due 01/25/2082 (a)	407	394
0.110% due 10/25/2060 ~(a)	781,396	3,537
0.150% due 09/25/2060 ~(a)	624,629	2,265
0.150% due 05/01/2061 ~(a)	868,393	5,529
0.150% due 03/01/2070 ~(a)	242,547	924
0.151% due 03/01/2065 ~(a)	1,386,360	8,458
0.170% due 08/01/2061 ~(a)	968,387	2,224
1.500% due 10/25/2060 ~	505,793	459,328
1.500% due 03/01/2065 ~	1,267,550	1,110,029
1.500% due 03/01/2070 ~	127,241	118,443
1.750% due 09/25/2060 ~	296,019	274,847
2.000% due 09/25/2060 ~	65,780	56,168
2.000% due 08/01/2061 ~	719,774	662,531
2.125% due 05/01/2061 ~	670,915	604,456
2.250% due 03/01/2065 ~	135,165	102,217
2.500% due 10/25/2060 ~	69,657	58,489
2.500% due 05/01/2061 ~	68,073	53,208
2.625% due 08/01/2061 ~	84,146	70,690
2.750% due 09/25/2060	57,244	49,549
2.750% due 03/01/2065 ~	101,375	78,693
2.750% due 03/01/2070 ~	23,221	20,908
2.783% due 10/25/2035 ~	1,408	636
2.875% due 05/01/2061 ~	55,309	43,043
2.875% due 08/01/2061 ~	58,828	49,368
3.000% due 10/25/2060 ~	68,367	58,899
3.000% due 03/01/2065 ~	80,097	62,301
3.000% due 03/01/2070 ~	26,154	23,851
3.125% due 05/01/2061 ~	44,369	34,388
3.249% due 03/01/2065 ~	103,877	75,309
3.250% due 09/25/2060	50,716	44,601
3.250% due 08/01/2061 ~	48,403	41,042
3.500% due 10/25/2060 ~	52,242	45,587
3.500% due 05/01/2061 ~	30,998	24,135
3.500% due 03/01/2070 ~	20,531	18,755
3.696% due 05/25/2047 ~	15,122	11,920
3.750% due 08/01/2061 ~	35,744	30,942
3.769% due 05/01/2061 ~	23,096	16,530
3.889% due 10/25/2060 ~	66,433	56,672
4.023% due 09/25/2060 ~	66,282	58,194
4.131% due 10/25/2046 ~	1,129	985
4.145% due 01/25/2082 ~	224,968	197,310
4.181% due 12/25/2035 ~	195	122
4.286% due 08/01/2061 ~	28,297	24,288
4.316% due 03/25/2037 ~	5,736	4,336
4.423% due 09/25/2064 ~	87,866	75,781
4.492% due 03/01/2070 ~	21,753	20,671
4.560% due 03/25/2037 ~	816	710
4.657% due 09/25/2037 ~	262	260
4.804% due 12/25/2035 ~	4,755	4,247
4.826% due 06/25/2036 ~	416	400
4.972% due 09/25/2037 ~	4,026	3,603
5.039% due 01/25/2037 •	134	116
5.098% due 04/25/2035 ~	800	754
5.099% due 06/25/2036 •	394	374
5.169% due 11/25/2036 ~	1,214	1,101
5.250% due 03/25/2037	1,762	1,317
5.289% due 09/25/2036 •	1,977	1,850
5.299% due 12/25/2034 •	53	50
5.319% due 11/25/2036 •	2,500	1,912
5.334% due 03/25/2036 •	932	885
5.342% due 03/25/2036 ~	750	740
5.382% due 03/25/2035 ~	6,883	6,661
5.469% due 09/25/2036 •	306	287
5.500% due 08/25/2035 •	2,427	2,358
5.500% due 11/25/2035	833	836
5.611% due 07/25/2036 ~	501	482
5.615% due 11/25/2036 ~	2,972	1,992
5.672% due 08/25/2036 •	28,399	11,770
5.734% due 06/25/2036 ~	1,539	1,469
5.750% due 04/25/2047	3,765	2,128
5.813% due 11/25/2036 ~	2,614	2,324
5.870% due 05/25/2035 ~	532	506
5.870% due 05/20/2047 •	6,330	5,555

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.919% due 09/25/2037 •	$1,530	$1,315
5.973% due 10/25/2035 ~	14	12
6.000% due 05/25/2035	1,560	1,602
6.000% due 05/25/2037	2,296	1,898
6.000% due 08/25/2037 ~	11,143	5,155
6.235% due 03/25/2034 ~	160	145
6.246% due 08/25/2035 ~	143	135
6.250% due 11/25/2037 ~	1,948	874
6.500% due 10/25/2036 ~	5,400	2,771
7.373% due 08/25/2035 ~	11	11
7.410% due 05/25/2035 •	9	9
7.600% due 10/01/2054 «(c)	91,653	95,359
7.860% due 03/25/2036 •	117	115

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.169% due 09/25/2035 ~	230	160

CitiMortgage Alternative Loan Trust
0.481% due 02/25/2037 •(a)	1,367	112
5.519% due 01/25/2037 •	7,074	5,690
5.750% due 12/25/2036	223	197
5.750% due 03/25/2037	393	359
5.750% due 04/25/2037	3,070	2,812
6.000% due 07/25/2036	215	198
6.000% due 09/25/2036	3,420	3,164
6.000% due 11/25/2036	5,174	4,844
6.000% due 05/25/2037	7,052	6,591
6.000% due 06/25/2037	2,671	2,322
6.000% due 10/25/2037	1,437	1,314

CNL Commercial Mortgage Loan Trust
5.711% due 05/15/2031 •	127	123

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •	2,485	2,453
6.909% due 11/15/2038 •	15,102	14,343

COLT Mortgage Loan Trust
1.665% due 09/25/2061 ~	24,815	22,625
4.301% due 03/25/2067 ~	14,211	14,025
5.903% due 12/25/2068 þ	14,852	15,048
6.393% due 06/25/2069 þ	32,224	32,903
6.421% due 05/25/2069 þ	7,006	7,177

Commercial Mortgage Trust
0.000% due 04/10/2047 ~(a)	9,278	0
0.980% due 08/10/2047 ~(a)	34,286	1
1.444% due 10/10/2049 ~(a)	189,248	3,078
2.819% due 01/10/2039	2,200	2,046
3.140% due 10/10/2036	13,000	11,516
3.550% due 02/10/2049	4,928	4,890
4.228% due 05/10/2051	1,400	1,359
4.353% due 08/10/2030	19,200	18,705

Countrywide Alternative Loan Resecuritization Trust
3.922% due 08/25/2037 ~	803	376
6.000% due 05/25/2036	52	31
6.000% due 08/25/2037 ~	1,124	543

Countrywide Alternative Loan Trust
0.000% due 11/25/2035 •(a)	2,446	191
0.131% due 11/25/2035 •(a)	2,285	174
0.281% due 08/25/2036 •(a)	7,523	706
3.152% due 06/25/2037 ~	77	60
3.438% due 06/25/2046 ~	3,406	3,248
3.605% due 05/25/2035 ~	1,810	1,408
4.450% due 06/25/2037 ~	1,697	1,574
4.458% due 08/25/2036 ~	289	269
4.546% due 03/25/2047 •	2,562	2,007
4.636% due 12/25/2035 ~	34	33
4.638% due 11/25/2035 ~	169	155
4.712% due 02/25/2037 ~	458	402
4.719% due 12/25/2035 ~	63	60
4.956% due 03/25/2047 ~	2,537	2,291
4.994% due 10/25/2034 •	3,695	3,629
5.000% due 08/25/2035	2,397	1,650
5.179% due 04/25/2047 •	11,362	9,613
5.209% due 06/25/2036 •	691	617
5.239% due 04/25/2047 •	10,104	8,303
5.249% due 06/25/2037 •	13,013	11,847
5.252% due 12/25/2034 ~	4,318	4,246
5.255% due 02/20/2047 •	12,427	9,932
5.259% due 06/25/2047 •	9,966	8,063
5.265% due 03/20/2047 •	15,195	12,802
5.269% due 06/25/2035 •	3,194	2,080
5.269% due 07/25/2035 •	2,177	1,356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.269% due 08/25/2035 •	$911	$581
5.269% due 05/25/2037 •	3,501	1,500
5.270% due 12/20/2046 •	28,596	24,632
5.275% due 07/20/2046 •	4,465	3,716
5.285% due 09/20/2046 •	7,481	7,030
5.285% due 02/20/2047 •	2,385	1,919
5.289% due 06/25/2036 •	9,446	7,718
5.289% due 11/25/2036 •	7,347	7,132
5.289% due 01/25/2037 •	17,854	15,465
5.289% due 05/25/2037 •	3,501	1,505
5.289% due 07/25/2046 •	4,228	4,053
5.289% due 09/25/2047 •	13,466	12,447
5.299% due 05/25/2037 •	6,535	2,812
5.319% due 06/25/2035 •	3,068	2,149
5.319% due 07/25/2036 •	13,670	5,230
5.319% due 11/25/2036 •	4,031	1,708
5.319% due 03/01/2038 •	4,402	3,194
5.329% due 11/25/2036 •	2,731	3,280
5.329% due 05/25/2047 •	4,903	4,640
5.339% due 02/25/2037 •	304	90
5.349% due 08/25/2046 •	9,809	8,323
5.349% due 09/25/2046 •	15,587	14,777
5.349% due 10/25/2046 •	2,048	1,898
5.369% due 03/25/2035 •	1,549	1,433
5.369% due 02/25/2036 •	1,208	995
5.369% due 06/25/2036 •	61	25
5.369% due 12/25/2036 •	329	68
5.369% due 08/25/2037 •	2,018	1,275
5.389% due 05/25/2035 •	3,287	3,038
5.389% due 07/25/2046 •	11,003	9,823
5.409% due 05/25/2035 •	1,235	1,128
5.409% due 09/25/2047 •	11,813	11,187
5.449% due 01/25/2037 •	26,708	22,335
5.467% due 08/25/2034 ~	1,811	1,701
5.469% due 04/25/2034 •	555	522
5.469% due 12/25/2035 •	25,577	15,829
5.469% due 04/25/2036 •	6,028	2,263
5.489% due 07/25/2035 •	1,341	1,197
5.489% due 08/25/2035 •	4,952	4,664
5.495% due 03/20/2046 •	3,686	3,152
5.495% due 05/20/2046 •	17,548	15,286
5.500% due 01/25/2035	13,832	13,737
5.500% due 02/25/2035	271	262
5.500% due 03/25/2035	14,781	13,256
5.500% due 05/25/2035	10,118	8,289
5.500% due 06/25/2035	1,973	1,269
5.500% due 07/25/2035	2,455	2,028
5.500% due 08/25/2035	2,796	2,423
5.500% due 09/25/2035	21,267	15,538
5.500% due 10/25/2035	2,168	1,314
5.500% due 11/25/2035	9,946	6,581
5.500% due 11/25/2035 •	2,446	1,132
5.500% due 12/25/2035	7,693	3,999
5.500% due 01/25/2036 •	4,708	3,244
5.500% due 01/25/2036	4,444	3,322
5.500% due 02/25/2036	27,825	17,464
5.509% due 02/25/2036 •	1,973	1,665
5.509% due 07/25/2036 •	1,616	1,409
5.529% due 08/25/2035 •	3,497	3,294
5.529% due 12/25/2035 •	285	258
5.529% due 02/25/2037 •	9,857	8,156
5.529% due 10/25/2046 •	2,074	1,939
5.529% due 08/25/2047 •	1,651	1,381
5.549% due 02/25/2036 •	5,318	4,734
5.549% due 05/25/2036 •	3,519	2,975
5.569% due 12/25/2035 •	13,277	10,089
5.589% due 08/25/2035 •	552	502
5.589% due 11/25/2035 •	3,382	3,155
5.629% due 09/25/2035 •	1,254	949
5.629% due 10/25/2035 •	1,275	849
5.665% due 09/25/2034 •	116	105
5.669% due 09/25/2035 •	7,809	7,006
5.669% due 12/25/2035 •	11,508	9,876
5.715% due 11/20/2035 •	4,622	4,083
5.735% due 11/20/2035 •	25,634	24,281
5.750% due 05/25/2036	250	97
5.750% due 08/25/2036	3,485	1,890
5.750% due 03/25/2037	3,458	1,872
5.750% due 06/25/2037	2,852	1,295
5.750% due 07/25/2037	799	466
5.750% due 04/25/2047	1,998	1,092

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.765% due 11/25/2035 þ	$3,479	$1,758
5.769% due 08/25/2035 •	1,038	535
5.822% due 09/25/2034 ~	1,164	1,097
5.969% due 08/25/2035 •	3,417	1,870
5.973% due 11/25/2046 •	621	559
6.000% due 11/25/2034	6,687	6,865
6.000% due 02/25/2035	17,209	13,855
6.000% due 02/25/2036	28,347	16,427
6.000% due 03/25/2036	8,843	3,983
6.000% due 04/25/2036	12,461	6,023
6.000% due 05/25/2036	15,248	8,026
6.000% due 06/25/2036	7,230	4,082
6.000% due 07/25/2036	7,475	4,305
6.000% due 08/25/2036	3,661	2,179
6.000% due 01/25/2037	848	717
6.000% due 02/25/2037	3,280	1,288
6.000% due 03/25/2037	3,610	1,364
6.000% due 04/25/2037	7,513	3,589
6.000% due 05/25/2037	14,111	6,416
6.000% due 06/25/2037	478	226
6.000% due 08/25/2037 •	5,209	2,625
6.000% due 01/25/2047	5,877	3,171
6.063% due 06/25/2046 •	1,896	1,693
6.074% due 11/25/2035 þ	1,805	912
6.123% due 12/25/2035 •	6,845	5,862
6.250% due 10/25/2036	4,619	2,405
6.250% due 11/25/2036	4,285	2,071
6.250% due 12/25/2036	2,983	1,307
6.250% due 11/25/2046	1,983	986
6.433% due 07/20/2035 •	1,353	1,238
6.473% due 08/25/2035 •	1,689	1,403
6.500% due 05/25/2036	2,536	1,236
6.500% due 06/25/2036	827	389
6.500% due 08/25/2036	2,442	809
6.500% due 09/25/2036	6,810	3,581
6.500% due 12/25/2036	2,405	1,095
6.500% due 08/25/2037	9,609	4,204
6.500% due 09/25/2037	17,928	6,802
6.500% due 11/25/2037	7,749	3,617
6.509% due 11/25/2035 •	2,625	2,179
6.523% due 08/25/2035 •	96	89
6.544% due 02/25/2035 •	595	593
6.619% due 08/25/2034 •	2,644	2,580
6.619% due 10/25/2034 •	2,457	2,397
6.683% due 08/25/2035 •	2,884	2,652
6.768% due 06/25/2035 •	196	174
7.000% due 08/25/2034	162	148
7.000% due 09/25/2036	24,305	4,962
7.173% due 10/20/2035 •	13,552	9,635
7.193% due 10/20/2035 •	4,410	3,886
7.250% due 08/25/2032	36	37
7.500% due 12/25/2034	104	13

Countrywide Asset-Backed Certificates Trust
5.449% due 04/25/2036 •	6,602	5,908
5.469% due 03/25/2036 •	1,567	1,581
5.649% due 03/25/2036 •	24,222	20,899

Countrywide Home Loan Mortgage Pass-Through Trust
3.350% due 04/20/2036 ~	197	175
3.372% due 02/25/2035 ~	4,224	3,542
3.468% due 03/25/2035 ~	172	134
3.774% due 04/25/2035 ~	376	274
3.833% due 07/19/2033 ~	315	301
3.873% due 05/25/2047 ~	1,102	927
3.878% due 02/25/2034 ~	137	125
3.991% due 05/20/2036 ~	12,509	11,482
4.015% due 04/25/2047 ~	2,972	2,826
4.158% due 09/25/2037 ~	485	436
4.302% due 05/20/2036 ~	1,789	1,535
4.338% due 02/25/2047 ~	6,594	5,562
4.404% due 11/25/2037 ~	14,830	13,731
4.410% due 09/25/2034 ~	14	13
4.450% due 11/25/2037 ~	10,651	9,303
4.453% due 04/25/2037 ~	1,287	1,192
4.455% due 03/25/2037 ~	102	87
4.479% due 11/20/2035 ~	452	413
4.487% due 05/20/2036 ~	1,126	1,007
4.502% due 09/20/2036 ~	594	528
4.543% due 05/19/2033 ~	116	107
4.603% due 04/20/2036 ~	856	756
4.605% due 06/20/2036 ~	3,888	3,412
4.622% due 05/20/2036 ~	2,728	2,571

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.681% due 09/20/2035 ~	$3,383	$3,051
4.691% due 02/20/2036 ~	2,728	2,385
4.746% due 11/25/2037 ~	13,746	12,949
4.769% due 01/25/2036 ~	1,856	1,758
4.832% due 11/20/2034 ~	1,650	1,562
4.844% due 09/25/2047 ~	717	661
4.857% due 04/25/2035 ~	18	15
4.936% due 03/20/2036 ~	3,181	2,911
5.066% due 02/20/2035 ~	88	89
5.123% due 10/20/2034 ~	601	544
5.135% due 05/20/2035 ~	1,355	1,304
5.223% due 11/20/2035 ~	14,058	11,966
5.229% due 08/20/2035 ~	3,574	3,332
5.239% due 04/25/2035 •	1,142	1,085
5.250% due 12/25/2027	365	221
5.250% due 07/25/2034	117	116
5.269% due 04/25/2037 •	3,622	1,160
5.271% due 10/20/2035 ~	809	810
5.319% due 11/25/2035 •	3,487	1,046
5.319% due 05/25/2037 •	2,657	957
5.319% due 08/25/2037 •	3,744	1,136
5.369% due 10/25/2035 •	1,162	555
5.369% due 04/25/2046 •	253	242
5.380% due 03/25/2035 ~	95	89
5.429% due 05/25/2035 •	185	156
5.449% due 03/25/2036 •	4,984	4,749
5.466% due 07/25/2034 ~	55	52
5.469% due 05/25/2036 •	1,941	603
5.479% due 05/20/2034 ~	31	29
5.495% due 09/20/2035 ~	5,568	5,262
5.500% due 04/25/2035	13	11
5.500% due 05/25/2035	1,661	1,386
5.500% due 08/25/2035	3,588	1,987
5.500% due 09/25/2035	1,983	1,286
5.500% due 10/25/2035	3,854	2,149
5.500% due 11/25/2035	223	121
5.500% due 12/25/2035	32	18
5.500% due 01/25/2036	664	420
5.509% due 03/25/2035 •	223	206
5.519% due 05/25/2033 •	26	23
5.549% due 04/25/2035 •	3,012	2,830
5.569% due 03/25/2035 •	1,129	718
5.569% due 05/25/2035 •	10,230	8,637
5.609% due 03/25/2035 •	10,028	8,943
5.629% due 02/25/2035 •	294	266
5.649% due 02/25/2035 •	566	512
5.649% due 03/25/2036 •	1	0
5.669% due 03/25/2035 •	1,829	1,001
5.709% due 02/25/2035 •	4,902	4,451
5.729% due 09/25/2034 •	52	50
5.750% due 08/25/2034	137	134
5.750% due 02/25/2036	429	201
5.750% due 02/25/2037	186	82
5.750% due 03/25/2037	1,955	851
5.750% due 05/25/2037	5,616	2,811
5.750% due 07/25/2037	1,766	872
5.808% due 11/20/2034 ~	1,140	1,100
5.811% due 06/25/2047 ~	2,692	2,653
5.850% due 05/25/2036	2,203	941
5.870% due 11/20/2035 ~	860	717
5.926% due 09/20/2034 ~	63	57
6.000% due 12/25/2035	12	7
6.000% due 04/25/2036	1,444	713
6.000% due 02/25/2037	5,662	2,436
6.000% due 03/25/2037	3,446	1,529
6.000% due 04/25/2037	258	127
6.000% due 05/25/2037	2,902	1,307
6.000% due 07/25/2037	6,329	2,732
6.000% due 08/25/2037	5,194	2,272
6.000% due 09/25/2037	2,003	1,088
6.000% due 10/25/2037	4,508	3,192
6.000% due 01/25/2038	7,971	3,517
6.098% due 12/19/2033 ~	5	5
6.116% due 02/25/2034 ~	87	82
6.128% due 09/25/2034 ~	113	111
6.163% due 10/25/2033 ~	26	24
6.250% due 09/25/2036	2,035	843
6.250% due 10/25/2036	96	45
6.306% due 12/25/2033 ~	28	29
6.500% due 11/25/2036	7,587	2,468
6.500% due 05/25/2037	200	97

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 10/25/2037	$14,471	$5,676
6.500% due 11/25/2037	3,314	1,226
6.500% due 12/25/2037	21,424	8,964
6.500% due 11/25/2047	12,587	6,525
6.662% due 02/20/2036 •	749	642
6.702% due 05/25/2034 ~	47	47
7.210% due 02/20/2036 •	3,491	3,056
7.334% due 06/25/2034 ~	344	351
7.786% due 10/20/2034 ~	1,080	1,080
7.824% due 02/20/2036 •	2,768	2,415
7.940% due 02/20/2036 •	503	461

Countrywide Home Loan Reperforming REMIC Trust
5.369% due 11/25/2034 •	3,503	3,299
5.369% due 09/25/2035 •	547	456
5.709% due 01/25/2034	13,483	12,513

Credit Suisse Commercial Mortgage Trust
6.278% due 06/15/2034 •	1,177	1,102

Credit Suisse First Boston Mortgage Securities Corp.
2.568% due 01/25/2033 ~	400	355
4.972% due 11/25/2031 •	191	101
5.106% due 09/25/2032 ~	192	178
5.250% due 09/25/2035	449	360
5.619% due 11/25/2031 •	403	222
5.619% due 09/25/2035 •	2,248	1,485
5.626% due 11/25/2032 ~	155	148
6.000% due 09/25/2033	58	58
6.000% due 01/25/2036	2,539	1,529
6.119% due 11/25/2034 •	2,972	2,650
6.178% due 04/25/2033 ~	263	259
6.500% due 01/25/2036	353	84
6.704% due 04/25/2034 •	18	17
7.000% due 01/25/2036	4,856	900

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.319% due 10/25/2035 •	3,362	2,814
5.500% due 08/25/2034	190	177
5.500% due 06/25/2035	3,442	2,532
5.500% due 10/25/2035	2,668	1,198
5.592% due 01/25/2034 ~	58	56
6.000% due 11/25/2035	226	56
7.553% due 10/25/2033 ~	11	10

Credit Suisse Mortgage Capital Certificates
6.000% due 04/26/2037 ~	600	592

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 12/25/2054 (h)	23	23
0.000% due 02/25/2056 (h)	188	186
0.000% due 07/25/2057 (h)	230	222
0.000% due 01/25/2058 (h)	164	160
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (h)	592	569
0.000% due 01/27/2059 (h)	348	341
0.000% due 01/27/2059 (a)	688,855	216
0.000% due 04/25/2059 ~(a)	332,844	20
0.000% due 09/25/2059 ~	462	443
0.000% due 10/25/2060 (h)	512	500
0.000% due 02/25/2061 ~(a)	286,924	2,147
0.000% due 05/25/2061 ~	220	219
0.000% due 11/25/2076 (h)	1,281	1,163
0.000% due 11/25/2076 (a)	794,743	0
0.388% due 02/25/2061 ~(a)	249,389	3,769
0.393% due 05/25/2061 ~(a)	425,783	6,145
1.000% due 02/25/2061 ~(a)	130,505	2,874
1.250% due 02/25/2061 ~	130,505	117,729
1.278% due 08/15/2037 ~(a)	91,730	831
1.525% due 05/25/2061 ~(a)	478,305	14,502
1.650% due 05/25/2061 ~	299,381	264,246
2.000% due 01/25/2060 ~	18,022	16,212
2.000% due 10/25/2060 ~	23,772	21,616
2.100% due 05/25/2061 ~	40,232	29,991
2.450% due 05/25/2061 ~	33,691	25,007
2.500% due 07/25/2057 ~	324,860	296,441
2.500% due 02/25/2061 ~	27,143	23,070
2.767% due 12/25/2048 ~	221,783	206,886
2.800% due 05/25/2061 ~	28,457	20,699
3.000% due 02/25/2061 ~	20,262	17,014
3.061% due 02/25/2056 ~	1,015,060	815,504
3.168% due 07/25/2057 ~	330,985	211,513
3.249% due 07/25/2058 ~	2,426,427	1,949,983
3.250% due 01/27/2059 ~	324,575	312,470
3.250% due 04/25/2059 ~	148,096	142,312

20	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.287% due 11/30/2037 ~		$5,004	$4,505
3.431% due 11/10/2032		8,800	7,044
3.432% due 10/25/2060 ~		1,319,511	1,082,823
3.500% due 04/26/2038 ~		1,184	1,155
3.500% due 11/25/2076 ~		360,031	349,157
3.594% due 04/25/2059 ~		182,996	136,723
3.613% due 01/25/2058 ~		150,564	126,239
3.656% due 05/25/2061 ~		76,541	44,127
3.658% due 02/25/2061 ~		108,000	70,479
3.821% due 01/27/2059 ~		356,200	272,735
3.823% due 11/25/2076 ~		430,959	328,130
3.904% due 04/25/2062 ~		28,142	27,213
4.000% due 08/27/2037 ~		7,923	7,608
4.000% due 08/01/2057 ~		17,326	16,559
4.271% due 09/25/2057 ~		526,210	462,945
4.431% due 12/25/2054 ~		141,214	107,064
4.487% due 06/25/2048 ~		595,166	529,770
4.547% due 05/25/2067 ~		16,822	16,673
4.695% due 08/27/2037 ~		8,431	7,340
4.699% due 05/27/2053 ~		81,563	67,148
4.799% due 07/27/2037 •		1,004	958
4.817% due 04/26/2047 ~		8,804	5,391
4.879% due 04/25/2058 ~		233,727	217,106
5.000% due 04/25/2037		221	185
5.169% due 02/27/2047 ~		88,467	35,979
5.174% due 09/25/2059 ~		279,153	263,513
5.189% due 05/27/2037 •		7,650	6,709
5.319% due 11/25/2036 •		1,311	845
5.365% due 04/27/2037 ~		8,673	4,324
5.469% due 07/25/2036 •		13,134	4,817
5.500% due 03/25/2037		6,349	3,061
5.561% due 04/25/2036 ~		5,015	3,866
5.615% due 11/26/2036 ~		2,606	1,740
5.672% due 10/27/2036 •		2,132	1,656
5.695% due 06/25/2046 ~		165,532	162,601
6.000% due 08/25/2036		3,379	1,602
6.000% due 02/25/2037		1,530	829
6.000% due 06/25/2037		2,110	340
6.250% due 08/25/2036		653	250
6.611% due 07/15/2038 •		28,700	26,065
6.944% due 09/26/2036 ~		410	390
7.000% due 08/26/2036		1,444	423
7.016% due 06/01/2050 ~		606,708	605,451
7.907% due 07/25/2049 ~		605,651	620,857

Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~		33,484	27,502
0.000% due 09/25/2059 ~		25,920	22,119
0.000% due 10/27/2060 ~(a)		55,883	44,998
0.000% due 10/27/2060 ~		7,612	6,043
2.818% due 07/25/2057 ~		33,655	25,902
3.139% due 02/25/2061		12,101	10,060
3.328% due 09/25/2048 ~		102,667	76,057
3.404% due 01/27/2059 ~		28,882	24,498
3.500% due 05/25/2061		20,139	16,769
3.657% due 07/25/2049		25,501	27,790
4.296% due 09/25/2057 ~		22,368	19,399
15.968% due 10/25/2058 ~		9,430	8,384

Cross Mortgage Trust
5.129% due 09/25/2069 þ		10,300	10,317
6.093% due 04/25/2069 þ		32,419	32,870
6.147% due 07/25/2069 þ		29,435	29,912
6.272% due 06/25/2069 þ		41,567	42,361
6.615% due 03/25/2068 þ		24,964	25,397

CRSNT Commercial Mortgage Trust
0.000% due 04/15/2036 ~(a)		175,301	0

CSAIL Commercial Mortgage Trust
3.617% due 11/15/2048		3,175	3,153

Cupressus Mortgages Holdco SARL
1.000% due 10/24/2050 «	GBP	2,000	1,908

DBGS Mortgage Trust
3.843% due 04/10/2037		$1,690	1,533
6.606% due 10/15/2036 •		26,500	25,891

DBJPM Mortgage Trust
1.818% due 09/15/2053 ~(a)		62,159	2,984

DC Commercial Mortgage Trust
6.314% due 09/12/2040		18,400	19,319

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.742% due 10/25/2035 ~		163	132
5.119% due 02/25/2047 •		1,202	697

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.209% due 08/25/2036 •		$2,941	$2,640
5.209% due 01/25/2047 •		2,382	2,128
5.229% due 12/25/2036 •		3,016	1,047
5.229% due 08/25/2047 •		28,780	26,211
5.249% due 07/25/2047 •		6,805	6,476
5.250% due 09/25/2035 ~		2,655	2,378
5.269% due 12/25/2036 •		2,125	1,918
5.269% due 03/25/2037 •		13,724	12,706
5.289% due 03/25/2037 •		15,451	7,840
5.319% due 04/25/2035 •		1,592	1,405
5.349% due 08/25/2036 •		3,393	3,033
5.349% due 10/25/2036 •		13,304	3,795
5.349% due 12/25/2036 •		3,016	989
5.349% due 08/25/2047 •		9,121	8,262
5.369% due 02/25/2047 •		7,226	6,724
5.449% due 01/25/2047 •		1,939	1,605
5.500% due 11/25/2035 ~		24	38
5.500% due 11/25/2035		1,862	874
5.500% due 12/25/2035		1,271	1,082
5.529% due 08/25/2036 •		6,584	5,826
5.629% due 08/25/2037 •		6,032	4,744
5.669% due 06/25/2037 •		36,506	31,578
5.719% due 10/25/2047 •		23,805	18,692
5.893% due 04/25/2047 •		14,577	12,861
6.250% due 11/25/2035 •		1,399	2,293

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.745% due 06/25/2036 ~		6,127	5,628
5.269% due 04/25/2037 •		22,059	15,134
5.431% due 02/25/2036 ~		1,678	1,518
5.530% due 02/25/2036 ~		2,884	2,609
5.650% due 10/25/2036 ~		8,318	7,242
5.900% due 10/25/2036 ~		3,571	3,105
6.369% due 10/25/2036 þ		572	497
6.386% due 10/25/2036 þ		90	79
6.420% due 07/25/2036 ~		5,190	4,488
6.600% due 10/25/2036 þ		2,479	2,157

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
6.661% due 06/25/2034 ~		4	4

Downey Savings & Loan Association Mortgage Loan Trust
5.219% due 03/19/2037 •		21,846	18,969
5.259% due 04/19/2047 •		68	64
5.279% due 10/19/2036 •		19,577	12,975
5.499% due 03/19/2045 •		896	842
5.579% due 02/19/2045 •		794	788
5.739% due 09/19/2045 •		1,238	666
5.859% due 11/19/2044 •		1,586	1,535
5.879% due 11/19/2044 •		31	28
5.899% due 09/19/2044 •		2,022	1,814
6.020% due 07/19/2044 ~		6	5
6.063% due 04/19/2046 •		3,402	2,944
6.093% due 07/19/2044 ~		233	221

Durham Mortgages PLC
0.000% due 05/28/2054 (h)	GBP	10	8,442
0.000% due 05/28/2054 (b)(h)		50,495	50,975
0.000% due 05/28/2055 •		975,882	1,304,920
0.000% due 05/28/2055 (b)(h)		55,498	63,999
5.780% due 05/28/2054 •		907,255	1,215,636
6.130% due 05/28/2054 •		51,843	69,220
6.280% due 05/28/2054 •		44,096	58,690
6.880% due 05/28/2054 •		36,945	48,911
7.980% due 05/28/2054 •		5,232	6,857
8.180% due 05/28/2054 •		25,027	33,093
9.180% due 05/28/2054 •		10,725	14,081

Dutch Mortgage Finance BV
0.000% due 08/22/2067 •	EUR	1,356,284	1,509,632
0.000% due 08/22/2067 «~		1,830	66,466

Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		34,038	44,672

Dutch Property Finance BV
4.586% due 04/28/2064 •		4,329	4,840
9.486% due 04/28/2064 •		1,867	1,944

E-MAC NL BV
5.945% due 07/25/2036 •		174	190

Ellington Financial Mortgage Trust
5.732% due 02/25/2068 þ		$8,934	8,953

EMF-UK PLC
6.079% due 03/13/2046 •	GBP	12,305	16,447

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eucalyptus Mortgages Ltd.
1.000% due 10/24/2050 «	GBP	115,883	$122,253

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •		451	599
5.399% due 06/15/2044 •		5,200	6,790
5.449% due 09/15/2044 •		1,600	2,100

Eurosail PLC
5.339% due 03/13/2045 •		13,462	17,842
5.499% due 09/13/2045 •		14,156	18,806
5.549% due 09/10/2044 •		1,200	1,569
5.869% due 09/13/2045 •		20,036	25,703
6.049% due 06/13/2045 •		1,729	2,309

First Horizon Alternative Mortgage Securities Trust
0.581% due 04/25/2037 •(a)		$2,342	246
4.717% due 01/25/2036 ~		2,396	1,203
4.800% due 02/25/2036 ~		48	35
4.910% due 08/25/2035 ~		580	511
5.339% due 02/25/2037 •		158	45
5.719% due 04/25/2036 •		1,260	425
5.750% due 02/25/2036		2,323	1,029
5.769% due 09/25/2036 ~		2,172	1,573
5.811% due 04/25/2035 ~		3,383	3,321
5.815% due 08/25/2034 ~		51	51
5.853% due 12/25/2035 ~		852	664
5.966% due 09/25/2035 ~		1,781	1,575
6.000% due 11/25/2036		915	248
6.087% due 04/25/2036 ~		642	535
6.193% due 08/25/2035 ~		3	2
6.250% due 11/25/2036		1,764	498
6.250% due 08/25/2037		82	32
6.714% due 02/25/2035 ~		344	326
7.008% due 03/25/2035 ~		183	180

First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 ~		37	0
5.055% due 11/25/2037 ~		24	10
5.091% due 01/25/2037 ~		336	181
5.164% due 05/25/2037 ~		1,408	609
5.354% due 10/25/2035 ~		412	384
5.750% due 05/25/2037		139	50
6.747% due 08/25/2035 ~		36	26

Formentera Issuer PLC
5.808% due 07/28/2047 •	GBP	37,000	49,497

Fremont Home Loan Trust
5.794% due 01/25/2034 •		$1,212	1,173

GCAT Trust
4.250% due 05/25/2067 ~		17,767	17,338
6.007% due 01/25/2059 þ		16,529	16,696
6.085% due 06/25/2059 þ		24,312	24,683

GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		4,602	4,488

GMAC Mortgage Corp. Loan Trust
3.658% due 11/19/2035 ~		94	83
3.726% due 03/18/2035 ~		2	2
3.900% due 03/18/2035 ~		180	156
4.471% due 11/19/2035 ~		63	54
6.969% due 03/18/2035 ~		77	77
7.250% due 05/25/2035 ~		336	312

Grace Trust
0.390% due 12/10/2040 ~(a)		174,400	2,775

Great Hall Mortgages PLC
5.305% due 06/18/2039 •		116	116
5.399% due 06/18/2039 •	GBP	25,290	33,270

GreenPoint Mortgage Funding Trust
5.329% due 01/25/2037 •		$5,194	4,663
5.369% due 03/25/2047 •		8,990	8,288
5.389% due 04/25/2036 •		5,906	5,206
5.409% due 10/25/2046 •		8,642	8,166
5.429% due 06/25/2045 •		1,247	912
5.449% due 08/25/2045 •		125	105
5.489% due 10/25/2045 •		171	163
5.509% due 11/25/2045 •		26	24
5.589% due 10/25/2045 •		1,684	1,513
5.609% due 09/25/2046 •		4,467	3,733

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	12,146	13,191

Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	17,412

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.180% due 03/14/2053 •	GBP	400,707	$538,245
6.980% due 03/14/2053 •		64,660	87,090
7.980% due 03/14/2053 •		30,790	41,499
8.980% due 03/14/2053 •		24,633	33,103
10.480% due 03/14/2053 •		15,395	20,725
11.980% due 03/14/2053 •		9,237	12,388
12.980% due 03/14/2053 •		21,105	29,148

GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)		$179,000	149

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		40,306	34,572
6.164% due 12/15/2036 •		17,000	16,740
6.344% due 07/15/2035 •		6,688	5,062
6.464% due 12/15/2036 •		3,000	2,993
8.497% due 08/15/2039 •		5,200	5,214

GS Mortgage Securities Trust
0.088% due 08/10/2044 ~(a)		1,205	0
0.547% due 08/10/2043 ~(a)		16,524	47
0.684% due 11/10/2049 ~(a)		114,092	1,012
3.120% due 05/10/2050		37	37
3.278% due 10/10/2048		1,431	1,416

GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		302	290
0.000% due 06/25/2061 ~(a)		619,156	23,426
0.000% due 01/25/2062 ~(a)		723	703
0.000% due 02/27/2062 (h)		1,271	1,005
0.000% due 02/25/2063 (h)		1,300	1,230
0.000% due 07/25/2063 (h)		586	564
0.000% due 02/01/2064 «		74	74
0.000% due 02/01/2064 «(c)		138	137
0.000% due 03/25/2064 (b)(h)		13	13
0.000% due 03/25/2064 (h)		1,036	1,013
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.661% due 03/25/2052 ~(a)		251,207	8,907
1.625% due 06/25/2061 ~		178,410	163,866
2.250% due 06/25/2061 ~		24,938	21,084
2.500% due 03/25/2052 ~		251,207	211,567
2.500% due 06/25/2061 ~		24,253	20,551
2.750% due 06/25/2061 ~		19,676	16,338
2.827% due 03/25/2052 ~		3,749	1,650
3.161% due 03/25/2052 ~		19,442	16,728
3.534% due 03/25/2064 ~		593,505	505,824
3.686% due 02/25/2063 ~		350,603	300,824
3.750% due 07/25/2061 ~		26,518	25,948
3.800% due 02/01/2064 «		201,736	178,699
3.900% due 09/25/2061 þ		22,415	21,866
4.007% due 06/25/2061 ~		55,798	43,678
4.113% due 01/25/2062 ~		828,763	782,388
4.120% due 02/27/2062 ~		353,286	311,753
4.223% due 12/27/2067 ~		572,091	493,046
4.404% due 07/25/2063 ~		433,033	402,510
4.500% due 02/01/2064 «(c)		79,732	74,904
6.524% due 06/25/2063 ~		386,940	391,877
6.851% due 03/25/2064 ~		417,145	431,404

GSC Capital Corp. Mortgage Trust
5.369% due 02/25/2036 •		3,480	3,271

GSCG Trust
2.936% due 09/06/2034		12,950	9,796

GSMPS Mortgage Loan Trust
5.319% due 01/25/2035 •		14,419	12,269
5.319% due 03/25/2035 •		2,272	2,080
5.369% due 06/25/2034 •		22,480	19,853
7.068% due 10/20/2032 ~		7,847	7,226

GSMSC Pass-Through Trust
7.500% due 10/25/2036 ~		1,006	128
9.749% due 09/25/2036 ~		712	222

GSMSC Resecuritization Trust
3.804% due 04/26/2037 •		45,625	25,756
5.109% due 10/26/2036 •		24,813	23,014
5.527% due 02/26/2037 •		20,427	19,288

GSR Mortgage Loan Trust
3.659% due 01/25/2035 ~		9	8
4.250% due 03/25/2032		42	43
4.347% due 05/25/2037 ~		944	530
4.393% due 04/25/2036 ~		755	506
4.394% due 05/25/2037 ~		1,296	1,119
4.502% due 05/25/2035 ~		548	453
4.579% due 11/25/2035 ~		9	8
4.599% due 01/25/2036 ~		7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.609% due 01/25/2036 ~	$2,492	$2,244
4.666% due 08/25/2034 ~	21	20
4.675% due 04/25/2035 ~	56	54
4.910% due 08/25/2034 ~	203	188
5.000% due 07/25/2036	5	0
5.051% due 11/25/2035 ~	5	5
5.057% due 04/25/2035 ~	23	21
5.100% due 12/25/2034 ~	741	100
5.269% due 01/25/2035 •	39	35
5.269% due 08/25/2035 •	254	241
5.319% due 06/25/2035 •	553	521
5.352% due 10/25/2035 ~	1,310	706
5.409% due 08/25/2046 •	43,701	10,066
5.419% due 07/25/2037 •	137	33
5.489% due 08/25/2046 •	34,126	8,093
5.500% due 03/25/2036	776	990
5.500% due 01/25/2037	308	948
5.645% due 07/25/2035 ~	895	618
5.750% due 02/25/2036	256	223
5.813% due 09/25/2034 ~	4	4
5.823% due 03/25/2037 ~	370	332
5.902% due 08/25/2034 ~	136	129
6.000% due 11/25/2035	243	87
6.000% due 02/25/2036	347	158
6.000% due 03/25/2036	10,375	3,659
6.000% due 06/25/2036	368	641
6.000% due 07/25/2036	1,568	912
6.000% due 09/25/2036	1,299	570
6.000% due 01/25/2037	38	23
6.130% due 05/25/2034 •	47	41
6.132% due 09/25/2035 ~	1,698	1,537
6.250% due 10/25/2036	10,294	9,514
6.500% due 09/25/2036	1,213	578
6.500% due 10/25/2036	554	232
6.578% due 01/25/2035 ~	163	154
6.635% due 05/25/2035 ~	2,220	1,877
6.637% due 07/25/2035 ~	919	486
6.651% due 05/25/2035 ~	408	299
6.707% due 10/25/2035 ~	249	238
6.940% due 04/25/2032 •	8	8
6.959% due 11/25/2035 ~	150	81
7.343% due 09/25/2034 ~	232	235
7.375% due 07/25/2035 ~	154	151

HarborView Mortgage Loan Trust
4.067% due 08/19/2036 ~	221	189
4.229% due 06/19/2036 ~	249	106
4.553% due 01/19/2036 •	90	90
4.867% due 01/19/2036 •	344	214
4.948% due 06/19/2036 ~	98	49
5.072% due 07/19/2035 ~	3,805	2,858
5.124% due 06/19/2045 •	3,674	1,662
5.129% due 05/25/2038 •	10,325	8,185
5.190% due 12/19/2035 ~	1,390	716
5.339% due 03/19/2037 •	20,351	18,621
5.379% due 01/25/2047 •	8,862	8,206
5.419% due 12/19/2036 •	1,517	1,360
5.459% due 09/19/2037 •	6,946	5,933
5.459% due 02/19/2046 •	1,301	1,194
5.489% due 12/19/2036 •	30,331	23,361
5.499% due 11/19/2036 •	12,271	11,089
5.559% due 12/19/2036 •	2,004	1,883
5.619% due 03/19/2035 •	1,045	1,044
5.619% due 07/19/2045 •	8,671	8,160
5.635% due 10/20/2045 •	5,929	4,036
5.639% due 02/19/2036 •	3,884	1,812
5.659% due 07/19/2045 •	1,373	1,182
5.699% due 11/19/2035 •	386	259
5.699% due 08/19/2045 •	205	190
5.719% due 01/19/2035 •	138	113
5.739% due 09/19/2035 •	909	595
5.779% due 01/19/2035 •	740	691
5.816% due 11/19/2036 •	3,515	2,983
5.839% due 01/19/2035 •	138	132
5.859% due 12/19/2034 •	2,274	2,022
5.879% due 11/19/2034 •	94	85
5.879% due 12/19/2034 •	25	22
5.899% due 12/19/2034 •	11,008	9,180
5.939% due 11/19/2034 •	10,859	7,754
5.973% due 12/19/2036 •	5,176	4,490
6.440% due 06/19/2034 •	13	13
6.554% due 08/19/2034 ~	1,011	993

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.740% due 11/19/2034 ~		$16	$15
6.794% due 11/19/2034 ~		241	234
6.969% due 10/25/2037 •		9,976	9,335
7.123% due 01/19/2036 •		8,583	3,535
7.517% due 12/19/2035 ~		79	57
7.587% due 12/19/2035 ~		2	2

Harbour PLC
6.508% due 01/28/2054 •	GBP	21,701	28,948

Hilton USA Trust
0.614% due 11/05/2038 ~(a)		$118,960	941
2.828% due 11/05/2035		71,800	61,790

HomeBanc Mortgage Trust
4.794% due 04/25/2037 ~		3,425	3,081
5.489% due 01/25/2036 •		2,325	2,233
5.589% due 03/25/2035 •		237	182
5.944% due 12/25/2034 •		157	148
6.094% due 03/25/2035 •		71	44
6.169% due 03/25/2035 •		95	57

Homeward Opportunities Fund Trust
5.082% due 07/25/2067 þ		8,234	8,209

HPLY Trust
7.582% due 11/15/2036 •		17,630	17,449

HSI Asset Loan Obligation Trust
3.764% due 09/25/2037 ~		794	672
4.705% due 09/25/2037 ~		10,520	8,722
5.118% due 01/25/2037 ~		2,159	1,662
5.458% due 01/25/2037 ~		741	493

HSI Asset Securitization Corp. Trust
5.929% due 07/25/2035 •		751	723
5.959% due 07/25/2035 •		1,602	1,394

ILPT Commercial Mortgage Trust
7.342% due 10/15/2039 •		27,100	27,117

IM Pastor Fondo de Titluzacion Hipotecaria
3.595% due 03/22/2044 •	EUR	10,189	10,206

Impac CMB Trust
5.249% due 10/25/2035 •		$3,928	3,502
5.286% due 09/25/2034 þ		1,756	1,895
5.489% due 04/25/2035 •		1,112	1,069
5.609% due 09/25/2034 •		18	18
5.609% due 03/25/2035 •		3,349	3,237
5.689% due 05/25/2035 •		29	26
5.914% due 10/25/2034 •		41	40
5.914% due 11/25/2034 •		50	49
6.769% due 10/25/2033 •		3	3

Impac Secured Assets Trust
5.369% due 05/25/2036 •		12	10
5.449% due 03/25/2037 •		25,555	21,874
5.449% due 09/25/2037 •		5,498	4,701
5.450% due 03/25/2033 ~		1,257	1,242
5.489% due 01/25/2037 •		16,963	14,486
5.669% due 05/25/2036 •		295	270
5.689% due 09/25/2037 •		8,113	7,036
5.729% due 05/25/2037 •		10,524	8,898
7.069% due 05/25/2036 •		296	296

IndyMac Adjustable Rate Mortgage Trust
6.516% due 01/25/2032 ~		4	4

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037		1,842	848

IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		10,325	6,585
6.500% due 09/25/2037		90	50

IndyMac INDA Mortgage Loan Trust
3.222% due 11/25/2035 ~		211	162
3.603% due 11/25/2037 ~		6,444	5,374
3.690% due 01/25/2036 ~		1,503	1,168
4.010% due 03/25/2037 ~		719	559
4.153% due 09/25/2036 ~		2,677	2,109
4.810% due 09/25/2037 ~		10,218	5,453
5.519% due 01/25/2036 ~		61	58

IndyMac INDX Mortgage Loan Trust
3.201% due 06/25/2037 ~		4,132	2,468
3.244% due 06/25/2037 ~		8,862	7,150
3.259% due 01/25/2036 ~		32	28
3.381% due 05/25/2036 ~		13,325	9,091
3.429% due 06/25/2035 ~		44	34
3.439% due 05/25/2037 ~		3,154	2,518
3.473% due 05/25/2037 •		39,017	29,731

22	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.479% due 08/25/2037 ~	$56	$40
3.534% due 06/25/2036 ~	470	410
3.543% due 06/25/2036 ~	187	119
3.545% due 07/25/2037 ~	16,833	10,608
3.561% due 01/25/2035 ~	301	281
3.641% due 05/25/2036 ~	8,185	7,839
3.667% due 02/25/2036 ~	2,156	1,554
3.670% due 06/25/2036 ~	19,602	13,555
3.686% due 09/25/2035 ~	3,240	2,246
3.829% due 05/25/2035 ~	1,324	1,078
3.846% due 10/25/2035 ~	4,864	3,939
3.943% due 05/25/2037 ~	15,541	10,518
3.953% due 08/25/2035 ~	5,775	4,297
4.048% due 12/25/2035 ~	983	556
4.102% due 11/25/2035 ~	2,036	1,857
4.116% due 09/25/2036 ~	58	38
4.260% due 12/25/2035 ~	2,134	1,344
4.285% due 09/25/2035 ~	4,663	3,839
4.288% due 07/25/2036 ~	5,985	4,083
4.394% due 12/25/2035 ~	4,707	3,495
4.451% due 11/25/2035 ~	6,488	4,534
4.645% due 01/25/2037 ~	3,536	3,060
4.721% due 03/25/2035 ~	14	13
4.787% due 07/25/2035 ~	4,234	2,294
4.788% due 03/25/2035 ~	40	39
4.840% due 08/25/2035 ~	1,690	1,546
5.209% due 07/25/2036 •	5,054	4,856
5.229% due 10/25/2036 •	49	44
5.269% due 06/25/2037 •	7,902	2,824
5.349% due 09/25/2046 •	6,199	5,407
5.369% due 10/25/2036 •	1,912	1,733
5.369% due 06/25/2046 •	11,550	9,933
5.369% due 11/25/2046 •	20,032	17,932
5.389% due 04/25/2046 •	5,696	5,092
5.389% due 05/25/2046 •	26,403	23,578
5.409% due 04/25/2046 •	4,623	4,133
5.429% due 04/25/2035 •	1,477	1,351
5.429% due 09/25/2046 •	4,786	4,522
5.449% due 04/25/2035 •	3,902	3,134
5.449% due 07/25/2035 •	1,025	942
5.449% due 06/25/2037 •	12,170	11,185
5.469% due 02/25/2037 •	13,414	8,754
5.489% due 06/25/2035 •	3,043	2,460
5.489% due 07/25/2035 •	10,906	7,335
5.520% due 04/25/2035 ~	7	6
5.529% due 03/25/2035 •	213	210
5.529% due 07/25/2035 •	1,479	1,170
5.549% due 11/25/2036 •	5,827	5,455
5.609% due 02/25/2035 •	822	756
5.609% due 07/25/2045 •	2,642	2,110
5.649% due 02/25/2035 •	613	539
5.669% due 01/25/2035 •	1,217	930
5.769% due 08/25/2034 •	49	44
5.769% due 11/25/2034 •	4	4
5.769% due 07/25/2046 •	1,121	974
5.849% due 09/25/2034 •	54	47
6.529% due 10/25/2036 •	6,801	3,579

InTown Mortgage Trust
7.586% due 08/15/2039 •	6,175	6,203

JP Morgan Alternative Loan Trust
4.288% due 05/25/2036 ~	589	337
4.344% due 01/25/2036 ~	1,929	1,239
5.329% due 06/25/2037 •	29,935	15,543
5.369% due 06/25/2037 •	10,761	3,936
5.843% due 05/26/2037 ~	23,505	2,197
6.000% due 03/25/2036	1,572	808
6.000% due 12/27/2036	20,862	10,839
6.500% due 03/25/2036	3,934	2,222
6.500% due 12/25/2036 þ	36,759	31,331
6.810% due 08/25/2036 þ	11,281	10,942

JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)	158,100	1,195
0.613% due 10/05/2040 ~(a)	217,800	3,129
1.302% due 04/15/2046 ~(a)	4,984	0
1.462% due 08/15/2049 ~(a)	120,001	2,257
1.974% due 01/05/2040	15,870	13,990
2.287% due 03/05/2042	33,500	29,796
4.128% due 07/05/2031	27,783	25,480
5.693% due 04/15/2037 •	48,401	47,124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.221% due 06/15/2038 •		$19,290	$19,033
6.326% due 11/15/2038 •		1,350	1,343
6.511% due 03/15/2036 •		5,000	4,433
7.235% due 10/05/2040		70,400	75,623

JP Morgan Mortgage Trust
4.445% due 01/25/2037 ~		241	190
4.504% due 05/25/2036 ~		1,793	1,471
4.515% due 06/25/2036 ~		109	75
4.533% due 04/25/2037 ~		3,611	2,926
4.537% due 06/25/2036 ~		265	187
4.625% due 07/25/2063 ~		35,425	34,758
4.634% due 10/25/2036 ~		588	434
4.750% due 01/25/2063 ~		12,615	12,420
4.759% due 06/25/2037 ~		203	159
4.934% due 05/25/2036 ~		651	557
5.060% due 11/25/2035 ~		749	600
5.074% due 10/25/2036 ~		203	117
5.084% due 08/25/2036 ~		1,763	1,387
5.099% due 08/25/2035 ~		2	2
5.133% due 12/26/2037 ~		4,011	3,175
5.182% due 05/25/2036 ~		487	435
5.203% due 02/25/2036 ~		1,402	1,012
5.210% due 04/25/2036 ~		4,473	3,919
5.245% due 08/25/2036 ~		4,755	3,858
5.250% due 11/25/2063 ~		874	884
5.321% due 11/25/2035 ~		3,310	2,685
5.336% due 06/25/2036 ~		1,679	1,186
5.408% due 11/25/2035 ~		106	88
5.460% due 06/25/2037 ~		2,283	1,782
5.463% due 07/25/2035 ~		4	4
5.500% due 09/25/2035		2,029	1,561
5.500% due 01/25/2036		604	266
5.500% due 08/25/2037		2,028	877
5.533% due 10/25/2035 ~		157	123
5.546% due 07/25/2035 ~		89	84
5.548% due 02/25/2034 ~		2	2
5.566% due 08/25/2035 ~		530	466
5.570% due 04/25/2035 ~		31	30
5.613% due 04/25/2037 ~		393	294
5.634% due 07/25/2035 ~		538	517
5.670% due 06/25/2035 ~		531	533
5.686% due 10/25/2033 ~		10	9
5.693% due 04/25/2035 ~		81	80
5.703% due 07/25/2035 ~		164	161
5.703% due 08/25/2036 ~		367	302
5.707% due 04/25/2036 ~		558	484
5.710% due 09/25/2035 ~		97	90
5.738% due 02/25/2035 ~		5	5
5.750% due 03/25/2037		343	129
5.956% due 06/25/2035 ~		34	28
5.981% due 10/25/2035 ~		168	164
5.990% due 07/25/2064 ~		16,185	16,429
6.000% due 10/25/2034		1,711	1,288
6.000% due 07/25/2036		2,161	1,018
6.000% due 06/25/2037		10,948	4,167
6.000% due 08/25/2037		14,858	6,990
6.039% due 10/25/2037 ~		4,402	3,550
6.129% due 06/25/2035 ~		31	31
6.251% due 10/25/2035 ~		5	4
6.314% due 10/25/2036 ~		611	493
6.500% due 09/25/2035		124	80
6.693% due 02/25/2055 •		53,700	53,803
6.913% due 08/25/2035 ~		356	348
7.000% due 08/25/2037		776	417
7.205% due 07/25/2035 ~		17	17

JP Morgan Resecuritization Trust
3.787% due 11/26/2036 •		7,461	7,241

JPMDB Commercial Mortgage Securities Trust
0.827% due 12/15/2049 ~(a)		158,816	1,813

Jubilee Place BV
4.272% due 09/17/2060 •	EUR	6,133	6,842

Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	4,872
0.000% due 10/28/2051 (h)		10,711	14,174
5.808% due 10/28/2051 •		158,516	211,965
6.408% due 10/28/2051 •		21,423	28,644
6.758% due 10/28/2051 •		21,423	28,641
7.208% due 10/28/2051 •		12,854	17,178
8.008% due 10/28/2051 •		7,141	9,539
10.008% due 10/28/2051 •		12,139	16,159

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinbane DAC
4.196% due 09/25/2062 ~	EUR	38,181	$42,313
4.746% due 09/25/2062 ~		28,699	31,844
5.246% due 09/25/2062 ~		19,800	22,067
5.746% due 09/25/2062 ~		11,900	13,654

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	14,539
2.250% due 02/22/2045		26,742	22,062
5.900% due 02/22/2045 •		127,388	168,921
7.100% due 02/22/2045 •		82,543	106,981

Landmark Mortgage Securities PLC
3.919% due 06/17/2039 •	EUR	808	873
5.299% due 06/17/2039 •	GBP	3,413	4,458
5.440% due 04/17/2044 •		18,827	24,618

Legacy Mortgage Asset Trust
0.000% due 12/25/2053 «(b)(h)		$929	735
0.000% due 12/25/2056 ~(a)		734,584	5,127
0.000% due 07/25/2057 (h)		675	650
0.000% due 07/25/2057 ~		220,165	208,816
0.000% due 04/25/2058 ~		400	381
0.000% due 08/26/2058 (h)		730	658
0.000% due 01/28/2070 ~		4,459	3,220
0.125% due 12/26/2057 ~(a)		356,829	1,685
1.245% due 12/26/2057 ~(a)		78,894	897
2.991% due 12/25/2056 ~		734,584	588,647
3.750% due 04/25/2058 ~		108,947	106,930
4.000% due 02/25/2058 ~		133,317	132,754
4.000% due 04/25/2058 ~		106,604	98,524
4.000% due 08/26/2058 ~		41,609	41,857
4.010% due 12/25/2053 ~		1,385,586	1,417,672
4.148% due 04/25/2058 ~		51,884	30,070
4.250% due 02/25/2058 ~		132,996	132,095
4.250% due 08/26/2058 ~		357,273	352,363
4.315% due 02/25/2058 ~		132,995	95,750
4.323% due 06/25/2057 ~		100,106	93,431
4.384% due 01/25/2058 ~		160,999	149,191
4.495% due 12/26/2057 ~		273,713	221,309
4.500% due 02/25/2058 ~		132,996	124,861
4.517% due 08/26/2058 ~		178,636	134,822
4.650% due 11/25/2060 þ		15,087	15,107
5.935% due 01/28/2070 ~		411,449	404,080
6.710% due 01/28/2070 •		279	279

Lehman Mortgage Trust
1.731% due 03/25/2037 •(a)		11,873	1,354
4.487% due 12/25/2035 ~		2,881	502
4.757% due 07/25/2037 ~		2,796	1,509
5.093% due 01/25/2036 ~		706	672
5.289% due 10/25/2036 •		6,605	1,688
5.389% due 12/25/2036 •		5,849	1,186
5.500% due 12/25/2035		26	14
5.569% due 07/25/2036 •		4,795	1,804
5.750% due 12/25/2035		3,400	2,212
5.761% due 04/25/2036 ~		2,785	1,783
5.869% due 12/25/2035 •		592	330
6.000% due 08/25/2037		1,323	1,235
6.500% due 09/25/2037		4,650	1,622

Lehman XS Trust
5.269% due 11/25/2035 •		7	7
5.349% due 12/25/2036 •		2,286	1,767
5.349% due 11/25/2046 •		135	119
5.369% due 08/25/2046 •		6,915	6,860
5.369% due 11/25/2046 •		9,324	8,560
5.369% due 03/25/2047 •		8,890	7,560
5.369% due 07/25/2047 •		7,568	7,260
5.389% due 09/25/2046 •		72	69
5.449% due 03/25/2047 •		11,749	10,075
5.569% due 12/25/2035 •		6	4
5.569% due 08/25/2037 •		21,740	20,226
5.610% due 07/25/2035 þ		560	497
6.069% due 07/25/2047 •		25,829	18,406
6.623% due 03/25/2047 •		356	313

Ludgate Funding PLC
3.855% due 01/01/2061 •	EUR	1,565	1,690
5.260% due 01/01/2061 •	GBP	15,820	20,633
5.289% due 12/01/2060 •		6,233	8,191
5.700% due 01/01/2061 •		3,874	5,098

Luminent Mortgage Trust
5.289% due 11/25/2036 •		$1,877	1,676

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.309% due 12/25/2036 •		$8,522	$7,636
5.369% due 02/25/2046 •		74	56
5.529% due 05/25/2037 •		2,954	2,835

Lux Trust
7.787% due 08/15/2040 •		36,100	36,342

LUXE Commercial Mortgage Trust
7.464% due 10/15/2038 •		28,799	28,774
7.964% due 10/15/2038 •		38,383	38,342

Manhattan West Mortgage Trust
0.283% due 09/10/2039 ~(a)		807,900	4,295

Mansard Mortgages PLC
5.749% due 12/15/2049 •	GBP	4,495	5,961

MASTR Adjustable Rate Mortgages Trust
3.270% due 07/25/2035 ~		$614	540
3.499% due 07/25/2035 ~		138	123
3.554% due 04/25/2035 ~		1,616	1,465
3.839% due 09/25/2035 ~		729	441
4.485% due 10/25/2034 ~		133	121
4.504% due 12/25/2033 ~		15	15
4.582% due 09/25/2033 ~		331	319
4.596% due 11/25/2036 ~		37	20
4.650% due 12/25/2032 ~		266	246
4.971% due 04/25/2034 ~		399	397
5.449% due 05/25/2037 •		760	316
5.649% due 05/25/2047 •		5,903	4,771
5.897% due 01/25/2036 ~		1,490	1,442
6.000% due 05/25/2034 ~		247	237
6.069% due 09/25/2037 •		22,058	8,600
6.073% due 09/25/2034 ~		25	22
6.141% due 05/25/2034 ~		61	58
6.435% due 11/21/2034 ~		128	123
6.650% due 12/21/2034 ~		42	41
6.652% due 04/21/2034 ~		4,432	4,309
6.659% due 09/25/2034 ~		451	405
6.750% due 10/25/2032 ~		30	29
7.125% due 12/25/2033 ~		14	14
7.194% due 06/25/2035 ~		13	12
7.375% due 09/25/2033 ~		8	8
7.500% due 07/25/2034 ~		81	76

MASTR Alternative Loan Trust
5.500% due 07/25/2034		746	749
5.500% due 08/25/2034		1,584	1,562
5.500% due 04/25/2035		239	212
5.750% due 11/25/2033		1,577	1,519
7.000% due 06/25/2034		9	9

MASTR Asset Securitization Trust
5.500% due 06/26/2034		7	7
6.000% due 06/25/2036 •		1,036	615
6.000% due 06/25/2036		131	75

MASTR Reperforming Loan Trust
4.116% due 05/25/2036 ~		134	110
5.319% due 05/25/2035 •		1,471	737
5.329% due 07/25/2035 •		15,692	7,803

MASTR Seasoned Securitization Trust
4.500% due 02/25/2033		109	103
5.894% due 10/25/2032 ~		59	60
6.283% due 05/25/2032 ~		140	138
6.500% due 08/25/2032 ~		19	18
7.253% due 10/25/2032 ~		9	9
7.500% due 10/25/2032 ~		34	33

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911% due 11/15/2031 •		50	48
5.951% due 09/15/2030 •		43	43

Merrill Lynch Alternative Note Asset Trust
4.779% due 06/25/2037 ~		21,427	10,551
5.109% due 01/25/2037 •		51,419	15,026
5.269% due 01/25/2037 •		6,513	1,900
5.369% due 03/25/2037 •		7,543	1,949
5.569% due 03/25/2037 •		215	52

Merrill Lynch Mortgage Investors Trust
3.187% due 02/25/2034 ~		261	222
4.078% due 09/25/2036 ~		5,647	4,314
4.201% due 09/25/2037 ~		3,124	2,673
4.243% due 03/25/2036 ~		1,544	760
4.333% due 05/25/2034 ~		45	40
4.750% due 07/25/2033 ~		58	56
5.217% due 06/25/2037 ~		3,732	3,416

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.262% due 03/25/2030 •		$80	$71
5.269% due 09/25/2037 •		5,542	3,182
5.370% due 09/25/2035 ~		27	22
5.413% due 07/25/2035 ~		282	122
5.429% due 04/25/2029 •		230	214
5.429% due 03/25/2030 •		39	36
5.429% due 09/25/2037 •		9,982	5,802
5.442% due 10/25/2028 •		11	11
5.462% due 11/25/2029 •		13	12
5.517% due 02/25/2035 ~		690	651
5.551% due 04/25/2035 ~		618	552
5.629% due 06/25/2028 •		408	374
5.629% due 11/25/2029 •		490	443
5.632% due 09/25/2033 ~		239	228
5.649% due 04/25/2028 •		3	3
5.994% due 07/25/2035 ~		348	315
6.003% due 12/25/2035 ~		1,754	873
6.075% due 05/25/2029 ~		36	33
6.112% due 12/25/2035 ~		825	783
6.133% due 02/25/2036 ~		1,146	1,122
6.189% due 07/25/2030 •		70	68
6.250% due 10/25/2036		1,679	672
6.266% due 02/25/2034 ~		32	31
6.304% due 01/25/2030 •		2	2
6.384% due 01/25/2029 •		74	65
6.425% due 05/25/2036 ~		1,502	1,482
6.506% due 10/25/2036 ~		7,675	6,768
6.549% due 12/25/2034 ~		5	5
6.685% due 02/25/2033 ~		10	9
6.713% due 05/25/2036 ~		5	5
6.758% due 05/25/2036 ~		149	148
6.957% due 12/25/2034 ~		73	71
7.158% due 07/25/2033 ~		41	39
7.228% due 01/25/2029 ~		1,341	1,302
7.228% due 09/25/2029 ~		26	25
7.278% due 07/25/2034 ~		376	365
7.375% due 01/25/2029 ~		1	1

Merrill Lynch Mortgage-Backed Securities Trust
4.919% due 06/25/2037 ~		5	3
6.780% due 08/25/2036 •		3,038	2,703

Merrion Square Residential
4.474% due 03/24/2081 •	EUR	101,676	113,203

MFA Trust
4.250% due 02/25/2066 ~		$3,839	3,727
4.400% due 03/25/2068 þ		61,248	60,506
6.105% due 12/25/2068 þ		20,467	20,664
6.775% due 10/25/2058 þ		20,857	21,279

MKT Mortgage Trust
2.694% due 02/12/2040		16,065	13,818

Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048		271	270

Morgan Stanley Capital Trust
0.818% due 11/12/2049 ~(a)		57	0
1.000% due 07/15/2053 ~(a)		54,413	2,421
1.952% due 07/15/2053 ~(a)		96,514	7,809
2.509% due 04/05/2042 ~		2,000	1,690
3.340% due 03/15/2049		3,403	3,365

Morgan Stanley Mortgage Loan Trust
2.274% due 06/25/2037 ~		11,083	5,417
3.680% due 11/25/2037 ~		1,421	1,210
3.701% due 07/25/2035 ~		122	107
4.179% due 05/25/2036 ~		7,270	3,919
4.452% due 12/25/2037 ~		3,898	2,607
4.515% due 09/25/2035 ~		32	21
4.626% due 01/25/2035 ~		198	180
4.666% due 11/25/2035 ~		65	28
5.249% due 01/25/2036 •		988	545
5.269% due 08/25/2035 •		1,080	582
5.453% due 07/25/2034 ~		65	60
5.500% due 11/25/2035		40	35
5.582% due 08/25/2034 ~		405	374
5.725% due 08/25/2034 ~		2	1
6.000% due 08/25/2037		272	98
6.000% due 10/25/2037		6,353	3,420
6.067% due 10/25/2034 ~		21	20
6.162% due 09/25/2034 ~		934	922
6.235% due 09/25/2034 ~		268	261
6.239% due 07/25/2035 ~		45	41
6.555% due 09/25/2034 ~		434	417

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.620% due 07/25/2034 ~		$88	$90
6.934% due 10/25/2034 ~		23	23
7.013% due 08/25/2036 þ		5,863	1,276
7.153% due 06/25/2036 ~		116	113

Morgan Stanley Re-REMIC Trust
3.745% due 06/26/2047 •		37,171	32,052
4.110% due 04/26/2047 •		26,863	18,518
4.225% due 06/26/2047 •		440	345
5.250% due 05/26/2037 ~		7,064	3,353
5.831% due 04/26/2047 ~		2,898	1,538
6.250% due 08/26/2047 ~		10,834	5,661

Mortgage Equity Conversion Asset Trust
4.410% due 05/25/2042 •		28,057	27,472

MortgageIT Mortgage Loan Trust
5.269% due 06/25/2047 •		1,337	1,105
5.389% due 04/25/2036 •		9,213	7,703
5.429% due 06/25/2047 •		10,337	8,525
5.469% due 11/25/2035 •		12,485	10,331

MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	745
1.049% due 09/05/2047 ~(a)		53,100	1,395

NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		385	346
6.500% due 02/25/2035		1,169	1,003
7.500% due 03/25/2034		1,353	1,254

Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036		10,000	9,196
3.821% due 02/15/2039		29,500	27,223
3.917% due 11/15/2032 ~		24,287	23,164

New Orleans Hotel Trust
6.133% due 04/15/2032 •		1,100	1,083
6.433% due 04/15/2032 •		14,615	14,149

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,520	1,464
3.750% due 11/25/2058 ~		18,621	17,938
6.864% due 10/25/2063 þ		141,384	144,043

New Rochelle Public Library Trust
0.000% due 05/01/2058 (h)		448	437
0.000% due 09/25/2062 (h)		408	402
0.000% due 09/25/2063 (h)		262	251
0.000% due 11/25/2063 (h)		426	409
3.560% due 05/01/2058 ~		239,244	218,190
3.902% due 09/25/2063 ~		171,045	146,890
4.439% due 11/25/2063 ~		195,263	176,463
4.549% due 09/25/2062 ~		168,182	148,579

New York Mortgage Trust
3.750% due 02/25/2068 ~		12,376	11,800
5.629% due 08/25/2035 •		239	219

Newgate Funding PLC
4.081% due 12/15/2050 •	EUR	293	323
4.731% due 12/15/2050 •		1,733	1,823
4.981% due 12/15/2050 •		2,899	3,012
5.289% due 12/01/2050 •	GBP	1,159	1,520
6.099% due 12/15/2050 •		9,198	11,953
6.349% due 12/15/2050 •		2,599	3,304

NLT Trust
3.200% due 10/25/2062 ~		$15,460	14,077

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 10/25/2035 ~		216	187
5.278% due 02/25/2036 ~		615	456
5.289% due 10/25/2036 •		1,941	1,594
5.500% due 05/25/2033		1	1
5.508% due 02/25/2036 ~		1,448	1,080
5.529% due 04/25/2037 •		38	39
5.858% due 02/25/2036 ~		274	212
5.969% due 05/25/2035 •		2,792	2,202
6.000% due 05/25/2033		2	2
6.215% due 08/25/2036 ~		4,054	1,153
6.288% due 08/25/2034 ~		834	824
6.431% due 08/25/2036 ~		10,072	2,865
7.000% due 04/25/2033		5	6

Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		93,371	75,135
2.920% due 10/25/2036 ~		6,456	3,706
4.105% due 10/26/2036 •		3,307	2,872
5.869% due 07/25/2036 •		2,464	2,383
6.000% due 07/26/2037		14,301	5,369

24	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NovaStar Mortgage Funding Trust
0.484% due 09/25/2046 •		$69,245	$27,674

NRPLM Trust
4.439% due 11/25/2063 ~		8,267	7,072
4.459% due 09/27/2062		7,134	5,963

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •		26,300	25,563

OBX Trust
3.270% due 01/25/2062 ~		5,509	5,349
3.602% due 03/25/2053 ~		45,868	44,837
3.617% due 04/25/2053 ~		69,005	68,651
5.928% due 11/25/2063 þ		22,382	22,627
6.030% due 01/25/2064 þ		29,723	30,250
6.113% due 03/25/2063 þ		41,853	42,245
6.233% due 05/25/2064 þ		25,395	25,856
6.319% due 01/25/2062 þ		17,263	17,450
6.465% due 10/25/2063 þ		35,529	36,134
6.520% due 07/25/2063 þ		30,537	31,061
6.567% due 06/25/2063 þ		35,835	36,438
6.844% due 04/25/2063 þ		18,603	19,007
7.045% due 09/25/2063 þ		30,297	31,035
7.159% due 10/25/2063 þ		46,144	47,386

OPEN Trust
8.186% due 10/15/2028 •		81,810	82,783

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.989% due 07/25/2035 •		6,091	5,918
6.019% due 04/25/2035 •		1,939	1,936

PHH Alternative Mortgage Trust
5.669% due 07/25/2037 •		773	745
6.000% due 02/25/2037		2,456	2,025

Polaris PLC
5.749% due 12/23/2058 ~	GBP	2,814	3,765

PRET LLC
3.900% due 10/25/2063 ~		$20,452	19,776
7.125% due 04/25/2054 þ		60,855	61,442

Prime Mortgage Trust
5.319% due 06/25/2036 •		29	27
7.000% due 07/25/2034		82	75

PRKCM Trust
6.333% due 03/25/2059 þ		24,764	25,178
6.431% due 05/25/2059 þ		944	964
6.584% due 09/25/2058 þ		33,652	34,179
7.225% due 11/25/2058 þ		20,398	20,893

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (h)		85,302	67,476
4.586% due 10/29/2054		155,415	172,048
5.036% due 10/29/2054		52,929	58,170
5.336% due 10/29/2054		38,495	41,929
6.316% due 10/29/2054		28,871	31,389
8.186% due 10/29/2054		24,059	26,085

PRPM LLC
1.319% due 07/25/2051 þ		$2,101	1,933
1.455% due 10/25/2051 ~		6,162	5,677
3.750% due 03/25/2054 þ		8,003	7,814
4.000% due 06/25/2053 þ		38,601	38,003
4.000% due 11/25/2053 þ		3,781	3,699
4.000% due 01/25/2054 þ		2,013	1,984
4.000% due 05/25/2054 þ		912	899
4.000% due 07/25/2054 þ		936	916
4.000% due 08/25/2054 þ		911	892
4.200% due 12/25/2064 þ		14,010	13,767
5.228% due 08/25/2069 þ		10,900	10,914
6.414% due 08/25/2029 þ		6,572	6,616
7.026% due 03/25/2029 þ		58,708	59,181

PRPM Trust
6.221% due 11/25/2068 þ		6,203	6,287
6.250% due 08/25/2068 þ		30,975	31,335
6.265% due 12/25/2068 þ		10,226	10,418
6.327% due 06/25/2069 þ		20,271	20,638

RBSSP Resecuritization Trust
4.306% due 12/26/2036 ~		10,345	9,813
4.557% due 10/26/2036 ~		6,573	6,223
4.596% due 09/28/2047 ~		77,794	58,147
4.640% due 03/26/2037 •		25,304	21,652
4.815% due 08/26/2045 •		94	91

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.011% due 03/26/2036 ~		$5,351	$3,730
5.058% due 12/26/2036 ~		1,789	1,487
5.203% due 02/28/2047 ~		11,257	7,633
5.632% due 06/27/2036 •		1,000	859
7.142% due 12/26/2037 •		18,712	15,941

RCKT Mortgage Trust
5.158% due 10/25/2044 «þ		32,940	32,897
5.846% due 08/25/2044 þ		53,030	53,726
6.141% due 04/25/2044 ~		70,497	71,396
6.147% due 06/25/2044 þ		74,370	75,628
6.808% due 09/25/2043 ~		11,231	11,422

Real Estate Asset Liquidity Trust
3.641% due 03/14/2061	CAD	9,185	6,780

Regal Trust
1.723% due 09/29/2031 •		$21	20

Residential Accredit Loans, Inc. Trust
1.649% due 12/26/2034 ~		131	56
4.404% due 08/25/2035 ~		538	211
5.119% due 02/25/2047 •		31,554	10,881
5.219% due 02/25/2036 •		6,024	3,919
5.269% due 08/25/2035 •		2,255	1,708
5.269% due 04/25/2037 •		2,386	1,735
5.287% due 04/25/2035 ~		7,685	5,635
5.299% due 03/25/2037 •		156	30
5.309% due 01/25/2037 •		2,066	1,790
5.319% due 01/25/2036 •		2,113	1,473
5.329% due 05/25/2036 •		5,418	4,958
5.329% due 07/25/2036 •		21,790	7,760
5.329% due 09/25/2036 •		5,750	5,244
5.329% due 11/25/2036 •		1,853	1,012
5.329% due 01/25/2037 •		487	324
5.329% due 06/25/2046 •		40,046	9,436
5.349% due 09/25/2036 •		2,670	2,429
5.369% due 06/25/2036 •		116	82
5.369% due 05/25/2047 •		4,354	3,931
5.379% due 12/25/2035 ~		6,334	5,551
5.379% due 09/25/2046 •		1,865	1,796
5.399% due 05/25/2046 •		11,296	10,057
5.489% due 12/25/2045 •		9,263	7,651
5.500% due 08/25/2035		1,025	761
5.500% due 11/25/2035 •		2,039	1,647
5.500% due 06/25/2037		3,098	2,383
5.509% due 05/25/2046 •		641	508
5.529% due 12/25/2045 •		283	198
5.554% due 07/25/2035 ~		2,404	1,343
5.569% due 04/25/2036 •		16,907	14,688
5.569% due 08/25/2036 •		3,256	2,480
5.750% due 01/25/2037		1,864	1,436
5.790% due 07/25/2035 ~		799	759
6.000% due 08/25/2035		304	271
6.000% due 10/25/2035		5,563	1,988
6.000% due 12/25/2035		4,479	3,848
6.000% due 08/25/2036		12,713	10,670
6.000% due 09/25/2036		1,804	1,453
6.000% due 01/25/2037		1,344	1,054
6.000% due 02/25/2037		7,225	5,868
6.000% due 03/25/2037		6,135	5,276
6.000% due 05/25/2037		6,446	5,224
6.000% due 06/25/2037		11,776	9,381
6.123% due 01/25/2046 •		9,442	7,606
6.204% due 07/25/2035 ~		4,670	3,386
6.483% due 09/25/2045 •		262	223
6.500% due 08/25/2036		13,344	10,891
6.500% due 02/25/2037		4,031	3,383
6.505% due 11/25/2037 ~		6,428	5,350
6.623% due 08/25/2035 •		145	120
6.750% due 06/25/2037		6,180	2,606
8.243% due 08/25/2047 •		62,315	10,304

Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		42	38
7.500% due 07/25/2032		324	124

Residential Asset Securitization Trust
1.721% due 04/25/2037 •(a)		9,727	1,511
4.948% due 01/25/2034 ~		71	68
5.250% due 09/25/2033		292	288
5.269% due 07/25/2035 •		2,839	1,394
5.279% due 04/25/2037 •		9,727	1,958
5.319% due 06/25/2036 •		5,889	1,672
5.419% due 11/25/2034 •		569	514

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/25/2035		$5,207	$3,131
5.500% due 09/25/2035		18,727	8,977
5.519% due 08/25/2033 •		427	388
5.669% due 07/25/2036 •		4,217	2,778
6.000% due 02/25/2036		6,535	2,663
6.000% due 09/25/2036		4,453	1,439
6.000% due 11/25/2036		6,355	2,305
6.000% due 01/25/2037		3,344	1,105
6.000% due 03/25/2037		6,766	2,160
6.000% due 04/25/2037		536	285
6.000% due 05/25/2037		6,450	3,451
6.000% due 07/25/2037		9,958	3,788
6.000% due 08/25/2037		640	334
6.250% due 11/25/2036		11,682	4,412
6.500% due 09/25/2036		3,265	1,164
6.500% due 04/25/2037		19,150	5,330

Residential Funding Mortgage Securities, Inc. Trust
0.000% due 06/20/2048 (h)	GBP	950	9
4.607% due 08/25/2035 ~		$1,512	697
5.500% due 03/25/2037		1,871	1,322
5.558% due 11/25/2036 ~		1,225	1,021
5.750% due 09/25/2036		281	227
5.974% due 10/25/2037 ~		2,783	2,419
5.980% due 06/20/2048 •	GBP	265,601	355,698
5.994% due 07/27/2037 ~		$99	82
6.000% due 04/25/2037 •		58	46
6.000% due 04/25/2037		1,114	875
6.000% due 10/25/2037		366	213
6.000% due 10/25/2037 ~		4,409	2,826
6.110% due 09/25/2036 ~		16	15
6.117% due 04/25/2037 ~		333	296
6.480% due 06/20/2048 •	GBP	28,170	37,670
6.500% due 03/25/2032		$24	24
6.880% due 06/20/2048 •	GBP	24,420	32,655
7.730% due 06/20/2048 •		12,198	16,330
7.980% due 06/20/2048 •		2,170	2,883
8.980% due 06/20/2048 •		11,272	15,046
9.118% due 06/20/2048 ~		1,900	2,442
9.980% due 06/20/2048 •		9,398	12,545
11.480% due 06/20/2048 •		21,625	28,855

Resloc U.K. PLC
3.641% due 12/15/2043 •	EUR	3,977	4,330

Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	94,120	109,877
0.010% due 08/20/2056 «		24,190	32,123
0.070% due 08/28/2056 (a)		2,143	1
5.880% due 08/28/2056 •		123,878	165,338
6.111% due 08/28/2056		78,831	105,282
6.480% due 08/28/2056 •		45,046	60,081
7.280% due 08/28/2056 •		11,260	15,030
7.980% due 08/28/2056 •		3,095	4,139
8.230% due 08/28/2056 •		15,766	21,051
9.280% due 08/28/2056 •		9,008	11,996

RMAC PLC
6.180% due 02/15/2047 •		8,480	11,418

RMAC Securities PLC
3.610% due 06/12/2044 •	EUR	1,168	1,268
3.730% due 06/12/2044 •		2,364	2,535
5.249% due 06/12/2044 •	GBP	7,995	10,434
5.269% due 06/12/2044 •		4,137	5,435
5.358% due 06/12/2044 •		$19,537	19,025

Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		23,143	19,832
4.000% due 06/28/2058 ~		63,499	33,705
4.245% due 06/28/2058 •		496,904	554,621
4.345% due 06/28/2058 •		39,593	44,024
4.545% due 06/28/2058 •		33,617	37,099
5.345% due 06/28/2058 •		28,014	30,778
6.345% due 06/28/2058 •		16,808	18,313
6.845% due 06/28/2058 •		8,964	9,500

Sequoia Mortgage Trust
2.996% due 08/20/2047 ~		$2,686	1,812
3.912% due 09/20/2046 ~		206	145
4.174% due 07/20/2037 ~		2,738	2,022
4.477% due 09/20/2046 ~		1,409	832
4.578% due 02/20/2047 ~		1,320	1,069
4.800% due 07/20/2037 ~		464	361
5.695% due 08/20/2034 •		149	136

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.735% due 06/20/2033 •		$47	$47
5.755% due 10/20/2034 •		1,142	1,047
5.775% due 07/20/2033 •		102	100
5.835% due 10/20/2027 •		3	3
5.835% due 04/20/2033 •		21	20
5.840% due 10/20/2034 •		65	53
5.875% due 10/20/2027 •		6	6
6.068% due 04/20/2033 •		200	197
6.388% due 11/20/2034 •		66	60

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •		1,900	1,814

Shamrock Residential DAC
4.374% due 06/24/2071 •	EUR	16,292	18,132
4.874% due 01/24/2061 •		6,266	6,978

SMRT Commercial Mortgage Trust
6.097% due 01/15/2039 •		$74,604	74,009

Stratton Mortgage Funding PLC
5.881% due 06/28/2050 •	GBP	32,215	43,095
6.132% due 06/20/2060 •		154,031	206,770

Structured Adjustable Rate Mortgage Loan Trust
3.880% due 05/25/2036 ~		$4,530	3,194
3.883% due 08/25/2036 ~		10,554	8,588
3.942% due 02/25/2036 ~		312	267
4.027% due 11/25/2035 ~		135	126
4.077% due 05/25/2036 ~		3,557	1,966
4.274% due 11/25/2035 ~		30	27
4.535% due 01/25/2037 ~		2,890	2,127
4.630% due 07/25/2037 ~		25	16
4.635% due 01/25/2036 ~		2,651	1,496
4.663% due 03/25/2035 ~		8,177	6,850
4.667% due 09/25/2036 ~		6,243	4,367
4.680% due 09/25/2036 ~		6,439	6,090
4.817% due 11/25/2035 ~		194	127
4.953% due 08/25/2035 ~		750	650
4.992% due 04/25/2035 ~		34	31
5.123% due 05/25/2035 ~		1,029	838
5.207% due 03/25/2036 ~		572	449
5.228% due 02/25/2036 ~		4,478	2,383
5.231% due 12/25/2034 ~		17	15
5.235% due 07/25/2035 ~		1,353	1,167
5.250% due 12/25/2035 ~		130	75
5.269% due 09/25/2034 •		139	126
5.269% due 02/25/2037 •		1,619	1,520
5.289% due 12/25/2036 •		1,557	1,457
5.329% due 07/25/2035 •		356	164
5.365% due 09/25/2035 ~		793	709
5.370% due 12/25/2035 ~		89	65
5.469% due 10/25/2034 •		254	227
5.614% due 04/25/2035 •		539	537
5.662% due 09/25/2036 ~		2,044	1,270
5.665% due 02/25/2035 ~		637	648
5.759% due 04/25/2034 ~		4	4
5.820% due 10/25/2034 ~		657	624
5.865% due 01/25/2035 •		13	10
5.944% due 09/25/2034 ~		168	161
6.036% due 03/25/2035 ~		229	210
6.089% due 05/25/2035 ~		2,675	1,931
6.112% due 11/25/2034 ~		1,115	1,059
6.155% due 01/25/2035 ~		528	518
6.190% due 10/25/2035 ~		1,130	1,021
6.315% due 10/25/2034 ~		31	30
6.358% due 02/25/2034 ~		279	266
6.626% due 10/25/2037 •		3,048	2,814
6.801% due 02/25/2034 ~		234	225
6.840% due 12/25/2034 ~		179	177
6.857% due 04/25/2034 ~		8	8
7.269% due 12/25/2037 •		3,606	3,157
7.425% due 03/25/2034 ~		229	214

Structured Asset Mortgage Investments Trust
3.680% due 05/25/2047 ~		22,213	17,834
3.906% due 05/25/2045 ~		49	41
5.039% due 05/25/2036 ~		149	30
5.089% due 08/25/2036 •		4,294	3,778
5.329% due 01/25/2037 •		4,843	4,220
5.329% due 07/25/2046 •		5,769	4,927
5.349% due 06/25/2036 •		1,425	1,389
5.349% due 07/25/2046 •		4,518	3,458
5.369% due 05/25/2036 •		6,689	5,374
5.369% due 10/25/2036 •		1,871	1,659
5.389% due 04/25/2036 •		6,002	5,338

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.389% due 05/25/2036 •		$105	$71
5.389% due 08/25/2036 •		10,907	8,987
5.389% due 05/25/2046 •		84	56
5.389% due 09/25/2047 •		9,976	8,581
5.409% due 09/25/2047 •		7,736	6,830
5.429% due 02/25/2036 •		28,326	23,685
5.429% due 07/25/2036 •		8	3
5.429% due 05/25/2045 •		2,721	2,414
5.529% due 02/25/2036 •		6,130	5,127
5.569% due 08/25/2036 •		3,748	2,727
5.579% due 07/19/2035 •		752	704
5.759% due 05/19/2035 •		482	460
5.819% due 05/25/2047 •		2,473	1,976
6.069% due 09/25/2047 •		11,910	9,902
6.658% due 02/19/2035 ~		1	1

Structured Asset Securities Corp.
5.319% due 03/25/2035 •		2,082	1,811
5.319% due 04/25/2035 •		205	179

Structured Asset Securities Corp. Mortgage Loan Trust
5.689% due 11/25/2035 •		1,106	905

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.954% due 09/25/2033 ~		84	68
5.369% due 09/25/2033 ~		497	450
5.429% due 07/25/2032 ~		18	18
5.709% due 01/25/2034 ~		35	35
6.073% due 11/25/2033 ~		451	435
6.186% due 11/25/2033 ~		13	13
6.246% due 12/25/2033 ~		627	623
6.465% due 09/25/2033 ~		57	55
6.698% due 03/25/2033 ~		37	36
6.747% due 12/25/2033 ~		828	787
6.945% due 12/25/2033 ~		209	203
7.034% due 03/25/2033 ~		726	644
7.317% due 11/25/2033 ~		185	188
7.318% due 11/25/2032 ~		122	123
7.649% due 07/25/2033 ~		79	77
7.744% due 01/25/2034 ~		5	4
7.969% due 07/25/2032 •		764	690

Structured Asset Securities Corp. Trust
5.500% due 04/25/2035		812	776
5.750% due 04/25/2035		4,701	2,616

SunTrust Adjustable Rate Mortgage Loan Trust
5.534% due 04/25/2037 ~		956	552
5.606% due 02/25/2037 ~		1,606	1,396

TDA Mixto Fondo de Titulizacion de Activos
6.955% due 03/22/2036	EUR	1,200	1,334

Terwin Mortgage Trust
4.542% due 10/25/2037 •		$30,904	9,765

Thornburg Mortgage Securities Trust
3.584% due 03/25/2044 ~		933	914
5.219% due 12/25/2044 ~		3,925	3,713
5.272% due 03/25/2044 ~		3,047	2,975
5.509% due 03/25/2044 •		31	30
6.294% due 10/25/2043 ~		120	110

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	549,909	737,439

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,736	2,630
3.750% due 09/25/2062		92,210	88,664
3.989% due 01/25/2063 ~		8,504	7,519
4.134% due 04/25/2055 ~		20,000	19,501
5.134% due 07/25/2065 ~		49,087	49,632

Tower Bridge Funding PLC
6.127% due 01/20/2066 •	GBP	136,598	183,472

Trinity Square PLC
5.946% due 07/15/2059 ~		188,838	253,367

Turkeys First National Bank
7.962% due 11/15/2034 «(m)		$60,100	60,100

Uropa Securities PLC
3.899% due 10/10/2040 •	EUR	3,891	4,247
5.379% due 10/10/2040 •	GBP	11,599	15,299
5.429% due 10/10/2040 •		1,983	2,571

VASA Trust
6.111% due 07/15/2039 •		$17,800	16,507

Verus Securitization Trust
4.260% due 02/25/2067 þ		25,005	24,299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.799% due 07/25/2069 þ	$37,606	$38,033
5.811% due 05/25/2068 þ	29,951	30,167
5.850% due 12/25/2067 þ	14,957	15,044
5.930% due 03/25/2068 þ	25,724	25,922
5.999% due 02/25/2068 þ	15,169	15,280
6.116% due 03/25/2069 þ	54,718	55,620
6.192% due 06/25/2069 þ	38,003	38,759
6.218% due 06/25/2069 þ	34,415	35,085
6.259% due 12/25/2068 þ	21,407	21,768
6.338% due 04/25/2069 þ	29,784	30,394
6.443% due 08/25/2068 þ	25,512	25,938
6.476% due 06/25/2068 þ	19,161	19,449
6.665% due 09/25/2068 þ	61,941	63,198
6.790% due 10/25/2067 þ	14,167	14,319
6.876% due 11/25/2068 ~	16,562	16,985
7.070% due 10/25/2068 þ	58,282	59,830

Visio Trust
6.598% due 10/25/2058 þ	18,246	18,566

Wachovia Mortgage Loan Trust LLC
1.784% due 01/25/2037 •	23,124	8,742
1.925% due 08/25/2036 •	19,398	6,718
6.238% due 10/20/2035 ~	52	50
6.456% due 10/20/2035 ~	179	173
6.771% due 10/20/2035 ~	489	480
6.990% due 08/20/2035 ~	286	280

WaMu Mortgage Pass-Through Certificates Trust
3.392% due 01/25/2037 ~	1,818	1,536
3.427% due 05/25/2037 ~	4,919	3,892
3.461% due 01/25/2037 ~	2,808	2,534
3.745% due 01/25/2037 ~	5,536	4,805
3.880% due 05/25/2037 ~	500	426
3.982% due 11/25/2036 ~	1,550	1,354
4.009% due 03/25/2037 ~	12,846	10,894
4.020% due 10/25/2036 ~	542	495
4.032% due 11/25/2036 ~	427	373
4.145% due 10/25/2036 ~	130	119
4.150% due 03/25/2037 ~	6,291	5,578
4.168% due 02/25/2037 ~	1,552	1,323
4.176% due 02/25/2037 ~	13,163	12,152
4.238% due 01/25/2036 ~	544	503
4.242% due 02/25/2037 ~	6,182	5,656
4.242% due 06/25/2037 ~	1,165	1,013
4.306% due 12/25/2036 ~	2,373	2,137
4.308% due 06/25/2037 ~	3,071	2,646
4.316% due 12/25/2036 ~	33	29
4.375% due 02/25/2037 ~	7,281	6,512
4.390% due 12/25/2046 •	6,149	5,144
4.459% due 04/25/2037 ~	6,727	6,153
4.522% due 05/25/2046 •	6,076	5,604
4.531% due 07/25/2037 ~	38,846	35,365
4.556% due 01/25/2036 ~	187	185
4.572% due 03/25/2036 ~	1,239	1,162
4.875% due 08/25/2046 ~	41	38
4.957% due 12/25/2035 ~	8,047	7,446
4.973% due 09/25/2036 ~	4,234	3,767
5.045% due 01/25/2036 ~	929	895
5.058% due 10/25/2035 ~	1,497	1,367
5.064% due 07/25/2037 ~	1,368	1,219
5.118% due 03/25/2035 ~	445	446
5.225% due 09/25/2035 ~	158	147
5.343% due 01/25/2035 ~	753	697
5.373% due 08/25/2036 ~	8,038	7,112
5.429% due 04/25/2045 •	6,371	6,410
5.489% due 11/25/2045 •	1,604	1,519
5.509% due 12/25/2045 •	1,531	1,387
5.530% due 02/25/2033 ~	144	139
5.549% due 07/25/2045 •	2,979	2,903
5.549% due 12/25/2045 •	2,223	2,007
5.589% due 01/25/2045 •	338	341
5.609% due 08/25/2045 •	14,117	14,085
5.629% due 01/25/2045 •	1,661	1,670
5.649% due 01/25/2045 •	1,731	1,698
5.669% due 01/25/2045 •	28	28
5.689% due 11/25/2034 •	2,675	2,592
5.709% due 11/25/2034 •	916	874
5.729% due 01/25/2045 •	783	790
5.749% due 10/25/2044 •	640	617
5.769% due 10/25/2044 •	830	780
5.823% due 02/25/2047 •	12,632	10,953
5.849% due 11/25/2034 •	18	17

26	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.849% due 07/25/2044 •		$2,617	$2,491
5.853% due 01/25/2047 •		641	603
5.863% due 01/25/2047 •		2,836	2,551
5.869% due 08/25/2045 •		1,503	1,496
5.873% due 06/25/2047 •		7,247	6,027
5.883% due 04/25/2047 •		1,702	1,512
5.963% due 11/25/2046 •		5,403	4,528
6.003% due 10/25/2046 •		24,825	21,160
6.083% due 09/25/2046 •		3,838	3,127
6.084% due 08/25/2034 ~		276	270
6.103% due 06/25/2046 •		451	417
6.103% due 07/25/2046 •		5,388	4,943
6.113% due 06/25/2046 •		1,126	1,023
6.119% due 06/25/2033 •		482	465
6.123% due 02/25/2046 •		1,809	1,654
6.171% due 07/25/2046 •		5,261	4,672
6.323% due 11/25/2042 •		70	66
6.325% due 12/25/2032 ~		116	112
6.519% due 11/25/2033 •		343	325
6.523% due 08/25/2042 •		56	53
6.529% due 10/25/2045 •		519	514
6.577% due 09/25/2033 ~		672	669
6.754% due 08/25/2033 ~		147	148
7.266% due 06/25/2033 ~		376	369

WaMu Mortgage-Backed Pass-Through Certificates
5.302% due 12/19/2039 ~		136	134

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	43,698
5.902% due 12/21/2049		150,371	201,648
6.630% due 12/21/2049 •		46,014	61,853
7.130% due 12/21/2049 •		23,010	30,696
7.630% due 12/21/2049 •		13,146	17,467
8.130% due 12/21/2049 •		13,146	17,329

Washington Mutual Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		$123	112
4.022% due 09/25/2036 þ		27,760	7,646
4.126% due 10/25/2036 þ		54	19
4.207% due 10/25/2036 þ		6,425	1,812
5.349% due 07/25/2046 •		222	185
5.369% due 07/25/2035 •		621	526
5.419% due 05/25/2035 •		2,710	2,227
5.429% due 12/25/2036 •		2,584	2,082
5.489% due 12/25/2035 •		1,356	1,173
5.500% due 06/25/2035		1,049	897
5.500% due 08/25/2035		878	769
5.500% due 11/25/2035		324	259
5.569% due 03/25/2036 •		814	736
5.665% due 05/25/2033 ~		395	403
5.750% due 11/25/2035		396	363
5.750% due 01/25/2036		2,891	2,447
5.823% due 01/25/2047 •		13,621	11,303
5.823% due 04/25/2047 •		3,158	2,511
5.843% due 12/25/2046 •		4,544	3,598
5.893% due 04/25/2047 •		4,449	3,549
5.973% due 10/25/2046 •		9,739	8,275
6.000% due 09/25/2035 •		298	257
6.000% due 11/25/2035		1,055	1,038
6.000% due 04/25/2036		1,907	1,644
6.000% due 04/25/2037		4,602	4,075
6.043% due 09/25/2046 •		14,286	11,591
6.063% due 04/25/2046 •		23,391	18,783
6.093% due 05/25/2046 •		1,985	1,708
6.500% due 11/25/2035		520	360
6.500% due 03/25/2036		10,066	7,889
6.500% due 07/25/2036 þ		1,379	325
6.500% due 08/25/2036		14,286	12,101
6.721% due 07/25/2036 þ		21,102	4,963
6.949% due 07/25/2036 þ		1,919	451
7.000% due 05/25/2036 þ		2,665	2,326
7.500% due 04/25/2033		4	5

Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		330	295

Wells Fargo Commercial Mortgage Trust
1.105% due 01/15/2052 ~(a)		115,948	3,723
1.748% due 10/15/2049 ~(a)		244,204	5,799
3.324% due 01/15/2059		2,721	2,705
3.487% due 11/15/2048		975	967

Wells Fargo Mortgage Loan Trust
4.582% due 12/27/2046 ~		11,374	5,661
5.752% due 09/27/2047 •		14,761	13,517

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2036	$266	$242
6.000% due 06/25/2037	359	329
6.000% due 11/25/2037	614	554
6.169% due 04/25/2036 ~	1,588	1,552
6.327% due 04/25/2037 ~	78	69
6.440% due 11/25/2037 ~	16	14
6.574% due 04/25/2036 ~	621	599
6.820% due 10/25/2036 ~	906	851
7.068% due 10/25/2034 ~	14	14
7.101% due 08/25/2036 ~	355	321
7.355% due 08/25/2035 ~	70	69
7.402% due 10/25/2036 ~	1,228	1,107

WSTN Trust
6.518% due 07/05/2037 ~	64,300	65,909

Total Non-Agency Mortgage-Backed Securities (Cost $57,915,808)		55,809,400

ASSET-BACKED SECURITIES 19.5%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •	38,400	38,400
6.591% due 07/15/2034 •	26,050	26,092
7.101% due 01/15/2034 •	64,500	64,635

522 Funding CLO Ltd.
6.624% due 04/20/2030 •	2,402	2,403

Aames Mortgage Investment Trust
5.884% due 10/25/2035 •	9,557	9,288
6.994% due 01/25/2035 •	2,267	2,161

ABFC Trust
5.189% due 01/25/2037 •	9,420	5,330
5.229% due 01/25/2037 •	41,091	29,467
5.249% due 10/25/2036 •	36,314	32,515
5.249% due 11/25/2036 •	6,249	3,773
5.269% due 09/25/2036 •	651	651
5.269% due 10/25/2036 •	547	578
5.289% due 11/25/2036 •	13,661	5,594
5.289% due 01/25/2037 •	52,874	29,914
5.389% due 09/25/2036 •	32,784	28,767
5.409% due 01/25/2037 •	31,591	17,873
5.469% due 11/25/2036 •	2,547	1,043
5.629% due 03/25/2035 •	2,713	2,654
5.669% due 06/25/2034 •	1,854	1,850
5.749% due 09/25/2033 •	649	624
5.869% due 02/25/2034 •	2,108	2,094
5.944% due 06/25/2035 •	12,970	12,021
5.969% due 06/25/2037 •	2,328	1,919
5.974% due 03/25/2035 •	1,539	1,398
6.094% due 12/25/2032 •	30	30
6.739% due 12/25/2033 •	4,412	4,428
7.144% due 01/25/2034 •	312	189
7.669% due 07/25/2033 •	276	260

ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	5,059	5,098

Academic Loan Funding Trust
6.195% due 12/26/2044 •	1,308	1,279

Accredited Mortgage Loan Trust
5.189% due 02/25/2037 •	21,648	21,439
5.239% due 09/25/2036 •	1,486	1,407
5.239% due 02/25/2037 •	5,000	4,698
5.569% due 07/25/2034 •	1,707	1,715
5.839% due 09/25/2035 •	3,489	3,329
5.869% due 10/25/2034 •	118	128
5.944% due 10/25/2034 •	34	37

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •	158	61
5.089% due 12/25/2036 •	2,180	1,156
5.109% due 11/25/2036 •	7,634	3,160
5.109% due 12/25/2036 •	21,089	13,498
5.149% due 07/25/2036 •	37,408	8,909
5.209% due 11/25/2036 •	13,796	5,716
5.209% due 12/25/2036 •	7,496	2,562
5.209% due 01/25/2037 •	1,059	641
5.229% due 12/25/2036 •	94,247	49,193
5.249% due 06/25/2036 •	10,955	10,465
5.249% due 07/25/2036 •	44,811	36,098
5.249% due 10/25/2036 •	41,357	20,024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.269% due 04/25/2036 •	$4,564	$4,421
5.269% due 07/25/2036 •	34,813	9,883
5.309% due 11/25/2036 •	6,146	2,548
5.309% due 01/25/2037 •	1,130	684
5.349% due 02/25/2036 •	8,248	8,158
5.409% due 08/25/2036 •	24,026	22,574
5.409% due 11/25/2036 •	8,253	3,411
5.409% due 12/25/2036 •	8,075	2,760
5.409% due 01/25/2037 •	19,588	4,369
5.449% due 07/25/2036 •	17,861	5,381
5.469% due 07/25/2036 •	31,790	7,571
5.469% due 01/25/2037 •	1,059	641
5.509% due 08/25/2036 •	7,213	6,378
5.569% due 02/25/2036 •	663	656
5.629% due 08/25/2035 •	5,170	5,009
5.629% due 11/25/2035 •	416	436
5.869% due 09/25/2033 •	1,330	1,328
5.869% due 12/25/2034 •	994	897
5.899% due 02/25/2036 •	1,449	1,350
5.929% due 08/25/2035 •	1,718	1,422
5.944% due 06/25/2034 •	6,064	5,738
5.959% due 05/25/2035 •	3,301	2,552
5.974% due 07/25/2035 •	13,804	13,572
6.004% due 06/25/2035 •	4,770	4,584
6.019% due 12/25/2033 •	728	735
6.019% due 08/25/2045 •	205	205
6.094% due 04/25/2035 •	3,371	2,989
6.139% due 07/25/2033 •	1,571	1,462
8.164% due 06/25/2034 •	847	696

ACHV ABS Trust
5.070% due 10/27/2031	17,300	17,374
5.900% due 04/25/2031	2,204	2,224

ACREC Ltd.
6.279% due 10/16/2036 •	13,785	13,691

Aegis Asset-Backed Securities Trust
5.209% due 01/25/2037 •	5,677	4,261
5.614% due 12/25/2035 •	9,082	8,571
5.719% due 03/25/2035 •	9,303	7,987
5.759% due 03/25/2035 •	2,347	1,052

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.674% due 10/25/2035 •	4,950	4,694
5.869% due 09/25/2034 •	1,947	2,029
5.869% due 10/25/2034 •	745	787
6.019% due 01/25/2034 •	417	419
6.694% due 10/25/2034 •	2,704	2,855
6.799% due 12/25/2034 •	6,576	5,899
7.069% due 12/25/2034 •	105	8

AFC Home Equity Loan Trust
5.569% due 09/27/2027 •	9	9
5.619% due 09/22/2028 •	38	37
5.849% due 02/25/2029 •	106	104

AGL CLO Ltd.
6.744% due 07/20/2034 •	22,700	22,720

AIMCO CLO
6.408% due 10/17/2034 •	52,800	52,802

ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,127	4,525
5.335% due 09/23/2037 •	9,937	9,142
5.345% due 12/23/2036 •	2,187	2,154
5.355% due 09/23/2036 •	6,920	6,539
5.375% due 06/23/2036 •	11,663	11,226
5.415% due 09/23/2037 •	2,255	1,804
5.465% due 06/23/2036 •	27,500	23,719
5.465% due 12/23/2036 •	7,500	6,319
5.485% due 12/23/2035 •	20,821	19,728
5.515% due 09/23/2036 •	12,000	10,026
5.615% due 03/23/2035 •	5,000	4,437
5.665% due 12/23/2034 •	4,750	4,596
5.765% due 09/23/2038 •	41,010	38,652
5.883% due 07/15/2037 •	5,806	5,588
5.963% due 07/15/2037 •	27,000	22,410
5.965% due 09/23/2038 •	10,000	8,825
6.217% due 07/30/2034 •	7,000	6,387
6.313% due 05/01/2034 •	2,176	2,117

Allegro CLO Ltd.
6.516% due 10/16/2031 •	851	852
6.529% due 01/19/2033 •	19,800	19,816
6.723% due 10/15/2034 •	7,369	7,376

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ally Auto Receivables Trust
4.140% due 07/16/2029		$40,900	$40,916
4.460% due 07/15/2027		62,800	62,801

AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029		68,100	69,331
5.750% due 02/18/2028		68,100	68,460
5.943% due 02/18/2028 •		62,300	62,316

Ameriquest Mortgage Securities Trust
5.524% due 04/25/2036 •		11,666	11,355
5.629% due 03/25/2036 •		11,988	10,759

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.031% due 06/25/2033 •		1,059	981
3.677% due 04/25/2034 •		981	923
3.795% due 05/25/2034 þ		5,525	4,729
4.378% due 11/25/2034 •		10,851	9,595
5.015% due 11/25/2033 •		14	14
5.719% due 01/25/2036 •		6,397	6,254
5.839% due 07/25/2034 •		19	19
5.839% due 01/25/2036 •		14,093	13,620
5.884% due 01/25/2035 •		396	392
5.929% due 10/25/2035 •		2,718	2,580
5.944% due 05/25/2035 •		9,300	8,942
5.944% due 07/25/2035 •		11,300	10,873
5.944% due 09/25/2035 •		12,785	10,934
5.989% due 09/25/2034 •		1,039	1,025
5.989% due 10/25/2034 •		546	540
5.989% due 01/25/2035 •		2,072	1,965
6.019% due 05/25/2035 •		4,588	4,206
6.019% due 07/25/2035 •		9,000	8,049
6.064% due 09/25/2034 •		11,378	10,502
6.139% due 03/25/2035 •		6,952	6,641
6.244% due 08/25/2035 •		2,782	2,671
6.529% due 01/25/2035 •		2,184	1,949
6.694% due 05/25/2034 •		11,176	10,933
6.694% due 08/25/2035 •		14,800	13,568
6.724% due 10/25/2034 •		1,813	1,710
6.844% due 07/25/2034 •		744	735
6.949% due 05/25/2035 •		1,000	861
7.744% due 03/25/2033 •		52	39
8.344% due 11/25/2032 •		1,174	1,206
8.494% due 11/25/2032 •		3	2
10.219% due 02/25/2033 •		1,063	984

Amortizing Residential Collateral Trust
5.669% due 10/25/2031 •		8	8
5.794% due 08/25/2031 •		205	215
6.004% due 07/25/2032 •		1	1
6.369% due 01/25/2033 •		30	31
6.769% due 07/25/2032 •		34	35

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •		38,400	38,420
6.765% due 04/22/2034 •		31,800	31,870
6.985% due 04/20/2037 •		136,100	136,933

Apex Credit CLO Ltd.
6.522% due 10/20/2031 •		13,145	13,159
7.082% due 04/20/2036 •		76,200	76,837

Apidos CLO
6.441% due 07/18/2029 •		219	219
6.494% due 10/20/2030 •		1,711	1,712
6.783% due 04/15/2033 •		3,000	3,003

Arbour CLO DAC
0.000% due 11/15/2037 •(c)	EUR	54,500	60,667
5.114% due 05/15/2038 •		20,750	23,171

AREIT LLC
7.195% due 08/17/2041 •		$38,354	38,573

Ares CLO Ltd.
6.594% due 04/22/2031 •		11,996	12,019
6.693% due 07/15/2034 •		12,500	12,511

Argent Securities Trust
5.069% due 10/25/2036 •		7,288	2,169
5.079% due 09/25/2036 •		9,390	3,082
5.129% due 10/25/2036 •		9,211	2,741
5.144% due 10/25/2036 •		3,256	1,831
5.149% due 07/25/2036 •		8,020	2,183
5.209% due 09/25/2036 •		4,201	1,379
5.209% due 10/25/2036 •		21,799	6,487
5.269% due 06/25/2036 •		32,044	8,823
5.269% due 07/25/2036 •		90,172	56,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.289% due 05/25/2036 •	$5,324	$1,300
5.319% due 04/25/2036 •	18,987	10,508
5.329% due 04/25/2036 •	6,666	2,139
5.349% due 03/25/2036 •	14,366	13,238
5.449% due 06/25/2036 •	5,484	1,510
5.449% due 07/25/2036 •	5,243	1,427
5.509% due 05/25/2036 •	15,446	3,771
5.529% due 04/25/2036 •	6,628	2,127

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.081% due 10/25/2034 •	763	752
5.659% due 11/25/2035 •	25,774	22,540
5.704% due 10/25/2035 •	1,582	1,555
5.729% due 02/25/2036 •	2,813	2,247
6.094% due 11/25/2034 •	1,886	1,878
6.769% due 11/25/2034 •	3,311	3,072
6.844% due 11/25/2034 •	2,189	1,903
7.069% due 11/25/2034 •	84	84

Ascent Education Funding Trust
6.140% due 10/25/2050	13,606	13,996

Asset-Backed Securities Corp. Home Equity Loan Trust
3.478% due 03/25/2036 •	11,505	10,411
3.787% due 12/25/2036 •	2,049	1,970
3.933% due 01/25/2036 •	17,631	15,922
3.972% due 12/25/2036 •	14,984	14,215
5.259% due 11/25/2036 •	6,843	6,655
5.314% due 11/25/2036 •	34,880	33,808
5.869% due 06/25/2035 •	5,137	5,039
5.929% due 11/25/2035 •	10,780	9,537
5.944% due 10/25/2034 •	4,432	4,364
5.989% due 05/25/2035 •	6,815	6,700
5.989% due 07/25/2035 •	3,722	3,589
6.049% due 04/25/2035 •	3,982	3,598
6.064% due 02/25/2035 •	64	69
6.079% due 07/25/2035 •	3,794	3,367
6.814% due 05/25/2035 •	7,217	6,783
6.861% due 03/15/2032 •	61	63

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •	85,800	85,822
6.725% due 10/24/2031 •	24,879	24,910

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (c)	45,700	45,700
6.375% due 07/19/2034 •	78,400	78,400
6.714% due 10/20/2034 •	25,000	25,024

Ballyrock CLO Ltd.
6.674% due 07/20/2034 •	14,100	14,113

BankAmerica Manufactured Housing Contract Trust
7.217% due 12/10/2025 ~	5,000	661

Barings CLO Ltd.
6.614% due 01/20/2032 •	2,869	2,871
6.691% due 01/18/2035 •	12,300	12,311

Barings Loan Partners CLO Ltd.
6.802% due 07/20/2033 •	27,200	27,250

Basic Asset-Backed Securities Trust
5.539% due 04/25/2036 •	8,212	7,818

Bayview Financial Acquisition Trust
5.485% due 05/28/2037 •	2,993	2,891

Bayview Financial Asset Trust
5.419% due 03/25/2037 •	3,547	3,522
5.769% due 03/25/2037 •	1,843	1,833
5.869% due 03/25/2037 •	1,928	1,914
6.119% due 03/25/2037 •	1,048	1,039
6.469% due 03/25/2037 •	970	951

Bayview Financial Mortgage Pass-Through Trust
6.260% due 04/28/2036 •	4,473	4,465

Bayview Financial Revolving Asset Trust
5.890% due 12/28/2040 •	872	863

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028	16,300	16,462
5.670% due 04/15/2027	24,195	24,257

BCAP LLC Trust
1.578% due 12/27/2049	82	28

Bear Stearns Asset-Backed Securities Trust
3.465% due 09/25/2034 •	25	24
4.537% due 10/25/2036 ~	44	24
4.848% due 02/25/2036 •	8,306	8,089
4.945% due 11/25/2035 •	21,836	21,991

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.014% due 12/25/2035 •		$5,289	$5,216
5.038% due 04/25/2035 •		3,354	3,343
5.088% due 12/25/2036 •		4,522	4,123
5.108% due 10/25/2035 •		4,498	4,480
5.109% due 04/25/2037 •		5,055	4,786
5.198% due 05/25/2035 •		1,752	1,748
5.219% due 01/25/2037 •		10,172	9,746
5.229% due 02/25/2037 •		9,327	8,961
5.269% due 11/25/2036 •		815	804
5.269% due 06/25/2047 •		333	326
5.289% due 08/25/2036 •		3,149	3,042
5.319% due 05/25/2037 •		14,775	12,164
5.419% due 06/25/2036 •		1,326	1,318
5.419% due 01/25/2047 •		10,942	10,678
5.449% due 02/25/2037 •		26,379	25,111
5.466% due 04/25/2036 •		5,918	5,208
5.476% due 12/25/2035 •		5,023	5,008
5.500% due 08/25/2036		132	132
5.509% due 05/25/2036 •		22,418	21,470
5.527% due 01/25/2035 •		1,767	1,770
5.644% due 08/25/2036 •		919	917
5.698% due 12/25/2034 •		14,568	14,526
5.729% due 01/25/2037 •		1,998	1,991
5.769% due 10/27/2032 •		18	18
5.769% due 09/25/2046 •		2,134	2,044
5.809% due 08/25/2036 •		1,400	1,386
5.919% due 10/25/2037 •		6,615	6,473
5.924% due 02/25/2034 •		1,222	1,229
5.969% due 10/25/2037 •		7,563	7,262
5.969% due 11/25/2042 •		421	418
5.974% due 06/25/2035 •		3,594	3,504
6.000% due 08/25/2036		2,094	2,105
6.019% due 08/25/2037 •		706	635
6.049% due 06/25/2035 •		4,352	4,347
6.094% due 02/25/2035 •		35	35
6.173% due 07/25/2036 •		586	515
6.500% due 08/25/2036		3,106	1,027
6.569% due 08/25/2037 •		29,266	25,141
7.219% due 04/25/2036 •		6,497	6,687
7.594% due 09/25/2035 •		5,284	5,325

Bear Stearns Second Lien Trust
5.159% due 01/25/2037 •		671	657
5.409% due 08/25/2037 •		4,332	4,099

Bear Stearns Structured Products, Inc. Trust
6.969% due 03/25/2037 •		3,874	3,826

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •		1,481	1,482
6.632% due 04/20/2034 •		100,860	101,027
6.733% due 07/15/2034 •		2,500	2,502

BlueMountain CLO Ltd.
6.318% due 11/15/2030 •		14,361	14,376
6.475% due 10/25/2030 •		75,602	75,662
6.691% due 04/19/2034 •		7,000	7,011

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	18,300	13,990
5.025% due 04/20/2026		11,266	8,431

BNC Mortgage Loan Trust
4.183% due 10/25/2036 •		$7,541	5,356
5.179% due 07/25/2037 •		5,666	5,245
5.289% due 11/25/2036 •		190	184
5.589% due 11/25/2036 •		40,973	21,365

BofA Auto Trust
5.350% due 11/15/2028		19,075	19,480
5.570% due 12/15/2026		30,300	30,464

Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028 ~		216	215
6.975% due 12/15/2029 ~		8,918	782
7.180% due 12/15/2029 ~		22,628	2,043
7.575% due 06/15/2030 ~		16,139	1,468
7.935% due 12/15/2030 ~		2,520	2,587

BPCRE Ltd.
7.414% due 01/16/2037 •		20,347	20,330

Bridgecrest Lending Auto Securitization Trust
5.340% due 04/17/2028		14,700	14,824
5.530% due 01/18/2028		12,800	12,858
5.540% due 02/16/2027		4,200	4,210
5.820% due 09/15/2026		4,629	4,633

Bryant Park Funding Ltd.
6.932% due 04/15/2037 •		43,000	43,278

28	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Buckingham CDO Ltd.
8.680% due 04/05/2041 •	$643,393	$40,702
8.750% due 09/05/2051 •	990,065	12,801

Camber PLC
5.785% due 11/09/2053 •	198,149	20

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •	37,500	37,812

Carlyle Global Market Strategies CLO Ltd.
6.430% due 05/15/2031 •	8,162	8,172
6.502% due 07/20/2032 •	12,400	12,414
6.524% due 07/20/2031 •	8,556	8,567

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •	28,941	28,957

CarMax Auto Owner Trust
4.750% due 10/15/2027	49,771	49,864
5.500% due 01/16/2029	76,300	78,455
5.650% due 05/17/2027	132,500	133,406
5.922% due 05/17/2027 •	23,500	23,526

Carmax Select Receivables Trust
5.400% due 11/15/2028	7,100	7,236
5.780% due 09/15/2027	11,600	11,697
6.072% due 09/15/2027 •	6,700	6,704

Carrington Mortgage Loan Trust
5.119% due 04/25/2036 •	18,436	18,044
5.119% due 08/25/2036 •	5,167	5,015
5.189% due 01/25/2037 •	23,866	18,151
5.219% due 10/25/2036 •	4,571	3,696
5.229% due 02/25/2037 •	8,158	7,724
5.389% due 12/26/2036 •	8,317	7,113
5.509% due 02/25/2036 •	10,000	9,240
5.719% due 10/25/2035 •	736	720
5.764% due 09/25/2035 •	1,531	1,490
5.959% due 06/25/2035 •	3,449	3,433
6.019% due 05/25/2035 •	4,486	4,320
6.994% due 05/25/2035 •	10,887	10,240

CarVal CLO Ltd.
6.516% due 07/16/2031 •	54,249	54,323

Carvana Auto Receivables Trust
0.800% due 01/10/2027	19,003	18,598
4.260% due 10/10/2029	45,700	45,715
4.310% due 09/10/2030	26,200	26,168
4.530% due 01/10/2029	52,000	52,022
4.610% due 11/10/2027	32,940	32,972
4.680% due 02/10/2028	18,000	18,058
4.840% due 12/10/2027	17,300	17,319
4.850% due 06/12/2028	2,000	2,019
5.080% due 03/11/2030	23,200	23,801
5.210% due 06/10/2030	28,000	28,952
5.330% due 07/10/2029	36,300	37,120
5.380% due 03/12/2029	38,537	39,390
5.420% due 04/10/2028	66,134	66,651
5.500% due 08/10/2027	23,895	23,972
5.620% due 01/10/2029	11,200	11,383
5.630% due 11/10/2027	34,513	34,717
5.710% due 07/10/2028	18,900	19,232
5.710% due 07/10/2029	20,000	20,704
5.740% due 11/13/2029	9,100	9,383
5.760% due 04/12/2027	19,335	19,396
5.820% due 08/10/2028	21,995	22,369
5.900% due 08/10/2027	29,200	29,350
5.980% due 08/10/2026	5,227	5,231
5.980% due 12/10/2027	19,538	19,684
6.090% due 11/10/2026	8,508	8,529
6.160% due 10/10/2028	11,500	11,740
6.160% due 09/10/2029	15,200	15,902

Cathedral Lake Ltd.
6.765% due 01/20/2035 •	11,500	11,511

CBAM Ltd.
6.664% due 04/20/2032 •	24,225	24,251

CCG Receivables Trust
5.820% due 09/16/2030	3,066	3,096

CDC Mortgage Capital Trust
5.884% due 11/25/2034 •	21	24
6.769% due 06/25/2034 •	471	475

Cedar Funding CLO Ltd.
6.644% due 10/20/2032 •	11,788	11,798

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centerline Logistics Corp.
9.250% due 12/15/2027 «	$19,839	$20,087
9.750% due 12/15/2027 «	22,414	22,694

Centex Home Equity Loan Trust
4.630% due 06/25/2034 •	461	447
5.269% due 01/25/2032 •	22	22
5.429% due 07/25/2032 •	42	39
5.449% due 06/25/2036 •	24,791	24,412
5.569% due 01/25/2034 •	536	547
5.614% due 03/25/2035 •	222	221
5.619% due 09/25/2032 •	287	285
5.659% due 03/25/2035 •	1,173	1,159
5.689% due 01/25/2035 •	96	96
5.794% due 01/25/2035 •	851	833
5.899% due 09/25/2034 •	2,807	2,775
5.914% due 03/25/2034 •	2	2
5.929% due 10/25/2035 •	6,150	6,135
6.094% due 03/25/2035 •	838	768
6.169% due 01/25/2035 •	1,291	1,240
6.260% due 09/25/2034 þ	768	756
6.699% due 03/25/2033 •	61	60
6.769% due 10/25/2035 •	12,568	12,135

Chase Auto Owner Trust
4.180% due 08/27/2029	27,000	26,966
4.400% due 11/26/2027	24,000	24,010
5.220% due 07/25/2029	54,900	56,162
5.250% due 09/27/2027	66,100	66,563
5.520% due 06/25/2029	148,000	152,011
5.530% due 09/27/2027	53,900	54,312
5.660% due 05/26/2027	133,078	133,842

Chase Funding Loan Acquisition Trust
4.835% due 12/25/2032 þ	846	843
5.824% due 06/25/2034 •	5,992	6,025

Chase Funding Trust
4.725% due 05/25/2033	3,596	3,478
5.160% due 03/25/2033 þ	1,684	1,693
5.469% due 05/25/2032 •	31	31
5.569% due 07/25/2033 •	8	8

CHEC Loan Trust
5.929% due 06/25/2034 •	74	76

CIFC Funding Ltd.
6.494% due 04/20/2030 •	7,540	7,546
6.541% due 10/18/2030 •	11,001	11,026
6.703% due 01/15/2035 •	30,000	30,016
6.703% due 07/15/2036 •	18,100	18,113

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •	35,379	35,992

Citicorp Residential Mortgage Trust
4.564% due 11/25/2036 þ	1,328	1,281
4.666% due 09/25/2036 þ	22,209	21,689

Citigroup Mortgage Loan Trust
4.273% due 10/25/2037 þ	12,844	12,522
4.285% due 05/25/2036 þ	11,255	4,225
4.563% due 03/25/2036 þ	1,812	878
5.029% due 07/25/2045 •	1,208	849
5.049% due 01/25/2037 •	10,705	7,863
5.139% due 05/25/2037 •	34,535	25,982
5.149% due 01/25/2037 •	63,951	46,967
5.159% due 05/25/2037 •	30,533	20,533
5.169% due 12/25/2036 •	3,114	2,128
5.219% due 01/25/2037 •	20,819	15,289
5.229% due 03/25/2037 •	27,654	24,634
5.239% due 05/25/2037 •	25,635	24,185
5.249% due 12/25/2036 •	5,000	4,836
5.289% due 09/25/2036 •	4,418	3,903
5.289% due 12/25/2036 •	6,318	4,320
5.344% due 12/25/2036 •	14,644	14,184
5.369% due 11/25/2046 •	9,504	9,310
5.389% due 12/25/2036 •	6,206	6,110
5.389% due 06/25/2037 •	6,302	5,747
5.419% due 08/25/2036 •	6,926	6,761
5.419% due 10/25/2036 •	2,223	2,217
5.419% due 01/25/2037 •	2,500	2,407
5.469% due 08/25/2036 •	4,137	4,086
5.489% due 03/25/2036 •	3,486	3,198
5.569% due 12/25/2035 •	12,799	12,317
5.599% due 02/25/2035 •	1,208	1,137
5.644% due 10/25/2035 •	329	323
5.644% due 03/25/2037 •	22,611	22,536

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.669% due 11/25/2046 •		$12,375	$10,498
5.674% due 01/25/2036 •		3,092	3,083
5.704% due 09/25/2035 •		1,400	1,390
5.749% due 08/25/2035 þ		15	14
5.830% due 11/25/2034 þ		2,527	2,548
5.869% due 09/25/2035 •		6,350	6,150
6.019% due 02/25/2035 •		340	317
6.469% due 07/25/2037 •		8,380	8,179

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.914% due 10/25/2034 •		5,167	4,982
6.544% due 10/25/2034 •		499	421

College Avenue Student Loans LLC
5.330% due 05/25/2055		39,962	40,454
5.820% due 05/25/2055		20,000	20,188
6.060% due 05/25/2055		16,500	16,481
6.500% due 06/25/2054		63,854	66,580
6.890% due 05/25/2055		4,400	4,458
6.930% due 06/25/2054 •		63,674	63,938
7.180% due 05/25/2055 •		41,891	42,588
7.330% due 06/25/2054		24,800	25,988
7.580% due 06/25/2054		17,110	17,942
8.210% due 06/25/2054		4,000	4,264
8.490% due 05/25/2055		5,600	5,715
10.120% due 06/25/2054		7,965	8,269

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	20,400	14,518

Commonbond Student Loan Trust
1.980% due 08/25/2050		$745	657

Conseco Finance Corp.
6.440% due 12/01/2030		1,920	1,931
7.220% due 03/15/2028 ~		692	696
7.860% due 03/01/2030 ~		11,312	3,648

Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~		50,545	15,713
7.410% due 05/01/2033 þ		599	599
7.490% due 07/01/2031 þ		9,585	9,779
7.770% due 09/01/2031 þ		4,500	4,596
7.960% due 05/01/2031		21,173	4,961
7.970% due 05/01/2032		7,164	1,158
8.060% due 09/01/2029 ~		7,260	1,198
8.200% due 05/01/2031		29,477	7,113
8.260% due 12/01/2030 ~		74,286	15,454
8.310% due 05/01/2032 ~		40,754	6,865
8.850% due 12/01/2030 ~		1,831	280

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		298,669	206,394
6.250% due 11/25/2053		525,792	532,503
6.400% due 11/25/2053		610,576	639,258
6.950% due 11/25/2053		203,277	210,013
7.400% due 11/25/2053		203,277	209,976
9.100% due 11/25/2053		118,547	122,350
9.350% due 11/25/2053		110,102	106,594

Countrywide Asset-Backed Certificates Trust
3.806% due 04/25/2035 •		966	946
4.175% due 01/25/2037 •		12,494	12,258
4.313% due 07/25/2034 ~		1,039	712
4.313% due 08/25/2034 ~		2,442	2,123
4.325% due 10/25/2046 ~		165	167
4.864% due 05/25/2036 •		22,800	22,002
5.050% due 02/25/2036 ~		7	7
5.109% due 06/25/2037 •		14,597	13,852
5.109% due 07/25/2037 •		45,590	42,738
5.109% due 08/25/2037 •		55,593	51,416
5.109% due 06/25/2047 •		28,839	27,085
5.115% due 10/25/2035 ~		5,000	4,609
5.149% due 06/25/2047 •		4,938	4,743
5.159% due 11/25/2037 •		11,531	10,880
5.169% due 09/25/2037 •		27,396	24,917
5.169% due 06/25/2047 •		17,729	15,601
5.189% due 06/25/2037 •		3,641	3,562
5.189% due 09/25/2037 •		4,558	4,775
5.189% due 06/25/2047 •		13,195	12,708
5.199% due 07/25/2037 •		46,686	41,139
5.199% due 10/25/2047 •		1,537	1,520
5.219% due 02/25/2036 •		6,098	5,848
5.219% due 06/25/2047 •		18,232	17,783
5.229% due 12/25/2036 •		8,603	7,977
5.229% due 11/25/2037 •		44,855	41,579

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.229% due 04/25/2046 •	$18,468	$17,429
5.249% due 05/25/2035 •	14,450	14,076
5.249% due 06/25/2035 •	12,476	11,347
5.249% due 02/25/2037 •	25,690	24,570
5.249% due 03/25/2037 •	28,791	28,038
5.249% due 05/25/2037 •	29,373	27,817
5.249% due 04/25/2047 •	10,560	10,310
5.249% due 06/25/2047 •	11,006	10,253
5.259% due 05/25/2047 •	1,019	979
5.259% due 10/25/2047 •	10,000	8,833
5.269% due 03/25/2047 •	6,063	5,966
5.270% due 02/25/2035 ~	3,538	3,465
5.329% due 11/25/2047 •	19,118	18,886
5.369% due 02/25/2037 •	1,558	1,454
5.369% due 09/25/2047 •	23,458	22,183
5.404% due 11/25/2036 •	14,635	13,913
5.409% due 07/25/2034 •	4,308	4,275
5.409% due 05/25/2037 •	2,342	2,251
5.409% due 06/25/2047 •	34,950	33,123
5.409% due 09/25/2047 •	5,735	5,670
5.419% due 02/25/2037 •	5,812	5,756
5.429% due 05/25/2037 •	11,361	10,555
5.449% due 09/25/2036 •	16,603	15,622
5.449% due 02/25/2037 •	16,622	15,939
5.449% due 03/25/2037 •	22,222	20,487
5.449% due 04/25/2037 •	5,451	4,708
5.449% due 12/25/2046 •	13,141	12,732
5.469% due 01/25/2046 •	30,060	28,688
5.469% due 04/25/2046 •	1,640	1,611
5.469% due 11/25/2047 •	18,740	17,473
5.489% due 12/25/2036 •	1,881	1,791
5.489% due 09/25/2046 •	10,645	10,227
5.494% due 08/25/2036 •	1,155	1,134
5.524% due 04/25/2036 •	4,658	4,609
5.549% due 06/25/2037 •	8,336	8,196
5.569% due 06/25/2033 •	8	8
5.572% due 11/25/2034 ~	1,888	1,864
5.609% due 05/25/2047 •	19,648	14,198
5.629% due 08/25/2035 •	5,322	5,230
5.629% due 07/25/2036 •	97	96
5.649% due 12/25/2036 •	7,338	5,925
5.659% due 05/25/2036 •	662	660
5.669% due 12/25/2033 •	426	418
5.669% due 03/25/2036 •	4,599	4,072
5.674% due 09/25/2035 •	6,776	6,615
5.689% due 08/25/2035 •	8,200	7,483
5.704% due 04/25/2036 •	26,043	25,838
5.709% due 12/25/2034 •	734	721
5.719% due 05/25/2034 •	14	14
5.734% due 02/25/2036 •	10,035	9,941
5.749% due 11/25/2034 •	247	239
5.809% due 10/25/2047 •	9,875	9,686
5.824% due 08/25/2034 •	454	455
5.869% due 09/25/2034 •	185	179
5.869% due 11/25/2034 •	224	220
5.869% due 05/25/2036 •	449	440
5.869% due 03/25/2047 •	5,696	4,406
5.944% due 10/25/2034 •	405	408
5.944% due 12/25/2035 •	2,004	1,993
5.959% due 02/25/2036 •	6,000	5,470
5.974% due 10/25/2035 •	14	14
5.989% due 10/25/2046 ~	5	6
6.019% due 07/25/2033 •	271	269
6.019% due 11/25/2034 •	396	404
6.034% due 08/25/2035 •	1,118	1,126
6.064% due 05/25/2035 •	1,019	991
6.064% due 07/25/2035 •	10	10
6.064% due 04/25/2036 •	11,300	10,854
6.079% due 08/25/2035 •	3,565	3,508
6.094% due 11/25/2035 •	3,683	3,648
6.109% due 01/25/2036 •	7,675	7,569
6.169% due 10/25/2035 •	2,611	2,588
6.544% due 08/25/2034 •	9,767	8,930
6.619% due 06/25/2035 •	5,699	5,668
6.694% due 05/25/2035 •	548	543
6.799% due 12/25/2035 •	9,836	8,868
6.844% due 12/25/2034 •	1,430	1,519
6.844% due 07/25/2035 •	7,400	7,284
6.919% due 08/25/2035 •	5,250	5,025
6.994% due 01/25/2035 •	4,674	4,536
7.369% due 10/25/2034 •	570	560

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CPS Auto Receivables Trust
4.910% due 06/15/2028		$32,800	$32,837
5.380% due 01/18/2028		11,300	11,363
5.880% due 02/15/2028		42,409	42,676
6.040% due 07/16/2029		23,006	23,442
6.270% due 10/15/2029		31,500	32,115

Credit Suisse First Boston Mortgage Securities Corp.
4.536% due 08/25/2032 •		85	80
4.745% due 01/25/2032 •		4	4
5.462% due 02/25/2035 •		2,962	2,954

Credit-Based Asset Servicing & Securitization LLC
3.031% due 08/25/2035 •		7,538	7,071
3.214% due 12/25/2035 þ		10,076	9,827
3.214% due 12/25/2035 •		19,631	17,786
3.506% due 10/25/2034 •		1,640	1,526
3.620% due 12/25/2035 •		1,709	1,621
5.249% due 06/25/2036 •		7,274	4,896
5.469% due 06/25/2036 •		16,466	11,082
5.512% due 07/25/2037 •		4,444	2,942
5.612% due 07/25/2037 •		4,108	2,720
5.732% due 07/25/2037 •		4,349	2,879
5.884% due 01/25/2034 •		850	900
6.780% due 05/25/2035 þ		1,819	1,685

Credit-Based Asset Servicing & Securitization Mortgage Loan Asset-Backed Certificates
3.278% due 11/25/2035 •		3,791	3,586

Credit-Based Asset Servicing & Securitization Trust
3.193% due 01/25/2037 •		470	141
3.193% due 01/25/2037 þ		26,815	7,793
3.295% due 07/25/2036 •		16,202	15,228
5.089% due 11/25/2036 •		59	27
5.249% due 10/25/2036 •		11,151	7,977
5.429% due 11/25/2036 •		5,240	2,393
5.449% due 10/25/2036 •		1,975	1,310

Crown Point CLO Ltd.
6.512% due 10/20/2031 •		38,903	38,963

CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~		13,924	3,159
6.589% due 12/25/2036 þ		15,744	2,521
6.672% due 06/25/2036 þ		220	62

Cumulus Static CLO DAC
4.742% due 11/15/2033 •	EUR	62,035	69,255
5.185% due 04/25/2033 •		99,457	111,038

CVC Cordatus Loan Fund DAC
4.338% due 07/21/2030 •		7,412	8,247

CVC Cordatus Opportunity Loan Fund DAC
4.922% due 08/15/2033 •		103,534	115,790

Davis Square Funding Ltd.
5.492% due 10/08/2040 •		$583,584	219,781
5.632% due 10/08/2040 •		44,806	12,010
5.812% due 10/08/2040 •		52,400	10,331

Dewolf Park CLO Ltd.
6.483% due 10/15/2030 •		7,370	7,378

DFC HEL Trust
6.844% due 12/25/2031 •		1,431	1,344

Diameter Capital CLO Ltd.
6.691% due 04/15/2037 •		2,900	2,902
6.803% due 07/15/2036 •		13,500	13,518
6.936% due 04/15/2037 •		137,400	138,202
7.131% due 01/15/2037 •		92,200	92,894

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		3,500	3,259

DLLMT LLC
5.080% due 02/22/2027		44,200	44,522

Drive Auto Receivables Trust
4.500% due 09/15/2028		34,300	34,303
4.940% due 12/15/2027		104,100	104,198

Dryden CLO Ltd.
6.683% due 01/15/2031 •		2,977	2,979

Dryden Senior Loan Fund
6.429% due 10/19/2029 •		85,183	85,349
6.451% due 07/15/2030 •		63,824	63,887
6.543% due 04/15/2028 •		556	557
6.583% due 04/15/2029 •		8,511	8,517

Duke Funding High Grade Ltd.
5.450% due 08/02/2049 •		776,047	5,677

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.540% due 08/02/2049 •	$285,269	$2,180
5.953% due 08/02/2049 •	102,000	10

E*TRADE ABS CDO Ltd.
2.921% due 01/10/2040 •	1,902	1,245
3.081% due 01/10/2040 •	9,000	877

Education Funding Trust
3.557% due 02/01/2050	46,960	40,819
4.108% due 02/01/2050	18,751	18,639
4.714% due 02/01/2050	33,266	32,647

Elevation CLO Ltd.
6.744% due 10/20/2034 •	12,000	12,011

Ellington Loan Acquisition Trust
6.019% due 05/25/2037 •	31,042	30,718
6.469% due 05/25/2037 •	1,716	1,682
6.569% due 05/25/2037 •	35,744	31,927

Elmwood CLO Ltd.
6.916% due 01/17/2034 •	46,200	46,200
6.986% due 12/11/2033 •	169,200	169,637

EMC Mortgage Loan Trust
5.709% due 05/25/2040 •	32	32
6.069% due 08/25/2040 •	210	211
6.069% due 11/25/2041 •	28	27

Encore Credit Receivables Trust
5.659% due 07/25/2035 •	9,416	9,219
5.869% due 10/25/2035 •	4,517	4,467
5.869% due 01/25/2036 •	5,800	5,660

Ent Auto Receivables Trust
6.220% due 08/16/2027	9,838	9,871
6.240% due 01/16/2029	13,289	13,553
6.260% due 11/15/2029	4,000	4,145

Enterprise Fleet Financing LLC
4.980% due 08/21/2028	14,600	14,873
5.310% due 04/20/2027	17,500	17,691

Equifirst Loan Securitization Trust
5.139% due 04/25/2037 •	26,241	24,355

EquiFirst Mortgage Loan Trust
5.899% due 04/25/2035 •	59	59
5.974% due 04/25/2035 •	55	53
6.034% due 04/25/2035 •	1,904	1,811
6.469% due 12/25/2034 •	238	234
6.694% due 12/25/2034 •	756	723
6.769% due 04/25/2035 •	4,623	4,068
7.444% due 12/25/2034 •	501	454
8.869% due 12/25/2034 •	984	982

Exeter Automobile Receivables Trust
4.450% due 03/15/2028	22,100	22,084
4.790% due 04/15/2027	33,000	33,004
5.280% due 08/15/2030	16,900	17,065
5.600% due 05/17/2027	90,100	90,369
5.610% due 09/15/2027	33,457	33,590
5.650% due 12/15/2027	15,100	15,263
5.750% due 07/17/2028	44,000	44,451
5.820% due 02/15/2027	51,000	51,124
6.310% due 10/15/2027	2,500	2,519

FBR Securitization Trust
5.674% due 11/25/2035 •	242	239

FCCU Auto Receivables Trust
5.460% due 04/15/2030	6,700	6,930
5.540% due 04/16/2029	16,800	17,206
5.760% due 11/15/2027	33,200	33,447

FHF Issuer Trust
5.690% due 02/15/2030	27,674	28,052
5.890% due 06/15/2030	20,500	20,865
6.790% due 10/15/2029	22,819	23,307

FHF Trust
4.430% due 01/18/2028	7,688	7,663

Fieldstone Mortgage Investment Trust
5.349% due 05/25/2036 •	22,501	16,730
5.614% due 02/25/2036 •	2,050	1,787
5.632% due 11/25/2036 •	1,597	974
6.139% due 03/25/2035 •	2,849	2,404

Finance America Mortgage Loan Trust
6.019% due 09/25/2033 •	99	98

Financial Asset Securities Corp. AAA Trust
5.380% due 02/27/2035 •	1,252	1,174

First Franklin Mortgage Loan Trust
4.428% due 04/25/2035 •	2,889	2,817

30	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.712% due 03/25/2036 •		$17,525	$16,852
5.074% due 09/25/2036 •		5,715	5,501
5.084% due 07/25/2036 •		244	238
5.089% due 11/25/2036 •		14,056	13,312
5.119% due 12/25/2036 •		7,571	6,439
5.129% due 11/25/2036 •		182	181
5.249% due 12/25/2036 •		4,903	2,037
5.269% due 05/25/2036 •		1,359	1,326
5.269% due 08/25/2036 •		21,999	21,169
5.279% due 09/25/2036 •		28,445	27,317
5.279% due 11/25/2036 •		3,900	3,248
5.289% due 12/25/2037 •		13,666	12,467
5.349% due 02/25/2036 •		11,442	10,868
5.389% due 12/25/2037 •		11,309	10,320
5.404% due 04/25/2036 •		9,023	8,466
5.409% due 01/25/2038 •		276	145
5.429% due 07/25/2036 •		16,322	15,983
5.539% due 02/25/2036 •		22,712	21,448
5.549% due 02/25/2036 •		1,968	1,955
5.629% due 01/25/2036 •		656	652
5.674% due 11/25/2036 •		6,879	6,703
5.689% due 11/25/2035 •		17,873	16,649
5.749% due 09/25/2035 •		1,826	1,849
5.749% due 06/25/2036 •		8,683	8,511
5.779% due 10/25/2035 •		6,509	7,372
5.794% due 05/25/2034 •		2,188	2,158
5.869% due 07/25/2035 •		4,821	4,796
5.914% due 09/25/2035 •		10,120	9,290
5.919% due 07/25/2033 •		2,690	2,815
5.944% due 05/25/2035 •		17,698	17,169
5.974% due 09/25/2035 •		30,600	29,624
6.094% due 12/25/2034 •		529	558
6.154% due 12/25/2034 •		2,042	2,040
6.244% due 07/25/2034 •		2,862	2,835
6.394% due 10/25/2034 •		889	899
6.469% due 03/25/2034 •		211	203
6.679% due 05/25/2034 •		64	61
6.769% due 09/25/2034 •		581	615
6.844% due 07/25/2034 •		1,318	1,321
7.444% due 03/25/2034 •		1,406	1,314

First Investors Auto Owner Trust
6.440% due 10/16/2028		21,720	22,013

First NLC Trust
2.775% due 05/25/2035 •		1,078	0
5.039% due 08/25/2037 •		3,102	1,577

Flagship Credit Auto Trust
4.760% due 05/17/2027		19,540	19,483
5.640% due 03/15/2028		45,361	45,699

Ford Credit Auto Owner Trust
4.480% due 12/15/2026		3,575	3,570
4.650% due 02/15/2028		18,000	18,050

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		28,038	28,233

Fremont Home Loan Trust
5.099% due 11/25/2036 •		20,897	7,397
5.169% due 08/25/2036 •		4,682	1,495
5.189% due 01/25/2037 •		22,566	10,349
5.239% due 10/25/2036 •		8,838	7,950
5.269% due 10/25/2036 •		5,001	2,020
5.289% due 08/25/2036 •		31,048	9,912
5.309% due 02/25/2036 •		7,136	6,851
5.309% due 02/25/2037 •		17,764	5,779
5.449% due 08/25/2036 •		7,948	2,537
5.469% due 05/25/2036 •		6,745	4,274
5.509% due 04/25/2036 •		28,729	26,915
5.584% due 11/25/2035 •		3,000	2,735
5.644% due 01/25/2036 •		44,985	36,856
5.839% due 11/25/2034 •		1,992	1,789
5.899% due 06/25/2035 •		1,137	1,030
5.929% due 04/25/2035 •		5,257	4,566
5.974% due 04/25/2035 •		6,092	849
6.019% due 11/25/2034 •		4,597	4,328
6.034% due 06/25/2035 •		2,535	2,458
6.124% due 06/25/2035 •		17,148	14,104

Galaxy CLO Ltd.
6.533% due 10/15/2030 •		1,765	1,767

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	76,096	53,284

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GE-WMC Mortgage Securities Trust
5.049% due 08/25/2036 •		$2	$1
5.229% due 08/25/2036 •		2,455	2,256

Generate CLO Ltd.
7.112% due 10/20/2036 •		127,900	128,869

GLS Auto Receivables Issuer Trust
5.020% due 04/17/2028		9,700	9,775
5.080% due 01/16/2029		13,000	13,155
5.350% due 08/16/2027		23,300	23,393
5.770% due 06/15/2027		49,600	49,795

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		18,277	18,425
5.580% due 06/17/2030		35,200	35,670
5.590% due 10/15/2029		9,400	9,554
5.960% due 10/16/2028		29,780	30,385
6.270% due 08/16/2027		30,792	31,001
6.370% due 06/15/2028		28,421	28,847

GM Financial Automobile Leasing Trust
4.210% due 10/20/2027 (c)		56,300	56,301
4.290% due 01/20/2027 (c)		41,600	41,607

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		84,800	86,650
5.350% due 06/16/2027		34,700	34,965
5.702% due 06/16/2027 •		39,300	39,302

GMF Canada Leasing Trust Asset-Backed Notes
4.827% due 08/20/2029	CAD	23,700	17,789
4.883% due 12/21/2026 «		41,500	31,787
4.981% due 02/20/2026		18,859	13,966

Goal Structured Solutions Trust
6.045% due 09/25/2041 •		$5,790	5,732

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •		136,375	136,444
6.602% due 04/20/2035 •		6,500	6,503
6.952% due 01/20/2034 •		95,200	95,413

Golub Capital Partners CLO Ltd.
6.564% due 04/20/2031 •		86	86

Golub Capital Partners Static Ltd.
6.512% due 04/20/2033 •		58,346	58,368

GoodLeap Sustainable Home Solutions Trust
6.500% due 07/20/2055		8,675	9,028

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027		16,400	16,584

Greenpoint Manufactured Housing
8.845% due 06/08/2031 •		4,608	4,541

GreenSky Home Improvement Trust
5.550% due 06/25/2059		8,400	8,626
5.880% due 06/25/2059		34,900	35,306

GreenState Auto Receivables Trust
5.530% due 08/16/2027		34,351	34,502

GS Mortgage-Backed Securities Trust
1.000% due 01/02/2064 «(c)		184	184
3.550% due 01/02/2064 «(c)		145,723	126,659

GSAA Home Equity Trust
5.089% due 05/25/2036 •		5,950	1,311
5.109% due 03/25/2036 •		19	6
5.209% due 06/25/2036 •		59,826	11,838
5.309% due 10/25/2036 •		36,394	8,930
5.309% due 02/25/2037 •		8,073	2,300
5.329% due 03/25/2036 •		19,374	6,444
5.329% due 05/25/2036 •		21,035	4,681
5.344% due 09/25/2035 ~		157	103
5.409% due 05/25/2047 •		5,438	3,150
5.429% due 04/25/2047 •		3,460	1,572
5.449% due 06/25/2036 •		2,627	705
5.509% due 03/25/2036 •		22,422	10,355
5.609% due 04/25/2047 •		10,627	4,808
5.669% due 08/25/2037 •		1,378	1,326
5.704% due 06/25/2035 •		2,271	2,217
5.709% due 10/25/2035 •		380	420
5.764% due 08/25/2035 •		4,304	4,273
5.772% due 11/25/2036 ~		6,985	2,104
5.917% due 03/25/2037 ~		33,387	6,473
5.944% due 06/25/2034 •		529	510
6.000% due 11/25/2037		581	335
6.423% due 11/25/2036 þ		20,274	6,098
6.483% due 03/25/2037 þ		9,365	2,680
6.500% due 10/25/2037		4,977	2,826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 11/25/2037		$12,684	$5,070
6.720% due 04/25/2034 þ		1,935	1,903
6.948% due 06/25/2036 þ		18,671	4,665

GSAMP Trust
2.437% due 10/25/2036 •		1,495	8
3.577% due 11/25/2034 •		1,500	1,423
5.039% due 12/25/2036 •		644	324
5.049% due 11/25/2036 •		942	459
5.059% due 01/25/2037 •		6,119	3,689
5.089% due 12/25/2036 •		947	477
5.109% due 11/25/2036 •		58,222	28,207
5.129% due 08/25/2036 •		4,527	3,678
5.139% due 12/25/2036 •		5,012	2,523
5.149% due 11/25/2035 •		181	15
5.169% due 11/25/2036 •		12,867	6,271
5.229% due 12/25/2046 •		4,965	2,609
5.239% due 03/25/2047 •		11,477	9,571
5.249% due 06/25/2036 •		5,112	4,990
5.249% due 08/25/2036 •		6,924	6,716
5.269% due 06/25/2036 •		27,584	15,514
5.269% due 12/25/2036 •		463	457
5.289% due 04/25/2036 •		1,778	1,179
5.309% due 01/25/2037 •		1,284	1,252
5.339% due 03/25/2047 •		1,957	1,572
5.419% due 06/25/2036 •		7,100	6,182
5.449% due 06/25/2036 •		3,343	1,871
5.449% due 08/25/2036 •		22,010	20,424
5.489% due 02/25/2046 •		493	473
5.509% due 02/25/2036 •		9,251	8,910
5.614% due 11/25/2035 •		8,861	8,172
5.644% due 11/25/2035 •		76	73
5.749% due 07/25/2045 •		5,421	5,368
5.854% due 07/25/2045 •		6,976	6,348
5.869% due 11/25/2035 •		3,179	3,073
5.914% due 11/25/2035 •		4,016	3,686
5.944% due 03/25/2035 •		2,993	2,866
6.694% due 12/25/2034 •		6,241	6,026

Harley Davidson Motorcycle Trust
5.650% due 02/16/2027		42,200	42,382

Hayfin Emerald CLO
5.072% due 07/18/2038 •	EUR	69,000	77,045
5.425% due 01/25/2037 •		101,575	113,778

Henley CLO DAC
4.675% due 04/25/2034 •		35,700	39,769

Hildene TruPS Securitization Ltd.
7.143% due 05/22/2039 •		$2,464	2,445

Home Equity Asset Trust
4.307% due 10/25/2035 •		3,009	2,967
5.269% due 10/25/2036 •		1,749	1,739
5.269% due 11/25/2036 •		676	649
5.289% due 08/25/2036 •		20	20
5.539% due 05/25/2036 •		15,747	15,972
5.584% due 04/25/2036 •		427	422
5.629% due 04/25/2036 •		7,055	6,749
5.674% due 01/25/2036 •		3,622	3,450
5.674% due 02/25/2036 •		14,695	15,317
5.674% due 04/25/2036 •		16,649	16,393
5.729% due 11/25/2032 •		128	117
5.914% due 11/25/2035 •		7,552	7,376
6.034% due 08/25/2035 •		2,610	2,506
6.169% due 07/25/2035 •		5,826	5,776
6.469% due 03/25/2035 •		771	710
6.592% due 06/25/2032 •		306	302
6.619% due 12/25/2034 •		1,215	1,221
7.169% due 06/25/2034 •		1,780	1,776
7.519% due 03/25/2033 •		3,044	2,861

Home Equity Mortgage Loan Asset-Backed Trust
5.129% due 11/25/2036 •		8,633	7,747
5.129% due 07/25/2037 •		351	193
5.139% due 04/25/2037 •		3,279	2,323
5.159% due 04/25/2037 •		1,208	827
5.159% due 07/25/2037 •		45,507	18,612
5.169% due 07/25/2037 •		15,017	8,266
5.189% due 04/25/2037 •		38,953	29,948
5.209% due 11/25/2036 •		7,998	6,465
5.289% due 04/25/2037 •		8,214	7,201
5.349% due 06/25/2036 •		37	39
5.449% due 08/25/2036 •		12,515	11,669
5.529% due 06/25/2036 •		8,000	7,282

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.569% due 03/25/2036 •		$19,774	$17,813
5.629% due 03/25/2036 •		14,859	13,927
5.749% due 10/25/2035 •		13,050	12,503
6.034% due 08/25/2035 •		8,950	8,750

Home Partners of America Trust
1.698% due 09/17/2041		7,162	6,251
1.901% due 12/17/2026		19,457	18,398

Honda Auto Receivables Owner Trust
4.890% due 02/22/2027		216,500	217,577

Hout Bay Corp.
4.422% due 07/05/2041 •		434,530	73,405
4.622% due 07/05/2041 •		34,165	33
4.752% due 07/05/2041 •		4,046	0

HSI Asset Loan Obligation Trust
4.487% due 12/25/2036 þ		12,289	4,210

HSI Asset Securitization Corp. Trust
5.069% due 10/25/2036 •		2,241	782
5.109% due 12/25/2036 •		27,765	23,972
5.109% due 01/25/2037 •		45,919	34,672
5.159% due 04/25/2037 •		13,948	7,426
5.189% due 10/25/2036 •		15,509	5,436
5.229% due 04/25/2037 •		7,047	3,756
5.249% due 10/25/2036 •		4,416	1,263
5.289% due 10/25/2036 •		7,905	2,781
5.309% due 12/25/2036 •		26,294	6,920
5.344% due 05/25/2037 •		2,142	2,121
5.449% due 10/25/2036 •		1,761	621
5.464% due 02/25/2036 •		5,392	5,123
5.494% due 02/25/2036 •		16,250	13,867
5.554% due 12/25/2035 •		6,645	6,357
5.554% due 01/25/2036 •		5,181	5,109
5.584% due 01/25/2036 •		7,185	6,796
5.749% due 01/25/2036 •		5,700	4,879

Huntington Auto Trust
5.230% due 01/16/2029		57,600	58,808
5.500% due 03/15/2027		77,575	77,852

Hyundai Auto Lease Securitization Trust
4.620% due 04/17/2028		121,200	122,531
4.770% due 03/15/2027		71,700	72,121
5.800% due 12/15/2026		53,425	54,108
5.842% due 03/15/2027 •		56,300	56,385

Hyundai Auto Receivables Trust
4.840% due 03/15/2029		57,200	58,215
5.150% due 06/15/2027		137,200	138,150

ICG U.S. CLO Ltd.
6.556% due 04/17/2034 •		12,100	12,107

IndyMac INDB Mortgage Loan Trust
5.289% due 07/25/2036 •		26,379	8,600

Invesco Euro CLO DAC
4.553% due 10/30/2038 •	EUR	70,200	78,146

IXIS Real Estate Capital Trust
5.029% due 05/25/2037 •		$5,240	1,249
5.079% due 05/25/2037 •		10,400	2,479
5.129% due 05/25/2037 •		32,485	7,748
5.269% due 01/25/2037 •		74,989	26,622
5.289% due 08/25/2036 •		59,168	16,475
5.369% due 03/25/2036 •		9,752	5,143
5.489% due 08/25/2036 •		30,041	8,364
5.914% due 02/25/2035 •		473	476

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		79,100	79,174

JP Morgan Mortgage Acquisition Corp.
2.870% due 10/25/2035 •		6,100	5,395
5.479% due 02/25/2036 •		3,260	3,221
5.509% due 03/25/2036 •		34,382	33,389
5.554% due 05/25/2035 •		314	311
5.554% due 01/25/2036 •		11,299	11,519
5.614% due 05/25/2035 •		16,317	14,122
5.674% due 09/25/2035 •		3,866	3,851
5.899% due 06/25/2035 •		16,467	15,285
5.944% due 12/25/2035 •		8,591	7,991
6.034% due 06/25/2035 •		11,812	9,613

JP Morgan Mortgage Acquisition Trust
4.167% due 07/25/2036 •		3,525	3,480
4.247% due 11/25/2036 •		12,996	12,017
4.341% due 03/25/2047 •		100	65
4.347% due 10/25/2030 þ		3,142	1,622

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.347% due 01/25/2037 þ		$539	$278
4.601% due 11/25/2036 •		1,794	1,864
5.189% due 08/25/2036 •		2,007	1,477
5.199% due 05/25/2037 •		23,550	22,979
5.209% due 05/25/2037 •		33,182	30,178
5.229% due 08/25/2036 •		3,810	3,733
5.239% due 07/25/2036 •		20,915	18,888
5.289% due 03/25/2037 •		3,427	3,391
5.374% due 07/25/2036 •		14,474	14,256
5.404% due 05/25/2036 •		21,405	19,338
5.449% due 04/25/2036 •		15,544	15,615
5.449% due 08/25/2036 •		16,887	12,438
5.629% due 07/25/2036 •		3,200	3,008
6.330% due 07/25/2036 þ		4,919	1,396
6.910% due 07/25/2036 þ		7,014	1,987

Jubilee CLO DAC
4.485% due 07/26/2030 •	EUR	8,625	9,611

Jupiter High-Grade CDO Ltd.
0.257% due 06/08/2042 «•		$34,500	0
8.770% due 06/08/2042 •		245,455	25
8.950% due 06/08/2042 «•		44,531	0
9.100% due 06/08/2042 «•		60,401	0

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		11,873	10,967

KGS-Alpha SBA COOF Trust
1.011% due 04/25/2038 «~(a)		6,255	128

KKR CLO Ltd.
6.563% due 04/15/2031 •		4,002	4,006
6.726% due 02/09/2035 •		92,500	92,592

KREF Ltd.
6.415% due 02/17/2039 •		15,800	15,790

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		1,003	928

LAD Auto Receivables Trust
5.460% due 07/16/2029		5,700	5,841
5.610% due 08/15/2028		14,600	14,859
5.700% due 03/15/2027		8,100	8,137

LCM Loan Income Fund Ltd.
6.574% due 04/20/2031 •		12,674	12,690

LCM Ltd.
6.562% due 07/20/2034 •		42,800	42,876
6.614% due 10/20/2029 •		1,873	1,874

Lehman XS Trust
4.250% due 05/25/2037 þ		112	110
4.966% due 01/25/2036 þ		4,647	4,123
5.139% due 02/25/2037 •		17,969	13,766
5.149% due 02/25/2037 •		11,556	10,540
5.289% due 05/25/2036 •		12,948	11,087
5.429% due 02/25/2037 •		7,147	5,682
5.529% due 05/25/2036 •		2,405	2,406
5.719% due 10/25/2035 •		397	429
6.640% due 04/25/2036 þ		8,189	8,028
7.315% due 11/25/2035 •		3,315	2,166

Lendbuzz Securitization Trust
4.970% due 10/15/2029		21,800	21,841

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		2,889	2,882

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		6,725	6,593

Lendmark Funding Trust
5.120% due 07/20/2032		2,005	2,011
5.530% due 06/21/2032		20,100	20,549

LoanCore Issuer Ltd.
6.892% due 01/17/2037 •		12,730	12,738

Long Beach Mortgage Loan Trust
5.149% due 09/25/2036 •		9,996	2,778
5.169% due 12/25/2036 •		13,812	4,903
5.189% due 11/25/2036 •		6,710	2,089
5.209% due 08/25/2036 •		5,588	2,247
5.259% due 07/25/2036 •		12,502	8,781
5.269% due 05/25/2036 •		44,145	23,684
5.269% due 06/25/2036 •		53,619	25,689
5.269% due 07/25/2036 •		9,002	3,568
5.269% due 09/25/2036 •		37,276	24,021
5.279% due 08/25/2036 •		25,436	13,244
5.279% due 10/25/2036 •		41,423	23,239
5.289% due 05/25/2036 •		8,414	2,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.289% due 08/25/2036 •		$34,960	$14,068
5.289% due 09/25/2036 •		2,965	828
5.289% due 10/25/2036 •		47,757	15,694
5.289% due 12/25/2036 •		22,415	15,386
5.289% due 05/25/2046 •		6,022	5,725
5.309% due 12/25/2036 •		33,159	11,793
5.349% due 03/25/2046 •		70,195	25,482
5.369% due 01/25/2036 •		13,279	12,870
5.409% due 02/25/2036 •		8,295	8,162
5.409% due 11/25/2036 •		12,109	3,772
5.429% due 12/25/2036 •		22,770	8,106
5.449% due 08/25/2036 •		14,187	5,714
5.489% due 05/25/2036 •		25,592	7,699
5.569% due 01/25/2036 •		33,287	30,388
5.599% due 01/25/2046 •		40,141	38,591
5.749% due 08/25/2035 •		347	343
5.764% due 06/25/2034 •		1,124	1,131
5.824% due 07/25/2034 •		1,388	1,361
6.094% due 07/25/2033 •		2,421	2,398
6.169% due 11/25/2034 •		3,488	3,290
6.199% due 06/25/2033 •		1,920	1,967
6.394% due 02/25/2035 •		8,445	8,087
8.044% due 03/25/2033 •		26	27

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		42,300	43,186
5.590% due 02/17/2032		52,383	52,664

M&T Equipment Notes
4.990% due 08/18/2031		45,400	45,686

M360 Ltd.
6.534% due 11/22/2038 •		458	445

Madison Park Funding Ltd.
6.321% due 10/22/2034 •		10,200	10,201
6.402% due 10/20/2029 •		9,194	9,208
6.459% due 10/18/2030 •		93,661	93,781
6.484% due 10/21/2030 •		38,944	39,032
6.495% due 07/27/2031 •		669	673
6.534% due 04/20/2032 •		30,944	30,976
6.643% due 10/15/2032 •		13,000	13,007

Magnetite Ltd.
6.451% due 10/15/2031 •		43,922	43,948
6.746% due 01/25/2032 •		10,906	10,916
6.835% due 10/25/2033 •		134,800	134,867

MAN Euro CLO DAC
5.435% due 10/15/2036 •	EUR	86,900	96,902

Marathon CLO Ltd.
6.501% due 04/15/2032 •		$57,198	57,255
6.662% due 01/20/2033 •		108,400	108,462

Marble Point CLO Ltd.
6.482% due 01/20/2032 •		7,861	7,864

Marlette Funding Trust
0.000% due 04/16/2029 «(h)		7	6
7.130% due 12/15/2033		34,099	34,732

MASTR Asset-Backed Securities Trust
5.069% due 08/25/2036 •		4,735	1,680
5.069% due 10/25/2036 •		37,188	12,280
5.069% due 11/25/2036 •		301	95
5.069% due 01/25/2037 •		39,791	11,497
5.169% due 08/25/2036 •		10,130	3,113
5.169% due 10/25/2036 •		7,296	3,677
5.169% due 11/25/2036 •		13,572	8,134
5.169% due 01/25/2037 •		31,626	9,137
5.179% due 05/25/2037 •		827	799
5.189% due 08/25/2036 •		6,770	2,584
5.209% due 10/25/2036 •		30,665	10,126
5.229% due 10/25/2036 •		30,197	13,578
5.259% due 10/25/2036 •		53,007	20,954
5.259% due 01/25/2037 •		25,840	7,097
5.269% due 03/25/2036 •		6,369	3,854
5.269% due 04/25/2036 •		24,321	5,235
5.269% due 08/25/2036 •		49,012	16,729
5.269% due 05/25/2037 •		6,044	5,419
5.289% due 08/25/2036 •		6,513	2,330
5.289% due 10/25/2036 •		6,488	3,271
5.289% due 01/25/2037 •		34,923	10,089
5.369% due 04/25/2036 •		63,669	10,851
5.389% due 10/25/2036 •		8,509	4,289
5.389% due 11/25/2036 •		18,275	5,741
5.409% due 11/25/2036 •		2,517	1,508
5.429% due 01/25/2037 •		12,012	3,470

32	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.449% due 06/25/2036 •	$3,832	$1,381
5.449% due 08/25/2036 •	49,573	16,796
5.459% due 10/25/2036 •	5,890	2,341
5.489% due 06/25/2036 •	1,545	1,430
5.509% due 02/25/2036 •	9,170	3,446
5.539% due 01/25/2036 •	1,874	1,865
5.549% due 01/25/2036 •	678	675
5.584% due 01/25/2036 •	11,780	10,833
5.719% due 03/25/2035 •	9,095	8,491
5.719% due 10/25/2035 •	10,920	10,429
5.899% due 06/25/2035 •	461	474
5.944% due 05/25/2035 •	1,027	1,049
5.974% due 03/25/2035 •	3,668	3,636
6.019% due 05/25/2035 •	2,000	1,968
6.119% due 08/25/2037 •	17,574	15,319
9.619% due 05/25/2033 •	3,208	3,088

MASTR Specialized Loan Trust
5.489% due 02/25/2036 •	1,271	1,242
5.709% due 01/25/2037 •	9,852	4,044

Mercury CDO Ltd.
6.058% due 12/08/2040 •	6,000	96

Merrill Lynch First Franklin Mortgage Loan Trust
5.309% due 04/25/2037 •	34,664	13,786
5.309% due 05/25/2037 •	24,957	17,924
5.449% due 05/25/2037 •	44,074	31,750
5.469% due 04/25/2037 •	21,232	8,508
5.609% due 05/25/2037 •	27,539	19,898
5.819% due 10/25/2037 •	26,255	16,082

Merrill Lynch Mortgage Investors Trust
3.940% due 03/25/2037 þ	21,913	4,654
4.139% due 11/25/2037 •	14,871	7,341
4.346% due 11/25/2037 •	28,004	9,337
5.109% due 04/25/2047 •	3,629	1,485
5.169% due 07/25/2037 •	3,657	831
5.209% due 10/25/2037 •	20,460	3,185
5.259% due 08/25/2037 •	7,039	6,411
5.269% due 06/25/2037 •	14,210	3,761
5.269% due 08/25/2037 •	2,275	2,238
5.269% due 09/25/2037 •	43,688	12,752
5.289% due 03/25/2037 •	5,181	1,451
5.289% due 04/25/2037 •	10,144	5,135
5.289% due 05/25/2037 •	2,994	1,809
5.289% due 07/25/2037 •	2,652	1,543
5.299% due 03/25/2037 •	20,380	7,098
5.349% due 04/25/2047 •	18,844	7,713
5.449% due 08/25/2037 •	971	779
5.469% due 03/25/2037 •	25,850	19,774
5.569% due 12/25/2036 •	10,535	10,141
5.569% due 01/25/2037 •	14,915	14,007
5.689% due 05/25/2036 •	98	97
5.719% due 09/25/2035 •	1,938	1,910
5.764% due 09/25/2035 •	67	65
5.839% due 05/25/2036 •	4,037	3,550
5.869% due 02/25/2047 •	22,844	13,433
5.899% due 07/25/2035 •	6,670	6,697
5.914% due 02/25/2036 •	1,360	1,361
5.944% due 04/25/2036 •	1,815	1,789
5.974% due 06/25/2036 •	3,035	2,420
6.004% due 02/25/2036 •	498	463
6.094% due 08/25/2036 •	1,683	1,862
7.444% due 06/25/2034 •	453	449
8.532% due 04/25/2035 •	260	212

MESA Trust
8.194% due 11/25/2031 •	763	665

MF1 LLC
6.702% due 03/19/2039 •	38,000	38,031
7.600% due 09/17/2037 •	128,500	128,942

Mid-State Trust
4.864% due 07/15/2038	214	213

MMcapS Funding Ltd.
5.727% due 12/01/2035 •	9,100	8,417

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 05/25/2037 •	4,614	4,151
5.069% due 10/25/2036 •	4,006	1,782
5.069% due 11/25/2036 •	1,515	861
5.079% due 03/25/2037 •	2,719	1,172
5.099% due 10/25/2036 •	13,867	12,438
5.099% due 12/25/2036 •	41,355	25,920
5.099% due 01/25/2037 •	20,646	9,352

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.109% due 10/25/2036 •	$34,898	$15,525
5.109% due 11/25/2036 •	2,529	1,210
5.109% due 05/25/2037 •	21,317	18,145
5.119% due 10/25/2036 •	14,527	7,887
5.119% due 12/25/2036 •	3,990	2,021
5.129% due 09/25/2036 •	223	97
5.149% due 02/25/2037 •	24,184	7,947
5.149% due 03/25/2037 •	24,214	10,437
5.149% due 05/25/2037 •	10,713	9,640
5.159% due 05/25/2037 •	12,548	9,660
5.169% due 09/25/2036 •	2,638	1,145
5.169% due 02/25/2037 •	8,478	4,056
5.169% due 05/25/2037 •	3,382	1,955
5.189% due 10/25/2036 •	1,236	550
5.189% due 11/25/2036 •	10,251	4,905
5.199% due 10/25/2036 •	8,298	4,505
5.199% due 02/25/2037 •	29,381	9,654
5.219% due 03/25/2037 •	40,268	17,357
5.219% due 05/25/2037 •	14,536	13,082
5.229% due 09/25/2036 •	41,816	18,997
5.229% due 02/25/2037 •	20,570	9,839
5.229% due 05/25/2037 •	10,088	7,766
5.249% due 08/25/2036 •	26,741	13,633
5.269% due 06/25/2036 •	5,093	2,640
5.269% due 09/25/2036 •	13,434	4,645
5.289% due 03/25/2036 •	682	680
5.289% due 09/25/2036 •	23,428	10,168
5.299% due 02/25/2037 •	7,045	3,370
5.329% due 03/25/2036 •	2,139	1,787
5.429% due 09/25/2036 •	3,563	1,546
5.469% due 04/25/2036 •	12,603	11,976
5.469% due 08/25/2036 •	10,747	5,478
5.509% due 03/25/2036 •	80,027	67,552
5.524% due 01/25/2036 •	15,700	12,847
5.549% due 01/25/2036 •	8,208	7,949
5.549% due 02/25/2036 •	2,662	2,638
5.569% due 12/25/2035 •	17,327	16,149
5.589% due 12/25/2035 •	5,823	5,690
5.644% due 09/25/2035 •	325	311
5.674% due 02/25/2035 •	869	857
5.709% due 01/25/2034 •	4,925	5,012
5.749% due 01/25/2035 •	3,658	3,644
5.779% due 04/25/2034 •	1,090	1,107
5.794% due 08/25/2034 •	106	102
5.854% due 11/25/2034 •	1,810	1,761
5.869% due 05/25/2034 •	8,963	9,238
5.869% due 08/25/2034 •	10,970	10,942
5.884% due 07/25/2034 •	1,828	1,916
5.884% due 09/25/2034 •	7,167	7,309
5.899% due 07/25/2035 •	3,583	3,480
5.929% due 03/25/2035 •	4,859	4,689
5.944% due 07/25/2034 •	252	260
5.944% due 07/25/2035 •	3,750	3,270
5.959% due 06/25/2035 •	3,768	3,722
5.989% due 10/25/2033 •	44	44
6.004% due 01/25/2035 •	2,114	1,905
6.004% due 03/25/2035 •	2,526	2,271
6.004% due 07/25/2035 •	2,096	2,055
6.029% due 09/25/2034 •	323	329
6.049% due 03/25/2033 •	21	20
6.064% due 01/25/2035 •	2,614	2,275
6.219% due 07/25/2037 •	14,010	12,299
8.769% due 02/25/2047 •	25,247	20,733

Morgan Stanley Dean Witter Capital, Inc. Trust
6.319% due 02/25/2033 •	251	261

Morgan Stanley Home Equity Loan Trust
5.069% due 12/25/2036 •	3,237	1,586
5.069% due 04/25/2037 •	5,961	3,140
5.109% due 12/25/2036 •	39,780	19,506
5.139% due 04/25/2037 •	8,421	4,436
5.289% due 04/25/2036 •	6,805	4,816
5.319% due 04/25/2037 •	17,730	9,342
5.479% due 02/25/2036 •	657	619
5.489% due 04/25/2036 •	10,375	7,338
5.959% due 05/25/2035 •	6,100	5,992

Morgan Stanley IXIS Real Estate Capital Trust
5.039% due 11/25/2036 •	7,909	2,593
5.079% due 11/25/2036 •	29,341	9,620
5.119% due 11/25/2036 •	1,503	493
5.189% due 11/25/2036 •	20,063	6,578

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.269% due 07/25/2036 •	$6,457	$2,621
5.429% due 07/25/2036 •	25,128	10,199

Morgan Stanley Mortgage Loan Trust
5.309% due 10/25/2036 •	2,197	641
5.429% due 02/25/2037 •	2,801	588
5.689% due 04/25/2037 •	7,443	2,047
5.750% due 04/25/2037 ~	2,218	1,097
6.000% due 02/25/2037 ~	120	112
6.122% due 01/25/2047 þ	96	90
6.254% due 01/25/2047 þ	5,684	2,683
6.263% due 01/25/2047 þ	7,130	2,159
6.419% due 09/25/2046 þ	13,331	2,850
6.465% due 09/25/2046 þ	3,597	1,224
6.604% due 09/25/2046 þ	9,298	1,986

Morgan Stanley Structured Trust
5.269% due 06/25/2037 •	47,708	44,223

Mountain View CLO LLC
6.588% due 01/16/2031 •	6,661	6,666

Mountain View CLO Ltd.
6.761% due 04/15/2034 •	45,900	45,979

Nassau Ltd.
6.713% due 07/15/2031 •	7,572	7,576
6.813% due 01/15/2030 •	1,962	1,962

National Collegiate Commutation Trust
0.000% due 03/25/2038 •	61,425	17,435

Nationstar Home Equity Loan Trust
5.144% due 06/25/2037 •	212	206
5.219% due 06/25/2037 •	2,795	2,451
5.289% due 04/25/2037 •	2,207	2,180
5.374% due 03/25/2037 •	2,873	2,838
5.379% due 04/25/2037 •	17,031	16,257
5.389% due 03/25/2037 •	11,347	10,898
5.419% due 03/25/2037 •	8,000	7,268
5.509% due 09/25/2036 •	31,478	31,061
5.524% due 09/25/2036 •	1,338	1,274

Navient Private Education Loan Trust
2.460% due 11/15/2068	10,213	9,855
6.661% due 07/16/2040 •	13,914	13,953

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069	18,993	17,339
1.690% due 05/15/2069	249	234
3.238% due 11/15/2045 ~	127,635	120,990
6.261% due 12/15/2059 •	4,709	4,714

Navient Student Loan Trust
6.445% due 12/27/2066 •	1,329	1,333
7.042% due 03/15/2072 •	82,809	83,496
7.230% due 03/15/2072	52,400	56,437

Nelnet Student Loan Trust
5.409% due 09/27/2066 •	1,730	1,731
6.640% due 02/20/2041	47,155	48,271
7.545% due 02/20/2041 •	48,629	48,725

Neuberger Berman CLO Ltd.
6.555% due 01/28/2030 •	31,745	31,785

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •	15,742	15,753
6.873% due 10/24/2032 •	122,250	122,394

New Century Home Equity Loan Trust
4.881% due 11/25/2033 þ	76	68
4.881% due 11/25/2033 ~	6	6
5.329% due 05/25/2036 •	8,066	8,051
5.614% due 12/25/2035 •	5,535	5,284
5.704% due 10/25/2035 •	35,480	31,269
5.709% due 08/25/2034 •	92	92
5.734% due 02/25/2035 •	11,883	11,712
5.749% due 03/25/2035 •	807	799
5.914% due 09/25/2035 •	11,260	11,152
5.944% due 06/25/2035 •	4,529	4,422
5.974% due 07/25/2035 •	12,096	11,971
6.019% due 07/25/2035 •	32,115	31,268
6.034% due 03/25/2035 •	2,853	2,819
6.094% due 03/25/2035 •	3,758	3,623

New Mountain CLO Ltd.
7.232% due 04/20/2036 •	5,000	5,024

Newark BSL CLO Ltd.
6.516% due 07/25/2030 •	6,030	6,039

Newcastle Investment Trust
0.000% due 05/01/2033 ~	35,497	35,246

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newcastle Mortgage Securities Trust
5.159% due 04/25/2037 •	$13,831	$13,324
5.199% due 04/25/2037 •	3,586	3,536
5.309% due 04/25/2037 •	14,485	13,379
5.469% due 04/25/2037 •	7,785	6,706
5.689% due 03/25/2036 •	5,500	5,418
5.824% due 03/25/2036 •	16,336	15,793

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.119% due 07/25/2036 •	22,676	21,019
5.404% due 03/25/2036 •	347	347
5.449% due 03/25/2036 •	4,024	3,949
5.599% due 02/25/2036 •	2,434	2,267
5.629% due 11/25/2035 •	8,296	7,977

Northwoods Capital Ltd.
6.137% due 06/15/2031 •	50,700	50,700
6.363% due 11/13/2031 •	15,850	15,876

NovaStar Mortgage Funding Trust
5.149% due 09/25/2037 •	26,455	24,767
5.229% due 03/25/2037 •	89,472	57,423
5.269% due 06/25/2036 •	1,230	903
5.309% due 01/25/2037 •	1,112	384
5.659% due 01/25/2036 •	11,300	10,463
5.704% due 01/25/2036 •	14,500	14,016
5.794% due 06/25/2034 •	344	337
5.854% due 01/25/2036 •	2,996	2,548
5.884% due 10/25/2035 •	10,291	10,039
6.139% due 06/25/2035 •	21,000	20,839

NRPLM Trust
0.000% due 09/27/2063 «~	7,291	6,237

Oaktree CLO Ltd.
6.654% due 04/22/2030 •	9,722	9,729

Oakwood Mortgage Investors, Inc.
7.945% due 03/15/2049	2,929	509

Ocean Trails Clo
0.000% due 10/15/2034 •(c)	7,750	7,750
6.440% due 07/15/2034 •	84,500	84,562

OCP CLO Ltd.
6.551% due 01/15/2033 •	12,000	12,005

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •	77,712	77,758
6.544% due 03/17/2030 •	9,886	9,903

OneMain Financial Issuance Trust
1.750% due 09/14/2035	17,805	17,073
5.940% due 05/15/2034	2,730	2,761
6.842% due 09/15/2036 •	18,764	19,072

Oportun Issuance Trust
5.860% due 02/09/2032	26,600	26,656
6.334% due 04/08/2031	3,311	3,320

Option One Mortgage Loan Trust
5.089% due 03/25/2037 •	465	449
5.099% due 07/25/2037 •	3,778	2,451
5.109% due 01/25/2037 •	28,153	17,756
5.109% due 03/25/2037 •	55,751	35,328
5.119% due 03/25/2037 •	37,804	19,028
5.139% due 05/25/2037 •	6,182	3,320
5.149% due 04/25/2037 •	20,979	11,983
5.149% due 07/25/2037 •	4,438	2,879
5.159% due 07/25/2037 •	898	793
5.169% due 07/25/2036 •	7,813	4,591
5.189% due 04/25/2037 •	104,878	72,423
5.189% due 05/25/2037 •	95,323	57,781
5.209% due 04/25/2037 •	6,836	3,705
5.219% due 03/25/2037 •	4,666	2,348
5.249% due 02/25/2037 •	29,961	16,057
5.269% due 05/25/2037 •	7,070	3,797
5.279% due 04/25/2037 •	2,954	1,713
5.539% due 01/25/2036 •	54,206	41,970
5.569% due 01/25/2036 •	1,766	1,750
5.764% due 05/25/2034 •	1,951	1,965
5.839% due 05/25/2035 •	3,941	3,290
5.869% due 01/25/2034 •	9,631	9,186
6.394% due 11/25/2034 •	13	14

Option One Mortgage Loan Trust Asset-Backed Certificates
5.599% due 12/25/2035 •	2,733	2,650
5.629% due 12/25/2035 •	8,709	7,575
5.659% due 11/25/2035 •	9,829	9,419

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.704% due 11/25/2035 •		$5,889	$5,003
5.824% due 10/25/2032 •		1,521	1,629

Oscar U.S. Funding LLC
4.470% due 03/12/2029 «		9,300	9,274
4.630% due 12/10/2027 «		27,800	27,811

Ownit Mortgage Loan Trust
3.158% due 10/25/2035 þ		6,313	3,605
5.249% due 10/25/2037 •		9,514	10,021
5.269% due 07/25/2037 •		14,301	12,728
5.464% due 03/25/2037 •		9,223	9,282
5.489% due 07/25/2037 •		6,634	5,907
5.644% due 06/25/2036 •		5,134	4,236
5.869% due 10/25/2036 •		2,626	2,549
5.989% due 03/25/2036 •		3,426	2,991

OZLM Ltd.
6.432% due 07/20/2030 •		14,560	14,575
6.527% due 10/17/2029 •		327	328

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		1,991	1,990
5.065% due 03/15/2032		28,800	28,912
5.331% due 01/15/2032		26,900	26,975
6.093% due 11/15/2031		13,096	13,223
6.117% due 12/15/2031		14,537	14,711
6.258% due 10/15/2031		29,990	30,301
6.278% due 10/15/2031		14,472	14,616
6.319% due 08/15/2031		12,131	12,297
6.660% due 07/15/2031		3,118	3,172
6.811% due 05/15/2030		11,775	11,784
7.128% due 06/16/2031		17,139	17,178
7.179% due 04/15/2031		8,932	8,946
7.228% due 07/15/2031		2,534	2,538
7.400% due 03/15/2030 ~		3,352	3,376
7.464% due 06/16/2031		14,996	15,105
7.600% due 12/16/2030		21,442	21,572
7.625% due 04/15/2031		19,470	19,631
7.656% due 05/15/2030		3,500	3,527
8.258% due 12/16/2030 ~		5,597	5,655
8.609% due 07/15/2030 ~		3,375	3,429
9.099% due 04/15/2031		4,700	4,822

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •		8,161	8,168
6.602% due 04/20/2035 •		15,600	15,608
6.832% due 10/20/2033 •		176,200	176,200

Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •	EUR	125,800	140,083
4.568% due 01/15/2033 •		25,600	28,536
4.792% due 08/15/2033 •		75,414	84,223
5.042% due 05/15/2033 •		101,118	113,016

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.689% due 05/25/2035 •		$7,486	7,366
5.704% due 08/25/2035 •		61	60
5.704% due 09/25/2035 •		1,916	1,868
5.749% due 08/25/2035 •		4,000	3,685
5.794% due 07/25/2035 •		17,000	16,389
5.899% due 05/25/2035 •		22,971	21,403
5.944% due 07/25/2035 •		21,655	19,326
5.974% due 06/25/2035 •		13,074	12,519
6.004% due 05/25/2035 •		4,784	3,844
6.019% due 10/25/2034 •		3,159	3,119
6.019% due 06/25/2035 •		4,641	3,895
6.139% due 03/25/2035 •		17,052	15,951
6.289% due 01/25/2036 •		6,000	5,698
6.544% due 02/25/2035 •		15,019	14,746
6.694% due 02/25/2035 •		3,247	2,962
6.739% due 10/25/2034 •		17,186	16,504
6.769% due 09/25/2034 •		2,610	2,530
6.769% due 12/25/2034 •		16,813	16,703
6.844% due 10/25/2034 •		3,846	3,430
6.844% due 12/25/2034 •		8,426	7,910
7.069% due 09/25/2034 •		3,062	2,804

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		28,600	28,798
5.040% due 09/15/2027		51,700	51,923

People’s Choice Home Loan Securities Trust
6.694% due 10/25/2034 •		4,024	3,621

People’s Financial Realty Mortgage Securities Trust
5.099% due 09/25/2036 •		28,122	5,241
5.109% due 09/25/2036 •		25,218	6,516

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Performer Funding PLC
0.000% due 06/21/2035 (h)	GBP	164,310	$97,178
6.952% due 06/21/2035		185,225	247,099
7.952% due 06/21/2035		129,635	174,511
8.952% due 06/21/2035		86,490	118,505
10.452% due 06/21/2035		37,025	50,618
12.452% due 06/21/2035		55,585	75,969

PFP Ltd.
6.915% due 09/17/2039 •		$86,900	87,302

Popular ABS Mortgage Pass-Through Trust
5.279% due 06/25/2047 •		8,746	8,149
5.464% due 07/25/2036 •		2,023	1,914
5.509% due 05/25/2036 •		2,788	2,657
5.839% due 02/25/2036 •		1,312	1,240
5.917% due 04/25/2035 þ		3,729	3,654

Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027		38,800	39,074
4.840% due 01/20/2027		26,300	26,401
5.865% due 01/20/2027 •		40,400	40,424

PRET LLC
3.721% due 07/25/2051 þ		365	362
5.963% due 09/25/2054 þ		28,200	28,338
6.996% due 07/25/2054 þ		29,837	30,215
7.143% due 01/25/2054 þ		19,844	20,292
7.143% due 03/25/2054 þ		35,769	36,297
8.112% due 11/25/2053 þ		35,139	35,679
8.232% due 09/25/2053 þ		39,222	40,237
8.497% due 10/25/2053 þ		44,569	45,460

PRET Trust
4.075% due 06/25/2064 ~		20,700	19,835

Progress Residential Trust
2.013% due 11/17/2040		6,071	5,551
2.709% due 02/17/2041		10,623	9,861

Providus CLO DAC
0.000% due 10/15/2038 •(c)	EUR	69,000	76,807

RAAC Trust
5.469% due 02/25/2037 •		$2,733	2,684
5.569% due 09/25/2045 •		2,106	2,064
5.669% due 02/25/2046 •		7	7
5.669% due 11/25/2046 •		1,018	988
5.729% due 10/25/2046 •		5,606	5,474
5.944% due 02/25/2046 •		19,679	19,339
6.469% due 09/25/2047 •		6,500	6,366
6.619% due 05/25/2039 •		1,482	1,540

Rad CLO Ltd.
6.515% due 04/25/2032 •		41,279	41,324
6.875% due 01/25/2033 •		95,600	95,598

RCKT Mortgage Trust
5.344% due 09/25/2044 þ		27,322	27,489
6.025% due 02/25/2044 ~		13,749	13,911

Reach ABS Trust
5.880% due 07/15/2031		11,120	11,192
6.300% due 02/18/2031		6,039	6,081

Regatta Funding Ltd.
6.311% due 01/15/2033 •		80,150	80,150
6.485% due 10/25/2031 •		94,817	94,913
6.602% due 04/20/2035 •		24,100	24,117
6.694% due 01/20/2035 •		29,000	29,029

Regional Management Issuance Trust
5.830% due 07/15/2036		10,500	10,879

Renaissance Home Equity Loan Trust
3.838% due 08/25/2033 •		597	554
5.512% due 04/25/2037 þ		6,555	1,679
5.580% due 11/25/2036 þ		12,329	4,107
5.612% due 04/25/2037 þ		853	222
5.675% due 06/25/2037 þ		3,891	978
5.731% due 11/25/2036 þ		548	187
5.744% due 06/25/2037 þ		137,503	35,009
5.761% due 04/25/2037 þ		2,781	744
5.797% due 08/25/2036 þ		662	253
5.812% due 11/25/2036 þ		9,025	3,130
5.879% due 06/25/2037 þ		8,523	2,223
5.893% due 06/25/2037 þ		6,639	1,736
5.906% due 06/25/2037 þ		23,928	6,272
6.011% due 05/25/2036 þ		9,006	4,291
6.115% due 08/25/2036 þ		17,329	6,982
6.120% due 11/25/2036 þ		683	250

34	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.203% due 06/25/2037 þ	$38,172	$10,676
7.750% due 09/25/2037 þ	29,365	12,293

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	18,191	18,217
7.090% due 06/25/2032	9,546	9,656
7.130% due 01/26/2032	29,653	29,999

Residential Asset Mortgage Products Trust
4.909% due 10/25/2033 •	1,603	1,604
4.923% due 12/25/2034 •	566	507
5.055% due 04/25/2034 •	4,636	4,237
5.314% due 12/25/2036 •	15,000	13,982
5.319% due 08/25/2036 •	17,147	16,958
5.319% due 10/25/2036 •	1,983	1,926
5.356% due 12/25/2034 þ	215	197
5.359% due 02/25/2037 •	13,613	12,878
5.409% due 12/25/2035 •	17,306	15,702
5.452% due 08/25/2034 •	1,524	1,540
5.492% due 01/25/2035 þ	433	352
5.494% due 07/25/2036 •	8,349	8,071
5.509% due 02/25/2036 •	1,340	1,299
5.569% due 02/25/2036 •	897	893
5.614% due 02/25/2036 •	2,205	2,144
5.669% due 12/25/2035 •	20,749	18,664
5.670% due 10/25/2034 þ	428	427
5.719% due 04/25/2034 •	2,892	2,892
5.749% due 07/25/2035 •	79	79
5.779% due 07/25/2035 •	6,500	6,375
5.839% due 02/25/2034 •	395	397
5.839% due 04/25/2034 •	1,460	1,468
5.839% due 10/25/2035 •	11,246	10,864
5.854% due 11/25/2035 •	7,000	6,709
5.914% due 09/25/2035 •	10,390	10,249
5.914% due 10/25/2035 •	700	614
5.989% due 03/25/2035 •	2,762	2,761
5.989% due 06/25/2035 •	4,652	4,635
6.019% due 08/25/2035 •	1,849	1,819
6.034% due 07/25/2035 •	6,872	6,796
6.049% due 03/25/2035 •	7,313	7,285
6.064% due 05/25/2035 •	4,750	4,826
6.094% due 06/25/2035 •	2,100	2,054
6.124% due 02/25/2035 •	6,687	6,729
6.169% due 01/25/2035 •	4,125	3,981
6.244% due 02/25/2035 •	464	397
6.544% due 04/25/2034 •	1,672	1,656
6.649% due 08/25/2035 •	12,534	11,589
6.874% due 02/25/2034 •	370	327
6.949% due 04/25/2034 •	2,821	2,830

Residential Asset Securities Corp. Trust
5.179% due 04/25/2037 •	6,969	6,776
5.189% due 02/25/2037 •	5,986	5,836
5.209% due 10/25/2036 •	19,165	18,942
5.219% due 11/25/2036 •	62,698	56,785
5.249% due 07/25/2036 •	17,909	17,466
5.249% due 09/25/2036 •	1,304	1,286
5.309% due 11/25/2036 •	7,783	7,249
5.309% due 04/25/2037 •	33,262	32,100
5.409% due 01/25/2037 •	4,471	4,293
5.479% due 04/25/2036 •	23,954	22,002
5.489% due 07/25/2036 •	10,464	9,351
5.509% due 07/25/2036 •	10,000	8,784
5.529% due 04/25/2036 •	3,810	3,806
5.562% due 04/25/2034 •	909	900
5.569% due 02/25/2036 •	4,168	4,148
5.584% due 11/25/2035 •	15,260	14,629
5.599% due 12/25/2035 •	13	13
5.629% due 10/25/2035 •	9,452	9,171
5.649% due 05/25/2037 •	759	751
5.674% due 09/25/2035 •	7,245	6,968
5.674% due 11/25/2035 •	277	271
5.689% due 01/25/2036 •	1,933	1,910
5.809% due 09/25/2034 •	513	512
5.809% due 12/25/2034 •	276	275
5.839% due 11/25/2035 •	10,475	9,153
5.854% due 12/25/2035 •	1,516	1,377
5.869% due 11/25/2035 •	7,012	6,903
5.929% due 08/25/2035 •	4,612	4,568
5.980% due 09/25/2034 ~	895	844
6.004% due 08/25/2035 •	4,230	4,136
6.214% due 03/25/2035 •	530	524
6.679% due 01/25/2034 •	2,163	2,181

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.694% due 11/25/2034 •		$149	$149
6.694% due 08/25/2035 •		4,551	4,410
6.769% due 04/25/2035 •		1,982	1,939
6.919% due 11/25/2034 •		802	809
7.444% due 11/25/2034 •		1,948	1,966

Rockford Tower Europe CLO DAC
5.075% due 04/24/2037 •	EUR	29,600	33,011

Romark CLO Ltd.
6.575% due 10/23/2030 •		$2,073	2,076

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		72,100	72,100

Santander Drive Auto Receivables Trust
4.850% due 01/16/2029		94,300	94,882
4.930% due 09/17/2029		37,500	37,828
5.240% due 05/15/2028		50,600	50,903
5.250% due 04/17/2028		8,200	8,267
5.410% due 07/15/2027		75,700	75,891
5.470% due 12/16/2030		79,500	80,974
5.610% due 07/17/2028		60,000	60,800
5.630% due 01/16/2029		86,800	88,295
5.710% due 02/16/2027		39,073	39,176
5.770% due 11/15/2030		110,000	113,226
5.800% due 09/15/2027		34,410	34,543
5.910% due 06/15/2027		86,642	87,035

Saxon Asset Securities Trust
1.671% due 11/25/2035 •		12,994	9,761
1.794% due 05/25/2035 •		1,658	1,315
4.178% due 12/25/2033 •		1,471	1,448
5.149% due 05/25/2037 •		23,106	16,624
5.279% due 09/25/2037 •		9,069	8,672
5.449% due 10/25/2046 •		2,734	2,354
5.459% due 09/25/2047 •		4,148	3,620
5.644% due 11/25/2037 •		10,185	9,808
5.689% due 11/25/2037 •		4,873	4,095
5.764% due 03/25/2031 •		148	135
5.899% due 11/25/2037 •		5,413	4,430
5.944% due 12/26/2034 •		186	167
6.719% due 12/25/2037 •		5,035	4,361
9.844% due 12/26/2034 •		532	82

SBNA Auto Lease Trust
5.210% due 04/16/2029		12,600	12,838
5.320% due 12/15/2028		48,900	49,413
5.560% due 11/22/2027		53,300	54,261
5.670% due 11/20/2026		38,400	38,618
5.700% due 03/15/2027		33,226	33,294
6.520% due 04/20/2028		16,200	16,707

SCCU Auto Receivables Trust
5.110% due 06/15/2029		39,500	40,093
5.160% due 05/15/2030		36,300	36,998
5.450% due 12/15/2027		71,200	71,603
5.700% due 10/16/2028		20,600	21,028
5.700% due 08/15/2029		12,200	12,593
5.850% due 05/17/2027		21,380	21,470

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •		455	104
5.129% due 08/25/2036 •		6,428	2,109
5.129% due 11/25/2036 •		139	38
5.169% due 07/25/2036 •		19,716	7,885
5.229% due 12/25/2036 •		6,571	6,055
5.249% due 07/25/2036 •		10,311	8,905
5.249% due 08/25/2036 •		36,019	15,003
5.269% due 07/25/2036 •		19,668	7,865
5.269% due 09/25/2036 •		3,909	1,368
5.289% due 07/25/2036 •		5,095	1,815
5.289% due 09/25/2036 •		18,397	12,966
5.289% due 10/25/2036 •		63,705	21,693
5.289% due 11/25/2036 •		7,262	2,004
5.289% due 12/25/2036 •		29,359	6,687
5.309% due 08/25/2036 •		33,529	11,000
5.369% due 12/25/2036 •		67,453	24,833
5.449% due 07/25/2036 •		3,599	1,439
5.469% due 05/25/2036 •		6,572	3,454
5.549% due 12/25/2035 •		1,720	1,683
5.569% due 11/25/2035 •		26,035	21,792
5.569% due 12/25/2035 •		13,206	10,197
5.614% due 10/25/2035 •		3,463	2,801
5.644% due 01/25/2035 •		773	680
5.689% due 10/25/2035 •		963	827
5.929% due 01/25/2036 •		534	499

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031		$3,650	$3,715
4.950% due 05/21/2029		16,200	16,386
5.710% due 10/20/2027		78,747	79,169

SG Mortgage Securities Trust
5.109% due 10/25/2036 •		14,998	13,641
5.289% due 07/25/2036 •		8,541	1,861
5.429% due 07/25/2036 •		7,993	1,753
5.509% due 02/25/2036 •		1,205	611
5.674% due 10/25/2035 •		2,000	1,846

Sierra Madre Funding Ltd.
5.632% due 09/07/2039 •		20,989	13,444

Silver Rock CLO Ltd.
7.062% due 10/20/2033 •		94,700	94,834

SLM Private Credit Student Loan Trust
5.478% due 12/15/2039 •		285	277

SLM Student Loan Trust
4.085% due 10/25/2039 •	EUR	4,134	4,286
6.195% due 03/25/2026 •		$20,436	20,418

SMB Private Education Loan Trust
0.000% due 03/15/2052 «(h)		4,343	6,226
0.000% due 09/15/2053 (h)		3	1,445
0.000% due 02/16/2055 «(h)		34	33,393
0.000% due 10/16/2056 «(h)		13	7,561
0.000% due 10/15/2058 «(h)		23	6,983
3.940% due 02/16/2055		232,404	226,575
4.550% due 02/16/2055		91,730	89,382
4.950% due 02/16/2055		24,146	23,656
4.990% due 10/16/2056		270,686	272,313
5.090% due 10/16/2056		13,200	13,407
5.370% due 10/15/2058		118,924	121,406
5.380% due 07/15/2053		115,298	118,504
5.500% due 06/17/2052		46,534	47,975
5.550% due 03/15/2052		58,707	61,379
5.770% due 10/16/2056		128,108	130,786
5.819% due 09/15/2054 •		2,172	2,162
5.950% due 02/16/2055		35,085	34,441
6.150% due 09/15/2053		83,022	87,912
6.150% due 10/15/2058		41,287	42,358
6.250% due 03/15/2052		11,819	12,319
6.360% due 10/16/2056		19,950	20,498
6.442% due 06/17/2052 •		12,018	11,938
6.442% due 07/15/2053 •		127,762	126,576
6.500% due 03/15/2052		4,315	4,560
6.580% due 10/15/2058		12,778	13,075
6.642% due 03/15/2052 •		58,707	58,817
6.700% due 10/16/2056 •		13,800	13,829
6.792% due 02/16/2055 •		229,342	230,436
6.792% due 03/15/2056 •		9,813	9,889
6.930% due 09/15/2053		43,966	47,460
6.992% due 09/15/2053 •		134,776	136,950
7.142% due 10/16/2056 •		412,988	419,411
7.142% due 10/15/2058 •		182,352	185,694
7.192% due 05/16/2050 •		6,847	6,961
7.230% due 10/15/2058		35,988	36,509
7.540% due 09/15/2053		8,999	9,568
7.560% due 10/16/2056		64,173	65,944
8.290% due 03/15/2052		4,600	4,848
8.870% due 09/15/2053		18,543	20,184

SoFi Alternative Trust
0.000% due 02/15/2046 «(h)		1,000	21,461
1.170% due 02/15/2046		166,489	153,610
2.550% due 02/15/2046		54,100	45,414
4.359% due 06/15/2050 ~		117,132	111,788
4.854% due 05/16/2050 ~		69,181	66,298

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		2,198	2,161

Sound Point CLO Ltd.
6.563% due 04/15/2031 •		12,126	12,132
6.565% due 01/25/2032 •		54,900	54,914
6.726% due 10/25/2034 •		15,700	15,709
6.733% due 07/15/2034 •		13,000	13,011

Soundview Home Loan Trust
4.118% due 04/25/2035 •		464	449
5.049% due 06/25/2037 •		3,991	2,696
5.079% due 01/25/2037 •		609	447
5.079% due 02/25/2037 •		184	53
5.119% due 06/25/2037 •		11,092	7,492

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.129% due 01/25/2037 •	$30,782	$22,572
5.139% due 07/25/2037 •	1,385	1,226
5.139% due 08/25/2037 •	8,142	7,041
5.169% due 06/25/2037 •	129,159	90,047
5.179% due 06/25/2037 •	16,353	11,045
5.209% due 01/25/2037 •	13,397	9,824
5.249% due 06/25/2037 •	4,887	3,301
5.269% due 01/25/2037 •	11,021	10,547
5.269% due 03/25/2037 •	8,944	8,504
5.309% due 11/25/2036 •	60,422	17,003
5.339% due 02/25/2037 •	19,580	5,699
5.374% due 12/25/2036 •	9,790	9,692
5.429% due 06/25/2036 •	4,934	4,760
5.434% due 02/25/2036 •	11,597	10,838
5.434% due 06/25/2036 •	1,208	1,066
5.449% due 07/25/2036 •	9,577	8,640
5.469% due 10/25/2036 •	21,712	20,827
5.469% due 11/25/2036 •	6,891	6,493
5.487% due 03/25/2036 •	996	870
5.524% due 03/25/2036 •	14,893	14,599
5.659% due 12/25/2035 •	8,000	7,372
5.669% due 12/25/2035 •	374	373
5.719% due 06/25/2035 •	17,750	15,908
5.719% due 03/25/2036 •	354	351
5.824% due 01/25/2035 •	107	89
5.869% due 10/25/2037 •	1,839	1,482
5.944% due 08/25/2035 •	8,802	6,548
5.944% due 11/25/2035 •	3,946	3,880
6.004% due 05/25/2035 •	4,068	4,062
6.049% due 07/25/2035 •	1,560	1,555
6.269% due 11/25/2033 •	77	79

Specialty Underwriting & Residential Finance Trust
4.194% due 06/25/2037 •	3,479	1,762
5.239% due 04/25/2037 •	2,235	1,675
5.249% due 09/25/2037 •	19,563	18,126
5.249% due 11/25/2037 •	5,565	4,425
5.269% due 06/25/2037 •	1,636	973
5.389% due 11/25/2037 •	9,107	5,129
5.449% due 03/25/2037 •	28,292	13,410
5.449% due 09/25/2037 •	15,070	5,337
6.139% due 12/25/2035 •	5,049	4,979

Starwood Commercial Mortgage Trust
6.611% due 07/15/2038 •	3,550	3,547
6.811% due 07/15/2038 •	10,070	10,056
7.161% due 07/15/2038 •	13,000	12,872
7.561% due 07/15/2038 •	12,125	11,960
7.911% due 07/15/2038 •	2,500	2,414

Steele Creek CLO Ltd.
6.573% due 04/15/2031 •	16,137	16,152

Structured Asset Investment Loan Trust
5.099% due 07/25/2036 •	29,276	21,498
5.119% due 07/25/2036 •	545	532
5.142% due 07/25/2036 •	31,995	18,812
5.249% due 06/25/2036 •	9,880	9,711
5.489% due 05/25/2036 •	14,307	5,786
5.569% due 01/25/2036 •	234	229
5.569% due 03/25/2036 •	10,000	5,035
5.584% due 01/25/2036 •	42,655	34,687
5.589% due 01/25/2036 •	31,613	29,611
5.599% due 11/25/2035 •	10,969	10,726
5.669% due 04/25/2033 •	17	18
5.689% due 04/25/2033 •	165	171
5.689% due 04/25/2035 •	560	552
5.689% due 07/25/2035 •	9,347	8,845
5.689% due 10/25/2035 •	18,814	18,353
5.704% due 09/25/2035 •	19,778	17,616
5.719% due 07/25/2035 •	1,195	1,138
5.734% due 08/25/2035 •	13,405	13,051
5.749% due 02/25/2035 •	5,768	5,682
5.749% due 03/25/2035 •	7,352	7,042
5.794% due 05/25/2034 •	277	270
5.869% due 04/25/2035 •	17,440	16,335
5.899% due 09/25/2034 •	434	396
5.899% due 06/25/2035 •	1,542	1,482
5.919% due 07/25/2033 •	661	647
5.919% due 08/25/2033 •	3,158	3,054
5.944% due 01/25/2035 •	4,200	3,895
5.944% due 05/25/2035 •	25,492	22,858
6.049% due 05/25/2035 •	1,232	856
6.094% due 07/25/2033 •	504	517

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.244% due 11/25/2034 •	$5,203	$5,375
6.469% due 11/25/2034 •	2,351	2,484
6.694% due 10/25/2034 •	2,171	2,307
6.694% due 11/25/2034 •	1,948	2,064
7.294% due 11/25/2034 •	96	105
7.594% due 08/25/2033 •	1	1
7.744% due 10/25/2033 •	105	116
7.969% due 06/25/2033 •	83	88
7.969% due 11/25/2034 •	2,222	2,372
8.119% due 08/25/2033 •	1,046	983

Structured Asset Securities Corp.
4.631% due 02/25/2035 •	6,704	6,963
5.509% due 05/25/2031 •	3,060	2,233
5.674% due 02/25/2035 •	4,290	4,325
5.719% due 02/25/2035 •	2,425	2,265
6.979% due 05/25/2031 ~	5,408	4,163

Structured Asset Securities Corp. Mortgage Loan Trust
5.109% due 08/25/2046 •	16,719	15,868
5.119% due 09/25/2036 •	5,057	4,887
5.129% due 03/25/2036 •	10,373	10,022
5.129% due 04/25/2036 •	4,435	4,399
5.129% due 01/25/2037 •	14,900	14,280
5.189% due 10/25/2037 •	34,746	21,980
5.199% due 01/25/2037 •	36,181	21,010
5.199% due 05/25/2047 •	1,577	1,529
5.209% due 01/25/2037 •	20,004	14,039
5.229% due 05/25/2036 •	8,118	7,932
5.239% due 04/25/2036 •	5,366	5,278
5.239% due 07/25/2036 •	1,130	1,129
5.269% due 03/25/2037 •	16,905	11,362
5.279% due 08/25/2046 •	3,472	3,141
5.329% due 03/25/2037 •	3,532	1,357
5.389% due 02/25/2037 •	3,152	3,088
5.404% due 07/25/2036 •	48,730	47,954
5.404% due 09/25/2036 •	52,763	51,136
5.469% due 03/25/2037 •	15,356	5,900
5.469% due 11/25/2037 •	5,750	5,212
5.494% due 07/25/2036 •	2,437	2,383
5.539% due 10/25/2036 •	3,558	3,522
5.569% due 12/25/2035 •	10,845	9,767
5.569% due 01/25/2037 •	12,725	10,403
5.569% due 03/25/2037 •	5,288	2,033
5.589% due 05/25/2036 •	19,142	18,687
5.589% due 12/25/2036 •	38,715	22,807
5.589% due 02/25/2037 •	1,824	1,784
5.599% due 05/25/2035 •	15	15
5.644% due 04/25/2035 •	4,695	4,415
5.644% due 06/25/2035 •	3,242	3,094
5.674% due 02/25/2036 •	11,851	11,861
5.764% due 02/25/2036 •	4,889	4,871
5.869% due 05/25/2035 •	447	444
5.914% due 05/25/2035 •	115	114
5.944% due 05/25/2035 •	7,853	7,655
5.959% due 05/25/2035 •	444	429
5.974% due 11/25/2035 •	1,256	1,248
6.019% due 05/25/2035 •	677	627
6.069% due 10/25/2037 •	90,502	40,220
6.139% due 02/25/2035 •	232	205
6.619% due 05/25/2035 •	35	35
6.969% due 08/25/2037 •	1,091	1,087
7.069% due 11/25/2035 •	3,000	2,931
7.069% due 08/25/2037 •	7,000	6,935
7.594% due 11/25/2035 •	3,197	3,118
8.344% due 08/25/2037 •	22,510	20,992

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032	49	16
5.794% due 01/25/2035 •	1,135	1,152

Structured Asset Securities Corp. Trust
5.659% due 09/25/2035 •	7,773	7,432

Sycamore Tree CLO Ltd.
6.962% due 01/20/2037 •	79,000	79,468

Symphony CLO Ltd.
6.031% due 04/18/2033 •	35,500	35,500
6.483% due 01/23/2032 •	15,201	15,212
6.875% due 04/25/2034 •	99,500	99,636
7.082% due 01/20/2037 •	21,325	21,480

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •	3,735	3,736

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Synchrony Card Funding LLC
3.370% due 04/15/2028		$14,000	$13,898

Tallman Park CLO Ltd.
6.604% due 04/20/2034 •		31,100	31,119

Taupe Funding Trust
0.000% due 08/20/2031 «(h)		95	18,259
5.830% due 01/21/2031		91,605	91,929
5.860% due 01/21/2031		65,104	65,911
5.940% due 01/21/2031		69,065	70,555
6.160% due 08/20/2031		12,607	12,945

TCW CLO Ltd.
6.395% due 08/16/2034 •		84,500	84,544
6.516% due 04/25/2031 •		828	829
6.886% due 01/16/2037 •		43,800	44,019

Terwin Mortgage Trust
5.309% due 07/25/2037 •		1,682	1,638
5.509% due 07/25/2037 •		4,960	4,416
5.589% due 04/25/2037 •		13,698	13,300
5.769% due 09/25/2036 •		9,787	4,163
5.944% due 07/25/2035 •		6,012	4,805
6.094% due 04/25/2036 •		741	742
6.169% due 04/25/2036 •		1,857	1,850
7.219% due 10/25/2038 •		909	907

Tesla Electric Vehicle Trust
5.380% due 06/20/2028		45,000	45,742
5.380% due 02/20/2029		15,000	15,409

Theorem Funding Trust
6.060% due 12/15/2028		11,800	11,829
7.580% due 04/15/2029		13,894	14,050

TIAA CLO Ltd.
6.422% due 01/20/2032 •		24,200	24,208

Tikehau CLO DAC
4.785% due 04/15/2032 •	EUR	1,285	1,430

Towd Point Mortgage Trust
5.848% due 01/25/2064 ~		$39,306	39,741
6.125% due 02/25/2064 ~		24,988	25,248
6.290% due 05/25/2064 ~		75,212	76,184

Trainer Wortham CBO Ltd.
6.176% due 01/04/2040 •		4,690	1,735

Tralee Clo Ltd.
6.505% due 10/25/2032 •		19,100	19,114

Tralee CLO Ltd.
6.734% due 01/20/2030 •		20,315	20,326

Trapeza CDO Ltd.
5.646% due 11/09/2042 •		11,086	10,476
5.696% due 11/09/2042 •		14,000	12,040
5.855% due 01/27/2040 •		21,233	19,535
5.866% due 04/06/2042 •		1,084	1,030
5.926% due 04/06/2042 •		8,300	6,764

Trestles CLO Ltd.
6.714% due 10/20/2034 •		25,800	25,829

Triaxx Prime CDO Ltd.
5.570% due 10/02/2039 •		5,843	54

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		9,039	9,120

Tricon American Homes
1.482% due 11/17/2039		16,211	14,953

Trinitas CLO Ltd.
6.615% due 01/25/2034 •		57,500	57,632
6.625% due 01/25/2034 •		109,400	109,507
6.644% due 07/20/2031 •		19,145	19,164
6.655% due 04/25/2033 •		97,600	97,729

Tropic CDO Ltd.
5.853% due 07/15/2036 •		18,133	17,408
5.883% due 07/15/2036 •		28,898	27,453

Truman Capital Mortgage Loan Trust
5.489% due 03/25/2036 •		6	6

TruPS Financials Note Securitization Ltd.
6.035% due 03/30/2039 •		157,406	156,029

TSTAT Ltd.
6.432% due 07/20/2037 •		32,100	32,108

U.S. Capital Funding Ltd.
5.846% due 10/10/2040 •		26,920	24,901

United Auto Credit Securitization Trust
6.170% due 08/10/2026		3,220	3,228

36	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Upstart Pass-Through Trust
4.300% due 05/20/2030		$4,099	$4,028
7.900% due 10/20/2028		12,046	12,253

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		5,091	4,899

Venture CLO Ltd.
6.534% due 07/20/2030 •		752	753

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •		105,100	105,309

Veros Auto Receivables Trust
6.280% due 11/15/2027		9,801	9,875

Voya CLO Ltd.
6.482% due 07/20/2032 •		29,500	29,513
6.563% due 10/15/2030 •		532	533
6.627% due 10/17/2032 •		18,800	18,815
6.846% due 04/15/2037 •		13,330	13,403

VStrong Auto Receivables Trust
5.790% due 08/16/2027		6,157	6,182

Wachovia Mortgage Loan Trust LLC
5.659% due 10/25/2035 •		2,805	2,557

WaMu Asset-Backed Certificates WaMu Trust
5.079% due 04/25/2037 •		42	16
5.139% due 07/25/2047 •		11,524	6,923
5.194% due 05/25/2037 •		28,167	26,702
5.209% due 05/25/2037 •		18,200	16,487
5.219% due 05/25/2037 •		14,146	12,818
5.269% due 01/25/2037 •		29,558	25,399

Washington Mutual Asset-Backed Certificates Trust
4.238% due 10/25/2036 •		12,013	4,410
5.269% due 05/25/2036 •		8,831	6,951
5.449% due 08/25/2036 •		8,243	5,224

Wellfleet CLO Ltd.
6.714% due 07/20/2032 •		22,785	22,808
6.763% due 07/15/2034 •		10,000	10,010

Wells Fargo Home Equity Asset-Backed Securities Trust
5.259% due 07/25/2036 •		3,026	3,011
5.289% due 07/25/2036 •		6,795	6,675
5.389% due 03/25/2037 •		523	520
5.429% due 04/25/2037 •		7,022	6,885
5.479% due 05/25/2036 •		4,000	3,976
5.524% due 05/25/2036 •		3,440	3,266
5.569% due 04/25/2037 •		5,000	3,626
6.694% due 11/25/2035 •		347	347
7.519% due 11/25/2035 •		12,883	12,428

Westlake Automobile Receivables Trust
5.440% due 05/17/2027		13,800	13,949
5.560% due 02/15/2028		17,300	17,555
5.620% due 03/15/2027		46,600	46,739
5.750% due 08/16/2027		78,800	79,375
5.912% due 03/15/2027 •		18,700	18,722
6.002% due 08/16/2027 •		36,900	36,951

Wind River CLO Ltd.
6.601% due 04/18/2036 •		11,250	11,253

World Omni Auto Receivables Trust
4.430% due 12/17/2029		69,100	69,663
4.780% due 01/18/2028		72,200	72,485
5.270% due 09/17/2029		25,900	26,566
5.480% due 09/15/2027		4,900	4,929
5.772% due 09/15/2027 •		4,700	4,703
5.812% due 01/18/2028 •		20,900	20,914

World Omni Select Auto Trust
4.980% due 02/15/2030		21,400	21,723
5.370% due 02/15/2028		32,600	32,832

Total Asset-Backed Securities (Cost $34,044,427)			32,832,258

SOVEREIGN ISSUES 6.9%

Argentina Government International Bond
0.750% due 07/09/2030 þ		494,874	293,636
1.000% due 07/09/2029		36,438	23,758
3.500% due 07/09/2041 þ		383,591	175,685
4.125% due 07/09/2035 þ		550,755	262,504
4.125% due 07/09/2046 þ		15,639	7,929
5.000% due 01/09/2038 þ		113,563	59,848

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (h)	BRL	109,356	20,066

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 04/01/2025 (h)	BRL	12,765,331	$2,221,579

Israel Government International Bond
1.750% due 08/31/2025	ILS	508,700	133,546
3.800% due 05/13/2060		$115,235	80,126
5.375% due 03/12/2029		128,700	130,886
5.500% due 03/12/2034		124,800	125,713
5.750% due 03/12/2054		132,100	126,000

Mexico Government International Bond
2.750% due 11/27/2031 (j)	MXN	11,195,180	496,329
3.000% due 12/03/2026 (j)		6,656,948	318,918
4.000% due 11/30/2028 (j)		4,790,491	235,082
4.000% due 08/24/2034 (j)		1,373,236	64,953
7.000% due 09/03/2026		8,802,000	427,883
7.500% due 06/03/2027		4,087,500	199,717
7.750% due 05/29/2031		5,392,900	254,688
8.500% due 03/01/2029		8,892,700	440,548
8.500% due 05/31/2029		1,776,200	88,041

Peru Government International Bond
5.350% due 08/12/2040	PEN	24,900	5,902
5.375% due 02/08/2035		$20,600	21,151
5.400% due 08/12/2034	PEN	211,380	53,612
5.875% due 08/08/2054		$15,000	15,776
6.150% due 08/12/2032	PEN	1,270,559	348,241
6.900% due 08/12/2037		380,714	105,915
6.950% due 08/12/2031		1,438,893	415,634
7.300% due 08/12/2033		967,572	282,348
7.600% due 08/12/2039		618,871	182,397

Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	29,093	32,308
3.900% due 01/30/2033		46,724	55,530
4.000% due 01/30/2037		78,168	93,028
4.200% due 01/30/2042		33,323	39,727

Romania Government International Bond
1.750% due 07/13/2030		82,700	78,583
2.000% due 04/14/2033		23,900	20,715
2.750% due 04/14/2041		59,800	45,060
2.875% due 04/13/2042		64,700	48,743
3.750% due 02/07/2034		25,720	25,309
5.125% due 09/24/2031		159,600	178,598
5.250% due 05/30/2032		78,700	88,029
5.375% due 03/22/2031		80,200	91,568
5.500% due 09/18/2028		34,700	40,503
5.625% due 02/22/2036		32,350	35,807
5.625% due 05/30/2037		98,100	107,967
6.375% due 09/18/2033		50,400	60,310

Russia Government International Bond
5.100% due 03/28/2035		$5,600	2,359
5.250% due 06/23/2047		560,200	169,460
5.625% due 04/04/2042		405,400	277,699
5.875% due 09/16/2043		124,400	85,144
7.500% due 03/31/2030		1,386	922

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	1,481,800	76,843
8.000% due 01/31/2030		1,169,600	65,357
8.500% due 01/31/2037		3,587,800	180,483
8.875% due 02/28/2035		3,301,800	177,029
9.000% due 01/31/2040		798,200	40,455
10.500% due 12/21/2026		9,188,800	558,795

Turkey Government International Bond
4.250% due 03/13/2025		$292,100	292,154
5.250% due 03/13/2030		258,921	250,371
6.125% due 10/24/2028		76,500	78,276
7.625% due 04/26/2029		253,315	270,472
50.000% due 09/06/2028 ~	TRY	577,600	16,738
51.594% due 05/20/2026 ~		72,900	2,151
51.594% due 08/19/2026 ~		52,700	1,553
51.594% due 05/17/2028 ~		12,055,300	350,405

Ukraine Government International Bond
0.000% due 02/01/2030 þ(i)		$971	426
0.000% due 02/01/2034 þ(i)		3,627	1,241
0.000% due 02/01/2035 þ(i)		3,065	1,344
0.000% due 02/01/2036 þ(i)		2,555	1,110
1.750% due 02/01/2034 þ		4,646	2,072
1.750% due 02/01/2035 þ		6,423	2,792
1.750% due 02/01/2036 þ		6,702	2,882

Venezuela Government International Bond
6.000% due 06/30/2049		67,641	8,269
7.000% due 03/31/2038 ^(e)		8,428	1,166
7.650% due 04/21/2025 ^(e)		40,703	5,670

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 10/13/2024 ^(e)	$53,077	$7,423
9.000% due 05/07/2049	23,441	3,355
9.250% due 09/15/2027 ^(e)	60,703	9,621
9.250% due 05/07/2028 ^(e)	75,546	11,296
11.750% due 10/21/2026 ^(e)	6,260	1,047
11.950% due 08/05/2031 ^(e)	64,700	10,523

Total Sovereign Issues (Cost $11,840,779)		11,627,099

	SHARES
COMMON STOCKS 0.2%

CONSUMER STAPLES 0.0%

Dreamwell Ltd. «(f)(m)	1,460	10

SSB Manufacturing Co. «(f)(m)	1,460	0

		10

ENERGY 0.0%

Constellation Oil ‘B’ «(f)(m)	2,442,967	265

FINANCIALS 0.2%

Intelsat Emergence SA «(m)	7,981,591	237,108

UBS Group AG	245,819	7,569

		244,677

HEALTH CARE 0.0%

NVHL SA ‘A’ «(f)(m)	8,220	6

NVHL SA ‘B’ «(f)(m)	8,220	5

NVHL SA ‘C’ «(f)(m)	8,220	5

NVHL SA ‘D’ «(f)(m)	8,220	5

NVHL SA ‘E’ «(f)(m)	8,220	5

NVHL SA ‘F’ «(f)(m)	8,220	5

NVHL SA ‘G’ «(f)(m)	8,220	5

NVHL SA ‘H’ «(f)(m)	8,220	5

NVHL SA ‘I’ «(f)(m)	8,220	5

NVHL SA ‘J’ «(f)(m)	8,220	5

		51

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(m)	39,510	975

Forsea Holding SA «	230,111	5,673

Westmoreland Mining Holdings «(f)(m)	143,733	126

Westmoreland Mining LLC «(f)(m)	144,999	616

		7,390

Total Common Stocks (Cost $678,567)		252,393

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(m)	3	0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	328

Total Warrants (Cost $38,404)		328

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

AGFC Capital Trust
7.313% (TSFR3M + 2.012%) due 01/15/2067 ~	105,720,000	69,415

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(k)	5,245,000	$4,852

Encina Private Credit LLC «	24,670	0

Nationwide Building Society
10.250% ~	1,164,371	206,135

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(k)	373,736,200	474,609

Total Preferred Securities (Cost $808,629)		755,011

REAL ESTATE INVESTMENT TRUSTS 0.2%

REAL ESTATE 0.2%

Uniti Group, Inc.	1,130,016	6,373

VICI Properties, Inc.	11,625,222	387,236

Total Real Estate Investment Trusts (Cost $157,723)		393,609

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

SHORT-TERM NOTES 0.0%

GreenSky Home Improvement Trust
5.850% due 06/25/2025	$2,052	2,053

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
4.882% due 10/17/2024 - 12/19/2024 (g)(h)(o)(q)	$57,008	$56,673

Total Short-Term Instruments (Cost $58,720)		58,726

Total Investments in Securities (Cost $262,404,426)		255,663,865

	SHARES
INVESTMENTS IN AFFILIATES 3.4%

COMMON STOCKS 0.4%

AFFILIATED INVESTMENTS 0.4%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (f)	50,862,666	81,380

iHeartMedia, Inc. ‘A’ (f)	9,028,024	16,702

iHeartMedia, Inc. ‘B’ «(f)	12,214,441	20,337

		118,419

HEALTH CARE 0.2%

Amsurg Equity «(f)(m)	5,968,052	321,849

INDUSTRIALS 0.1%

Neiman Marcus Group Ltd. LLC «(f)(m)	919,864	120,819

	SHARES	MARKET VALUE (000S)

Sierra Hamilton Holder LLC «(f)(m)	15,369,768	$1

		120,820

UTILITIES 0.0%

Windstream Units «(f)	5,118,377	118,782

Total Common Stocks (Cost $998,322)		679,870

SHORT-TERM INSTRUMENTS 3.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%

PIMCO Short-Term Floating NAV Portfolio III	516,145,145	5,025,705

Total Short-Term Instruments (Cost $5,023,729)		5,025,705

Total Investments in Affiliates (Cost $6,022,051)		5,705,575

Total Investments 155.5% (Cost $268,426,477)		$261,369,440

Financial Derivative Instruments (n)(p) 0.0% (Cost or Premiums, net $1,562,037)		46,112

Other Assets and Liabilities, net (55.5)%		(93,298,327)

Net Assets 100.0%		$168,117,225

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.

38	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$249,375	$321,849	0.19%
Constellation Oil ‘B’	06/10/2022	265	265	0.00
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Dreamwell Ltd.	04/24/2024	2,431	10	0.00
Drillco Holding Lux SA	06/08/2023	790	975	0.00
Intelsat Emergence SA	06/19/2017 - 02/23/2024	612,233	237,108	0.14
NVHL SA ‘A’	03/09/2012	0	6	0.00
NVHL SA ‘B’	03/09/2012	0	5	0.00
NVHL SA ‘C’	03/09/2012	0	5	0.00
NVHL SA ‘D’	03/09/2012	0	5	0.00
NVHL SA ‘E’	03/09/2012	0	5	0.00
NVHL SA ‘F’	03/09/2012	0	5	0.00
NVHL SA ‘G’	03/09/2012	0	5	0.00
NVHL SA ‘H’	03/09/2012	0	5	0.00
NVHL SA ‘I’	03/09/2012	0	5	0.00
NVHL SA ‘J’	03/09/2012	0	5	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	76,800	79,086	0.05
Neiman Marcus Group Ltd. LLC	09/25/2020	29,624	120,819	0.07
Ripon Investments Financing Ltd. 0.000% due 02/28/2025	01/11/2023	1,828	2,013	0.00
SSB Manufacturing Co.	06/29/2023	2,432	0	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	1	0.00
Turkeys First National Bank 7.962% due 11/15/2034	09/18/2024	60,100	60,100	0.04
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	126	0.00
Westmoreland Mining LLC	06/30/2023	961	616	0.00

		$1,044,768	$823,019	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2054	$32,175	$(25,700)	$(25,423)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2039	300	(276)	(275)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	23,700	(19,897)	(19,628)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054	210,150	(183,520)	(181,632)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2039	102,300	(101,984)	(101,591)

Total Short Sales (0.2)%				$(331,377)	$(328,549)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(5,553) at a weighted average interest rate of 5.360%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR 118.750	10/25/2024	765	$765	$(183)	$(72)
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	765	765	(184)	(345)
Put - EUREX Euro-Bund November 2024 Futures	133.000	10/25/2024	655	655	(347)	(146)
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	655	655	(407)	(328)

					$(1,121)	$(891)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	1,096	$1,096	$(580)	$(62)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	1,096	1,096	(544)	(76)

					$(1,124)	$(138)

Total Written Options					$(2,245)	$(1,029)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	14,032	$2,922,054	$7,208	$0	$(5,262)
U.S. Treasury 5-Year Note December Futures	12/2024	137,537	15,112,952	21,907	0	(50,502)
U.S. Treasury 10-Year Note December Futures	12/2024	47,788	5,461,272	(55,292)	0	(21,580)
U.S. Treasury 10-Year Ultra December Futures	12/2024	13,373	1,581,984	2,505	0	(6,895)
United Kingdom Long Gilt December Futures	12/2024	73,493	9,671,386	(120,403)	15,721	(18,669)

				$(144,075)	$15,721	$(102,908)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	16,391	$(3,932,201)	$3,552	$3,688	$0
3-Month SOFR Active Contract December Futures	03/2026	2,667	(646,748)	5,634	600	0
3-Month SOFR Active Contract June Futures	09/2025	17,383	(4,206,251)	(4,655)	5,650	0
3-Month SOFR Active Contract March Futures	06/2025	16,414	(3,959,262)	(1,497)	5,129	0
3-Month SOFR Active Contract March Futures	06/2026	2,497	(605,679)	4,967	468	0
3-Month SOFR Active Contract September Futures	12/2024	17,275	(4,114,473)	12,627	972	0
3-Month SOFR Active Contract September Futures	12/2025	2,038	(493,884)	4,605	560	0
Australia Government 10-Year Bond December Futures	12/2024	11,966	(962,911)	7,684	2,601	0
Euro-Bobl December Futures	12/2024	12,291	(1,642,490)	(15,310)	0	(3,010)
Euro-Bund 10-Year Bond December Futures	12/2024	24,549	(3,686,919)	(46,751)	0	(11,751)
Euro-Schatz December Futures	12/2024	74	(8,828)	(40)	0	(6)
U.S. Treasury 30-Year Bond December Futures	12/2024	61,239	(7,605,118)	28,770	42,102	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	4,165	(554,335)	2,151	3,254	0

				$1,737	$65,024	$(14,767)

Total Futures Contracts				$(142,338)	$80,745	$(117,675)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.338%	EUR	25,700	$167	$522	$689	$0	$(10)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.295		$2,400	31	(10)	21	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341		5,700	88	(23)	65	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		23,900	(48)	493	445	0	(6)
Boeing Co.	1.000	Quarterly	12/20/2024	0.466		27,630	168	(127)	41	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.252		24,300	2,324	(2,031)	293	2	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	0.565		6,700	744	(237)	507	0	(6)
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.687		8,800	1,089	(265)	824	0	(2)
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.897		16,700	1,581	214	1,795	0	(23)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.249		31,300	2,065	(1,687)	378	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.30		59,800	4,589	(2,490)	2,099	0	(5)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.343		20,000	903	245	1,148	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.579		21,300	2,083	(477)	1,606	0	(24)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2026	0.710		13,400	1,508	(260)	1,248	0	(6)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.918		47,500	4,865	213	5,078	0	(72)
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		44,800	471	219	690	0	(10)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		8,900	99	74	173	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.164	EUR	6,400	(461)	506	45	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.215		34,900	(3,725)	4,107	382	3	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.269		55,200	(1,884)	2,665	781	0	(11)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.299		244,400	(10,378)	14,619	4,241	0	(17)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.345		28,700	(2,120)	2,685	565	0	(21)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.301		$13,300	302	(142)	160	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326		62,700	1,390	(466)	924	7	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.367		6,600	0	111	111	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440		51,600	(104)	1,129	1,025	0	(16)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		10,000	(46)	256	210	0	0

							$5,701	$19,843	$25,544	$14	$(234)

40	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$(225)	$(2,202)	$11	$0
CDX.IG-42 5-Year Index	(1.000)	Quarterly	06/20/2029	264,100	(6,064)	(1)	(6,065)	1	0

					$(8,041)	$(226)	$(8,267)	$12	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$73,015	$(348)	$500	$152	$11	$0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	217,028	(25,440)	24,928	(512)	27	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,472	(48)	52	4	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,050,548	(42,180)	43,659	1,479	245	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	1,443	(44)	3	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	103,850	(8,556)	8,008	(548)	26	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	69,500	(4,888)	4,273	(615)	17	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	425,500	(23,587)	17,218	(6,369)	221	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	134,000	(4,674)	1,753	(2,921)	44	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	123,500	(3,686)	157	(3,529)	43	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	7,920	731	(474)	257	3	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	12,710	1,217	(584)	633	8	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	713,856	17,256	27,912	45,168	373	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	292,992	7,110	14,686	21,796	98	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	55,997	84	4,016	4,100	19	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	52,050	(630)	4,521	3,891	25	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	26,558	0	2,034	2,034	6	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	297,198	1,978	21,383	23,361	0	(11)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	1,218,100	74,902	21,403	96,305	365	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,358,300	173,000	2,692	175,692	337	(138)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,800	62	(15)	47	11	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	14,660	7	275	282	0	(1)
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	4,400	(1)	92	91	0	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	20,100	162	293	455	0	(3)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	23,500	281	263	544	0	(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	1,860,460	39,184	3,539	42,723	0	(9)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	3,458,700	78,108	276	78,384	10	(199)

					$278,557	$204,303	$482,860	$1,892	$(363)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	510,900	$(8,167)	$(2,895)	$(11,062)	$271	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		556,500	47,553	97,634	145,187	35	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		47,000	(200)	323	123	0	(17)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		275,800	(4,389)	1,124	(3,265)	0	(114)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		500,150	888	349,683	350,571	0	(1,093)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		3,700	(76)	124	48	0	(14)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	26,187	11,104	1,222	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	(2,247)	(283)	(2,530)	0	(422)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	853	47,251	48,104	3,450	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,945	192,090	203,035	13,987	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		487,930,000	6,321	(23,413)	(17,092)	7,029	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		93,523,200	560	15,477	16,037	1,616	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		251,200,000	14,320	(36,401)	(22,081)	4,394	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		45,656,000	44,542	(5,595)	38,947	199	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		11,112,000	4,659	2,294	6,953	52	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.993%	Annual	10/13/2024	$170,100	$(3,039)	$(1,206)	$(4,245)	$0	$(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	491,900	(9,118)	(3,432)	(12,550)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	159,700	(2,869)	(1,028)	(3,897)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	159,400	(2,701)	(987)	(3,688)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	159,400	(2,633)	(974)	(3,607)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	159,400	(2,584)	(967)	(3,551)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	159,500	(2,952)	(1,014)	(3,966)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	159,100	(1,090)	(3,059)	(4,149)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	11/05/2024	820,000	8,238	1,673	9,911	133	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	158,500	(1,149)	(2,568)	(3,717)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	242,700	(1,578)	(4,273)	(5,851)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	163,400	(1,085)	(3,012)	(4,097)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	239,800	(1,517)	(4,648)	(6,165)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	323,000	(1,171)	(4,126)	(5,297)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	323,000	(1,126)	(4,489)	(5,615)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	326,000	(1,011)	(4,547)	(5,558)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	325,000	(1,016)	(4,149)	(5,165)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	0.600	Semi-Annual	12/14/2024	3,976,455	31,475	6,977	38,452	986	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/14/2024	10,241,100	370	93,506	93,876	2,509	0
Receive	1-Day USD-SOFR Compounded-OIS	0.800	Semi-Annual	12/14/2024	10,221,000	(6,945)	95,492	88,547	2,474	0
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	12/18/2024	1,460,000	6,082	9,828	15,910	297	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	4,973,600	(348)	143,328	142,980	1,077	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	2,485,600	266	71,132	71,398	410	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	260,300	(2,037)	(3,671)	(5,708)	0	(131)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	84,500	(663)	(1,188)	(1,851)	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	246,400	(1,933)	(3,446)	(5,379)	0	(124)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	287,400	(2,220)	(3,744)	(5,964)	0	(149)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	165,700	(1,251)	(2,277)	(3,528)	0	(87)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025	201,000	(1,548)	(2,604)	(4,152)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025	201,500	(1,552)	(2,600)	(4,152)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025	201,000	(1,533)	(2,519)	(4,052)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	21,464,640	(60,961)	30,296	(30,665)	0	(12,986)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	12,635,250	308,274	(265,911)	42,363	0	(8,192)
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025	1,798,800	13,491	15,899	29,390	1,602	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,948,100	97,712	6,888	104,600	2,804	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,401,600	51,837	4,065	55,902	2,010	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	6,228,000	46,405	(21,308)	25,097	0	(9,942)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	233,830	3,897	(2,575)	1,322	401	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	1,277,500	17,566	9,423	26,989	2,258	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026	1,955,700	27,967	11,129	39,096	3,458	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026	605,500	8,174	7,884	16,058	1,086	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	262,500	360	(670)	(310)	519	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	415,700	(35,297)	10,338	(24,959)	0	(830)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	246,000	(19,628)	6,068	(13,560)	0	(467)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	152,500	(12,177)	3,780	(8,397)	0	(290)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	287,000	(24,222)	7,535	(16,687)	0	(546)
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	69,300	(5,818)	1,818	(4,000)	0	(139)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	146,200	(12,381)	3,916	(8,465)	0	(279)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	956,100	(91,992)	39,648	(52,344)	0	(1,819)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	218,900	(17,689)	6,306	(11,383)	0	(421)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	301,850	(29,094)	13,287	(15,807)	0	(581)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	324,900	(20,928)	3,878	(17,050)	0	(660)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	230,500	(16,197)	3,798	(12,399)	0	(468)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/13/2027	4,602,700	6,299	2,575	8,874	0	(9,233)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,353,910	60,426	38,616	99,042	2,758	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	1,141,300	83,500	(24,519)	58,981	2,321	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	475,000	(21,295)	3,529	(17,766)	0	(963)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	326,200	(17,356)	6,364	(10,992)	0	(662)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	323,400	(10,029)	1,462	(8,567)	0	(656)
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	832,600	(31,564)	(758)	(32,322)	0	(1,702)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,290,000	(24,936)	(23,699)	(48,635)	0	(2,649)
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027	467,500	(343)	43,459	43,116	963	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	386,810	27,642	(1,770)	25,872	855	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	197,000	(907)	2,324	1,417	0	(429)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	8,700	0	(54)	(54)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	17,500	0	(120)	(120)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	6,300	0	(79)	(79)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	2,000	(7)	(16)	(23)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	4,886,285	34,553	22,492	57,045	0	(11,863)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,844,111	49,187	(36,090)	13,097	4,257	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	165,400	(8,264)	4,001	(4,263)	0	(373)

42	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.675%	Annual	07/24/2028	$168,000	$(8,579)	$4,112	$(4,467)	$0	$(379)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	253,100	(12,159)	6,135	(6,024)	0	(572)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	164,800	(9,863)	4,256	(5,607)	0	(372)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	291,300	(1,056)	6,393	5,337	0	(673)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	101,680	0	(839)	(839)	239	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	152,270	0	(1,282)	(1,282)	358	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,157,596	5,177	(11,669)	(6,492)	2,754	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	86,750	(8,272)	556	(7,716)	0	(224)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	120,300	(13,896)	3,757	(10,139)	0	(312)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	144,450	(16,714)	4,579	(12,135)	0	(374)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	310,100	(744)	6,478	5,734	0	(747)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	105,000	(247)	2,368	2,121	0	(253)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	444,540	(586)	(1,317)	(1,903)	1,164	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/28/2029	1,658,950	(14,992)	(5,132)	(20,124)	4,365	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	03/02/2029	1,083,800	(1,060)	629	(431)	2,831	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	03/05/2029	728,500	(1,634)	4,150	2,516	1,896	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	429,370	(13,903)	(955)	(14,858)	1,171	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	67,828	35,392	103,220	2,280	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	218,377	87,501	305,878	9,665	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	7,592,290	(21,886)	(105,823)	(127,709)	19,115	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2029	611,000	3,603	411	4,014	0	(1,685)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	10,590,940	(117,413)	(156,894)	(274,307)	26,500	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	180,095	(20,394)	159,701	5,088	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	38,835	65,246	104,081	15,139	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(6,539)	9,084	2,545	0	(989)
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030	1,390,000	4,663	220,121	224,784	3,835	0
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030	129,300	25,490	(5,142)	20,348	358	0
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030	122,100	24,301	(4,869)	19,432	338	0
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030	119,100	23,799	(4,875)	18,924	329	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	47,200	(103)	1,396	1,293	0	(142)
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	30,405	(7,198)	23,207	416	0
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030	150,000	30,062	(7,187)	22,875	415	0
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	31,144	(5,711)	25,433	414	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	61,554	0	(300)	(300)	185	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	152,700	0	(755)	(755)	460	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	123,500	0	(637)	(637)	372	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	120,900	0	(786)	(786)	364	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	219,000	0	(1,548)	(1,548)	660	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	164,600	0	(1,299)	(1,299)	496	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	287,200	0	(2,368)	(2,368)	866	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	268,800	0	(2,242)	(2,242)	811	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	123,000	0	(1,055)	(1,055)	371	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	121,200	0	(1,165)	(1,165)	366	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	79,200	0	(957)	(957)	239	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	63,600	0	(818)	(818)	192	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	102,100	0	(1,377)	(1,377)	309	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	183,100	0	(2,493)	(2,493)	554	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	127,100	0	(1,746)	(1,746)	384	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	79,200	0	(1,234)	(1,234)	240	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	79,700	0	(1,245)	(1,245)	241	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	79,700	0	(1,268)	(1,268)	241	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	50,200	0	(814)	(814)	152	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	79,700	0	(1,309)	(1,309)	241	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	79,400	0	(1,323)	(1,323)	240	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	79,700	0	(1,376)	(1,376)	241	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	41,566	(10,616)	30,950	611	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	757,500	27,070	92,908	119,978	2,091	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,023,360	59,184	(53,552)	5,632	9,030	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	(2,490)	(24,212)	1,451	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	103,800	0	(266)	(266)	309	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	173,510	0	(1,508)	(1,508)	492	0
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	05/13/2031	3,309,700	(279)	32,713	32,434	0	(9,945)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	243,400	11,752	28,923	40,675	622	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	6,260,230	69,407	84,376	153,783	0	(18,914)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,540,220	(19,339)	(92,151)	(111,490)	12,793	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	318,670	22	(1,579)	(1,557)	932	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	816,500	(2,859)	(3,526)	(6,385)	2,392	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	2,306,200	(22,156)	10,811	(11,345)	6,738	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	465,000	(226)	3,373	3,147	1,346	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	54,100	9,691	(2,091)	7,600	151	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	178,300	32,057	(6,961)	25,096	498	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2031	$737,500	$1,053	$(25,321)	$(24,268)	$1,949	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	42,350	(378)	(4,950)	(5,328)	0	(120)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	144,550	(2,262)	(16,583)	(18,845)	0	(407)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	182,700	(27,818)	3,983	(23,835)	0	(491)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	127,720	(18,423)	2,904	(15,519)	0	(346)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	262,800	(29,548)	1,781	(27,767)	0	(748)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	172,450	(25,414)	4,135	(21,279)	0	(468)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	324,550	(45,166)	9,330	(35,836)	0	(902)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	5,143,500	(37,749)	608,418	570,669	14,346	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	(1,662)	6,724	126	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	(14,968)	47,282	1,189	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2032	651,050	(535)	7,637	7,102	0	(1,995)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	202,173	42,198	244,371	5,968	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	31,673	(96,204)	(64,531)	24,538	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(256,978)	112,661	(144,317)	18,627	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	340,200	(14,842)	12,791	(2,051)	0	(1,079)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	(45,560)	34,762	3,653	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	8,487	2,250	0	(715)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	4,562	2,676	0	(375)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	4,378	3,464	0	(362)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	59,500	(584)	2,396	1,812	0	(190)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	2,586	1,982	0	(205)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	7,784	6,374	0	(602)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	3,940	3,536	0	(303)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	9,871	10,782	0	(767)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	11,786	13,998	0	(903)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,616	6,332	11,948	0	(645)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	4,558	8,455	0	(513)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	4,535	8,589	0	(508)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	5,603	8,486	0	(644)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	2,731	5,185	0	(302)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	2,832	5,184	0	(314)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	78,200	2,211	2,318	4,529	0	(252)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	2,935	5,875	0	(317)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	1,479	2,992	0	(159)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	1,487	3,100	0	(159)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	1,431	3,457	0	(149)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	4,769	4,562	0	(184)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	4,331	4,119	0	(169)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	8,539	8,116	0	(327)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(6,132)	(6,601)	330	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	(4,293)	(4,743)	326	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	(3,589)	(4,020)	323	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	27,638	(16)	0	(2,754)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	(1,341)	(1,561)	162	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	(2,842)	(3,293)	329	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	(938)	(1,161)	160	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	(1,208)	(1,431)	161	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	(631)	(867)	160	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	103,600	(471)	(967)	(1,438)	320	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	105,300	(495)	(1,173)	(1,668)	326	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	105,000	0	(975)	(975)	324	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100,400	(459)	(569)	(1,028)	309	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	52,100	(217)	1,379	1,162	0	(161)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	31,300	(131)	837	706	0	(97)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	52,000	(213)	1,014	801	0	(160)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	103,700	(420)	2,107	1,687	0	(319)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	104,100	(427)	2,301	1,874	0	(321)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	51,100	(221)	871	650	0	(157)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	51,000	(256)	1,389	1,133	0	(157)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	41,000	(206)	1,324	1,118	0	(126)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	207,200	(927)	8,110	7,183	0	(639)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	106,500	(453)	2,278	1,825	0	(324)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	53,400	(203)	1,350	1,147	0	(163)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	105,800	(394)	2,757	2,363	0	(323)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	107,500	(403)	4,771	4,368	0	(328)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	52,700	(199)	2,354	2,155	0	(161)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	106,800	(368)	5,201	4,833	0	(326)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	107,000	(364)	6,411	6,047	0	(329)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	107,000	(423)	6,544	6,121	0	(329)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	108,800	(379)	7,214	6,835	0	(335)

44	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.105%	Annual	04/24/2034		$219,100	$(728)	$13,658	$12,930	$0	$(673)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		106,500	(305)	6,367	6,062	0	(327)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		319,800	(898)	19,444	18,546	0	(981)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		105,800	(286)	6,803	6,517	0	(325)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		162,700	(529)	11,561	11,032	0	(500)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		108,900	(440)	(5,976)	(6,416)	331	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,168,910	(31,612)	68,258	36,646	0	(3,555)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		161,600	(493)	(8,050)	(8,543)	486	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		107,000	(349)	(5,913)	(6,262)	323	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		217,900	(665)	(8,813)	(9,478)	651	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		167,900	(571)	(6,821)	(7,392)	501	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		109,800	(423)	(4,216)	(4,639)	325	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		109,900	(434)	(3,697)	(4,131)	325	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		109,700	(373)	(2,400)	(2,773)	322	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		109,900	(437)	(2,949)	(3,386)	324	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		109,300	(402)	(2,662)	(3,064)	321	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		109,300	(361)	(1,683)	(2,044)	319	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		165,300	(579)	(2,794)	(3,373)	482	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		52,600	(187)	(927)	(1,114)	153	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		109,400	(388)	(1,346)	(1,734)	318	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		164,600	(593)	(2,278)	(2,871)	479	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		108,700	(370)	(1,600)	(1,970)	317	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		109,200	(390)	(2,107)	(2,497)	319	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		110,200	(408)	(1,601)	(2,009)	320	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		110,200	(397)	(1,706)	(2,103)	321	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		109,900	(396)	(2,020)	(2,416)	320	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		206,700	(845)	(3,717)	(4,562)	602	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		66,600	(265)	(1,231)	(1,496)	194	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		109,900	(401)	(2,428)	(2,829)	321	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		55,300	(209)	(430)	(639)	160	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		109,500	(415)	(1,261)	(1,676)	317	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		110,100	(413)	(1,375)	(1,788)	319	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		104,200	(412)	(241)	(653)	300	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		110,300	(436)	(279)	(715)	318	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		55,100	(264)	732	468	157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		55,500	(254)	674	420	158	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		14,600	(64)	128	64	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		206,500	(893)	1,753	860	590	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		110,600	(393)	1,304	911	315	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		110,000	(395)	1,142	747	314	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		51,300	(273)	(1,724)	(1,997)	156	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		26,840	764	279	1,043	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		51,390	0	25	25	192	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		68,390	0	(1,074)	(1,074)	260	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		27,170	0	(720)	(720)	104	0
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050		1,085,000	7,587	498,918	506,505	2,346	0
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050		1,343,300	5,165	616,544	621,709	2,941	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051		3,900	796	926	1,722	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		66,100	9,153	16,435	25,588	206	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		3,516,800	591,029	870,826	1,461,855	10,575	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		89,100	34,101	(4,910)	29,191	242	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052		75,000	39,117	(4,177)	34,940	165	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,400	18,804	(2,819)	15,985	157	0
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052		97,800	41,087	4,903	45,990	214	0
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052		75,000	38,806	(4,257)	34,549	167	0
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052		48,500	5,217	17,327	22,544	109	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	175,733	51,976	227,709	2,080	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		56,400	(6,615)	3,219	(3,396)	0	(223)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		77,700	(5,123)	5,405	282	0	(316)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		42,100	(8,856)	2,623	(6,233)	0	(154)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		41,900	(8,910)	2,612	(6,298)	0	(152)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		64,400	(14,023)	4,001	(10,022)	0	(233)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		31,400	505	1,940	2,445	0	(134)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		31,800	794	1,998	2,792	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	1,931	2,646	0	(132)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		112,780	(612)	450	(162)	435	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.400	Annual	11/15/2053		431,500	(6,354)	(2,180)	(8,534)	1,698	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053		563,000	(11,259)	10,373	(886)	2,171	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053		193,200	(2,081)	5,304	3,223	729	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		42,500	(364)	1,794	1,430	0	(174)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	232,000	(914)	(280)	(1,194)	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.177%	Maturity	01/02/2025	BRL	154,200	$(594)	$(186)	$(780)	$0	$(1)
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		190,800	(578)	(222)	(800)	0	(1)
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		521,200	(129)	(527)	(656)	0	(3)
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		866,500	85	(862)	(777)	0	(4)
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		435,900	153	(427)	(274)	0	(2)
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		427,100	158	(418)	(260)	0	(2)
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		872,100	381	(851)	(470)	0	(4)
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		608,600	(896)	(3,422)	(4,318)	0	(55)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		307,400	(426)	(1,727)	(2,153)	0	(28)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		508,300	(614)	(2,851)	(3,465)	0	(46)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,282,200	(1,118)	(7,167)	(8,285)	0	(116)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		1,272,700	(990)	(7,107)	(8,097)	0	(115)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		1,260,600	(945)	(7,037)	(7,982)	0	(114)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		920,300	(1,059)	(7,416)	(8,475)	0	(186)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	(1,828)	(2,046)	0	(46)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	(8,382)	(9,415)	0	(211)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		759,770	0	(5,379)	(5,379)	0	(153)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	(15,783)	(17,367)	0	(397)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		2,297,450	0	(16,032)	(16,032)	0	(462)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	(3,920)	(4,218)	0	(99)
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		1,164,990	0	(7,829)	(7,829)	0	(234)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,944,090	0	(13,028)	(13,028)	0	(391)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		3,492,020	0	(23,206)	(23,206)	0	(702)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		2,720,760	0	(17,883)	(17,883)	0	(547)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		391,960	0	(2,565)	(2,565)	0	(79)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		2,718,360	0	(17,316)	(17,316)	0	(546)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		2,200,950	0	(13,421)	(13,421)	0	(442)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	(2,226)	(2,021)	0	(56)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	(1,122)	(997)	0	(28)
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	(1,122)	(984)	0	(29)
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	(564)	(299)	0	(15)
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	(2,441)	(1,264)	0	(63)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	(5,789)	(2,278)	0	(150)
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	3,312,400	34,171	(9,546)	24,625	0	(4,608)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	112,300	(182)	2,486	2,304	298	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		91,600	(138)	2,488	2,350	252	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		112,700	(163)	2,637	2,474	320	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		114,400	(175)	2,978	2,803	332	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		89,800	(155)	3,103	2,948	300	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		69,000	(104)	(1,464)	(1,568)	0	(210)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		92,500	(126)	(1,730)	(1,856)	0	(281)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		116,300	(197)	(244)	(441)	0	(311)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		897,500	7,212	10,097	17,309	2,845	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		67,700	(191)	2,569	2,378	382	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		69,400	(183)	(1,319)	(1,502)	0	(400)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		70,000	(195)	(1,261)	(1,456)	0	(397)
Receive(7)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		70,100	(188)	(43)	(231)	0	(231)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	954,400	5,636	33,437	39,073	0	(214)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	637,200	586	858	1,444	33	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	707	1,195	27	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	2,645	4,493	102	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	1,788	3,059	69	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	1,070	1,824	41	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	1,803	3,171	70	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	1,830	3,216	71	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	1,864	3,288	72	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	1,818	3,453	69	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	853	1,390	32	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	2,199	3,688	83	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	897	1,512	34	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	911	1,544	35	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	907	1,712	35	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,094	1,842	2,936	69	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	1,904	3,154	72	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	553	925	21	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024	AUD	1,180,600	(11,130)	5,630	(5,500)	0	(33)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	(8,233)	3,397	(4,836)	39	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(732)	291	(441)	0	(8)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	(44,781)	24,993	(19,788)	0	(697)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(23,460)	66,284	42,824	0	(3,238)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,291,700	(4,830)	37,771	32,941	0	(2,503)

46	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	09/18/2034	AUD	578,500	$7,641	$7,034	$14,675	$0	$(1,099)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024	EUR	16,600	751	(330)	421	2	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	1,254	99,521	100,775	581	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	271	32,352	32,623	0	(187)
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	2,710	(1,460)	1,250	0	(6)
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	21,877	(8,573)	13,304	0	(51)
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	35,378	(14,186)	21,192	0	(81)
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	18,107	(7,233)	10,874	0	(36)
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	1,517	(431)	1,086	0	(33)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(22,990)	9,593	(13,397)	269	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	4,139	(5,834)	118	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	19,912	(25,125)	646	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	21,739	(23,295)	763	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	10,602	(11,078)	378	0
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(30,289)	18,931	(11,358)	928	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	4,752	8,260	270	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	4,645	8,471	278	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	25,844	464,446	490,290	23,907	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	109,835	133,717	7,439	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	14,607	8,311	1,224	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	2,996	5,680	368	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	12,402	20,867	1,063	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		68,000	(210)	3,869	3,659	372	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		69,500	(220)	3,879	3,659	380	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	6,033	2,797	627	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	345,922	287,455	0	(5,022)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	14,260	1,021,570	1,035,830	0	(21,306)
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	25	(165)	3	0
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	55,336	210,411	265,747	0	(4,084)
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024	MXN	580,000	0	(144)	(144)	0	(5)
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024		1,140,000	0	(275)	(275)	0	(10)
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024		555,000	0	399	399	5	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	20,410	(23,291)	(2,881)	0	(48)
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	3,018	(2,161)	857	11	0
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	3,015	(2,159)	856	11	0
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	3,027	(2,168)	859	11	0
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025		1,530,000	4,296	(3,077)	1,219	16	0
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	4,834	(3,300)	1,534	21	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	(5,315)	2,582	(2,733)	0	(40)
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025		470,000	0	(1,163)	(1,163)	0	(21)
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	(12,399)	6,759	(5,640)	0	(456)
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		2,700,000	23,698	(25,226)	(1,528)	0	(223)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		456,500	556	(318)	238	39	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		317,600	216	(176)	40	27	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		3,177,000	897	(13,399)	(12,502)	0	(284)
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		1,407,500	0	(492)	(492)	120	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		826,800	0	(480)	(480)	70	0
Receive	28-Day MXN-TIIE	9.340	Lunar	06/03/2027		1,583,000	0	(1,075)	(1,075)	134	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	2,567	(1,148)	1,419	122	0
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027		8,700,000	(34,161)	63,012	28,851	797	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	48	(20)	28	2	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	1,398	(553)	845	56	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	63	(26)	37	3	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	1,427	(632)	795	71	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	1,057	(473)	584	54	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		2,171,500	(2,570)	1,296	(1,274)	0	(188)
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		3,943,100	(2,971)	2,209	(762)	0	(341)
Receive	28-Day MXN-TIIE	9.540	Lunar	07/24/2028		1,822,800	0	(2,809)	(2,809)	156	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		5,214,000	(4,440)	2,858	(1,582)	0	(451)
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		2,628,900	(2,079)	1,411	(668)	0	(227)
Receive	28-Day MXN-TIIE	9.510	Lunar	07/26/2028		2,274,000	0	(3,404)	(3,404)	195	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		1,330,000	(820)	664	(156)	0	(115)
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		7,914,500	(4,774)	3,925	(849)	0	(684)
Receive	28-Day MXN-TIIE	9.423	Lunar	07/27/2028		1,353,900	0	(1,834)	(1,834)	116	0
Receive	28-Day MXN-TIIE	9.465	Lunar	07/27/2028		892,900	0	(1,272)	(1,272)	76	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		1,373,000	(633)	638	5	0	(119)
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		2,739,800	(1,167)	1,252	85	0	(237)
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		549,200	(229)	250	21	0	(47)
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		1,385,600	(547)	622	75	0	(120)
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		1,369,900	(511)	609	98	0	(118)
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		2,149,000	(1,082)	1,055	(27)	0	(186)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	8.760%	Lunar	03/01/2029	MXN	831,400	$0	$(253)	$(253)	$85	$0
Receive	28-Day MXN-TIIE	8.770	Lunar	03/01/2029		416,900	0	(135)	(135)	43	0
Receive	28-Day MXN-TIIE	8.780	Lunar	03/01/2029		412,400	0	(141)	(141)	42	0
Receive	28-Day MXN-TIIE	9.030	Lunar	03/01/2029		313,600	0	(258)	(258)	32	0
Receive	28-Day MXN-TIIE	9.220	Lunar	03/01/2029		1,213,500	0	(1,439)	(1,439)	124	0
Receive	28-Day MXN-TIIE	9.450	Lunar	03/01/2029		2,038,000	0	(3,440)	(3,440)	207	0
Receive	28-Day MXN-TIIE	8.720	Lunar	03/07/2029		202,200	0	(50)	(50)	21	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		504,700	0	(130)	(130)	52	0
Receive	28-Day MXN-TIIE	8.730	Lunar	03/07/2029		305,300	0	(81)	(81)	31	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		348,900	0	(63)	(63)	39	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		488,600	0	(95)	(95)	55	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		630,200	0	(123)	(123)	71	0
Receive	28-Day MXN-TIIE	8.683	Lunar	05/31/2029		228,100	0	(45)	(45)	26	0
Receive	28-Day MXN-TIIE	8.750	Lunar	05/29/2031		192,500	0	(78)	(78)	27	0
Receive	28-Day MXN-TIIE	8.775	Lunar	05/29/2031		167,000	0	(79)	(79)	24	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		426,800	0	(240)	(240)	61	0
Receive	28-Day MXN-TIIE	9.000	Lunar	05/29/2031		296,400	0	(316)	(316)	42	0
Receive	28-Day MXN-TIIE	9.123	Lunar	05/29/2031		893,300	0	(1,243)	(1,243)	128	0
Receive	28-Day MXN-TIIE	9.328	Lunar	05/29/2031		2,978,000	0	(5,754)	(5,754)	425	0
Receive	28-Day MXN-TIIE	8.804	Lunar	08/06/2031		286,200	0	(144)	(144)	41	0
Receive	28-Day MXN-TIIE	8.810	Lunar	08/07/2031		108,600	0	(57)	(57)	16	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		175,600	726	(151)	575	26	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		726,600	2,997	(625)	2,372	106	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		158,800	(7)	(44)	(51)	24	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		422,600	26	(124)	(98)	63	0
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	68	516	584	0	(319)
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	434	(64)	370	12	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	5,088	(892)	4,196	299	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,416,000	(10,821)	21,678	10,857	938	0
Pay	CAONREPO	2.625	Semi-Annual	03/19/2027		172,700	(4,292)	3,876	(416)	77	0
Pay	CAONREPO	3.000	Semi-Annual	03/19/2027		376,200	(6,203)	7,795	1,592	172	0
Pay	CAONREPO	2.750	Semi-Annual	12/17/2027		132,800	(3,112)	2,818	(294)	77	0
Pay	CAONREPO	3.400	Semi-Annual	06/20/2029		34,700	(109)	904	795	40	0
Receive	CAONREPO	1.000	Semi-Annual	06/16/2047		14,000	4,098	(486)	3,612	0	(49)
Receive	CAONREPO	1.300	Semi-Annual	06/16/2047		340,700	89,216	(13,930)	75,286	0	(1,020)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(17,065)	1,174	(15,891)	0	(201)
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	(15,050)	1,166	(13,884)	0	(185)
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(28,892)	2,292	(26,600)	0	(359)
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(21,740)	1,639	(20,101)	0	(244)
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(37,627)	3,641	(33,986)	0	(466)
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	(12,820)	2,133	(10,687)	0	(208)
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(32,869)	4,321	(28,548)	0	(318)

							$1,708,313	$6,472,054	$8,180,367	$372,663	$(193,426)

Total Swap Agreements							$1,984,530	$6,695,974	$8,680,504	$374,582	$(194,023)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)			Market Value	Variation Margin Liability(8)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$80,745	$374,668	$455,413	$(1,029)	$(117,675)	$(194,112)	$(312,816)

(o)

Securities with an aggregate market value of $4,418,273 and cash of $36,595 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin asset of $87 and liability of $(153) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

48	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $87 and liability of $(89) for closed swap agreements is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	AUD	179,889		$122,139	$0	$(2,228)
	10/2024	CNH	5,687,961		794,699	0	(18,089)

BOA	10/2024	AUD	168,040		113,955	0	(2,219)
	10/2024	BRL	169,590		30,230	0	(901)
	10/2024	CHF	945,467		1,119,426	2,314	0
	10/2024	GBP	25,417		33,399	0	(582)
	10/2024	KRW	205,044,721		153,334	0	(2,265)
	10/2024	PEN	211,067		56,185	0	(735)
	10/2024		$31,128	BRL	169,590	2	0
	10/2024		12,791	EUR	11,464	0	(30)
	10/2024		51,140	GBP	38,977	970	0
	10/2024		228	HKD	1,778	0	0
	10/2024		99,755	PLN	385,639	559	(155)
	10/2024		11,145	SGD	14,485	126	0
	10/2024		51,402	ZAR	924,458	2,034	0
	11/2024	PEN	88,399		$23,551	0	(280)
	11/2024	SGD	19		15	0	0
	11/2024		$14,567	TRY	542,463	627	0
	12/2024	PEN	1,762		$464	0	(11)
	02/2025		$58,964	MXN	1,076,152	0	(5,342)
	02/2025		574	TRY	23,523	28	0
	05/2025		13,562		601,050	586	0

BPS	10/2024	BRL	4,554,029		$806,457	0	(29,497)
	10/2024	CNH	3,008,340		420,159	0	(9,721)
	10/2024	EUR	52	NZD	92	1	0
	10/2024		3,001,916		$3,326,111	0	(15,470)
	10/2024	GBP	2,106,377		2,772,632	0	(43,489)
	10/2024	KRW	623,840,952		466,152	0	(7,253)
	10/2024	NZD	59,594		37,300	0	(560)
	10/2024	PLN	360,209		94,012	427	0
	10/2024	TRY	170,671		4,867	0	(54)
	10/2024		$835,892	BRL	4,554,029	62	0
	10/2024		4,058	CAD	5,473	2	(13)
	10/2024		286,070	CNH	2,036,303	4,910	0
	10/2024		12	CNY	86	0	0
	10/2024		822	DKK	5,495	0	(1)
	10/2024		105,454	EUR	94,526	11	(244)
	10/2024		812	HKD	6,328	2	0
	10/2024		788	HUF	283,712	6	0
	10/2024		120,090	INR	10,086,880	176	0
	10/2024		86,443	NZD	138,887	1,791	0
	10/2024		26,320	TRY	926,570	533	0
	10/2024		3,873	ZAR	69,797	162	0
	11/2024	BRL	605		$110	0	(1)
	11/2024	CNH	1,217,738		172,175	0	(2,208)
	11/2024	DKK	5,485		822	1	0
	11/2024	TWD	12,485,804		392,356	71	(4,083)
	11/2024		$201,816	BRL	1,117,560	2,573	0
	11/2024		94,012	PLN	360,460	0	(427)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024		$55,322	TRY	2,038,490	$1,291	$0
	12/2024	MXN	5,180,537		$257,118	21	(3,208)
	12/2024	PEN	4,331		1,145	0	(22)
	02/2025	MXN	697,226		34,424	0	(269)
	09/2025	ILS	415,649		113,562	1,122	0
	05/2029	KWD	42,498		146,100	3,309	0
	07/2029		5,643		19,410	449	0

BRC	10/2024	AUD	266,300		181,228	0	(2,878)
	10/2024	BRL	87,950		15,545	0	(599)
	10/2024	EUR	172,524		190,929	0	(1,115)
	10/2024	IDR	16,000,896		1,032	0	(20)
	10/2024	ILS	160,381		43,117	164	(82)
	10/2024	NZD	350,237		221,280	0	(1,226)
	10/2024		$267,122	AUD	388,712	1,614	0
	10/2024		16,143	BRL	87,950	1	0
	10/2024		3,862	CAD	5,238	11	0
	10/2024		28,712	GBP	21,813	450	0
	10/2024		17,428	ILS	64,449	92	(225)
	10/2024		1,775	NZD	2,861	43	0
	10/2024		122,298	PLN	469,497	0	(376)
	10/2024		17,008	SEK	172,075	0	(64)
	10/2024		334,720	TRY	11,893,984	10,959	0
	10/2024		125,756	ZAR	2,303,094	7,369	0
	11/2024	AUD	365,098		$251,350	0	(1,191)
	11/2024	CNH	1,192,941		169,076	0	(1,755)
	11/2024	SEK	171,798		17,008	65	0
	11/2024	TRY	1,309,145		35,174	0	(1,642)
	11/2024		$221,301	NZD	350,237	1,230	0
	11/2024		85	PLN	326	0	(1)
	11/2024		173,127	TRY	6,426,429	5,469	(30)
	12/2024		405,224		15,231,722	6,737	0
	01/2025		22,437		853,945	103	0
	02/2025		58,629	MXN	1,063,279	0	(5,698)
	02/2025		52,160	TRY	2,109,849	2,037	0
	07/2025		4,648		219,517	248	0

BSH	10/2024	BRL	5,868,514		$1,077,167	0	(79)
	10/2024	PEN	437,566		115,913	0	(2,096)
	10/2024		$1,066,369	BRL	5,868,514	10,877	0
	10/2024		91,097	PEN	338,052	192	(105)
	12/2024	PEN	564,264		$149,120	0	(2,989)
	02/2025		165,841		44,126	0	(546)
	04/2025	BRL	6,190,771		1,096,329	0	(11,143)
	06/2025	PEN	112,596		30,054	0	(224)
	07/2025		226,660		61,043	94	0

CBK	10/2024	AUD	91,886		62,335	0	(1,190)
	10/2024	BRL	2,152,598		394,732	0	(407)
	10/2024	CHF	56,243		66,346	0	(108)
	10/2024	GBP	75,003		99,641	0	(634)
	10/2024	ILS	121,667		33,356	752	(43)
	10/2024	KRW	446,657,890		333,827	0	(5,027)
	10/2024	PEN	627,815		166,297	0	(3,024)
	10/2024	THB	225,961		6,797	0	(232)
	10/2024		$10,957	AUD	16,144	204	0
	10/2024		392,269	BRL	2,152,598	2,870	0
	10/2024		1,022	CAD	1,386	3	0
	10/2024		640,604	CNH	4,540,806	8,260	0
	10/2024		164	DKK	1,093	0	0
	10/2024		45,782	EUR	41,011	2	(132)
	10/2024		577,595	IDR	8,943,909,933	10,550	0
	10/2024		46,367	ILS	169,779	0	(810)
	10/2024		1,763,936	INR	148,336,972	4,680	0
	10/2024		15,292	JPY	2,158,800	0	(272)
	10/2024		1,359	NZD	2,216	49	0
	10/2024		52,007	PEN	192,451	29	(126)
	10/2024		338	TRY	11,866	4	0
	10/2024		238,526	ZAR	4,350,151	12,924	0
	10/2024	ZAR	2,624,331		$143,202	0	(8,491)
	11/2024	BRL	1,094,147		199,872	0	(236)
	11/2024	CNH	6,415,058		901,073	0	(17,578)

50	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	DKK	1,091		$164	$0	$0
	11/2024	PEN	551,026		145,883	0	(2,674)
	11/2024	TWD	42,327,094		1,329,314	475	(14,857)
	12/2024	MXN	2,829,866		144,550	2,661	(155)
	12/2024	PEN	133,319		35,316	0	(620)
	12/2024		$548	MXN	11,097	9	0
	01/2025		56,014		1,020,245	0	(5,146)
	02/2025	PEN	350,161		$93,526	4	(810)
	04/2025		41,591		11,171	0	(26)
	07/2025		151,399		40,836	125	0
	09/2025	ILS	89,975		24,135	0	(205)
DUB	10/2024	BRL	2,284,207		404,573	0	(14,724)
	10/2024	EUR	177,226		196,542	0	(737)
	10/2024	KRW	422,474,754		316,486	0	(4,067)
	10/2024	PLN	446,059		116,361	472	0
	10/2024	SGD	645,646		496,219	0	(6,131)
	10/2024		$419,267	BRL	2,284,207	31	0
	10/2024		328,985	PLN	1,269,570	1,334	(610)
	11/2024	CHF	421,474		$501,914	2,043	0
	11/2024	PEN	93,231		25,000	0	(137)
	11/2024		$116,361	PLN	446,391	0	(466)
	11/2024		17,192	TRY	639,757	705	0
	02/2025	MXN	15,876,012		$799,309	13,766	(4,403)
	02/2025		$81,960	MXN	1,488,738	0	(7,924)
	03/2025		2,381	TRY	113,327	428	0

FAR	10/2024	JPY	544,641,608		$3,780,663	0	(8,807)
	10/2024	NZD	825,878		519,141	0	(5,539)
	10/2024	PEN	187,355		50,000	0	(542)
	10/2024		$72,373	GBP	54,147	19	0
	10/2024		2,227,146	JPY	319,848,346	0	(1,727)
	10/2024		247,490	NZD	396,591	4,464	0
	11/2024	GBP	54,147		$72,370	0	(21)
	11/2024	PEN	277,283		73,978	0	(776)
	11/2024		$3,780,663	JPY	542,131,248	8,828	0
	11/2024		519,181	NZD	825,878	5,561	0
	12/2024	PEN	174,594		$45,992	0	(1,071)

GLM	10/2024	AUD	256,451		174,246	0	(3,051)
	10/2024	BRL	6,026,505		1,161,283	56,688	(1,652)
	10/2024	CAD	529,889		392,799	992	0
	10/2024		$1,077,696	BRL	6,026,505	28,552	0
	10/2024		11,986	IDR	185,198,825	193	0
	10/2024		26,445	ILS	98,287	0	(72)
	10/2024		153,385	INR	12,899,847	419	0
	10/2024		65,211	PEN	245,442	1,000	0
	10/2024		310,409	PLN	1,237,357	11,066	0
	10/2024		17,779	SGD	23,120	210	0
	11/2024	MXN	1,022,143		$51,151	0	(303)
	11/2024	TWD	37,501		1,178	0	(12)
	11/2024		$1,359,028	BRL	7,747,726	57,945	0
	12/2024	BRL	724,650		$131,653	0	(422)
	12/2024	MXN	2,372,001		123,695	4,634	0
	12/2024	PEN	7,715		2,068	0	(11)
	12/2024		$308,845	BRL	1,701,829	1,330	0
	01/2025	PEN	141,531		$37,412	0	(726)
	02/2025	MXN	6,356,777		312,220	0	(4,179)
	02/2025	PEN	238,004		63,141	0	(965)
	03/2025		$28,912	TRY	1,382,927	5,361	0
	04/2025	BRL	6,450,460		$1,156,574	3,559	(913)

IND	10/2024	KRW	210,560,817		157,251	0	(2,534)
	10/2024		$25,416	IDR	392,616,152	404	0

JPM	10/2024	AUD	186,793		$126,896	0	(2,243)
	10/2024	BRL	2,137,895		392,411	0	(29)
	10/2024	CNH	941,393		131,470	0	(3,051)
	10/2024	DKK	12,416		1,856	2	0
	10/2024	EUR	1,422,781		1,576,542	0	(7,226)
	10/2024	GBP	31,501		41,336	0	(780)
	10/2024	ILS	584,781		156,802	735	(848)
	10/2024	KRW	236,518,120		176,948	0	(2,534)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	NOK	17,158		$1,622	$0	$(4)
	10/2024	PEN	155,701		41,817	0	(177)
	10/2024		$387,492	BRL	2,137,895	4,948	0
	10/2024		1,648	CAD	2,238	7	0
	10/2024		281,938	CNH	2,003,947	4,418	0
	10/2024		1,720	DKK	11,472	0	(7)
	10/2024		7,961,075	EUR	7,135,795	0	(17,869)
	10/2024		14,057	GBP	10,700	248	0
	10/2024		3,995	IDR	61,796,781	69	0
	10/2024		15	INR	1,299	0	0
	10/2024		385,989	PLN	1,496,323	2,763	(153)
	10/2024		456,743	SGD	587,973	735	0
	10/2024		67,393	TRY	2,407,344	2,098	0
	10/2024		31,430	ZAR	586,490	2,471	0
	10/2024	ZAR	1,473,072		$80,733	0	(4,414)
	11/2024	AUD	416,085		288,339	529	0
	11/2024	CNH	1,237,397		175,009	0	(2,189)
	11/2024	DKK	11,452		1,720	7	0
	11/2024	EUR	7,135,795		7,971,902	17,771	0
	11/2024	SGD	547,838		426,588	0	(376)
	11/2024	TRY	1,052,121		28,337	0	(1,234)
	11/2024	TWD	5,392,972		165,963	0	(5,240)
	11/2024		$66,853	BRL	382,898	3,175	0
	11/2024		1,622	NOK	17,152	4	0
	11/2024		283,474	TRY	10,608,244	13,822	0
	12/2024	CLP	15,955,500		$16,948	0	(784)
	12/2024	PEN	769		203	0	(5)
	12/2024		$98,158	TRY	3,694,938	2,025	0
	02/2025	TRY	810,712		$19,758	0	(1,028)
	02/2025		$21,623	TRY	871,052	752	0
	03/2025		24,044		1,165,063	4,860	0
	04/2025	BRL	124,100		$22,079	0	(122)
	05/2025	TRY	639,783		14,435	0	(624)
	05/2025		$400,009	TRY	17,533,690	14,033	0

MBC	10/2024	AUD	32,146		$21,418	0	(806)
	10/2024	CHF	354,773		419,619	438	0
	10/2024	CNH	791,628		109,932	0	(3,188)
	10/2024	CNY	14,969		2,126	0	(11)
	10/2024	GBP	270,256		355,839	0	(5,480)
	10/2024	KRW	798,370,702		597,716	0	(8,132)
	10/2024	NOK	679		64	0	0
	10/2024	PLN	402,158		105,470	987	0
	10/2024	TRY	352,488		10,302	0	(6)
	10/2024		$10,244	AUD	15,240	293	0
	10/2024		1,266	CHF	1,069	0	(3)
	10/2024		19,073	EUR	17,255	135	0
	10/2024		88,419	GBP	67,641	2,014	0
	10/2024		64,457	IDR	998,906,228	1,233	0
	10/2024		1,560,546	JPY	224,939,220	4,521	0
	10/2024		1,430	NOK	15,048	0	(4)
	10/2024		4,166	ZAR	74,261	126	0
	11/2024	CHF	707,700		$842,287	2,950	0
	11/2024	TWD	8,672,285		270,709	0	(4,597)
	11/2024		$28,029	EUR	25,014	0	(147)
	11/2024		64	NOK	678	0	0
	11/2024		305,536	PLN	1,178,084	1,306	(980)
	12/2024	MXN	1,920,627		$97,999	1,594	0
	02/2025		$58,943	MXN	1,069,108	0	(5,738)

MYI	10/2024	BRL	2,174,880		$430,211	30,982	0
	10/2024	DKK	9,030		1,346	0	(3)
	10/2024	KRW	303,911,638		227,246	0	(3,379)
	10/2024	SEK	270,531		26,420	0	(218)
	10/2024		$399,200	BRL	2,174,880	29	0
	10/2024		1,790,569	CAD	2,412,256	0	(6,912)
	10/2024		1,620	DKK	10,839	0	(1)
	10/2024		1,852	GBP	1,407	29	0
	10/2024		65,946	IDR	1,022,312,076	1,283	0
	10/2024		2,440	ILS	8,902	0	(51)
	10/2024		265	NOK	2,789	0	(1)

52	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$4,038	TRY	145,361	$196	$0
	10/2024		5,214	ZAR	95,509	307	0
	11/2024	CAD	2,408,276		$1,789,063	6,934	0
	11/2024	CHF	76,493		91,006	284	0
	11/2024	CNH	578,855		81,823	0	(1,071)
	11/2024	DKK	10,820		1,620	1	0
	11/2024	TWD	5,576,596		177,401	369	0
	12/2024	MXN	650,028		32,333	0	(295)
	01/2025		1,020,631		56,014	5,127	0
	02/2025		2,145,720		117,907	11,057	0

NGF	10/2024		$212,183	IDR	3,277,412,165	3,327	0

RBC	10/2024	AUD	88,142		$60,023	0	(914)
	10/2024		$299,896	AUD	433,467	0	(218)
	11/2024	AUD	433,467		$300,048	215	0
	12/2024	MXN	98,483		4,957	13	0
SCX	10/2024	CAD	1,893,675		1,408,365	8,154	0
	10/2024	CNH	876,965		121,737	0	(3,577)
	10/2024	DKK	7,492		1,115	0	(4)
	10/2024	EUR	1,982,489		2,201,576	0	(5,231)
	10/2024	GBP	979,654		1,287,569	0	(22,180)
	10/2024	PEN	1,138,293		301,747	0	(5,247)
	10/2024	TRY	352,021		10,296	2	0
	10/2024		$7,043,927	GBP	5,258,825	41	(13,181)
	10/2024		13,350	IDR	206,617,950	238	0
	10/2024		397,570	INR	33,421,926	919	0
	10/2024		15,628	SGD	20,048	0	(29)
	10/2024		1,294	ZAR	22,887	29	0
	11/2024	CHF	76,014		$90,306	153	0
	11/2024	CNH	3,989,332		551,789	0	(19,492)
	11/2024	GBP	5,171,541		6,926,986	13,001	0
	11/2024	SGD	20,014		15,628	30	0
	11/2024	TWD	2,204,731		68,568	0	(1,422)

SOG	12/2024		$542	MXN	10,626	0	(9)

SSB	10/2024	EUR	271,809		$301,014	0	(1,550)
	10/2024	GBP	4,954,064		6,518,557	0	(104,781)
	10/2024		$9,504	SEK	98,415	186	0
	11/2024	GBP	2,448,441		$3,280,578	7,185	0
	12/2024	MXN	751,022		39,192	1,495	0

TOR	10/2024	BRL	741,664		135,321	0	(822)
	10/2024	JPY	1,557,042		10,770	0	(63)
	10/2024		$134,447	BRL	741,664	1,696	0
	10/2024		1,218	CAD	1,636	0	(8)
	10/2024		433,532	NZD	695,155	8,100	0
	10/2024		41,535	ZAR	755,467	2,133	0
	11/2024		94,324	BRL	520,133	803	0
	11/2024		10,770	JPY	1,549,891	64	0
	12/2024	MXN	3,026,157		$154,597	2,701	0

UAG	10/2024	EUR	246,357		273,353	0	(879)
	10/2024	JPY	734,783		5,131	19	0
	10/2024		$149,230	PLN	579,758	1,346	0
	10/2024		298,499	ZAR	5,462,442	17,244	0
	11/2024	GBP	540,618		$724,556	1,788	0
	11/2024	TWD	1,404,665		44,644	52	0
	11/2024		$5,131	JPY	731,401	0	(19)
	11/2024		7,472	PLN	28,576	0	(53)
	11/2024		44,305	TRY	1,640,609	1,977	0
	11/2024		18,304	TWD	577,631	33	0
	12/2024		929	MXN	18,386	0	(6)
	02/2025		54,478	TRY	2,213,671	2,269	0

Total Forward Foreign Currency Contracts						$548,406	$(590,411)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.180%	07/21/2032	174,900	$28,054	$17,606
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.180	07/21/2032	285,300	45,762	67,795

GLM	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.110	07/26/2032	122,300	19,813	11,922
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.110	07/26/2032	177,300	28,722	43,373

MYC	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.400	07/20/2027	140,900	18,592	7,032
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.400	07/20/2027	158,900	20,967	31,034
	Call - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.170	07/19/2032	141,400	22,426	14,094
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.170	07/19/2032	159,400	25,281	37,965

Total Purchased Options							$209,617	$230,821

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	35.550	11/11/2024	76,000	$(1,143)	$(891)
	Call - OTC USD versus TRY		40.000	11/11/2024	76,000	(736)	(212)
	Put - OTC USD versus TRY		40.500	05/07/2025	65,200	(2,635)	(1,859)
	Call - OTC USD versus TRY		51.500	05/07/2025	65,200	(1,841)	(1,261)

DUB	Call - OTC USD versus MXN	MXN	18.150	02/06/2025	146,572	(6,712)	(14,441)
	Call - OTC USD versus MXN		18.100	02/11/2025	58,545	(2,668)	(5,925)
	Call - OTC USD versus MXN		18.150	02/13/2025	146,362	(6,530)	(14,589)

MYI	Call - OTC USD versus MXN		18.230	01/29/2025	147,406	(7,066)	(13,803)
	Call - OTC USD versus MXN		18.250	01/30/2025	147,407	(7,083)	(13,749)
	Call - OTC USD versus MXN		18.150	02/10/2025	147,355	(6,632)	(14,573)

UAG	Put - OTC USD versus TRY	TRY	35.400	11/05/2024	239,000	(3,430)	(2,826)
	Call - OTC USD versus TRY		39.650	11/05/2024	239,800	(2,244)	(515)
	Put - OTC USD versus TRY		36.600	01/31/2025	179,500	(2,944)	(1,017)
	Call - OTC USD versus TRY		44.150	01/31/2025	179,500	(3,091)	(2,135)
	Put - OTC USD versus TRY		37.700	02/04/2025	59,900	(1,001)	(961)
	Call - OTC USD versus TRY		45.370	02/04/2025	59,900	(1,390)	(630)
	Put - OTC USD versus TRY		37.550	02/06/2025	179,600	(4,476)	(2,490)
	Call - OTC USD versus TRY		46.150	02/06/2025	179,600	(3,258)	(1,758)

						$(64,880)	$(93,635)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	114,800	$(385)	$(59)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	114,800	(385)	(406)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	70,500	(182)	(292)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	70,500	(182)	(97)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	116,900	(219)	(912)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	116,900	(188)	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	192,200	(629)	(623)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	192,200	(629)	(582)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	192,200	(639)	(536)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	192,200	(639)	(590)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	192,200	(639)	(725)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	192,200	(639)	(662)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	114,400	(416)	(50)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	114,400	(416)	(186)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	114,500	(408)	(31)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	114,500	(408)	(411)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	114,400	(340)	(167)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	114,400	(340)	(313)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	114,500	(358)	(344)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	114,500	(358)	(340)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	230,500	(745)	(666)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	230,500	(745)	(795)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	70,500	(191)	(151)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	70,500	(191)	(89)

54	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540%	10/03/2024	58,900	$(202)	$(43)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	58,900	(202)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	114,900	(451)	(16)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	114,900	(451)	(35)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	115,300	(392)	(54)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	57,600	(193)	(30)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	57,600	(193)	(31)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	115,300	(392)	(441)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	57,600	(193)	(204)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	57,600	(193)	(196)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	115,200	(323)	(149)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	115,200	(323)	(356)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	70,300	(110)	(78)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	70,300	(110)	(30)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	115,800	(371)	(398)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	115,800	(371)	(329)

							$ (14,741)	$(11,420)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Cap	2.596%	1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	$(15,754)	$(29,849)
	Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(812)

FAR	Call - OTC 2-Year Interest Rate Cap	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(17,633)

MYC	Call - OTC 2-Year Interest Rate Cap	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(31,555)

NGF	Call - OTC 2-Year Interest Rate Cap	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(46,077)

FAR	Put - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(1,573)

MYC	Put - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(4,467)

NGF	Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(7,428)

						$(169,358)	$(139,394)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$	91.109	10/08/2024	91,100	$(484)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		94.109	10/08/2024	91,100	(438)	(1,790)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		91.125	10/08/2024	71,100	(400)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		94.125	10/08/2024	71,100	(339)	(1,387)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054		98.641	10/08/2024	81,500	(280)	(158)

						$(1,941)	$(3,335)

Total Written Options						$(250,920)	$(247,784)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Israel Government International Bond	1.000%	Quarterly	06/20/2029	1.452%	$	9,400	$(101)	$(76)	$0	$(177)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		10,600	(464)	546	82	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		39,800	(4,386)	4,448	62	0

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		47,700	(2,287)	2,194	0	(93)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		3,100	(276)	256	0	(20)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		4,400	(316)	323	7	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	0.621		2,600	(445)	453	8	0

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		140,500	(6,441)	6,832	391	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		14,000	(223)	(41)	0	(264)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		171,490	(21,145)	21,413	268	0

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291		89,500	(1,546)	1,714	168	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.262		49,600	195	(98)	97	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		6,100	(219)	207	0	(12)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
	Israel Government International Bond	1.000%	Quarterly	06/20/2027	1.199%	$	67,700	$(340)	$14	$0	$(326)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		8,500	(886)	899	13	0

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.078		50,500	0	3,966	3,966	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		17,500	(769)	905	136	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		13,100	(1,509)	1,530	21	0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.291		87,700	(1,365)	1,530	165	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		59,100	(2,190)	2,075	0	(115)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		25,400	(2,264)	2,097	0	(167)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.915		18,800	2,628	(620)	2,008	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		19,200	(261)	(101)	0	(362)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		43,000	(358)	452	94	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.740		1,560	(65)	78	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		9,700	(102)	118	16	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		8,900	(400)	469	69	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		67,500	(7,534)	7,640	106	0

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		8,800	(339)	322	0	(17)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		69,900	(845)	(473)	0	(1,318)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485		21,600	(169)	362	193	0

MBC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		10,500	(1,145)	1,161	16	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		61,200	(2,202)	2,082	0	(120)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		70,400	(6,276)	5,813	0	(463)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		13,800	(234)	(26)	0	(260)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		35,400	(184)	261	77	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.372		3,700	(51)	80	29	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548		48,100	74	406	480	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662		40,060	(136)	500	364	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869		17,400	(336)	421	85	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		82,600	(872)	1,006	134	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		229,100	(10,035)	11,817	1,782	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.434		28,000	(3,159)	3,203	44	0

								$(78,978)	$86,158	$10,894	$(3,714)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.7-1 Index «	0.090%	Monthly	08/25/2037	$	29,947	$(20,102)	$17,901	$0	$(2,201)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		3,319	(2,245)	1,983	0	(262)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		249	(7)	7	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		320	(1)	1	0	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		3,242	(862)	603	0	(259)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		9,417	(6,350)	5,658	0	(692)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		16	(1)	1	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		736	(23)	23	0	0
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037		1,088	33	(19)	14	0

CBK	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045		5,155	(2,513)	2,131	0	(382)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		72,325	(48,621)	43,306	0	(5,315)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		66	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		15,866	(578)	579	1	0

DUB	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		13,184	(8,864)	7,895	0	(969)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		11,076	(7,494)	6,619	0	(875)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		62,000	(1,006)	940	0	(66)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		210	(5)	5	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		9,916	(996)	995	0	(1)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		400	(8)	8	0	0

FBF	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		21,749	(19,360)	15,028	0	(4,332)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037		79	(62)	56	0	(6)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		63,299	(43,878)	39,227	0	(4,651)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		45,728	(31,956)	28,344	0	(3,612)

GST	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		5,818	(1,544)	1,079	0	(465)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		70,992	(24,230)	19,013	0	(5,217)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		22,305	(4,467)	2,705	0	(1,762)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		401,450	(4,763)	4,333	0	(430)

56	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$	5,000	$(8)	$(9)	$0	$(17)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		70,800	109	(513)	0	(404)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		73	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		263,408	740	(718)	22	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		195,053	(8,292)	8,268	0	(24)
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058		20,000	(1,505)	1,495	0	(10)

JPM	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		730	(308)	163	0	(145)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037		22	(13)	11	0	(2)
	ABX.HE.AA.7-2 Index «	1.920	Monthly	01/25/2038		150	(84)	47	0	(37)

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		319,300	(5,507)	5,165	0	(342)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		186,839	(10,517)	10,533	16	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		297,489	(2,661)	2,624	0	(37)

MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		4,590	(1,175)	808	0	(367)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		11	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		46,170	(3,426)	3,430	4	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		157,074	(12,299)	12,280	0	(19)

MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		45,087	(7,699)	4,098	0	(3,601)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		15,068	(10,114)	9,007	0	(1,107)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		8,297	(5,614)	4,958	0	(656)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		81,300	(1,373)	1,286	0	(87)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		52	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		20,594	(1,529)	1,531	2	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		8,925	(888)	887	0	(1)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		748	(31)	31	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		454,800	(1,564)	1,077	0	(487)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		82,900	392	(567)	0	(175)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		125,500	(139)	(294)	0	(433)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		446	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		13,074	(716)	717	1	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		69,414	80	(89)	0	(9)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		800	0	0	0	0

UAG	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		16,501	(975)	976	1	0

							$(305,026)	$265,630	$61	$(39,457)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$	39,200	$123	$(688)	$0	$(565)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	5.330% (SOFRINDX plus a specified spread)	Maturity	12/20/2024		30,100	5	0	5	0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024		235,800	1,459	(3,732)	103	(2,376)

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024		362,900	3,472	(5,940)	0	(2,468)

									$5,059	$(10,360)	$108	$(5,409)

Total Swap Agreements									$(378,945)	$341,428	$11,063	$(48,580)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$0	$0	$(20,317)	$0	$0	$(20,317)	$(20,317)	$20,384	$67
BOA	7,246	0	144	7,390	(12,520)	(4,688)	(2,640)	(19,848)	(12,458)	17,192	4,734
BPS	16,920	0	20	16,940	(116,520)	(389)	(678)	(117,587)	(100,647)	127,955	27,308

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BRC	$36,592	$0	$673	$37,265	$(16,902)	$(912)	$(1,215)	$(19,029)	$18,236	$(19,823)	$(1,587)
BSH	11,163	0	0	11,163	(17,182)	0	0	(17,182)	(6,019)	4,983	(1,036)
BSS	0	0	0	0	0	0	0	0	0	4,983	4,983
CBK	43,601	0	279	43,880	(62,803)	0	(6,035)	(68,838)	(24,958)	26,056	1,098
DUB	18,779	85,401	4,123	108,303	(39,199)	(34,955)	(1,911)	(76,065)	32,238	40,515	72,753
FAR	18,872	0	0	18,872	(18,483)	(22,924)	0	(41,407)	(22,535)	(6,800)	(29,335)
FBF	0	0	0	0	0	0	(12,601)	(12,601)	(12,601)	11,095	(1,506)
GLM	171,949	55,295	0	227,244	(12,306)	(3,303)	0	(15,609)	211,635	(167,220)	44,415
GST	0	0	2,493	2,493	0	0	(8,973)	(8,973)	(6,480)	9,651	3,171
IND	404	0	0	404	(2,534)	0	0	(2,534)	(2,130)	2,476	346
JPM	75,472	0	296	75,768	(50,937)	(3,083)	(3,895)	(57,915)	17,853	(12,104)	5,749
JPS	0	0	16	16	0	0	(379)	(379)	(363)	525	162
MBC	15,597	0	16	15,613	(29,092)	0	0	(29,092)	(13,479)	15,082	1,603
MEI	0	0	4	4	0	0	(386)	(386)	(382)	165	(217)
MYC	0	90,125	2,997	93,122	0	(67,188)	(8,763)	(75,951)	17,171	67,167	84,338
MYI	56,598	0	0	56,598	(11,931)	(42,125)	0	(54,056)	2,542	1,025	3,567
NGF	3,327	0	0	3,327	0	(53,505)	0	(53,505)	(50,178)	52,801	2,623
RBC	228	0	0	228	(1,132)	0	0	(1,132)	(904)	748	(156)
RYL	0	0	0	0	0	(108)	0	(108)	(108)	0	(108)
SAL	0	0	1	1	0	(1,545)	(1,104)	(2,649)	(2,648)	2,902	254
SCX	22,567	0	0	22,567	(70,363)	0	0	(70,363)	(47,796)	64,521	16,725
SOG	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
SSB	8,866	0	0	8,866	(106,331)	0	0	(106,331)	(97,465)	117,312	19,847
TOR	15,497	0	0	15,497	(893)	0	0	(893)	14,604	(11,540)	3,064
UAG	24,728	0	1	24,729	(957)	(13,059)	0	(14,016)	10,713	(11,020)	(307)

Total Over the Counter	$548,406	$230,821	$11,063	$790,290	$(590,411)	$(247,784)	$(48,580)	$(886,775)

(q)

Securities with an aggregate market value of $582,555 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

58	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$80,745	$80,745
Swap Agreements	0	2,005	0	0	372,663	374,668

	$0	$2,005	$0	$0	$453,408	$455,413

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$548,406	$0	$548,406
Purchased Options	0	0	0	0	230,821	230,821
Swap Agreements	0	10,955	0	0	108	11,063

	$0	$10,955	$0	$548,406	$230,929	$790,290

	$0	$13,005	$0	$548,406	$684,337	$1,245,961

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,029	$1,029
Futures	0	0	0	0	117,675	117,675
Swap Agreements	0	686	0	0	193,426	194,112

	$0	$686	$0	$0	$312,130	$312,816

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$590,411	$0	$590,411
Written Options	0	0	0	93,635	154,149	247,784
Swap Agreements	0	43,171	0	0	5,409	48,580

	$0	$43,171	$0	$684,046	$159,558	$886,775

	$0	$43,857	$0	$684,046	$471,688	$1,199,591

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2024:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$12,894	$12,894
Futures	0	0	0	0	27,267	27,267
Swap Agreements	0	398,264	0	0	1,001,665	1,399,929

	$0	$398,264	$0	$0	$1,041,826	$1,440,090

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(310,833)	$0	$(310,833)
Purchased Options	0	0	0	0	(67,197)	(67,197)
Written Options	0	0	0	0	117,896	117,896
Swap Agreements	0	74,150	0	0	4,010	78,160

	$0	$74,150	$0	$(310,833)	$54,709	$(181,974)

	$0	$472,414	$0	$(310,833)	$1,096,535	$1,258,116

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(124)	$(124)
Futures	0	0	0	0	(216,122)	(216,122)
Swap Agreements	0	(211,390)	0	0	(1,865,576)	(2,076,966)

	$0	$(211,390)	$0	$0	$(2,081,822)	$(2,293,212)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(158,336)	$0	$(158,336)
Purchased Options	0	0	0	0	(27,264)	(27,264)
Written Options	0	0	0	(46,724)	25,326	(21,398)
Swap Agreements	0	(46,774)	0	0	(8,736)	(55,510)

	$0	$(46,774)	$0	$(205,060)	$(10,674)	$(262,508)

	$0	$(258,164)	$0	$(205,060)	$(2,092,496)	$(2,555,720)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,378,285	$2,338,800	$3,717,085
Corporate Bonds & Notes
Banking & Finance	0	6,885,910	334,518	7,220,428
Industrials	0	5,378,624	149,702	5,528,326
Utilities	0	2,719,964	0	2,719,964
Convertible Bonds & Notes
Industrials	0	35,313	0	35,313
Municipal Bonds & Notes
California	0	28,901	0	28,901
Illinois	0	49,396	0	49,396
U.S. Government Agencies	0	106,518,807	0	106,518,807
U.S. Treasury Obligations	0	28,116,821	0	28,116,821
Non-Agency Mortgage-Backed Securities	0	52,925,292	2,884,108	55,809,400
Asset-Backed Securities	0	32,233,830	598,428	32,832,258
Sovereign Issues	0	11,627,099	0	11,627,099
Common Stocks
Consumer Staples	0	0	10	10
Energy	0	0	265	265
Financials	7,569	0	237,108	244,677
Health Care	0	0	51	51
Industrials	0	0	7,390	7,390
Warrants
Financials	0	0	328	328
Preferred Securities
Banking & Finance	0	755,011	0	755,011
Real Estate Investment Trusts
Real Estate	393,609	0	0	393,609
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Short-Term Notes	0	2,053	0	2,053
U.S. Treasury Bills	0	56,673	0	56,673

	$401,178	$248,711,979	$6,550,708	$255,663,865

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Common Stocks
Communication Services	$98,082	$0	$20,337	$118,419
Health Care	0	0	321,849	321,849
Industrials	0	0	120,820	120,820
Utilities	0	0	118,782	118,782
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,025,705	0	0	5,025,705

	$5,123,787	$0	$581,788	$5,705,575

Total Investments	$5,524,965	$248,711,979	$7,132,496	$261,369,440

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(328,549)	$0	$(328,549)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18,322	437,004	0	455,326
Over the counter	0	786,310	3,980	790,290

	$18,322	$1,223,314	$3,980	$1,245,616

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34,327)	(278,400)	0	(312,727)
Over the counter	0	(849,860)	(36,915)	(886,775)

	$(34,327)	$(1,128,260)	$(36,915)	$(1,199,502)

Total Financial Derivative Instruments	$(16,005)	$95,054	$(32,935)	$46,114

Totals	$5,508,960	$248,478,484	$7,099,561	$261,087,005

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,852,767	$521,372	$(151,832)	$4,684	$686	$54,833	$56,290	$0	$2,338,800	$53,049
Corporate Bonds & Notes
Banking & Finance	82,319	263,233	(5,488)	878	299	9,909	0	(16,632)	334,518	5,945
Industrials	79,608	69,000	(470)	5	3	1,556	0	0	149,702	1,552
U.S. Government Agencies	0	0	0	0	(47)	47	0	0	0	0
Non-Agency Mortgage-Backed Securities	2,242,663	2,727,341	(1,153,611)	4,785	4,996	53,596	0	(995,662)	2,884,108	58,299
Asset-Backed Securities	956,696	214,665	(157,123)	1,527	20,241	21,368	0	(458,946)	598,428	10,394
Common Stocks
Consumer Discretionary(3)	18	0	(2,432)	0	0	2,414	0	0	0	0
Consumer Staples	18	2,432	0	0	0	(2,440)	0	0	10	(2,422)
Energy	265	0	0	0	0	0	0	0	265	0
Financials	218,814	0	0	0	0	18,294	0	0	237,108	18,296
Health Care	44	0	0	0	0	7	0	0	51	7
Industrials	7,317	0	0	0	0	73	0	0	7,390	73
Warrants
Financials	371	0	0	0	0	(43)	0	0	328	(43)
Preferred Securities
Industrials	0	0	0	0	(10,909)	10,909	0	0	0	0

	$5,440,900	$3,798,043	$(1,470,956)	$11,879	$15,269	$170,523	$56,290	$(1,471,240)	$6,550,708	$145,150

60	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)

Investments in Affiliates, at Value
Common Stocks
Communication Services	$22,975	$0	$0	$0	$0	$(2,638)	$0	$0	$20,337	$(2,638)
Health Care	295,175	0	0	0	0	26,674	0	0	321,849	26,674
Industrials(4)	134,618	0	0	0	0	(13,798)	0	0	120,820	(13,798)
Utilities	161,623	0	0	0	0	(42,841)	0	0	118,782	(42,841)

Financial Derivative Instruments - Assets
Over the counter	$3,385	$8	$(18)	$0	$7	$598	$0	$0	$3,980	$598

Financial Derivative Instruments - Liabilities
Over the counter	$(45,481)	$27,952	$(24,260)	$0	$1,134	$3,740	$0	$0	$(36,915)	$3,740

Totals	$6,013,195	$3,826,003	$(1,495,234)	$11,879	$16,410	$142,258	$56,290	$(1,471,240)	$7,099,561	$116,885

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$173,078	Comparable Companies	EBITDA Multiple	X	15.500	—
	1,037,442	Discounted Cash Flow	Discount Rate		7.200-99.999	12.545
	22,560	Other Valuation Techniques(4)	—		—	—
	1,105,720	Third Party Vendor	Broker Quote		98.000-103.500	102.079
Corporate Bonds & Notes
Banking & Finance	2,013	Discounted Cash Flow	Discount Rate		10.000	—
	61,900	Discounted Cash Flow	Discount Rate		6.546-99.999	70.597
	270,605	Proxy Pricing	Base Price		51.687-119.417	104.177
Industrials	2,397	Discounted Cash Flow	Discount Rate		6.626-8.380	7.018
	79,086	Indicative Market Quotation	Broker Quote		98.143-99.815	98.979
	68,219	Proxy Pricing	Base Price		99.999-100.000	99.999
Non-Agency Mortgage-Backed Securities	2,316,568	Discounted Cash Flow	Discount Rate		5.183-99.999	10.949
	60,100	Other Valuation Techniques(4)	—		—	—
	507,440	Proxy Pricing	Base Price		78.986-3,295.000	747.833
Asset-Backed Securities	395,273	Discounted Cash Flow	Discount rate		5.853-99.999	31.727
	203,155	Proxy Pricing	Base Price		87.645-103.574	92.856
Common Stocks
Consumer Staples	10	Other Valuation Techniques(4)	—		—	—
Energy	265	Comparable Companies	EBITDA Multiple	X	5.000	—
Financials	237,108	Comparable Companies	EBITDA Multiple	X	4.400	—
Health Care	51	Discounted Cash Flow	Discount Rate		20.000	—
Industrials	7,390	Indicative Market Quotation	Broker Quote	$	20.000	—
Warrants
Financials	328	Option Pricing Model	Volatility		32.500	—

Investments in Affiliates, at Value
Common Stocks
Communication Services	20,337	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Health Care	321,849	Comparable Companies	EBITDA Multiple		15.500	—
Industrials	120,819	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/ Discount Rate	X/X/%	0.610/6.830/10.000	—
	1	Expected Recovery	Price	$	0.000	—
Utilities	118,782	Comparable Companies	EBITDA Multiple	X	4.438	—

Financial Derivative Instruments - Assets
Over the counter	3,980	Indicative Market Quotation	Broker Quote		7.840-99.999	8.167

Financial Derivative Instruments - Liabilities
Over the counter	(36,915)	Indicative Market Quotation	Broker Quote	$	92.00-99.99	99.942

Total	$7,099,561

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)	September 30, 2024	(Unaudited)

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

62	PIMCO INCOME FUND	See Accompanying Notes

Notes to Financial Statements	September 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established a Delaware limited liability company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Notes to Financial Statements	(Cont.)

the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”)

64	PIMCO INCOME FUND

September 30, 2024	(Unaudited)

issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Fund’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Fund’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Fund’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date,

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Notes to Financial Statements	(Cont.)

provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any

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new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based

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Notes to Financial Statements	(Cont.)

upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a

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third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s

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Notes to Financial Statements	(Cont.)

website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,513,918	$36,088,142	$(38,579,401)	$4,628	$(1,582)	$5,025,705	$138,993	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2024 (amounts in thousands†, except number of shares).

Security Name	Market Value at 03/31/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2024	Dividend Income	Shares Held at 09/30/2024

Amsurg Equity	$295,175	$0	$0	$0	$26,674	$321,849	$0	5,968,052

Clear Channel Outdoor Holdings, Inc.	83,923	0	0	0	(2,543)	81,380	0	50,862,666

iHeartMedia, Inc. ‘A’	18,869	0	0	0	(2,167)	16,702	0	9,028,024

iHeartMedia, Inc. ‘B’	22,975	0	0	0	(2,638)	20,337	0	12,214,441

Neiman Marcus Group Ltd. LLC	134,616	0	0	0	(13,797)	120,819	0	919,864

Sierra Hamilton Holder LLC	2	0	(1)	0	0	1	0	15,369,768

Windstream Units	161,623	0	0	0	(42,841)	118,782	0	5,118,377

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include

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participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the

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characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2024, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the

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timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return,

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(iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily

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and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on

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the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the

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referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to

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Notes to Financial Statements	(Cont.)

protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to

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centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Distribution Rate Risk is the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments

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Notes to Financial Statements	(Cont.)

has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, including cloud-based technology, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

80	PIMCO INCOME FUND

September 30, 2024	(Unaudited)

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of

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Notes to Financial Statements	(Cont.)

daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing

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costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $625,178.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Income Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the Fund’s investments in series of PIMCO ETF Trust and PIMCO Equity Series. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

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Notes to Financial Statements	(Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$796,290,680	$793,129,166	$27,605,142	$4,663,822

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	1,640,538	$17,381,925	2,829,233	$29,490,695

I-2	727,992	7,715,677	1,523,371	15,873,660

I-3	97,485	1,026,284	132,134	1,376,187

Administrative Class	4,033	42,791	10,477	109,181

Class A	147,617	1,566,986	323,283	3,365,601

Class C	47,339	503,407	73,498	766,652

Class R	3,738	39,588	8,078	84,276
Issued as reinvestment of distributions

Institutional Class	255,530	2,704,494	443,599	4,621,391

I-2	102,375	1,083,524	170,102	1,772,403

I-3	7,058	74,737	8,723	90,979

Administrative Class	743	7,862	1,634	17,007

Class A	34,415	364,113	67,895	707,121

Class C	8,469	89,588	18,398	191,570

Class R	1,270	13,433	2,469	25,718
Cost of shares redeemed

Institutional Class	(812,302)	(8,597,344)	(1,743,400)	(18,110,696)

I-2	(394,276)	(4,168,686)	(795,441)	(8,259,991)

I-3	(32,539)	(344,078)	(104,826)	(1,091,696)

Administrative Class	(4,198)	(44,334)	(16,755)	(173,438)

Class A	(145,952)	(1,543,464)	(319,870)	(3,325,406)

Class C	(55,639)	(588,809)	(134,146)	(1,392,150)

Class R	(3,878)	(41,009)	(8,343)	(86,704)

Net increase (decrease) resulting from Fund share transactions	1,629,818	$17,286,685	2,490,113	$26,052,360

†	A zero balance may reflect actual amounts rounding to less than one thousand.

84	PIMCO INCOME FUND

September 30, 2024	(Unaudited)

As of September 30, 2024, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 31% of the Fund.

14. BASIS FOR CONSOLIDATION

The consolidated financial statements include the accounts of the Fund and MLM 766, LLC, a Delaware limited liability company (the “Subsidiary”). Similarly, the Consolidated Schedule of Investments includes the portfolio holdings of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Subsidiary was formed on April 30, 2018, as a wholly-owned subsidiary of the Fund and acts as an investment vehicle in order to acquire residential mortgage loans consistent with the Fund’s investment objectives and policies. The net assets of the Subsidiary as of period end represented less than 0.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2024, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$6,469,990	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

$276,034,400	$9,302,665	$(15,855,423)	$(6,552,758)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BSS	Banco Santander S.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FBF	Credit Suisse International

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

DKK	Danish Krone	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index

BOBL	Bundesobligation, the German word for federal government bond	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind

86	PIMCO INCOME FUND

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

88	PIMCO INCOME FUND

(Unaudited)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange

90	PIMCO INCOME FUND

(Unaudited)

for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

92	PIMCO INCOME FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0550	$0.0000	$0.0000	$0.0550

May 2024	$0.0550	$0.0000	$0.0000	$0.0550

June 2024	$0.0550	$0.0000	$0.0000	$0.0550

July 2024	$0.0550	$0.0000	$0.0000	$0.0550

August 2024	$0.0550	$0.0000	$0.0000	$0.0550

September 2024	$0.0550	$0.0000	$0.0000	$0.0550

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0541	$0.0000	$0.0000	$0.0541

May 2024	$0.0541	$0.0000	$0.0000	$0.0541

June 2024	$0.0541	$0.0000	$0.0000	$0.0541

July 2024	$0.0541	$0.0000	$0.0000	$0.0541

August 2024	$0.0541	$0.0000	$0.0000	$0.0541

September 2024	$0.0541	$0.0000	$0.0000	$0.0541

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0537	$0.0000	$0.0000	$0.0537

May 2024	$0.0537	$0.0000	$0.0000	$0.0537

June 2024	$0.0537	$0.0000	$0.0000	$0.0537

July 2024	$0.0537	$0.0000	$0.0000	$0.0537

August 2024	$0.0537	$0.0000	$0.0000	$0.0537

September 2024	$0.0537	$0.0000	$0.0000	$0.0537

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0528	$0.0000	$0.0000	$0.0528

May 2024	$0.0528	$0.0000	$0.0000	$0.0528

June 2024	$0.0528	$0.0000	$0.0000	$0.0528

July 2024	$0.0528	$0.0000	$0.0000	$0.0528

August 2024	$0.0528	$0.0000	$0.0000	$0.0528

September 2024	$0.0528	$0.0000	$0.0000	$0.0528

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0515	$0.0000	$0.0000	$0.0515

May 2024	$0.0515	$0.0000	$0.0000	$0.0515

June 2024	$0.0515	$0.0000	$0.0000	$0.0515

July 2024	$0.0515	$0.0000	$0.0000	$0.0515

August 2024	$0.0515	$0.0000	$0.0000	$0.0515

September 2024	$0.0514	$0.0000	$0.0000	$0.0514

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0448	$0.0000	$0.0000	$0.0448

May 2024	$0.0450	$0.0000	$0.0000	$0.0450

June 2024	$0.0450	$0.0000	$0.0000	$0.0450

July 2024	$0.0449	$0.0000	$0.0000	$0.0449

August 2024	$0.0448	$0.0000	$0.0000	$0.0448

September 2024	$0.0447	$0.0000	$0.0000	$0.0447

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0493	$0.0000	$0.0000	$0.0493

May 2024	$0.0494	$0.0000	$0.0000	$0.0494

June 2024	$0.0493	$0.0000	$0.0000	$0.0493

July 2024	$0.0493	$0.0000	$0.0000	$0.0493

August 2024	$0.0492	$0.0000	$0.0000	$0.0492

September 2024	$0.0492	$0.0000	$0.0000	$0.0492

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund net income, yield, earnings or investment performance.

94	PIMCO INCOME FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0766FSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

PIMCO International Bond Fund (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of

2	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	04/27/18	01/28/97	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights	PIMCO International Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total
Institutional Class

04/01/2024 - 09/30/2024+	$9.91	$0.20	$0.12	$0.32	$(0.23)	$0.00	$(0.23)

03/31/2024	9.50	0.25	0.47	0.72	(0.31)	0.00	(0.31)

03/31/2023	10.30	0.22	(0.60)	(0.38)	(0.25)	(0.17)	(0.42)

03/31/2022	10.90	0.21	(0.64)	(0.43)	(0.17)	0.00	(0.17)

03/31/2021	10.45	0.20	0.51	0.71	(0.26)	0.00	(0.26)

03/31/2020	10.90	0.24	0.01	0.25	(0.67)	(0.03)	(0.70)
I-2

04/01/2024 - 09/30/2024+	9.91	0.19	0.12	0.31	(0.22)	0.00	(0.22)

03/31/2024	9.50	0.24	0.47	0.71	(0.30)	0.00	(0.30)

03/31/2023	10.30	0.21	(0.60)	(0.39)	(0.24)	(0.17)	(0.41)

03/31/2022	10.90	0.20	(0.65)	(0.45)	(0.15)	0.00	(0.15)

03/31/2021	10.45	0.19	0.51	0.70	(0.25)	0.00	(0.25)

03/31/2020	10.90	0.23	0.01	0.24	(0.66)	(0.03)	(0.69)
I-3

04/01/2024 - 09/30/2024+	9.91	0.19	0.12	0.31	(0.22)	0.00	(0.22)

03/31/2024	9.50	0.24	0.47	0.71	(0.30)	0.00	(0.30)

03/31/2023	10.30	0.20	(0.60)	(0.40)	(0.23)	(0.17)	(0.40)

03/31/2022	10.90	0.19	(0.64)	(0.45)	(0.15)	0.00	(0.15)

03/31/2021	10.45	0.19	0.50	0.69	(0.24)	0.00	(0.24)

03/31/2020	10.90	0.22	0.02	0.24	(0.66)	(0.03)	(0.69)
Administrative Class

04/01/2024 - 09/30/2024+	9.91	0.18	0.13	0.31	(0.22)	0.00	(0.22)

03/31/2024	9.50	0.23	0.47	0.70	(0.29)	0.00	(0.29)

03/31/2023	10.30	0.19	(0.60)	(0.41)	(0.22)	(0.17)	(0.39)

03/31/2022	10.90	0.18	(0.64)	(0.46)	(0.14)	0.00	(0.14)

03/31/2021	10.45	0.18	0.50	0.68	(0.23)	0.00	(0.23)

03/31/2020	10.90	0.21	0.02	0.23	(0.65)	(0.03)	(0.68)
Class A

04/01/2024 - 09/30/2024+	9.91	0.18	0.12	0.30	(0.21)	0.00	(0.21)

03/31/2024	9.50	0.21	0.47	0.68	(0.27)	0.00	(0.27)

03/31/2023	10.30	0.18	(0.60)	(0.42)	(0.21)	(0.17)	(0.38)

03/31/2022	10.90	0.16	(0.64)	(0.48)	(0.12)	0.00	(0.12)

03/31/2021	10.45	0.16	0.50	0.66	(0.21)	0.00	(0.21)

03/31/2020	10.90	0.20	0.01	0.21	(0.63)	(0.03)	(0.66)
Class C

04/01/2024 - 09/30/2024+	9.91	0.14	0.12	0.26	(0.17)	0.00	(0.17)

03/31/2024	9.50	0.14	0.47	0.61	(0.20)	0.00	(0.20)

03/31/2023	10.30	0.11	(0.61)	(0.50)	(0.13)	(0.17)	(0.30)

03/31/2022	10.90	0.08	(0.64)	(0.56)	(0.04)	0.00	(0.04)

03/31/2021	10.45	0.08	0.50	0.58	(0.13)	0.00	(0.13)

03/31/2020	10.90	0.11	0.02	0.13	(0.55)	(0.03)	(0.58)
Class R

04/01/2024 - 09/30/2024+	9.91	0.16	0.13	0.29	(0.20)	0.00	(0.20)

03/31/2024	9.50	0.19	0.47	0.66	(0.25)	0.00	(0.25)

03/31/2023	10.30	0.16	(0.61)	(0.45)	(0.18)	(0.17)	(0.35)

03/31/2022	10.90	0.14	(0.64)	(0.50)	(0.10)	0.00	(0.10)

03/31/2021	10.45	0.13	0.51	0.64	(0.19)	0.00	(0.19)

03/31/2020	10.90	0.17	0.01	0.18	(0.60)	(0.03)	(0.63)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

6	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.00	3.28%	$10,479,365	0.68	%*	0.68	%*	0.50	%*	0.50	%*	3.97	%*	276%

9.91	7.73	9,759,176	0.75		0.75		0.50		0.50		2.64		657

9.50	(3.68)	8,131,472	0.63		0.63		0.50		0.50		2.26		446

10.30	(4.04)	7,924,193	0.51		0.51		0.50		0.50		1.92		334

10.90	6.79	8,358,457	0.52		0.52		0.50		0.50		1.87		520

10.45	2.22	7,276,178	0.60		0.60		0.50		0.50		2.18		333

10.00	3.22	3,997,786	0.78	*	0.78	*	0.60	*	0.60	*	3.87	*	276

9.91	7.63	3,845,322	0.85		0.85		0.60		0.60		2.54		657

9.50	(3.78)	3,512,183	0.73		0.73		0.60		0.60		2.15		446

10.30	(4.14)	3,208,025	0.61		0.61		0.60		0.60		1.82		334

10.90	6.68	3,086,917	0.62		0.62		0.60		0.60		1.77		520

10.45	2.12	2,323,448	0.70		0.70		0.60		0.60		2.08		333

10.00	3.20	210,485	0.83	*	0.88	*	0.65	*	0.70	*	3.82	*	276

9.91	7.59	188,630	0.90		0.95		0.65		0.70		2.51		657

9.50	(3.83)	109,771	0.78		0.83		0.65		0.70		2.08		446

10.30	(4.19)	143,648	0.66		0.71		0.65		0.70		1.77		334

10.90	6.63	193,552	0.67		0.72		0.65		0.70		1.72		520

10.45	2.08	87,917	0.75		0.80		0.65		0.70		1.99		333

10.00	3.15	55,247	0.93	*	0.93	*	0.75	*	0.75	*	3.72	*	276

9.91	7.46	59,058	1.00		1.00		0.75		0.75		2.38		657

9.50	(3.92)	79,193	0.88		0.88		0.75		0.75		1.99		446

10.30	(4.28)	98,955	0.76		0.76		0.75		0.75		1.67		334

10.90	6.52	142,953	0.77		0.77		0.75		0.75		1.62		520

10.45	1.97	118,743	0.85		0.85		0.75		0.75		1.93		333

10.00	3.07	594,464	1.08	*	1.08	*	0.90	*	0.90	*	3.57	*	276

9.91	7.31	620,921	1.15		1.15		0.90		0.90		2.23		657

9.50	(4.07)	670,583	1.03		1.03		0.90		0.90		1.84		446

10.30	(4.43)	863,436	0.91		0.91		0.90		0.90		1.52		334

10.90	6.36	1,067,670	0.92		0.92		0.90		0.90		1.47		520

10.45	1.81	1,016,466	1.00		1.00		0.90		0.90		1.79		333

10.00	2.68	18,642	1.83	*	1.83	*	1.65	*	1.65	*	2.82	*	276

9.91	6.51	21,687	1.90		1.90		1.65		1.65		1.47		657

9.50	(4.79)	28,700	1.78		1.78		1.65		1.65		1.08		446

10.30	(5.14)	43,591	1.66		1.66		1.65		1.65		0.76		334

10.90	5.57	64,114	1.67		1.67		1.65		1.65		0.72		520

10.45	1.06	69,590	1.75		1.75		1.65		1.65		1.04		333

10.00	2.94	54,216	1.33	*	1.33	*	1.15	*	1.15	*	3.33	*	276

9.91	7.04	57,854	1.40		1.40		1.15		1.15		1.98		657

9.50	(4.31)	54,401	1.28		1.28		1.15		1.15		1.59		446

10.30	(4.66)	67,742	1.16		1.16		1.15		1.15		1.27		334

10.90	6.10	72,152	1.17		1.17		1.15		1.15		1.22		520

10.45	1.56	66,882	1.25		1.25		1.15		1.15		1.54		333

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Statement of Assets and Liabilities	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$18,221,599
Investments in Affiliates	712,070
Financial Derivative Instruments
Exchange-traded or centrally cleared	54,219
Over the counter	141,037
Cash	5,416
Deposits with counterparty	13,178
Foreign currency, at value	75,275
Receivable for investments sold	1,253,717
Receivable for investments sold on a delayed-delivery basis	1,198
Receivable for TBA investments sold	14,613,454
Receivable for Fund shares sold	20,025
Interest and/or dividends receivable	97,078
Dividends receivable from Affiliates	4,312
Reimbursement receivable from PIMCO	8
Total Assets	35,212,586

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$274,713
Payable for sale-buyback transactions	2,095
Payable for short sales	5,195,042
Financial Derivative Instruments
Exchange-traded or centrally cleared	33,716
Over the counter	160,380
Payable for investments purchased	1,401,301
Payable for investments in Affiliates purchased	4,415
Payable for TBA investments purchased	12,621,614
Deposits from counterparty	50,042
Payable for Fund shares redeemed	38,902
Distributions payable	13,585
Accrued investment advisory fees	2,933
Accrued supervisory and administrative fees	3,347
Accrued distribution fees	32
Accrued servicing fees	127
Foreign capital gains tax payable	133
Other liabilities	4
Total Liabilities	19,802,381

Commitments and Contingent Liabilities^

Net Assets	$15,410,205

Net Assets Consist of:

Paid in capital	$16,104,262
Distributable earnings (accumulated loss)	(694,057)

Net Assets	$15,410,205

Cost of investments in securities	$18,655,597
Cost of investments in Affiliates	$725,292
Cost of foreign currency held	$74,720
Proceeds received on short sales	$5,204,520
Cost or premiums of financial derivative instruments, net	$224,686

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

Net Assets:

Institutional Class	$10,479,365
I-2	3,997,786
I-3	210,485
Administrative Class	55,247
Class A	594,464
Class C	18,642
Class R	54,216

Shares Issued and Outstanding:

Institutional Class	1,047,964
I-2	399,789
I-3	21,049
Administrative Class	5,525
Class A	59,448
Class C	1,864
Class R	5,422

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.00
I-2	10.00
I-3	10.00
Administrative Class	10.00
Class A	10.00
Class C	10.00
Class R	10.00

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Statement of Operations	PIMCO International Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$311,914
Dividends from Investments in Affiliates	32,899
Miscellaneous income	2
Total Income	344,815

Expenses:

Investment advisory fees	18,528
Supervisory and administrative fees	21,167
Distribution and/or servicing fees - Administrative Class	70
Distribution and/or servicing fees - Class A	744
Distribution and/or servicing fees - Class C	103
Distribution and/or servicing fees - Class R	138
Trustee fees	37
Interest expense	13,236
Miscellaneous expense	11
Total Expenses	54,034
Waiver and/or Reimbursement by PIMCO	(49)
Net Expenses	53,985

Net Investment Income (Loss)	290,830

Net Realized Gain (Loss):

Investments in securities	(90,917)
Investments in Affiliates	837
Exchange-traded or centrally cleared financial derivative instruments	89,749
Over the counter financial derivative instruments	(33,728)
Short sales	2
Foreign currency	(8,379)

Net Realized Gain (Loss)	(42,436)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	499,616
Investments in Affiliates	1,526
Exchange-traded or centrally cleared financial derivative instruments	(108,833)
Over the counter financial derivative instruments	(176,852)
Foreign currency assets and liabilities	12,859

Net Change in Unrealized Appreciation (Depreciation)	228,316

Net Increase (Decrease) in Net Assets Resulting from Operations	$476,710

* Foreign tax withholdings	$388

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$290,830	$348,681
Net realized gain (loss)	(42,436)	380,834
Net change in unrealized appreciation (depreciation)	228,316	298,684

Net Increase (Decrease) in Net Assets Resulting from Operations	476,710	1,028,199

Distributions to Shareholders:

From net investment income and/or net realized capital gains

Institutional Class	(232,202)	(292,813)
I-2	(88,047)	(113,752)
I-3	(4,356)	(4,148)
Administrative Class	(1,232)	(2,048)
Class A	(12,575)	(17,795)
Class C	(357)	(514)
Class R	(1,099)	(1,405)

Total Distributions(a)	(339,868)	(432,475)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	720,715	1,370,621

Total Increase (Decrease) in Net Assets	857,557	1,966,345

Net Assets:

Beginning of period	14,552,648	12,586,303
End of period	$15,410,205	$14,552,648

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.3%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$4,636	$2,854
1.000% due 07/09/2029		126	82
3.500% due 07/09/2041 þ		920	421

Total Argentina (Cost $3,638)			3,357

AUSTRALIA 0.1%

SOVEREIGN ISSUES 0.1%

Australia Government International Bond
1.750% due 06/21/2051	AUD	8,800	3,441
2.500% due 05/21/2030		15,800	10,275

Total Australia (Cost $19,006)			13,716

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%

KBC Group NV
5.796% due 01/19/2029 •		$8,000	8,295

Total Belgium (Cost $8,000)			8,295

BERMUDA 0.0%

ASSET-BACKED SECURITIES 0.0%

TSTAT Ltd.
6.432% due 07/20/2037 •		$4,600	4,601

Total Bermuda (Cost $4,600)			4,601

BRAZIL 0.9%

SOVEREIGN ISSUES 0.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	826,600	143,855

Total Brazil (Cost $145,601)			143,855

CANADA 4.8%

CORPORATE BONDS & NOTES 0.3%

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,000	9,879

Royal Bank of Canada
4.851% due 12/14/2026		$23,700	24,170
4.969% due 08/02/2030 •		8,300	8,516

			42,565

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	6,854	4,836
2.867% due 02/12/2055 ~		16,700	11,538
3.650% due 08/12/2053		4,182	3,053

			19,427

SOVEREIGN ISSUES 4.4%

Canada Government Bond
1.500% due 12/01/2044 (e)		12,618	9,257
1.750% due 12/01/2053		20,660	11,258
2.750% due 12/01/2033		132,000	100,155
4.000% due 03/01/2029		186,200	144,978

Export Development Canada
7.130% due 03/11/2029	INR	2,119,600	25,604

Province of British Columbia
4.150% due 06/18/2034	CAD	69,800	53,730

Province of Ontario
3.650% due 06/02/2033		294,800	220,293

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Quebec
3.600% due 09/01/2033	CAD	145,900	$108,436

			673,711

Total Canada (Cost $711,438)			735,703

CAYMAN ISLANDS 4.3%

ASSET-BACKED SECURITIES 4.1%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		$4,850	4,850

ACAS CLO Ltd.
6.431% due 10/18/2028 •		3,542	3,545

ACREC Ltd.
6.279% due 10/16/2036 •		9,994	9,926

AIMCO CLO
6.408% due 10/17/2034 •		7,700	7,700

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •		15,400	15,434

Arbor Realty Commercial Real Estate Notes Ltd.
6.561% due 11/15/2036 •		28,671	28,702
6.792% due 01/15/2037 •		28,537	28,523

Ares CLO Ltd.
6.606% due 04/17/2033 •		24,200	24,218

Barings Loan Partners CLO Ltd.
6.802% due 07/20/2033 •		4,400	4,408

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •		4,964	4,970
6.632% due 04/20/2034 •		6,200	6,210
6.643% due 07/15/2032 •		6,500	6,500

Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •		4,956	4,961
6.703% due 07/15/2031 •		9,107	9,117

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •		7,166	7,170

Cedar Funding CLO Ltd.
6.374% due 05/29/2032 •		4,108	4,114

Crestline Denali CLO Ltd.
6.685% due 10/23/2031 •		5,997	6,005

Dryden Senior Loan Fund
6.429% due 10/19/2029 •		12,901	12,926

Elmwood CLO Ltd.
6.986% due 12/11/2033 •		26,000	26,067

Galaxy CLO Ltd.
6.533% due 10/15/2030 •		9,421	9,431

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •		17,869	17,878

GPMT Ltd.
6.379% due 07/16/2035 •		5,742	5,685

ICG U.S. CLO Ltd.
6.556% due 04/17/2034 •		12,100	12,107

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		11,500	11,511

KKR CLO Ltd.
6.481% due 07/18/2030 •		4,335	4,338
6.513% due 07/15/2030 •		4,660	4,663
6.726% due 02/09/2035 •		14,400	14,414

LCM Ltd.
6.382% due 07/20/2030 •		4,789	4,791

LoanCore Issuer Ltd.
6.511% due 11/15/2038 •		16,690	16,638
6.892% due 01/17/2037 •		10,779	10,785

Madison Park Funding Ltd.
6.459% due 10/18/2030 •		12,115	12,131

Magnetite Ltd.
6.451% due 10/15/2031 •		6,763	6,767

Marathon CLO Ltd.
6.501% due 04/15/2032 •		8,685	8,693
6.662% due 01/20/2033 •		16,600	16,609

Marble Point CLO Ltd.
6.603% due 10/15/2030 •		2,515	2,517

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •		2,855	2,843

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MidOcean Credit CLO
6.440% due 02/20/2031 •		$6,266	$6,273

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •		7,327	7,332

Ocean Trails Clo
6.440% due 07/15/2034 •		11,700	11,709

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •		6,553	6,557

OSD CLO Ltd.
6.417% due 04/17/2031 •		6,358	6,366

OZLM Ltd.
6.704% due 07/20/2032 •		15,500	15,517

Rad CLO Ltd.
6.515% due 04/25/2032 •		5,667	5,674
6.875% due 01/25/2033 •		14,950	14,950

Regatta Funding Ltd.
6.311% due 01/15/2033 •		9,700	9,700
6.485% due 10/25/2031 •		10,910	10,921

Romark CLO Ltd.
6.575% due 10/23/2030 •		8,629	8,641

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		4,900	4,900

Silver Rock CLO Ltd.
7.062% due 10/20/2033 •		11,900	11,917

Sound Point CLO Ltd.
6.563% due 04/15/2031 •		1,804	1,805
6.565% due 01/25/2032 •		8,200	8,202
6.733% due 07/15/2034 •		7,400	7,406
6.754% due 07/20/2032 •		15,350	15,367

Starwood Mortgage Trust
6.692% due 11/15/2038 •		21,645	21,473

TCW CLO Ltd.
6.516% due 04/25/2031 •		11,074	11,080

Trinitas CLO Ltd.
6.625% due 01/25/2034 •		9,800	9,810
6.655% due 04/25/2033 •		14,500	14,519

Venture CLO Ltd.
6.444% due 10/20/2028 •		611	611
6.534% due 07/20/2030 •		12,666	12,673

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		1,787	1,788
6.664% due 07/20/2032 •		8,800	8,808

Voya CLO Ltd.
6.563% due 10/15/2030 •		4,569	4,575

Wind River CLO Ltd.
6.643% due 07/15/2031 •		8,340	8,350
6.703% due 01/15/2031 •		721	721

			624,792

CORPORATE BONDS & NOTES 0.1%

Sands China Ltd.
5.400% due 08/08/2028		9,200	9,294

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		9,700	10,119

Total Cayman Islands (Cost $643,413)			644,205

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029		$14,300	14,634

Total Chile (Cost $14,288)			14,634

CHINA 0.8%

SOVEREIGN ISSUES 0.8%

China Government International Bond
2.370% due 01/20/2027	CNY	13,600	1,972
3.190% due 04/15/2053		8,080	1,346

12	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.530% due 10/18/2051	CNY	707,500	$124,545

Total China (Cost $115,685)			127,863

DENMARK 1.0%

CORPORATE BONDS & NOTES 1.0%

DLR Kredit AS
1.000% due 10/01/2024	DKK	134,400	20,070

Jyske Realkredit AS
1.000% due 10/01/2024		273,500	40,842
1.000% due 10/01/2050		6,413	752
1.500% due 10/01/2053		27,473	3,434

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		44,468	5,560

Nykredit Realkredit AS
1.000% due 04/01/2025		266,800	39,490
1.000% due 10/01/2053		2	0
1.500% due 10/01/2052		33,063	4,127
3.680% due 10/01/2024 ~		277,700	41,469

Realkredit Danmark AS
1.500% due 10/01/2053		35,732	4,465

Total Denmark (Cost $159,208)			160,209

FRANCE 1.9%

CORPORATE BONDS & NOTES 0.5%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	14,146
5.896% due 07/13/2026		24,800	25,501

BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,958
5.738% due 02/20/2035 •(g)		13,300	14,085

Societe Generale SA
3.337% due 01/21/2033 •		7,800	6,858

			73,548

SOVEREIGN ISSUES 1.4%

France Government International Bond
0.500% due 05/25/2072	EUR	19,400	7,868
0.750% due 05/25/2052		110,850	64,787
2.000% due 05/25/2048		68,400	58,850
3.000% due 06/25/2049		42,100	43,574
3.250% due 05/25/2045		38,900	42,628

			217,707

Total France (Cost $387,287)			291,255

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.5%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	33,700	36,303
1.750% due 11/19/2030 •		4,400	4,479
2.129% due 11/24/2026 •		$10,600	10,269
2.552% due 01/07/2028 •		8,200	7,817
3.035% due 05/28/2032 •		9,900	8,823
3.547% due 09/18/2031 •		9,700	9,045

			76,736

SOVEREIGN ISSUES 0.3%

Bundesrepublik Deutschland Bundesanleihe
2.300% due 02/15/2033	EUR	44,500	50,570

Total Germany (Cost $132,549)			127,306

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
5.500% due 03/26/2036		$14,000	14,121
6.250% due 09/22/2032		17,400	18,757
7.625% due 03/29/2041		600	717

Total Hungary (Cost $31,699)			33,595

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 2.2%

ASSET-BACKED SECURITIES 2.1%

Accunia European CLO DAC
4.635% due 07/15/2030 •	EUR	1,964	$2,187

Arbour CLO DAC
0.000% due 11/15/2037 •(b)		10,100	11,243
5.114% due 05/15/2038 •		3,900	4,355

Ares European CLO DAC
4.635% due 01/15/2036 •		8,335	9,268

Armada Euro CLO DAC
4.405% due 07/15/2031 •		12,210	13,607

Aurium CLO DAC
4.334% due 04/16/2030 •		7,416	8,240

Blackrock European CLO DAC
4.305% due 10/15/2031 •		6,444	7,167

BNPP AM Euro CLO DAC
4.335% due 10/15/2031 •		1,868	2,078

Cairn CLO DAC
4.306% due 01/31/2030 •		3,379	3,762

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •		15,205	16,891

Contego CLO DAC
4.505% due 01/15/2031 •		7,921	8,822

Cumulus Static CLO DAC
4.742% due 11/15/2033 •		14,293	15,956

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •		5,697	6,329
4.335% due 10/15/2031 •		14,070	15,642
4.338% due 07/21/2030 •		6,008	6,684
4.905% due 10/23/2034 •		27,155	30,247

CVC Cordatus Opportunity Loan Fund DAC
4.922% due 08/15/2033 •		14,762	16,510

Dryden Euro CLO DAC
4.625% due 01/15/2034 •		9,500	10,563
4.674% due 04/18/2033 •		3,000	3,340

Harvest CLO DAC
4.325% due 10/15/2031 •		9,255	10,278

Hayfin Emerald CLO
5.072% due 07/18/2038 •		13,600	15,186

Invesco Euro CLO DAC
4.553% due 10/30/2038 •		15,700	17,477

Jubilee CLO DAC
4.335% due 04/15/2031 •		8,700	9,676

Man GLG Euro CLO DAC
4.171% due 12/15/2031 •		12,719	14,158
4.365% due 10/15/2030 •		842	939

Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •		22,500	25,055
4.568% due 01/15/2033 •		5,500	6,131

Providus CLO DAC
0.000% due 10/15/2038 •(b)		10,300	11,465

Rockford Tower Europe CLO DAC
4.665% due 01/24/2035 •		12,200	13,547

Segovia European CLO DAC
4.635% due 01/25/2035 •		7,000	7,770

			324,573

CORPORATE BONDS & NOTES 0.1%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$5,500	5,485
1.750% due 10/29/2024		5,000	4,986
2.450% due 10/29/2026		3,600	3,458

			13,929

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Shamrock Residential DAC
4.874% due 01/24/2061 •	EUR	1,682	1,873

Total Ireland (Cost $344,141)			340,375

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	$28,169
4.500% due 01/17/2033		$11,200	10,538
5.375% due 03/12/2029		19,550	19,882
5.500% due 03/12/2034		21,600	21,758
5.750% due 03/12/2054		22,900	21,843

Total Israel (Cost $107,592)			102,190

ITALY 0.7%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	15,922
2.625% due 04/28/2025		8,000	8,861

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	17,209
8.248% due 11/21/2033 •		13,200	15,334

Nexi SpA
2.125% due 04/30/2029 (g)	EUR	6,400	6,656

			63,982

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$18,800	19,084

Italy Buoni Poliennali Del Tesoro
0.000% due 04/01/2026 (d)	EUR	13,600	14,599

Italy Government International Bond
6.000% due 08/04/2028	GBP	5,900	8,179

			41,862

Total Italy (Cost $104,451)			105,844

JAPAN 6.2%

CORPORATE BONDS & NOTES 0.3%

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$2,294	2,256

Nomura Holdings, Inc.
2.329% due 01/22/2027		10,300	9,804

Olympus Corp.
2.143% due 12/08/2026		8,700	8,294

Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		4,300	4,393
5.200% due 03/07/2029		16,400	16,991

			41,738

SOVEREIGN ISSUES 5.9%

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		43,400	41,963

Japan Government International Bond
0.100% due 01/01/2026	JPY	8,600,000	59,694
0.100% due 03/10/2028 (e)		15,163,889	109,041
0.100% due 03/10/2029 (e)		4,839,511	34,985
0.400% due 06/20/2029		6,120,000	42,395
0.500% due 09/20/2046		10,110,000	53,664
0.500% due 03/20/2049		11,846,000	59,567
0.700% due 12/20/2048		11,590,000	61,723
0.700% due 06/20/2051		9,715,000	49,208
0.700% due 12/20/2051		590,000	2,961
1.000% due 03/20/2052		2,860,000	15,532
1.100% due 09/20/2042		9,710,000	62,452
1.300% due 06/20/2052		1,760,000	10,304
1.400% due 03/20/2053		1,390,000	8,295
1.500% due 09/20/2043		12,660,000	86,051
1.800% due 03/20/2054		15,355,000	100,181
2.200% due 06/20/2054		10,240,000	73,018

Tokyo Metropolitan Government
0.750% due 07/16/2025		$45,200	43,951

			914,985

Total Japan (Cost $1,162,909)			956,723

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		$5,100	$5,142

GoldenTree Loan Management U.S. CLO Ltd.
6.952% due 01/20/2034 •		13,900	13,931

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •		9,900	9,920

			28,993

CORPORATE BONDS & NOTES 0.0%

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(d)		4,000	3,934

Total Jersey, Channel Islands (Cost $32,832)			32,927

LUXEMBOURG 0.0%

CORPORATE BONDS & NOTES 0.0%

Logicor Financing SARL
1.625% due 07/15/2027	EUR	1,300	1,383

Total Luxembourg (Cost $1,541)			1,383

MALAYSIA 1.3%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,285
4.550% due 04/21/2050		3,300	3,068
4.800% due 04/21/2060		4,200	4,033

			10,386

SOVEREIGN ISSUES 1.2%

Malaysia Government International Bond
3.519% due 04/20/2028	MYR	765,672	186,230

Total Malaysia (Cost $175,603)			196,616

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bond
5.000% due 04/27/2051		$6,100	5,159

Total Mexico (Cost $5,677)			5,159

NETHERLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$41,800	43,416

Total Netherlands (Cost $41,800)			43,416

NEW ZEALAND 0.0%

SOVEREIGN ISSUES 0.0%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	300	163

Total New Zealand (Cost $209)			163

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	20,700	13,642

Total Norway (Cost $15,070)			13,642

PERU 0.4%

SOVEREIGN ISSUES 0.4%

Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,848

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.230% due 07/28/2121		$3,300	$1,983
5.400% due 08/12/2034	PEN	29,500	7,482
6.900% due 08/12/2037		150,000	41,730
6.950% due 08/12/2031		19,300	5,575

Total Peru (Cost $62,057)			59,618

POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Poland Government International Bond
3.875% due 02/14/2033	EUR	21,800	25,467
4.250% due 02/14/2043		6,230	7,290
4.625% due 03/18/2029		$25,300	25,903
4.875% due 10/04/2033		7,800	7,946
5.125% due 09/18/2034		23,000	23,677
5.500% due 04/04/2053		6,700	6,872

Total Poland (Cost $92,462)			97,155

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$10,200	8,985
3.125% due 07/12/2041		1,600	1,275
3.300% due 07/12/2051		4,600	3,456

Total Qatar (Cost $16,319)			13,716

ROMANIA 1.2%

SOVEREIGN ISSUES 1.2%

Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	8,723
1.750% due 07/13/2030		12,500	11,878
2.000% due 01/28/2032		1,400	1,268
2.000% due 04/14/2033		1,700	1,473
2.124% due 07/16/2031		800	748
2.125% due 03/07/2028		14,800	15,539
2.625% due 12/02/2040		7,700	5,740
2.750% due 04/14/2041		4,445	3,349
2.875% due 04/13/2042		17,900	13,485
3.750% due 02/07/2034		12,500	12,300
5.000% due 09/27/2026		7,300	8,364
5.125% due 09/24/2031		38,780	43,396
5.500% due 09/18/2028		9,000	10,505
5.625% due 05/30/2037		13,500	14,858
6.375% due 09/18/2033		17,200	20,582
6.625% due 09/27/2029		13,100	16,008

Total Romania (Cost $204,040)			188,216

SAUDI ARABIA 1.2%

CORPORATE BONDS & NOTES 0.0%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,200	1,057

SOVEREIGN ISSUES 1.2%

Saudi Government International Bond
3.250% due 10/22/2030		4,300	4,046
4.750% due 01/18/2028		32,100	32,772
4.750% due 01/16/2030		51,500	52,692
4.875% due 07/18/2033		34,700	35,339
5.000% due 01/16/2034		53,800	55,111
5.000% due 01/18/2053		1,000	929

			180,889

Total Saudi Arabia (Cost $176,874)			181,946

SERBIA 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Project Mercury
0.400% - 7.688% (EURIBOR 6MO + 4.200%) due 08/11/2030 «~	EUR	25,700	29,373

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telecom Serbia
5.028% (EUR003M + 1.350%) due 06/11/2029 «~	EUR	19,400	$21,640

Total Serbia (Cost $48,574)			51,013

SINGAPORE 0.7%

SOVEREIGN ISSUES 0.7%

Singapore Government International Bond
2.375% due 07/01/2039	SGD	10,768	8,090
3.250% due 06/01/2054		110,329	97,020

Total Singapore (Cost $89,087)			105,110

SOUTH AFRICA 0.9%

SOVEREIGN ISSUES 0.9%

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	461,300	23,922
8.000% due 01/31/2030		1,044,300	58,355
8.875% due 02/28/2035		1,054,500	56,538

Total South Africa (Cost $136,751)			138,815

SOUTH KOREA 3.5%

SOVEREIGN ISSUES 3.5%

Korea Government International Bond
1.375% due 12/10/2029	KRW	22,106,220	15,629
1.500% due 12/10/2030		19,549,520	13,683
2.000% due 06/10/2031		33,061,410	23,767
2.125% due 06/10/2027		25,325,000	19,006
2.375% due 12/10/2027		25,830,000	19,450
2.375% due 12/10/2028		165,593,510	123,907
2.625% due 06/10/2028		134,446,320	101,848
3.250% due 03/10/2028		27,402,100	21,207
3.250% due 06/10/2033		62,765,110	48,853
3.250% due 09/10/2042		13,574,110	10,771
3.250% due 03/10/2053		56,379,500	45,978
4.250% due 12/10/2032		90,844,750	75,651
5.500% due 03/10/2028		25,830,000	21,407

Total South Korea (Cost $563,253)			541,157

SPAIN 1.3%

CORPORATE BONDS & NOTES 0.1%

Banco Santander SA
1.849% due 03/25/2026		$4,400	4,232

CaixaBank SA
6.208% due 01/18/2029 •		9,700	10,161

			14,393

SOVEREIGN ISSUES 1.2%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	3,500	4,054

Spain Government International Bond
0.850% due 07/30/2037		2,700	2,276
1.450% due 10/31/2071		26,890	15,445
1.900% due 10/31/2052		6,450	5,033
2.800% due 05/31/2026		76,200	85,401
3.450% due 07/30/2066		58,320	61,331
3.900% due 07/30/2039		14,300	17,018
5.250% due 04/06/2029	GBP	900	1,245

			191,803

Total Spain (Cost $258,524)			206,196

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	15,000	10,029

Total Supranational (Cost $11,012)			10,029

14	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 1.0%

UBS AG
5.000% due 07/09/2027		$3,900	$3,986

UBS Group AG
3.091% due 05/14/2032 •		4,800	4,331
3.869% due 01/12/2029 •		7,680	7,516
4.194% due 04/01/2031 •		17,800	17,389
4.282% due 01/09/2028		900	894
4.550% due 04/17/2026		2,600	2,608
4.664% due 01/16/2026 ~	EUR	10,900	12,161
5.428% due 02/08/2030 •		$7,100	7,342
5.617% due 09/13/2030 •		11,500	12,019
5.699% due 02/08/2035 •		2,200	2,323
6.373% due 07/15/2026 •		16,200	16,380
6.442% due 08/11/2028 •		4,500	4,735
6.537% due 08/12/2033 •		61,000	67,368

Total Switzerland (Cost $150,110)			159,052

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031 (b)		$47,100	46,837

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		6,600	7,051

Total United Arab Emirates (Cost $53,317)			53,888

UNITED KINGDOM 6.0%

CORPORATE BONDS & NOTES 2.7%

Barclays PLC
4.375% due 01/12/2026		$550	549
5.262% due 01/29/2034 •	EUR	8,200	10,108
5.674% due 03/12/2028 •		$9,800	10,070
5.690% due 03/12/2030 •		18,000	18,728
6.490% due 09/13/2029 •		6,600	7,045

HSBC Holdings PLC
3.973% due 05/22/2030 •		5,000	4,873
4.041% due 03/13/2028 •		4,100	4,058
4.292% due 09/12/2026 •		11,000	10,953
4.583% due 06/19/2029 •		7,400	7,411
5.597% due 05/17/2028 •		16,900	17,377
5.719% due 03/04/2035 •		43,900	46,669
5.733% due 05/17/2032 •		10,700	11,275
6.590% (TSFR3M + 1.642%) due 09/12/2026 ~		9,500	9,585

Lloyds Banking Group PLC
5.721% due 06/05/2030 •		28,500	29,875

Nationwide Building Society
2.972% due 02/16/2028 •		13,800	13,312

NatWest Group PLC
4.892% due 05/18/2029 •		300	303
5.076% due 01/27/2030 •		5,732	5,841
5.516% due 09/30/2028 •		10,500	10,838
5.778% due 03/01/2035 •		51,000	54,255

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		33,709	23,585

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		18,200	18,351

Santander U.K. PLC
5.530% due 02/12/2027 ~	GBP	36,600	49,122

Standard Chartered PLC
2.608% due 01/12/2028 •		$11,100	10,596
6.187% due 07/06/2027 •		18,000	18,487
6.296% due 07/06/2034 •		5,400	5,853
6.750% due 02/08/2028 •		14,000	14,672

			413,791

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%

EuroMASTR PLC
5.299% due 06/15/2040 •	GBP	72	94

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eurosail PLC
3.721% due 12/15/2044 •	EUR	2,562	$2,839
5.799% due 09/13/2045 •	GBP	620	825
6.049% due 06/13/2045 •		203	271

Great Hall Mortgages PLC
5.239% due 06/18/2039 •		2	3
5.305% due 06/18/2039 •		$77	77

Ludgate Funding PLC
3.855% due 01/01/2061 •	EUR	94	101

Mansard Mortgages PLC
5.749% due 12/15/2049 •	GBP	2,324	3,082

Mortimer BTL PLC
5.652% due 06/23/2053		13,776	18,414

Newgate Funding PLC
3.935% due 12/01/2050 •	EUR	2,301	2,382
4.081% due 12/15/2050 •		3,687	4,064
4.731% due 12/15/2050 •		833	877
4.981% due 12/15/2050 •		1,366	1,419
5.289% due 12/01/2050 •	GBP	33	43
5.299% due 12/15/2050 •		1,905	2,443
6.099% due 12/15/2050 •		1,833	2,382
6.349% due 12/15/2050 •		1,033	1,313

Resloc U.K. PLC
5.259% due 12/15/2043 •		329	431
5.319% due 12/15/2043 •		566	727

Ripon Mortgages PLC
5.680% due 08/28/2056 •		63,095	84,410

RMAC Securities PLC
3.700% due 06/12/2044 •	EUR	64	68
5.249% due 06/12/2044 •	GBP	1,025	1,338
5.269% due 06/12/2044 •		2,852	3,747
5.358% due 06/12/2044 •		$143	139

Stratton Mortgage Funding PLC
5.881% due 06/28/2050 •	GBP	6,910	9,243

Towd Point Mortgage Funding
5.952% due 07/20/2053 •		22,513	30,190

Trinity Square PLC
5.946% due 07/15/2059 ~		24,424	32,771

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)		1	5,921
5.902% due 12/21/2049		20,359	27,301
6.630% due 12/21/2049 •		6,230	8,375
7.130% due 12/21/2049 •		3,115	4,156
7.630% due 12/21/2049 •		1,780	2,365
8.130% due 12/21/2049 •		1,780	2,346

			254,157

SOVEREIGN ISSUES 1.6%

United Kingdom Gilt
0.625% due 10/22/2050		38,900	21,402
1.250% due 07/31/2051		47,100	31,072
1.500% due 07/31/2053		29,830	20,497
1.750% due 01/22/2049		28,000	22,205
4.250% due 12/07/2040		40,600	53,584
4.375% due 07/31/2054		46,700	60,305
4.500% due 06/07/2028		25,000	34,138

			243,203

Total United Kingdom (Cost $976,814)			911,151

UNITED STATES 72.8%

ASSET-BACKED SECURITIES 2.7%

ABFC Trust
5.229% due 01/25/2037 •		$3,770	2,703

ACE Securities Corp. Home Equity Loan Trust
5.109% due 11/25/2036 •		3,817	1,580
5.554% due 02/25/2036 •		15,592	13,894

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.909% due 06/25/2029 •		163	161

AREIT LLC
7.325% due 06/17/2039 •		9,700	9,750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.552% due 02/25/2034 •	$169	$172

Asset-Backed Securities Corp. Home Equity Loan Trust
6.064% due 02/25/2035 •	2,990	3,222
6.561% due 04/15/2033 •	295	297

BDS Ltd.
6.765% due 03/19/2039 •	20,149	20,200

Bear Stearns Asset-Backed Securities Trust
5.769% due 10/27/2032 •	9	9

Citigroup Mortgage Loan Trust
4.273% due 10/25/2037 þ	835	814
5.029% due 07/25/2045 •	184	129
5.149% due 01/25/2037 •	4,227	3,104
5.229% due 03/25/2037 •	1,528	1,361
5.269% due 12/25/2036 •	6,105	2,457
5.289% due 12/25/2036 •	2,218	1,217
5.359% due 06/25/2037 •	1,418	1,412
5.419% due 08/25/2036 •	15,006	14,649
5.489% due 03/25/2036 •	3,989	3,659

Countrywide Asset-Backed Certificates Trust
4.298% due 12/25/2034 •	8,373	8,019
4.402% due 08/25/2035 ~	258	241
5.109% due 08/25/2037 •	3,376	3,123
5.169% due 06/25/2047 •	4,879	4,294
5.229% due 12/25/2036 •	863	801
5.249% due 05/25/2035 •	1,540	1,500
5.249% due 06/25/2035 •	5,372	4,886
5.429% due 04/25/2047 •	11,462	10,672
5.449% due 03/25/2036 •	841	766
5.649% due 12/25/2036 •	209	169
5.944% due 01/25/2036 •	13,468	13,278
5.974% due 10/25/2035 •	1,752	1,740

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •	13	13

Credit-Based Asset Servicing & Securitization Trust
5.089% due 11/25/2036 •	3	1

First Franklin Mortgage Loan Trust
5.869% due 03/25/2034 •	3,400	3,422

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •	11,101	10,998

Fremont Home Loan Trust
5.269% due 10/25/2036 •	6,251	2,526
5.509% due 02/25/2036 •	7,522	6,693

GSAA Home Equity Trust
5.329% due 03/25/2036 •	5,986	1,991
5.995% due 03/25/2046 ~	807	304

GSAMP Trust
5.229% due 12/25/2046 •	7,523	3,953
5.239% due 03/25/2047 •	1,186	989

Home Equity Asset Trust
5.569% due 11/25/2032 •	2	2

Home Equity Mortgage Loan Asset-Backed Trust
5.139% due 04/25/2037 •	3,445	2,440
5.209% due 04/25/2037 •	7,274	4,983

HSI Asset Securitization Corp. Trust
5.229% due 04/25/2037 •	6,307	3,361
5.584% due 01/25/2036 •	4,500	4,257

JP Morgan Mortgage Acquisition Trust
5.189% due 08/25/2036 •	39	29
5.239% due 07/25/2036 •	2,293	2,070

LCCM Trust
6.411% due 12/13/2038 •	4,161	4,132

Long Beach Mortgage Loan Trust
5.489% due 08/25/2045 •	2,154	2,109
5.529% due 10/25/2034 •	12	12

MASTR Asset-Backed Securities Trust
5.169% due 08/25/2036 •	6,153	2,192
5.269% due 03/25/2036 •	567	343
5.269% due 10/25/2036 •	10,990	3,629
5.409% due 10/25/2036 •	3,270	1,080
5.704% due 10/25/2035 •	9,997	9,736

Merrill Lynch Mortgage Investors Trust
5.129% due 09/25/2037 •	21	4
5.209% due 02/25/2037 •	42	12
5.689% due 05/25/2036 •	87	86

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 LLC
7.115% due 06/19/2037 •	$14,080	$14,102

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 10/25/2036 •	603	541
5.109% due 05/25/2037 •	2,572	1,980
5.119% due 11/25/2036 •	8,572	4,871
5.169% due 05/25/2037 •	27,795	16,062
5.449% due 06/25/2036 •	3,500	1,826

Morgan Stanley Home Equity Loan Trust
5.139% due 04/25/2037 •	9,138	4,813
5.199% due 04/25/2037 •	6,727	3,544
5.319% due 04/25/2037 •	968	510

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	1,299	278

Morgan Stanley Structured Trust
5.269% due 06/25/2037 •	7,835	7,262

New Century Home Equity Loan Trust
6.094% due 10/25/2033 •	4,645	4,693

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.404% due 03/25/2036 •	1,469	1,470
5.599% due 02/25/2036 •	10,285	9,578

Nomura Resecuritization Trust
4.173% due 12/26/2037 ~	8,151	7,168

NovaStar Mortgage Funding Trust
5.229% due 03/25/2037 •	14,156	9,085

Option One Mortgage Loan Trust
5.189% due 05/25/2037 •	1,778	1,078
5.249% due 02/25/2037 •	11,995	5,763
5.749% due 02/25/2035 •	2,642	2,509

PRET LLC
4.843% due 09/25/2051 þ	18,407	18,359

RAAC Trust
5.469% due 02/25/2037 •	4,373	4,295

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	4,569
5.675% due 06/25/2037 þ	16,477	4,143
5.731% due 11/25/2036 þ	26,069	8,917

Residential Asset Mortgage Products Trust
5.409% due 12/25/2035 •	1,498	1,359
5.569% due 03/25/2036 •	685	677

Residential Asset Securities Corp. Trust
5.809% due 09/25/2034 •	485	483

Saxon Asset Securities Trust
6.719% due 12/25/2037 •	4,093	3,545

Securitized Asset-Backed Receivables LLC Trust
5.099% due 05/25/2037 •	162	123
5.309% due 08/25/2036 •	1,141	374

SMB Private Education Loan Trust
3.940% due 02/16/2055	14,025	13,673
6.792% due 02/16/2055 •	1,531	1,538

Soundview Home Loan Trust
5.089% due 11/25/2036 •	32	9
5.374% due 12/25/2036 •	6,344	6,281
5.469% due 11/25/2036 •	7,444	7,015

Structured Asset Investment Loan Trust
5.919% due 07/25/2033 •	2,820	2,760

Structured Asset Securities Corp. Mortgage Loan Trust
5.129% due 03/25/2036 •	1,091	1,054
5.199% due 05/25/2047 •	2,681	2,599
5.409% due 12/25/2036 •	19,167	17,414

WaMu Asset-Backed Certificates WaMu Trust
5.259% due 05/25/2037 •	4,013	3,640

Wells Fargo Home Equity Asset-Backed Securities Trust
5.314% due 01/25/2037 •	14,272	14,087

		415,693

CORPORATE BONDS & NOTES 4.3%

Bank of America Corp.
5.202% due 04/25/2029 •	4,500	4,628
5.468% due 01/23/2035 •	11,000	11,572

Bayer U.S. Finance LLC
4.250% due 12/15/2025	10,300	10,229

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	12,200	$13,818

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		$14,300	15,086

Broadcom, Inc.
2.450% due 02/15/2031		100	89

Charter Communications Operating LLC
3.750% due 02/15/2028		99	95
3.900% due 06/01/2052		6,400	4,199
3.950% due 06/30/2062		8,700	5,377

Citigroup, Inc.
3.290% due 03/17/2026 •		8,500	8,431
4.542% due 09/19/2030 •		54,200	54,275
5.174% due 02/13/2030 •		20,900	21,475
5.449% due 06/11/2035 •		38,600	40,277

Credit Suisse AG AT1 Claim		16,825	2,146

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		3,800	3,221

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,826
2.900% due 02/16/2028		900	836
2.900% due 02/10/2029		7,500	6,812
3.375% due 11/13/2025		21,100	20,704

GA Global Funding Trust
2.250% due 01/06/2027		7,400	7,049

Goldman Sachs Group, Inc.
5.330% due 07/23/2035 •		10,400	10,777
5.727% due 04/25/2030 •		15,000	15,768
6.143% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,617
6.484% due 10/24/2029 •		15,200	16,371

JPMorgan Chase & Co.
4.995% due 07/22/2030 •		6,700	6,891
5.012% due 01/23/2030 •		42,000	43,085
6.087% due 10/23/2029 •		20,900	22,285

Las Vegas Sands Corp.
5.900% due 06/01/2027		13,900	14,278

Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	6,134

Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,498
3.790% due 03/21/2030 •	EUR	21,900	25,033
4.130% due 03/19/2027 ~		26,200	29,263
5.173% due 01/16/2030 •		$40,100	41,347
5.320% due 07/19/2035 •		10,800	11,219
5.466% due 01/18/2035 •		7,700	8,054
6.407% due 11/01/2029 •		15,700	16,875

Oracle Corp.
1.650% due 03/25/2026		20,600	19,811

Organon & Co.
4.125% due 04/30/2028		3,700	3,561

Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	187
3.500% due 08/01/2050		500	362
3.950% due 12/01/2047		900	709
4.000% due 12/01/2046		800	637
4.250% due 03/15/2046		500	413
4.300% due 03/15/2045		600	502
4.400% due 03/01/2032		2,500	2,435
4.500% due 07/01/2040		300	271
4.550% due 07/01/2030		600	596
4.600% due 06/15/2043		1,100	973
4.750% due 02/15/2044		1,207	1,078
4.950% due 07/01/2050		100	91

Philip Morris International, Inc.
4.875% due 02/13/2029		13,000	13,333

Principal Life Global Funding
1.375% due 01/10/2025		5,100	5,050

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		18,300	18,698

Wells Fargo & Co.
4.808% due 07/25/2028 •		7,500	7,589
4.897% due 07/25/2033 •		10,000	10,118
5.198% due 01/23/2030 •		16,100	16,602
5.389% due 04/24/2034 •		20,200	20,961
5.499% due 01/23/2035 •(g)		15,000	15,730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.303% due 10/23/2029 •	$13,600	$14,554

		658,901

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Charter Communications Operating LLC
7.082% (TSFR3M + 1.750%) due 02/01/2027 ~	12,687	12,686

Project Hudson II
7.730% due 05/29/2026 «	7,500	7,568

		20,254

MUNICIPAL BONDS & NOTES 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	100	126

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.332% due 06/01/2027	5,000	4,757
2.532% due 06/01/2028	3,300	3,106
3.487% due 06/01/2036	7,700	6,617

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	8,730	9,035

		23,641

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%

Adjustable Rate Mortgage Trust
5.592% due 09/25/2035 ~	39	35

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •	122	104

BAMLL Commercial Mortgage Securities Trust
6.261% due 09/15/2038 •	15,200	14,577

Banc of America Funding Trust
2.371% due 03/20/2036 ~	25	23
4.560% due 10/20/2046 ~	28	23
5.017% due 01/20/2047 ~	45	39
5.500% due 01/25/2036	14	14
6.000% due 03/25/2037	114	90
6.205% due 02/20/2036 ~	287	273
6.315% due 11/20/2034 ~	125	123

Banc of America Mortgage Trust
4.898% due 04/25/2035 ~	52	50
5.612% due 06/25/2035 ~	53	46
5.993% due 09/25/2035 ~	10	9

BCAP LLC Trust
4.844% due 01/26/2047 •	122	118
5.250% due 02/26/2036 ~	413	166
5.250% due 04/26/2037	696	405

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	28	25
5.495% due 02/25/2034 ~	5	5
6.065% due 11/25/2034 ~	1	1
6.117% due 07/25/2034 ~	13	12
6.230% due 10/25/2033 ~	17	16
6.648% due 01/25/2035 ~	59	60
6.997% due 05/25/2034 ~	52	49

Bear Stearns ALT-A Trust
4.302% due 08/25/2036 ~	567	386
4.560% due 08/25/2036 ~	886	422
4.583% due 11/25/2036 ~	213	95
4.693% due 11/25/2035 ~	29	23
4.850% due 08/25/2036 ~	112	73
5.240% due 09/25/2035 ~	1,487	894
5.339% due 01/25/2036 ~	57	54

Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~	21	17

Chase Mortgage Finance Trust
5.306% due 07/25/2037 ~	338	276
6.552% due 02/25/2037 ~	60	60

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.199% due 05/25/2036 •	332	305

16	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIM Trust
5.500% due 08/25/2064 ~	$6,521	$6,602

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	29	24

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	33,802	29,727
4.562% due 03/25/2037 ~	144	139
4.972% due 09/25/2037 ~	276	244
5.676% due 07/25/2046 ~	321	310
6.246% due 08/25/2035 ~	6	5
7.410% due 05/25/2035 •	8	7

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
5.037% due 09/25/2035 ~	699	620

COLT Mortgage Loan Trust
4.156% due 02/25/2067 ~	9,719	9,393

Countrywide Alternative Loan Trust
4.712% due 02/25/2037 ~	49	43
5.000% due 11/25/2035	2,961	1,608
5.249% due 04/25/2047 •	461	417
5.250% due 06/25/2035	64	49
5.265% due 09/20/2046 •	856	865
5.285% due 07/20/2046 •	246	203
5.319% due 05/25/2037 •	315	95
5.349% due 09/25/2046 •	247	235
5.369% due 09/25/2035 •	101	60
5.389% due 07/25/2046 •	23	20
5.419% due 09/25/2035 •	854	505
5.495% due 03/20/2046 •	38	32
5.495% due 05/20/2046 •	323	281
5.529% due 02/25/2037 •	140	116
6.250% due 08/25/2037	285	141
6.373% due 11/25/2047 •	1,266	1,069
6.500% due 08/25/2032	2	2
6.503% due 11/25/2047 •	2,942	2,484
6.523% due 08/25/2035 •	122	114
6.623% due 11/25/2035 •	135	117
7.163% due 11/25/2035 •	131	117

Countrywide Home Loan Mortgage Pass-Through Trust
4.338% due 02/25/2047 ~	97	82
4.455% due 03/25/2037 ~	81	70
4.487% due 05/20/2036 ~	154	141
4.502% due 09/20/2036 ~	64	57
4.603% due 04/20/2036 ~	2,099	1,853
4.733% due 11/25/2034 ~	201	191
5.509% due 03/25/2035 •	208	192
5.549% due 04/25/2035 •	231	217
5.609% due 03/25/2035 •	200	182
5.629% due 02/25/2035 •	5	5
6.000% due 08/25/2037	991	484
7.210% due 02/20/2036 •	167	153

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	2,708	2,286
6.421% due 10/25/2037 ~	1,305	788
6.611% due 07/15/2038 •	4,800	4,359

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.249% due 07/25/2047 •	239	227
5.349% due 08/25/2047 •	5,913	4,973
5.719% due 10/25/2047 •	2,629	2,064

Downey Savings & Loan Association Mortgage Loan Trust
5.719% due 07/19/2045 •	3	0

Extended Stay America Trust
6.291% due 07/15/2038 •	22,900	22,889

First Horizon Mortgage Pass-Through Trust
6.747% due 08/25/2035 ~	44	31

GCAT Trust
3.000% due 04/25/2052 ~	15,032	13,174

GreenPoint Mortgage Funding Trust
5.329% due 01/25/2037 •	258	231
5.389% due 04/25/2036 •	164	144
5.509% due 11/25/2045 •	40	37

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.365% due 10/25/2033 ~	4	4

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,677	4,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 04/25/2052 ~	$7,117	$6,026
3.000% due 09/25/2052 ~	33,634	29,497

GSR Mortgage Loan Trust
4.502% due 05/25/2035 ~	50	42
4.579% due 11/25/2035 ~	85	75
5.057% due 04/25/2035 ~	9	8
5.199% due 05/25/2037 •	2,621	1,275
5.202% due 09/25/2035 ~	69	66
6.578% due 01/25/2035 ~	64	60
6.750% due 03/25/2033 •	10	10

HarborView Mortgage Loan Trust
5.072% due 07/19/2035 ~	58	43
5.459% due 09/19/2037 •	381	325
5.559% due 03/19/2036 •	57	52

HomeBanc Mortgage Trust
4.794% due 04/25/2037 ~	383	345

Impac CMB Trust
5.689% due 10/25/2034 •	117	114
5.749% due 10/25/2034 •	41	41
5.969% due 07/25/2033 •	1	1

IndyMac IMSC Mortgage Loan Trust
5.329% due 07/25/2047 •	1,393	928

IndyMac INDA Mortgage Loan Trust
3.810% due 08/25/2036 ~	259	207
5.329% due 11/25/2035 ~	47	48
5.569% due 11/25/2035 •	120	71

IndyMac INDX Mortgage Loan Trust
3.845% due 03/25/2036 ~	3,076	2,215
4.285% due 09/25/2035 ~	3,222	2,653
4.593% due 12/25/2034 ~	26	24
5.269% due 06/25/2037 •	269	96
5.349% due 09/25/2046 •	1,516	1,322
5.449% due 06/25/2037 •	250	230
5.469% due 02/25/2037 •	455	297

JP Morgan Alternative Loan Trust
5.449% due 10/25/2036 •	6,544	5,905
5.500% due 11/25/2036 ~	6	3
5.648% due 12/25/2035 ~	3,360	2,424

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	54,420	47,860
3.000% due 03/25/2052 ~	53,364	46,930
3.000% due 04/25/2052 ~	50,664	44,572
3.000% due 05/25/2052 ~	71,218	62,504
3.500% due 09/25/2052 ~	7,839	7,121
5.000% due 05/25/2052 •	11,114	10,409
5.541% due 02/25/2036 ~	170	117
5.634% due 07/25/2035 ~	35	34
5.710% due 09/25/2035 ~	26	24
5.714% due 11/25/2033 ~	29	28
6.217% due 10/25/2035 ~	3	3

Luminent Mortgage Trust
5.309% due 12/25/2036 •	830	744

Manhattan West Mortgage Trust
2.130% due 09/10/2039	23,200	21,513

MASTR Adjustable Rate Mortgages Trust
5.179% due 04/25/2046 •	595	528
5.569% due 05/25/2047 •	4	4

MASTR Alternative Loan Trust
5.369% due 03/25/2036 •	371	36
6.000% due 03/25/2036	688	610

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.691% due 06/15/2030 •	4	4
6.134% due 10/20/2029 •	3	3

Merrill Lynch Mortgage Investors Trust
5.211% due 06/25/2035 ~	63	61
5.389% due 02/25/2036 •	168	164
5.469% due 11/25/2035 •	231	220
6.685% due 02/25/2033 ~	20	19

MFA Trust
1.381% due 04/25/2065 ~	6,048	5,756
1.947% due 04/25/2065 ~	2,499	2,379

Morgan Stanley Capital Trust
6.380% due 12/15/2038 •	22,800	21,808

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	13,204	12,716
2.750% due 11/25/2059 ~	12,575	12,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.864% due 10/25/2063 þ	$13,731	$13,989

OBX Trust
3.000% due 01/25/2052 ~	31,605	27,738
5.949% due 02/25/2063 þ	7,304	7,378
6.120% due 11/25/2062 ~	6,252	6,301

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.529% due 12/25/2035 •	466	459

PMT Loan Trust
2.500% due 07/25/2051 ~	10,453	8,817

Residential Accredit Loans, Inc. Trust
5.119% due 02/25/2047 •	1,150	397
5.329% due 07/25/2036 •	11,093	3,950
5.369% due 12/25/2046 •	434	369
5.389% due 04/25/2046 •	39	10
5.509% due 05/25/2046 •	154	122
6.000% due 06/25/2036	325	256
6.036% due 10/25/2037 ~	2,709	2,306
6.250% due 02/25/2037	5,859	4,838

Residential Asset Securitization Trust
5.369% due 01/25/2046 •	90	24
5.750% due 02/25/2036	3,643	2,664
6.500% due 08/25/2036	569	172

Residential Funding Mortgage Securities, Inc. Trust
6.092% due 09/25/2035 ~	134	92
6.500% due 03/25/2032	12	12

Sequoia Mortgage Trust
4.477% due 09/20/2046 ~	1,144	676
7.176% due 04/20/2035 ~	14	14

Structured Adjustable Rate Mortgage Loan Trust
4.667% due 09/25/2036 ~	310	217
4.953% due 08/25/2035 ~	147	128
6.857% due 04/25/2034 ~	3	3
7.251% due 02/25/2034 ~	24	23

Structured Asset Mortgage Investments Trust
5.349% due 06/25/2036 •	15	14
5.389% due 05/25/2036 •	202	136
5.409% due 05/25/2036 •	1,415	1,137
5.409% due 09/25/2047 •	1,415	1,249
5.489% due 05/25/2046 •	28	16
5.569% due 08/25/2036 •	860	625
5.589% due 12/25/2035 •	3	2
5.659% due 07/19/2034 •	2	2
6.623% due 08/25/2047 •	707	591

Structured Asset Securities Corp.
5.249% due 01/25/2036 •	784	645

Structured Asset Securities Corp. Mortgage Loan Trust
5.259% due 10/25/2036 •	5,574	4,504

Thornburg Mortgage Securities Trust
5.739% due 06/25/2037 •	1,365	1,153
5.789% due 06/25/2037 •	3,721	3,204
5.789% due 06/25/2047 •	466	432
5.839% due 03/25/2037 •	280	207
6.219% due 06/25/2037 •	214	197
6.294% due 10/25/2043 ~	20	18

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	13,631	12,452
2.710% due 01/25/2060 ~	10,234	9,798
2.900% due 10/25/2059 ~	41,866	40,248
5.969% due 05/25/2058 •	3,742	3,860

UWM Mortgage Trust
3.000% due 01/25/2052 ~	6,642	5,825

WaMu Mortgage Pass-Through Certificates Trust
4.367% due 02/25/2037 ~	2,199	1,931
4.390% due 12/25/2046 •	52	44
4.524% due 02/27/2034 •	52	50
4.572% due 09/25/2036 ~	1,146	977
4.678% due 04/25/2035 ~	80	78
4.810% due 12/25/2035 ~	106	97
5.058% due 10/25/2035 ~	109	100
5.127% due 08/25/2046 ~	602	546
5.529% due 11/25/2045 •	1,440	1,346
5.589% due 01/25/2045 •	64	65
5.709% due 11/25/2034 •	228	218
6.103% due 06/25/2046 •	315	291
6.123% due 02/25/2046 •	756	698
6.282% due 06/25/2033 ~	12	12
6.623% due 10/25/2046 •	448	413

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
5.349% due 07/25/2046 •	$2,222	$1,853
5.893% due 04/25/2047 •	4,631	3,694
5.963% due 05/25/2047 •	16	17
6.063% due 07/25/2046 •	278	172

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039	18,800	17,589

		684,226

	SHARES
PREFERRED SECURITIES 0.1%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(f)	10,000,000	10,053

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 52.5%

Fannie Mae
3.000% due 03/01/2060	$9,518	8,460
3.500% due 01/01/2059	17,759	16,428
5.583% due 03/25/2034 •	4	4
5.607% due 12/01/2034 •	33	33
5.795% due 06/25/2036 •	137	136
5.895% due 10/25/2040 •	75	75
6.000% due 04/25/2043 - 07/25/2044	375	386
6.362% due 06/01/2043 •	11	11
6.585% due 04/01/2032 •	4	4
6.633% due 12/01/2030 •	2	2
6.986% due 11/01/2034 •	181	189
7.125% due 06/01/2035 •	65	67

Freddie Mac
0.892% due 01/15/2038 ~(a)	2,026	143
5.816% due 01/15/2038 •	2,026	2,031
5.937% due 10/15/2040 •	781	777
6.000% due 12/01/2033	121	123
6.057% due 12/15/2037 •	84	84
6.323% due 10/25/2044 - 02/25/2045 •	620	564
6.544% due 09/01/2035 •	4	5

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	138,898	126,748
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	4	4
4.000% due 08/20/2027 •	3	3
4.875% (H15T1Y + 1.500%) due 04/20/2025 - 05/20/2026 ~	2	2
4.875% due 04/20/2027 - 05/20/2030 •	31	30
5.000% due 04/20/2030 - 05/20/2030 •	11	10
6.000% due 08/20/2034	2,130	2,176
6.345% due 12/20/2073 •	11,664	11,703

Ginnie Mae, TBA
2.500% due 10/01/2054 - 11/01/2054	68,878	60,769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 10/01/2054	$308,400	$281,270

U.S. Small Business Administration
5.110% due 04/01/2025	1	1

Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	9,011	7,843
3.000% due 10/01/2049 - 06/01/2051	22,220	19,995
3.500% due 04/01/2027 - 07/01/2050	26,325	24,993
4.000% due 06/01/2038 - 08/01/2053	150,947	145,221
4.500% due 07/01/2052	1,999	1,968
5.500% due 06/01/2053 - 10/01/2053	97,072	98,265
6.000% due 12/01/2053 - 10/01/2054	2,975,287	3,042,001
6.500% due 08/01/2053 - 03/01/2054	1,333,955	1,376,090

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054 - 11/01/2054	258,700	232,328
4.500% due 10/01/2054 - 12/01/2054	904,700	890,162
6.000% due 10/01/2054	364,300	372,382
6.500% due 10/01/2054 - 11/01/2054	1,332,700	1,374,029

		8,097,515

U.S. TREASURY OBLIGATIONS 8.5%

U.S. Treasury Bonds
1.625% due 11/15/2050 (g)(k)	1,600	941
1.875% due 02/15/2041	15,500	11,373
2.250% due 08/15/2049	39,750	27,553
2.375% due 11/15/2049 (g)	9,225	6,559
3.000% due 02/15/2048	34,100	27,745
3.000% due 08/15/2048	8,550	6,937
3.000% due 02/15/2049 (g)	375	304
3.375% due 11/15/2048 (g)	72,400	62,767
4.125% due 08/15/2044 (g)	87,750	87,078

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025 (g)(i)	106,912	105,013
0.125% due 10/15/2025 (k)	5,455	5,349
0.125% due 07/15/2031 (i)	53,982	49,404
0.125% due 01/15/2032 (i)	51,173	46,270
0.250% due 01/15/2025 (i)	146,870	145,070
0.375% due 07/15/2025	28,118	27,718
0.500% due 01/15/2028 (i)	89,131	86,320
0.625% due 07/15/2032 (i)	34,749	32,552
1.125% due 01/15/2033 (i)(k)	101,102	97,596
2.375% due 01/15/2025 (i)	28,033	27,848
2.375% due 01/15/2027 (i)	6,551	6,659
2.500% due 01/15/2029 (i)	36,844	38,436
3.875% due 04/15/2029 (i)(k)	14,349	15,842

U.S. Treasury Notes
2.875% due 04/30/2025 (i)(k)	131,200	130,130
3.500% due 02/15/2033 (k)	28,170	27,685
4.000% due 02/29/2028 (i)(k)	10,200	10,341
4.000% due 02/15/2034 (g)	89,200	90,754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 11/15/2033 (g)(k)		$132,540	$140,000

			1,314,244

Total United States (Cost $11,286,878)			11,224,527

SHORT-TERM INSTRUMENTS 1.1%

COMMERCIAL PAPER 0.0%

Bacardi Martini BV
5.600% due 10/10/2024		$1,100	1,098

Entergy Corp.
5.600% due 10/15/2024		6,400	6,387

			7,485

JAPAN TREASURY BILLS 1.0%
0.167% due 04/21/2025 - 06/20/2025 (c)(d)	JPY	22,470,000	156,219

U.S. TREASURY BILLS 0.1%
5.001% due 10/17/2024 - 12/19/2024 (c)(d)(k)		$9,331	9,274

Total Short-Term Instruments (Cost $161,288)			172,978

Total Investments in Securities (Cost $18,655,597)			18,221,599

		SHARES
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short Asset Portfolio		72,766,737	710,349

PIMCO Short-Term Floating NAV Portfolio III		176,804	1,721

Total Short-Term Instruments (Cost $725,292)			712,070

Total Investments in Affiliates (Cost $725,292)			712,070

Total Investments 122.9% (Cost $19,380,889)			$18,933,669

Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $224,686)			1,160

Other Assets and Liabilities, net (22.9)%			(3,524,624)

Net Assets 100.0%			$15,410,205

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.

18	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOM	5.040%	09/19/2024	10/03/2024		$	(33,834)	$(33,890)
BOS	4.950	09/30/2024	10/01/2024			(12,700)	(12,702)
	5.250	09/30/2024	10/03/2024			(11,056)	(11,058)
BRC	0.000	09/18/2024	TBD	(2)	EUR	(564)	(628)
	4.000	09/20/2024	TBD	(2)	$	(13,413)	(13,430)
	4.800	09/20/2024	TBD	(2)		(8,967)	(8,980)
	4.800	09/30/2024	10/01/2024			(75,238)	(75,248)
BSN	5.030	09/19/2024	10/10/2024			(64,889)	(64,997)
JPS	5.050	09/30/2024	10/01/2024			(44,738)	(44,744)
	5.150	09/30/2024	10/01/2024			(7,883)	(7,884)
MEI	0.000	09/18/2024	10/04/2024		EUR	(1,035)	(1,152)

Total Reverse Repurchase Agreements							$(274,713)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BPG	5.030%	09/19/2024	10/10/2024	$(2,091)	$(2,095)

Total Sale-Buyback Transactions					$(2,095)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (33.7)%
U.S. Government Agencies (33.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2039	$244,800	$(225,167)	$(224,391)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2054	1,501,150	(1,258,317)	(1,243,197)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2054	71,530	(62,466)	(61,823)
Uniform Mortgage-Backed Security, TBA	3.000	10/15/2054	28,800	(25,486)	(25,852)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	98,000	(90,711)	(91,342)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2054	56,300	(54,440)	(54,119)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2054	1,900	(1,904)	(1,899)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2054	210,900	(213,881)	(213,359)
Uniform Mortgage-Backed Security, TBA	6.000	10/15/2054	425,900	(435,480)	(435,349)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2054	2,289,700	(2,334,868)	(2,340,229)
Uniform Mortgage-Backed Security, TBA	6.500	10/01/2054	488,320	(501,800)	(503,482)

Total Short Sales (33.7)%				$(5,204,520)	$(5,195,042)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(33,890)	$0	$(33,890)	$33,167	$(723)
BOS	0	(23,760)	0	(23,760)	23,591	(169)
BRC	0	(98,286)	0	(98,286)	98,363	77
BSN	0	(64,997)	0	(64,997)	63,836	(1,161)
JPS	0	(52,628)	0	(52,628)	52,295	(333)
MEI	0	(1,152)	0	(1,152)	1,144	(8)

Master Securities Forward Transaction Agreement
BPG	0	0	(2,095)	(2,095)	2,093	(2)

Total Borrowings and Other Financing Transactions	$0	$(274,713)	$(2,095)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,152)	$0	$(23,038)	$(24,190)
U.S. Treasury Obligations	(140,578)	(109,945)	0	0	(250,523)

Total	$(140,578)	$(111,097)	$0	$(23,038)	$(274,713)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,095)	0	0	(2,095)

Total	$0	$(2,095)	$0	$0	$(2,095)

Total Borrowings	$(140,578)	$(113,192)	$0	$(23,038)	$(276,808)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(276,808)

(g)	Securities with an aggregate market value of $274,750 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(95,445) at a weighted average interest rate of 4.590%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund November 2024 Futures	EUR 133.000	10/25/2024	263	$263	$(139)	$(58)
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	263	263	(163)	(132)

Total Written Options					$(302)	$(190)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	529	$126,907	$297	$0	$(119)
3-Month SOFR Active Contract September Futures	12/2024	4,788	1,140,382	1,723	0	(269)
3-Month SOFR Active Contract September Futures	12/2025	5,164	1,251,431	8,482	0	(1,420)
Australia Government 3-Year Bond December Futures	12/2024	449	33,270	(48)	0	(36)
Australia Government 10-Year Bond December Futures	12/2024	1,618	130,201	(879)	0	(352)
Canada Government 5-Year Bond December Futures	12/2024	4,251	362,849	1,604	0	0
Canada Government 10-Year Bond December Futures	12/2024	814	75,240	693	0	0
Euro-BTP December Futures	12/2024	4,510	609,816	12,686	853	0
Euro-Bund 10-Year Bond December Futures	12/2024	2,363	354,890	5,439	1,131	0
Euro-Buxl 30-Year Bond December Futures	12/2024	208	31,554	303	255	0
Euro-OAT France Government 10-Year Bond December Futures	12/2024	1,333	188,209	1,890	816	0
Euro-Schatz December Futures	12/2024	4,632	552,606	2,752	387	0
U.S. Treasury 2-Year Note December Futures	12/2024	1,682	350,263	735	0	(631)

				$35,677	$3,442	$(2,827)

20	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	9,330	$(2,250,513)	$(14,136)	$2,915	$0
Euro-Bobl December Futures	12/2024	120	(16,036)	(179)	0	(29)
Japan Government 10-Year Bond December Futures	12/2024	3	(3,019)	(6)	12	(7)
U.S. Treasury 5-Year Note December Futures	12/2024	12,027	(1,321,561)	(2,668)	4,416	0
U.S. Treasury 10-Year Note December Futures	12/2024	2,173	(248,333)	(394)	985	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	2,535	(299,883)	(481)	1,307	0
U.S. Treasury 30-Year Bond December Futures	12/2024	2,979	(369,955)	1,120	2,048	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	705	(93,831)	2,048	551	0
United Kingdom Long Gilt December Futures	12/2024	3,027	(398,341)	1,722	769	(648)

				$(12,974)	$13,003	$(684)

Total Futures Contracts				$22,703	$16,445	$(3,511)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.249%	$1,700	$72	$(51)	$21	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.343	2,100	157	(37)	120	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.579	3,100	271	(37)	234	0	(4)

						$500	$(125)	$375	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$	59,500	$(3)	$(644)	$(647)	$18	$0
CDX.IG-43 10-Year Index	(1.000)	Quarterly	12/20/2034		812,700	(4,717)	(128)	(4,845)	63	(20)
iTraxx Europe Main 41 10-Year Index	(5.000)	Quarterly	06/20/2034	EUR	35,100	(226)	9	(217)	34	0
iTraxx Europe Main 42 10-Year Index	(1.000)	Quarterly	12/20/2034		115,500	(348)	114	(234)	118	0

						$(5,294)	$(649)	$(5,943)	$233	$(20)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$	802,600	$17,429	$1,002	$18,431	$0	$(5)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		1,643,100	37,080	157	37,237	5	(94)

						$54,509	$1,159	$55,668	$5	$(99)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	390,900	$(909)	$(4,038)	$(4,947)	$0	$(241)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		1,028,000	16,788	5,470	22,258	0	(546)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		873,730	9,428	915	10,343	362	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		84,500	1,413	3,894	5,307	0	(78)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		5,140	73	(7)	66	0	(20)
Receive(7)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	2,124,540	(148)	116	(32)	19	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	JPY	29,934,240	(12,221)	2,596	(9,625)	0	(483)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		4,050,000	(137)	237	100	0	(75)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(813)	5,910	5,097	0	(1,014)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		4,610,000	294	12	306	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	10,493	(1,978)	8,515	132	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		18,580,000	(8,786)	469	(8,317)	14	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		2,880,000	(5,140)	141	(4,999)	63	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		11,350,000	(14,034)	225	(13,809)	234	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.200%	Annual	09/20/2053	JPY	710,000	$(429)	$(19)	$(448)	$15	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		5,970,000	430	481	911	0	(122)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	934,860	846	(15,665)	(14,819)	0	(564)
Receive	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	7,755,580	(873)	(1,178)	(2,051)	0	(57)
Receive	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		16,195,520	188	(10,463)	(10,275)	0	(120)
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		1,791,490	(29)	(1,905)	(1,934)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		$243,300	2,373	(521)	1,852	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		793,100	12,229	(6,554)	5,675	595	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		299,900	600	(1,859)	(1,259)	246	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		220,800	(10)	(367)	(377)	214	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		370,300	1,800	(1,808)	(8)	423	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		1,563,320	7,680	(2,703)	4,977	2,069	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		869,700	6,249	(9,754)	(3,505)	1,481	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	95	14,508	14,603	941	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		1,535,500	6,941	7,554	14,495	0	(2,752)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,198	(384)	814	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		28,400	0	(194)	(194)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		63,600	0	(451)	(451)	142	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		82,700	0	(678)	(678)	185	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		523,800	5,548	3,261	8,809	0	(1,282)
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		14,000	(6)	344	338	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		114,200	(3,914)	1,159	(2,755)	0	(287)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		388,450	8,138	1,923	10,061	0	(963)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		148,600	657	3,397	4,054	0	(429)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	59	(54)	5	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		290,400	(1,453)	(5,677)	(7,130)	819	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	(1,920)	(1,885)	184	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		757,779	(31,428)	31,414	(14)	0	(2,337)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		5,300	(22)	104	82	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		4,100	(17)	84	67	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		29,700	(122)	657	535	0	(92)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		19,800	(89)	775	686	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,325,150	24,732	(66,260)	(41,528)	3,951	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		77,500	(236)	(3,134)	(3,370)	231	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		13,300	(45)	(293)	(338)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		49,900	(165)	(768)	(933)	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		21,500	(75)	(364)	(439)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		6,700	(24)	(118)	(142)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		46,900	(159)	(691)	(850)	137	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,700	(17)	(90)	(107)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		20,600	(74)	(319)	(393)	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		10,700	(40)	(84)	(124)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		50,600	(200)	(128)	(328)	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		51,100	(181)	602	421	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		37,500	(135)	390	255	107	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		878,800	35,455	(1,293)	34,162	0	(2,421)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,600	10	(76)	(66)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		101,570	33,628	(3,532)	30,096	340	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		345,570	48,861	(38,432)	10,429	1,369	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		61,200	(7,025)	(314)	(7,339)	264	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		32,900	2,311	(3,298)	(987)	132	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		9,400	(278)	(98)	(376)	35	0
Pay(7)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	855,300	1,001	169	1,170	0	(1,082)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	2,223	(1,578)	39	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	586	(423)	10	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	694	(213)	15	0
Pay	3-Month CNY-CNREPOFIX	2.000	Quarterly	09/18/2029	CNY	1,376,030	726	1,177	1,903	0	(237)
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029		15,052,638	13,568	32,838	46,406	0	(2,718)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	1,099,100	4,292	7,065	11,357	1,398	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		13,900	(24)	(29)	(53)	0	(37)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		1,772,600	15,090	19,096	34,186	5,672	0
Receive	3-Month EUR-EURIBOR	2.766	Annual	05/25/2033		164,000	0	(6,392)	(6,392)	0	(889)
Receive	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		54,000	0	(2,273)	(2,273)	0	(293)
Receive	3-Month EUR-EURIBOR	2.836	Annual	05/25/2033		53,500	0	(2,415)	(2,415)	0	(291)
Receive	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		73,800	0	(3,297)	(3,297)	0	(392)
Receive	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		101,700	0	(4,691)	(4,691)	0	(541)
Receive	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		5,400	0	(253)	(253)	0	(29)
Receive	3-Month EUR-EURIBOR	2.859	Annual	08/15/2033		264,100	0	(12,401)	(12,401)	0	(1,406)

22	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(7)	3-Month EUR-EURIBOR	2.500%	Annual	03/19/2035	EUR	1,848,859	$17,738	$14,428	$32,166	$10,810	$0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		318,406	612	(647)	(35)	0	(3,296)
Pay	3-Month ILS-TELBOR	4.100	Annual	09/18/2029	ILS	27,700	0	(33)	(33)	0	(15)
Pay	3-Month ILS-TELBOR	4.160	Annual	09/18/2029		19,500	0	(10)	(10)	0	(11)
Pay	3-Month ILS-TELBOR	4.165	Annual	09/18/2029		95,300	10	(51)	(41)	0	(52)
Pay	3-Month ILS-TELBOR	4.095	Annual	09/19/2029		12,500	0	(16)	(16)	0	(7)
Pay	3-Month ILS-TELBOR	4.240	Annual	09/19/2029		51,000	0	23	23	0	(28)
Pay	3-Month ILS-TELBOR	4.210	Annual	09/20/2029		30,700	0	3	3	0	(17)
Pay	3-Month ILS-TELBOR	4.315	Annual	09/24/2029		71,400	0	97	97	0	(39)
Pay	3-Month ILS-TELBOR	4.355	Annual	09/24/2029		42,600	0	78	78	0	(23)
Pay	3-Month ILS-TELBOR	4.370	Annual	09/26/2029		208,700	0	419	419	0	(114)
Pay(7)	3-Month ILS-TELBOR	4.170	Annual	10/02/2029		86,400	0	(31)	(31)	0	(31)
Receive(7)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	310,775,310	(3,491)	303	(3,188)	0	(150)
Pay(7)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2035		38,193,080	738	(208)	530	22	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	18,100	(387)	565	178	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		106,200	880	3,468	4,348	0	(24)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	171,800	(1,358)	615	(743)	6	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	1,378	(2,575)	0	(33)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		42,200	5,051	(948)	4,103	52	0
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		571,500	(3,698)	10,300	6,602	0	(821)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		280,500	(4,299)	8,091	3,792	0	(518)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	505	(516)	11	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	300	(17)	6	(11)	1	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	5,986	4,670	10,656	652	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	282	(1,146)	23	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	488	(1,987)	40	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	455	(1,483)	38	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	674	(1,879)	61	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,217)	334	(883)	30	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,200	42	42	84	3	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		230,010	(3,911)	(3,023)	(6,934)	0	(754)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		22,380	0	(1,614)	(1,614)	0	(134)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	(8,657)	5,434	(3,223)	957	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	1,019	(950)	224	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	2,735	46	2,781	0	(44)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	(6,295)	3,645	(2,650)	0	(40)
Pay(7)	CAONREPO	3.500	Annual	12/18/2025	CAD	1,291,800	(2,644)	8,673	6,029	536	0
Pay(7)	CAONREPO	3.898	Annual	06/19/2026		395,400	(28)	3,880	3,852	176	0
Pay(7)	CAONREPO	3.925	Annual	06/19/2026		310,100	(27)	3,108	3,081	138	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	2,871	(892)	117	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,350)	1,548	(2,802)	115	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		193,700	(12,264)	6,142	(6,122)	358	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(4,900)	(3,099)	0	(304)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	(6,004)	(5,293)	0	(522)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	(2,589)	(2,671)	0	(217)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(5,005)	(3,859)	0	(252)
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(2,446)	(2,449)	0	(126)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		64,570	(1,403)	(2,149)	(3,552)	0	(179)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	1,937	(1,521)	179	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		35,300	115	1,095	1,210	212	0

							$139,130	$(11,786)	$127,344	$37,508	$(29,726)

Total Swap Agreements							$188,845	$(11,401)	$177,444	$37,746	$(29,849)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$16,445	$37,774	$54,219	$(190)	$(3,511)	$(30,015)	$(33,716)

(i)

Securities with an aggregate market value of $469,085 and cash of $13,178 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $26 and liability of $(32) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $28 and liability of $(166) for closed swap agreements is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$50,479	CNH	361,144	$1,127	$0
	10/2024		17,444	CNY	123,483	179	0

BOA	10/2024	CNH	74,791		$10,332	0	(356)
	10/2024	CNY	474		67	0	0
	10/2024	EUR	9,319	RON	46,555	34	0
	10/2024	ILS	4,185		$1,111	0	(12)
	10/2024	KRW	56,643,292		42,358	0	(626)
	10/2024	PEN	10,374		2,765	0	(33)
	10/2024	RON	105		23	0	0
	10/2024		$13,040	CNY	91,672	67	0
	10/2024		3,849	EUR	3,450	0	(9)
	10/2024		4,464	GBP	3,413	99	0
	10/2024		1,738	JPY	248,900	0	(6)
	10/2024		17,190	PLN	66,297	65	(36)
	10/2024		2,378	SGD	3,091	27	0
	10/2024		23,467	ZAR	419,852	802	0
	10/2024	ZAR	281,726		$15,958	0	(327)
	11/2024	CNH	1,117		154	0	(6)
	11/2024	EUR	13,267	RON	66,344	50	0
	11/2024	PEN	10,378		$2,765	0	(33)
	11/2024		$7,880	CNH	54,939	0	(12)
	02/2025	CNH	35,925		$5,030	0	(148)

BPS	10/2024	CAD	150,785		111,694	201	0
	10/2024	CNH	888,323		124,091	0	(2,847)
	10/2024	CNY	793		112	0	(1)
	10/2024	DKK	212,700		31,191	0	(571)
	10/2024	EUR	45,306		50,334	0	(99)
	10/2024	INR	1,799,225		21,442	0	(10)
	10/2024	JPY	63,958,285		439,348	142	(5,842)
	10/2024	KRW	172,327,423		128,768	0	(2,003)
	10/2024	PLN	39,925		10,420	47	0
	10/2024		$6,227	CNH	44,597	146	0
	10/2024		11,566	CNY	81,665	102	0
	10/2024		391	CZK	9,018	7	0
	10/2024		2,922	DKK	19,542	0	(4)
	10/2024		106,307	EUR	95,658	274	(99)
	10/2024		751	HUF	270,211	6	0
	10/2024		16,043	IDR	246,807,945	188	0
	10/2024		1,032	ILS	3,824	0	(6)
	10/2024		3,986	JPY	568,300	0	(32)
	10/2024		16,216	KRW	21,371,648	23	(21)
	10/2024		43,027	NZD	69,130	892	0

24	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	ZAR	95,881		$5,564	$22	$0
	11/2024	CNH	1,696,308		234,690	0	(8,225)
	11/2024	DKK	19,508		2,922	4	0
	11/2024	EUR	5,097	RON	25,489	19	0
	11/2024	TWD	592,253		$18,567	0	(234)
	11/2024		$32,342	CNH	228,060	317	0
	11/2024		10,420	PLN	39,953	0	(47)
	12/2024		10,767	CNH	77,216	309	0
	12/2024		5,889	MXN	118,664	74	0
	01/2025	CNH	75,839		$10,617	0	(291)
	04/2025	BRL	220,300		39,466	56	0
	05/2029	KWD	10,107		34,746	787	0
	07/2029		1,468		5,051	117	0

BRC	10/2024	AUD	13,677		9,341	0	(115)
	10/2024	CAD	10,540		7,809	15	0
	10/2024	CNH	107,484		14,823	0	(536)
	10/2024	DKK	338,500		49,460	0	(1,089)
	10/2024	EUR	1,290	RON	6,444	5	0
	10/2024	GBP	387,715		$511,491	0	(6,865)
	10/2024	IDR	896,265		58	0	(1)
	10/2024	ILS	12,421		3,327	9	(15)
	10/2024	JPY	49,209,800		319,501	0	(23,664)
	10/2024	NZD	19,616		12,393	0	(69)
	10/2024	PLN	123,177		32,026	34	0
	10/2024	RON	1,084		238	0	(5)
	10/2024		$4,590	AUD	6,799	110	0
	10/2024		123,849	CHF	104,497	0	(381)
	10/2024		1,046,725	EUR	937,604	0	(3,032)
	10/2024		4,485	GBP	3,407	70	0
	10/2024		549	ILS	2,066	5	0
	10/2024		363,786	JPY	52,210,059	2,969	(2,715)
	10/2024		17,692	PLN	67,919	0	(54)
	10/2024		2,460	SEK	24,887	0	(9)
	10/2024		10,550	TRY	376,882	329	0
	10/2024		143	ZAR	2,611	8	0
	11/2024	CHF	104,107		$123,849	377	0
	11/2024	EUR	7,313	RON	36,577	29	0
	11/2024		937,604		$1,048,152	3,024	0
	11/2024	SEK	24,847		2,460	9	0
	11/2024		$1,749	AUD	2,540	8	0
	11/2024		12,395	NZD	19,616	69	0
	11/2024		9	PLN	36	0	0
	11/2024		31,905	TRY	1,202,161	1,184	0
	12/2024		10,231		384,090	88	0
	02/2025		5,030	CNH	35,907	145	0
	04/2025	JPY	4,948,000		$33,795	0	(1,463)
	05/2025		5,320,000		36,380	0	(1,632)

CBK	10/2024	AUD	18,013		12,220	0	(233)
	10/2024	BRL	27,258		4,997	0	(7)
	10/2024	CNH	77,190		10,865	0	(165)
	10/2024	CNY	40,847		5,835	11	0
	10/2024	GBP	17,195		22,836	0	(153)
	10/2024	ILS	34,928		9,631	261	(2)
	10/2024	KRW	116,074,747		86,753	0	(1,306)
	10/2024	PEN	208,396		55,656	0	(545)
	10/2024	THB	2,708		81	0	(3)
	10/2024		$43,150	AUD	64,156	1,204	0
	10/2024		5,003	BRL	27,258	0	0
	10/2024		46,166	CNH	329,828	965	0
	10/2024		76,580	CNY	540,637	672	(14)
	10/2024		582	DKK	3,886	0	(2)
	10/2024		16,863	EUR	15,102	19	(72)
	10/2024		5,653	GBP	4,246	24	0
	10/2024		32,875	IDR	508,641,618	573	0
	10/2024		2,562	ILS	9,381	0	(45)
	10/2024		94,542	INR	7,951,599	265	0
	10/2024		15,317	JPY	2,190,000	0	(79)
	10/2024		51,798	ZAR	944,340	2,787	0
	10/2024	ZAR	148,892		$8,521	0	(86)
	11/2024	BRL	85,110		15,158	0	(408)
	11/2024	CNH	1,037,084		143,359	0	(5,154)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	DKK	3,879		$582	$2	$0
	11/2024	TWD	2,430,631		76,336	27	(853)
	11/2024		$4,997	BRL	27,354	6	0
	11/2024		9,071	CNH	64,152	116	0
	11/2024		14,694	CNY	102,688	3	(3)
	12/2024	MXN	378,720		$19,411	418	(16)
	12/2024	PEN	27,636		7,325	0	(124)
	12/2024		$1,389	PEN	5,291	37	0
	12/2024		6	TRY	224	0	0
	01/2025		10,617	CNH	75,795	285	0
	01/2026	JPY	2,190,000		$16,134	178	0

DUB	10/2024	KRW	109,790,181		82,246	0	(1,057)
	10/2024	PLN	49,441		12,897	52	0
	10/2024	SGD	71		55	0	(1)
	10/2024		$18,203	IDR	280,154,431	221	0
	10/2024		4	ILS	16	0	0
	10/2024		66,195	JPY	9,967,491	3,156	0
	10/2024		36,340	PLN	140,276	154	(64)
	11/2024		12,897		49,478	0	(52)
	02/2025		15,943	MXN	322,545	107	0
	04/2025	JPY	8,702,000		$59,445	0	(2,563)

FAR	10/2024	BRL	50,206		9,215	0	(1)
	10/2024	JPY	4,247,816		29,578	23	0
	10/2024	NZD	46,255		29,076	0	(310)
	10/2024		$13,018	AUD	18,940	76	0
	10/2024		9,088	BRL	50,206	128	0
	10/2024		762,673	JPY	109,870,578	1,777	0
	11/2024	AUD	18,940		$13,025	0	(76)
	11/2024	JPY	109,364,163		762,673	0	(1,781)
	11/2024		$29,078	NZD	46,255	311	0
	12/2024		10,838	PEN	41,145	253	0

GLM	10/2024	BRL	17,994		$3,291	0	(12)
	10/2024	CAD	60,694		44,973	95	0
	10/2024	CNY	483		68	0	(1)
	10/2024	EUR	1,171,706		1,304,682	399	0
	10/2024	JPY	2,469,573		16,997	0	(185)
	10/2024		$1,741	AUD	2,582	44	0
	10/2024		3,303	BRL	17,994	0	0
	10/2024		7,094	CNY	50,355	95	0
	10/2024		2,595	IDR	39,890,222	29	0
	10/2024		1,491	ILS	5,542	0	(4)
	10/2024		6,513	INR	547,780	18	0
	10/2024		67,136	JPY	9,800,000	1,771	(721)
	10/2024		52	KRW	68,380	0	0
	10/2024		17,141	PLN	68,032	534	0
	11/2024	MXN	120,423		$6,026	0	(36)
	11/2024	TWD	2,154		68	0	(1)
	12/2024	MXN	48,933		2,503	47	0
	12/2024		$3,291	BRL	18,117	11	0
	02/2025		7,181	MXN	146,209	96	0
	04/2025	BRL	598,400		$107,730	713	(32)
	06/2025	JPY	3,390,000		22,610	0	(1,683)
	01/2026		6,410,000		47,619	917	0

IND	10/2024	KRW	58,167,103		43,440	0	(700)
	10/2024		$1,463	IDR	22,596,227	23	0

JPM	10/2024	CNH	287,820		$40,221	0	(908)
	10/2024	DKK	44,155		6,601	7	0
	10/2024	ILS	107,975		29,548	623	(48)
	10/2024	JPY	26,750,164		197,648	18,099	(6,708)
	10/2024	KRW	61,464,896		45,984	0	(659)
	10/2024	NOK	19,583		1,851	0	(5)
	10/2024	PLN	107,561		28,056	120	0
	10/2024		$1,796	CAD	2,439	8	0
	10/2024		103,156	CNH	738,102	2,316	0
	10/2024		19,279	CNY	136,212	166	0
	10/2024		6,118	DKK	40,798	0	(26)
	10/2024		230	IDR	3,556,594	4	0
	10/2024		133,037	JPY	18,940,000	0	(1,077)
	10/2024		5,738	KRW	7,602,724	31	0
	10/2024		45,162	PLN	175,076	323	(18)

26	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$136,829	SGD	176,106	$192	$0
	10/2024	ZAR	778,928		$44,514	0	(510)
	11/2024	DKK	40,727		6,118	26	0
	11/2024	SGD	167,457		130,395	0	(115)
	11/2024	TWD	309,691		9,530	0	(301)
	11/2024		$2,432	CNH	17,193	30	0
	11/2024		7,760	CNY	54,204	0	(3)
	11/2024		1,266	DKK	8,425	0	(6)
	11/2024		1,851	NOK	19,576	5	0
	11/2024		29,496	TRY	1,095,249	1,295	0
	12/2024	CNH	77,252		$10,767	0	(314)
	12/2024		$2,506	CLP	2,359,004	116	0
	12/2024		9,665	TRY	364,235	126	0
	04/2025	BRL	7,900		$1,406	0	(8)
	05/2025		$19,824	TRY	875,759	828	0

MBC	10/2024	JPY	53,984,895		$386,117	11,306	(801)
	10/2024	KRW	214,104,627		160,297	0	(2,177)
	10/2024	MYR	787,675		181,275	0	(9,669)
	10/2024	NOK	774		73	0	0
	10/2024	PLN	44,575		11,690	109	0
	10/2024		$39,192	AUD	58,831	1,481	0
	10/2024		762,467	CAD	1,024,444	9	(4,987)
	10/2024		815	CHF	689	0	(1)
	10/2024		29,056	CNY	204,694	174	0
	10/2024		128,166	EUR	115,592	505	0
	10/2024		526,381	GBP	393,737	237	(212)
	10/2024		3,610	IDR	55,952,403	69	0
	10/2024		1,632	NOK	17,175	0	(5)
	10/2024		32,928	SEK	337,430	297	0
	10/2024	ZAR	530,797		$30,916	235	0
	11/2024	CAD	1,020,023		759,813	4,994	0
	11/2024	GBP	386,194		516,513	200	0
	11/2024	TWD	498,005		15,545	0	(264)
	11/2024		$73	NOK	774	0	0
	11/2024		35,099	PLN	135,359	153	(109)
	12/2024	CNH	90,333		$12,656	0	(301)
	12/2024		$12,656	CNH	90,301	297	0
	04/2025	DKK	266,800		$39,431	0	(764)

MYI	10/2024		166,514		24,260	0	(606)
	10/2024	INR	674,356		8,038	0	(2)
	10/2024	JPY	5,720,000		46,773	6,975	0
	10/2024	KRW	82,324,924		61,556	0	(917)
	10/2024	NZD	3,259		2,044	0	(26)
	10/2024	SEK	362,323		35,385	0	(292)
	10/2024	SGD	185,260		142,272	0	(1,871)
	10/2024		$2,156	CAD	2,907	0	(6)
	10/2024		5,761	DKK	38,547	0	(5)
	10/2024		8,677	EUR	7,768	0	(20)
	10/2024		8,606	IDR	132,645,991	117	0
	10/2024		5,946	JPY	855,200	28	(24)
	10/2024		1,267	KRW	1,666,079	0	(3)
	10/2024		303	NOK	3,183	0	(1)
	11/2024	DKK	38,481		$5,761	5	0
	11/2024	TWD	320,236		10,187	21	0
	11/2024		$5,057	CNY	35,449	18	0

NGF	10/2024		11,763	IDR	181,696,738	184	0

RBC	12/2024	MXN	128,406		$6,463	17	0

RYL	10/2024		$146,679	JPY	20,780,000	0	(1,585)

SCX	10/2024	DKK	26,646		$3,966	0	(13)
	10/2024	JPY	135,463		941	0	(1)
	10/2024		$6,567	CNY	46,452	57	0
	10/2024		557	CZK	12,940	14	0
	10/2024		55,056	EUR	49,606	164	0
	10/2024		2,044	GBP	1,529	1	0
	10/2024		750	IDR	11,607,750	13	0
	10/2024		40,328	INR	3,389,360	84	0
	10/2024		4,777	SGD	6,128	0	(9)
	11/2024	CNH	985,954		$136,117	0	(5,074)
	11/2024	SGD	6,118		4,777	9	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	TWD	125,516		$3,903	$0	$(81)
	11/2024		$12,304	CNY	86,246	44	0

SOG	10/2024	EUR	5,100	RON	25,476	18	0
	10/2024	ILS	519		$138	0	(1)
	11/2024	EUR	25,280	RON	126,475	110	0

SSB	10/2024	CHF	140,865		$166,691	252	0
	12/2024	MXN	42,293		2,207	84	0

TOR	10/2024	AUD	119,618		81,125	0	(1,573)
	10/2024	CAD	834,230		619,806	2,965	0
	10/2024	JPY	20,780,000		137,169	0	(7,925)
	10/2024		$7,740	JPY	1,118,996	46	0
	11/2024	DKK	142		$21	0	0
	11/2024	JPY	1,113,856		7,740	0	(46)

UAG	10/2024		$41,807	CHF	35,462	92	0
	10/2024		1,031	GBP	770	0	(2)
	10/2024		34,686	PLN	136,187	691	0
	10/2024		43,194	ZAR	790,443	2,495	0
	11/2024	CHF	35,546		$42,065	1	(94)
	11/2024		$828	PLN	3,167	0	(6)
	11/2024		1,027	TWD	32,398	2	0
	12/2024		26	MXN	504	0	0

Total Forward Foreign Currency Contracts						$92,461	$(132,310)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	1,000	$120	$24
	Call - OTC USD versus CNH		7.325	12/06/2024	3,200	400	53
	Call - OTC USD versus CNH		7.400	12/06/2024	2,840	258	36
	Call - OTC USD versus CNH		7.325	01/14/2025	2,480	241	45
	Call - OTC USD versus CNH		7.400	01/14/2025	3,210	255	44
	Call - OTC USD versus CNH		7.400	01/23/2025	2,650	251	46

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	2,950	310	65
	Call - OTC USD versus CNH		7.450	02/14/2025	2,650	252	53

MBC	Call - OTC USD versus CNH		7.350	12/06/2024	3,300	318	55
	Call - OTC USD versus CNH		7.375	02/14/2025	2,250	221	50

SCX	Call - OTC USD versus CNH		7.300	02/14/2025	1,010	103	19

						$2,729	$490

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308%	05/14/2025	823,300	$642	$265
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.930	06/23/2025	55,800	2,007	997

BRC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	52,300	40	17
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	13,100	481	286

DUB	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.065	06/24/2025	55,200	1,654	784
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.960	06/25/2025	67,500	2,303	1,158
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	12,600	524	276

FAR	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.875	02/03/2025	111,000	655	206

GLM	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.960	06/25/2025	11,600	435	199
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.005	09/25/2025	4,000	166	87

JPM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.308	05/14/2025	17,600	14	6

NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	01/15/2025	783,000	1,037	120

							$9,958	$4,401

28	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	21,400	$1,620	$10,326

Total Purchased Options						$14,307	$15,217

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.250%	06/23/2025	214,600	$(2,039)	$(509)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(8,257)

BRC	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.350	09/25/2025	50,400	(484)	(164)

DUB	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.400	06/24/2025	212,400	(1,657)	(388)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.280	06/25/2025	18,900	(189)	(43)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.300	06/25/2025	240,400	(2,116)	(530)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.330	09/25/2025	48,500	(533)	(162)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	57,100	(187)	(185)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	57,100	(187)	(173)

GLM	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.280	06/25/2025	44,700	(447)	(102)
	Put - OTC 5-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.330	09/25/2025	15,400	(169)	(52)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	48,900	(174)	(13)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	48,900	(174)	(175)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	52,000	(155)	(76)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	52,000	(155)	(142)

JPM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Receive	0.820	12/16/2024	126,000	(890)	(10)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	15,000	(51)	(11)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	15,000	(51)	(1)

Total Written Options							$(11,278)	$(10,993)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.316%	$	27,300	$(902)	$1	$0	$(901)

MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.316		27,500	(908)	0	0	(908)

								$(1,810)	$1	$0	$(1,809)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.106%	$7,820	$(189)	$241	$52	$0

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106	20,100	(487)	622	135	0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.106	4,380	(106)	135	29	0

GST	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452	1,200	(15)	(8)	0	(23)

JPM	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452	750	(8)	(6)	0	(14)

							$(805)	$984	$216	$(37)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$100,739	JPY 14,889,200	$(424)	$177	$0	$(247)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	117,487	17,253,000	(406)	183	0	(223)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	449,645	66,003,400	3,027	697	3,724	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	117,570	17,229,900	(165)	183	18	0

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.590% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	87,891	12,304,800	4,523	145	4,668	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.586% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	99,761	14,714,700	(217)	171	0	(46)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	223,478	31,130,500	12,080	395	12,475	0

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	190,159	26,489,100	11,408	354	11,762	0

							$29,826	$2,305	$32,647	$(516)

30	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/18/2029	MYR 992,430	$(1,095)	$497	$0	$(598)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	82,530	(228)	44	0	(184)

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029	413,840	546	(852)	0	(306)
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2029	15,960	23	(33)	0	(10)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	277,980	1,761	(2,467)	0	(706)

							$1,007	$(2,811)	$0	$(1,804)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	$229,500	$2,934	$(15,845)	$0	$(12,911)

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	03/20/2025	153,000	1,962	(1,466)	496	0

								$4,896	$(17,311)	$496	$(12,911)

Total Swap Agreements								$33,114	$(16,832)	$33,359	$(17,077)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$1,306	$0	$0	$1,306	$0	$0	$0	$0	$1,306	$(1,350)	$(44)
BOA	1,144	1,262	52	2,458	(1,604)	(509)	0	(2,113)	345	(337)	8
BPS	3,733	10,574	3,742	18,049	(20,332)	(8,257)	(14,163)	(42,752)	(24,703)	31,352	6,649
BRC	8,487	303	4,803	13,593	(41,645)	(164)	0	(41,809)	(28,216)	57,844	29,628
CBK	7,853	118	12,504	20,475	(9,270)	0	(46)	(9,316)	11,159	666	11,825
DUB	3,690	2,218	0	5,908	(3,737)	(1,123)	0	(4,860)	1,048	(1,600)	(552)
FAR	2,568	206	0	2,774	(2,168)	(358)	0	(2,526)	248	(339)	(91)
GLM	4,769	286	0	5,055	(2,675)	(560)	0	(3,235)	1,820	2,813	4,633
GST	0	0	11,762	11,762	0	0	(1,946)	(1,946)	9,816	1,632	11,448
IND	23	0	0	23	(700)	0	0	(700)	(677)	788	111
JPM	24,315	6	496	24,817	(10,706)	(22)	(14)	(10,742)	14,075	(13,625)	450
MBC	20,066	105	0	20,171	(19,290)	0	0	(19,290)	881	3,111	3,992
MYC	0	0	0	0	0	0	(908)	(908)	(908)	1,117	209
MYI	7,164	0	0	7,164	(3,773)	0	0	(3,773)	3,391	(2,380)	1,011
NGF	184	120	0	304	0	0	0	0	304	(230)	74
RBC	17	0	0	17	0	0	0	0	17	0	17
RYL	0	0	0	0	(1,585)	0	0	(1,585)	(1,585)	769	(816)
SCX	386	19	0	405	(5,178)	0	0	(5,178)	(4,773)	5,238	465
SOG	128	0	0	128	(1)	0	0	(1)	127	0	127
SSB	336	0	0	336	0	0	0	0	336	774	1,110
TOR	3,011	0	0	3,011	(9,544)	0	0	(9,544)	(6,533)	8,227	1,694
UAG	3,281	0	0	3,281	(102)	0	0	(102)	3,179	(3,640)	(461)

Total Over the Counter	$92,461	$15,217	$33,359	$141,037	$(132,310)	$(10,993)	$(17,077)	$(160,380)

(k)

Securities with an aggregate market value of $114,331 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16,445	$16,445
Swap Agreements	0	266	0	0	37,508	37,774

	$0	$266	$0	$0	$53,953	$54,219

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$92,461	$0	$92,461
Purchased Options	0	0	0	490	14,727	15,217
Swap Agreements	0	216	0	32,647	496	33,359

	$0	$216	$0	$125,598	$15,223	$141,037

	$0	$482	$0	$125,598	$69,176	$195,256

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$190	$190
Futures	0	0	0	0	3,511	3,511
Swap Agreements	0	126	0	0	29,889	30,015

	$0	$126	$0	$0	$33,590	$33,716

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$132,310	$0	$132,310
Written Options	0	0	0	0	10,993	10,993
Swap Agreements	0	1,846	0	516	14,715	17,077

	$0	$1,846	$0	$132,826	$25,708	$160,380

	$0	$1,972	$0	$132,826	$59,298	$194,098

32	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$889	$889
Futures	0	0	0	0	(28,222)	(28,222)
Swap Agreements	0	3,757	0	0	113,325	117,082

	$0	$3,757	$0	$0	$85,992	$89,749

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24,054)	$0	$(24,054)
Written Options	0	0	0	0	8,582	8,582
Swap Agreements	0	(226)	0	(15,558)	(2,472)	(18,256)

	$0	$(226)	$0	$(39,612)	$6,110	$(33,728)

	$0	$3,531	$0	$(39,612)	$92,102	$56,021

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(57)	$(57)
Futures	0	0	0	0	33,200	33,200
Swap Agreements	0	1,122	0	0	(143,098)	(141,976)

	$0	$1,122	$0	$0	$(109,955)	$(108,833)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(161,912)	$0	$(161,912)
Purchased Options	0	0	0	(2,239)	(3,328)	(5,567)
Written Options	0	0	0	0	4,089	4,089
Swap Agreements	0	(135)	0	1,238	(14,565)	(13,462)

	$0	$(135)	$0	$(162,913)	$(13,804)	$(176,852)

	$0	$987	$0	$(162,913)	$(123,759)	$(285,685)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,357	$0	$3,357
Australia
Sovereign Issues	0	13,716	0	13,716
Belgium
Corporate Bonds & Notes	0	8,295	0	8,295
Bermuda
Asset-Backed Securities	0	4,601	0	4,601
Brazil
Sovereign Issues	0	143,855	0	143,855
Canada
Corporate Bonds & Notes	0	42,565	0	42,565
Non-Agency Mortgage-Backed Securities	0	19,427	0	19,427
Sovereign Issues	0	673,711	0	673,711
Cayman Islands
Asset-Backed Securities	0	624,792	0	624,792
Corporate Bonds & Notes	0	9,294	0	9,294
Sovereign Issues	0	10,119	0	10,119
Chile
Sovereign Issues	0	14,634	0	14,634
China
Sovereign Issues	0	127,863	0	127,863
Denmark
Corporate Bonds & Notes	0	160,209	0	160,209
France
Corporate Bonds & Notes	0	73,548	0	73,548
Sovereign Issues	0	217,707	0	217,707
Germany
Corporate Bonds & Notes	0	76,736	0	76,736
Sovereign Issues	0	50,570	0	50,570

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Hungary
Sovereign Issues	$0	$33,595	$0	$33,595
Ireland
Asset-Backed Securities	0	324,573	0	324,573
Corporate Bonds & Notes	0	13,929	0	13,929
Non-Agency Mortgage-Backed Securities	0	1,873	0	1,873
Israel
Sovereign Issues	0	102,190	0	102,190
Italy
Corporate Bonds & Notes	0	63,982	0	63,982
Sovereign Issues	0	41,862	0	41,862
Japan
Corporate Bonds & Notes	0	41,738	0	41,738
Sovereign Issues	0	914,985	0	914,985
Jersey, Channel Islands
Asset-Backed Securities	0	28,993	0	28,993
Corporate Bonds & Notes	0	0	3,934	3,934
Luxembourg
Corporate Bonds & Notes	0	1,383	0	1,383
Malaysia
Corporate Bonds & Notes	0	10,386	0	10,386
Sovereign Issues	0	186,230	0	186,230
Mexico
Sovereign Issues	0	5,159	0	5,159
Netherlands
Corporate Bonds & Notes	0	43,416	0	43,416
New Zealand
Sovereign Issues	0	163	0	163
Norway
Sovereign Issues	0	13,642	0	13,642

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)	September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Peru
Sovereign Issues	$0	$59,618	$0	$59,618
Poland
Sovereign Issues	0	97,155	0	97,155
Qatar
Corporate Bonds & Notes	0	13,716	0	13,716
Romania
Sovereign Issues	0	188,216	0	188,216
Saudi Arabia
Corporate Bonds & Notes	0	1,057	0	1,057
Sovereign Issues	0	180,889	0	180,889
Serbia
Loan Participations and Assignments	0	0	51,013	51,013
Singapore
Sovereign Issues	0	105,110	0	105,110
South Africa
Sovereign Issues	0	138,815	0	138,815
South Korea
Sovereign Issues	0	541,157	0	541,157
Spain
Corporate Bonds & Notes	0	14,393	0	14,393
Sovereign Issues	0	191,803	0	191,803
Supranational
Corporate Bonds & Notes	0	10,029	0	10,029
Switzerland
Corporate Bonds & Notes	0	159,052	0	159,052
United Arab Emirates
Corporate Bonds & Notes	0	53,888	0	53,888
United Kingdom
Corporate Bonds & Notes	0	413,791	0	413,791
Non-Agency Mortgage-Backed Securities	0	254,157	0	254,157
Sovereign Issues	0	243,203	0	243,203
United States
Asset-Backed Securities	0	415,693	0	415,693
Corporate Bonds & Notes	0	658,901	0	658,901
Loan Participations and Assignments	0	12,686	7,568	20,254
Municipal Bonds & Notes	0	23,641	0	23,641
Non-Agency Mortgage-Backed Securities	0	684,226	0	684,226
Preferred Securities	0	10,053	0	10,053

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
U.S. Government Agencies	$0	$8,097,515	$0	$8,097,515
U.S. Treasury Obligations	0	1,314,244	0	1,314,244
Short-Term Instruments
Commercial Paper	0	7,485	0	7,485
Japan Treasury Bills	0	156,219	0	156,219
U.S. Treasury Bills	0	9,274	0	9,274

	$0	$18,159,084	$62,515	$18,221,599

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$712,070	$0	$0	$712,070

Total Investments	$712,070	$18,159,084	$62,515	$18,933,669

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(5,195,042)	$0	$(5,195,042)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,223	49,968	0	54,191
Over the counter	0	141,037	0	141,037

	$4,223	$191,005	$0	$195,228

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,262)	(32,288)	0	(33,550)
Over the counter	0	(160,380)	0	(160,380)

	$(1,262)	$(192,668)	$0	$(193,930)

Total Financial Derivative Instruments	$2,961	$(1,663)	$0	$1,298

Totals	$715,031	$12,962,379	$62,515	$13,739,925

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

34	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Notes to Financial Statements	September 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Notes to Financial Statements	(Cont.)

gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01

36	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

September 30, 2024	(Unaudited)

and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Fund’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Fund’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Fund’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names

Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Notes to Financial Statements	(Cont.)

more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and

38	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

September 30, 2024	(Unaudited)

procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain

(loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Notes to Financial Statements	(Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s

40	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

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shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$689,618	$19,155	$0	$0	$1,576	$710,349	$19,467	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$275,207	$4,546,527	$(4,820,800)	$837	$(50)	$1,721	$13,432	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

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Notes to Financial Statements	(Cont.)

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest

42	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

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income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a

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Notes to Financial Statements	(Cont.)

financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return,

(iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

44	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

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The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

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Notes to Financial Statements	(Cont.)

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the

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amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or

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Notes to Financial Statements	(Cont.)

bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit

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Notes to Financial Statements	(Cont.)

risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory

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organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as

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Notes to Financial Statements	(Cont.)

either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Statement of Operations as Trustee fees.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Notes to Financial Statements	(Cont.)

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $48,533.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$43,424,167	$41,668,489	$1,842,650	$1,847,937

†	A zero balance may reflect actual amounts rounding to less than one thousand.

54	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

September 30, 2024	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2024		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	136,406	$1,347,041	308,759	$2,954,714

I-2	53,318	526,716	131,386	1,259,522

I-3	5,895	58,215	11,140	107,316

Administrative Class	634	6,259	1,665	15,950

Class A	8,010	79,109	19,362	185,609

Class C	122	1,213	165	1,590

Class R	783	7,720	1,177	11,413
Issued as reinvestment of distributions

Institutional Class	21,878	215,899	28,295	271,886

I-2	2,316	22,858	3,059	29,384

I-3	441	4,355	430	4,148

Administrative Class	124	1,228	212	2,032

Class A	1,111	10,960	1,644	15,788

Class C	35	343	52	496

Class R	111	1,097	146	1,403
Cost of shares redeemed

Institutional Class	(94,903)	(936,440)	(208,622)	(2,000,834)

I-2	(43,789)	(432,277)	(116,295)	(1,110,860)

I-3	(4,317)	(42,658)	(4,098)	(39,291)

Administrative Class	(1,191)	(11,760)	(4,257)	(40,647)

Class A	(12,316)	(121,520)	(28,968)	(277,298)

Class C	(481)	(4,760)	(1,051)	(10,033)

Class R	(1,309)	(12,883)	(1,214)	(11,667)

Net increase (decrease) resulting from Fund share transactions	72,878	$720,715	142,987	$1,370,621

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, four persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 63% of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2024, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

$14,402,858	$702,551	$(1,186,169)	$(483,618)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

56	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOM	Bank of Montreal	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc

BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:

EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

EUR003M	3 Month EUR Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	THOR	Thai Overnight Baht Repurchase Rate

DAC	Designated Activity Company	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

58	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”)in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance.

Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate

60	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the

62	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0770FSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to

2	PIMCO TOTAL RETURN FUND

ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	04/27/18	09/08/94	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the PIMCO Total Return Fund	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO TOTAL RETURN FUND

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights	PIMCO Total Return Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

04/01/2024 - 09/30/2024+	$8.56	$0.20	$0.28	$0.48	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	8.63	0.36	(0.09)	0.27	(0.21)	0.00	(0.13)	(0.34)

03/31/2023	9.58	0.27	(0.83)	(0.56)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.22	0.20	(0.60)	(0.40)	(0.24)	0.00	0.00	(0.24)

03/31/2021	10.49	0.22	0.13	0.35	(0.24)	(0.38)	0.00	(0.62)

03/31/2020	10.12	0.32	0.44	0.76	(0.38)	(0.01)	0.00	(0.39)
I-2

04/01/2024 - 09/30/2024+	8.56	0.19	0.29	0.48	(0.20)	0.00	0.00	(0.20)

03/31/2024	8.63	0.36	(0.10)	0.26	(0.20)	0.00	(0.13)	(0.33)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)

03/31/2020	10.12	0.31	0.44	0.75	(0.37)	(0.01)	0.00	(0.38)
I-3

04/01/2024 - 09/30/2024+	8.56	0.19	0.28	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2024	8.63	0.35	(0.09)	0.26	(0.20)	0.00	(0.13)	(0.33)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)

03/31/2020	10.12	0.30	0.45	0.75	(0.37)	(0.01)	0.00	(0.38)
Administrative Class

04/01/2024 - 09/30/2024+	8.56	0.19	0.28	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2024	8.63	0.34	(0.09)	0.25	(0.19)	0.00	(0.13)	(0.32)

03/31/2023	9.58	0.25	(0.83)	(0.58)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.22	0.18	(0.60)	(0.42)	(0.22)	0.00	0.00	(0.22)

03/31/2021	10.49	0.19	0.14	0.33	(0.22)	(0.38)	0.00	(0.60)

03/31/2020	10.12	0.30	0.44	0.74	(0.36)	(0.01)	0.00	(0.37)
Class A

04/01/2024 - 09/30/2024+	8.56	0.18	0.29	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2024	8.63	0.33	(0.09)	0.24	(0.18)	0.00	(0.13)	(0.31)

03/31/2023	9.58	0.24	(0.83)	(0.59)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.22	0.17	(0.60)	(0.43)	(0.21)	0.00	0.00	(0.21)

03/31/2021	10.49	0.18	0.14	0.32	(0.21)	(0.38)	0.00	(0.59)

03/31/2020	10.12	0.29	0.44	0.73	(0.35)	(0.01)	0.00	(0.36)
Class C

04/01/2024 - 09/30/2024+	8.56	0.15	0.28	0.43	(0.15)	0.00	0.00	(0.15)

03/31/2024	8.63	0.27	(0.09)	0.18	(0.12)	0.00	(0.13)	(0.25)

03/31/2023	9.58	0.17	(0.82)	(0.65)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.22	0.09	(0.60)	(0.51)	(0.13)	0.00	0.00	(0.13)

03/31/2021	10.49	0.11	0.13	0.24	(0.13)	(0.38)	0.00	(0.51)

03/31/2020	10.12	0.21	0.44	0.65	(0.27)	(0.01)	0.00	(0.28)
Class R

04/01/2024 - 09/30/2024+	8.56	0.17	0.28	0.45	(0.17)	0.00	0.00	(0.17)

03/31/2024	8.63	0.31	(0.09)	0.22	(0.16)	0.00	(0.13)	(0.29)

03/31/2023	9.58	0.22	(0.83)	(0.61)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.22	0.14	(0.60)	(0.46)	(0.18)	0.00	0.00	(0.18)

03/31/2021	10.49	0.16	0.13	0.29	(0.18)	(0.38)	0.00	(0.56)

03/31/2020	10.12	0.26	0.44	0.70	(0.32)	(0.01)	0.00	(0.33)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which the Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.84	5.70%	$39,370,329	0.53	%*	0.53	%*	0.46	%*	0.46	%*	4.62	%*	313

8.56	3.27	42,614,284	0.51		0.51		0.46		0.46		4.32		469

8.63	(5.75)	44,432,756	0.49		0.49		0.46		0.46		3.09		377

9.58	(4.02)	51,678,056	0.46		0.46		0.46		0.46		1.97		289

10.22	3.25	52,033,884	0.47		0.47		0.46		0.46		2.06		430

10.49	7.63	51,804,718	0.70		0.70		0.46		0.46		3.08		554

8.84	5.65	5,095,775	0.63	*	0.63	*	0.56	*	0.56	*	4.51	*	313

8.56	3.17	4,757,258	0.61		0.61		0.56		0.56		4.23		469

8.63	(5.85)	4,276,414	0.59		0.59		0.56		0.56		2.99		377

9.58	(4.11)	4,428,616	0.56		0.56		0.56		0.56		1.86		289

10.22	3.15	4,682,354	0.57		0.57		0.56		0.56		1.96		430

10.49	7.52	3,809,717	0.80		0.80		0.56		0.56		2.97		554

8.84	5.62	170,897	0.68	*	0.73	*	0.61	*	0.66	*	4.45	*	313

8.56	3.12	139,332	0.66		0.71		0.61		0.66		4.18		469

8.63	(5.89)	136,834	0.64		0.69		0.61		0.66		3.03		377

9.58	(4.16)	92,075	0.61		0.66		0.61		0.66		1.81		289

10.22	3.10	107,994	0.62		0.67		0.61		0.66		1.94		430

10.49	7.47	193,779	0.85		0.90		0.61		0.66		2.90		554

8.84	5.57	704,928	0.78	*	0.78	*	0.71	*	0.71	*	4.37	*	313

8.56	3.02	731,886	0.76		0.76		0.71		0.71		4.05		469

8.63	(5.99)	1,069,278	0.74		0.74		0.71		0.71		2.79		377

9.58	(4.26)	1,569,483	0.71		0.71		0.71		0.71		1.72		289

10.22	2.99	1,668,610	0.72		0.72		0.71		0.71		1.82		430

10.49	7.36	1,739,412	0.95		0.95		0.71		0.71		2.85		554

8.84	5.52	4,467,441	0.87	*	0.87	*	0.80	*	0.80	*	4.28	*	313

8.56	2.93	4,553,670	0.85		0.85		0.80		0.80		3.98		469

8.63	(6.07)	5,217,377	0.83		0.83		0.80		0.80		2.74		377

9.58	(4.34)	6,460,966	0.80		0.80		0.80		0.80		1.62		289

10.22	2.90	7,991,147	0.81		0.81		0.80		0.80		1.72		430

10.49	7.27	7,612,609	1.04		1.04		0.80		0.80		2.75		554

8.84	5.13	123,753	1.62	*	1.62	*	1.55	*	1.55	*	3.53	*	313

8.56	2.16	126,074	1.60		1.60		1.55		1.55		3.22		469

8.63	(6.78)	154,869	1.58		1.58		1.55		1.55		1.96		377

9.58	(5.06)	222,903	1.55		1.55		1.55		1.55		0.87		289

10.22	2.13	353,523	1.56		1.56		1.55		1.55		1.01		430

10.49	6.47	914,682	1.79		1.79		1.55		1.55		2.05		554

8.84	5.39	394,215	1.12	*	1.12	*	1.05	*	1.05	*	4.02	*	313

8.56	2.68	386,149	1.10		1.10		1.05		1.05		3.73		469

8.63	(6.31)	414,747	1.08		1.08		1.05		1.05		2.47		377

9.58	(4.58)	549,527	1.05		1.05		1.05		1.05		1.37		289

10.22	2.64	677,048	1.06		1.06		1.05		1.05		1.48		430

10.49	7.00	722,176	1.29		1.29		1.05		1.05		2.50		554

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Consolidated Statement of Assets and Liabilities	PIMCO Total Return Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$69,577,971
Investments in Affiliates	2,512,029
Financial Derivative Instruments
Exchange-traded or centrally cleared	45,080
Over the counter	162,427
Cash	2,668
Deposits with counterparty	40,988
Foreign currency, at value	77,600
Receivable for investments sold	42,796
Receivable for investments sold on a delayed-delivery basis	412
Receivable for TBA investments sold	22,886,261
Receivable for Fund shares sold	82,688
Interest and/or dividends receivable	340,540
Dividends receivable from Affiliates	10,345
Reimbursement receivable from PIMCO	20
Total Assets	95,781,825

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$26,232
Payable for short sales	1,082,780

Financial Derivative Instruments
Exchange-traded or centrally cleared	56,276
Over the counter	141,649
Payable for investments purchased	119,114
Payable for investments in Affiliates purchased	10,698
Payable for TBA investments purchased	43,642,772
Payable for unfunded loan commitments	4,995
Deposits from counterparty	285,667
Payable for Fund shares redeemed	53,709
Distributions payable	10,719
Accrued investment advisory fees	9,703
Accrued supervisory and administrative fees	8,910
Accrued distribution fees	283
Accrued servicing fees	961
Foreign capital gains tax payable	18
Other liabilities	1
Total Liabilities	45,454,487

Commitments and Contingent Liabilities^

Net Assets	$50,327,338

Net Assets Consist of:

Paid in capital	$59,741,490
Distributable earnings (accumulated loss)	(9,414,152)

Net Assets	$50,327,338

Cost of investments in securities	$72,505,272
Cost of investments in Affiliates	$2,557,764
Cost of foreign currency held	$77,766
Proceeds received on short sales	$1,075,746
Cost or premiums of financial derivative instruments, net	$138,378

* Includes repurchase agreements of:	$139,152

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Net Assets:

Institutional Class	$39,370,329
I-2	5,095,775
I-3	170,897
Administrative Class	704,928
Class A	4,467,441
Class C	123,753
Class R	394,215

Shares Issued and Outstanding:

Institutional Class	4,453,332
I-2	576,403
I-3	19,331
Administrative Class	79,738
Class A	505,329
Class C	13,998
Class R	44,591

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.84
I-2	8.84
I-3	8.84
Administrative Class	8.84
Class A	8.84
Class C	8.84
Class R	8.84

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Consolidated Statement of Operations	PIMCO Total Return Fund

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$1,224,480
Dividends	1,512
Dividends from Investments in Affiliates	94,995
Total Income	1,320,987

Expenses:

Investment advisory fees	64,207
Supervisory and administrative fees	58,751
Distribution and/or servicing fees - Administrative Class	896
Distribution and/or servicing fees - Class A	5,614
Distribution and/or servicing fees - Class C	604
Distribution and/or servicing fees - Class R	961
Trustee fees	139
Interest expense	16,743
Miscellaneous expense	50
Total Expenses	147,965
Waiver and/or Reimbursement by PIMCO	(128)
Net Expenses	147,837

Net Investment Income (Loss)	1,173,150

Net Realized Gain (Loss):

Investments in securities	(90,427)
Investments in Affiliates	733
Exchange-traded or centrally cleared financial derivative instruments	257,790
Over the counter financial derivative instruments	38,662
Foreign currency	(20,036)

Net Realized Gain (Loss)	186,722

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,802,217
Investments in Affiliates	5,242
Exchange-traded or centrally cleared financial derivative instruments	(271,038)
Over the counter financial derivative instruments	(86,299)
Short sales	(8)
Foreign currency assets and liabilities	7,100

Net Change in Unrealized Appreciation (Depreciation)	1,457,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,817,086

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,173,150	$2,292,480
Net realized gain (loss)	186,722	(1,527,657)
Net change in unrealized appreciation (depreciation)	1,457,214	885,584

Net Increase (Decrease) in Net Assets Resulting from Operations	2,817,086	1,650,407

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(945,081)	(1,089,730)
I-2	(109,912)	(109,612)
I-3	(3,407)	(3,452)
Administrative Class	(15,765)	(20,211)
Class A	(96,713)	(105,592)
Class C	(2,148)	(1,985)
Class R	(7,796)	(7,728)

Tax basis return of capital
Institutional Class	0	(651,893)
I-2	0	(68,192)
I-3	0	(2,194)
Administrative Class	0	(13,432)
Class A	0	(72,955)
Class C	0	(2,082)
Class R	0	(6,000)

Total Distributions(a)	(1,180,822)	(2,155,058)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(4,617,579)	(1,888,971)

Total Increase (Decrease) in Net Assets	(2,981,315)	(2,393,622)

Net Assets:

Beginning of period	53,308,653	55,702,275
End of period	$50,327,338	$53,308,653

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Consolidated Schedule of Investments	PIMCO Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Altice France SA
10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		$11,252	$8,467

American Airlines, Inc.
10.294% due 04/20/2028		7,875	8,108

Broadcom, Inc.
5.980% due 08/14/2026 «		17,550	17,506

Castlelake LP
2.950% due 05/13/2031 «		78,896	74,766

CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		2,500	2,502

Cotiviti, Inc.
8.451% due 05/01/2031 «		28,950	28,968

Encina Private Credit LLC
TBD% - 9.027% due 11/30/2025 «µ		5,587	5,478

GHH Holdings Ltd.
7.158% due 12/04/2024 «	GBP	49,316	65,697

Kre Broadway Owner LLC
6.925% - 10.110% (TSFR1M + 1.815%) due 11/10/2024 «~		$105,356	59,738

Project Hudson II
7.730% due 05/29/2026 «		26,500	26,738

Project Quasar Pledgco SLU
6.686% (EURIBOR 1MO + 3.250%) due 03/15/2026 «~	EUR	60,133	65,151

U.S. Renal Care, Inc.
9.960% due 06/20/2028		$582	532

Total Loan Participations and Assignments (Cost $417,305)			363,651

CORPORATE BONDS & NOTES 23.5%

BANKING & FINANCE 14.1%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		5,300	4,875
6.339% due 09/18/2027 •		5,200	5,385
6.575% due 10/13/2026 •		5,500	5,601

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		45,000	45,892

AerCap Ireland Capital DAC
2.450% due 10/29/2026		4,900	4,707
3.000% due 10/29/2028		643	608
3.500% due 01/15/2025		10,450	10,400
4.450% due 10/01/2025		22,600	22,544
4.450% due 04/03/2026		3,900	3,892

AIB Group PLC
7.583% due 10/14/2026 •		1,100	1,132

Aircastle Ltd.
2.850% due 01/26/2028		54,500	51,004
4.250% due 06/15/2026		1,500	1,490

Alamo Re Ltd.
12.296% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		8,000	8,290
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		8,000	8,440

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028		600	592

Ally Financial, Inc.
2.200% due 11/02/2028		890	801
4.750% due 06/09/2027		2,372	2,371
5.800% due 05/01/2025		3,800	3,814
6.848% due 01/03/2030 •		8,400	8,873

American Assets Trust LP
3.375% due 02/01/2031		28,500	24,798

American Express Co.
2.550% due 03/04/2027		1,960	1,892
6.338% due 10/30/2026 •		7,700	7,856

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Homes 4 Rent LP
2.375% due 07/15/2031		$2,600	$2,236
4.250% due 02/15/2028		6,678	6,624
4.900% due 02/15/2029		53,900	54,487

American Honda Finance Corp.
5.938% due 01/10/2025 •		54,200	54,253

American Tower Corp.
2.100% due 06/15/2030		6,000	5,287
2.400% due 03/15/2025		700	692
2.750% due 01/15/2027		23,000	22,232
3.375% due 10/15/2026		4,165	4,094
3.650% due 03/15/2027		275	271
5.200% due 02/15/2029		5,300	5,476
5.800% due 11/15/2028		825	867

Antares Holdings LP
3.950% due 07/15/2026		6,200	6,033
6.500% due 02/08/2029		16,200	16,466
7.950% due 08/11/2028		20,600	21,880

Aon Corp.
2.800% due 05/15/2030		8,300	7,644

Aon North America, Inc.
5.125% due 03/01/2027		20,663	21,144
5.150% due 03/01/2029		4,800	4,960

Asian Development Bank
6.000% due 02/05/2026	BRL	43,700	7,524

Athene Global Funding
5.620% due 05/08/2026		$6,000	6,097
5.684% due 02/23/2026		5,400	5,481
6.044% (SOFRINDX + 1.030%) due 08/27/2026 ~		5,900	5,909
6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~		25,000	25,157

Aviation Capital Group LLC
3.500% due 11/01/2027		1,000	965
4.125% due 08/01/2025		33,233	33,037
4.875% due 10/01/2025		3,800	3,797
5.375% due 07/15/2029		1,100	1,124
5.500% due 12/15/2024		20,062	20,046
6.250% due 04/15/2028		8,318	8,697

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	16,392
5.750% due 03/01/2029		6,100	6,290
6.375% due 05/04/2028		1,900	1,987

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		10,600	11,024
6.033% due 03/13/2035 •		11,100	11,776

Banco BTG Pactual SA
2.750% due 01/11/2026		7,600	7,374
4.500% due 01/10/2025		3,000	2,991

Banco do Brasil SA
4.875% due 01/11/2029		500	496

Banco Santander Chile
2.700% due 01/10/2025		3,050	3,028

Banco Santander SA
2.746% due 05/28/2025		1,400	1,379
3.496% due 03/24/2025		30,600	30,416
4.175% due 03/24/2028 •		19,200	19,021
6.288% (SOFRRATE + 1.380%) due 03/14/2028 ~		24,800	24,965
6.527% due 11/07/2027 •		15,800	16,488
6.607% due 11/07/2028		15,800	17,150

Bangkok Bank PCL
3.466% due 09/23/2036 •(k)		3,000	2,649

Bank of America Corp.
1.197% due 10/24/2026 •		26,600	25,678
2.551% due 02/04/2028 •		38,300	36,804
3.384% due 04/02/2026 •		24,550	24,357
3.419% due 12/20/2028 •		29,798	28,994
3.559% due 04/23/2027 •		9,086	8,975
3.824% due 01/20/2028 •		6,035	5,970
3.970% due 03/05/2029 •		820	810
3.974% due 02/07/2030 •		3,700	3,636
4.271% due 07/23/2029 •		850	848
4.376% due 04/27/2028 •		8,460	8,475
4.827% due 07/22/2026 •		1,579	1,580
5.080% due 01/20/2027 •		2,782	2,805

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.933% due 09/15/2027 •		$48,200	$49,650
6.204% due 11/10/2028 •		897	947
6.236% (SOFRRATE + 1.350%) due 09/15/2027 ~		25,000	25,280

Bank of America NA
6.080% (SOFRRATE + 1.020%) due 08/18/2026 ~		8,100	8,171

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		26,400	26,764

Bank of New York Mellon Corp.
4.543% due 02/01/2029 •		1,368	1,384
4.975% due 03/14/2030 •		11,300	11,674

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026		11,100	11,414

Barclays PLC
2.852% due 05/07/2026 •		48,600	47,971
2.894% due 11/24/2032 •		2,209	1,938
4.837% due 09/10/2028 •		20,600	20,778
4.942% due 09/10/2030 •		2,100	2,118
5.335% due 09/10/2035 •		19,800	20,028
5.674% due 03/12/2028 •		26,700	27,435
5.690% due 03/12/2030 •		16,500	17,167
5.851% due 03/21/2035 •	GBP	2,900	3,929
6.375% due 12/15/2025 •(i)(k)		1,100	1,462
6.408% (SOFRRATE + 1.490%) due 03/12/2028 ~		$46,500	46,874
6.490% due 09/13/2029 •		17,500	18,679
6.496% due 09/13/2027 •		42,300	43,828
6.793% (SOFRRATE + 1.880%) due 09/13/2027 ~		29,000	29,535
7.325% due 11/02/2026 •		40,000	41,057
7.385% due 11/02/2028 •		31,700	34,245
7.437% due 11/02/2033 •		3,191	3,685

BGC Group, Inc.
3.750% due 10/01/2024		26,157	26,157
4.375% due 12/15/2025		4,500	4,459
6.600% due 06/10/2029		12,600	13,040
8.000% due 05/25/2028		18,100	19,485

Block Financial LLC
3.875% due 08/15/2030		3,300	3,158

Blue Owl Finance LLC
3.125% due 06/10/2031		2,000	1,754

BNP Paribas SA
1.904% due 09/30/2028 •		39,900	37,081
2.219% due 06/09/2026 •		23,200	22,759
2.871% due 04/19/2032 •		5,800	5,169
4.625% due 02/25/2031 •(i)(k)		12,400	10,830
5.125% due 01/13/2029 •		16,800	17,162
5.198% due 01/10/2030 •(n)		33,000	33,796
5.497% due 05/20/2030 •		26,700	27,678

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,700	1,826

Boston Properties LP
2.450% due 10/01/2033		4,076	3,264
3.400% due 06/21/2029		28,441	26,614

BPCE SA
5.281% due 05/30/2029		4,750	4,909
5.936% due 05/30/2035 •		4,900	5,134
6.612% due 10/19/2027 •		29,050	30,163
6.714% due 10/19/2029 •		16,700	17,859
7.003% due 10/19/2034 •		5,400	6,051

Brandywine Operating Partnership LP
3.950% due 11/15/2027		13,116	12,549
4.550% due 10/01/2029		16,500	15,532
8.300% due 03/15/2028		1,900	2,050

Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,306
3.900% due 03/15/2027		3,090	3,044
4.125% due 06/15/2026		8,500	8,455

Brookfield Finance, Inc.
4.350% due 04/15/2030		1,200	1,190

CaixaBank SA
5.673% due 03/15/2030 •		3,000	3,116

Cape Lookout Re Ltd.
14.136% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		47,700	48,664

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Financial Corp.
2.636% due 03/03/2026 •		$7,300	$7,220
4.927% due 05/10/2028 •		22,600	22,874
4.985% due 07/24/2026 •		12,200	12,204

CI Financial Corp.
7.500% due 05/30/2029		7,900	8,242

Citibank NA
4.838% due 08/06/2029		7,750	7,933

Citigroup, Inc.
2.572% due 06/03/2031 •		38,100	34,298
3.070% due 02/24/2028 •		71,900	69,891
4.542% due 09/19/2030 •		12,700	12,718
4.658% due 05/24/2028 •		2,400	2,421
5.174% due 02/13/2030 •		22,700	23,324

Citrus Re Ltd.
9.606% (T-BILL 3MO + 5.060%) due 06/07/2029 ~		20,000	20,542

Consumers 2023 Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,708
5.550% due 03/01/2028		25,936	26,224

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,796
1.106% due 02/24/2027 •		24,700	23,565
4.375% due 08/04/2025		22,300	22,188
4.655% due 08/22/2028 •		32,000	32,267
5.447% due 03/05/2030 •		14,750	15,320

COPT Defense Properties LP
2.250% due 03/15/2026		5,390	5,209
2.750% due 04/15/2031		2,700	2,364

Corebridge Financial, Inc.
4.650% due 08/20/2027		7,300	7,390

Corebridge Global Funding
5.750% due 07/02/2026		2,500	2,565

CoStar Group, Inc.
2.800% due 07/15/2030		9,600	8,652

CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,354
1.625% due 04/23/2027 þ		28,900	30,173

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	27,900	7,733

Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	7,457
1.907% due 06/16/2026 •		13,200	12,921
5.794% (SOFRRATE + 0.870%) due 03/11/2027 ~		21,850	21,941
6.316% due 10/03/2029 •		20,550	21,859

Credit Suisse AG AT1 Claim		27,500	3,507

Crown Castle, Inc.
2.900% due 03/15/2027		500	484
3.700% due 06/15/2026		600	593
4.800% due 09/01/2028		4,000	4,050
5.600% due 06/01/2029		3,100	3,242

Danske Bank AS
1.621% due 09/11/2026 •		9,200	8,927
4.298% due 04/01/2028 •		18,900	18,830
5.427% due 03/01/2028 •		3,700	3,794
5.705% due 03/01/2030 •		5,600	5,839
6.259% due 09/22/2026 •		11,500	11,683

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	19,900	21,748
1.625% due 01/20/2027		46,900	50,523
1.750% due 01/17/2028		12,300	13,170
2.129% due 11/24/2026 •		$22,800	22,087
2.311% due 11/16/2027 •		30,400	28,927
2.625% due 12/16/2024	GBP	7,500	9,966
3.035% due 05/28/2032 •		$400	356
3.547% due 09/18/2031 •		50,250	46,858
3.729% due 01/14/2032 •		800	718
3.961% due 11/26/2025 •		286,405	285,692
6.119% due 07/14/2026 •		6,200	6,251
6.283% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	18,226

Digital Realty Trust LP
3.600% due 07/01/2029		21,910	21,186
4.450% due 07/15/2028		43,490	43,609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DNB Bank ASA
1.127% due 09/16/2026 •		$12,100	$11,698

DOC DR LLC
3.950% due 01/15/2028		3,900	3,841

East Lane Re Ltd.
13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		13,400	13,446

Empower Finance LP
1.357% due 09/17/2027		15,600	14,307

EPR Properties
3.600% due 11/15/2031		15,100	13,474
3.750% due 08/15/2029		14,900	13,941
4.500% due 06/01/2027		7,800	7,688
4.750% due 12/15/2026		4,100	4,085
4.950% due 04/15/2028		25,572	25,354

Equinix, Inc.
1.000% due 09/15/2025		58,500	56,493
1.550% due 03/15/2028		38,144	34,810
2.500% due 05/15/2031		14,790	13,071

Equitable Holdings, Inc.
4.350% due 04/20/2028		3,400	3,389

Essex Portfolio LP
3.375% due 04/15/2026		880	866

European Investment Bank
2.875% due 06/13/2025		4,540	4,498

Everglades Re II Ltd.
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		1,650	1,725

Extra Space Storage LP
2.200% due 10/15/2030		3,400	2,980
3.500% due 07/01/2026		5,600	5,530

F&G Annuities & Life, Inc.
6.500% due 06/04/2029		900	928

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		6,100	6,175

Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,251

First American Financial Corp.
4.000% due 05/15/2030		8,290	7,880

Fish Pond Re Ltd.
8.546% (T-BILL 1MO + 4.000%) due 01/08/2027 ~		1,400	1,429

Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	1,700	1,870
2.386% due 02/17/2026		4,575	5,025
2.900% due 02/16/2028		$7,129	6,621
3.250% due 09/15/2025	EUR	7,800	8,680
3.375% due 11/13/2025		$17,400	17,073
4.000% due 11/13/2030		12,500	11,561
4.134% due 08/04/2025		800	793
4.190% due 12/01/2024 •	EUR	2,700	3,009
4.389% due 01/08/2026		$500	496
4.535% due 03/06/2025	GBP	4,400	5,848
4.542% due 08/01/2026		$9,200	9,126
4.687% due 06/09/2025		2,600	2,592
5.113% due 05/03/2029		7,650	7,581
5.125% due 06/16/2025		32,700	32,695
5.800% due 03/08/2029		57,900	58,874
6.125% due 03/08/2034		1,600	1,621

Franklin Resources, Inc.
1.600% due 10/30/2030		1,300	1,104

FS KKR Capital Corp.
6.875% due 08/15/2029		700	729

G City Europe Ltd.
4.250% due 09/11/2025	EUR	13,600	14,800

GA Global Funding Trust
1.625% due 01/15/2026		$8,200	7,898

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,291

General Motors Financial Co., Inc.
2.400% due 04/10/2028		1,842	1,709
6.458% (SOFRINDX + 1.350%) due 05/08/2027 ~		12,100	12,174

Glitner Banki HF
0.000% due 12/31/2030 «	EUR	27	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Globe Life, Inc.
2.150% due 08/15/2030		$9,225	$7,970

GLP Capital LP
3.250% due 01/15/2032		400	354
4.000% due 01/15/2030		19,400	18,540
4.000% due 01/15/2031		2,800	2,627
5.250% due 06/01/2025		4,090	4,090
5.300% due 01/15/2029		3,100	3,155
5.375% due 04/15/2026		1,500	1,507

Goldman Sachs Bank USA
5.656% (SOFRRATE + 0.770%) due 03/18/2027 ~		11,700	11,705
5.787% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,000	999

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		8,600	8,200
5.049% due 07/23/2030 •		37,400	38,385
5.798% due 08/10/2026 •		31,500	31,785
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		29,300	29,382
6.484% due 10/24/2029 •		38,500	41,467
6.550% (TSFR3M + 1.432%) due 05/15/2026 ~		5,300	5,331

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		20,700	20,180

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		10,100	9,782

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025		10,400	10,073

GSPA Monetization Trust
6.422% due 10/09/2029		10,087	10,170

Guardian Life Global Funding
1.250% due 11/19/2027		10,700	9,811

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		2,590	2,273

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		19,100	18,452

HAT Holdings LLC
3.750% due 09/15/2030		9,455	8,545

Healthcare Realty Holdings LP
2.050% due 03/15/2031		3,100	2,557
3.100% due 02/15/2030		2,800	2,574

Highwoods Realty LP
3.050% due 02/15/2030		600	540
4.200% due 04/15/2029		3,600	3,481

Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	7,081
3.500% due 09/15/2030		2,800	2,598

HSBC Holdings PLC
5.402% due 08/11/2033 •		900	933
5.546% due 03/04/2030 •		19,700	20,485
5.597% due 05/17/2028 •		5,600	5,758
5.875% due 09/28/2026 •(i)(k)	GBP	16,600	21,930
5.887% due 08/14/2027 •		$25,600	26,304
6.254% due 03/09/2034 •		8,550	9,343
6.675% (SOFRRATE + 1.570%) due 08/14/2027 ~		26,300	26,692
7.390% due 11/03/2028 •		61,500	66,594

Hudson Pacific Properties LP
3.250% due 01/15/2030		24,000	18,218
3.950% due 11/01/2027		4,400	3,981
4.650% due 04/01/2029		7,300	6,071
5.950% due 02/15/2028		11,567	10,623

ING Groep NV
1.400% due 07/01/2026 •		25,700	25,064
3.875% due 05/16/2027 •(i)(k)		200	181
4.017% due 03/28/2028 •		7,600	7,546
4.250% due 05/16/2031 •(i)(k)		200	167
5.335% due 03/19/2030 •		24,600	25,470

Intercontinental Exchange, Inc.
3.000% due 06/15/2050		5,500	3,940
3.625% due 09/01/2028		4,400	4,301

Intesa Sanpaolo SpA
7.200% due 11/28/2033		3,900	4,445

Invitation Homes Operating Partnership LP
2.300% due 11/15/2028		3,250	2,980

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JAB Holdings BV
2.200% due 11/23/2030		$335	$287

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		25,900	24,542
1.578% due 04/22/2027 •		9,900	9,487
2.182% due 06/01/2028 •		56,450	53,540
2.739% due 10/15/2030 •		5,800	5,375
2.947% due 02/24/2028 •		39,550	38,364
3.540% due 05/01/2028 •		2,000	1,964
3.960% due 01/29/2027 •		6,500	6,464
4.323% due 04/26/2028 •		1,835	1,839
4.851% due 07/25/2028 •		7,660	7,795
4.979% due 07/22/2028 •		18,400	18,762
5.012% due 01/23/2030 •		39,700	40,725
5.299% due 07/24/2029 •		25,600	26,496
5.633% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,017
6.070% due 10/22/2027 •		20,464	21,212
6.087% due 10/23/2029 •		5,000	5,331
6.143% (SOFRRATE + 0.930%) due 07/22/2028 ~		25,500	25,741
6.401% (SOFRRATE + 1.200%) due 01/23/2028 ~		39,600	39,971

JPMorgan Chase Bank NA
5.946% (SOFRRATE + 1.000%) due 12/08/2026 ~		27,200	27,543

Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,501
2.650% due 11/15/2033		4,800	3,763
3.050% due 02/15/2030		6,700	5,992
4.250% due 08/15/2029		5,549	5,316
4.375% due 10/01/2025		900	895
4.750% due 12/15/2028		3,300	3,276
6.250% due 01/15/2036		6,300	6,454

Kimco Realty OP LLC
1.900% due 03/01/2028		8,600	7,937
3.300% due 02/01/2025		7,200	7,152

Kizuna RE Pte Ltd.
7.352% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		2,434	2,475

KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	9,904
3.750% due 07/01/2029		300	292

Kookmin Bank
4.500% due 02/01/2029 (k)		2,500	2,470

Lazard Group LLC
4.500% due 09/19/2028		7,000	6,972

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034 (n)		9,904	10,069

Lloyds Bank PLC
0.000% due 04/02/2032 þ		41,200	28,471

Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	22,400	15,412
4.375% due 03/22/2028		$2,300	2,296
4.947% due 06/27/2025 •(i)(k)	EUR	1,900	2,115
5.462% due 01/05/2028 •		$21,600	22,089
5.805% due 03/07/2025 ~	AUD	9,990	6,922
5.985% due 08/07/2027 •		$1,100	1,129

Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	7,657
2.250% due 05/13/2025		41,100	45,392
3.250% due 11/13/2028		10,900	11,931

Longleaf Pine Re Ltd.
22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		$2,600	2,827

LXP Industrial Trust
2.375% due 10/01/2031		6,200	5,196
2.700% due 09/15/2030		900	802

MassMutual Global Funding
6.248% (SOFRRATE + 0.980%) due 07/10/2026 ~		58,800	59,238

Metropolitan Life Global Funding
3.450% due 12/18/2026		17,500	17,294

Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		6,200	5,882
5.422% due 02/22/2029 •		18,800	19,445

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.475% due 02/22/2031 •		$5,100	$5,353
6.004% (SOFRRATE + 0.940%) due 02/20/2026 ~		1,900	1,904

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	10,636
2.201% due 07/10/2031 •		29,200	25,693
5.382% due 07/10/2030 •		19,800	20,538
5.414% due 09/13/2028 •		24,400	25,162

Morgan Stanley
3.772% due 01/24/2029 •		2,276	2,239
3.790% due 03/21/2030 •	EUR	2,900	3,315
4.130% due 03/19/2027 ~		9,900	11,057
4.679% due 07/17/2026 •		$1,711	1,709
5.042% due 07/19/2030 •		3,100	3,186
5.123% due 02/01/2029 •		700	718
5.173% due 01/16/2030 •		18,200	18,766
5.449% due 07/20/2029 •		3,400	3,534
5.652% due 04/13/2028 •		4,700	4,853
5.656% due 04/18/2030 •		800	842
6.407% due 11/01/2029 •		33,800	36,329

Morgan Stanley Bank NA
5.882% due 10/30/2026		24,000	24,871
5.886% (SOFRRATE + 0.865%) due 05/26/2028 ~		25,000	25,048
6.185% (SOFRRATE + 0.940%) due 07/14/2028 ~		59,500	59,723
6.336% (SOFRRATE + 1.080%) due 01/14/2028 ~		11,800	11,892

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		18,150	18,031

Mutual of Omaha Cos. Global Funding
5.800% due 07/27/2026		15,800	16,180

National Health Investors, Inc.
3.000% due 02/01/2031		6,990	6,102

Nationwide Building Society
3.960% due 07/18/2030 •		34,800	33,852
5.264% due 11/10/2026		15,500	15,923
6.557% due 10/18/2027 •		24,075	25,071

NatWest Group PLC
3.073% due 05/22/2028 •		25,900	25,033
4.892% due 05/18/2029 •		14,600	14,756
5.583% due 03/01/2028 •		20,400	20,931
5.778% due 03/01/2035 •		12,900	13,723
6.016% due 03/02/2034 •		2,000	2,163
6.255% (SOFRRATE + 1.250%) due 03/01/2028 ~		18,300	18,451
8.000% due 08/10/2025 •(i)(k)		1,200	1,220

New York Life Insurance Co.
3.750% due 05/15/2050		5,600	4,493

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	28,319
2.000% due 03/09/2026		23,900	22,831
2.450% due 09/15/2028		500	447
2.750% due 03/09/2028		8,550	7,833

Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	43,509
2.172% due 07/14/2028		1,500	1,375
2.679% due 07/16/2030		9,500	8,509
5.594% due 07/02/2027		11,300	11,644
5.842% due 01/18/2028		13,500	14,031
6.070% due 07/12/2028		12,000	12,641
6.181% due 01/18/2033		29,500	31,936
6.589% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,900	12,978

Norinchukin Bank
2.080% due 09/22/2031		19,700	16,426

Nuveen Finance LLC
4.125% due 11/01/2024		5,475	5,469

Old Republic International Corp.
3.875% due 08/26/2026		2,850	2,822

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	20,048
3.625% due 10/01/2029		14,300	13,483
5.250% due 01/15/2026		33,800	33,934

Ontario Teachers’ Cadillac Fairview Properties Trust
4.125% due 02/01/2029		4,700	4,620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		$45,794	$32,040

Panther Escrow Issuer LLC
7.125% due 06/01/2031		19,900	20,889

Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	16,839
6.875% due 07/15/2029		4,800	5,047

Pinnacol Assurance
8.625% due 06/25/2034 «(l)		15,000	16,607

Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		2,200	2,200
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		9,100	9,405

Primerica, Inc.
2.800% due 11/19/2031		3,000	2,635

Principal Life Global Funding
1.250% due 08/16/2026		14,000	13,272

Purple Re Ltd.
13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		7,800	8,056

Quercus Re DAC
11.674% due 01/06/2031 ~	EUR	300	331

Realty Income Corp.
2.100% due 03/15/2028		$6,400	5,956
2.200% due 06/15/2028		550	511
3.200% due 02/15/2031		800	742
3.875% due 04/15/2025		2,800	2,789
3.950% due 08/15/2027		1,100	1,094
4.625% due 11/01/2025		6,600	6,619
4.875% due 06/01/2026		6,600	6,660

Reinsurance Group of America, Inc.
3.150% due 06/15/2030		6,300	5,875

Ripon Investments Financing Ltd.
0.000% due 02/25/2025 «(l)	GBP	502	671

RNHB BV
0.000% due 10/28/2025 «	EUR	1,275	1,350
0.000% due 01/28/2026 «		1,382	1,436
0.000% due 07/28/2026 «		2,222	2,229
0.000% due 01/28/2027 «		2,019	2,137
0.000% due 03/01/2027 «		1,111	1,244
0.000% due 10/28/2027 «		2,121	2,296
0.000% due 04/28/2028 «		1,063	1,243
0.000% due 10/28/2028 «		2,125	2,660

Sanders Re Ltd.
17.546% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		$17,400	15,444

Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	779
3.450% due 06/02/2025		18,700	18,506
5.353% due 09/06/2030 •		16,200	16,379

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		25,600	27,133

SBA Tower Trust
1.884% due 07/15/2050		24,900	24,036
2.328% due 07/15/2052		12,200	11,295
2.836% due 01/15/2050		3,987	3,959

Scentre Group Trust
3.500% due 02/12/2025		1,000	994
3.625% due 01/28/2026		7,100	7,014

Sixth Street Lending Partners
6.500% due 03/11/2029		1,500	1,540

Societe Generale SA
1.488% due 12/14/2026 •		25,200	24,146
1.792% due 06/09/2027 •		16,000	15,207
6.446% due 01/10/2029 •		25,400	26,535
6.447% due 01/12/2027 •		31,000	31,557
6.691% due 01/10/2034 •		32,100	34,781

Standard Chartered PLC
1.456% due 01/14/2027 •		11,600	11,125
3.971% due 03/30/2026 •		23,000	22,855
5.957% (SOFRRATE + 0.930%) due 11/23/2025 ~		14,200	14,209
6.170% due 01/09/2027 •		33,846	34,447
6.187% due 07/06/2027 •		1,500	1,541

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.301% due 01/09/2029 •		$19,800	$20,838
6.750% due 02/08/2028 •		400	419

Starwood Property Trust, Inc.
4.375% due 01/15/2027		2,000	1,951

Stifel Financial Corp.
4.000% due 05/15/2030		27,600	26,526

Store Capital LLC
2.700% due 12/01/2031		600	511
2.750% due 11/18/2030		4,160	3,641

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		22,107	20,202
2.472% due 01/14/2029		18,800	17,462
5.424% due 07/09/2031		13,200	13,861
5.520% due 01/13/2028		39,550	41,027
5.880% due 07/13/2026		2,300	2,366

Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		10,600	10,829

Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,473
2.700% due 07/15/2031		1,800	1,575
4.200% due 04/15/2032		6,300	5,956

SVB Financial Group
3.125% due 06/05/2030 ^(d)		8,700	5,094

Synchrony Bank
5.400% due 08/22/2025		12,700	12,730
5.625% due 08/23/2027		12,500	12,730

Synchrony Financial
5.150% due 03/19/2029		5,450	5,441

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(g)		6,700	6,590

Tesco Property Finance PLC
5.801% due 10/13/2040	GBP	21,282	28,760

Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	6,691
5.156% due 01/10/2028		13,000	13,393

Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		2,200	2,274
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		1,300	1,341
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		700	720

Truist Financial Corp.
5.122% due 01/26/2034 •		1,350	1,365
5.900% due 10/28/2026 •		5,800	5,876

U.S. Bancorp
4.839% due 02/01/2034 •		800	800

UBS AG
0.250% due 01/05/2026	EUR	2,100	2,260
3.700% due 02/21/2025		$4,400	4,380
5.650% due 09/11/2028		600	630
7.500% due 02/15/2028		22,400	24,610

UBS Group AG
0.625% due 01/18/2033	EUR	4,600	4,088
0.650% due 01/14/2028 •		2,000	2,107
0.650% due 09/10/2029		1,200	1,189
1.000% due 06/24/2027 •		1,500	1,614
1.305% due 02/02/2027 •		$31,700	30,333
2.125% due 10/13/2026 •	EUR	1,360	1,498
2.125% due 11/15/2029 •	GBP	800	959
2.193% due 06/05/2026 •		$53,250	52,283
2.250% due 06/09/2028 •	GBP	1,100	1,370
2.875% due 04/02/2032 •	EUR	2,200	2,375
3.091% due 05/14/2032 •		$3,300	2,977
3.750% due 03/26/2025		20,535	20,431
3.869% due 01/12/2029 •		43,400	42,472
4.125% due 04/15/2026		38,200	38,035
4.194% due 04/01/2031 •		2,550	2,491
4.253% due 03/23/2028		4,200	4,169
4.282% due 01/09/2028		500	496
4.375% due 02/10/2031 •(i)(k)		2,000	1,746
4.550% due 04/17/2026		5,300	5,316
4.751% due 05/12/2028 •		2,800	2,818
5.699% due 02/08/2035 •		5,300	5,597
5.711% due 01/12/2027 •		42,000	42,580
5.959% due 01/12/2034 •		19,000	20,325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.246% due 09/22/2029 •		$18,900	$20,071
6.301% due 09/22/2034 •		10,000	10,980
6.327% due 12/22/2027 •		42,600	44,347
6.373% due 07/15/2026 •		250	253
6.442% due 08/11/2028 •		21,900	23,043
6.537% due 08/12/2033 •		12,500	13,805
7.000% due 09/30/2027 •	GBP	900	1,247
7.750% due 03/01/2029 •	EUR	2,600	3,315
9.016% due 11/15/2033 •		$19,950	25,225

UniCredit SpA
2.569% due 09/22/2026 •		13,600	13,297

Ursa Re Ltd.
10.046% (T-BILL 3MO + 5.500%) due 12/07/2026 ~		16,800	17,401
13.796% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		25,000	26,135

Ventas Realty LP
3.000% due 01/15/2030		28,600	26,503
4.125% due 01/15/2026		3,000	2,987

VICI Properties LP
4.750% due 02/15/2028		18,250	18,335
5.750% due 04/01/2034		2,600	2,725

Virgin Money U.K. PLC
4.000% due 09/03/2027 •	GBP	2,300	3,019

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	4,914
2.188% due 04/30/2026 •		$3,329	3,275
2.393% due 06/02/2028 •		20,160	19,173
3.000% due 10/23/2026		4,263	4,168
3.350% due 03/02/2033 •		2,680	2,451
3.526% due 03/24/2028 •		34,900	34,246
3.584% due 05/22/2028 •		860	843
3.908% due 04/25/2026 •		3,000	2,982
4.478% due 04/04/2031 •		3,447	3,452
4.808% due 07/25/2028 •		7,967	8,062
5.198% due 01/23/2030 •		22,400	23,098
5.574% due 07/25/2029 •		48,317	50,281
5.707% due 04/22/2028 •		18,900	19,519
6.303% due 10/23/2029 •		11,600	12,414

Wells Fargo Bank NA
5.994% (SOFRRATE + 1.070%) due 12/11/2026 ~		6,900	6,970

Welltower OP LLC
3.100% due 01/15/2030		19,700	18,514
4.250% due 04/01/2026		800	799

Windmill Re DAC
8.935% due 07/05/2028 ~	EUR	250	276

Winston RE Ltd.
14.796% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		$670	702

WP Carey, Inc.
4.000% due 02/01/2025		4,350	4,330
4.250% due 10/01/2026		1,700	1,694

Yellow Tulip Assetco BV
1.500% due 07/30/2036 «	EUR	4,250	4,759

Yellow Tulip Bidco BV
0.000% due 07/30/2036 «		4,377	5,784

			7,094,123

INDUSTRIALS 6.4%

7-Eleven, Inc.
1.300% due 02/10/2028		$4,600	4,156
1.800% due 02/10/2031		6,100	5,143

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		12,328	11,966

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		13,000	12,982

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,167	1,093
3.600% due 09/15/2028		2,986	2,901
5.250% due 10/01/2030		9,219	9,244

Aker BP ASA
4.000% due 01/15/2031		1,100	1,045

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		12,917	12,917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altice France SA
5.125% due 07/15/2029	$4,000	$2,817

Amdocs Ltd.
2.538% due 06/15/2030	2,100	1,877

American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,250	1,093
3.000% due 04/15/2030	13,534	12,759
3.150% due 08/15/2033	21,115	19,696
3.200% due 12/15/2029	11,048	10,483
3.250% due 04/15/2030	5,765	5,329
3.350% due 04/15/2031	10,571	9,996
3.375% due 11/01/2028	7,759	7,377
3.500% due 08/15/2033	3,968	3,562
3.575% due 07/15/2029	5,699	5,503
3.600% due 03/22/2029	5,376	5,209
3.650% due 12/15/2029	3,441	3,214
3.650% due 08/15/2030	4,678	4,472
3.700% due 04/01/2028	3,435	3,325

American Airlines, Inc.
5.750% due 04/20/2029	8,000	7,993

Amgen, Inc.
5.150% due 03/02/2028	35,060	36,112

Bacardi Ltd.
4.450% due 05/15/2025	18,200	18,122

Bayer U.S. Finance LLC
4.250% due 12/15/2025	22,600	22,444
4.375% due 12/15/2028	28,900	28,528
6.125% due 11/21/2026	36,300	37,447
6.250% due 01/21/2029	43,100	45,572
6.375% due 11/21/2030	40,000	42,836
6.500% due 11/21/2033	7,800	8,445

Berry Global, Inc.
1.570% due 01/15/2026	8,809	8,479

Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,650
3.080% due 07/01/2051	7,000	4,738

Boeing Co.
2.196% due 02/04/2026	75,579	72,810
2.700% due 02/01/2027	8,125	7,708
2.750% due 02/01/2026	63,290	61,451
3.250% due 02/01/2028	6,700	6,350
4.875% due 05/01/2025	24,900	24,810
5.040% due 05/01/2027	7,968	7,994
5.150% due 05/01/2030	30,741	30,825
6.298% due 05/01/2029	4,500	4,736
6.388% due 05/01/2031	8,100	8,616
6.858% due 05/01/2054	500	549
7.008% due 05/01/2064	1,100	1,213

British Airways Pass-Through Trust
2.900% due 09/15/2036	703	625
3.300% due 06/15/2034	4,854	4,558
3.350% due 12/15/2030	4,175	3,916
3.800% due 03/20/2033	1,362	1,320
4.250% due 05/15/2034	4,846	4,653

Broadcom, Inc.
3.137% due 11/15/2035	175,195	149,884
3.187% due 11/15/2036	23,748	20,137
3.419% due 04/15/2033	15,254	13,865
3.469% due 04/15/2034	19,081	17,190
3.500% due 02/15/2041	10,100	8,312
4.300% due 11/15/2032	38,280	37,613
4.926% due 05/15/2037	50,414	50,394
5.050% due 07/12/2027	2,600	2,658

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	11,100	8,225

Centene Corp.
4.250% due 12/15/2027	5,506	5,412

Charter Communications Operating LLC
2.250% due 01/15/2029	1,250	1,113
3.500% due 06/01/2041	7,900	5,553
3.700% due 04/01/2051	2,200	1,405
3.850% due 04/01/2061	2,040	1,252
4.400% due 04/01/2033	1,850	1,694
4.908% due 07/23/2025	8,620	8,608
6.100% due 06/01/2029	6,900	7,144
6.484% due 10/23/2045	1,500	1,448

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Energy, Inc.
5.650% due 04/15/2034		$900	$932

Choice Hotels International, Inc.
3.700% due 12/01/2029		5,090	4,834

Cigna Group
4.375% due 10/15/2028		1,420	1,426

CommonSpirit Health
3.910% due 10/01/2050		24,400	19,650

Conagra Brands, Inc.
1.375% due 11/01/2027		12,490	11,436

Constellation Brands, Inc.
3.700% due 12/06/2026		2,800	2,773

Continental Resources, Inc.
4.375% due 01/15/2028		4,889	4,820

Cox Communications, Inc.
2.950% due 10/01/2050		4,700	2,958

CRH America Finance, Inc.
3.400% due 05/09/2027		1,600	1,565

CVS Health Corp.
3.250% due 08/15/2029		3,700	3,496

CVS Pass-Through Trust
8.353% due 07/10/2031		140	152

Dell International LLC
6.020% due 06/15/2026		6,997	7,168

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		1,750	1,637

Duke University
2.832% due 10/01/2055		26,400	18,508

Emory University
2.143% due 09/01/2030		7,300	6,582

Enbridge, Inc.
1.600% due 10/04/2026		400	380
5.250% due 04/05/2027		5,000	5,120
5.900% due 11/15/2026		2,300	2,376
6.000% due 11/15/2028		21,100	22,417

Energy Transfer LP
2.900% due 05/15/2025		1,500	1,482
4.950% due 05/15/2028		4,991	5,067
4.950% due 06/15/2028		1,100	1,119
5.000% due 05/15/2050		200	181
5.550% due 05/15/2034		5,250	5,440
6.050% due 12/01/2026		6,200	6,422
6.100% due 12/01/2028		1,500	1,597

EQM Midstream Partners LP
6.000% due 07/01/2025		3,304	3,311
6.500% due 07/01/2027		5,000	5,154

Essential Utilities, Inc.
3.351% due 04/15/2050		1,800	1,315

Expedia Group, Inc.
3.250% due 02/15/2030		2,430	2,292
4.625% due 08/01/2027		5,000	5,041
6.250% due 05/01/2025		17,044	17,090

Ferguson Finance PLC
3.250% due 06/02/2030		4,400	4,104

Fidelity National Information Services, Inc.
1.150% due 03/01/2026		4,000	3,825

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		600	578
4.300% due 01/15/2029		1,760	1,752

Fiserv, Inc.
2.650% due 06/01/2030		37,580	34,253
5.150% due 03/15/2027		21,500	21,988

Flex Ltd.
4.875% due 05/12/2030		17,200	17,234

Ford Motor Co.
3.250% due 02/12/2032 (n)		11,800	10,053

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	2,200	2,355

GE Capital Funding LLC
4.550% due 05/15/2032		$30,055	30,105

GE Capital U.K. Funding Unlimited Co.
5.875% due 01/18/2033	GBP	300	418

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Electric Co.
5.884% (TSFR3M + 0.642%) due 05/05/2026 ~	$2,640	$2,647

Glencore Funding LLC
3.875% due 10/27/2027	1,417	1,398

Global Payments, Inc.
1.200% due 03/01/2026	9,000	8,605
2.650% due 02/15/2025	3,930	3,894
2.900% due 05/15/2030	8,292	7,555
3.200% due 08/15/2029	5,300	4,967

Gray Oak Pipeline LLC
3.450% due 10/15/2027	23,200	22,450

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	14,700	15,580
6.510% due 02/23/2042	800	862

Hamilton College
4.750% due 07/01/2113	29,370	26,394

HCA, Inc.
5.200% due 06/01/2028	10,150	10,419
5.375% due 09/01/2026	26,700	27,000
5.500% due 06/01/2033	5,100	5,298
5.875% due 02/01/2029	1,700	1,782

Howmet Aerospace, Inc.
3.000% due 01/15/2029	1,349	1,280

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	10,000	9,183

Hyatt Hotels Corp.
5.250% due 06/30/2029	7,600	7,786

Hyundai Capital America
1.650% due 09/17/2026	73,100	69,350
2.100% due 09/15/2028	33,000	30,114
5.250% due 01/08/2027	16,400	16,695
5.300% due 01/08/2029	6,500	6,682
5.500% due 03/30/2026	17,500	17,768
5.950% due 09/21/2026	11,800	12,147
6.000% due 07/11/2025	70,300	71,006
6.250% due 11/03/2025	25,000	25,470
6.288% due 08/04/2025 •	43,900	44,135
6.500% due 01/16/2029	8,400	9,016

Icon Investments Six DAC
5.809% due 05/08/2027	1,400	1,445

Imperial Brands Finance PLC
3.500% due 07/26/2026	34,025	33,374
3.875% due 07/26/2029	30,650	29,604
4.250% due 07/21/2025	1,566	1,558

Infor, Inc.
1.750% due 07/15/2025	12,500	12,140

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	6,300	4,998

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025	8,700	8,399

JetBlue Pass-Through Trust
2.750% due 11/15/2033	7,899	7,086
2.950% due 11/15/2029	476	429
4.000% due 05/15/2034	3,970	3,820

JSW Hydro Energy Ltd.
4.125% due 05/18/2031	6,992	6,391

Keurig Dr Pepper, Inc.
5.050% due 03/15/2029	4,300	4,439

Kraton Corp.
5.000% due 07/15/2027	1,200	1,224

Kroger Co.
4.600% due 08/15/2027	8,300	8,373
4.700% due 08/15/2026	6,200	6,243

Las Vegas Sands Corp.
5.900% due 06/01/2027	31,300	32,150
6.000% due 08/15/2029	11,300	11,749

Leidos, Inc.
2.300% due 02/15/2031	13,600	11,825
3.625% due 05/15/2025	1,800	1,785

Liberty Utilities Finance GP 1
2.050% due 09/15/2030	14,600	12,579

LifePoint Health, Inc.
11.000% due 10/15/2030	9,200	10,393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LKQ Corp.
5.750% due 06/15/2028		$615	$638

Marriott International, Inc.
3.500% due 10/15/2032		22,640	20,730
5.450% due 09/15/2026		16,500	16,914

Mather Foundation
2.675% due 10/01/2031		1,050	920

Mattel, Inc.
3.375% due 04/01/2026		4,300	4,207

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		300	297

Micron Technology, Inc.
4.975% due 02/06/2026		10,200	10,270

MidMichigan Health
3.409% due 06/01/2050		29,500	22,219

Mileage Plus Holdings LLC
6.500% due 06/20/2027		770	780

Motorola Solutions, Inc.
2.300% due 11/15/2030		11,770	10,390

MPLX LP
4.700% due 04/15/2048		7,200	6,283

National Football League
5.480% due 10/05/2028 «(l)		27,600	28,422

National Fuel Gas Co.
2.950% due 03/01/2031		10,900	9,630

NetApp, Inc.
1.875% due 06/22/2025		4,700	4,603
2.700% due 06/22/2030		31,100	28,253

Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,352
3.522% due 09/17/2025		$122,700	120,685
4.345% due 09/17/2027		132,300	129,027
4.810% due 09/17/2030		41,900	39,717

NXP BV
2.700% due 05/01/2025		4,788	4,723
3.150% due 05/01/2027		4,100	3,987
3.875% due 06/18/2026		37,682	37,382
5.350% due 03/01/2026		13,800	13,940

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050		4,000	2,684

OCI NV
6.700% due 03/16/2033		6,100	6,397

ONEOK Partners LP
6.850% due 10/15/2037		2,200	2,479

Oracle Corp.
2.800% due 04/01/2027		300	291
3.600% due 04/01/2050		11,100	8,458
3.850% due 04/01/2060		13,100	9,873

PeaceHealth Obligated Group
3.218% due 11/15/2050		8,900	6,299

Penske Truck Leasing Co. LP
5.350% due 03/30/2029		3,600	3,720

Petroleos Mexicanos
10.000% due 02/07/2033		13,700	14,528

Philip Morris International, Inc.
5.125% due 11/17/2027		932	960

President & Fellows of Harvard College
2.517% due 10/15/2050		550	373

Qorvo, Inc.
1.750% due 12/15/2024		716	711

Quanta Services, Inc.
0.950% due 10/01/2024		1,100	1,100

Quest Diagnostics, Inc.
4.600% due 12/15/2027		1,700	1,723
4.625% due 12/15/2029		4,100	4,151

Regeneron Pharmaceuticals, Inc.
2.800% due 09/15/2050		5,500	3,624

Renesas Electronics Corp.
1.543% due 11/26/2024		9,460	9,399
2.170% due 11/25/2026		3,801	3,622

Rolls-Royce PLC
5.750% due 10/15/2027		5,548	5,725

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royalty Pharma PLC
1.200% due 09/02/2025		$11,900	$11,530

S&P Global, Inc.
2.700% due 03/01/2029		1,900	1,794

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		29,100	29,031

Sands China Ltd.
3.800% due 01/08/2026		600	590
5.125% due 08/08/2025		300	300

Santos Finance Ltd.
6.875% due 09/19/2033		18,100	19,926

Skyworks Solutions, Inc.
1.800% due 06/01/2026		380	363

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		4,400	4,435

Southern Co.
1.750% due 03/15/2028		7,190	6,600

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		6,800	6,503
9.375% due 11/30/2029		8,000	8,689

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		4,124	3,869

Sprint Spectrum Co. LLC
4.738% due 09/20/2029		2,300	2,294
5.152% due 09/20/2029		34,650	35,000

Sutter Health
3.361% due 08/15/2050		26,400	20,159

Syngenta Finance NV
4.892% due 04/24/2025		3,751	3,742

T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	20,587
2.050% due 02/15/2028		1,000	932
2.550% due 02/15/2031		25,100	22,378
3.875% due 04/15/2030		17,657	17,176
4.200% due 10/01/2029		7,300	7,270
4.700% due 01/15/2035		8,500	8,474

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,635	4,246
7.000% due 10/15/2028		3,900	4,251

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	9,100	7,318
1.250% due 01/31/2032		7,800	6,214
2.625% due 01/24/2032	GBP	7,000	6,776
4.375% due 01/18/2031	EUR	5,000	4,054
6.500% due 02/09/2032	GBP	3,600	3,573

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$3,669	3,624
4.625% due 12/03/2026		2,043	2,035

United Airlines Pass-Through Trust
2.700% due 11/01/2033		8,160	7,303
2.900% due 11/01/2029		1,364	1,251
3.100% due 01/07/2030		3,948	3,749
3.450% due 06/01/2029		3,813	3,676
3.450% due 01/07/2030		1,568	1,461
3.500% due 09/01/2031		5,663	5,344
3.750% due 03/03/2028		998	978
4.000% due 10/11/2027		1,983	1,954
4.150% due 02/25/2033		9,598	9,234
4.300% due 02/15/2027		755	748
5.450% due 08/15/2038		30,400	31,755
5.800% due 07/15/2037		46,439	48,920
5.875% due 04/15/2029		36,579	37,366

United Airlines, Inc.
4.375% due 04/15/2026		1,900	1,871

Venture Global LNG, Inc.
9.875% due 02/01/2032		1,400	1,557

Verisk Analytics, Inc.
3.625% due 05/15/2050		10,800	8,249

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	10,000	12,617

VMware, Inc.
1.800% due 08/15/2028		$3,000	2,730
4.500% due 05/15/2025		11,358	11,335
4.650% due 05/15/2027		12,010	12,098
4.700% due 05/15/2030		9,100	9,172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		$3,700	$3,610
4.750% due 11/13/2028		39,500	39,535
5.700% due 09/12/2026		6,800	6,957
6.000% due 11/16/2026		25,950	26,705
6.200% due 11/16/2028		13,950	14,694

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		9,200	8,858

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		4,800	4,642

Weir Group PLC
2.200% due 05/13/2026		18,700	17,999

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,530
4.700% due 09/15/2028		6,100	6,179

Woodside Finance Ltd.
3.650% due 03/05/2025		100	99

Worldline SA
4.125% due 09/12/2028	EUR	4,000	4,350

Xylem, Inc.
3.250% due 11/01/2026		$2,400	2,352

			3,207,556

UTILITIES 3.0%

Adani Renewable Energy RJ Ltd.
4.625% due 10/15/2039		7,073	6,065

AEP Texas, Inc.
3.950% due 06/01/2028		5,800	5,727

AES Corp.
2.450% due 01/15/2031		10,600	9,185
3.300% due 07/15/2025		20,050	19,772
3.950% due 07/15/2030		18,167	17,371

Alliant Energy Finance LLC
1.400% due 03/15/2026		8,400	7,999

American Transmission Systems, Inc.
5.000% due 09/01/2044		700	694

Appalachian Power Co.
2.700% due 04/01/2031		13,700	12,256

Arizona Public Service Co.
3.350% due 05/15/2050		14,000	10,244

AT&T, Inc.
2.750% due 06/01/2031 (n)		30,350	27,449
3.850% due 06/01/2060		1,140	864

Boston Gas Co.
3.150% due 08/01/2027		2,900	2,795

CenterPoint Energy Houston Electric LLC
5.200% due 10/01/2028		6,600	6,865

Clearway Energy Operating LLC
3.750% due 02/15/2031		10,700	9,808

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,200	3,391

Constellation Energy Generation LLC
3.250% due 06/01/2025		9,100	9,009

Dominion Energy, Inc.
2.250% due 08/15/2031		4,550	3,939

DTE Energy Co.
4.950% due 07/01/2027		900	915

Duke Energy Carolinas LLC
2.550% due 04/15/2031		1,500	1,349

Duke Energy Progress LLC
2.000% due 08/15/2031		12,400	10,651

Edison International
5.450% due 06/15/2029		13,300	13,819
5.750% due 06/15/2027		4,700	4,852

EDP Finance BV
1.710% due 01/24/2028		38,300	35,257

Electricite de France SA
5.700% due 05/23/2028		5,000	5,207
9.125% due 03/15/2033 •(i)		13,700	15,629

Enel Finance America LLC
2.875% due 07/12/2041		2,800	2,018
7.100% due 10/14/2027		13,700	14,722

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International NV
1.625% due 07/12/2026		$17,400	$16,566
2.125% due 07/12/2028		11,300	10,378
2.500% due 07/12/2031		800	696
4.625% due 06/15/2027		35,600	35,783
5.000% due 06/15/2032		12,900	13,054
5.125% due 06/26/2029		2,500	2,562

Entergy Corp.
1.900% due 06/15/2028		2,100	1,928
2.800% due 06/15/2030		1,100	1,006
3.750% due 06/15/2050		7,700	5,896

EPH Financing International AS
6.651% due 11/13/2028	EUR	16,400	19,615

Evergy Metro, Inc.
2.250% due 06/01/2030		$2,600	2,326

Exelon Corp.
2.750% due 03/15/2027		770	745
3.950% due 06/15/2025		933	928

Fells Point Funding Trust
3.046% due 01/31/2027		8,500	8,235

FirstEnergy Corp.
1.600% due 01/15/2026		5,500	5,318
2.250% due 09/01/2030		7,000	6,202
3.900% due 07/15/2027		2,000	1,981

Florida Power & Light Co.
3.700% due 12/01/2047		600	491

FORESEA Holding SA
7.500% due 06/15/2030		2,013	1,929

Georgia Power Co.
3.250% due 03/15/2051		9,900	7,318

India Green Power Holdings
4.000% due 02/22/2027		5,133	4,914

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		6,370	6,162

ITC Holdings Corp.
2.950% due 05/14/2030		20,900	19,296

Kentucky Utilities Co.
3.300% due 06/01/2050		5,200	3,816

Monongahela Power Co.
3.550% due 05/15/2027		4,400	4,321

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		290	241

New York State Electric & Gas Corp.
1.950% due 10/01/2030		18,300	15,416

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		66,790	59,730

Niagara Mohawk Power Corp.
3.508% due 10/01/2024		1,000	1,000
4.278% due 12/15/2028		17,600	17,346

ONEOK, Inc.
4.250% due 09/24/2027		49,425	49,482
4.400% due 10/15/2029		32,625	32,524
4.750% due 10/15/2031		45,250	45,264
5.050% due 11/01/2034		19,930	19,849
5.550% due 11/01/2026		2,700	2,762
5.650% due 11/01/2028		7,200	7,529
5.700% due 11/01/2054		11,400	11,344
5.850% due 11/01/2064		2,600	2,583
6.050% due 09/01/2033		36,100	38,591
6.350% due 01/15/2031		1,100	1,192

Pacific Gas & Electric Co.
2.100% due 08/01/2027		28,879	27,070
2.500% due 02/01/2031		39,700	34,797
2.950% due 03/01/2026		4,050	3,954
3.150% due 01/01/2026		35,240	34,585
3.250% due 06/01/2031		18,660	16,998
3.300% due 03/15/2027		9,400	9,147
3.300% due 12/01/2027		10,000	9,653
3.300% due 08/01/2040		20,719	16,103
3.450% due 07/01/2025		13,300	13,150
3.500% due 06/15/2025		16,990	16,805
3.500% due 08/01/2050		51,900	37,620
3.750% due 07/01/2028		12,700	12,368
3.750% due 08/15/2042		2,000	1,584
3.950% due 12/01/2047		24,400	19,234

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 12/01/2046	$6,800	$5,417
4.200% due 03/01/2029	26,800	26,388
4.250% due 03/15/2046	9,600	7,932
4.300% due 03/15/2045	8,500	7,118
4.400% due 03/01/2032	26,200	25,523
4.450% due 04/15/2042	9,200	8,017
4.500% due 07/01/2040	23,100	20,858
4.500% due 12/15/2041	10,400	8,943
4.550% due 07/01/2030	49,903	49,537
4.600% due 06/15/2043	3,300	2,919
4.650% due 08/01/2028	6,100	6,126
4.750% due 02/15/2044	4,100	3,663
4.950% due 07/01/2050	7,800	7,098
6.100% due 01/15/2029	25,250	26,675
6.150% due 01/15/2033	14,100	15,146
6.400% due 06/15/2033	25,500	27,883

PacifiCorp
3.300% due 03/15/2051	100	71
5.100% due 02/15/2029	1,500	1,550
5.300% due 02/15/2031	15,200	15,829
5.800% due 01/15/2055	19,600	20,582

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	46,200	46,310

Public Service Co. of Colorado
1.900% due 01/15/2031	1,900	1,636

ReNew Wind Energy AP2
4.500% due 07/14/2028	11,600	10,867

Rio Oil Finance Trust
8.200% due 04/06/2028	1,450	1,487
9.750% due 01/06/2027	12,918	13,380

Rochester Gas & Electric Corp.
1.850% due 12/01/2030	600	513

San Diego Gas & Electric Co.
1.700% due 10/01/2030	2,037	1,763
3.320% due 04/15/2050	1,300	959

Southern California Edison Co.
2.500% due 06/01/2031	7,760	6,874
2.750% due 02/01/2032	18,550	16,511
3.650% due 06/01/2051	15,000	11,584
4.400% due 09/06/2026	3,600	3,629
4.875% due 02/01/2027	5,100	5,180
5.150% due 06/01/2029	9,300	9,652
5.350% due 03/01/2026	18,600	18,860

Southern California Gas Co.
2.950% due 04/15/2027	6,830	6,649

Southwestern Electric Power Co.
4.100% due 09/15/2028	257	255

Southwestern Public Service Co.
3.150% due 05/01/2050	7,900	5,529

System Energy Resources, Inc.
2.140% due 12/09/2025	18,500	17,933

Toledo Edison Co.
2.650% due 05/01/2028	18,667	17,435

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025	500	496

Virginia Electric & Power Co.
4.450% due 02/15/2044	10	9

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	19,800	20,390
5.088% due 05/01/2029	12,300	12,471

WEC Energy Group, Inc.
1.375% due 10/15/2027	3,725 3,429
1.800% due 10/15/2030	16,190	14,030

		1,532,345

Total Corporate Bonds & Notes (Cost $12,088,319)		11,834,024

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.1%

California Health Facilities Financing Authority Revenue Bonds, Series 2019
2.211% due 06/01/2025	4,500	4,439
2.534% due 06/01/2028	5,100	4,855

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.584% due 06/01/2029	$3,600	$3,384
2.704% due 06/01/2030	5,100	4,750

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	2

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	7,235	6,217
3.850% due 06/01/2050	12,385	11,618
4.214% due 06/01/2050	3,900	3,041

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	231

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	6,770	6,347

University of California Revenue Bonds, Series 2020
1.316% due 05/15/2027	5,700	5,338

		50,222

CONNECTICUT 0.0%

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003
5.910% due 06/01/2033	165	183

FLORIDA 0.0%

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024
5.526% due 07/01/2034	5,100	5,384

GEORGIA 0.1%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	48,877	55,990

LOUISIANA 0.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	3,300	3,421

NEW YORK 0.2%

New York State Urban Development Corp. Revenue Bonds, Series 2020
1.827% due 03/15/2029	800	733
2.027% due 03/15/2031	23,000	20,217
2.127% due 03/15/2032	23,000	19,878
2.227% due 03/15/2033	23,000	19,549
2.277% due 03/15/2034	19,000	16,485

		76,862

OHIO 0.0%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,345

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	181

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
1.329% due 11/01/2025	1,000	970
1.946% due 11/01/2028	2,435	2,261
2.046% due 11/01/2029	1,400	1,279
2.096% due 11/01/2030	1,750	1,569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	$61,404	$63,548
5.169% due 04/01/2041	34,500	36,381

		106,008

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,468
3.401% due 06/01/2034	10,930	9,496
3.501% due 06/01/2035	9,935	8,505

		19,469

Total Municipal Bonds & Notes (Cost $335,257)		321,065

U.S. GOVERNMENT AGENCIES 60.6%

Fannie Mae
0.000% due 02/25/2033 - 11/25/2040 •	356	314
0.000% due 03/25/2036 (b)(g)	608	556
0.675% due 02/25/2037 •(a)	7	1
0.699% due 03/25/2036 ~(a)	5,095	261
0.705% due 06/25/2037 •(a)	40	3
0.755% due 12/25/2042 •(a)	825	114
0.853% due 05/25/2044 ~(a)	4,531	248
0.855% due 05/25/2037 - 01/25/2040 •(a)	435	33
0.862% due 12/25/2038 ~(a)	4,606	295
0.889% due 10/25/2043 •	14,487	14,607
0.905% due 08/25/2042 •(a)	5,408	866
0.985% due 03/25/2037 •(a)	22	2
1.155% due 07/25/2036 •(a)	227	23
1.168% due 06/25/2055 ~(a)	4,329	247
1.205% due 12/25/2036 - 06/25/2037 •(a)	147	9
1.245% due 12/25/2036 •(a)	81	9
1.255% due 07/25/2037 •(a)	55	7
1.365% due 05/25/2037 •(a)	20	2
2.349% due 01/25/2031 ~(a)	193,246	13,225
3.000% due 08/25/2040 - 09/01/2057	53,256	49,613
3.500% due 08/25/2042	14,149	13,480
4.000% due 07/25/2040 - 01/01/2059	16,782	16,323
4.470% due 03/01/2033 •	7	7
4.500% due 01/25/2035 - 09/25/2041	74,021	73,415
4.767% due 12/25/2042 ~	3,770	3,788
4.812% due 05/01/2030 •	1	1
5.000% due 09/18/2027 - 04/25/2035	274	277
5.000% due 04/25/2043 •	749	713
5.223% due 12/01/2036 •	8	8
5.273% due 10/25/2042 ~	2,913	2,954
5.497% due 02/01/2035 •	338	341
5.500% due 08/25/2035	17	18
5.522% due 11/01/2035 •	30	30
5.554% due 11/01/2034 •	48	48
5.583% due 03/25/2034 •	5	5
5.585% due 10/01/2034 - 12/01/2034 •	80	81
5.602% due 01/01/2035 •	520	523
5.607% due 12/01/2034 •	10	10
5.613% due 08/25/2034 •	3	3
5.643% due 01/01/2035 •	1,016	1,041
5.645% due 08/01/2027 - 05/25/2037 •	192	191
5.665% due 11/01/2034 •	65	65
5.675% due 09/01/2034 •	31	32
5.695% due 01/25/2033 - 05/25/2048 •	13,793	13,583
5.707% due 07/25/2037 •	39	38
5.715% due 01/01/2036 - 06/25/2037 •	139	138
5.722% due 01/01/2035 •	462	464
5.732% due 02/01/2035 •	10	10

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.734% due 11/01/2037 •	$5	$6
5.738% due 11/01/2032 •	3	3
5.745% due 05/25/2034 - 03/25/2044 •	922	917
5.750% due 12/20/2027 - 08/25/2034	302	311
5.755% due 03/25/2037 •	3	3
5.758% due 01/01/2035 •	11	11
5.765% due 01/25/2037 •	188	186
5.775% due 07/25/2037 •	158	156
5.780% due 03/25/2036 •	267	262
5.793% due 10/01/2035 •	93	95
5.795% due 06/25/2029 - 06/25/2047 •	19,200	19,008
5.805% due 09/25/2035 •	12	12
5.809% due 12/01/2035 •	7	7
5.825% due 11/25/2040 •	1,579	1,572
5.845% due 10/25/2030 - 04/25/2047 •	26,280	26,057
5.848% due 09/01/2034 •	8	8
5.855% due 07/25/2036 •	368	367
5.856% due 04/18/2028 •	1	1
5.872% due 12/01/2034 •	5	5
5.894% due 12/01/2034 •	137	139
5.895% due 08/25/2030 - 12/25/2049 •	27,886	27,712
5.906% due 10/18/2030 •	57	56
5.907% due 11/01/2035 •	172	176
5.915% due 10/25/2040 •	14	14
5.930% due 12/01/2034 •	3	3
5.944% due 12/01/2033 •	47	48
5.945% due 09/25/2041 •	311	311
5.949% due 11/01/2034 •	3	3
5.958% due 12/01/2036 •	2	2
5.959% due 02/01/2035 •	108	110
5.975% due 08/25/2037 •	1,736	1,735
5.978% due 12/01/2035 •	62	62
5.995% due 12/25/2032 - 07/25/2034 •	548	549
5.996% due 11/01/2034 •	93	95
6.000% due 05/17/2027 - 10/25/2044	3,200	3,349
6.006% due 12/18/2031 •	11	11
6.015% due 09/01/2035 •	117	118
6.030% due 11/01/2035 •	43	44
6.032% due 11/01/2035 •	77	77
6.038% due 10/01/2035 •	32	32
6.041% due 02/01/2035 •	41	42
6.045% due 03/25/2040 •	379	380
6.047% due 03/01/2036 •	9	9
6.057% due 01/01/2037 •	4	4
6.065% due 03/25/2038 •	24	24
6.066% due 12/01/2033 - 02/01/2035 •	496	501
6.115% due 06/25/2037 •	60	61
6.133% due 01/01/2036 •	8	8
6.145% due 03/25/2038 - 11/25/2039 •	73	73
6.151% due 01/25/2051 •	25,265	25,638
6.153% due 11/01/2035 •	572	591
6.162% due 11/01/2035 •	86	87
6.175% due 02/01/2035 •	4	4
6.199% due 02/01/2027 •	5	5
6.206% due 03/01/2036 •	77	78
6.211% due 09/01/2037 •	5	5
6.228% due 09/01/2035 •	306	311
6.249% due 02/01/2036 •	28	28
6.250% due 12/01/2025 •	6	6
6.250% due 02/25/2029	61	62
6.251% due 12/25/2050 •	7,824	7,826
6.259% due 09/01/2035 •	11	11
6.277% due 12/01/2033 •	114	117
6.285% due 04/01/2033 •	4	4
6.287% due 02/01/2036 •	79	80
6.290% due 03/01/2034 •	339	343
6.291% due 04/01/2035 •	5	5
6.295% due 04/25/2032 •	1	1
6.300% due 11/01/2035 - 01/01/2036 •	170	175
6.323% due 03/01/2036 •	65	66
6.362% due 06/01/2043 •	858	868

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.363% due 07/01/2042 - 12/01/2044 •	$3,621	$3,665
6.380% due 05/01/2025 - 08/01/2027 •	2	2
6.383% due 09/01/2035 •	41	43
6.412% due 09/01/2041 •	1,518	1,530
6.438% due 01/01/2035 •	116	119
6.486% due 05/01/2035 •	458	466
6.500% due 07/18/2027 - 06/25/2044	3,391	3,513
6.521% due 04/01/2038 •	1	1
6.525% due 04/01/2034 •	12	12
6.526% due 03/01/2033 •	13	13
6.547% due 05/01/2035 •	20	20
6.550% due 03/01/2035 •	2	2
6.562% due 10/01/2040 •	40	40
6.563% due 10/01/2030 - 10/01/2040 •	326	327
6.579% due 05/25/2035 ~	1,012	1,038
6.625% due 10/01/2026 •	1	1
6.628% due 12/01/2027 •	36	36
6.633% due 12/01/2030 •	2	2
6.654% due 08/25/2037 ~	17	17
6.690% due 11/01/2025 •	1	2
6.710% due 03/01/2035 •	4	4
6.722% due 07/01/2033 •	1	1
6.725% due 12/01/2026 •	2	2
6.731% due 11/01/2035 •	34	35
6.735% due 08/01/2027 •	14	14
6.737% due 01/01/2036 •	32	32
6.750% due 08/01/2025 •	3	3
6.788% due 08/01/2035 •	24	24
6.856% due 10/01/2035 •	66	67
6.867% due 04/01/2027 - 09/01/2035 •	6	5
6.895% due 11/01/2025 - 11/01/2035 •	290	297
6.897% due 06/01/2035 •	25	26
6.902% due 05/01/2038 •	2,458	2,535
6.910% due 06/01/2035 •	58	58
6.913% due 09/01/2035 •	273	274
6.986% due 11/01/2034 •	178	186
6.995% due 05/01/2033 •	5	5
7.000% due 12/18/2026 - 01/25/2048	495	506
7.014% due 05/01/2036 •	64	66
7.121% due 09/01/2034 •	753	774
7.131% due 09/01/2033 •	12	12
7.135% due 11/01/2025 - 08/01/2026 •	6	6
7.140% due 04/01/2027 •	1	1
7.178% due 03/01/2034 •	1	1
7.200% due 08/01/2035 •	71	72
7.207% due 03/01/2034 •	199	203
7.210% due 10/01/2034 •	134	134
7.220% due 07/01/2026 •	2	2
7.228% due 05/01/2035 •	296	299
7.252% due 02/01/2035 •	68	69
7.260% due 08/01/2033 - 06/01/2035 •	54	55
7.265% due 09/01/2029 •	1	1
7.268% due 07/01/2035 - 05/01/2037 •	51	53
7.276% due 07/01/2035 •	138	142
7.277% due 09/01/2033 •	2	2
7.293% due 06/01/2035 •	48	48
7.310% due 08/01/2032 •	1	2
7.315% due 05/01/2035 •	4	4
7.318% due 06/01/2035 •	696	721
7.337% due 04/01/2035 •	197	199
7.345% due 07/01/2026 •	1	1
7.353% due 05/01/2034 •	24	24
7.367% due 04/01/2036 •	17	18
7.375% due 08/01/2035 •	77	79
7.381% due 08/01/2035 •	317	321
7.383% due 08/01/2035 •	1	1
7.398% due 08/01/2035 •	125	127
7.410% due 10/01/2034 •	64	65
7.415% due 07/01/2034 •	2	2
7.430% due 07/01/2035 •	2	2
7.435% due 06/01/2034 •	1	1
7.450% due 10/01/2027 •	9	9
7.460% due 05/01/2035 •	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.487% due 09/01/2035 •	$23	$24
7.500% due 08/20/2027 - 07/25/2041	76	77
7.500% due 06/19/2041 ~	6	6
7.510% due 09/01/2035 •	93	95
7.529% due 07/01/2035 •	31	31
7.537% due 08/01/2035 •	40	41
7.538% due 06/01/2033 •	4	4
7.564% due 06/01/2035 •	4	4
7.594% due 09/01/2037 •	1	1
7.599% due 05/01/2035 •	5	6
7.652% due 07/01/2034 •	146	148
7.787% due 07/01/2035 •	22	23
8.000% due 07/18/2027 - 03/01/2030	1	1
8.500% due 02/17/2027	11	12

Freddie Mac
0.000% due 02/15/2041 •	9	6
0.165% due 05/15/2033 •	66	71
0.543% due 06/15/2042 - 08/15/2042 •(a)	14,714	1,793
0.610% due 06/15/2039 ~(a)	2,807	204
0.790% due 09/15/2043 - 12/15/2043 •	7,048	7,326
0.793% due 02/15/2038 •(a)	110	8
0.836% due 10/15/2041 ~(a)	1,320	87
0.843% due 05/15/2039 •(a)	128	13
0.860% due 11/15/2038 ~(a)	6,842	551
0.861% due 05/15/2038 ~(a)	495	36
0.993% due 03/15/2037 •(a)	101	10
1.043% due 08/15/2036 •(a)	54	7
1.053% due 12/15/2041 •(a)	5,077	769
1.123% due 09/15/2036 •(a)	74	9
1.193% due 11/15/2036 •(a)	2,897	338
2.875% due 04/25/2026	13,600	13,363
2.939% due 04/25/2029	2,600	2,486
3.000% due 03/01/2027	2	2
3.000% due 08/15/2027 (a)	1,140	32
3.500% due 07/01/2029 - 10/01/2047	39,116	37,261
4.000% due 10/01/2033 - 05/01/2048	34,999	34,330
4.500% due 12/01/2024 - 02/01/2046	2,450	2,459
4.762% due 08/15/2032 ~	41	40
5.000% due 08/15/2034 - 07/01/2040	1,873	1,925
5.000% due 03/15/2043 •	298	285
5.117% due 01/25/2036 ~	1,174	1,120
5.229% due 08/25/2031 •	60	63
5.500% due 05/15/2033 - 03/01/2038	1,230	1,291
5.647% due 10/15/2043 •	24,702	24,136
5.707% due 07/15/2034 - 05/15/2037 •	142	139
5.757% due 08/15/2035 - 02/15/2037 •	80	79
5.777% due 07/15/2034 •	77	76
5.797% due 02/15/2037 •	7	7
5.807% due 12/15/2029 - 11/15/2043 •	1,902	1,886
5.816% due 08/15/2040 - 10/15/2040 •	15,026	14,884
5.857% due 06/15/2031 - 05/15/2041 •	659	656
5.867% due 05/15/2036 •	200	199
5.875% due 10/01/2035 •	16	17
5.901% due 08/15/2037 •	222	301
5.906% due 11/15/2042 •	3,629	3,603
5.907% due 11/15/2030 - 12/15/2031 •	1	1
5.950% due 06/15/2028	1,775	1,791
5.957% due 06/15/2030 - 12/15/2032 •	17	17
5.975% due 10/01/2035 •	1,473	1,521
5.977% due 01/15/2041 •	454	453
5.978% due 04/01/2036 •	72	74
5.983% due 01/01/2037 •	11	11
6.000% due 07/15/2026 - 10/15/2036	4,514	4,718

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.007% due 02/15/2032 - 03/15/2044 •	$1,596	$1,590
6.037% due 05/15/2032 - 07/15/2037 •	1,091	1,091
6.057% due 12/15/2032 - 11/15/2037 •	865	866
6.097% due 03/01/2035 •	128	128
6.110% due 10/01/2035 •	726	739
6.120% due 10/01/2035 - 11/01/2035 •	893	906
6.127% due 08/15/2037 •	1,273	1,277
6.128% due 02/01/2037 •	2	2
6.167% due 10/15/2037 •	501	504
6.177% due 05/15/2037 •	383	385
6.187% due 05/15/2040 •	7	7
6.207% due 08/15/2036 •	9	9
6.250% due 12/15/2028	32	33
6.251% due 03/15/2050 •	6,603	6,657
6.264% due 05/01/2035 •	467	475
6.307% due 11/15/2039 •	7	7
6.309% due 11/01/2035 •	332	340
6.323% due 02/25/2045 •	4,034	3,852
6.350% due 01/01/2034 •	219	225
6.367% due 07/15/2037 •	110	111
6.378% due 03/01/2035 •	3	3
6.395% due 05/25/2043 •	2,500	2,548
6.455% due 09/01/2035 •	386	395
6.479% due 11/01/2028 •	32	32
6.500% due 03/01/2026 - 10/25/2043	11,997	12,386
6.523% due 07/25/2044 •	611	584
6.544% due 09/01/2035 •	5	6
6.559% due 04/01/2036 •	2	2
6.670% due 06/01/2030 •	67	68
6.737% due 08/01/2035 •	2	2
6.783% due 06/01/2033 •	25	26
6.820% due 02/01/2037 •	1	1
6.911% due 05/01/2037 •	2	2
6.914% due 09/01/2035 •	6	6
6.980% due 05/01/2037 •	24	24
7.000% due 06/01/2026 - 10/25/2043	4,162	4,383
7.025% due 02/01/2036 •	18	18
7.118% due 05/01/2037 •	6	6
7.187% due 07/01/2035 •	246	252
7.216% due 09/01/2035 •	2	3
7.245% due 05/01/2036 •	18	18
7.275% due 03/01/2036 •	4	4
7.327% due 08/01/2035 •	761	785
7.345% due 08/01/2035 •	27	27
7.346% due 02/01/2026 •	17	17
7.386% due 11/01/2034 •	27	28
7.405% due 07/01/2030 •	50	51
7.414% due 06/01/2035 •	1,773	1,843
7.456% due 07/01/2035 •	244	247
7.481% due 08/01/2035 •	1	1
7.482% due 07/01/2027 - 01/01/2028 •	1	1
7.487% due 06/01/2037 •	1	1
7.500% due 09/20/2026 - 10/01/2036	489	507
7.500% due 08/01/2035 •	3	3
7.558% due 09/01/2037 •	0	1
7.643% due 07/01/2032 •	1	1
7.645% due 05/01/2025	536	539
8.500% due 11/01/2024 - 06/01/2030	1	1

Ginnie Mae
2.500% due 03/15/2043 - 04/20/2052	56,174	49,524
3.000% due 07/20/2046 - 08/20/2052	280,399	255,695
3.500% due 10/15/2041 - 12/20/2052	296,771	279,160
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	98	98
3.625% due 07/20/2027 - 07/20/2034 •	413	414
3.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2026 ~	83	80

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 11/20/2026 - 10/20/2033 •	$468	$466
4.000% (H15T1Y + 1.500%) due 10/20/2024 - 07/20/2026 ~	25	25
4.000% due 10/20/2026 - 08/20/2030 •	216	216
4.000% due 05/20/2041 - 03/15/2052	74,517	72,430
4.000% due 02/20/2044 (a)	9,708	1,128
4.500% (H15T1Y + 1.500%) due 07/20/2025 - 10/20/2025 ~	1	1
4.500% due 08/15/2033 - 11/20/2049	59,234	59,258
4.625% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2026 ~	104	104
4.625% due 01/20/2027 - 02/20/2034 •	862	861
4.750% due 07/20/2035	378	376
4.875% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2026 ~	74	74
4.875% due 04/20/2027 - 04/20/2041 •	1,049	1,058
5.000% (H15T1Y + 1.500%) due 03/20/2025 - 06/20/2026 ~	11	10
5.000% due 05/20/2027 - 05/20/2030 •	205	205
5.000% due 07/15/2033 - 06/20/2050	3,005	3,070
5.100% due 04/20/2063 - 05/20/2063 •	775	770
5.295% due 08/20/2045 •	2,194	2,156
5.500% due 03/16/2034	390	389
5.525% due 07/20/2049 •	1,462	1,440
5.665% due 05/20/2047 •	527	504
5.845% due 09/20/2052 •	7,163	7,026
5.896% due 04/20/2065 •	8	8
5.897% due 05/20/2065 •	807	805
5.906% due 06/20/2065 •	5,115	5,108
5.916% due 09/20/2065 •	6,102	6,091
5.927% due 02/20/2067 •	2,697	2,693
5.937% due 06/20/2067 •	1,225	1,220
5.967% due 01/20/2061 - 07/20/2063 •	1,160	1,158
5.995% due 02/20/2074 •	19,383	19,335
6.000% due 04/15/2028 - 12/20/2041	611	637
6.017% due 05/20/2065 •	2,701	2,696
6.037% due 04/20/2062 - 06/20/2065 •	4,976	4,969
6.040% due 02/20/2060 •	2,317	2,318
6.047% due 06/20/2065 •	2,491	2,486
6.067% due 03/20/2062 - 09/20/2065 •	10,219	10,206
6.070% due 02/20/2060 •	229	229
6.087% due 08/20/2065 •	23,060	23,034
6.127% due 12/20/2065 •	10,106	10,097
6.167% due 04/20/2070 •	20,306	20,238
6.217% due 12/20/2065 - 10/20/2066 •	16,560	16,575
6.225% due 03/20/2073 •	77,595	77,991
6.317% due 04/20/2066 - 11/20/2066 •	14,650	14,676
6.365% due 12/20/2072 •	72,034	72,938
6.387% due 07/20/2065 •	819	822
6.467% due 01/20/2066 - 03/20/2066 •	20,082	20,165
6.485% due 11/20/2072 •	79,537	80,936
6.500% due 04/15/2026 - 09/20/2038	51	51
6.517% due 02/20/2066 •	14,513	14,572
6.522% due 04/20/2067 •	5,247	5,322
6.617% due 03/20/2066 •	5,033	5,074
6.625% due 06/20/2041 •	2	2
6.723% due 06/20/2067 •	8,797	8,936
6.859% due 11/20/2067 •	2,150	2,173
7.000% due 10/20/2025 - 10/15/2034	87	90
7.500% due 07/15/2025 - 02/15/2035	45	46
8.000% due 08/20/2025 - 10/20/2031	81	82

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 06/15/2026 - 04/15/2031	$53	$53
9.000% due 06/15/2025 - 11/15/2030	19	19

Ginnie Mae, TBA
2.000% due 10/01/2054	180,700	153,242
2.500% due 10/01/2054	130,950	115,425
3.000% due 10/01/2054 - 11/01/2054	496,400	452,813
3.500% due 10/01/2054	214,372	201,425
4.000% due 11/01/2054	207,100	200,387
4.500% due 10/01/2054	43,900	43,352

Small Business Administration
6.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	1	1

U.S. Small Business Administration
4.625% due 02/01/2025	7	7
4.870% due 12/01/2024	5	5
4.950% due 03/01/2025	8	8
5.110% due 08/01/2025	3	3
5.310% due 05/01/2027	7	7
5.320% due 04/01/2027	8	8
5.510% due 11/01/2027	17	17
5.600% due 09/01/2028	53	53
5.780% due 08/01/2027	1	1
5.820% due 07/01/2027	74	75
5.870% due 07/01/2028	20	20
6.020% due 08/01/2028	18	19
6.070% due 07/01/2026	12	12

Uniform Mortgage-Backed Security
2.000% due 01/01/2025 - 03/01/2052	21,822	18,080
2.500% due 02/01/2040 - 03/01/2040	5,135	4,693
3.000% due 12/01/2025 - 08/01/2052	1,122,882	1,015,200
3.500% due 10/01/2024 - 09/01/2050	103,158	101,461
4.000% due 06/01/2025 - 05/01/2053	887,145	856,568
4.500% due 10/01/2024 - 08/01/2053	452,821	445,851
5.000% due 02/01/2025 - 08/01/2054	464,783	466,103
5.500% due 09/01/2025 - 08/01/2054	2,575,791	2,608,025
6.000% due 03/01/2026 - 08/01/2054	650,242	666,028
6.500% due 05/01/2027 - 01/01/2054	148,588	153,305
7.500% due 08/01/2026 - 09/01/2030	5	4
8.000% due 12/01/2024 - 08/01/2032	847	881
8.500% due 01/01/2025 - 09/01/2031	210	212

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2054 - 11/01/2054	396,160	342,400
3.000% due 10/01/2039 - 11/01/2054	5,012,974	4,503,890
4.000% due 11/01/2054	1,473,720	1,416,628
4.500% due 10/01/2039 - 12/01/2054	4,818,550	4,740,016
5.000% due 10/01/2054 - 11/01/2054	5,185,700	5,183,452
5.500% due 10/01/2054 - 11/01/2054	3,034,600	3,070,008
6.000% due 10/01/2054 - 11/01/2054	1,766,500	1,805,483
6.500% due 11/01/2054	212,400	218,879

Vendee Mortgage Trust
5.873% due 01/15/2030 ~	256	262

Total U.S. Government Agencies (Cost $30,545,025)		30,507,163

U.S. TREASURY OBLIGATIONS 16.5%

U.S. Treasury Bonds
1.375% due 11/15/2040	1,602,270	1,087,916

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 08/15/2050	$188,040	$103,642
1.750% due 08/15/2041	331,100	234,893
1.875% due 02/15/2041	495,600	363,637
2.250% due 05/15/2041 (p)	196,500	152,372
2.250% due 08/15/2049 (n)(r)	81,320	56,368
2.750% due 11/15/2042	585,200	480,070
2.875% due 05/15/2043	412,260	342,401
2.875% due 08/15/2045	321,230	261,188
2.875% due 05/15/2049	185,660	146,624
3.000% due 05/15/2042 (n)(p)(r)	41,700	35,863
3.000% due 11/15/2044 (n)(p)(r)	56,000	46,742
3.000% due 05/15/2045	800,850	666,051
3.000% due 11/15/2045 (p)(r)	80,700	66,956
3.000% due 02/15/2049 (r)	100,880	81,701
3.125% due 02/15/2043 (p)	79,700	68,987
3.125% due 08/15/2044 (p)	194,200	165,669
3.250% due 05/15/2042	659,142	586,315
3.375% due 05/15/2044 (p)	163,600	145,425
3.625% due 08/15/2043 (r)	43,200	40,021
3.625% due 02/15/2044	132,460	122,298
4.625% due 05/15/2044	114,900	121,812
4.625% due 05/15/2054	222,500	241,395

U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2025 (p)	149,846	147,184
0.125% due 10/15/2025 (p)	30,668	30,076
0.125% due 07/15/2031 (p)	308,518	282,352
0.125% due 01/15/2032 (p)	207,754	187,851
0.125% due 02/15/2051	727,633	460,106
0.125% due 02/15/2052	86,548	53,911
0.250% due 02/15/2050	141,057	93,752
0.375% due 07/15/2025 (p)	80,375	79,230
0.625% due 07/15/2032 (p)	418,885	392,396
0.625% due 02/15/2043	821	660
0.750% due 02/15/2045	185,392	148,360
0.875% due 02/15/2047	69,448	55,831
1.000% due 02/15/2046	38,363	32,002
1.000% due 02/15/2049	10,874	8,882
1.250% due 04/15/2028 (p)	302,416	299,636
1.375% due 02/15/2044	15,520	14,170
1.500% due 02/15/2053	173,398	156,933
1.750% due 01/15/2034	21,078	21,323
1.875% due 07/15/2034	54,128	55,473
2.125% due 02/15/2054	67,332	70,084
2.375% due 01/15/2025 (p)	17,854	17,736

U.S. Treasury Notes
4.875% due 04/30/2026 (p)(r)	12,000	12,207

U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	22,400	10,675
0.000% due 08/15/2042 (a)	96,900	44,319

Total U.S. Treasury Obligations (Cost $10,116,743)		8,293,495

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.6%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	22,000	21,579

1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	511	505

225 Liberty Street Trust
3.597% due 02/10/2036	31,607	29,968

Adjustable Rate Mortgage Trust
3.859% due 09/25/2035 ~	840	726
4.178% due 01/25/2036 ~	269	246
5.209% due 08/25/2036 •	10,782	3,828
5.230% due 11/25/2035 ~	142	102
5.450% due 03/25/2036 ~	113	58
5.509% due 11/25/2035 •	8	6
5.592% due 09/25/2035 ~	44	39
5.598% due 10/25/2035 ~	596	562
6.119% due 03/25/2035 •	2,384	2,060
6.514% due 01/25/2036 ~	908	662
6.545% due 07/25/2035 ~	260	243
7.023% due 08/25/2035 ~	129	128
7.625% due 11/25/2035 ~	46	44
7.813% due 07/25/2035 ~	153	143

American Home Mortgage Assets Trust
3.825% due 11/25/2035 ~	1,933	1,442

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
5.329% due 12/25/2046 •	$439	$363
6.876% due 12/25/2035 •	1,194	405
6.876% due 11/25/2045 •	2,801	1,140

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	7,800	7,182

Ashford Hospitality Trust
6.169% due 04/15/2035 •	9,581	9,530
6.394% due 06/15/2035 •	3,987	3,958

Atrium Hotel Portfolio Trust
6.344% due 06/15/2035 •	3,800	3,797

BAMLL Commercial Mortgage Securities Trust
0.010% due 10/15/2027 «	592	96
2.627% due 01/15/2032	4,200	3,242
2.847% due 04/20/2042 «	36,960	28,621
3.819% due 07/14/2037	5,000	4,672
3.893% due 01/15/2048 «	248,669	244,688
3.893% due 06/15/2053 «	84,600	71,966
4.215% due 11/15/2046 «	102,659	100,848
4.215% due 08/15/2053 «	35,100	29,390
4.227% due 08/10/2038 ~	5,681	5,456
8.567% due 10/15/2027 «(l)	49,980	47,442
8.799% due 10/15/2027 «	160,988	161,064

Banc of America Alternative Loan Trust
6.000% due 11/25/2035	214	187
6.000% due 07/25/2046	616	535

Banc of America Commercial Mortgage Trust
3.705% due 09/15/2048	30,450	30,041

Banc of America Funding Trust
2.371% due 03/20/2036 ~	77	73
3.383% due 10/20/2046 ~	806	682
4.304% due 03/20/2036 ~	66	57
4.560% due 10/20/2046 ~	844	709
4.783% due 09/20/2046 ~	645	577
4.943% due 02/20/2036 ~	926	838
4.969% due 09/20/2047 ~	1,259	1,067
5.017% due 01/20/2047 ~	24	21
5.069% due 04/25/2037 •	115	92
5.389% due 04/25/2037 •	982	789
5.400% due 05/20/2036 ~	299	266
5.414% due 04/20/2036 ~	812	698
5.455% due 10/20/2036 •	5,271	4,013
5.455% due 12/20/2046 •	694	564
5.500% due 09/25/2034	822	786
5.591% due 05/25/2035 ~	10	10
5.655% due 05/20/2035 •	230	208
5.750% due 10/25/2035	749	622
5.750% due 09/25/2036	392	362
5.769% due 05/25/2037 •	2,064	1,716
6.000% due 09/25/2036	1,261	1,247
6.000% due 09/25/2036 •	70	60
6.000% due 03/25/2037	2,897	2,282
6.000% due 08/25/2037	2,501	2,031
6.253% due 10/25/2036 þ	205	180
6.315% due 11/20/2034 ~	991	973
6.337% due 01/25/2037 þ	212	198
6.388% due 04/25/2037 þ	680	569
7.621% due 09/20/2034 ~	16	13

Banc of America Mortgage Trust
4.940% due 02/25/2035 ~	232	226
5.064% due 11/25/2035 ~	125	111
5.412% due 01/25/2036 ~	557	503
5.500% due 05/25/2037	184	140
5.695% due 07/25/2035 ~	44	41
5.750% due 07/20/2032 ~	10	9
5.965% due 08/25/2035 ~	1,116	1,066
6.000% due 07/25/2046 •	307	266
6.192% due 07/25/2035 ~	128	122
6.348% due 07/25/2035 ~	622	518
6.422% due 05/25/2034 ~	56	55
6.437% due 02/25/2035 ~	162	157
6.629% due 07/25/2034 ~	21	21
6.870% due 05/25/2033 ~	1	1
7.452% due 09/25/2033 ~	156	149

BANK
2.403% due 03/15/2063	54,030	48,270
2.649% due 01/15/2063	76,897	69,661
2.920% due 12/15/2052	26,900	24,872

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.071% due 08/15/2061		$3,150	$3,046
3.183% due 08/15/2061		25,500	23,444
3.488% due 11/15/2050		6,400	6,067
3.506% due 03/15/2064 ~		38,300	35,635
4.005% due 02/15/2052		17,268	16,829

Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053		3,010	2,881
2.639% due 02/15/2053		8,250	7,511
4.314% due 12/15/2051		7,000	6,961
4.600% due 06/15/2055 ~		5,000	5,012
6.394% due 07/15/2037 •		10,923	10,829

Barclays Mortgage Loan Trust
0.000% due 03/25/2064 ~		2	2
6.921% due 03/25/2064 ~		46,011	47,970

Barrow Funding PLC
0.000% due 11/16/2062 (g)	GBP	12,152	10,776
5.965% due 11/16/2062		192,782	258,378
6.865% due 11/16/2062		14,894	20,225
7.365% due 11/16/2062		7,434	10,175
8.165% due 11/16/2062		4,964	6,779
9.465% due 11/16/2062		2,494	3,393
10.965% due 11/16/2062		2,470	3,385

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		$37,416	32,883
5.000% due 10/25/2051 •		418	390

BCAP LLC Trust
3.961% due 07/26/2036 ~		352	312
4.387% due 08/26/2036 ~		6,359	4,291
4.485% due 03/26/2037 þ		3,548	3,506
4.560% due 03/26/2037 ~		1,052	857
4.844% due 01/26/2047 •		2,555	2,483
5.250% due 06/26/2036		29,911	11,481
5.250% due 04/26/2037		9,700	5,640
5.250% due 04/26/2037 ~		2,616	2,347
5.250% due 06/26/2037		810	759
5.389% due 05/25/2047 •		31	29
5.409% due 05/25/2047 •		3,283	3,189
5.500% due 11/25/2034		1,288	1,116
5.528% due 05/26/2036 ~		1,661	1,045
6.000% due 10/26/2037 ~		1,252	873

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~		6	4
3.250% due 02/25/2033 ~		7	5
4.000% due 05/25/2034 ~		1	1
4.138% due 09/25/2034 ~		305	280
4.300% due 05/25/2047 ~		5,180	4,695
4.434% due 06/25/2047 ~		7,511	6,834
4.798% due 02/25/2036 ~		1,835	1,687
4.863% due 03/25/2035 ~		685	626
5.069% due 01/25/2035 ~		24	23
5.125% due 01/25/2035 ~		120	103
5.130% due 11/25/2030 ~		368	364
5.260% due 04/25/2034 ~		361	324
5.261% due 02/25/2036 ~		68	51
5.262% due 07/25/2034 ~		48	46
5.388% due 08/25/2033 ~		3	3
5.495% due 02/25/2034 ~		186	174
5.628% due 08/25/2035 ~		1,442	1,353
5.681% due 02/25/2047 ~		1,144	992
5.688% due 01/25/2034 ~		509	489
5.993% due 08/25/2035 ~		78	69
6.055% due 11/25/2034 ~		644	594
6.117% due 07/25/2034 ~		26	25
6.250% due 01/25/2034 ~		6	5
6.321% due 06/25/2035 ~		15	15
6.500% due 04/25/2033 ~		8	8
6.538% due 10/25/2035 ~		4,916	4,834
6.540% due 01/25/2034 ~		361	360
6.625% due 04/25/2033 ~		95	96
6.640% due 05/25/2033 ~		157	148
6.875% due 04/25/2033 ~		95	95
7.080% due 10/25/2035 •		2,145	2,040
7.660% due 02/25/2036 •		623	593

Bear Stearns ALT-A Trust
3.250% due 02/25/2034 ~		10	9
4.110% due 11/25/2035 ~		2,154	1,200
4.227% due 03/25/2036 ~		3,263	2,658
4.302% due 08/25/2036 ~		3,224	2,193
4.560% due 08/25/2036 ~		36	17

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.583% due 11/25/2036 ~	$2,752	$1,231
4.585% due 03/25/2036 ~	1,476	1,201
4.590% due 04/25/2035 ~	1	1
4.609% due 05/25/2036 ~	3,714	1,798
4.644% due 02/25/2036 ~	427	294
4.654% due 11/25/2036 ~	524	291
4.743% due 05/25/2036 ~	3,366	1,452
4.823% due 03/25/2036 ~	5,745	3,454
4.968% due 09/25/2034 ~	83	75
5.006% due 12/25/2046 ~	158	112
5.080% due 11/25/2036 ~	1,451	751
5.088% due 01/25/2035 ~	1,424	1,196
5.183% due 07/25/2035 ~	4,411	3,055
5.240% due 09/25/2035 ~	9,753	5,865
5.289% due 02/25/2034 •	587	554
5.289% due 08/25/2036 •	4,891	4,279
5.289% due 01/25/2047 •	1,647	1,362
5.309% due 08/25/2036 •	8,580	7,948
5.339% due 01/25/2036 ~	2,156	2,032
5.357% due 02/25/2034 ~	448	423
5.369% due 02/25/2034 •	8	8
5.449% due 02/25/2036 •	516	487
5.454% due 05/25/2035 ~	12,404	11,768
5.987% due 12/25/2033 ~	278	268
6.373% due 08/25/2034 ~	14	14
6.761% due 05/25/2035 ~	36	35

Bear Stearns Asset-Backed Securities Trust
5.369% due 11/25/2034 •	653	548
5.500% due 01/25/2034 þ	15	12

Bear Stearns Mortgage Funding Trust
5.129% due 12/25/2046 •	10,890	9,777

Bear Stearns Mortgage Securities, Inc.
5.879% due 06/25/2030 ~	1	1

Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~	911	728
5.515% due 01/26/2036 ~	733	545

Beast Mortgage Trust
6.261% due 03/15/2036 •	700	605
6.397% due 02/15/2037 •	19,000	16,920

BellaVista Mortgage Trust
5.579% due 05/20/2045 •	7	5

Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	9,407
3.458% due 03/15/2055	34,330	31,739
4.016% due 03/15/2052	32,609	31,617
4.232% due 01/15/2052	36,036	35,272
4.592% due 05/15/2055 ~	36,500	35,346

Beneria Cowen & Pritzer Collateral Funding Corp.
6.010% due 06/15/2038 •	17,400	16,178

BFLD Trust
6.361% due 10/15/2035 •	14,300	10,859

BIG Commercial Mortgage Trust
6.438% due 02/15/2039 •	8,483	8,423

BINOM Securitization Trust
4.441% due 08/25/2057 ~	12,683	12,468

Braemar Hotels & Resorts Trust
6.089% due 06/15/2035 •	40	40

BSREP Commercial Mortgage Trust
6.161% due 08/15/2038 •	5,397	5,004

BWAY Mortgage Trust
6.461% due 09/15/2036 •	4,740	4,519

BX Trust
3.202% due 12/09/2041	3,681	3,425
5.846% due 04/15/2039 •	26,505	26,064
5.911% due 01/15/2034 •	1,295	1,290
5.941% due 10/15/2036 •	25,107	24,949

Cantor Commercial Real Estate Lending
2.874% due 11/15/2052	7,900	7,200

CD Mortgage Trust
3.431% due 08/15/2050	5,207	5,041

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	13,356	12,203

Chase Mortgage Finance Trust
4.441% due 03/25/2037 ~	58	55
4.682% due 12/25/2035 ~	688	609
4.706% due 01/25/2036 ~	2,821	2,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.749% due 09/25/2036 ~	$179	$165
4.815% due 12/25/2035 ~	5,075	4,809
4.899% due 03/25/2037 ~	1,463	1,417
5.500% due 03/25/2037	20	2
5.626% due 02/25/2037 ~	663	649
5.792% due 02/25/2037 ~	103	102
5.822% due 09/25/2036 ~	21	18
6.000% due 11/25/2036	1,054	429
6.000% due 02/25/2037	547	215
6.000% due 03/25/2037	506	280
6.552% due 02/25/2037 ~	7	6
6.673% due 02/25/2037 ~	4	4
6.715% due 02/25/2037 ~	75	73

ChaseFlex Trust
5.000% due 07/25/2037	1,040	349
5.469% due 06/25/2035 •	1,331	556
6.000% due 02/25/2037	1,277	478

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.259% due 08/25/2037 þ	521	414
5.269% due 08/25/2037 •	3,057	2,826
5.649% due 08/25/2037 •	3,126	2,942

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.119% due 01/25/2036 •	186	174
5.149% due 05/25/2036 •	344	317
5.149% due 07/25/2036 •	179	165
5.219% due 08/25/2035 •	103	98

Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	7	7
5.500% due 04/25/2037	41	40
6.000% due 08/25/2036	226	209
6.000% due 04/25/2037	3,829	3,621

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	17,090
3.778% due 09/10/2058	21,895	21,576
4.742% due 05/15/2054 ~	36,400	36,389
6.391% due 10/15/2036 •	7,400	7,346

Citigroup Global Markets Mortgage Securities
5.469% due 05/25/2032 •	24	24

Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	23,953	1
0.000% due 02/25/2058 ~	32	25
0.000% due 02/25/2063 ~	361,603	303,974
0.000% due 09/25/2064 ~	11	11
0.110% due 02/25/2058 ~(a)	16,704	80
0.450% due 02/25/2058 ~(a)	16,704	268
2.774% due 02/25/2058 ~	14,196	10,996
4.131% due 10/25/2046 ~	913	797
4.181% due 12/25/2035 ~	869	545
4.423% due 09/25/2064 ~	29,289	25,260
4.560% due 03/25/2037 ~	720	627
4.708% due 04/25/2037 ~	614	540
4.726% due 05/25/2035 ~	189	182
5.039% due 01/25/2037 •	172	149
5.500% due 11/25/2035	457	459
5.676% due 07/25/2046 ~	1,617	1,562
5.769% due 08/25/2035 •	357	337
6.090% due 08/25/2035 ~	1,500	1,356
6.175% due 02/25/2034 ~	57	57
6.246% due 08/25/2035 ~	1,975	1,869
6.250% due 11/25/2037 ~	2,329	1,045
6.830% due 09/25/2035 •	79	77
7.230% due 10/25/2035 •	2,206	2,205
7.600% due 10/01/2054 «(c)	27,700	28,820

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
5.208% due 09/25/2035 ~	6,141	5,435

CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	186	172
6.000% due 06/25/2037	404	352

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •	1,720	1,698

Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	7,148
3.091% due 10/10/2049	10,964	10,581
3.510% due 09/10/2050	19,203	18,491
3.545% due 02/10/2036	40,182	38,860

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.590% due 11/10/2047	$12,074	$12,054
4.228% due 05/10/2051	45,152	43,820

Community Program Loan Trust
4.500% due 04/01/2029	112	111

Countrywide Alternative Loan Resecuritization Trust
3.922% due 08/25/2037 ~	993	465
6.000% due 05/25/2036	778	457
6.000% due 08/25/2037 ~	995	480

Countrywide Alternative Loan Trust
4.638% due 11/25/2035 ~	343	315
4.712% due 02/25/2037 ~	5,091	4,471
4.789% due 10/25/2035 ~	61	45
5.169% due 04/25/2047 •	3,758	3,627
5.250% due 06/25/2035	223	171
5.265% due 09/20/2046 •	503	508
5.319% due 05/25/2036 •	2,037	800
5.319% due 08/25/2036 •	952	406
5.319% due 05/25/2037 •	116	35
5.329% due 11/25/2036 •	4,043	4,855
5.349% due 07/25/2046 •	464	469
5.349% due 09/25/2046 •	3,694	3,520
5.389% due 05/25/2035 •	57	53
5.389% due 07/25/2046 •	100	89
5.469% due 04/25/2036 •	5,395	2,014
5.469% due 09/25/2046 •	911	718
5.469% due 10/25/2046 •	71	54
5.489% due 12/25/2035 •	360	322
5.489% due 07/25/2036 •	11,477	9,612
5.489% due 07/25/2046 •	440	304
5.500% due 07/25/2035	1,038	531
5.500% due 10/25/2035 •	1,669	1,020
5.500% due 11/25/2035	3,841	2,214
5.500% due 12/25/2035 •	689	579
5.500% due 12/25/2035	817	514
5.500% due 02/25/2036	794	474
5.509% due 01/25/2036 •	223	200
5.519% due 08/25/2034 •	8	7
5.519% due 10/25/2036 •	1,587	727
5.529% due 12/25/2035 •	14	13
5.535% due 07/20/2035 •	15	14
5.549% due 06/25/2034 •	810	786
5.549% due 02/25/2036 •	868	772
5.629% due 09/25/2035 •	248	187
5.675% due 11/20/2035 •	6	5
5.750% due 07/25/2037	95	55
6.000% due 10/25/2033	174	176
6.000% due 03/25/2035	130	60
6.000% due 10/25/2035 •	7,471	5,174
6.000% due 04/25/2036	818	393
6.000% due 05/25/2036	906	461
6.000% due 06/25/2036	6,822	3,851
6.000% due 08/25/2036 •	768	457
6.000% due 08/25/2036	1,572	930
6.000% due 11/25/2036	42	23
6.000% due 02/25/2037	5,022	2,131
6.000% due 03/25/2037	1,141	421
6.000% due 04/25/2037	2,617	1,298
6.000% due 05/25/2037	240	119
6.000% due 08/25/2037	4,464	2,809
6.069% due 02/25/2036 •	1,769	1,374
6.123% due 12/25/2035 •	148	125
6.123% due 02/25/2036 •	213	191
6.135% due 07/25/2035 •	436	420
6.250% due 12/25/2033	9	10
6.250% due 11/25/2036	308	234
6.250% due 08/25/2037	1,695	837
6.315% due 03/25/2037 •	489	265
6.500% due 05/25/2036	1,704	831
6.500% due 09/25/2036	615	329
6.500% due 08/25/2037	6,423	2,810
6.500% due 09/25/2037	1,403	532
6.503% due 11/25/2047 •	1,990	1,680
6.509% due 11/25/2035 •	136	113
6.544% due 06/25/2034 •	5,742	5,936
6.603% due 01/25/2036 •	19	18

Countrywide Home Loan Mortgage Pass-Through Trust
3.774% due 04/25/2035 ~	41	30
3.991% due 05/20/2036 ~	589	542
4.338% due 02/25/2047 ~	248	209
4.377% due 11/25/2037 ~	1,398	1,234

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.455% due 03/25/2037 ~	$208	$179
4.487% due 05/20/2036 ~	4,603	4,117
4.500% due 09/25/2035	316	280
4.511% due 10/20/2035 ~	15	14
4.563% due 06/20/2034 ~	119	110
4.733% due 11/25/2034 ~	1,144	1,086
4.817% due 10/25/2035 ~	1,232	1,000
4.832% due 11/20/2034 ~	690	653
4.844% due 09/25/2047 ~	610	562
4.857% due 04/25/2035 ~	179	147
5.000% due 09/25/2035	15	9
5.466% due 07/25/2034 ~	288	274
5.500% due 01/25/2035	172	173
5.500% due 09/25/2035	269	259
5.500% due 10/25/2035	1,188	675
5.500% due 11/25/2035	488	252
5.509% due 03/25/2035 •	169	156
5.549% due 04/25/2035 •	33	31
5.609% due 03/25/2035 •	72	67
5.629% due 02/25/2035 •	339	314
5.649% due 02/25/2035 •	71	65
5.649% due 03/25/2036 •	11	3
5.669% due 02/25/2036 •	5	2
5.729% due 09/25/2034 •	18	17
5.750% due 12/25/2035	983	487
5.750% due 02/25/2037	852	392
5.750% due 07/25/2037	353	174
5.808% due 11/20/2034 ~	66	63
6.000% due 05/25/2036	1,202	576
6.000% due 07/25/2036	2,590	1,314
6.000% due 12/25/2036	84	36
6.000% due 02/25/2037	2,481	2,054
6.000% due 07/25/2037	540	247
6.000% due 09/25/2037	258	141
6.009% due 06/19/2031 ~	18	18
6.083% due 04/25/2046 •	5,313	1,630
6.098% due 12/19/2033 ~	7	7
6.116% due 02/25/2034 ~	2	2
6.125% due 07/19/2031 ~	9	9
6.241% due 07/20/2034 ~	64	62
6.250% due 09/25/2036	728	326
6.250% due 02/25/2038	841	405
6.287% due 04/20/2035 ~	81	77
6.662% due 02/20/2036 •	1,669	1,429
7.210% due 02/20/2036 •	31	29
7.548% due 10/25/2033 •	619	370
7.743% due 08/25/2034 ~	297	276
7.940% due 02/20/2036 •	8	8

Countrywide Home Loan Reperforming REMIC Trust
4.761% due 01/25/2034 ~	189	167
5.309% due 06/25/2035 •	573	542
6.500% due 11/25/2034	152	146
7.500% due 11/25/2034	56	59
7.500% due 06/25/2035	195	198

Credit Suisse Commercial Mortgage Trust
6.278% due 06/15/2034 •	6,495	6,085

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
5.500% due 09/25/2035	1,958	1,394
6.059% due 03/25/2032 ~	127	120
6.119% due 09/25/2034 •	298	460
7.500% due 05/25/2032	29	31
7.500% due 12/25/2032	1	1

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.500% due 10/25/2035	445	198
5.565% due 05/25/2034 ~	335	336
6.000% due 11/25/2035	12	9
6.736% due 10/25/2033 ~	27	25

Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 02/25/2056 (g)	63	62
0.000% due 07/25/2057 (g)	116	112
0.000% due 01/25/2058 (g)	105	103
0.000% due 04/25/2058 (a)	7	7
2.257% due 08/15/2037	7,283	7,023
2.500% due 07/25/2057 ~	163,245	148,965
2.750% due 07/25/2057 ~	1,218	1,182
3.000% due 11/25/2056 ~	29,071	25,531
3.061% due 02/25/2056 ~	360,651	289,749
3.168% due 07/25/2057 ~	166,323	106,287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.431% due 11/10/2032		$2,200	$1,761
3.500% due 04/26/2038 ~		136	132
3.613% due 01/25/2058 ~		96,553	80,954
4.487% due 06/25/2048 ~		328,220	292,156
4.531% due 04/28/2037 ~		2,789	2,665
4.531% due 07/27/2037 ~		6,219	6,092
4.879% due 04/25/2058 ~		171,054	158,889
5.837% due 04/25/2037 ~		15,828	3,904
5.863% due 02/25/2037 ~		2,595	564
6.000% due 07/25/2036		779	386
6.000% due 04/25/2037		830	274
6.079% due 04/25/2037 þ		903	249
6.194% due 07/15/2032 •		379	370
6.611% due 07/15/2038 •		4,800	4,359
6.811% due 10/15/2037 •		6,800	6,604
7.000% due 08/25/2037 ~		4,557	2,316
7.016% due 06/01/2050 ~		300,386	299,764

Credit Suisse Mortgage Capital Trust
2.818% due 07/25/2057 ~		9,593	7,383

Cross Mortgage Trust
6.615% due 03/25/2068 þ		7,342	7,470

CRSNT Commercial Mortgage Trust
6.034% due 04/15/2036 •		39,401	38,356

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		5,955	5,589
3.903% due 03/15/2052		1,955	1,937

DBCG Mortgage Trust
8.500% due 06/15/2034 •		1,204	1,204

DBGS Mortgage Trust
5.989% due 06/15/2033 •		22,950	21,102
6.606% due 10/15/2036 •		4,080	3,986

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.169% due 08/25/2037 •		1,120	912
5.209% due 08/25/2036 •		1,578	1,416
5.449% due 01/25/2047 •		3,149	2,607
5.500% due 12/25/2035		508	432
5.629% due 02/25/2036 •		5,497	5,340

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.069% due 10/25/2036 •		5	4
6.005% due 10/25/2036 ~		293	255
6.369% due 10/25/2036 þ		382	332
6.386% due 10/25/2036 þ		382	332
6.800% due 07/25/2036 þ		425	368

Deutsche Mortgage & Asset Receiving Corp.
4.281% due 11/27/2036 •		590	588

DOLP Trust
2.956% due 05/10/2041		56,700	50,576

Downey Savings & Loan Association Mortgage Loan Trust
5.259% due 04/19/2047 •		539	515
5.899% due 09/19/2044 •		30	27
6.093% due 07/19/2044 ~		8	7

DROP Mortgage Trust
6.361% due 10/15/2043 •		13,700	12,994

Dutch Mortgage Finance BV
0.000% due 08/22/2067 •	EUR	125,994	140,240
0.000% due 08/22/2067 «~		170	6,174

Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		3,162	4,150

Dutch Property Finance BV
9.486% due 04/28/2064 •		173	181

EMF-NL Prime BV
4.462% due 04/17/2041 •		1,214	1,323

Extended Stay America Trust
6.291% due 07/15/2038 •		$118,864	118,811

Fannie Mae
5.645% due 04/25/2037 •		282	278
5.695% due 03/25/2036 •		49	49
5.745% due 12/25/2036 •		155	153
5.745% due 04/25/2043 •		92	91
5.795% due 07/25/2034 •		231	230
5.795% due 10/25/2036 •		176	174
5.795% due 04/25/2037 •		192	191
5.795% due 03/25/2040 •		73	72
5.835% due 06/25/2036 •		125	125
5.845% due 08/25/2037 •		212	211
5.995% due 06/25/2030 •		62	62

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.145% due 04/25/2031 •		$72	$72
6.145% due 02/25/2033 •		116	117
6.215% due 02/25/2038 •		66	67
6.295% due 04/25/2032 •		227	230
6.295% due 11/25/2033 •		268	271

First Horizon Alternative Mortgage Securities Trust
4.910% due 08/25/2035 ~		611	539
5.144% due 03/25/2035 ~		17	10
5.339% due 02/25/2037 •		15	4
5.500% due 05/25/2035 ~		1,055	684
5.815% due 08/25/2034 ~		46	46
6.250% due 08/25/2037		401	158

First Horizon Mortgage Pass-Through Trust
3.515% due 10/25/2036 ~		335	259
5.055% due 11/25/2037 ~		939	402
5.091% due 01/25/2037 ~		14	8
5.239% due 02/25/2035 •		5	4
5.354% due 10/25/2035 ~		1,220	1,138
5.898% due 11/25/2035 ~		359	314
6.747% due 08/25/2035 ~		409	289
6.970% due 09/25/2035 ~		719	691

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		40	40

Formentera Issuer PLC
5.808% due 07/28/2047 •	GBP	2,124	2,842

Freddie Mac
2.000% due 06/15/2052 (a)		$330,164	41,902
5.707% due 05/15/2036 •		214	212
5.707% due 04/15/2037 •		151	146
5.807% due 07/15/2036 •		146	145
5.807% due 01/15/2043 •		172	169
6.047% due 10/15/2037 •		252	252
6.087% due 10/15/2037 •		347	347

GCAT Trust
3.000% due 04/25/2052 ~		80,430	70,486

Ginnie Mae
5.475% due 11/20/2037 •		111	107
5.817% due 11/20/2068 •		506	504
5.845% due 01/20/2072 •		53,752	52,862
6.145% due 01/20/2073 •		12,218	12,232
6.215% due 02/20/2073 •		56,080	56,365
6.225% due 02/20/2073 •		8,329	8,371
6.245% due 01/20/2073 •		77,829	77,963
6.315% due 08/20/2073 •		16,515	16,673
6.445% due 06/20/2073 •		90,276	91,926
6.445% due 11/20/2073 •		6,015	6,132

GMAC Mortgage Corp. Loan Trust
3.868% due 05/25/2035 ~		450	386
5.365% due 04/19/2036 ~		1,133	1,072

Great Hall Mortgages PLC
5.239% due 06/18/2039 •	GBP	755	1,007
5.305% due 06/18/2039 •		$1,163	1,159

GreenPoint Mortgage Funding Trust
5.369% due 10/25/2046 •		261	234
5.409% due 06/25/2045 •		135	119
5.509% due 04/25/2036 •		84	73
5.509% due 11/25/2045 •		123	113
5.649% due 10/25/2046 •		677	517

GS Mortgage Securities Corp.
5.366% due 05/03/2032		3,900	3,862

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		15,528	13,319
6.294% due 07/15/2031 •		5,525	4,554
6.344% due 07/15/2035 •		5,590	4,231
6.394% due 11/15/2032 •		2,850	2,844
8.497% due 08/15/2039 •		26,700	26,774

GS Mortgage Securities Trust
3.001% due 09/10/2052		10,000	9,279
3.621% due 10/10/2035		17,200	16,647
3.659% due 01/10/2043 ~		1,550	1,397

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		47,863	40,312
2.500% due 09/25/2052 ~		26,377	22,249

GS Mortgage-Backed Securities Trust
0.000% due 02/01/2064 «(c)		42	42
2.500% due 01/25/2052 ~		57,066	48,138
2.500% due 04/25/2052 ~		37,641	31,869

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 07/25/2059 ~	$82,762	$77,932
3.000% due 08/26/2052 ~	168,138	147,552
3.000% due 09/25/2052 ~	65,867	57,765
3.000% due 12/25/2052 ~	107,087	93,914
3.750% due 07/25/2061 ~	6,983	6,833
4.500% due 02/01/2064 «(c)	24,100	22,641
5.000% due 01/25/2052 •	8,247	7,683

GSC Capital Corp. Mortgage Trust
5.329% due 05/25/2036 •	74	69

GSMPS Mortgage Loan Trust
5.319% due 09/25/2035 •	2,840	2,399
7.500% due 06/25/2043	1,648	1,584

GSR Mortgage Loan Trust
4.173% due 03/25/2037 ~	2,275	1,221
4.327% due 04/25/2035 ~	67	62
4.393% due 04/25/2036 ~	30	20
4.502% due 05/25/2035 ~	8	7
4.579% due 11/25/2035 ~	3,459	3,052
4.609% due 01/25/2036 ~	36	32
4.777% due 05/25/2035 ~	328	298
5.000% due 05/25/2037	1	2
5.051% due 11/25/2035 ~	2	2
5.096% due 06/25/2034 ~	86	83
5.269% due 07/25/2035 •	34	30
5.275% due 07/25/2035 ~	5	5
5.319% due 01/25/2034 •	4	4
5.500% due 06/25/2035	733	750
5.600% due 11/25/2035 ~	1,507	793
6.000% due 03/25/2032	3	3
6.000% due 11/25/2035	8,119	2,920
6.000% due 02/25/2036	2,477	1,119
6.000% due 01/25/2037	482	304
6.000% due 03/25/2037	14	7
6.000% due 07/25/2037	133	88
6.132% due 09/25/2035 ~	9	9
6.250% due 09/25/2036	205	204
6.304% due 04/25/2035 ~	218	218
6.500% due 09/25/2036	2,101	1,000
6.750% due 03/25/2033 •	2	2
6.940% due 04/25/2032 •	34	34

HarborView Mortgage Loan Trust
4.229% due 06/19/2036 ~	1,902	808
4.948% due 06/19/2036 ~	3,420	1,700
5.072% due 07/19/2035 ~	158	118
5.124% due 06/19/2045 •	8,712	3,942
5.339% due 03/19/2037 •	15,962	14,605
5.479% due 09/19/2046 •	1,323	1,139
5.519% due 05/19/2035 •	4,567	4,366
5.559% due 06/19/2035 •	426	414
5.639% due 06/19/2034 •	186	167
5.679% due 04/19/2034 •	103	95
5.719% due 01/19/2035 •	661	542
5.779% due 01/19/2035 •	784	732
5.799% due 01/19/2035 •	29	26
5.879% due 11/19/2034 •	73	56
6.031% due 08/19/2036 ~	55	54
6.421% due 04/19/2034 ~	7	6
6.969% due 10/25/2037 •	564	528
7.587% due 12/19/2035 ~	183	172

Hawaii Hotel Trust
6.544% due 05/15/2038 •	1,620	1,618

Hilton USA Trust
2.828% due 11/05/2035	33,800	29,088

HomeBanc Mortgage Trust
5.489% due 01/25/2036 •	265	254
5.709% due 12/25/2034 •	536	508
5.829% due 08/25/2029 •	264	256

HPLY Trust
6.232% due 11/15/2036 •	82	82

HSI Asset Securitization Corp. Trust
5.409% due 11/25/2035 •	7,970	7,378

Hundred Acre Wood Trust
5.000% due 10/25/2051 •	5,009	4,673

Impac CMB Trust
5.286% due 09/25/2034 þ	83	95
5.709% due 11/25/2034 •	179	176
5.749% due 10/25/2034 •	58	57

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac Secured Assets Trust
6.068% due 07/25/2035 ~	$294	$274

IndyMac Adjustable Rate Mortgage Trust
5.958% due 01/25/2032 ~	26	25
6.516% due 01/25/2032 ~	64	61

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	886	408

IndyMac INDA Mortgage Loan Trust
3.810% due 08/25/2036 ~	663	531
5.519% due 01/25/2036 ~	1,538	1,458
5.569% due 11/25/2035 •	294	175

IndyMac INDX Mortgage Loan Trust
3.201% due 06/25/2037 ~	4,383	2,618
3.244% due 06/25/2037 ~	1,092	881
3.255% due 02/25/2035 ~	224	197
3.259% due 01/25/2036 ~	86	75
3.545% due 07/25/2037 ~	898	566
3.561% due 01/25/2035 ~	28	26
3.660% due 04/25/2037 ~	5,054	4,457
3.679% due 01/25/2036 ~	1,918	1,652
3.751% due 04/25/2037 ~	3,370	3,066
3.846% due 10/25/2035 ~	242	196
3.877% due 12/25/2035 ~	1,549	1,325
3.885% due 05/25/2036 ~	1,504	1,286
3.953% due 08/25/2035 ~	444	330
3.970% due 03/25/2036 ~	1,261	878
4.285% due 09/25/2035 ~	5,069	4,173
4.593% due 12/25/2034 ~	33	31
4.840% due 08/25/2035 ~	15	14
5.269% due 06/25/2037 •	689	246
5.329% due 02/25/2037 •	9,147	8,888
5.369% due 11/25/2046 •	267	239
5.389% due 05/25/2046 •	47	42
5.429% due 04/25/2035 •	39	36
5.449% due 07/25/2035 •	669	615
5.489% due 10/25/2034 ~	909	873
5.609% due 07/25/2045 •	26	20
5.749% due 05/25/2034 •	1	1
5.769% due 11/25/2034 •	19	17
5.789% due 11/25/2034 •	521	458

InTown Mortgage Trust
7.586% due 08/15/2039 •	3,700	3,717

JP Morgan Alternative Loan Trust
4.573% due 12/25/2036 ~	738	782
4.842% due 05/25/2037 ~	2,108	1,880
5.249% due 03/25/2037 •	460	358
5.843% due 05/26/2037 ~	12,853	10,111
6.550% due 05/25/2036 þ	12	12

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	8,599	7,648
3.474% due 12/15/2049 ~	2,199	2,164
3.648% due 12/15/2049 ~	8,606	8,347
4.046% due 06/10/2042 ~	17,100	16,117
5.693% due 04/15/2037 •	10,349	10,076
6.326% due 11/15/2038 •	2,231	2,219
6.594% due 12/15/2031 •	1,029	955
7.235% due 10/05/2040	7,500	8,056

JP Morgan Mortgage Trust
2.500% due 11/25/2051 ~	2,631	2,222
2.500% due 12/25/2051 ~	1,525	1,288
2.500% due 02/25/2052 ~	8,207	6,933
3.000% due 01/25/2052 ~	4,783	4,207
3.000% due 03/25/2052 ~	75,278	66,203
3.500% due 10/25/2046 ~	729	677
3.500% due 10/25/2048 ~	275	254
3.500% due 09/25/2052 ~	7,839	7,121
4.231% due 07/27/2037 ~	3,526	3,329
4.504% due 05/25/2036 ~	1,006	821
4.533% due 04/25/2037 ~	141	115
4.625% due 07/25/2063 ~	5,287	5,188
4.634% due 10/25/2036 ~	1,005	731
5.000% due 08/25/2051 ~	9,587	9,570
5.000% due 12/25/2051 ~	10,538	10,519
5.000% due 04/25/2052 ~	18,035	17,974
5.000% due 05/25/2052 •	21,433	20,074
5.074% due 10/25/2036 ~	33	19
5.084% due 08/25/2036 ~	851	670

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.101% due 12/25/2037 ~		$48	$37
5.203% due 02/25/2036 ~		5,155	3,720
5.210% due 04/25/2036 ~		1,933	1,702
5.250% due 11/25/2063 ~		874	884
5.321% due 11/25/2035 ~		766	621
5.408% due 11/25/2035 ~		450	373
5.415% due 08/25/2035 ~		443	439
5.500% due 07/25/2036		352	161
5.502% due 04/25/2035 ~		1	1
5.527% due 10/25/2035 ~		233	165
5.533% due 10/25/2035 ~		588	462
5.546% due 07/25/2035 ~		1,368	1,309
5.548% due 02/25/2034 ~		88	83
5.565% due 07/25/2035 ~		178	173
5.566% due 08/25/2035 ~		411	362
5.592% due 10/25/2036 ~		7,040	5,621
5.634% due 07/25/2035 ~		394	380
5.703% due 07/25/2035 ~		25	25
5.707% due 04/25/2036 ~		1,070	929
5.710% due 09/25/2035 ~		45	41
5.714% due 11/25/2033 ~		4	3
5.748% due 10/25/2035 ~		3,752	3,521
5.750% due 01/25/2036		16	7
5.956% due 06/25/2035 ~		128	104
5.981% due 10/25/2035 ~		2,243	2,185
6.445% due 02/25/2036 ~		27	19
6.484% due 06/25/2035 ~		231	233
6.500% due 07/25/2036		2,703	939
6.500% due 08/25/2036		374	122
6.842% due 07/25/2035 ~		4	4
6.961% due 08/25/2035 ~		293	278
7.205% due 07/25/2035 ~		25	25

JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	8,320
3.057% due 11/13/2052		7,900	7,038

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	5,149
2.250% due 02/22/2045		9,470	7,813
5.900% due 02/22/2045 •		45,115	59,824
7.100% due 02/22/2045 •		29,232	37,886

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		$2,400	1,882

Lavender Trust
6.250% due 10/26/2036		3,650	1,702

Legacy Mortgage Asset Trust
0.000% due 12/25/2053 «(b)(g)		298	236
0.000% due 12/25/2056 ~(a)		368,756	2,574
0.000% due 07/25/2057 (g)		264	254
0.000% due 07/25/2057 ~		86,182	81,739
0.000% due 01/25/2058 ~		29	29
2.991% due 12/25/2056 ~		368,756	295,497
4.000% due 02/25/2058 ~		15,615	15,549
4.010% due 12/25/2053 ~		445,182	455,491
4.250% due 02/25/2058 ~		15,577	15,471
4.315% due 02/25/2058 ~		15,577	11,215
4.384% due 01/25/2058 ~		23,620	21,887
4.495% due 12/26/2057 ~		271,742	248,671
4.500% due 02/25/2058 ~		15,577	14,624

Lehman Mortgage Trust
4.487% due 12/25/2035 ~		3,323	579
5.093% due 01/25/2036 ~		759	723
5.289% due 08/25/2036 •		2,842	1,913
5.500% due 01/25/2036		520	264
5.619% due 06/25/2037 •		192	166
5.761% due 04/25/2036 ~		503	322
6.000% due 07/25/2036		3,667	1,847

Lehman XS Trust
5.349% due 11/25/2046 •		135	119
5.369% due 08/25/2046 •		4,466	4,232

Luminent Mortgage Trust
5.289% due 11/25/2036 •		120	107
5.329% due 12/25/2036 •		894	843
5.369% due 02/25/2046 •		37	28
5.689% due 04/25/2036 •		5,087	4,319

Manhattan West Mortgage Trust
2.130% due 09/10/2039		47,900	44,417

MASTR Adjustable Rate Mortgages Trust
3.270% due 07/25/2035 ~		271	238

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.504% due 12/25/2033 ~	$10	$9
4.661% due 03/25/2035 ~	136	126
4.701% due 12/25/2034 ~	797	769
5.179% due 04/25/2046 •	1,947	1,727
5.279% due 12/25/2033 ~	5	5
5.449% due 05/25/2037 •	627	261
5.569% due 05/25/2047 •	2	2
6.170% due 05/25/2034 ~	38	37
6.508% due 10/25/2034 ~	470	453
6.750% due 10/25/2032 ~	66	64

MASTR Alternative Loan Trust
5.369% due 03/25/2036 •	6,806	666

MASTR Asset Securitization Trust
6.000% due 06/25/2036	174	101

MASTR Reperforming Loan Trust
5.329% due 07/25/2035 •	1,916	953
7.000% due 08/25/2034	1,312	931
7.000% due 05/25/2035	349	240

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	927	911

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911% due 11/15/2031 •	372	357
5.951% due 09/15/2030 •	56	56
6.091% due 11/15/2031 •	7	7

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.071% due 08/15/2032 •	16	16
6.134% due 10/20/2029 •	359	366

Merrill Lynch Alternative Note Asset Trust
4.779% due 06/25/2037 ~	680	335
5.189% due 03/25/2037 •	706	173
5.569% due 03/25/2037 •	1,870	456
6.000% due 03/25/2037	1,040	94

Merrill Lynch Mortgage Investors Trust
5.211% due 06/25/2035 ~	1,618	1,559
5.217% due 06/25/2037 ~	236	216
5.262% due 04/25/2029 •	103	98
5.370% due 09/25/2035 ~	3,225	2,607
5.469% due 11/25/2035 •	5	5
5.482% due 11/25/2029 •	26	25
5.517% due 02/25/2035 ~	1,431	1,358
5.589% due 10/25/2028 •	9	9
5.603% due 11/25/2035 •	882	858
5.629% due 06/25/2028 •	133	122
5.629% due 09/25/2029 •	2	2
5.629% due 11/25/2029 •	56	51
5.709% due 03/25/2028 •	4	4
5.749% due 03/25/2028 •	1	1
5.818% due 08/25/2034 ~	166	157
5.843% due 10/25/2028 •	12	12
5.994% due 07/25/2035 ~	116	105
6.112% due 12/25/2035 ~	205	194
6.263% due 05/25/2033 ~	667	649
6.266% due 02/25/2034 ~	2	2
6.549% due 12/25/2034 ~	6	6
6.626% due 12/25/2032 •	57	56
6.685% due 02/25/2033 ~	5	4
6.713% due 05/25/2036 ~	125	123
6.971% due 05/25/2033 ~	4	3
7.627% due 09/25/2035 ~	783	750

MFA Trust
5.750% due 11/25/2067 þ	28,347	28,312

Morgan Stanley Bank of America Merrill Lynch Trust
3.732% due 05/15/2048	9,229	9,122

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	17,000	14,368
3.919% due 04/15/2055 ~	45,800	43,069
4.071% due 03/15/2052	3,635	3,539
6.380% due 12/15/2038 •	39,210	37,504

Morgan Stanley Mortgage Loan Trust
2.913% due 06/25/2037 ~	2,439	1,315
3.492% due 11/25/2037 ~	6,335	4,492
3.701% due 07/25/2035 ~	131	115
4.642% due 06/25/2036 ~	8,024	5,928
4.992% due 09/25/2035 ~	1,358	429
5.229% due 03/25/2036 •	530	358
5.249% due 01/25/2036 •	5,663	3,126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.259% due 12/25/2035 •		$14	$10
5.279% due 01/25/2035 •		2	2
5.289% due 01/25/2035 •		969	913
5.557% due 07/25/2035 ~		2,843	2,362
6.000% due 02/25/2036		100	96
6.000% due 10/25/2037		1,333	718
6.201% due 02/25/2047 þ		1,172	416
6.940% due 06/25/2036 ~		63	61

MortgageIT Mortgage Loan Trust
5.429% due 04/25/2036 •		2,621	2,468
5.469% due 09/25/2037 •		4,470	3,319
5.749% due 02/25/2035 •		95	94

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034		357	331

Natixis Commercial Mortgage Securities Trust
6.920% due 03/15/2035 •		4,056	4,060

New Orleans Hotel Trust
6.133% due 04/15/2032 •		2,790	2,748

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		36,648	32,140
6.864% due 10/25/2063 þ		19,056	19,415

New York Mortgage Trust
5.002% due 05/25/2036 ~		2,096	1,824

Newgate Funding PLC
4.081% due 12/15/2050 •	EUR	33,074	36,454
5.259% due 12/01/2050 •	GBP	333	435

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 10/25/2035 ~		$29	25
5.969% due 05/25/2035 •		1,533	1,209
6.320% due 03/25/2047 þ		452	423
7.000% due 02/19/2030 ~		352	346
7.295% due 02/25/2036 ~		102	82

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •		114,370	111,163

OBX Trust
2.500% due 10/25/2051 ~		61,221	51,756
3.000% due 01/25/2052 ~		104,935	92,095
3.000% due 02/25/2052 ~		16,494	14,414
3.617% due 04/25/2053 ~		6,610	6,576
6.113% due 03/25/2063 þ		1,919	1,937
6.120% due 11/25/2062 ~		16,774	16,906
6.520% due 07/25/2063 þ		7,323	7,448
7.045% due 09/25/2063 þ		8,255	8,456

Prime Mortgage Trust
5.369% due 02/25/2034 •		290	271

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054 (g)		33,620	26,594
4.586% due 10/29/2054		61,253	67,809
5.036% due 10/29/2054		20,861	22,927
5.336% due 10/29/2054		15,172	16,526
6.316% due 10/29/2054		11,379	12,371
8.186% due 10/29/2054		9,482	10,280

RBSGC Mortgage Pass-Through Loan Trust
5.349% due 12/25/2034 •		$12,795	11,439
5.750% due 04/25/2035		5,957	5,159

RBSSP Resecuritization Trust
3.534% due 09/27/2037 •		9,301	7,989
4.000% due 10/26/2037		6,132	4,228
5.189% due 10/27/2036 •		1,036	961
5.632% due 08/27/2037 •		434	425
5.722% due 02/27/2037 •		1,203	1,111

Regal Trust
1.723% due 09/29/2031 •		7	7

Residential Accredit Loans, Inc. Trust
4.404% due 08/25/2035 ~		1,255	493
4.632% due 04/25/2035 ~		7	7
5.249% due 01/25/2037 •		72	128
5.250% due 12/25/2024		23	24
5.269% due 08/25/2035 •		184	140
5.269% due 02/25/2037 •		1,282	1,120
5.299% due 03/25/2037 •		972	186
5.329% due 05/25/2036 •		5,642	5,163
5.329% due 09/25/2036 •		1,055	962
5.339% due 12/25/2036 •		14	12
5.349% due 07/25/2036 •		1,469	1,319
5.349% due 08/25/2036 •		1,808	1,781

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.349% due 09/25/2036 •		$22	$20
5.369% due 11/25/2036 •		648	452
5.389% due 06/25/2037 •		778	680
5.509% due 02/25/2046 •		836	444
5.604% due 02/25/2036 ~		668	588
6.000% due 08/25/2036		788	662
6.000% due 09/25/2036		1,455	1,172
6.000% due 11/25/2036		862	685
6.000% due 01/25/2037		5	4
6.250% due 03/25/2037		767	611
6.483% due 09/25/2045 •		136	116
6.500% due 07/25/2037		251	207
6.500% due 09/25/2037		874	727

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		73	72

Residential Asset Securitization Trust
5.500% due 08/25/2034		41	41
5.750% due 02/25/2036		520	189
6.000% due 04/25/2037		197	105
6.000% due 05/25/2037		112	60
6.000% due 07/25/2037		1,086	413
6.250% due 08/25/2036		67	43
6.250% due 11/25/2036		1,776	671
6.250% due 09/25/2037		1,932	815
6.500% due 08/25/2036		1,313	397
6.500% due 09/25/2036		1,095	391

Residential Funding Mortgage Securities, Inc. Trust
4.960% due 02/25/2037 ~		1,503	1,035
5.239% due 02/25/2036 ~		792	745
5.373% due 07/27/2037 ~		3,569	2,703
5.500% due 12/25/2034		128	122
6.000% due 06/25/2036		479	362
6.000% due 07/25/2036		463	403
6.000% due 10/25/2036		4,445	3,512
6.000% due 06/25/2037		220	172
6.500% due 03/25/2032		38	38

RESIMAC Premier
5.960% due 02/03/2053 •		1,465	1,462

Resloc U.K. PLC
5.319% due 12/15/2043 •	GBP	1,415	1,817

Ripon Mortgages PLC
0.000% due 08/28/2056 (g)		5,378	3,835
0.010% due 08/20/2056 «		8,063	10,708
0.070% due 08/28/2056 (a)		714	0
5.880% due 08/28/2056 •		25,858	34,512
7.280% due 08/28/2056 •		3,754	5,011
7.980% due 08/28/2056 •		807	1,079
8.230% due 08/28/2056 •		5,255	7,017
9.280% due 08/28/2056 •		3,003	3,999

RMAC Securities PLC
3.610% due 06/12/2044 •	EUR	1,118	1,215
5.249% due 06/12/2044 •	GBP	15,487	20,267

Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		19,957	17,102
4.000% due 06/28/2058 ~		54,756	29,064
4.245% due 06/28/2058 •		428,478	478,248
4.345% due 06/28/2058 •		34,142	37,963
4.545% due 06/28/2058 •		28,988	31,990
5.345% due 06/28/2058 •		24,158	26,542
6.345% due 06/28/2058 •		14,495	15,793
6.845% due 06/28/2058 •		7,730	8,192

Sequoia Mortgage Trust
3.912% due 09/20/2046 ~		$1,372	968
5.133% due 01/20/2047 ~		706	518
5.290% due 01/20/2047 ~		967	736
5.475% due 07/20/2036 •		12	11
5.495% due 06/20/2036 •		351	328
5.735% due 06/20/2033 •		1	1
5.775% due 07/20/2033 •		37	36
5.835% due 10/20/2027 •		9	9
5.875% due 10/20/2027 •		81	79
5.928% due 09/20/2033 •		60	59
6.228% due 05/20/2034 •		40	40
6.248% due 05/20/2034 •		120	114

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •		34,140	32,594

SREIT Trust
5.911% due 10/15/2038 •		200	198

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Mortgage Trust
6.069% due 11/15/2036 •	$17,500	$17,370

Structured Adjustable Rate Mortgage Loan Trust
3.883% due 08/25/2036 •	2,160	1,762
4.024% due 01/25/2035 ~	49	49
4.142% due 04/25/2036 ~	1,729	926
4.274% due 11/25/2035 ~	81	74
4.941% due 02/25/2036 ~	889	666
4.953% due 08/25/2035 ~	18	15
4.987% due 05/25/2036 ~	1,299	1,139
5.207% due 03/25/2036 ~	258	202
5.228% due 02/25/2036 ~	1,490	793
5.250% due 12/25/2035 ~	549	319
5.269% due 09/25/2034 •	741	669
5.365% due 09/25/2035 ~	273	244
5.370% due 12/25/2035 ~	987	714
5.528% due 11/25/2036 ~	1,606	1,242
5.947% due 09/25/2034 ~	2	2
6.523% due 01/25/2035 •	85	78
6.626% due 10/25/2037 •	368	340
6.840% due 12/25/2034 ~	8	8
7.251% due 02/25/2034 ~	195	188

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	6	6
5.229% due 03/25/2037 •	915	336
5.309% due 03/25/2037 •	152	25
5.349% due 06/25/2036 •	312	305
5.349% due 07/25/2046 •	380	300
5.389% due 04/25/2036 •	173	153
5.389% due 05/25/2036 •	44	30
5.409% due 05/25/2046 •	7,306	2,581
5.429% due 02/25/2036 •	56	50
5.579% due 07/19/2035 •	1,188	1,121
5.589% due 12/25/2035 •	1,190	958
5.739% due 09/19/2032 •	280	270
5.779% due 01/19/2034 •	84	81
5.819% due 05/25/2047 •	6,734	5,379
5.919% due 10/19/2033 •	206	190
6.523% due 12/25/2035 •	906	729
6.538% due 02/25/2036 •	3,571	3,050

Structured Asset Securities Corp.
3.882% due 04/15/2027 ~	6	6

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036	2,224	1,327

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.867% due 06/25/2034 þ	42	42
5.709% due 01/25/2034 ~	439	431
7.317% due 11/25/2033 ~	22	23
7.649% due 07/25/2033 ~	6	6
7.699% due 03/25/2033 ~	259	255

Structured Asset Securities Corp. Trust
5.750% due 04/25/2035	1,291	719

SunTrust Adjustable Rate Mortgage Loan Trust
5.556% due 10/25/2037 ~	379	303
5.606% due 02/25/2037 ~	137	119
5.842% due 04/25/2037 ~	164	95
6.764% due 01/25/2037 ~	1,095	737

SunTrust Alternative Loan Trust
5.619% due 12/25/2035 •	1,002	839
5.750% due 12/25/2035	658	583
6.000% due 04/25/2036	347	130

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	459	112
6.470% due 09/25/2036 þ	5,583	152
6.500% due 07/25/2036	4,578	1,089
6.515% due 07/25/2037 þ	730	278

Thornburg Mortgage Securities Trust
4.657% due 09/25/2037 ~	461	456
5.513% due 10/25/2046 •	19,549	18,425
5.571% due 07/25/2036 •	18,674	15,280
5.669% due 12/25/2033 •	121	117
5.727% due 09/25/2047 ~	15,660	12,030
5.789% due 06/25/2047 •	10,178	9,618
5.839% due 03/25/2037 •	5,650	4,182
6.294% due 10/25/2043 ~	133	123

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	898	859

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.900% due 10/25/2059 ~		$7,414	$7,127
4.533% due 02/25/2055 ~		7,648	7,509

Trinity Square PLC
5.946% due 07/15/2059 ~	GBP	27,941	37,489

TTAN
6.061% due 03/15/2038 •		$698	696

UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		7,000	6,876
4.296% due 08/15/2051		5,975	5,873
4.313% due 05/15/2051		10,000	9,879
4.334% due 10/15/2051		17,486	17,149

UWM Mortgage Trust
2.500% due 11/25/2051 ~		193,868	163,986
2.500% due 12/25/2051 ~		81,556	68,643
3.000% due 01/25/2052 ~		59,062	51,797
5.000% due 11/25/2051 •		1,966	1,842

VASA Trust
6.111% due 07/15/2039 •		7,550	7,002

Verus Securitization Trust
4.260% due 02/25/2067 þ		856	832
5.811% due 05/25/2068 þ		721	726
5.850% due 12/25/2067 þ		8,247	8,295
5.999% due 02/25/2068 þ		4,162	4,193
6.193% due 03/25/2068 þ		4,191	4,232
6.443% due 08/25/2068 þ		6,459	6,567
6.665% due 09/25/2068 þ		11,103	11,328
7.070% due 10/25/2068 þ		9,850	10,112

Visio Trust
6.598% due 10/25/2058 þ		4,960	5,047

Wachovia Mortgage Loan Trust LLC
4.223% due 08/20/2035 ~		405	371
6.456% due 10/20/2035 ~		94	91

WaMu Mortgage Pass-Through Certificates Trust
3.843% due 04/25/2037 ~		1,272	1,132
3.880% due 05/25/2037 ~		572	487
3.903% due 03/25/2036 ~		7,430	6,801
3.982% due 11/25/2036 ~		11	9
4.059% due 12/25/2036 ~		4,556	4,048
4.168% due 02/25/2037 ~		239	203
4.240% due 12/25/2036 ~		31	28
4.242% due 02/25/2037 ~		2,982	2,728
4.286% due 12/25/2046 •		3,939	3,491
4.306% due 12/25/2036 ~		3,816	3,435
4.367% due 02/25/2037 ~		2,344	2,058
4.375% due 02/25/2037 ~		6,364	5,692
4.417% due 05/25/2037 ~		36	29
4.459% due 04/25/2037 ~		368	337
4.556% due 01/25/2036 ~		2,019	1,993
4.588% due 08/25/2036 ~		506	458
4.678% due 04/25/2035 ~		1,190	1,155
4.810% due 12/25/2035 ~		3,898	3,560
4.850% due 12/25/2035 ~		466	427
4.918% due 09/25/2036 ~		2,183	1,852
4.940% due 05/25/2046 •		161	139
5.058% due 10/25/2035 ~		246	225
5.064% due 07/25/2037 ~		142	127
5.073% due 08/25/2036 ~		67	62
5.118% due 03/25/2035 ~		438	438
5.127% due 08/25/2046 ~		3,568	3,233
5.138% due 08/25/2036 ~		4,917	4,692
5.192% due 03/25/2037 ~		7,454	6,875
5.225% due 09/25/2035 ~		4,803	4,466
5.509% due 12/25/2045 •		156	155
5.549% due 07/25/2045 •		113	110
5.709% due 11/25/2034 •		288	275
5.779% due 05/25/2035 ~		6,219	6,171
5.789% due 11/25/2045 •		127	118
5.789% due 12/25/2045 •		100	91
5.883% due 04/25/2047 •		4,362	3,883
5.893% due 05/25/2047 •		6,410	5,360
5.921% due 07/25/2047 •		1,764	1,471
5.949% due 11/25/2034 •		140	131
6.084% due 08/25/2034 ~		79	78
6.123% due 08/25/2046 •		53	48
6.279% due 01/25/2033 ~		41	40
6.523% due 06/25/2042 •		123	114
6.577% due 09/25/2033 ~		199	199
6.623% due 10/25/2046 •		4,046	3,723
6.806% due 09/25/2033 ~		12	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	$22,124
5.902% due 12/21/2049		76,129	102,089
6.630% due 12/21/2049 •		23,296	31,315
7.130% due 12/21/2049 •		11,648	15,539
7.630% due 12/21/2049 •		6,656	8,844
8.130% due 12/21/2049 •		6,656	8,774

Washington Mutual Mortgage Pass-Through Certificates Trust
4.022% due 09/25/2036 þ		$2,810	774
4.991% due 06/25/2033 ~		612	582
5.289% due 02/25/2037 •		6,468	4,966
5.419% due 04/25/2035 •		3,350	2,724
5.500% due 11/25/2035		327	293
5.500% due 06/25/2037		474	458
5.665% due 05/25/2033 ~		84	85
5.770% due 02/25/2031 ~		1	1
6.000% due 04/25/2036		1,030	887
6.093% due 05/25/2046 •		2,029	1,746
6.768% due 07/25/2036 þ		1,124	264
6.949% due 07/25/2036 þ		1,919	451

Wells Fargo Alternative Loan Trust
7.097% due 07/25/2037 ~		424	390

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,612
3.311% due 06/15/2052		8,800	8,225
3.472% due 11/15/2050		10,070	9,760
3.615% due 12/15/2049		4,593	4,546
3.862% due 12/15/2039		41,000	38,358
3.874% due 06/15/2036 ~		500	452
4.023% due 03/15/2052		33,712	33,050
4.442% due 09/15/2061		4,000	4,001

Wells Fargo Mortgage-Backed Securities Trust
6.169% due 04/25/2036 ~		526	515
6.294% due 03/25/2036 ~		25	24
7.323% due 07/25/2034 ~		2	3

Worldwide Plaza Trust
3.526% due 11/10/2036		6,280	4,448

Total Non-Agency Mortgage-Backed Securities (Cost $10,403,402)			9,888,220

ASSET-BACKED SECURITIES 11.7%

522 Funding CLO Ltd.
6.584% due 10/20/2031 •		21,941	21,974

Aames Mortgage Investment Trust
5.749% due 10/25/2035 •		969	960

ABFC Trust
5.507% due 12/25/2030 •		447	440
6.019% due 03/25/2034 •		1,165	1,144
6.064% due 05/25/2032 •		163	168

ACAS CLO Ltd.
6.431% due 10/18/2028 •		9,458	9,466

Accredited Mortgage Loan Trust
5.136% due 01/25/2035 •		358	352

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		8	3
5.189% due 12/25/2036 •		5,173	1,364
5.289% due 08/25/2036 •		4,561	1,059
5.369% due 12/25/2036 •		19,943	5,260
5.409% due 08/25/2036 •		5,860	1,360
5.629% due 11/25/2035 •		1,269	1,330
5.794% due 12/25/2045 •		2,988	2,289
5.899% due 02/25/2036 •		1,087	1,013
5.944% due 11/25/2033 •		957	952
5.944% due 12/25/2034 •		183	170
6.019% due 08/25/2045 •		169	169

ACREC Ltd.
6.279% due 10/16/2036 •		16,542	16,429

Adagio CLO DAC
4.405% due 10/15/2031 •	EUR	4,599	5,110

Aegis Asset-Backed Securities Trust
5.614% due 12/25/2035 •		$2,684	2,533
5.689% due 06/25/2035 •		1,702	1,612

AIMCO CLO
6.567% (TSFR3M + 1.282%) due 04/17/2031 ~		1,403	1,404

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ally Auto Receivables Trust
5.760% due 11/15/2026		$9,701	$9,721

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		5,706	5,710

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.795% due 05/25/2034 þ		686	659
5.749% due 05/25/2034 •		51	52
5.839% due 07/25/2034 •		45	45
8.344% due 11/25/2032 •		1,791	1,840

Amortizing Residential Collateral Trust
6.004% due 07/25/2032 •		2	2

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •		20,000	20,044

Apidos CLO
6.477% due 07/17/2030 •		19,202	19,207
6.494% due 10/20/2030 •		1,238	1,239
6.554% due 04/20/2031 •		1,064	1,065

Arbor Realty Commercial Real Estate Notes Ltd.
6.561% due 11/15/2036 •		70,506	70,583
6.792% due 01/15/2037 •		117,441	117,382

AREIT LLC
7.325% due 06/17/2039 •		34,799	34,979

AREIT Trust
6.277% due 11/17/2038 •		3,301	3,294
6.591% due 01/20/2037 •		11,863	11,793

Ares CLO Ltd.
6.594% due 04/22/2031 •		28,347	28,399
6.613% due 01/15/2032 •		21,073	21,096

Ares European CLO DAC
4.345% due 10/15/2030 •	EUR	6,420	7,153
4.538% due 04/20/2032 •		17,084	18,969

Argent Securities Trust
5.079% due 09/25/2036 •		$3,859	1,267
5.119% due 09/25/2036 •		19,926	6,541
5.269% due 06/25/2036 •		17,438	4,801
5.349% due 03/25/2036 •		5,313	2,953
5.509% due 05/25/2036 •		21,939	5,357

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.609% due 01/25/2036 •		7,953	7,307
6.094% due 11/25/2034 •		1,415	1,408

Armada Euro CLO DAC
4.405% due 07/15/2031 •	EUR	24,176	26,941

Asset-Backed Securities Corp. Home Equity Loan Trust
5.049% due 05/25/2037 •		$145	103
5.729% due 10/25/2034 •		1	1
6.561% due 04/15/2033 •		497	501
8.436% due 08/15/2032 •		3,539	3,381

Atlas Senior Loan Fund Ltd.
6.624% due 04/22/2031 •		1,685	1,687
6.698% due 01/16/2030 •		2,129	2,131

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029		20,700	21,208

Bain Capital Euro CLO DAC
4.428% due 01/20/2032 •	EUR	17,133	19,085

Barings CLO Ltd.
6.734% due 10/20/2030 •		$1,650	1,651

BDS Ltd.
6.479% due 12/16/2036 •		12,580	12,560
6.765% due 03/19/2039 •		66,795	66,963
7.101% due 08/19/2038 •		1,300	1,307

Bear Stearns Asset-Backed Securities Trust
5.088% due 12/25/2036 •		2,036	1,857
5.154% due 10/25/2036 ~		576	256
5.238% due 07/25/2036 ~		3	3
5.756% due 06/25/2035 •		7,306	7,317
5.769% due 10/27/2032 •		189	188
5.969% due 11/25/2042 •		58	58
6.019% due 08/25/2037 •		3,743	3,367
6.094% due 02/25/2035 •		70	70
6.632% due 06/25/2043 ~		182	178

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •		14,675	14,692

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •		27,450	27,620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Black Diamond CLO DAC
4.522% due 05/15/2032 •	EUR	7,166	$7,972
4.548% due 01/20/2032		582	648

Blackrock European CLO DAC
4.305% due 10/15/2031 •		19,057	21,193

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •		$17,921	17,935

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031	EUR	440	473
4.405% due 01/15/2031 •		16,271	18,102
4.595% due 01/15/2033 •		10,150	11,312

BMW Vehicle Lease Trust
5.950% due 08/25/2025		$1,922	1,925
5.990% due 09/25/2026		11,100	11,208

BMW Vehicle Owner Trust
5.710% due 04/27/2026 •		13,690	13,695
5.720% due 04/27/2026		14,060	14,085

BNPP AM Euro CLO DAC
4.285% due 04/15/2031 •	EUR	3,098	3,440
4.508% due 07/22/2032 •		17,324	19,259

BPCRE Ltd.
7.414% due 01/16/2037 •		$4,841	4,837

Brightspire Capital Ltd.
6.229% due 08/19/2038 •		6,022	6,004

BSPDF Issuer Ltd.
6.411% due 10/15/2036 •		5,211	5,093

BSPRT Issuer Ltd.
6.531% due 12/15/2038 •		1,255	1,254
7.393% due 07/15/2039 •		66,748	67,061

Cairn CLO DAC
4.465% due 10/15/2031 •	EUR	25,925	28,795

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		$38,800	39,123

Carbone CLO Ltd.
6.684% due 01/20/2031 •		4,720	4,725

Carlyle Euro CLO DAC
4.172% due 08/15/2030 •	EUR	322	358
4.385% due 01/15/2031 •		25,928	28,804

Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •		$15,949	15,965
6.517% due 04/17/2031 •		1,979	1,980

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031	EUR	21,632	24,057

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •		$8,889	8,894
6.544% due 04/20/2031 •		15,710	15,715

CarMax Auto Owner Trust
5.720% due 11/16/2026		3,487	3,497

Carrington Mortgage Loan Trust
5.129% due 10/25/2036 •		2,941	2,377
5.219% due 10/25/2036 •		3,445	2,785
5.229% due 02/25/2037 •		31,075	29,420

CarVal CLO Ltd.
6.516% due 07/16/2031 •		9,058	9,070

Catamaran CLO Ltd.
6.644% due 04/22/2030 •		6,076	6,084

CBAM Ltd.
6.794% due 07/20/2030 •		1,196	1,198
6.959% due 07/15/2037 •		39,000	39,216

CDC Mortgage Capital Trust
5.764% due 07/25/2034 •		313	352

Cent CLO Ltd.
6.495% due 07/27/2030 •		208	208

Chase Funding Trust
5.529% due 02/25/2033 •		26	26
5.609% due 08/25/2032 •		416	410
5.629% due 11/25/2032 •		2	2

CIFC Funding Ltd.
6.494% due 04/20/2030 •		366	367
6.495% due 10/24/2030 •		23,045	23,066

CIT Group Home Equity Loan Trust
6.019% due 09/25/2030 •		293	292

Citigroup Mortgage Loan Trust
4.273% due 10/25/2037 þ		1,431	1,395

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.285% due 05/25/2036 þ		$2,035	$763
5.139% due 07/25/2045 •		6,371	4,479
5.159% due 05/25/2037 •		8,212	5,523
5.229% due 07/25/2045 •		2,966	2,085
5.239% due 05/25/2037 •		3,794	3,753
5.289% due 12/25/2036 •		7,645	4,196
5.469% due 08/25/2036 •		10,136	10,011
5.704% due 09/25/2035 •		1,828	1,815
5.764% due 01/25/2037 þ		793	327

Commonbond Student Loan Trust
2.550% due 05/25/2041		1,448	1,365

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		90	91

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		88,313	60,629
6.250% due 11/25/2053		154,583	156,554
6.400% due 11/25/2053		179,510	187,941
6.950% due 11/25/2053		59,783	61,764
7.400% due 11/25/2053		59,783	61,753
9.100% due 11/25/2053		34,905	36,024
9.350% due 11/25/2053		32,389	31,357

Countrywide Asset-Backed Certificates Trust
3.392% due 03/25/2036 •		1,090	1,071
3.806% due 04/25/2035 •		845	827
4.402% due 10/25/2032 ~		453	463
4.465% due 01/25/2037 •		272	271
5.109% due 07/25/2037 •		362	358
5.109% due 08/25/2037 •		9,513	8,798
5.189% due 09/25/2037 •		958	1,003
5.199% due 10/25/2047 •		676	669
5.249% due 02/25/2037 •		6,177	5,908
5.249% due 03/25/2037 •		2,047	1,985
5.329% due 11/25/2047 •		1,280	1,264
5.369% due 08/25/2034 •		337	329
5.409% due 09/25/2047 •		9,892	9,780
5.469% due 10/25/2034 •		1,226	1,212
5.554% due 06/25/2036 •		2,345	2,305
5.583% due 08/25/2035 ~		17,821	17,225
5.649% due 12/25/2036 •		311	251
5.659% due 05/25/2036 •		949	946
5.709% due 12/25/2034 •		1,244	1,222
5.869% due 11/25/2034 •		197	193
5.929% due 02/25/2036 •		5,623	5,489

CQS U.S. CLO Ltd.
7.132% due 07/20/2031 •		46,617	46,657

Credit Suisse First Boston Mortgage Securities Corp.
4.025% due 08/25/2032 •		1,267	1,215

Credit-Based Asset Servicing & Securitization LLC
5.512% due 07/25/2037 •		219	145
6.780% due 05/25/2035 þ		678	628

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.300% due 03/25/2037 þ		4,350	1,563

Credit-Based Asset Servicing & Securitization Trust
3.140% due 04/25/2037 •		655	418
5.089% due 11/25/2036 •		78	35
5.269% due 11/25/2036 •		7,482	3,417

Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •		11,978	11,981
6.685% due 10/23/2031 •		27,635	27,670

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,277	217
6.220% due 09/25/2036 þ		1,654	478
6.672% due 06/25/2036 þ		1,376	390

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •	EUR	4,482	4,979
4.322% due 08/15/2032 •		1,750	1,947
4.335% due 10/15/2031 •		40,030	44,503

Delta Funding Home Equity Loan Trust
6.031% due 09/15/2029 •		$82	80

Denali Capital CLO Ltd.
6.613% due 04/15/2031 •		1,857	1,858

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		1,100	1,024

Drive Auto Receivables Trust
5.830% due 12/15/2026		8,961	8,977

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden CLO Ltd.
6.613% due 07/15/2031 •		$13,578	$13,618

Dryden Euro CLO DAC
4.345% due 04/15/2033 •	EUR	35,439	39,428
4.402% due 05/15/2034 •		21,643	24,066

Dryden Senior Loan Fund
6.429% due 10/19/2029 •		$1,900	1,903
6.543% due 04/15/2028 •		2,575	2,576
6.583% due 04/15/2029 •		1,216	1,217

Elevation CLO Ltd.
6.496% due 10/25/2030 •		16,210	16,225

EMC Mortgage Loan Trust
5.709% due 05/25/2040 •		11	11

Enterprise Fleet Financing LLC
5.613% due 05/20/2025		1,884	1,888
5.740% due 12/20/2026		15,900	16,087

EquiFirst Mortgage Loan Trust
5.719% due 01/25/2034 •		9	9

Euro-Galaxy CLO DAC
4.325% due 04/24/2034 •	EUR	26,509	29,342

Fieldstone Mortgage Investment Trust
5.349% due 05/25/2036 •		$5,793	4,307
5.712% due 11/25/2036 •		7,818	4,769

Finance America Mortgage Loan Trust
5.869% due 08/25/2034 •		152	148

First Franklin Mortgage Loan Trust
5.279% due 10/25/2036 •		6,000	4,852
5.289% due 04/25/2036 •		1,921	1,876
5.449% due 08/25/2036 •		2,214	2,142
5.449% due 10/25/2036 •		3,323	2,209
6.169% due 01/25/2035 •		1,220	1,217
6.394% due 10/25/2034 •		581	588

First Investors Auto Owner Trust
6.440% due 10/16/2028		6,300	6,385

First NLC Trust
2.775% due 05/25/2035 •		953	845
5.109% due 08/25/2037 •		2,330	1,185
5.249% due 08/25/2037 •		2,418	1,230

Flagship Credit Auto Trust
4.030% due 12/15/2026		6,098	6,084

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		56,988	56,457

Fremont Home Loan Trust
5.029% due 01/25/2037 •		26	12
5.099% due 11/25/2036 •		35,785	12,667
5.119% due 01/25/2037 •		11,528	5,287
5.169% due 08/25/2036 •		342	109
5.289% due 08/25/2036 •		6,999	2,234
5.309% due 02/25/2037 •		41,634	13,544
5.449% due 02/25/2037 •		15,810	5,180
5.469% due 05/25/2036 •		9,886	6,264
5.509% due 04/25/2036 •		2,751	2,578
5.629% due 01/25/2036 •		7,136	6,843
5.899% due 07/25/2034 •		32	32
6.034% due 06/25/2035 •		3,120	3,025

FS Rialto Issuer LLC
7.243% due 01/19/2039 •		49,461	49,647

Galaxy CLO Ltd.
6.377% due 05/16/2031 •		6,022	6,029
6.533% due 10/15/2030 •		17,528	17,546

Gallatin CLO Ltd.
6.653% due 07/15/2031 •		24,788	24,817

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	89,459	62,641

GE-WMC Mortgage Securities Trust
5.049% due 08/25/2036 •		$5	2

GM Financial Consumer Automobile Receivables Trust
5.740% due 09/16/2026		19,402	19,452
5.812% due 09/16/2026 •		7,919	7,922

GMAC Mortgage Corp. Loan Trust
7.000% due 09/25/2037 ~		6	6

GoldenTree Loan Management EUR CLO DAC
4.588% due 01/20/2032 •	EUR	1,322	1,471

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •		$31,738	31,754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golub Capital Partners Static Ltd.
6.512% due 04/20/2033 •		$10,757	$10,761

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,646	6,205
4.000% due 04/20/2049		15,062	13,631

GPMT Ltd.
6.379% due 07/16/2035 •		11,068	10,959

GS Mortgage-Backed Securities Trust
1.000% due 01/02/2064 «(c)		43	43
3.550% due 01/02/2064 «(c)		34,373	29,877

GSAA Home Equity Trust
4.388% due 03/25/2036 ~		4,029	1,697
5.109% due 03/25/2036 •		39	13
5.169% due 03/25/2037 •		504	143
5.209% due 04/25/2047 •		1,120	1,038
5.209% due 05/25/2047 •		2,604	1,508
5.309% due 09/25/2036 •		8,306	1,959
5.329% due 05/25/2036 •		13,453	2,994
5.329% due 07/25/2037 •		401	377
5.569% due 03/25/2037 •		1,781	723
5.569% due 05/25/2047 •		146	89
5.869% due 08/25/2037 •		443	426

GSAMP Trust
5.059% due 01/25/2037 •		2,534	1,528
5.089% due 12/25/2036 •		5,233	2,634
5.149% due 11/25/2035 •		354	29
5.449% due 06/25/2036 •		3,415	1,911
5.449% due 08/25/2036 •		1,391	1,130
5.509% due 04/25/2036 •		3,038	2,047
6.019% due 06/25/2034 •		453	445
6.289% due 12/25/2034 •		874	777
6.619% due 10/25/2034 •		120	123
6.844% due 03/25/2034 •		1,876	1,559

Harvest CLO DAC
1.040% due 07/15/2031	EUR	3,176	3,389
4.325% due 10/15/2031 •		25,730	28,574
4.368% due 10/20/2031 •		32,564	36,141
4.445% due 07/15/2031 •		28,003	31,196
4.535% due 01/15/2032 •		11,400	12,670

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		$14,900	14,770
3.890% due 09/25/2028		31,800	31,155

HGI CRE CLO Ltd.
7.042% due 04/20/2037 •		26,529	26,604

Home Equity Asset Trust
5.569% due 11/25/2032 •		154	141
6.064% due 05/25/2035 •		515	511

Home Equity Loan Trust
5.199% due 04/25/2037 •		3,136	3,013

Home Equity Mortgage Loan Asset-Backed Trust
4.885% due 10/25/2033 •		65	65
5.089% due 04/25/2037 •		884	626
5.179% due 04/25/2037 •		2,842	2,013

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		4,475	4,489

HSI Asset Loan Obligation Trust
4.487% due 12/25/2036 •		90	27

HSI Asset Securitization Corp. Trust
5.069% due 10/25/2036 •		135	47
5.189% due 12/25/2036 •		479	129
5.309% due 12/25/2036 •		4,366	1,149
5.749% due 11/25/2035 •		1,945	1,809

Hyundai Auto Receivables Trust
5.770% due 05/15/2026		16,724	16,765
5.822% due 05/15/2026 •		8,028	8,032

ICG U.S. CLO Ltd.
6.624% due 07/22/2031 •		734	735

IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~		3	3

Jamestown CLO Ltd.
6.663% due 07/14/2031 •		2,080	2,083

JP Morgan Mortgage Acquisition Corp.
2.870% due 10/25/2035 •		1,271	1,244

JP Morgan Mortgage Acquisition Trust
4.167% due 07/25/2036 •		1,711	1,690
5.129% due 08/25/2036 •		187	83

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.159% due 03/25/2047 •		$742	$741
5.189% due 08/25/2036 •		20	14
5.209% due 08/25/2036 •		242	241
5.229% due 03/25/2037 •		1,595	1,575
5.289% due 07/25/2036 •		5,086	1,452
6.337% due 08/25/2036 þ		1,559	959

Jubilee CLO DAC
4.285% due 04/15/2030 •	EUR	4,084	4,548
4.335% due 04/15/2031 •		31,950	35,533

KKR CLO Ltd.
6.481% due 07/18/2030 •		$8,941	8,948
6.513% due 07/15/2030 •		25,473	25,488

KREF Ltd.
6.415% due 02/17/2039 •		62,200	62,161

Kubota Credit Owner Trust
5.610% due 07/15/2026		1,430	1,436

LCCM Trust
6.411% due 12/13/2038 •		8,160	8,104
6.661% due 11/15/2038 •		28,239	28,040

LCM LP
6.544% due 07/20/2030 •		6,426	6,429

LCM Ltd.
6.382% due 07/20/2030 •		3,176	3,177
6.624% due 04/20/2031 •		16,060	16,073
6.633% due 04/15/2031 •		6,201	6,206

Lehman ABS Mortgage Loan Trust
5.059% due 06/25/2037 •		4,541	3,057
5.169% due 06/25/2037 •		2,451	1,652

Lendmark Funding Trust
1.900% due 11/20/2031		750	707

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		1,452	1,448
6.511% due 11/15/2038 •		45,311	45,169
6.892% due 01/17/2037 •		94,406	94,465

Long Beach Mortgage Loan Trust
5.289% due 12/25/2036 •		17,640	12,108
5.329% due 03/25/2046 •		1,593	1,281
5.489% due 08/25/2045 •		4,094	4,009
5.529% due 10/25/2034 •		10	10
6.019% due 06/25/2035 •		4,995	4,883
6.244% due 02/25/2035 •		2,498	2,467

Louisiana Local Government Environmental Facilities & Community Development Authority
4.275% due 02/01/2036		1,600	1,577

Lument Finance Trust, Inc.
6.381% due 06/15/2039 •		57,292	57,041

M360 Ltd.
6.534% due 11/22/2038 •		16,093	15,627

Madison Park Euro Funding DAC
4.485% due 07/15/2032 •	EUR	14,488	16,057

Madison Park Funding Ltd.
6.544% due 07/21/2030 •		$5,934	5,940

Magnetite Ltd.
6.451% due 10/15/2031 •		10,597	10,603

Man GLG Euro CLO DAC
4.365% due 10/15/2030 •	EUR	3,188	3,553

Marble Point CLO Ltd.
6.603% due 10/15/2030 •		$11,678	11,684
6.721% due 12/18/2030 •		1,575	1,575

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		360	358

MASTR Asset-Backed Securities Trust
5.069% due 01/25/2037 •		83	24
5.269% due 08/25/2036 •		4,065	1,552
5.449% due 03/25/2036 •		4,952	3,017
5.449% due 10/25/2036 •		4,465	3,973
5.719% due 10/25/2035 •		6,592	6,295
5.899% due 06/25/2035 •		2,039	2,094
5.971% due 11/25/2035 þ		104	78
6.219% due 02/25/2036 þ		187	159

Merrill Lynch First Franklin Mortgage Loan Trust
5.309% due 04/25/2037 •		2,142	852

Merrill Lynch Mortgage Investors Trust
4.346% due 11/25/2037 •		11,805	3,939
5.189% due 08/25/2037 •		7,229	3,776

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.209% due 02/25/2037 •	$864	$254
5.269% due 08/25/2037 •	30,276	15,853
5.449% due 08/25/2037 •	1,514	795
5.489% due 03/25/2037 •	23,951	22,203
5.489% due 04/25/2037 •	2,311	1,188
5.609% due 03/25/2037 •	6,423	5,955
5.869% due 02/25/2047 •	13,691	8,051

MF1 LLC
7.115% due 06/19/2037 •	27,961	28,005
7.600% due 09/17/2037 •	27,600	27,695

MF1 Ltd.
6.209% due 10/16/2036 •	41,830	41,673
6.229% due 07/16/2036 •	5,235	5,210
6.315% due 02/19/2037 •	25,234	25,139
6.897% due 12/15/2035 •	18,436	18,476

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •	8,669	8,632

MidOcean Credit CLO
6.440% due 02/20/2031 •	25,447	25,476

MMAF Equipment Finance LLC
5.200% due 09/13/2027	4,340	4,362

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 12/25/2036 •	2,492	1,263
5.029% due 05/25/2037 •	786	707
5.059% due 01/25/2037 •	4,826	2,186
5.069% due 07/25/2036 •	128	47
5.069% due 11/25/2036 •	1,215	690
5.079% due 03/25/2037 •	5,681	2,448
5.109% due 11/25/2036 •	12,159	5,818
5.109% due 05/25/2037 •	3,351	2,580
5.119% due 10/25/2036 •	11,562	6,277
5.119% due 11/25/2036 •	13,440	7,638
5.119% due 12/25/2036 •	1,723	873
5.149% due 03/25/2037 •	21,887	9,434
5.169% due 02/25/2037 •	1,826	874
5.184% due 03/25/2037 •	8,612	3,444
5.199% due 10/25/2036 •	1,383	751
5.199% due 11/25/2036 •	12,096	6,874
5.219% due 12/25/2036 •	7,474	3,786
5.219% due 05/25/2037 •	1,408	1,267
5.229% due 02/25/2037 •	773	370
5.269% due 06/25/2036 •	5,739	2,975
5.269% due 09/25/2036 •	14,928	5,162
5.289% due 09/25/2036 •	9,087	3,944
5.309% due 03/25/2037 •	2,823	1,217
5.329% due 02/25/2037 •	3,686	1,211
5.469% due 08/25/2036 •	13,308	6,783
5.704% due 07/25/2035 •	3,557	3,489
5.899% due 11/25/2034 •	426	414
5.969% due 03/25/2033 •	432	422

Morgan Stanley Dean Witter Capital, Inc. Trust
6.244% due 09/25/2032 •	345	341
6.319% due 02/25/2033 •	287	298

Morgan Stanley Home Equity Loan Trust
5.069% due 12/25/2036 •	13,332	6,535
5.289% due 04/25/2036 •	4,076	2,884

Morgan Stanley IXIS Real Estate Capital Trust
5.019% due 11/25/2036 •	5	2
5.269% due 07/25/2036 •	7,956	3,229
5.429% due 07/25/2036 •	24,396	9,902

Morgan Stanley Mortgage Loan Trust
5.129% due 11/25/2036 •	3,199	900
5.209% due 04/25/2037 •	4,633	1,275
5.429% due 02/25/2037 •	418	88
5.689% due 04/25/2037 •	2,245	617
5.750% due 04/25/2037 ~	552	273
6.000% due 02/25/2037 ~	342	194
6.077% due 10/25/2046 þ	2,382	594
6.226% due 10/25/2036 þ	1,004	289
6.376% due 11/25/2036 •	1,612	604

Mosaic Solar Loan Trust
2.640% due 01/20/2053	17,523	15,425

Mountain View CLO LLC
6.588% due 01/16/2031 •	1,188	1,189

Mountain View CLO Ltd.
6.761% due 04/15/2034 •	6,100	6,111

Navient Private Education Loan Trust
3.610% due 12/15/2059	1,881	1,862

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nelnet Student Loan Trust
6.640% due 02/20/2041		$6,245	$6,393
7.545% due 02/20/2041 •		5,684	5,695

Neuberger Berman CLO Ltd.
6.555% due 01/28/2030 •		2,013	2,016

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •		2,376	2,378

New Century Home Equity Loan Trust
5.644% due 03/25/2035 •		457	470
5.689% due 10/25/2035 •		725	706
5.749% due 03/25/2035 •		509	503
5.854% due 05/25/2034 •		549	546
7.969% due 01/25/2033 •		1,210	1,037

Newark BSL CLO Ltd.
6.625% due 12/21/2029 •		2,966	2,970

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.629% due 10/25/2036 •		20,252	4,574
5.769% due 02/25/2037 •		1,795	516
6.532% due 10/25/2036 þ		2,619	568

NovaStar Mortgage Funding Trust
5.169% due 01/25/2037 •		3,519	1,216
5.269% due 06/25/2036 •		1,611	1,182
5.269% due 09/25/2036 •		12,655	5,286
5.269% due 03/25/2037 •		3,628	1,210
5.309% due 11/25/2036 •		8,111	2,504
5.329% due 03/25/2037 •		3,004	1,002
5.389% due 01/25/2037 •		15,827	5,468
5.469% due 10/25/2036 •		4,246	1,869
5.679% due 12/25/2033 •		181	180
5.794% due 06/25/2034 •		10	10
6.844% due 03/25/2035 •		3,723	3,678

OAK Hill European Credit Partners DAC
4.418% due 01/20/2032 •	EUR	2,116	2,356
4.428% due 10/20/2031		48,020	53,280

Oaktree CLO Ltd.
6.654% due 04/22/2030 •		$23,605	23,624

OCP CLO Ltd.
6.664% due 07/20/2029 •		1,773	1,774

OCP Euro CLO DAC
4.568% due 09/22/2034 •	EUR	34,544	38,366

Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		$15,567	15,577
6.432% due 10/20/2030 •		7,941	7,946
6.544% due 03/17/2030 •		10,867	10,885
6.546% due 01/25/2031 •		2,767	2,771

Octagon Loan Funding Ltd.
6.543% due 11/18/2031 •		4,648	4,654

OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	1,051
6.102% due 06/16/2036 •		2,249	2,252

Option One Mortgage Loan Trust
5.069% due 01/25/2037 •		8,228	4,849
5.109% due 01/25/2037 •		18,521	10,916
5.139% due 05/25/2037 •		3,239	1,740
5.149% due 04/25/2037 •		6,073	3,089
5.189% due 01/25/2037 •		6,965	4,105
5.189% due 04/25/2037 •		15,440	10,636
5.209% due 04/25/2037 •		2,461	1,427
5.219% due 03/25/2037 •		1,120	564
5.219% due 07/25/2037 •		2,400	1,557
5.249% due 02/25/2037 •		7,173	3,446
5.299% due 04/25/2037 •		1,971	977
5.509% due 01/25/2036 •		6,600	6,150

Option One Mortgage Loan Trust Asset-Backed Certificates
5.659% due 11/25/2035 •		10,670	10,225
5.824% due 10/25/2032 •		1,316	1,410

Oscar U.S. Funding LLC
2.820% due 04/10/2029		5,000	4,908

OSD CLO Ltd.
6.417% due 04/17/2031 •		19,943	19,967

Ownit Mortgage Loan Trust
5.869% due 10/25/2036 •		1,751	1,699

OZLM Ltd.
6.482% due 10/20/2031 •		6,768	6,773

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.527% due 10/17/2029 •		$12,573	$12,580
6.583% due 04/15/2031 •		1,686	1,688
6.704% due 07/20/2032 •		46,400	46,449
6.767% due 10/30/2030 •		397	398

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •		2,125	2,127

Palmer Square European Loan Funding DAC
4.405% due 10/15/2031 •	EUR	8,097	9,004
4.415% due 07/15/2031 •		10,355	11,525
4.465% due 04/15/2031 •		16,747	18,652

Palmer Square Loan Funding Ltd.
6.190% due 05/20/2029 •		$134	134
6.344% due 07/20/2029 •		19,901	19,922

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.769% due 12/25/2034 •		11,685	11,656

People’s Choice Home Loan Securities Trust
5.649% due 12/25/2035 •		590	574
5.914% due 05/25/2035 •		2,857	2,653
6.319% due 01/25/2035 •		817	787

People’s Financial Realty Mortgage Securities Trust
5.109% due 09/25/2036 •		17,776	4,593

Performer Funding PLC
0.000% due 06/21/2035 (g)	GBP	27,400	16,204
6.952% due 06/21/2035		30,900	41,222
7.952% due 06/21/2035		21,700	29,212
8.952% due 06/21/2035		14,400	19,730
10.452% due 06/21/2035		6,200	8,476
12.452% due 06/21/2035		9,300	12,711

PFP Ltd.
7.371% due 08/19/2035 •		$7,121	7,163

Popular ABS Mortgage Pass-Through Trust
5.179% due 01/25/2037 •		2,838	2,746

RAAC Trust
5.569% due 06/25/2044 •		810	693
5.669% due 11/25/2046 •		5,620	5,453

Rad CLO Ltd.
6.515% due 04/25/2032 •		10,151	10,162
6.665% due 07/24/2032 •		73,050	73,111

Ready Capital Mortgage Financing LLC
5.919% due 07/25/2036 •		578	576
6.913% due 01/25/2037 •		29,755	29,791
7.322% due 06/25/2037 •		7,699	7,736
7.407% due 10/25/2039 •		2,398	2,414

Renaissance Home Equity Loan Trust
3.838% due 08/25/2033 •		36	33
5.669% due 08/25/2032 •		104	99
5.689% due 11/25/2034 •		198	172
5.893% due 06/25/2037 þ		8,030	2,100
5.906% due 06/25/2037 þ		8,997	2,358

Residential Asset Mortgage Products Trust
4.923% due 12/25/2034 •		152	152
5.319% due 10/25/2036 •		5,918	5,749
5.539% due 01/25/2036 •		1,652	1,624
5.569% due 03/25/2036 •		4,652	4,595
5.609% due 01/25/2036 •		2,252	2,126

Residential Asset Securities Corp. Trust
5.209% due 10/25/2036 •		1,026	1,014
5.229% due 11/25/2036 •		3,919	3,641
5.259% due 06/25/2033 •		688	657
5.309% due 11/25/2036 •		1,517	1,413
5.404% due 06/25/2036 •		12,522	12,325
5.529% due 04/25/2036 •		781	780
5.584% due 03/25/2036 •		1,200	1,169
6.064% due 03/25/2035 •		2,525	2,522

Romark CLO Ltd.
6.575% due 10/23/2030 •		20,391	20,421

Santander Drive Auto Receivables Trust
6.310% due 07/15/2027		5,934	5,953

Saranac CLO Ltd.
6.333% due 08/13/2031 •		22,083	22,113

Saxon Asset Securities Trust
5.309% due 10/25/2046 •		4,437	4,316

SBA Tower Trust
3.869% due 10/15/2049 þ		15,746	15,735

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •		$228	$52
5.099% due 05/25/2037 •		387	295
5.289% due 07/25/2036 •		2,162	770
5.449% due 07/25/2036 •		2,779	990
5.469% due 03/25/2036 •		8,990	5,618
5.469% due 05/25/2036 •		9,290	4,883
5.929% due 01/25/2036 •		1,239	1,157

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	26,950	29,944

SG Mortgage Securities Trust
5.119% due 10/25/2036 •		$9,778	9,096

Shackleton CLO Ltd.
6.494% due 05/07/2031 •		612	613

Shelter Growth CRE Issuer Ltd.
7.261% due 06/17/2037 •		44,081	44,186

SLM Student Loan Trust
5.951% due 04/25/2049		2,307	2,268
6.521% due 07/25/2049		210	208
7.321% due 10/25/2049		285	286

SMB Private Education Loan Trust
0.000% due 03/15/2052 «(g)		1,157	1,658
0.000% due 09/15/2053 (g)		1	425
3.940% due 02/16/2055		31,724	30,928
5.550% due 03/15/2052		14,890	15,568
6.150% due 09/15/2053		24,400	25,837
6.250% due 03/15/2052		3,000	3,127
6.500% due 03/15/2052		1,100	1,163
6.642% due 03/15/2052 •		14,890	14,918
6.792% due 02/16/2055 •		13,167	13,230
6.930% due 09/15/2053		12,921	13,948
6.992% due 09/15/2053 •		39,610	40,249
7.540% due 09/15/2053		2,644	2,811
8.290% due 03/15/2052		1,195	1,259
8.870% due 09/15/2053		5,450	5,932

SoFi Alternative Trust
4.854% due 05/16/2050 ~		53,488	51,259

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		1,037	1,019
6.269% due 02/25/2040 •		10	10

Sound Point CLO Ltd.
6.524% due 10/20/2030 •		8,388	8,394
6.526% due 07/25/2030 •		11,958	11,966
6.565% due 01/25/2032 •		13,600	13,603
6.624% due 01/20/2032 •		6,512	6,517
6.641% due 07/26/2031 •		4,513	4,516
6.664% due 01/21/2031 •		407	408
6.691% due 04/18/2031 •		12,440	12,452
6.754% due 07/20/2032 •		27,200	27,230

Soundview Home Loan Trust
5.079% due 01/25/2037 •		2,492	1,827
5.129% due 01/25/2037 •		2,379	1,744
5.149% due 02/25/2037 •		7,773	2,244
5.149% due 08/25/2037 •		584	567
5.229% due 02/25/2037 •		10,029	2,910
5.529% due 05/25/2036 •		1,841	1,786

Specialty Underwriting & Residential Finance Trust
3.984% due 02/25/2037 þ		29,019	10,111
5.065% due 12/25/2036 •		1,245	1,221
5.169% due 11/25/2037 •		366	203
5.269% due 11/25/2037 •		4,767	2,666
5.669% due 03/25/2037 •		1,799	998
5.869% due 06/25/2036 •		11,026	10,605
5.944% due 12/25/2035 •		503	499

Starwood Commercial Mortgage Trust
6.329% due 04/18/2038 •		73,323	72,561

Starwood Mortgage Trust
6.692% due 11/15/2038 •		110,499	109,622

Stonepeak ABS
2.301% due 02/28/2033		268	256

Structured Asset Investment Loan Trust
5.119% due 09/25/2036 •		1,957	1,923
5.269% due 06/25/2036 •		278	264
5.569% due 01/25/2036 •		1,304	1,277
5.669% due 04/25/2033 •		46	48
5.869% due 05/25/2035 •		4,297	4,215
5.899% due 09/25/2034 •		87	79

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.899% due 01/25/2035 •		$11,704	$11,466
6.094% due 01/25/2035 •		3,957	3,436
6.169% due 12/25/2034 •		1,108	1,104
6.349% due 04/25/2033 •		129	130
6.392% due 09/25/2034 •		153	156
6.544% due 01/25/2035 •		4,313	3,561
6.694% due 01/25/2035 •		3,803	1,991

Structured Asset Securities Corp. Mortgage Loan Trust
4.593% due 12/25/2034 •		650	643
5.149% due 01/25/2037 •		2,234	1,315
5.199% due 01/25/2037 •		16,549	9,610
5.239% due 04/25/2036 •		5,774	5,679
5.869% due 05/25/2037 •		1,443	1,412
6.969% due 08/25/2037 •		1,092	1,088

Sunrun Demeter Issuer
2.270% due 01/30/2057		36,580	31,767

Symphony CLO Ltd.
7.082% due 01/20/2037 •		14,075	14,177

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		13,077	13,083

T-Mobile U.S. Trust
5.050% due 09/20/2029		21,200	21,526

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		28,147	28,171

TCW CLO Ltd.
6.516% due 04/25/2031 •		15,740	15,747

Tesla Auto Lease Trust
5.860% due 08/20/2025		5,398	5,404

Thompson Park CLO Ltd.
6.563% due 04/15/2034 •		5,905	5,908

TIAA CLO Ltd.
6.698% due 01/16/2031 •		1,463	1,465

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	14,568	16,215

Toro European CLO DAC
4.352% due 02/15/2034 •		18,800	20,865
4.624% due 01/12/2032 •		11,081	12,315

Towd Point HE Trust
0.918% due 02/25/2063 ~		$690	669

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		9,400	9,649

TPG Real Estate Finance Issuer Ltd.
6.397% due 03/15/2038 •		20,506	20,352
6.733% due 02/15/2039 •		49,707	49,521

Triaxx Prime CDO Ltd.
5.570% due 10/02/2039 •		16,257	149

Tricolor Auto Securitization Trust
6.480% due 08/17/2026		615	616

Trinitas Euro CLO DAC
4.618% due 10/20/2032 •	EUR	3,229	3,589

Venture CLO Ltd.
6.370% due 09/07/2030 •		$33,994	34,028
6.444% due 10/20/2028 •		1,316	1,317
6.534% due 07/20/2030 •		31,050	31,067
6.594% due 07/20/2030 •		6,410	6,414
6.623% due 07/15/2031 •		9,170	9,177
6.641% due 07/18/2031 •		1,363	1,364
6.644% due 01/20/2029 •		7,188	7,191
6.674% due 04/20/2032 •		20,400	20,420
6.677% due 07/30/2032 •		65,100	65,170

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		10,312	10,319
6.664% due 07/20/2032 •		30,025	30,054

VMC Finance LLC
6.229% due 06/16/2036 •		1,691	1,697
7.241% due 02/18/2039 •		33,124	32,966

Voya CLO Ltd.
6.497% due 04/17/2030 •		11,546	11,553
6.563% due 10/15/2030 •		11,599	11,614
6.773% due 10/15/2030 •		970	971

WaMu Asset-Backed Certificates WaMu Trust
5.219% due 04/25/2037 •		9,610	3,658
5.269% due 01/25/2037 •		11,735	5,491

Washington Mutual Asset-Backed Certificates Trust
4.238% due 10/25/2036 •		1,310	478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wind River CLO Ltd.
6.643% due 07/15/2031 •		$33,621	$33,663
6.703% due 01/15/2031 •		2,422	2,423

Total Asset-Backed Securities (Cost $6,108,384)			5,908,986

SOVEREIGN ISSUES 4.3%

Brazil Government International Bond
6.125% due 03/15/2034		15,700	16,038
7.125% due 05/13/2054		55,300	57,353

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (g)	BRL	4,200	771
0.000% due 04/01/2025 (g)		2,502,300	435,481

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$1,600	1,531

Israel Government International Bond
3.800% due 05/13/2060		47,500	33,028
5.375% due 03/12/2029		31,800	32,340
5.500% due 03/12/2034		27,000	27,197
5.750% due 03/12/2054		3,900	3,720

Ivory Coast Government International Bond
5.875% due 10/17/2031	EUR	20,800	21,969

Korea Development Bank
5.923% (SOFRRATE + 0.700%) due 10/23/2026 ~		$7,450	7,498

Korea National Oil Corp.
4.875% due 04/03/2029		1,700	1,736

Mexico Government International Bond
5.000% due 04/27/2051		26,100	22,075
6.000% due 05/07/2036		1,100	1,123

New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)	AUD	1,579	1,105

Paraguay Government International Bond
4.950% due 04/28/2031		$8,000	7,994

Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,517
5.940% due 02/12/2029		3,000	839

Poland Government International Bond
5.125% due 09/18/2034		$5,300	5,456

Province of Alberta
2.050% due 08/17/2026		6,000	5,803

Province of British Columbia
4.150% due 06/18/2034	CAD	172,900	133,092

Province of Ontario
1.550% due 11/01/2029		11,600	7,986
3.650% due 06/02/2033		104,700	78,238
4.150% due 06/02/2034		177,500	136,801

Province of Quebec
3.600% due 09/01/2033		206,075	153,159
4.450% due 09/01/2034		74,000	58,287

Qatar Government International Bond
4.400% due 04/16/2050		$46,200	42,981
5.103% due 04/23/2048		600	618

Romania Government International Bond
2.000% due 01/28/2032	EUR	33,500	30,354
2.000% due 04/14/2033		5,190	4,498
3.000% due 02/27/2027		$5,240	5,034
3.624% due 05/26/2030	EUR	25,050	26,681
5.250% due 05/30/2032		30,900	34,563
5.625% due 05/30/2037		29,200	32,137

Saudi Government International Bond
4.750% due 01/18/2028		$34,700	35,426
4.750% due 01/16/2030		13,600	13,915
4.875% due 07/18/2033		12,100	12,323
5.000% due 01/16/2034		12,600	12,907

Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	16,355
2.050% due 09/23/2036		15,500	12,874
3.125% due 05/15/2027		19,600	21,433

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	5,965,100	362,753

Turkey Government International Bond
7.625% due 05/15/2034		$20,500	21,807

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Kingdom Gilt
4.375% due 07/31/2054	GBP	158,900	$205,193

Total Sovereign Issues (Cost $2,174,095)			2,143,989

		SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (e)		775,108	0

INDUSTRIALS 0.1%

Drillco Holding Lux SA «(l)		195,636	4,823

Forsea Holding SA «		1,161,108	28,629

			33,452

Total Common Stocks (Cost $32,663)			33,452

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Charles Schwab Corp.
4.000% due 12/01/2030 •(i)		2,400,000	2,150

CoBank ACB
4.250% due 01/01/2027 •(i)		5,200,000	4,979

Discover Financial Services
6.125% due 06/23/2025 •(i)		19,900,000	19,955

Encina Private Credit LLC «		3,411	0

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(i)		13,900,000	13,973

	SHARES	MARKET VALUE (000S)

Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	5,200,000	$5,065

Total Preferred Securities (Cost $46,564)		46,122

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

CBL & Associates Properties, Inc.	26,809	676

Total Real Estate Investment Trusts (Cost $372)		676

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%

COMMERCIAL PAPER 0.2%

Crown Castle, Inc.
5.270% due 10/29/2024	$1,720	1,712
5.300% due 10/29/2024 (c)	35,550	35,400
5.720% due 10/01/2024	41,000	40,994

Jones Lang LaSalle Finance BV
5.380% due 10/09/2024	4,150	4,145
5.400% due 10/09/2024	7,400	7,391

		89,642

REPURCHASE AGREEMENTS (m) 0.3%
		139,152

U.S. TREASURY BILLS 0.0%
5.088% due 10/17/2024 - 12/19/2024 (f)(g)(r)	8,376	8,334

Total Short-Term Instruments (Cost $237,143)		237,128

Total Investments in Securities (Cost $72,505,272)		69,577,971

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.0%

MUTUAL FUNDS (j) 0.1%

PIMCO Senior Loan Active Exchange-Traded Fund	586,600	$29,999

Total Mutual Funds (Cost $29,652)		29,999

SHORT-TERM INSTRUMENTS 4.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%

PIMCO Short Asset Portfolio	234,897,788	2,293,072

PIMCO Short-Term Floating NAV Portfolio III	19,406,178	188,958

Total Short-Term Instruments (Cost $2,528,112)		2,482,030

Total Investments in Affiliates (Cost $2,557,764)		2,512,029

Total Investments 143.2% (Cost $75,063,036)		$72,090,000

Financial Derivative Instruments (o)(q) 0.0% (Cost or Premiums, net $138,378)		9,582

Other Assets and Liabilities, net (43.2)%		(21,772,244)

Net Assets 100.0%		$50,327,338

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Institutional Class Shares of each Fund.

(k)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust 8.567% due 10/15/2027	09/21/2023	$47,566	$47,442	0.09%
Drillco Holding Lux SA	06/08/2023	3,913	4,823	0.01
National Football League 5.480% due 10/05/2028	03/14/2024	27,600	28,422	0.06
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	15,000	16,607	0.03
Ripon Investments Financing Ltd. 0.000% due 02/25/2025	01/11/2023	609	671	0.00

		$94,688	$97,965	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BAR	0.150%	09/26/2024	10/03/2024		$25,000	Barclays Bank PLC 4.880% due 10/08/2024	$(25,000)	$25,000	$25,000
JPS	4.880	07/30/2024	TBD	(2)	114,152	U.S. Treasury Bonds 1.375% due 11/15/2040	(123,953)	114,152	115,216

Total Repurchase Agreements							$(148,953)	$139,152	$140,216

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BAR	0.000%	09/26/2024	10/03/2024		$(25,086)	$(25,087)
MBC	4.250	09/20/2024	TBD	(4)	(1,144)	(1,145)

Total Reverse Repurchase Agreements						$(26,232)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA	4.500%	10/15/2054	$1,101,300	$(1,075,746)	$(1,082,780)

Total Short Sales (2.2)%				$(1,075,746)	$(1,082,780)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BAR	$25,000	$(25,087)	$0	$(87)	$1,781	$1,694
JPS	115,216	0	0	115,216	(117,430)	(2,214)
MBC	0	(1,145)	0	(1,145)	1,178	33

Total Borrowings and Other Financing Transactions	$140,216	$(26,232)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(25,087)	$0	$(1,145)	$(26,232)

Total Borrowings	$0	$(25,087)	$0	$(1,145)	$(26,232)

Payable for reverse repurchase agreements					$(26,232)

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

(n)	Securities with an aggregate market value of $34,174 and cash of $308 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(5,344) at a weighted average interest rate of 3.190%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	259	$	259	$(62)	$(25)
Call - EUREX Euro-Bobl November 2024 Futures		120.250	10/25/2024	259		259	(62)	(117)
Put - EUREX Euro-Bund November 2024 Futures		133.000	10/25/2024	248		248	(132)	(55)
Call - EUREX Euro-Bund November 2024 Futures		136.000	10/25/2024	248		248	(154)	(124)

							$(410)	$(321)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$	112.000	10/25/2024	540	$	540	$(286)	$(31)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures		117.000	10/25/2024	540		540	(268)	(37)

							$(554)	$(68)

Total Written Options							$(964)	$(389)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2024	5,758	$532,225	$4,487	$2,256	$0
U.S. Treasury 5-Year Note December Futures	12/2024	64,920	7,133,592	10,416	0	(23,838)
U.S. Treasury 10-Year Note December Futures	12/2024	25,656	2,932,000	1,586	0	(11,625)
U.S. Treasury 10-Year Ultra December Futures	12/2024	2,864	338,802	411	0	(1,477)

				$16,900	$2,256	$(36,940)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	363	$(48,509)	$(457)	$0	$(89)
Euro-Bund 10-Year Bond December Futures	12/2024	4,943	(742,370)	(9,829)	0	(2,366)
Japan Government 10-Year Bond December Futures	12/2024	1,105	(1,112,112)	(2,228)	4,382	(2,460)
U.S. Treasury 30-Year Bond December Futures	12/2024	1,515	(188,144)	569	1,042	0

				$(11,945)	$5,424	$(4,915)

Total Futures Contracts				$4,955	$7,680	$(41,855)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.253%	$	2,300	$444	$(309)	$135	$0	$0
AES Corp.	5.000	Quarterly	06/20/2028	0.736		1,100	154	11	165	0	0
AES Corp.	5.000	Quarterly	12/20/2028	0.818		3,600	447	145	592	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.253		10,600	(402)	462	60	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.295		5,000	61	(17)	44	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341		7,900	120	(30)	90	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.439		1,700	3	26	29	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		75,100	(382)	1,781	1,399	0	(18)
Boeing Co.	1.000	Quarterly	06/20/2026	0.853		8,000	28	(6)	22	0	(5)
Boeing Co.	1.000	Quarterly	12/20/2026	0.944		17,200	(91)	117	26	0	(3)
Boeing Co.	1.000	Quarterly	06/20/2027	1.047		8,200	(477)	470	(7)	0	(4)
Boeing Co.	1.000	Quarterly	12/20/2027	1.117		44,900	(2,000)	1,855	(145)	0	(9)
Boeing Co.	1.000	Quarterly	12/20/2029	1.438		115,100	(2,151)	(139)	(2,290)	0	(48)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.282	EUR	7,500	(34)	224	190	2	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.228	$	3,300	(42)	74	32	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.249		12,900	503	(347)	156	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.300		4,400	197	(43)	154	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.060		25,600	60	1	61	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		26,100	169	233	402	0	(6)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		2,900	34	22	56	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412		7,100	1,374	(666)	708	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		6,963	882	123	1,005	0	(11)
Hess Corp.	1.000	Quarterly	12/20/2026	0.171		1,900	(21)	55	34	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.164	EUR	6,300	(35)	50	15	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.164		89,600	(14,030)	14,660	630	6	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.283		7,850	(3)	202	199	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	$	30,500	92	(26)	66	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.301		3,300	75	(35)	40	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326		9,300	212	(75)	137	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.395		3,700	(60)	129	69	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440		42,050	48	788	836	0	(13)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474		8,500	(21)	199	178	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	3,400	(36)	66	30	0	(9)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.898		6,300	(135)	166	31	0	(11)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.263	$	6,800	49	61	110	0	(1)

							$(14,968)	$20,227	$5,259	$12	$(142)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	(1.000)%	Quarterly	06/20/2029	267,900	$(6,130)	$(22)	$(6,152)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	1,100	$5	$20	$25	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		400	4	5	9	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		758,400	14,705	2,711	17,416	0	(3)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		1,006,900	22,728	90	22,818	3	(58)
iTraxx Asia Ex-Japan 42 5-Year Index	1.000	Quarterly	12/20/2029		12,200	170	13	183	0	(3)

						$37,612	$2,839	$40,451	$3	$(64)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	256,500	$4,473	$1,081	$5,554	$0	$(136)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	0	13,405	13,405	0	(43)

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/15/2052	GBP	16,500	$1,632	$9,761	$11,393	$0	$(36)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		1,300	(27)	44	17	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	96,888,000	2,442	(7,736)	(5,294)	0	(1,155)
Receive	1-Day USD-SOFR Compounded-OIS	5.270	Annual	01/31/2025		$561,900	0	(643)	(643)	97	0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		947,300	(40)	(5,215)	(5,255)	583	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		503,200	367	(378)	(11)	574	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		879,430	(16,401)	(6,376)	(22,777)	2,181	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	0	(306)	(306)	179	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	0	(320)	(320)	148	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	0	(754)	(754)	322	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	0	(569)	(569)	179	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	0	(1,614)	(1,614)	404	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	0	(1,659)	(1,659)	390	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	0	(2,758)	(2,758)	618	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	0	(3,292)	(3,292)	731	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	0	(3,336)	(3,336)	734	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	0	(2,511)	(2,511)	487	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	0	(2,192)	(2,192)	425	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	0	(1,861)	(1,861)	354	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	0	(1,211)	(1,211)	226	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	0	(1,852)	(1,852)	336	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031		78,100	(223)	(388)	(611)	229	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031		344,600	(3,390)	1,695	(1,695)	1,007	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031		31,000	(56)	266	210	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	2,589	(7,115)	(4,526)	657	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	2,155	(10,793)	(8,638)	996	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	1,576	(10,478)	(8,902)	966	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		129,500	600	(4,477)	(3,877)	413	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		500,800	2,271	(17,313)	(15,042)	1,597	0
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	781	(8,162)	(7,381)	753	0
Receive	1-Day USD-SOFR Compounded-OIS	3.743	Annual	08/15/2033		119,700	316	(4,144)	(3,828)	382	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		28,900	72	(1,001)	(929)	92	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		154,800	292	(5,361)	(5,069)	494	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		74,000	132	(2,562)	(2,430)	236	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		104,100	116	(3,607)	(3,491)	332	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		23,400	60	(586)	(526)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		7,430	(16)	(190)	(206)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		45,200	(1,100)	(1,563)	(2,663)	137	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		73,400	(1,279)	(2,601)	(3,880)	221	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		48,900	(1,118)	(1,744)	(2,862)	148	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		47,500	(183)	(1,824)	(2,007)	141	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		48,000	(190)	(1,614)	(1,804)	142	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		40,700	(138)	(891)	(1,029)	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		49,420	(210)	(1,316)	(1,526)	145	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		46,000	(169)	(1,121)	(1,290)	135	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		43,700	(144)	(673)	(817)	128	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		57,200	(200)	(967)	(1,167)	167	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		44,700	(159)	(787)	(946)	130	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		46,100	(164)	(567)	(731)	134	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		47,000	(169)	(651)	(820)	137	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		42,500	(145)	(625)	(770)	124	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		42,500	(152)	(820)	(972)	124	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		39,700	(143)	(614)	(757)	115	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		41,100	(148)	(754)	(902)	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		46,600	(191)	(836)	(1,027)	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		17,500	(70)	(323)	(393)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		41,300	(167)	(782)	(949)	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		41,100	(150)	(907)	(1,057)	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		23,900	(94)	(56)	(150)	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		45,400	(179)	(115)	(294)	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		22,350	(107)	297	190	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		20,000	(92)	243	151	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		41,400	(182)	363	181	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		45,300	(196)	385	189	129	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		42,300	(150)	498	348	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		42,100	(151)	437	286	120	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		363,685	(2,029)	(12,109)	(14,138)	991	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	15,148	15,148	381	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	12/21/2052		$616,800	$120,849	$72,959	$193,808	$1,773	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	36,784	(75,787)	(39,003)	5,216	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		270,400	4,212	(15,239)	(11,027)	1,018	0
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	310,700	0	(669)	(669)	0	(62)
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	0	(4,693)	(4,693)	0	(501)
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		213,300	0	(267)	(267)	0	(42)
Pay(7)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	171,600	(186)	(329)	(515)	0	(324)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	52,500	(89)	(110)	(199)	0	(140)
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		1,014,454	6,849	10,800	17,649	5,931	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		743,663	712	(794)	(82)	0	(7,699)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	(9,294)	15,869	6,575	0	(55)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	46	1,373	1,419	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	11,873	8,326	0	(630)
Pay(7)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	289	192	0	(12)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	8,360	3,935	0	(299)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		305,200	1,364	6,378	7,742	0	(580)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	63,800	(313)	(3,456)	(3,769)	76	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(8,442)	(9,277)	188	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(10,944)	(12,559)	323	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		233,700	(851)	(10,237)	(11,088)	363	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,956)	(327)	(6,283)	214	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		23,900	(46)	(824)	(870)	0	(70)
Receive	CAONREPO	4.820	Semi-Annual	07/13/2025	CAD	300	(1)	(2)	(3)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		589,500	(3,954)	(17,764)	(21,718)	0	(1,537)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		147,900	(557)	(7,579)	(8,136)	0	(409)

							$129,202	$(140,959)	$(11,757)	$37,384	$(13,745)

Total Swap Agreements							$145,716	$(117,915)	$27,801	$37,400	$(13,951)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(8)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$7,680	$37,400	$45,080	$(389)	$(41,855)	$(14,032)	$(56,276)

(p)

Securities with an aggregate market value of $984,627 and cash of $40,680 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin asset of $32 and liability of $(55) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(81) for closed swap agreements is outstanding at period end.

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CNH	381,252		$53,242	$0	$(1,238)
	10/2024		$37,922	CNH	271,306	847	0

BOA	10/2024	GBP	2,380		$3,117	0	(65)
	10/2024	KRW	27,169,036		20,317	0	(300)
	10/2024	MYR	1,838		435	0	(11)
	10/2024	PEN	29,435		7,821	0	(118)
	10/2024		$1,023	AUD	1,524	30	0
	10/2024		1,178	EUR	1,056	0	(3)
	10/2024		2,593	GBP	1,974	46	0
	10/2024		6,930	PLN	26,950	70	0
	10/2024		1,372	SGD	1,783	15	0
	02/2025	CNH	85,660		$11,993	0	(352)
	05/2025		$64,000	TRY	2,844,736	2,236	0

BPS	10/2024	BRL	424,209		$74,758	0	(3,111)
	10/2024	CNH	456,351		63,736	0	(1,475)
	10/2024	DKK	4,497		672	1	0
	10/2024	GBP	1,126,830		1,483,471	0	(23,045)
	10/2024	JPY	4,966,517		34,566	62	(51)
	10/2024	KRW	82,660,784		61,767	0	(961)
	10/2024	PLN	51,605		13,469	61	0
	10/2024		$77,822	BRL	424,209	47	0
	10/2024		23,510	CNH	167,740	459	0
	10/2024		11,815	EUR	10,608	15	(21)
	10/2024		703	HUF	252,973	6	0
	10/2024		13	INR	1,121	0	0
	10/2024		92,094	NZD	147,965	1,908	0
	11/2024	CNH	922,207		$127,779	0	(4,283)
	11/2024	TWD	2,488,578		78,016	0	(985)
	11/2024		$672	DKK	4,489	0	(1)
	11/2024		13,469	PLN	51,641	0	(61)
	11/2024		2,740	TRY	107,086	274	0
	11/2024		62,955	TWD	1,966,993	0	(512)
	12/2024	CNH	3,668,806		$510,718	0	(15,722)
	12/2024		$140,560	CNH	1,005,389	3,708	0
	12/2024		39,018	MXN	786,263	489	0
	01/2025	CNH	167,803		$23,491	0	(644)
	05/2029	KWD	12,803		44,014	997	0
	07/2029		1,291		4,440	103	0

BRC	10/2024	BRL	9,713		1,712	0	(71)
	10/2024	IDR	2,036,651		131	0	(3)
	10/2024	ILS	20,438		5,494	21	(11)
	10/2024	NZD	42,370		26,769	0	(148)
	10/2024	SEK	24,004		2,373	9	0
	10/2024	TRY	1,163		33	0	(1)
	10/2024		$3,499	AUD	5,143	57	0
	10/2024		1,783	BRL	9,713	0	0
	10/2024		219,408	CHF	185,124	0	(676)
	10/2024		2,968,854	EUR	2,659,349	0	(8,601)
	10/2024		1,249	ILS	4,698	11	0
	10/2024		760	MYR	3,259	30	0
	10/2024		1,242	NZD	2,002	30	0
	10/2024		22,637	PLN	86,905	0	(69)
	10/2024		14,349	TRY	511,423	527	0
	10/2024	ZAR	1,393		$76	0	(4)
	11/2024	CHF	184,434		219,408	668	0
	11/2024	EUR	2,659,349		2,972,901	8,577	0
	11/2024		$26,772	NZD	42,370	149	0
	11/2024		12	PLN	47	0	0
	11/2024		2,373	SEK	23,966	0	(9)
	11/2024		22,562	TRY	836,669	479	(16)
	12/2024		20,776		779,561	213	0
	01/2025		19,914		757,939	91	0
	02/2025		11,308	CNH	80,723	326	0
	02/2025		5,552	TRY	224,554	217	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BSH	10/2024	BRL	188,500		$34,599	$0	$(3)
	10/2024		$34,261	BRL	188,500	341	0
	04/2025	BRL	198,800		$35,213	0	(350)

CBK	10/2024		47,723		8,760	0	(1)
	10/2024	DKK	894		134	0	0
	10/2024	GBP	1,426		1,907	0	0
	10/2024	ILS	15,758		4,320	97	(6)
	10/2024	KRW	59,183,500		44,233	0	(666)
	10/2024	THB	16,807		506	0	(17)
	10/2024		$4,700	AUD	6,945	102	0
	10/2024		8,749	BRL	47,723	12	0
	10/2024		32,729	CNH	231,993	422	0
	10/2024		3,742	GBP	2,812	18	0
	10/2024		77,308	IDR	1,197,204,277	1,419	0
	10/2024		5,777	ILS	21,153	0	(101)
	10/2024		460,699	INR	38,748,083	1,293	0
	10/2024		6,041	JPY	852,800	0	(107)
	10/2024	ZAR	717,594		$39,351	0	(2,127)
	11/2024	BRL	47,891		8,749	0	(10)
	11/2024	CNH	727,861		101,335	0	(2,897)
	11/2024	TWD	10,213,229		320,754	115	(3,585)
	11/2024		$134	DKK	893	0	0
	12/2024	MXN	774,641		$39,828	945	0
	12/2024		$9,000	CNH	64,766	294	0
	01/2025		23,491		167,705	630	0
	02/2025	PEN	86,261		$23,243	2	0

DUB	10/2024	KRW	55,979,163		41,935	0	(539)
	10/2024	MYR	1,838		434	0	(11)
	10/2024	PLN	63,904		16,670	68	0
	10/2024	SGD	261,355		200,867	0	(2,482)
	10/2024		$43,108	PLN	166,313	167	(83)
	11/2024		16,670		63,952	0	(67)
	11/2024		9,432	TRY	350,984	387	0
	12/2024		106,747	CNH	762,122	2,621	0
	02/2025		105,636	MXN	2,137,168	706	0
	03/2025		1,250	TRY	59,507	225	0

FAR	10/2024	AUD	21,037		$14,460	0	(84)
	10/2024	BRL	45,795		8,406	0	(1)
	10/2024	JPY	325,294		2,265	2	0
	10/2024	NZD	99,911		62,803	0	(670)
	10/2024		$8,289	BRL	45,795	117	0
	10/2024		1,550,178	GBP	1,159,794	410	0
	10/2024		51,286	JPY	7,388,261	119	0
	11/2024	GBP	1,159,794		$1,550,114	0	(449)
	11/2024	JPY	7,354,207		51,286	0	(120)
	11/2024		$14,467	AUD	21,037	85	0
	11/2024		62,808	NZD	99,911	673	0

GLM	10/2024	AUD	7,958		$5,365	0	(137)
	10/2024	BRL	421,983		79,066	1,687	(82)
	10/2024	EUR	1,008,402		1,122,845	343	0
	10/2024		$1,375	AUD	2,039	35	0
	10/2024		76,915	BRL	421,983	546	0
	10/2024		4,613	GBP	3,498	64	0
	10/2024		1,518	IDR	23,450,852	24	0
	10/2024		3,330	ILS	12,378	0	(9)
	10/2024		42,566	INR	3,579,824	116	0
	10/2024		12	PLN	49	0	0
	10/2024		2,210	SGD	2,874	26	0
	11/2024	MXN	269,708		$13,497	0	(80)
	11/2024	TWD	9,049		284	0	(3)
	11/2024		$117,261	BRL	667,391	4,797	0
	11/2024		44,464	TWD	1,392,615	0	(255)
	12/2024	BRL	31,718		$5,763	0	(18)
	12/2024		$15,544	BRL	85,655	67	0
	02/2025		47,583	MXN	968,777	637	0
	04/2025	BRL	2,259,800		$405,386	1,365	(236)

IND	10/2024	KRW	27,899,935		20,836	0	(336)
	10/2024		$3,291	IDR	50,840,523	52	0
	10/2024		264	MYR	1,144	13	0

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

JPM	10/2024	CNH	141,687		$19,787	$0	$(459)
	10/2024	DKK	9,389		1,408	6	0
	10/2024	GBP	46,474		61,054	0	(1,079)
	10/2024	ILS	71,867		19,246	71	(109)
	10/2024	KRW	31,339,357		23,446	0	(336)
	10/2024	NOK	5,516		521	0	(1)
	10/2024		$23,654	CNH	168,444	416	0
	10/2024		1,519	DKK	10,161	0	(2)
	10/2024		166,063	EUR	148,846	0	(376)
	10/2024		517	IDR	8,002,181	9	0
	10/2024		607	ILS	2,197	0	(17)
	10/2024		48,251	PLN	187,049	345	(19)
	10/2024		270,428	SGD	347,930	282	0
	10/2024		28,956	TRY	1,033,276	808	0
	10/2024	ZAR	16,796		$937	0	(34)
	11/2024	CNH	63,152		8,932	0	(112)
	11/2024	EUR	146,097		163,215	364	0
	11/2024	SGD	342,525		266,716	0	(235)
	11/2024	TWD	1,301,286		40,046	0	(1,264)
	11/2024		$1,408	DKK	9,372	0	(6)
	11/2024		521	NOK	5,514	1	0
	11/2024		52,625	TRY	2,028,560	4,224	0
	12/2024	CNH	142,602		$19,875	0	(580)
	12/2024		$64,319	TRY	2,422,312	1,174	0
	02/2025		906		36,497	32	0
	03/2025		1,085		52,576	219	0
	04/2025	BRL	43,700		$7,775	0	(43)
	05/2025		$141,589	TRY	6,292,066	4,987	0

MBC	10/2024	AUD	8,140		$5,573	0	(55)
	10/2024	JPY	3,050,258		21,162	0	(61)
	10/2024	KRW	105,786,497		79,199	0	(1,077)
	10/2024	NOK	218		21	0	0
	10/2024	PLN	57,615		15,110	141	0
	10/2024		$2,237	AUD	3,359	86	0
	10/2024		1,019,408	CAD	1,369,620	0	(6,691)
	10/2024		1,079	CHF	912	0	(1)
	10/2024		5,286	EUR	4,782	37	0
	10/2024		1,544	GBP	1,183	37	0
	10/2024		8,204	IDR	127,144,584	157	0
	10/2024		846	MYR	3,676	45	0
	10/2024		460	NOK	4,837	0	(1)
	10/2024		1,177	SEK	12,065	11	0
	11/2024	CAD	1,368,519		$1,019,408	6,701	0
	11/2024	JPY	1,023,300		7,213	60	0
	11/2024	TWD	2,092,561		65,320	0	(1,109)
	11/2024		$21	NOK	218	0	0
	11/2024		40,119	PLN	154,615	163	(140)
	12/2024	CNH	262,584		$36,789	0	(876)
	12/2024		$36,789	CNH	262,488	862	0

MYI	10/2024	BRL	64,600		$12,779	920	0
	10/2024	DKK	8,871		1,326	1	0
	10/2024	KRW	40,269,197		30,111	0	(448)
	10/2024	NZD	9,394		5,892	0	(76)
	10/2024	SGD	103,780		79,699	0	(1,048)
	10/2024		$11,857	BRL	64,600	1	0
	10/2024		3,245	CAD	4,376	0	(10)
	10/2024		624	CZK	14,498	16	0
	10/2024		1,101	DKK	7,390	2	0
	10/2024		6,702	EUR	6,000	0	(15)
	10/2024		1,058	GBP	803	16	0
	10/2024		8,394	IDR	130,123,747	163	0
	10/2024		434	MYR	1,838	12	0
	10/2024		85	NOK	897	0	0
	11/2024	CNH	1,138		$159	0	(4)
	11/2024	TWD	1,345,593		42,806	89	0
	11/2024		$1,326	DKK	8,855	0	(1)
	12/2024	MXN	79,352		$3,947	0	(36)

NGF	10/2024		$26,492	IDR	409,199,376	415	0

RBC	12/2024	MXN	293,907		$14,792	40	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

RYL	10/2024		$1,048	NZD	1,708	$38	$0

SCX	10/2024	CAD	720,453		$535,816	3,103	0
	10/2024	EUR	1,816,239		2,018,179	0	(3,566)
	10/2024	JPY	10,374		72	0	0
	10/2024		$913	DKK	6,132	3	0
	10/2024		7,869	GBP	5,888	3	0
	10/2024		1,650	IDR	25,537,050	29	0
	10/2024		172,408	INR	14,490,065	357	0
	10/2024		9,771	SGD	12,535	0	(18)
	11/2024	CNH	503,559		$69,519	0	(2,592)
	11/2024	SGD	12,513		9,771	19	0
	11/2024	TWD	465,787		14,461	0	(326)
	12/2024	CNH	655,864		91,867	0	(2,253)
	12/2024		$386,078	CNH	2,778,779	12,636	0

SSB	10/2024	CAD	209,461		$154,029	0	(850)
	10/2024	CHF	186,422		220,600	334	0
	10/2024		$1,154	SEK	11,945	23	0
	12/2024	MXN	96,761		$5,049	193	0

TOR	10/2024	AUD	1,913		1,312	0	(10)
	10/2024	CAD	444,618		330,339	1,582	0
	10/2024		$13,590	AUD	20,038	264	0
	11/2024		1,313		1,913	10	0
	12/2024	MXN	112,045		$5,724	100	0

UAG	10/2024		$2,570	GBP	1,928	8	0
	10/2024		63,314	PLN	249,644	1,539	0
	10/2024	ZAR	607,036		$33,172	0	(1,916)
	11/2024	CHF	384		457	2	0
	11/2024		$1,070	PLN	4,094	0	(8)
	11/2024		2,361	TWD	74,516	4	0
	12/2024	CNH	106,234		$14,880	0	(365)
	12/2024		$171	MXN	3,338	0	(3)

Total Forward Foreign Currency Contracts						$86,981	$(106,328)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600%	11/20/2024	359,900	$738	$191

GST	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	347,100	729	184

						$1,467	$375

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.325	12/06/2024	3,980	$498	$66
	Call - OTC USD versus CNH		7.350	12/06/2024	156	14	2
	Call - OTC USD versus CNH		7.400	12/06/2024	6,120	557	78
	Call - OTC USD versus CNH		7.325	01/14/2025	10,160	986	182
	Call - OTC USD versus CNH		7.400	01/14/2025	6,520	518	90
	Call - OTC USD versus CNH		7.400	01/23/2025	6,530	619	112

BRC	Call - OTC USD versus CNH		7.300	02/14/2025	3,220	345	61

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	6,530	686	144
	Call - OTC USD versus CNH		7.450	02/14/2025	6,530	620	131

DUB	Call - OTC USD versus CNH		7.350	12/12/2024	21,200	2,205	463
	Call - OTC USD versus CNH		7.400	12/12/2024	4,000	370	61

MBC	Call - OTC USD versus CNH		7.350	12/06/2024	9,600	926	160
	Call - OTC USD versus CNH		7.375	02/14/2025	6,420	629	142

SCX	Call - OTC USD versus CNH		7.300	02/14/2025	2,400	245	46

						$9,218	$1,738

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	612,900	$578	$1,125

CKL	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.930	03/06/2025	331,900	2,208	1,757
	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.960	03/10/2025	331,300	2,100	1,902
	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.940	03/24/2025	296,200	1,922	1,796

FAR	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.843	09/15/2025	1,766,600	2,297	2,478
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.070	06/04/2025	129,300	4,476	1,665

GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	938,800	0	1,489
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	1,520,500	0	2,498
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	953,900	0	1,587
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	1,443,400	0	2,431
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	1,425,600	0	2,431
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/18/2025	1,442,600	0	2,574

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.843	09/15/2025	1,599,100	2,079	2,243
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.636	10/07/2024	900	16	24
	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.329	05/29/2025	146,200	4,990	1,136

NGF	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.871	09/17/2025	2,415,600	2,899	3,301

UAG	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.967	09/18/2025	963,400	1,156	1,142

							$24,721	$31,579

Total Purchased Options							$35,406	$33,692

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800%	11/20/2024	720,200	$(648)	$(152)
GST	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800	11/20/2024	694,600	(695)	(146)

						$(1,343)	$(298)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus TRY	TRY	40.300	05/19/2025	200,000	$(4,200)	$(4,778)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	39,800	$ (133)	$(20)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	39,800	(133)	(141)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	26,800	(69)	(111)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	26,800	(69)	(37)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	48,300	(91)	(377)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	48,300	(78)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	68,000	(510)	(493)

CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.958	03/06/2025	374,900	(2,207)	(2,429)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.008	03/10/2025	373,900	(2,097)	(2,815)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948	03/24/2025	337,800	(1,914)	(2,328)

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.638	09/15/2025	1,766,600	(2,297)	(1,511)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	46,400	(152)	(150)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	46,400	(152)	(141)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	45,500	(151)	(127)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	45,500	(151)	(140)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	45,000	(150)	(170)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	45,500	(151)	(157)

GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	103,300	0	(1,199)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	167,400	0	(2,039)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	104,900	0	(1,274)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	159,000	0	(1,925)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	157,000	0	(1,940)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250%	03/18/2025	158,800	$0	$(2,015)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	37,100	(135)	(16)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	37,100	(135)	(60)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	39,000	(139)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	39,000	(139)	(140)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	38,100	(113)	(56)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	38,100	(113)	(104)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	38,300	(120)	(115)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	38,300	(120)	(114)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	72,500	(234)	(210)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	72,400	(234)	(250)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	27,300	(74)	(58)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	27,300	(74)	(34)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	24,400	(84)	(18)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	24,400	(84)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	44,000	(173)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	40,800	(160)	(12)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	41,300	(141)	(19)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	20,400	(68)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	20,000	(67)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	41,300	(140)	(158)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	20,400	(68)	(72)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	20,000	(67)	(68)

MYC	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.633	09/15/2025	1,599,100	(2,079)	(1,360)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	41,700	(117)	(54)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	41,700	(117)	(129)

NGF	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.701	09/17/2025	2,415,600	(2,899)	(2,264)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	26,800	(42)	(30)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	26,800	(42)	(12)

UAG	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	1.777	09/18/2025	963,400	(1,156)	(989)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	40,000	(128)	(138)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	40,000	(128)	(114)

							$(19,895)	$(28,171)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$	91.125	10/08/2024	44,000	$(247)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		94.125	10/08/2024	44,000	(210)	(858)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054		98.641	10/08/2024	53,100	(182)	(103)

						$(639)	$(961)

Total Written Options						$(26,077)	$(34,208)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	0.460%	$	11,500	$(281)	$474	$193	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		90,600	(4,513)	5,217	704	0

BPS	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.306		21,600	(619)	1,084	465	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		25,000	(1,199)	1,150	0	(49)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		5,000	(446)	413	0	(33)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485		2,200	6	14	20	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.740		500	(16)	20	4	0

BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.306		46,900	(1,519)	2,530	1,011	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		43,700	(2,009)	2,131	122	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		8,500	(413)	479	66	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		37,700	(1,873)	1,978	105	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		9,400	(338)	320	0	(18)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		53,100	(2,713)	3,126	413	0

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		9,100	(406)	477	71	0

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability

GST	Chile Government International Bond	1.000%	Quarterly	12/20/2027	0.306%	$	30,200	$(875)	$1,526	$651	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		44,310	(1,711)	1,625	0	(86)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		20,976	(1,870)	1,732	0	(138)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		400	(5)	(2)	0	(7)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		2,000	(21)	24	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		20,000	(961)	1,116	155	0

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		4,900	(189)	179	0	(10)

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.306		38,500	(1,146)	1,976	830	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		17,300	(622)	588	0	(34)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		18,974	(1,692)	1,567	0	(125)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548		2,000	6	14	20	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662		700	(2)	8	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869		1,300	(25)	31	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		5,700	(60)	69	9	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		424,700	(20,209)	23,511	3,302	0

								$(45,721)	$53,377	$8,156	$(500)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	iTraxx Crossover 40 5-Year 35-100% Index	5.000%	Quarterly	12/20/2028	EUR	41,200	$6,841	$1,212	$8,053	$0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	5,049	(1,420)	1,017	0	(403)

GST	iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027	EUR	99,979	16,184	165	16,349	0

JPM	iTraxx Crossover 40 5-Year 35-100% Index	5.000	Quarterly	12/20/2028		45,800	7,738	1,215	8,953	0

							$29,343	$3,609	$33,355	$(403)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	iBoxx USD Liquid Investment Grade Index	1,700,000	4.23	Maturity	09/24/2025	$191,777	$0	$(199)	$0	$(199)

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.159% (SOFRINDX)	Maturity	12/20/2024	50,000	675	(686)	0	(11)

								$675	$(885)	$0	$(210)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Pay	iBoxx USD Investment Grade Corporate Bond ETF	800,000	4.130% (FEDL01 plus a specified spread)	Monthly	04/02/2025	$90,384	$0	$243	$243	$0

Total Swap Agreements								$(15,703)	$56,344	$41,754	$(1,113)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$847	$0	$0	$847	$(1,238)	$0	$0	$(1,238)	$(391)	$286	$(105)
BOA	2,397	0	8,950	11,347	(849)	(4,939)	0	(5,788)	5,559	(5,220)	339
BPS	8,130	721	489	9,340	(50,872)	(300)	(281)	(51,453)	(42,113)	49,170	7,057
BRC	11,405	61	1,199	12,665	(9,609)	(377)	(403)	(10,389)	2,276	(2,840)	(564)
BSH	341	0	0	341	(353)	0	0	(353)	(12)	0	(12)
CBK	5,349	1,400	761	7,510	(9,517)	(493)	(18)	(10,028)	(2,518)	7,251	4,733
CKL	0	5,455	0	5,455	0	(7,572)	0	(7,572)	(2,117)	0	(2,117)
DUB	4,174	524	71	4,769	(3,182)	0	0	(3,182)	1,587	(2,070)	(483)
FAR	1,406	4,143	0	5,549	(1,324)	(2,396)	0	(3,720)	1,829	(2,436)	(607)
GLM	9,707	13,010	0	22,717	(820)	(11,467)	0	(12,287)	10,430	(7,470)	2,960
GST	0	184	17,158	17,342	0	(146)	(231)	(377)	16,965	(16,850)	115
IND	65	0	0	65	(336)	0	0	(336)	(271)	321	50
JPM	12,938	0	8,953	21,891	(4,672)	(467)	(10)	(5,149)	16,742	(16,390)	352
MBC	8,300	302	0	8,602	(10,011)	0	0	(10,011)	(1,409)	2,661	1,252
MYC	0	3,403	4,173	7,576	0	(1,543)	(170)	(1,713)	5,863	(5,449)	414
MYI	1,220	0	0	1,220	(1,638)	0	0	(1,638)	(418)	1,065	647
NGF	415	3,301	0	3,716	0	(2,264)	0	(2,264)	1,452	(630)	822
RBC	40	0	0	40	0	0	0	0	40	0	40
RYL	38	0	0	38	0	(42)	0	(42)	(4)	0	(4)
SAL	0	0	0	0	0	(961)	0	(961)	(961)	1,267	306
SCX	16,150	46	0	16,196	(8,755)	0	0	(8,755)	7,441	2	7,443
SSB	550	0	0	550	(850)	0	0	(850)	(300)	1,921	1,621
TOR	1,956	0	0	1,956	(10)	0	0	(10)	1,946	(675)	1,271
UAG	1,553	1,142	0	2,695	(2,292)	(1,241)	0	(3,533)	(838)	942	104

Total Over the Counter	$86,981	$33,692	$41,754	$162,427	$(106,328)	$(34,208)	$(1,113)	$(141,649)

(r)

Securities with an aggregate market value of $64,886 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,680	$7,680
Swap Agreements	0	15	0	0	37,385	37,400

	$0	$15	$0	$0	$45,065	$45,080

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$86,981	$0	$86,981
Purchased Options	0	375	0	1,738	31,579	33,692
Swap Agreements	0	41,511	243	0	0	41,754

	$0	$41,886	$243	$88,719	$31,579	$162,427

	$0	$41,901	$243	$88,719	$76,644	$207,507

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$389	$389
Futures	0	0	0	0	41,855	41,855
Swap Agreements	0	208	0	0	13,824	14,032

	$0	$208	$0	$0	$56,068	$56,276

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$106,328	$0	$106,328
Written Options	0	298	0	4,778	29,132	34,208
Swap Agreements	0	903	199	0	11	1,113

	$0	$1,201	$199	$111,106	$29,143	$141,649

	$0	$1,409	$199	$111,106	$85,211	$197,925

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7,242	$7,242
Futures	0	0	0	0	229,224	229,224
Swap Agreements	0	7,860	0	0	13,464	21,324

	$0	$7,860	$0	$0	$249,930	$257,790

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(42,767)	$0	$(42,767)
Purchased Options	0	0	0	(971)	10,170	9,199
Written Options	0	0	0	2,860	62,617	65,477
Swap Agreements	0	16,089	(9,639)	0	303	6,753

	$0	$16,089	$(9,639)	$(40,878)	$73,090	$38,662

	$0	$23,949	$(9,639)	$(40,878)	$323,020	$296,452

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(527)	$(527)
Futures	0	0	0	0	(6,073)	(6,073)
Swap Agreements	0	117	0	0	(264,555)	(264,438)

	$0	$117	$0	$0	$(271,155)	$(271,038)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(80,783)	$0	$(80,783)
Purchased Options	0	(1,092)	0	(3,636)	12,968	8,240
Written Options	0	1,045	0	(3,297)	(15,967)	(18,219)
Swap Agreements	0	5,099	50	0	(686)	4,463

	$0	$5,052	$50	$(87,716)	$(3,685)	$(86,299)

	$0	$5,169	$50	$(87,716)	$(274,840)	$(357,337)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$17,107	$346,544	$363,651
Corporate Bonds & Notes
Banking & Finance	0	7,045,117	49,006	7,094,123
Industrials	0	3,179,134	28,422	3,207,556
Utilities	0	1,532,345	0	1,532,345
Municipal Bonds & Notes
California	0	50,222	0	50,222
Connecticut	0	183	0	183
Florida	0	5,384	0	5,384
Georgia	0	55,990	0	55,990
Louisiana	0	3,421	0	3,421
New York	0	76,862	0	76,862
Ohio	0	3,345	0	3,345
Rhode Island	0	181	0	181
Texas	0	106,008	0	106,008
West Virginia	0	19,469	0	19,469
U.S. Government Agencies	0	30,507,163	0	30,507,163
U.S. Treasury Obligations	0	8,293,495	0	8,293,495
Non-Agency Mortgage-Backed Securities	0	9,131,334	756,886	9,888,220
Asset-Backed Securities	0	5,754,138	154,848	5,908,986
Sovereign Issues	0	2,143,989	0	2,143,989
Common Stocks
Industrials	0	0	33,452	33,452
Preferred Securities
Banking & Finance	0	46,122	0	46,122
Real Estate Investment Trusts
Real Estate	676	0	0	676
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Commercial Paper	0	89,642	0	89,642
Repurchase Agreements	0	139,152	0	139,152
U.S. Treasury Bills	0	8,334	0	8,334

	$676	$68,208,137	$1,369,158	$69,577,971

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Mutual Funds	$29,999	$0	$0	$29,999
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,482,030	0	0	2,482,030

	$2,512,029	$0	$0	$2,512,029

Total Investments	$2,512,705	$68,208,137	$1,369,158	$72,090,000

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,082,780)	$0	$(1,082,780)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,638	38,442	0	45,080
Over the counter	0	162,427	0	162,427

	$6,638	$200,869	$0	$207,507

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,236)	(50,959)	0	(56,195)
Over the counter	0	(141,246)	(403)	(141,649)

	$(5,236)	$(192,205)	$(403)	$(197,844)

Total Financial Derivative Instruments	$1,402	$8,664	$(403)	$9,663

Totals	$2,514,107	$67,134,021	$1,368,755	$71,016,883

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(2)
Investments in Securities, at Value
Loan Participations and Assignments	$282,580	$48,913	$(14,377)	$90	$(242)	$612	$28,968	$0	$346,544	$(442)
Corporate Bonds & Notes
Banking & Finance	23,224	24,453	(230)	244	16	1,299	0	0	49,006	1,309
Industrials	27,600	0	0	0	0	822	0	0	28,422	822
Non-Agency Mortgage-Backed Securities	307,200	533,167	(63,739)	771	572	13,638	0	(34,723)	756,886	12,967
Asset-Backed Securities	130,531	31,752	(21,598)	467	6,680	11,419	0	(4,403)	154,848	9,396
Common Stocks
Industrials	32,732	0	0	0	0	720	0	0	33,452	721

	$803,867	$638,285	$(99,944)	$1,572	$7,026	$28,510	$28,968	$(39,126)	$1,369,158	$24,773

Financial Derivative Instruments - Liabilities
Over the counter	$(310)	$4	$(6)	$0	$70	$(161)	$0	$0	$(403)	$(110)

Totals	$803,557	$638,289	$(99,950)	$1,572	$7,096	$28,349	$28,968	$(39,126)	$1,368,755	$24,663

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$225,304	Discounted Cash Flow	Discount Rate	7.454-20.050	11.285
	74,766	Indicative Market Quotation	Broker Quote	94.760	—
	46,474	Third Party Vendor	Broker Quote	99.750-100.063	99.945
Corporate Bonds & Notes
Banking & Finance	671	Discounted Cash Flow	Discount Rate	10.000	—
	23,197	Discounted Cash Flow	Discount Rate	5.910-6.546	6.091
	25,138	Proxy Pricing	Base Price	51.687-119.417	104.177
Industrials	28,422	Indicative Market Quotation	Broker Quote	98.143-99.815	98.979
Non-Agency Mortgage-Backed Securities	694,823	Discounted Cash Flow	Discount Rate	5.183-20.000	6.296
	62,063	Proxy Pricing	Base Price	78.986-3,295.000	418.641
Asset-Backed Securities	124,928	Discounted Cash Flow	Discount Rate	5.853-24.000	22.053
	29,920	Proxy Pricing	Base Price	87.645-100.000	87.663
Common Stocks
Industrials	33,452	Indicative Market Quotation	Broker Quote	$24.656	—

Financial Derivative Instruments - Liabilities
Over the counter	(403)	Indicative Market Quotation	Broker Quote	$92.000	—

Total	$1,368,755

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established MLM 700, a Delaware limited liability company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in

48	PIMCO TOTAL RETURN FUND

September 30, 2024	(Unaudited)

foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Notes to Financial Statements	(Cont.)

restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Fund’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Fund’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Fund’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market

50	PIMCO TOTAL RETURN FUND

September 30, 2024	(Unaudited)

participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Notes to Financial Statements	(Cont.)

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3).Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

52	PIMCO TOTAL RETURN FUND

September 30, 2024	(Unaudited)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost

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Notes to Financial Statements	(Cont.)

value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,226,152	$61,835	$0	$0	$5,085	$2,293,072	$62,841	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$753,674	$10,544,088	$(11,109,700)	$733	$163	$188,958	$31,093	$0

Investments in PIMCO Senior Loan Active Exchange-Traded Fund

Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$30,005	$0	$0	$0	$(6)	$29,999	$1,061	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

54	PIMCO TOTAL RETURN FUND

September 30, 2024	(Unaudited)

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third- parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

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Notes to Financial Statements	(Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no

principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2024, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S.

56	PIMCO TOTAL RETURN FUND

September 30, 2024	(Unaudited)

Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

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Notes to Financial Statements	(Cont.)

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Fund did not participate in the Interfund Lending Program.

58	PIMCO TOTAL RETURN FUND

September 30, 2024	(Unaudited)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility

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parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines

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(if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity

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dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer

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average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to:

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Notes to Financial Statements	(Cont.)

(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment

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adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Notes to Financial Statements	(Cont.)

counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

66	PIMCO TOTAL RETURN FUND

September 30, 2024	(Unaudited)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Notes to Financial Statements	(Cont.)

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $37,916.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Total Return Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the

Fund’s investments in series of PIMCO ETF Trust and PIMCO Equity Series. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $90,134.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$206,247,830	$207,208,104	$3,978,982	$3,822,880

†	A zero balance may reflect actual amounts rounding to less than one thousand.

68	PIMCO TOTAL RETURN FUND

September 30, 2024	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	424,404	$3,648,153	1,034,633	$8,727,058

I-2	101,090	867,754	208,620	1,763,047

I-3	4,567	39,458	8,407	70,875

Administrative Class	9,854	84,397	25,348	212,756

Class A	32,008	275,457	74,145	626,513

Class C	1,710	14,804	3,416	28,874

Class R	3,421	29,397	8,718	73,814
Issued as reinvestment of distributions

Institutional Class	104,119	892,391	195,245	1,649,347

I-2	11,387	97,675	18,765	158,495

I-3	397	3,407	669	5,646

Administrative Class	1,817	15,582	3,911	33,040

Class A	10,196	87,416	19,123	161,528

Class C	227	1,950	439	3,707

Class R	906	7,771	1,618	13,673
Cost of shares redeemed

Institutional Class	(1,055,088)	(9,070,646)	(1,397,149)	(11,791,599)

I-2	(92,003)	(786,369)	(166,837)	(1,409,395)

I-3	(1,915)	(16,560)	(8,645)	(72,895)

Administrative Class	(17,463)	(150,067)	(67,596)	(573,392)

Class A	(69,016)	(594,978)	(165,516)	(1,398,554)

Class C	(2,672)	(22,894)	(7,062)	(59,535)

Class R	(4,861)	(41,677)	(13,256)	(111,974)

Net increase (decrease) resulting from Fund share transactions	(536,915)	$(4,617,579)	(223,004)	$(1,888,971)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 36% of the Fund.

14. BASIS FOR CONSOLIDATION

MLM 700, LLC, a Delaware limited liability company (the “Subsidiary”), was formed on May 7, 2018, as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the MLM 700, LLC as of period end represented 0.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2024, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$4,193,365	$1,948,948

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

$74,125,668	$1,120,133	$(4,185,436)	$(3,065,303)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

70	PIMCO TOTAL RETURN FUND

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BAR	Barclays PLC Corporate RRP/REPO trading	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CKL	Citibank N.A. London	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

HUF	Hungarian Forint	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index

BOBL	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	PRIME	Daily US Prime Rate	TSFR1M	Term SOFR 1-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

FEDL01	Federal funds effective rate

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	RMBS	Residential Mortgage-Backed Security

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

72	PIMCO TOTAL RETURN FUND

(Unaudited)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result

74	PIMCO TOTAL RETURN FUND

(Unaudited)

from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid

76	PIMCO TOTAL RETURN FUND

(Unaudited)

pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Total Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0332	$0.0000	$0.0003	$0.0335

May 2024	$0.0367	$0.0000	$0.0002	$0.0369

June 2024	$0.0310	$0.0000	$0.0002	$0.0311

July 2024	$0.0331	$0.0000	$0.0001	$0.0331

August 2024	$0.0351	$0.0000	$0.0002	$0.0353

September 2024	$0.0299	$0.0000	$0.0002	$0.0301

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0325	$0.0000	$0.0003	$0.0328

May 2024	$0.0359	$0.0000	$0.0002	$0.0361

June 2024	$0.0303	$0.0000	$0.0002	$0.0305

July 2024	$0.0324	$0.0000	$0.0001	$0.0324

August 2024	$0.0343	$0.0000	$0.0002	$0.0345

September 2024	$0.0293	$0.0000	$0.0002	$0.0294

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0322	$0.0000	$0.0003	$0.0324

May 2024	$0.0355	$0.0000	$0.0002	$0.0357

June 2024	$0.0300	$0.0000	$0.0002	$0.0302

July 2024	$0.0320	$0.0000	$0.0000	$0.0321

August 2024	$0.0339	$0.0000	$0.0002	$0.0341

September 2024	$0.0289	$0.0000	$0.0002	$0.0291

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0315	$0.0000	$0.0003	$0.0317

May 2024	$0.0348	$0.0000	$0.0002	$0.0350

June 2024	$0.0293	$0.0000	$0.0002	$0.0295

July 2024	$0.0313	$0.0000	$0.0000	$0.0313

August 2024	$0.0331	$0.0000	$0.0002	$0.0333

September 2024	$0.0282	$0.0000	$0.0002	$0.0284

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0309	$0.0000	$0.0002	$0.0311

May 2024	$0.0341	$0.0000	$0.0002	$0.0343

June 2024	$0.0288	$0.0000	$0.0002	$0.0289

July 2024	$0.0306	$0.0000	$0.0000	$0.0307

August 2024	$0.0324	$0.0000	$0.0002	$0.0326

September 2024	$0.0276	$0.0000	$0.0002	$0.0278

78	PIMCO TOTAL RETURN FUND

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0257	$0.0000	$0.0002	$0.0259

May 2024	$0.0284	$0.0000	$0.0001	$0.0285

June 2024	$0.0239	$0.0000	$0.0001	$0.0240

July 2024	$0.0252	$0.0000	$0.0000	$0.0252

August 2024	$0.0266	$0.0000	$0.0001	$0.0267

September 2024	$0.0226	$0.0000	$0.0001	$0.0227

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0292	$0.0000	$0.0002	$0.0294

May 2024	$0.0322	$0.0000	$0.0002	$0.0324

June 2024	$0.0271	$0.0000	$0.0001	$0.0273

July 2024	$0.0288	$0.0000	$0.0000	$0.0288

August 2024	$0.0305	$0.0000	$0.0001	$0.0306

September 2024	$0.0259	$0.0000	$0.0002	$0.0261

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0700FSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

PIMCO TRENDS Managed Futures Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	04/27/18	12/31/13	05/26/23	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights	PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total
Institutional Class

04/01/2024 - 09/30/2024+	$11.14	$0.16	$(0.95)	$(0.79)	$0.00	$0.00	$0.00

03/31/2024	10.50	0.16	0.48	0.64	0.00	0.00	0.00

03/31/2023	12.48	0.08	(0.50)	(0.42)	(1.42)	(0.14)	(1.56)

03/31/2022	10.61	(0.13)	2.38	2.25	(0.25)	(0.13)	(0.38)

03/31/2021	10.61	(0.09)	0.59	0.50	(0.44)	(0.06)	(0.50)

03/31/2020	9.87	0.09	0.88	0.97	(0.23)	0.00	(0.23)
I-2

04/01/2024 - 09/30/2024+	11.08	0.16	(0.95)	(0.79)	0.00	0.00	0.00

03/31/2024	10.45	0.15	0.48	0.63	0.00	0.00	0.00

03/31/2023	12.44	0.06	(0.50)	(0.44)	(1.41)	(0.14)	(1.55)

03/31/2022	10.58	(0.14)	2.37	2.23	(0.24)	(0.13)	(0.37)

03/31/2021	10.59	(0.11)	0.59	0.48	(0.43)	(0.06)	(0.49)

03/31/2020	9.86	0.07	0.88	0.95	(0.22)	0.00	(0.22)
I-3

04/01/2024 - 09/30/2024+	11.10	0.15	(0.94)	(0.79)	0.00	0.00	0.00

03/31/2024	10.47	0.14	0.49	0.63	0.00	0.00	0.00

03/31/2023	12.46	0.05	(0.49)	(0.44)	(1.41)	(0.14)	(1.55)

03/31/2022	10.60	(0.16)	2.39	2.23	(0.24)	(0.13)	(0.37)

03/31/2021	10.60	(0.10)	0.58	0.48	(0.42)	(0.06)	(0.48)

03/31/2020	9.87	0.08	0.86	0.94	(0.21)	0.00	(0.21)
Class A

04/01/2024 - 09/30/2024+	10.93	0.14	(0.94)	(0.80)	0.00	0.00	0.00

03/31/2024	10.34	0.12	0.47	0.59	0.00	0.00	0.00

03/31/2023	12.33	0.01	(0.48)	(0.47)	(1.38)	(0.14)	(1.52)

03/31/2022	10.49	(0.18)	2.36	2.18	(0.21)	(0.13)	(0.34)

03/31/2021	10.50	(0.12)	0.57	0.45	(0.40)	(0.06)	(0.46)

03/31/2020	9.78	0.06	0.85	0.91	(0.19)	0.00	(0.19)
Class C

04/01/2024 - 09/30/2024+	11.03	0.10	(0.94)	(0.84)	0.00	0.00	0.00

05/26/2023 - 03/31/2024	11.13	0.04	(0.14)	(0.10)	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.35	(7.09)%	$2,292,498	1.55	%*	1.78	%*	1.40	%*	1.63	%*	3.04%*	397%

11.14	6.10	2,420,423	2.36		2.57		1.40		1.61		1.53	637

10.50	(4.25)	3,088,384	1.90		2.08		1.41		1.59		0.64	433

12.48	21.48	2,211,453	1.46		1.70		1.40		1.64		(1.15)	35

10.61	5.00	888,307	1.40		1.65		1.37		1.62		(0.86)	48

10.61	9.96	617,532	1.37		1.69		1.28		1.60		0.94	18

10.29	(7.13)	297,578	1.65	*	1.88	*	1.50	*	1.73	*	2.94 *	397

11.08	6.03	370,453	2.51	(e)	2.72	(e)	1.50	(e)	1.71	(e)	1.43	637

10.45	(4.42)	722,203	2.00		2.18		1.51		1.69		0.51	433

12.44	21.37	395,122	1.56		1.80		1.50		1.74		(1.24)	35

10.58	4.85	103,899	1.50		1.75		1.47		1.72		(1.05)	48

10.59	9.83	26,567	1.47		1.79		1.38		1.70		0.71	18

10.31	(7.12)	37,400	1.70	*	1.98	*	1.55	*	1.83	*	2.89 *	397

11.10	6.02	37,044	2.56	(e)	2.82	(e)	1.55	(e)	1.81	(e)	1.35	637

10.47	(4.46)	72,830	2.05		2.28		1.56		1.79		0.38	433

12.46	21.27	67,409	1.61		1.90		1.55		1.84		(1.35)	35

10.60	4.87	13,869	1.55		1.85		1.52		1.82		(1.01)	48

10.60	9.74	8,468	1.52		1.89		1.43		1.80		0.80	18

10.13	(7.32)	39,732	1.95	*	2.18	*	1.80	*	2.03	*	2.64 *	397

10.93	5.71	48,632	2.76		2.97		1.80		2.01		1.13	637

10.34	(4.68)	101,476	2.30		2.48		1.81		1.99		0.11	433

12.33	21.04	84,948	1.86		2.10		1.80		2.04		(1.56)	35

10.49	4.56	30,969	1.80		2.05		1.77		2.02		(1.15)	48

10.50	9.51	53,242	1.77		2.09		1.68		2.00		0.59	18

10.19	(7.62)	61	2.70	*	2.93	*	2.55	*	2.78	*	1.86 *	397

11.03	(0.90)	28	3.33	(e)*	3.54	(e)*	2.55	(e)*	2.76	(e)*	0.46 *	637

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Consolidated Statement of Assets and Liabilities	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$2,626,103
Investments in Affiliates	946,004
Financial Derivative Instruments
Exchange-traded or centrally cleared	43,261
Over the counter	80,606
Cash	14,230
Deposits with counterparty	311,405
Foreign currency, at value	34,948
Receivable for investments sold	1,176
Receivable for TBA investments sold	919,165
Receivable for Fund shares sold	1,988
Interest and/or dividends receivable	5,216
Dividends receivable from Affiliates	3,708
Reimbursement receivable from PIMCO	404
Total Assets	4,988,214

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$127,281
Financial Derivative Instruments
Exchange-traded or centrally cleared	45,318
Over the counter	91,978
Payable for investments purchased	151,600
Payable for investments in Affiliates purchased	3,845
Payable for TBA investments purchased	1,842,271
Deposits from counterparty	53,196
Payable for Fund shares redeemed	2,099
Accrued investment advisory fees	2,678
Accrued supervisory and administrative fees	671
Accrued servicing fees	8
Total Liabilities	2,320,945

Commitments and Contingent Liabilities^

Net Assets	$2,667,269

Net Assets Consist of:

Paid in capital	$2,938,330
Distributable earnings (accumulated loss)	(271,061)

Net Assets	$2,667,269

Cost of investments in securities	$2,486,049
Cost of investments in Affiliates	$940,561
Cost of foreign currency held	$35,047
Proceeds received on short sales	$127,381
Cost or premiums of financial derivative instruments, net	$137,172

* Includes repurchase agreements of:	$325,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Net Assets:

Institutional Class	$2,292,498
I-2	297,578
I-3	37,400
Class A	39,732
Class C	61

Shares Issued and Outstanding:

Institutional Class	221,490
I-2	28,920
I-3	3,629
Class A	3,920
Class C	6

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.35
I-2	10.29
I-3	10.31
Class A	10.13
Class C	10.19

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Consolidated Statement of Operations	PIMCO TRENDS Managed Futures Strategy Fund

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$39,216
Dividends from Investments in Affiliates	24,735
Total Income	63,951

Expenses:

Investment advisory fees	18,270
Supervisory and administrative fees	4,645
Distribution and/or servicing fees - Class A	58
Trustee fees	8
Interest expense	2,112
Total Expenses	25,093
Waiver and/or Reimbursement by PIMCO	(3,187)
Net Expenses	21,906

Net Investment Income (Loss)	42,045

Net Realized Gain (Loss):

Investments in securities	97,009
Investments in Affiliates	80
Exchange-traded or centrally cleared financial derivative instruments	(172,816)
Over the counter financial derivative instruments	(87,085)
Foreign currency	7,471

Net Realized Gain (Loss)	(155,341)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	660
Investments in Affiliates	1,803
Exchange-traded or centrally cleared financial derivative instruments	(49,926)
Over the counter financial derivative instruments	(37,190)
Foreign currency assets and liabilities	(3,710)

Net Change in Unrealized Appreciation (Depreciation)	(88,363)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(201,659)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$42,045	$50,686
Net realized gain (loss)	(155,341)	6,258
Net change in unrealized appreciation (depreciation)	(88,363)	142,194

Net Increase (Decrease) in Net Assets Resulting from Operations	(201,659)	199,138

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(7,652)	(1,307,451)

Total Increase (Decrease) in Net Assets	(209,311)	(1,108,313)

Net Assets:

Beginning of period	2,876,580	3,984,893
End of period	$2,667,269	$2,876,580

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.4%

CORPORATE BONDS & NOTES 11.6%

BANKING & FINANCE 8.5%

AerCap Ireland Capital DAC
1.750% due 10/29/2024		$800	$798
2.450% due 10/29/2026		200	192
3.500% due 01/15/2025		23,263	23,153

American Honda Finance Corp.
5.363% (SOFRRATE + 0.450%) due 06/13/2025 ~		2,000	2,002
5.649% due 02/12/2025 •		9,000	9,007

American Tower Corp.
1.450% due 09/15/2026		400	379

Athene Global Funding
1.716% due 01/07/2025		3,000	2,973
2.500% due 01/14/2025		8,618	8,551

Bank of America Corp.
2.456% due 10/22/2025 •		12,000	11,979
3.093% due 10/01/2025 •		5,000	5,000
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	301

Bank of Montreal
5.628% (SOFRINDX + 0.710%) due 12/12/2024 ~		7,600	7,608

Bank of Queensland Ltd.
5.409% due 05/14/2025 ~	AUD	10,000	6,940

Barclays PLC
2.852% due 05/07/2026 •		$12,386	12,226

Credit Agricole SA
3.250% due 10/04/2024		5,000	4,999

DBS Group Holdings Ltd.
5.549% (SOFRRATE + 0.610%) due 09/12/2025 ~		20,000	20,037

Deutsche Bank AG
2.129% due 11/24/2026 •		2,000	1,937
3.961% due 11/26/2025 •		1,300	1,297

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		3,255	3,219
4.063% due 11/01/2024		1,715	1,713
4.134% due 08/04/2025		2,400	2,378
4.687% due 06/09/2025		2,515	2,507
5.125% due 06/16/2025		3,366	3,365
7.902% (SOFRRATE + 2.950%) due 03/06/2026 ~		3,522	3,612

General Motors Financial Co., Inc.
2.750% due 06/20/2025		2,000	1,968
2.900% due 02/26/2025		5,000	4,959
3.800% due 04/07/2025		1,000	993
4.350% due 04/09/2025		3,360	3,348
6.595% (SOFRINDX + 1.300%) due 04/07/2025 ~		1,286	1,290

HSBC Holdings PLC
2.999% due 03/10/2026 •		600	594

ING Groep NV
3.869% due 03/28/2026 •		700	697

Jackson National Life Global Funding
1.750% due 01/12/2025		1,000	990

JPMorgan Chase & Co.
2.301% due 10/15/2025 •		7,000	6,992
5.546% due 12/15/2025 •		2,000	2,001
6.500% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,500	1,511

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		300	298

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		3,000	3,011
5.719% due 02/20/2026 •		13,130	13,165

Mizuho Bank Ltd.
4.919% due 02/21/2025 ~	AUD	2,000	1,384

Morgan Stanley
1.164% due 10/21/2025 •		$2,600	2,595
2.188% due 04/28/2026 •		5,000	4,923

Nomura Holdings, Inc.
2.648% due 01/16/2025		6,430	6,382

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PNC Financial Services Group, Inc.
2.200% due 11/01/2024	$6,000	$5,984

Standard Chartered PLC
1.822% due 11/23/2025 •	7,650	7,612

UBS Group AG
6.373% due 07/15/2026 •	9,600	9,706

Wells Fargo & Co.
2.406% due 10/30/2025 •	10,000	9,973
6.506% (SOFRRATE + 1.320%) due 04/25/2026 ~	1,100	1,105

		227,654

INDUSTRIALS 2.0%

Baxter International, Inc.
5.436% (SOFRINDX + 0.440%) due 11/29/2024 ~	1,000	1,000

Energy Transfer LP
2.900% due 05/15/2025	400	395
4.050% due 03/15/2025	2,000	1,991

General Motors Co.
4.000% due 04/01/2025	1,200	1,195

Hasbro, Inc.
3.550% due 11/19/2026	200	196

HCA, Inc.
5.250% due 04/15/2025	1,500	1,502
5.375% due 02/01/2025	16,000	16,007

Hyundai Capital America
6.288% due 08/04/2025 •	6,800	6,836

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	200	197

NPC Ukrenergo
6.875% due 11/09/2028	200	127

Quanta Services, Inc.
0.950% due 10/01/2024	300	300

Reynolds American, Inc.
4.450% due 06/12/2025	5,799	5,783

Southwest Airlines Co.
5.250% due 05/04/2025	4,000	4,004

T-Mobile USA, Inc.
3.500% due 04/15/2025	5,000	4,965

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	9,696	9,574

		54,072

UTILITIES 1.1%

Electricite de France SA
3.625% due 10/13/2025	12,505	12,386

Eversource Energy
2.900% due 10/01/2024	6,855	6,855

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	2,430	2,437

NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025	6,750	6,779

		28,457

Total Corporate Bonds & Notes (Cost $308,166)		310,183

U.S. GOVERNMENT AGENCIES 41.5%

Fannie Mae
5.816% due 12/25/2044 •	672	683
5.845% due 07/25/2049 •	1,571	1,552
5.916% due 07/25/2046 - 09/25/2046 •	1,701	1,689
6.131% due 12/25/2047 •	903	902
6.151% due 01/25/2051 •	1,818	1,844
6.250% due 08/25/2054 •	1,149	1,157
6.251% due 12/25/2050 •	1,533	1,533

Freddie Mac
5.375% due 04/24/2025	25,000	25,006

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.816% due 03/15/2037 - 08/15/2042 •		$2,310	$2,285
5.857% due 11/15/2043 •		521	517
6.007% due 01/15/2042 •		145	145
6.250% due 08/25/2054 •		5,040	5,075
6.251% due 04/15/2049 - 12/15/2050 •		4,213	4,220
6.351% due 08/15/2048 •		1,644	1,662

Ginnie Mae
5.817% due 05/20/2059 •		17	17
5.967% due 03/20/2061 - 11/20/2069 •		145	145
5.995% due 02/20/2074 - 05/20/2074 •		2,727	2,720
6.045% due 02/20/2074 •		396	395
6.084% due 12/20/2068 •		786	783
6.097% due 03/20/2065 •		336	336
6.117% due 02/20/2070 •		53	53
6.127% due 12/20/2065 •		136	136
6.135% due 04/20/2074 •		1,001	1,002
6.195% due 05/20/2074 •		1,012	1,017
6.217% due 02/20/2067 •		559	559
6.367% due 09/20/2069 •		1,047	1,051

Ginnie Mae, TBA
6.000% due 10/01/2054		439,800	447,320

Uniform Mortgage-Backed Security, TBA
5.000% due 10/01/2039		209,400	212,013
6.000% due 11/01/2054		143,800	146,973
6.500% due 11/01/2054		237,800	245,053

Total U.S. Government Agencies (Cost $1,107,431)			1,107,843

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Fannie Mae
5.866% due 03/25/2049 •		519	513

Ginnie Mae
6.245% due 07/20/2074 •		1,405	1,417

OBX Trust
2.305% due 11/25/2061 ~		6,011	5,422

Total Non-Agency Mortgage-Backed Securities (Cost $7,932)			7,352

ASSET-BACKED SECURITIES 3.5%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		1,000	1,000

Ally Auto Receivables Trust
5.320% due 01/15/2027		556	556

American Express Credit Account Master Trust
3.390% due 05/15/2027		9,100	9,036

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •		400	400

Arbor Realty Commercial Real Estate Notes Ltd.
6.181% due 12/15/2035 •		236	235

Ares European CLO DAC
4.465% due 10/15/2031 •	EUR	186	207

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (a)		$1,000	1,000
6.375% due 07/19/2034 •		1,000	1,000

BDS Ltd.
7.101% due 08/19/2038 •		2,100	2,111

BlueMountain CLO Ltd.
6.724% due 10/22/2030 •		391	392

BMW Vehicle Lease Trust
5.680% due 07/27/2026 •		2,725	2,725

BSPRT Issuer Ltd.
6.311% due 03/15/2036 •		608	607

CarMax Auto Owner Trust
4.750% due 10/15/2027		500	501
5.340% due 08/16/2027		3,024	3,042
5.720% due 11/16/2026		253	254
5.942% due 11/16/2026 •		1,566	1,568

Carvana Auto Receivables Trust
5.330% due 07/10/2029		500	511
5.630% due 11/10/2027		499	502

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.360% due 04/12/2027		$247	$248

Citizens Auto Receivables Trust
5.840% due 01/18/2028		1,700	1,725

Crown Point CLO Ltd.
6.512% due 10/20/2031 •		931	932

DLLAA LLC
5.930% due 07/20/2026		966	971

DLLMT LLC
5.353% due 08/20/2025		454	455

Evergreen Credit Card Trust
0.900% due 10/15/2026		19,778	19,745

Exeter Automobile Receivables Trust
0.960% due 10/15/2026		162	161

Fifth Third Auto Trust
5.872% due 11/16/2026 •		2,100	2,101

Flagship Credit Auto Trust
5.640% due 03/15/2028		2,060	2,075

Ford Credit Auto Lease Trust
5.932% due 02/15/2026 •		2,519	2,521

Ford Credit Auto Owner Trust
6.062% due 03/15/2026 •		746	747

GM Financial Automobile Leasing Trust
6.165% due 10/20/2025 •		189	189

Griffith Park CLO DAC
4.271% due 11/21/2031 •	EUR	378	420

Harley Davidson Motorcycle Trust
5.872% due 06/15/2026 •		$57	57

Hyundai Auto Lease Securitization Trust
6.092% due 09/15/2025 •		233	233

Jamestown CLO Ltd.
6.333% due 07/25/2035 •		1,000	1,001

Madison Park Funding Ltd.
6.321% due 10/22/2034 •		1,000	1,000

Master Credit Card Trust
6.191% due 01/21/2027 •		15,900	15,952

MBarc Credit Canada, Inc.
5.445% due 10/15/2025	CAD	584	433

Mountain View CLO LLC
6.638% due 10/16/2029 •		$21	21

Navient Student Loan Trust
6.191% due 12/15/2059 •		317	317

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		1,000	1,000

OAK Hill European Credit Partners DAC
4.428% due 10/20/2031	EUR	331	367

OZLM Ltd.
6.482% due 10/20/2031 •		$381	382

Recette Clo Ltd.
6.624% due 04/20/2034 •		600	600

Regatta Funding Ltd.
6.311% due 01/15/2033 •		1,000	1,000

Sandstone Peak Ltd.
5.923% due 10/15/2034 •		1,000	1,000

SBNA Auto Lease Trust
4.560% due 02/22/2028		3,700	3,710

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027	$373	$374

SLM Private Credit Student Loan Trust
5.448% due 12/16/2041 •	290	287
5.498% due 06/15/2039 •	493	479
5.518% due 12/15/2038 •	312	308
5.538% due 06/15/2039 •	516	506

SLM Student Loan Trust
5.845% due 06/25/2043 •	419	411

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	35	35

SoFi Professional Loan Program Trust
2.540% due 05/15/2046	168	160

Steele Creek CLO Ltd.
6.573% due 04/15/2031 •	621	621

Symphony CLO Ltd.
6.031% due 04/18/2033 •	1,000	1,000

TIAA CLO Ltd.
6.422% due 01/20/2032 •	900	900

Toyota Auto Receivables Owner Trust
5.787% due 01/15/2026 •	483	483

Tralee Clo Ltd.
6.505% due 10/25/2032 •	600	601

Trinitas CLO Ltd.
6.615% due 01/25/2034 •	1,000	1,002

TSTAT Ltd.
6.432% due 07/20/2037 •	1,000	1,000

Voya CLO Ltd.
6.563% due 10/15/2030 •	311	311

World Omni Automobile Lease Securitization Trust
6.102% due 11/17/2025 •	253	253

Total Asset-Backed Securities (Cost $93,188)		93,741

	SHARES
COMMON STOCKS 5.9%

CONSUMER DISCRETIONARY 1.4%

Tesla, Inc. (c)	138,690	36,286

HEALTH CARE 1.1%

Henry Schein, Inc. (c)	413,720	30,160

INFORMATION TECHNOLOGY 2.4%

Microsoft Corp.	101,210	43,551

Okta, Inc. (c)	266,350	19,800

		63,351

UTILITIES 1.0%

NextEra Energy, Inc.	334,010	28,234

Total Common Stocks (Cost $156,804)		158,031

	OUNCES	MARKET VALUE (000S)
COMMODITIES 16.5%

Gold Warehouse Receipts	136,345	$358,016

Silver Warehouse Receipts	2,670,700	82,905

Total Commodities (Cost $304,517)		440,921

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.1%

REPURCHASE AGREEMENTS (f) 12.2%
		325,000

SHORT-TERM NOTES 0.1%

Kubota Credit Owner Trust
5.531% due 02/18/2025	$1,928	1,929

Space Coast Credit Union Auto Receivables Trust
5.660% due 07/15/2025	309	308

		2,237

U.S. TREASURY BILLS 6.8%
4.883% due 10/08/2024 - 12/19/2024 (d)(e)(h)(j)	181,726	180,795

Total Short-Term Instruments (Cost $508,011)		508,032

Total Investments in Securities (Cost $2,486,049)		2,626,103

	SHARES
INVESTMENTS IN AFFILIATES 35.5%

SHORT-TERM INSTRUMENTS 35.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.5%

PIMCO Short Asset Portfolio	88,389,640	862,859

PIMCO Short-Term Floating NAV Portfolio III	8,539,060	83,145

Total Short-Term Instruments (Cost $940,561)		946,004

Total Investments in Affiliates (Cost $940,561)		946,004

Total Investments 133.9% (Cost $3,426,610)		$3,572,107

Financial Derivative Instruments (g)(i) (0.5)% (Cost or Premiums, net $137,172)		(13,429)

Other Assets and Liabilities, net (33.4)%		(891,409)

Net Assets 100.0%		$2,667,269

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.970%	09/30/2024	10/01/2024	$153,400	U.S. Treasury Bonds 4.750% due 11/15/2043	$(21,065)	$153,400	$153,421
					U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2025	(135,407)
	4.990	10/01/2024	10/02/2024	148,500	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(151,825)	148,500	148,500
	5.250	09/30/2024	10/01/2024	6,700	U.S. Treasury Notes 0.875% due 06/30/2026	(6,850)	6,700	6,701
FICC STR	4.860	09/30/2024	10/01/2024	16,400	U.S. Treasury Bonds 1.375% due 11/15/2040	(16,728)	16,400	16,402

Total Repurchase Agreements						$(331,875)	$325,000	$325,024

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.8)%
Fannie Mae, TBA	5.000%	11/01/2039	$23,400	$(23,771)	$(23,706)
Ginnie Mae, TBA	6.000	11/01/2054	101,900	(103,610)	(103,575)

Total Short Sales (4.8)%				$(127,381)	$(127,281)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$308,622	$0	$0	$308,622	$(315,147)	$(6,525)
FICC STR	16,402	0	0	16,402	(16,728)	(326)

Total Borrowings and Other Financing Transactions	$325,024	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(4,489) at a weighted average interest rate of 5.417%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2025	2,590	$707,718	$2,933	$216	$0
3-Month SOFR Active Contract December Futures	03/2025	586	140,581	(228)	0	(132)
3-Month SOFR Active Contract December Futures	03/2026	2,791	676,818	2,742	0	(628)
3-Month SONIA December Futures	03/2026	1,788	576,999	755	120	(329)
Aluminum January Futures	01/2025	678	44,313	728	728	0
Aluminum November Futures	11/2024	1,506	97,951	3,621	0	0
Aluminum October Futures	10/2024	1,631	106,820	6,731	0	0
Arabica Coffee March Futures	03/2025	701	70,437	483	276	0
Australia Government 3-Year Bond December Futures	12/2024	1,754	129,968	(189)	0	(143)
Australia Government 10-Year Bond December Futures	12/2024	968	77,896	(570)	0	(243)
CAC 40 Index October Futures	10/2024	31	2,640	48	17	(55)
CME Bitcoin October Futures	10/2024	16	5,100	19	0	(192)

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Coal February Futures	02/2025	18	$2,208	$(81)	$14	$0
Coal January Futures	01/2025	18	2,189	(100)	14	0
Coal March Futures	03/2025	18	2,211	(77)	14	0
Cocoa December Futures	12/2024	37	2,593	(124)	105	(146)
Cocoa March Futures	03/2025	134	8,529	90	0	(533)
DAX Index December Futures	12/2024	26	14,111	491	187	(104)
E-Mini Russell 2000 Index December Futures	12/2024	112	12,596	279	27	0
E-Mini S&P 100 Index December Futures	12/2024	67	27,150	667	53	0
E-Mini S&P 500 Index December Futures	12/2024	20	5,814	144	23	0
Euro STOXX Bank December Futures	12/2024	3,568	28,735	606	10	(387)
Euro-BTP December Futures	12/2024	906	122,504	2,325	171	0
Euro-OAT France Government 10-Year Bond December Futures	12/2024	334	47,158	(264)	205	0
FTSE 100 Index December Futures	12/2024	263	29,144	(195)	142	(308)
FTSE China Index October Futures	10/2024	2,249	31,261	670	373	(27)
FTSE Taiwan Index October Futures	10/2024	704	52,547	(149)	0	(1,211)
FTSE/JSE TOP 40 Index December Futures	12/2024	536	24,700	1,309	111	(297)
FTSE/MIB Index December Futures	12/2024	136	25,776	493	241	(463)
Hang Seng China Enterprises Index October Futures	10/2024	688	33,432	3,847	1,713	0
Hang Seng Index October Futures	10/2024	224	30,656	3,088	1,657	0
IBEX 35 Index October Futures	10/2024	363	48,050	582	147	(402)
IFSC Nifty 50 Index October Futures	10/2024	1,105	57,474	(333)	0	(768)
Lead January Futures	01/2025	277	14,580	(10)	402	(118)
Lead November Futures	11/2024	1,106	57,492	(446)	0	0
Lead October Futures	10/2024	1,262	65,065	2	0	0
Lean Hogs December Futures	12/2024	586	17,176	162	0	(23)
Live Cattle December Futures	12/2024	195	14,414	221	25	0
MSCI Singapore Index October Futures	10/2024	1,808	48,307	(449)	281	(155)
Natural Gas December Futures	11/2024	325	10,607	(844)	191	0
Nickel January Futures	01/2025	232	24,457	1,060	1,060	0
Nickel November Futures	11/2024	949	99,164	5,744	0	0
OMX Stockholm 30 Index October Futures	10/2024	2,193	56,699	1,419	0	(427)
Palladium December Futures	12/2024	173	17,303	(1,462)	0	(401)
Platinum January Futures	01/2025	335	16,601	(539)	0	(518)
Robusta Coffee November Futures	11/2024	392	21,552	4,968	63	0
S&P/Toronto Stock Exchange 60 December Futures	12/2024	120	25,632	392	30	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	1,982	237,548	1,921	0	(110)
SPI 200 Index December Futures	12/2024	290	41,632	681	256	(20)
Sugar No. 11 March Futures	02/2025	1,895	47,690	(860)	0	(361)
Topix Index December Futures	12/2024	18	3,316	(10)	1	(141)
U.S. Treasury 10-Year Ultra December Futures	12/2024	376	44,480	7	0	(194)
UK Natural Gas November Futures	10/2024	295	11,520	681	188	0
White Sugar December Futures	11/2024	467	13,485	(495)	30	0
Zinc January Futures	01/2025	426	33,008	1,200	1,200	0
Zinc November Futures	11/2024	953	73,453	4,316	0	0
Zinc October Futures	10/2024	542	41,562	3,452	0	0

				$51,452	$10,291	$(8,836)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum November Futures	11/2024	1,506	$(97,951)	$(7,183)	$0	$0
Aluminum October Futures	10/2024	1,631	(106,820)	(7,907)	0	0
BIST 30 Index October Futures	10/2024	13,434	(43,799)	(246)	568	0
Brent Crude January Futures	11/2024	389	(27,798)	916	0	(97)
Copper December Futures	12/2024	23	(2,618)	(315)	27	0
Corn December Futures	12/2024	1,043	(22,151)	(1,329)	0	(352)
Cotton No. 2 March Futures	03/2025	1,106	(41,674)	244	0	(464)
European Climate Exchange December Futures	12/2024	1,029	(75,094)	(657)	1,100	0
Gas Oil January Futures	01/2025	1,033	(67,816)	(572)	0	(671)
Gold 100 oz. December Futures	12/2024	1,108	(294,662)	(22,715)	964	0
Hard Red Winter Wheat December Futures	12/2024	1,668	(48,685)	(1,257)	0	(584)
Iron Ore November Futures	11/2024	8,492	(93,251)	(16,028)	0	(6,513)
Lead January Futures	01/2025	1,106	(58,215)	228	0	0
Lead November Futures	11/2024	1,106	(57,492)	(502)	0	0
Lead October Futures	10/2024	1,262	(65,065)	2,664	0	0
Mill Wheat December Futures	12/2024	3,101	(38,359)	(1,423)	43	(216)
Natural Gas December Futures	11/2024	24	(803)	(36)	0	(10)
New York Harbor December Futures	11/2024	646	(58,689)	4,670	0	(109)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Nickel November Futures	11/2024	949	$(99,164)	$(8,012)	$0	$0
Phelix De Base January Futures	12/2024	161	(36,549)	(1,695)	449	(484)
RBOB Gasoline December Futures	11/2024	625	(50,038)	1,623	0	(176)
Red Wheat December Futures	12/2024	693	(21,544)	(630)	0	(468)
Silver December Futures	12/2024	393	(61,815)	(3,120)	703	0
Soybean January Futures	01/2025	1,006	(54,085)	(2,255)	390	0
Soybean Meal December Futures	12/2024	1,378	(47,072)	(554)	344	0
Soybean Oil December Futures	12/2024	1,365	(35,471)	(3,167)	0	(778)
U.S. Treasury 5-Year Note December Futures	12/2024	704	(77,358)	(111)	258	0
Wheat December Futures	12/2024	426	(12,439)	(930)	0	(85)
WTI Crude January Futures	12/2024	468	(31,590)	531	0	(75)
Zinc November Futures	11/2024	953	(73,453)	(4,950)	0	0
Zinc October Futures	10/2024	542	(41,562)	(4,607)	0	0

				$(79,325)	$4,846	$(11,082)

Total Futures Contracts				$(27,873)	$15,137	$(19,918)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-42 5-Year Index	(1.000)%	Quarterly	12/20/2029	$	23,300	$672	$(6)	$666	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028		$246,200	$(9,344)	$5,659	$(3,685)	$128	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		18,700	(439)	31	(408)	6	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029		22,000	1,706	33	1,739	8	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		30,900	2,269	33	2,302	3	(3)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		114,900	2,610	29	2,639	0	(1)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		143,000	3,218	23	3,241	1	(8)
iTraxx Crossover 41 5-Year Index	5.000	Quarterly	06/20/2029	EUR	10,300	1,011	61	1,072	0	(7)
iTraxx Crossover 42 5-Year Index	5.000	Quarterly	12/20/2029		28,750	2,668	29	2,697	0	(23)
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly	12/20/2029		223,500	5,099	(30)	5,069	0	(141)

						$8,798	$5,868	$14,666	$146	$(183)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	94,200	$1,228	$(470)	$758	$0	$(86)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2027		92,600	(792)	439	(353)	68	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		21,100	(755)	505	(250)	0	(9)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		239,200	3,388	(5,706)	(2,318)	182	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		17,900	687	(918)	(231)	69	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		92,800	(900)	1,429	529	214	(125)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	03/19/2030	INR	19,013,300	262	28	290	0	(192)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035	JPY	26,471,300	(417)	1,642	1,225	0	(438)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/19/2055		6,317,700	1,496	(196)	1,300	0	(136)
Pay(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	7,772,300	(312)	(547)	(859)	88	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/19/2027		$34,800	(827)	83	(744)	57	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2030		59,300	2,724	(407)	2,317	0	(144)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/19/2035		384,500	28,587	(5,166)	23,421	0	(977)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/19/2055		146,700	(18,135)	5,101	(13,034)	529	0
Receive	1-Year BRL-CDI	5.342	Maturity	01/02/2025	BRL	82,200	815	1,802	2,617	2	0
Receive	1-Year BRL-CDI	5.620	Maturity	01/02/2025		74,500	649	1,605	2,254	2	0
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2025		71,900	(471)	(1,499)	(1,970)	0	(1)
Pay	1-Year BRL-CDI	5.776	Maturity	01/02/2025		86,500	(814)	(1,882)	(2,696)	0	(2)
Pay	1-Year BRL-CDI	5.846	Maturity	01/02/2025		219,900	(1,950)	(4,745)	(6,695)	0	(5)
Receive	1-Year BRL-CDI	5.857	Maturity	01/02/2025		225,800	1,092	4,585	5,677	4	0
Pay	1-Year BRL-CDI	5.882	Maturity	01/02/2025		103,500	(575)	(2,124)	(2,699)	0	(2)
Pay	1-Year BRL-CDI	5.956	Maturity	01/02/2025		78,500	(533)	(1,641)	(2,174)	0	(2)
Pay	1-Year BRL-CDI	6.243	Maturity	01/02/2025		50,200	(96)	(971)	(1,067)	0	(1)
Receive	1-Year BRL-CDI	6.275	Maturity	01/02/2025		123,300	194	2,371	2,565	2	0

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	6.484%	Maturity	01/02/2025	BRL	3,500	$4	$67	$71	$0	$0
Receive	1-Year BRL-CDI	6.626	Maturity	01/02/2025		187,800	570	3,699	4,269	3	0
Receive	1-Year BRL-CDI	6.636	Maturity	01/02/2025		169,000	502	3,326	3,828	3	0
Receive	1-Year BRL-CDI	6.847	Maturity	01/02/2025		267,300	1,179	5,383	6,562	5	0
Pay	1-Year BRL-CDI	6.918	Maturity	01/02/2025		154,100	(1,919)	(554)	(2,473)	0	(2)
Receive	1-Year BRL-CDI	7.018	Maturity	01/02/2025		112,400	413	2,238	2,651	2	0
Receive	1-Year BRL-CDI	7.336	Maturity	01/02/2025		349,600	(206)	7,767	7,561	6	0
Pay	1-Year BRL-CDI	7.724	Maturity	01/02/2025		176,500	0	(3,697)	(3,697)	0	(3)
Pay	1-Year BRL-CDI	8.084	Maturity	01/02/2025		15,000	35	(308)	(273)	0	0
Receive	1-Year BRL-CDI	8.190	Maturity	01/02/2025		200,300	0	3,711	3,711	3	0
Pay	1-Year BRL-CDI	8.557	Maturity	01/02/2025		248,700	3,084	(3,656)	(572)	0	(1)
Receive	1-Year BRL-CDI	8.741	Maturity	01/02/2025		223,700	0	3,518	3,518	3	0
Receive	1-Year BRL-CDI	8.996	Maturity	01/02/2025		168,600	0	2,415	2,415	2	0
Receive	1-Year BRL-CDI	9.642	Maturity	01/02/2025		460,500	147	4,758	4,905	5	0
Receive	1-Year BRL-CDI	10.206	Maturity	01/02/2025		137,600	(112)	1,262	1,150	1	0
Pay	1-Year BRL-CDI	10.827	Maturity	01/02/2025		256,200	0	(1,393)	(1,393)	0	(2)
Pay	1-Year BRL-CDI	11.920	Maturity	01/02/2025		1,308,500	0	890	890	0	(5)
Receive	1-Year BRL-CDI	10.321	Maturity	01/04/2027		217,800	1,455	1,442	2,897	45	0
Pay	1-Year BRL-CDI	10.471	Maturity	01/04/2027		451,800	0	(5,486)	(5,486)	0	(92)
Receive	1-Year BRL-CDI	11.071	Maturity	01/04/2027		313,800	0	2,564	2,564	63	0
Pay	1-Year BRL-CDI	11.099	Maturity	01/04/2027		194,900	0	(1,593)	(1,593)	0	(39)
Pay	1-Year BRL-CDI	11.210	Maturity	01/04/2027		416,200	0	(3,108)	(3,108)	0	(84)
Pay	1-Year BRL-CDI	11.272	Maturity	01/04/2027		742,000	(430)	(4,276)	(4,706)	0	(149)
Pay	1-Year BRL-CDI	11.383	Maturity	01/04/2027		1,797,400	(251)	(9,974)	(10,225)	0	(361)
Pay	1-Year BRL-CDI	11.459	Maturity	01/04/2027		219,400	0	(1,160)	(1,160)	0	(44)
Receive	1-Year BRL-CDI	11.485	Maturity	01/04/2027		414,500	0	1,889	1,889	83	0
Receive	1-Year BRL-CDI	11.540	Maturity	01/04/2027		391,000	0	1,663	1,663	78	0
Receive	1-Year BRL-CDI	11.604	Maturity	01/04/2027		118,800	0	478	478	24	0
Receive	1-Year BRL-CDI	11.630	Maturity	01/04/2027		442,500	0	1,639	1,639	88	0
Receive	1-Year BRL-CDI	11.660	Maturity	01/04/2027		723,500	0	1,604	1,604	144	0
Receive	1-Year BRL-CDI	11.696	Maturity	01/04/2027		364,000	0	1,580	1,580	73	0
Pay	1-Year BRL-CDI	11.952	Maturity	01/04/2027		929,200	0	(2,258)	(2,258)	0	(185)
Receive	1-Year BRL-CDI	11.976	Maturity	01/04/2027		643,300	(1,860)	3,478	1,618	128	0
Pay	1-Year BRL-CDI	12.078	Maturity	01/04/2027		204,700	0	(164)	(164)	0	(41)
Pay	1-Year BRL-CDI	12.115	Maturity	01/04/2027		404,600	0	(608)	(608)	0	(80)
Receive	1-Year BRL-CDI	12.173	Maturity	01/04/2027		249,500	0	347	347	50	0
Receive	1-Year BRL-CDI	12.228	Maturity	01/04/2027		610,100	0	652	652	121	0
Pay	1-Year BRL-CDI	12.299	Maturity	01/04/2027		663,300	0	208	208	0	(131)
Receive	1-Year BRL-CDI	12.490	Maturity	01/04/2027		273,100	0	(141)	(141)	54	0
Receive	1-Year BRL-CDI	12.731	Maturity	01/04/2027		202,000	0	(520)	(520)	40	0
Receive	1-Year BRL-CDI	12.754	Maturity	01/04/2027		1,184,200	0	(2,426)	(2,426)	233	0
Receive	1-Year BRL-CDI	12.779	Maturity	01/04/2027		477,300	0	(1,222)	(1,222)	94	0
Receive	1-Year BRL-CDI	13.073	Maturity	01/04/2027		292,000	0	(1,243)	(1,243)	57	0
Receive	1-Year BRL-CDI	13.120	Maturity	01/04/2027		452,800	0	(1,963)	(1,963)	89	0
Receive	1-Year BRL-CDI	13.231	Maturity	01/04/2027		411,200	0	(2,012)	(2,012)	80	0
Pay	1-Year BRL-CDI	13.318	Maturity	01/04/2027		458,200	0	2,396	2,396	0	(90)
Receive	1-Year BRL-CDI	9.870	Maturity	01/02/2029		538,400	2,648	4,064	6,712	202	0
Receive	1-Year BRL-CDI	9.955	Maturity	01/02/2029		234,700	0	2,803	2,803	88	0
Pay	1-Year BRL-CDI	10.038	Maturity	01/02/2029		331,900	55	(3,884)	(3,829)	0	(124)
Pay	1-Year BRL-CDI	10.075	Maturity	01/02/2029		112,100	0	(1,257)	(1,257)	0	(42)
Receive	1-Year BRL-CDI	10.095	Maturity	01/02/2029		461,900	0	5,057	5,057	172	0
Pay	1-Year BRL-CDI	10.205	Maturity	01/02/2029		220,800	0	(2,295)	(2,295)	0	(82)
Pay	1-Year BRL-CDI	10.210	Maturity	01/02/2029		154,531	0	(1,604)	(1,604)	0	(58)
Receive	1-Year BRL-CDI	10.234	Maturity	01/02/2029		592,700	0	6,057	6,057	221	0
Receive	1-Year BRL-CDI	10.276	Maturity	01/02/2029		301,300	79	3,347	3,426	113	0
Receive	1-Year BRL-CDI	10.317	Maturity	01/02/2029		212,200	353	1,946	2,299	79	0
Receive	1-Year BRL-CDI	10.333	Maturity	01/02/2029		154,000	0	1,472	1,472	57	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		167,000	(62)	(1,691)	(1,753)	0	(62)
Receive	1-Year BRL-CDI	10.512	Maturity	01/02/2029		309,700	0	3,117	3,117	115	0
Pay	1-Year BRL-CDI	10.567	Maturity	01/02/2029		144,500	0	(1,241)	(1,241)	0	(54)
Receive	1-Year BRL-CDI	10.583	Maturity	01/02/2029		361,000	0	3,293	3,293	134	0
Receive	1-Year BRL-CDI	10.689	Maturity	01/02/2029		1,386,900	0	10,467	10,467	512	0
Receive	1-Year BRL-CDI	10.804	Maturity	01/02/2029		361,500	0	2,799	2,799	134	0
Receive	1-Year BRL-CDI	10.829	Maturity	01/02/2029		178,500	0	1,331	1,331	66	0
Pay	1-Year BRL-CDI	10.933	Maturity	01/02/2029		652,800	0	(4,245)	(4,245)	0	(240)
Receive	1-Year BRL-CDI	10.963	Maturity	01/02/2029		624,600	0	3,809	3,809	229	0
Receive	1-Year BRL-CDI	11.060	Maturity	01/02/2029		216,200	0	1,294	1,294	79	0
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2029		100	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	11.131	Maturity	01/02/2029		181,000	0	975	975	66	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2029		381,700	0	(2,433)	(2,433)	0	(140)
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2029		120,200	(185)	(413)	(598)	0	(44)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.344%	Maturity	01/02/2029	BRL	292,600	$0	$(1,515)	$(1,515)	$0	$(107)
Pay	1-Year BRL-CDI	11.394	Maturity	01/02/2029		374,800	0	(1,832)	(1,832)	0	(137)
Receive	1-Year BRL-CDI	11.460	Maturity	01/02/2029		256,500	0	905	905	93	0
Pay	1-Year BRL-CDI	11.465	Maturity	01/02/2029		133,000	0	(520)	(520)	0	(48)
Pay	1-Year BRL-CDI	11.542	Maturity	01/02/2029		177,900	0	(563)	(563)	0	(65)
Pay	1-Year BRL-CDI	11.550	Maturity	01/02/2029		295,300	0	(991)	(991)	0	(107)
Pay	1-Year BRL-CDI	11.695	Maturity	01/02/2029		381,100	0	(1,178)	(1,178)	0	(139)
Pay	1-Year BRL-CDI	11.790	Maturity	01/02/2029		173,000	0	(357)	(357)	0	(63)
Pay	1-Year BRL-CDI	11.843	Maturity	01/02/2029		219,000	0	(433)	(433)	0	(79)
Pay	1-Year BRL-CDI	11.872	Maturity	01/02/2029		724,000	0	(1,528)	(1,528)	0	(262)
Pay	1-Year BRL-CDI	11.975	Maturity	01/02/2029		179,700	0	(268)	(268)	0	(65)
Receive	1-Year BRL-CDI	12.003	Maturity	01/02/2029		207,700	0	300	300	75	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2029		136,000	(105)	4	(101)	0	(49)
Pay	1-Year BRL-CDI	12.094	Maturity	01/02/2029		825,100	0	(661)	(661)	0	(298)
Pay	1-Year BRL-CDI	12.226	Maturity	01/02/2029		154,100	0	(1)	(1)	0	(55)
Receive	1-Year BRL-CDI	12.393	Maturity	01/02/2029		142,800	0	(31)	(31)	51	0
Pay	1-Year BRL-CDI	12.492	Maturity	01/02/2029		165,500	0	256	256	0	(59)
Pay	1-Year BRL-CDI	12.597	Maturity	01/02/2029		331,500	0	714	714	0	(118)
Pay	1-Year BRL-CDI	12.677	Maturity	01/02/2029		232,000	0	603	603	0	(83)
Receive(5)	3-Month AUD-BBR-BBSW	3.500	Quarterly	03/19/2027	AUD	946,200	(2,864)	1,491	(1,373)	465	0
Pay(5)	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		210,300	1,203	(1,834)	(631)	0	(397)
Pay(5)	3-Month CNY-CNREPOFIX	1.750	Quarterly	03/19/2030	CNY	2,473,400	568	(1,802)	(1,234)	0	(299)
Receive	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	09/26/2027	COP	229,000,000	0	(4,530)	(4,530)	1	0
Receive	3-Month COP-IBR Compounded-OIS	10.478	Quarterly	09/29/2027		283,666,800	0	(6,122)	(6,122)	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.390	Quarterly	09/30/2027		277,488,000	0	(5,839)	(5,839)	1	0
Receive	3-Month COP-IBR Compounded-OIS	10.810	Quarterly	10/14/2027		110,710,100	0	(2,684)	(2,684)	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.920	Quarterly	10/18/2027		56,554,300	0	(1,420)	(1,420)	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.210	Quarterly	11/18/2027		50,952,000	0	1,056	1,056	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	11/21/2027		101,119,800	0	2,248	2,248	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.430	Quarterly	11/21/2027		104,019,900	0	2,320	2,320	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.443	Quarterly	11/21/2027		313,549,300	0	7,019	7,019	1	0
Receive	3-Month COP-IBR Compounded-OIS	10.260	Quarterly	12/16/2027		252,298,600	0	(5,430)	(5,430)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	02/07/2028		386,860,400	0	5,477	5,477	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	02/08/2028		86,586,300	0	1,118	1,118	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.990	Quarterly	02/08/2028		211,014,700	0	2,756	2,756	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.992	Quarterly	02/08/2028		216,642,000	0	2,833	2,833	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	9.040	Quarterly	02/08/2028		43,609,700	0	586	586	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.240	Quarterly	02/24/2028		624,000,000	0	(14,056)	(14,056)	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	9.980	Quarterly	03/13/2028		237,247,800	0	(4,961)	(4,961)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	03/23/2028		210,000,000	0	3,262	3,262	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.985	Quarterly	03/24/2028		123,000,000	0	1,702	1,702	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.020	Quarterly	03/24/2028		71,974,300	0	1,014	1,014	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	03/24/2028		105,785,000	0	1,514	1,514	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	03/27/2028		79,094,500	0	963	963	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.880	Quarterly	03/27/2028		121,000,000	0	1,588	1,588	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	04/10/2028		49,330,700	0	546	546	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.588	Quarterly	04/11/2028		257,194,300	0	2,628	2,628	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	8.106	Quarterly	06/15/2028		170,162,100	0	1,316	1,316	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.730	Quarterly	06/28/2028		191,853,600	120	857	977	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.040	Quarterly	08/09/2028		233,800,000	0	(1,617)	(1,617)	11	0
Receive	3-Month COP-IBR Compounded-OIS	8.130	Quarterly	08/22/2028		130,625,500	(432)	(599)	(1,031)	6	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		174,157,200	0	(1,169)	(1,169)	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.943	Quarterly	09/27/2028		190,441,000	0	(2,891)	(2,891)	9	0
Receive	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	10/02/2028		110,060,000	0	(1,853)	(1,853)	5	0
Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	10/02/2028		427,600,000	0	(7,762)	(7,762)	20	0
Receive	3-Month COP-IBR Compounded-OIS	9.260	Quarterly	10/10/2028		67,180,000	0	(1,165)	(1,165)	4	0
Receive	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	10/11/2028		156,650,000	0	(3,254)	(3,254)	7	0
Receive	3-Month COP-IBR Compounded-OIS	9.700	Quarterly	10/11/2028		115,000,000	0	(2,439)	(2,439)	5	0
Receive	3-Month COP-IBR Compounded-OIS	9.374	Quarterly	10/12/2028		178,710,200	0	(3,283)	(3,283)	9	0
Pay	3-Month COP-IBR Compounded-OIS	8.338	Quarterly	11/09/2028		201,055,200	0	1,983	1,983	0	(17)
Pay	3-Month COP-IBR Compounded-OIS	8.128	Quarterly	11/10/2028		136,336,200	0	1,101	1,101	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	8.070	Quarterly	11/14/2028		361,980,500	0	2,759	2,759	0	(34)
Pay	3-Month COP-IBR Compounded-OIS	8.188	Quarterly	11/15/2028		148,316,500	0	1,284	1,284	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	11/15/2028		155,600,000	0	1,445	1,445	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	7.830	Quarterly	12/13/2028		188,131,100	0	1,145	1,145	0	(22)
Pay	3-Month COP-IBR Compounded-OIS	7.325	Quarterly	01/23/2029		144,517,700	0	104	104	0	(22)
Pay	3-Month COP-IBR Compounded-OIS	7.415	Quarterly	02/16/2029		134,215,900	0	271	271	0	(23)
Receive	3-Month COP-IBR Compounded-OIS	7.450	Quarterly	02/26/2029		172,200,000	0	(435)	(435)	30	0
Pay	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	03/01/2029		115,906,800	(159)	543	384	0	(21)
Receive	3-Month COP-IBR Compounded-OIS	7.440	Quarterly	03/14/2029		124,000,000	0	(351)	(351)	23	0
Pay	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029		106,811,900	(927)	1,339	412	0	(20)

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month COP-IBR Compounded-OIS	7.950%	Quarterly	04/05/2029	COP	107,460,400	$0	$(679)	$(679)	$21	$0
Receive	3-Month COP-IBR Compounded-OIS	7.885	Quarterly	04/08/2029		157,944,300	0	(909)	(909)	32	0
Receive	3-Month COP-IBR Compounded-OIS	7.927	Quarterly	04/09/2029		80,595,200	0	(498)	(498)	16	0
Receive	3-Month COP-IBR Compounded-OIS	8.120	Quarterly	04/10/2029		62,685,100	0	(505)	(505)	12	0
Receive	3-Month COP-IBR Compounded-OIS	8.080	Quarterly	04/11/2029		131,918,800	0	(1,014)	(1,014)	26	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/11/2029		105,781,200	0	(884)	(884)	21	0
Receive	3-Month COP-IBR Compounded-OIS	8.435	Quarterly	04/12/2029		291,705,800	(636)	(2,605)	(3,241)	56	0
Receive	3-Month COP-IBR Compounded-OIS	8.480	Quarterly	04/12/2029		193,000,000	0	(2,227)	(2,227)	37	0
Receive	3-Month COP-IBR Compounded-OIS	8.567	Quarterly	04/15/2029		165,098,000	0	(2,053)	(2,053)	32	0
Receive	3-Month COP-IBR Compounded-OIS	8.449	Quarterly	04/16/2029		186,272,800	0	(2,108)	(2,108)	37	0
Receive	3-Month COP-IBR Compounded-OIS	8.771	Quarterly	04/18/2029		191,093,000	0	(2,759)	(2,759)	37	0
Pay	3-Month COP-IBR Compounded-OIS	7.914	Quarterly	05/24/2029		236,281,800	0	1,643	1,643	0	(55)
Pay	3-Month COP-IBR Compounded-OIS	8.035	Quarterly	05/28/2029		119,902,200	0	977	977	0	(28)
Pay	3-Month COP-IBR Compounded-OIS	7.370	Quarterly	08/08/2029		173,162,800	0	249	249	0	(50)
Pay	3-Month COP-IBR Compounded-OIS	7.335	Quarterly	08/09/2029		113,178,400	0	126	126	0	(33)
Pay	3-Month COP-IBR Compounded-OIS	7.340	Quarterly	08/09/2029		56,589,100	0	66	66	0	(16)
Pay	3-Month COP-IBR Compounded-OIS	7.360	Quarterly	08/09/2029		171,465,100	0	233	233	0	(50)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	08/09/2029		113,913,900	0	200	200	0	(33)
Pay	3-Month COP-IBR Compounded-OIS	7.436	Quarterly	08/12/2029		104,241,100	0	226	226	0	(30)
Pay	3-Month COP-IBR Compounded-OIS	7.275	Quarterly	08/13/2029		78,180,800	0	46	46	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	7.220	Quarterly	08/14/2029		118,933,500	0	7	7	0	(35)
Pay	3-Month COP-IBR Compounded-OIS	7.090	Quarterly	08/15/2029		89,351,100	0	(108)	(108)	0	(27)
Pay	3-Month COP-IBR Compounded-OIS	7.175	Quarterly	08/22/2029		120,467,000	0	(28)	(28)	0	(36)
Pay	3-Month COP-IBR Compounded-OIS	7.000	Quarterly	09/19/2029		138,354,000	0	(199)	(199)	0	(43)
Receive(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	43,500	(370)	(79)	(449)	0	(55)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		461,700	8,219	(187)	8,032	2,700	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		137,600	(818)	803	(15)	0	(1,425)
Pay(5)	3-Month HKD-HIBOR	3.000	Quarterly	03/19/2030	HKD	896,200	1,025	(209)	816	0	(348)
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026	ILS	690,300	1,766	10,693	12,459	263	0
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(2,181)	691	(1,490)	0	(34)
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	(3,919)	1,370	(2,549)	0	(62)
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	(12,380)	4,201	(8,179)	0	(189)
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	(4,390)	1,493	(2,897)	0	(67)
Receive	3-Month ILS-TELBOR	0.965	Annual	01/14/2027		197,000	5,224	(1,409)	3,815	86	0
Receive	3-Month ILS-TELBOR	1.105	Annual	01/21/2027		360,600	9,128	(2,546)	6,582	157	0
Receive	3-Month ILS-TELBOR	1.178	Annual	02/04/2027		297,900	7,390	(2,140)	5,250	131	0
Receive	3-Month ILS-TELBOR	1.398	Annual	03/04/2027		120,000	2,765	(877)	1,888	53	0
Pay	3-Month ILS-TELBOR	1.885	Annual	04/01/2027		149,500	(2,775)	540	(2,235)	0	(66)
Receive	3-Month ILS-TELBOR	2.025	Annual	04/11/2027		165,700	2,832	(536)	2,296	75	0
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027		352,700	4,674	(1,005)	3,669	159	0
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	3,237	(716)	2,521	105	0
Pay	3-Month ILS-TELBOR	2.825	Annual	06/10/2027		240,800	(2,198)	394	(1,804)	0	(109)
Pay	3-Month ILS-TELBOR	2.840	Annual	06/10/2027		101,000	(906)	161	(745)	0	(46)
Receive	3-Month ILS-TELBOR	2.670	Annual	07/15/2027		145,600	1,647	31	1,678	67	0
Receive	3-Month ILS-TELBOR	2.666	Annual	07/18/2027		307,600	3,478	73	3,551	141	0
Pay	3-Month ILS-TELBOR	3.290	Annual	11/16/2027		342,738	0	(200)	(200)	0	(156)
Pay	3-Month ILS-TELBOR	3.260	Annual	11/18/2027		557,400	268	(766)	(498)	0	(252)
Receive	3-Month ILS-TELBOR	3.670	Annual	12/30/2027		151,900	0	(509)	(509)	68	0
Receive	3-Month ILS-TELBOR	3.650	Annual	01/02/2028		150,800	0	(18)	(18)	68	0
Receive	3-Month ILS-TELBOR	3.570	Annual	01/05/2028		257,800	422	(249)	173	116	0
Receive	3-Month ILS-TELBOR	3.475	Annual	01/06/2028		64,300	176	(73)	103	29	0
Receive	3-Month ILS-TELBOR	3.980	Annual	02/23/2028		68,400	(228)	(16)	(244)	30	0
Receive	3-Month ILS-TELBOR	4.030	Annual	02/24/2028		375,300	(1,472)	(58)	(1,530)	166	0
Receive	3-Month ILS-TELBOR	4.039	Annual	02/24/2028		83,200	(335)	(12)	(347)	37	0
Pay	3-Month ILS-TELBOR	3.870	Annual	03/16/2028		255,500	790	(137)	653	0	(112)
Pay	3-Month ILS-TELBOR	3.590	Annual	03/31/2028		193,000	0	(32)	(32)	0	(84)
Pay	3-Month ILS-TELBOR	3.530	Annual	04/03/2028		276,800	(143)	(905)	(1,048)	0	(122)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		234,400	(143)	850	707	102	0
Receive	3-Month ILS-TELBOR	3.525	Annual	06/20/2028		35,300	176	(51)	125	15	0
Receive	3-Month ILS-TELBOR	3.800	Annual	08/18/2028		247,300	1,028	(118)	910	108	0
Receive	3-Month ILS-TELBOR	4.460	Annual	10/02/2028		422,000	0	(4,978)	(4,978)	185	0
Pay	3-Month ILS-TELBOR	3.770	Annual	10/18/2028		160,500	0	528	528	0	(71)
Pay	3-Month ILS-TELBOR	3.915	Annual	10/19/2028		283,700	0	1,443	1,443	0	(126)
Pay	3-Month ILS-TELBOR	3.980	Annual	10/19/2028		118,900	0	700	700	0	(53)
Pay	3-Month ILS-TELBOR	3.515	Annual	11/22/2028		300,000	0	62	62	0	(135)
Pay	3-Month ILS-TELBOR	3.460	Annual	11/23/2028		322,900	0	(151)	(151)	0	(145)
Pay	3-Month ILS-TELBOR	3.440	Annual	11/24/2028		244,600	537	(695)	(158)	0	(110)
Pay	3-Month ILS-TELBOR	3.460	Annual	11/24/2028		456,600	0	(183)	(183)	0	(205)
Receive	3-Month ILS-TELBOR	3.680	Annual	01/24/2029		298,500	0	202	202	139	0
Receive	3-Month ILS-TELBOR	3.740	Annual	01/25/2029		176,300	0	(10)	(10)	82	0
Receive	3-Month ILS-TELBOR	3.700	Annual	01/29/2029		340,300	0	142	142	159	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month ILS-TELBOR	3.704%	Annual	01/29/2029	ILS	96,700	$0	$36	$36	$45	$0
Receive	3-Month ILS-TELBOR	3.825	Annual	03/18/2029		235,200	0	(295)	(295)	113	0
Receive	3-Month ILS-TELBOR	3.855	Annual	03/19/2029		233,000	0	(377)	(377)	111	0
Receive	3-Month ILS-TELBOR	3.920	Annual	03/20/2029		214,100	0	(516)	(516)	103	0
Receive	3-Month ILS-TELBOR	3.930	Annual	03/21/2029		331,100	165	(1,025)	(860)	159	0
Pay	3-Month ILS-TELBOR	4.515	Annual	04/22/2029		286,800	0	1,895	1,895	0	(142)
Pay	3-Month ILS-TELBOR	4.430	Annual	04/25/2029		286,800	0	1,599	1,599	0	(143)
Pay	3-Month ILS-TELBOR	4.360	Annual	05/02/2029		721,100	563	2,876	3,439	0	(361)
Pay	3-Month ILS-TELBOR	4.370	Annual	05/02/2029		356,400	0	1,743	1,743	0	(178)
Receive	3-Month ILS-TELBOR	4.140	Annual	07/24/2029		164,100	0	133	133	87	0
Pay(5)	3-Month KRW-KORIBOR	3.000	Quarterly	03/19/2030	KRW	320,400,600	2,786	501	3,287	154	0
Pay(5)	3-Month TWD-TAB	1.750	Quarterly	03/19/2030	TWD	509,300	84	(82)	2	12	0
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025	ZAR	285,200	480	(70)	410	0	(4)
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	684	727	0	(9)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	31	22	0	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(1,083)	(968)	14	0
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(774)	(765)	10	0
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	1,518	1,518	0	(30)
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	309	345	0	(6)
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(1,665)	(1,679)	21	0
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	717	717	0	(15)
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	855	1,124	0	(31)
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	(254)	(254)	13	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	(22)	(8)	0	0
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(126)	(126)	3	0
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(369)	(369)	10	0
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(73)	(73)	2	0
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	(542)	(542)	18	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		680,200	(34)	(629)	(663)	19	0
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	01/12/2027		1,443,300	26	1,111	1,137	0	(36)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	02/23/2027		1,384,400	0	(1,214)	(1,214)	29	0
Receive	3-Month ZAR-JIBAR	7.049	Quarterly	03/09/2027		1,641,900	265	22	287	0	(39)
Receive	3-Month ZAR-JIBAR	7.489	Quarterly	05/18/2027		1,431,400	0	(590)	(590)	0	(32)
Receive	3-Month ZAR-JIBAR	8.064	Quarterly	07/27/2027		1,810,900	0	(2,375)	(2,375)	0	(45)
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	08/03/2027		860,500	0	1,024	1,024	20	0
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027		2,516,600	4,821	(6,914)	(2,093)	0	(57)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		2,539,600	(5)	5,391	5,386	75	0
Pay	3-Month ZAR-JIBAR	8.055	Quarterly	11/14/2027		790,100	0	1,108	1,108	21	0
Pay	3-Month ZAR-JIBAR	7.900	Quarterly	01/06/2028		1,432,000	0	1,650	1,650	50	0
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	01/09/2028		1,432,000	0	1,210	1,210	48	0
Pay	3-Month ZAR-JIBAR	7.705	Quarterly	01/10/2028		4,619,000	242	3,453	3,695	153	0
Receive	3-Month ZAR-JIBAR	8.205	Quarterly	02/17/2028		2,237,700	0	(3,896)	(3,896)	0	(76)
Receive	3-Month ZAR-JIBAR	8.375	Quarterly	02/23/2028		1,400,000	0	(2,874)	(2,874)	0	(51)
Receive	3-Month ZAR-JIBAR	8.395	Quarterly	02/23/2028		1,110,000	0	(2,319)	(2,319)	0	(41)
Pay	3-Month ZAR-JIBAR	8.430	Quarterly	02/23/2028		742,000	924	672	1,596	27	0
Receive	3-Month ZAR-JIBAR	8.465	Quarterly	02/23/2028		1,542,600	0	(3,416)	(3,416)	0	(57)
Receive	3-Month ZAR-JIBAR	8.120	Quarterly	03/13/2028		891,100	642	(2,075)	(1,433)	0	(35)
Receive	3-Month ZAR-JIBAR	8.510	Quarterly	04/25/2028		744,800	0	(1,773)	(1,773)	0	(34)
Receive	3-Month ZAR-JIBAR	8.560	Quarterly	04/25/2028		2,084,600	0	(5,162)	(5,162)	0	(94)
Receive	3-Month ZAR-JIBAR	8.950	Quarterly	05/11/2028		1,009,500	665	(3,923)	(3,258)	0	(46)
Receive	3-Month ZAR-JIBAR	9.350	Quarterly	05/18/2028		805,900	(494)	(2,721)	(3,215)	0	(39)
Pay	3-Month ZAR-JIBAR	9.185	Quarterly	06/12/2028		2,192,400	2,151	5,917	8,068	116	0
Pay	3-Month ZAR-JIBAR	8.411	Quarterly	07/19/2028		2,018,200	(22)	4,588	4,566	105	0
Pay	3-Month ZAR-JIBAR	8.370	Quarterly	07/20/2028		2,488,800	(70)	5,495	5,425	130	0
Pay	3-Month ZAR-JIBAR	8.291	Quarterly	07/27/2028		561,000	0	1,135	1,135	29	0
Pay	3-Month ZAR-JIBAR	8.305	Quarterly	07/27/2028		990,000	0	2,031	2,031	51	0
Pay	3-Month ZAR-JIBAR	8.310	Quarterly	07/27/2028		561,000	0	1,157	1,157	29	0
Pay	3-Month ZAR-JIBAR	8.330	Quarterly	07/27/2028		633,600	0	1,332	1,332	32	0
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	08/22/2028		1,371,700	0	(3,920)	(3,920)	0	(74)
Receive	3-Month ZAR-JIBAR	8.550	Quarterly	08/23/2028		1,631,100	0	(4,171)	(4,171)	0	(86)
Receive	3-Month ZAR-JIBAR	8.625	Quarterly	08/23/2028		1,254,700	0	(3,398)	(3,398)	0	(67)
Pay	3-Month ZAR-JIBAR	8.220	Quarterly	08/30/2028		1,336,800	0	2,533	2,533	70	0
Pay	3-Month ZAR-JIBAR	8.205	Quarterly	08/31/2028		120,100	0	223	223	6	0
Receive	3-Month ZAR-JIBAR	8.220	Quarterly	08/31/2028		2,590,400	3,334	(8,246)	(4,912)	0	(135)
Pay	3-Month ZAR-JIBAR	8.225	Quarterly	08/31/2028		1,033,600	0	1,970	1,970	53	0
Receive	3-Month ZAR-JIBAR	9.090	Quarterly	09/28/2028		2,950,100	22	(10,829)	(10,807)	0	(187)
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	11/03/2028		2,116,900	(125)	4,792	4,667	116	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	11/06/2028		1,355,200	0	3,002	3,002	75	0
Pay	3-Month ZAR-JIBAR	8.352	Quarterly	11/09/2028		3,142,900	825	6,086	6,911	174	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	11/22/2028		1,351,100	92	2,586	2,678	74	0
Receive	3-Month ZAR-JIBAR	8.130	Quarterly	01/25/2029		3,412,500	385	(6,273)	(5,888)	0	(190)

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month ZAR-JIBAR	8.645%	Quarterly	04/02/2029	ZAR	1,363,400	$0	$(3,980)	$(3,980)	$0	$(80)
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	04/02/2029		687,500	0	(2,015)	(2,015)	0	(40)
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	04/02/2029		1,369,300	0	(4,077)	(4,077)	0	(80)
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		982,000	0	(2,875)	(2,875)	0	(58)
Receive	3-Month ZAR-JIBAR	8.880	Quarterly	04/11/2029		1,181,400	0	(4,097)	(4,097)	0	(70)
Pay	3-Month ZAR-JIBAR	8.820	Quarterly	04/12/2029		2,800	4	5	9	0	0
Pay	3-Month ZAR-JIBAR	8.530	Quarterly	05/16/2029		1,509,600	0	3,975	3,975	76	0
Pay	3-Month ZAR-JIBAR	8.510	Quarterly	05/17/2029		1,894,200	101	4,792	4,893	93	0
Pay	3-Month ZAR-JIBAR	8.541	Quarterly	05/17/2029		1,263,400	0	3,355	3,355	62	0
Pay	3-Month ZAR-JIBAR	8.459	Quarterly	05/22/2029		2,158,300	0	5,320	5,320	108	0
Pay	3-Month ZAR-JIBAR	8.276	Quarterly	06/14/2029		982,300	0	1,988	1,988	49	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/16/2028	CLP	45,622,900	0	(2,723)	(2,723)	38	0
Receive	6-Month CLP-CHILIBOR	6.370	Semi-Annual	03/03/2028		35,480,300	0	(2,617)	(2,617)	29	0
Receive	6-Month CLP-CHILIBOR	6.380	Semi-Annual	03/03/2028		37,609,100	0	(2,787)	(2,787)	30	0
Receive	6-Month CLP-CHILIBOR	6.490	Semi-Annual	03/06/2028		76,219,100	0	(5,960)	(5,960)	62	0
Receive	6-Month CLP-CHILIBOR	6.320	Semi-Annual	03/07/2028		36,032,800	0	(2,596)	(2,596)	28	0
Receive	6-Month CLP-CHILIBOR	6.385	Semi-Annual	03/07/2028		22,932,900	0	(1,706)	(1,706)	18	0
Pay	6-Month CLP-CHILIBOR	5.458	Semi-Annual	03/20/2028		65,873,400	0	2,982	2,982	0	(53)
Pay	6-Month CLP-CHILIBOR	5.293	Semi-Annual	03/21/2028		39,594,200	0	1,591	1,591	0	(33)
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	03/22/2028		81,002,200	(52)	2,937	2,885	0	(70)
Receive	6-Month CLP-CHILIBOR	5.380	Semi-Annual	03/24/2028		4,680,000	1	(180)	(179)	4	0
Pay	6-Month CLP-CHILIBOR	5.830	Semi-Annual	04/25/2028		14,103,200	112	666	778	0	(12)
Receive	6-Month CLP-CHILIBOR	5.798	Semi-Annual	05/31/2028		74,694,800	0	(4,179)	(4,179)	59	0
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	06/01/2028		37,896,200	0	(1,890)	(1,890)	30	0
Receive	6-Month CLP-CHILIBOR	5.699	Semi-Annual	06/01/2028		63,930,000	0	(3,317)	(3,317)	50	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	06/13/2028		22,913,200	0	811	811	0	(19)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	06/14/2028		23,240,900	0	766	766	0	(19)
Pay	6-Month CLP-CHILIBOR	5.237	Semi-Annual	06/14/2028		31,615,500	0	1,050	1,050	0	(26)
Pay	6-Month CLP-CHILIBOR	5.158	Semi-Annual	06/15/2028		106,782,500	0	3,210	3,210	0	(88)
Pay	6-Month CLP-CHILIBOR	5.133	Semi-Annual	06/23/2028		42,954,000	0	1,260	1,260	0	(35)
Pay	6-Month CLP-CHILIBOR	5.160	Semi-Annual	07/13/2028		42,308,500	0	1,325	1,325	0	(33)
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	08/07/2028		40,390,400	0	1,552	1,552	0	(32)
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	08/16/2028		90,919,100	(24)	(4,061)	(4,085)	71	0
Receive	6-Month CLP-CHILIBOR	5.540	Semi-Annual	08/17/2028		62,110,300	0	(3,002)	(3,002)	47	0
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	08/17/2028		62,110,300	0	(3,028)	(3,028)	47	0
Receive	6-Month CLP-CHILIBOR	5.490	Semi-Annual	08/18/2028		35,696,400	0	(1,653)	(1,653)	27	0
Receive	6-Month CLP-CHILIBOR	5.590	Semi-Annual	08/21/2028		71,214,300	0	(3,596)	(3,596)	56	0
Receive	6-Month CLP-CHILIBOR	5.530	Semi-Annual	08/22/2028		36,186,400	0	(1,740)	(1,740)	28	0
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		85,645,900	0	(4,479)	(4,479)	66	0
Receive	6-Month CLP-CHILIBOR	5.750	Semi-Annual	09/28/2028		3,465,400	(123)	(72)	(195)	4	0
Pay	6-Month CLP-CHILIBOR	5.655	Semi-Annual	11/08/2028		43,000,000	0	2,340	2,340	0	(32)
Pay	6-Month CLP-CHILIBOR	5.475	Semi-Annual	11/13/2028		58,866,200	0	2,728	2,728	0	(44)
Pay	6-Month CLP-CHILIBOR	5.540	Semi-Annual	11/14/2028		24,248,300	40	1,163	1,203	0	(18)
Pay	6-Month CLP-CHILIBOR	4.945	Semi-Annual	12/06/2028		41,321,800	0	950	950	0	(32)
Pay	6-Month CLP-CHILIBOR	4.886	Semi-Annual	12/11/2028		58,952,800	0	1,206	1,206	0	(46)
Pay	6-Month CLP-CHILIBOR	4.899	Semi-Annual	12/11/2028		28,746,500	0	606	606	0	(22)
Pay	6-Month CLP-CHILIBOR	5.009	Semi-Annual	12/12/2028		90,439,600	0	2,371	2,371	0	(70)
Pay	6-Month CLP-CHILIBOR	4.649	Semi-Annual	12/20/2028		56,499,300	25	554	579	0	(43)
Pay	6-Month CLP-CHILIBOR	4.517	Semi-Annual	02/01/2029		38,802,000	0	212	212	0	(31)
Pay	6-Month CLP-CHILIBOR	4.439	Semi-Annual	02/02/2029		66,291,000	0	127	127	0	(54)
Pay	6-Month CLP-CHILIBOR	4.398	Semi-Annual	02/06/2029		52,148,000	0	9	9	0	(44)
Receive	6-Month CLP-CHILIBOR	4.815	Semi-Annual	02/15/2029		67,641,700	0	(1,334)	(1,334)	56	0
Receive	6-Month CLP-CHILIBOR	4.810	Semi-Annual	02/16/2029		39,267,900	0	(766)	(766)	33	0
Receive	6-Month CLP-CHILIBOR	4.965	Semi-Annual	03/01/2029		202,464,900	(37)	(5,521)	(5,558)	165	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	03/04/2029		9,789,000	(67)	348	281	0	(8)
Receive	6-Month CLP-CHILIBOR	4.970	Semi-Annual	03/25/2029		125,928,100	0	(3,519)	(3,519)	106	0
Receive	6-Month CLP-CHILIBOR	5.200	Semi-Annual	04/04/2029		81,405,600	0	(2,777)	(2,777)	67	0
Pay	6-Month CLP-CHILIBOR	4.869	Semi-Annual	05/09/2029		73,022,400	0	1,404	1,404	0	(63)
Pay	6-Month CLP-CHILIBOR	4.900	Semi-Annual	06/10/2029		38,418,200	0	860	860	0	(36)
Receive	6-Month CLP-CHILIBOR	5.270	Semi-Annual	06/25/2029		34,100,000	0	(1,424)	(1,424)	32	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	06/28/2029		42,899,000	0	(1,970)	(1,970)	39	0
Pay	6-Month CLP-CHILIBOR	4.740	Semi-Annual	08/07/2029		23,921,300	0	390	390	0	(24)
Pay	6-Month CLP-CHILIBOR	4.760	Semi-Annual	08/08/2029		59,080,000	0	1,025	1,025	0	(59)
Pay	6-Month CLP-CHILIBOR	4.800	Semi-Annual	08/08/2029		39,546,100	0	766	766	0	(39)
Pay	6-Month CLP-CHILIBOR	4.840	Semi-Annual	08/12/2029		113,356,600	0	2,438	2,438	0	(115)
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	08/12/2029		22,671,200	0	579	579	0	(23)
Pay	6-Month CLP-CHILIBOR	4.798	Semi-Annual	08/13/2029		67,565,800	0	1,310	1,310	0	(69)
Pay	6-Month CLP-CHILIBOR	4.725	Semi-Annual	08/20/2029		47,647,600	0	761	761	0	(49)
Pay	6-Month CLP-CHILIBOR	4.480	Semi-Annual	09/10/2029		79,722,100	0	343	343	0	(84)
Receive(5)	6-Month CLP-CHILIBOR	4.375	Semi-Annual	10/01/2029		33,459,400	0	18	18	39	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025	CZK	5,600	12	(5)	7	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CZK-PRIBOR	1.934%	Annual	07/02/2026	CZK	1,432,000	$0	$1,878	$1,878	$0	$(78)
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	1,037	914	0	(39)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	1,018	3,501	0	(122)
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027		2,427,400	0	(5,218)	(5,218)	0	(61)
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		542,600	0	(960)	(960)	0	(14)
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027		548,900	0	(974)	(974)	0	(14)
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027		1,458,000	0	(3,629)	(3,629)	0	(46)
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027		2,031,600	0	(4,858)	(4,858)	0	(66)
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027		1,559,400	0	(3,538)	(3,538)	0	(52)
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027		1,737,000	0	(5,019)	(5,019)	0	(67)
Pay	6-Month CZK-PRIBOR	5.140	Annual	07/11/2027		1,944,900	0	4,627	4,627	78	0
Pay	6-Month CZK-PRIBOR	5.175	Annual	07/11/2027		2,585,000	13	6,252	6,265	104	0
Pay	6-Month CZK-PRIBOR	4.805	Annual	08/19/2027		1,656,800	0	3,402	3,402	42	0
Receive	6-Month CZK-PRIBOR	5.538	Annual	09/02/2027		2,336,700	0	(7,005)	(7,005)	0	(56)
Receive	6-Month CZK-PRIBOR	5.630	Annual	10/03/2027		1,433,850	0	(6,486)	(6,486)	0	(31)
Pay	6-Month CZK-PRIBOR	5.788	Annual	10/20/2027		1,930,700	0	9,331	9,331	48	0
Pay	6-Month CZK-PRIBOR	5.103	Annual	11/16/2027		2,607,200	0	9,699	9,699	76	0
Pay	6-Month CZK-PRIBOR	4.640	Annual	12/07/2027		1,923,600	0	5,734	5,734	64	0
Pay	6-Month CZK-PRIBOR	4.680	Annual	12/08/2027		1,923,600	0	5,896	5,896	64	0
Pay	6-Month CZK-PRIBOR	4.560	Annual	12/09/2027		1,923,600	0	5,474	5,474	63	0
Pay	6-Month CZK-PRIBOR	4.440	Annual	12/12/2027		3,107,400	0	8,229	8,229	105	0
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/15/2027		596,900	0	(1,757)	(1,757)	0	(21)
Receive	6-Month CZK-PRIBOR	4.590	Annual	12/16/2027		1,524,500	0	(4,437)	(4,437)	0	(54)
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/16/2027		450,700	(24)	(1,295)	(1,319)	0	(16)
Receive	6-Month CZK-PRIBOR	5.175	Annual	02/23/2028		400,300	0	(1,641)	(1,641)	0	(9)
Receive	6-Month CZK-PRIBOR	5.165	Annual	02/24/2028		850,000	(627)	(2,842)	(3,469)	0	(20)
Receive	6-Month CZK-PRIBOR	5.215	Annual	02/24/2028		2,100,300	(1,754)	(6,994)	(8,748)	0	(48)
Pay	6-Month CZK-PRIBOR	4.630	Annual	03/21/2028		1,031,800	0	3,338	3,338	19	0
Pay	6-Month CZK-PRIBOR	4.420	Annual	03/22/2028		1,173,200	0	3,375	3,375	21	0
Pay	6-Month CZK-PRIBOR	4.510	Annual	03/22/2028		1,031,800	0	3,124	3,124	19	0
Receive	6-Month CZK-PRIBOR	5.070	Annual	04/20/2028		921,900	0	(2,622)	(2,622)	0	(20)
Receive	6-Month CZK-PRIBOR	5.090	Annual	04/20/2028		1,112,400	0	(3,201)	(3,201)	0	(24)
Pay	6-Month CZK-PRIBOR	4.695	Annual	05/04/2028		1,061,900	0	2,383	2,383	25	0
Pay	6-Month CZK-PRIBOR	4.735	Annual	05/04/2028		872,300	0	2,016	2,016	21	0
Receive	6-Month CZK-PRIBOR	4.615	Annual	07/11/2028		2,551,600	77	(6,016)	(5,939)	0	(97)
Receive	6-Month CZK-PRIBOR	4.730	Annual	10/03/2028		833,000	0	(3,024)	(3,024)	0	(20)
Pay	6-Month CZK-PRIBOR	4.190	Annual	11/09/2028		1,437,700	0	3,722	3,722	49	0
Receive	6-Month CZK-PRIBOR	3.965	Annual	04/16/2029		1,583,500	0	(2,077)	(2,077)	0	(75)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		210,100	122	278	400	10	0
Pay	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		3,652,200	437	1,718	2,155	274	0
Receive	6-Month CZK-PRIBOR	3.340	Annual	01/06/2032		1,460,900	6,237	(7,720)	(1,483)	0	(172)
Pay	6-Month CZK-PRIBOR	4.420	Annual	05/05/2032		78,800	129	142	271	9	0
Pay	6-Month CZK-PRIBOR	4.195	Annual	03/21/2033		1,347,300	34	5,433	5,467	162	0
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		576,800	0	2,391	2,391	70	0
Receive	6-Month CZK-PRIBOR	4.420	Annual	06/01/2033		1,567,100	(274)	(5,641)	(5,915)	0	(216)
Pay	6-Month CZK-PRIBOR	4.455	Annual	06/01/2033		135,900	265	265	530	19	0
Receive	6-Month CZK-PRIBOR	4.638	Annual	10/03/2033		1,869,500	(872)	(9,693)	(10,565)	0	(258)
Pay	6-Month CZK-PRIBOR	4.280	Annual	11/08/2033		1,601,900	716	6,224	6,940	236	0
Pay	6-Month CZK-PRIBOR	4.020	Annual	11/22/2033		935,300	49	3,063	3,112	140	0
Receive	6-Month CZK-PRIBOR	4.060	Annual	04/17/2034		482,200	0	(1,233)	(1,233)	0	(76)
Receive	6-Month CZK-PRIBOR	4.155	Annual	04/17/2034		720,000	0	(2,103)	(2,103)	0	(114)
Pay	6-Month CZK-PRIBOR	4.290	Annual	04/18/2034		956,700	1,668	1,619	3,287	152	0
Receive	6-Month CZK-PRIBOR	4.300	Annual	04/18/2034		344,100	0	(1,195)	(1,195)	0	(55)
Pay	6-Month CZK-PRIBOR	3.545	Annual	07/16/2034		1,337,500	(49)	1,142	1,093	243	0
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026	HUF	10,484,500	9	1,238	1,247	0	(13)
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	2,412	2,496	0	(24)
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(1,585)	(1,371)	21	0
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	2,400	3,376	0	(35)
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	1,440	2,355	0	(14)
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	(152)	(87)	0	(19)
Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	1,068	1,068	21	0
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	(1,479)	(1,479)	0	(13)
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	(4,864)	(2,681)	0	(14)
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	(5,087)	(3,308)	0	(14)
Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	(3,605)	(3,605)	0	(30)
Pay	6-Month HUF-BBR	10.100	Annual	07/15/2027		20,227,800	0	7,220	7,220	42	0
Pay	6-Month HUF-BBR	10.070	Annual	07/18/2027		17,745,300	0	6,306	6,306	34	0
Pay	6-Month HUF-BBR	9.625	Annual	08/15/2027		23,861,400	0	7,787	7,787	26	0
Receive	6-Month HUF-BBR	11.524	Annual	09/12/2027		25,811,300	0	(12,184)	(12,184)	0	(25)
Pay	6-Month HUF-BBR	10.640	Annual	09/29/2027		6,781,200	(740)	3,493	2,753	5	0
Pay	6-Month HUF-BBR	12.500	Annual	10/19/2027		13,486,900	0	10,679	10,679	22	0

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month HUF-BBR	12.510%	Annual	10/19/2027	HUF	24,742,600	$0	$19,618	$19,618	$41	$0
Pay	6-Month HUF-BBR	11.350	Annual	11/11/2027		3,696,300	339	2,161	2,500	6	0
Pay	6-Month HUF-BBR	9.800	Annual	11/16/2027		28,570,314	0	14,772	14,772	44	0
Pay	6-Month HUF-BBR	10.000	Annual	11/18/2027		4,081,400	0	2,199	2,199	7	0
Pay	6-Month HUF-BBR	9.750	Annual	11/22/2027		3,628,786	0	1,863	1,863	6	0
Receive	6-Month HUF-BBR	10.050	Annual	12/15/2027		15,033,100	40	(8,312)	(8,272)	0	(33)
Receive	6-Month HUF-BBR	10.340	Annual	12/15/2027		16,210,500	0	(9,403)	(9,403)	0	(36)
Receive	6-Month HUF-BBR	9.900	Annual	12/16/2027		7,883,500	0	(4,201)	(4,201)	0	(17)
Receive	6-Month HUF-BBR	10.460	Annual	12/21/2027		18,654,600	0	(11,036)	(11,036)	0	(45)
Receive	6-Month HUF-BBR	10.700	Annual	12/22/2027		13,997,700	0	(8,639)	(8,639)	0	(35)
Receive	6-Month HUF-BBR	11.140	Annual	12/23/2027		2,716,000	0	(1,788)	(1,788)	0	(7)
Pay	6-Month HUF-BBR	8.650	Annual	01/19/2028		7,162,300	0	2,916	2,916	13	0
Pay	6-Month HUF-BBR	8.320	Annual	01/20/2028		7,142,600	0	2,669	2,669	13	0
Pay	6-Month HUF-BBR	8.500	Annual	01/25/2028		49,476,600	(986)	20,417	19,431	84	0
Receive	6-Month HUF-BBR	9.490	Annual	04/11/2028		23,570,900	0	(9,261)	(9,261)	0	(35)
Receive	6-Month HUF-BBR	9.500	Annual	04/11/2028		9,662,000	0	(3,806)	(3,806)	0	(14)
Receive	6-Month HUF-BBR	9.510	Annual	04/11/2028		13,183,400	9	(5,215)	(5,206)	0	(19)
Pay	6-Month HUF-BBR	8.800	Annual	04/27/2028		11,676,400	0	3,813	3,813	19	0
Pay	6-Month HUF-BBR	8.712	Annual	04/28/2028		11,300,000	0	3,591	3,591	18	0
Pay	6-Month HUF-BBR	8.740	Annual	04/28/2028		55,136,900	4,017	13,662	17,679	90	0
Receive	6-Month HUF-BBR	7.720	Annual	10/26/2028		26,760,000	0	(9,418)	(9,418)	0	(65)
Receive	6-Month HUF-BBR	7.740	Annual	10/26/2028		17,539,000	0	(6,217)	(6,217)	0	(43)
Pay	6-Month HUF-BBR	7.770	Annual	10/27/2028		36,940,100	5,173	8,118	13,291	91	0
Pay	6-Month HUF-BBR	6.060	Annual	12/13/2028		6,049,200	0	921	921	19	0
Receive	6-Month HUF-BBR	6.065	Annual	12/13/2028		25,307,800	735	(4,606)	(3,871)	0	(80)
Receive	6-Month HUF-BBR	6.550	Annual	04/04/2029		11,569,900	0	(1,340)	(1,340)	0	(32)
Receive	6-Month HUF-BBR	6.530	Annual	04/05/2029		6,196,500	0	(704)	(704)	0	(17)
Receive	6-Month HUF-BBR	6.587	Annual	04/05/2029		19,437,700	0	(2,345)	(2,345)	0	(54)
Receive	6-Month HUF-BBR	6.530	Annual	04/08/2029		8,896,400	0	(1,016)	(1,016)	0	(25)
Receive	6-Month HUF-BBR	6.560	Annual	04/08/2029		6,842,100	0	(807)	(807)	0	(19)
Receive	6-Month HUF-BBR	6.800	Annual	04/16/2029		13,186,700	0	(1,965)	(1,965)	0	(40)
Receive	6-Month HUF-BBR	6.830	Annual	04/17/2029		13,016,100	0	(1,988)	(1,988)	0	(40)
Receive	6-Month HUF-BBR	7.100	Annual	04/19/2029		12,189,200	0	(2,264)	(2,264)	0	(39)
Receive	6-Month HUF-BBR	7.000	Annual	04/22/2029		12,624,300	0	(2,196)	(2,196)	0	(40)
Receive	6-Month HUF-BBR	7.088	Annual	04/22/2029		20,000,000	0	(3,695)	(3,695)	0	(64)
Pay	6-Month HUF-BBR	6.250	Annual	05/21/2029		12,888,800	0	1,144	1,144	47	0
Pay	6-Month HUF-BBR	6.270	Annual	05/22/2029		25,722,600	762	1,600	2,362	94	0
Pay	6-Month HUF-BBR	6.281	Annual	05/22/2029		14,883,700	0	1,387	1,387	54	0
Pay	6-Month HUF-BBR	5.790	Annual	07/17/2029		11,334,700	0	470	470	48	0
Pay	6-Month HUF-BBR	5.825	Annual	07/17/2029		11,334,700	0	518	518	48	0
Pay	6-Month HUF-BBR	5.700	Annual	07/18/2029		11,345,600	0	348	348	47	0
Pay	6-Month HUF-BBR	5.722	Annual	07/18/2029		7,649,500	0	255	255	32	0
Pay	6-Month HUF-BBR	5.820	Annual	07/22/2029		11,148,400	0	512	512	46	0
Pay	6-Month HUF-BBR	5.842	Annual	07/22/2029		24,947,900	0	1,211	1,211	102	0
Pay	6-Month HUF-BBR	5.850	Annual	07/22/2029		2,939,400	0	146	146	12	0
Pay	6-Month HUF-BBR	5.545	Annual	08/02/2029		2,920,100	0	46	46	11	0
Pay	6-Month HUF-BBR	5.550	Annual	08/02/2029		20,000,000	0	326	326	75	0
Pay	6-Month HUF-BBR	5.300	Annual	08/07/2029		9,054,900	0	(116)	(116)	33	0
Pay	6-Month HUF-BBR	5.340	Annual	08/08/2029		9,939,600	0	(78)	(78)	36	0
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026	PLN	269,600	786	2,783	3,569	0	(3)
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	1,270	1,257	1	0
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(252)	(247)	0	0
Receive	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		468,900	1,044	7,129	8,173	26	0
Pay	6-Month PLN-WIBOR	2.185	Annual	10/08/2026		30,420	0	(449)	(449)	0	(3)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026		345,100	192	2,695	2,887	26	0
Pay	6-Month PLN-WIBOR	3.525	Annual	12/24/2026		55,200	0	(201)	(201)	0	(3)
Pay	6-Month PLN-WIBOR	3.600	Annual	12/27/2026		54,300	0	(161)	(161)	0	(3)
Receive	6-Month PLN-WIBOR	3.739	Annual	01/03/2027		67,900	96	32	128	3	0
Receive	6-Month PLN-WIBOR	4.219	Annual	02/04/2027		327,800	(182)	(500)	(682)	21	0
Pay	6-Month PLN-WIBOR	3.934	Annual	03/04/2027		267,300	(3,678)	3,809	131	0	(21)
Receive	6-Month PLN-WIBOR	4.830	Annual	03/18/2027		205,200	0	(1,477)	(1,477)	12	0
Receive	6-Month PLN-WIBOR	5.179	Annual	04/01/2027		249,800	0	(561)	(561)	13	0
Receive	6-Month PLN-WIBOR	6.405	Annual	05/20/2027		257,900	0	(3,053)	(3,053)	7	0
Pay	6-Month PLN-WIBOR	6.650	Annual	07/08/2027		308,900	0	4,412	4,412	1	0
Pay	6-Month PLN-WIBOR	6.720	Annual	07/11/2027		549,300	1,818	6,334	8,152	6	0
Receive	6-Month PLN-WIBOR	6.348	Annual	09/09/2027		878,900	2,890	(14,241)	(11,351)	0	0
Receive	6-Month PLN-WIBOR	6.650	Annual	09/29/2027		358,600	2,236	(7,725)	(5,489)	0	(9)
Pay	6-Month PLN-WIBOR	7.453	Annual	10/19/2027		465,100	0	15,334	15,334	25	0
Pay	6-Month PLN-WIBOR	6.455	Annual	11/16/2027		307,055	0	7,244	7,244	14	0
Pay	6-Month PLN-WIBOR	6.365	Annual	11/17/2027		202,700	0	4,609	4,609	9	0
Pay	6-Month PLN-WIBOR	6.310	Annual	11/18/2027		191,900	0	4,262	4,262	9	0
Pay	6-Month PLN-WIBOR	5.800	Annual	12/07/2027		399,500	0	7,019	7,019	21	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month PLN-WIBOR	5.750%	Annual	12/08/2027	PLN	199,800	$0	$3,435	$3,435	$10	$0
Pay	6-Month PLN-WIBOR	5.830	Annual	12/08/2027		399,500	0	7,177	7,177	21	0
Pay	6-Month PLN-WIBOR	5.670	Annual	12/09/2027		239,000	0	3,898	3,898	12	0
Pay	6-Month PLN-WIBOR	5.490	Annual	12/12/2027		241,100	0	3,532	3,532	12	0
Pay	6-Month PLN-WIBOR	5.525	Annual	12/12/2027		79,900	0	1,198	1,198	4	0
Receive	6-Month PLN-WIBOR	5.660	Annual	12/14/2027		73,500	0	(1,199)	(1,199)	0	(4)
Receive	6-Month PLN-WIBOR	5.610	Annual	12/15/2027		105,000	0	(1,672)	(1,672)	0	(6)
Receive	6-Month PLN-WIBOR	5.750	Annual	12/15/2027		227,400	0	(3,927)	(3,927)	0	(13)
Receive	6-Month PLN-WIBOR	5.600	Annual	12/16/2027		193,500	0	(3,041)	(3,041)	0	(11)
Pay	6-Month PLN-WIBOR	5.300	Annual	01/12/2028		242,600	0	3,190	3,190	16	0
Receive	6-Month PLN-WIBOR	5.170	Annual	01/24/2028		266,600	1,265	(4,469)	(3,204)	0	(16)
Receive	6-Month PLN-WIBOR	6.040	Annual	02/24/2028		252,100	0	(5,221)	(5,221)	0	(23)
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		226,100	0	3,419	3,419	21	0
Pay	6-Month PLN-WIBOR	5.540	Annual	06/01/2028		313,200	1,728	1,261	2,989	46	0
Pay	6-Month PLN-WIBOR	4.930	Annual	06/29/2028		196,400	0	815	815	32	0
Receive	6-Month PLN-WIBOR	4.840	Annual	08/22/2028		118,300	(192)	(278)	(470)	0	(21)
Pay	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		88,400	688	38	726	18	0
Receive	6-Month PLN-WIBOR	4.255	Annual	12/27/2028		203,100	1,497	(2,211)	(714)	0	(56)
Receive	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		212,800	446	(1,681)	(1,235)	0	(61)
Receive	6-Month PLN-WIBOR	4.850	Annual	02/15/2029		309,600	0	(3,425)	(3,425)	0	(94)
Receive	6-Month PLN-WIBOR	4.865	Annual	02/16/2029		309,600	0	(3,470)	(3,470)	0	(94)
Receive	6-Month PLN-WIBOR	4.890	Annual	02/16/2029		218,100	0	(2,509)	(2,509)	0	(66)
Receive	6-Month PLN-WIBOR	4.825	Annual	03/13/2029		588,400	0	(6,518)	(6,518)	0	(186)
Receive	6-Month PLN-WIBOR	4.899	Annual	03/19/2029		562,900	404	(7,158)	(6,754)	0	(185)
Receive	6-Month PLN-WIBOR	4.975	Annual	03/29/2029		329,900	0	(4,297)	(4,297)	0	(113)
Pay	6-Month PLN-WIBOR	5.165	Annual	04/12/2029		250,600	(172)	2,098	1,926	86	0
Pay	6-Month PLN-WIBOR	5.054	Annual	05/15/2029		426,900	273	2,626	2,899	154	0
Pay	6-Month PLN-WIBOR	5.058	Annual	05/15/2029		200,000	0	1,366	1,366	72	0
Pay	6-Month PLN-WIBOR	5.060	Annual	05/15/2029		139,100	0	954	954	50	0
Pay	6-Month PLN-WIBOR	4.305	Annual	08/07/2029		645,000	(169)	(395)	(564)	243	0
Pay	6-Month PLN-WIBOR	4.270	Annual	08/08/2029		243,300	0	(306)	(306)	92	0
Pay	6-Month PLN-WIBOR	4.283	Annual	08/08/2029		243,300	0	(271)	(271)	93	0
Pay	6-Month PLN-WIBOR	4.495	Annual	08/12/2029		156,700	384	(168)	216	61	0
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025	MXN	1,137,700	(1,705)	2,628	923	11	0
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	603	247	3	0
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	212	64	1	0
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	1,173	334	5	0
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(1,443)	(739)	0	(10)
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	521	(1,031)	(510)	0	(7)
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	(104)	(352)	(456)	0	(6)
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	(75)	(247)	(322)	0	(4)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(347)	(214)	(561)	0	(7)
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	37	10	47	1	0
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	377	107	484	7	0
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	1,131	215	1,346	19	0
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	(670)	(553)	(1,223)	0	(22)
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026		1,020,400	2,246	912	3,158	63	0
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026		529,400	369	1,037	1,406	32	0
Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026		533,300	(258)	1,553	1,295	32	0
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026		238,200	5	630	635	15	0
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026		300,800	0	725	725	18	0
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026		594,700	(267)	(1,229)	(1,496)	0	(36)
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026		22,900	0	(53)	(53)	0	(1)
Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026		276,450	0	636	636	19	0
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026		276,450	0	633	633	19	0
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026		484,000	0	1,049	1,049	33	0
Receive	28-Day MXN-TIIE	7.113	Lunar	09/24/2026		2,537,800	25	4,514	4,539	174	0
Receive	28-Day MXN-TIIE	7.170	Lunar	10/09/2026		473,600	0	861	861	34	0
Receive	28-Day MXN-TIIE	7.590	Lunar	10/29/2026		460,300	0	671	671	34	0
Receive	28-Day MXN-TIIE	7.353	Lunar	11/05/2026		857,680	0	1,432	1,432	65	0
Pay	28-Day MXN-TIIE	7.273	Lunar	11/12/2026		212,990	0	(367)	(367)	0	(16)
Pay	28-Day MXN-TIIE	7.300	Lunar	11/12/2026		300,000	0	(508)	(508)	0	(23)
Receive	28-Day MXN-TIIE	7.570	Lunar	11/19/2026		409,700	0	571	571	31	0
Pay	28-Day MXN-TIIE	7.109	Lunar	12/03/2026		2,318,700	0	(4,515)	(4,515)	0	(184)
Receive	28-Day MXN-TIIE	7.264	Lunar	12/17/2026		665,000	0	1,150	1,150	53	0
Receive	28-Day MXN-TIIE	7.673	Lunar	12/31/2026		785,100	0	1,078	1,078	64	0
Receive	28-Day MXN-TIIE	7.530	Lunar	01/14/2027		848,700	0	1,247	1,247	70	0
Receive	28-Day MXN-TIIE	7.383	Lunar	01/28/2027		776,400	0	1,324	1,324	65	0
Pay	28-Day MXN-TIIE	7.460	Lunar	02/04/2027		811,500	0	(1,292)	(1,292)	0	(68)
Pay	28-Day MXN-TIIE	7.745	Lunar	02/11/2027		412,400	0	(515)	(515)	0	(35)
Pay	28-Day MXN-TIIE	8.498	Lunar	03/11/2027		141,600	0	(57)	(57)	0	(12)

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	8.385%	Lunar	03/25/2027	MXN	774,600	$1,160	$(717)	$443	$66	$0
Receive	28-Day MXN-TIIE	8.785	Lunar	05/06/2027		775,100	0	22	22	66	0
Receive	28-Day MXN-TIIE	8.770	Lunar	05/13/2027		903,200	0	91	91	77	0
Pay	28-Day MXN-TIIE	8.402	Lunar	05/20/2027		1,327,500	0	(704)	(704)	0	(114)
Pay	28-Day MXN-TIIE	8.400	Lunar	05/21/2027		1,377,800	0	(728)	(728)	0	(118)
Receive	28-Day MXN-TIIE	9.020	Lunar	06/03/2027		2,058,300	0	(587)	(587)	175	0
Receive	28-Day MXN-TIIE	9.070	Lunar	06/24/2027		761,200	0	(269)	(269)	65	0
Receive	28-Day MXN-TIIE	9.114	Lunar	06/24/2027		664,800	0	(272)	(272)	57	0
Pay	28-Day MXN-TIIE	8.810	Lunar	07/01/2027		1,306,400	0	66	66	0	(112)
Pay	28-Day MXN-TIIE	8.280	Lunar	07/29/2027		1,744,000	0	(1,066)	(1,066)	0	(151)
Pay	28-Day MXN-TIIE	8.124	Lunar	08/05/2027		777,000	(114)	(580)	(694)	0	(68)
Receive	28-Day MXN-TIIE	8.921	Lunar	08/25/2027		2,496,500	0	(599)	(599)	216	0
Receive	28-Day MXN-TIIE	9.060	Lunar	09/14/2027		1,731,000	0	(735)	(735)	150	0
Receive	28-Day MXN-TIIE	9.190	Lunar	09/17/2027		1,100,100	0	(674)	(674)	95	0
Receive	28-Day MXN-TIIE	9.536	Lunar	09/22/2027		1,148,800	0	(1,262)	(1,262)	99	0
Pay	28-Day MXN-TIIE	9.290	Lunar	09/23/2027		656,300	0	505	505	0	(57)
Pay	28-Day MXN-TIIE	9.300	Lunar	09/24/2027		1,003,900	0	789	789	0	(87)
Pay	28-Day MXN-TIIE	9.382	Lunar	10/12/2027		1,791,700	0	1,615	1,615	0	(156)
Pay	28-Day MXN-TIIE	8.600	Lunar	11/05/2027		970,000	0	(181)	(181)	0	(86)
Pay	28-Day MXN-TIIE	8.616	Lunar	11/05/2027		1,356,000	0	(222)	(222)	0	(120)
Pay	28-Day MXN-TIIE	8.630	Lunar	11/09/2027		862,900	34	(146)	(112)	0	(77)
Pay	28-Day MXN-TIIE	8.453	Lunar	11/30/2027		4,257,400	0	(1,688)	(1,688)	0	(380)
Pay	28-Day MXN-TIIE	8.480	Lunar	11/30/2027		1,346,600	0	(481)	(481)	0	(120)
Receive	28-Day MXN-TIIE	8.485	Lunar	01/24/2028		940,000	0	314	314	83	0
Receive	28-Day MXN-TIIE	8.940	Lunar	02/07/2028		1,065,900	0	(430)	(430)	94	0
Receive	28-Day MXN-TIIE	9.215	Lunar	02/09/2028		1,217,600	0	(1,004)	(1,004)	106	0
Receive	28-Day MXN-TIIE	9.345	Lunar	02/16/2028		875,500	0	(863)	(863)	77	0
Pay	28-Day MXN-TIIE	8.438	Lunar	03/20/2028		2,625,000	0	(1,027)	(1,027)	0	(230)
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028		1,838,100	0	(225)	(225)	158	0
Receive	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		415,000	426	(124)	302	36	0
Receive	28-Day MXN-TIIE	8.765	Lunar	08/02/2028		1,465,000	574	(843)	(269)	127	0
Pay	28-Day MXN-TIIE	9.890	Lunar	09/22/2028		678,900	0	1,518	1,518	0	(59)
Pay	28-Day MXN-TIIE	9.238	Lunar	11/02/2028		762,200	0	841	841	0	(69)
Pay	28-Day MXN-TIIE	10.023	Lunar	06/07/2029		425,000	0	1,215	1,215	0	(48)
Pay	28-Day MXN-TIIE	9.885	Lunar	06/08/2029		418,200	0	1,080	1,080	0	(47)
Pay	28-Day MXN-TIIE	9.385	Lunar	07/06/2029		475,200	183	573	756	0	(55)
Pay	28-Day MXN-TIIE	8.911	Lunar	08/10/2029		1,139,300	0	738	738	0	(137)
Pay	28-Day MXN-TIIE	8.550	Lunar	09/13/2029		592,300	76	(125)	(49)	0	(73)
Pay	28-Day MXN-TIIE	8.250	Lunar	12/02/2032		992,100	0	(1,221)	(1,221)	0	(159)
Receive	28-Day MXN-TIIE	8.800	Lunar	02/02/2033		761,000	0	(363)	(363)	125	0
Receive	28-Day MXN-TIIE	8.755	Lunar	02/03/2033		475,100	0	(161)	(161)	78	0
Receive	28-Day MXN-TIIE	8.844	Lunar	02/07/2033		891,300	0	(566)	(566)	147	0
Pay	28-Day MXN-TIIE	8.374	Lunar	03/14/2033		1,146,900	0	(1,068)	(1,068)	0	(191)
Pay	28-Day MXN-TIIE	8.281	Lunar	03/28/2033		617,600	0	(731)	(731)	0	(103)
Receive	28-Day MXN-TIIE	8.563	Lunar	05/16/2033		615,600	0	201	201	104	0
Pay	28-Day MXN-TIIE	8.055	Lunar	06/13/2033		323,700	53	(693)	(640)	0	(55)
Receive	28-Day MXN-TIIE	8.500	Lunar	07/25/2033		1,511,600	401	365	766	262	0
Receive	28-Day MXN-TIIE	8.645	Lunar	07/27/2033		775,400	0	96	96	135	0
Receive	28-Day MXN-TIIE	8.990	Lunar	08/10/2033		665,500	0	(695)	(695)	116	0
Pay	28-Day MXN-TIIE	9.765	Lunar	09/16/2033		838,100	703	2,325	3,028	0	(150)
Pay	28-Day MXN-TIIE	9.135	Lunar	10/27/2033		426,400	0	642	642	0	(76)
Pay	28-Day MXN-TIIE	8.470	Lunar	12/16/2033		237,300	0	(178)	(178)	0	(43)
Pay	28-Day MXN-TIIE	8.540	Lunar	12/21/2033		949,400	0	(475)	(475)	0	(171)
Receive	28-Day MXN-TIIE	8.782	Lunar	03/09/2034		632,900	0	(178)	(178)	116	0
Receive	28-Day MXN-TIIE	8.955	Lunar	03/23/2034		946,000	532	(1,393)	(861)	175	0
Pay	28-Day MXN-TIIE	9.981	Lunar	06/01/2034		518,700	0	2,306	2,306	0	(98)
Pay	28-Day MXN-TIIE	10.180	Lunar	06/01/2034		193,800	0	996	996	0	(37)
Pay	28-Day MXN-TIIE	8.830	Lunar	08/01/2034		1,211,800	290	233	523	0	(227)
Receive(5)	CAONREPO	3.750	Annual	03/19/2027	CAD	2,000	(36)	2	(34)	0	(2)
Pay(5)	CAONREPO	3.250	Annual	03/19/2030		216,100	5,828	(644)	5,184	444	0
Pay(5)	CAONREPO	3.500	Annual	03/19/2035		694,900	33,369	(4,394)	28,975	2,076	0
Receive(5)	CAONREPO	3.500	Annual	03/19/2055		174,100	(15,647)	2,425	(13,222)	0	(1,150)
Pay	CPURNSA	2.500	Maturity	03/29/2033		$86,600	(258)	472	214	0	(186)
Receive	CPURNSA	2.525	Maturity	06/07/2033		21,100	121	(242)	(121)	45	0
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	(867)	(867)	148	0
Pay	CPURNSA	2.598	Maturity	04/10/2034		80,100	911	492	1,403	0	(185)
Pay(5)	SIBSORA	2.500	Semi-Annual	03/19/2030	SGD	399,850	4,390	(1,154)	3,236	210	0

							$126,582	$9,254	$135,836	$26,904	$(25,016)

Total Swap Agreements							$136,052	$15,116	$151,168	$27,051	$(25,199)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$16,208	$27,053	$43,261	$0	$(20,118)	$(25,200)	$(45,318)

(h)

Securities with an aggregate market value of $50,944 and cash of $311,405 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)

Unsettled variation margin asset of $1,071 and liability of $(200) for closed futures and unsettled variation margin asset of $2 and liability of $(1) for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CNH	1,234,370		$172,460	$0	$(3,927)

BOA	10/2024	HKD	104,951		13,479	0	(24)
	10/2024	JPY	32,210,054		222,802	0	(1,307)
	10/2024	KRW	5,084,359		3,802	0	(56)
	10/2024		$154	CZK	3,602	5	0
	10/2024		550,856	EUR	494,900	42	0
	10/2024		1,327	GBP	1,013	28	0
	10/2024		1,046	HUF	375,435	6	0
	10/2024		1,550	JPY	222,000	0	(6)
	10/2024		6,015	PLN	23,375	58	(2)
	10/2024		52	RON	237	1	0
	10/2024		3,389	SGD	4,413	45	0
	10/2024		179	ZAR	3,291	11	0
	10/2024	ZAR	316,445		$17,924	0	(367)
	12/2024	ILS	320,507		85,896	0	(280)
	12/2024	PEN	37,331		9,837	0	(226)
	12/2024		$24,326	GBP	18,313	153	0
	12/2024		564	MXN	11,030	0	(11)

BPS	10/2024	CZK	64,176		$2,781	0	(53)
	10/2024	EUR	10,464		11,617	5	(36)
	10/2024	HKD	405,089		52,008	0	(110)
	10/2024	KRW	15,457,332		11,550	0	(180)
	10/2024	TRY	27,808		790	0	(10)
	10/2024		$1,124	CAD	1,523	2	0
	10/2024		36,382	CNH	259,163	651	0
	10/2024		693	CZK	15,961	12	0
	10/2024		8,808	EUR	7,913	19	(18)
	10/2024		93,153	HUF	33,533,145	743	0
	10/2024		150	IDR	2,320,409	3	0
	10/2024		132	ILS	499	2	0

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$633,303	JPY	88,939,700	$0	$(14,484)
	10/2024		704	ZAR	12,404	13	(1)
	11/2024	CNH	291,793		$40,776	0	(1,009)
	11/2024	TRY	7,908		218	0	(2)
	11/2024	TWD	959,438		30,078	0	(380)
	12/2024	AUD	23,700		16,441	43	0
	12/2024	COP	67,992,130		15,670	0	(339)
	12/2024	CZK	608,042		27,100	202	0
	12/2024	HUF	20,793,867		58,700	595	0
	12/2024	IDR	551,146,569		36,200	49	(29)
	12/2024	ILS	250,404		66,617	0	(710)
	12/2024	INR	2,569,733		30,600	46	0
	12/2024	MXN	185,521		9,418	134	(31)
	12/2024	NOK	879,624		81,000	0	(2,388)
	12/2024	NZD	21,200		13,492	22	0
	12/2024	PEN	43,336		11,422	0	(260)
	12/2024	PHP	1,660,517		29,700	125	0
	12/2024	PLN	168,436		43,800	141	0
	12/2024	SEK	132,190		13,100	34	0
	12/2024	SGD	36,879		28,800	0	(4)
	12/2024	TRY	40,340		1,081	0	(7)
	12/2024		$64,000	BRL	354,436	479	0
	12/2024		12,900	COP	54,921,750	31	0
	12/2024		18,200	CZK	409,537	0	(83)
	12/2024		22,100	HUF	7,927,214	113	(61)
	12/2024		18,400	IDR	281,785,687	98	0
	12/2024		280,432	INR	23,547,195	0	(459)
	12/2024		14,000	JPY	1,950,161	0	(292)
	12/2024		98,100	KRW	127,745,820	0	(880)
	12/2024		24,900	NOK	261,310	0	(128)
	12/2024		35,746	NZD	56,700	280	0
	12/2024		26,400	PHP	1,472,888	0	(167)
	12/2024		13,100	PLN	50,811	70	0
	12/2024		34,500	SEK	348,384	0	(66)
	12/2024		38,900	TWD	1,224,019	115	0
	12/2024	ZAR	595,959		$33,950	37	(357)

BRC	10/2024	CHF	90		106	0	0
	10/2024	CZK	76,766		3,400	10	0
	10/2024	EUR	3,664		4,090	12	0
	10/2024	GBP	472,195		622,937	0	(8,364)
	10/2024	NZD	92,184		57,818	0	(747)
	10/2024	PLN	6,580		1,726	17	0
	10/2024	SEK	943,683		93,272	351	0
	10/2024	TRY	9,065		259	0	(2)
	10/2024		$31,905	CZK	739,638	763	(3)
	10/2024		2,438	EUR	2,184	0	(7)
	10/2024		90,549	GBP	68,639	1,219	0
	10/2024		3,344	HUF	1,203,759	27	0
	10/2024		35,975	MYR	156,984	2,080	0
	10/2024		13,098	NOK	138,710	46	0
	10/2024		8,269	PLN	31,747	0	(25)
	10/2024		537	RON	2,449	11	0
	10/2024		4,415	SGD	5,747	61	0
	10/2024		260	ZAR	4,753	15	0
	11/2024	EUR	2,184		$2,442	7	0
	11/2024		$106	CHF	89	0	0
	11/2024		4,096	EUR	3,664	0	(12)
	11/2024		34,995	NZD	55,384	195	0
	11/2024		93,272	SEK	942,165	0	(354)
	11/2024		1,896	TRY	70,312	49	0
	12/2024	COP	58,440,780		$13,410	0	(350)
	12/2024	GBP	5,938		7,858	0	(78)
	12/2024	PEN	9,662		2,546	0	(59)
	12/2024	TRY	21,573		575	0	(8)
	12/2024		$984	TRY	36,867	10	0

CBK	10/2024	BRL	643,579		$118,129	0	(9)
	10/2024	GBP	4,588		6,105	0	(29)
	10/2024	IDR	1,931,867,572		124,488	0	(2,555)
	10/2024	INR	13,637,782		162,155	0	(448)
	10/2024	KRW	11,075,483		8,278	0	(125)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	PEN	8,236		$2,200	$0	$(21)
	10/2024	SEK	24,895		2,403	0	(49)
	10/2024		$113,717	BRL	643,579	4,421	0
	10/2024		2,027	CAD	2,736	0	(4)
	10/2024		70,417	CNH	499,140	908	0
	10/2024		555,459	EUR	498,347	0	(725)
	10/2024		798	GBP	597	0	0
	10/2024		7	IDR	104,661	0	0
	10/2024		744	ILS	2,705	0	(18)
	10/2024		34,728	INR	2,921,204	102	0
	10/2024		88	NOK	931	0	0
	10/2024		79,279	PHP	4,426,069	0	(465)
	10/2024		37,331	SEK	379,070	0	(6)
	10/2024		157,201	THB	5,225,759	5,357	0
	10/2024		107,105	ZAR	1,942,783	5,193	0
	11/2024	BRL	939,982		$167,405	0	(4,507)
	11/2024	CNH	589,238		83,027	0	(1,353)
	11/2024	TWD	3,937,575		123,662	44	(1,382)
	11/2024		$242,044	CNH	1,707,857	2,525	0
	11/2024		2,390	EUR	2,133	0	(12)
	11/2024		61,777	TWD	1,970,814	788	0
	12/2024	COP	132,594,000		$30,800	0	(419)
	12/2024	GBP	10,938		14,602	0	(19)
	12/2024	IDR	239,456,400		15,700	0	(19)
	12/2024	PEN	179,851		47,100	0	(1,380)
	12/2024		$8,800	CLP	7,908,120	0	(12)
	12/2024		8,733	COP	37,036,793	2	(15)
	12/2024		1,004	MXN	20,146	9	(2)
	12/2024		47,636	PEN	176,881	71	(28)
	12/2024		13,600	ZAR	241,637	295	0
	12/2024	ZAR	165,277		$9,550	46	0

DUB	10/2024	BRL	87,421		15,755	0	(292)
	10/2024	KRW	10,475,829		7,848	0	(101)
	10/2024		$16,046	BRL	87,421	1	0
	10/2024		5	ILS	17	0	0
	10/2024		614,368	JPY	86,240,000	0	(14,333)
	10/2024		25,115	PLN	97,118	139	(31)
	01/2025		15,755	BRL	88,356	286	0

FAR	10/2024	AUD	53,285		$36,626	0	(213)
	10/2024	EUR	115,655		129,329	587	0
	10/2024	JPY	25,269,858		175,581	42	(282)
	10/2024	NZD	130,599		82,094	0	(876)
	11/2024		$36,643	AUD	53,285	214	0
	11/2024		129,506	EUR	115,655	0	(587)
	11/2024		121,011	JPY	17,352,492	283	0
	11/2024		82,100	NZD	130,599	879	0
	12/2024	EUR	15,500		$17,385	78	0
	12/2024	NZD	19,900		12,478	0	(166)
	12/2024	PEN	77,953		20,552	0	(460)
	12/2024		$16,300	CLP	14,704,230	41	0
	12/2024		66,617	PEN	251,412	1,152	0

GLM	10/2024	BRL	556,611		$100,272	0	(1,901)
	10/2024	EUR	659,445		734,285	224	0
	10/2024		$102,166	BRL	556,611	7	0
	10/2024		298	CZK	6,723	0	(1)
	10/2024		541,308	GBP	409,913	6,725	0
	10/2024		779	ILS	2,922	5	0
	10/2024		12,175	INR	1,023,953	33	0
	11/2024	TRY	38,125		$1,038	0	(10)
	11/2024	TWD	3,489		110	0	(1)
	12/2024	CLP	79,854,907		84,172	0	(4,572)
	12/2024	THB	1,190,640		36,300	0	(891)
	12/2024		$100,272	BRL	560,421	1,870	0
	12/2024		16,200	PLN	62,256	0	(63)
	02/2025	MXN	61,814		$3,036	0	(41)
	03/2025	TRY	17,908		374	0	(70)

IND	10/2024	KRW	14,457,899		10,797	0	(174)
	10/2024		$225,792	IDR	3,487,981,906	3,584	0
	10/2024		40,509	MYR	175,353	2,000	0

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

JPM	10/2024	CNH	68		$10	$0	$0
	10/2024	KRW	5,864,784		4,388	0	(63)
	10/2024	NOK	834,473		78,871	0	(204)
	10/2024	SGD	21		16	0	0
	10/2024	TRY	28,026		803	0	(4)
	10/2024		$430,978	CAD	585,972	2,298	0
	10/2024		24,643	CNH	175,040	370	0
	10/2024		25,020	CZK	570,123	159	0
	10/2024		1,984	HUF	707,429	3	(6)
	10/2024		35,490	IDR	548,999,241	613	0
	10/2024		104,153	ILS	387,025	347	(649)
	10/2024		41,915	PLN	162,507	305	(16)
	10/2024		971	ZAR	17,677	51	0
	11/2024	CNH	135,874		$19,217	0	(240)
	11/2024	TRY	6,012		162	0	(6)
	11/2024	TWD	501,694		15,439	0	(487)
	11/2024		$78,871	NOK	834,191	204	0
	11/2024		15	TRY	579	1	0
	12/2024	GBP	24,000		$32,020	18	(80)
	12/2024	HUF	4,889,335		13,700	38	0
	12/2024	ILS	95,701		25,487	0	(244)
	12/2024	PEN	16,301		4,294	0	(100)
	12/2024	TRY	23,752		633	0	(6)
	12/2024		$130,490	CLP	122,351,008	5,514	(32)
	12/2024		12,400	JPY	1,731,427	0	(229)
	12/2024		13,200	MXN	259,867	0	(156)
	12/2024		24,900	NOK	261,629	0	(98)
	12/2024		1,697	TRY	64,029	32	0
	05/2025		489		21,733	23	0

MBC	10/2024	AUD	30,941		$20,931	0	(460)
	10/2024	CAD	194,767		144,965	951	0
	10/2024	EUR	1,593		1,767	0	(7)
	10/2024	GBP	281,401		376,374	154	0
	10/2024	ILS	3,031		803	0	(11)
	10/2024	JPY	53,227,210		369,271	0	(1,070)
	10/2024	KRW	19,796,675		14,821	0	(202)
	10/2024	NOK	33,001		3,131	4	0
	10/2024		$2,458	CAD	3,335	8	0
	10/2024		197,713	CHF	166,681	0	(772)
	10/2024		37,924	CZK	864,409	252	0
	10/2024		4,714	GBP	3,607	109	0
	10/2024		58,361	NOK	614,054	0	(173)
	10/2024		7,054	SEK	71,600	0	(4)
	10/2024		51,242	SGD	65,830	0	(22)
	10/2024		888	ZAR	15,527	13	(4)
	11/2024	SGD	65,718		$51,242	23	0
	11/2024	TWD	806,759		25,183	0	(428)
	11/2024		$144,965	CAD	194,611	0	(953)
	11/2024		2,233	EUR	1,993	0	(12)
	11/2024		376,359	GBP	281,401	0	(145)
	11/2024		3,131	NOK	32,990	0	(4)
	11/2024		21,329	PLN	82,688	139	0

MYI	10/2024	GBP	737		$974	0	(11)
	10/2024	HUF	2,802,875		7,765	0	(84)
	10/2024	KRW	7,535,897		5,635	0	(84)
	10/2024	SGD	75,726		58,154	0	(765)
	10/2024		$193	CZK	4,370	0	0
	10/2024		20,454	EUR	18,353	0	(25)
	10/2024		3,445	HKD	26,792	2	0
	10/2024		39,117	HUF	14,011,925	118	0
	10/2024		10,823	NOK	113,815	0	(38)
	10/2024		57	PHP	3,179	0	0
	10/2024		47,872	SEK	490,188	395	0
	10/2024		2,330	ZAR	41,948	100	(5)
	11/2024	TWD	518,776		$16,503	34	0
	11/2024		$1,641	SEK	16,563	0	(7)
	12/2024	CAD	64,828		$48,200	171	0
	12/2024	CHF	10,530		12,500	0	(48)
	12/2024	CZK	261,282		11,600	42	0
	12/2024	GBP	23,813		31,936	106	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2024	MXN	1,464,766		$74,461	$938	$0
	12/2024	MYR	100,019		24,200	0	(144)
	12/2024	SEK	131,907		13,000	0	(38)
	12/2024		$15,953	AUD	23,000	0	(39)
	12/2024		12,600	CHF	10,555	0	(23)
	12/2024		15,146	GBP	11,563	310	0

NGF	10/2024		123	CZK	2,803	1	0

RBC	10/2024	CAD	3,995		$2,968	14	0
	10/2024		$41	CNH	296	1	0

RYL	10/2024		429,022	CAD	583,620	2,515	0
	10/2024		4,357	SEK	44,260	7	(6)

SCX	10/2024	CAD	33,668		$25,040	145	0
	10/2024	EUR	228,888		254,337	0	(449)
	10/2024	INR	6,925,133		82,397	0	(171)
	10/2024	JPY	64,620,808		449,066	0	(549)
	10/2024	TRY	3,254		95	0	0
	10/2024		$260	CZK	5,867	0	(1)
	10/2024		2,412	SGD	3,146	35	0
	11/2024	CNH	92,554		$12,778	0	(476)
	11/2024	TWD	150,849		4,671	0	(118)
	12/2024	PEN	78,156		20,500	0	(567)
	12/2024		$86,168	INR	7,227,686	0	(232)

SOG	10/2024	ILS	3,054		$814	0	(6)

SSB	10/2024	CHF	69,168		81,849	124	0
	10/2024	GBP	134,164		176,533	0	(2,838)
	11/2024		$800	GBP	597	0	(2)
	12/2024	COP	61,492,600		$14,120	0	(358)
	12/2024		$26,407	AUD	38,400	162	0
	12/2024		58,546	CLP	52,734,690	110	(50)
	12/2024		3,550	PEN	13,160	0	(3)
	12/2024	ZAR	199,437		$11,500	32	0

TOR	10/2024	CAD	944,893		702,026	3,358	0
	10/2024		$57,122	AUD	84,226	1,108	0
	10/2024		138,938	NZD	222,783	2,596	0
	10/2024		79,047	SGD	102,990	1,148	0
	10/2024		603	ZAR	10,960	30	0

UAG	10/2024	CHF	97,423		$114,856	0	(253)
	10/2024		$541,533	GBP	409,913	6,500	0
	10/2024		15,505	PLN	60,236	140	0
	10/2024		45,202	SGD	58,890	653	0
	11/2024		114,857	CHF	97,060	257	0

Total Forward Foreign Currency Contracts						$79,978	$(91,703)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	3-Month MYR-KLIBOR(1)	3.500%	Quarterly	03/19/2030	MYR	179,300	$(90)	$5	$0	$(85)

SCX	Pay	3-Month MYR-KLIBOR(1)	3.500	Quarterly	03/19/2030		1,011,100	1,210	(727)	483	0

								$1,120	$(722)	$483	$(85)

TOTAL RETURN SWAPS ON EQUITY INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MEI	Pay	KOSPI2 Index	2,250,000	0.000%	Maturity	12/12/2024	KRW	765,460	$0	$(13)	$0	$(13)
	Receive	Thailand Equity Index	1,723,200	0.000%	Maturity	12/27/2024	THB	1,581,892	0	(177)	0	(177)

									$0	$(190)	$0	$(190)

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
NGF	Pay	Henry Schein, Inc.	413,720	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024	$30,160	$0	$27	$27	$0
	Pay	Microsoft Corp.	101,210	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024	43,551	0	41	41	0
	Pay	NextEra Energy, Inc.	334,010	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024	28,234	0	26	26	0
	Pay	OKTA, Inc.	266,350	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024	19,800	0	19	19	0
	Pay	Tesla, Inc.	138,690	5.530% (FEDL01 plus a specified spread)	Monthly	10/23/2024	36,286	0	32	32	0

								$0	$145	$145	$0

Total Swap Agreements								$1,120	$(767)	$628	$(275)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$0	$0	$0	$0	$(3,927)	$0	$0	$(3,927)	$(3,927)	$4,057	$130
BOA	349	0	0	349	(2,279)	0	0	(2,279)	(1,930)	2,594	664
BPS	4,064	0	0	4,064	(22,544)	0	0	(22,544)	(18,480)	15,447	(3,033)
BRC	4,873	0	0	4,873	(10,009)	0	0	(10,009)	(5,136)	5,004	(132)
CBK	19,761	0	0	19,761	(13,602)	0	(85)	(13,687)	6,074	(8,434)	(2,360)
DUB	426	0	0	426	(14,757)	0	0	(14,757)	(14,331)	11,265	(3,066)
FAR	3,276	0	0	3,276	(2,584)	0	0	(2,584)	692	0	692
GLM	8,864	0	0	8,864	(7,550)	0	0	(7,550)	1,314	(60)	1,254
IND	5,584	0	0	5,584	(174)	0	0	(174)	5,410	(6,430)	(1,020)
JPM	9,976	0	0	9,976	(2,620)	0	0	(2,620)	7,356	(8,449)	(1,093)
MBC	1,653	0	0	1,653	(4,267)	0	0	(4,267)	(2,614)	3,700	1,086
MEI	0	0	0	0	0	0	(190)	(190)	(190)	26	(164)
MYI	2,216	0	0	2,216	(1,311)	0	0	(1,311)	905	(760)	145
NGF	1	0	145	146	0	0	0	0	146	755	901
RBC	15	0	0	15	0	0	0	0	15	(10)	5
RYL	2,522	0	0	2,522	(6)	0	0	(6)	2,516	(3,840)	(1,324)
SCX	180	0	483	663	(2,563)	0	0	(2,563)	(1,900)	5,001	3,101
SOG	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
SSB	428	0	0	428	(3,251)	0	0	(3,251)	(2,823)	3,793	970
TOR	8,240	0	0	8,240	0	0	0	0	8,240	(4,320)	3,920
UAG	7,550	0	0	7,550	(253)	0	0	(253)	7,297	(7,894)	(597)

Total Over the Counter	$79,978	$0	$628	$80,606	$(91,703)	$0	$(275)	$(91,978)

(j)

Securities with an aggregate market value of $52,721 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Consolidated Schedule of Investments	PIMCO TRENDS Managed Futures Strategy Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$8,689	$0	$6,447	$0	$1,072	$16,208
Swap Agreements	0	154	0	0	26,899	27,053

	$8,689	$154	$6,447	$0	$27,971	$43,261

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$79,978	$0	$79,978
Swap Agreements	0	0	145	0	483	628

	$0	$0	$145	$79,978	$483	$80,606

	$8,689	$154	$6,592	$79,978	$28,454	$123,867

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$13,228	$0	$4,801	$192	$1,897	$20,118
Swap Agreements	0	184	0	0	25,016	25,200

	$13,228	$184	$4,801	$192	$26,913	$45,318

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$91,703	$0	$91,703
Swap Agreements	0	0	190	0	85	275

	$0	$0	$190	$91,703	$85	$91,978

	$13,228	$184	$4,991	$91,895	$26,998	$137,296

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(125,132)	$0	$(27,195)	$(6,691)	$2,254	$(156,764)
Swap Agreements	0	(20,088)	0	0	4,036	(16,052)

	$(125,132)	$(20,088)	$(27,195)	$(6,691)	$6,290	$(172,816)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(44,752)	$0	$(44,752)
Swap Agreements	0	0	(42,174)	0	(159)	(42,333)

	$0	$0	$(42,174)	$(44,752)	$(159)	$(87,085)

	$(125,132)	$(20,088)	$(69,369)	$(51,443)	$6,131	$(259,901)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(19,713)	$0	$(19,273)	$(2,551)	$8,645	$(32,892)
Swap Agreements	0	(12,215)	0	0	(4,819)	(17,034)

	$(19,713)	$(12,215)	$(19,273)	$(2,551)	$3,826	$(49,926)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(35,347)	$0	$(35,347)
Swap Agreements	0	0	(1,326)	0	(517)	(1,843)

	$0	$0	$(1,326)	$(35,347)	$(517)	$(37,190)

	$(19,713)	$(12,215)	$(20,599)	$(37,898)	$3,309	$(87,116)

32	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$227,654	$0	$227,654
Industrials	0	54,072	0	54,072
Utilities	0	28,457	0	28,457
U.S. Government Agencies	0	1,107,843	0	1,107,843
Non-Agency Mortgage-Backed Securities	0	7,352	0	7,352
Asset-Backed Securities	0	93,741	0	93,741
Common Stocks
Consumer Discretionary	36,286	0	0	36,286
Health Care	30,160	0	0	30,160
Information Technology	63,351	0	0	63,351
Utilities	28,234	0	0	28,234
Commodities	0	440,921	0	440,921
Short-Term Instruments
Repurchase Agreements	0	325,000	0	325,000
Short-Term Notes	0	2,237	0	2,237
U.S. Treasury Bills	0	180,795	0	180,795

	$158,031	$2,468,072	$0	$2,626,103

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$946,004	$0	$0	$946,004

Total Investments	$1,104,035	$2,468,072	$0	$3,572,107

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(127,281)	$0	$(127,281)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14,879	27,309	0	42,188
Over the counter	0	80,606	0	80,606

	$14,879	$107,915	$0	$122,794

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,964)	(26,153)	0	(45,117)
Over the counter	0	(91,978)	0	(91,978)

	$(18,964)	$(118,131)	$0	$(137,095)

Total Financial Derivative Instruments	$(4,085)	$(10,216)	$0	$(14,301)

Totals	$1,099,950	$2,330,575	$0	$3,430,525

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency

34	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

September 30, 2024	(Unaudited)

transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Notes to Financial Statements	(Cont.)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Fund’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Fund has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Fund’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Fund’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Fund’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

36	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

September 30, 2024	(Unaudited)

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.)

equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Notes to Financial Statements	(Cont.)

used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

38	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

September 30, 2024	(Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Notes to Financial Statements	(Cont.)

affiliate fund’s shareholder report is available on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO TRENDS Managed Futures Strategy Fund	$694,309	$166,784	$0	$0	$1,766	$862,859	$21,351	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO TRENDS Managed Futures Strategy Fund	$205,155	$740,473	$(862,600)	$80	$37	$83,145	$3,384	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs,

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CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

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Notes to Financial Statements	(Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus

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resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets, commodities and other assets and/or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

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Notes to Financial Statements	(Cont.)

The Fund may invest in cash-settled futures contracts based on price movements of Bitcoin that are traded on an exchange regulated by the U.S. Commodity Futures Trading Commission (e.g., Chicago Mercantile Exchange) (“Bitcoin Futures”). Bitcoin Futures are subject to the risk that the value of Bitcoin (and therefore, the price of Bitcoin Futures), is not backed by any government, corporation, or other identified body. Because Bitcoin is a new technological innovation with a limited history and is a highly speculative asset, future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of any Fund exposure to Bitcoin through investments in Bitcoin Futures.

(c) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of

Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps

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and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a

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Notes to Financial Statements	(Cont.)

credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g ., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance,

46	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

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Notes to Financial Statements	(Cont.)

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the

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securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total

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Notes to Financial Statements	(Cont.)

net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account)

from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

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9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Class A	Class C
1.15%	0.25%	0.35%	0.45%	(1)	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with personal services rendered to Class A shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% of Class A shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2025, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense

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Notes to Financial Statements	(Cont.)

Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of September 30, 2024, were as follows (amounts in thousands†):

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $9,605.

(g) Acquired Fund Fees and Expenses PIMCO Cayman Commodity Fund VIII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount was $3,177,075. See Note 14,

Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$5,163,394	$4,288,082	$826,763	$871,279

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares		Amount
Receipts for shares sold

Institutional Class	61,113	$652,167	88,359		$949,442

I-2	4,375	46,557	21,944		236,411

I-3	965	10,453	2,376		25,802

Class A	729	7,896	2,649		28,097

Class C	3	36	3	(a)	29	(a)
Cost of shares redeemed

Institutional Class	(56,958)	(609,948)	(165,255)		(1,781,493)

I-2	(8,898)	(94,412)	(57,608)		(616,465)

I-3	(674)	(7,165)	(5,991)		(64,431)

Class A	(1,260)	(13,236)	(8,012)		(84,843)

Class C	(0)	(0)	(0	)(a)	(0	)(a)

Net increase (decrease) resulting from Fund share transactions	(605)	$(7,652)	(121,535)		$(1,307,451)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Class C was May 26, 2023.

As of September 30, 2024, three persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 73% of the Fund. One of the shareholders is a related party of the Fund and comprises 16% of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on September 6, 2013, as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 27.4% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Notes to Financial Statements	(Cont.)

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (”IRS”) has issued a revenue ruling which holds that income derived from commodity index- linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, the Fund with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of its Subsidiary’s “subpart F income” will increase the Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in its Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains. If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If the Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in this prospectus.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2024, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$153,062	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

September 30, 2024	(Unaudited)

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$3,453,356	$1,038,442	$(934,960)	$103,482

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira

CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

BIST	Borsa Instanbul Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:

BRENT	Brent Crude	FEDL01	Federal funds effective rate	OMX	Stockholm 30 Index

CAC	Cotation Assistée en Continu	FTSE/JSE	South African Performance Index	S&P 500	Standard & Poor’s 500 Index

CAONREPO	Canadian Overnight Repo Rate Average	FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	SIBSORA	Singapore Overnight Rate Average

CDX.EM	Credit Derivatives Index - Emerging Markets	IBEX 35	Spanish Continuous Exchange Index	SOFR	Secured Overnight Financing Rate

CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index

		IFSC	International Financial Service Centre

CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI	Korea Composite Stock Price Index	SONIO	Sterling Overnight Interbank Average Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	KOSPI2	Korea Stock Exchange KOSPI 200 Index	SPI 200	Australian Equity Futures Index

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index

DAX	Deutscher Aktien Index 30

Other Abbreviations:

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BRL-CDI	Brazil Interbank Deposit Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	THOR	Thai Overnight Baht Repurchase Rate

CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap	WTI	West Texas Intermediate

HIBOR	Hong Kong Interbank Offered Rate	oz.	Ounce

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

62	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS10789FSTMSAR_093024

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)  Not applicable to the Registrant.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable to the Registrant.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)    Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner 1
Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 3, 2024

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	December 3, 2024